UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR S&P Global Infrastructure ETF

Semi-Annual Shareholder Report

March 31, 2025

GII

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Global Infrastructure ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Infrastructure ETF	$20	0.40%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$498,116,646
  Number of Portfolio Holdings77
  Portfolio Turnover Rate5%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Transurban Group	5.1%
Aena SME SA	4.9%
NextEra Energy, Inc.	4.9%
Enbridge, Inc.	3.9%
Auckland International Airport Ltd.	3.6%
Grupo Aeroportuario DEL Pacifico SAB de CV	3.5%
Southern Co.	3.4%
Duke Energy Corp.	3.2%
Iberdrola SA	3.2%
Williams Cos., Inc.	2.9%

Top Ten Countries

Country	%
United States	41.3%
Australia	8.9%
Spain	8.1%
Canada	7.5%
Mexico	7.0%
France	5.7%
China	4.9%
New Zealand	3.6%
Italy	2.6%
United Kingdom	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GII

SPDR S&P Emerging Markets Dividend ETF

Semi-Annual Shareholder Report

March 31, 2025

EDIV

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Dividend ETF	$24	0.49%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$631,669,683
  Number of Portfolio Holdings109
  Portfolio Turnover Rate17%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Cia Energetica de Minas Gerais	3.3%
Sino-American Silicon Products, Inc.	2.9%
Banco Bradesco SA	2.6%
Telkom Indonesia Persero Tbk. PT	2.4%
Kunlun Energy Co. Ltd.	2.3%
China CITIC Bank Corp. Ltd., Class H	2.3%
Far Eastern New Century Corp.	1.9%
Thai Beverage PCL	1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	1.8%
Saudi Telecom Co.	1.7%

Top Ten Countries

Country	%
China	24.4%
Taiwan	19.7%
Thailand	11.1%
Malaysia	7.5%
Mexico	6.3%
Brazil	5.9%
Saudi Arabia	5.5%
United Arab Emirates	4.1%
Qatar	3.3%
Indonesia	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EDIV

SPDR S&P China ETF

Semi-Annual Shareholder Report

March 31, 2025

GXC

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P China ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P China ETF	$30	0.59%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$468,473,756
  Number of Portfolio Holdings1,157
  Portfolio Turnover Rate5%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Tencent Holdings Ltd.	12.8%
Alibaba Group Holding Ltd.	8.6%
Meituan, Class B	3.6%
Xiaomi Corp., Class B	3.0%
China Construction Bank Corp., Class H	2.8%
PDD Holdings, Inc.	2.8%
BYD Co. Ltd., Class H	1.9%
JD.com, Inc., Class A	1.9%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
Bank of China Ltd., Class H	1.7%

Top Ten Industries

Industry	%
Interactive Media & Services	14.9%
Broadline Retail	13.5%
Banks	13.0%
Hotels, Restaurants & Leisure	5.9%
Automobiles	4.8%
Technology Hardware, Storage & Peripherals	3.5%
Insurance	3.2%
Oil, Gas & Consumable Fuels	2.4%
Real Estate Management & Development	2.3%
Metals & Mining	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GXC

SPDR S&P Emerging Markets ex-China ETF

Semi-Annual Shareholder Report

March 31, 2025

XCNY

Principal Listing Exchange: Nasdaq Regular Market

This semi-annual shareholder report contains important information about the SPDR S&P Emerging Markets ex-China ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets ex-China ETF	$10	0.22%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$4,622,081
  Number of Portfolio Holdings1,243
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
HDFC Bank Ltd.	1.9%
Reliance Industries Ltd.	1.6%
ICICI Bank Ltd.	1.3%
Infosys Ltd.	1.1%
MediaTek, Inc.	0.9%
Bharti Airtel Ltd.	0.9%
Hon Hai Precision Industry Co. Ltd.	0.9%
Al Rajhi Bank	0.9%
Naspers Ltd., Class N	0.7%

Top Ten Countries

Country	%
India	31.5%
Taiwan	27.0%
Brazil	6.4%
Saudi Arabia	5.9%
South Africa	4.6%
Mexico	3.0%
Malaysia	2.8%
United Arab Emirates	2.5%
Indonesia	2.2%
Thailand	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XCNY

SPDR Dow Jones Global Real Estate ETF

Semi-Annual Shareholder Report

March 31, 2025

RWO

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR Dow Jones Global Real Estate ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones Global Real Estate ETF	$24	0.50%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$1,092,438,775
  Number of Portfolio Holdings229
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Prologis, Inc.	7.2%
Welltower, Inc.	6.5%
Equinix, Inc.	5.5%
Simon Property Group, Inc.	3.5%
Realty Income Corp.	3.5%
Public Storage	3.3%
Digital Realty Trust, Inc.	3.2%
Extra Space Storage, Inc.	2.2%
AvalonBay Communities, Inc.	2.1%
Ventas, Inc.	2.1%

Top Ten Countries

Country	%
United States	72.7%
Japan	8.2%
United Kingdom	3.5%
Singapore	2.8%
Australia	2.4%
France	1.6%
Hong Kong	1.4%
Sweden	1.3%
Switzerland	1.1%
Canada	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RWO

SPDR Dow Jones International Real Estate ETF

Semi-Annual Shareholder Report

March 31, 2025

RWX

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR Dow Jones International Real Estate ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones International Real Estate ETF	$28	0.59%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$249,776,663
  Number of Portfolio Holdings124
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Mitsui Fudosan Co. Ltd.	6.4%
Link REIT	3.1%
Segro PLC	3.1%
Scentre Group	2.8%
Swiss Prime Site AG	2.4%
CapitaLand Integrated Commercial Trust	2.2%
Unibail-Rodamco-Westfield	2.2%
Klepierre SA	1.9%
Nippon Building Fund, Inc.	1.9%
PSP Swiss Property AG	1.8%

Top Ten Countries

Country	%
Japan	30.4%
United Kingdom	13.0%
Singapore	10.5%
Australia	8.8%
France	6.2%
Hong Kong	5.1%
Sweden	4.8%
Switzerland	4.3%
Canada	2.9%
Belgium	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RWX

SPDR EURO STOXX 50 ETF

Semi-Annual Shareholder Report

March 31, 2025

FEZ

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR EURO STOXX 50 ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR EURO STOXX 50 ETF	$15	0.29%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$4,459,521,962
  Number of Portfolio Holdings53
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
SAP SE	6.8%
ASML Holding NV	6.5%
Siemens AG	4.3%
LVMH Moet Hennessy Louis Vuitton SE	4.0%
Allianz SE	3.7%
TotalEnergies SE	3.7%
Deutsche Telekom AG	3.4%
Schneider Electric SE	3.3%
Sanofi SA	3.3%
Air Liquide SA	2.8%

Top Countries

Country	%
France	31.8%
Germany	28.9%
Netherlands	11.0%
Spain	8.3%
Italy	7.7%
United States	7.1%
Finland	1.8%
Belgium	1.6%
China	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FEZ

SPDR MSCI ACWI Climate Paris Aligned ETF

Semi-Annual Shareholder Report

March 31, 2025

NZAC

Principal Listing Exchange: Nasdaq Regular Market

This semi-annual shareholder report contains important information about the SPDR MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI Climate Paris Aligned ETF	$6	0.12%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$144,851,690
  Number of Portfolio Holdings784
  Portfolio Turnover Rate7%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	4.6%
Microsoft Corp.	3.8%
NVIDIA Corp.	3.8%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.4%
Tesla, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
Eli Lilly & Co.	1.1%
Broadcom, Inc.	1.1%

Top Ten Countries

Country	%
United States	65.7%
Japan	4.0%
China	3.6%
Canada	3.4%
France	2.3%
Switzerland	2.2%
United Kingdom	2.0%
India	1.7%
Taiwan	1.3%
Germany	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR NZAC

SPDR MSCI ACWI ex-US ETF

Semi-Annual Shareholder Report

March 31, 2025

CWI

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI ex-US ETF	$15	0.30%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$1,695,471,829
  Number of Portfolio Holdings1,258
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.5%
SAP SE	1.1%
Nestle SA	1.0%
ASML Holding NV	1.0%
Alibaba Group Holding Ltd.	1.0%
Shell PLC	0.9%
Roche Holding AG	0.9%
Novartis AG	0.8%
Novo Nordisk AS, Class B	0.8%

Top Ten Countries

Country	%
Japan	13.7%
China	9.3%
Canada	7.5%
United Kingdom	7.4%
United States	7.2%
France	6.2%
Germany	6.2%
India	5.4%
Taiwan	4.9%
Australia	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CWI

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

Semi-Annual Shareholder Report

March 31, 2025

EFAX

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$10	0.20%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$327,801,575
  Number of Portfolio Holdings664
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
SAP SE	1.7%
Nestle SA	1.7%
ASML Holding NV	1.6%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
Novo Nordisk AS, Class B	1.4%
Novartis AG	1.4%
HSBC Holdings PLC	1.3%
Siemens AG	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Top Ten Countries

Country	%
Japan	21.6%
United Kingdom	12.1%
Germany	10.6%
United States	9.8%
France	9.4%
Switzerland	5.3%
Australia	5.1%
Netherlands	4.2%
Sweden	3.4%
Spain	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EFAX

SPDR MSCI EAFE StrategicFactors ETF

Semi-Annual Shareholder Report

March 31, 2025

QEFA

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE StrategicFactors ETF	$15	0.30%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$867,148,291
  Number of Portfolio Holdings653
  Portfolio Turnover Rate9%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Roche Holding AG	2.2%
Nestle SA	2.2%
Novartis AG	1.9%
ASML Holding NV	1.7%
AstraZeneca PLC	1.7%
Unilever PLC	1.4%
Novo Nordisk AS, Class B	1.2%
Shell PLC	1.1%
Zurich Insurance Group AG	1.1%
TotalEnergies SE	1.0%

Top Ten Countries

Country	%
Japan	21.1%
United States	12.2%
United Kingdom	10.9%
France	8.2%
Germany	7.8%
Switzerland	6.3%
Netherlands	4.8%
Australia	4.8%
Spain	3.5%
Italy	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QEFA

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

Semi-Annual Shareholder Report

March 31, 2025

EEMX

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$15	0.30%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$80,404,388
  Number of Portfolio Holdings1,061
  Portfolio Turnover Rate19%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Tencent Holdings Ltd.	5.6%
Alibaba Group Holding Ltd.	3.4%
Samsung Electronics Co. Ltd.	2.5%
HDFC Bank Ltd.	1.6%
Xiaomi Corp., Class B	1.4%
Meituan, Class B	1.3%
China Construction Bank Corp., Class H	1.1%
ICICI Bank Ltd.	1.1%
PDD Holdings, Inc.	1.1%

Top Ten Countries

Country	%
China	31.6%
Taiwan	17.9%
India	17.2%
South Korea	9.5%
Brazil	3.8%
Saudi Arabia	3.8%
South Africa	3.0%
Mexico	2.0%
United Arab Emirates	1.5%
Malaysia	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EEMX

SPDR MSCI Emerging Markets StrategicFactors ETF

Semi-Annual Shareholder Report

March 31, 2025

QEMM

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets StrategicFactors ETF	$14	0.30%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$37,521,353
  Number of Portfolio Holdings857
  Portfolio Turnover Rate9%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
PDD Holdings, Inc.	2.4%
Infosys Ltd.	2.1%
China Construction Bank Corp., Class H	1.7%
Samsung Electronics Co. Ltd.	1.6%
Tata Consultancy Services Ltd.	1.6%
Saudi Arabian Oil Co.	1.6%
MediaTek, Inc.	1.5%
Bank of China Ltd., Class H	1.3%
Alibaba Group Holding Ltd.	1.3%

Top Ten Countries

Country	%
China	27.5%
India	20.7%
Taiwan	15.5%
South Korea	6.7%
Saudi Arabia	6.1%
Brazil	4.6%
United Arab Emirates	2.6%
Thailand	2.0%
South Africa	1.9%
Malaysia	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QEMM

SPDR MSCI World StrategicFactors ETF

Semi-Annual Shareholder Report

March 31, 2025

QWLD

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI World StrategicFactors ETF	$15	0.30%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$156,115,322
  Number of Portfolio Holdings1,340
  Portfolio Turnover Rate6%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	2.3%
Microsoft Corp.	2.2%
Meta Platforms, Inc., Class A	1.9%
Visa, Inc., Class A	1.4%
NVIDIA Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
Eli Lilly & Co.	1.2%
Johnson & Johnson	1.2%
Procter & Gamble Co.	1.1%
Alphabet, Inc., Class A	1.0%

Top Ten Countries

Country	%
United States	68.8%
Japan	7.7%
United Kingdom	2.9%
Germany	2.9%
Canada	2.7%
France	2.3%
Switzerland	1.8%
Netherlands	1.5%
Australia	1.4%
Spain	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR QWLD

SPDR Portfolio Developed World ex-US ETF

Semi-Annual Shareholder Report

March 31, 2025

SPDW

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Developed World ex-US ETF	$1	0.03%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$23,507,080,309
  Number of Portfolio Holdings2,377
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
SAP SE	1.1%
Nestle SA	1.1%
ASML Holding NV	1.1%
Roche Holding AG	1.0%
Shell PLC	1.0%
AstraZeneca PLC	0.9%
Novartis AG	0.9%
Toyota Motor Corp.	0.9%
Novo Nordisk AS, Class B	0.9%
HSBC Holdings PLC	0.9%

Top Ten Countries

Country	%
Japan	21.7%
Canada	9.7%
United Kingdom	9.6%
United States	8.2%
Germany	7.5%
France	7.2%
Australia	5.9%
Switzerland	4.0%
South Korea	3.9%
Sweden	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPDW

SPDR Portfolio Emerging Markets ETF

Semi-Annual Shareholder Report

March 31, 2025

SPEM

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Emerging Markets ETF	$3	0.07%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$10,354,481,591
  Number of Portfolio Holdings3,084
  Portfolio Turnover Rate0%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Tencent Holdings Ltd.	4.4%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	1.4%
Reliance Industries Ltd.	1.2%
Xiaomi Corp., Class B	1.2%
Meituan, Class B	1.0%
ICICI Bank Ltd.	1.0%
China Construction Bank Corp., Class H	1.0%
PDD Holdings, Inc.	0.9%

Top Ten Countries

Country	%
China	33.0%
India	21.5%
Taiwan	18.2%
Brazil	4.6%
Saudi Arabia	4.1%
South Africa	3.0%
Mexico	1.9%
Malaysia	1.8%
United Arab Emirates	1.6%
Thailand	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPEM

SPDR Portfolio Europe ETF

Semi-Annual Shareholder Report

March 31, 2025

SPEU

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio Europe ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Europe ETF	$3	0.07%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$1,058,178,946
  Number of Portfolio Holdings1,806
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
SAP SE	2.1%
Nestle SA	2.0%
ASML Holding NV	2.0%
Roche Holding AG	1.9%
AstraZeneca PLC	1.7%
Shell PLC	1.7%
Novartis AG	1.7%
Novo Nordisk AS, Class B	1.7%
HSBC Holdings PLC	1.5%
Siemens AG	1.3%

Top Ten Countries

Country	%
United Kingdom	17.5%
France	14.0%
Germany	14.0%
United States	13.0%
Switzerland	7.5%
Sweden	5.9%
Netherlands	5.5%
Italy	4.7%
Spain	4.5%
Denmark	3.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPEU

SPDR Portfolio MSCI Global Stock Market ETF

Semi-Annual Shareholder Report

March 31, 2025

SPGM

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio MSCI Global Stock Market ETF	$4	0.09%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$953,594,805
  Number of Portfolio Holdings2,836
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Apple, Inc.	3.8%
NVIDIA Corp.	3.1%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.5%
Alphabet, Inc., Class A	1.0%
Alphabet, Inc., Class C	1.0%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	0.9%
Tesla, Inc.	0.9%

Top Ten Countries

Country	%
United States	64.9%
Japan	5.5%
China	3.2%
United Kingdom	2.8%
Canada	2.7%
India	2.1%
Germany	2.1%
France	2.0%
Taiwan	1.8%
Australia	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPGM

SPDR S&P Emerging Asia Pacific ETF

Semi-Annual Shareholder Report

March 31, 2025

GMF

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Asia Pacific ETF	$24	0.49%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$352,887,834
  Number of Portfolio Holdings1,292
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	1.7%
Meituan, Class B	1.4%
Reliance Industries Ltd.	1.4%
ICICI Bank Ltd.	1.3%
China Construction Bank Corp., Class H	1.3%
Xiaomi Corp., Class B	1.2%
PDD Holdings, Inc.	1.1%

Top Countries

Country	%
China	42.1%
India	27.4%
Taiwan	23.7%
Malaysia	2.7%
Thailand	2.0%
Indonesia	1.9%
Philippines	0.8%
Hong Kong	0.3%
United States	0.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GMF

SPDR S&P Emerging Markets Small Cap ETF

Semi-Annual Shareholder Report

March 31, 2025

EWX

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Small Cap ETF	$31	0.65%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$640,743,432
  Number of Portfolio Holdings3,376
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Zai Lab Ltd.	0.3%
Asseco Poland SA	0.2%
Grupa Kety SA	0.2%
Meitu, Inc.	0.2%
Chinasoft International Ltd.	0.2%
Yangzijiang Financial Holding Ltd.	0.2%
Kingsoft Cloud Holdings Ltd.	0.2%
Tong Yang Industry Co. Ltd.	0.2%
Capital Securities Corp.	0.2%
National Industries Group Holding SAK	0.2%

Top Ten Countries

Country	%
China	27.8%
Taiwan	24.5%
India	17.1%
Malaysia	4.1%
Saudi Arabia	3.7%
South Africa	3.1%
Turkey	2.9%
Brazil	2.8%
Thailand	2.8%
Indonesia	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EWX

SPDR S&P Global Dividend ETF

Semi-Annual Shareholder Report

March 31, 2025

WDIV

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Global Dividend ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Dividend ETF	$20	0.40%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$191,823,294
  Number of Portfolio Holdings104
  Portfolio Turnover Rate44%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
APA Group	1.7%
Altria Group, Inc.	1.7%
TELUS Corp.	1.6%
Bouygues SA	1.5%
Far East Horizon Ltd.	1.5%
Verizon Communications, Inc.	1.5%
Henderson Land Development Co. Ltd.	1.4%
Sino Land Co. Ltd.	1.4%
Legal & General Group PLC	1.4%
CVS Health Corp.	1.4%

Top Ten Countries

Country	%
United States	22.0%
Canada	17.6%
China	11.0%
Japan	9.4%
Switzerland	6.2%
Hong Kong	5.3%
Italy	5.0%
United Kingdom	4.3%
South Korea	2.7%
France	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR WDIV

SPDR S&P Global Natural Resources ETF

Semi-Annual Shareholder Report

March 31, 2025

GNR

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P Global Natural Resources ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Natural Resources ETF	$19	0.40%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$2,720,039,929
  Number of Portfolio Holdings104
  Portfolio Turnover Rate6%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Shell PLC	5.4%
Exxon Mobil Corp.	5.1%
Nutrien Ltd.	4.8%
BHP Group Ltd.	4.6%
TotalEnergies SE	3.6%
UPM-Kymmene OYJ	2.9%
Chevron Corp.	2.7%
Reliance Industries Ltd.	2.5%
Newmont Corp.	2.4%
Agnico Eagle Mines Ltd.	2.4%

Top Ten Countries

Country	%
United States	42.2%
Canada	15.2%
Australia	9.1%
Brazil	6.1%
Finland	4.2%
France	3.6%
India	2.5%
South Africa	2.5%
China	2.1%
Sweden	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GNR

SPDR S&P International Dividend ETF

Semi-Annual Shareholder Report

March 31, 2025

DWX

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P International Dividend ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Dividend ETF	$22	0.45%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$412,750,758
  Number of Portfolio Holdings103
  Portfolio Turnover Rate11%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
APA Group	2.1%
Orange SA	2.0%
Bouygues SA	1.8%
BP PLC	1.8%
Snam SpA	1.7%
Italgas SpA	1.7%
EDP SA	1.7%
Redeia Corp. SA	1.6%
Eiffage SA	1.5%
National Grid PLC	1.5%

Top Ten Countries

Country	%
Japan	23.1%
Canada	13.5%
United Kingdom	7.9%
Australia	6.9%
United States	6.1%
Taiwan	6.1%
France	6.1%
Switzerland	5.4%
Italy	4.6%
Germany	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR DWX

SPDR S&P International Small Cap ETF

Semi-Annual Shareholder Report

March 31, 2025

GWX

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P International Small Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Small Cap ETF	$19	0.40%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$617,917,613
  Number of Portfolio Holdings2,189
  Portfolio Turnover Rate3%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Nikkon Holdings Co. Ltd.	0.4%
Food & Life Cos. Ltd.	0.3%
Protector Forsikring ASA	0.3%
Furukawa Electric Co. Ltd.	0.3%
Genesis Minerals Ltd.	0.2%
Makino Milling Machine Co. Ltd.	0.2%
Kanematsu Corp.	0.2%
De Grey Mining Ltd.	0.2%
Genius Sports Ltd.	0.2%
Insignia Financial Ltd.	0.2%

Top Ten Countries

Country	%
Japan	39.6%
South Korea	9.4%
Australia	8.1%
Canada	7.9%
United Kingdom	6.9%
Sweden	4.7%
Israel	3.7%
Germany	2.4%
United States	1.7%
Italy	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GWX

SPDR S&P North American Natural Resources ETF

Semi-Annual Shareholder Report

March 31, 2025

NANR

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR S&P North American Natural Resources ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P North American Natural Resources ETF	$17	0.35%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$627,452,999
  Number of Portfolio Holdings159
  Portfolio Turnover Rate7%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	10.3%
Chevron Corp.	7.1%
Newmont Corp.	3.7%
Freeport-McMoRan, Inc.	3.7%
Agnico Eagle Mines Ltd.	3.7%
ConocoPhillips	3.4%
Corteva, Inc.	2.9%
Wheaton Precious Metals Corp.	2.4%
Barrick Gold Corp.	2.3%
Franco-Nevada Corp.	2.0%

Top Countries

Country	%
United States	73.0%
Canada	21.2%
Brazil	2.5%
United Kingdom	1.4%
Zambia	0.6%
Congo, the Republic of	0.4%
Chile	0.4%
Burkina Faso	0.2%
Turkey	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR NANR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) A schedule of investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
March 31, 2025
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 1.6%
Anheuser-Busch InBev SA	1,155,074	$71,019,744
CHINA — 1.5%
Prosus NV	1,491,910	68,612,254
FINLAND — 1.8%
Nokia OYJ	5,944,922	31,081,067
Nordea Bank Abp	3,733,082	47,462,258
		78,543,325
FRANCE — 31.8%
Air Liquide SA	650,993	123,158,975
Airbus SE	662,442	116,480,522
AXA SA	2,093,439	89,096,560
BNP Paribas SA	1,201,882	99,850,224
Cie de Saint-Gobain SA	561,823	55,651,036
Danone SA	725,171	55,491,106
EssilorLuxottica SA	348,897	100,023,617
Hermes International SCA	39,553	103,010,393
Kering SA	80,034	16,505,563
L'Oreal SA	271,285	100,469,523
LVMH Moet Hennessy Louis Vuitton SE	287,043	177,263,596
Pernod Ricard SA (a)	222,040	21,888,504
Safran SA	421,690	110,233,367
TotalEnergies SE	2,555,586	164,694,142
Vinci SA	655,671	82,370,195
		1,416,187,323
GERMANY — 28.9%
adidas AG	202,641	47,434,097
Allianz SE	434,739	165,348,032
BASF SE	1,004,784	49,812,976
Bayer AG	1,105,994	26,366,926
Bayerische Motoren Werke AG	335,761	26,722,942
Deutsche Boerse AG	211,803	62,253,683
Deutsche Post AG	1,121,413	47,824,136
Deutsche Telekom AG	4,051,377	149,756,978
Infineon Technologies AG	1,470,181	48,270,006
Mercedes-Benz Group AG	810,412	47,438,333
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	150,585	94,734,351
SAP SE	1,148,742	303,269,059
Siemens AG	846,587	193,779,109
Volkswagen AG Preference Shares	232,142	23,461,098
		1,286,471,726
ITALY — 7.7%
Enel SpA	8,745,469	70,823,114
Eni SpA	2,311,749	35,704,288
Ferrari NV	130,007	55,078,072
Intesa Sanpaolo SpA	16,461,338	84,177,842
UniCredit SpA	1,753,601	97,610,228
		343,393,544
Security Description	Shares	Value
NETHERLANDS — 11.0%
Adyen NV (b) (c)	33,347	$50,646,157
ASML Holding NV	443,367	290,228,724
ING Groep NV	3,543,272	68,855,725
Koninklijke Ahold Delhaize NV	1,036,274	38,685,903
Wolters Kluwer NV	268,517	41,636,996
		490,053,505
SPAIN — 8.3%
Banco Bilbao Vizcaya Argentaria SA (a)	6,488,195	87,922,284
Banco Santander SA	17,058,382	114,170,433
Iberdrola SA	6,620,577	106,844,173
Industria de Diseno Textil SA	1,251,190	61,967,933
		370,904,823
UNITED STATES — 7.1%
Sanofi SA	1,322,175	145,563,590
Schneider Electric SE	648,035	147,526,639
Stellantis NV (a)	2,275,720	25,226,398
		318,316,627
TOTAL COMMON STOCKS (Cost $4,182,947,710)		4,443,502,871

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	1,232,863	1,232,863
State Street Navigator Securities Lending Portfolio II (f) (g)	75,749,498	75,749,498
TOTAL SHORT-TERM INVESTMENTS (Cost $76,982,361)		76,982,361
TOTAL INVESTMENTS — 101.4% (Cost $4,259,930,071)		4,520,485,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(60,963,270)
NET ASSETS — 100.0%		$4,459,521,962
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	200	06/20/2025	$11,587,603	$11,210,318	$(377,285)

During the period ended March 31, 2025, the average notional value related to futures contracts was $9,191,339.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,443,502,871	$—	$—	$4,443,502,871
Short-Term Investments	76,982,361	—	—	76,982,361
TOTAL INVESTMENTS	$4,520,485,232	$—	$—	$4,520,485,232
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(377,285)	$—	$—	$(377,285)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(377,285)	$—	$—	$(377,285)
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	23.8%
Industrials	17.8
Information Technology	15.1
Consumer Discretionary	14.6
Consumer Staples	6.5
Health Care	6.1
Energy	4.5
Utilities	4.0
Materials	3.9
Communication Services	3.4
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	773,198	$773,198	$25,881,762	$25,422,097	$—	$—	1,232,863	$1,232,863	$15,957
State Street Navigator Securities Lending Portfolio II	2,349,941	2,349,941	257,151,601	183,752,044	—	—	75,749,498	75,749,498	52,183
Total		$3,123,139	$283,033,363	$209,174,141	$—	$—		$76,982,361	$68,140
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 1.1%
ANZ Group Holdings Ltd.	9,704	$175,909
ASX Ltd.	444	18,023
Cochlear Ltd.	139	22,720
Commonwealth Bank of Australia (a)	2,845	267,578
Goodman Group REIT	13,283	235,324
GPT Group REIT	13,032	35,407
Macquarie Group Ltd.	365	44,726
Medibank Pvt Ltd.	8,488	23,484
National Australia Bank Ltd.	3,214	68,135
QBE Insurance Group Ltd.	4,986	68,044
REA Group Ltd. (a)	186	25,447
Scentre Group REIT	20,165	42,221
Stockland REIT	4,751	14,507
Suncorp Group Ltd.	7,547	90,437
Transurban Group Stapled Security	30,137	251,462
Treasury Wine Estates Ltd.	2,151	13,069
Vicinity Ltd. REIT	149,275	204,645
Wesfarmers Ltd.	577	25,892
		1,627,030
AUSTRIA — 0.1%
Verbund AG	2,267	160,275
BELGIUM — 0.1%
Anheuser-Busch InBev SA	669	41,133
Groupe Bruxelles Lambert NV	227	16,870
KBC Group NV	682	61,883
UCB SA	377	66,278
		186,164
BRAZIL — 0.8%
B3 SA - Brasil Bolsa Balcao	18,904	40,068
Banco BTG Pactual SA	5,658	33,290
BB Seguridade Participacoes SA	14,365	101,073
CCR SA	38,807	78,865
Cia Paranaense de Energia - Copel Class B, Preference Shares	21,266	38,651
Engie Brasil Energia SA	7,836	52,809
Localiza Rent a Car SA	5,018	29,428
MercadoLibre, Inc. (b)	116	226,301
Raia Drogasil SA	5,434	18,073
Suzano SA	13,606	125,759
TIM SA	8,781	27,595
Wheaton Precious Metals Corp.	5,198	403,308
		1,175,220
CANADA — 3.4%
Agnico Eagle Mines Ltd.	2,345	254,027
Bank of Montreal	8	764
BCE, Inc. (a)	2,354	54,023
Canadian Imperial Bank of Commerce (a)	3,367	189,375
Security Description	Shares	Value
Canadian Pacific Kansas City Ltd. (a)	744	$52,205
CGI, Inc.	1,745	174,179
Dollarama, Inc. (a)	3,240	346,410
Element Fleet Management Corp. (a)	10,396	206,656
Great-West Lifeco, Inc.	6,562	257,054
Hydro One Ltd. (a) (c)	12,722	427,735
iA Financial Corp., Inc.	988	93,813
IGM Financial, Inc. (a)	1,599	49,173
Intact Financial Corp.	824	168,327
Manulife Financial Corp.	3,797	118,296
National Bank of Canada (a)	801	66,100
Onex Corp. (a)	2,152	144,005
Pan American Silver Corp. (a)	1,521	39,281
Power Corp. of Canada (a)	6,707	237,104
Quebecor, Inc. Class B (a)	1,715	43,267
Restaurant Brands International, Inc. (a)	810	53,989
Rogers Communications, Inc. Class B (a)	1,947	51,988
Royal Bank of Canada	6,113	688,496
Shopify, Inc. Class A (a) (b)	1,675	159,324
Stantec, Inc.	2,101	174,124
Sun Life Financial, Inc. (a)	3,645	208,582
Thomson Reuters Corp.	1,166	201,183
TMX Group Ltd. (a)	2,369	86,481
Toronto-Dominion Bank	4,982	298,487
		4,844,448
CHILE — 0.2%
Antofagasta PLC	6,348	136,712
Banco de Chile	283,205	37,335
Falabella SA	18,667	77,650
Lundin Mining Corp. (a)	7,907	64,058
		315,755
CHINA — 3.6%
Advanced Micro-Fabrication Equipment, Inc. China Class A	659	16,721
Alibaba Group Holding Ltd.	12,724	209,333
Anhui Gujing Distillery Co. Ltd. Class A	500	11,716
Anhui Gujing Distillery Co. Ltd. Class B	2,500	39,362
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	12,800	15,150
Baidu, Inc. Class A (b)	4,772	55,170
Beijing Enterprises Water Group Ltd.	156,000	44,913
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	113,700	87,162
BYD Co. Ltd. Class A	2,600	134,153
BYD Co. Ltd. Class H	9,500	479,622
China International Capital Corp. Ltd. Class H (c)	11,200	20,902
China Life Insurance Co. Ltd. Class H	23,000	44,343

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Longyuan Power Group Corp. Ltd. Class H (a)	122,000	$97,690
China Resources Microelectronics Ltd. Class A	3,043	18,762
China Ruyi Holdings Ltd. (a) (b)	52,000	15,974
China Three Gorges Renewables Group Co. Ltd. Class A	66,100	38,482
China Yangtze Power Co. Ltd. Class A	16,396	62,755
Contemporary Amperex Technology Co. Ltd. Class A	3,960	137,855
CSPC Pharmaceutical Group Ltd.	24,720	15,696
Eve Energy Co. Ltd. Class A	4,400	28,528
Flat Glass Group Co. Ltd. Class A	4,400	10,779
Hansoh Pharmaceutical Group Co. Ltd. (c)	8,000	25,192
JA Solar Technology Co. Ltd. Class A	7,716	12,244
Jiangsu King's Luck Brewery JSC Ltd. Class A	3,000	21,834
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	11,544
Jinko Solar Co. Ltd. Class A	23,161	20,656
Kingdee International Software Group Co. Ltd. (b)	118,000	199,591
Kweichow Moutai Co. Ltd. Class A	302	64,881
Li Auto, Inc. Class A (b)	35,068	446,446
LONGi Green Energy Technology Co. Ltd. Class A	17,432	38,027
Luzhou Laojiao Co. Ltd. Class A	1,000	17,853
Meituan Class B (b) (c)	10,248	205,216
MMG Ltd. (b)	37,600	12,952
Montage Technology Co. Ltd. Class A	2,041	21,989
NARI Technology Co. Ltd. Class A	18,728	56,448
NetEase, Inc.	3,500	71,077
New Oriental Education & Technology Group, Inc.	2,800	13,154
Ningbo Deye Technology Co. Ltd. Class A	1,300	16,364
NIO, Inc. ADR (b)	640	2,438
NIO, Inc. Class A (a) (b)	25,402	94,519
Nongfu Spring Co. Ltd. Class H (a) (c)	6,000	26,027
NXP Semiconductors NV	68	12,924
PDD Holdings, Inc. ADR (b)	1,019	120,599
Prosus NV	5,076	233,443
Sanan Optoelectronics Co. Ltd. Class A	11,600	18,982
Seres Group Co. Ltd. Class A	3,600	62,374
Shanghai Baosight Software Co. Ltd. Class A	4,892	20,528
Shanghai Baosight Software Co. Ltd. Class B	27,928	49,572
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	700	20,644
Security Description	Shares	Value
Shenzhen Inovance Technology Co. Ltd. Class A	3,200	$30,023
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	300	9,662
Sichuan Chuantou Energy Co. Ltd. Class A	11,400	25,166
Sungrow Power Supply Co. Ltd. Class A	4,680	44,707
Tencent Holdings Ltd.	12,784	816,633
TravelSky Technology Ltd. Class H	16,000	23,773
Trip.com Group Ltd.	1,508	95,787
Unisplendour Corp. Ltd. Class A	4,100	15,473
Wuliangye Yibin Co. Ltd. Class A	1,200	21,693
Xinyi Solar Holdings Ltd. (a)	186,000	71,720
XPeng, Inc. Class A (b)	25,410	257,356
Yealink Network Technology Corp. Ltd. Class A	3,100	17,420
Yunnan Baiyao Group Co. Ltd. Class A	2,780	21,732
Zangge Mining Co. Ltd. Class A	3,700	18,251
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,134
Zhejiang Expressway Co. Ltd. Class H	62,960	51,305
Zhejiang Leapmotor Technology Co. Ltd. (b) (c)	13,100	84,608
Zhuzhou CRRC Times Electric Co. Ltd. Class H	19,000	78,634
		5,197,663
COLOMBIA — 0.0% (d)
Interconexion Electrica SA ESP	4,025	18,337
CONGO — 0.0% (d)
Ivanhoe Mines Ltd. Class A (a) (b)	4,474	37,987
DENMARK — 1.1%
Coloplast AS Class B	123	12,879
Genmab AS (b)	70	13,581
Novo Nordisk AS Class B	7,793	530,087
Novonesis (Novozymes) B Class B	5,289	307,077
Orsted AS (b) (c)	1,701	74,230
Rockwool AS Class B	363	149,264
Tryg AS	895	21,265
Vestas Wind Systems AS (b)	39,116	537,578
		1,645,961
EGYPT — 0.0% (d)
Talaat Moustafa Group	12,180	12,789
FINLAND — 0.6%
Kesko OYJ Class B (a)	10,484	213,643
Nordea Bank Abp	29,605	376,397
Orion OYJ Class B (a)	925	54,815
Sampo OYJ Class A	20,580	196,740
Wartsila OYJ Abp	1,763	31,223
		872,818

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FRANCE — 2.3%
Alstom SA (b)	10,470	$230,492
Capgemini SE	156	23,263
Covivio SA REIT	2,154	120,526
Dassault Systemes SE	15,135	571,228
Edenred SE	881	28,493
EssilorLuxottica SA	599	171,724
Gecina SA REIT	1,777	166,710
Getlink SE	11,623	200,255
Hermes International SCA	39	101,570
Ipsen SA	136	15,631
Kering SA	131	27,016
Klepierre SA REIT	8,358	279,156
Legrand SA	1,343	141,067
L'Oreal SA	582	215,542
LVMH Moet Hennessy Louis Vuitton SE	510	314,951
Pernod Ricard SA	847	83,496
Sartorius Stedim Biotech	79	15,561
Unibail-Rodamco-Westfield REIT (b)	3,245	273,059
Vinci SA	2,749	345,349
		3,325,089
GERMANY — 1.2%
Allianz SE	797	303,130
Beiersdorf AG	195	25,150
Deutsche Boerse AG	242	71,129
Infineon Technologies AG	984	32,307
Knorr-Bremse AG	201	18,140
LEG Immobilien SE	400	28,284
Merck KGaA	273	37,334
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	208	130,855
SAP SE	3,057	807,051
Sartorius AG Preference Shares	80	18,459
Siemens AG	506	115,821
Vonovia SE	4,076	109,896
		1,697,556
GREECE — 0.0% (d)
Jumbo SA	990	27,077
HONG KONG — 0.4%
AIA Group Ltd.	24,400	183,777
China Common Rich Renewable Energy Investments Ltd. (a) (b) (e)	24,000	—
Henderson Land Development Co. Ltd.	57,000	163,741
Hong Kong Exchanges & Clearing Ltd.	2,933	129,982
Hongkong Land Holdings Ltd.	20,400	88,128
Prudential PLC	2,012	21,456
		587,084
Security Description	Shares	Value
INDIA — 1.7%
ABB India Ltd.	970	$62,943
Asian Paints Ltd.	520	14,240
Avenue Supermarts Ltd. (b) (c)	353	16,864
Bajaj Finance Ltd.	478	50,028
Bajaj Finserv Ltd.	1,880	44,152
Bajaj Holdings & Investment Ltd.	558	81,429
Bharat Electronics Ltd.	57,809	203,797
Bharti Airtel Ltd.	2,483	50,356
Cholamandalam Investment & Finance Co. Ltd.	1,266	22,513
Colgate-Palmolive India Ltd.	2,409	67,355
Dabur India Ltd.	4,899	29,031
Divi's Laboratories Ltd.	316	21,352
DLF Ltd.	8,987	71,551
Dr. Reddy's Laboratories Ltd.	1,145	15,328
Godrej Properties Ltd. (b)	2,373	59,125
Havells India Ltd.	5,553	99,330
HCL Technologies Ltd.	2,087	38,884
HDFC Asset Management Co. Ltd. (c)	2,211	103,831
HDFC Bank Ltd.	10,382	222,064
Hindustan Unilever Ltd.	2,583	68,263
Infosys Ltd.	85	1,562
Infosys Ltd. ADR (a)	8,035	146,639
Kotak Mahindra Bank Ltd.	1,536	39,018
Macrotech Developers Ltd. (c)	1,877	26,260
PI Industries Ltd.	1,046	41,954
Sun Pharmaceutical Industries Ltd.	3,243	65,818
Suzlon Energy Ltd. (b)	226,650	150,247
Tata Consultancy Services Ltd.	3,233	136,403
Tata Consumer Products Ltd.	1,918	22,483
Tata Elxsi Ltd.	502	30,627
Tech Mahindra Ltd.	2,936	48,717
Thermax Ltd.	1,301	55,620
Titan Co. Ltd.	612	21,934
Torrent Pharmaceuticals Ltd.	1,701	64,240
Trent Ltd.	2,225	138,623
Wipro Ltd.	943	2,893
Wipro Ltd. ADR (a)	31,422	96,151
Zomato Ltd. (b)	15,475	36,518
		2,468,143
INDONESIA — 0.0% (d)
Amman Mineral Internasional PT (b)	41,200	13,373
Bank Central Asia Tbk. PT	46,300	23,765
		37,138
IRELAND — 0.6%
Accenture PLC Class A	1,654	516,114
Kingspan Group PLC	3,408	272,970
		789,084
ISRAEL — 0.1%
Azrieli Group Ltd.	570	38,113

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bank Hapoalim BM	2,613	$35,111
Nice Ltd. (b)	233	35,385
Teva Pharmaceutical Industries Ltd. ADR (b)	1,372	21,088
		129,697
ITALY — 0.6%
Amplifon SpA (a)	1,068	21,544
Davide Campari-Milano NV (a)	2,474	14,468
DiaSorin SpA	133	13,146
FinecoBank Banca Fineco SpA	1,594	31,329
Mediobanca Banca di Credito Finanziario SpA	6,588	122,864
Moncler SpA	312	19,075
Recordati Industria Chimica e Farmaceutica SpA	677	38,247
Terna - Rete Elettrica Nazionale	54,271	490,328
UniCredit SpA	1,230	68,465
		819,466
JAPAN — 4.0%
Advantest Corp.	800	34,624
Astellas Pharma, Inc. (a)	11,300	109,305
Central Japan Railway Co.	29,900	570,647
Chugai Pharmaceutical Co. Ltd.	5,500	250,064
Daiichi Sankyo Co. Ltd.	4,800	112,698
Daiwa House Industry Co. Ltd.	7,200	237,753
East Japan Railway Co.	34,900	688,945
Eisai Co. Ltd.	500	13,859
FANUC Corp.	11,100	301,364
Fast Retailing Co. Ltd.	600	176,782
Fujitsu Ltd.	1,900	37,494
Hikari Tsushin, Inc. (a)	300	77,337
Hoya Corp.	700	78,548
Japan Exchange Group, Inc.	8,100	82,739
Keyence Corp.	400	156,426
Kikkoman Corp. (a)	1,200	11,563
Kyowa Kirin Co. Ltd.	800	11,625
Lasertec Corp.	100	8,479
LY Corp.	5,500	18,621
M3, Inc. (a)	1,500	17,072
Mitsubishi Estate Co. Ltd.	5,400	87,821
Mitsubishi UFJ Financial Group, Inc.	10,800	145,237
Murata Manufacturing Co. Ltd.	2,500	38,543
NEC Corp.	8,000	168,249
Nexon Co. Ltd.	1,000	13,642
Nintendo Co. Ltd.	600	40,564
Nippon Building Fund, Inc. REIT	298	253,880
NTT Data Group Corp. (a)	900	16,138
Obic Co. Ltd.	500	14,408
Olympus Corp.	1,200	15,628
Ono Pharmaceutical Co. Ltd. (a)	7,600	81,443
Oracle Corp. Japan	600	62,813
Oriental Land Co. Ltd. (a)	1,000	19,694
ORIX Corp.	3,600	74,244
Recruit Holdings Co. Ltd.	2,300	117,769
Security Description	Shares	Value
Renesas Electronics Corp.	2,100	$27,911
SBI Holdings, Inc. (a)	3,600	95,886
Shionogi & Co. Ltd.	5,400	81,105
SoftBank Group Corp.	1,600	80,021
Sony Group Corp.	12,800	322,268
Sysmex Corp. (a)	1,000	18,972
Terumo Corp.	5,700	106,613
TIS, Inc.	3,700	102,286
Tokio Marine Holdings, Inc.	4,200	161,102
Tokyo Electron Ltd.	300	40,344
West Japan Railway Co.	17,000	331,553
Yaskawa Electric Corp.	5,100	127,210
Yokogawa Electric Corp.	8,700	168,310
		5,809,599
KUWAIT — 0.2%
Boubyan Bank KSCP	17,307	38,497
National Bank of Kuwait SAKP	62,294	211,687
		250,184
LUXEMBOURG — 0.0% (d)
Eurofins Scientific SE (a)	320	17,014
Reinet Investments SCA	1,481	35,850
		52,864
MALAYSIA — 0.0% (d)
Gamuda Bhd.	59,421	56,241
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	110,339	128,956
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,514	46,499
Grupo Aeroportuario del Sureste SAB de CV Class B	1,745	47,785
Grupo Financiero Banorte SAB de CV Class O	2,217	15,381
Grupo Mexico SAB de CV	18,053	90,290
Prologis Property Mexico SA de CV REIT	41,101	131,551
Promotora y Operadora de Infraestructura SAB de CV	7,297	73,725
Southern Copper Corp.	1,157	108,133
		642,320
NETHERLANDS — 0.7%
Adyen NV (b) (c)	32	48,600
Akzo Nobel NV	3,983	243,862
ASML Holding NV	706	462,149
EXOR NV	984	88,807
NN Group NV	2,243	124,246
Universal Music Group NV (a)	1,484	40,765
		1,008,429
NEW ZEALAND — 0.1%
Meridian Energy Ltd.	35,480	112,527
Xero Ltd. (b)	384	37,030
		149,557

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NORWAY — 0.3%
DNB Bank ASA	8,189	$214,157
Gjensidige Forsikring ASA	7,681	176,301
Salmar ASA	1,280	61,238
		451,696
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,756	79,604
Powszechna Kasa Oszczednosci Bank Polski SA	6,818	132,211
Powszechny Zaklad Ubezpieczen SA	8,811	127,235
Santander Bank Polska SA	969	138,528
		477,578
PORTUGAL — 0.0% (d)
EDP SA	6,830	22,960
QATAR — 0.1%
Mesaieed Petrochemical Holding Co.	99,756	39,398
Qatar International Islamic Bank QSC	13,897	38,932
Qatar Islamic Bank QPSC	9,245	52,230
		130,560
ROMANIA — 0.1%
NEPI Rockcastle NV	23,356	168,288
RUSSIA — 0.0%
Alrosa PJSC (e)	15,622	—
Moscow Exchange MICEX-RTS PJSC (e)	29,855	—
Polyus PJSC GDR (b) (e)	234	—
Sberbank of Russia PJSC (e)	32,012	—
United Co. RUSAL International PJSC (b) (e)	46,750	—
VK IPJSC GDR (b) (e)	1,325	—
VTB Bank PJSC (b) (e)	2,596	—
		—
SAUDI ARABIA — 0.8%
Al Rajhi Bank	10,349	281,410
Alinma Bank	12,708	104,006
Arab National Bank	8,309	51,168
Bank AlBilad	11,349	111,641
Banque Saudi Fransi	11,210	55,585
Dar Al Arkan Real Estate Development Co. (b)	20,318	115,914
Dr. Sulaiman Al Habib Medical Services Group Co.	279	20,722
Elm Co.	79	20,429
Etihad Etisalat Co.	3,779	61,454
Riyad Bank	7,812	68,621
Saudi Awwal Bank	8,764	87,614
Saudi National Bank	10,260	98,057
Saudi Research & Media Group (b)	323	14,914
Saudi Tadawul Group Holding Co.	1,113	60,530
Security Description	Shares	Value
Saudi Telecom Co.	1,414	$17,095
		1,169,160
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	142,000	282,077
CapitaLand Integrated Commercial Trust REIT	226,230	353,458
Genting Singapore Ltd.	58,500	32,643
Singapore Exchange Ltd.	3,400	33,821
STMicroelectronics NV	585	12,638
		714,637
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	311	52,465
Discovery Ltd.	4,732	51,329
Gold Fields Ltd.	2,759	60,818
Naspers Ltd. Class N	598	146,899
		311,511
SOUTH KOREA — 0.7%
Amorepacific Corp.	192	13,222
Ecopro BM Co. Ltd. (b)	403	26,328
Ecopro Co. Ltd.	307	10,351
HLB, Inc. (b)	512	19,159
Kakao Corp.	641	17,021
KakaoBank Corp.	1,056	15,813
KB Financial Group, Inc.	317	17,007
LG Energy Solution Ltd. (b)	1,814	412,077
NAVER Corp.	227	29,445
NH Investment & Securities Co. Ltd.	5,053	48,111
Samsung Electronics Co. Ltd.	608	23,866
Samsung SDI Co. Ltd.	694	88,841
SK Biopharmaceuticals Co. Ltd. (b)	218	14,701
SK Hynix, Inc.	721	93,375
SK Square Co. Ltd. (b)	1,352	85,757
Yuhan Corp.	360	26,697
		941,771
SPAIN — 0.6%
Aena SME SA (c)	431	100,842
Amadeus IT Group SA	1,027	78,210
EDP Renovaveis SA (a)	12,032	100,206
Industria de Diseno Textil SA	5,203	257,690
Redeia Corp. SA	15,701	314,782
		851,730
SWEDEN — 0.7%
Atlas Copco AB Class A	4,002	63,505
Epiroc AB Class A	5,128	102,661
Epiroc AB Class B	2,123	37,197
H & M Hennes & Mauritz AB Class B (a)	2,552	33,497
Hexagon AB Class B	3,211	34,092
Holmen AB Class B (a)	404	15,975
Industrivarden AB Class C	691	25,273

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
L E Lundbergforetagen AB Class B	2,824	$141,128
Nibe Industrier AB Class B	9,447	35,672
Skandinaviska Enskilda Banken AB Class A (a) (b)	5,910	96,783
Skanska AB Class B (b)	1,106	24,322
Svenska Cellulosa AB SCA Class B (a) (b)	23,535	309,853
Svenska Handelsbanken AB Class A (a)	1,792	20,185
Tele2 AB Class B	5,109	68,942
		1,009,085
SWITZERLAND — 2.2%
ABB Ltd.	13,695	699,958
Baloise Holding AG	1,689	353,549
Banque Cantonale Vaudoise (a)	158	17,215
Chocoladefabriken Lindt & Spruengli AG	1	130,885
Geberit AG	290	180,277
Givaudan SA	30	128,782
Julius Baer Group Ltd. (a)	1,099	75,399
Partners Group Holding AG	195	274,620
Sandoz Group AG	1,199	50,196
Sonova Holding AG	136	39,428
Straumann Holding AG (a)	340	40,716
Swiss Life Holding AG	58	52,641
Swiss Prime Site AG	2,962	363,575
Swisscom AG	501	288,510
TE Connectivity PLC	1,094	154,604
UBS Group AG	927	28,153
Zurich Insurance Group AG	338	234,948
		3,113,456
TAIWAN — 1.3%
Accton Technology Corp.	6,000	104,088
Advantech Co. Ltd.	3,499	39,519
Cathay Financial Holding Co. Ltd.	45,712	84,258
Delta Electronics, Inc.	12,000	130,111
E Ink Holdings, Inc.	2,000	15,963
Fortune Electric Co. Ltd.	1,100	14,892
MediaTek, Inc.	2,000	83,729
Novatek Microelectronics Corp.	1,000	16,414
Taiwan High Speed Rail Corp.	77,000	61,920
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	1,205,933
Voltronic Power Technology Corp.	2,000	92,162
		1,848,989
THAILAND — 0.1%
Bangkok Expressway & Metro PCL	57,300	9,121
Bangkok Expressway & Metro PCL NVDR	208,000	33,108
Delta Electronics Thailand PCL	10,700	20,738
Delta Electronics Thailand PCL NVDR	18,600	36,049
Security Description	Shares	Value
Krungthai Card PCL NVDR	27,185	$36,460
		135,476
TURKEY — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	52,518	165,882
Coca-Cola Icecek AS	11,126	15,666
Turkcell Iletisim Hizmetleri AS	10,809	27,278
Yapi ve Kredi Bankasi AS	18,993	12,028
		220,854
UNITED ARAB EMIRATES — 0.0% (d)
Multiply Group PJSC (b)	76,034	34,363
UNITED KINGDOM — 2.0%
3i Group PLC	12,853	599,895
Admiral Group PLC	477	17,547
Ashtead Group PLC	2,053	109,865
AstraZeneca PLC	3,345	485,898
AstraZeneca PLC ADR	546	40,131
Aviva PLC	17,434	124,936
Barclays PLC	18,649	69,277
Bunzl PLC	1,888	72,280
Coca-Cola Europacific Partners PLC	565	49,172
Compass Group PLC	1,493	49,199
Diageo PLC	5,417	140,854
Halma PLC	3,571	118,965
HSBC Holdings PLC	12,073	136,182
Informa PLC	9,520	94,544
Land Securities Group PLC REIT	16,742	118,854
Lloyds Banking Group PLC	31,289	29,110
London Stock Exchange Group PLC	532	78,693
Next PLC	543	77,692
Pearson PLC	1,695	26,648
RELX PLC (f)	1,866	93,283
RELX PLC (f)	610	30,495
Schroders PLC (a)	3,992	17,921
Segro PLC REIT	40,542	361,493
WPP PLC	1,453	10,900
		2,953,834
UNITED STATES — 65.7%
3M Co.	125	18,358
Abbott Laboratories	2,553	338,655
AbbVie, Inc.	3,113	652,236
Adobe, Inc. (b)	1,069	409,994
Advanced Micro Devices, Inc. (b)	3,533	362,980
AECOM	5,082	471,254
Aflac, Inc.	3,815	424,190
Agilent Technologies, Inc.	661	77,324
Airbnb, Inc. Class A (b)	528	63,075
Alcon AG	1,043	98,105
Align Technology, Inc. (b)	171	27,165
Allegion PLC	989	129,025
Allstate Corp.	1,098	227,363
Ally Financial, Inc.	656	23,924

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Alnylam Pharmaceuticals, Inc. (b)	210	$56,704
Alphabet, Inc. Class A	9,101	1,407,379
Alphabet, Inc. Class C	12,655	1,977,091
Amazon.com, Inc. (b)	17,820	3,390,433
American Express Co.	1,919	516,307
American Financial Group, Inc.	799	104,941
American International Group, Inc.	2,851	247,866
American Tower Corp. REIT	817	177,779
Ameriprise Financial, Inc.	433	209,620
AMETEK, Inc.	1,295	222,921
Amgen, Inc.	1,121	349,248
Amphenol Corp. Class A	2,417	158,531
Analog Devices, Inc.	3,422	690,115
Annaly Capital Management, Inc. REIT	4,037	81,991
ANSYS, Inc. (b)	72	22,792
Aon PLC Class A	430	171,609
Apollo Global Management, Inc.	1,622	222,117
Apple, Inc.	30,186	6,705,216
Applied Materials, Inc.	1,049	152,231
AppLovin Corp. Class A (b)	52	13,778
Arch Capital Group Ltd.	1,834	176,394
Arista Networks, Inc. (b)	992	76,860
Arthur J Gallagher & Co.	372	128,429
Assurant, Inc.	597	125,221
AT&T, Inc.	12,276	347,165
Autodesk, Inc. (b)	587	153,677
Automatic Data Processing, Inc.	1,030	314,696
AutoZone, Inc. (b)	28	106,758
AvalonBay Communities, Inc. REIT	810	173,842
Avantor, Inc. (b)	2,043	33,117
Axon Enterprise, Inc. (b)	152	79,944
Bank of America Corp.	14,200	592,566
Bank of New York Mellon Corp.	2,472	207,327
Becton Dickinson & Co.	729	166,985
Biogen, Inc. (b)	299	40,915
BioMarin Pharmaceutical, Inc. (b)	379	26,792
Bio-Rad Laboratories, Inc. Class A (b)	51	12,422
Bio-Techne Corp.	232	13,602
Blackrock, Inc.	401	379,538
Blackstone, Inc.	1,624	227,003
Block, Inc. CDI (b)	454	24,463
Block, Inc. (b)	219	11,898
Booking Holdings, Inc.	71	327,091
Booz Allen Hamilton Holding Corp.	256	26,772
Boston Scientific Corp. (b)	5,324	537,085
Bristol-Myers Squibb Co.	6,563	400,277
Broadcom, Inc.	9,215	1,542,867
Broadridge Financial Solutions, Inc.	562	136,263
Brown & Brown, Inc.	747	92,927
Brown-Forman Corp. Class B	1,886	64,011
Burlington Stores, Inc. (b)	157	37,418
Security Description	Shares	Value
BXP, Inc. REIT	5,316	$357,182
Capital One Financial Corp.	1,135	203,506
Carlyle Group, Inc.	462	20,139
Carrier Global Corp.	616	39,054
Cboe Global Markets, Inc.	243	54,988
CDW Corp.	1,140	182,696
Charles Schwab Corp.	3,511	274,841
Charter Communications, Inc. Class A (b)	290	106,874
Chipotle Mexican Grill, Inc. (b)	1,868	93,792
Chubb Ltd.	1,257	379,601
Church & Dwight Co., Inc.	1,388	152,805
Cincinnati Financial Corp.	666	98,382
Cintas Corp.	276	56,726
Cisco Systems, Inc.	10,683	659,248
Citigroup, Inc.	248	17,606
Clorox Co.	108	15,903
CME Group, Inc.	843	223,639
Cognizant Technology Solutions Corp. Class A	1,548	118,422
Coinbase Global, Inc. Class A (b)	175	30,140
Comcast Corp. Class A	8,917	329,037
Constellation Brands, Inc. Class A	219	40,191
Cooper Cos., Inc. (b)	360	30,366
Copart, Inc. (b)	1,090	61,683
Corning, Inc.	5,432	248,677
Corpay, Inc. (b)	191	66,606
CoStar Group, Inc. (b)	527	41,754
Crowdstrike Holdings, Inc. Class A (b)	81	28,559
Crown Castle, Inc. REIT	514	53,574
CSL Ltd.	854	132,659
CSX Corp.	3,869	113,865
Danaher Corp.	1,269	260,145
Deere & Co.	543	254,857
Dexcom, Inc. (b)	736	50,261
Digital Realty Trust, Inc. REIT	5,866	840,539
Discover Financial Services	782	133,487
Docusign, Inc. (b)	277	22,548
DoorDash, Inc. Class A (b)	191	34,909
Eaton Corp. PLC	1,197	325,381
eBay, Inc.	3,367	228,047
Ecolab, Inc.	358	90,760
Edison International	14,947	880,677
Edwards Lifesciences Corp. (b)	2,417	175,184
Electronic Arts, Inc.	118	17,053
Elevance Health, Inc.	649	282,289
Eli Lilly & Co.	1,891	1,561,796
EPAM Systems, Inc. (b)	75	12,663
Equifax, Inc.	157	38,239
Equinix, Inc. REIT	1,492	1,216,502
Equitable Holdings, Inc.	3,273	170,491
Equity Residential REIT	1,492	106,797
Erie Indemnity Co. Class A	115	48,191
Essex Property Trust, Inc. REIT	486	148,993
Estee Lauder Cos., Inc. Class A	770	50,820

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Everest Group Ltd.	120	$43,600
Exact Sciences Corp. (b)	258	11,169
Experian PLC	1,900	87,503
Extra Space Storage, Inc. REIT	383	56,872
F5, Inc. (b)	1,174	312,601
FactSet Research Systems, Inc.	39	17,731
Fastenal Co.	3,144	243,817
Ferrovial SE	18,418	819,282
Fidelity National Information Services, Inc.	1,147	85,658
First Solar, Inc. (b)	2,262	285,985
Fiserv, Inc. (b)	1,291	285,092
Fortinet, Inc. (b)	1,377	132,550
Fortive Corp.	1,919	140,432
Fox Corp. Class A	1,248	70,637
Fox Corp. Class B	1,140	60,089
Garmin Ltd.	571	123,981
Gartner, Inc. (b)	92	38,616
General Mills, Inc.	1,992	119,102
Gilead Sciences, Inc.	1,062	118,997
Global Payments, Inc.	611	59,829
GoDaddy, Inc. Class A (b)	255	45,936
Goldman Sachs Group, Inc.	155	84,675
GSK PLC	9,115	172,007
Haleon PLC	17,295	87,352
Hartford Insurance Group, Inc.	1,596	197,473
Healthpeak Properties, Inc. REIT	3,378	68,303
Hershey Co.	449	76,792
Hewlett Packard Enterprise Co.	4,821	74,388
Hilton Worldwide Holdings, Inc.	148	33,677
Hologic, Inc. (b)	891	55,037
Home Depot, Inc.	2,173	796,383
Humana, Inc.	313	82,820
Huntington Bancshares, Inc.	1,632	24,496
IDEX Corp.	280	50,672
IDEXX Laboratories, Inc. (b)	231	97,008
Illinois Tool Works, Inc.	1,852	459,315
Illumina, Inc. (b)	404	32,053
Incyte Corp. (b)	275	16,651
Insulet Corp. (b)	122	32,038
Intel Corp.	11,209	254,556
Intercontinental Exchange, Inc.	1,236	213,210
International Business Machines Corp.	4,412	1,097,088
Interpublic Group of Cos., Inc.	738	20,044
Intuit, Inc.	691	424,267
Intuitive Surgical, Inc. (b)	882	436,828
IQVIA Holdings, Inc. (b)	811	142,979
Iron Mountain, Inc. REIT	760	65,390
Jack Henry & Associates, Inc.	88	16,069
Johnson & Johnson	6,082	1,008,639
JPMorgan Chase & Co.	6,730	1,650,869
Juniper Networks, Inc.	5,607	202,917
Kenvue, Inc.	744	17,841
Keurig Dr. Pepper, Inc.	3,719	127,264
Keysight Technologies, Inc. (b)	652	97,650
Security Description	Shares	Value
KKR & Co., Inc.	1,303	$150,640
KLA Corp.	362	246,088
Labcorp Holdings, Inc.	158	36,773
Lam Research Corp.	2,162	157,177
Liberty Media Corp.-Liberty Formula One Class C (b)	736	66,247
Linde PLC	252	117,341
Lowe's Cos., Inc.	1,420	331,187
Lululemon Athletica, Inc. (b)	390	110,393
M&T Bank Corp.	679	121,371
Markel Group, Inc. (b)	66	123,394
Marriott International, Inc. Class A	124	29,537
Marsh & McLennan Cos., Inc.	1,342	327,488
Marvell Technology, Inc.	2,148	132,252
Masco Corp.	229	15,925
Mastercard, Inc. Class A	1,889	1,035,399
McCormick & Co., Inc.	177	14,569
McDonald's Corp.	1,868	583,507
Medtronic PLC	3,932	353,330
Merck & Co., Inc.	7,402	664,404
Meta Platforms, Inc. Class A	4,434	2,555,580
MetLife, Inc.	3,899	313,051
Mettler-Toledo International, Inc. (b)	75	88,568
Micron Technology, Inc.	1,388	120,603
Microsoft Corp.	14,773	5,545,636
MicroStrategy, Inc. Class A (b)	147	42,376
Moderna, Inc. (b)	498	14,118
Molina Healthcare, Inc. (b)	88	28,986
Monster Beverage Corp. (b)	804	47,050
Moody's Corp.	718	334,365
Morgan Stanley	2,975	347,093
Motorola Solutions, Inc.	839	367,323
Nasdaq, Inc.	801	60,764
NetApp, Inc.	728	63,948
Netflix, Inc. (b)	903	842,075
Neurocrine Biosciences, Inc. (b)	164	18,138
Newmont Corp.	3,067	148,075
NIKE, Inc. Class B	2,268	143,973
Norfolk Southern Corp.	214	50,686
Northern Trust Corp.	646	63,728
Novartis AG	6,030	666,827
NVIDIA Corp.	50,662	5,490,748
NVR, Inc. (b)	5	36,222
Old Dominion Freight Line, Inc.	164	27,134
Omnicom Group, Inc.	498	41,289
Oracle Corp.	4,909	686,327
O'Reilly Automotive, Inc. (b)	112	160,449
Palantir Technologies, Inc. Class A (b)	2,026	170,994
Palo Alto Networks, Inc. (b)	1,109	189,240
Parker-Hannifin Corp.	456	277,180
Paychex, Inc.	853	131,601
Paycom Software, Inc.	79	17,260
PayPal Holdings, Inc. (b)	2,290	149,423
Pentair PLC	3,276	286,584

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	11,563	$293,006
Pinterest, Inc. Class A (b)	718	22,258
PNC Financial Services Group, Inc.	1,383	243,090
Pool Corp.	106	33,745
PPG Industries, Inc.	1,312	143,467
Progressive Corp.	1,305	369,328
Prologis, Inc. REIT	2,856	319,272
Prudential Financial, Inc.	1,755	195,998
Public Storage REIT	481	143,959
Qiagen NV (b)	348	13,786
QUALCOMM, Inc.	2,498	383,718
Quanta Services, Inc.	1,138	289,257
Quest Diagnostics, Inc.	191	32,317
Raymond James Financial, Inc.	338	46,952
Realty Income Corp. REIT	1,759	102,040
Regency Centers Corp. REIT	1,625	119,860
Regeneron Pharmaceuticals, Inc.	201	127,480
Regions Financial Corp.	3,996	86,833
Reliance, Inc.	409	118,099
ResMed, Inc.	480	107,448
Revvity, Inc.	945	99,981
Rivian Automotive, Inc. Class A (a) (b)	13,337	166,046
Roche Holding AG	1,554	510,242
Rockwell Automation, Inc.	446	115,237
Rollins, Inc.	527	28,474
Roper Technologies, Inc.	68	40,091
Ross Stores, Inc.	971	124,084
Royalty Pharma PLC Class A	976	30,383
S&P Global, Inc.	1,154	586,347
Salesforce, Inc.	2,346	629,573
Sanofi SA	2,516	276,997
SBA Communications Corp. REIT	121	26,621
Schneider Electric SE	4,884	1,111,854
SEI Investments Co.	383	29,732
ServiceNow, Inc. (b)	658	523,860
Sherwin-Williams Co.	2,263	790,217
Simon Property Group, Inc. REIT	1,287	213,745
Snap, Inc. Class A (b)	1,580	13,762
Snap-on, Inc.	77	25,950
Snowflake, Inc. Class A (b)	277	40,486
Starbucks Corp.	2,342	229,727
State Street Corp. (g)	279	24,979
Steel Dynamics, Inc.	96	12,008
STERIS PLC	178	40,344
Stryker Corp.	970	361,083
Sun Communities, Inc. REIT	116	14,922
Super Micro Computer, Inc. (a) (b)	769	26,331
Swiss Re AG	989	167,674
Synchrony Financial	2,049	108,474
T. Rowe Price Group, Inc.	608	55,857
Teledyne Technologies, Inc. (b)	348	173,203
Teradyne, Inc.	492	40,639
Tesla, Inc. (b)	6,653	1,724,191
Texas Instruments, Inc.	2,013	361,736
Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	942	$468,739
TJX Cos., Inc.	4,599	560,158
T-Mobile U.S., Inc.	841	224,303
Trade Desk, Inc. Class A (b)	648	35,459
Tradeweb Markets, Inc. Class A	193	28,653
Trane Technologies PLC	71	23,921
TransUnion	198	16,432
Travelers Cos., Inc.	901	238,278
Trimble, Inc. (b)	1,472	96,637
U.S. Bancorp	3,785	159,803
Uber Technologies, Inc. (b)	3,461	252,168
U-Haul Holding Co.	939	55,570
Ulta Beauty, Inc. (b)	211	77,340
Union Pacific Corp.	1,379	325,775
United Parcel Service, Inc. Class B	434	47,736
United Rentals, Inc.	88	55,150
UnitedHealth Group, Inc.	1,972	1,032,835
Veeva Systems, Inc. Class A (b)	212	49,106
Ventas, Inc. REIT	1,337	91,932
Veralto Corp.	415	40,442
VeriSign, Inc. (b)	118	29,957
Verisk Analytics, Inc.	246	73,215
Verizon Communications, Inc.	7,635	346,324
Vertex Pharmaceuticals, Inc. (b)	461	223,502
Vertiv Holdings Co. Class A	286	20,649
VICI Properties, Inc. REIT	1,295	42,243
Visa, Inc. Class A	3,670	1,286,188
Vulcan Materials Co.	85	19,831
W.R. Berkley Corp.	1,804	128,373
Walmart, Inc.	4,690	411,735
Walt Disney Co.	3,838	378,811
Waste Management, Inc.	683	158,121
Waters Corp. (b)	82	30,223
Wells Fargo & Co.	5,213	374,241
Welltower, Inc. REIT	1,676	256,780
West Pharmaceutical Services, Inc.	88	19,701
Westinghouse Air Brake Technologies Corp.	649	117,696
Weyerhaeuser Co. REIT	7,528	220,420
Willis Towers Watson PLC	355	119,972
Workday, Inc. Class A (b)	151	35,263
WP Carey, Inc. REIT	369	23,288
WW Grainger, Inc.	219	216,335
Wynn Resorts Ltd.	148	12,358
Xylem, Inc.	6,396	764,066
Yum! Brands, Inc.	852	134,071
Zebra Technologies Corp. Class A (b)	57	16,106
Zillow Group, Inc. Class C (b)	318	21,802
Zimmer Biomet Holdings, Inc.	620	70,172
Zoetis, Inc.	1,422	234,132

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zoom Communications, Inc. (b)	381	$28,106
		95,101,333
TOTAL COMMON STOCKS (Cost $126,614,674)		143,601,256

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i)	654,900	654,900
State Street Navigator Securities Lending Portfolio II (g) (j)	3,647,618	3,647,618
TOTAL SHORT-TERM INVESTMENTS (Cost $4,302,518)		4,302,518
TOTAL INVESTMENTS — 102.1% (Cost $130,917,192)		147,903,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,052,084)
NET ASSETS — 100.0%		$144,851,690
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	13	06/20/2025	$956,711	$937,690	$(19,021)

During the period ended March 31, 2025, the average notional value related to futures contracts was $977,066.
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$143,571,397	$29,859	$0(a)	$143,601,256
Short-Term Investments	4,302,518	—	—	4,302,518
TOTAL INVESTMENTS	$147,873,915	$29,859	$0	$147,903,774
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(19,021)	$—	$—	$(19,021)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(19,021)	$—	$—	$(19,021)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

		% of Net Assets
	Information Technology	25.6%
	Financials	19.1
	Industrials	12.2
	Health Care	11.4
	Consumer Discretionary	10.2
	Communication Services	7.5
	Real Estate	6.5
	Materials	2.7
	Utilities	2.1
	Consumer Staples	1.8
	Energy	0.0 *
	Short-Term Investments	3.0
	Liabilities in Excess of Other Assets	(2.1)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	251	$22,206	$3,408	$673	$124	$(86)	279	$24,979	$403
State Street Institutional U.S. Government Money Market Fund, Class G Shares	841,331	841,331	4,231,584	4,418,016	—	—	654,900	654,900	20,364
State Street Navigator Securities Lending Portfolio II	2,440,281	2,440,281	14,540,209	13,332,871	—	—	3,647,618	3,647,618	3,940
Total		$3,303,818	$18,775,201	$17,751,560	$124	$(86)		$4,327,497	$24,707
See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 4.2%
ANZ Group Holdings Ltd.	209,785	$3,802,864
Aristocrat Leisure Ltd.	22,838	912,951
BHP Group Ltd.	323,801	7,707,866
Brambles Ltd.	165,251	2,062,613
Cochlear Ltd.	2,509	410,102
Coles Group Ltd.	85,752	1,043,612
Commonwealth Bank of Australia	115,300	10,844,199
Fortescue Ltd. (a)	116,714	1,117,865
Glencore PLC (b)	678,574	2,455,063
Goodman Group REIT	96,590	1,711,203
Insurance Australia Group Ltd.	251,472	1,208,194
Macquarie Group Ltd.	29,913	3,665,426
Medibank Pvt Ltd.	196,322	543,181
National Australia Bank Ltd.	196,055	4,156,281
Northern Star Resources Ltd.	64,664	738,211
Origin Energy Ltd.	199,451	1,308,752
Pro Medicus Ltd.	2,949	367,148
QBE Insurance Group Ltd.	80,353	1,096,576
Rio Tinto Ltd. (a)	26,171	1,883,464
Rio Tinto PLC	71,650	4,241,700
Santos Ltd.	165,194	685,585
Scentre Group REIT	192,649	403,365
Sonic Healthcare Ltd.	60,069	964,248
South32 Ltd.	411,511	825,715
Suncorp Group Ltd.	141,309	1,693,330
Telstra Group Ltd.	291,287	764,180
Transurban Group Stapled Security	191,275	1,595,995
Vicinity Ltd. REIT	422,100	578,670
Wesfarmers Ltd.	85,752	3,847,952
Westpac Banking Corp.	245,580	4,831,258
WiseTech Global Ltd.	7,346	371,843
Woodside Energy Group Ltd. (a)	133,717	1,926,491
Woolworths Group Ltd.	107,896	1,986,806
		71,752,709
AUSTRIA — 0.2%
Erste Group Bank AG	31,896	2,195,414
OMV AG	15,894	815,513
Verbund AG	685	48,429
		3,059,356
BELGIUM — 0.5%
Ageas SA	20,841	1,246,065
Anheuser-Busch InBev SA	48,550	2,985,097
KBC Group NV	20,987	1,904,294
Syensqo SA	9,986	677,093
UCB SA	12,338	2,169,053
		8,981,602
BRAZIL — 1.5%
Ambev SA ADR	426,258	993,181
B3 SA - Brasil Bolsa Balcao	464,393	984,301
Security Description	Shares	Value
Banco Bradesco SA ADR (a)	499,566	$1,114,032
Banco do Brasil SA	128,324	631,577
BB Seguridade Participacoes SA	98,921	696,013
BRF SA	71,914	247,094
CCR SA	182,757	371,407
Centrais Eletricas Brasileiras SA	95,159	677,684
Cia Energetica de Minas Gerais ADR	337,083	593,266
Energisa SA	23,446	163,739
Equatorial Energia SA	110,121	615,239
Gerdau SA ADR	124,156	352,603
Itau Unibanco Holding SA ADR (a)	446,611	2,456,360
Klabin SA	91,905	299,416
Localiza Rent a Car SA	57,322	336,167
Natura & Co. Holding SA	108,947	190,022
NU Holdings Ltd. Class A (b)	170,090	1,741,722
Petroleo Brasileiro SA ADR	255,720	3,334,589
PRIO SA (b)	73,676	511,956
Raia Drogasil SA	160,996	535,468
Rumo SA	143,577	406,592
Suzano SA	52,814	488,154
TOTVS SA	82,005	477,771
Vale SA	9,845	97,459
Vale SA ADR	215,497	2,150,660
Vibra Energia SA	105,993	329,028
WEG SA	121,489	960,433
Wheaton Precious Metals Corp.	30,324	2,352,809
Yara International ASA	18,540	555,954
		24,664,696
CANADA — 7.5%
Agnico Eagle Mines Ltd.	26,358	2,855,290
Alimentation Couche-Tard, Inc.	43,108	2,125,673
Bank of Montreal	58,190	5,555,998
Bank of Nova Scotia (a)	86,164	4,084,745
Barrick Gold Corp.	120,805	2,345,174
Brookfield Asset Management Ltd. Class A (a)	23,426	1,133,823
Brookfield Corp.	93,729	4,904,451
Brookfield Renewable Corp. (a)	9,331	260,432
CAE, Inc. (b)	35,863	881,593
Cameco Corp. (a)	34,198	1,407,601
Canadian Imperial Bank of Commerce (a)	67,723	3,809,051
Canadian National Railway Co. (a)	47,144	4,587,143
Canadian Natural Resources Ltd. (a)	160,648	4,942,500
Canadian Pacific Kansas City Ltd.	56,717	3,979,746
Canadian Tire Corp. Ltd. Class A (a)	9,827	1,020,356

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CCL Industries, Inc. Class B	10,950	$534,775
Cenovus Energy, Inc.	80,806	1,122,890
CGI, Inc.	11,159	1,113,845
Constellation Software, Inc.	1,276	4,040,441
Dollarama, Inc. (a)	17,444	1,865,057
Enbridge, Inc. (a)	97,778	4,326,893
Fairfax Financial Holdings Ltd.	1,167	1,686,415
FirstService Corp. (a)	1,690	280,193
Franco-Nevada Corp.	12,537	1,971,512
George Weston Ltd.	4,843	825,522
Gildan Activewear, Inc.	24,071	1,064,024
IGM Financial, Inc. (a)	18,400	565,839
Imperial Oil Ltd. (a)	29,788	2,151,442
Intact Financial Corp.	6,578	1,343,754
Kinross Gold Corp.	109,307	1,376,923
Loblaw Cos. Ltd. (a)	20,859	2,922,651
Magna International, Inc. (a)	15,687	533,091
Manulife Financial Corp.	127,027	3,957,541
National Bank of Canada (a)	38,844	3,205,490
Nutrien Ltd. (a)	36,834	1,827,816
Onex Corp. (a)	6,342	424,386
Open Text Corp.	18,400	464,331
Pan American Silver Corp.	19,683	508,332
Pembina Pipeline Corp.	7,874	314,905
RB Global, Inc. (a)	7,306	733,164
Restaurant Brands International, Inc. (a)	15,682	1,045,249
Rogers Communications, Inc. Class B (a)	44,797	1,196,143
Royal Bank of Canada	106,085	11,948,153
Shopify, Inc. Class A (b)	73,621	7,002,755
Sun Life Financial, Inc.	51,254	2,932,972
Suncor Energy, Inc.	108,183	4,188,262
TC Energy Corp. (a)	58,467	2,760,756
Teck Resources Ltd. Class B	35,411	1,289,731
TELUS Corp.	81,305	1,165,979
TFI International, Inc. (a)	2,636	204,067
Thomson Reuters Corp.	16,372	2,824,845
Toronto-Dominion Bank (a)	127,033	7,610,947
Tourmaline Oil Corp. (a)	8,620	415,653
		127,640,320
CHILE — 0.1%
Antofagasta PLC	5,963	128,420
Banco Santander Chile	3,644,164	206,751
Enel Americas SA	1,832,017	177,818
Enel Chile SA ADR	252,904	826,996
Latam Airlines Group SA	6,203,367	96,963
Lundin Mining Corp. (a)	23,927	193,843
Sociedad Quimica y Minera de Chile SA ADR (a)	12,501	496,665
		2,127,456
CHINA — 9.3%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	22,900	46,960
Security Description	Shares	Value
AAC Technologies Holdings, Inc.	68,000	$411,655
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	84,823
AECC Aero-Engine Control Co. Ltd. Class A	166,600	438,174
AECC Aviation Power Co. Ltd. Class A	50,900	253,663
Agricultural Bank of China Ltd. Class H	1,901,000	1,143,488
Air China Ltd. Class A (b)	53,300	52,230
Airtac International Group	17,789	445,227
Akeso, Inc. (b) (c)	52,000	509,286
Alibaba Group Holding Ltd.	819,100	13,475,676
Alibaba Group Holding Ltd. ADR	21,607	2,857,094
Alibaba Health Information Technology Ltd. (a) (b)	368,000	222,778
Aluminum Corp. of China Ltd. Class A	183,500	188,402
Angel Yeast Co. Ltd. Class A	24,500	116,466
Anhui Conch Cement Co. Ltd. Class H	97,500	275,696
Anhui Gujing Distillery Co. Ltd. Class B	13,800	217,280
Anhui Yingjia Distillery Co. Ltd. Class A	6,200	46,181
ANTA Sports Products Ltd.	58,800	645,415
Autohome, Inc. ADR	5,521	153,042
AviChina Industry & Technology Co. Ltd. Class H (a)	510,000	255,646
Avicopter PLC Class A	82,100	413,330
Baidu, Inc. Class A (b)	142,764	1,650,530
Bank of Chengdu Co. Ltd. Class A	69,800	165,136
Bank of China Ltd. Class H	5,002,436	3,015,491
Bank of Communications Co. Ltd. Class H	1,028,710	920,250
Bank of Ningbo Co. Ltd. Class A	14,700	52,238
BeiGene Ltd. (b)	51,771	1,105,914
Beijing Enterprises Water Group Ltd.	434,000	124,951
Beijing Roborock Technology Co. Ltd. Class A	1,743	58,336
Beijing Tiantan Biological Products Corp. Ltd. Class A	79,940	223,122
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	13,000	114,633
Beijing Yanjing Brewery Co. Ltd. Class A	141,700	238,900
Bilibili, Inc. Class Z (a) (b)	15,802	302,014
BOC Hong Kong Holdings Ltd.	156,000	629,590
BYD Co. Ltd. Class A	12,100	624,326
BYD Co. Ltd. Class H	57,500	2,902,973

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BYD Electronic International Co. Ltd. (a)	43,500	$225,319
CGN Power Co. Ltd. Class H (c)	618,400	193,143
Changchun High-Tech Industry Group Co. Ltd. Class A	4,800	64,609
China CITIC Bank Corp. Ltd. Class H	493,000	385,894
China Construction Bank Corp. Class A	144,100	175,120
China Construction Bank Corp. Class H	5,137,720	4,543,207
China Eastern Airlines Corp. Ltd. Class A (b)	298,600	149,179
China Everbright Bank Co. Ltd. Class H	36,000	14,668
China Feihe Ltd. (c)	355,000	267,837
China Galaxy Securities Co. Ltd. Class H	224,000	222,840
China Gas Holdings Ltd.	115,866	105,586
China Greatwall Technology Group Co. Ltd. Class A (b)	72,200	139,911
China Hongqiao Group Ltd. (a)	114,500	235,466
China Life Insurance Co. Ltd. Class H	521,000	1,004,460
China Literature Ltd. (a) (b) (c)	39,400	130,400
China Longyuan Power Group Corp. Ltd. Class H (a)	232,000	185,772
China Mengniu Dairy Co. Ltd.	327,000	806,961
China Merchants Bank Co. Ltd. Class H	343,514	2,026,566
China Merchants Port Holdings Co. Ltd.	390,108	671,882
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	18,300	23,096
China Minsheng Banking Corp. Ltd. Class H	317,200	142,694
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	28,400	88,570
China Oilfield Services Ltd. Class H	312,000	257,049
China Overseas Land & Investment Ltd.	295,000	527,036
China Pacific Insurance Group Co. Ltd. Class H	182,000	571,945
China Petroleum & Chemical Corp. Class H	2,039,800	1,074,917
China Power International Development Ltd. (a)	364,000	137,080
China Railway Group Ltd. Class H	187,000	82,440
China Rare Earth Resources & Technology Co. Ltd. Class A	31,500	137,300
China Resources Beer Holdings Co. Ltd.	175,670	634,465
Security Description	Shares	Value
China Resources Gas Group Ltd.	50,100	$149,393
China Resources Land Ltd.	161,000	533,887
China Resources Mixc Lifestyle Services Ltd. (c)	71,000	313,465
China Resources Power Holdings Co. Ltd. (a)	140,000	332,172
China Ruyi Holdings Ltd. (a) (b)	708,000	217,488
China Shenhua Energy Co. Ltd. Class H	232,500	942,814
China Southern Airlines Co. Ltd. Class A (b)	188,600	147,435
China Taiping Insurance Holdings Co. Ltd.	137,000	208,133
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	77,053
China Vanke Co. Ltd. Class H (a) (b)	92,200	65,651
China Yangtze Power Co. Ltd. Class A	130,100	497,954
Chongqing Brewery Co. Ltd. Class A	22,755	183,301
Chongqing Changan Automobile Co. Ltd. Class A	52,600	94,328
Chongqing Zhifei Biological Products Co. Ltd. Class A	16,450	54,947
CITIC Ltd.	367,000	452,836
CITIC Securities Co. Ltd. Class H	98,725	256,954
CMOC Group Ltd. Class A	110,900	115,999
CNOOC Energy Technology & Services Ltd. Class A	435,100	240,728
CNPC Capital Co. Ltd. Class A	30,900	27,132
Contemporary Amperex Technology Co. Ltd. Class A	16,420	571,612
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	48,600	75,048
COSCO SHIPPING Holdings Co. Ltd. Class A	98,020	196,286
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	99,649	156,768
CRRC Corp. Ltd. Class A	137,900	133,992
CSPC Innovation Pharmaceutical Co. Ltd. Class A	25,400	130,637
CSPC Pharmaceutical Group Ltd.	604,800	384,010
Eastroc Beverage Group Co. Ltd. Class A	5,190	177,838
Ecovacs Robotics Co. Ltd. Class A	19,500	165,052
ENN Energy Holdings Ltd.	40,800	336,666
Eve Energy Co. Ltd. Class A	17,200	111,520
FAW Jiefang Group Co. Ltd. Class A	103,900	115,684

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,668	$81,921
Fosun International Ltd.	105,500	56,545
Foxconn Industrial Internet Co. Ltd. Class A	17,400	47,560
Fuyao Glass Industry Group Co. Ltd. Class A	13,100	105,598
Ganfeng Lithium Group Co. Ltd. Class A	12,940	60,249
GCL Technology Holdings Ltd. (a) (b)	978,000	123,188
Geely Automobile Holdings Ltd.	450,000	962,431
Genscript Biotech Corp. (b)	152,000	241,471
Giant Biogene Holding Co. Ltd. (c)	27,600	249,916
GigaDevice Semiconductor, Inc. Class A (b)	5,100	82,039
GoerTek, Inc. Class A	91,700	329,902
Great Wall Motor Co. Ltd. Class H	223,500	390,679
Guangdong Haid Group Co. Ltd. Class A	12,200	83,870
Guangzhou Automobile Group Co. Ltd. Class A	67,300	78,546
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	13,838
Guangzhou Tinci Materials Technology Co. Ltd. Class A	21,000	53,874
Guotai Junan Securities Co. Ltd. Class H (c)	87,656	127,085
H World Group Ltd. ADR	11,912	440,863
Haidilao International Holding Ltd. (c)	129,000	291,151
Haier Smart Home Co. Ltd. Class H	161,800	519,903
Hainan Airlines Holding Co. Ltd. Class A (b)	513,800	98,999
Hainan Airport Infrastructure Co. Ltd. Class A (b)	343,200	170,988
Hangzhou First Applied Material Co. Ltd. Class A	17,412	33,717
Hangzhou GreatStar Industrial Co. Ltd.	40,600	165,453
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	14,900	49,442
Hangzhou Tigermed Consulting Co. Ltd. Class A	16,500	115,383
Hansoh Pharmaceutical Group Co. Ltd. (c)	100,000	314,898
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	27,400	84,886
Hengan International Group Co. Ltd.	64,000	178,502
Hisense Home Appliances Group Co. Ltd. Class A	29,400	120,216
Security Description	Shares	Value
Hoshine Silicon Industry Co. Ltd. Class A	6,600	$49,832
Hua Hong Semiconductor Ltd. (a) (c)	28,000	111,744
Huadian Power International Corp. Ltd. Class A	270,800	214,302
Hualan Biological Engineering, Inc. Class A	138,720	296,498
Huaneng Power International, Inc. Class H	604,000	350,120
Huatai Securities Co. Ltd. Class H (c)	136,800	219,434
Humanwell Healthcare Group Co. Ltd. Class A	34,300	97,246
Iflytek Co. Ltd. Class A	10,000	65,470
Imeik Technology Development Co. Ltd. Class A	1,700	41,986
Industrial & Commercial Bank of China Ltd. Class H	4,184,045	2,979,269
Ingenic Semiconductor Co. Ltd. Class A	9,100	89,799
Inner Mongolia Yitai Coal Co. Ltd. Class B	112,100	243,930
Innovent Biologics, Inc. (b) (c)	89,500	536,059
JA Solar Technology Co. Ltd. Class A	19,652	31,185
JD Health International, Inc. (b) (c)	61,550	262,250
JD.com, Inc. Class A	142,902	2,953,439
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	19,168
Jiangsu Expressway Co. Ltd. Class H	38,000	45,129
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	59,114
Jiangsu King's Luck Brewery JSC Ltd. Class A	21,900	159,385
Juneyao Airlines Co. Ltd. Class A	72,600	130,894
Kanzhun Ltd. ADR (b)	17,388	333,328
KE Holdings, Inc. ADR	43,566	875,241
Kingdee International Software Group Co. Ltd. (b)	197,000	333,216
Kingsoft Corp. Ltd.	113,400	548,759
Kuaishou Technology (b) (c)	154,500	1,079,274
Kuang-Chi Technologies Co. Ltd. Class A	136,600	710,834
Kweichow Moutai Co. Ltd. Class A	5,245	1,126,831
Lenovo Group Ltd.	410,000	552,267
Lens Technology Co. Ltd. Class A	23,200	80,879
Li Auto, Inc. Class A (b)	71,020	904,146
Li Ning Co. Ltd.	135,000	276,236
Lingyi iTech Guangdong Co. Class A	97,300	121,191
Longfor Group Holdings Ltd. (c)	105,103	132,522

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LONGi Green Energy Technology Co. Ltd. Class A	24,592	$53,646
Luxshare Precision Industry Co. Ltd. Class A	56,118	315,813
Luzhou Laojiao Co. Ltd. Class A	6,200	110,690
Mango Excellent Media Co. Ltd. Class A	39,300	149,554
Maxscend Microelectronics Co. Ltd. Class A	5,440	60,009
Meihua Holdings Group Co. Ltd. Class A	26,000	37,000
Meituan Class B (b) (c)	304,700	6,101,598
MINISO Group Holding Ltd.	21,200	97,958
Muyuan Foods Co. Ltd. Class A	28,262	150,647
NAURA Technology Group Co. Ltd. Class A	9,900	566,812
NetEase, Inc.	115,575	2,347,062
New China Life Insurance Co. Ltd. Class H	71,000	270,574
New Hope Liuhe Co. Ltd. Class A (b)	120,400	153,443
New Oriental Education & Technology Group, Inc.	108,190	508,251
NIO, Inc. Class A (a) (b)	94,648	352,179
Nongfu Spring Co. Ltd. Class H (a) (c)	109,000	472,829
PDD Holdings, Inc. ADR (b)	41,907	4,959,693
PetroChina Co. Ltd. Class H	1,276,000	1,031,585
Pharmaron Beijing Co. Ltd. Class A	26,400	97,811
PICC Property & Casualty Co. Ltd. Class H	579,415	1,070,908
Ping An Insurance Group Co. of China Ltd. Class A	43,900	311,944
Ping An Insurance Group Co. of China Ltd. Class H	351,000	2,088,775
Pop Mart International Group Ltd. (c)	38,000	764,366
Postal Savings Bank of China Co. Ltd. Class A	159,500	114,369
Prosus NV	97,165	4,468,574
Qifu Technology, Inc. ADR	9,555	429,115
Rockchip Electronics Co. Ltd. Class A	9,400	224,201
SAIC Motor Corp. Ltd. Class A	49,500	107,572
Seres Group Co. Ltd. Class A	24,600	426,223
SF Holding Co. Ltd. Class A	6,800	40,355
SG Micro Corp. Class A	3,620	43,474
Shandong Gold Mining Co. Ltd. Class A	74,341	275,023
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	235,200	180,172
Shanghai Baosight Software Co. Ltd. Class A	80,314	337,023
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	68,900	$235,454
Shanghai M&G Stationery, Inc. Class A	19,500	82,097
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	26,600	67,910
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	27,300	39,299
Shanghai RAAS Blood Products Co. Ltd. Class A	297,877	281,236
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	14,000	47,900
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,800	436,470
Shengyi Technology Co. Ltd. Class A	46,000	172,265
Shennan Circuits Co. Ltd. Class A	8,680	150,594
Shenzhen Energy Group Co. Ltd. Class A	352,040	307,179
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	157,806
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	47,600	215,074
Shenzhou International Group Holdings Ltd.	42,700	320,512
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	58,800	113,620
Sichuan Chuantou Energy Co. Ltd. Class A	157,970	348,730
Silergy Corp.	22,000	250,132
Sinopharm Group Co. Ltd. Class H	54,400	126,136
SITC International Holdings Co. Ltd.	79,000	214,754
Smoore International Holdings Ltd. (a) (c)	135,000	230,081
Spring Airlines Co. Ltd. Class A	12,000	85,831
Sungrow Power Supply Co. Ltd. Class A	11,900	113,679
Sunny Optical Technology Group Co. Ltd.	48,000	440,189
TAL Education Group ADR (b)	35,195	464,926
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	15,300	18,720
Tencent Holdings Ltd.	396,900	25,353,688
Tencent Music Entertainment Group ADR	50,859	732,878
Tianqi Lithium Corp. Class A	4,200	17,526
Tingyi Cayman Islands Holding Corp.	280,000	470,008

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Tongcheng Travel Holdings Ltd.	114,000	$306,968
TongFu Microelectronics Co. Ltd. Class A	24,800	91,371
Tongwei Co. Ltd. Class A	15,700	41,336
TravelSky Technology Ltd. Class H	88,000	130,751
Trina Solar Co. Ltd. Class A	6,130	14,199
Trip.com Group Ltd.	37,775	2,399,445
Tsingtao Brewery Co. Ltd. Class H (a)	60,000	431,860
Vipshop Holdings Ltd. ADR (b)	35,241	552,579
Want Want China Holdings Ltd.	346,000	217,909
Weichai Power Co. Ltd. Class A	81,100	183,164
Wens Foodstuff Group Co. Ltd. Class A	24,080	55,246
Wharf Holdings Ltd. (a)	56,000	133,013
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	147,956
Wuhan Guide Infrared Co. Ltd. Class A	156,949	171,726
Wuliangye Yibin Co. Ltd. Class A	16,500	298,280
WuXi AppTec Co. Ltd. Class A	23,902	221,457
WuXi AppTec Co. Ltd. Class H (a) (c)	8,600	76,491
Wuxi Biologics Cayman, Inc. (b) (c)	236,500	822,247
Xiaomi Corp. Class B (b) (c)	1,020,600	6,453,931
Xinyi Solar Holdings Ltd. (a)	280,961	108,336
XPeng, Inc. ADR (b)	19,262	399,109
XPeng, Inc. Class A (a) (b)	41,812	423,478
Yadea Group Holdings Ltd. (a) (c)	121,463	235,735
Yankuang Energy Group Co. Ltd. Class H	274,800	285,032
Yealink Network Technology Corp. Ltd. Class A	29,890	167,964
Yifeng Pharmacy Chain Co. Ltd. Class A	24,516	84,049
Yonyou Network Technology Co. Ltd. Class A (b)	27,630	57,269
Youngor Fashion Co. Ltd. Class A	125,160	139,011
Yum China Holdings, Inc.	24,371	1,268,754
Yunnan Energy New Material Co. Ltd. Class A	10,300	43,647
Zhaojin Mining Industry Co. Ltd. Class H (a)	80,000	159,171
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	29,260
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	35,651
Zhejiang Leapmotor Technology Co. Ltd. (b) (c)	28,600	184,717
Security Description	Shares	Value
Zhejiang Supor Co. Ltd. Class A	8,000	$64,278
Zhejiang Weiming Environment Protection Co. Ltd. Class A	45,600	133,739
Zhongsheng Group Holdings Ltd.	46,500	81,760
Zhuzhou CRRC Times Electric Co. Ltd. Class H	68,700	284,326
Zijin Mining Group Co. Ltd. Class H	558,000	1,268,003
ZTE Corp. Class H (a)	60,400	185,152
ZTO Express Cayman, Inc.	21,284	419,919
		157,799,432
COLOMBIA — 0.1%
Bancolombia SA ADR	24,791	996,598
CONGO — 0.0% (d)
Ivanhoe Mines Ltd. Class A (b)	22,010	186,877
DENMARK — 1.5%
AP Moller - Maersk AS Class B	621	1,077,604
Coloplast AS Class B	4,621	483,864
Danske Bank AS	58,396	1,903,216
DSV AS	14,714	2,838,751
Genmab AS (b)	4,970	964,252
Novo Nordisk AS Class B	203,698	13,855,723
Novonesis (Novozymes) B Class B	18,021	1,046,291
Orsted AS (b) (c)	10,673	465,757
Pandora AS	8,167	1,246,329
Vestas Wind Systems AS (b)	76,766	1,055,009
Zealand Pharma AS (b)	2,894	216,630
		25,153,426
EGYPT — 0.0% (d)
Commercial International Bank - Egypt (CIB)	264,228	430,801
Talaat Moustafa Group	15,066	15,820
		446,621
FINLAND — 0.6%
Elisa OYJ	9,811	477,751
Fortum OYJ (a)	12,548	204,806
Kone OYJ Class B	29,069	1,596,394
Neste OYJ (a)	26,291	242,362
Nokia OYJ (e)	195,258	1,020,842
Nokia OYJ (e)	103,454	541,266
Nordea Bank Abp (e)	201,997	2,567,921
Nordea Bank Abp (e)	3,108	39,515
Sampo OYJ Class A	153,574	1,468,133
Stora Enso OYJ Class R	64,762	609,596
UPM-Kymmene OYJ (a)	56,123	1,497,415
Wartsila OYJ Abp	30,551	541,055
		10,807,056
FRANCE — 6.2%
Accor SA	23,132	1,046,714
Air Liquide SA	42,832	8,103,229

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Airbus SE	37,266	$6,552,669
Alstom SA (b)	31,569	694,975
AXA SA	118,777	5,055,138
BioMerieux	636	78,456
BNP Paribas SA	69,853	5,803,263
Bouygues SA	20,667	812,835
Capgemini SE	14,053	2,095,607
Carrefour SA	57,259	817,673
Cie de Saint-Gobain SA	33,313	3,299,799
Cie Generale des Etablissements Michelin SCA	45,007	1,575,664
Credit Agricole SA	59,040	1,069,826
Danone SA	46,150	3,531,463
Dassault Systemes SE	42,259	1,594,948
Edenred SE	11,692	378,133
Engie SA	86,502	1,685,182
EssilorLuxottica SA	20,771	5,954,739
FDJ UNITED (c)	348	10,924
Hermes International SCA	1,355	3,528,913
Kering SA	5,571	1,148,918
Klepierre SA REIT	9,763	326,082
Legrand SA	18,524	1,945,737
L'Oreal SA	16,310	6,040,356
LVMH Moet Hennessy Louis Vuitton SE	17,537	10,829,986
Orange SA	140,965	1,826,484
Pernod Ricard SA	17,082	1,683,928
Publicis Groupe SA	23,716	2,222,108
Renault SA	6,368	320,204
Safran SA	20,924	5,469,712
Sartorius Stedim Biotech	1,248	245,824
Societe Generale SA	36,645	1,638,380
Sodexo SA	11,676	749,178
Teleperformance SE	2,272	226,966
Thales SA	218	57,835
TotalEnergies SE	148,167	9,548,588
Unibail-Rodamco-Westfield CDI	46,961	194,311
Unibail-Rodamco-Westfield REIT (b)	6,321	531,897
Veolia Environnement SA	47,096	1,615,222
Vinci SA	37,570	4,719,819
		105,031,685
GERMANY — 6.2%
adidas AG	11,894	2,784,141
Allianz SE	27,172	10,334,561
BASF SE	62,372	3,092,142
Bayer AG	65,260	1,555,800
Bayerische Motoren Werke AG	23,820	1,895,814
Commerzbank AG	49,687	1,125,500
Continental AG	6,457	450,297
Covestro AG (b)	11,510	738,527
CTS Eventim AG & Co. KGaA	277	27,588
Daimler Truck Holding AG	28,254	1,132,902
Deutsche Bank AG	122,170	2,879,544
Security Description	Shares	Value
Deutsche Boerse AG	14,544	$4,274,810
Deutsche Lufthansa AG	50,521	365,420
Deutsche Post AG	76,108	3,245,726
Deutsche Telekom AG	231,289	8,549,474
Dr. Ing hc F Porsche AG Preference Shares (c)	2,786	138,284
E.ON SE	159,332	2,402,663
Fresenius Medical Care AG	18,689	921,374
Fresenius SE & Co. KGaA (b)	28,529	1,213,267
Heidelberg Materials AG	1,492	253,917
Henkel AG & Co. KGaA Preference Shares	7,056	560,057
Infineon Technologies AG	68,042	2,234,002
LEG Immobilien SE	2,890	204,352
Mercedes-Benz Group AG	51,306	3,003,251
Merck KGaA	10,359	1,416,628
MTU Aero Engines AG	2,044	707,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,163	7,022,742
Porsche Automobil Holding SE Preference Shares	10,208	381,082
Puma SE	5,638	136,359
Rheinmetall AG	2,371	3,378,164
RWE AG	41,110	1,466,321
SAP SE	68,880	18,184,390
Sartorius AG Preference Shares	1,714	395,473
Scout24 SE (c)	1,530	159,321
Siemens AG	50,210	11,492,793
Siemens Energy AG (b)	35,811	2,082,696
Siemens Healthineers AG (c)	18,072	968,456
Symrise AG	8,594	888,406
Volkswagen AG Preference Shares	9,174	927,157
Vonovia SE	39,308	1,059,815
Zalando SE (b) (c)	13,404	459,853
		104,510,269
GREECE — 0.1%
Eurobank Ergasias Services & Holdings SA Class A	11,021	29,369
Hellenic Telecommunications Organization SA	2,662	43,133
Jumbo SA	29,069	795,057
National Bank of Greece SA	11,228	114,614
OPAP SA	53,306	1,055,463
Piraeus Financial Holdings SA	13,283	72,430
		2,110,066
HONG KONG — 1.1%
AIA Group Ltd.	724,800	5,459,080
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (f)	1,418,000	—
CK Asset Holdings Ltd.	96,332	389,399

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CLP Holdings Ltd.	84,500	$688,572
Futu Holdings Ltd. ADR	3,540	362,319
Hang Seng Bank Ltd.	49,800	674,642
Henderson Land Development Co. Ltd.	204,317	586,929
Hong Kong & China Gas Co. Ltd.	687,057	590,776
Hong Kong Exchanges & Clearing Ltd.	80,640	3,573,728
Jardine Matheson Holdings Ltd.	6,400	271,104
Link REIT	283,282	1,325,330
Prudential PLC	132,054	1,408,248
Sino Biopharmaceutical Ltd.	1,209,500	582,963
Sun Hung Kai Properties Ltd.	101,185	961,090
Swire Pacific Ltd. Class A	68,006	599,618
Techtronic Industries Co. Ltd.	104,000	1,246,482
WH Group Ltd. (c)	410,705	376,905
Wharf Real Estate Investment Co. Ltd.	101,000	245,610
		19,342,795
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	77,941	612,038
OTP Bank Nyrt	22,894	1,533,935
		2,145,973
INDIA — 5.4%
ABB India Ltd.	1,584	102,785
Adani Enterprises Ltd.	17,679	478,996
Adani Ports & Special Economic Zone Ltd.	52,547	727,257
Adani Power Ltd. (b)	68,143	406,040
Ambuja Cements Ltd.	135,488	853,373
Apollo Hospitals Enterprise Ltd.	8,628	667,871
Asian Paints Ltd.	23,873	653,758
Aurobindo Pharma Ltd. (b)	30,426	413,108
Avenue Supermarts Ltd. (b) (c)	9,791	467,737
Axis Bank Ltd.	149,184	1,923,435
Bajaj Auto Ltd.	5,965	549,853
Bajaj Finance Ltd.	15,474	1,619,518
Bajaj Finserv Ltd.	30,836	724,194
Balkrishna Industries Ltd.	7,814	233,563
Bharat Electronics Ltd.	467,659	1,648,659
Bharat Forge Ltd.	26,279	359,462
Bharat Heavy Electricals Ltd.	45,713	115,753
Bharat Petroleum Corp. Ltd.	155,240	505,773
Bharti Airtel Ltd.	147,865	2,998,733
Britannia Industries Ltd.	4,782	276,209
CG Power & Industrial Solutions Ltd.	27,265	203,676
Cholamandalam Investment & Finance Co. Ltd.	51,009	907,089
Cipla Ltd.	39,819	671,876
Colgate-Palmolive India Ltd.	7,011	196,027
Dabur India Ltd.	75,334	446,420
Security Description	Shares	Value
Divi's Laboratories Ltd.	9,762	$659,627
Dixon Technologies India Ltd.	2,622	404,301
DLF Ltd.	80,448	640,497
Dr. Reddy's Laboratories Ltd. ADR	91,883	1,211,937
Eicher Motors Ltd.	13,152	822,872
Godrej Consumer Products Ltd.	41,424	561,827
Godrej Properties Ltd. (b)	10,511	261,888
HCL Technologies Ltd.	84,842	1,580,753
HDFC Bank Ltd.	325,666	6,965,779
HDFC Life Insurance Co. Ltd. (c)	72,665	582,952
Hero MotoCorp Ltd.	12,013	523,254
Hindalco Industries Ltd.	116,631	931,233
Hindustan Aeronautics Ltd.	13,422	655,997
Hindustan Petroleum Corp. Ltd.	99,198	418,216
Hindustan Unilever Ltd.	74,480	1,968,342
ICICI Bank Ltd. ADR	151,783	4,784,200
ICICI Lombard General Insurance Co. Ltd. (c)	22,624	474,555
Indian Oil Corp. Ltd.	230,832	344,874
Info Edge India Ltd.	8,825	741,477
Infosys Ltd. ADR (a)	242,588	4,427,231
InterGlobe Aviation Ltd. (b) (c)	15,300	915,673
ITC Ltd.	198,253	950,413
Jio Financial Services Ltd. (b)	154,708	411,800
JSW Energy Ltd.	13,841	87,105
JSW Steel Ltd.	57,172	711,168
Jubilant Foodworks Ltd.	57,613	447,807
Kotak Mahindra Bank Ltd.	65,067	1,652,853
Larsen & Toubro Ltd.	38,656	1,579,436
LTIMindtree Ltd. (c)	9,864	518,327
Lupin Ltd.	29,030	688,776
Macrotech Developers Ltd. (c)	20,267	283,545
Mahindra & Mahindra Ltd. GDR	56,535	1,752,585
Marico Ltd.	100,804	768,539
Maruti Suzuki India Ltd.	7,920	1,067,658
Max Healthcare Institute Ltd.	48,987	628,697
Muthoot Finance Ltd.	16,247	452,952
Nestle India Ltd.	43,924	1,156,652
NHPC Ltd.	35,680	34,314
NTPC Ltd.	122,872	514,072
PB Fintech Ltd. (b)	26,382	490,693
Petronet LNG Ltd.	156,329	536,994
Phoenix Mills Ltd.	13,736	264,089
PI Industries Ltd.	10,595	424,953
Power Finance Corp. Ltd.	59,660	289,147
Power Grid Corp. of India Ltd.	292,526	993,710
REC Ltd.	55,674	279,567
Reliance Industries Ltd. GDR (c)	103,907	6,099,341
Samvardhana Motherson International Ltd.	217,473	333,210
SBI Life Insurance Co. Ltd. (c)	36,208	655,703

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shree Cement Ltd.	2,127	$759,072
Shriram Finance Ltd.	161,063	1,236,156
Siemens Ltd.	4,192	258,730
Solar Industries India Ltd.	1,213	159,571
State Bank of India	116,768	1,053,982
Sun Pharmaceutical Industries Ltd.	59,248	1,202,463
Supreme Industries Ltd.	2,257	90,474
Suzlon Energy Ltd. (b)	582,677	386,258
Tata Consultancy Services Ltd.	53,425	2,254,041
Tata Consumer Products Ltd.	61,151	716,806
Tata Motors Ltd.	119,731	944,778
Tata Power Co. Ltd.	121,965	535,677
Tata Steel Ltd.	533,937	963,520
Tech Mahindra Ltd.	43,508	721,931
Titan Co. Ltd.	19,512	699,314
Torrent Pharmaceuticals Ltd.	10,477	395,674
Torrent Power Ltd.	12,232	212,784
Trent Ltd.	15,392	958,960
Tube Investments of India Ltd.	7,982	258,621
UltraTech Cement Ltd.	8,064	1,085,882
United Spirits Ltd.	54,625	895,563
UPL Ltd. (e)	75,443	561,591
UPL Ltd. (b) (e)	9,231	46,758
Varun Beverages Ltd.	74,514	470,461
Vedanta Ltd.	74,145	401,986
Voltas Ltd.	19,384	330,813
Wipro Ltd.	183,198	562,095
Yes Bank Ltd. (b)	1,340,151	264,667
Zomato Ltd. (b)	451,188	1,064,724
		91,596,108
INDONESIA — 0.4%
Alamtri Resources Indonesia Tbk. PT	1,223,900	136,359
Amman Mineral Internasional PT (b)	192,500	62,481
Astra International Tbk. PT	1,880,700	558,759
Bank Central Asia Tbk. PT	3,221,700	1,653,650
Bank Mandiri Persero Tbk. PT (b)	3,062,800	961,749
Bank Rakyat Indonesia Persero Tbk. PT	5,596,576	1,368,728
Barito Pacific Tbk. PT	1,594,156	68,349
Chandra Asri Pacific Tbk. PT	392,100	170,478
Charoen Pokphand Indonesia Tbk. PT	1,155,500	306,319
GoTo Gojek Tokopedia Tbk. PT (b)	59,344,700	297,440
Telkom Indonesia Persero Tbk. PT	4,663,600	678,700
United Tractors Tbk. PT	206,700	293,948
		6,556,960
IRELAND — 0.2%
AerCap Holdings NV	5,376	549,266
AIB Group PLC	34,249	220,125
Security Description	Shares	Value
Bank of Ireland Group PLC	38,716	$453,549
Kerry Group PLC Class A	16,183	1,692,150
Kingspan Group PLC	6,398	512,460
		3,427,550
ISRAEL — 0.5%
Bank Hapoalim BM	171,158	2,299,895
Bank Leumi Le-Israel BM	187,052	2,500,417
Check Point Software Technologies Ltd. (b)	5,902	1,345,184
Global-e Online Ltd. (b)	4,968	177,109
Nice Ltd. (b)	5,957	904,670
Teva Pharmaceutical Industries Ltd. ADR (b)	70,140	1,078,052
Wix.com Ltd. (b)	3,702	604,833
		8,910,160
ITALY — 1.7%
Banco BPM SpA	9,553	96,443
Coca-Cola HBC AG	12,800	578,917
DiaSorin SpA	600	59,303
Enel SpA	496,824	4,023,412
Eni SpA	171,200	2,644,134
Ferrari NV	9,994	4,234,005
FinecoBank Banca Fineco SpA	7,639	150,139
Generali (a)	87,021	3,043,724
Intesa Sanpaolo SpA	896,307	4,583,418
Leonardo SpA	12,380	599,506
Mediobanca Banca di Credito Finanziario SpA	59,557	1,110,718
Moncler SpA	3,141	192,039
Prysmian SpA	4,122	224,232
Snam SpA	168,760	874,103
Telecom Italia SpA (b)	598,939	201,079
UniCredit SpA	108,165	6,020,760
		28,635,932
JAPAN — 13.7%
Advantest Corp.	42,100	1,822,062
Aeon Co. Ltd.	55,400	1,389,260
AGC, Inc.	21,900	665,611
Aisin Corp.	41,800	453,667
Ajinomoto Co., Inc.	42,200	834,885
Asahi Group Holdings Ltd.	128,000	1,636,592
Asahi Kasei Corp.	129,800	908,791
Asics Corp.	28,700	603,594
Astellas Pharma, Inc.	142,600	1,379,369
Bandai Namco Holdings, Inc.	24,800	829,873
Bridgestone Corp.	44,900	1,800,023
Canon, Inc. (a)	71,200	2,211,609
Capcom Co. Ltd.	13,600	333,225
Central Japan Railway Co.	45,400	866,468
Chiba Bank Ltd. (a)	115,300	1,078,673
Chubu Electric Power Co., Inc. (a)	71,100	771,668
Chugai Pharmaceutical Co. Ltd.	34,800	1,582,220

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Concordia Financial Group Ltd.	169,100	$1,109,542
Dai-ichi Life Holdings, Inc.	212,000	1,606,232
Daiichi Sankyo Co. Ltd.	117,000	2,747,004
Daikin Industries Ltd. (a)	15,300	1,651,344
Daiwa Securities Group, Inc. (a)	180,500	1,199,551
Denso Corp.	140,600	1,733,760
Dentsu Group, Inc. (a)	2,200	48,402
Disco Corp.	4,400	879,617
East Japan Railway Co.	65,900	1,300,901
Eisai Co. Ltd.	16,300	451,809
ENEOS Holdings, Inc.	273,008	1,428,208
FANUC Corp.	71,000	1,927,645
Fast Retailing Co. Ltd.	12,300	3,624,034
FUJIFILM Holdings Corp.	100,800	1,917,384
Fujitsu Ltd.	142,000	2,802,207
Hitachi Ltd.	324,400	7,501,506
Honda Motor Co. Ltd. (a)	298,000	2,675,304
Hoya Corp.	25,600	2,872,596
Idemitsu Kosan Co. Ltd. (a)	62,300	438,691
Inpex Corp.	71,100	978,255
ITOCHU Corp.	87,400	4,033,352
Japan Exchange Group, Inc.	64,000	653,738
Japan Tobacco, Inc.	72,000	1,980,794
JFE Holdings, Inc. (a)	31,500	385,377
Kajima Corp. (a)	65,300	1,330,978
Kansai Electric Power Co., Inc.	66,400	787,040
Kao Corp. (a)	37,500	1,623,228
KDDI Corp.	223,600	3,528,047
Keyence Corp.	10,900	4,262,619
Kirin Holdings Co. Ltd.	12,700	176,436
Komatsu Ltd. (a)	72,900	2,099,153
Kubota Corp.	99,200	1,214,626
Kyocera Corp. (a)	154,300	1,728,833
Lasertec Corp.	4,100	347,653
LY Corp.	242,600	821,375
M3, Inc. (a)	26,200	298,197
Makita Corp.	28,700	945,215
Marubeni Corp.	134,800	2,144,955
MEIJI Holdings Co. Ltd.	6,400	139,093
Mitsubishi Chemical Group Corp.	146,900	723,989
Mitsubishi Corp.	241,600	4,243,429
Mitsubishi Electric Corp.	155,000	2,819,313
Mitsubishi Estate Co. Ltd.	114,918	1,868,935
Mitsubishi Heavy Industries Ltd.	257,900	4,356,396
Mitsubishi UFJ Financial Group, Inc.	720,400	9,687,872
Mitsui & Co. Ltd.	193,000	3,613,104
Mitsui Fudosan Co. Ltd.	116,100	1,032,975
Mizuho Financial Group, Inc.	119,280	3,231,264
MonotaRO Co. Ltd.	12,300	230,101
MS&AD Insurance Group Holdings, Inc.	107,900	2,326,986
Security Description	Shares	Value
Murata Manufacturing Co. Ltd.	146,300	$2,255,548
NEC Corp.	91,000	1,913,836
Nexon Co. Ltd.	22,600	308,305
NIDEC Corp.	66,400	1,106,519
Nintendo Co. Ltd.	70,500	4,766,317
Nippon Building Fund, Inc. REIT	200	170,389
Nippon Paint Holdings Co. Ltd.	32,700	245,130
Nippon Steel Corp.	52,000	1,111,007
Nippon Telegraph & Telephone Corp.	2,024,600	1,959,072
Nippon Yusen KK (a)	42,700	1,405,154
Nissan Motor Co. Ltd. (a) (b)	177,600	449,760
Nitori Holdings Co. Ltd. (a)	4,100	406,600
Nitto Denko Corp.	79,000	1,444,864
Nomura Holdings, Inc.	207,200	1,258,386
Nomura Research Institute Ltd.	11,400	368,667
NTT Data Group Corp.	78,800	1,413,015
Obayashi Corp.	122,600	1,626,578
Obic Co. Ltd.	11,000	316,965
Olympus Corp.	51,300	668,094
Ono Pharmaceutical Co. Ltd. (a)	21,300	228,255
Oriental Land Co. Ltd. (a)	45,200	890,156
ORIX Corp.	113,400	2,338,676
Osaka Gas Co. Ltd.	53,500	1,210,315
Otsuka Holdings Co. Ltd.	16,000	829,531
Panasonic Holdings Corp.	175,100	2,074,292
Rakuten Group, Inc. (b)	59,500	338,721
Recruit Holdings Co. Ltd.	81,600	4,178,221
Renesas Electronics Corp.	76,900	1,022,059
Resona Holdings, Inc. (a)	83,800	721,216
SBI Holdings, Inc.	16,500	439,478
Secom Co. Ltd.	31,600	1,074,958
Seven & i Holdings Co. Ltd.	163,800	2,369,262
SG Holdings Co. Ltd.	11,800	118,047
Shimano, Inc.	2,900	406,958
Shin-Etsu Chemical Co. Ltd.	124,200	3,518,197
Shionogi & Co. Ltd.	44,900	674,371
Shiseido Co. Ltd.	19,400	365,842
SMC Corp.	4,200	1,490,531
SoftBank Corp.	329,100	458,636
SoftBank Group Corp.	67,800	3,390,907
Sompo Holdings, Inc.	87,600	2,648,386
Sony Group Corp.	409,500	10,310,068
Subaru Corp. (a)	20,000	353,752
Sumitomo Corp.	65,200	1,470,205
Sumitomo Electric Industries Ltd. (a)	72,000	1,187,321
Sumitomo Mitsui Financial Group, Inc.	191,000	4,847,165
Sumitomo Mitsui Trust Group, Inc.	32,500	808,479
Suzuki Motor Corp.	60,800	735,910
Sysmex Corp. (a)	35,200	667,797
T&D Holdings, Inc. (a)	39,300	834,146

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	105,599	$3,116,279
TDK Corp.	189,000	1,953,952
Terumo Corp.	120,000	2,244,483
Tokio Marine Holdings, Inc.	128,400	4,925,120
Tokyo Electron Ltd.	30,300	4,074,716
Tokyo Gas Co. Ltd.	38,300	1,219,894
Tokyu Corp. (a)	89,100	1,003,969
TOPPAN Holdings, Inc.	33,300	902,756
Toray Industries, Inc.	184,500	1,253,524
Toyota Motor Corp. (a)	652,400	11,412,855
Toyota Tsusho Corp. (a)	80,700	1,345,360
Unicharm Corp.	45,400	361,129
West Japan Railway Co.	31,600	616,299
Yakult Honsha Co. Ltd. (a)	6,800	129,757
Yamaha Motor Co. Ltd.	109,400	872,040
ZOZO, Inc. (a)	32,400	310,480
		231,635,332
KUWAIT — 0.1%
Boubyan Bank KSCP	476,005	1,058,818
Kuwait Finance House KSCP	179,198	461,940
Mabanee Co. KPSC (b)	209,104	559,374
Mobile Telecommunications Co. KSCP	167,802	261,170
		2,341,302
LUXEMBOURG — 0.1%
ArcelorMittal SA	29,988	857,444
Eurofins Scientific SE (a)	3,695	196,454
		1,053,898
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	140,000	547,023
Sands China Ltd. (b)	195,600	392,190
		939,213
MALAYSIA — 0.3%
AMMB Holdings Bhd.	359,500	453,679
CIMB Group Holdings Bhd.	530,799	837,317
Genting Bhd.	200,300	146,698
Nestle Malaysia Bhd.	12,300	205,947
Petronas Chemicals Group Bhd.	50,500	41,197
Petronas Dagangan Bhd.	72,000	296,599
PPB Group Bhd.	145,440	376,915
Press Metal Aluminium Holdings Bhd.	248,600	282,353
Public Bank Bhd.	833,300	830,014
QL Resources Bhd.	585,250	615,914
RHB Bank Bhd.	187,586	289,147
Tenaga Nasional Bhd.	198,200	597,615
YTL Corp. Bhd.	173,100	78,017
YTL Power International Bhd.	154,000	115,565
		5,166,977
Security Description	Shares	Value
MEXICO — 0.5%
America Movil SAB de CV (a)	2,075,429	$1,479,098
Cemex SAB de CV (a)	1,566,091	884,159
Fomento Economico Mexicano SAB de CV (a)	174,929	1,708,654
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	12,704	234,976
Grupo Bimbo SAB de CV (a)	30,625	83,290
Grupo Carso SAB de CV (a)	17,375	102,144
Grupo Financiero Banorte SAB de CV Class O	228,830	1,587,518
Grupo Mexico SAB de CV	218,931	1,094,963
Industrias Penoles SAB de CV (a) (b)	17,360	322,197
Kimberly-Clark de Mexico SAB de CV Class A (a)	307,303	503,954
Southern Copper Corp.	308	28,786
Wal-Mart de Mexico SAB de CV (a)	291,454	802,920
		8,832,659
NETHERLANDS — 2.4%
Adyen NV (b) (c)	1,305	1,981,984
Akzo Nobel NV	18,829	1,152,820
Argenx SE (b)	3,456	2,018,153
ASM International NV	2,280	1,023,071
ASML Holding NV	25,128	16,448,828
BE Semiconductor Industries NV	2,545	261,770
Heineken NV	23,737	1,932,798
ING Groep NV	229,843	4,466,495
Koninklijke Ahold Delhaize NV	80,724	3,013,567
Koninklijke KPN NV	423,809	1,793,198
Koninklijke Philips NV	66,250	1,672,434
Universal Music Group NV	71,773	1,971,568
Wolters Kluwer NV	23,620	3,662,583
		41,399,269
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	29,185	554,380
Meridian Energy Ltd.	229,323	727,311
Xero Ltd. (b)	7,075	682,260
		1,963,951
NORWAY — 0.4%
DNB Bank ASA	94,019	2,458,766
Equinor ASA	75,124	1,987,090
Norsk Hydro ASA	142,065	813,445
Telenor ASA	72,556	1,036,549
		6,295,850
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,563	305,770
Credicorp Ltd.	7,033	1,309,263
		1,615,033

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PHILIPPINES — 0.1%
Ayala Corp.	12,580	$129,922
Ayala Land, Inc.	437,400	175,801
BDO Unibank, Inc.	86,124	230,718
International Container Terminal Services, Inc.	46,750	290,017
Jollibee Foods Corp.	78,150	327,759
PLDT, Inc. ADR	15,337	335,420
SM Investments Corp.	2,580	35,527
SM Prime Holdings, Inc.	483,800	202,904
		1,728,068
POLAND — 0.2%
Allegro.eu SA (b) (c)	41,874	337,540
Bank Polska Kasa Opieki SA	3,937	178,475
CD Projekt SA	6,474	353,583
Dino Polska SA (b) (c)	1,201	139,797
InPost SA (b)	1,778	25,928
KGHM Polska Miedz SA	4,048	130,949
LPP SA	71	322,411
mBank SA (b)	1,647	344,519
ORLEN SA	26,454	464,275
PGE Polska Grupa Energetyczna SA (b)	41,287	84,469
Powszechna Kasa Oszczednosci Bank Polski SA	47,795	926,814
Powszechny Zaklad Ubezpieczen SA	9,380	135,451
Santander Bank Polska SA	3,534	505,222
		3,949,433
PORTUGAL — 0.1%
EDP SA	171,521	576,582
Galp Energia SGPS SA	7,950	139,377
Jeronimo Martins SGPS SA	20,051	424,518
		1,140,477
QATAR — 0.2%
Commercial Bank PSQC	291,499	334,652
Qatar Electricity & Water Co. QSC	182,537	745,990
Qatar Islamic Bank QPSC	119,045	672,550
Qatar National Bank QPSC	271,742	1,201,606
		2,954,798
ROMANIA — 0.0% (d)
NEPI Rockcastle NV	29,882	215,310
RUSSIA — 0.0%
LUKOIL PJSC (f)	44,561	—
Sberbank of Russia PJSC (f)	544,444	—
Surgutneftegas PJSC ADR (b) (f)	139,649	—
		—
SAUDI ARABIA — 1.1%
ACWA Power Co.	7,857	718,862
Al Rajhi Bank	108,867	2,960,314
Security Description	Shares	Value
Alinma Bank	81,442	$666,543
Almarai Co. JSC	20,059	297,321
Arab National Bank	54,284	334,291
Bank AlBilad	108,505	1,067,376
Bank Al-Jazira (b)	89,089	415,152
Banque Saudi Fransi	86,112	426,990
Bupa Arabia for Cooperative Insurance Co.	14,113	664,433
Co. for Cooperative Insurance	5,599	212,849
Dar Al Arkan Real Estate Development Co. (b)	74,509	425,073
Dr. Sulaiman Al Habib Medical Services Group Co.	8,507	631,828
Elm Co.	1,067	275,917
Etihad Etisalat Co.	56,645	921,155
Jarir Marketing Co.	248,719	860,647
Mouwasat Medical Services Co.	6,252	125,003
Riyad Bank	85,186	748,282
SABIC Agri-Nutrients Co.	14,569	411,696
Sahara International Petrochemical Co.	32,498	180,203
Saudi Arabian Mining Co. (b)	83,652	1,032,521
Saudi Arabian Oil Co. (c)	110,284	786,462
Saudi Awwal Bank	59,826	598,085
Saudi Basic Industries Corp.	30,447	517,041
Saudi Electricity Co.	79,541	338,427
Saudi Industrial Investment Group	55,501	229,633
Saudi Kayan Petrochemical Co. (b)	154,931	252,773
Saudi National Bank	161,053	1,539,215
Saudi Research & Media Group (b)	5,182	239,269
Saudi Telecom Co.	81,952	990,782
		18,868,143
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	79,000	156,930
CapitaLand Integrated Commercial Trust REIT	143,483	224,176
CapitaLand Investment Ltd.	390,456	795,960
DBS Group Holdings Ltd.	193,684	6,696,299
Grab Holdings Ltd. Class A (b)	101,464	459,632
Sea Ltd. ADR (b)	21,861	2,852,642
Singapore Exchange Ltd.	213,800	2,126,706
Singapore Telecommunications Ltd.	795,100	2,029,011
STMicroelectronics NV	40,551	876,064
United Overseas Bank Ltd.	178,129	5,047,938
		21,265,358
SOUTH AFRICA — 1.0%
Absa Group Ltd.	28,028	269,721
Anglo American Platinum Ltd. (a)	5,528	220,727
Anglo American PLC	85,628	2,370,748

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Aspen Pharmacare Holdings Ltd.	32,413	$288,550
Bid Corp. Ltd. (a)	21,726	519,114
Bidvest Group Ltd. (a)	26,446	338,629
Capitec Bank Holdings Ltd.	6,959	1,173,963
Discovery Ltd. (a)	74,957	813,071
FirstRand Ltd.	335,502	1,310,493
Gold Fields Ltd.	63,563	1,401,145
Harmony Gold Mining Co. Ltd.	29,319	424,819
Impala Platinum Holdings Ltd. (b)	56,023	383,561
MTN Group Ltd.	117,572	787,760
Naspers Ltd. Class N	11,693	2,872,404
Nedbank Group Ltd.	17,452	244,103
Old Mutual Ltd.	214,250	138,272
Remgro Ltd.	36,237	310,909
Sanlam Ltd.	212,735	957,151
Sasol Ltd. (b)	32,001	133,106
Standard Bank Group Ltd.	104,225	1,356,712
Woolworths Holdings Ltd. (a)	58,107	161,128
		16,476,086
SOUTH KOREA — 2.6%
Alteogen, Inc. (b)	2,483	600,304
Amorepacific Corp.	1,569	108,045
Celltrion, Inc.	11,010	1,263,626
CJ CheilJedang Corp.	2,178	364,602
Coway Co. Ltd.	3,398	186,919
Delivery Hero SE (b) (c)	11,967	284,001
Doosan Enerbility Co. Ltd. (b)	24,263	386,395
Ecopro BM Co. Ltd. (b)	3,117	203,637
Ecopro Co. Ltd.	5,460	184,101
Hana Financial Group, Inc.	24,053	973,554
Hanmi Semiconductor Co. Ltd.	1,472	68,177
Hanwha Aerospace Co. Ltd.	1,994	849,058
HD Hyundai Co. Ltd.	9,912	488,027
HD Hyundai Electric Co. Ltd.	1,324	262,552
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,035	687,290
HLB, Inc. (b)	8,717	326,185
HMM Co. Ltd.	16,452	218,541
HYBE Co. Ltd.	1,257	201,035
Hyundai Mobis Co. Ltd.	4,167	737,184
Hyundai Motor Co.	11,478	1,537,156
Kakao Corp.	19,154	508,605
KakaoBank Corp.	9,859	147,634
KB Financial Group, Inc.	28,273	1,516,854
Kia Corp.	19,472	1,220,554
Korea Aerospace Industries Ltd.	8,347	425,144
Korea Electric Power Corp. ADR	42,959	318,326
Korea Zinc Co. Ltd.	1,250	660,441
Korean Air Lines Co. Ltd.	7,628	110,341
Krafton, Inc. (b)	1,430	324,846
KT&G Corp.	12,447	854,595
Security Description	Shares	Value
LG Chem Ltd.	2,727	$453,728
LG Electronics, Inc.	11,261	590,390
LG Energy Solution Ltd. (b)	2,365	537,244
LG H&H Co. Ltd.	1,111	235,781
LG Innotek Co. Ltd.	191	20,741
Meritz Financial Group, Inc.	2,961	245,326
NAVER Corp.	11,306	1,466,517
NCSoft Corp.	1,858	188,513
POSCO Future M Co. Ltd. (b)	2,001	163,477
POSCO Holdings, Inc. ADR (a)	20,171	958,728
Posco International Corp.	4,079	136,428
Samsung Biologics Co. Ltd. (b) (c)	787	541,948
Samsung C&T Corp.	4,836	383,924
Samsung Electro-Mechanics Co. Ltd.	2,997	262,759
Samsung Electronics Co. Ltd. GDR	12,575	12,235,475
Samsung Electronics Co. Ltd. Preference Shares	29,117	933,326
Samsung Fire & Marine Insurance Co. Ltd.	2,822	685,138
Samsung Heavy Industries Co. Ltd. (b)	46,458	425,300
Samsung Life Insurance Co. Ltd.	2,091	117,721
Samsung SDI Co. Ltd.	2,988	382,505
Samsung SDS Co. Ltd.	1,893	149,383
Shinhan Financial Group Co. Ltd.	36,605	1,169,620
SK Hynix, Inc.	36,196	4,687,659
SK Innovation Co. Ltd. (b)	4,752	362,733
SK Square Co. Ltd. (b)	5,932	376,264
SK, Inc.	3,399	299,158
SKC Co. Ltd. (b)	252	17,610
		44,045,125
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	26,810	1,527,649
Aena SME SA (c)	956	223,677
Amadeus IT Group SA	22,881	1,742,483
Banco Bilbao Vizcaya Argentaria SA	396,485	5,372,814
Banco de Sabadell SA	190,680	531,615
Banco Santander SA	1,008,817	6,751,934
CaixaBank SA (a)	99,699	772,603
Cellnex Telecom SA (b) (c)	23,498	833,309
Grifols SA (a) (b)	12,506	110,747
Iberdrola SA	480,512	7,754,597
Industria de Diseno Textil SA	84,298	4,175,044
Repsol SA	116,771	1,551,474
Telefonica SA (a)	394,942	1,857,489
		33,205,435
SWEDEN — 2.0%
Assa Abloy AB Class B	97,744	2,918,182

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class B	324,095	$4,528,251
Beijer Ref AB (a)	17,552	245,673
Boliden AB	5,890	191,914
Epiroc AB Class B	81,025	1,419,637
EQT AB	15,369	465,426
Essity AB Class B (a)	24,707	701,972
Evolution AB (c)	10,573	785,205
Fastighets AB Balder Class B (b)	27,514	172,286
H & M Hennes & Mauritz AB Class B (a)	56,827	745,900
Hexagon AB Class B	67,194	713,407
Industrivarden AB Class A	2,060	75,427
Investor AB Class B	88,555	2,630,176
Lifco AB Class B (a)	9,373	331,061
Nibe Industrier AB Class B (a)	89,781	339,010
Saab AB Class B	9,633	377,500
Sagax AB Class B	4,595	96,336
Sandvik AB	91,543	1,913,772
Securitas AB Class B	96,290	1,360,700
Skandinaviska Enskilda Banken AB Class A (a) (b)	108,846	1,782,478
Skanska AB Class B (a) (b)	60,664	1,334,051
SKF AB Class B (a) (b)	39,890	802,954
Svenska Cellulosa AB SCA Class B (a) (b)	2,472	32,545
Svenska Handelsbanken AB Class A (a)	129,791	1,461,992
Swedbank AB Class A (a)	66,306	1,504,329
Swedish Orphan Biovitrum AB (b)	5,969	170,779
Tele2 AB Class B	67,042	904,674
Telefonaktiebolaget LM Ericsson Class B (a)	235,559	1,821,607
Telia Co. AB (a)	147,148	531,603
Volvo AB Class B (a) (b)	104,661	3,054,883
		33,413,730
SWITZERLAND — 2.9%
ABB Ltd.	130,524	6,671,145
Chocoladefabriken Lindt & Spruengli AG	48	647,776
Cie Financiere Richemont SA Class A	36,223	6,262,004
DSM-Firmenich AG	15,677	1,547,118
Geberit AG	4,102	2,549,986
Givaudan SA	788	3,382,678
Julius Baer Group Ltd. (a)	13,525	927,909
Kuehne & Nagel International AG (a)	5,522	1,270,107
Logitech International SA	6,206	518,505
Lonza Group AG	4,843	2,967,928
Partners Group Holding AG	529	744,995
Sandoz Group AG	26,718	1,118,547
SGS SA	17,092	1,698,478
Sika AG	8,698	2,095,975
Sonova Holding AG	2,221	643,895
Security Description	Shares	Value
Straumann Holding AG (a)	2,991	$358,176
Swatch Group AG Bearer Shares (a)	4,281	734,024
Temenos AG	4,258	327,742
UBS Group AG	216,331	6,570,007
VAT Group AG (c)	1,214	431,949
Zurich Insurance Group AG	11,813	8,211,354
		49,680,298
TAIWAN — 4.9%
Accton Technology Corp.	53,000	919,449
Acer, Inc.	419,000	447,362
Advantech Co. Ltd.	40,644	459,047
Alchip Technologies Ltd.	2,000	165,048
ASE Technology Holding Co. Ltd.	204,000	878,609
Asia Vital Components Co. Ltd.	13,000	177,758
Asustek Computer, Inc.	36,000	660,312
AUO Corp. ADR (b)	120,276	564,094
Catcher Technology Co. Ltd.	43,000	271,320
Cathay Financial Holding Co. Ltd.	327,109	602,939
Chailease Holding Co. Ltd.	98,094	342,712
China Airlines Ltd.	228,000	154,506
China Steel Corp.	673,000	454,038
Chunghwa Telecom Co. Ltd. ADR (a)	47,029	1,844,007
Compal Electronics, Inc.	237,000	227,346
CTBC Financial Holding Co. Ltd.	782,558	929,807
Delta Electronics, Inc.	164,785	1,786,691
E Ink Holdings, Inc.	56,000	446,954
E.Sun Financial Holding Co. Ltd.	1,354,168	1,172,572
Eclat Textile Co. Ltd.	18,650	247,150
eMemory Technology, Inc.	7,000	479,633
Eva Airways Corp.	191,000	233,267
Evergreen Marine Corp. Taiwan Ltd.	68,400	454,249
Far EasTone Telecommunications Co. Ltd.	87,000	241,066
Feng TAY Enterprise Co. Ltd.	60,665	217,427
First Financial Holding Co. Ltd.	331,680	270,219
Formosa Plastics Corp.	386,000	425,498
Fortune Electric Co. Ltd.	7,300	98,828
Fubon Financial Holding Co. Ltd.	538,267	1,382,853
Global Unichip Corp.	7,000	221,369
Globalwafers Co. Ltd.	28,000	269,016
Hon Hai Precision Industry Co. Ltd. GDR (a)	428,029	3,766,655
Hotai Motor Co. Ltd.	14,280	258,913
Innolux Corp.	601,485	273,546
Inventec Corp.	207,000	263,095
KGI Financial Holding Co. Ltd.	743,742	384,163

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Largan Precision Co. Ltd.	7,000	$496,499
Lite-On Technology Corp.	130,000	355,907
MediaTek, Inc.	102,000	4,270,160
Mega Financial Holding Co. Ltd.	462,445	555,728
Micro-Star International Co. Ltd.	79,000	385,453
Novatek Microelectronics Corp.	45,000	738,649
Pegatron Corp.	48,000	121,292
PharmaEssentia Corp. (b)	20,000	312,025
Pou Chen Corp.	127,000	135,023
President Chain Store Corp.	35,000	264,588
Quanta Computer, Inc.	174,000	1,176,508
Realtek Semiconductor Corp.	42,000	661,577
Ruentex Development Co. Ltd.	178,636	188,845
Taishin Financial Holding Co. Ltd.	1,097,283	568,429
Taiwan Cooperative Financial Holding Co. Ltd.	348,895	252,720
Taiwan High Speed Rail Corp.	369,000	296,734
Taiwan Mobile Co. Ltd.	69,000	242,105
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	265,181	44,020,046
Unimicron Technology Corp.	86,000	239,590
Uni-President Enterprises Corp.	415,000	1,006,174
United Microelectronics Corp. ADR (a)	231,900	1,658,085
Vanguard International Semiconductor Corp.	105,877	296,880
Voltronic Power Technology Corp.	5,000	230,404
Wan Hai Lines Ltd.	51,635	121,613
Wistron Corp.	89,000	255,454
Wiwynn Corp.	8,000	393,946
Yageo Corp.	35,346	512,053
Yang Ming Marine Transport Corp.	125,000	280,099
Zhen Ding Technology Holding Ltd.	127,000	395,889
		82,423,993
THAILAND — 0.3%
Advanced Info Service PCL	48,500	393,147
Airports of Thailand PCL	191,600	213,203
Bangkok Dusit Medical Services PCL Class F	441,100	283,448
Bangkok Expressway & Metro PCL	746,400	118,808
Bumrungrad Hospital PCL	71,100	344,759
Central Pattana PCL	224,700	311,301
CP ALL PCL NVDR	335,800	489,966
Delta Electronics Thailand PCL	271,400	526,000
Gulf Energy Development PCL	214,120	314,001
Home Product Center PCL	220,500	55,897
Minor International PCL	426,709	330,173
Security Description	Shares	Value
PTT Oil & Retail Business PCL	43,500	$15,130
PTT PCL	1,068,920	1,008,266
SCB X PCL NVDR	110,000	398,821
Siam Cement PCL	27,600	126,915
		4,929,835
TURKEY — 0.2%
Akbank TAS	356,738	491,028
Aselsan Elektronik Sanayi Ve Ticaret AS	412,372	1,302,505
BIM Birlesik Magazalar AS	27,647	333,750
Ford Otomotiv Sanayi AS	3,590	100,152
KOC Holding AS	29,168	125,708
Sasa Polyester Sanayi AS (b)	658,305	64,859
Turk Hava Yollari AO (b)	27,753	227,374
Turkiye Is Bankasi AS Class C	1,197,481	386,750
Yapi ve Kredi Bankasi AS	138,640	87,800
		3,119,926
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	235,150	697,822
Abu Dhabi Islamic Bank PJSC	239,093	1,044,105
Aldar Properties PJSC	481,239	1,103,179
Dubai Islamic Bank PJSC	273,367	533,628
Emaar Properties PJSC	455,842	1,656,795
Emirates NBD Bank PJSC	102,657	564,564
Emirates Telecommunications Group Co. PJSC	210,225	967,262
First Abu Dhabi Bank PJSC	273,588	1,029,386
Multiply Group PJSC (b)	489,546	221,246
		7,817,987
UNITED KINGDOM — 7.4%
3i Group PLC	82,449	3,848,187
Admiral Group PLC	1,887	69,416
Anglogold Ashanti PLC	32,320	1,206,946
Ashtead Group PLC	21,329	1,141,411
Associated British Foods PLC	11,230	276,857
AstraZeneca PLC	88,775	12,895,552
Auto Trader Group PLC (c)	60,907	585,058
Aviva PLC	187,505	1,343,707
BAE Systems PLC	232,725	4,684,581
Barclays PLC	1,070,900	3,978,158
Barratt Redrow PLC	41,880	228,606
British American Tobacco PLC	134,595	5,528,043
BT Group PLC (a)	513,056	1,098,304
Centrica PLC	46,534	89,705
CK Hutchison Holdings Ltd.	121,532	683,396
Compass Group PLC	137,958	4,546,111
Croda International PLC	1,060	39,992
Diageo PLC	150,274	3,907,450
Entain PLC	29,161	217,482
HSBC Holdings PLC	1,206,092	13,604,561
Imperial Brands PLC	70,446	2,605,093
InterContinental Hotels Group PLC	11,983	1,276,342

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
J Sainsbury PLC	187,298	$568,608
JD Sports Fashion PLC	66,803	58,547
Kingfisher PLC	58,183	190,228
Land Securities Group PLC REIT	94,377	669,994
Legal & General Group PLC	84,954	266,241
Lloyds Banking Group PLC	3,791,797	3,527,786
London Stock Exchange Group PLC	20,054	2,966,388
M&G PLC	128,655	329,632
Melrose Industries PLC	36,416	223,316
National Grid PLC	358,576	4,672,291
NatWest Group PLC	321,423	1,874,414
Next PLC	14,011	2,004,690
Pearson PLC	77,397	1,216,785
Reckitt Benckiser Group PLC	43,812	2,957,584
RELX PLC (e)	122,933	6,145,516
RELX PLC (e)	25,936	1,296,584
Rentokil Initial PLC	92,586	415,401
Rolls-Royce Holdings PLC (b)	587,232	5,677,196
Sage Group PLC	141,131	2,198,731
Segro PLC REIT	94,194	839,881
Severn Trent PLC	35,027	1,144,294
Smith & Nephew PLC	93,727	1,312,613
Smiths Group PLC	28,041	698,905
SSE PLC	101,733	2,093,112
Standard Chartered PLC	172,456	2,536,501
Tesco PLC	395,297	1,695,494
Unilever PLC	155,367	9,244,896
United Utilities Group PLC	82,258	1,070,770
Vodafone Group PLC	1,562,305	1,470,062
Whitbread PLC	18,095	571,992
Wise PLC Class A (b)	28,409	346,521
WPP PLC	100,198	751,670
		124,891,601
UNITED STATES — 7.2%
Alcon AG	32,466	3,053,767
BP PLC	1,150,633	6,476,871
CSL Ltd.	29,695	4,612,787
CyberArk Software Ltd. (b)	2,876	972,088
Experian PLC	71,237	3,280,748
Ferrovial SE	47,432	2,109,902
GFL Environmental, Inc. (a)	6,521	314,938
GSK PLC	255,690	4,825,068
Haleon PLC	319,642	1,614,418
Holcim AG	25,925	2,769,045
James Hardie Industries PLC CDI (b)	49,407	1,184,721
JBS SA	71,133	510,555
Legend Biotech Corp. ADR (a) (b)	6,559	222,547
Monday.com Ltd. (b)	2,058	500,423
Nestle SA	171,712	17,339,079
Novartis AG	127,503	14,099,908
Qiagen NV (b)	214	8,478
Roche Holding AG	46,343	15,216,323
Security Description	Shares	Value
Sanofi SA	73,385	$8,079,251
Schneider Electric SE	39,331	8,953,791
Shell PLC	426,399	15,548,087
Spotify Technology SA (b)	9,616	5,289,088
Stellantis NV (a)	130,285	1,444,212
Swiss Re AG	24,812	4,206,612
		122,632,707
ZAMBIA — 0.0% (d)
First Quantum Minerals Ltd. (b)	49,380	663,890
TOTAL COMMON STOCKS (Cost $1,462,815,126)		1,680,549,331

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (f) (Cost $0)	1,374	—
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	4,301,615	4,301,615
State Street Navigator Securities Lending Portfolio II (i) (j)	76,876,917	76,876,917
TOTAL SHORT-TERM INVESTMENTS (Cost $81,178,532)		81,178,532
TOTAL INVESTMENTS — 103.9% (Cost $1,543,993,658)		1,761,727,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(66,256,034)
NET ASSETS — 100.0%		$1,695,471,829
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	06/20/2025	$4,320,802	$4,221,040	$(99,762)
MSCI EAFE Index (long)	50	06/20/2025	6,171,854	6,040,401	(131,453)
S&P/TSX 60 Index (long)	2	06/19/2025	403,759	416,217	12,458
					$(218,757)

During the period ended March 31, 2025, the average notional value related to futures contracts was $9,708,420.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,676,508,283	$4,041,048	$0(a)	$1,680,549,331
Warrants	—	—	0(a)	0
Short-Term Investments	81,178,532	—	—	81,178,532
TOTAL INVESTMENTS	$1,757,686,815	$4,041,048	$0	$1,761,727,863
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$12,458	$—	$—	$12,458
Futures Contracts - Unrealized Depreciation	(231,215)	—	—	(231,215)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(218,757)	$—	$—	$(218,757)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	24.4%
Industrials	13.7
Information Technology	12.3
Consumer Discretionary	11.2
Health Care	8.6
Consumer Staples	6.9
Materials	6.3
Communication Services	6.2
Energy	5.1
Utilities	3.0
Real Estate	1.4
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	542,651	$542,651	$48,879,585	$45,120,621	$—	$—	4,301,615	$4,301,615	$80,075
State Street Navigator Securities Lending Portfolio II	68,426,253	68,426,253	155,997,468	147,546,804	—	—	76,876,917	76,876,917	149,476
Total		$68,968,904	$204,877,053	$192,667,425	$—	$—		$81,178,532	$229,551
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.1%
ANZ Group Holdings Ltd.	61,691	$1,118,300
APA Group Stapled Security	26,662	131,254
Aristocrat Leisure Ltd.	11,714	468,268
ASX Ltd.	3,971	161,191
BlueScope Steel Ltd.	9,394	124,561
Brambles Ltd.	28,565	356,540
CAR Group Ltd.	7,742	151,921
Cochlear Ltd.	1,336	218,372
Coles Group Ltd.	27,577	335,615
Commonwealth Bank of Australia	34,709	3,264,452
Computershare Ltd.	11,296	275,440
Fortescue Ltd. (a)	35,100	336,181
Goodman Group REIT	42,125	746,293
GPT Group REIT (a)	37,974	103,173
Insurance Australia Group Ltd.	47,938	230,317
Lottery Corp. Ltd. (a)	46,710	138,551
Macquarie Group Ltd.	7,510	920,247
Medibank Pvt Ltd.	55,038	152,278
National Australia Bank Ltd.	63,582	1,347,911
Northern Star Resources Ltd. (a)	23,924	273,119
Pro Medicus Ltd.	1,178	146,660
Qantas Airways Ltd.	15,713	88,614
QBE Insurance Group Ltd.	31,211	425,936
REA Group Ltd. (a)	1,071	146,526
Reece Ltd. (a)	4,726	46,178
Scentre Group REIT	107,889	225,896
Sonic Healthcare Ltd.	9,360	150,250
Stockland REIT	49,918	152,421
Suncorp Group Ltd.	22,070	264,469
Telstra Group Ltd.	84,407	221,439
Transurban Group Stapled Security	64,218	535,834
Treasury Wine Estates Ltd.	16,719	101,580
Vicinity Ltd. REIT	76,283	104,579
Wesfarmers Ltd.	23,536	1,056,132
Westpac Banking Corp.	71,205	1,400,805
WiseTech Global Ltd.	3,773	190,983
Woolworths Group Ltd. (a)	25,282	465,545
		16,577,831
AUSTRIA — 0.2%
Erste Group Bank AG	6,386	439,551
Mondi PLC	8,819	130,621
Verbund AG	1,377	97,353
		667,525
BELGIUM — 0.8%
Ageas SA	3,305	197,603
Anheuser-Busch InBev SA	18,638	1,145,958
D'ieteren Group	423	72,605
Groupe Bruxelles Lambert NV	1,726	128,272
KBC Group NV	4,779	433,631
Lotus Bakeries NV	8	70,948
Security Description	Shares	Value
Sofina SA	320	$81,577
Syensqo SA	1,464	99,265
UCB SA	2,622	460,955
		2,690,814
BRAZIL — 0.0% (b)
Yara International ASA	3,261	97,787
CHILE — 0.1%
Antofagasta PLC	8,063	173,646
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	77,000	310,759
Prosus NV	28,334	1,303,068
SITC International Holdings Co. Ltd.	27,000	73,397
Wharf Holdings Ltd. (a)	22,000	52,255
Wilmar International Ltd.	41,000	102,187
Yangzijiang Shipbuilding Holdings Ltd.	53,000	93,453
		1,935,119
DENMARK — 2.6%
AP Moller - Maersk AS Class A	62	106,016
AP Moller - Maersk AS Class B	95	164,851
Carlsberg AS Class B	1,956	248,313
Coloplast AS Class B	2,616	273,921
Danske Bank AS	14,360	468,014
Demant AS (c)	1,964	65,744
DSV AS	4,236	817,246
Genmab AS (c)	1,334	258,815
Novo Nordisk AS Class B	66,799	4,543,729
Novonesis (Novozymes) B Class B	7,310	424,415
Orsted AS (c) (d)	3,449	150,510
Pandora AS	1,707	260,497
Rockwool AS Class B	193	79,361
Tryg AS	7,004	166,412
Vestas Wind Systems AS (c)	21,103	290,022
Zealand Pharma AS (c)	1,359	101,728
		8,419,594
FINLAND — 1.1%
Elisa OYJ	2,937	143,018
Fortum OYJ (a)	9,222	150,520
Kesko OYJ Class B (a)	5,770	117,581
Kone OYJ Class B	7,050	387,168
Metso OYJ (a)	12,859	131,986
Neste OYJ (a)	8,334	76,826
Nokia OYJ	110,456	577,483
Nordea Bank Abp (e)	63,438	806,466
Nordea Bank Abp (e)	1,711	21,753
Orion OYJ Class B (a)	2,248	133,216
Sampo OYJ Class A	51,385	491,229
Stora Enso OYJ Class R (a)	12,078	113,689
UPM-Kymmene OYJ (a)	11,070	295,358
Wartsila OYJ Abp	10,349	183,280
		3,629,573

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FRANCE — 9.4%
Accor SA	4,081	$184,664
Aeroports de Paris SA	693	70,329
Air Liquide SA	11,963	2,263,236
Airbus SE	12,292	2,161,364
Alstom SA (c)	7,288	160,442
Amundi SA (d)	1,221	94,963
Arkema SA	1,250	95,058
AXA SA	36,750	1,564,076
BioMerieux	813	100,291
BNP Paribas SA	21,109	1,753,698
Bollore SE	14,768	86,143
Bouygues SA	3,930	154,567
Bureau Veritas SA	6,667	201,215
Capgemini SE	3,215	479,426
Carrefour SA	11,664	166,565
Cie de Saint-Gobain SA	9,363	927,446
Cie Generale des Etablissements Michelin SCA	13,906	486,839
Covivio SA REIT	1,158	64,795
Credit Agricole SA	22,223	402,689
Danone SA	13,390	1,024,622
Dassault Aviation SA	387	127,501
Dassault Systemes SE	13,857	522,994
Edenred SE	5,122	165,652
Eiffage SA	1,513	175,283
EssilorLuxottica SA	6,153	1,763,974
Eurazeo SE	921	67,750
FDJ UNITED (d)	2,027	63,629
Gecina SA REIT	927	86,967
Getlink SE	5,931	102,186
Hermes International SCA	655	1,705,858
Ipsen SA	774	88,958
Kering SA	1,527	314,916
Klepierre SA REIT	4,555	152,136
Legrand SA	5,439	571,306
L'Oreal SA	4,987	1,846,919
LVMH Moet Hennessy Louis Vuitton SE	5,708	3,524,979
Orange SA	38,595	500,076
Pernod Ricard SA	4,196	413,638
Publicis Groupe SA	4,708	441,124
Renault SA	3,941	198,167
Rexel SA	4,699	125,780
Safran SA	7,517	1,965,008
Sartorius Stedim Biotech	587	115,624
Societe Generale SA	14,851	663,981
Sodexo SA	1,856	119,088
Teleperformance SE	1,167	116,580
Thales SA	1,934	513,085
Unibail-Rodamco-Westfield CDI	773	3,198
Unibail-Rodamco-Westfield REIT (c)	2,476	208,350
Veolia Environnement SA	14,430	494,897
Vinci SA	10,364	1,302,002
		30,904,034
Security Description	Shares	Value
GERMANY — 10.6%
adidas AG	3,547	$830,280
Allianz SE	8,009	3,046,132
BASF SE	18,403	912,343
Bayer AG	20,376	485,764
Bayerische Motoren Werke AG	6,013	478,570
Bayerische Motoren Werke AG Preference Shares	1,146	85,292
Beiersdorf AG	2,054	264,917
Brenntag SE	2,743	176,594
Commerzbank AG	19,438	440,306
Continental AG	2,254	157,189
Covestro AG (c)	3,920	251,522
CTS Eventim AG & Co. KGaA	1,294	128,875
Daimler Truck Holding AG	9,854	395,116
Deutsche Bank AG	39,191	923,731
Deutsche Boerse AG	3,904	1,147,474
Deutsche Lufthansa AG	12,345	89,292
Deutsche Post AG	19,911	849,131
Deutsche Telekom AG	72,397	2,676,116
Dr. Ing hc F Porsche AG Preference Shares (d)	2,330	115,650
E.ON SE	46,649	703,448
Evonik Industries AG	5,198	111,933
Fresenius Medical Care AG	4,296	211,794
Fresenius SE & Co. KGaA (c)	8,816	374,922
GEA Group AG	3,295	198,963
Hannover Rueck SE	1,232	365,573
Heidelberg Materials AG	2,846	484,348
Henkel AG & Co. KGaA	2,105	151,323
Henkel AG & Co. KGaA Preference Shares	3,481	276,298
Infineon Technologies AG	27,086	889,306
Knorr-Bremse AG	1,510	136,279
LEG Immobilien SE	1,532	108,328
Mercedes-Benz Group AG	14,979	876,812
Merck KGaA	2,692	368,140
MTU Aero Engines AG	1,102	381,279
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,769	1,742,002
Nemetschek SE	1,206	139,131
Porsche Automobil Holding SE Preference Shares	3,176	118,566
Puma SE	2,172	52,531
Rational AG	105	86,767
Rheinmetall AG	903	1,286,580
SAP SE	21,658	5,717,734
Sartorius AG Preference Shares	544	125,518
Scout24 SE (d)	1,512	157,447
Siemens AG	15,763	3,608,064
Siemens Energy AG (c)	13,324	774,897
Siemens Healthineers AG (d)	5,849	313,441
Symrise AG	2,754	284,695
Talanx AG	1,366	142,686
Volkswagen AG Preference Shares	4,278	432,350

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vonovia SE	15,346	$413,756
Zalando SE (c) (d)	4,600	157,813
		34,647,018
HONG KONG — 1.7%
AIA Group Ltd.	223,400	1,682,614
CK Asset Holdings Ltd.	40,015	161,751
CK Infrastructure Holdings Ltd.	13,500	80,858
Futu Holdings Ltd. ADR	1,207	123,536
Hang Seng Bank Ltd.	15,400	208,624
HKT Trust & HKT Ltd. Stapled Security	75,000	100,253
Hong Kong Exchanges & Clearing Ltd.	24,975	1,106,819
Hongkong Land Holdings Ltd.	22,200	95,904
Link REIT	53,030	248,100
MTR Corp. Ltd.	31,131	101,832
Power Assets Holdings Ltd.	29,000	173,695
Prudential PLC	55,370	590,476
Sino Land Co. Ltd.	89,908	90,020
Sun Hung Kai Properties Ltd.	30,000	284,951
Swire Pacific Ltd. Class A	8,000	70,537
Techtronic Industries Co. Ltd.	28,500	341,584
WH Group Ltd. (d)	169,310	155,376
Wharf Real Estate Investment Co. Ltd.	34,000	82,681
		5,699,611
IRELAND — 0.5%
AerCap Holdings NV	3,978	406,432
AIB Group PLC	43,291	278,240
Bank of Ireland Group PLC	20,856	244,323
Kerry Group PLC Class A	3,149	329,270
Kingspan Group PLC	3,220	257,912
		1,516,177
ISRAEL — 0.8%
Azrieli Group Ltd.	885	59,175
Bank Hapoalim BM	25,733	345,781
Bank Leumi Le-Israel BM	30,921	413,336
Check Point Software Technologies Ltd. (c)	1,804	411,168
Elbit Systems Ltd.	563	215,263
Global-e Online Ltd. (c)	2,039	72,690
ICL Group Ltd.	15,234	85,388
Israel Discount Bank Ltd. Class A	25,929	178,939
Mizrahi Tefahot Bank Ltd.	3,165	141,395
Nice Ltd. (c)	1,282	194,693
Nova Ltd. (c)	607	110,783
Teva Pharmaceutical Industries Ltd. (c)	15,274	228,970
Teva Pharmaceutical Industries Ltd. ADR (c)	7,964	122,407
Wix.com Ltd. (c)	1,072	175,143
		2,755,131
Security Description	Shares	Value
ITALY — 3.0%
Amplifon SpA (a)	2,399	$48,394
Banco BPM SpA	26,712	269,673
BPER Banca SpA	20,408	158,943
Coca-Cola HBC AG	4,397	198,867
Davide Campari-Milano NV (a)	12,311	71,997
DiaSorin SpA	483	47,739
Enel SpA	168,693	1,366,120
Ferrari NV	2,660	1,126,921
FinecoBank Banca Fineco SpA	12,572	247,093
Generali (a)	19,531	683,134
Infrastrutture Wireless Italiane SpA (a) (d)	6,474	68,464
Intesa Sanpaolo SpA	313,875	1,605,053
Leonardo SpA	8,481	410,696
Mediobanca Banca di Credito Finanziario SpA	10,567	197,071
Moncler SpA	4,789	292,796
Nexi SpA (a) (c) (d)	11,522	61,135
Poste Italiane SpA (d)	9,666	171,549
Prysmian SpA	5,761	313,392
Recordati Industria Chimica e Farmaceutica SpA	2,386	134,796
Snam SpA	41,356	214,206
Telecom Italia SpA (c)	201,567	67,671
Terna - Rete Elettrica Nazionale	28,561	258,043
UniCredit SpA	28,960	1,611,993
Unipol Assicurazioni SpA	8,094	128,699
		9,754,445
JAPAN — 21.6%
Advantest Corp.	15,900	688,142
Aeon Co. Ltd.	13,500	338,538
AGC, Inc.	4,300	130,691
Aisin Corp.	10,800	117,215
Ajinomoto Co., Inc.	19,000	375,896
ANA Holdings, Inc.	3,200	59,050
Asahi Group Holdings Ltd.	29,700	379,741
Asahi Kasei Corp.	26,000	182,038
Asics Corp.	14,000	294,436
Astellas Pharma, Inc. (a)	37,700	364,672
Bandai Namco Holdings, Inc.	12,400	414,936
Bridgestone Corp.	11,900	477,066
Canon, Inc. (a)	19,400	602,601
Capcom Co. Ltd.	7,000	171,513
Central Japan Railway Co.	16,100	307,272
Chiba Bank Ltd. (a)	11,800	110,393
Chugai Pharmaceutical Co. Ltd.	14,000	636,525
Concordia Financial Group Ltd.	22,200	145,664
Dai Nippon Printing Co. Ltd.	7,900	111,970
Daifuku Co. Ltd.	7,000	170,483
Dai-ichi Life Holdings, Inc.	74,800	566,727
Daiichi Sankyo Co. Ltd.	36,300	852,276
Daikin Industries Ltd.	5,500	593,620
Daito Trust Construction Co. Ltd.	1,200	122,897
Daiwa House Industry Co. Ltd.	11,600	383,047

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Daiwa Securities Group, Inc. (a)	27,700	$184,086
Denso Corp. (a)	38,800	478,449
Dentsu Group, Inc. (a)	4,100	90,203
Disco Corp.	1,900	379,835
East Japan Railway Co.	18,800	371,122
Eisai Co. Ltd.	5,500	152,451
FANUC Corp.	19,700	534,854
Fast Retailing Co. Ltd.	4,000	1,178,548
Fuji Electric Co. Ltd.	2,700	113,677
FUJIFILM Holdings Corp.	23,300	443,205
Fujikura Ltd.	5,200	187,706
Fujitsu Ltd.	36,500	720,286
Hankyu Hanshin Holdings, Inc. (a)	5,200	139,963
Hikari Tsushin, Inc. (a)	400	103,116
Hitachi Ltd.	96,200	2,224,553
Honda Motor Co. Ltd. (a)	93,100	835,808
Hoshizaki Corp.	2,200	84,916
Hoya Corp.	7,200	807,918
Hulic Co. Ltd.	9,500	91,290
Isuzu Motors Ltd. (a)	12,200	164,513
Japan Airlines Co. Ltd.	3,100	52,997
Japan Exchange Group, Inc.	20,900	213,486
Japan Post Bank Co. Ltd.	37,500	377,658
Japan Post Holdings Co. Ltd.	39,800	397,361
Japan Post Insurance Co. Ltd.	4,600	93,390
Japan Tobacco, Inc.	24,900	685,025
JFE Holdings, Inc. (a)	12,200	149,257
Kajima Corp. (a)	8,700	177,328
Kansai Electric Power Co., Inc.	19,700	233,504
Kao Corp. (a)	9,700	419,875
Kawasaki Kisen Kaisha Ltd. (a)	7,800	105,546
KDDI Corp.	63,600	1,003,505
Keyence Corp.	4,000	1,564,264
Kikkoman Corp. (a)	13,700	132,016
Kirin Holdings Co. Ltd. (a)	15,900	220,892
Kobe Bussan Co. Ltd.	3,000	70,697
Komatsu Ltd.	18,700	538,466
Konami Group Corp.	2,100	246,877
Kubota Corp.	20,500	251,006
Kyocera Corp.	26,700	299,156
Kyowa Kirin Co. Ltd.	5,600	81,375
Lasertec Corp.	1,700	144,149
LY Corp.	58,700	198,742
M3, Inc. (a)	9,100	103,572
Makita Corp.	5,400	177,845
MatsukiyoCocokara & Co.	6,800	106,429
MEIJI Holdings Co. Ltd.	5,000	108,667
Minebea Mitsumi, Inc.	7,400	107,556
Mitsubishi Chemical Group Corp.	27,700	136,518
Mitsubishi Electric Corp.	39,300	714,832
Mitsubishi Estate Co. Ltd.	22,200	361,043
Mitsubishi HC Capital, Inc. (a)	18,000	121,272
Mitsubishi Heavy Industries Ltd.	66,200	1,118,237
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	237,800	$3,197,912
Mitsui Fudosan Co. Ltd.	54,800	487,571
Mitsui OSK Lines Ltd. (a)	7,000	242,851
Mizuho Financial Group, Inc.	50,070	1,356,383
MonotaRO Co. Ltd. (a)	5,400	101,020
MS&AD Insurance Group Holdings, Inc.	26,700	575,816
Murata Manufacturing Co. Ltd.	35,300	544,230
NEC Corp.	25,500	536,295
Nexon Co. Ltd.	6,900	94,129
NIDEC Corp.	17,100	284,962
Nintendo Co. Ltd.	22,900	1,548,208
Nippon Building Fund, Inc. REIT	153	130,348
Nippon Paint Holdings Co. Ltd.	19,500	146,178
Nippon Sanso Holdings Corp. (a)	3,500	105,651
Nippon Steel Corp. (a)	20,100	429,447
Nippon Telegraph & Telephone Corp.	618,000	597,998
Nippon Yusen KK (a)	9,200	302,750
Nissan Motor Co. Ltd. (a) (c)	49,600	125,609
Nissin Foods Holdings Co. Ltd. (a)	4,600	93,913
Nitori Holdings Co. Ltd. (a)	1,700	168,590
Nitto Denko Corp.	14,800	270,683
Nomura Holdings, Inc.	62,300	378,366
Nomura Research Institute Ltd. (a)	7,800	252,246
NTT Data Group Corp.	13,000	233,112
Obayashi Corp.	13,600	180,436
Obic Co. Ltd.	6,900	198,824
Olympus Corp.	24,300	316,465
Omron Corp. (a)	3,500	98,582
Ono Pharmaceutical Co. Ltd. (a)	7,700	82,515
Oracle Corp. Japan	800	83,750
Oriental Land Co. Ltd. (a)	22,700	447,048
ORIX Corp.	23,900	492,896
Otsuka Corp.	4,800	103,871
Otsuka Holdings Co. Ltd.	9,100	471,795
Pan Pacific International Holdings Corp.	7,800	213,282
Panasonic Holdings Corp.	48,400	573,362
Rakuten Group, Inc. (c)	31,500	179,323
Recruit Holdings Co. Ltd.	29,000	1,484,907
Renesas Electronics Corp.	35,200	467,835
Resona Holdings, Inc. (a)	42,900	369,214
Ricoh Co. Ltd. (a)	10,400	109,675
SBI Holdings, Inc. (a)	5,800	154,483
SCREEN Holdings Co. Ltd. (a)	1,700	109,078
SCSK Corp.	3,300	81,430
Secom Co. Ltd. (a)	8,700	295,954
Seiko Epson Corp. (a)	5,800	92,562
Sekisui Chemical Co. Ltd.	7,800	132,721
Sekisui House Ltd.	12,400	276,956
Seven & i Holdings Co. Ltd.	45,900	663,914
SG Holdings Co. Ltd. (a)	6,500	65,026

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shimadzu Corp.	5,200	$129,704
Shimano, Inc. (a)	1,600	224,529
Shin-Etsu Chemical Co. Ltd.	37,100	1,050,927
Shionogi & Co. Ltd.	15,300	229,797
Shiseido Co. Ltd.	8,100	152,748
SMC Corp.	1,200	425,866
SoftBank Corp.	593,500	827,106
SoftBank Group Corp.	19,800	990,265
Sompo Holdings, Inc.	18,500	559,305
Sony Group Corp.	127,600	3,212,612
Subaru Corp. (a)	12,400	219,326
Sumitomo Electric Industries Ltd.	14,900	245,710
Sumitomo Metal Mining Co. Ltd. (a)	5,500	119,349
Sumitomo Mitsui Financial Group, Inc.	77,300	1,961,706
Sumitomo Mitsui Trust Group, Inc.	13,600	338,318
Sumitomo Realty & Development Co. Ltd. (a)	6,400	239,369
Suntory Beverage & Food Ltd. (a)	2,800	92,647
Suzuki Motor Corp.	32,600	394,583
Sysmex Corp. (a)	10,300	195,407
T&D Holdings, Inc.	10,000	212,251
Taisei Corp.	3,300	145,845
Takeda Pharmaceutical Co. Ltd.	32,908	971,131
TDK Corp.	39,800	411,467
Terumo Corp.	27,800	519,972
TIS, Inc.	5,000	138,224
Toho Co. Ltd.	2,300	113,846
Tokio Marine Holdings, Inc.	36,900	1,415,397
Tokyo Electron Ltd.	9,300	1,250,655
Tokyu Corp. (a)	10,900	122,820
TOPPAN Holdings, Inc.	5,000	135,549
Toray Industries, Inc.	27,900	189,557
Toyota Industries Corp.	3,400	288,866
Toyota Motor Corp.	196,600	3,439,251
Toyota Tsusho Corp.	13,200	220,059
Trend Micro, Inc.	2,600	174,127
Unicharm Corp.	24,300	193,292
West Japan Railway Co.	9,300	181,379
Yakult Honsha Co. Ltd. (a)	5,600	106,858
Yamaha Motor Co. Ltd.	18,900	150,654
Yaskawa Electric Corp.	4,700	117,233
Yokogawa Electric Corp.	5,100	98,665
Zensho Holdings Co. Ltd. (a)	2,000	107,677
ZOZO, Inc. (a)	8,100	77,620
		70,938,292
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	3,390	85,281
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	9,769	279,324
CVC Capital Partners PLC (c) (d)	4,409	86,798
Security Description	Shares	Value
Eurofins Scientific SE	2,775	$147,540
		513,662
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	44,000	171,922
Sands China Ltd. (c)	49,600	99,451
		271,373
NETHERLANDS — 4.2%
ABN AMRO Bank NV (d)	9,754	203,982
Adyen NV (c) (d)	457	694,074
Aegon Ltd.	27,003	176,470
Akzo Nobel NV	3,563	218,147
Argenx SE (c)	1,252	731,114
ASM International NV	976	437,946
ASML Holding NV	8,168	5,346,785
ASR Nederland NV (a)	3,194	182,790
BE Semiconductor Industries NV (a)	1,683	173,108
Euronext NV (d)	1,589	229,488
EXOR NV	2,077	187,451
Heineken Holding NV	2,688	194,249
Heineken NV	5,973	486,355
IMCD NV (a)	1,226	162,429
ING Groep NV	65,280	1,268,574
JDE Peet's NV	3,544	77,407
Koninklijke Ahold Delhaize NV	19,294	720,278
Koninklijke KPN NV	80,660	341,284
Koninklijke Philips NV (a)	16,551	417,818
NN Group NV	5,814	322,053
Randstad NV (a)	2,165	89,336
Universal Music Group NV	16,882	463,740
Wolters Kluwer NV	4,946	766,941
		13,891,819
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	34,597	160,083
Contact Energy Ltd.	16,550	85,857
Fisher & Paykel Healthcare Corp. Ltd.	12,148	230,756
Infratil Ltd.	18,832	110,708
Meridian Energy Ltd.	27,075	85,870
Xero Ltd. (c)	3,015	290,744
		964,018
NORWAY — 0.5%
DNB Bank ASA	18,641	487,496
Gjensidige Forsikring ASA	4,160	95,484
Kongsberg Gruppen ASA	1,804	262,860
Mowi ASA	9,356	172,828
Norsk Hydro ASA	28,841	165,140
Orkla ASA	14,747	161,403
Salmar ASA	1,430	68,414
Telenor ASA	12,332	176,177
		1,589,802

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
POLAND — 0.0% (b)
InPost SA (c)	4,614	$67,285
PORTUGAL — 0.1%
EDP SA	64,564	217,037
Jeronimo Martins SGPS SA	5,659	119,812
		336,849
SINGAPORE — 1.9%
CapitaLand Ascendas REIT	74,870	148,726
CapitaLand Integrated Commercial Trust REIT	121,991	190,597
CapitaLand Investment Ltd.	50,805	103,568
DBS Group Holdings Ltd.	41,250	1,426,150
Genting Singapore Ltd.	122,000	68,075
Grab Holdings Ltd. Class A (c)	47,799	216,530
Keppel Ltd.	30,700	157,600
Oversea-Chinese Banking Corp. Ltd.	69,889	899,546
Sea Ltd. ADR (c)	7,674	1,001,380
Sembcorp Industries Ltd.	17,400	82,074
Singapore Airlines Ltd. (a)	29,900	151,046
Singapore Exchange Ltd.	17,900	178,054
Singapore Technologies Engineering Ltd.	31,500	159,129
Singapore Telecommunications Ltd.	155,400	396,564
STMicroelectronics NV	14,018	302,845
United Overseas Bank Ltd.	26,271	744,485
		6,226,369
SOUTH KOREA — 0.0% (b)
Delivery Hero SE (c) (d)	3,880	92,080
SPAIN — 3.1%
Abertis Infraestructuras SA (c)	132	428
Acciona SA	476	62,112
ACS Actividades de Construccion y Servicios SA	3,942	224,617
Aena SME SA (d)	1,564	365,931
Amadeus IT Group SA	9,316	709,452
Banco Bilbao Vizcaya Argentaria SA (a)	119,536	1,619,846
Banco de Sabadell SA	113,487	316,402
Banco Santander SA	314,277	2,103,432
CaixaBank SA	81,982	635,308
Cellnex Telecom SA (c) (d)	11,015	390,625
EDP Renovaveis SA (a)	6,385	53,176
Endesa SA	6,712	177,633
Grifols SA (a) (c)	5,727	50,715
Iberdrola SA	120,849	1,950,285
Industria de Diseno Textil SA	22,625	1,120,553
Redeia Corp. SA	8,141	163,215
Telefonica SA (a)	82,688	388,898
		10,332,628
SWEDEN — 3.4%
AddTech AB Class B	5,527	161,104
Alfa Laval AB	5,875	250,848
Security Description	Shares	Value
Assa Abloy AB Class B	20,727	$618,812
Atlas Copco AB Class A	55,680	883,554
Atlas Copco AB Class B	32,116	448,724
Beijer Ref AB (a)	7,983	111,737
Boliden AB	5,678	185,007
Epiroc AB Class A	13,516	270,586
Epiroc AB Class B	7,789	136,471
EQT AB	7,647	231,577
Essity AB Class B (a)	12,657	359,609
Evolution AB (d)	3,475	258,071
Fastighets AB Balder Class B (c)	14,892	93,250
H & M Hennes & Mauritz AB Class B (a)	11,409	149,752
Hexagon AB Class B	42,717	453,531
Holmen AB Class B (a)	1,452	57,415
Industrivarden AB Class A	2,478	90,732
Industrivarden AB Class C (a)	3,185	116,492
Indutrade AB	5,532	152,548
Investment AB Latour Class B	3,071	83,248
Investor AB Class B	35,871	1,065,406
L E Lundbergforetagen AB Class B	1,585	79,210
Lifco AB Class B (a)	4,848	171,235
Nibe Industrier AB Class B (a)	30,757	116,138
Saab AB Class B	6,728	263,659
Sagax AB Class B	4,522	94,806
Sandvik AB	21,937	458,609
Securitas AB Class B	10,119	142,994
Skandinaviska Enskilda Banken AB Class A (a) (c)	32,913	538,988
Skanska AB Class B (a) (c)	7,017	154,310
SKF AB Class B (a) (c)	7,313	147,205
Svenska Cellulosa AB SCA Class B (a) (c)	12,386	163,069
Svenska Handelsbanken AB Class A (a)	30,252	340,765
Swedbank AB Class A	17,424	395,310
Swedish Orphan Biovitrum AB (c)	4,014	114,844
Tele2 AB Class B	11,189	150,986
Telefonaktiebolaget LM Ericsson Class B (a)	57,674	446,000
Telia Co. AB	49,600	179,190
Trelleborg AB Class B	4,419	163,561
Volvo AB Class A (a) (c)	4,244	123,537
Volvo AB Class B (a) (c)	28,702	837,764
		11,260,654
SWITZERLAND — 5.3%
ABB Ltd.	32,722	1,672,437
Avolta AG	1,935	84,070
Baloise Holding AG	932	195,091
Banque Cantonale Vaudoise (a)	590	64,285
Barry Callebaut AG (a)	70	92,727
BKW AG	456	79,681

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (e)	20	$269,907
Chocoladefabriken Lindt & Spruengli AG (e)	2	261,769
Cie Financiere Richemont SA Class A	11,125	1,923,220
DSM-Firmenich AG	3,856	380,538
EMS-Chemie Holding AG (a)	143	96,977
Galderma Group AG (a) (c)	1,974	208,768
Geberit AG	693	430,800
Givaudan SA	192	824,206
Helvetia Holding AG	770	159,004
Julius Baer Group Ltd. (a)	4,214	289,110
Kuehne & Nagel International AG (a)	1,006	231,388
Logitech International SA	3,111	259,921
Lonza Group AG	1,490	913,114
Partners Group Holding AG	467	657,680
Sandoz Group AG	8,670	362,969
Schindler Holding AG (e)	831	259,045
Schindler Holding AG (e)	481	145,156
SGS SA	3,205	318,489
SIG Group AG (a)	6,443	118,774
Sika AG	3,148	758,580
Sonova Holding AG	1,045	302,958
Straumann Holding AG (a)	2,315	277,224
Swatch Group AG	1,002	34,372
Swatch Group AG Bearer Shares (a)	393	67,384
Swiss Life Holding AG	603	547,283
Swiss Prime Site AG	1,567	192,344
Swisscom AG (a)	537	309,242
Temenos AG	1,307	100,601
UBS Group AG	68,217	2,071,761
VAT Group AG (d)	551	196,049
Zurich Insurance Group AG	3,030	2,106,188
		17,263,112
UNITED KINGDOM — 12.1%
3i Group PLC	20,082	937,298
Admiral Group PLC	5,400	198,647
Ashtead Group PLC	8,969	479,972
Associated British Foods PLC	6,858	169,073
AstraZeneca PLC	32,160	4,671,596
Auto Trader Group PLC (d)	18,749	180,099
Aviva PLC	54,882	393,298
BAE Systems PLC	62,408	1,256,227
Barclays PLC	301,153	1,118,717
Barratt Redrow PLC	27,923	152,420
British American Tobacco PLC	41,222	1,693,057
BT Group PLC (a)	133,847	286,528
Bunzl PLC	6,900	264,157
Coca-Cola Europacific Partners PLC (e)	341	29,677
Coca-Cola Europacific Partners PLC (e)	3,965	344,781
Compass Group PLC	35,206	1,160,138
Security Description	Shares	Value
Croda International PLC	2,729	$102,961
DCC PLC	2,090	138,795
Diageo PLC	46,061	1,197,686
Entain PLC	12,536	93,493
Halma PLC	7,754	258,319
HSBC Holdings PLC	370,705	4,181,504
Imperial Brands PLC	16,900	624,962
Informa PLC	27,773	275,815
InterContinental Hotels Group PLC	3,383	360,333
Intertek Group PLC	3,302	213,316
J Sainsbury PLC	37,345	113,374
JD Sports Fashion PLC	49,142	43,069
Kingfisher PLC	37,276	121,873
Land Securities Group PLC REIT	14,967	106,253
Legal & General Group PLC	121,399	380,457
Lloyds Banking Group PLC	1,271,557	1,183,022
London Stock Exchange Group PLC	9,898	1,464,112
M&G PLC	45,784	117,305
Marks & Spencer Group PLC	42,065	193,020
Melrose Industries PLC	27,042	165,831
National Grid PLC	101,194	1,318,571
NatWest Group PLC	158,703	925,494
Next PLC	2,474	353,979
Pearson PLC	13,041	205,022
Phoenix Group Holdings PLC	14,442	106,533
Reckitt Benckiser Group PLC	14,354	968,985
RELX PLC (e)	22,531	1,126,342
RELX PLC (e)	16,024	801,067
Rentokil Initial PLC	51,943	233,050
Rolls-Royce Holdings PLC (c)	176,399	1,705,377
Sage Group PLC	20,459	318,738
Schroders PLC (a)	17,195	77,192
Segro PLC REIT	26,358	235,021
Severn Trent PLC	5,559	181,606
Smith & Nephew PLC	17,708	247,994
Smiths Group PLC	7,088	176,664
Spirax Group PLC	1,515	120,849
SSE PLC	22,967	472,536
Standard Chartered PLC	43,095	633,846
Tesco PLC	141,316	606,128
Unilever PLC	51,331	3,054,379
United Utilities Group PLC	13,885	180,744
Vodafone Group PLC	421,761	396,859
Whitbread PLC	3,636	114,936
Wise PLC Class A (c)	14,332	174,816
WPP PLC	22,004	165,071
		39,572,984
UNITED STATES — 9.8%
Alcon AG	10,364	974,843
CSL Ltd.	10,021	1,556,651
CyberArk Software Ltd. (c)	971	328,198
Experian PLC	18,984	874,289
Ferrovial SE	9,759	434,106

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GSK PLC	85,809	$1,619,282
Haleon PLC	187,787	948,457
Holcim AG	10,810	1,154,614
James Hardie Industries PLC CDI (c)	8,843	212,045
Monday.com Ltd. (c)	737	179,209
Nestle SA	54,341	5,487,228
Novartis AG	40,825	4,514,629
Qiagen NV (c)	4,423	175,223
Roche Holding AG	14,572	4,784,590
Roche Holding AG Bearer Shares	650	225,103
Sanofi SA	23,621	2,600,531
Schneider Electric SE	11,342	2,582,032
Spotify Technology SA (c)	3,200	1,760,096
Stellantis NV (a)	42,047	466,092
Swiss Re AG	6,226	1,055,552
Tenaris SA	8,347	162,837
		32,095,607
TOTAL COMMON STOCKS (Cost $292,324,866)		324,970,120

SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	95,995	95,995
State Street Navigator Securities Lending Portfolio II (h) (i)	16,106,696	16,106,696
TOTAL SHORT-TERM INVESTMENTS (Cost $16,202,691)		16,202,691
TOTAL INVESTMENTS — 104.1% (Cost $308,527,557)		341,172,811
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(13,371,236)
NET ASSETS — 100.0%		$327,801,575

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$324,969,692	$428	$—	$324,970,120
Short-Term Investments	16,202,691	—	—	16,202,691
TOTAL INVESTMENTS	$341,172,383	$428	$—	$341,172,811
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	25.3%
Industrials	17.6
Health Care	13.1
Consumer Discretionary	11.1
Consumer Staples	8.9
Information Technology	8.6
Communication Services	5.4
Materials	4.3
Utilities	2.8
Real Estate	1.9
Energy	0.1
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	103,375	$103,375	$4,950,966	$4,958,346	$—	$—	95,995	$95,995	$7,212
State Street Navigator Securities Lending Portfolio II	5,913,786	5,913,786	28,277,564	18,084,654	—	—	16,106,696	16,106,696	24,909
Total		$6,017,161	$33,228,530	$23,043,000	$—	$—		$16,202,691	$32,121
See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 4.8%
ANZ Group Holdings Ltd.	66,632	$1,207,867
Aristocrat Leisure Ltd.	26,013	1,039,871
ASX Ltd.	9,760	396,178
BHP Group Ltd.	321,891	7,662,400
BlueScope Steel Ltd.	21,448	284,414
Brambles Ltd.	146,447	1,827,907
Cochlear Ltd.	4,042	660,674
Coles Group Ltd.	114,208	1,389,925
Commonwealth Bank of Australia	16,742	1,574,619
Computershare Ltd.	48,255	1,176,643
Fortescue Ltd.	118,603	1,135,958
Glencore PLC (a)	517,353	1,871,770
Goodman Group REIT	4,687	83,036
GPT Group REIT	31,286	85,002
Insurance Australia Group Ltd.	164,004	787,955
Lottery Corp. Ltd.	11,593	34,387
Macquarie Group Ltd.	3,620	443,581
Medibank Pvt Ltd.	717,034	1,983,880
National Australia Bank Ltd.	50,986	1,080,881
Northern Star Resources Ltd.	8,834	100,850
Origin Energy Ltd.	102,784	674,445
Pro Medicus Ltd.	3,276	407,859
Qantas Airways Ltd.	14,990	84,536
QBE Insurance Group Ltd.	57,075	778,902
REA Group Ltd. (b)	2,481	339,432
Rio Tinto Ltd. (b)	22,325	1,606,676
Rio Tinto PLC	76,310	4,517,573
Santos Ltd.	139,786	580,137
Scentre Group REIT	110,029	230,377
Sonic Healthcare Ltd.	4,563	73,247
South32 Ltd.	99,898	200,450
Stockland REIT	32,269	98,531
Suncorp Group Ltd.	15,044	180,275
Telstra Group Ltd.	190,356	499,392
Transurban Group Stapled Security	103,261	861,608
Vicinity Ltd. REIT	60,570	83,037
Washington H Soul Pattinson & Co. Ltd. (b)	6,443	139,279
Wesfarmers Ltd.	57,531	2,581,590
Westpac Banking Corp.	64,616	1,271,181
WiseTech Global Ltd.	6,702	339,245
Woodside Energy Group Ltd. (b)	46,341	667,645
Woolworths Group Ltd.	21,840	402,163
		41,445,378
AUSTRIA — 0.2%
Erste Group Bank AG	9,997	688,097
Mondi PLC	26,421	391,331
OMV AG	7,747	397,495
Verbund AG	7,457	527,204
		2,004,127
Security Description	Shares	Value
BELGIUM — 0.9%
Ageas SA	3,774	$225,644
Anheuser-Busch InBev SA	27,732	1,705,102
D'ieteren Group	934	160,315
Groupe Bruxelles Lambert NV	26,878	1,997,514
KBC Group NV	5,256	476,913
Lotus Bakeries NV (b)	92	815,897
Sofina SA	555	141,485
Syensqo SA	2,243	152,085
UCB SA	14,105	2,479,696
		8,154,651
BRAZIL — 0.0% (c)
Yara International ASA	6,892	206,669
CHILE — 0.0% (c)
Antofagasta PLC	3,226	69,476
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	713,036	2,877,695
Prosus NV	8,754	402,592
SITC International Holdings Co. Ltd.	169,000	459,410
Wharf Holdings Ltd. (b)	66,000	156,765
Wilmar International Ltd.	121,500	302,824
Yangzijiang Shipbuilding Holdings Ltd.	150,400	265,195
		4,464,481
DENMARK — 2.2%
AP Moller - Maersk AS Class A	449	767,760
AP Moller - Maersk AS Class B	556	964,811
Carlsberg AS Class B	7,392	938,408
Coloplast AS Class B	6,265	656,008
Danske Bank AS	22,075	719,458
Demant AS (a)	2,967	99,320
DSV AS	2,305	444,700
Genmab AS (a)	4,384	850,560
Novo Nordisk AS Class B	153,848	10,464,881
Novonesis (Novozymes) B Class B	2,791	162,044
Orsted AS (a) (d)	2,998	130,829
Pandora AS	3,846	586,920
Rockwool AS Class B	530	217,933
Tryg AS	60,676	1,441,634
Vestas Wind Systems AS (a)	9,431	129,612
		18,574,878
FINLAND — 1.8%
Elisa OYJ	43,373	2,112,067
Fortum OYJ (b)	16,633	271,481
Kesko OYJ Class B	14,412	293,688
Kone OYJ Class B	40,673	2,233,655
Metso OYJ (b)	32,831	336,980
Neste OYJ (b)	37,476	345,470
Nokia OYJ	205,565	1,074,729
Nordea Bank Abp (e)	69,712	886,225
Nordea Bank Abp (e)	103,112	1,310,962
Orion OYJ Class B (b)	33,624	1,992,552

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sampo OYJ Class A (b)	401,909	$3,842,160
Stora Enso OYJ Class R	21,686	204,127
UPM-Kymmene OYJ (b)	11,215	299,227
Wartsila OYJ Abp	21,498	380,727
		15,584,050
FRANCE — 8.2%
Accor SA	1,688	76,381
Air Liquide SA	36,427	6,891,490
Airbus SE	5,278	928,057
Alstom SA (a)	8,314	183,028
Amundi SA (d)	1,197	93,096
Arkema SA	1,865	141,826
AXA SA	44,361	1,888,000
BioMerieux	1,528	188,492
BNP Paribas SA	41,717	3,465,774
Bollore SE	13,503	78,764
Bouygues SA	9,250	363,803
Bureau Veritas SA	15,925	480,629
Capgemini SE	7,788	1,161,360
Carrefour SA	53,102	758,310
Cie de Saint-Gobain SA	8,635	855,335
Cie Generale des Etablissements Michelin SCA	17,727	620,610
Covivio SA REIT	1,345	75,259
Credit Agricole SA	24,137	437,371
Danone SA	39,197	2,999,410
Dassault Aviation SA	4,530	1,492,459
Dassault Systemes SE	26,254	990,884
Edenred SE	4,068	131,564
Eiffage SA	2,374	275,031
Engie SA	60,176	1,172,314
EssilorLuxottica SA	4,610	1,321,619
Eurazeo SE	1,038	76,357
FDJ UNITED (d)	20,773	652,077
Getlink SE	24,841	427,991
Hermes International SCA	1,672	4,354,496
Ipsen SA	8,131	934,523
Kering SA	2,025	417,620
Klepierre SA REIT	6,372	212,824
Legrand SA	11,471	1,204,899
L'Oreal SA	12,528	4,639,704
LVMH Moet Hennessy Louis Vuitton SE	12,777	7,890,445
Orange SA	406,157	5,262,579
Pernod Ricard SA	2,819	277,894
Publicis Groupe SA	10,832	1,014,922
Renault SA	15,269	767,776
Rexel SA	8,289	221,875
Safran SA	1,291	337,478
Societe Generale SA	50,982	2,279,380
Sodexo SA	4,151	266,344
Teleperformance SE	1,892	189,005
Thales SA	9,113	2,417,654
TotalEnergies SE	129,962	8,375,371
Unibail-Rodamco-Westfield CDI	840	3,476
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (a)	2,010	$169,137
Veolia Environnement SA	16,571	568,325
Vinci SA	10,326	1,297,228
		71,330,246
GERMANY — 7.8%
adidas AG	1,214	284,172
Allianz SE	20,516	7,803,027
BASF SE	31,639	1,568,529
Bayer AG	65,750	1,567,482
Bayerische Motoren Werke AG	22,491	1,790,040
Bayerische Motoren Werke AG Preference Shares	3,178	236,525
Beiersdorf AG	26,882	3,467,131
Brenntag SE	8,895	572,660
Commerzbank AG	31,495	713,419
Continental AG	4,099	285,855
Covestro AG (a)	5,771	370,290
CTS Eventim AG & Co. KGaA	3,142	312,926
Daimler Truck Holding AG	14,030	562,562
Deutsche Bank AG	80,962	1,908,272
Deutsche Boerse AG	13,502	3,968,543
Deutsche Lufthansa AG	24,206	175,083
Deutsche Post AG	32,901	1,403,107
Deutsche Telekom AG	183,985	6,800,907
Dr. Ing hc F Porsche AG Preference Shares (d)	6,621	328,635
E.ON SE	145,660	2,196,494
Evonik Industries AG	5,240	112,837
Fresenius Medical Care AG	7,416	365,611
Fresenius SE & Co. KGaA (a)	29,712	1,263,577
GEA Group AG	7,617	459,939
Hannover Rueck SE	5,825	1,728,459
Heidelberg Materials AG	2,536	431,591
Henkel AG & Co. KGaA	26,506	1,905,446
Henkel AG & Co. KGaA Preference Shares	8,387	665,702
Infineon Technologies AG	17,404	571,420
Knorr-Bremse AG	4,348	392,410
LEG Immobilien SE	937	66,255
Mercedes-Benz Group AG	44,197	2,587,119
Merck KGaA	8,087	1,105,925
MTU Aero Engines AG	303	104,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,156	6,389,229
Nemetschek SE	3,183	367,208
Porsche Automobil Holding SE Preference Shares	14,490	540,937
Puma SE	1,629	39,398
Rational AG	336	277,655
Rheinmetall AG	1,890	2,692,843
RWE AG	13,501	481,557
SAP SE	10,122	2,672,218
Scout24 SE (d)	3,225	335,824
Siemens AG	7,679	1,757,681

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Siemens Energy AG (a)	4,371	$254,209
Siemens Healthineers AG (d)	3,338	178,879
Symrise AG	4,025	416,085
Talanx AG	1,845	192,720
Volkswagen AG Preference Shares	27,865	2,816,136
Vonovia SE	8,643	233,031
Zalando SE (a) (d)	4,194	143,884
		67,866,278
HONG KONG — 2.5%
AIA Group Ltd.	130,423	982,326
CK Asset Holdings Ltd.	87,854	355,129
CK Infrastructure Holdings Ltd.	205,500	1,230,839
CLP Holdings Ltd.	356,500	2,905,042
Hang Seng Bank Ltd. (b)	145,629	1,972,841
Henderson Land Development Co. Ltd.	38,000	109,160
HKT Trust & HKT Ltd. Stapled Security	1,242,540	1,660,915
Hong Kong & China Gas Co. Ltd.	1,661,652	1,428,795
Hong Kong Exchanges & Clearing Ltd.	60,572	2,684,373
Hongkong Land Holdings Ltd.	65,800	284,256
Jardine Matheson Holdings Ltd.	32,100	1,359,756
Link REIT	63,909	298,997
MTR Corp. Ltd.	191,396	626,072
Power Assets Holdings Ltd.	458,000	2,743,185
Prudential PLC	61,052	651,070
Sino Land Co. Ltd.	175,173	175,391
Sun Hung Kai Properties Ltd.	58,500	555,653
Swire Pacific Ltd. Class A	15,500	136,666
Techtronic Industries Co. Ltd.	61,500	737,102
WH Group Ltd. (d)	583,290	535,287
Wharf Real Estate Investment Co. Ltd.	50,000	121,589
		21,554,444
IRELAND — 0.5%
AerCap Holdings NV	3,957	404,287
AIB Group PLC	214,133	1,376,274
Bank of Ireland Group PLC	45,424	532,132
Kerry Group PLC Class A	12,838	1,342,385
Kingspan Group PLC	6,752	540,814
		4,195,892
ISRAEL — 1.5%
Bank Hapoalim BM	172,022	2,311,505
Bank Leumi Le-Israel BM	122,278	1,634,551
Check Point Software Technologies Ltd. (a)	16,917	3,855,723
Elbit Systems Ltd.	6,172	2,359,865
ICL Group Ltd.	82,381	461,755
Israel Discount Bank Ltd. Class A	134,131	925,650
Mizrahi Tefahot Bank Ltd.	16,280	727,302
Nice Ltd. (a)	2,524	383,312
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. (a)	17,502	$262,369
Teva Pharmaceutical Industries Ltd. ADR (a)	464	7,132
		12,929,164
ITALY — 3.0%
Banco BPM SpA	41,208	416,018
BPER Banca SpA	30,836	240,158
Coca-Cola HBC AG	11,695	528,940
Enel SpA	208,104	1,685,281
Eni SpA	306,269	4,730,235
Ferrari NV	12,747	5,400,326
FinecoBank Banca Fineco SpA	35,783	703,288
Generali (b)	31,913	1,116,218
Intesa Sanpaolo SpA	351,147	1,795,650
Leonardo SpA	13,091	633,937
Mediobanca Banca di Credito Finanziario SpA	15,970	297,835
Moncler SpA	11,725	716,859
Nexi SpA (a) (d)	17,473	92,711
Poste Italiane SpA (d)	7,766	137,828
Prysmian SpA	12,165	661,763
Recordati Industria Chimica e Farmaceutica SpA	28,026	1,583,314
Snam SpA	197,915	1,025,113
Telecom Italia SpA (a)	567,145	190,405
Terna - Rete Elettrica Nazionale	92,819	838,601
UniCredit SpA	49,884	2,776,680
Unipol Assicurazioni SpA	24,708	392,871
		25,964,031
JAPAN — 21.1%
Advantest Corp.	30,300	1,311,366
Aeon Co. Ltd.	46,600	1,168,584
AGC, Inc.	8,700	264,421
Aisin Corp.	47,000	510,104
Ajinomoto Co., Inc.	7,600	150,358
ANA Holdings, Inc.	56,400	1,040,764
Asahi Group Holdings Ltd.	32,300	412,984
Asahi Kasei Corp.	42,500	297,563
Asics Corp.	3,600	75,712
Astellas Pharma, Inc. (b)	215,100	2,080,662
Bandai Namco Holdings, Inc.	38,800	1,298,350
Bridgestone Corp.	51,400	2,060,606
Canon, Inc. (b)	89,500	2,780,042
Capcom Co. Ltd.	15,100	369,977
Central Japan Railway Co.	116,400	2,221,517
Chiba Bank Ltd. (b)	18,700	174,945
Chubu Electric Power Co., Inc.	102,200	1,109,206
Chugai Pharmaceutical Co. Ltd.	52,100	2,368,784
Concordia Financial Group Ltd.	32,500	213,247
Dai Nippon Printing Co. Ltd.	40,600	575,443
Daifuku Co. Ltd.	13,400	326,353
Dai-ichi Life Holdings, Inc.	94,032	712,440
Daiichi Sankyo Co. Ltd.	67,018	1,573,493
Daikin Industries Ltd.	3,600	388,552

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Daito Trust Construction Co. Ltd.	10,400	$1,065,106
Daiwa House Industry Co. Ltd.	39,500	1,304,340
Daiwa Securities Group, Inc. (b)	21,200	140,889
Denso Corp. (b)	36,100	445,154
Dentsu Group, Inc. (b)	3,600	79,203
Disco Corp.	4,700	939,591
East Japan Railway Co.	154,700	3,053,861
Eisai Co. Ltd.	4,100	113,645
ENEOS Holdings, Inc.	230,182	1,204,169
FANUC Corp.	8,500	230,774
Fast Retailing Co. Ltd.	9,400	2,769,587
Fuji Electric Co. Ltd.	3,300	138,938
FUJIFILM Holdings Corp.	33,600	639,128
Fujikura Ltd.	1,900	68,585
Fujitsu Ltd.	99,200	1,957,598
Hankyu Hanshin Holdings, Inc. (b)	15,600	419,888
Hikari Tsushin, Inc. (b)	400	103,116
Hitachi Ltd.	190,300	4,400,544
Honda Motor Co. Ltd. (b)	241,400	2,167,176
Hoya Corp.	15,800	1,772,930
Idemitsu Kosan Co. Ltd.	120,900	851,329
Inpex Corp.	42,100	579,248
Isuzu Motors Ltd.	20,000	269,694
ITOCHU Corp. (b)	30,714	1,417,395
Japan Airlines Co. Ltd.	35,100	600,061
Japan Exchange Group, Inc.	49,612	506,770
Japan Post Bank Co. Ltd.	245,200	2,469,381
Japan Post Holdings Co. Ltd.	220,700	2,203,458
Japan Post Insurance Co. Ltd.	10,200	207,083
Japan Tobacco, Inc.	132,900	3,656,216
JFE Holdings, Inc. (b)	44,700	546,868
Kajima Corp. (b)	10,200	207,902
Kansai Electric Power Co., Inc.	48,000	568,945
Kao Corp.	58,900	2,549,550
Kawasaki Kisen Kaisha Ltd. (b)	18,800	254,392
KDDI Corp.	348,636	5,500,914
Keyence Corp.	7,900	3,089,421
Kikkoman Corp. (b)	33,500	322,813
Kirin Holdings Co. Ltd. (b)	76,400	1,061,395
Kobe Bussan Co. Ltd.	8,700	205,021
Komatsu Ltd.	18,200	524,068
Konami Group Corp.	3,900	458,486
Kubota Corp.	22,900	280,393
Kyocera Corp.	36,800	412,320
Kyowa Kirin Co. Ltd.	53,600	778,874
Lasertec Corp.	5,100	432,446
LY Corp.	28,700	97,170
M3, Inc. (b)	23,200	264,052
Makita Corp.	2,900	95,510
Marubeni Corp.	49,400	786,059
MatsukiyoCocokara & Co.	5,900	92,343
MEIJI Holdings Co. Ltd.	60,300	1,310,519
Minebea Mitsumi, Inc.	11,000	159,880
Security Description	Shares	Value
Mitsubishi Chemical Group Corp.	73,100	$360,269
Mitsubishi Corp.	95,400	1,675,592
Mitsubishi Electric Corp.	30,300	551,130
Mitsubishi Estate Co. Ltd.	20,200	328,517
Mitsubishi HC Capital, Inc. (b)	26,500	178,539
Mitsubishi Heavy Industries Ltd.	27,300	461,146
Mitsubishi UFJ Financial Group, Inc.	309,200	4,158,093
Mitsui & Co. Ltd.	69,000	1,291,731
Mitsui Fudosan Co. Ltd.	42,000	373,686
Mitsui OSK Lines Ltd. (b)	17,900	621,006
Mizuho Financial Group, Inc.	64,340	1,742,954
MonotaRO Co. Ltd.	22,300	417,174
MS&AD Insurance Group Holdings, Inc.	72,500	1,563,545
Murata Manufacturing Co. Ltd.	76,700	1,182,505
NEC Corp.	49,000	1,030,527
Nexon Co. Ltd.	5,400	73,666
NIDEC Corp.	9,400	156,646
Nintendo Co. Ltd.	46,900	3,170,784
Nippon Building Fund, Inc. REIT	2,135	1,818,905
Nippon Paint Holdings Co. Ltd.	11,700	87,707
Nippon Sanso Holdings Corp.	3,000	90,558
Nippon Steel Corp.	50,700	1,083,232
Nippon Telegraph & Telephone Corp.	2,929,800	2,834,974
Nippon Yusen KK (b)	23,100	760,165
Nissan Motor Co. Ltd. (a) (b)	258,816	655,434
Nissin Foods Holdings Co. Ltd. (b)	33,700	688,017
Nitori Holdings Co. Ltd. (b)	7,500	743,781
Nitto Denko Corp.	37,900	693,169
Nomura Holdings, Inc.	73,500	446,387
Nomura Research Institute Ltd.	23,000	743,801
NTT Data Group Corp.	11,000	197,248
Obayashi Corp.	40,500	537,328
Obic Co. Ltd.	66,300	1,910,437
Olympus Corp.	11,400	148,465
Omron Corp. (b)	2,600	73,233
Ono Pharmaceutical Co. Ltd. (b)	90,900	974,102
Oracle Corp. Japan	15,300	1,601,722
Oriental Land Co. Ltd. (b)	13,300	261,927
ORIX Corp.	24,000	494,958
Osaka Gas Co. Ltd.	54,800	1,239,724
Otsuka Corp.	87,200	1,886,981
Otsuka Holdings Co. Ltd.	82,700	4,287,636
Pan Pacific International Holdings Corp.	40,000	1,093,754
Panasonic Holdings Corp.	87,700	1,038,923
Rakuten Group, Inc. (a)	13,700	77,991
Recruit Holdings Co. Ltd.	58,705	3,005,913
Renesas Electronics Corp.	32,100	426,633
Resona Holdings, Inc. (b)	64,900	558,555
Ricoh Co. Ltd. (b)	11,300	119,166
SBI Holdings, Inc.	9,600	255,696
SCREEN Holdings Co. Ltd. (b)	5,000	320,817

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SCSK Corp.	54,300	$1,339,889
Secom Co. Ltd. (b)	87,100	2,962,938
Seiko Epson Corp. (b)	5,500	87,774
Sekisui Chemical Co. Ltd.	55,400	942,659
Sekisui House Ltd.	13,000	290,357
Seven & i Holdings Co. Ltd.	45,400	656,682
SG Holdings Co. Ltd. (b)	87,500	875,351
Shimadzu Corp.	10,400	259,409
Shimano, Inc.	1,100	154,363
Shin-Etsu Chemical Co. Ltd.	78,100	2,212,328
Shionogi & Co. Ltd.	137,100	2,059,159
Shiseido Co. Ltd.	3,600	67,888
SMC Corp.	2,400	851,732
SoftBank Corp.	2,957,700	4,121,872
SoftBank Group Corp.	9,200	460,123
Sompo Holdings, Inc.	48,700	1,472,333
Sony Group Corp.	88,800	2,235,736
Subaru Corp. (b)	22,200	392,664
Sumitomo Corp.	35,212	794,001
Sumitomo Electric Industries Ltd.	16,300	268,796
Sumitomo Metal Mining Co. Ltd.	7,800	169,259
Sumitomo Mitsui Financial Group, Inc.	93,300	2,367,751
Sumitomo Mitsui Trust Group, Inc.	14,600	363,194
Sumitomo Realty & Development Co. Ltd. (b)	4,400	164,566
Suntory Beverage & Food Ltd.	32,587	1,078,243
Suzuki Motor Corp.	33,000	399,425
Sysmex Corp. (b)	20,800	394,607
T&D Holdings, Inc.	10,400	220,741
Taisei Corp.	2,300	101,650
Takeda Pharmaceutical Co. Ltd.	145,851	4,304,136
TDK Corp.	21,500	222,275
Terumo Corp.	9,400	175,818
TIS, Inc.	60,400	1,669,745
Tokio Marine Holdings, Inc.	95,600	3,666,989
Tokyo Electron Ltd.	23,700	3,187,154
Tokyo Gas Co. Ltd.	40,608	1,293,406
Tokyu Corp. (b)	76,200	858,613
TOPPAN Holdings, Inc.	6,900	187,058
Toray Industries, Inc.	40,900	277,881
Toyota Industries Corp.	4,000	339,842
Toyota Motor Corp.	270,300	4,728,533
Toyota Tsusho Corp.	21,300	355,095
Trend Micro, Inc.	5,300	354,952
Unicharm Corp.	75,018	596,723
West Japan Railway Co.	66,900	1,304,760
Yakult Honsha Co. Ltd. (b)	37,700	719,386
Yamaha Motor Co. Ltd.	27,200	216,814
Yaskawa Electric Corp.	2,800	69,841
Yokogawa Electric Corp.	9,600	185,722
Zensho Holdings Co. Ltd. (b)	4,700	253,041
ZOZO, Inc. (b)	52,500	503,093
		182,990,887
Security Description	Shares	Value
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	10,591	$266,435
LUXEMBOURG — 0.2%
ArcelorMittal SA (b)	44,368	1,268,610
CVC Capital Partners PLC (a) (d)	3,614	71,148
Eurofins Scientific SE (b)	2,540	135,045
		1,474,803
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	22,000	85,961
NETHERLANDS — 4.8%
ABN AMRO Bank NV (d)	21,607	451,860
Adyen NV (a) (d)	1,027	1,559,769
Aegon Ltd.	39,368	257,278
Akzo Nobel NV	3,164	193,718
Argenx SE (a)	3,016	1,761,213
ASM International NV	1,984	890,251
ASML Holding NV	22,138	14,491,569
ASR Nederland NV (b)	3,818	218,500
BE Semiconductor Industries NV	4,075	419,141
Euronext NV (d)	838	121,026
EXOR NV	11,911	1,074,977
Heineken Holding NV	10,968	792,607
Heineken NV	13,655	1,111,865
IMCD NV (b)	2,345	310,681
ING Groep NV	107,766	2,094,196
JDE Peet's NV	32,193	703,148
Koninklijke Ahold Delhaize NV	150,194	5,607,002
Koninklijke KPN NV	759,169	3,212,155
Koninklijke Philips NV (b)	13,713	346,175
NN Group NV	10,860	601,565
Randstad NV (b)	7,667	316,369
Universal Music Group NV (b)	44,619	1,225,662
Wolters Kluwer NV	24,362	3,777,640
		41,538,367
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	152,173	704,116
Fisher & Paykel Healthcare Corp. Ltd.	24,851	472,054
Infratil Ltd.	79,484	467,264
Meridian Energy Ltd.	60,280	191,182
		1,834,616
NORWAY — 0.5%
Aker BP ASA	9,280	219,785
DNB Bank ASA	21,631	565,690
Equinor ASA	47,505	1,256,546
Gjensidige Forsikring ASA	9,152	210,064
Kongsberg Gruppen ASA	4,423	644,474
Mowi ASA	8,387	154,928
Norsk Hydro ASA	51,474	294,733
Orkla ASA	32,480	355,488

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Telenor ASA	25,344	$362,069
		4,063,777
PORTUGAL — 0.3%
EDP SA	60,652	203,887
Galp Energia SGPS SA	84,327	1,478,392
Jeronimo Martins SGPS SA	29,202	618,262
		2,300,541
SINGAPORE — 2.4%
CapitaLand Integrated Commercial Trust REIT	145,890	227,936
DBS Group Holdings Ltd.	143,295	4,954,184
Genting Singapore Ltd.	939,500	524,236
Keppel Ltd.	45,011	231,066
Oversea-Chinese Banking Corp. Ltd.	274,645	3,534,974
Sea Ltd. ADR (a)	745	97,215
Sembcorp Industries Ltd.	21,300	100,470
Singapore Airlines Ltd. (b)	32,949	166,449
Singapore Exchange Ltd.	310,500	3,088,598
Singapore Technologies Engineering Ltd.	492,200	2,486,451
Singapore Telecommunications Ltd.	418,800	1,068,733
STMicroelectronics NV	43,114	931,435
United Overseas Bank Ltd.	120,275	3,408,433
		20,820,180
SOUTH AFRICA — 0.1%
Anglo American PLC	41,150	1,139,304
SPAIN — 3.5%
Acciona SA	721	94,082
ACS Actividades de Construccion y Servicios SA	8,763	499,321
Aena SME SA (d)	5,380	1,258,766
Amadeus IT Group SA	2,742	208,815
Banco Bilbao Vizcaya Argentaria SA (b)	191,622	2,596,692
Banco de Sabadell SA	205,695	573,477
Banco Santander SA	700,516	4,688,499
CaixaBank SA	288,167	2,233,110
Cellnex Telecom SA (a) (d)	5,124	181,712
Endesa SA	35,533	940,378
Grifols SA (a) (b)	8,213	72,730
Iberdrola SA	309,565	4,995,821
Industria de Diseno Textil SA	125,050	6,193,376
Redeia Corp. SA	135,739	2,721,366
Repsol SA	157,910	2,098,066
Telefonica SA (b)	154,632	727,264
		30,083,475
SWEDEN — 2.5%
AddTech AB Class B	13,015	379,368
Alfa Laval AB	13,168	562,240
Assa Abloy AB Class B	43,801	1,307,694
Atlas Copco AB Class A	126,575	2,008,547
Atlas Copco AB Class B	112,683	1,574,405
Security Description	Shares	Value
Boliden AB	15,021	$489,430
Epiroc AB Class A	32,592	652,482
Epiroc AB Class B	18,489	323,945
Essity AB Class B (b)	30,126	855,936
Evolution AB (d)	9,948	738,789
H & M Hennes & Mauritz AB Class B (b)	9,030	118,526
Hexagon AB Class B	91,543	971,923
Industrivarden AB Class C	6,700	245,053
Indutrade AB	11,481	316,596
Investment AB Latour Class B	7,700	208,730
Investor AB Class B	93,823	2,786,642
L E Lundbergforetagen AB Class B	2,378	118,840
Lifco AB Class B (b)	10,243	361,790
Nibe Industrier AB Class B	20,656	77,997
Sandvik AB	53,761	1,123,912
Securitas AB Class B	13,509	190,899
Skandinaviska Enskilda Banken AB Class A (a) (b)	38,125	624,341
Skanska AB Class B (a)	10,206	224,438
SKF AB Class B (a) (b)	17,592	354,113
Svenska Cellulosa AB SCA Class B (a) (b)	8,078	106,352
Svenska Handelsbanken AB Class A (b)	39,816	448,495
Swedbank AB Class A (b)	25,127	570,073
Tele2 AB Class B	9,315	125,698
Telefonaktiebolaget LM Ericsson Class B (b)	133,979	1,036,076
Telia Co. AB	71,946	259,920
Volvo AB Class B (a) (b)	90,228	2,633,607
		21,796,857
SWITZERLAND — 6.3%
ABB Ltd.	85,251	4,357,220
Avolta AG	1,884	81,855
Baloise Holding AG	5,665	1,185,824
Banque Cantonale Vaudoise (b)	10,247	1,116,486
Barry Callebaut AG (b)	75	99,350
BKW AG	7,130	1,245,886
Chocoladefabriken Lindt & Spruengli AG (e)	83	1,120,113
Chocoladefabriken Lindt & Spruengli AG (e)	6	785,307
Cie Financiere Richemont SA Class A	24,052	4,157,958
DSM-Firmenich AG	1,989	196,289
EMS-Chemie Holding AG	1,408	954,846
Galderma Group AG (a) (b)	2,047	216,488
Geberit AG	1,851	1,150,664
Givaudan SA	659	2,828,914
Helvetia Holding AG	4,801	991,402
Julius Baer Group Ltd. (b)	3,546	243,280
Kuehne & Nagel International AG (b)	7,580	1,743,464
Logitech International SA	10,117	845,265

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Lonza Group AG	533	$326,638
Partners Group Holding AG	1,240	1,746,301
Sandoz Group AG	10,388	434,893
Schindler Holding AG (e)	2,027	631,869
Schindler Holding AG (e)	7,892	2,381,649
SGS SA	20,104	1,997,789
SIG Group AG (b)	3,843	70,844
Sika AG	6,392	1,540,293
Sonova Holding AG	2,470	716,084
Straumann Holding AG (b)	6,403	766,768
Swatch Group AG Bearer Shares (b)	909	155,858
Swiss Life Holding AG	326	295,878
Swiss Prime Site AG	22,375	2,746,454
Swisscom AG	8,186	4,714,063
Temenos AG	2,776	213,671
UBS Group AG	74,640	2,266,829
VAT Group AG (d)	1,468	522,324
Zurich Insurance Group AG	14,058	9,771,879
		54,620,695
UNITED KINGDOM — 10.9%
3i Group PLC	17,672	824,815
Admiral Group PLC	14,392	529,430
Ashtead Group PLC	19,834	1,061,407
Associated British Foods PLC	6,420	158,274
AstraZeneca PLC	99,138	14,400,892
Auto Trader Group PLC (d)	55,226	530,488
Aviva PLC	55,396	396,981
BAE Systems PLC	370,369	7,455,252
Barclays PLC	614,596	2,283,089
Barratt Redrow PLC	35,079	191,482
British American Tobacco PLC	56,477	2,319,606
BT Group PLC (b)	283,277	606,414
Bunzl PLC	41,006	1,569,860
Centrica PLC	285,462	550,295
CK Hutchison Holdings Ltd.	349,000	1,962,489
Coca-Cola Europacific Partners PLC	7,780	677,093
Compass Group PLC	138,989	4,580,085
Croda International PLC	1,762	66,478
DCC PLC	3,190	211,845
Diageo PLC	113,745	2,957,617
Entain PLC	12,613	94,067
Halma PLC	17,459	581,634
HSBC Holdings PLC	583,465	6,581,409
Imperial Brands PLC	53,460	1,976,951
Informa PLC	13,764	136,691
InterContinental Hotels Group PLC	324	34,510
Intertek Group PLC	8,881	573,731
J Sainsbury PLC	87,121	264,486
JD Sports Fashion PLC	154,897	135,755
Kingfisher PLC	64,437	210,675
Land Securities Group PLC REIT	18,150	128,849
Legal & General Group PLC	125,657	393,802
Security Description	Shares	Value
Lloyds Banking Group PLC	2,630,423	$2,447,275
London Stock Exchange Group PLC	8,015	1,185,579
M&G PLC	72,454	185,637
Marks & Spencer Group PLC	40,795	187,193
Melrose Industries PLC	10,289	63,096
National Grid PLC	180,937	2,357,632
NatWest Group PLC	226,319	1,319,804
Next PLC	6,811	974,516
Pearson PLC	54,002	848,984
Reckitt Benckiser Group PLC	39,643	2,676,151
RELX PLC	144,711	7,234,214
Rentokil Initial PLC	21,833	97,957
Rolls-Royce Holdings PLC (a)	26,501	256,204
Sage Group PLC	55,907	870,995
Schroders PLC (b)	42,239	189,621
Segro PLC REIT	15,691	139,909
Severn Trent PLC	1,099	35,903
Smith & Nephew PLC	14,608	204,580
Smiths Group PLC	17,160	427,703
Spirax Group PLC	3,400	271,213
SSE PLC	20,054	412,602
Standard Chartered PLC	82,313	1,210,668
Tesco PLC	409,072	1,754,577
Unilever PLC	207,601	12,353,007
United Utilities Group PLC	6,332	82,425
Vodafone Group PLC	1,530,809	1,440,426
Whitbread PLC	2,942	92,998
Wise PLC Class A (a)	37,890	462,167
WPP PLC	67,078	503,209
		94,732,697
UNITED STATES — 12.2%
Alcon AG	6,473	608,853
BP PLC	1,029,812	5,796,774
CSL Ltd.	26,120	4,057,451
Experian PLC	42,344	1,950,110
GSK PLC	438,205	8,269,268
Haleon PLC	341,453	1,724,579
Holcim AG	14,697	1,569,784
James Hardie Industries PLC CDI (a)	22,070	529,212
Nestle SA	184,920	18,672,792
Novartis AG	150,138	16,602,997
Qiagen NV (a)	40,806	1,616,585
Roche Holding AG	53,842	17,678,554
Roche Holding AG Bearer Shares	4,262	1,475,984
Sanofi SA	54,881	6,042,071
Schneider Electric SE	22,099	5,030,888
Shell PLC	268,185	9,779,019
Spotify Technology SA (a)	100	55,003
Stellantis NV (b)	195,059	2,162,233
Swiss Re AG	10,406	1,764,227

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Tenaris SA	8,892	$173,469
		105,559,853
TOTAL COMMON STOCKS (Cost $786,491,132)		857,652,213

SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	21,876	21,876
State Street Navigator Securities Lending Portfolio II (h) (i)	37,679,478	37,679,478
TOTAL SHORT-TERM INVESTMENTS (Cost $37,701,354)		37,701,354
TOTAL INVESTMENTS — 103.3% (Cost $824,192,486)		895,353,567
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(28,205,276)
NET ASSETS — 100.0%		$867,148,291

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$857,652,213	$—	$—	$857,652,213
Short-Term Investments	37,701,354	—	—	37,701,354
TOTAL INVESTMENTS	$895,353,567	$—	$—	$895,353,567
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	20.3%
Industrials	15.8
Health Care	14.5
Consumer Staples	10.8
Consumer Discretionary	9.2
Information Technology	7.0
Communication Services	5.9
Materials	5.3
Energy	4.5
Utilities	4.2
Real Estate	1.4
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,962	$18,962	$13,691,563	$13,688,649	$—	$—	21,876	$21,876	$9,108
State Street Navigator Securities Lending Portfolio II	20,178,837	20,178,837	99,623,761	82,123,120	—	—	37,679,478	37,679,478	55,200
Total		$20,197,799	$113,315,324	$95,811,769	$—	$—		$37,701,354	$64,308
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
BRAZIL — 3.8%
Ambev SA	52,192	$123,016
B3 SA - Brasil Bolsa Balcao	59,916	126,995
Banco Bradesco SA	17,600	34,876
Banco Bradesco SA Preference Shares	58,582	129,588
Banco BTG Pactual SA	13,004	76,512
Banco do Brasil SA	19,000	93,513
BB Seguridade Participacoes SA	7,721	54,325
BRF SA	4,800	16,493
Caixa Seguridade Participacoes SA	6,600	17,181
CCR SA	11,100	22,558
Centrais Eletricas Brasileiras SA	13,430	95,643
Centrais Eletricas Brasileiras SA Preference Shares	2,620	20,319
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,300	94,384
Cia Energetica de Minas Gerais Preference Shares	20,000	35,826
Cia Paranaense de Energia - Copel Class B, Preference Shares	12,000	21,810
Cia Siderurgica Nacional SA	7,365	12,177
Cosan SA	13,464	17,372
CPFL Energia SA	2,500	16,455
Embraer SA (a)	7,800	89,539
Energisa SA	2,700	18,856
Engie Brasil Energia SA	2,300	15,500
Equatorial Energia SA	13,069	73,016
Gerdau SA Preference Shares	14,804	41,820
Hapvida Participacoes e Investimentos SA (a) (b)	51,404	19,834
Hypera SA	4,200	14,204
Itau Unibanco Holding SA Preference Shares	57,695	316,395
Itausa SA Preference Shares	62,883	103,750
Klabin SA	9,151	29,813
Localiza Rent a Car SA	10,163	59,601
Natura & Co. Holding SA	9,155	15,968
NU Holdings Ltd. Class A (a)	31,900	326,656
Raia Drogasil SA	14,200	47,229
Rede D'Or Sao Luiz SA (b)	8,800	43,327
Rumo SA	14,328	40,575
Suzano SA	7,483	69,164
Telefonica Brasil SA	4,516	39,289
TIM SA	9,400	29,541
TOTVS SA	6,117	35,638
Ultrapar Participacoes SA	8,000	23,898
Vale SA	36,921	365,494
Vibra Energia SA	11,100	34,457
WEG SA	18,155	143,525
XP, Inc. Class A	4,000	55,000
		3,061,132
Security Description	Shares	Value
CHILE — 0.5%
Banco de Chile	501,694	$66,139
Banco de Credito e Inversiones SA	965	35,570
Banco Santander Chile	727,926	41,299
Cencosud SA	14,095	42,938
Empresas CMPC SA	12,416	20,346
Empresas Copec SA	4,304	29,613
Enel Americas SA	236,799	22,984
Enel Chile SA	305,343	20,027
Falabella SA	9,583	39,863
Latam Airlines Group SA	1,667,721	26,068
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,542	61,228
		406,075
CHINA — 31.6%
360 Security Technology, Inc. Class A	4,700	6,714
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,500	3,076
AAC Technologies Holdings, Inc.	8,000	48,430
Advanced Micro-Fabrication Equipment, Inc. China Class A	411	10,428
AECC Aero-Engine Control Co. Ltd. Class A	900	2,367
AECC Aviation Power Co. Ltd. Class A	1,800	8,970
Agricultural Bank of China Ltd. Class A	54,300	38,712
Agricultural Bank of China Ltd. Class H	299,000	179,854
Aier Eye Hospital Group Co. Ltd. Class A	4,980	9,102
Air China Ltd. Class A (a)	7,700	7,545
Airtac International Group	1,092	27,331
Akeso, Inc. (a) (b)	6,000	58,764
Alibaba Group Holding Ltd.	164,600	2,707,968
Alibaba Group Holding Ltd. ADR	1,526	201,783
Alibaba Health Information Technology Ltd. (a) (c)	62,000	37,533
Anhui Conch Cement Co. Ltd. Class A	2,600	8,692
Anhui Conch Cement Co. Ltd. Class H	13,500	38,173
Anhui Gujing Distillery Co. Ltd. Class A	300	7,029
Anhui Gujing Distillery Co. Ltd. Class B	1,200	18,894
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,400	6,937
Anhui Yingjia Distillery Co. Ltd. Class A	400	2,979
Anker Innovations Technology Co. Ltd. Class A	400	5,677
ANTA Sports Products Ltd.	13,695	150,322

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Autohome, Inc. ADR	621	$17,214
Avary Holding Shenzhen Co. Ltd. Class A	1,500	7,490
AviChina Industry & Technology Co. Ltd. Class H (c)	27,000	13,534
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	3,700	4,379
Baidu, Inc. Class A (a)	24,712	285,702
Bank of Beijing Co. Ltd. Class A	14,000	11,638
Bank of Chengdu Co. Ltd. Class A	2,500	5,915
Bank of China Ltd. Class A	23,300	17,958
Bank of China Ltd. Class H	770,509	464,466
Bank of Communications Co. Ltd. Class A	26,000	26,659
Bank of Communications Co. Ltd. Class H	97,000	86,773
Bank of Hangzhou Co. Ltd. Class A	3,900	7,751
Bank of Jiangsu Co. Ltd. Class A	12,200	15,951
Bank of Nanjing Co. Ltd. Class A	7,000	9,952
Bank of Ningbo Co. Ltd. Class A	4,400	15,636
Bank of Shanghai Co. Ltd. Class A	9,400	12,743
Baoshan Iron & Steel Co. Ltd. Class A	14,600	14,468
BeiGene Ltd. (a)	7,703	164,549
Beijing Enterprises Water Group Ltd.	44,000	12,668
Beijing Kingsoft Office Software, Inc. Class A	306	12,597
Beijing New Building Materials PLC Class A	1,100	4,406
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,300	3,628
Beijing Tong Ren Tang Co. Ltd. Class A	900	4,532
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	700	6,173
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	32,500	24,914
Bilibili, Inc. Class Z (a) (c)	2,555	48,832
BOC Aviation Ltd. (b)	2,300	17,944
BOE Technology Group Co. Ltd. Class A	24,500	13,993
Bosideng International Holdings Ltd.	40,000	20,513
BYD Co. Ltd. Class A	1,200	61,917
BYD Co. Ltd. Class H	13,136	663,190
BYD Electronic International Co. Ltd. (c)	8,500	44,028
C&D International Investment Group Ltd.	8,000	16,657
Caitong Securities Co. Ltd. Class A	3,110	3,339
Cambricon Technologies Corp. Ltd. Class A (a)	276	23,665
CGN Power Co. Ltd. Class A	10,400	5,196
Security Description	Shares	Value
CGN Power Co. Ltd. Class H (b)	117,000	$36,542
Changchun High-Tech Industry Group Co. Ltd. Class A	300	4,038
Chaozhou Three-Circle Group Co. Ltd. Class A	1,300	7,092
China CITIC Bank Corp. Ltd. Class H	99,000	77,492
China Communications Services Corp. Ltd. Class H	26,000	14,236
China Construction Bank Corp. Class A	6,400	7,778
China Construction Bank Corp. Class H	1,043,340	922,610
China CSSC Holdings Ltd. Class A	3,000	12,593
China Eastern Airlines Corp. Ltd. Class A (a)	11,300	5,645
China Energy Engineering Corp. Ltd. Class A	21,500	6,717
China Everbright Bank Co. Ltd. Class A	30,700	15,971
China Everbright Bank Co. Ltd. Class H	35,000	14,260
China Feihe Ltd. (b)	40,000	30,179
China Galaxy Securities Co. Ltd. Class A	4,800	10,980
China Galaxy Securities Co. Ltd. Class H	39,000	38,798
China Greatwall Technology Group Co. Ltd. Class A (a)	2,100	4,069
China Hongqiao Group Ltd. (c)	31,500	64,779
China International Capital Corp. Ltd. Class A	1,900	9,029
China International Capital Corp. Ltd. Class H (b)	17,600	32,846
China Jushi Co. Ltd. Class A	2,700	4,794
China Life Insurance Co. Ltd. Class A	1,800	9,315
China Life Insurance Co. Ltd. Class H	80,000	154,236
China Literature Ltd. (a) (b) (c)	4,400	14,562
China Longyuan Power Group Corp. Ltd. Class H (c)	35,000	28,026
China Mengniu Dairy Co. Ltd.	34,000	83,904
China Merchants Bank Co. Ltd. Class A	13,700	81,624
China Merchants Bank Co. Ltd. Class H	42,000	247,780
China Merchants Energy Shipping Co. Ltd. Class A	5,400	4,846
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	3,800	6,924
China Merchants Port Holdings Co. Ltd.	13,989	24,093
China Merchants Securities Co. Ltd. Class A	4,900	11,984

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,000	$7,572
China Minsheng Banking Corp. Ltd. Class A	23,500	12,614
China Minsheng Banking Corp. Ltd. Class H	73,300	32,974
China National Building Material Co. Ltd. Class H	36,554	18,840
China National Chemical Engineering Co. Ltd. Class A	4,000	3,958
China National Nuclear Power Co. Ltd. Class A	12,500	15,845
China National Software & Service Co. Ltd. Class A (a)	600	3,567
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,400	7,485
China Oilfield Services Ltd. Class H	20,000	16,478
China Overseas Land & Investment Ltd.	42,500	75,929
China Pacific Insurance Group Co. Ltd. Class A	4,500	19,918
China Pacific Insurance Group Co. Ltd. Class H	28,400	89,249
China Railway Group Ltd. Class A	13,600	10,351
China Railway Group Ltd. Class H	46,000	20,279
China Railway Signal & Communication Corp. Ltd. Class A	4,757	3,686
China Resources Beer Holdings Co. Ltd.	18,000	65,010
China Resources Gas Group Ltd.	10,200	30,415
China Resources Land Ltd.	35,500	117,720
China Resources Microelectronics Ltd. Class A	876	5,401
China Resources Mixc Lifestyle Services Ltd. (b)	6,600	29,139
China Resources Pharmaceutical Group Ltd. (b)	21,000	13,658
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	900	5,216
China Ruyi Holdings Ltd. (a) (c)	68,000	20,889
China Southern Airlines Co. Ltd. Class A (a)	7,400	5,785
China State Construction Engineering Corp. Ltd. Class A	27,600	19,980
China State Construction International Holdings Ltd.	22,000	28,446
China Taiping Insurance Holdings Co. Ltd.	15,830	24,049
China Three Gorges Renewables Group Co. Ltd. Class A	19,000	11,061
China Tourism Group Duty Free Corp. Ltd. Class A	1,300	10,771
China Tower Corp. Ltd. Class H (b)	47,600	63,994
Security Description	Shares	Value
China United Network Communications Ltd. Class A	21,100	$16,146
China Vanke Co. Ltd. Class A (a)	6,400	6,210
China Vanke Co. Ltd. Class H (a) (c)	22,900	16,306
China XD Electric Co. Ltd. Class A	3,400	3,102
China Yangtze Power Co. Ltd. Class A	16,200	62,005
China Zheshang Bank Co. Ltd. Class A	14,300	5,786
Chongqing Changan Automobile Co. Ltd. Class A	5,500	9,863
Chongqing Rural Commercial Bank Co. Ltd. Class A	5,900	4,937
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,600	5,344
Chow Tai Fook Jewellery Group Ltd. (c)	23,200	26,270
CITIC Securities Co. Ltd. Class A	8,400	30,659
CITIC Securities Co. Ltd. Class H	16,750	43,596
CMOC Group Ltd. Class A	11,700	12,238
CMOC Group Ltd. Class H	42,000	34,549
CNPC Capital Co. Ltd. Class A	5,600	4,917
Contemporary Amperex Technology Co. Ltd. Class A	2,880	100,258
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,300	3,552
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	14,000	11,336
COSCO SHIPPING Holdings Co. Ltd. Class A	8,500	17,021
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	31,850	50,107
CRRC Corp. Ltd. Class A	16,100	15,644
CRRC Corp. Ltd. Class H	48,000	29,860
CSC Financial Co. Ltd. Class A	2,900	9,643
CSPC Pharmaceutical Group Ltd.	90,640	57,551
Daqin Railway Co. Ltd. Class A	12,100	10,891
Dongfang Electric Corp. Ltd. Class A	1,800	3,709
East Money Information Co. Ltd. Class A	10,416	32,369
Eastroc Beverage Group Co. Ltd. Class A	300	10,280
Empyrean Technology Co. Ltd. Class A	300	4,767
ENN Energy Holdings Ltd.	8,600	70,964
ENN Natural Gas Co. Ltd. Class A	1,700	4,583
Eoptolink Technology, Inc. Ltd. Class A	500	6,752
Eve Energy Co. Ltd. Class A	1,200	7,780
Everbright Securities Co. Ltd. Class A	2,600	6,101
Far East Horizon Ltd.	21,000	17,193
Flat Glass Group Co. Ltd. Class A	1,300	3,185
Focus Media Information Technology Co. Ltd. Class A	9,600	9,275

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,888	$16,129
Founder Securities Co. Ltd. Class A	5,500	5,897
Foxconn Industrial Internet Co. Ltd. Class A	8,600	23,507
Fuyao Glass Industry Group Co. Ltd. Class A	1,300	10,479
Fuyao Glass Industry Group Co. Ltd. Class H (b)	6,800	48,507
Ganfeng Lithium Group Co. Ltd. Class A	1,020	4,749
GCL Technology Holdings Ltd. (a) (c)	237,000	29,852
Geely Automobile Holdings Ltd.	65,000	139,018
Genscript Biotech Corp. (a)	12,000	19,064
GF Securities Co. Ltd. Class A	3,900	8,652
Giant Biogene Holding Co. Ltd. (b)	3,400	30,787
GigaDevice Semiconductor, Inc. Class A (a)	400	6,434
GoerTek, Inc. Class A	2,300	8,275
Goldwind Science & Technology Co. Ltd. Class A	2,239	2,736
Goneo Group Co. Ltd. Class A	400	3,964
Gotion High-tech Co. Ltd. Class A	1,200	3,597
Great Wall Motor Co. Ltd. Class A	1,600	5,747
Great Wall Motor Co. Ltd. Class H	25,713	44,946
Gree Electric Appliances, Inc. of Zhuhai Class A	1,900	11,888
GRG Banking Equipment Co. Ltd. Class A	1,600	2,918
Guangdong Haid Group Co. Ltd. Class A	1,100	7,562
Guangdong Investment Ltd.	32,801	24,115
Guangzhou Automobile Group Co. Ltd. Class A	3,300	3,851
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,460
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,300	3,335
Guosen Securities Co. Ltd. Class A	4,200	5,931
Guotai Junan Securities Co. Ltd. Class A	8,968	21,229
Guotai Junan Securities Co. Ltd. Class H (b)	41,400	60,022
H World Group Ltd. ADR	2,204	81,570
Haidilao International Holding Ltd. (b)	18,000	40,626
Haier Smart Home Co. Ltd. Class A	4,100	15,427
Haier Smart Home Co. Ltd. Class H	26,800	86,115
Hainan Airlines Holding Co. Ltd. Class A (a)	28,400	5,472
Security Description	Shares	Value
Hainan Airport Infrastructure Co. Ltd. Class A (a)	7,600	$3,786
Haitian International Holdings Ltd.	7,000	18,489
Hangzhou First Applied Material Co. Ltd. Class A	1,696	3,284
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	1,100	3,650
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,399
Hansoh Pharmaceutical Group Co. Ltd. (b)	12,000	37,788
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,300	8,537
Hengan International Group Co. Ltd.	7,000	19,524
Hengli Petrochemical Co. Ltd. Class A	5,200	11,000
Hengtong Optic-electric Co. Ltd. Class A	1,600	3,664
Hisense Home Appliances Group Co. Ltd. Class A	600	2,453
Hisense Home Appliances Group Co. Ltd. Class H (c)	4,000	13,419
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,723
Hoshine Silicon Industry Co. Ltd. Class A	500	3,775
Hua Hong Semiconductor Ltd. (b) (c)	7,000	27,936
Huadong Medicine Co. Ltd. Class A	1,200	6,061
Huaneng Lancang River Hydropower, Inc. Class A	3,600	4,538
Huaneng Power International, Inc. Class A	6,100	5,810
Huaneng Power International, Inc. Class H	46,000	26,665
Huatai Securities Co. Ltd. Class A	4,800	10,927
Huatai Securities Co. Ltd. Class H (b)	14,200	22,778
Huaxia Bank Co. Ltd. Class A	8,800	9,483
Huayu Automotive Systems Co. Ltd. Class A	2,100	5,220
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	6,216
Hundsun Technologies, Inc. Class A	1,300	5,017
Hygon Information Technology Co. Ltd. Class A	1,467	28,529
IEIT Systems Co. Ltd. Class A	1,000	7,360
Iflytek Co. Ltd. Class A	1,500	9,821
Imeik Technology Development Co. Ltd. Class A	200	4,940
Industrial & Commercial Bank of China Ltd. Class A	40,100	38,025
Industrial & Commercial Bank of China Ltd. Class H	752,857	536,075
Industrial Bank Co. Ltd. Class A	13,200	39,241

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Industrial Securities Co. Ltd. Class A	5,700	$4,613
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	30,100	7,415
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	5,600	4,231
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,200	16,231
Innovent Biologics, Inc. (a) (b)	13,500	80,858
Isoftstone Information Technology Group Co. Ltd. Class A	600	4,737
JA Solar Technology Co. Ltd. Class A	1,776	2,818
JCET Group Co. Ltd. Class A	1,200	5,782
JD Health International, Inc. (a) (b)	12,300	52,407
JD Logistics, Inc. (a) (b)	22,100	35,677
JD.com, Inc. Class A	26,784	553,561
Jiangsu Eastern Shenghong Co. Ltd. Class A	4,400	5,020
Jiangsu Expressway Co. Ltd. Class H	14,000	16,627
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	9,852
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	4,192	28,386
Jiangsu King's Luck Brewery JSC Ltd. Class A	800	5,822
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	10,494
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,300	4,609
Jiangxi Copper Co. Ltd. Class A	1,400	4,439
Jiangxi Copper Co. Ltd. Class H	12,000	21,069
Jinko Solar Co. Ltd. Class A	6,625	5,908
Kanzhun Ltd. ADR (a)	2,928	56,130
KE Holdings, Inc. ADR	7,041	141,454
Kingdee International Software Group Co. Ltd. (a)	34,000	57,509
Kingsoft Corp. Ltd.	10,400	50,327
Kuaishou Technology (a) (b)	28,900	201,884
Kuang-Chi Technologies Co. Ltd. Class A	1,400	7,285
Kunlun Tech Co. Ltd. Class A	800	3,794
Kweichow Moutai Co. Ltd. Class A	800	171,871
LB Group Co. Ltd. Class A	1,600	3,920
Lenovo Group Ltd.	85,880	115,680
Lens Technology Co. Ltd. Class A	3,300	11,504
Li Auto, Inc. Class A (a)	13,604	173,191
Li Ning Co. Ltd.	25,000	51,155
Lingyi iTech Guangdong Co. Class A	4,600	5,730
Longfor Group Holdings Ltd. (b) (c)	23,167	29,211
LONGi Green Energy Technology Co. Ltd. Class A	4,980	10,864
Security Description	Shares	Value
Luxshare Precision Industry Co. Ltd. Class A	4,829	$27,176
Luzhou Laojiao Co. Ltd. Class A	900	16,068
Mango Excellent Media Co. Ltd. Class A	1,200	4,567
Maxscend Microelectronics Co. Ltd. Class A	288	3,177
Meituan Class B (a) (b)	53,759	1,076,520
Metallurgical Corp. of China Ltd. Class A	11,800	4,905
Midea Group Co. Ltd. (a)	3,200	32,492
Midea Group Co. Ltd. Class A	2,300	24,849
MINISO Group Holding Ltd.	4,200	19,407
MMG Ltd. (a)	48,000	16,534
Montage Technology Co. Ltd. Class A	757	8,156
Muyuan Foods Co. Ltd. Class A	3,586	19,115
NARI Technology Co. Ltd. Class A	5,336	16,083
National Silicon Industry Group Co. Ltd. Class A	1,819	4,649
NAURA Technology Group Co. Ltd. Class A	300	17,176
NetEase, Inc.	20,930	425,040
New China Life Insurance Co. Ltd. Class A	1,400	9,923
New China Life Insurance Co. Ltd. Class H	10,300	39,252
New Hope Liuhe Co. Ltd. Class A (a)	3,000	3,823
New Oriental Education & Technology Group, Inc.	16,200	76,104
Ningbo Deye Technology Co. Ltd. Class A	400	5,035
Ningbo Orient Wires & Cables Co. Ltd. Class A	300	2,011
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	3,663
Ningbo Tuopu Group Co. Ltd. Class A	1,100	8,746
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,900	9,799
NIO, Inc. Class A (a) (c)	15,642	58,203
Nongfu Spring Co. Ltd. Class H (b) (c)	22,200	96,301
OFILM Group Co. Ltd. Class A (a)	2,200	3,703
Orient Securities Co. Ltd. Class A	4,900	6,366
PDD Holdings, Inc. ADR (a)	7,537	892,004
People's Insurance Co. Group of China Ltd. Class A	6,300	5,913
People's Insurance Co. Group of China Ltd. Class H	93,000	48,052
Pharmaron Beijing Co. Ltd. Class A	750	2,779
PICC Property & Casualty Co. Ltd. Class H	76,000	140,468
Ping An Bank Co. Ltd. Class A	12,100	18,751
Ping An Insurance Group Co. of China Ltd. Class A	7,100	50,451

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	72,500	$431,442
Poly Developments & Holdings Group Co. Ltd. Class A	7,900	8,981
Pop Mart International Group Ltd. (b)	6,000	120,689
Postal Savings Bank of China Co. Ltd. Class A	19,300	13,839
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	88,000	54,404
Power Construction Corp. of China Ltd. Class A	11,400	7,515
Qifu Technology, Inc. ADR	1,289	57,889
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,600	8,205
Range Intelligent Computing Technology Group Co. Ltd. Class A	900	7,078
Rongsheng Petrochemical Co. Ltd. Class A	6,700	7,939
SAIC Motor Corp. Ltd. Class A	5,100	11,083
Sailun Group Co. Ltd. Class A	2,200	4,369
Sanan Optoelectronics Co. Ltd. Class A	3,300	5,400
Sany Heavy Industry Co. Ltd. Class A	5,600	14,698
Satellite Chemical Co. Ltd. Class A	2,200	6,961
SDIC Capital Co. Ltd. Class A	4,300	4,184
SDIC Power Holdings Co. Ltd. Class A	4,900	9,731
Seres Group Co. Ltd. Class A	1,100	19,059
SF Holding Co. Ltd. Class A	3,200	18,991
SG Micro Corp. Class A	300	3,603
Shandong Gold Mining Co. Ltd. Class A	2,400	8,879
Shandong Gold Mining Co. Ltd. Class H (b)	8,500	20,211
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,400	4,258
Shandong Nanshan Aluminum Co. Ltd. Class A	7,800	4,090
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	27,600	21,143
Shanghai Baosight Software Co. Ltd. Class A	1,411	5,921
Shanghai Baosight Software Co. Ltd. Class B	8,000	14,200
Shanghai Electric Group Co. Ltd. Class A (a)	8,400	8,833
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,400	4,784
Shanghai International Airport Co. Ltd. Class A	800	3,560
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,800	4,595
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,600	10,940
Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	19,400	$27,848
Shanghai RAAS Blood Products Co. Ltd. Class A	4,400	4,154
Shanghai Rural Commercial Bank Co. Ltd. Class A	6,400	7,346
Shanghai United Imaging Healthcare Co. Ltd. Class A	546	9,167
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,000	3,421
Shanjin International Gold Co. Ltd. Class A	1,800	4,756
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	24,773
Shengyi Technology Co. Ltd. Class A	1,600	5,992
Shennan Circuits Co. Ltd. Class A	300	5,205
Shenwan Hongyuan Group Co. Ltd. Class A	14,900	10,110
Shenzhen Inovance Technology Co. Ltd. Class A	900	8,444
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	25,764
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	4,006
Shenzhen Transsion Holdings Co. Ltd. Class A	748	9,332
Shenzhou International Group Holdings Ltd.	9,143	68,629
Sichuan Chuantou Energy Co. Ltd. Class A	3,200	7,064
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,100	4,879
Sichuan Road & Bridge Group Co. Ltd. Class A	3,800	4,153
Sieyuan Electric Co. Ltd. Class A	500	5,230
Silergy Corp.	4,000	45,479
Sinopharm Group Co. Ltd. Class H	14,800	34,316
Sinotruk Hong Kong Ltd.	7,500	20,340
Smoore International Holdings Ltd. (b) (c)	20,000	34,086
SooChow Securities Co. Ltd. Class A	3,290	3,532
Spring Airlines Co. Ltd. Class A	600	4,292
Sungrow Power Supply Co. Ltd. Class A	1,340	12,801
Sunny Optical Technology Group Co. Ltd.	7,900	72,448
Sunwoda Electronic Co. Ltd. Class A	1,200	3,660
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,100	4,957
Suzhou TFC Optical Communication Co. Ltd. Class A	300	3,494

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TAL Education Group ADR (a)	4,511	$59,590
TCL Technology Group Corp. Class A	12,400	7,594
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,700	3,304
Tencent Holdings Ltd.	70,495	4,503,170
Tencent Music Entertainment Group ADR	8,283	119,358
Tianfeng Securities Co. Ltd. Class A (a)	5,700	3,311
Tianqi Lithium Corp. Class A	1,000	4,173
Tingyi Cayman Islands Holding Corp.	20,000	33,572
Tongcheng Travel Holdings Ltd.	13,600	36,621
TongFu Microelectronics Co. Ltd. Class A	1,000	3,684
Tongling Nonferrous Metals Group Co. Ltd. Class A	8,500	4,013
Tongwei Co. Ltd. Class A	3,000	7,899
TravelSky Technology Ltd. Class H	10,000	14,858
Trina Solar Co. Ltd. Class A	1,171	2,712
Trip.com Group Ltd.	6,690	424,945
Tsingtao Brewery Co. Ltd. Class A	500	5,248
Tsingtao Brewery Co. Ltd. Class H (c)	6,000	43,186
Unigroup Guoxin Microelectronics Co. Ltd. Class A	600	5,429
Unisplendour Corp. Ltd. Class A	1,900	7,170
Vipshop Holdings Ltd. ADR (a)	3,792	59,459
Wanhua Chemical Group Co. Ltd. Class A	2,000	18,500
Want Want China Holdings Ltd.	52,000	32,749
Weichai Power Co. Ltd. Class A	4,500	10,163
Weichai Power Co. Ltd. Class H	21,000	44,212
Wens Foodstuff Group Co. Ltd. Class A	4,400	10,095
Will Semiconductor Co. Ltd. Shanghai Class A	720	13,152
Wingtech Technology Co. Ltd. Class A	600	2,690
Wuliangye Yibin Co. Ltd. Class A	2,542	45,953
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,300	5,869
WuXi AppTec Co. Ltd. Class A	1,672	15,491
WuXi AppTec Co. Ltd. Class H (b)	3,380	30,063
Wuxi Biologics Cayman, Inc. (a) (b)	38,000	132,116
XCMG Construction Machinery Co. Ltd. Class A	7,800	9,254
Xiaomi Corp. Class B (a) (b)	179,000	1,131,936
Xinjiang Daqo New Energy Co. Ltd. Class A	1,184	3,161
Xinyi Solar Holdings Ltd. (c)	57,281	22,087
XPeng, Inc. Class A (a)	13,690	138,654
Yadea Group Holdings Ltd. (b) (c)	13,130	25,483
Security Description	Shares	Value
Yealink Network Technology Corp. Ltd. Class A	800	$4,496
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,100	4,763
Yonyou Network Technology Co. Ltd. Class A (a)	2,300	4,767
YTO Express Group Co. Ltd. Class A	2,300	4,020
Yum China Holdings, Inc.	4,100	213,446
Yunnan Aluminium Co. Ltd. Class A	2,300	5,489
Yunnan Baiyao Group Co. Ltd. Class A	1,200	9,381
Yunnan Energy New Material Co. Ltd. Class A	500	2,119
Yutong Bus Co. Ltd. Class A	1,500	5,473
Zangge Mining Co. Ltd. Class A	1,000	4,933
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,134
Zhaojin Mining Industry Co. Ltd. Class H (c)	16,000	31,834
Zhejiang China Commodities City Group Co. Ltd. Class A	3,600	7,546
Zhejiang Chint Electrics Co. Ltd. Class A	1,400	4,538
Zhejiang Dahua Technology Co. Ltd. Class A	2,200	5,153
Zhejiang Expressway Co. Ltd. Class H	18,000	14,668
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,150	5,392
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	3,961
Zhejiang Juhua Co. Ltd. Class A	1,800	6,121
Zhejiang Leapmotor Technology Co. Ltd. (a) (b)	5,500	35,522
Zhejiang NHU Co. Ltd. Class A	2,056	6,333
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,200	4,761
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,400	3,403
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,400	5,805
Zheshang Securities Co. Ltd. Class A	2,600	4,069
Zhongji Innolight Co. Ltd. Class A	720	9,775
Zhongjin Gold Corp. Ltd. Class A	3,200	6,197
Zhongsheng Group Holdings Ltd.	9,000	15,825
Zhongtai Securities Co. Ltd. Class A	4,600	4,064
Zhuzhou CRRC Times Electric Co. Ltd. Class A	575	3,741
Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,400	22,349
Zijin Mining Group Co. Ltd. Class A	13,600	33,916

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H	62,000	$140,889
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,700	4,864
ZTE Corp. Class A	2,700	12,716
ZTE Corp. Class H (c)	8,800	26,976
ZTO Express Cayman, Inc.	4,686	92,452
		25,427,307
COLOMBIA — 0.1%
Bancolombia SA	2,813	31,535
Bancolombia SA Preference Shares	4,990	50,156
Interconexion Electrica SA ESP	4,890	22,278
		103,969
CZECH REPUBLIC — 0.1%
Komercni Banka AS	839	40,510
Moneta Money Bank AS (b)	2,820	17,846
		58,356
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	25,189	41,068
Eastern Co. SAE	14,899	9,796
Talaat Moustafa Group	9,110	9,566
		60,430
GREECE — 0.5%
Alpha Services & Holdings SA	23,801	56,561
Eurobank Ergasias Services & Holdings SA Class A	27,603	73,558
Hellenic Telecommunications Organization SA	1,822	29,522
Jumbo SA	1,276	34,899
Metlen Energy & Metals SA	1,141	50,040
National Bank of Greece SA	9,591	97,904
OPAP SA	2,042	40,432
Piraeus Financial Holdings SA	11,730	63,962
		446,878
HONG KONG — 0.1%
Orient Overseas International Ltd.	1,500	22,229
Sino Biopharmaceutical Ltd.	114,250	55,067
		77,296
HUNGARY — 0.3%
OTP Bank Nyrt	2,472	165,628
Richter Gedeon Nyrt	1,543	42,429
		208,057
INDIA — 17.2%
ABB India Ltd.	585	37,960
Adani Green Energy Ltd. (a)	2,273	25,228
Adani Ports & Special Economic Zone Ltd.	5,960	82,487
Alkem Laboratories Ltd.	455	25,987
Ambuja Cements Ltd.	6,796	42,805
APL Apollo Tubes Ltd.	1,991	35,529
Security Description	Shares	Value
Apollo Hospitals Enterprise Ltd.	1,111	$86,000
Ashok Leyland Ltd.	16,204	38,716
Asian Paints Ltd.	4,138	113,318
Astral Ltd.	1,482	22,441
AU Small Finance Bank Ltd. (b)	4,021	25,150
Aurobindo Pharma Ltd. (a)	2,885	39,171
Avenue Supermarts Ltd. (a) (b)	1,795	85,751
Axis Bank Ltd.	24,801	319,760
Bajaj Auto Ltd.	740	68,213
Bajaj Finance Ltd.	3,015	315,552
Bajaj Finserv Ltd.	4,229	99,319
Bajaj Holdings & Investment Ltd.	295	43,049
Balkrishna Industries Ltd.	853	25,496
Bank of Baroda	11,415	30,521
Bharat Electronics Ltd.	39,475	139,163
Bharat Forge Ltd.	2,826	38,656
Bharat Heavy Electricals Ltd.	11,553	29,254
Bharti Airtel Ltd.	27,781	563,404
Bosch Ltd.	81	26,875
Britannia Industries Ltd.	1,196	69,081
BSE Ltd.	732	46,930
Canara Bank	20,022	20,848
CG Power & Industrial Solutions Ltd.	6,748	50,409
Cholamandalam Investment & Finance Co. Ltd.	4,638	82,477
Cipla Ltd.	5,582	94,187
Colgate-Palmolive India Ltd.	1,501	41,968
Container Corp. of India Ltd.	2,690	21,766
Cummins India Ltd.	1,530	54,630
Dabur India Ltd.	5,868	34,773
Divi's Laboratories Ltd.	1,318	89,058
Dixon Technologies India Ltd.	363	55,973
DLF Ltd.	8,196	65,253
Dr. Reddy's Laboratories Ltd.	6,446	86,291
Eicher Motors Ltd.	1,512	94,600
GMR Airports Ltd. (a)	29,134	25,813
Godrej Consumer Products Ltd.	4,516	61,250
Godrej Properties Ltd. (a)	1,662	41,410
Grasim Industries Ltd.	2,907	88,808
Havells India Ltd.	2,768	49,513
HCL Technologies Ltd.	10,280	191,534
HDFC Asset Management Co. Ltd. (b)	1,061	49,826
HDFC Bank Ltd.	61,287	1,310,888
HDFC Life Insurance Co. Ltd. (b)	10,689	85,752
Hero MotoCorp Ltd.	1,324	57,670
Hindalco Industries Ltd.	14,826	118,377
Hindustan Aeronautics Ltd.	2,164	105,765
Hindustan Unilever Ltd.	8,902	235,260
ICICI Bank Ltd.	56,578	892,532
ICICI Lombard General Insurance Co. Ltd. (b)	2,675	56,110
ICICI Prudential Life Insurance Co. Ltd. (b)	3,985	26,312
IDFC First Bank Ltd. (a)	39,566	25,441

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Indian Hotels Co. Ltd.	9,476	$87,313
Indian Railway Catering & Tourism Corp. Ltd.	2,649	22,547
Indus Towers Ltd. (a)	13,102	51,245
IndusInd Bank Ltd.	6,274	47,701
Info Edge India Ltd.	787	66,124
Infosys Ltd.	36,039	662,256
InterGlobe Aviation Ltd. (a) (b)	2,089	125,022
ITC Ltd.	32,454	155,582
Jindal Stainless Ltd.	3,635	24,734
Jindal Steel & Power Ltd.	4,503	48,063
Jio Financial Services Ltd. (a)	31,388	83,548
Jubilant Foodworks Ltd.	4,005	31,130
Kalyan Jewellers India Ltd.	4,552	24,884
Kotak Mahindra Bank Ltd.	11,837	300,687
Larsen & Toubro Ltd.	7,299	298,228
LTIMindtree Ltd. (b)	817	42,931
Lupin Ltd.	2,517	59,719
Macrotech Developers Ltd. (b)	3,295	46,099
Mahindra & Mahindra Ltd.	10,106	315,196
Mankind Pharma Ltd. (a)	1,105	31,347
Marico Ltd.	5,716	43,579
Maruti Suzuki India Ltd.	1,360	183,335
Max Healthcare Institute Ltd.	8,583	110,154
Mphasis Ltd.	1,149	33,610
MRF Ltd.	26	34,276
Muthoot Finance Ltd.	1,329	37,051
Nestle India Ltd.	3,634	95,694
NHPC Ltd.	33,259	31,986
NMDC Ltd.	33,960	27,371
Oberoi Realty Ltd.	1,405	26,916
Oracle Financial Services Software Ltd.	239	21,953
Page Industries Ltd.	68	33,966
PB Fintech Ltd. (a)	3,524	65,545
Persistent Systems Ltd.	1,204	77,669
Petronet LNG Ltd.	7,944	27,288
Phoenix Mills Ltd.	2,170	41,721
PI Industries Ltd.	837	33,571
Pidilite Industries Ltd.	1,684	56,138
Polycab India Ltd.	581	34,993
Power Finance Corp. Ltd.	15,992	77,507
Power Grid Corp. of India Ltd.	50,297	170,859
Prestige Estates Projects Ltd.	1,902	26,356
Punjab National Bank	25,368	28,531
Rail Vikas Nigam Ltd.	5,472	22,526
REC Ltd.	14,637	73,500
Samvardhana Motherson International Ltd.	33,969	52,047
SBI Cards & Payment Services Ltd.	3,150	32,472
SBI Life Insurance Co. Ltd. (b)	4,976	90,112
Shree Cement Ltd.	100	35,687
Shriram Finance Ltd.	15,560	119,423
Siemens Ltd.	983	60,671
Solar Industries India Ltd.	300	39,465
Security Description	Shares	Value
Sona Blw Precision Forgings Ltd. (b)	4,800	$25,900
SRF Ltd.	1,472	50,618
State Bank of India	19,305	174,253
Sun Pharmaceutical Industries Ltd.	10,385	210,768
Sundaram Finance Ltd.	730	39,069
Supreme Industries Ltd.	701	28,100
Suzlon Energy Ltd. (a)	105,414	69,879
Tata Communications Ltd.	1,258	23,228
Tata Consultancy Services Ltd.	9,808	413,807
Tata Consumer Products Ltd.	6,552	76,802
Tata Elxsi Ltd.	378	23,061
Tata Motors Ltd.	22,228	175,398
Tata Steel Ltd.	80,883	145,958
Tech Mahindra Ltd.	5,939	98,546
Thermax Ltd.	460	19,666
Titan Co. Ltd.	3,837	137,519
Torrent Pharmaceuticals Ltd.	1,121	42,336
Torrent Power Ltd.	1,857	32,304
Trent Ltd.	1,959	122,051
Tube Investments of India Ltd.	1,146	37,131
TVS Motor Co. Ltd.	2,622	74,233
UltraTech Cement Ltd.	1,248	168,053
Union Bank of India Ltd.	16,850	24,875
United Spirits Ltd.	3,211	52,644
UPL Ltd. (d)	4,970	36,996
UPL Ltd. (a) (d)	621	3,146
Varun Beverages Ltd.	12,020	75,891
Vodafone Idea Ltd. (a)	269,235	21,420
Voltas Ltd.	2,373	40,498
Wipro Ltd.	28,868	88,574
Yes Bank Ltd. (a)	155,626	30,735
Zomato Ltd. (a)	71,718	169,242
Zydus Lifesciences Ltd.	2,776	28,789
		13,822,128
INDONESIA — 1.2%
Amman Mineral Internasional PT (a)	72,000	23,370
Bank Central Asia Tbk. PT	601,200	308,587
Bank Mandiri Persero Tbk. PT (a)	403,300	126,640
Bank Negara Indonesia Persero Tbk. PT (a)	164,618	42,149
Bank Rakyat Indonesia Persero Tbk. PT	737,567	180,383
Chandra Asri Pacific Tbk. PT	81,200	35,304
Charoen Pokphand Indonesia Tbk. PT	81,400	21,579
GoTo Gojek Tokopedia Tbk. PT (a)	9,944,500	49,843
Indofood CBP Sukses Makmur Tbk. PT	25,700	15,791
Indofood Sukses Makmur Tbk. PT	48,500	20,794
Kalbe Farma Tbk. PT	232,765	15,953
Sumber Alfaria Trijaya Tbk. PT	197,300	24,424

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Telkom Indonesia Persero Tbk. PT	546,700	$79,562
		944,379
KUWAIT — 0.9%
Boubyan Bank KSCP	15,530	34,545
Gulf Bank KSCP	20,983	24,222
Kuwait Finance House KSCP	110,877	285,821
Mabanee Co. KPSC (a)	7,699	20,595
Mobile Telecommunications Co. KSCP	21,490	33,447
National Bank of Kuwait SAKP	85,621	290,956
		689,586
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	1,514	36,649
MALAYSIA — 1.4%
AMMB Holdings Bhd.	27,400	34,578
Axiata Group Bhd.	30,400	12,263
CelcomDigi Bhd.	38,800	30,428
CIMB Group Holdings Bhd.	81,049	127,852
Gamuda Bhd.	44,172	41,808
Genting Malaysia Bhd.	30,600	11,447
Hong Leong Bank Bhd.	7,200	32,678
IHH Healthcare Bhd.	24,300	37,894
Inari Amertron Bhd.	31,400	14,364
IOI Corp. Bhd.	27,700	22,784
Kuala Lumpur Kepong Bhd.	5,612	26,179
Malayan Banking Bhd.	59,928	136,670
Maxis Bhd.	25,900	19,786
MISC Bhd.	14,800	23,914
Mr. DIY Group M Bhd. (b)	36,500	11,598
Nestle Malaysia Bhd.	800	13,395
Petronas Chemicals Group Bhd.	30,900	25,207
Petronas Dagangan Bhd.	3,300	13,594
Petronas Gas Bhd.	8,700	33,094
PPB Group Bhd.	7,100	18,400
Press Metal Aluminium Holdings Bhd.	40,900	46,453
Public Bank Bhd.	157,300	156,680
QL Resources Bhd.	18,100	19,048
RHB Bank Bhd.	16,800	25,896
SD Guthrie Bhd.	22,855	25,289
Sime Darby Bhd.	30,055	14,968
Sunway Bhd.	25,300	25,884
Telekom Malaysia Bhd.	12,700	18,746
Tenaga Nasional Bhd.	32,100	96,788
		1,117,685
MEXICO — 2.0%
America Movil SAB de CV (c)	201,173	143,370
Arca Continental SAB de CV	5,658	59,179
Cemex SAB de CV	167,300	94,452
Coca-Cola Femsa SAB de CV	5,829	53,297
Fibra Uno Administracion SA de CV REIT	31,600	36,932
Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	18,953	$185,127
Gruma SAB de CV Class B	2,009	36,287
Grupo Aeroportuario del Centro Norte SAB de CV	3,200	31,462
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,264	78,868
Grupo Aeroportuario del Sureste SAB de CV Class B	1,985	54,357
Grupo Bimbo SAB de CV (c)	14,359	39,052
Grupo Comercial Chedraui SA de CV (c)	3,200	18,063
Grupo Financiero Banorte SAB de CV Class O	28,063	194,688
Grupo Financiero Inbursa SAB de CV Class O (a) (c)	20,217	45,448
Grupo Mexico SAB de CV	33,665	168,372
Industrias Penoles SAB de CV (a) (c)	2,202	40,869
Kimberly-Clark de Mexico SAB de CV Class A (c)	16,791	27,536
Operadora De Sites Mexicanos SAB de CV Class A-1	13,900	9,865
Prologis Property Mexico SA de CV REIT	11,800	37,768
Promotora y Operadora de Infraestructura SAB de CV	2,100	21,217
Qualitas Controladora SAB de CV (c)	2,200	19,123
Southern Copper Corp.	952	88,974
Wal-Mart de Mexico SAB de CV (c)	56,622	155,987
		1,640,293
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	1,835	28,681
Credicorp Ltd.	755	140,551
		169,232
PHILIPPINES — 0.5%
Ayala Corp.	2,750	28,401
Ayala Land, Inc.	73,180	29,413
Bank of the Philippine Islands	20,360	46,964
BDO Unibank, Inc.	26,188	70,155
International Container Terminal Services, Inc.	11,220	69,604
Jollibee Foods Corp.	4,950	20,760
Manila Electric Co.	3,110	29,891
Metropolitan Bank & Trust Co.	19,850	25,322
PLDT, Inc.	835	18,546
SM Investments Corp.	2,430	33,461
SM Prime Holdings, Inc.	111,600	46,805
		419,322
POLAND — 0.9%
Allegro.eu SA (a) (b)	6,415	51,710
Bank Polska Kasa Opieki SA	2,028	91,935

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CD Projekt SA	687	$37,521
Dino Polska SA (a) (b)	541	62,972
KGHM Polska Miedz SA	1,495	48,362
LPP SA	12	54,492
mBank SA (a)	164	34,306
Powszechna Kasa Oszczednosci Bank Polski SA	9,449	183,230
Powszechny Zaklad Ubezpieczen SA	6,671	96,332
Santander Bank Polska SA	451	64,475
		725,335
QATAR — 0.8%
Al Rayan Bank	66,716	41,228
Barwa Real Estate Co.	23,620	17,126
Commercial Bank PSQC	35,734	41,024
Dukhan Bank	20,218	19,613
Industries Qatar QSC	16,693	59,097
Mesaieed Petrochemical Holding Co.	62,394	24,642
Ooredoo QPSC	8,838	28,643
Qatar Electricity & Water Co. QSC	4,856	19,846
Qatar Fuel QSC	6,584	26,853
Qatar Gas Transport Co. Ltd.	30,573	39,171
Qatar International Islamic Bank QSC	10,859	30,421
Qatar Islamic Bank QPSC	19,106	107,940
Qatar National Bank QPSC	50,372	222,738
		678,342
ROMANIA — 0.1%
NEPI Rockcastle NV	6,683	48,153
RUSSIA — 0.0%
Polyus PJSC GDR (a) (f)	1,137	—
Sberbank of Russia PJSC (f)	267,268	—
VK IPJSC GDR (a) (f)	1,648	—
VTB Bank PJSC (a) (f)	11,225	—
		—
SAUDI ARABIA — 3.8%
ACWA Power Co.	1,583	144,834
Ades Holding Co.	3,738	16,263
Advanced Petrochemical Co. (a)	1,406	11,563
Al Rajhi Bank	21,253	577,912
Al Rajhi Co. for Co-operative Insurance (a)	417	15,719
Alinma Bank	13,520	110,651
Almarai Co. JSC	4,328	64,151
Arab National Bank	9,933	61,169
Arabian Internet & Communications Services Co.	265	21,476
Bank AlBilad	6,760	66,499
Bank Al-Jazira (a)	5,543	25,830
Banque Saudi Fransi	13,516	67,020
Bupa Arabia for Cooperative Insurance Co.	881	41,477
Co. for Cooperative Insurance	811	30,831
Security Description	Shares	Value
Dallah Healthcare Co.	377	$12,724
Dar Al Arkan Real Estate Development Co. (a)	5,841	33,323
Dr. Sulaiman Al Habib Medical Services Group Co.	940	69,815
Elm Co.	265	68,527
Etihad Etisalat Co.	4,164	67,714
Jarir Marketing Co.	6,489	22,454
Mobile Telecommunications Co. Saudi Arabia	4,860	14,589
Mouwasat Medical Services Co.	1,032	20,634
Nahdi Medical Co.	430	13,206
Power & Water Utility Co. for Jubail & Yanbu	828	10,132
Riyad Bank	16,224	142,513
SABIC Agri-Nutrients Co.	2,574	72,737
Sahara International Petrochemical Co.	3,966	21,992
SAL Saudi Logistics Services	265	13,988
Saudi Arabian Mining Co. (a)	13,975	172,494
Saudi Aramco Base Oil Co.	559	15,647
Saudi Awwal Bank	10,841	108,378
Saudi Basic Industries Corp.	9,730	165,232
Saudi Electricity Co.	9,197	39,131
Saudi Industrial Investment Group	3,323	13,749
Saudi Investment Bank	6,446	25,055
Saudi Kayan Petrochemical Co. (a)	9,131	14,897
Saudi National Bank	31,839	304,292
Saudi Research & Media Group (a)	398	18,377
Saudi Tadawul Group Holding Co.	530	28,824
Saudi Telecom Co.	21,646	261,695
Yanbu National Petrochemical Co.	3,042	28,140
		3,035,654
SOUTH AFRICA — 3.0%
Absa Group Ltd.	9,377	90,237
Anglo American Platinum Ltd. (c)	878	35,058
Aspen Pharmacare Holdings Ltd.	4,186	37,265
Bid Corp. Ltd.	3,718	88,837
Bidvest Group Ltd. (c)	3,755	48,081
Capitec Bank Holdings Ltd.	941	158,744
Clicks Group Ltd.	2,627	48,382
Discovery Ltd.	5,972	64,779
FirstRand Ltd.	54,649	213,463
Gold Fields Ltd.	9,664	213,028
Harmony Gold Mining Co. Ltd. (c)	6,062	87,836
Impala Platinum Holdings Ltd. (a)	9,981	68,335
Kumba Iron Ore Ltd.	711	12,063
MTN Group Ltd.	18,716	125,402
Naspers Ltd. Class N	1,836	451,016
Nedbank Group Ltd. (c)	5,117	71,572
Old Mutual Ltd.	52,875	34,211
OUTsurance Group Ltd.	9,353	35,445
Pepkor Holdings Ltd. (b) (c)	26,426	36,682
Remgro Ltd.	5,549	47,610

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sanlam Ltd.	19,861	$89,360
Shoprite Holdings Ltd.	5,547	82,249
Standard Bank Group Ltd.	14,473	188,397
Vodacom Group Ltd.	6,880	46,928
Woolworths Holdings Ltd. (c)	10,471	29,036
		2,404,016
SOUTH KOREA — 9.5%
Alteogen, Inc. (a)	440	106,377
Amorepacific Corp.	323	22,243
Celltrion, Inc.	1,726	198,094
CJ CheilJedang Corp.	91	15,234
Coway Co. Ltd.	611	33,610
DB Insurance Co. Ltd.	508	30,566
Doosan Bobcat, Inc.	609	20,679
Doosan Enerbility Co. Ltd. (a)	4,949	78,814
Ecopro BM Co. Ltd. (a)	536	35,017
Ecopro Co. Ltd.	1,124	37,899
Ecopro Materials Co. Ltd. (a)	213	8,361
Enchem Co. Ltd. (a)	139	6,164
Hana Financial Group, Inc.	3,170	128,307
Hanjin Kal Corp.	258	14,210
Hankook Tire & Technology Co. Ltd.	820	21,969
Hanmi Pharm Co. Ltd.	71	10,873
Hanmi Semiconductor Co. Ltd.	482	22,324
Hanwha Aerospace Co. Ltd.	352	149,884
Hanwha Ocean Co. Ltd. (a)	1,015	46,252
HD Hyundai Co. Ltd.	479	23,584
HD Hyundai Electric Co. Ltd.	259	51,360
HD Hyundai Heavy Industries Co. Ltd.	245	46,421
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	469	64,020
HLB, Inc. (a)	1,315	49,206
HMM Co. Ltd.	2,786	37,008
HYBE Co. Ltd.	253	40,463
Hyundai Glovis Co. Ltd.	414	31,602
Hyundai Mobis Co. Ltd.	667	117,999
Hyundai Motor Co.	1,473	197,267
Hyundai Motor Co. Preference Shares (d)	395	39,782
Hyundai Motor Co. Preference Shares (d)	250	25,009
Hyundai Rotem Co. Ltd.	843	60,112
Industrial Bank of Korea	3,080	29,744
Kakao Corp.	3,427	90,999
KakaoBank Corp.	1,842	27,583
KB Financial Group, Inc.	4,046	217,069
Kia Corp.	2,594	162,598
Korea Aerospace Industries Ltd.	807	41,104
Korea Investment Holdings Co. Ltd.	461	22,854
Korea Zinc Co. Ltd.	57	30,116
Korean Air Lines Co. Ltd.	2,032	29,393
Krafton, Inc. (a)	317	72,011
KT&G Corp.	1,151	79,026
Security Description	Shares	Value
Kumho Petrochemical Co. Ltd.	154	$12,623
L&F Co. Ltd. (a)	264	10,721
LG Chem Ltd.	545	90,679
LG Chem Ltd. Preference Shares	85	6,656
LG Corp.	1,042	45,714
LG Display Co. Ltd. (a)	3,311	19,810
LG Electronics, Inc.	1,174	61,550
LG Energy Solution Ltd. (a)	505	114,718
LG H&H Co. Ltd.	103	21,859
LG Innotek Co. Ltd.	134	14,551
LG Uplus Corp.	2,361	16,515
Lotte Chemical Corp.	212	9,416
LS Electric Co. Ltd.	168	20,000
Meritz Financial Group, Inc.	1,052	87,161
Mirae Asset Securities Co. Ltd.	2,628	16,366
NAVER Corp.	1,566	203,128
NCSoft Corp.	157	15,929
Netmarble Corp. (b)	332	8,827
NH Investment & Securities Co. Ltd.	1,446	13,768
Orion Corp.	262	20,978
Posco DX Co. Ltd.	587	9,727
POSCO Future M Co. Ltd. (a)	342	27,941
POSCO Holdings, Inc.	758	143,364
Samsung Biologics Co. Ltd. (a) (b)	196	134,971
Samsung C&T Corp.	981	77,880
Samsung E&A Co. Ltd.	1,731	23,252
Samsung Electro-Mechanics Co. Ltd.	618	54,183
Samsung Electronics Co. Ltd.	51,844	2,035,031
Samsung Electronics Co. Ltd. Preference Shares	8,912	285,668
Samsung Fire & Marine Insurance Co. Ltd.	340	82,547
Samsung Heavy Industries Co. Ltd. (a)	7,284	66,681
Samsung Life Insurance Co. Ltd.	883	49,712
Samsung SDI Co. Ltd.	607	77,704
Samsung SDS Co. Ltd.	470	37,089
Shinhan Financial Group Co. Ltd.	4,679	149,506
SK Biopharmaceuticals Co. Ltd. (a)	346	23,333
SK Bioscience Co. Ltd. (a)	322	8,572
SK Hynix, Inc.	5,923	767,074
SK Square Co. Ltd. (a)	1,041	66,030
SK Telecom Co. Ltd.	563	21,220
SKC Co. Ltd. (a)	176	12,299
S-Oil Corp.	497	18,935
Woori Financial Group, Inc.	6,966	78,057
Yuhan Corp.	622	46,127
		7,681,079
TAIWAN — 17.9%
Accton Technology Corp.	5,000	86,740
Acer, Inc.	32,000	34,166
Advantech Co. Ltd.	5,000	56,472

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Alchip Technologies Ltd.	1,000	$82,524
ASE Technology Holding Co. Ltd.	35,656	153,567
Asia Cement Corp.	25,000	35,163
Asia Vital Components Co. Ltd.	4,000	54,695
Asustek Computer, Inc.	8,000	146,736
AUO Corp.	72,400	29,329
Catcher Technology Co. Ltd.	7,000	44,168
Cathay Financial Holding Co. Ltd.	103,403	190,596
Chailease Holding Co. Ltd.	16,483	57,587
Chang Hwa Commercial Bank Ltd.	67,672	36,177
Cheng Shin Rubber Industry Co. Ltd.	20,000	30,239
China Airlines Ltd.	31,000	21,007
China Steel Corp.	130,000	87,704
Chunghwa Telecom Co. Ltd.	41,000	158,678
Compal Electronics, Inc.	46,000	44,126
CTBC Financial Holding Co. Ltd.	180,000	213,869
Delta Electronics, Inc.	21,000	227,694
E Ink Holdings, Inc.	9,000	71,832
E.Sun Financial Holding Co. Ltd.	158,565	137,301
Eclat Textile Co. Ltd.	2,000	26,504
Elite Material Co. Ltd.	3,000	49,243
eMemory Technology, Inc.	1,000	68,519
Eva Airways Corp.	29,000	35,418
Evergreen Marine Corp. Taiwan Ltd.	11,600	77,036
Far Eastern New Century Corp.	32,000	31,708
Far EasTone Telecommunications Co. Ltd.	19,000	52,647
Feng TAY Enterprise Co. Ltd.	5,000	17,920
First Financial Holding Co. Ltd.	123,825	100,880
Formosa Chemicals & Fibre Corp.	37,397	29,341
Formosa Plastics Corp.	42,000	46,298
Fortune Electric Co. Ltd.	2,000	27,076
Fubon Financial Holding Co. Ltd.	89,036	228,741
Gigabyte Technology Co. Ltd.	6,000	43,732
Global Unichip Corp.	1,000	31,624
Globalwafers Co. Ltd.	3,000	28,823
Hon Hai Precision Industry Co. Ltd.	134,980	593,542
Hotai Motor Co. Ltd.	3,100	56,207
Hua Nan Financial Holdings Co. Ltd.	98,280	82,289
Innolux Corp.	83,974	38,190
International Games System Co. Ltd.	3,000	69,754
Inventec Corp.	28,000	35,588
Jentech Precision Industrial Co. Ltd.	1,000	29,395
KGI Financial Holding Co. Ltd.	176,257	91,042
Largan Precision Co. Ltd.	1,000	70,928
Lite-On Technology Corp.	23,000	62,968
Lotes Co. Ltd.	1,000	41,413
MediaTek, Inc.	17,000	711,693
Mega Financial Holding Co. Ltd.	130,495	156,818
Micro-Star International Co. Ltd.	8,000	39,033
Security Description	Shares	Value
Nan Ya Plastics Corp.	57,000	$51,502
Nanya Technology Corp. (a)	14,000	15,770
Nien Made Enterprise Co. Ltd.	2,000	23,733
Novatek Microelectronics Corp.	6,000	98,487
Pegatron Corp.	22,000	55,592
PharmaEssentia Corp. (a)	3,000	46,804
Pou Chen Corp.	24,000	25,516
President Chain Store Corp.	6,394	48,337
Quanta Computer, Inc.	29,000	196,085
Realtek Semiconductor Corp.	5,000	78,759
Ruentex Development Co. Ltd.	17,000	17,972
Shanghai Commercial & Savings Bank Ltd.	44,000	59,634
Shin Kong Financial Holding Co. Ltd. (a)	161,000	59,158
SinoPac Financial Holdings Co. Ltd.	115,597	77,465
Synnex Technology International Corp.	14,000	30,106
Taishin Financial Holding Co. Ltd.	128,839	66,743
Taiwan Business Bank	76,000	33,419
Taiwan Cooperative Financial Holding Co. Ltd.	117,249	84,929
Taiwan High Speed Rail Corp.	22,000	17,691
Taiwan Mobile Co. Ltd.	20,000	70,175
Taiwan Semiconductor Manufacturing Co. Ltd.	267,734	7,337,940
TCC Group Holdings Co. Ltd.	74,743	72,149
Unimicron Technology Corp.	15,000	41,789
Uni-President Enterprises Corp.	53,000	128,499
United Microelectronics Corp.	121,602	163,528
Vanguard International Semiconductor Corp.	11,000	30,844
Voltronic Power Technology Corp.	1,000	46,081
Walsin Lihwa Corp.	31,000	21,474
Wan Hai Lines Ltd.	7,500	17,664
Wistron Corp.	30,000	86,108
Wiwynn Corp.	1,000	49,243
WPG Holdings Ltd.	18,000	33,612
Yageo Corp.	4,779	69,233
Yang Ming Marine Transport Corp.	19,000	42,575
Yuanta Financial Holding Co. Ltd.	113,948	114,797
Zhen Ding Technology Holding Ltd.	7,000	21,821
		14,409,974
THAILAND — 1.1%
Advanced Info Service PCL NVDR	13,115	106,312
Airports of Thailand PCL NVDR	49,240	54,792
Bangkok Dusit Medical Services PCL NVDR	122,800	78,911
Bangkok Expressway & Metro PCL NVDR	75,900	12,081
Bumrungrad Hospital PCL NVDR	6,600	32,003
Central Pattana PCL NVDR	22,300	30,895

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Central Retail Corp. PCL NVDR	20,000	$14,738
Charoen Pokphand Foods PCL NVDR	41,800	29,325
CP ALL PCL NVDR	64,400	93,966
CP Axtra PCL NVDR	23,000	17,627
Delta Electronics Thailand PCL	33,700	65,314
Gulf Energy Development PCL NVDR	32,400	47,514
Home Product Center PCL NVDR	65,300	16,554
Intouch Holdings PCL NVDR	10,600	25,465
Kasikornbank PCL NVDR	6,500	30,943
Krung Thai Bank PCL NVDR	38,600	27,421
Krungthai Card PCL NVDR	10,000	13,412
Minor International PCL NVDR	37,552	29,056
PTT Global Chemical PCL NVDR	24,874	12,611
PTT Oil & Retail Business PCL NVDR	33,100	11,513
SCB X PCL NVDR	9,316	33,776
Siam Cement PCL	8,129	37,380
Thai Oil PCL NVDR	13,600	9,822
TMBThanachart Bank PCL NVDR	268,700	15,524
True Corp. PCL NVDR (a)	114,400	39,454
		886,409
TURKEY — 0.6%
Akbank TAS	34,434	47,396
Aselsan Elektronik Sanayi Ve Ticaret AS	15,098	47,688
BIM Birlesik Magazalar AS	5,026	60,673
Coca-Cola Icecek AS	9,264	13,044
Eregli Demir ve Celik Fabrikalari TAS	29,347	17,410
Ford Otomotiv Sanayi AS	775	21,621
Haci Omer Sabanci Holding AS	11,590	25,662
Pegasus Hava Tasimaciligi AS (a)	2,483	16,860
Sasa Polyester Sanayi AS (a)	119,415	11,765
Turk Hava Yollari AO (a)	6,092	49,911
Turkcell Iletisim Hizmetleri AS	13,354	33,701
Turkiye Is Bankasi AS Class C	96,569	31,189
Turkiye Petrol Rafinerileri AS	10,633	38,655
Turkiye Sise ve Cam Fabrikalari AS	15,213	15,461
Yapi ve Kredi Bankasi AS	37,290	23,616
		454,652
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	32,315	95,897
Abu Dhabi Islamic Bank PJSC	16,034	70,020
Abu Dhabi National Oil Co. for Distribution PJSC	34,489	31,925
ADNOC Drilling Co. PJSC	35,317	49,422
Aldar Properties PJSC	42,520	97,472
Americana Restaurants International PLC - Foreign Co.	32,539	18,869
Dubai Islamic Bank PJSC	31,965	62,397
Emaar Development PJSC	10,874	36,266
Emaar Properties PJSC	71,682	260,534
Security Description	Shares	Value
Emirates NBD Bank PJSC	20,914	$115,017
Emirates Telecommunications Group Co. PJSC	37,597	172,987
First Abu Dhabi Bank PJSC	47,764	179,714
Multiply Group PJSC (a)	37,083	16,759
		1,207,279
UNITED KINGDOM — 0.3%
Anglogold Ashanti PLC	5,536	206,734
UNITED STATES — 0.1%
JBS SA	8,550	61,367
Legend Biotech Corp. ADR (a)	776	26,330
		87,697
TOTAL COMMON STOCKS (Cost $73,644,717)		80,514,098

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Itausa SA (expiring 04/11/25) (a) (Cost $0)	865	452
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	42,393	42,393
State Street Navigator Securities Lending Portfolio II (i) (j)	752,287	752,287
TOTAL SHORT-TERM INVESTMENTS (Cost $794,680)		794,680
TOTAL INVESTMENTS — 101.1% (Cost $74,439,397)		81,309,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(904,842)
NET ASSETS — 100.0%		$80,404,388
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$80,338,425	$175,673	$0(a)	$80,514,098
Rights	452	—	—	452
Short-Term Investments	794,680	—	—	794,680
TOTAL INVESTMENTS	$81,133,557	$175,673	$0	$81,309,230
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	25.8%
Information Technology	23.0
Consumer Discretionary	15.4
Communication Services	11.0
Industrials	6.3
Materials	6.0
Consumer Staples	5.0
Health Care	3.6
Utilities	1.8
Real Estate	1.8
Energy	0.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,570	$33,570	$2,208,401	$2,199,578	$—	$—	42,393	$42,393	$3,869
State Street Navigator Securities Lending Portfolio II	928,511	928,511	4,058,301	4,234,525	—	—	752,287	752,287	1,638
Total		$962,081	$6,266,702	$6,434,103	$—	$—		$794,680	$5,507
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BRAZIL — 4.6%
Ambev SA	44,007	$103,724
Ambev SA ADR	3,555	8,283
B3 SA - Brasil Bolsa Balcao	4,061	8,607
Banco Bradesco SA	5,845	11,583
Banco Bradesco SA Preference Shares	21,060	46,586
Banco BTG Pactual SA	1,343	7,902
Banco do Brasil SA	6,899	33,955
BB Seguridade Participacoes SA	9,327	65,625
Caixa Seguridade Participacoes SA	7,560	19,680
Centrais Eletricas Brasileiras SA	2,804	19,969
Centrais Eletricas Brasileiras SA ADR	701	5,461
Centrais Eletricas Brasileiras SA Preference Shares	91	706
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	629	11,201
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	641	11,448
Cia Energetica de Minas Gerais ADR	2,664	4,689
Cia Energetica de Minas Gerais Preference Shares	18,026	32,290
Cia Paranaense de Energia - Copel Class B, Preference Shares	10,792	19,614
CPFL Energia SA	2,848	18,746
Energisa SA	1,316	9,190
Engie Brasil Energia SA	1,180	7,952
Equatorial Energia SA	4,983	27,840
Gerdau SA Preference Shares	5,858	16,548
Itau Unibanco Holding SA ADR	11,452	62,986
Itau Unibanco Holding SA Preference Shares	325	1,786
Itausa SA Preference Shares	19,212	31,698
Klabin SA	412	1,342
Localiza Rent a Car SA	10,793	63,296
Natura & Co. Holding SA	1,882	3,283
Petroleo Brasileiro SA	3,906	27,837
Petroleo Brasileiro SA ADR (a)	6,805	88,737
Petroleo Brasileiro SA ADR (a)	4,605	66,036
Petroleo Brasileiro SA Preference Shares	7,953	51,598
PRIO SA (b)	8,998	62,525
Raia Drogasil SA	7,607	25,301
Rumo SA	2,070	5,862
Suzano SA	1,844	17,044
Suzano SA ADR (c)	1,098	10,200
Telefonica Brasil SA	1,970	17,139
Telefonica Brasil SA ADR	626	5,459
TIM SA	3,346	10,515
TIM SA ADR	418	6,542
TOTVS SA	6,892	40,154
Security Description	Shares	Value
Ultrapar Participacoes SA	38	$114
Ultrapar Participacoes SA ADR (c)	2,589	7,974
Vale SA	1,436	14,215
Vale SA ADR	43,494	434,070
Vibra Energia SA	4,935	15,319
WEG SA	18,457	145,912
		1,708,543
CHILE — 0.3%
Banco de Chile	49,427	6,516
Banco de Credito e Inversiones SA	497	18,320
Banco Santander Chile ADR	18	410
Cencosud SA	6,685	20,365
Empresas CMPC SA	2,442	4,002
Empresas Copec SA	945	6,502
Enel Americas SA	128,660	12,488
Enel Chile SA	6,162	404
Enel Chile SA ADR	253	827
Falabella SA	1,670	6,947
Latam Airlines Group SA	841,048	13,146
Sociedad Quimica y Minera de Chile SA ADR (c)	100	3,973
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	364	14,453
		108,353
CHINA — 27.5%
360 Security Technology, Inc. Class A	13,400	19,143
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,900	3,896
AAC Technologies Holdings, Inc.	1,500	9,081
Agricultural Bank of China Ltd. Class A	21,200	15,114
Agricultural Bank of China Ltd. Class H	470,000	282,714
Akeso, Inc. (b) (d)	1,000	9,794
Alibaba Group Holding Ltd.	28,049	461,457
Alibaba Group Holding Ltd. ADR	162	21,421
Aluminum Corp. of China Ltd. Class H	18,000	11,267
Anhui Conch Cement Co. Ltd. Class A	2,200	7,355
Anhui Conch Cement Co. Ltd. Class H	6,000	16,966
Anhui Gujing Distillery Co. Ltd. Class B	2,900	45,660
Anker Innovations Technology Co. Ltd. Class A	1,360	19,302
ANTA Sports Products Ltd.	12,800	140,498
Autohome, Inc. ADR	128	3,548
AviChina Industry & Technology Co. Ltd. Class H (c)	15,000	7,519
Baidu, Inc. Class A (b)	4,614	53,344
Bank of Beijing Co. Ltd. Class A	3,100	2,577

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bank of China Ltd. Class A	14,700	$11,330
Bank of China Ltd. Class H	831,071	500,973
Bank of Communications Co. Ltd. Class A	13,400	13,740
Bank of Communications Co. Ltd. Class H	89,000	79,616
Bank of Hangzhou Co. Ltd. Class A	1,800	3,577
Bank of Jiangsu Co. Ltd. Class A	10,960	14,330
Bank of Nanjing Co. Ltd. Class A	3,500	4,976
Bank of Shanghai Co. Ltd. Class A	11,370	15,414
Baoshan Iron & Steel Co. Ltd. Class A	6,700	6,639
BeiGene Ltd. (b)	322	6,878
Beijing Enterprises Holdings Ltd. (c)	5,500	20,783
Beijing Enterprises Water Group Ltd.	28,000	8,061
Beijing Kingsoft Office Software, Inc. Class A	212	8,728
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,040	11,276
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	324	2,857
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	92,800	71,140
BOC Aviation Ltd. (d)	900	7,022
BOE Technology Group Co. Ltd. Class A	77,500	44,265
Bosideng International Holdings Ltd.	24,000	12,308
BYD Co. Ltd. Class A	300	15,479
BYD Co. Ltd. Class H	2,000	100,973
BYD Electronic International Co. Ltd. (c)	3,000	15,539
CGN Power Co. Ltd. Class H (d)	236,100	73,740
Changchun High-Tech Industry Group Co. Ltd. Class A	900	12,114
Chaozhou Three-Circle Group Co. Ltd. Class A	2,800	15,276
China CITIC Bank Corp. Ltd. Class H	190,000	148,722
China Coal Energy Co. Ltd. Class H (c)	31,000	31,596
China Communications Services Corp. Ltd. Class H	12,000	6,570
China Construction Bank Corp. Class A	11,100	13,489
China Construction Bank Corp. Class H	735,394	650,298
China Eastern Airlines Corp. Ltd. Class A (b)	19,300	9,642
China Everbright Bank Co. Ltd. Class A	11,900	6,191
China Everbright Bank Co. Ltd. Class H	21,274	8,668
Security Description	Shares	Value
China Feihe Ltd. (d)	6,000	$4,527
China Galaxy Securities Co. Ltd. Class H	6,334	6,301
China Gas Holdings Ltd.	13,154	11,987
China Hongqiao Group Ltd. (c)	8,000	16,452
China International Capital Corp. Ltd. Class H (d)	3,600	6,719
China Life Insurance Co. Ltd. Class H	26,000	50,127
China Longyuan Power Group Corp. Ltd. Class H (c)	12,000	9,609
China Mengniu Dairy Co. Ltd.	11,000	27,145
China Merchants Bank Co. Ltd. Class A	4,291	25,566
China Merchants Bank Co. Ltd. Class H	14,000	82,593
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	8,300	15,124
China Merchants Port Holdings Co. Ltd.	22,000	37,891
China Minsheng Banking Corp. Ltd. Class A	7,000	3,757
China Minsheng Banking Corp. Ltd. Class H	82,460	37,095
China National Building Material Co. Ltd. Class H	52,924	27,277
China National Nuclear Power Co. Ltd. Class A	7,900	10,014
China Oilfield Services Ltd. Class H	8,000	6,591
China Overseas Land & Investment Ltd.	18,500	33,051
China Pacific Insurance Group Co. Ltd. Class A	2,000	8,852
China Pacific Insurance Group Co. Ltd. Class H	7,600	23,883
China Petroleum & Chemical Corp. Class A	10,800	8,517
China Petroleum & Chemical Corp. Class H	224,395	118,250
China Power International Development Ltd. (c)	14,000	5,272
China Railway Group Ltd. Class A	13,500	10,275
China Railway Group Ltd. Class H	39,000	17,193
China Railway Signal & Communication Corp. Ltd. Class A	17,368	13,458
China Resources Beer Holdings Co. Ltd.	4,092	14,779
China Resources Gas Group Ltd.	2,500	7,455
China Resources Land Ltd.	11,444	37,949
China Resources Microelectronics Ltd. Class A	2,167	13,361
China Resources Mixc Lifestyle Services Ltd. (d)	4,800	21,192
China Resources Pharmaceutical Group Ltd. (d)	13,500	8,780

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Resources Power Holdings Co. Ltd. (c)	10,267	$24,360
China Shenhua Energy Co. Ltd. Class A	1,600	8,445
China Shenhua Energy Co. Ltd. Class H	22,500	91,240
China State Construction Engineering Corp. Ltd. Class A	11,800	8,542
China State Construction International Holdings Ltd.	2,000	2,586
China Taiping Insurance Holdings Co. Ltd.	4,410	6,700
China Three Gorges Renewables Group Co. Ltd. Class A	25,300	14,729
China Tower Corp. Ltd. Class H (d)	46,600	62,650
China United Network Communications Ltd. Class A	22,800	17,447
China Vanke Co. Ltd. Class A (b)	1,600	1,552
China Vanke Co. Ltd. Class H (b) (c)	19,592	13,951
China Yangtze Power Co. Ltd. Class A	32,600	124,775
Chongqing Brewery Co. Ltd. Class A	800	6,444
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,100	8,452
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,670
Chow Tai Fook Jewellery Group Ltd. (c)	2,400	2,718
CITIC Ltd.	44,000	54,291
CITIC Securities Co. Ltd. Class H	6,300	16,397
CMOC Group Ltd. Class H	6,000	4,936
COSCO SHIPPING Holdings Co. Ltd. Class A	3,900	7,810
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	34,250	53,882
CRRC Corp. Ltd. Class H	17,000	10,575
CSPC Pharmaceutical Group Ltd.	87,840	55,773
Daqin Railway Co. Ltd. Class A	22,200	19,982
Eastroc Beverage Group Co. Ltd. Class A	390	13,364
Empyrean Technology Co. Ltd. Class A	900	14,300
ENN Energy Holdings Ltd.	1,900	15,678
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	40,949	12,342
Far East Horizon Ltd.	13,000	10,644
Focus Media Information Technology Co. Ltd. Class A	11,500	11,111
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,239	18,090
Fosun International Ltd.	7,000	3,752
Fuyao Glass Industry Group Co. Ltd. Class A	2,400	19,346
Fuyao Glass Industry Group Co. Ltd. Class H (d)	13,200	94,161
Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	100	$466
GCL Technology Holdings Ltd. (b) (c)	115,000	14,485
Geely Automobile Holdings Ltd.	12,000	25,665
Giant Biogene Holding Co. Ltd. (d)	3,400	30,787
Great Wall Motor Co. Ltd. Class H	7,000	12,236
Gree Electric Appliances, Inc. of Zhuhai Class A	4,000	25,026
Guangdong Haid Group Co. Ltd. Class A	3,900	26,811
Guangdong Investment Ltd.	10,000	7,352
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,400	8,740
Guotai Junan Securities Co. Ltd. Class H (d)	5,208	7,551
Haidilao International Holding Ltd. (d)	1,000	2,257
Haier Smart Home Co. Ltd. Class H	6,200	19,922
Hainan Airlines Holding Co. Ltd. Class A (b)	65,900	12,698
Hansoh Pharmaceutical Group Co. Ltd. (d)	10,000	31,490
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,600	9,651
Hengan International Group Co. Ltd.	5,374	14,989
Hengtong Optic-electric Co. Ltd. Class A	3,900	8,932
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,723
Huadong Medicine Co. Ltd. Class A	960	4,849
Hualan Biological Engineering, Inc. Class A	4,140	8,849
Huaneng Power International, Inc. Class A	1,400	1,333
Huaneng Power International, Inc. Class H	52,000	30,143
Huatai Securities Co. Ltd. Class H (d)	2,843	4,560
Huaxia Bank Co. Ltd. Class A	12,000	12,932
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,486
Hundsun Technologies, Inc. Class A	3,940	15,205
Hygon Information Technology Co. Ltd. Class A	840	16,335
Iflytek Co. Ltd. Class A	3,200	20,950
Imeik Technology Development Co. Ltd. Class A	140	3,458
Industrial & Commercial Bank of China Ltd. Class A	26,600	25,224
Industrial & Commercial Bank of China Ltd. Class H	667,448	475,260

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Industrial Bank Co. Ltd. Class A	7,700	$22,890
Ingenic Semiconductor Co. Ltd. Class A	1,300	12,828
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	40,600	10,002
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,800	6,956
Inner Mongolia Yitai Coal Co. Ltd. Class B	18,300	39,821
JA Solar Technology Co. Ltd. Class A	2,500	3,967
JD.com, Inc. Class A	5,762	119,087
Jiangsu Expressway Co. Ltd. Class H	50,000	59,381
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	15,326
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,142	41,590
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,500	10,917
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	11,544
Jiangxi Copper Co. Ltd. Class A	3,800	12,050
Jiangxi Copper Co. Ltd. Class H	6,000	10,534
KE Holdings, Inc. ADR	389	7,815
Kuaishou Technology (b) (d)	1,200	8,383
Kunlun Energy Co. Ltd.	12,000	11,706
Kweichow Moutai Co. Ltd. Class A	1,100	236,323
Lenovo Group Ltd.	36,915	49,724
Li Auto, Inc. Class A (b)	800	10,185
Li Ning Co. Ltd.	2,000	4,092
Longfor Group Holdings Ltd. (c) (d)	9,854	12,425
LONGi Green Energy Technology Co. Ltd. Class A	4,960	10,820
Luzhou Laojiao Co. Ltd. Class A	1,400	24,995
Meituan Class B (b) (d)	1,247	24,971
Metallurgical Corp. of China Ltd. Class A	11,900	4,946
Midea Group Co. Ltd. Class A	700	7,563
Muyuan Foods Co. Ltd. Class A	5,900	31,449
NARI Technology Co. Ltd. Class A	8,900	26,825
National Silicon Industry Group Co. Ltd. Class A	5,064	12,942
NAURA Technology Group Co. Ltd. Class A	500	28,627
NetEase, Inc.	19,135	388,588
New China Life Insurance Co. Ltd. Class H	3,400	12,957
New Oriental Education & Technology Group, Inc.	730	3,429
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,400	4,799
NIO, Inc. Class A (b) (c)	122	454
Nongfu Spring Co. Ltd. Class H (c) (d)	36,200	157,031
OFILM Group Co. Ltd. Class A (b)	1,400	2,356
Security Description	Shares	Value
Oppein Home Group, Inc. Class A	480	$4,128
PDD Holdings, Inc. ADR (b)	7,519	889,874
People's Insurance Co. Group of China Ltd. Class H	177,000	91,454
PetroChina Co. Ltd. Class A	8,300	9,390
PetroChina Co. Ltd. Class H	164,000	132,586
PICC Property & Casualty Co. Ltd. Class H	56,270	104,001
Ping An Bank Co. Ltd. Class A	9,100	14,102
Ping An Insurance Group Co. of China Ltd. Class A	1,600	11,369
Ping An Insurance Group Co. of China Ltd. Class H	18,000	107,117
Piotech, Inc. Class A	460	9,972
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,137
Pop Mart International Group Ltd. (d)	1,600	32,184
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	124,000	76,660
Power Construction Corp. of China Ltd. Class A	3,800	2,505
Qifu Technology, Inc. ADR	1,197	53,757
SAIC Motor Corp. Ltd. Class A	3,800	8,258
SDIC Power Holdings Co. Ltd. Class A	6,500	12,909
SF Holding Co. Ltd. Class A	2,300	13,650
Shaanxi Coal Industry Co. Ltd. Class A	6,500	17,722
Shandong Gold Mining Co. Ltd. Class A	3,152	11,661
Shandong Gold Mining Co. Ltd. Class H (c) (d)	15,750	37,450
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,042
Shandong Nanshan Aluminum Co. Ltd. Class A	13,400	7,027
Shandong Sun Paper Industry JSC Ltd. Class A	3,100	6,276
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	4,290
Shanghai Baosight Software Co. Ltd. Class A	1,698	7,125
Shanghai Baosight Software Co. Ltd. Class B	34,632	61,472
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	466	11,686
Shanghai International Airport Co. Ltd. Class A	1,400	6,229
Shanghai M&G Stationery, Inc. Class A	2,000	8,420
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,900	5,614
Shanghai Pudong Development Bank Co. Ltd. Class A	26,424	37,931
Shanghai RAAS Blood Products Co. Ltd. Class A	12,800	12,085

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanxi Coking Coal Energy Group Co. Ltd. Class A	9,100	$8,604
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,360	40,108
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,400	45,087
Shenzhen Transsion Holdings Co. Ltd. Class A	998	12,451
Shenzhou International Group Holdings Ltd.	1,400	10,509
Sichuan Chuantou Energy Co. Ltd. Class A	11,499	25,385
Sinopharm Group Co. Ltd. Class H	12,400	28,752
Smoore International Holdings Ltd. (c) (d)	4,000	6,817
Sungrow Power Supply Co. Ltd. Class A	1,180	11,272
Sunny Optical Technology Group Co. Ltd.	1,393	12,775
Suzhou TFC Optical Communication Co. Ltd. Class A	700	8,152
TCL Technology Group Corp. Class A	29,420	18,018
Tencent Holdings Ltd.	4,978	317,991
Tencent Music Entertainment Group ADR	720	10,375
Tianshui Huatian Technology Co. Ltd. Class A	5,200	7,586
Tingyi Cayman Islands Holding Corp.	24,000	40,286
Tongling Nonferrous Metals Group Co. Ltd. Class A	11,000	5,193
Tongwei Co. Ltd. Class A	6,700	17,640
TravelSky Technology Ltd. Class H	7,000	10,401
Trip.com Group Ltd.	484	30,743
Tsingtao Brewery Co. Ltd. Class H (c)	6,000	43,186
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	8,858
Vipshop Holdings Ltd. ADR (b)	4,017	62,987
Wanhua Chemical Group Co. Ltd. Class A	1,000	9,250
Want Want China Holdings Ltd.	154,000	96,989
Weichai Power Co. Ltd. Class H	12,000	25,264
Wens Foodstuff Group Co. Ltd. Class A	4,100	9,407
Western Securities Co. Ltd. Class A	4,100	4,401
Will Semiconductor Co. Ltd. Shanghai Class A	700	12,786
Wintime Energy Group Co. Ltd. Class A	3,300	654
Wuhan Guide Infrared Co. Ltd. Class A	17,800	19,476
Wuliangye Yibin Co. Ltd. Class A	3,000	54,233
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class A	1,800	$16,677
WuXi AppTec Co. Ltd. Class H (d)	1,720	15,298
Wuxi Biologics Cayman, Inc. (b) (d)	7,000	24,337
Xiaomi Corp. Class B (b) (d)	23,000	145,444
Xinjiang Daqo New Energy Co. Ltd. Class A	4,687	12,514
XPeng, Inc. Class A (b)	1,000	10,128
Yadea Group Holdings Ltd. (c) (d)	17,130	33,246
Yankuang Energy Group Co. Ltd. Class H (c)	13,000	13,484
Yealink Network Technology Corp. Ltd. Class A	2,870	16,128
Yum China Holdings, Inc.	744	38,733
Yunnan Baiyao Group Co. Ltd. Class A	1,140	8,912
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	16,701
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,748
Zhejiang Expressway Co. Ltd. Class H	21,320	17,373
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	5,282
Zhejiang Supor Co. Ltd. Class A	1,000	8,035
Zhejiang Zheneng Electric Power Co. Ltd. Class A	19,900	15,611
Zhongji Innolight Co. Ltd. Class A	860	11,675
Zhongsheng Group Holdings Ltd.	4,500	7,912
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,200	4,966
Zijin Mining Group Co. Ltd. Class A	6,000	14,963
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,447	1,498
ZTE Corp. Class A	6,900	32,497
ZTE Corp. Class H (c)	2,480	7,602
ZTO Express Cayman, Inc.	265	5,228
		10,309,977
COLOMBIA — 0.1%
Bancolombia SA	530	5,941
Bancolombia SA ADR	191	7,678
Bancolombia SA Preference Shares	2,018	20,284
Interconexion Electrica SA ESP	1,009	4,597
		38,500
CZECH REPUBLIC — 0.2%
CEZ AS	1,180	58,301
Moneta Money Bank AS (d)	1,941	12,283
		70,584
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	25,114	40,946
Commercial International Bank - Egypt (CIB) GDR	16,169	24,415

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Eastern Co. SAE	18,422	$12,113
Talaat Moustafa Group	6,461	6,784
		84,258
GREECE — 0.9%
Alpha Services & Holdings SA	8,818	20,956
Eurobank Ergasias Services & Holdings SA Class A	8,519	22,702
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	6,085	98,595
Jumbo SA	2,145	58,667
National Bank of Greece SA	3,565	36,391
OPAP SA	3,315	65,637
Piraeus Financial Holdings SA	3,210	17,504
		320,452
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (b) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,072,393	—
Orient Overseas International Ltd.	1,500	22,229
Sino Biopharmaceutical Ltd.	37,000	17,834
		40,063
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	4,933	38,737
OTP Bank Nyrt	794	53,199
Richter Gedeon Nyrt	1,237	34,014
		125,950
INDIA — 20.7%
ABB India Ltd.	571	37,052
Adani Ports & Special Economic Zone Ltd.	637	8,816
Adani Power Ltd. (b)	5,922	35,287
Ambuja Cements Ltd.	652	4,107
APL Apollo Tubes Ltd.	1,769	31,568
Apollo Hospitals Enterprise Ltd.	395	30,576
Asian Paints Ltd.	5,722	156,696
Astral Ltd.	1,418	21,472
Aurobindo Pharma Ltd. (b)	1,094	14,854
Avenue Supermarts Ltd. (b) (d)	667	31,864
Axis Bank Ltd.	4,727	60,945
Bajaj Auto Ltd.	1,351	124,535
Bajaj Finance Ltd.	142	14,862
Bajaj Finserv Ltd.	407	9,559
Balkrishna Industries Ltd.	471	14,078
Bank of Baroda	4,444	11,882
Bharat Electronics Ltd.	38,393	135,349
Bharat Petroleum Corp. Ltd.	8,289	27,006
Bharti Airtel Ltd.	11,304	229,247
Bosch Ltd.	77	25,547
Britannia Industries Ltd.	2,138	123,491
CG Power & Industrial Solutions Ltd.	6,921	51,701
Cipla Ltd.	8,365	141,145
Security Description	Shares	Value
Coal India Ltd.	24,147	$112,496
Colgate-Palmolive India Ltd.	2,992	83,656
Cummins India Ltd.	1,560	55,701
Dabur India Ltd.	15,445	91,525
Divi's Laboratories Ltd.	655	44,259
Dixon Technologies India Ltd.	267	41,170
Dr. Reddy's Laboratories Ltd.	6,994	93,627
Dr. Reddy's Laboratories Ltd. ADR	4,767	62,877
Eicher Motors Ltd.	1,582	98,980
GAIL India Ltd. GDR	896	11,021
Godrej Consumer Products Ltd.	621	8,422
Grasim Industries Ltd.	600	18,330
Havells India Ltd.	2,210	39,532
HCL Technologies Ltd.	17,250	321,397
HDFC Asset Management Co. Ltd. (d)	936	43,956
HDFC Bank Ltd.	10,276	219,797
HDFC Life Insurance Co. Ltd. (d)	1,470	11,793
Hero MotoCorp Ltd.	1,610	70,127
Hindalco Industries Ltd.	2,918	23,299
Hindustan Aeronautics Ltd.	2,197	107,378
Hindustan Petroleum Corp. Ltd.	6,537	27,560
Hindustan Unilever Ltd.	10,767	284,548
ICICI Bank Ltd.	3,979	62,770
ICICI Bank Ltd. ADR	1,946	61,338
ICICI Lombard General Insurance Co. Ltd. (d)	2,666	55,921
Indian Hotels Co. Ltd.	4,612	42,495
Indian Oil Corp. Ltd.	13,550	20,244
Indian Railway Catering & Tourism Corp. Ltd.	3,162	26,913
IndusInd Bank Ltd.	627	4,767
Infosys Ltd.	22,166	407,324
Infosys Ltd. ADR (c)	19,927	363,668
ITC Ltd.	39,620	189,936
Jio Financial Services Ltd. (b)	5,674	15,103
JSW Steel Ltd.	1,537	19,119
Jubilant Foodworks Ltd.	1,924	14,955
Kotak Mahindra Bank Ltd.	3,333	84,666
Larsen & Toubro Ltd.	21	858
Larsen & Toubro Ltd. GDR	596	23,959
LTIMindtree Ltd. (d)	1,903	99,997
Lupin Ltd.	2,729	64,749
Mahindra & Mahindra Ltd.	59	1,840
Mahindra & Mahindra Ltd. GDR	804	24,924
Mankind Pharma Ltd. (b)	942	26,723
Marico Ltd.	13,402	102,178
Maruti Suzuki India Ltd.	659	88,837
Max Healthcare Institute Ltd.	1,475	18,930
Mphasis Ltd.	1,260	36,857
MRF Ltd.	55	72,506
Nestle India Ltd.	6,171	162,501
NMDC Ltd.	29,524	23,796
NTPC Ltd.	7,352	30,759
Oil & Natural Gas Corp. Ltd.	10,827	31,210

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Oracle Financial Services Software Ltd.	173	$15,891
Page Industries Ltd.	162	80,919
Persistent Systems Ltd.	1,900	122,567
Petronet LNG Ltd.	10,752	36,933
PI Industries Ltd.	1,225	49,133
Pidilite Industries Ltd.	3,554	118,476
Polycab India Ltd.	599	36,077
Power Finance Corp. Ltd.	3,365	16,309
Power Grid Corp. of India Ltd.	8,946	30,390
REC Ltd.	2,027	10,179
Reliance Industries Ltd.	5,098	76,053
Reliance Industries Ltd. GDR (d)	1,379	80,947
SBI Life Insurance Co. Ltd. (d)	298	5,397
Shree Cement Ltd.	13	4,639
Shriram Finance Ltd.	1,032	7,921
Siemens Ltd.	84	5,184
Solar Industries India Ltd.	214	28,152
Sona Blw Precision Forgings Ltd. (d)	757	4,085
SRF Ltd.	448	15,405
State Bank of India	1,235	11,147
State Bank of India GDR	317	28,150
Sun Pharmaceutical Industries Ltd.	5,357	108,723
Supreme Industries Ltd.	705	28,261
Tata Consultancy Services Ltd.	14,420	608,391
Tata Elxsi Ltd.	1,105	67,415
Tata Motors Ltd.	2,494	19,680
Tata Power Co. Ltd.	1,633	7,172
Tata Steel Ltd.	9,728	17,555
Tata Steel Ltd. GDR	720	12,888
Tech Mahindra Ltd.	4,095	67,949
Titan Co. Ltd.	4,633	166,048
Torrent Pharmaceuticals Ltd.	2,863	108,124
Trent Ltd.	838	52,209
Tube Investments of India Ltd.	444	14,386
TVS Motor Co. Ltd.	531	15,033
UltraTech Cement Ltd.	92	12,389
United Spirits Ltd.	2,876	47,151
UPL Ltd. (a)	1,156	8,605
UPL Ltd. (a) (b)	166	841
Varun Beverages Ltd.	11,879	75,001
Vedanta Ltd.	2,641	14,318
Wipro Ltd.	30,438	93,391
Yes Bank Ltd. (b)	29,085	5,744
Zomato Ltd. (b)	10,393	24,526
Zydus Lifesciences Ltd.	1,191	12,351
		7,765,038
INDONESIA — 1.5%
Alamtri Resources Indonesia Tbk. PT	65,100	7,253
Astra International Tbk. PT	56,700	16,846
Bank Central Asia Tbk. PT	741,125	380,408
Bank Mandiri Persero Tbk. PT (b)	72,900	22,891
Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk. PT (b)	22,600	$5,786
Bank Rakyat Indonesia Persero Tbk. PT	96,649	23,637
Chandra Asri Pacific Tbk. PT	14,500	6,304
GoTo Gojek Tokopedia Tbk. PT (b)	1,095,400	5,490
Indofood Sukses Makmur Tbk. PT	18,700	8,018
Sumber Alfaria Trijaya Tbk. PT	402,000	49,765
Telkom Indonesia Persero Tbk. PT	120,975	17,606
United Tractors Tbk. PT	22,000	31,286
		575,290
KUWAIT — 1.0%
Kuwait Finance House KSCP	47,816	123,261
Mobile Telecommunications Co. KSCP	12,634	19,664
National Bank of Kuwait SAKP	66,555	226,166
		369,091
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	576	13,943
MALAYSIA — 1.9%
AMMB Holdings Bhd.	11,200	14,134
CelcomDigi Bhd.	15,100	11,842
CIMB Group Holdings Bhd.	10,632	16,772
Gamuda Bhd.	14,033	13,282
Genting Bhd.	8,200	6,006
Hong Leong Bank Bhd.	14,520	65,900
IHH Healthcare Bhd.	68,800	107,289
IOI Corp. Bhd.	8,400	6,909
Kuala Lumpur Kepong Bhd.	1,331	6,209
Malayan Banking Bhd.	70,540	160,871
Maxis Bhd.	10,900	8,327
MISC Bhd.	11,300	18,258
Mr. DIY Group M Bhd. (d)	92,950	29,534
Nestle Malaysia Bhd.	3,500	58,603
Petronas Chemicals Group Bhd.	8,100	6,608
Petronas Dagangan Bhd.	400	1,648
PPB Group Bhd.	760	1,969
Public Bank Bhd.	42,155	41,989
QL Resources Bhd.	26,700	28,099
SD Guthrie Bhd.	4,067	4,500
Sime Darby Bhd.	9,527	4,745
Telekom Malaysia Bhd.	13,559	20,014
Tenaga Nasional Bhd.	21,800	65,731
		699,239
MEXICO — 1.7%
Alfa SAB de CV Class A (b)	19,549	15,260
America Movil SAB de CV (c)	94,952	67,670
Arca Continental SAB de CV	297	3,106
Cemex SAB de CV	45,921	25,925
Coca-Cola Femsa SAB de CV	545	4,983
Fibra Uno Administracion SA de CV REIT	10,008	11,697

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	2,250	$21,977
Gruma SAB de CV Class B	1,458	26,335
Grupo Aeroportuario del Centro Norte SAB de CV	3,814	37,498
Grupo Aeroportuario del Pacifico SAB de CV Class B	69	1,276
Grupo Aeroportuario del Sureste SAB de CV Class B	1,890	51,756
Grupo Bimbo SAB de CV (c)	6,944	18,886
Grupo Carso SAB de CV (c)	654	3,845
Grupo Financiero Banorte SAB de CV Class O	6,420	44,539
Grupo Financiero Inbursa SAB de CV Class O (b) (c)	3,036	6,825
Grupo Mexico SAB de CV	5,251	26,262
Industrias Penoles SAB de CV (b) (c)	412	7,647
Kimberly-Clark de Mexico SAB de CV Class A (c)	1,430	2,345
Promotora y Operadora de Infraestructura SAB de CV	160	1,617
Southern Copper Corp.	850	79,441
Wal-Mart de Mexico SAB de CV (c)	59,218	163,138
		622,028
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	3,160	49,391
Credicorp Ltd.	515	95,872
		145,263
PHILIPPINES — 0.8%
Ayala Corp.	430	4,441
Ayala Land, Inc.	4,800	1,929
Bank of the Philippine Islands	27,647	63,773
BDO Unibank, Inc.	19,396	51,960
International Container Terminal Services, Inc.	9,530	59,120
Jollibee Foods Corp.	8,890	37,284
Manila Electric Co.	6,490	62,377
Metropolitan Bank & Trust Co.	3,206	4,090
PLDT, Inc.	356	7,907
SM Investments Corp.	645	8,882
SM Prime Holdings, Inc.	9,500	3,984
		305,747
POLAND — 0.8%
Bank Polska Kasa Opieki SA	483	21,896
CD Projekt SA	88	4,806
Dino Polska SA (b) (d)	495	57,618
KGHM Polska Miedz SA	374	12,099
LPP SA	2	9,082
mBank SA (b)	118	24,683
ORLEN SA	5,600	98,282
PGE Polska Grupa Energetyczna SA (b)	5,822	11,911
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	1,528	$29,630
Powszechny Zaklad Ubezpieczen SA	1,221	17,632
Santander Bank Polska SA	90	12,866
		300,505
QATAR — 1.1%
Al Rayan Bank	28,912	17,866
Commercial Bank PSQC	9,227	10,593
Dukhan Bank	18,369	17,819
Industries Qatar QSC	5,099	18,052
Ooredoo QPSC	21,254	68,881
Qatar Electricity & Water Co. QSC	13,559	55,413
Qatar Fuel QSC	12,063	49,200
Qatar Gas Transport Co. Ltd.	10,577	13,552
Qatar Islamic Bank QPSC	6,827	38,569
Qatar National Bank QPSC	25,852	114,314
		404,259
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	684	4,928
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Inter RAO UES PJSC (e)	435,055	—
LUKOIL PJSC (e)	3,065	—
Moscow Exchange MICEX-RTS PJSC (e)	5,004	—
Novolipetsk Steel PJSC (e)	6,756	—
PhosAgro PJSC (b) (e)	3	—
PhosAgro PJSC GDR (b) (e)	401	—
Polyus PJSC (b) (e)	810	—
Polyus PJSC GDR (b) (e)	1,392	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (e)	57,120	—
Severstal PAO GDR (b) (e)	5,724	—
Surgutneftegas PJSC ADR (b) (e)	34,802	—
VTB Bank PJSC (b) (e)	6,467	—
		—
SAUDI ARABIA — 6.1%
ACWA Power Co.	227	20,769
Al Rajhi Bank	5,714	155,375
Alinma Bank	4,665	38,180
Almarai Co. JSC	3,406	50,485
Arab National Bank	2,455	15,118
Arabian Internet & Communications Services Co.	1,166	94,496
Bank AlBilad	1,322	13,005
Bank Al-Jazira (b)	1,854	8,640
Banque Saudi Fransi	3,512	17,414
Bupa Arabia for Cooperative Insurance Co.	1,272	59,885
Co. for Cooperative Insurance	1,561	59,342
Dallah Healthcare Co.	297	10,024
Dar Al Arkan Real Estate Development Co. (b)	5,417	30,904

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dr. Sulaiman Al Habib Medical Services Group Co.	1,233	$91,577
Elm Co.	550	142,225
Etihad Etisalat Co.	7,484	121,704
Jarir Marketing Co.	26,399	91,349
Mouwasat Medical Services Co.	1,131	22,613
Nahdi Medical Co.	637	19,563
Riyad Bank	3,052	26,809
SABIC Agri-Nutrients Co.	4,475	126,456
Sahara International Petrochemical Co.	501	2,778
SAL Saudi Logistics Services	279	14,727
Saudi Arabian Mining Co. (b)	865	10,677
Saudi Arabian Oil Co. (d)	83,971	598,818
Saudi Awwal Bank	1,984	19,834
Saudi Basic Industries Corp.	4,817	81,801
Saudi Electricity Co.	10,918	46,453
Saudi Kayan Petrochemical Co. (b)	944	1,540
Saudi National Bank	7,384	70,570
Saudi Tadawul Group Holding Co.	39	2,121
Saudi Telecom Co.	17,544	212,103
Yanbu National Petrochemical Co.	1,590	14,709
		2,292,064
SOUTH AFRICA — 1.9%
Absa Group Ltd.	3,488	33,566
Anglo American Platinum Ltd. (c)	274	10,941
Aspen Pharmacare Holdings Ltd.	771	6,864
Bid Corp. Ltd.	546	13,046
Bidvest Group Ltd. (c)	889	11,383
Capitec Bank Holdings Ltd.	939	158,407
Clicks Group Ltd.	2,562	47,185
Discovery Ltd.	682	7,398
FirstRand Ltd.	9,119	35,619
Gold Fields Ltd.	1,021	22,506
Harmony Gold Mining Co. Ltd.	766	11,099
Impala Platinum Holdings Ltd. (b)	4,361	29,858
Kumba Iron Ore Ltd.	1,052	17,849
MTN Group Ltd.	4,994	33,461
Naspers Ltd. Class N	185	45,446
Nedbank Group Ltd. (c)	1,330	18,603
Old Mutual Ltd.	18,761	12,139
OUTsurance Group Ltd.	5,681	21,529
Remgro Ltd.	1,277	10,956
Sanlam Ltd.	14,876	66,931
Sasol Ltd. (b)	3,684	15,323
Shoprite Holdings Ltd.	1,038	15,391
Standard Bank Group Ltd.	3,292	42,852
Vodacom Group Ltd.	1,090	7,435
Woolworths Holdings Ltd. (c)	3,069	8,510
		704,297
SOUTH KOREA — 6.7%
Amorepacific Corp.	41	2,823
Celltrion, Inc.	216	24,790
CJ CheilJedang Corp.	58	9,709
Security Description	Shares	Value
Coway Co. Ltd.	333	$18,318
DB Insurance Co. Ltd.	300	18,051
Doosan Bobcat, Inc.	92	3,124
Doosan Enerbility Co. Ltd. (b)	312	4,969
Hana Financial Group, Inc.	1,805	73,058
Hankook Tire & Technology Co. Ltd.	303	8,118
Hanmi Semiconductor Co. Ltd.	340	15,747
Hanwha Aerospace Co. Ltd.	27	11,497
HD Hyundai Co. Ltd.	464	22,845
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	116	15,834
HMM Co. Ltd.	2,108	28,002
Hyundai Glovis Co. Ltd.	131	10,000
Hyundai Mobis Co. Ltd.	309	54,665
Hyundai Motor Co.	731	97,897
Hyundai Motor Co. GDR	184	9,292
Hyundai Motor Co. Preference Shares (a)	242	24,373
Hyundai Motor Co. Preference Shares (a)	181	18,106
Industrial Bank of Korea	1,979	19,111
Kakao Corp.	260	6,904
KB Financial Group, Inc.	335	17,973
KB Financial Group, Inc. ADR	1,322	71,533
Kia Corp.	1,190	74,592
Korea Aerospace Industries Ltd.	110	5,603
Korea Electric Power Corp.	2,140	31,464
Korea Electric Power Corp. ADR	2,984	22,111
Korea Investment Holdings Co. Ltd.	369	18,293
Korea Zinc Co. Ltd.	10	5,283
Korean Air Lines Co. Ltd.	409	5,916
Krafton, Inc. (b)	52	11,813
KT&G Corp.	852	58,497
LG Chem Ltd.	222	36,937
LG Corp.	350	15,355
LG Display Co. Ltd. (b)	1,341	8,023
LG Display Co. Ltd. ADR (b)	1,610	5,007
LG Electronics, Inc.	550	28,835
LG Energy Solution Ltd. (b)	49	11,131
LG H&H Co. Ltd.	39	8,277
LG Innotek Co. Ltd.	101	10,968
LG Uplus Corp.	3,986	27,882
Meritz Financial Group, Inc.	208	17,233
Mirae Asset Securities Co. Ltd.	2,043	12,723
NAVER Corp.	185	23,997
NCSoft Corp.	43	4,363
Orion Corp.	492	39,393
POSCO Holdings, Inc.	306	57,875
POSCO Holdings, Inc. ADR	666	31,655
Posco International Corp.	60	2,007
Samsung Biologics Co. Ltd. (b) (d)	149	102,605
Samsung C&T Corp.	280	22,229
Samsung Electro-Mechanics Co. Ltd.	311	27,267

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd.	15,656	$614,544
Samsung Electronics Co. Ltd. Preference Shares	4,160	133,346
Samsung Fire & Marine Insurance Co. Ltd.	73	17,723
Samsung Heavy Industries Co. Ltd. (b)	108	989
Samsung Life Insurance Co. Ltd.	304	17,115
Samsung SDI Co. Ltd.	163	20,866
Samsung SDS Co. Ltd.	812	64,078
Shinhan Financial Group Co. Ltd.	274	8,755
Shinhan Financial Group Co. Ltd. ADR (c)	1,973	63,294
SK Hynix, Inc.	546	70,711
SK Innovation Co. Ltd. (b)	432	32,976
SK Square Co. Ltd. (b)	48	3,045
SK Telecom Co. Ltd.	1,794	67,618
SK, Inc.	519	45,679
S-Oil Corp.	140	5,334
Woori Financial Group, Inc.	3,787	42,435
Yuhan Corp.	55	4,079
		2,526,660
TAIWAN — 15.5%
Accton Technology Corp.	7,000	121,437
Acer, Inc.	11,258	12,020
Advantech Co. Ltd.	12,220	138,017
ASE Technology Holding Co. Ltd.	7,124	30,682
Asia Cement Corp.	10,200	14,346
Asia Vital Components Co. Ltd.	4,000	54,695
Asustek Computer, Inc.	3,000	55,026
AUO Corp.	19,600	7,940
Catcher Technology Co. Ltd.	14,000	88,337
Cathay Financial Holding Co. Ltd.	18,179	33,508
Chailease Holding Co. Ltd.	1,898	6,631
Chang Hwa Commercial Bank Ltd.	13,263	7,090
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,072
China Steel Corp.	40,440	27,283
Chunghwa Telecom Co. Ltd.	52,540	203,340
Compal Electronics, Inc.	59,000	56,597
CTBC Financial Holding Co. Ltd.	38,900	46,220
Delta Electronics, Inc.	1,623	17,597
E Ink Holdings, Inc.	1,000	7,981
E.Sun Financial Holding Co. Ltd.	91,841	79,525
Eclat Textile Co. Ltd.	2,379	31,527
eMemory Technology, Inc.	1,000	68,519
Evergreen Marine Corp. Taiwan Ltd.	7,626	50,645
Far Eastern New Century Corp.	8,560	8,482
Far EasTone Telecommunications Co. Ltd.	58,449	161,955
Feng TAY Enterprise Co. Ltd.	8,037	28,805
First Financial Holding Co. Ltd.	170,348	138,782
Formosa Chemicals & Fibre Corp.	10,000	7,846
Formosa Plastics Corp.	12,000	13,228
Security Description	Shares	Value
Fortune Electric Co. Ltd.	1,200	$16,246
Fubon Financial Holding Co. Ltd.	15,688	40,304
Gigabyte Technology Co. Ltd.	1,000	7,289
Global Unichip Corp.	1,000	31,624
Globalwafers Co. Ltd.	1,000	9,608
Hon Hai Precision Industry Co. Ltd.	30,730	135,128
Hua Nan Financial Holdings Co. Ltd.	84,427	70,690
Innolux Corp.	42,857	19,491
International Games System Co. Ltd.	3,000	69,754
Inventec Corp.	6,000	7,626
Jentech Precision Industrial Co. Ltd.	1,000	29,395
KGI Financial Holding Co. Ltd.	56,300	29,080
Lite-On Technology Corp.	4,952	13,557
MediaTek, Inc.	13,877	580,951
Mega Financial Holding Co. Ltd.	51,385	61,750
Micro-Star International Co. Ltd.	3,000	14,637
Nan Ya Plastics Corp.	12,000	10,843
Nien Made Enterprise Co. Ltd.	2,000	23,733
Novatek Microelectronics Corp.	8,000	131,315
Pegatron Corp.	14,000	35,377
PharmaEssentia Corp. (b)	1,000	15,601
Pou Chen Corp.	20,000	21,263
President Chain Store Corp.	17,000	128,514
Quanta Computer, Inc.	26,000	175,800
Realtek Semiconductor Corp.	6,000	94,511
Ruentex Development Co. Ltd.	5,968	6,309
Shanghai Commercial & Savings Bank Ltd.	13,295	18,019
Shin Kong Financial Holding Co. Ltd. (b)	37,977	13,954
SinoPac Financial Holdings Co. Ltd.	38,692	25,929
Synnex Technology International Corp.	21,900	47,095
Taishin Financial Holding Co. Ltd.	15,549	8,055
Taiwan Business Bank	56,302	24,757
Taiwan Cooperative Financial Holding Co. Ltd.	176,074	127,538
Taiwan High Speed Rail Corp.	34,000	27,341
Taiwan Mobile Co. Ltd.	58,542	205,410
Taiwan Semiconductor Manufacturing Co. Ltd.	57,495	1,575,798
TCC Group Holdings Co. Ltd.	23,019	22,220
Unimicron Technology Corp.	3,000	8,358
Uni-President Enterprises Corp.	27,164	65,860
United Microelectronics Corp.	39,000	52,446
Vanguard International Semiconductor Corp.	3,274	9,180
Voltronic Power Technology Corp.	1,000	46,081
Wan Hai Lines Ltd.	5,100	12,012
Wistron Corp.	7,000	20,092
Wiwynn Corp.	1,000	49,243
WPG Holdings Ltd.	31,280	58,410

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yageo Corp.	1,138	$16,486
Yang Ming Marine Transport Corp.	12,000	26,890
Yuanta Financial Holding Co. Ltd.	25,738	25,930
Zhen Ding Technology Holding Ltd.	3,000	9,352
		5,803,985
THAILAND — 2.0%
Advanced Info Service PCL	22,422	181,755
Airports of Thailand PCL	34,800	38,724
Airports of Thailand PCL NVDR	45,870	51,042
Bangkok Dusit Medical Services PCL Class F	77,392	49,732
Bangkok Expressway & Metro PCL	5,400	859
Bumrungrad Hospital PCL	15,764	76,439
Central Retail Corp. PCL	3,734	2,752
Central Retail Corp. PCL NVDR	4,563	3,363
Charoen Pokphand Foods PCL	13,886	9,742
CP ALL PCL	12,961	18,911
Delta Electronics Thailand PCL	34,500	66,864
Gulf Energy Development PCL	9,200	13,491
Home Product Center PCL	68,974	17,485
Intouch Holdings PCL	39,302	94,417
Kasikornbank PCL	3,500	16,662
Krung Thai Bank PCL	21,568	15,322
Minor International PCL	885	685
Minor International PCL NVDR	2,161	1,672
PTT Exploration & Production PCL	1,328	4,560
PTT Oil & Retail Business PCL	39,300	13,670
PTT PCL	45,560	42,975
SCB X PCL	2,575	9,336
Siam Cement PCL	3,224	14,825
Siam Cement PCL NVDR	1,200	5,518
True Corp. PCL (b)	14,565	5,023
		755,824
TURKEY — 1.0%
Akbank TAS	8,853	12,186
Aselsan Elektronik Sanayi Ve Ticaret AS	15,819	49,965
BIM Birlesik Magazalar AS	5,579	67,349
Coca-Cola Icecek AS	15,727	22,144
Eregli Demir ve Celik Fabrikalari TAS	6,898	4,092
Ford Otomotiv Sanayi AS	847	23,629
Haci Omer Sabanci Holding AS	5,875	13,008
KOC Holding AS	2,254	9,714
Pegasus Hava Tasimaciligi AS (b)	1,235	8,386
Sasa Polyester Sanayi AS (b)	40,423	3,983
Turk Hava Yollari AO (b)	8,858	72,572
Turkcell Iletisim Hizmetleri AS	8,113	20,475
Turkiye Is Bankasi AS Class C	27,506	8,884
Turkiye Petrol Rafinerileri AS	6,293	22,877
Security Description	Shares	Value
Turkiye Sise ve Cam Fabrikalari AS	13,256	$13,472
Yapi ve Kredi Bankasi AS	16,540	10,475
		363,211
UNITED ARAB EMIRATES — 2.6%
Abu Dhabi Commercial Bank PJSC	9,215	27,346
Abu Dhabi Islamic Bank PJSC	16,469	71,919
Abu Dhabi National Oil Co. for Distribution PJSC	138,999	128,666
ADNOC Drilling Co. PJSC	48,579	67,981
Aldar Properties PJSC	12,035	27,589
Americana Restaurants International PLC - Foreign Co.	71,392	41,400
Dubai Islamic Bank PJSC	63,501	123,957
Emaar Properties PJSC	16,433	59,727
Emirates NBD Bank PJSC	14,845	81,640
Emirates Telecommunications Group Co. PJSC	51,790	238,290
First Abu Dhabi Bank PJSC	26,663	100,321
Multiply Group PJSC (b)	41,175	18,609
		987,445
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	501	18,709
UNITED STATES — 0.1%
JBS SA	3,851	27,641
Legend Biotech Corp. ADR (b)	869	29,485
		57,126
TOTAL COMMON STOCKS (Cost $32,589,817)		37,521,332

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Itausa SA (expiring 04/11/25) (b) (Cost $0)	304	159
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	61,029	61,029
State Street Navigator Securities Lending Portfolio II (i) (j)	427,904	427,904
TOTAL SHORT-TERM INVESTMENTS (Cost $488,933)		488,933
TOTAL INVESTMENTS — 101.3% (Cost $33,078,750)		38,010,424
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(489,071)
NET ASSETS — 100.0%		$37,521,353

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,827,103	$694,229	$0(a)	$37,521,332
Rights	159	—	—	159
Short-Term Investments	488,933	—	—	488,933
TOTAL INVESTMENTS	$37,316,195	$694,229	$0	$38,010,424
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	23.1%
Information Technology	21.7
Consumer Discretionary	11.6
Consumer Staples	9.1
Communication Services	8.4
Industrials	6.1
Energy	6.0
Materials	5.8
Health Care	4.5
Utilities	3.0
Real Estate	0.7
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,338	$235,338	$2,585,522	$2,759,831	$—	$—	61,029	$61,029	$3,946
State Street Navigator Securities Lending Portfolio II	968,632	968,632	5,191,274	5,732,002	—	—	427,904	427,904	1,309
Total		$1,203,970	$7,776,796	$8,491,833	$—	$—		$488,933	$5,255
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	100	$4,656
AUSTRALIA — 0.0% (b)
Frontier Digital Ventures Ltd. (a)	4,616	748
BRAZIL — 6.4%
Allos SA	300	1,002
Ambev SA	3,000	7,071
Atacadao SA	600	759
Auren Energia SA (a)	500	649
Automob Participacoes SA (a)	805	35
Azzas 2154 SA	100	428
B3 SA - Brasil Bolsa Balcao	4,200	8,902
Banco Bradesco SA	500	991
Banco Bradesco SA Preference Shares	4,000	8,848
Banco BTG Pactual SA	900	5,295
Banco do Brasil SA	1,700	8,367
Banco do Estado do Rio Grande do Sul SA Preference Shares	500	938
Banco Pan SA Preference Shares	600	764
Banco Santander Brasil SA	300	1,400
BB Seguridade Participacoes SA	300	2,111
Bradespar SA Preference Shares	300	938
Braskem SA Preference Shares (a)	300	576
Brava Energia	300	1,210
BRF SA	700	2,405
Caixa Seguridade Participacoes SA	400	1,041
CCR SA	700	1,423
Centrais Eletricas Brasileiras SA	800	5,697
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	400	7,123
Cia de Saneamento de Minas Gerais Copasa MG	300	1,034
Cia De Sanena Do Parana	200	942
Cia Energetica de Minas Gerais	400	1,033
Cia Energetica de Minas Gerais Preference Shares	1,300	2,329
Cia Paranaense de Energia - Copel	800	1,309
Cia Paranaense de Energia - Copel Class B, Preference Shares	700	1,272
Cia Siderurgica Nacional SA	500	827
Cosan SA	1,000	1,290
Cury Construtora e Incorporadora SA	200	857
Cyrela Brazil Realty SA Empreendimentos e Participacoes	300	1,252
Dexco SA	700	658
Direcional Engenharia SA	200	1,097
Embraer SA (a)	500	5,740
Energisa SA	300	2,095
Eneva SA (a)	1,144	2,363
Engie Brasil Energia SA	100	674
Equatorial Energia SA	702	3,922
Fleury SA	400	817
Security Description	Shares	Value
Gerdau SA Preference Shares	1,100	$3,107
GPS Participacoes e Empreendimentos SA (c)	400	911
Grupo Mateus SA	700	829
Hapvida Participacoes e Investimentos SA (a) (c)	3,700	1,428
Hypera SA	300	1,015
Iguatemi SA	300	969
Inter & Co., Inc. BDR	148	806
Itau Unibanco Holding SA Preference Shares	3,740	20,510
Itausa SA Preference Shares	4,095	6,756
Klabin SA	700	2,281
Localiza Rent a Car SA	700	4,105
Lojas Renner SA	880	1,879
M Dias Branco SA	200	794
Magazine Luiza SA (a)	400	709
Marcopolo SA Preference Shares	800	855
Marfrig Global Foods SA	400	1,261
Metalurgica Gerdau SA Preference Shares	600	938
Multiplan Empreendimentos Imobiliarios SA	200	789
Natura & Co. Holding SA	700	1,221
Neoenergia SA	300	1,095
NU Holdings Ltd. Class A (a)	1,900	19,456
Pagseguro Digital Ltd. Class A (a)	200	1,526
Petroleo Brasileiro SA	2,800	19,955
Petroleo Brasileiro SA Preference Shares	3,100	20,112
Petroreconcavo SA	300	864
Porto Seguro SA	200	1,397
PRIO SA (a)	600	4,169
Raia Drogasil SA	800	2,661
Rede D'Or Sao Luiz SA (c)	800	3,939
Rumo SA	1,000	2,832
Santos Brasil Participacoes SA	600	1,394
Sao Martinho SA	200	723
Sendas Distribuidora SA	1,100	1,448
SLC Agricola SA	300	974
Smartfit Escola de Ginastica e Danca SA	305	1,087
StoneCo Ltd. Class A (a)	200	2,096
Suzano SA	600	5,546
Telefonica Brasil SA	300	2,610
TIM SA	600	1,886
TOTVS SA	400	2,330
Ultrapar Participacoes SA	600	1,792
Unipar Carbocloro SA Preference Shares	100	958
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares	900	892
Vale SA	2,700	26,728
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700	537
Vibra Energia SA	900	2,794

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vivara Participacoes SA	200	$695
VTEX Class A (a)	200	1,014
WEG SA	1,100	8,696
Wilson Sons SA	300	892
XP, Inc. BDR	274	3,773
		295,518
CAYMAN ISLANDS — 0.0% (b)
Patria Investments Ltd. Class A	100	1,129
CHILE — 0.8%
Aguas Andinas SA Class A	3,226	1,160
Banco de Chile	30,901	4,074
Banco de Credito e Inversiones SA	62	2,285
Banco Itau Chile SA	89	1,206
Banco Santander Chile	45,128	2,560
Cencosud SA	922	2,809
Cencosud Shopping SA	578	1,133
Cia Cervecerias Unidas SA	172	1,301
Cia Sud Americana de Vapores SA	14,286	780
Colbun SA	7,692	1,079
Embotelladora Andina SA Preference Shares	311	1,160
Empresas CMPC SA	861	1,411
Empresas Copec SA	272	1,871
Enel Americas SA	12,899	1,252
Enel Chile SA	20,038	1,314
Falabella SA	598	2,488
Latam Airlines Group SA	138,950	2,172
Parque Arauco SA	592	1,175
Quinenco SA	286	1,111
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	109	4,328
Vina Concha y Toro SA	813	1,038
		37,707
COLOMBIA — 0.2%
Bancolombia SA	206	2,309
Bancolombia SA Preference Shares	349	3,508
Cementos Argos SA	461	1,126
Ecopetrol SA	3,564	1,764
Interconexion Electrica SA ESP	357	1,627
		10,334
CZECH REPUBLIC — 0.3%
CEZ AS	129	6,374
Komercni Banka AS	61	2,945
Moneta Money Bank AS (c)	406	2,569
		11,888
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	1,942	3,166
Eastern Co. SAE	2,128	1,399
EFG Holding SAE (a)	2,041	1,110
Talaat Moustafa Group	848	891
		6,566
Security Description	Shares	Value
GREECE — 0.9%
Aegean Airlines SA	82	$1,062
Alpha Services & Holdings SA	1,669	3,966
Eurobank Ergasias Services & Holdings SA Class A	1,935	5,156
GEK Terna SA	51	1,058
Hellenic Telecommunications Organization SA	141	2,285
Jumbo SA	88	2,407
LAMDA Development SA (a)	128	930
Metlen Energy & Metals SA	79	3,465
Motor Oil Hellas Corinth Refineries SA	58	1,383
National Bank of Greece SA	432	4,410
OPAP SA	134	2,653
Optima bank SA	72	1,195
Piraeus Financial Holdings SA	800	4,362
Public Power Corp. SA	183	2,730
Star Bulk Carriers Corp.	100	1,556
Tsakos Energy Navigation Ltd.	100	1,706
		40,324
HUNGARY — 0.4%
Magyar Telekom Telecommunications PLC	344	1,499
MOL Hungarian Oil & Gas PLC	320	2,513
OTP Bank Nyrt	168	11,256
Richter Gedeon Nyrt	97	2,667
		17,935
INDIA — 31.5%
360 ONE WAM Ltd.	227	2,504
Aarti Industries Ltd.	365	1,669
ABB India Ltd.	49	3,180
ACC Ltd.	92	2,091
Adani Energy Solutions Ltd. (a)	266	2,714
Adani Enterprises Ltd.	215	5,825
Adani Green Energy Ltd. (a)	280	3,108
Adani Ports & Special Economic Zone Ltd.	523	7,238
Adani Power Ltd. (a)	703	4,189
Adani Total Gas Ltd.	272	1,918
Aditya Birla Fashion & Retail Ltd. (a)	608	1,823
Aditya Birla Real Estate Ltd.	74	1,697
Affle India Ltd. (a)	153	2,879
AIA Engineering Ltd.	49	1,921
Ajanta Pharma Ltd.	66	2,025
Alkem Laboratories Ltd.	36	2,056
Amara Raja Energy & Mobility Ltd.	164	1,925
Amber Enterprises India Ltd. (a)	44	3,712
Ambuja Cements Ltd.	667	4,201
Anant Raj Ltd.	295	1,697
Angel One Ltd.	82	2,219
Apar Industries Ltd.	22	1,426
APL Apollo Tubes Ltd.	166	2,962
Apollo Hospitals Enterprise Ltd.	73	5,651

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Apollo Tyres Ltd.	389	$1,939
Ashok Leyland Ltd.	1,634	3,904
Asian Paints Ltd.	309	8,462
Astral Ltd.	144	2,180
Atul Ltd.	27	1,939
AU Small Finance Bank Ltd. (c)	338	2,114
Aurobindo Pharma Ltd. (a)	211	2,865
Avenue Supermarts Ltd. (a) (c)	108	5,159
Axis Bank Ltd.	1,683	21,699
Bajaj Auto Ltd.	53	4,886
Bajaj Finance Ltd.	196	20,513
Bajaj Finserv Ltd.	250	5,871
Bajaj Holdings & Investment Ltd.	26	3,794
Balkrishna Industries Ltd.	74	2,212
Bandhan Bank Ltd. (c)	1,096	1,876
Bank of Baroda	985	2,634
BASF India Ltd.	27	1,397
Bata India Ltd.	150	2,141
Berger Paints India Ltd.	345	2,019
Bharat Electronics Ltd.	3,037	10,706
Bharat Forge Ltd.	244	3,338
Bharat Heavy Electricals Ltd.	1,325	3,355
Bharat Petroleum Corp. Ltd.	1,525	4,968
Bharti Airtel Ltd.	1,962	39,790
Biocon Ltd.	654	2,615
Birlasoft Ltd.	360	1,633
Blue Star Ltd.	150	3,749
Bosch Ltd.	8	2,654
Brigade Enterprises Ltd.	171	1,954
Britannia Industries Ltd.	72	4,159
Canara Bank	2,105	2,192
Carborundum Universal Ltd.	155	1,839
Castrol India Ltd.	875	2,078
Cello World Ltd.	237	1,515
CESC Ltd.	1,064	1,915
CG Power & Industrial Solutions Ltd.	595	4,445
Chambal Fertilisers & Chemicals Ltd.	391	2,861
Cholamandalam Financial Holdings Ltd.	102	2,090
Cholamandalam Investment & Finance Co. Ltd.	338	6,011
Cipla Ltd.	393	6,631
CMS Info Systems Ltd.	362	1,954
Coal India Ltd.	1,749	8,148
Cochin Shipyard Ltd. (c)	125	2,059
Coforge Ltd.	65	6,167
Colgate-Palmolive India Ltd.	98	2,740
Computer Age Management Services Ltd.	58	2,527
Concord Biotech Ltd.	108	2,124
Container Corp. of India Ltd.	233	1,885
Coromandel International Ltd.	128	2,968
Crompton Greaves Consumer Electricals Ltd.	763	3,160
Cummins India Ltd.	132	4,713
Security Description	Shares	Value
Cyient Ltd.	112	$1,657
Dabur India Ltd.	435	2,578
Dalmia Bharat Ltd.	109	2,323
Deepak Nitrite Ltd.	91	2,112
Delhivery Ltd. (a)	511	1,525
Divi's Laboratories Ltd.	91	6,149
Dixon Technologies India Ltd.	35	5,397
DLF Ltd.	554	4,411
Dr. Lal PathLabs Ltd. (c)	63	1,827
Dr. Reddy's Laboratories Ltd.	415	5,556
Eicher Motors Ltd.	110	6,882
EID Parry India Ltd. (a)	246	2,261
Elgi Equipments Ltd.	316	1,781
Emami Ltd.	286	1,940
Embassy Office Parks REIT	549	2,348
Escorts Kubota Ltd.	51	1,939
Exide Industries Ltd.	511	2,155
Federal Bank Ltd.	1,629	3,673
Finolex Cables Ltd.	151	1,614
Firstsource Solutions Ltd.	685	2,727
Five-Star Business Finance Ltd. (a)	259	2,194
Fortis Healthcare Ltd.	538	4,396
FSN E-Commerce Ventures Ltd. (a)	1,314	2,753
GAIL India Ltd.	2,094	4,484
GE Vernova T&D India Ltd.	127	2,316
GlaxoSmithKline Pharmaceuticals Ltd.	78	2,629
Glenmark Pharmaceuticals Ltd.	140	2,524
GMR Airports Ltd. (a)	3,106	2,752
Godrej Consumer Products Ltd.	299	4,055
Godrej Properties Ltd. (a)	110	2,741
Grasim Industries Ltd.	243	7,424
Great Eastern Shipping Co. Ltd.	178	1,940
Grindwell Norton Ltd.	89	1,767
Gujarat Fluorochemicals Ltd.	50	2,353
Happiest Minds Technologies Ltd.	265	1,850
Havells India Ltd.	222	3,971
HCL Technologies Ltd.	772	14,384
HDFC Asset Management Co. Ltd. (c)	89	4,180
HDFC Bank Ltd.	4,091	87,504
HDFC Life Insurance Co. Ltd. (c)	749	6,009
Hero MotoCorp Ltd.	107	4,661
HFCL Ltd.	1,443	1,335
Himadri Speciality Chemical Ltd.	321	1,594
Hindalco Industries Ltd.	1,085	8,663
Hindustan Aeronautics Ltd.	162	7,918
Hindustan Copper Ltd.	614	1,586
Hindustan Petroleum Corp. Ltd.	780	3,288
Hindustan Unilever Ltd.	626	16,544
Hitachi Energy India Ltd.	15	2,221
Honeywell Automation India Ltd.	5	1,970
ICICI Bank Ltd.	3,773	59,520
ICICI Lombard General Insurance Co. Ltd. (c)	197	4,132

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ICICI Prudential Life Insurance Co. Ltd. (c)	341	$2,252
IDFC First Bank Ltd. (a)	6,825	4,389
Indian Bank	407	2,578
Indian Energy Exchange Ltd. (c)	1,026	2,110
Indian Hotels Co. Ltd.	768	7,076
Indian Oil Corp. Ltd.	2,843	4,248
Indian Railway Catering & Tourism Corp. Ltd.	306	2,605
Indian Railway Finance Corp. Ltd. (c)	1,559	2,269
Indian Renewable Energy Development Agency Ltd. (a)	929	1,745
Indraprastha Gas Ltd.	766	1,820
Indus Towers Ltd. (a)	1,111	4,345
IndusInd Bank Ltd.	426	3,239
Info Edge India Ltd.	69	5,797
Infosys Ltd.	2,654	48,770
Inox Wind Ltd. (a)	896	1,709
InterGlobe Aviation Ltd. (a) (c)	133	7,960
Ipca Laboratories Ltd.	144	2,530
ITC Hotels Ltd. (a)	202	467
ITC Ltd.	2,029	9,727
JB Chemicals & Pharmaceuticals Ltd.	117	2,222
Jindal Stainless Ltd.	296	2,014
Jindal Steel & Power Ltd.	306	3,266
Jio Financial Services Ltd. (a)	2,592	6,899
JK Cement Ltd.	53	3,059
JSW Energy Ltd.	455	2,863
JSW Steel Ltd.	667	8,297
Jubilant Foodworks Ltd.	333	2,588
Kajaria Ceramics Ltd.	145	1,457
Kalpataru Projects International Ltd.	159	1,813
Kalyan Jewellers India Ltd.	325	1,777
Kaynes Technology India Ltd. (a)	39	2,166
KEC International Ltd.	204	1,868
KEI Industries Ltd.	65	2,200
Kotak Mahindra Bank Ltd.	793	20,144
KPIT Technologies Ltd.	187	2,860
Krishna Institute of Medical Sciences Ltd. (a) (c)	385	2,881
L&T Technology Services Ltd. (c)	40	2,107
Larsen & Toubro Ltd.	483	19,735
Laurus Labs Ltd. (c)	457	3,280
LIC Housing Finance Ltd.	335	2,210
Life Insurance Corp. of India	214	2,001
Linde India Ltd.	25	1,830
Lloyds Metals & Energy Ltd.	218	3,283
LTIMindtree Ltd. (c)	77	4,046
Lupin Ltd.	204	4,840
Macrotech Developers Ltd. (c)	249	3,484
Mahindra & Mahindra Financial Services Ltd.	647	2,142
Mahindra & Mahindra Ltd.	683	21,302
MakeMyTrip Ltd. (a)	100	9,799
Mankind Pharma Ltd. (a)	86	2,440
Security Description	Shares	Value
Marico Ltd.	369	$2,813
Maruti Suzuki India Ltd.	96	12,941
Max Financial Services Ltd. (a)	254	3,411
Max Healthcare Institute Ltd.	601	7,713
Mazagon Dock Shipbuilders Ltd.	102	3,155
Motherson Sumi Wiring India Ltd.	3,040	1,853
Mphasis Ltd.	123	3,598
MRF Ltd.	2	2,637
Multi Commodity Exchange of India Ltd.	37	2,299
Muthoot Finance Ltd.	109	3,039
Natco Pharma Ltd.	153	1,430
National Aluminium Co. Ltd.	1,004	2,062
Navin Fluorine International Ltd.	59	2,907
NBCC India Ltd.	1,782	1,707
NCC Ltd.	704	1,725
Nestle India Ltd.	209	5,504
NHPC Ltd.	2,783	2,676
Nippon Life India Asset Management Ltd. (c)	313	2,119
NMDC Ltd.	3,246	2,616
NTPC Ltd.	3,517	14,714
Oberoi Realty Ltd.	132	2,529
Oil & Natural Gas Corp. Ltd.	2,985	8,604
Oil India Ltd.	507	2,294
One 97 Communications Ltd. (a)	308	2,823
Oracle Financial Services Software Ltd.	26	2,388
Page Industries Ltd.	7	3,497
Patanjali Foods Ltd.	126	2,666
PB Fintech Ltd. (a)	289	5,375
Persistent Systems Ltd.	104	6,709
Petronet LNG Ltd.	651	2,236
Phoenix Mills Ltd.	181	3,480
PI Industries Ltd.	67	2,687
Pidilite Industries Ltd.	114	3,800
Piramal Pharma Ltd.	935	2,459
Polycab India Ltd.	46	2,771
Poonawalla Fincorp Ltd. (a)	534	2,189
Power Finance Corp. Ltd.	1,169	5,666
Power Grid Corp. of India Ltd.	3,167	10,758
Prestige Estates Projects Ltd.	169	2,342
Procter & Gamble Hygiene & Health Care Ltd.	10	1,591
Punjab National Bank	2,283	2,568
PVR Inox Ltd. (a)	130	1,388
Radico Khaitan Ltd.	103	2,927
Rail Vikas Nigam Ltd.	502	2,066
REC Ltd.	1,016	5,102
Redington Ltd.	1,150	3,269
Reliance Industries Ltd.	5,026	74,979
Reliance Power Ltd. (a)	4,186	2,105
Safari Industries India Ltd.	88	2,035
Samvardhana Motherson International Ltd.	2,462	3,772
SBI Cards & Payment Services Ltd.	278	2,866

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SBI Life Insurance Co. Ltd. (c)	346	$6,266
Schaeffler India Ltd.	54	2,133
Shree Cement Ltd.	8	2,855
Shriram Finance Ltd.	1,110	8,519
Siemens Ltd.	73	4,506
SKF India Ltd.	39	1,757
Solar Industries India Ltd.	24	3,157
Sona Blw Precision Forgings Ltd. (c)	438	2,363
Sonata Software Ltd.	337	1,363
SRF Ltd.	131	4,505
Star Health & Allied Insurance Co. Ltd. (a)	354	1,477
State Bank of India	1,280	11,554
Steel Authority of India Ltd.	1,520	2,048
Sun Pharmaceutical Industries Ltd.	723	14,674
Sundaram Finance Ltd.	61	3,265
Sundram Fasteners Ltd.	153	1,635
Supreme Industries Ltd.	59	2,365
Suven Pharmaceuticals Ltd. (a)	178	2,397
Suzlon Energy Ltd. (a)	8,774	5,816
Syngene International Ltd. (c)	235	1,997
Tata Chemicals Ltd.	189	1,913
Tata Communications Ltd.	99	1,828
Tata Consultancy Services Ltd.	728	30,715
Tata Consumer Products Ltd.	437	5,122
Tata Elxsi Ltd.	37	2,257
Tata Motors Ltd.	1,400	11,047
Tata Power Co. Ltd.	1,289	5,661
Tata Steel Ltd.	4,960	8,951
Tata Technologies Ltd.	196	1,559
Tech Mahindra Ltd.	508	8,429
Tejas Networks Ltd. (a) (c)	181	1,610
Thermax Ltd.	43	1,838
Timken India Ltd.	56	1,802
Titan Co. Ltd.	325	11,648
Torrent Pharmaceuticals Ltd.	64	2,417
Torrent Power Ltd.	150	2,609
Trent Ltd.	145	9,034
Tube Investments of India Ltd.	91	2,948
TVS Motor Co. Ltd.	199	5,634
UltraTech Cement Ltd.	86	11,581
Union Bank of India Ltd.	1,761	2,600
United Breweries Ltd.	99	2,316
United Spirits Ltd.	220	3,607
UNO Minda Ltd.	213	2,182
UPL Ltd. (d)	466	3,469
UPL Ltd. (a) (d)	58	294
Varun Beverages Ltd.	920	5,809
Vedant Fashions Ltd.	158	1,434
Vedanta Ltd.	1,250	6,777
Vodafone Idea Ltd. (a)	21,282	1,693
Voltas Ltd.	210	3,584
Whirlpool of India Ltd.	94	1,089
Wipro Ltd.	2,350	7,210
Yes Bank Ltd. (a)	16,964	3,350
Security Description	Shares	Value
Zomato Ltd. (a)	5,174	$12,210
Zydus Lifesciences Ltd.	245	2,541
		1,454,479
INDONESIA — 2.2%
AKR Corporindo Tbk. PT	10,000	661
Alamtri Resources Indonesia Tbk. PT	10,500	1,170
Amman Mineral Internasional PT (a)	4,900	1,590
Aneka Tambang Tbk. PT	11,100	1,096
Astra International Tbk. PT	14,200	4,219
Bank Central Asia Tbk. PT	39,500	20,275
Bank Jago Tbk. PT (a)	5,600	495
Bank Mandiri Persero Tbk. PT (a)	33,300	10,457
Bank Negara Indonesia Persero Tbk. PT (a)	11,100	2,842
Bank Rakyat Indonesia Persero Tbk. PT	52,800	12,913
Bank Syariah Indonesia Tbk. PT	5,600	791
Bank Tabungan Negara Persero Tbk. PT (a)	11,100	593
Barito Pacific Tbk. PT	20,800	892
Barito Renewables Energy Tbk. PT	12,100	4,019
Bukit Asam Tbk. PT	5,600	852
Bumi Resources Minerals Tbk. PT (a)	100,000	2,005
Bumi Resources Tbk. PT (a)	168,400	946
Bumi Serpong Damai Tbk. PT (a)	12,500	608
Bumitama Agri Ltd.	1,800	1,185
Chandra Asri Pacific Tbk. PT	5,100	2,217
Charoen Pokphand Indonesia Tbk. PT	5,300	1,405
Ciputra Development Tbk. PT	12,500	566
Dayamitra Telekomunikasi PT	25,000	853
Elang Mahkota Teknologi Tbk. PT	34,200	1,126
GoTo Gojek Tokopedia Tbk. PT (a)	766,100	3,840
Gudang Garam Tbk. PT (a)	1,000	616
Indah Kiat Pulp & Paper Tbk. PT	2,000	594
Indo Tambangraya Megah Tbk. PT	200	277
Indocement Tunggal Prakarsa Tbk. PT	2,200	691
Indofood CBP Sukses Makmur Tbk. PT	1,600	983
Indofood Sukses Makmur Tbk. PT	200	86
Indosat Tbk. PT	6,800	597
Japfa Comfeed Indonesia Tbk. PT	9,100	1,105
Jasa Marga Persero Tbk. PT	2,900	697
Kalbe Farma Tbk. PT	14,500	994
Mayora Indah Tbk. PT	5,900	723
Medikaloka Hermina Tbk. PT	12,500	800
Merdeka Copper Gold Tbk. PT (a)	8,400	725
Mitra Adiperkasa Tbk. PT	10,000	815
Mitra Keluarga Karyasehat Tbk. PT	5,300	717
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,100	621
Pacific Strategic Financial Tbk. PT (a)	14,300	894

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Pakuwon Jati Tbk. PT	33,400	$686
Pantai Indah Kapuk Dua Tbk. PT	2,300	1,389
Perusahaan Gas Negara Tbk. PT	10,000	939
Petrindo Jaya Kreasi Tbk. PT (a)	1,900	740
Sarana Menara Nusantara Tbk. PT	20,000	610
Semen Indonesia Persero Tbk. PT	3,900	624
Sumber Alfaria Trijaya Tbk. PT	13,100	1,622
Telkom Indonesia Persero Tbk. PT	34,700	5,050
Unilever Indonesia Tbk. PT	2,300	176
United Tractors Tbk. PT	1,100	1,564
XL Axiata Tbk. PT	7,200	991
		103,942
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP	2,271	1,156
Agility Global PLC	5,516	1,967
Agility Public Warehousing Co. KSC	2,316	1,892
Al Mazaya Holding Co. KSCP (a)	4,634	1,047
Alimtiaz Investment Group KSC (a)	6,763	1,077
Arabi Group Holding KSC (a)	998	1,278
Arzan Financial Group for Financing & Investment KPSC	1,846	1,760
Combined Group Contracting Co. SAK	527	1,249
Commercial Real Estate Co. KSC	3,091	1,664
Gulf Bank KSCP	1,812	2,092
Gulf Cables & Electrical Industries Group Co. KSCP	263	1,706
Integrated Holding Co. KCSC	663	1,219
Jazeera Airways Co. KSCP (a)	347	1,149
Kuwait Finance House KSCP	7,392	19,055
Kuwait International Bank KSCP	2,356	1,726
Kuwait Real Estate Co. KSC	1,719	1,884
Mezzan Holding Co. KSCC	413	1,192
National Bank of Kuwait SAKP	6,283	21,351
National Investments Co. KSCP	1,589	1,309
National Real Estate Co. KPSC (a)	4,685	1,214
Salhia Real Estate Co. KSCP	785	1,069
Warba Bank KSCP (a)	2,550	1,827
		69,883
MALAYSIA — 2.8%
Alliance Bank Malaysia Bhd.	1,200	1,249
AMMB Holdings Bhd.	1,800	2,272
Axiata Group Bhd.	2,600	1,049
Axis Real Estate Investment Trust	2,400	973
Bank Islam Malaysia Bhd.	1,700	981
Bursa Malaysia Bhd.	600	1,053
Carlsberg Brewery Malaysia Bhd. Class B	200	861
CelcomDigi Bhd.	2,700	2,117
Chin Hin Group Bhd. (a)	1,400	656
CIMB Group Holdings Bhd.	5,500	8,676
CTOS Digital Bhd.	3,400	881
D&O Green Technologies Bhd.	1,500	494
Dialog Group Bhd.	3,200	1,111
Security Description	Shares	Value
Fraser & Neave Holdings Bhd.	200	$1,095
Frontken Corp. Bhd.	1,200	1,009
Gamuda Bhd.	4,457	4,218
Genting Bhd.	1,600	1,172
Genting Malaysia Bhd.	2,100	786
Genting Plantations Bhd.	800	959
Graphjet Technology (a)	600	60
Greatech Technology Bhd. (a)	2,000	784
HAP Seng Consolidated Bhd.	1,100	709
Hartalega Holdings Bhd.	1,700	724
Heineken Malaysia Bhd.	200	1,206
Hong Leong Bank Bhd.	500	2,269
Hong Leong Financial Group Bhd.	300	1,176
IGB Real Estate Investment Trust	2,200	1,115
IHH Healthcare Bhd.	1,800	2,807
IJM Corp. Bhd.	2,000	946
Inari Amertron Bhd.	2,500	1,144
IOI Corp. Bhd.	2,300	1,892
IOI Properties Group Bhd.	2,200	982
Kossan Rubber Industries Bhd.	2,300	902
KPJ Healthcare Bhd.	2,300	1,379
Kuala Lumpur Kepong Bhd.	510	2,379
Mah Sing Group Bhd.	2,500	710
Malayan Banking Bhd.	5,200	11,859
Malaysian Pacific Industries Bhd.	100	430
Maxis Bhd.	1,900	1,451
MBSB Bhd.	5,300	854
Mega First Corp. Bhd.	1,000	904
MISC Bhd.	1,000	1,616
Mr. DIY Group M Bhd. (c)	3,100	985
My EG Services Bhd.	4,800	984
Nestle Malaysia Bhd.	100	1,674
Notion VTEC Bhd.	4,800	763
Pentamaster Corp. Bhd.	1,100	736
Petronas Chemicals Group Bhd.	2,200	1,795
Petronas Dagangan Bhd.	300	1,236
Petronas Gas Bhd.	700	2,663
PPB Group Bhd.	600	1,555
Press Metal Aluminium Holdings Bhd.	3,000	3,407
Public Bank Bhd.	11,200	11,156
QL Resources Bhd.	1,350	1,421
RHB Bank Bhd.	1,300	2,004
Scientex Bhd.	1,000	800
SD Guthrie Bhd.	2,900	3,209
Sime Darby Bhd.	2,400	1,195
Sime Darby Property Bhd.	3,100	936
SP Setia Bhd. Group	3,500	931
Sunway Bhd.	1,700	1,739
Sunway Real Estate Investment Trust	2,600	1,066
Syarikat Takaful Malaysia Keluarga Bhd.	1,200	979
Telekom Malaysia Bhd.	1,600	2,362
Tenaga Nasional Bhd.	2,000	6,030
TIME dotCom Bhd.	1,100	1,237

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd. (a)	4,600	$840
United Plantations Bhd.	300	1,514
ViTrox Corp. Bhd.	1,200	814
VS Industry Bhd.	4,200	819
Westports Holdings Bhd.	1,000	1,082
Yinson Holdings Bhd.	1,900	942
YTL Corp. Bhd.	3,900	1,758
YTL Power International Bhd.	2,000	1,501
		130,043
MEXICO — 3.0%
Alfa SAB de CV Class A (a)	2,883	2,251
Alsea SAB de CV	400	851
America Movil SAB de CV	14,800	10,548
Arca Continental SAB de CV	300	3,138
Banco del Bajio SA (c)	700	1,521
Becle SAB de CV	600	552
Betterware de Mexico SAPI de CV	100	1,137
Bolsa Mexicana de Valores SAB de CV	700	1,163
Cemex SAB de CV	11,300	6,380
Coca-Cola Femsa SAB de CV	400	3,657
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	1,800	957
Corp. Inmobiliaria Vesta SAB de CV	600	1,373
El Puerto de Liverpool SAB de CV Class C1	200	944
FIBRA Macquarie Mexico REIT (c)	700	1,036
Fibra Uno Administracion SA de CV REIT	2,000	2,337
Fomento Economico Mexicano SAB de CV	1,200	11,721
Genomma Lab Internacional SAB de CV Class B	1,100	1,361
Gentera SAB de CV	900	1,387
Gruma SAB de CV Class B	135	2,438
Grupo Aeroportuario del Centro Norte SAB de CV	200	1,966
Grupo Aeroportuario del Pacifico SAB de CV Class B	285	5,271
Grupo Aeroportuario del Sureste SAB de CV Class B	135	3,697
Grupo Bimbo SAB de CV	1,100	2,992
Grupo Carso SAB de CV	400	2,352
Grupo Comercial Chedraui SA de CV	200	1,129
Grupo Financiero Banorte SAB de CV Class O	1,900	13,181
Grupo Financiero Inbursa SAB de CV Class O (a)	1,400	3,147
Grupo Mexico SAB de CV	2,300	11,503
Grupo Televisa SAB	2,500	865
Industrias Penoles SAB de CV (a)	200	3,712
Kimberly-Clark de Mexico SAB de CV Class A	500	820
La Comer SAB de CV	600	989
Megacable Holdings SAB de CV	500	1,050
Security Description	Shares	Value
Operadora De Sites Mexicanos SAB de CV Class A-1	1,200	$852
Orbia Advance Corp. SAB de CV	900	686
Prologis Property Mexico SA de CV REIT	700	2,241
Promotora y Operadora de Infraestructura SAB de CV	145	1,465
Qualitas Controladora SAB de CV	200	1,739
Regional SAB de CV	200	1,273
Southern Copper Corp.	100	9,346
Ternium SA ADR	100	3,116
Wal-Mart de Mexico SAB de CV	3,400	9,367
		137,511
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	200	3,126
Credicorp Ltd.	100	18,616
		21,742
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	1,700	980
Aboitiz Power Corp.	1,600	1,079
ACEN Corp.	10,000	531
Alliance Global Group, Inc.	6,300	669
AREIT, Inc.	1,500	1,036
Ayala Corp.	160	1,653
Ayala Land, Inc.	4,200	1,688
Bank of the Philippine Islands	1,530	3,529
BDO Unibank, Inc.	1,570	4,206
Bloomberry Resorts Corp.	7,200	368
Century Pacific Food, Inc.	1,600	1,022
Converge Information & Communications Technology Solutions, Inc.	3,700	1,200
DMCI Holdings, Inc.	5,000	1,003
Globe Telecom, Inc.	25	980
International Container Terminal Services, Inc.	590	3,660
JG Summit Holdings, Inc.	2,400	692
Jollibee Foods Corp.	320	1,342
Manila Electric Co.	190	1,826
Metropolitan Bank & Trust Co.	1,350	1,722
Monde Nissin Corp. (c)	5,900	746
PLDT, Inc.	60	1,333
Puregold Price Club, Inc.	2,100	1,031
Semirara Mining & Power Corp.	1,700	1,047
SM Investments Corp.	340	4,682
SM Prime Holdings, Inc.	8,000	3,355
Universal Robina Corp.	650	795
		42,175
POLAND — 1.6%
Alior Bank SA	74	2,285
Allegro.eu SA (a) (c)	322	2,596
Atlas Lithium Corp. (a)	100	515
Bank Handlowy w Warszawie SA	41	1,231
Bank Millennium SA (a)	531	1,936

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bank Polska Kasa Opieki SA	131	$5,939
Benefit Systems SA	2	1,488
Budimex SA	10	1,458
CCC SA (a)	37	2,233
CD Projekt SA	54	2,949
Cyfrowy Polsat SA (a)	262	1,020
Dino Polska SA (a) (c)	36	4,190
Enea SA (a)	365	1,442
Grupa Kety SA	8	1,706
InPost SA (a)	155	2,260
KGHM Polska Miedz SA	105	3,397
KRUK SA	15	1,460
LPP SA	1	4,541
mBank SA (a)	11	2,301
Orange Polska SA	497	1,122
ORLEN SA	333	5,844
PGE Polska Grupa Energetyczna SA (a)	713	1,459
Powszechna Kasa Oszczednosci Bank Polski SA	641	12,430
Powszechny Zaklad Ubezpieczen SA	273	3,942
Santander Bank Polska SA	24	3,431
Tauron Polska Energia SA (a)	1,042	1,329
XTB SA (c)	57	1,002
		75,506
QATAR — 1.2%
Al Rayan Bank	5,100	3,152
Barwa Real Estate Co.	1,334	967
Commercial Bank PSQC	2,452	2,815
Doha Bank QPSC	2,273	1,199
Dukhan Bank	1,442	1,399
Gulf International Services QSC	1,111	938
Industries Qatar QSC	1,258	4,454
Mesaieed Petrochemical Holding Co.	3,366	1,329
Ooredoo QPSC	559	1,812
Qatar Aluminum Manufacturing Co.	3,125	1,086
Qatar Electricity & Water Co. QSC	476	1,945
Qatar Fuel QSC	529	2,157
Qatar Gas Transport Co. Ltd.	2,136	2,737
Qatar International Islamic Bank QSC	960	2,689
Qatar Islamic Bank QPSC	1,230	6,949
Qatar National Bank QPSC	3,225	14,260
Qatar Navigation QSC	808	2,439
United Development Co. QSC	3,226	910
Vodafone Qatar QSC	2,418	1,305
		54,542
ROMANIA — 0.1%
NEPI Rockcastle NV	372	2,680
SAUDI ARABIA — 5.9%
Abdullah Al Othaim Markets Co.	335	873
ACWA Power Co.	116	10,613
Ades Holding Co.	276	1,201
Security Description	Shares	Value
Advanced Petrochemical Co. (a)	105	$864
Al Hammadi Holding	82	910
Al Masane Al Kobra Mining Co.	58	895
Al Moammar Information Systems Co. (a)	22	768
Al Rajhi Bank	1,455	39,564
Al Rajhi Co. for Co-operative Insurance (a)	28	1,056
Al Rajhi REIT	453	1,001
Al-Dawaa Medical Services Co.	40	881
Aldrees Petroleum & Transport Services Co.	41	1,521
Alinma Bank	920	7,530
Almarai Co. JSC	290	4,298
Almunajem Foods Co.	36	835
Arab National Bank	189	1,164
Arabian Cement Co.	142	1,018
Arabian Centres Co. (c)	169	927
Arabian Contracting Services Co. (a)	19	677
Arabian Internet & Communications Services Co.	20	1,621
Arriyadh Development Co.	147	1,305
Astra Industrial Group Co.	29	1,206
Bank AlBilad	472	4,643
Bank Al-Jazira (a)	437	2,036
Banque Saudi Fransi	929	4,607
Bupa Arabia for Cooperative Insurance Co.	22	1,036
Catrion Catering Holding Co.	34	1,120
Co. for Cooperative Insurance	58	2,205
Dallah Healthcare Co.	25	844
Dar Al Arkan Real Estate Development Co. (a)	403	2,299
Dr. Sulaiman Al Habib Medical Services Group Co.	61	4,531
Eastern Province Cement Co.	116	1,116
Electrical Industries Co.	603	974
Elm Co.	20	5,172
Emaar Economic City (a)	202	773
Etihad Etisalat Co.	290	4,716
Jahez International Co. (a)	146	1,168
Jamjoom Pharmaceuticals Factory Co.	21	873
Jarir Marketing Co.	396	1,370
Leejam Sports Co. JSC	21	846
Middle East Healthcare Co. (a)	49	895
Middle East Paper Co. (a)	89	740
Middle East Specialized Cables Co. (a)	118	1,183
Mobile Telecommunications Co. Saudi Arabia	374	1,123
Mouwasat Medical Services Co.	72	1,440
Nahdi Medical Co.	28	860
National Agriculture Development Co. (a)	130	870

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
National Co. for Learning & Education	19	$808
National Gas & Industrialization Co.	33	818
National Industrialization Co. (a)	325	811
National Medical Care Co.	19	812
Power & Water Utility Co. for Jubail & Yanbu	64	783
Qassim Cement Co.	73	1,024
Retal Urban Development Co.	288	1,344
Riyad Bank	1,041	9,144
Riyadh Cables Group Co.	34	1,151
SABIC Agri-Nutrients Co.	173	4,889
Sahara International Petrochemical Co.	274	1,519
SAL Saudi Logistics Services	18	950
Saudi Arabian Amiantit Co. (a)	167	1,091
Saudi Arabian Mining Co. (a)	915	11,294
Saudi Arabian Oil Co. (c)	4,183	29,830
Saudi Aramco Base Oil Co.	39	1,092
Saudi Automotive Services Co.	50	905
Saudi Awwal Bank	283	2,829
Saudi Basic Industries Corp.	657	11,157
Saudi Cement Co.	91	1,092
Saudi Chemical Co. Holding (a)	345	796
Saudi Electricity Co.	548	2,332
Saudi Ground Services Co.	76	1,045
Saudi Industrial Investment Group	278	1,150
Saudi Investment Bank	521	2,025
Saudi Kayan Petrochemical Co. (a)	619	1,010
Saudi National Bank	2,195	20,978
Saudi Public Transport Co. (a)	192	898
Saudi Real Estate Co. (a)	167	1,076
Saudi Research & Media Group (a)	32	1,478
Saudi Tadawul Group Holding Co.	38	2,067
Saudi Telecom Co.	1,312	15,862
Saudia Dairy & Foodstuff Co.	13	1,043
Savola Group (a)	113	889
Seera Group Holding (a)	160	1,048
Southern Province Cement Co.	105	932
Theeb Rent A Car Co.	52	970
United Electronics Co.	42	1,055
United International Transportation Co.	41	908
Yamama Cement Co. (a)	117	1,226
Yanbu Cement Co.	151	949
Yanbu National Petrochemical Co.	211	1,952
		273,200
SOUTH AFRICA — 4.6%
Absa Group Ltd.	617	5,938
Advtech Ltd.	545	976
AECI Ltd.	164	867
African Rainbow Minerals Ltd.	94	746
Anglo American Platinum Ltd.	43	1,717
Aspen Pharmacare Holdings Ltd.	267	2,377
AVI Ltd.	235	1,133
Barloworld Ltd.	189	1,086
Security Description	Shares	Value
Bid Corp. Ltd.	240	$5,735
Bidvest Group Ltd.	244	3,124
Capitec Bank Holdings Ltd.	67	11,303
Clicks Group Ltd.	161	2,965
Coronation Fund Managers Ltd.	439	928
Dis-Chem Pharmacies Ltd. (c)	488	804
Discovery Ltd.	383	4,154
Equites Property Fund Ltd. REIT	1,282	979
Exxaro Resources Ltd.	183	1,476
FirstRand Ltd.	3,908	15,265
Fortress Real Estate Investments Ltd. Class B	944	968
Foschini Group Ltd.	245	1,656
Gold Fields Ltd.	671	14,791
Growthpoint Properties Ltd. REIT	2,224	1,566
Harmony Gold Mining Co. Ltd.	421	6,100
Hyprop Investments Ltd. REIT	467	1,059
Impala Platinum Holdings Ltd. (a)	671	4,594
Investec Ltd.	162	1,004
JSE Ltd.	149	1,004
Kumba Iron Ore Ltd.	49	831
Life Healthcare Group Holdings Ltd.	1,266	952
Momentum Group Ltd.	1,004	1,704
Motus Holdings Ltd.	151	715
Mr. Price Group Ltd.	184	2,217
MTN Group Ltd.	1,258	8,429
MultiChoice Group (a)	126	752
Naspers Ltd. Class N	133	32,672
Nedbank Group Ltd.	360	5,035
Netcare Ltd.	1,316	942
Northam Platinum Holdings Ltd.	281	2,000
Old Mutual Ltd.	3,181	2,058
Omnia Holdings Ltd.	280	1,022
OUTsurance Group Ltd.	516	1,956
Pan African Resources PLC	2,500	1,395
Pepkor Holdings Ltd. (c)	817	1,134
Pick n Pay Stores Ltd. (a)	741	1,105
PSG Financial Services Ltd.	1,042	1,023
Redefine Properties Ltd. REIT	5,228	1,188
Remgro Ltd.	411	3,526
Resilient REIT Ltd.	307	949
Reunert Ltd.	231	761
Sanlam Ltd.	1,267	5,701
Santam Ltd.	50	1,014
Sappi Ltd.	466	917
Sasol Ltd. (a)	436	1,814
Shoprite Holdings Ltd.	329	4,878
Sibanye Stillwater Ltd. (a)	2,206	2,498
SPAR Group Ltd. (a)	144	926
Standard Bank Group Ltd.	984	12,809
Super Group Ltd.	662	1,008
Thungela Resources Ltd.	150	823
Tiger Brands Ltd.	120	1,813
Truworths International Ltd.	272	1,064
Vodacom Group Ltd.	505	3,445
Vukile Property Fund Ltd. REIT	1,014	962

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
We Buy Cars Holdings Ltd.	578	$1,324
Wilson Bayly Holmes-Ovcon Ltd.	89	874
Woolworths Holdings Ltd.	688	1,908
		210,459
TAIWAN — 27.0%
Ability Enterprise Co. Ltd.	1,000	1,509
AcBel Polytech, Inc.	1,000	870
Acer, Inc.	2,000	2,135
Advanced Echem Materials Co. Ltd.	54	789
Advancetek Enterprise Co. Ltd.	1,000	2,458
Advantech Co. Ltd.	1,000	11,294
Allis Electric Co. Ltd.	1,000	3,027
Ardentec Corp.	1,000	2,223
ASE Technology Holding Co. Ltd.	3,000	12,921
Asia Cement Corp.	2,000	2,813
Asustek Computer, Inc.	1,000	18,342
AUO Corp.	6,000	2,431
Aurotek Corp.	1,000	2,449
Avermedia Technologies	1,000	1,212
BES Engineering Corp.	2,000	642
Brighton-Best International Taiwan, Inc.	1,000	1,077
Caliway Biopharmaceuticals Co. Ltd. (a)	74	1,756
Capital Securities Corp.	2,000	1,527
Career Technology MFG. Co. Ltd. (a)	2,113	815
Catcher Technology Co. Ltd.	1,000	6,310
Cathay Financial Holding Co. Ltd.	7,000	12,903
Center Laboratories, Inc.	1,000	1,099
Chailease Holding Co. Ltd.	1,012	3,536
Chang Hwa Commercial Bank Ltd.	5,000	2,673
Chang Wah Electromaterials, Inc.	1,000	1,259
Channel Well Technology Co. Ltd.	1,000	2,488
Cheng Fwa Industrial Co. Ltd. (a)	2,000	1,476
Cheng Loong Corp.	1,000	565
Cheng Shin Rubber Industry Co. Ltd.	2,000	3,024
Cheng Uei Precision Industry Co. Ltd.	1,000	1,656
Chicony Electronics Co. Ltd.	1,000	5,060
China Airlines Ltd.	2,000	1,355
China Bills Finance Corp.	2,000	904
China Man-Made Fiber Corp. (a)	4,000	826
China Motor Corp.	1,000	2,175
China Petrochemical Development Corp. (a)	3,000	664
China Steel Corp.	9,000	6,072
Chin-Poon Industrial Co. Ltd.	1,000	968
Chipbond Technology Corp.	1,000	1,958
ChipMOS Technologies, Inc.	1,000	873
Chung Hung Steel Corp.	2,000	1,241
Chunghwa Telecom Co. Ltd.	3,000	11,611
Clevo Co.	1,000	1,402
CMC Magnetics Corp.	3,000	786
Compal Electronics, Inc.	3,000	2,878
Security Description	Shares	Value
Compeq Manufacturing Co. Ltd.	1,000	$1,705
Continental Holdings Corp.	1,000	824
Coretronic Corp.	1,000	2,199
Co-Tech Development Corp.	1,000	1,584
CSBC Corp. Taiwan (a)	2,000	1,015
CTBC Financial Holding Co. Ltd.	15,000	17,822
CTCI Corp.	1,000	1,200
CviLux Corp.	1,000	1,387
DA CIN Construction Co. Ltd.	1,000	1,765
Da-Li Development Co. Ltd.	1,034	1,495
Delpha Construction Co. Ltd.	1,000	1,179
Delta Electronics, Inc.	2,000	21,685
E Ink Holdings, Inc.	1,000	7,981
E.Sun Financial Holding Co. Ltd.	12,000	10,391
EirGenix, Inc. (a)	1,000	2,102
Elite Semiconductor Microelectronics Technology, Inc.	1,000	1,684
Enlight Corp. (a)	1,000	1,006
Ennostar, Inc.	1,000	1,184
Eternal Materials Co. Ltd.	1,000	837
Eva Airways Corp.	2,000	2,443
Evergreen International Storage & Transport Corp.	1,000	952
Evergreen Marine Corp. Taiwan Ltd.	1,000	6,641
Everlight Electronics Co. Ltd.	1,000	2,461
Falcon Machine Tools Co. Ltd.	1,000	822
Far Eastern Department Stores Ltd.	1,000	730
Far Eastern International Bank	4,000	1,614
Far Eastern New Century Corp.	3,000	2,973
Far EasTone Telecommunications Co. Ltd.	1,000	2,771
Farglory Land Development Co. Ltd.	1,000	2,078
Favite, Inc. (a)	1,000	1,068
Feng Hsin Steel Co. Ltd.	1,000	2,039
Feng TAY Enterprise Co. Ltd.	1,000	3,584
First Financial Holding Co. Ltd.	8,000	6,518
FLEXium Interconnect, Inc.	1,000	1,816
FocalTech Systems Co. Ltd.	1,000	2,003
Formosa Chemicals & Fibre Corp.	3,000	2,354
Formosa Petrochemical Corp.	1,000	1,102
Formosa Plastics Corp.	4,000	4,409
Formosa Taffeta Co. Ltd.	2,000	1,081
Foxconn Technology Co. Ltd.	1,000	1,861
Fubon Financial Holding Co. Ltd.	6,300	16,185
Gemtek Technology Corp.	1,000	875
General Interface Solution Holding Ltd. (a)	1,000	1,417
Gigabyte Technology Co. Ltd.	1,000	7,289
Global Brands Manufacture Ltd.	1,000	1,928
Gloria Material Technology Corp.	1,000	1,352
Goldsun Building Materials Co. Ltd.	1,000	1,227
Grand Pacific Petrochemical (a)	3,000	935
Great Wall Enterprise Co. Ltd.	1,000	1,738
Greatek Electronics, Inc.	1,000	1,735
Hannstar Board Corp.	920	1,449

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HannStar Display Corp. (a)	4,000	$912
Hey Song Corp.	1,000	1,208
Highwealth Construction Corp.	1,100	1,440
Himax Technologies, Inc. ADR	200	1,470
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,276
Hon Hai Precision Industry Co. Ltd.	9,000	39,575
Hota Industrial Manufacturing Co. Ltd.	1,000	1,900
Hsin Kuang Steel Co. Ltd.	1,000	1,405
HTC Corp. (a)	1,000	1,181
Hua Nan Financial Holdings Co. Ltd.	8,000	6,698
IBF Financial Holdings Co. Ltd.	2,000	771
Innolux Corp.	6,000	2,729
International CSRC Investment Holdings Co. (a)	2,000	696
Inventec Corp.	3,000	3,813
Kenda Rubber Industrial Co. Ltd.	1,000	791
KGI Financial Holding Co. Ltd.	13,000	6,715
Kindom Development Co. Ltd.	1,000	1,602
King Yuan Electronics Co. Ltd.	1,000	2,641
King's Town Bank Co. Ltd.	1,000	1,476
Kinpo Electronics	2,000	1,289
KS Terminals, Inc.	1,000	1,819
Laser Tek Taiwan Co. Ltd.	1,000	1,331
Lien Hwa Industrial Holdings Corp.	1,000	1,468
Lite-On Technology Corp.	2,000	5,475
Macronix International Co. Ltd.	2,000	1,247
MediaTek, Inc.	1,000	41,864
Medigen Vaccine Biologics Corp. (a)	1,000	1,453
Medtecs International Corp. Ltd. (a)	6,000	849
Mega Financial Holding Co. Ltd.	9,000	10,815
Mercuries Life Insurance Co. Ltd. (a)	4,177	781
Microbio Co. Ltd. (a)	1,000	783
Micro-Star International Co. Ltd.	1,000	4,879
Mirle Automation Corp.	1,000	1,876
Mitac Holdings Corp. (a)	1,000	1,660
Mycenax Biotech, Inc. (a)	1,000	1,095
Nan Kang Rubber Tire Co. Ltd.	1,000	1,169
Nan Ya Plastics Corp.	4,000	3,614
Nanya Technology Corp. (a)	1,000	1,126
Nichidenbo Corp.	1,000	2,039
Novatek Microelectronics Corp.	1,000	16,414
Nuvoton Technology Corp.	1,000	2,331
O-Bank Co. Ltd.	3,000	890
OBI Pharma, Inc. (a)	1,117	1,965
Pan Jit International, Inc.	1,000	1,524
Pan-International Industrial Corp.	1,000	1,349
Pegatron Corp.	2,000	5,054
Phihong Technology Co. Ltd. (a)	1,000	801
Polaris Group (a)	1,025	1,144
Pou Chen Corp.	2,000	2,126
Powerchip Semiconductor Manufacturing Corp. (a)	3,000	1,373
Security Description	Shares	Value
Powertech Technology, Inc.	1,000	$3,674
President Chain Store Corp.	1,000	7,560
President Securities Corp.	1,000	735
Primax Electronics Ltd.	1,000	2,497
Qisda Corp.	1,000	875
Quanta Computer, Inc.	2,000	13,523
Radiant Opto-Electronics Corp.	1,000	5,421
Realtek Semiconductor Corp.	1,000	15,752
Ruentex Development Co. Ltd.	2,000	2,114
Ruentex Industries Ltd.	1,000	1,780
Sakura Development Co. Ltd.	1,000	1,897
Sanyang Motor Co. Ltd.	1,000	2,117
Shanghai Commercial & Savings Bank Ltd.	4,000	5,421
Shieh Yih Machinery Industry Co. Ltd.	1,000	1,000
Shihlin Paper Corp. (a)	1,000	1,479
Shin Kong Financial Holding Co. Ltd. (a)	13,000	4,777
Shinkong Insurance Co. Ltd.	1,000	3,343
Shinkong Synthetic Fibers Corp.	2,000	819
Sigurd Microelectronics Corp.	1,000	2,295
Silicon Integrated Systems Corp.	1,000	1,539
Sino-American Silicon Products, Inc.	1,000	3,388
Sinon Corp.	1,000	1,262
SinoPac Financial Holdings Co. Ltd.	10,000	6,701
Solar Applied Materials Technology Corp.	1,000	1,777
Standard Foods Corp.	1,000	1,033
Sunplus Technology Co. Ltd. (a)	1,000	730
Superalloy Industrial Co. Ltd.	1,000	1,879
Supreme Electronics Co. Ltd.	1,000	1,638
Synmosa Biopharma Corp.	1,062	1,067
Synnex Technology International Corp.	1,000	2,150
TA Chen Stainless Pipe	2,000	2,967
Ta Ya Electric Wire & Cable	1,000	1,181
Taichung Commercial Bank Co. Ltd.	3,000	1,857
TaiMed Biologics, Inc. (a)	1,000	2,650
Tainan Spinning Co. Ltd.	2,000	807
TaiRx, Inc. (a)	1,026	725
Taishin Financial Holding Co. Ltd.	10,000	5,180
Taiwan Business Bank	6,000	2,638
Taiwan Cogeneration Corp.	1,000	1,238
Taiwan Cooperative Financial Holding Co. Ltd.	8,000	5,795
Taiwan Fertilizer Co. Ltd.	1,000	1,527
Taiwan Glass Industry Corp. (a)	2,000	967
Taiwan High Speed Rail Corp.	1,000	804
Taiwan Mobile Co. Ltd.	1,000	3,509
Taiwan Paiho Ltd.	1,000	1,900
Taiwan Semiconductor Co. Ltd.	1,000	1,410
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	493,336
Taiwan Shin Kong Security Co. Ltd.	1,000	1,244
Taiwan-Asia Semiconductor Corp.	1,000	676

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Tatung Co. Ltd. (a)	2,000	$2,452
TCC Group Holdings Co. Ltd.	4,000	3,861
Teco Electric & Machinery Co. Ltd.	1,000	1,476
Tong Yang Industry Co. Ltd.	1,000	3,870
Tong-Tai Machine & Tool Co. Ltd.	1,000	791
TPK Holding Co. Ltd. (a)	1,000	1,047
Tripod Technology Corp.	1,000	5,903
TSRC Corp.	2,000	1,169
TTY Biopharm Co. Ltd.	1,000	2,193
Tung Ho Steel Enterprise Corp.	1,000	2,144
U-Ming Marine Transport Corp.	1,000	1,940
Unic Technology Corp.	2,000	1,638
Unimicron Technology Corp.	1,000	2,786
Union Bank of Taiwan	3,000	1,532
Uni-President Enterprises Corp.	4,000	9,698
Unitech Printed Circuit Board Corp. (a)	1,047	809
United Microelectronics Corp.	9,000	12,103
United Renewable Energy Co. Ltd. (a)	3,000	823
Universal Cement Corp.	1,000	879
Vanguard International Semiconductor Corp.	1,091	3,059
Wafer Works Corp.	1,044	665
Walsin Lihwa Corp.	2,000	1,385
Wan Hai Lines Ltd.	1,000	2,355
Weikeng Industrial Co. Ltd.	1,000	1,012
Winbond Electronics Corp. (a)	2,000	1,057
Wisdom Marine Lines Co. Ltd.	1,000	2,117
Wistron Corp.	2,000	5,741
WPG Holdings Ltd.	1,000	1,867
WT Microelectronics Co. Ltd.	1,000	2,943
Yang Ming Marine Transport Corp.	2,000	4,482
YFY, Inc.	1,000	857
Yieh Phui Enterprise Co. Ltd.	2,000	910
Yuanta Financial Holding Co. Ltd.	10,000	10,075
Yulon Motor Co. Ltd.	1,000	1,248
YungShin Global Holding Corp.	1,000	1,699
Zhen Ding Technology Holding Ltd.	1,000	3,117
Zyxel Group Corp.	1,000	1,004
		1,245,810
THAILAND — 2.2%
Advanced Info Service PCL NVDR	800	6,485
Airports of Thailand PCL NVDR	2,500	2,782
Asset World Corp. PCL NVDR	8,800	638
B Grimm Power PCL NVDR	1,600	481
Bangkok Airways PCL NVDR	1,700	922
Bangkok Bank PCL NVDR	400	1,739
Bangkok Chain Hospital PCL NVDR	2,000	825
Bangkok Commercial Asset Management PCL NVDR	4,200	737
Bangkok Dusit Medical Services PCL NVDR	3,400	2,185
Bangkok Expressway & Metro PCL NVDR	5,300	844
Banpu PCL NVDR	6,400	777
Security Description	Shares	Value
Berli Jucker PCL NVDR	1,500	$999
Betagro PCL NVDR	1,500	929
BTS Group Holdings PCL NVDR (a)	7,400	1,123
Bumrungrad Hospital PCL NVDR	300	1,455
Carabao Group PCL NVDR	600	1,004
Central Pattana PCL NVDR	900	1,247
Central Plaza Hotel PCL NVDR	1,000	847
Central Retail Corp. PCL NVDR	2,300	1,695
Charoen Pokphand Foods PCL NVDR	2,500	1,754
Chularat Hospital PCL NVDR	12,100	606
Com7 PCL NVDR	1,400	792
CP ALL PCL NVDR	2,500	3,648
CP Axtra PCL NVDR	1,183	907
CPN Retail Growth Leasehold REIT	3,000	1,043
Delta Electronics Thailand PCL NVDR	3,400	6,590
Electricity Generating PCL NVDR	300	811
Energy Absolute PCL NVDR (a)	7,600	461
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,300	973
Global Power Synergy PCL NVDR	800	631
Gulf Energy Development PCL NVDR	4,400	6,452
Hana Microelectronics PCL NVDR	900	422
Home Product Center PCL NVDR	3,600	913
Indorama Ventures PCL NVDR	1,700	977
Intouch Holdings PCL NVDR	600	1,443
IRPC PCL NVDR	24,900	668
Kasikornbank PCL NVDR	900	4,284
KCE Electronics PCL NVDR	1,000	463
Kiatnakin Phatra Bank PCL NVDR	700	1,125
Krung Thai Bank PCL NVDR	2,600	1,847
Krungthai Card PCL NVDR	900	1,207
Land & Houses PCL NVDR	6,300	787
MBK PCL NVDR	2,000	1,002
Mega Lifesciences PCL NVDR	900	776
Minor International PCL NVDR	2,200	1,702
Muangthai Capital PCL NVDR	800	861
Ngern Tid Lor PCL NVDR	2,100	829
Osotspa PCL NVDR	1,500	597
Plan B Media PCL NVDR	4,400	694
PTT Exploration & Production PCL NVDR	900	3,091
PTT Global Chemical PCL NVDR	1,400	710
PTT Oil & Retail Business PCL NVDR	2,200	765
PTT PCL NVDR	4,800	4,528
Ratch Group PCL NVDR	1,100	819
SCB X PCL NVDR	600	2,175
SCG Packaging PCL NVDR	1,400	553
Siam Cement PCL NVDR	300	1,379
Siam Global House PCL NVDR	2,284	451
Srisawad Corp. PCL NVDR	900	710
Star Petroleum Refining PCL NVDR	4,600	732
Thai Beverage PCL	5,800	2,201
Thai Oil PCL NVDR	700	506

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Thai Union Group PCL NVDR	2,300	$739
Thanachart Capital PCL NVDR	700	1,027
Tisco Financial Group PCL NVDR	400	1,167
TMBThanachart Bank PCL NVDR	36,400	2,103
True Corp. PCL NVDR (a)	12,500	4,311
WHA Corp. PCL NVDR	6,800	685
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	3,300	992
		102,623
TURKEY — 1.4%
AG Anadolu Grubu Holding AS	123	957
Akbank TAS	2,436	3,353
Anadolu Efes Biracilik Ve Malt Sanayii AS	172	757
Arcelik AS (a)	242	874
Aselsan Elektronik Sanayi Ve Ticaret AS	1,065	3,364
BIM Birlesik Magazalar AS	351	4,237
Coca-Cola Icecek AS	738	1,039
Dogan Sirketler Grubu Holding AS	2,273	953
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,857	973
Enerjisa Enerji AS (c)	572	862
Enka Insaat ve Sanayi AS	1,559	2,614
Eregli Demir ve Celik Fabrikalari TAS	3,330	1,976
Ford Otomotiv Sanayi AS	65	1,813
Haci Omer Sabanci Holding AS	1,210	2,679
Is Yatirim Menkul Degerler AS	918	974
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	1,471	1,136
KOC Holding AS	998	4,301
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	327	597
Migros Ticaret AS	98	1,279
MLP Saglik Hizmetleri AS (a) (c)	100	835
Otokar Otomotiv Ve Savunma Sanayi AS	73	949
Oyak Cimento Fabrikalari AS (a)	1,922	1,541
Pegasus Hava Tasimaciligi AS (a)	219	1,487
Petkim Petrokimya Holding AS (a)	1,496	673
Sasa Polyester Sanayi AS (a)	7,525	741
Sok Marketler Ticaret AS	637	615
TAV Havalimanlari Holding AS (a)	186	1,186
Tofas Turk Otomobil Fabrikasi AS	144	680
Turk Altin Isletmeleri AS (a)	1,316	1,004
Turk Hava Yollari AO (a)	572	4,686
Turk Telekomunikasyon AS (a)	709	917
Turk Traktor ve Ziraat Makineleri AS	49	1,054
Turkcell Iletisim Hizmetleri AS	1,007	2,541
Turkiye Garanti Bankasi AS	504	1,567
Turkiye Is Bankasi AS Class C	7,005	2,262
Turkiye Petrol Rafinerileri AS	691	2,512
Turkiye Sise ve Cam Fabrikalari AS	1,458	1,482
Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D (a)	1,695	$1,070
Ulker Biskuvi Sanayi AS (a)	228	724
Yapi ve Kredi Bankasi AS	2,269	1,437
		64,701
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	2,202	6,535
Abu Dhabi Islamic Bank PJSC	1,150	5,022
Abu Dhabi National Oil Co. for Distribution PJSC	2,038	1,886
Abu Dhabi Ports Co. PJSC (a)	758	896
ADNOC Drilling Co. PJSC	2,069	2,895
Adnoc Gas PLC	2,629	2,290
ADNOC Logistics & Services	988	1,326
Agthia Group PJSC	529	619
Air Arabia PJSC	1,931	1,630
Ajman Bank PJSC	2,041	878
Al Waha Capital PJSC	2,326	944
Aldar Properties PJSC	2,804	6,428
Amanat Holdings PJSC	3,125	978
Americana Restaurants International PLC - Foreign Co.	2,211	1,282
Apex Investment Co. PSC (a)	1,364	1,497
Aramex PJSC (a)	1,539	1,182
Borouge PLC	1,480	983
Dana Gas PJSC (a)	6,082	1,301
Dubai Electricity & Water Authority PJSC	6,254	4,206
Dubai Investments PJSC	1,870	1,207
Dubai Islamic Bank PJSC	2,200	4,294
Emaar Development PJSC	567	1,891
Emaar Properties PJSC	4,550	16,537
Emirates Central Cooling Systems Corp.	2,128	939
Emirates NBD Bank PJSC	1,839	10,114
Emirates Telecommunications Group Co. PJSC	2,565	11,802
Eshraq Investments PJSC (a)	17,970	1,869
Fertiglobe PLC	1,471	849
First Abu Dhabi Bank PJSC	3,296	12,401
Gulf Navigation Holding PJSC (a)	565	861
Modon Holding PSC (a)	2,610	2,011
Multiply Group PJSC (a)	3,094	1,398
NMDC Group PJSC	166	1,080
Phoenix Group PLC (a)	2,273	576
Pure Health Holding PJSC (a)	981	783
Salik Co. PJSC	1,317	1,804
Sharjah Islamic Bank	1,640	1,089
Space42 PLC (a)	1,694	747
TECOM Group PJSC	1,177	990
		116,020
UNITED STATES — 0.1%
GCC SAB de CV	200	1,837
JBS SA	500	3,589

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Titan Cement International SA	33	$1,515
		6,941
TOTAL COMMON STOCKS (Cost $4,903,110)		4,539,062

PREFERRED STOCKS — 0.0% (b)
BRAZIL — 0.0% (b)
Raizen SA Preference Shares 0.54% (Cost $950)	1,700	549
RIGHTS — 0.0% (b)
BRAZIL — 0.0% (b)
Itausa SA (expiring 04/11/25) (a)	56	29
THAILAND — 0.0% (b)
MBK PCL (expiring 05/15/25) (a)	200	8
TOTAL RIGHTS (Cost $0)		37
WARRANTS — 0.0% (b)
MALAYSIA — 0.0% (b)
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	230	11
THAILAND — 0.0% (b)
Energy Absolute PCL (expiring 02/13/28) NVDR (a)	1,267	9
TOTAL WARRANTS (Cost $0)		20
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f) (Cost $23,591)	23,591	23,591
TOTAL INVESTMENTS — 98.7% (Cost $4,927,651)		4,563,259
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		58,822
NET ASSETS — 100.0%		$4,622,081

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index (long)	1	06/20/2025	$71,893	$70,889	$(1,004)

During the period ended March 31, 2025, the average notional value related to futures contracts was $316,029.
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,528,159	$10,903	$—	$4,539,062
Preferred Stocks	549	—	—	549
Rights	29	8	—	37
Warrants	20	—	—	20
Short-Term Investment	23,591	—	—	23,591
TOTAL INVESTMENTS	$4,552,348	$10,911	$—	$4,563,259
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,004)	$—	$—	$(1,004)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,004)	$—	$—	$(1,004)
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	25.7%
Information Technology	22.8
Materials	9.0
Industrials	8.6
Consumer Discretionary	7.0
Consumer Staples	5.6
Energy	5.4
Communication Services	4.2
Utilities	3.6
Health Care	3.5
Real Estate	2.8
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,636,305	$1,636,305	$116,015	$1,728,729	$—	$—	23,591	$23,591	$1,495
See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.4%
ANZ Group Holdings Ltd.	4,997	$90,583
APA Group Stapled Security (a)	843	4,150
Aristocrat Leisure Ltd.	1,398	55,885
ASX Ltd.	516	20,946
BHP Group Ltd.	18,038	429,383
BlueScope Steel Ltd.	1,349	17,889
Brambles Ltd.	3,735	46,619
CAR Group Ltd.	106	2,080
Cochlear Ltd.	147	24,028
Coles Group Ltd.	1,917	23,330
Commonwealth Bank of Australia	1,253	117,847
Computershare Ltd.	1,554	37,893
Fortescue Ltd. (a)	7,013	67,169
Glencore PLC (b)	39,006	141,123
Goodman Group REIT	614	10,878
GPT Group REIT	2,456	6,673
Insurance Australia Group Ltd.	2,047	9,835
Lottery Corp. Ltd.	828	2,456
Macquarie Group Ltd.	246	30,144
Medibank Pvt Ltd.	8,455	23,393
National Australia Bank Ltd.	3,765	79,816
Northern Star Resources Ltd. (a)	997	11,382
Origin Energy Ltd.	2,144	14,068
Pro Medicus Ltd.	191	23,779
Qantas Airways Ltd.	663	3,739
QBE Insurance Group Ltd.	2,035	27,772
REA Group Ltd. (a)	119	16,281
Reece Ltd. (a)	117	1,143
Rio Tinto Ltd. (a)	1,310	94,278
Rio Tinto PLC	4,544	269,006
Santos Ltd.	7,033	29,188
Scentre Group REIT	5,312	11,122
SGH Ltd. (a)	118	3,651
Sonic Healthcare Ltd.	730	11,718
South32 Ltd.	7,655	15,360
Stockland REIT	2,736	8,354
Suncorp Group Ltd.	1,223	14,655
Telstra Group Ltd.	4,230	11,097
Transurban Group Stapled Security	975	8,135
Treasury Wine Estates Ltd.	595	3,615
Vicinity Ltd. REIT	4,615	6,327
Washington H Soul Pattinson & Co. Ltd. (a)	208	4,496
Wesfarmers Ltd.	3,034	136,145
Westpac Banking Corp.	4,878	95,964
WiseTech Global Ltd.	13	658
Woodside Energy Group Ltd. (a)	3,731	53,753
Woolworths Group Ltd.	1,512	27,842
		2,145,648
AUSTRIA — 0.1%
Erste Group Bank AG	767	52,793
Mondi PLC	1,123	16,633
Security Description	Shares	Value
OMV AG	642	$32,941
Verbund AG	225	15,907
		118,274
BELGIUM — 0.2%
Ageas SA	291	17,399
Anheuser-Busch InBev SA	1,037	63,760
D'ieteren Group	13	2,231
Groupe Bruxelles Lambert NV	143	10,628
KBC Group NV	442	40,106
Lotus Bakeries NV	1	8,868
Sofina SA	16	4,079
Syensqo SA	144	9,764
UCB SA	925	162,617
		319,452
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	53	103,396
Wheaton Precious Metals Corp.	206	15,984
Yara International ASA	505	15,143
		134,523
CANADA — 2.7%
Agnico Eagle Mines Ltd.	348	37,698
Air Canada (a) (b)	229	2,255
Alimentation Couche-Tard, Inc. (a)	888	43,788
AltaGas Ltd.	453	12,423
ARC Resources Ltd. (a)	901	18,111
Bank of Montreal	1,370	130,808
Bank of Nova Scotia (a)	2,392	113,397
Barrick Gold Corp. (a)	2,033	39,466
BCE, Inc. (a)	100	2,295
Brookfield Asset Management Ltd. Class A (a)	56	2,710
Brookfield Corp.	1,369	71,634
Brookfield Renewable Corp. (a)	98	2,735
CAE, Inc. (b)	245	6,023
Cameco Corp. (a)	84	3,457
Canadian Imperial Bank of Commerce (a)	1,311	73,737
Canadian National Railway Co. (a)	1,505	146,437
Canadian Natural Resources Ltd.	2,603	80,084
Canadian Pacific Kansas City Ltd. (a)	745	52,276
Canadian Tire Corp. Ltd. Class A (a)	135	14,017
Canadian Utilities Ltd. Class A	176	4,525
CCL Industries, Inc. Class B	139	6,788
Celestica, Inc. (a) (b)	102	8,045
Cenovus Energy, Inc.	2,789	38,756
CGI, Inc.	3,559	355,245
Constellation Software, Inc.	111	351,480
Descartes Systems Group, Inc. (a) (b)	1,264	127,230
Dollarama, Inc. (a)	1,423	152,143
Element Fleet Management Corp. (a)	294	5,844

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Emera, Inc. (a)	374	$15,750
Empire Co. Ltd. Class A	321	10,761
Enbridge, Inc. (a)	1,814	80,274
Fairfax Financial Holdings Ltd.	117	169,075
FirstService Corp.	20	3,316
Fortis, Inc.	493	22,453
Franco-Nevada Corp.	102	16,040
George Weston Ltd.	108	18,409
Gildan Activewear, Inc. (a)	163	7,205
Great-West Lifeco, Inc.	977	38,272
Hydro One Ltd. (c)	2,578	86,677
iA Financial Corp., Inc.	373	35,417
IGM Financial, Inc. (a)	118	3,629
Imperial Oil Ltd.	657	47,452
Intact Financial Corp.	1,724	352,179
Keyera Corp. (a)	216	6,713
Kinross Gold Corp.	1,303	16,414
Loblaw Cos. Ltd. (a)	173	24,240
Magna International, Inc. (a)	723	24,570
Manulife Financial Corp.	2,443	76,112
Metro, Inc.	284	19,746
National Bank of Canada (a)	483	39,858
Nutrien Ltd. (a)	1,298	64,411
Onex Corp. (a)	137	9,168
Open Text Corp. (a)	263	6,637
Pan American Silver Corp. (a)	253	6,534
Pembina Pipeline Corp. (a)	455	18,197
Power Corp. of Canada (a)	1,070	37,826
Quebecor, Inc. Class B (a)	239	6,030
RB Global, Inc. (a)	106	10,637
Restaurant Brands International, Inc. (a)	186	12,397
Rogers Communications, Inc. Class B (a)	463	12,363
Royal Bank of Canada	1,645	185,273
Saputo, Inc.	372	6,418
Shopify, Inc. Class A (a) (b)	53	5,041
Stantec, Inc.	59	4,890
Sun Life Financial, Inc. (a)	682	39,027
Suncor Energy, Inc.	2,129	82,423
TC Energy Corp. (a)	634	29,937
Teck Resources Ltd. Class B	750	27,316
TELUS Corp.	2,284	32,754
TFI International, Inc. (a)	71	5,496
Thomson Reuters Corp.	1,585	273,478
TMX Group Ltd. (a)	190	6,936
Toromont Industries Ltd. (a)	245	19,173
Toronto-Dominion Bank (a)	3,374	202,147
Tourmaline Oil Corp. (a)	480	23,145
West Fraser Timber Co. Ltd. (a)	169	12,979
WSP Global, Inc. (a)	69	11,708
		4,170,310
CHILE — 0.0% (d)
Antofagasta PLC	354	7,624
Security Description	Shares	Value
Lundin Mining Corp. (a)	851	$6,894
		14,518
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	42,000	169,505
NXP Semiconductors NV	148	28,129
Prosus NV	556	25,570
SITC International Holdings Co. Ltd.	26,000	70,679
Wharf Holdings Ltd. (a)	2,000	4,750
Wilmar International Ltd.	7,600	18,942
Yangzijiang Shipbuilding Holdings Ltd.	8,300	14,635
		332,210
CONGO — 0.0% (d)
Ivanhoe Mines Ltd. Class A (a) (b)	196	1,664
DENMARK — 0.8%
AP Moller - Maersk AS Class A	23	39,328
AP Moller - Maersk AS Class B	45	78,087
Carlsberg AS Class B	308	39,100
Coloplast AS Class B	311	32,565
Danske Bank AS	1,263	41,163
Demant AS (b)	50	1,674
DSV AS	166	32,026
Genmab AS (b)	34	6,596
Novo Nordisk AS Class B	11,397	775,234
Novonesis (Novozymes) B Class B	160	9,290
Orsted AS (b) (c)	150	6,546
Pandora AS	252	38,457
Rockwool AS Class B	30	12,336
Tryg AS	2,522	59,922
Vestas Wind Systems AS (b)	754	10,362
		1,182,686
FINLAND — 0.5%
Elisa OYJ (a)	2,508	122,128
Fortum OYJ (a)	993	16,208
Kesko OYJ Class B (a)	503	10,250
Kone OYJ Class B	1,145	62,880
Metso OYJ (a)	1,775	18,219
Neste OYJ (a)	2,148	19,801
Nokia OYJ (e)	14,863	77,706
Nokia OYJ (e)	1,657	8,669
Nordea Bank Abp (a) (e)	2,852	36,257
Nordea Bank Abp (e)	6,915	87,917
Orion OYJ Class B (a)	308	18,252
Sampo OYJ Class A	27,386	261,804
Stora Enso OYJ Class R	1,714	16,134
UPM-Kymmene OYJ (a)	864	23,052
Wartsila OYJ Abp	290	5,136
		784,413
FRANCE — 2.3%
Accor SA	117	5,294
Aeroports de Paris SA	20	2,030

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Air Liquide SA	985	$186,349
Airbus SE	400	70,334
Alstom SA (b)	581	12,790
Amundi SA (c)	76	5,911
Arkema SA	167	12,700
AXA SA	3,454	147,002
BioMerieux	34	4,194
BNP Paribas SA	3,282	272,663
Bollore SE	1,081	6,306
Bouygues SA	745	29,301
Bureau Veritas SA	200	6,036
Capgemini SE	167	24,903
Carrefour SA	3,172	45,297
Cie de Saint-Gobain SA	686	67,951
Cie Generale des Etablissements Michelin SCA	1,401	49,048
Covivio SA REIT	93	5,204
Credit Agricole SA	2,497	45,247
Danone SA	694	53,106
Dassault Aviation SA	12	3,954
Dassault Systemes SE	210	7,926
Edenred SE	95	3,072
Eiffage SA	222	25,719
Engie SA	4,699	91,543
EssilorLuxottica SA	176	50,457
Eurazeo SE	75	5,517
FDJ UNITED (c)	372	11,677
Gecina SA REIT	53	4,972
Getlink SE	120	2,068
Hermes International SCA	84	218,767
Ipsen SA	38	4,367
Kering SA	139	28,666
Klepierre SA REIT	326	10,888
Legrand SA	161	16,911
L'Oreal SA	640	237,022
LVMH Moet Hennessy Louis Vuitton SE	701	432,903
Orange SA	33,600	435,355
Pernod Ricard SA	235	23,166
Publicis Groupe SA	207	19,395
Renault SA	1,137	57,172
Rexel SA	478	12,795
Safran SA	98	25,618
Sartorius Stedim Biotech	11	2,167
Societe Generale SA	4,006	179,106
Sodexo SA	511	32,788
Teleperformance SE	126	12,587
Thales SA	62	16,448
TotalEnergies SE	7,075	455,947
Unibail-Rodamco-Westfield REIT (b)	148	12,454
Veolia Environnement SA	1,283	44,002
Vinci SA	766	96,231
		3,633,326
GERMANY — 2.9%
adidas AG	86	20,131
Security Description	Shares	Value
Allianz SE	517	$196,635
BASF SE	2,431	120,519
Bayer AG	4,950	118,008
Bayerische Motoren Werke AG	1,627	129,492
Bayerische Motoren Werke AG Preference Shares	328	24,412
Beiersdorf AG	249	32,115
Brenntag SE	271	17,447
Commerzbank AG	2,576	58,351
Continental AG	359	25,036
Covestro AG (b)	293	18,800
CTS Eventim AG & Co. KGaA	148	14,740
Daimler Truck Holding AG	988	39,616
Deutsche Bank AG	6,308	148,679
Deutsche Boerse AG	231	67,896
Deutsche Lufthansa AG	1,962	14,191
Deutsche Post AG	2,523	107,597
Deutsche Telekom AG	28,786	1,064,059
Dr. Ing hc F Porsche AG Preference Shares (c)	397	19,705
E.ON SE	5,680	85,652
Evonik Industries AG	541	11,650
Fresenius Medical Care AG	505	24,897
Fresenius SE & Co. KGaA (b)	1,044	44,399
GEA Group AG	501	30,252
Hannover Rueck SE	61	18,101
Heidelberg Materials AG	227	38,632
Henkel AG & Co. KGaA	120	8,626
Henkel AG & Co. KGaA Preference Shares	178	14,128
Infineon Technologies AG	1,292	42,420
Knorr-Bremse AG	207	18,682
LEG Immobilien SE	90	6,364
Mercedes-Benz Group AG	3,374	197,501
Merck KGaA	101	13,812
MTU Aero Engines AG	14	4,844
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	469	295,052
Nemetschek SE	147	16,959
Porsche Automobil Holding SE Preference Shares	1,080	40,318
Puma SE	116	2,806
Rational AG	12	9,916
Rheinmetall AG	102	145,328
RWE AG	1,166	41,589
SAP SE	2,116	558,626
Sartorius AG Preference Shares	9	2,077
Scout24 SE (c)	1,130	117,668
Siemens AG	621	142,143
Siemens Energy AG (b)	370	21,518
Siemens Healthineers AG (c)	178	9,539
Symrise AG	65	6,719
Talanx AG	151	15,773
Volkswagen AG Preference Shares	2,202	222,542
Vonovia SE	767	20,680

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zalando SE (b) (c)	258	$8,851
		4,475,493
HONG KONG — 0.7%
AIA Group Ltd.	9,400	70,799
CK Asset Holdings Ltd.	6,678	26,994
CK Infrastructure Holdings Ltd.	500	2,995
CLP Holdings Ltd.	19,500	158,901
Futu Holdings Ltd. ADR	20	2,047
Hang Seng Bank Ltd.	5,400	73,154
Henderson Land Development Co. Ltd.	3,000	8,618
HKT Trust & HKT Ltd. Stapled Security	58,540	78,251
Hong Kong & China Gas Co. Ltd.	113,277	97,403
Hong Kong Exchanges & Clearing Ltd.	3,171	140,529
Hongkong Land Holdings Ltd.	2,760	11,923
Jardine Matheson Holdings Ltd.	2,050	86,838
Link REIT	4,510	21,100
MTR Corp. Ltd.	8,538	27,929
Power Assets Holdings Ltd.	21,500	128,774
Prudential PLC	4,343	46,315
Sino Land Co. Ltd.	8,776	8,787
Sun Hung Kai Properties Ltd.	4,000	37,993
Swire Pacific Ltd. Class A	1,000	8,817
Techtronic Industries Co. Ltd.	1,000	11,986
WH Group Ltd. (c)	22,572	20,714
Wharf Real Estate Investment Co. Ltd.	4,000	9,727
		1,080,594
IRELAND — 0.7%
Accenture PLC Class A	2,781	867,783
AerCap Holdings NV	313	31,979
AIB Group PLC	23,065	148,243
Bank of Ireland Group PLC	3,173	37,171
Kerry Group PLC Class A	157	16,417
Kingspan Group PLC	104	8,330
		1,109,923
ISRAEL — 0.4%
Azrieli Group Ltd.	31	2,073
Bank Hapoalim BM	8,309	111,650
Bank Leumi Le-Israel BM	8,120	108,544
Check Point Software Technologies Ltd. (b)	1,394	317,720
Elbit Systems Ltd.	16	6,118
Global-e Online Ltd. (b)	10	356
ICL Group Ltd.	2,085	11,687
Israel Discount Bank Ltd. Class A	3,116	21,504
Mizrahi Tefahot Bank Ltd.	298	13,313
Nice Ltd. (b)	31	4,708
Teva Pharmaceutical Industries Ltd. (b)	1,375	20,612
		618,285
Security Description	Shares	Value
ITALY — 0.9%
Amplifon SpA (a)	59	$1,190
Banco BPM SpA	3,118	31,478
BPER Banca SpA	2,445	19,042
Coca-Cola HBC AG	173	7,824
Davide Campari-Milano NV (a)	303	1,772
DiaSorin SpA	13	1,285
Enel SpA	15,820	128,115
Eni SpA	14,054	217,060
Ferrari NV	852	360,954
FinecoBank Banca Fineco SpA	1,874	36,832
Generali (a)	2,010	70,304
Infrastrutture Wireless Italiane SpA (a) (c)	5,159	54,557
Intesa Sanpaolo SpA	27,150	138,836
Leonardo SpA	570	27,603
Mediobanca Banca di Credito Finanziario SpA	939	17,512
Moncler SpA	645	39,435
Nexi SpA (a) (b) (c)	975	5,173
Poste Italiane SpA (c)	938	16,647
Prysmian SpA	228	12,403
Recordati Industria Chimica e Farmaceutica SpA	263	14,858
Snam SpA	2,337	12,105
Telecom Italia SpA (a) (b)	38,959	13,080
Terna - Rete Elettrica Nazionale	1,180	10,661
UniCredit SpA	3,815	212,353
Unipol Assicurazioni SpA	975	15,503
		1,466,582
JAPAN — 7.7%
Advantest Corp.	1,600	69,247
Aeon Co. Ltd. (a)	1,100	27,585
AGC, Inc.	600	18,236
Aisin Corp.	2,000	21,707
Ajinomoto Co., Inc.	600	11,870
ANA Holdings, Inc.	100	1,845
Asahi Group Holdings Ltd.	2,600	33,243
Asahi Kasei Corp.	3,200	22,405
Asics Corp.	200	4,206
Astellas Pharma, Inc. (a)	10,300	99,632
Bandai Namco Holdings, Inc.	400	13,385
Bridgestone Corp.	2,200	88,197
Canon, Inc. (a)	14,900	462,823
Capcom Co. Ltd.	800	19,601
Central Japan Railway Co.	12,400	236,656
Chiba Bank Ltd. (a)	1,300	12,162
Chubu Electric Power Co., Inc.	11,600	125,898
Chugai Pharmaceutical Co. Ltd.	1,700	77,292
Concordia Financial Group Ltd.	2,100	13,779
Dai Nippon Printing Co. Ltd.	600	8,504
Daifuku Co. Ltd.	200	4,871
Dai-ichi Life Holdings, Inc.	7,600	57,582
Daiichi Sankyo Co. Ltd.	500	11,739
Daikin Industries Ltd.	300	32,379
Daito Trust Construction Co. Ltd.	200	20,483

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Daiwa House Industry Co. Ltd.	1,200	$39,625
Daiwa Securities Group, Inc. (a)	1,900	12,627
Denso Corp. (a)	2,900	35,760
Dentsu Group, Inc. (a)	1,300	28,601
Disco Corp.	300	59,974
East Japan Railway Co.	9,100	179,639
Eisai Co. Ltd.	200	5,544
ENEOS Holdings, Inc.	12,700	66,438
FANUC Corp.	600	16,290
Fast Retailing Co. Ltd.	500	147,318
Fuji Electric Co. Ltd.	100	4,210
FUJIFILM Holdings Corp.	13,800	262,499
Fujikura Ltd.	100	3,610
Fujitsu Ltd.	8,600	169,711
Hankyu Hanshin Holdings, Inc. (a)	2,800	75,364
Hitachi Ltd.	3,700	85,560
Honda Motor Co. Ltd. (a)	18,800	168,778
Hoshizaki Corp.	100	3,860
Hoya Corp.	900	100,990
Hulic Co. Ltd.	400	3,844
Idemitsu Kosan Co. Ltd.	4,500	31,687
Inpex Corp.	8,600	118,326
Isuzu Motors Ltd. (a)	1,400	18,879
ITOCHU Corp. (a)	1,700	78,452
Japan Airlines Co. Ltd.	100	1,710
Japan Exchange Group, Inc.	2,600	26,558
Japan Post Bank Co. Ltd.	11,300	113,801
Japan Post Holdings Co. Ltd.	5,400	53,913
Japan Post Insurance Co. Ltd.	600	12,181
Japan Tobacco, Inc.	1,200	33,013
JFE Holdings, Inc. (a)	3,400	41,596
Kajima Corp. (a)	700	14,268
Kansai Electric Power Co., Inc.	1,700	20,150
Kao Corp. (a)	1,000	43,286
Kawasaki Kisen Kaisha Ltd. (a)	1,400	18,944
KDDI Corp.	36,000	568,022
Keyence Corp.	400	156,426
Kikkoman Corp. (a)	300	2,891
Kirin Holdings Co. Ltd. (a)	1,200	16,671
Kobe Bussan Co. Ltd.	300	7,070
Komatsu Ltd.	1,400	40,313
Konami Group Corp.	100	11,756
Kubota Corp.	1,700	20,815
Kyocera Corp.	20,800	233,051
Kyowa Kirin Co. Ltd.	200	2,906
Lasertec Corp.	300	25,438
LY Corp.	3,300	11,173
M3, Inc. (a)	1,000	11,382
Makita Corp.	200	6,587
Marubeni Corp.	3,700	58,875
MatsukiyoCocokara & Co.	300	4,695
MEIJI Holdings Co. Ltd.	400	8,693
Minebea Mitsumi, Inc.	600	8,721
Mitsubishi Chemical Group Corp.	5,300	26,121
Mitsubishi Corp.	7,100	124,703
Mitsubishi Electric Corp.	2,600	47,292
Security Description	Shares	Value
Mitsubishi Estate Co. Ltd.	1,400	$22,768
Mitsubishi HC Capital, Inc. (a)	2,100	14,148
Mitsubishi Heavy Industries Ltd.	1,900	32,094
Mitsubishi UFJ Financial Group, Inc.	19,600	263,579
Mitsui & Co. Ltd.	5,200	97,348
Mitsui Fudosan Co. Ltd.	3,500	31,140
Mitsui OSK Lines Ltd. (a)	1,200	41,632
Mizuho Financial Group, Inc.	5,040	136,532
MonotaRO Co. Ltd. (a)	600	11,224
MS&AD Insurance Group Holdings, Inc.	1,400	30,193
Murata Manufacturing Co. Ltd.	1,600	24,668
NEC Corp.	11,000	231,343
Nexon Co. Ltd.	200	2,728
NIDEC Corp.	800	13,332
Nintendo Co. Ltd.	2,800	189,300
Nippon Building Fund, Inc. REIT	5	4,260
Nippon Paint Holdings Co. Ltd.	600	4,498
Nippon Sanso Holdings Corp. (a)	200	6,037
Nippon Steel Corp. (a)	3,800	81,189
Nippon Telegraph & Telephone Corp.	454,500	439,790
Nippon Yusen KK (a)	1,700	55,943
Nissan Motor Co. Ltd. (a) (b)	19,900	50,395
Nissin Foods Holdings Co. Ltd. (a)	200	4,083
Nitori Holdings Co. Ltd. (a)	100	9,917
Nitto Denko Corp.	800	14,631
Nomura Holdings, Inc.	5,200	31,581
Nomura Research Institute Ltd. (a)	5,000	161,696
NTT Data Group Corp. (a)	2,200	39,450
Obayashi Corp.	900	11,941
Obic Co. Ltd.	5,500	158,483
Olympus Corp.	800	10,419
Omron Corp. (a)	900	25,350
Ono Pharmaceutical Co. Ltd. (a)	3,700	39,650
Oracle Corp. Japan	700	73,281
Oriental Land Co. Ltd. (a)	200	3,939
ORIX Corp.	1,900	39,184
Osaka Gas Co. Ltd.	6,100	137,998
Otsuka Corp.	4,000	86,559
Otsuka Holdings Co. Ltd.	2,100	108,876
Pan Pacific International Holdings Corp.	2,700	73,828
Panasonic Holdings Corp.	6,900	81,740
Rakuten Group, Inc. (b)	900	5,123
Recruit Holdings Co. Ltd.	3,298	168,870
Renesas Electronics Corp.	2,100	27,911
Resona Holdings, Inc. (a)	3,700	31,844
Ricoh Co. Ltd. (a)	9,000	94,911
SBI Holdings, Inc. (a)	600	15,981
SCREEN Holdings Co. Ltd. (a)	300	19,249
SCSK Corp.	2,800	69,092
Secom Co. Ltd. (a)	5,200	176,892
Seiko Epson Corp. (a)	4,800	76,603

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sekisui Chemical Co. Ltd.	500	$8,508
Sekisui House Ltd.	900	20,102
Seven & i Holdings Co. Ltd.	3,800	54,965
SG Holdings Co. Ltd. (a)	5,300	53,021
Shimadzu Corp.	4,100	102,267
Shimano, Inc.	100	14,033
Shin-Etsu Chemical Co. Ltd.	1,400	39,658
Shionogi & Co. Ltd.	2,200	33,043
Shiseido Co. Ltd.	400	7,543
SMC Corp.	100	35,489
SoftBank Corp.	449,400	626,287
SoftBank Group Corp.	800	40,011
Sompo Holdings, Inc.	1,500	45,349
Sony Group Corp.	6,900	173,723
Subaru Corp.	1,800	31,838
Sumitomo Corp.	2,800	63,138
Sumitomo Electric Industries Ltd.	1,500	24,736
Sumitomo Metal Mining Co. Ltd. (a)	700	15,190
Sumitomo Mitsui Financial Group, Inc.	7,200	182,720
Sumitomo Mitsui Trust Group, Inc.	1,300	32,339
Sumitomo Realty & Development Co. Ltd. (a)	400	14,960
Suntory Beverage & Food Ltd.	200	6,618
Suzuki Motor Corp.	3,100	37,522
Sysmex Corp. (a)	1,100	20,869
T&D Holdings, Inc.	600	12,735
Taisei Corp.	200	8,839
Takeda Pharmaceutical Co. Ltd.	12,468	367,937
TDK Corp.	1,700	17,575
Terumo Corp.	600	11,222
TIS, Inc.	3,800	105,050
Toho Co. Ltd.	1,700	84,147
Tokio Marine Holdings, Inc.	5,200	199,460
Tokyo Electron Ltd.	1,300	174,823
Tokyo Gas Co. Ltd.	2,300	73,257
Tokyu Corp. (a)	600	6,761
TOPPAN Holdings, Inc.	300	8,133
Toray Industries, Inc.	3,400	23,100
Toyota Industries Corp.	400	33,984
Toyota Motor Corp.	20,800	363,868
Toyota Tsusho Corp. (a)	1,700	28,341
Trend Micro, Inc.	300	20,092
Unicharm Corp.	600	4,773
West Japan Railway Co.	2,400	46,807
Yakult Honsha Co. Ltd. (a)	200	3,816
Yamaha Motor Co. Ltd.	2,000	15,942
Yaskawa Electric Corp.	200	4,989
Yokogawa Electric Corp.	3,800	73,515
Zensho Holdings Co. Ltd.	100	5,384
ZOZO, Inc. (a)	1,200	11,499
		11,959,135
JERSEY — 0.0% (d)
Aptiv PLC (b)	506	30,107
Security Description	Shares	Value
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	569	$14,314
LUXEMBOURG — 0.1%
ArcelorMittal SA (a)	3,463	99,017
CVC Capital Partners PLC (b) (c)	179	3,524
Eurofins Scientific SE (a)	138	7,337
		109,878
MACAU — 0.0% (d)
Galaxy Entertainment Group Ltd.	1,000	3,907
NETHERLANDS — 1.5%
ABN AMRO Bank NV (c)	1,702	35,593
Adyen NV (b) (c)	54	82,013
Aegon Ltd.	2,653	17,338
Akzo Nobel NV	235	14,388
Argenx SE (b)	334	195,041
ASM International NV	106	47,564
ASML Holding NV	1,265	828,071
ASR Nederland NV (a)	254	14,536
BE Semiconductor Industries NV	225	23,143
Euronext NV (c)	58	8,377
EXOR NV	186	16,787
Heineken Holding NV	267	19,295
Heineken NV	387	31,512
IMCD NV (a)	40	5,299
ING Groep NV	8,264	160,593
JDE Peet's NV	191	4,172
Koninklijke Ahold Delhaize NV	7,844	292,830
Koninklijke KPN NV	56,902	240,761
Koninklijke Philips NV (a)	937	23,654
NN Group NV	892	49,410
Randstad NV (a)	478	19,724
Universal Music Group NV	2,578	70,816
Wolters Kluwer NV	878	136,145
		2,337,062
NEW ZEALAND — 0.0% (d)
Auckland International Airport Ltd.	924	4,275
Contact Energy Ltd.	557	2,890
Fisher & Paykel Healthcare Corp. Ltd.	112	2,128
Infratil Ltd.	10,576	62,173
Meridian Energy Ltd.	720	2,284
Xero Ltd. (b)	10	964
		74,714
NORWAY — 0.1%
Aker BP ASA	770	18,237
DNB Bank ASA	1,657	43,334
Equinor ASA	2,616	69,195
Gjensidige Forsikring ASA	577	13,244
Kongsberg Gruppen ASA	226	32,930
Mowi ASA	481	8,885
Norsk Hydro ASA	3,123	17,882
Orkla ASA	844	9,237
Salmar ASA	38	1,818

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Telenor ASA	650	$9,286
		224,048
POLAND — 0.0% (d)
InPost SA (b)	2,120	30,915
PORTUGAL — 0.0% (d)
EDP SA	5,172	17,386
Galp Energia SGPS SA	2,717	47,634
Jeronimo Martins SGPS SA	488	10,332
		75,352
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	4,000	7,946
CapitaLand Integrated Commercial Trust REIT	6,430	10,046
CapitaLand Investment Ltd.	3,400	6,931
DBS Group Holdings Ltd.	7,053	243,846
Genting Singapore Ltd.	5,400	3,013
Grab Holdings Ltd. Class A (b)	6,625	30,011
Keppel Ltd.	1,700	8,727
Oversea-Chinese Banking Corp. Ltd.	9,851	126,793
Sea Ltd. ADR (b)	54	7,047
Sembcorp Industries Ltd.	1,000	4,717
Singapore Airlines Ltd. (a)	2,650	13,387
Singapore Exchange Ltd.	15,100	150,202
Singapore Technologies Engineering Ltd.	1,100	5,557
Singapore Telecommunications Ltd.	115,242	294,085
STMicroelectronics NV	2,677	57,834
United Overseas Bank Ltd.	2,100	59,511
		1,029,653
SOUTH AFRICA — 0.0% (d)
Anglo American PLC	3,013	83,420
SOUTH KOREA — 0.0% (d)
Delivery Hero SE (b) (c)	82	1,946
SPAIN — 1.4%
Acciona SA	50	6,525
ACS Actividades de Construccion y Servicios SA	349	19,886
Aena SME SA (c)	444	103,883
Amadeus IT Group SA	169	12,870
Banco Bilbao Vizcaya Argentaria SA (a)	14,432	195,570
Banco de Sabadell SA	16,073	44,812
Banco Santander SA	53,220	356,197
CaixaBank SA	37,029	286,951
Cellnex Telecom SA (b) (c)	322	11,419
EDP Renovaveis SA (a)	244	2,032
Endesa SA	551	14,582
Grifols SA (a) (b)	480	4,251
Iberdrola SA	7,263	117,212
Industria de Diseno Textil SA	8,045	398,446
Redeia Corp. SA	6,465	129,614
Repsol SA	8,120	107,886
Security Description	Shares	Value
Telefonica SA (a)	69,074	$324,868
		2,137,004
SWEDEN — 0.7%
AddTech AB Class B	604	17,606
Alfa Laval AB (a)	719	30,699
Assa Abloy AB Class B	627	18,719
Atlas Copco AB Class A	7,631	121,092
Atlas Copco AB Class B	4,674	65,305
Beijer Ref AB (a)	154	2,155
Boliden AB	505	16,454
Epiroc AB Class A	1,803	36,096
Epiroc AB Class B	1,083	18,975
EQT AB	94	2,847
Essity AB Class B (a)	636	18,070
Evolution AB (a) (c)	517	38,395
Fastighets AB Balder Class B (b)	739	4,627
H & M Hennes & Mauritz AB Class B (a)	458	6,012
Hexagon AB Class B	1,703	18,081
Holmen AB Class B (a)	85	3,361
Industrivarden AB Class A	165	6,041
Industrivarden AB Class C (a)	192	7,022
Indutrade AB	705	19,441
Investment AB Latour Class B	56	1,518
Investor AB Class B (a)	2,453	72,857
L E Lundbergforetagen AB Class B	71	3,548
Lifco AB Class B (a)	577	20,380
Nibe Industrier AB Class B (a)	976	3,685
Saab AB Class B (a)	153	5,996
Sagax AB Class B	71	1,489
Sandvik AB	2,950	61,672
Securitas AB Class B	852	12,040
Skandinaviska Enskilda Banken AB Class A (a) (b)	2,876	47,098
Skanska AB Class B (a) (b)	620	13,634
SKF AB Class B (a) (b)	428	8,615
Svenska Cellulosa AB SCA Class B (a) (b)	613	8,071
Svenska Handelsbanken AB Class A (a)	2,997	33,759
Swedbank AB Class A (a)	1,727	39,182
Swedish Orphan Biovitrum AB (b)	114	3,262
Tele2 AB Class B	588	7,935
Telefonaktiebolaget LM Ericsson Class B (a)	3,035	23,470
Telia Co. AB (a)	19,284	69,667
Trelleborg AB Class B	152	5,626
Volvo AB Class B (a) (b)	5,072	148,043
		1,042,545
SWITZERLAND — 1.8%
ABB Ltd.	4,367	223,199
Avolta AG	143	6,213
Baloise Holding AG	62	12,978
Banque Cantonale Vaudoise (a)	477	51,973

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Barry Callebaut AG (a)	3	$3,974
BKW AG	336	58,712
Chocoladefabriken Lindt & Spruengli AG	1	13,495
Cie Financiere Richemont SA Class A	404	69,841
DSM-Firmenich AG	538	53,094
EMS-Chemie Holding AG	124	84,091
Galderma Group AG (a) (b)	51	5,394
Geberit AG	111	69,002
Givaudan SA	23	98,733
Helvetia Holding AG	297	61,330
Julius Baer Group Ltd. (a)	252	17,289
Kuehne & Nagel International AG (a)	379	87,173
Logitech International SA	1,218	101,763
Lonza Group AG	36	22,062
Partners Group Holding AG	71	99,990
Sandoz Group AG	394	16,495
Schindler Holding AG (e)	111	34,602
Schindler Holding AG (e)	388	117,091
SGS SA	1,255	124,713
SIG Group AG (a)	226	4,166
Sika AG	361	86,991
Sonova Holding AG	133	38,558
Straumann Holding AG (a)	322	38,560
Swatch Group AG Bearer Shares (a)	48	8,230
Swiss Life Holding AG	26	23,598
Swiss Prime Site AG	76	9,329
Swisscom AG	410	236,106
TE Connectivity PLC	916	129,449
Temenos AG	37	2,848
UBS Group AG	5,641	171,318
VAT Group AG (c)	65	23,127
Zurich Insurance Group AG	895	622,125
		2,827,612
UNITED KINGDOM — 2.9%
3i Group PLC	1,326	61,889
Admiral Group PLC	730	26,854
Ashtead Group PLC	309	16,536
Associated British Foods PLC	453	11,168
AstraZeneca PLC	4,492	652,513
Auto Trader Group PLC (c)	3,224	30,969
Aviva PLC	4,088	29,296
BAE Systems PLC	2,243	45,150
Barclays PLC	47,171	175,230
Barratt Redrow PLC	2,969	16,207
British American Tobacco PLC	1,912	78,529
British American Tobacco PLC ADR (a)	1,657	68,550
BT Group PLC (a)	21,698	46,449
Bunzl PLC	379	14,510
Centrica PLC	23,205	44,733
CK Hutchison Holdings Ltd.	13,500	75,913
Security Description	Shares	Value
Coca-Cola Europacific Partners PLC	166	$14,447
Compass Group PLC	5,617	185,096
Croda International PLC	102	3,848
DCC PLC	257	17,067
Diageo PLC	6,312	164,126
Entain PLC	939	7,003
Flutter Entertainment PLC (b)	96	21,269
Halma PLC	950	31,649
HSBC Holdings PLC	43,665	492,536
Imperial Brands PLC	3,408	126,028
Informa PLC	1,129	11,212
InterContinental Hotels Group PLC	43	4,580
Intertek Group PLC	468	30,234
J Sainsbury PLC	7,894	23,965
JD Sports Fashion PLC	5,380	4,715
Kingfisher PLC	5,880	19,224
Land Securities Group PLC REIT	1,021	7,248
Legal & General Group PLC	8,196	25,686
Lloyds Banking Group PLC	198,506	184,685
London Stock Exchange Group PLC	292	43,193
M&G PLC	3,562	9,126
Marks & Spencer Group PLC	3,034	13,922
Melrose Industries PLC	593	3,636
National Grid PLC	5,966	77,738
NatWest Group PLC	17,544	102,310
Next PLC	407	58,233
Pearson PLC	607	9,543
Phoenix Group Holdings PLC	688	5,075
Reckitt Benckiser Group PLC	2,061	139,130
RELX PLC	5,427	271,300
Rentokil Initial PLC	2,222	9,969
Rolls-Royce Holdings PLC (b)	2,402	23,222
Sage Group PLC	2,685	41,831
Schroders PLC (a)	1,028	4,615
Segro PLC REIT	1,337	11,921
Severn Trent PLC	156	5,096
Smith & Nephew PLC	969	13,570
Smiths Group PLC	993	24,750
Spirax Group PLC	41	3,270
SSE PLC	1,365	28,084
Standard Chartered PLC	6,425	94,500
Tesco PLC	15,224	65,298
Unilever PLC	7,239	430,747
United Utilities Group PLC	482	6,274
Vodafone Group PLC	211,089	198,626
Whitbread PLC	206	6,512
Wise PLC Class A (b)	1,813	22,114
WPP PLC	2,176	16,324
		4,509,043
UNITED STATES — 68.8%
3M Co.	1,575	231,304
A.O. Smith Corp.	364	23,791
Abbott Laboratories	2,075	275,249

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
AbbVie, Inc.	3,118	$653,283
Adobe, Inc. (b)	1,358	520,834
Advanced Micro Devices, Inc. (b)	481	49,418
AECOM	88	8,160
Aflac, Inc.	1,596	177,459
Agilent Technologies, Inc.	769	89,958
Air Products & Chemicals, Inc.	112	33,031
Airbnb, Inc. Class A (b)	118	14,096
Akamai Technologies, Inc. (b)	1,936	155,848
Albemarle Corp.	194	13,972
Albertsons Cos., Inc. Class A	1,678	36,899
Alcon AG	292	27,466
Alexandria Real Estate Equities, Inc. REIT	159	14,709
Align Technology, Inc. (b)	37	5,878
Allegion PLC	247	32,224
Alliant Energy Corp.	675	43,436
Allstate Corp.	1,452	300,666
Ally Financial, Inc.	683	24,909
Alphabet, Inc. Class A	10,085	1,559,544
Alphabet, Inc. Class C	8,706	1,360,138
Altria Group, Inc.	967	58,039
Amazon.com, Inc. (b)	2,510	477,553
Amcor PLC	11,385	110,434
Ameren Corp.	1,445	145,078
American Electric Power Co., Inc.	1,113	121,618
American Express Co.	295	79,370
American Financial Group, Inc.	230	30,208
American Homes 4 Rent Class A, REIT	206	7,789
American International Group, Inc.	1,386	120,499
American Tower Corp. REIT	190	41,344
American Water Works Co., Inc.	114	16,817
Ameriprise Financial, Inc.	326	157,820
AMETEK, Inc.	88	15,148
Amgen, Inc.	683	212,789
Amphenol Corp. Class A	6,224	408,232
Analog Devices, Inc.	280	56,468
Annaly Capital Management, Inc. REIT	517	10,500
ANSYS, Inc. (b)	20	6,331
Aon PLC Class A	1,078	430,219
Apollo Global Management, Inc.	897	122,835
Apple, Inc.	16,173	3,592,508
Applied Materials, Inc.	2,657	385,584
AppLovin Corp. Class A (b)	10	2,650
Arch Capital Group Ltd.	3,886	373,755
Archer-Daniels-Midland Co.	1,617	77,632
ARES Management Corp. Class A	49	7,184
Arista Networks, Inc. (b)	3,144	243,597
Arthur J Gallagher & Co.	961	331,776
Assurant, Inc.	517	108,441
AT&T, Inc.	32,548	920,457
Atmos Energy Corp.	112	17,313
Security Description	Shares	Value
Autodesk, Inc. (b)	463	$121,213
Automatic Data Processing, Inc.	1,359	415,215
AutoZone, Inc. (b)	140	533,789
AvalonBay Communities, Inc. REIT	66	14,165
Avantor, Inc. (b)	502	8,137
Avery Dennison Corp.	224	39,865
Baker Hughes Co.	687	30,194
Ball Corp.	302	15,725
Bank of America Corp.	11,733	489,618
Bank of New York Mellon Corp.	804	67,431
Baxter International, Inc.	673	23,037
Becton Dickinson & Co.	495	113,385
Bentley Systems, Inc. Class B	376	14,792
Berkshire Hathaway, Inc. Class B (b)	2,314	1,232,390
Best Buy Co., Inc.	920	67,721
Biogen, Inc. (b)	187	25,589
BioMarin Pharmaceutical, Inc. (b)	1,678	118,618
Bio-Rad Laboratories, Inc. Class A (b)	9	2,192
Bio-Techne Corp.	49	2,873
Blackrock, Inc.	365	345,465
Blackstone, Inc.	175	24,462
Block, Inc. (b)	257	13,963
Boeing Co. (b)	210	35,815
Booking Holdings, Inc.	6	27,641
Booz Allen Hamilton Holding Corp.	1,082	113,156
Boston Scientific Corp. (b)	1,873	188,948
BP PLC	71,765	403,963
Bristol-Myers Squibb Co.	4,852	295,923
Broadcom, Inc.	811	135,786
Broadridge Financial Solutions, Inc.	293	71,041
Brown & Brown, Inc.	1,892	235,365
Brown-Forman Corp. Class B	399	13,542
Builders FirstSource, Inc. (b)	388	48,477
Bunge Global SA	555	42,413
Burlington Stores, Inc. (b)	32	7,627
BXP, Inc. REIT	139	9,339
Cadence Design Systems, Inc. (b)	654	166,332
Camden Property Trust REIT	67	8,194
Campbell's Co. (a)	3,040	121,357
Capital One Financial Corp.	635	113,855
Cardinal Health, Inc.	1,538	211,890
Carlisle Cos., Inc.	113	38,476
Carlyle Group, Inc.	192	8,369
CarMax, Inc. (b)	289	22,519
Carnival Corp. (b)	356	6,953
Carrier Global Corp.	427	27,072
Carvana Co. (b)	20	4,182
Caterpillar, Inc.	1,430	471,614
Cboe Global Markets, Inc.	1,800	407,322
CBRE Group, Inc. Class A (b)	224	29,295
CDW Corp.	633	101,445

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cencora, Inc.	2,561	$712,188
Centene Corp. (b)	1,771	107,517
CenterPoint Energy, Inc.	657	23,803
CF Industries Holdings, Inc.	2,285	178,573
CH Robinson Worldwide, Inc.	691	70,758
Charles Schwab Corp.	891	69,747
Charter Communications, Inc. Class A (b)	154	56,754
Cheniere Energy, Inc.	346	80,064
Chevron Corp.	3,234	541,016
Chipotle Mexican Grill, Inc. (b)	3,435	172,471
Chubb Ltd.	2,076	626,931
Church & Dwight Co., Inc.	3,336	367,260
Cigna Group	863	283,927
Cincinnati Financial Corp.	157	23,192
Cintas Corp.	1,006	206,763
Cisco Systems, Inc.	22,589	1,393,967
Citigroup, Inc.	5,556	394,420
Citizens Financial Group, Inc.	1,044	42,773
Clorox Co.	51	7,510
Cloudflare, Inc. Class A (b)	10	1,127
CME Group, Inc.	1,119	296,860
CMS Energy Corp.	1,091	81,945
CNH Industrial NV	2,280	27,732
Coca-Cola Co.	15,424	1,104,667
Cognizant Technology Solutions Corp. Class A	3,921	299,956
Coinbase Global, Inc. Class A (b)	32	5,511
Colgate-Palmolive Co.	3,222	301,901
Comcast Corp. Class A	5,609	206,972
Conagra Brands, Inc.	2,352	62,728
ConocoPhillips	1,827	191,872
Consolidated Edison, Inc.	5,461	603,932
Constellation Brands, Inc. Class A	59	10,828
Constellation Energy Corp.	125	25,204
Cooper Cos., Inc. (b)	167	14,086
Copart, Inc. (b)	2,117	119,801
Corebridge Financial, Inc.	766	24,183
Corning, Inc.	534	24,447
Corpay, Inc. (b)	160	55,795
Corteva, Inc.	1,160	72,999
CoStar Group, Inc. (b)	98	7,765
Costco Wholesale Corp.	1,279	1,209,653
Coterra Energy, Inc.	1,352	39,073
CRH PLC	544	47,115
Crowdstrike Holdings, Inc. Class A (b)	10	3,526
Crown Castle, Inc. REIT	229	23,869
Crown Holdings, Inc.	155	13,835
CSL Ltd.	188	29,204
CSX Corp.	4,874	143,442
Cummins, Inc.	393	123,182
CVS Health Corp.	4,993	338,276
Danaher Corp.	344	70,520
Darden Restaurants, Inc.	332	68,976
Datadog, Inc. Class A (b)	10	992
Security Description	Shares	Value
DaVita, Inc. (b)	51	$7,801
Dayforce, Inc. (b)	39	2,275
Deckers Outdoor Corp. (b)	475	53,110
Deere & Co.	250	117,337
Dell Technologies, Inc. Class C	189	17,227
Delta Air Lines, Inc.	158	6,889
Devon Energy Corp.	1,254	46,900
Dexcom, Inc. (b)	82	5,600
Diamondback Energy, Inc.	728	116,393
Dick's Sporting Goods, Inc.	196	39,506
Digital Realty Trust, Inc. REIT	153	21,923
Discover Financial Services	300	51,210
Docusign, Inc. (b)	635	51,689
Dollar General Corp.	499	43,877
Dollar Tree, Inc. (b)	424	31,830
Dominion Energy, Inc.	1,562	87,581
Domino's Pizza, Inc.	208	95,566
DoorDash, Inc. Class A (b)	178	32,533
Dover Corp.	346	60,785
Dow, Inc.	1,641	57,304
DR Horton, Inc.	973	123,697
DraftKings, Inc. Class A (b)	39	1,295
DTE Energy Co.	241	33,323
Duke Energy Corp.	4,791	584,358
DuPont de Nemours, Inc.	412	30,768
Dynatrace, Inc. (b)	1,764	83,173
Eastman Chemical Co.	160	14,098
Eaton Corp. PLC	114	30,989
eBay, Inc.	1,236	83,714
Ecolab, Inc.	83	21,042
Edison International	447	26,337
Edwards Lifesciences Corp. (b)	1,568	113,649
Electronic Arts, Inc.	1,823	263,460
Elevance Health, Inc.	878	381,895
Eli Lilly & Co.	2,282	1,884,727
EMCOR Group, Inc.	137	50,639
Emerson Electric Co.	316	34,646
Entegris, Inc.	49	4,287
Entergy Corp.	443	37,872
EOG Resources, Inc.	667	85,536
EPAM Systems, Inc. (b)	143	24,144
EQT Corp.	609	32,539
Equifax, Inc.	49	11,934
Equinix, Inc. REIT	18	14,676
Equitable Holdings, Inc.	280	14,585
Equity LifeStyle Properties, Inc. REIT	63	4,202
Equity Residential REIT	217	15,533
Erie Indemnity Co. Class A	266	111,467
Essential Utilities, Inc.	218	8,618
Essex Property Trust, Inc. REIT	32	9,810
Estee Lauder Cos., Inc. Class A	255	16,830
Everest Group Ltd.	82	29,793
Evergy, Inc.	272	18,754
Eversource Energy	385	23,912
Exact Sciences Corp. (b)	59	2,554

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	1,365	$62,899
Expand Energy Corp.	768	85,494
Expedia Group, Inc.	57	9,582
Expeditors International of Washington, Inc.	470	56,517
Experian PLC	2,168	99,845
Extra Space Storage, Inc. REIT	115	17,076
Exxon Mobil Corp.	8,399	998,893
F5, Inc. (b)	1,001	266,536
FactSet Research Systems, Inc.	94	42,736
Fair Isaac Corp. (b)	80	147,533
Fastenal Co.	1,663	128,966
FedEx Corp.	326	79,472
Ferguson Enterprises, Inc.	605	96,939
Ferrovial SE	145	6,450
Fidelity National Financial, Inc.	278	18,092
Fidelity National Information Services, Inc.	288	21,508
Fifth Third Bancorp	997	39,082
First Citizens BancShares, Inc. Class A	77	142,767
First Solar, Inc. (b)	47	5,942
FirstEnergy Corp.	536	21,665
Fiserv, Inc. (b)	530	117,040
Ford Motor Co.	15,784	158,314
Fortinet, Inc. (b)	879	84,613
Fortive Corp.	207	15,148
Fortune Brands Innovations, Inc.	109	6,636
Fox Corp. Class A	287	16,244
Fox Corp. Class B	1,799	94,825
Franklin Resources, Inc. (a)	568	10,934
Freeport-McMoRan, Inc.	1,157	43,804
Gaming & Leisure Properties, Inc. REIT	182	9,264
Garmin Ltd.	394	85,549
Gartner, Inc. (b)	257	107,873
GE HealthCare Technologies, Inc.	327	26,392
GE Vernova, Inc.	63	19,233
Gen Digital, Inc.	4,044	107,328
General Dynamics Corp.	955	260,314
General Electric Co.	494	98,874
General Mills, Inc.	7,710	460,981
General Motors Co.	4,131	194,281
Genuine Parts Co.	455	54,209
GFL Environmental, Inc. (a)	131	6,327
Gilead Sciences, Inc.	3,768	422,204
Global Payments, Inc.	280	27,418
GoDaddy, Inc. Class A (b)	2,033	366,225
Goldman Sachs Group, Inc.	377	205,951
Graco, Inc.	453	37,830
GSK PLC	16,505	311,462
Haleon PLC	6,458	32,617
Halliburton Co.	1,042	26,436
Hartford Insurance Group, Inc.	334	41,326
HCA Healthcare, Inc.	150	51,832
Healthpeak Properties, Inc. REIT	595	12,031
Security Description	Shares	Value
HEICO Corp.	7	$1,870
HEICO Corp. Class A	20	4,219
Hershey Co.	1,406	240,468
Hess Corp.	146	23,321
Hewlett Packard Enterprise Co.	2,261	34,887
Hilton Worldwide Holdings, Inc.	39	8,874
Holcim AG	601	64,193
Hologic, Inc. (b)	1,152	71,159
Home Depot, Inc.	484	177,381
Honeywell International, Inc.	1,712	362,516
Hormel Foods Corp.	4,736	146,532
Host Hotels & Resorts, Inc. REIT	549	7,801
Howmet Aerospace, Inc.	86	11,157
HP, Inc.	1,611	44,609
Hubbell, Inc.	135	44,673
Humana, Inc.	491	129,919
Huntington Bancshares, Inc.	2,319	34,808
Hyatt Hotels Corp. Class A	10	1,225
IDEX Corp.	33	5,972
IDEXX Laboratories, Inc. (b)	274	115,066
Illinois Tool Works, Inc.	767	190,224
Illumina, Inc. (b)	21	1,666
Incyte Corp. (b)	2,496	151,133
Ingersoll Rand, Inc.	157	12,565
Insulet Corp. (b)	10	2,626
Intel Corp.	8,345	189,515
Interactive Brokers Group, Inc. Class A	51	8,445
Intercontinental Exchange, Inc.	255	43,987
International Business Machines Corp.	2,664	662,430
International Flavors & Fragrances, Inc.	201	15,600
International Paper Co.	656	34,998
Interpublic Group of Cos., Inc.	1,306	35,471
Intuit, Inc.	611	375,148
Intuitive Surgical, Inc. (b)	739	366,005
Invitation Homes, Inc. REIT	353	12,302
IQVIA Holdings, Inc. (b)	108	19,040
Iron Mountain, Inc. REIT	65	5,593
J.M. Smucker Co.	986	116,752
Jabil, Inc.	427	58,102
Jack Henry & Associates, Inc.	566	103,352
Jacobs Solutions, Inc.	84	10,155
James Hardie Industries PLC CDI (b)	1,131	27,120
JB Hunt Transport Services, Inc.	71	10,504
Johnson & Johnson	10,940	1,814,290
Johnson Controls International PLC	460	36,851
JPMorgan Chase & Co.	3,397	833,284
Juniper Networks, Inc.	5,061	183,158
Kellanova	4,185	345,221
Kenvue, Inc.	5,215	125,056
Keurig Dr. Pepper, Inc.	6,637	227,118
KeyCorp	1,671	26,719

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (b)	446	$66,797
Kimberly-Clark Corp.	1,263	179,624
Kimco Realty Corp. REIT	531	11,278
Kinder Morgan, Inc.	1,626	46,390
KKR & Co., Inc.	176	20,347
KLA Corp.	376	255,605
Kraft Heinz Co.	9,757	296,906
Kroger Co.	7,987	540,640
L3Harris Technologies, Inc.	132	27,629
Labcorp Holdings, Inc.	104	24,205
Lam Research Corp.	4,263	309,920
Las Vegas Sands Corp.	146	5,640
Leidos Holdings, Inc.	82	11,065
Lennar Corp. Class A	790	90,676
Lennox International, Inc.	6	3,365
Liberty Media Corp.-Liberty Formula One Class C (b)	1,815	163,368
Linde PLC	310	144,348
Live Nation Entertainment, Inc. (b)	49	6,398
LKQ Corp.	411	17,484
Lockheed Martin Corp.	1,181	527,565
Loews Corp.	3,031	278,579
Lowe's Cos., Inc.	374	87,228
LPL Financial Holdings, Inc.	198	64,774
Lululemon Athletica, Inc. (b)	359	101,619
LyondellBasell Industries NV Class A	605	42,592
M&T Bank Corp.	246	43,972
Manhattan Associates, Inc. (b)	210	36,338
Marathon Petroleum Corp.	1,804	262,825
Markel Group, Inc. (b)	111	207,527
Marriott International, Inc. Class A	59	14,054
Marsh & McLennan Cos., Inc.	3,469	846,540
Martin Marietta Materials, Inc.	31	14,822
Marvell Technology, Inc.	152	9,359
Masco Corp.	143	9,944
Mastercard, Inc. Class A	2,168	1,188,324
McCormick & Co., Inc.	159	13,087
McDonald's Corp.	2,148	670,971
McKesson Corp.	1,380	928,726
Medtronic PLC	1,022	91,837
Merck & Co., Inc.	14,972	1,343,887
Meta Platforms, Inc. Class A	5,162	2,975,170
MetLife, Inc.	866	69,531
Mettler-Toledo International, Inc. (b)	10	11,809
MGM Resorts International (b)	231	6,847
Microchip Technology, Inc.	359	17,379
Micron Technology, Inc.	696	60,475
Microsoft Corp.	9,218	3,460,345
MicroStrategy, Inc. Class A (b)	10	2,883
Mid-America Apartment Communities, Inc. REIT	65	10,893
Moderna, Inc. (b)	1,193	33,822
Molina Healthcare, Inc. (b)	198	65,219
Security Description	Shares	Value
Molson Coors Beverage Co. Class B	290	$17,652
Mondelez International, Inc. Class A	5,133	348,274
Monolithic Power Systems, Inc.	115	66,698
Monster Beverage Corp. (b)	2,026	118,562
Moody's Corp.	431	200,712
Morgan Stanley	1,084	126,470
Motorola Solutions, Inc.	1,609	704,436
MSCI, Inc.	10	5,655
Nasdaq, Inc.	186	14,110
Nestle SA	9,532	962,519
NetApp, Inc.	583	51,211
Netflix, Inc. (b)	1,115	1,039,771
Neurocrine Biosciences, Inc. (b)	1,403	155,172
Newmont Corp.	1,494	72,130
News Corp. Class A	372	10,126
NextEra Energy, Inc.	1,188	84,217
NIKE, Inc. Class B	3,725	236,463
NiSource, Inc.	325	13,029
Nordson Corp.	31	6,253
Norfolk Southern Corp.	141	33,396
Northern Trust Corp.	210	20,717
Northrop Grumman Corp.	972	497,674
Novartis AG	10,636	1,176,181
NRG Energy, Inc.	272	25,965
Nucor Corp.	518	62,336
Nutanix, Inc. Class A (b)	533	37,209
NVIDIA Corp.	19,027	2,062,146
NVR, Inc. (b)	10	72,444
Occidental Petroleum Corp.	1,272	62,786
Okta, Inc. (b)	49	5,156
Old Dominion Freight Line, Inc.	557	92,156
Omnicom Group, Inc.	606	50,243
ON Semiconductor Corp. (b)	342	13,916
ONEOK, Inc.	355	35,223
Oracle Corp.	1,233	172,386
O'Reilly Automotive, Inc. (b)	291	416,881
Otis Worldwide Corp.	174	17,957
Ovintiv, Inc.	764	32,699
Owens Corning	254	36,276
PACCAR, Inc.	1,510	147,029
Packaging Corp. of America	58	11,485
Palantir Technologies, Inc. Class A (b)	53	4,473
Palo Alto Networks, Inc. (b)	1,738	296,572
Parker-Hannifin Corp.	304	184,786
Paychex, Inc.	1,075	165,851
Paycom Software, Inc.	151	32,990
PayPal Holdings, Inc. (b)	2,522	164,560
Pentair PLC	403	35,254
PepsiCo, Inc.	7,583	1,136,995
Pfizer, Inc.	12,329	312,417
PG&E Corp.	9,934	170,666
Philip Morris International, Inc.	688	109,206
Phillips 66 Co.	1,524	188,184

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Pinterest, Inc. Class A (b)	88	$2,728
PNC Financial Services Group, Inc.	581	102,122
Pool Corp.	102	32,472
PPG Industries, Inc.	195	21,323
PPL Corp.	613	22,135
Principal Financial Group, Inc.	373	31,470
Procter & Gamble Co.	9,971	1,699,258
Progressive Corp.	2,323	657,432
Prologis, Inc. REIT	581	64,950
Prudential Financial, Inc.	613	68,460
PTC, Inc. (b)	623	96,534
Public Service Enterprise Group, Inc.	351	28,887
Public Storage REIT	389	116,424
PulteGroup, Inc.	728	74,838
Pure Storage, Inc. Class A (b)	39	1,727
Qiagen NV (b)	151	5,982
QUALCOMM, Inc.	3,301	507,067
Quanta Services, Inc.	49	12,455
Quest Diagnostics, Inc.	991	167,677
Raymond James Financial, Inc.	142	19,725
Realty Income Corp. REIT	643	37,300
Regency Centers Corp. REIT	114	8,409
Regeneron Pharmaceuticals, Inc.	634	402,102
Regions Financial Corp.	1,619	35,181
Reliance, Inc.	79	22,811
Republic Services, Inc.	3,322	804,456
ResMed, Inc.	375	83,944
Revvity, Inc.	110	11,638
Rivian Automotive, Inc. Class A (a) (b)	278	3,461
Robinhood Markets, Inc. Class A (b)	41	1,706
ROBLOX Corp. Class A (b)	20	1,166
Roche Holding AG	3,126	1,026,395
Roche Holding AG Bearer Shares	242	83,808
Rockwell Automation, Inc.	315	81,390
Roku, Inc. (b)	49	3,452
Rollins, Inc.	2,442	131,941
Roper Technologies, Inc.	1,332	785,321
Ross Stores, Inc.	183	23,386
Royal Caribbean Cruises Ltd.	32	6,574
Royalty Pharma PLC Class A	353	10,989
RPM International, Inc.	69	7,982
RTX Corp.	1,508	199,750
S&P Global, Inc.	106	53,859
Salesforce, Inc.	228	61,186
Samsara, Inc. Class A (b)	10	383
Sanofi SA	3,432	377,843
SBA Communications Corp. REIT	31	6,820
Schlumberger NV	1,247	52,125
Schneider Electric SE	267	60,783
Seagate Technology Holdings PLC	89	7,561
SEI Investments Co.	339	26,317
Security Description	Shares	Value
Sempra	539	$38,463
ServiceNow, Inc. (b)	212	168,782
Shell PLC	15,032	548,122
Sherwin-Williams Co.	560	195,546
Simon Property Group, Inc. REIT	134	22,255
Skyworks Solutions, Inc.	208	13,443
Smurfit WestRock PLC (e)	501	22,575
Smurfit WestRock PLC (e)	81	3,617
Snap, Inc. Class A (b)	147	1,280
Snap-on, Inc.	145	48,866
Snowflake, Inc. Class A (b)	20	2,923
Solventum Corp. (b)	510	38,780
Southern Co.	7,870	723,646
Southwest Airlines Co.	178	5,977
Spotify Technology SA (b)	10	5,500
SS&C Technologies Holdings, Inc.	163	13,615
Stanley Black & Decker, Inc.	245	18,836
Starbucks Corp.	460	45,121
State Street Corp. (f)	468	41,900
Steel Dynamics, Inc.	259	32,396
Stellantis NV (a)	14,747	163,471
STERIS PLC	49	11,106
Stryker Corp.	104	38,714
Sun Communities, Inc. REIT	88	11,320
Super Micro Computer, Inc. (a) (b)	1,667	57,078
Swiss Re AG	4,096	694,433
Synchrony Financial	632	33,458
Synopsys, Inc. (b)	360	154,386
Sysco Corp.	646	48,476
T. Rowe Price Group, Inc.	695	63,850
Take-Two Interactive Software, Inc. (b)	39	8,083
Targa Resources Corp.	760	152,357
Target Corp.	1,528	159,462
Teledyne Technologies, Inc. (b)	713	354,867
Tenaris SA	743	14,495
Teradyne, Inc.	400	33,040
Tesla, Inc. (b)	454	117,659
Texas Instruments, Inc.	2,988	536,944
Texas Pacific Land Corp.	55	72,874
Textron, Inc.	200	14,450
Thermo Fisher Scientific, Inc.	202	100,515
TJX Cos., Inc.	4,392	534,946
T-Mobile U.S., Inc.	3,561	949,754
Toast, Inc. Class A (b)	39	1,294
Tractor Supply Co.	1,546	85,185
Tradeweb Markets, Inc. Class A	39	5,790
Trane Technologies PLC	593	199,794
TransDigm Group, Inc.	10	13,833
TransUnion	76	6,307
Travelers Cos., Inc.	1,552	410,442
Trimble, Inc. (b)	147	9,651
Truist Financial Corp.	2,744	112,916
Twilio, Inc. Class A (b)	69	6,756
Tyler Technologies, Inc. (b)	453	263,370
Tyson Foods, Inc. Class A	4,914	313,562

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
U.S. Bancorp	2,441	$103,059
Uber Technologies, Inc. (b)	275	20,037
UDR, Inc. REIT	163	7,363
U-Haul Holding Co.	134	7,930
Ulta Beauty, Inc. (b)	160	58,646
Union Pacific Corp.	1,673	395,230
United Parcel Service, Inc. Class B	881	96,901
United Rentals, Inc.	35	21,935
United Therapeutics Corp. (b)	594	183,112
UnitedHealth Group, Inc.	3,662	1,917,972
Universal Health Services, Inc. Class B	93	17,475
Valero Energy Corp.	996	131,542
Veeva Systems, Inc. Class A (b)	330	76,438
Ventas, Inc. REIT	185	12,721
Veralto Corp.	713	69,482
VeriSign, Inc. (b)	1,318	334,601
Verisk Analytics, Inc.	31	9,226
Verizon Communications, Inc.	20,789	942,989
Vertex Pharmaceuticals, Inc. (b)	1,202	582,754
Vertiv Holdings Co. Class A	55	3,971
Viatris, Inc.	3,014	26,252
VICI Properties, Inc. REIT	949	30,956
Visa, Inc. Class A	6,393	2,240,491
Vistra Corp.	94	11,039
Vulcan Materials Co.	51	11,898
W.R. Berkley Corp.	3,558	253,187
Walgreens Boots Alliance, Inc.	9,037	100,943
Walmart, Inc.	11,044	969,553
Walt Disney Co.	1,347	132,949
Warner Bros Discovery, Inc. (b)	8,549	91,731
Waste Connections, Inc.	2,231	435,469
Waste Management, Inc.	2,626	607,945
Waters Corp. (b)	156	57,497
Watsco, Inc.	92	46,764
WEC Energy Group, Inc.	3,073	334,896
Wells Fargo & Co.	5,112	366,990
Welltower, Inc. REIT	1,267	194,117
West Pharmaceutical Services, Inc.	168	37,612
Western Digital Corp. (b)	258	10,431
Westinghouse Air Brake Technologies Corp.	88	15,959
Westlake Corp.	69	6,902
Weyerhaeuser Co. REIT	843	24,683
Williams Cos., Inc.	4,993	298,382
Williams-Sonoma, Inc.	468	73,991
Willis Towers Watson PLC	469	158,499
Workday, Inc. Class A (b)	245	57,215
WP Carey, Inc. REIT	206	13,001
WW Grainger, Inc.	148	146,199
Wynn Resorts Ltd.	39	3,257
Xcel Energy, Inc.	1,793	126,926
Xylem, Inc.	108	12,902
Yum! Brands, Inc.	1,996	314,091
Security Description	Shares	Value
Zebra Technologies Corp. Class A (b)	29	$8,194
Zillow Group, Inc. Class C (b)	39	2,674
Zimmer Biomet Holdings, Inc.	178	20,146
Zoetis, Inc.	1,371	225,735
Zoom Communications, Inc. (b)	1,191	87,860
		107,343,408
ZAMBIA — 0.0% (d)
First Quantum Minerals Ltd. (a) (b)	1,004	13,498
TOTAL COMMON STOCKS (Cost $127,554,302)		155,435,462

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (g) (Cost $0)	61	—
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i)	155,174	155,174
State Street Navigator Securities Lending Portfolio II (f) (j)	4,303,617	4,303,617
TOTAL SHORT-TERM INVESTMENTS (Cost $4,458,791)		4,458,791
TOTAL INVESTMENTS — 102.4% (Cost $132,013,093)		159,894,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(3,778,931)
NET ASSETS — 100.0%		$156,115,322
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$155,435,462	$—	$—	$155,435,462
Warrants	—	—	0(a)	0
Short-Term Investments	4,458,791	—	—	4,458,791
TOTAL INVESTMENTS	$159,894,253	$—	$0	$159,894,253
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	18.5%
Information Technology	18.5
Health Care	14.5
Communication Services	10.6
Industrials	10.2
Consumer Staples	9.5
Consumer Discretionary	6.8
Energy	4.0
Utilities	3.5
Materials	2.7
Real Estate	0.8
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	483	$42,731	$7,986	$9,880	$3,580	$(2,517)	468	$41,900	$700
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,362	280,362	3,864,846	3,990,034	—	—	155,174	155,174	6,142
State Street Navigator Securities Lending Portfolio II	3,398,759	3,398,759	10,277,185	9,372,327	—	—	4,303,617	4,303,617	6,151
Total		$3,721,852	$14,150,017	$13,372,241	$3,580	$(2,517)		$4,500,691	$12,993
See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 101.0%
CHINA — 42.1%
360 Security Technology, Inc. Class A	14,900	$21,286
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	19,100	39,168
3SBio, Inc. (a)	19,000	29,207
5I5J Holding Group Co. Ltd. Class A (b)	71,600	29,267
AAC Technologies Holdings, Inc.	43,000	260,311
Addsino Co. Ltd. Class A (b)	23,700	23,550
Advanced Technology & Materials Co. Ltd. Class A	213,500	378,170
AECC Aero-Engine Control Co. Ltd. Class A	80,000	210,408
AECC Aviation Power Co. Ltd. Class A	10,700	53,324
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	31,467	47,812
Agora, Inc. ADR (b)	1,297	5,214
Agricultural Bank of China Ltd. Class H	1,698,703	1,021,803
Air China Ltd. Class H (b) (c)	237,414	149,522
Airtac International Group	12,088	302,541
AK Medical Holdings Ltd. (a)	10,000	7,648
Akeso, Inc. (a) (b)	45,000	440,729
Alibaba Group Holding Ltd.	746,904	12,287,921
A-Living Smart City Services Co. Ltd. (a)	14,500	4,864
All Winner Technology Co. Ltd. Class A	14,140	102,889
Alpha Group Class A (b)	31,600	41,490
Alphamab Oncology (a) (b) (c)	42,000	44,805
Aluminum Corp. of China Ltd. Class H	442,304	276,856
Angang Steel Co. Ltd. Class H (b)	225,616	50,457
Anhui Conch Cement Co. Ltd. Class H	110,860	313,474
Anhui Expressway Co. Ltd. Class H	32,000	44,996
Anhui Guangxin Agrochemical Co. Ltd. Class A	39,500	63,605
Anhui Gujing Distillery Co. Ltd. Class B	9,700	152,725
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,360	20,401
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	74,880	58,021
Anhui Jinhe Industrial Co. Ltd. Class A	11,900	41,403
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	35,280	47,730
Security Description	Shares	Value
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	40,800	$49,302
ANTA Sports Products Ltd.	72,725	798,262
Antong Holdings Co. Ltd. Class A (b)	247,300	98,704
Aotecar New Energy Technology Co. Ltd. Class A	179,000	72,921
Apeloa Pharmaceutical Co. Ltd. Class A	24,300	50,300
Ascentage Pharma Group International (a) (b)	6,000	32,659
Autohome, Inc. ADR	3,549	98,378
Avary Holding Shenzhen Co. Ltd. Class A	8,600	42,941
AviChina Industry & Technology Co. Ltd. Class H	282,000	141,357
Avicopter PLC Class A	37,800	190,303
Bafang Electric Suzhou Co. Ltd. Class A	3,628	13,497
BAIC Motor Corp. Ltd. Class H (a)	127,000	32,973
Baidu, Inc. Class A (b)	119,690	1,383,766
Bank of China Ltd. Class H	4,132,466	2,491,069
Bank of Communications Co. Ltd. Class H	1,251,975	1,119,976
Bank of Jiangsu Co. Ltd. Class A	88,150	115,254
Bank of Nanjing Co. Ltd. Class A	59,900	85,160
Bank of Ningbo Co. Ltd. Class A	34,460	122,457
Bank of Shanghai Co. Ltd. Class A	52,700	71,443
Baoshan Iron & Steel Co. Ltd. Class A	86,900	86,112
BBMG Corp. Class H	131,000	12,460
Beibuwan Port Co. Ltd. Class A	34,500	40,265
BeiGene Ltd. (b)	39,475	843,251
Beijing BDStar Navigation Co. Ltd. Class A	31,100	108,334
Beijing Capital International Airport Co. Ltd. Class H (b)	70,000	25,282
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	3,250	3,906
Beijing Easpring Material Technology Co. Ltd. Class A	23,000	131,430
Beijing Enterprises Holdings Ltd.	49,500	187,049
Beijing Enterprises Water Group Ltd.	316,000	90,979
Beijing Jetsen Technology Co. Ltd. Class A (b)	164,300	128,439
Beijing Leike Defense Technology Co. Ltd. Class A (b)	272,900	168,264
Beijing Shiji Information Technology Co. Ltd. Class A	22,159	24,215

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Beijing SL Pharmaceutical Co. Ltd. Class A	22,200	$20,227
BGI Genomics Co. Ltd. Class A	400	2,898
Biem.L.Fdlkk Garment Co. Ltd. Class A	15,960	40,571
Bilibili, Inc. Class Z (b) (c)	12,684	242,421
Blue Sail Medical Co. Ltd. Class A (b)	22,300	15,192
BOE Technology Group Co. Ltd. Class A	109,800	62,714
BOE Technology Group Co. Ltd. Class B	122,600	44,279
Bosideng International Holdings Ltd.	128,000	65,643
B-Soft Co. Ltd. Class A	112,910	95,414
BTG Hotels Group Co. Ltd. Class A	16,200	29,676
BYD Co. Ltd. Class H	60,827	3,070,941
BYD Electronic International Co. Ltd. (c)	51,000	264,167
Cambricon Technologies Corp. Ltd. Class A (b)	880	75,454
Canaan, Inc. ADR (b) (c)	5,157	4,527
CanSino Biologics, Inc. Class H (a) (b) (c)	4,000	17,172
CECEP Solar Energy Co. Ltd. Class A	76,100	46,398
CECEP Wind-Power Corp. Class A	395,400	161,079
CETC Cyberspace Security Technology Co. Ltd. Class A	9,900	22,168
CETC Digital Technology Co. Ltd. Class A	15,000	50,290
CETC Potevio Science&Technology Co. Ltd. Class A	20,496	61,438
CGN New Energy Holdings Co. Ltd. (c)	82,000	24,241
CGN Nuclear Technology Development Co. Ltd. Class A (b)	38,500	36,455
CGN Power Co. Ltd. Class H (a)	801,000	250,174
Changchun Faway Automobile Components Co. Ltd. Class A	30,490	38,228
Changchun High-Tech Industry Group Co. Ltd. Class A	600	8,076
Changjiang Securities Co. Ltd. Class A	44,500	38,829
Chengdu Hongqi Chain Co. Ltd. Class A	64,197	46,562
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	9,700	33,308
Chengxin Lithium Group Co. Ltd. Class A	8,300	14,530
China Baoan Group Co. Ltd. Class A	52,800	58,934
Security Description	Shares	Value
China Cinda Asset Management Co. Ltd. Class H (c)	700,600	$99,053
China CITIC Bank Corp. Ltd. Class H	512,341	401,033
China Coal Energy Co. Ltd. Class H	78,000	79,501
China Communications Services Corp. Ltd. Class H	78,000	42,708
China Conch Environment Protection Holdings Ltd.	89,083	7,099
China Conch Venture Holdings Ltd.	93,583	92,978
China Construction Bank Corp. Class H	4,996,647	4,418,458
China Dongxiang Group Co. Ltd.	256,000	12,997
China Eastern Airlines Corp. Ltd. Class H (b)	114,000	36,924
China Education Group Holdings Ltd. (c)	26,321	8,085
China Everbright Bank Co. Ltd. Class A	176,430	91,786
China Everbright Environment Group Ltd.	258,000	114,073
China Everbright Ltd.	70,000	39,047
China Feihe Ltd. (a)	104,000	78,465
China Galaxy Securities Co. Ltd. Class A	24,300	55,584
China Galaxy Securities Co. Ltd. Class H	222,100	220,950
China Gas Holdings Ltd.	167,672	152,795
China Great Wall Securities Co. Ltd. Class A	17,500	19,413
China International Capital Corp. Ltd. Class H (a)	54,000	100,778
China International Marine Containers Group Co. Ltd. Class H	93,900	68,914
China Jinmao Holdings Group Ltd.	325,552	52,722
China Kings Resources Group Co. Ltd. Class A	27,011	90,707
China Lesso Group Holdings Ltd.	89,000	39,923
China Life Insurance Co. Ltd. Class H	512,261	987,612
China Lilang Ltd.	45,000	20,995
China Literature Ltd. (a) (b) (c)	5,000	16,548
China Longyuan Power Group Corp. Ltd. Class H (c)	304,637	243,935
China Medical System Holdings Ltd.	101,000	96,712
China Meheco Group Co. Ltd. Class A	105,480	151,849
China Meidong Auto Holdings Ltd. (c)	14,000	3,779
China Mengniu Dairy Co. Ltd.	212,041	523,269

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class A	100,245	$597,257
China Merchants Bank Co. Ltd. Class H	162,946	961,302
China Merchants Port Holdings Co. Ltd.	192,831	332,113
China Merchants Securities Co. Ltd. Class A	29,266	71,575
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	32,000	40,386
China Minsheng Banking Corp. Ltd. Class H	320,220	144,052
China National Accord Medicines Corp. Ltd. Class B	66,910	103,629
China National Building Material Co. Ltd. Class H (c)	198,003	102,052
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	15,500	48,340
China Oilfield Services Ltd. Class H	82,557	68,017
China Overseas Land & Investment Ltd.	228,669	408,532
China Overseas Property Holdings Ltd.	127,361	87,578
China Pacific Insurance Group Co. Ltd. Class A	14,700	65,064
China Pacific Insurance Group Co. Ltd. Class H	181,397	570,050
China Petroleum & Chemical Corp. Class H	1,151,421	606,767
China Power International Development Ltd. (c)	446,000	167,960
China Railway Group Ltd. Class H	394,000	173,698
China Rare Earth Resources & Technology Co. Ltd. Class A	15,000	65,381
China Resources Beer Holdings Co. Ltd.	115,590	417,475
China Resources Building Materials Technology Holdings Ltd.	34,000	7,560
China Resources Gas Group Ltd.	55,100	164,302
China Resources Land Ltd.	179,232	594,345
China Resources Medical Holdings Co. Ltd.	37,500	17,930
China Resources Power Holdings Co. Ltd. (c)	145,695	345,685
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	11,830	68,562
China Shenhua Energy Co. Ltd. Class H	218,023	884,108
China South City Holdings Ltd. (b) (c)	196,000	3,880
China Southern Airlines Co. Ltd. Class H (b)	160,000	73,005
Security Description	Shares	Value
China State Construction Engineering Corp. Ltd. Class A	123,400	$89,333
China Taiping Insurance Holdings Co. Ltd.	77,541	117,802
China Testing & Certification International Group Co. Ltd. Class A	47,956	45,607
China Tourism Group Duty Free Corp. Ltd. Class A	8,600	71,253
China Tower Corp. Ltd. Class H (a)	294,800	396,335
China TransInfo Technology Co. Ltd. Class A	22,700	29,055
China Travel International Investment Hong Kong Ltd.	144,000	19,619
China Vanke Co. Ltd. Class A (b)	42,400	41,140
China Vanke Co. Ltd. Class H (b) (c)	88,000	62,661
China Yangtze Power Co. Ltd. Class A	118,100	452,024
China Yongda Automobiles Services Holdings Ltd. (c)	55,500	19,189
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,000	96,168
Chinasoft International Ltd.	122,000	82,323
Chlitina Holding Ltd.	19,573	68,088
Chongqing Brewery Co. Ltd. Class A	6,900	55,583
Chongqing Changan Automobile Co. Ltd. Class A	26,154	46,902
Chongqing Changan Automobile Co. Ltd. Class B	123,556	58,917
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	51,511	67,704
Chongqing Gas Group Corp. Ltd. Class A	139,000	109,809
Chongqing Rural Commercial Bank Co. Ltd. Class H	126,000	85,508
Chongqing Zhifei Biological Products Co. Ltd. Class A	11,600	38,747
Chongqing Zongshen Power Machinery Co. Ltd. Class A	43,500	131,711
Chow Tai Seng Jewellery Co. Ltd. Class A	20,832	37,674
CITIC Ltd.	372,000	459,005
CITIC Resources Holdings Ltd.	2,000	94
CITIC Securities Co. Ltd. Class A	33,975	124,006
CITIC Securities Co. Ltd. Class H (c)	158,350	412,142
CITIC Telecom International Holdings Ltd.	125,000	36,631
CMOC Group Ltd. Class H	264,000	217,164
CMST Development Co. Ltd. Class A	76,300	60,066

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	84,735	$51,080
Consun Pharmaceutical Group Ltd.	104,400	123,987
Contemporary Amperex Technology Co. Ltd. Class A	18,881	657,284
COSCO SHIPPING Development Co. Ltd. Class H	761,339	94,919
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	157,215	127,303
COSCO SHIPPING Holdings Co. Ltd. Class A	134,900	270,138
COSCO SHIPPING Holdings Co. Ltd. Class H	95,450	150,162
COSCO SHIPPING Ports Ltd. (c)	38,830	23,357
Country Garden Services Holdings Co. Ltd.	51,865	45,930
CQ Pharmaceutical Holding Co. Ltd. Class A	56,100	39,145
CSC Financial Co. Ltd. Class A	12,300	40,899
CSG Holding Co. Ltd. Class B	127,050	32,986
CSPC Pharmaceutical Group Ltd.	522,320	331,640
CStone Pharmaceuticals (a) (b)	36,500	15,528
CTS International Logistics Corp. Ltd. Class A	48,180	37,730
Daan Gene Co. Ltd. Class A	43,160	34,868
Dada Nexus Ltd. ADR (b) (c)	712	1,317
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	367,200	315,859
Daqo New Energy Corp. ADR (b) (c)	2,789	50,509
Datang International Power Generation Co. Ltd. Class H (c)	202,000	42,320
Dazhong Transportation Group Co. Ltd. Class B	70,850	15,800
Deppon Logistics Co. Ltd. Class A	22,100	44,438
DHC Software Co. Ltd. Class A	62,900	90,205
Digital China Group Co. Ltd. Class A	20,700	117,148
Digital China Information Service Group Co. Ltd. Class A	28,600	46,919
Do-Fluoride New Materials Co. Ltd. Class A	9,820	16,083
Dongfang Electric Corp. Ltd. Class H	6,600	8,296
Dongfeng Motor Group Co. Ltd. Class H (c)	280,468	170,870
Dongyue Group Ltd. (c)	77,000	90,160
Double Medical Technology, Inc. Class A	8,600	40,882
East Buy Holding Ltd. (a) (b) (c)	25,000	40,937
Security Description	Shares	Value
East Money Information Co. Ltd. Class A	12,100	$37,603
Ecovacs Robotics Co. Ltd. Class A	8,700	73,639
Eve Energy Co. Ltd. Class A	19,900	129,026
Everbright Securities Co. Ltd. Class A	22,400	52,563
Far East Horizon Ltd. (c)	29,000	23,743
FAW Jiefang Group Co. Ltd. Class A	30,800	34,293
FIH Mobile Ltd. (b)	120,000	13,881
First Tractor Co. Ltd. Class H (c)	40,000	31,515
Flat Glass Group Co. Ltd. Class A	20,900	51,201
Flat Glass Group Co. Ltd. Class H (c)	19,000	25,837
Focus Media Information Technology Co. Ltd. Class A	71,200	68,790
Foran Energy Group Co. Ltd. Class A	38,328	59,714
Foshan Haitian Flavouring & Food Co. Ltd. Class A	21,201	118,407
Foxconn Industrial Internet Co. Ltd. Class A	86,100	235,338
Fufeng Group Ltd. (c)	69,000	54,098
Fujian Star-net Communication Co. Ltd. Class A	48,600	133,709
Fujian Sunner Development Co. Ltd. Class A	11,500	23,773
Full Truck Alliance Co. Ltd. ADR	25,165	321,357
Fuyao Glass Industry Group Co. Ltd. Class A	21,000	169,280
Ganfeng Lithium Group Co. Ltd. Class A	11,580	53,916
Ganfeng Lithium Group Co. Ltd. Class H (a) (c)	15,400	41,665
Gaotu Techedu, Inc. ADR (b) (c)	6,084	19,773
GCL System Integration Technology Co. Ltd. Class A (b)	59,800	19,835
GCL Technology Holdings Ltd. (b) (c)	199,000	25,066
GDS Holdings Ltd. Class A (b)	43,020	134,916
Geely Automobile Holdings Ltd.	330,709	707,299
Genimous Technology Co. Ltd. Class A (b)	34,300	38,379
Genscript Biotech Corp. (b)	52,000	82,609
Getein Biotech, Inc. Class A	26,728	30,826
GF Securities Co. Ltd. Class H	66,400	89,611
Giant Network Group Co. Ltd. Class A	18,500	35,850
GigaDevice Semiconductor, Inc. Class A (b)	4,028	64,795
Ginlong Technologies Co. Ltd. Class A	3,400	25,783
GoerTek, Inc. Class A	22,100	79,508
Goke Microelectronics Co. Ltd. Class A	7,200	68,245

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	52,000	$14,236
Goldenmax International Group Ltd. Class A	136,700	163,493
Goldwind Science & Technology Co. Ltd. Class A	28,600	34,953
Goldwind Science & Technology Co. Ltd. Class H	16,659	10,492
GoodWe Technologies Co. Ltd. Class A	3,556	22,048
Gotion High-tech Co. Ltd. Class A	37,900	113,608
Grandblue Environment Co. Ltd. Class A	53,328	175,340
Great Wall Motor Co. Ltd. Class H	218,992	382,799
Gree Real Estate Co. Ltd. Class A (b)	53,900	44,138
Greentown China Holdings Ltd.	66,500	94,020
Grinm Advanced Materials Co. Ltd. Class A	24,200	54,922
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	99,600	124,467
Guangdong Haid Group Co. Ltd. Class A	8,300	57,059
Guangdong Hongda Holdings Group Co. Ltd. Class A	16,200	66,063
Guangdong Investment Ltd.	208,000	152,920
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,376
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	28,100	62,497
Guangshen Railway Co. Ltd. Class H	36,500	8,163
Guangzhou Automobile Group Co. Ltd. Class H (c)	218,844	90,291
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (c)	46,000	100,510
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,800	21,481
Guangzhou Haige Communications Group, Inc. Co. Class A	123,500	189,859
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,592	33,551
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	132,976	17,775
Guangzhou Restaurant Group Co. Ltd. Class A	13,200	28,341
Guangzhou Tinci Materials Technology Co. Ltd. Class A	10,320	26,475
Guizhou Panjiang Refined Coal Co. Ltd. Class A	78,484	52,280
Security Description	Shares	Value
Guocheng Mining Co. Ltd. Class A	32,400	$53,332
Guolian Minsheng Securities Co. Ltd. Class A	1,500	2,116
Guosen Securities Co. Ltd. Class A	29,400	41,515
Guosheng Financial Holding, Inc. Class A (b)	1,900	3,436
Guotai Junan Securities Co. Ltd. Class A	37,834	89,561
Guotai Junan Securities Co. Ltd. Class H (a)	116,560	168,991
H World Group Ltd.	104,020	381,704
Haidilao International Holding Ltd. (a)	41,000	92,536
Haier Smart Home Co. Ltd. Class A	23,400	88,049
Haier Smart Home Co. Ltd. Class H	126,898	407,754
Hainan Strait Shipping Co. Ltd. Class A	185,475	153,926
Haisco Pharmaceutical Group Co. Ltd. Class A	14,600	76,417
Haitian International Holdings Ltd.	41,000	108,293
Hangcha Group Co. Ltd. Class A	41,104	117,838
Hangjin Technology Co. Ltd. Class A	4,200	15,364
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,800	50,480
Hangzhou GreatStar Industrial Co. Ltd.	33,200	135,297
Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,500	49,688
Hangzhou Robam Appliances Co. Ltd. Class A	11,300	35,303
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	14,400	47,783
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,800	61,538
Han's Laser Technology Industry Group Co. Ltd. Class A	8,500	32,732
Hansoh Pharmaceutical Group Co. Ltd. (a)	40,000	125,959
Harbin Boshi Automation Co. Ltd. Class A	27,089	66,027
Health & Happiness H&H International Holdings Ltd.	13,000	15,489
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,300	8,343
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,950	28,634
Hello Group, Inc. ADR	9,596	60,551
Henan Lingrui Pharmaceutical Co. Class A	29,300	85,006
Henan Shuanghui Investment & Development Co. Ltd. Class A	58,800	218,257

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Henan Yicheng New Energy Co. Ltd. Class A (b)	164,000	$84,868
Henan Yuguang Gold & Lead Co. Ltd. Class A	28,800	28,935
Hengan International Group Co. Ltd.	67,000	186,869
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	33,300	70,212
Hengli Petrochemical Co. Ltd. Class A	22,700	48,019
Hesai Group ADR (b) (c)	3,400	50,320
Hexing Electrical Co. Ltd. Class A	15,800	74,282
Hiconics Eco-energy Technology Co. Ltd. Class A (b)	585,700	433,679
Hisense Home Appliances Group Co. Ltd. Class A	30,500	124,713
Hongyuan Green Energy Co. Ltd. Class A	17,935	36,433
Horizon Construction Development Ltd. (c)	33	5
Hua Hong Semiconductor Ltd. (a) (c)	25,000	99,771
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	3,673
Huadian Power International Corp. Ltd. Class H (c)	128,000	74,362
Huadong Medicine Co. Ltd. Class A	13,100	66,168
Huafon Chemical Co. Ltd. Class A	52,800	56,463
Hualan Biological Engineering, Inc. Class A	16,744	35,788
Huaneng Power International, Inc. Class H	220,472	127,801
Huangshan Tourism Development Co. Ltd. Class B	47,800	35,754
Huatai Securities Co. Ltd. Class A	42,200	96,064
Huatai Securities Co. Ltd. Class H (a)	44,600	71,541
Huayu Automotive Systems Co. Ltd. Class A	15,500	38,527
Hubei Biocause Pharmaceutical Co. Ltd. Class A (b)	47,800	25,262
Hubei Dinglong Co. Ltd. Class A (b)	5,100	20,054
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,600	133,642
Hunan Aihua Group Co. Ltd. Class A	12,600	26,862
Hundsun Technologies, Inc. Class A	14,918	57,570
HUYA, Inc. ADR	3,510	11,267
Hytera Communications Corp. Ltd. Class A (b)	75,100	118,553
Security Description	Shares	Value
HyUnion Holding Co. Ltd. Class A (b)	178,400	$139,216
Iflytek Co. Ltd. Class A	10,000	65,470
IKD Co. Ltd. Class A	22,400	50,282
Industrial & Commercial Bank of China Ltd. Class H	4,066,028	2,895,235
Industrial Bank Co. Ltd. Class A	85,400	253,876
INESA Intelligent Tech, Inc. Class B	337,900	266,941
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	39,500	104,704
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	119,300	90,141
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,000	69,563
Inner Mongolia Yitai Coal Co. Ltd. Class B	139,481	303,511
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	39,500	29,682
InnoCare Pharma Ltd. (a) (b)	25,000	29,369
Innovent Biologics, Inc. (a) (b)	51,500	308,459
Intco Medical Technology Co. Ltd. Class A	5,080	16,703
iQIYI, Inc. ADR (b) (c)	15,044	33,999
JA Solar Technology Co. Ltd. Class A	19,684	31,236
Jason Furniture Hangzhou Co. Ltd. Class A	8,510	30,065
JD Health International, Inc. (a) (b)	47,000	200,256
JD.com, Inc. Class A	124,047	2,563,752
Jiajiayue Group Co. Ltd. Class A	16,500	22,232
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,200	18,483
Jiangsu Expressway Co. Ltd. Class H	224,299	266,381
Jiangsu Guotai International Group Co. Ltd. Class A	88,700	93,023
Jiangsu Hengli Hydraulic Co. Ltd. Class A	8,582	93,947
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	30,956	209,614
Jiangsu Hoperun Software Co. Ltd. Class A (b)	14,400	102,898
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,700	63,317
Jiangsu Shagang Co. Ltd. Class A	78,200	61,670
Jiangsu Yanghe Distillery Co. Ltd. Class A	6,300	66,114
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,580	62,656
Jiangsu Yoke Technology Co. Ltd. Class A	21,900	186,782

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	14,697	$70,553
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	42,100	1,622
Jiangxi Copper Co. Ltd. Class H	166,578	292,464
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	18,200	159,634
JinkoSolar Holding Co. Ltd. ADR (c)	1,307	24,362
Jinneng Science&Technology Co. Ltd. Class A	129,400	101,691
JiuGui Liquor Co. Ltd. Class A	400	2,537
Jizhong Energy Resources Co. Ltd. Class A	113,200	91,452
JL Mag Rare-Earth Co. Ltd. Class A	5,220	14,009
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	28,100	44,784
Joinn Laboratories China Co. Ltd. Class A	24,032	67,275
Jointown Pharmaceutical Group Co. Ltd. Class A	55,931	38,797
Joy City Property Ltd.	66,000	1,926
Joyoung Co. Ltd. Class A	20,900	28,966
JOYY, Inc. ADR (b) (c)	2,544	106,797
Juewei Food Co. Ltd. Class A	8,100	17,012
Kama Co. Ltd. Class B (b)	171,649	5,150
Kandi Technologies Group, Inc. (b) (c)	3,574	5,075
Kanzhun Ltd. ADR (b)	11,696	224,212
KE Holdings, Inc. ADR	29,008	582,771
Keshun Waterproof Technologies Co. Ltd. Class A	6,320	4,219
Kingboard Holdings Ltd.	66,200	188,467
KingClean Electric Co. Ltd. Class A	16,140	59,287
Kingdee International Software Group Co. Ltd. (b)	148,000	250,335
Kingsoft Cloud Holdings Ltd. (b) (c)	114,390	108,064
Kingsoft Corp. Ltd.	64,200	310,673
Kuaishou Technology (a) (b)	101,594	709,694
Kuang-Chi Technologies Co. Ltd. Class A	26,600	138,420
Kunlun Energy Co. Ltd.	272,000	265,347
Kweichow Moutai Co. Ltd. Class A	5,471	1,175,385
LB Group Co. Ltd. Class A	4,100	10,044
Lee & Man Paper Manufacturing Ltd.	137,000	38,387
Lenovo Group Ltd.	453,703	611,134
Lens Technology Co. Ltd. Class A	8,000	27,889
LexinFintech Holdings Ltd. ADR	4,694	47,362
Li Auto, Inc. Class A (b)	57,428	731,108
Li Ning Co. Ltd.	142,257	291,085
Security Description	Shares	Value
Lier Chemical Co. Ltd. Class A (b)	72,160	$87,793
Lifetech Scientific Corp. (b) (c)	148,000	31,197
Lingyi iTech Guangdong Co. Class A	36,400	45,338
Livzon Pharmaceutical Group, Inc. Class H	25,797	88,197
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,100	12,810
Longfor Group Holdings Ltd. (a)	86,476	109,036
LONGi Green Energy Technology Co. Ltd. Class A	45,612	99,499
Luenmei Quantum Co. Ltd. Class A	183,800	143,430
Lufax Holding Ltd. ADR	2,119	6,293
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	311
Luxshare Precision Industry Co. Ltd. Class A	39,508	222,338
Luye Pharma Group Ltd. (a) (b) (c)	127,000	35,095
Luzhou Laojiao Co. Ltd. Class A	7,600	135,685
Maanshan Iron & Steel Co. Ltd. Class A (b)	167,200	71,566
Mango Excellent Media Co. Ltd. Class A	1,400	5,328
Maxscend Microelectronics Co. Ltd. Class A	2,592	28,592
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,000	53,774
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	39,100	30,351
Meitu, Inc. (a)	61,500	43,080
Meituan Class B (a) (b)	248,617	4,978,539
Metallurgical Corp. of China Ltd. Class H	272,000	53,839
Microport Scientific Corp. (b) (c)	45,563	46,674
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,400	50,556
Ming Yuan Cloud Group Holdings Ltd.	25,000	9,640
MINISO Group Holding Ltd. ADR (c)	4,595	84,962
Minth Group Ltd. (b)	70,000	186,240
MLS Co. Ltd. Class A	26,000	32,313
Montnets Cloud Technology Group Co. Ltd. Class A (b)	16,200	32,931
Muyuan Foods Co. Ltd. Class A	25,714	137,065
NanJi E-Commerce Co. Ltd. Class A	32,900	17,659
Nanjing Hanrui Cobalt Co. Ltd. Class A	41,900	208,580
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,547	34,003
NARI Technology Co. Ltd. Class A	39,236	118,260

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NAURA Technology Group Co. Ltd. Class A	700	$40,078
NavInfo Co. Ltd. Class A (b)	23,300	28,091
NetDragon Websoft Holdings Ltd.	39,000	50,929
NetEase, Inc.	94,370	1,916,438
New China Life Insurance Co. Ltd. Class A	8,600	60,956
New China Life Insurance Co. Ltd. Class H	50,200	191,308
New Hope Liuhe Co. Ltd. Class A (b)	25,500	32,498
New Oriental Education & Technology Group, Inc.	86,910	408,283
Newborn Town, Inc. (b)	86,000	65,105
Newland Digital Technology Co. Ltd. Class A	16,499	67,827
Ningbo Huaxiang Electronic Co. Ltd. Class A	18,600	40,523
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	16,086
Ningbo Sanxing Medical Electric Co. Ltd. Class A	31,100	126,568
Ningbo Tuopu Group Co. Ltd. Class A	28,855	229,421
Ningbo Xusheng Group Co. Ltd. Class A	17,708	33,511
NIO, Inc. ADR (b)	69,246	263,827
Niu Technologies ADR (b) (c)	2,423	9,886
Noah Holdings Ltd. ADR	1,799	17,001
Nongfu Spring Co. Ltd. Class H (a) (c)	40,000	173,515
Offcn Education Technology Co. Ltd. Class A (b)	23,700	10,340
Offshore Oil Engineering Co. Ltd. Class A	24,700	19,377
Oppein Home Group, Inc. Class A	8,580	73,780
Orient Securities Co. Ltd. Class A	35,256	45,805
PCI Technology Group Co. Ltd. Class A	44,490	31,534
PDD Holdings, Inc. ADR (b)	33,909	4,013,130
People's Insurance Co. Group of China Ltd. Class A	22,400	21,025
People's Insurance Co. Group of China Ltd. Class H	349,000	180,325
Perfect World Co. Ltd. Class A	15,900	25,100
PetroChina Co. Ltd. Class A	265,500	300,363
PetroChina Co. Ltd. Class H	667,208	539,406
Pharmaron Beijing Co. Ltd. Class A	12,100	44,830
PhiChem Corp. Class A	9,500	22,881
PICC Property & Casualty Co. Ltd. Class H	360,433	666,173
Ping An Bank Co. Ltd. Class A	97,000	150,321
Ping An Insurance Group Co. of China Ltd. Class A	29,800	211,753
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	317,182	$1,887,527
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	81,300	96,228
Poly Developments & Holdings Group Co. Ltd. Class A	42,400	48,201
Poly Property Group Co. Ltd. (c)	186,155	34,693
Pop Mart International Group Ltd. (a)	16,400	329,884
Postal Savings Bank of China Co. Ltd. Class H (a)	269,000	166,303
Pylon Technologies Co. Ltd. Class A	2,405	13,323
Qianhe Condiment & Food Co. Ltd. Class A	24,648	37,892
Qifu Technology, Inc. ADR	2,916	130,958
Qingdao East Steel Tower Stock Co. Ltd. Class A	131,300	134,627
Qudian, Inc. ADR (b)	8,662	23,301
Rainbow Digital Commercial Co. Ltd. Class A	26,600	17,865
Red Avenue New Materials Group Co. Ltd. Class A	2,100	9,338
RLX Technology, Inc. ADR (c)	40,221	75,615
Roshow Technology Co. Ltd. Class A (b)	148,800	160,762
SAIC Motor Corp. Ltd. Class A	26,900	58,458
Sailun Group Co. Ltd. Class A	56,100	111,414
Sany Heavy Industry Co. Ltd. Class A	33,100	86,874
Satellite Chemical Co. Ltd. Class A	45,291	143,305
Seazen Group Ltd. (b)	46,952	12,190
Seazen Holdings Co. Ltd. Class A (b)	12,600	21,677
SF Holding Co. Ltd. Class A	11,100	65,874
Shaanxi Coal Industry Co. Ltd. Class A	48,700	132,777
Shandong Chenming Paper Holdings Ltd. Class H (b)	36,350	3,037
Shandong Dawn Polymer Co. Ltd. Class A	141,900	330,831
Shandong Denghai Seeds Co. Ltd. Class A	34,300	47,018
Shandong Gold Mining Co. Ltd. Class A	26,860	99,368
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,100	114,843
Shandong Linglong Tyre Co. Ltd. Class A	13,800	33,693
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	140,800	107,858
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	24,700	50,516

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	22,660	$28,973
Shanghai AtHub Co. Ltd. Class A	33,354	159,932
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	23,936	86,146
Shanghai Baosight Software Co. Ltd. Class A	15,757	66,121
Shanghai Baosight Software Co. Ltd. Class B	77,314	137,232
Shanghai Belling Co. Ltd. Class A	46,200	216,188
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	98,400	58,154
Shanghai Daimay Automotive Interior Co. Ltd. Class A	43,520	50,972
Shanghai Electric Group Co. Ltd. Class H (b) (c)	282,418	94,015
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	35,151	49,104
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,600	29,389
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (c)	20,500	39,418
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	36,000	114,983
Shanghai Haixin Group Co. Class B	164,213	44,173
Shanghai Haohai Biological Technology Co. Ltd. Class H (a)	10,500	36,236
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	6,181
Shanghai Industrial Holdings Ltd.	25,000	37,466
Shanghai International Airport Co. Ltd. Class A	11,000	48,945
Shanghai International Port Group Co. Ltd. Class A	86,000	68,649
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	22,300	34,159
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	7,534	31,211
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	135,264	62,627
Shanghai M&G Stationery, Inc. Class A	8,096	34,085
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	42,884	49,574
Shanghai Medicilon, Inc. Class A (b)	3,525	15,525
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	19,000	41,369
Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	53,900	$137,608
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	43,900	63,196
Shanghai Pudong Development Bank Co. Ltd. Class A	63,600	91,296
Shanghai Putailai New Energy Technology Co. Ltd. Class A	25,261	63,831
Shanghai RAAS Blood Products Co. Ltd. Class A	104,400	98,568
Shanghai Runda Medical Technology Co. Ltd. Class A	26,100	71,160
Shanghai Wanye Enterprises Co. Ltd. Class A	24,800	51,130
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	16,600	56,796
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	132,900	33,358
Shanxi Blue Flame Holding Co. Ltd. Class A	180,900	160,337
Shanxi Coking Coal Energy Group Co. Ltd. Class A	55,770	52,731
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	31,000	51,326
Shanxi Meijin Energy Co. Ltd. Class A (b)	34,500	21,367
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9,600	283,115
Shengda Resources Co. Ltd. Class A	19,300	41,676
Shengyi Technology Co. Ltd. Class A	17,800	66,659
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,508	27,013
Shenzhen Agricultural Power Group Co. Ltd. Class A	63,000	54,538
Shenzhen Aisidi Co. Ltd. Class A	45,200	76,765
Shenzhen Capchem Technology Co. Ltd. Class A	3,580	16,363
Shenzhen Das Intellitech Co. Ltd. Class A	103,183	51,266
Shenzhen Expressway Corp. Ltd. Class H	29,000	23,706
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	33,900	57,061
Shenzhen Gas Corp. Ltd. Class A	40,900	37,377
Shenzhen Gongjin Electronics Co. Ltd. Class A	88,200	123,210
Shenzhen H&T Intelligent Control Co. Ltd. Class A	69,600	190,335
Shenzhen Huaqiang Industry Co. Ltd. Class A	20,400	66,036
Shenzhen Investment Ltd.	200,197	19,813

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co. Ltd. Class A	5,220	$10,920
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	12,900	29,649
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,820	51,197
Shenzhen Megmeet Electrical Co. Ltd. Class A	35,800	299,766
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	83,734
Shenzhen MTC Co. Ltd. Class A	105,800	75,718
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	86,693	28,278
Shenzhen SC New Energy Technology Corp. Class A	600	5,092
Shenzhen Senior Technology Material Co. Ltd. Class A	11,340	15,888
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,800	46,902
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	76,600	114,807
Shenzhen Ysstech Info-tech Co. Ltd. Class A	49,600	171,070
Shenzhou International Group Holdings Ltd.	33,187	249,106
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	45,200	138,040
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	11,000	48,794
Sichuan New Energy Power Co. Ltd. Class A	13,300	20,629
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,700	6,187
Sinofibers Technology Co. Ltd. Class A	19,600	91,851
Sinoma Science & Technology Co. Ltd. Class A	22,000	45,115
Sino-Ocean Group Holding Ltd. (b)	533,711	14,680
Sinopec Oilfield Service Corp. Class A (b)	129,700	34,451
Sinopec Oilfield Service Corp. Class H (b)	6,000	509
Sinopec Shanghai Petrochemical Co. Ltd. Class H (b)	396,878	61,723
Sinopharm Group Co. Ltd. Class H	99,200	230,013
Sinotrans Ltd. Class H	147,000	70,852
Sinotruk Hong Kong Ltd.	20,000	54,240
SITC International Holdings Co. Ltd.	105,000	285,432
Skshu Paint Co. Ltd. Class A	17,046	120,609
Skyworth Digital Co. Ltd. Class A	28,500	49,736
Smoore International Holdings Ltd. (a) (c)	86,000	146,570
Security Description	Shares	Value
Sohu.com Ltd. ADR (b)	2,890	$38,061
SooChow Securities Co. Ltd. Class A	41,490	44,540
State Grid Information & Communication Co. Ltd. Class A	6,400	16,568
STO Express Co. Ltd. Class A	18,394	29,898
Sun Art Retail Group Ltd.	139,500	34,425
Sunac China Holdings Ltd. (b) (c)	208,000	41,438
Sunac Services Holdings Ltd. (a) (c)	8,751	1,935
Sungrow Power Supply Co. Ltd. Class A	14,280	136,415
Suning Universal Co. Ltd. Class A	78,800	23,642
Sunny Optical Technology Group Co. Ltd.	45,229	414,777
Sunresin New Materials Co. Ltd. Class A	3,575	22,623
Sunward Intelligent Equipment Co. Ltd. Class A	62,400	65,183
Sunwoda Electronic Co. Ltd. Class A	16,400	50,018
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	13,600	61,281
Suzhou Maxwell Technologies Co. Ltd. Class A	6,282	70,939
Taiji Computer Corp. Ltd. Class A	14,279	48,816
TAL Education Group ADR (b)	26,980	356,406
TCL Electronics Holdings Ltd.	86,000	103,572
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	27,025	33,066
Tencent Holdings Ltd.	305,696	19,527,642
Tencent Music Entertainment Group ADR	12,184	175,571
Tianma Microelectronics Co. Ltd. Class A (b)	20,100	22,656
Tianneng Power International Ltd. (c)	52,000	46,050
Tianshui Huatian Technology Co. Ltd. Class A	43,100	62,877
Tingyi Cayman Islands Holding Corp.	186,383	312,862
Tong Ren Tang Technologies Co. Ltd. Class H	96,000	58,733
Tongcheng Travel Holdings Ltd.	34,400	92,629
TongFu Microelectronics Co. Ltd. Class A	22,000	81,055
Tongwei Co. Ltd. Class A	22,600	59,502
Topchoice Medical Corp. Class A	8,643	53,850
TravelSky Technology Ltd. Class H	65,000	96,577
Trip.com Group Ltd.	25,629	1,627,939

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Triumph New Energy Co. Ltd. Class H (b) (c)	42,000	$20,567
Tsingtao Brewery Co. Ltd. Class H	48,000	345,488
Tuya, Inc. ADR	6,214	18,828
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,699	78,706
Uni-President China Holdings Ltd.	176,000	202,460
Unisplendour Corp. Ltd. Class A	15,720	59,324
Universal Scientific Industrial Shanghai Co. Ltd. Class A	17,800	42,725
Up Fintech Holding Ltd. ADR (b)	10,977	94,292
Valiant Co. Ltd. Class A	21,600	33,147
Vipshop Holdings Ltd. ADR (b)	20,650	323,792
Visionox Technology, Inc. Class A (b)	141,900	186,312
Visual China Group Co. Ltd. Class A	19,800	58,834
Vnet Group, Inc. ADR (b)	6,597	54,095
Walvax Biotechnology Co. Ltd. Class A	6,300	9,676
Wangneng Environment Co. Ltd. Class A	69,900	178,071
Wanhua Chemical Group Co. Ltd. Class A	11,900	110,076
Want Want China Holdings Ltd.	367,287	231,316
Wasu Media Holding Co. Ltd. Class A	32,500	37,081
Weibo Corp. ADR (c)	2,767	26,203
Weichai Power Co. Ltd. Class A	84,700	191,295
Weichai Power Co. Ltd. Class H	35,000	73,686
Weimob, Inc. (a) (b) (c)	139,000	31,801
West China Cement Ltd. (c)	254,000	45,705
Will Semiconductor Co. Ltd. Shanghai Class A	5,355	97,815
Wingtech Technology Co. Ltd. Class A	15,800	70,847
Winning Health Technology Group Co. Ltd. Class A	70,400	104,642
World Union Group, Inc. Class A (b)	15,300	4,885
Wuhan Guide Infrared Co. Ltd. Class A	60,712	66,428
Wuliangye Yibin Co. Ltd. Class A	18,844	340,654
WUS Printed Circuit Kunshan Co. Ltd. Class A	19,350	87,351
Wushang Group Co. Ltd. Class A	1,000	1,277
WuXi AppTec Co. Ltd. Class A	20,640	191,234
Wuxi Biologics Cayman, Inc. (a) (b)	185,280	644,168
Wuxi Taiji Industry Ltd. Co. Class A	129,300	121,187
XD, Inc. (b)	25,600	106,279
Security Description	Shares	Value
Xiamen Faratronic Co. Ltd. Class A	6,500	$97,975
Xiamen Intretech, Inc. Class A	13,560	29,487
Xiamen ITG Group Corp. Ltd. Class A	37,300	32,752
Xiamen Kingdomway Group Co. Class A	17,700	36,224
Xianhe Co. Ltd. Class A	54,000	164,024
Xiaomi Corp. Class B (a) (b)	682,243	4,314,275
Xilinmen Furniture Co. Ltd. Class A	22,000	51,958
Xinhuanet Co. Ltd. Class A	13,300	41,790
Xinjiang Xintai Natural Gas Co. Ltd. Class A	16,392	65,560
Xinte Energy Co. Ltd. Class H (b) (c)	17,200	10,943
Xinyi Glass Holdings Ltd. (c)	231,214	227,936
Xinyi Solar Holdings Ltd. (c)	222,228	85,689
Xizang Zhufeng Resources Co. Ltd. Class A (b)	8,600	11,931
XPeng, Inc. Class A (b) (c)	61,720	625,109
Xtep International Holdings Ltd.	86,071	56,088
Yadea Group Holdings Ltd. (a) (c)	52,920	102,707
Yangzijiang Shipbuilding Holdings Ltd.	208,900	368,345
Yankuang Energy Group Co. Ltd. Class H	252,619	262,025
Yantai Changyu Pioneer Wine Co. Ltd. Class B	73,653	72,230
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	32,400	58,727
Yantai Eddie Precision Machinery Co. Ltd. Class A	19,881	61,784
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	9,600	47,908
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	136,900	248,142
Yeahka Ltd. (b) (c)	8,000	8,216
YGSOFT, Inc. Class A	65,061	55,606
Yidu Tech, Inc. (a) (b) (c)	24,400	19,413
Yifan Pharmaceutical Co. Ltd. Class A	22,100	35,374
Yifeng Pharmacy Chain Co. Ltd. Class A	18,824	64,535
Yihai International Holding Ltd. (c)	20,000	34,754
Yixintang Pharmaceutical Group Co. Ltd. Class A	11,000	19,257
Yonyou Network Technology Co. Ltd. Class A (b)	21,620	44,812
YTO Express Group Co. Ltd. Class A	25,300	44,222
Yum China Holdings, Inc.	23,750	1,236,425
YUNDA Holding Group Co. Ltd. Class A	22,430	21,270

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yunnan Energy New Material Co. Ltd. Class A	8,500	$36,020
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	80,000	218,005
Zai Lab Ltd. (b) (c)	41,120	150,627
ZBOM Home Collection Co. Ltd. Class A	28,180	45,687
Zhaojin Mining Industry Co. Ltd. Class H (c)	49,500	98,487
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	232,300	11,829
Zhejiang Crystal-Optech Co. Ltd. Class A	86,600	272,938
Zhejiang Dahua Technology Co. Ltd. Class A	47,300	110,798
Zhejiang Dingli Machinery Co. Ltd. Class A	9,720	79,048
Zhejiang Expressway Co. Ltd. Class H	215,840	175,883
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	39,700	27,429
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,670	17,209
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	16,236	90,924
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	12,480	34,266
Zhejiang Jingu Co. Ltd. Class A	103,100	177,086
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	27,160	53,154
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	76,600	61,989
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	30,600	105,539
Zhejiang Medicine Co. Ltd. Class A	21,200	39,156
Zhejiang Meida Industrial Co. Ltd. Class A	32,400	34,247
Zhejiang Narada Power Source Co. Ltd. Class A	23,700	55,483
Zhejiang NHU Co. Ltd. Class A	16,924	52,128
Zhejiang Semir Garment Co. Ltd. Class A	25,500	23,093
Zhejiang Shibao Co. Ltd. Class A	47,900	80,230
Zhejiang Supor Co. Ltd. Class A	7,590	60,984
Zhejiang Wansheng Co. Ltd. Class A	225,700	312,493
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	34,500	47,435
Zhejiang Yasha Decoration Co. Ltd. Class A	66,500	34,047
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	28,507	40,254
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	29,600	50,143
Security Description	Shares	Value
Zhihu, Inc. ADR (b) (c)	1,131	$4,829
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	15,800	24,816
Zhongsheng Group Holdings Ltd.	38,000	66,815
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	92,600	2,549
Zhuzhou CRRC Times Electric Co. Ltd. Class H	51,400	212,727
Zijin Mining Group Co. Ltd. Class H	518,506	1,178,256
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	74,000	76,588
ZTE Corp. Class A	8,500	40,032
ZTE Corp. Class H (c)	65,440	200,602
ZTO Express Cayman, Inc. ADR (c)	29,135	578,038
		148,619,898
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (b)	790,107	53,823
C Fiber Optic (b) (d)	686,800	—
China Animal Healthcare Ltd. (b) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (b)	66,800	318
China Huishan Dairy Holdings Co. Ltd. (b) (d)	549,000	—
China Huiyuan Juice Group Ltd. (b) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	284,000	16,061
Comba Telecom Systems Holdings Ltd. (b)	171,847	38,432
CTEG (b) (c) (d)	438,000	—
Digital China Holdings Ltd. (c)	84,000	29,798
Guotai Junan International Holdings Ltd. (c)	18,000	2,452
Huabao International Holdings Ltd.	33,000	10,434
National Agricultural Holdings Ltd. (b) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (b) (c)	110,000	46,515
Sino Biopharmaceutical Ltd.	697,000	335,945
Skyworth Group Ltd.	49,600	18,042
SSY Group Ltd.	208,691	86,370
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Energy Group Ltd.	172,000	9,285
United Laboratories International Holdings Ltd.	70,000	131,537
Wasion Holdings Ltd.	8,000	8,411

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
WH Group Ltd. (a)	448,259	$411,368
		1,198,791
INDIA — 27.4%
Aarti Drugs Ltd.	2,558	10,184
ABB India Ltd.	5,812	377,137
Adani Energy Solutions Ltd. (b)	14,102	143,870
Adani Enterprises Ltd.	18,827	510,101
Adani Green Energy Ltd. (b)	22,220	246,617
Adani Ports & Special Economic Zone Ltd.	60,500	837,327
Adani Power Ltd. (b)	56,434	336,270
Adani Total Gas Ltd.	14,967	105,521
Affle India Ltd. (b)	7,975	150,086
AIA Engineering Ltd.	6,336	248,459
Ajanta Pharma Ltd.	3,741	114,805
Alembic Pharmaceuticals Ltd.	8,365	90,993
Alok Industries Ltd. (b)	266,615	46,946
Amber Enterprises India Ltd. (b)	3,307	278,994
APL Apollo Tubes Ltd.	12,506	223,169
Apollo Hospitals Enterprise Ltd.	5,613	434,487
Apollo Tyres Ltd.	37,890	188,868
Ashok Leyland Ltd.	37,809	90,337
Asian Paints Ltd.	19,342	529,677
Astral Ltd.	8,326	126,075
AstraZeneca Pharma India Ltd.	6,033	607,563
AU Small Finance Bank Ltd. (a)	11,603	72,573
Aurobindo Pharma Ltd. (b)	25,975	352,675
Avenue Supermarts Ltd. (a) (b)	3,991	190,658
Axis Bank Ltd.	121,701	1,569,095
Bajaj Auto Ltd.	4,484	413,335
Bajaj Electricals Ltd.	17,062	108,593
Bajaj Finance Ltd.	13,025	1,363,204
Bajaj Finserv Ltd.	21,991	516,466
Bajaj Hindusthan Sugar Ltd. (b)	324,919	74,014
Balkrishna Industries Ltd.	6,368	190,342
Balu Forge Industries Ltd.	9,328	69,792
Bandhan Bank Ltd. (a)	38,226	65,421
Bank of Baroda	36,926	98,730
BEML Ltd.	5,288	199,187
Bharat Bijlee Ltd.	10,565	356,340
Bharat Electronics Ltd.	233,569	823,411
Bharat Forge Ltd.	20,183	276,077
Bharat Heavy Electricals Ltd.	177,352	449,084
Bharat Petroleum Corp. Ltd.	95,974	312,684
Bharti Airtel Ltd.	153,643	3,115,912
Biocon Ltd.	97,414	389,439
Birlasoft Ltd.	39,243	178,005
Bondada Engineering Ltd.	12,200	53,519
Bosch Ltd.	567	188,122
Brightcom Group Ltd. (b)	233,586	28,012
Britannia Industries Ltd.	3,991	230,521
Can Fin Homes Ltd.	48,093	376,681
Carysil Ltd.	8,186	59,739
Cholamandalam Financial Holdings Ltd.	25,946	531,669
Security Description	Shares	Value
Cholamandalam Investment & Finance Co. Ltd.	46,351	$824,256
Cipla Ltd.	64,235	1,083,854
City Union Bank Ltd.	253	465
Coal India Ltd.	100,638	468,853
Crompton Greaves Consumer Electricals Ltd.	44,337	183,604
Dabur India Ltd.	25,219	149,445
DCB Bank Ltd.	54,403	71,294
Deepak Nitrite Ltd.	6,345	147,251
Delhivery Ltd. (b)	29,066	86,750
Dhani Services Ltd. (b)	21,970	14,610
Dish TV India Ltd. (b)	121,902	8,030
Dishman Carbogen Amcis Ltd. (b)	3,854	9,820
Divi's Laboratories Ltd.	6,653	449,549
Dixon Technologies India Ltd.	5,416	835,124
DLF Ltd.	48,608	386,999
Dr. Lal PathLabs Ltd. (a)	5,802	168,265
Dr. Reddy's Laboratories Ltd.	42,451	568,281
Edelweiss Financial Services Ltd.	33,854	35,643
Eicher Motors Ltd.	7,356	460,238
Elecon Engineering Co. Ltd.	34,947	183,643
Emami Ltd.	9,852	66,842
Embassy Developments Ltd. (b)	28,529	38,672
Epigral Ltd.	1,782	39,698
Escorts Kubota Ltd.	4,540	172,631
Federal Bank Ltd.	119,533	269,532
Fine Organic Industries Ltd.	23	1,078
Finolex Cables Ltd.	18,854	201,472
Fortis Healthcare Ltd.	34,763	284,030
FSN E-Commerce Ventures Ltd. (b)	84,371	176,772
GAIL India Ltd.	183,573	393,123
Gillette India Ltd.	776	72,843
Glenmark Pharmaceuticals Ltd.	14,014	252,669
GMR Airports Ltd. (b)	460,812	408,287
Godrej Consumer Products Ltd.	35,451	480,816
Godrej Industries Ltd. (b)	13,607	180,554
Godrej Properties Ltd. (b)	8,228	205,006
Granules India Ltd.	44,477	253,080
Graphite India Ltd.	27,394	153,183
Grasim Industries Ltd.	10,681	326,300
Gujarat Pipavav Port Ltd.	36,386	58,785
Havells India Ltd.	25,366	453,737
HCL Technologies Ltd.	70,836	1,319,797
HDFC Bank Ltd.	283,817	6,070,657
HDFC Life Insurance Co. Ltd. (a)	41,403	332,154
HEG Ltd.	40,720	230,035
Hero MotoCorp Ltd.	8,923	388,662
HFCL Ltd.	77,740	71,944
Hikal Ltd.	8,452	39,500
Hindalco Industries Ltd.	82,400	657,918
Hindustan Construction Co. Ltd. (b)	513,740	155,374

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hindustan Copper Ltd.	19,967	$51,578
Hindustan Petroleum Corp. Ltd.	96,856	408,343
Hindustan Unilever Ltd.	66,127	1,747,591
Hindustan Zinc Ltd.	97,621	527,551
Hitachi Energy India Ltd.	362	53,592
ICICI Bank Ltd.	618	9,749
ICICI Bank Ltd. ADR	148,739	4,688,253
ICICI Lombard General Insurance Co. Ltd. (a)	1,953	40,966
ICICI Prudential Life Insurance Co. Ltd. (a)	8,969	59,220
IDFC First Bank Ltd. (b)	410,272	263,811
IIFL Finance Ltd. (b)	64,587	247,588
India Cements Ltd. (b)	2,566	8,316
IndiaMart InterMesh Ltd. (a)	713	17,257
Indian Hotels Co. Ltd.	44,735	412,192
Indian Oil Corp. Ltd.	241,055	360,148
Indus Towers Ltd. (b)	74,076	289,726
Infibeam Avenues Ltd.	675,864	130,867
Info Edge India Ltd.	4,604	386,828
Infosys Ltd. ADR (c)	181,313	3,308,962
Inox Wind Ltd. (b)	26,042	49,675
InterGlobe Aviation Ltd. (a) (b)	5,456	326,530
IOL Chemicals & Pharmaceuticals Ltd.	9,680	6,925
Ipca Laboratories Ltd.	22,357	392,851
ITC Ltd. GDR	175,077	840,370
Jaiprakash Power Ventures Ltd. (b)	1,114,588	185,824
Jindal Stainless Ltd.	37,439	254,755
Jindal Steel & Power Ltd.	44,300	472,841
Jio Financial Services Ltd. (b)	163,166	434,314
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	7,646	158,252
JSW Energy Ltd.	42,380	266,708
JSW Holdings Ltd. (b)	203	54,592
JSW Steel Ltd.	47,891	595,720
Jubilant Foodworks Ltd.	35,309	274,445
Jubilant Ingrevia Ltd.	23,181	176,259
Jubilant Pharmova Ltd.	8,188	85,824
Just Dial Ltd. (b)	15,883	151,560
Karnataka Bank Ltd.	46,612	95,899
Kaveri Seed Co. Ltd.	9,064	133,952
Kotak Mahindra Bank Ltd.	62,034	1,575,808
KPIT Technologies Ltd.	14,486	221,588
Larsen & Toubro Ltd. GDR	36,584	1,470,677
Laurus Labs Ltd. (a)	68,921	494,617
Lemon Tree Hotels Ltd. (a) (b)	236,314	355,027
LIC Housing Finance Ltd.	29,386	193,855
LTIMindtree Ltd. (a)	6,561	344,763
Lupin Ltd.	18,658	442,686
Macrotech Developers Ltd. (a)	16,025	224,197
Mahindra & Mahindra Financial Services Ltd.	59,094	195,661
Mahindra & Mahindra Ltd.	48,637	1,516,938
MakeMyTrip Ltd. (b)	7,402	725,322
Manappuram Finance Ltd.	48,525	132,138
Security Description	Shares	Value
Marico Ltd.	39,587	$301,815
Marksans Pharma Ltd.	138,100	359,450
Maruti Suzuki India Ltd.	6,178	832,827
Max Financial Services Ltd. (b)	11,485	154,217
Motherson Sumi Wiring India Ltd.	109,277	66,623
Muthoot Finance Ltd.	7,863	219,214
Natco Pharma Ltd.	7,500	70,088
Navin Fluorine International Ltd.	4,351	214,354
NCC Ltd.	66,072	161,932
Nestle India Ltd.	20,567	541,591
NOCIL Ltd.	50,651	103,711
NTPC Ltd.	225,660	944,117
Nuvama Wealth Management Ltd.	346	24,595
Oberoi Realty Ltd.	7,304	139,923
Oil & Natural Gas Corp. Ltd.	257,743	742,961
Olectra Greentech Ltd.	11,826	161,536
One 97 Communications Ltd. (b)	9,462	86,730
Onesource Specialty Pharma Ltd. (b)	8,141	166,897
Page Industries Ltd.	579	289,212
Persistent Systems Ltd.	7,792	502,655
PG Electroplast Ltd.	5,559	59,614
Phoenix Mills Ltd.	3,237	62,235
PI Industries Ltd.	6,713	269,250
Piramal Enterprises Ltd.	3,954	45,698
Piramal Pharma Ltd.	19,634	51,628
PNB Housing Finance Ltd. (a) (b)	38,966	401,866
Power Finance Corp. Ltd.	76,866	372,538
Power Grid Corp. of India Ltd.	173,684	590,004
Rajesh Exports Ltd. (b)	19,977	43,370
RattanIndia Enterprises Ltd. (b)	173,702	83,424
RattanIndia Power Ltd. (b)	1,185,882	135,831
Raymond Ltd.	6,897	113,208
RBL Bank Ltd. (a)	41,462	84,178
REC Ltd.	73,436	368,759
Reliance Industries Ltd. GDR (a)	84,689	4,971,244
Reliance Infrastructure Ltd. (b)	57,572	174,213
Reliance Power Ltd. (b)	408,911	205,622
Religare Enterprises Ltd. (b)	34,221	94,084
Sammaan Capital Ltd.	32,549	40,785
Samvardhana Motherson International Ltd.	106,794	163,629
SBI Life Insurance Co. Ltd. (a)	14,037	254,201
Sequent Scientific Ltd. (b)	81,136	124,183
Shilpa Medicare Ltd. (b)	10,332	80,192
Shree Renuka Sugars Ltd. (b)	181,002	58,405
Shriram Finance Ltd.	72,460	556,129
Siemens Ltd.	4,527	279,406
Solara Active Pharma Sciences Ltd. (b)	1,146	6,881
Sona Blw Precision Forgings Ltd. (a)	32,103	173,224
South Indian Bank Ltd.	486,883	131,415
SpiceJet Ltd. (b)	57,067	29,604

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Bank of India	124,141	$1,120,533
Steel Authority of India Ltd.	159,701	215,208
Strides Pharma Science Ltd.	16,283	127,486
Subex Ltd. (b)	96,716	13,805
Sun Pharma Advanced Research Co. Ltd. (b)	20,898	36,164
Sun Pharmaceutical Industries Ltd.	88,361	1,793,323
Suzlon Energy Ltd. (b)	764,754	506,958
Tarsons Products Ltd.	26,991	95,320
Tata Communications Ltd.	6,224	114,923
Tata Consultancy Services Ltd.	63,267	2,669,283
Tata Consumer Products Ltd.	22,481	263,520
Tata Elxsi Ltd.	1,100	67,110
Tata Motors Ltd.	115,647	912,552
Tata Steel Ltd.	265,030	478,262
Tata Teleservices Maharashtra Ltd. (b)	150,241	98,945
TCI Express Ltd.	990	7,097
Tech Mahindra Ltd.	35,452	588,257
Thyrocare Technologies Ltd. (a)	27,410	217,956
Titan Co. Ltd.	12,412	444,848
Torrent Pharmaceuticals Ltd.	11,418	431,212
Trent Ltd.	11,003	685,514
TVS Motor Co. Ltd.	27,511	778,876
Ujjivan Small Finance Bank Ltd. (a)	164,996	66,425
UltraTech Cement Ltd.	4,759	640,837
United Breweries Ltd.	5,429	126,987
United Spirits Ltd.	36,964	606,015
UPL Ltd. (e)	30,935	230,278
UPL Ltd. (b) (e)	3,866	19,583
Vakrangee Ltd.	142,388	15,676
Vedanta Ltd.	73,100	396,321
VL E-Governance & IT Solutions Ltd. (b)	14,933	6,286
V-Mart Retail Ltd. (b)	2,503	85,239
Vodafone Idea Ltd. (b)	574,966	45,743
Wipro Ltd. ADR (c)	346,120	1,059,127
Wockhardt Ltd. (b)	20,986	349,732
Yes Bank Ltd. (b)	510,749	100,868
Zee Entertainment Enterprises Ltd.	56,150	64,603
Zomato Ltd. (b)	301,769	712,122
Zydus Lifesciences Ltd.	17,923	185,872
		96,593,156
INDONESIA — 1.9%
Adaro Minerals Indonesia Tbk. PT (b)	529,900	28,799
AKR Corporindo Tbk. PT	430,500	28,466
Alamtri Resources Indonesia Tbk. PT	1,334,400	148,670
Aspirasi Hidup Indonesia Tbk. PT	1,581,200	47,741
Astra International Tbk. PT	1,680,651	499,324
Bank Central Asia Tbk. PT	2,817,975	1,446,424
Security Description	Shares	Value
Bank Jago Tbk. PT (b)	106,200	$9,395
Bank Mandiri Persero Tbk. PT (b)	3,352,880	1,052,837
Bank Negara Indonesia Persero Tbk. PT (b)	738,500	189,084
Bank Rakyat Indonesia Persero Tbk. PT	5,101,131	1,247,559
Barito Pacific Tbk. PT	1,318,891	56,547
Barito Renewables Energy Tbk. PT	584,000	193,961
Bumi Resources Minerals Tbk. PT (b)	2,500,000	50,121
Chandra Asri Pacific Tbk. PT	601,812	261,657
Charoen Pokphand Indonesia Tbk. PT	384,100	101,824
Ciputra Development Tbk. PT	609,796	27,618
Elang Mahkota Teknologi Tbk. PT	684,800	22,537
GoTo Gojek Tokopedia Tbk. PT (b)	45,452,000	227,809
Gudang Garam Tbk. PT (b)	1,900	1,170
Indah Kiat Pulp & Paper Tbk. PT	145,700	43,288
Indocement Tunggal Prakarsa Tbk. PT	187,925	59,010
Kalbe Farma Tbk. PT	660,300	45,256
Lippo Karawaci Tbk. PT (b)	2,672,110	13,231
Matahari Department Store Tbk. PT	13,800	1,604
Media Nusantara Citra Tbk. PT (b)	276,600	4,209
Pabrik Kertas Tjiwi Kimia Tbk. PT	52,000	15,386
Pakuwon Jati Tbk. PT	1,514,200	31,089
Perusahaan Gas Negara Tbk. PT	1,058,240	99,370
Semen Indonesia Persero Tbk. PT	410,561	65,700
Summarecon Agung Tbk. PT	649,127	15,444
Telkom Indonesia Persero Tbk. PT	3,484,394	507,089
Tower Bersama Infrastructure Tbk. PT	242,500	29,141
Transcoal Pacific Tbk. PT	59,900	20,889
Unilever Indonesia Tbk. PT	221,100	16,890
United Tractors Tbk. PT	125,045	177,827
		6,786,966
MALAYSIA — 2.7%
AEON Credit Service M Bhd.	85,500	120,037
Alliance Bank Malaysia Bhd.	447,310	465,706
AMMB Holdings Bhd.	75,200	94,900
Astro Malaysia Holdings Bhd. (b)	160,100	6,494
Axiata Group Bhd.	313,683	126,534
Bermaz Auto Bhd.	173,480	43,394
British American Tobacco Malaysia Bhd.	4,400	6,158
Bursa Malaysia Bhd.	224,851	394,724

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cahya Mata Sarawak Bhd.	185,500	$38,877
Carlsberg Brewery Malaysia Bhd. Class B	39,703	170,891
CelcomDigi Bhd.	134,000	105,086
CIMB Group Holdings Bhd.	364,164	574,456
Dayang Enterprise Holdings Bhd.	116,950	51,656
Dialog Group Bhd.	391,800	135,971
Eco World Development Group Bhd.	154,000	68,367
Frontken Corp. Bhd.	122,400	102,885
Gamuda Bhd.	292,150	276,514
Genting Bhd.	306,900	224,772
Genting Malaysia Bhd.	339,400	126,964
Globetronics Technology Bhd. (b)	102,000	9,769
Hartalega Holdings Bhd.	72,900	31,049
Hibiscus Petroleum Bhd.	71,740	30,555
Hong Leong Bank Bhd.	34,200	155,220
IHH Healthcare Bhd.	87,800	136,919
IJM Corp. Bhd.	652,880	308,969
Inari Amertron Bhd.	393,112	179,835
IOI Corp. Bhd.	434,196	357,141
IOI Properties Group Bhd.	379,616	169,384
Kuala Lumpur Kepong Bhd.	35,629	166,202
Malayan Banking Bhd.	295,229	673,288
Maxis Bhd.	229,400	175,249
MISC Bhd.	54,900	88,706
My EG Services Bhd.	584,934	119,953
NEXG Bhd.	361,700	19,970
Padini Holdings Bhd.	205,050	99,348
Pentamaster Corp. Bhd.	226,975	151,913
Petronas Chemicals Group Bhd.	90,500	73,828
PPB Group Bhd.	78,920	204,525
Press Metal Aluminium Holdings Bhd.	498,570	566,263
Public Bank Bhd.	855,073	851,701
RHB Bank Bhd.	191,501	295,181
SD Guthrie Bhd.	228,299	252,608
Sime Darby Bhd.	239,188	119,122
Sime Darby Property Bhd.	286,488	86,511
Supermax Corp. Bhd. (b)	172,960	27,868
Telekom Malaysia Bhd.	92,644	136,748
Tenaga Nasional Bhd.	161,050	485,600
Top Glove Corp. Bhd. (b)	309,200	56,440
Velesto Energy Bhd.	636,300	23,660
Yinson Holdings Bhd.	260,414	129,107
YTL Corp. Bhd.	295,110	133,007
		9,450,025
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	83,860	48,360
Alliance Global Group, Inc.	557,500	59,233
Ayala Land, Inc.	868,251	348,969
Bank of the Philippine Islands	74,707	172,325
BDO Unibank, Inc.	167,634	449,075
Bloomberry Resorts Corp.	328,700	16,773
Security Description	Shares	Value
Cebu Air, Inc. (b)	47,630	$28,715
D&L Industries, Inc.	1,131,200	104,768
Globe Telecom, Inc.	1,839	72,114
JG Summit Holdings, Inc.	252,672	72,854
Jollibee Foods Corp.	31,710	132,991
LT Group, Inc.	395,400	84,159
Metropolitan Bank & Trust Co.	66,970	85,431
PLDT, Inc.	12,974	288,160
Puregold Price Club, Inc.	237,750	116,746
SM Investments Corp.	23,425	322,567
SM Prime Holdings, Inc.	734,700	308,131
Universal Robina Corp.	67,160	82,153
		2,793,524
TAIWAN — 23.7%
Accton Technology Corp.	25,000	433,702
Acer, Inc.	418,395	446,716
Advantech Co. Ltd.	27,085	305,907
Alchip Technologies Ltd.	5,000	412,620
ASE Technology Holding Co. Ltd.	263,043	1,132,901
Asia Cement Corp.	356,687	501,688
Asia Vital Components Co. Ltd.	34,000	464,905
ASPEED Technology, Inc.	2,000	180,107
Asustek Computer, Inc.	64,737	1,187,406
AUO Corp. ADR (b)	92,129	432,084
Bank of Kaohsiung Co. Ltd.	283,740	97,849
Catcher Technology Co. Ltd.	68,539	432,465
Cathay Financial Holding Co. Ltd.	809,838	1,492,721
Center Laboratories, Inc.	56,582	62,201
Chailease Holding Co. Ltd.	88,961	310,804
Chang Hwa Commercial Bank Ltd.	452,639	241,980
Cheng Shin Rubber Industry Co. Ltd.	97,000	146,658
China Steel Chemical Corp.	18,877	53,784
China Steel Corp.	1,002,216	676,143
Chroma ATE, Inc.	17,000	145,923
Chunghwa Telecom Co. Ltd.	186,074	720,142
Compal Electronics, Inc.	624,029	598,609
Compeq Manufacturing Co. Ltd.	25,000	42,617
CTBC Financial Holding Co. Ltd.	1,533,570	1,822,132
Delta Electronics, Inc.	88,986	964,836
E.Sun Financial Holding Co. Ltd.	776,054	671,984
Eclat Textile Co. Ltd.	36,365	481,909
eCloudvalley Digital Technology Co. Ltd.	14,311	38,663
EirGenix, Inc. (b)	19,000	39,943
Elite Advanced Laser Corp. (b)	6,000	42,467
Elite Material Co. Ltd.	17,000	279,045
Elite Semiconductor Microelectronics Technology, Inc.	18,000	30,305
eMemory Technology, Inc.	3,318	227,346
Ennostar, Inc.	77,585	91,833

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan Ltd.	54,465	$361,706
Everlight Electronics Co. Ltd.	101,996	250,977
Far Eastern New Century Corp.	555,352	550,292
Far EasTone Telecommunications Co. Ltd.	80,000	221,670
Faraday Technology Corp.	18,695	119,650
Feng TAY Enterprise Co. Ltd.	41,329	148,126
Firich Enterprises Co. Ltd.	24,767	21,185
First Financial Holding Co. Ltd.	563,930	459,432
FocalTech Systems Co. Ltd.	20,000	40,057
Formosa Chemicals & Fibre Corp.	378,182	296,714
Formosa Petrochemical Corp.	133,000	146,609
Formosa Plastics Corp.	376,663	415,206
Foxconn Technology Co. Ltd.	147,519	274,578
Fubon Financial Holding Co. Ltd.	626,791	1,610,279
Genius Electronic Optical Co. Ltd.	6,475	76,446
Giant Manufacturing Co. Ltd.	26,305	111,312
Globalwafers Co. Ltd.	15,884	152,609
Himax Technologies, Inc. ADR (c)	13,281	97,615
Hiwin Technologies Corp.	25,745	186,870
Holy Stone Enterprise Co. Ltd.	14,700	38,651
Hon Hai Precision Industry Co. Ltd.	706,765	3,107,829
Hotai Motor Co. Ltd.	26,640	483,014
HTC Corp. (b)	78,710	92,928
Hua Nan Financial Holdings Co. Ltd.	655,858	549,141
Innolux Corp.	488,927	222,357
Inventec Corp.	244,000	310,121
ITEQ Corp.	17,267	32,711
KGI Financial Holding Co. Ltd.	1,667,559	861,340
King Yuan Electronics Co. Ltd.	166,898	440,839
LandMark Optoelectronics Corp.	6,000	51,141
Largan Precision Co. Ltd.	6,142	435,642
Lite-On Technology Corp.	112,394	307,706
Macronix International Co. Ltd.	171,673	107,029
Makalot Industrial Co. Ltd.	25,570	236,043
MediaTek, Inc.	87,601	3,667,356
Medigen Biotechnology Corp. (b)	14,000	13,388
Medigen Vaccine Biologics Corp. (b)	25,467	37,009
Mega Financial Holding Co. Ltd.	684,423	822,483
Merry Electronics Co. Ltd.	25,183	91,395
Microbio Co. Ltd. (b)	4,153	3,252
Micro-Star International Co. Ltd.	36,000	175,649
Motech Industries, Inc.	76,627	46,157
Nan Ya Plastics Corp.	515,704	465,962
Nanya Technology Corp. (b)	43,000	48,436
Nien Made Enterprise Co. Ltd.	11,000	130,532
Novatek Microelectronics Corp.	47,599	781,310
Nuvoton Technology Corp.	20,000	46,623
Security Description	Shares	Value
O-Bank Co. Ltd.	577,281	$171,259
Oneness Biotech Co. Ltd. (b)	19,113	37,245
PChome Online, Inc. (b)	20,893	24,698
Pegatron Corp.	210,900	532,927
PharmaEssentia Corp. (b)	11,483	179,149
Phoenix Silicon International Corp.	20,416	71,328
PlayNitride, Inc. (b)	9,000	42,557
Pou Chen Corp.	149,000	158,413
Powertech Technology, Inc.	157,518	578,788
President Chain Store Corp.	36,000	272,148
Promos Technologies, Inc. (b) (d)	2,232	—
Quanta Computer, Inc.	143,729	971,829
Radiant Opto-Electronics Corp.	25,000	135,532
RDC Semiconductor Co. Ltd. (b)	10,300	44,982
Realtek Semiconductor Corp.	45,825	721,827
RichWave Technology Corp. (b)	14,201	67,150
Ritek Corp. (b)	59,593	20,102
Senhwa Biosciences, Inc. (b)	1,000	1,148
Shanghai Commercial & Savings Bank Ltd.	268,332	363,676
Shin Kong Financial Holding Co. Ltd. (b)	1,749,779	642,943
Silicon Motion Technology Corp. ADR	2,525	127,664
Simplo Technology Co. Ltd.	16,000	179,746
Sino-American Silicon Products, Inc.	26,000	88,096
SinoPac Financial Holdings Co. Ltd.	1,459,072	977,768
Sitronix Technology Corp.	10,000	57,978
Synnex Technology International Corp.	149,000	320,416
TA-I Technology Co. Ltd.	15,750	22,248
Taishin Financial Holding Co. Ltd.	856,747	443,823
Taiwan Cooperative Financial Holding Co. Ltd.	220,667	159,839
Taiwan FU Hsing Industrial Co. Ltd.	141,000	220,402
Taiwan High Speed Rail Corp.	97,000	78,003
Taiwan Mobile Co. Ltd.	127,260	446,526
Taiwan Paiho Ltd.	20,000	38,009
Taiwan Semiconductor Manufacturing Co. Ltd.	162,000	4,440,027
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,119	28,903,754
Taiwan Surface Mounting Technology Corp.	20,000	63,851
Taiwan Union Technology Corp.	13,000	60,688
TCC Group Holdings Co. Ltd.	653,631	630,943
Teco Electric & Machinery Co. Ltd.	106,000	156,434
TPK Holding Co. Ltd. (b)	23,000	24,072
Tripod Technology Corp.	73,361	433,062
Unimicron Technology Corp.	71,540	199,306

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Uni-President Enterprises Corp.	329,893	$799,831
United Integrated Services Co. Ltd.	35,755	491,594
United Microelectronics Corp. ADR (c)	167,984	1,201,086
Vanguard International Semiconductor Corp.	20,738	58,149
Voltronic Power Technology Corp.	6,804	313,534
Walsin Lihwa Corp.	382,453	264,932
Walsin Technology Corp.	25,000	65,131
Win Semiconductors Corp. (b)	25,000	74,166
Winbond Electronics Corp. (b)	100,026	52,871
Wistron Corp.	154,976	444,822
Wiwynn Corp.	8,248	406,159
WPG Holdings Ltd.	46,000	85,897
Yageo Corp.	25,803	373,804
Yang Ming Marine Transport Corp.	87,000	194,949
Yuanta Financial Holding Co. Ltd.	1,226,988	1,236,134
Zhen Ding Technology Holding Ltd.	37,000	115,338
		83,646,525
THAILAND — 2.0%
Advanced Info Service PCL	93,561	758,416
Airports of Thailand PCL	263,300	292,987
Bangkok Bank PCL NVDR	20,800	90,435
Bangkok Dusit Medical Services PCL Class F	74,100	47,616
Bangkok Expressway & Metro PCL (c)	1,390,907	221,397
BEC World PCL	21,200	2,375
Bumrungrad Hospital PCL	27,200	131,891
Carabao Group PCL	12,500	20,910
Central Plaza Hotel PCL	36,500	30,932
Charoen Pokphand Foods PCL	188,200	132,031
Chularat Hospital PCL	1,470,700	73,698
CP ALL PCL	380,154	554,683
CPN Retail Growth Leasehold REIT	27,100	9,426
Delta Electronics Thailand PCL	223,100	432,390
Electricity Generating PCL	14,499	39,212
Energy Absolute PCL (b) (c)	346,800	21,058
Frasers Property Thailand Industrial Freehold & Leasehold REIT	54,787	16,149
Global Power Synergy PCL	21,900	17,268
Gulf Energy Development PCL	201,000	294,761
Gunkul Engineering PCL	1,198,843	54,421
Hana Microelectronics PCL	78,300	36,698
Ichitan Group PCL	100,000	33,309
Indorama Ventures PCL	126,000	72,424
IRPC PCL (c)	1,941,991	52,092
Jasmine International PCL (b)	468,378	20,847
Kasikornbank PCL	44,054	209,719
Security Description	Shares	Value
Kasikornbank PCL NVDR	67,600	$321,810
KCE Electronics PCL	132,870	61,490
Krungthai Card PCL	67,000	89,860
MC Group PCL (c)	227,600	67,089
Mega Lifesciences PCL	173,300	149,419
Minor International PCL	263,046	203,536
Muangthai Capital PCL	17,400	18,721
PTG Energy PCL	135,000	27,060
PTT Exploration & Production PCL	117,307	402,838
PTT Global Chemical PCL NVDR	58,100	29,457
PTT PCL	455,383	429,543
SCB X PCL	72,628	263,323
Siam Cement PCL NVDR	37,900	174,279
Srisawad Corp. PCL	226,724	178,773
Super Energy Corp. PCL NVDR (b)	760,700	4,036
SVI PCL	599,440	128,988
Thai Beverage PCL	624,300	236,882
Thai Oil PCL	261,849	189,102
Thai Union Group PCL	164,300	52,789
TMBThanachart Bank PCL	2,503,936	144,664
True Corp. PCL NVDR (b)	628,156	216,637
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	51,000	15,334
		7,072,775
UNITED STATES — 0.1%
Bit Digital, Inc. (b)	6,214	12,552
JS Global Lifestyle Co. Ltd. (a) (b)	50,000	12,725
Legend Biotech Corp. ADR (b)	4,810	163,203
		188,480
TOTAL COMMON STOCKS (Cost $308,384,343)		356,350,140

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd. (expiring 04/12/29) (b)	38,320	6,563
NEXG Bhd. (expiring 02/17/28) (b)	180,850	4,483
Supermax Corp. Bhd. (expiring 03/01/30) (b)	8,648	370
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	15,460	714
		12,130
THAILAND — 0.0% (f)
Energy Absolute PCL (expiring 02/13/28) (b)	57,800	409

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jasmine International PCL (expiring 10/10/31) (b)	218,989	$2,001
		2,410
TOTAL WARRANTS (Cost $0)		14,540
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	69,933	69,933
State Street Navigator Securities Lending Portfolio II (i) (j)	3,401,807	3,401,807
TOTAL SHORT-TERM INVESTMENTS (Cost $3,471,740)		3,471,740
TOTAL INVESTMENTS — 102.0% (Cost $311,856,083)		359,836,420
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(6,948,586)
NET ASSETS — 100.0%		$352,887,834
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.7% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $4,171, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$350,301,739	$6,044,230	$4,171	$356,350,140
Warrants	14,540	—	—	14,540
Short-Term Investments	3,471,740	—	—	3,471,740
TOTAL INVESTMENTS	$353,788,019	$6,044,230	$4,171	$359,836,420

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Information Technology	24.4%
Financials	19.7
Consumer Discretionary	16.0
Communication Services	9.8
Industrials	7.8
Health Care	5.6
Materials	5.4
Consumer Staples	4.6
Energy	3.8
Utilities	2.5
Real Estate	1.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	570,034	$570,034	$22,143,730	$22,643,831	$—	$—	69,933	$69,933	$11,551
State Street Navigator Securities Lending Portfolio II	5,253,468	5,253,468	20,859,065	22,710,726	—	—	3,401,807	3,401,807	29,364
Total		$5,823,502	$43,002,795	$45,354,557	$—	$—		$3,471,740	$40,915
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 5.9%
Banco Bradesco SA ADR (a)	7,234,497	$16,132,928
Cia Energetica de Minas Gerais Preference Shares	11,741,395	21,032,485
		37,165,413
CHINA — 24.4%
Agricultural Bank of China Ltd. Class H	14,132,000	8,500,670
Bank of China Ltd. Class H	16,472,000	9,929,396
Bank of Communications Co. Ltd. Class H	10,943,000	9,789,247
China CITIC Bank Corp. Ltd. Class H	18,589,000	14,550,469
China Construction Bank Corp. Class H	11,411,000	10,090,572
China Resources Pharmaceutical Group Ltd. (b)	12,377,500	8,049,837
Chongqing Rural Commercial Bank Co. Ltd. Class H	14,347,000	9,736,406
CITIC Telecom International Holdings Ltd. (a)	3,705,000	1,085,742
EEKA Fashion Holdings Ltd. (a)	1,527,000	1,481,800
FinVolution Group ADR	551,813	5,313,959
Genertec Universal Medical Group Co. Ltd. (b)	5,475,500	3,680,689
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (a)	2,226,000	4,863,823
Huatai Securities Co. Ltd. Class H (b)	3,816,400	6,121,701
Industrial & Commercial Bank of China Ltd. Class H	13,026,000	9,275,226
Jiangsu Expressway Co. Ltd. Class H	5,690,000	6,757,529
Kunlun Energy Co. Ltd.	15,080,000	14,711,155
Livzon Pharmaceutical Group, Inc. Class H (a)	907,300	3,101,960
PICC Property & Casualty Co. Ltd. Class H	4,922,000	9,097,125
Sinopec Kantons Holdings Ltd.	3,616,000	1,989,188
Sinopharm Group Co. Ltd. Class H	4,330,000	10,039,870
Tianneng Power International Ltd. (a)	6,992,000	6,191,905
		154,358,269
GREECE — 1.5%
Metlen Energy & Metals SA	220,530	9,671,595
HONG KONG — 0.7%
Grand Pharmaceutical Group Ltd.	4,008,500	3,106,725
SSY Group Ltd.	3,514,000	1,454,325
		4,561,050
Security Description	Shares	Value
INDIA — 1.6%
Power Grid Corp. of India Ltd.	3,009,023	$10,221,648
INDONESIA — 2.9%
Bank Central Asia Tbk. PT	6,664,400	3,420,737
Telkom Indonesia Persero Tbk. PT	103,066,500	14,999,412
		18,420,149
KUWAIT — 0.6%
Mobile Telecommunications Co. KSCP	2,231,606	3,473,317
MALAYSIA — 7.5%
Malayan Banking Bhd.	3,358,300	7,658,816
MISC Bhd.	2,891,600	4,672,174
Petronas Dagangan Bhd.	325,000	1,338,817
Petronas Gas Bhd.	731,500	2,782,585
PPB Group Bhd.	709,700	1,839,223
Public Bank Bhd.	6,175,400	6,151,046
Sime Darby Bhd.	8,907,800	4,436,335
Telekom Malaysia Bhd.	5,713,600	8,433,595
Tenaga Nasional Bhd.	3,211,500	9,683,351
		46,995,942
MEXICO — 6.3%
Arca Continental SAB de CV (a)	1,022,880	10,698,660
Bolsa Mexicana de Valores SAB de CV (a)	1,189,396	1,975,520
FIBRA Macquarie Mexico REIT (b)	819,841	1,213,436
Kimberly-Clark de Mexico SAB de CV Class A (a)	6,917,301	11,343,856
Prologis Property Mexico SA de CV REIT	2,443,016	7,819,275
Ternium SA ADR (a)	221,359	6,897,547
		39,948,294
PHILIPPINES — 1.1%
Bank of the Philippine Islands	1,991,550	4,593,877
Manila Electric Co.	209,230	2,010,948
		6,604,825
POLAND — 0.5%
Asseco Poland SA	79,627	3,244,215
QATAR — 3.3%
Ooredoo QPSC	1,310,266	4,246,399
Qatar Electricity & Water Co. QSC	451,544	1,845,365
Qatar Gas Transport Co. Ltd.	2,734,498	3,503,552
Qatar International Islamic Bank QSC	835,263	2,339,929
Qatar Islamic Bank QPSC	1,031,269	5,826,203
Qatar Navigation QSC	738,111	2,227,916
United Development Co. QSC	2,236,848	630,937
		20,620,301
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (c) (d)	767,865,898	—

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Inter RAO UES PJSC (c)	110,161,174	$—
Unipro PJSC (c) (d)	23,862,428	—
		—
SAUDI ARABIA — 5.5%
Abdullah Al Othaim Markets Co.	1,178,992	3,073,910
Jarir Marketing Co.	2,189,657	7,576,910
Riyad Bank	898,811	7,895,237
Saudi Electricity Co.	1,244,176	5,293,660
Saudi Telecom Co.	899,845	10,878,934
		34,718,651
SOUTH AFRICA — 2.6%
AVI Ltd.	1,019,427	4,914,250
Sanlam Ltd.	1,428,030	6,425,083
Tiger Brands Ltd.	332,381	5,021,887
		16,361,220
TAIWAN — 19.7%
Chang Hwa Commercial Bank Ltd.	7,128,512	3,810,890
Cheng Shin Rubber Industry Co. Ltd.	6,199,000	9,372,481
Chunghwa Telecom Co. Ltd.	2,647,000	10,244,394
CTCI Corp.	2,343,000	2,812,094
Far Eastern New Century Corp.	11,846,000	11,738,074
Hu Lane Associate, Inc.	1,031,300	4,876,564
Namchow Holdings Co. Ltd.	669,000	956,074
President Chain Store Corp.	1,142,000	8,633,145
Primax Electronics Ltd.	2,013,000	5,026,058
Sercomm Corp.	1,729,000	6,092,704
Shanghai Commercial & Savings Bank Ltd. (a)	4,454,000	6,036,594
Sinbon Electronics Co. Ltd.	1,020,000	7,818,387
Sino-American Silicon Products, Inc. (a)	5,498,000	18,628,868
Sporton International, Inc.	181,150	1,052,991
Taiwan Fertilizer Co. Ltd.	1,722,000	2,629,483
Taiwan Mobile Co. Ltd.	2,580,000	9,052,632
Taiwan Sakura Corp.	396,000	1,082,955
Uni-President Enterprises Corp.	4,209,000	10,204,789
Universal Cement Corp.	392,000	344,745
Yulon Finance Corp. (a)	1,293,000	4,108,471
		124,522,393
THAILAND — 11.1%
Advanced Info Service PCL	249,300	2,020,855
Advanced Info Service PCL NVDR	765,700	6,206,853
AEON Thana Sinsap Thailand PCL NVDR (a)	274,900	858,936
Bangkok Bank PCL NVDR (a)	1,313,000	5,708,696
Home Product Center PCL NVDR (a)	30,856,772	7,822,203
Intouch Holdings PCL NVDR (a)	3,012,000	7,235,903
Kiatnakin Phatra Bank PCL NVDR (a)	2,146,400	3,448,159
Land & Houses PCL NVDR (a)	39,506,600	4,937,597
Security Description	Shares	Value
Mega Lifesciences PCL (a)	147,800	$127,433
Mega Lifesciences PCL NVDR (a)	992,400	855,643
Supalai PCL	591,500	278,968
Supalai PCL NVDR (a)	6,123,800	2,888,159
Thai Beverage PCL (a)	30,026,900	11,393,288
Thanachart Capital PCL NVDR (a)	1,751,780	2,568,933
Tisco Financial Group PCL NVDR	2,552,900	7,449,878
WHA Corp. PCL NVDR (a)	64,433,500	6,495,581
		70,297,085
UNITED ARAB EMIRATES — 4.1%
Abu Dhabi National Oil Co. for Distribution PJSC	3,768,034	3,487,923
Aldar Properties PJSC	2,817,743	6,459,317
Emirates NBD Bank PJSC	1,205,186	6,627,941
Emirates Telecommunications Group Co. PJSC	2,026,208	9,322,747
		25,897,928
TOTAL COMMON STOCKS (Cost $614,747,615)		627,082,295

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	2,222,589	2,222,589
State Street Navigator Securities Lending Portfolio II (g) (h)	27,996,404	27,996,404
TOTAL SHORT-TERM INVESTMENTS (Cost $30,218,993)		30,218,993
TOTAL INVESTMENTS — 104.1% (Cost $644,966,608)		657,301,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(25,631,605)
NET ASSETS — 100.0%		$631,669,683
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	28	06/20/2025	$1,591,563	$1,555,043	$(36,520)

During the period ended March 31, 2025, the average notional value related to futures contracts was $1,552,260.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$617,419,136	$9,663,159	$0(a)	$627,082,295
Short-Term Investments	30,218,993	—	—	30,218,993
TOTAL INVESTMENTS	$647,638,129	$9,663,159	$0	$657,301,288
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(36,520)	$—	$—	$(36,520)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(36,520)	$—	$—	$(36,520)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	31.5%
Communication Services	13.8
Consumer Staples	10.8
Utilities	10.7
Industrials	6.9
Consumer Discretionary	6.6
Information Technology	6.4
Health Care	5.0
Real Estate	4.9
Materials	1.6
Energy	1.1
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	226,859	$226,859	$86,857,471	$84,861,741	$—	$—	2,222,589	$2,222,589	$31,901
State Street Navigator Securities Lending Portfolio II	7,133,380	7,133,380	90,987,356	70,124,332	—	—	27,996,404	27,996,404	87,828
Total		$7,360,239	$177,844,827	$154,986,073	$—	$—		$30,218,993	$119,729
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 0.0% (a)
Viohalco SA	16,416	$104,445
BRAZIL — 2.8%
Afya Ltd. Class A (b)	11,955	214,353
Alpargatas SA Preference Shares	147,988	176,987
Alupar Investimento SA	90,187	457,576
Anima Holding SA	2,710	1,088
Automob Participacoes SA (c)	223,767	9,767
Azzas 2154 SA	47,582	203,532
Banco ABC Brasil SA Preference Shares	24,296	86,958
Banco do Estado do Rio Grande do Sul SA Preference Shares	148,728	278,882
Banco Pan SA Preference Shares	158,431	201,647
Bemobi Mobile Tech SA	41,670	124,770
Boa Safra Sementes SA	54,890	99,667
Bradespar SA	42,610	124,832
Bradespar SA Preference Shares	143,896	449,954
BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,246	126,841
C&A Modas SA	75,911	140,751
Camil Alimentos SA	156,622	105,278
CI&T, Inc. Class A (c)	19,524	116,558
Cia Brasileira de Aluminio (c)	157,986	132,674
Cia Brasileira de Distribuicao (c)	86,179	46,493
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	141,232	179,017
Cia de Saneamento de Minas Gerais Copasa MG	128,074	441,623
Cia De Sanena Do Parana	178,711	841,815
Construtora Tenda SA	56,037	135,014
Cury Construtora e Incorporadora SA	82,971	355,632
CVC Brasil Operadora e Agencia de Viagens SA (c)	188,049	69,603
Cyrela Brazil Realty SA Empreendimentos e Participacoes	173,613	724,442
Desktop SA (d)	40,330	55,415
Dexco SA	310,142	291,317
Dimed SA Distribuidora da Medicamentos	95,455	144,158
Direcional Engenharia SA	74,228	407,320
EcoRodovias Infraestrutura e Logistica SA	12,682	12,001
Eletromidia SA	41,785	221,048
Even Construtora e Incorporadora SA	82,670	87,467
Fleury SA	119,760	244,636
Fras-Le SA	81,377	384,888
Grendene SA	211,129	202,737
Grupo SBF SA	66,212	135,484
Hidrovias do Brasil SA (c)	265,773	103,476
Security Description	Shares	Value
Iguatemi SA	140,508	$453,830
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,217	78,702
Iochpe Maxion SA	96,536	196,354
Irani Papel e Embalagem SA	78,761	99,145
IRB-Brasil Resseguros SA (c)	41,331	369,895
Jalles Machado SA	100,569	70,410
JHSF Participacoes SA	143,737	104,898
JSL SA	71,808	63,312
Kepler Weber SA	136,059	182,199
Lavvi Empreendimentos Imobiliarios SA	78,249	126,370
LOG Commercial Properties e Participacoes SA	61,467	195,638
Log-in Logistica Intermodal SA (c)	5,895	21,665
Lojas Quero-Quero SA	228,452	108,091
M Dias Branco SA	45,274	179,827
Magazine Luiza SA (c)	181,096	320,921
Mahle Metal Leve SA	36,876	182,717
Marcopolo SA Preference Shares	448,309	479,019
Mills Locacao Servicos e Logistica SA	85,140	140,620
Minerva SA (c)	97,513	107,598
Moura Dubeux Engenharia SA	44,068	111,023
Movida Participacoes SA	113,836	97,585
MRV Engenharia e Participacoes SA (c)	111,270	99,271
Nexa Resources SA (c)	26,674	165,379
Oceanpact Servicos Maritimos SA (c)	101,910	100,528
Odontoprev SA	176,630	321,950
Orizon Valorizacao de Residuos SA (c)	50,554	373,353
Petroreconcavo SA	96,683	278,352
Plano & Plano Desenvolvimento Imobiliario SA	54,200	111,283
Randon SA Implementos e Participacoes Preference Shares	99,903	146,864
Romi SA	42,291	66,748
Sao Martinho SA	62,978	227,605
Schulz SA Preference Shares	152,995	149,051
Serena Energia SA (c)	192,777	258,824
Simpar SA (c)	104,615	74,156
SLC Agricola SA	174,914	568,017
Taurus Armas SA Preference Shares	32,785	46,593
Tegma Gestao Logistica SA	51,557	302,898
Tres Tentos Agroindustrial SA	139,451	352,788
Tupy SA	47,274	150,216
Unipar Carbocloro SA Preference Shares	33,837	324,094

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares	298,542	$296,058
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,089	204,461
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	194,350	148,961
Vinci Partners Investments Ltd. Class A (b)	19,251	194,820
Vivara Participacoes SA	69,938	242,869
VTEX Class A (c)	34,458	174,702
Vulcabras SA	47,816	131,903
Wilson Sons SA	99,806	296,753
YDUQS Participacoes SA	29,384	59,203
		17,693,220
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust (b)	651,000	238,468
CAYMAN ISLANDS — 0.0% (a)
Amax Holding Co. Ltd.	16,000	73,730
Patria Investments Ltd. Class A (b)	18,935	213,776
		287,506
CHILE — 0.7%
Aguas Andinas SA Class A	482,983	173,625
CAP SA (c)	49,493	267,748
Empresa Nacional de Telecomunicaciones SA	90,673	277,169
Engie Energia Chile SA (c)	433,214	444,602
Inversiones Aguas Metropolitanas SA	380,531	335,771
Inversiones La Construccion SA	21,882	245,903
Parque Arauco SA	474,977	942,994
Ripley Corp. SA (c)	1,031,294	393,993
Salfacorp SA	282,293	198,619
SMU SA	1,530,929	283,036
SONDA SA	330,280	139,616
Vina Concha y Toro SA	398,131	508,132
		4,211,208
CHINA — 27.8%
361 Degrees International Ltd.	719,000	409,389
3peak, Inc. Class A (c)	10,119	164,600
ABA Chemicals Corp. Class A	100,300	90,832
Abbisko Cayman Ltd. (c)	195,000	212,537
ADAMA Ltd. Class A (c)	198,100	160,042
Advanced Fiber Resources Zhuhai Ltd. Class A	16,100	102,815
Advanced Technology & Materials Co. Ltd. Class A	45,900	81,302
Aerospace Hi-Tech Holdings Group Ltd. Class A (c)	34,938	53,086
Security Description	Shares	Value
Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	64,200	$180,692
Agora, Inc. ADR (c)	24,982	100,428
AIM Vaccine Co. Ltd. (c)	57,000	30,404
AInnovation Technology Group Co. Ltd. (b) (c) (d)	52,900	26,517
A-Living Smart City Services Co. Ltd. (b) (d)	555,500	186,349
Alpha Group Class A (c)	104,800	137,601
Amoy Diagnostics Co. Ltd. Class A	23,400	72,140
ANE Cayman, Inc. (c)	474,000	530,031
Angelalign Technology, Inc. (b) (d)	27,000	191,734
Anhui Anfu Battery Technology Co. Ltd. Class A	34,100	135,116
Anhui Construction Engineering Group Co. Ltd. Class A	98,900	65,199
Anhui Golden Seed Winery Co. Ltd. Class A (c)	81,600	124,434
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	77,600	129,122
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	233,400	180,851
Anhui Jinhe Industrial Co. Ltd. Class A	44,500	154,827
Anhui Tatfook Technology Co. Ltd. Class A (c)	35,900	59,044
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	65,221	95,867
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	60,269
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	134,800	162,890
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	191,700	124,003
Anhui Xinhua Media Co. Ltd. Class A	155,800	147,096
Anhui Yingliu Electromechanical Co. Ltd. Class A	64,300	164,779
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	7,943	183,645
Anton Oilfield Services Group	558,000	82,478
Antong Holdings Co. Ltd. Class A (c)	421,900	168,391
Anyang Iron & Steel, Inc. Class A (c)	502,200	125,102
Aoshikang Technology Co. Ltd. Class A	14,300	51,505
Aotecar New Energy Technology Co. Ltd. Class A	115,300	46,971
ApicHope Pharmaceutical Group Co. Ltd.	25,150	88,265

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Appotronics Corp. Ltd. Class A	18,053	$41,443
Archermind Technology Nanjing Co. Ltd. Class A	13,060	82,017
Arcsoft Corp. Ltd. Class A	32,083	205,853
Arctech Solar Holding Co. Ltd. Class A	14,276	107,907
Ascentage Pharma Group International (b) (c) (d)	156,719	853,058
ASR Microelectronics Co. Ltd. Class A (c)	29,615	413,703
ATRenew, Inc. ADR (c)	72,018	211,733
Autel Intelligent Technology Corp. Ltd. Class A	34,525	206,792
Bafang Electric Suzhou Co. Ltd. Class A	7,312	27,202
Bairong, Inc. (b) (c) (d)	139,365	149,749
Bank of Zhengzhou Co. Ltd. Class H (c) (d)	908,000	109,703
Baoding Tianwei Baobian Electric Co. Ltd. Class A (c)	72,300	88,063
Baoji Titanium Industry Co. Ltd. Class A	32,500	148,010
Baota Industry Co. Ltd. Class A (c)	107,300	83,142
Baowu Magnesium Technology Co. Ltd. Class A	64,520	114,106
Baoxiniao Holding Co. Ltd. Class A	97,800	55,187
Baozun, Inc. ADR (c)	43,149	117,797
Bear Electric Appliance Co. Ltd. Class A	11,345	67,156
Beauty Farm Medical & Health Industry, Inc.	23,000	53,152
Beijing Aerospace Changfeng Co. Ltd. Class A (c)	84,500	124,089
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	35,000	62,958
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (c)	67,108	166,987
Beijing Baination Pictures Co. Ltd. Class A (c)	82,300	57,767
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (c)	112,600	85,234
Beijing Caishikou Department Store Co. Ltd. Class A	59,700	96,954
Beijing Capital International Airport Co. Ltd. Class H (c)	1,006,000	363,336
Beijing Changjiu Logistics Corp. Class A	6,500	6,316
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (b)	181,250	217,818
Beijing CTJ Information Technology Co. Ltd. Class A	34,600	125,764
Security Description	Shares	Value
Beijing Cuiwei Tower Co. Ltd. Class A (c)	76,000	$82,319
Beijing eGOVA Co. Ltd. Class A	42,580	102,437
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (c)	204,500	115,114
Beijing Gehua CATV Network Co. Ltd. Class A	146,300	147,591
Beijing GeoEnviron Engineering & Technology, Inc. Class A	185,700	145,679
Beijing Global Safety Technology Co. Ltd. Class A (c)	18,400	51,964
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	9,398	185,544
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,714,000	471,442
Beijing Jingyuntong Technology Co. Ltd. Class A	132,600	47,267
Beijing Join-Cheer Software Co. Ltd. Class A (c)	160,200	144,416
Beijing Leike Defense Technology Co. Ltd. Class A (c)	267,500	164,935
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (c)	78,700	119,904
Beijing Philisense Technology Co. Ltd. Class A (c)	109,300	91,009
Beijing Relpow Technology Co. Ltd. Class A	1,300	2,535
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	62,400	174,424
Beijing Sifang Automation Co. Ltd. Class A	59,400	138,978
Beijing Sinohytec Co. Ltd. Class A (c)	38,914	123,074
Beijing Strong Biotechnologies, Inc. Class A	40,900	88,038
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	13,285
Beijing SuperMap Software Co. Ltd. Class A	30,100	66,282
Beijing Urban Construction Investment & Development Co. Ltd. Class A	194,900	126,341
Beijing Wandong Medical Technology Co. Ltd. Class A	54,300	124,430
Beijing Watertek Information Technology Co. Ltd. Class A (c)	207,700	117,487
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	107,100	186,904
Bengang Steel Plates Co. Ltd. Class A (c)	384,800	196,481
Bestlink Technologies Co. Ltd. Class A	43,538	112,172

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bestore Co. Ltd. Class A	28,900	$47,650
Bestway Marine & Energy Technology Co. Ltd. Class A (c)	110,700	90,194
Beyondsoft Corp. Class A	31,300	57,423
Binjiang Service Group Co. Ltd.	76,784	246,726
Bio-Thera Solutions Ltd. Class A (c)	29,292	80,709
Blue Moon Group Holdings Ltd. (b) (d)	441,000	195,552
Blue Sail Medical Co. Ltd. Class A (c)	225,200	153,421
Bluefocus Intelligent Communications Group Co. Ltd. Class A	158,100	204,536
BMC Medical Co. Ltd. Class A	7,440	82,603
BOE HC SemiTek Corp. (c)	154,300	152,476
Bomin Electronics Co. Ltd. Class A	83,700	90,774
Bona Film Group Co. Ltd. Class A (c)	87,400	54,130
Bozhon Precision Industry Technology Co. Ltd. Class A	38,761	159,613
Bright Real Estate Group Co. Ltd. Class A	300,800	134,546
BrightGene Bio-Medical Technology Co. Ltd. Class A	25,741	140,539
Broadex Technologies Co. Ltd. Class A	22,100	119,444
Bros Eastern Co. Ltd. Class A	147,200	107,373
C&D Property Management Group Co. Ltd.	139,293	45,832
C&S Paper Co. Ltd. Class A	151,400	134,191
C*Core Technology Co. Ltd. Class A (c)	26,535	107,186
Canaan, Inc. ADR (b) (c)	147,585	129,550
Canggang Railway Ltd. (b)	288,000	50,713
Canmax Technologies Co. Ltd. Class A	51,400	150,608
CanSino Biologics, Inc. Class H (b) (c) (d)	78,400	336,563
CARsgen Therapeutics Holdings Ltd. (b) (c) (d)	158,500	314,951
Castech, Inc. Class A	24,350	114,647
CATARC Automotive Proving Ground Co. Ltd. Class A	134,100	106,122
CCCG Real Estate Corp. Ltd. Class A (c)	52,500	37,717
CCS Supply Chain Management Co. Ltd. Class A	134,500	76,636
CECEP Techand Ecology & Environment Co. Ltd. Class A (c)	450,000	127,582
Central China Land Media Co. Ltd. Class A	57,700	89,815
Central China Management Co. Ltd. (c)	49,616	701
Security Description	Shares	Value
CETC Chips Technology, Inc. Class A (c)	75,100	$130,440
CETC Digital Technology Co. Ltd. Class A	47,000	157,574
CGN Mining Co. Ltd. (b)	2,075,004	368,046
CGN New Energy Holdings Co. Ltd. (b)	1,430,000	422,734
Chacha Food Co. Ltd. Class A	34,000	121,477
Changchun Faway Automobile Components Co. Ltd. Class A	118,200	148,199
Changchun UP Optotech Co. Ltd. Class A	19,300	120,700
Changjiang Publishing & Media Co. Ltd. Class A	81,100	96,772
Changjiu Holdings Ltd.	63,400	50,441
ChangYuan Technology Group Ltd. Class A (c)	187,900	102,666
Chaoju Eye Care Holdings Ltd.	251,500	86,308
Cheng De Lolo Co. Ltd. Class A	46,300	54,355
Chengdu B-Ray Media Co. Ltd. Class A	131,800	82,172
Chengdu CORPRO Technology Co. Ltd. Class A (c)	50,100	124,804
Chengdu Hi-tech Development Co. Ltd. Class A	19,800	126,388
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,100	96,528
Chengdu Kanghua Biological Products Co. Ltd. Class A	12,800	107,937
Chengdu RML Technology Co. Ltd. Class A	23,840	167,860
Chengdu XGimi Technology Co. Ltd. Class A	7,137	131,092
Chengdu Xuguang Electronics Co. Ltd. Class A	108,000	129,316
Chengzhi Co. Ltd. Class A	67,400	68,273
Chervon Holdings Ltd.	114,900	256,078
China Aluminum International Engineering Corp. Ltd. Class A (c)	269,000	168,821
China Animal Husbandry Industry Co. Ltd. Class A	29,300	25,849
China Bester Group Telecom Co. Ltd. Class A	38,200	134,065
China BlueChemical Ltd. Class H	1,586,000	389,350
China CAMC Engineering Co. Ltd. Class A	123,800	137,501
China Chunlai Education Group Co. Ltd. (b)	237,000	128,243
China Conch Venture Holdings Ltd.	1,055,500	1,048,676
China CYTS Tours Holding Co. Ltd. Class A	58,300	83,768
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	1,192,000	341,653

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Dongxiang Group Co. Ltd.	1,469,000	$74,580
China East Education Holdings Ltd. (b) (d)	695,500	450,538
China Education Group Holdings Ltd. (b)	528,995	162,500
China Express Airlines Co. Ltd. Class A (c)	37,200	37,375
China Foods Ltd.	544,000	211,159
China Forestry Holdings Co. Ltd. (c) (e)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (c)	365,600	113,214
China Harzone Industry Corp. Ltd. Class A (c)	43,800	47,200
China High Speed Railway Technology Co. Ltd. Class A (c)	332,500	117,150
China Jinmao Holdings Group Ltd.	3,180,000	514,993
China Lesso Group Holdings Ltd.	1,060,000	475,483
China Lilang Ltd.	345,000	160,964
China Publishing & Media Co. Ltd. Class A	140,500	131,491
China Qinfa Group Ltd.	700,000	83,673
China Railway Tielong Container Logistics Co. Ltd. Class A	169,900	132,349
China Reform Health Management & Services Group Co. Ltd. Class A (c)	73,000	109,009
China Resources Building Materials Technology Holdings Ltd.	1,194,000	265,494
China Resources Medical Holdings Co. Ltd. (b)	822,500	393,262
China Risun Group Ltd. (b)	1,241,000	398,764
China Sanjiang Fine Chemicals Co. Ltd. (b) (c)	166,097	38,427
China Science Publishing & Media Ltd. Class A	47,900	130,201
China Shineway Pharmaceutical Group Ltd.	280,138	274,006
China Southern Power Grid Technology Co. Ltd. Class A	31,505	134,937
China Sports Industry Group Co. Ltd. Class A	97,000	107,601
China Testing & Certification International Group Co. Ltd. Class A	52,322	49,759
China Tianying, Inc. Class A	208,400	135,666
China TransInfo Technology Co. Ltd. Class A	106,700	136,571
China Travel International Investment Hong Kong Ltd. (b)	1,742,000	237,333
Security Description	Shares	Value
China Tungsten & Hightech Materials Co. Ltd. Class A	101,200	$138,027
China Union Holdings Ltd. Class A (c)	282,200	148,365
China Wafer Level CSP Co. Ltd. Class A	39,800	168,218
China Water Affairs Group Ltd. (b)	419,357	361,129
China West Construction Group Co. Ltd. Class A	1,600	1,304
China XLX Fertiliser Ltd.	615,118	329,684
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	51,500	53,939
Chinasoft International Ltd. (b)	1,866,000	1,259,142
Chipsea Technologies Shenzhen Corp. Ltd. Class A (c)	19,473	103,852
Chlitina Holding Ltd.	33,569	116,775
Chongqing Baiya Sanitary Products Co. Ltd. Class A	40,900	139,093
Chongqing Chuanyi Automation Co. Ltd. Class A	32,420	95,530
Chongqing Construction Engineering Group Corp. Ltd. Class A	377,000	134,904
Chongqing Department Store Co. Ltd. Class A	19,200	79,644
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	99,300	130,516
Chongqing Gas Group Corp. Ltd. Class A	160,100	126,478
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (c)	28,885	110,397
Chongqing Hongjiu Fruit Co. Ltd. Class H (c) (e)	248,300	27,765
Chongqing Road & Bridge Co. Ltd. Class A	121,100	89,501
Chongqing Zongshen Power Machinery Co. Ltd. Class A	35,900	108,700
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	2,620	2,434
Chow Tai Seng Jewellery Co. Ltd. Class A	78,900	142,687
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	38,670	151,468
CIG Shanghai Co. Ltd. Class A	15,900	81,668
CIMC Enric Holdings Ltd.	270,000	229,040
CIMC Vehicles Group Co. Ltd. Class A	95,300	118,569
Cinda Real Estate Co. Ltd. Class A (c)	194,900	112,929
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	10,834	110,459
CITIC Guoan Information Industry Co. Ltd. Class A (c)	360,300	139,342
CITIC Niya Wine Co. Ltd. Class A (c)	109,700	82,737

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Citic Offshore Helicopter Co. Ltd. Class A	34,100	$111,791
CITIC Resources Holdings Ltd.	1,010,000	47,382
CITIC Telecom International Holdings Ltd.	1,280,287	375,185
CMST Development Co. Ltd. Class A	118,100	92,973
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	255,100	153,778
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	98,900	100,317
CoCreation Grass Co. Ltd. Class A	49,900	141,543
COFCO Joycome Foods Ltd. (b) (c)	1,845,236	351,008
Cofoe Medical Technology Co. Ltd. Class A	10,700	50,393
COL Group Co. Ltd. Class A (c)	41,400	132,475
Consun Pharmaceutical Group Ltd. (b)	353,000	419,228
COSCO SHIPPING International Hong Kong Co. Ltd.	428,000	276,154
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	144,500	134,041
Cosonic Intelligent Technologies Co. Ltd. Class A	61,100	150,440
Country Garden Services Holdings Co. Ltd.	1,235,000	1,093,679
CPT Technology Group Co. Ltd. Class A (c)	195,400	129,085
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	46,263
Crystal Clear Electronic Material Co. Ltd. Class A	52,110	60,315
CSG Holding Co. Ltd. Class B	270,600	70,256
CSSC Hong Kong Shipping Co. Ltd. (b)	992,321	227,026
Cybrid Technologies, Inc. Class A	36,400	51,650
Daan Gene Co. Ltd. Class A	41,500	33,527
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	102,100	87,825
Dalipal Holdings Ltd. (b)	532,000	608,563
Daqo New Energy Corp. ADR (b) (c)	25,488	461,588
Datang Huayin Electric Power Co. Ltd. Class A (c)	279,300	123,392
Datang Telecom Technology Co. Ltd. Class A (c)	83,900	95,956
DeHua TB New Decoration Materials Co. Ltd. Class A	44,900	65,874
Deppon Logistics Co. Ltd. Class A	67,500	135,726
Dezhan Healthcare Co. Ltd. Class A (c)	200,100	91,156
Digital China Information Service Group Co. Ltd. Class A	135,400	222,129
Digiwin Co. Ltd.	26,800	143,297
Security Description	Shares	Value
DingDong Cayman Ltd. ADR (b) (c)	97,411	$263,010
Dongfang Electronics Co. Ltd. Class A	65,000	88,833
DongFeng Automobile Co. Ltd. Class A	156,100	165,641
Dongguan Aohai Technology Co. Ltd. Class A	17,400	99,334
Dongguan Development Holdings Co. Ltd. Class A	61,600	84,949
Dongguan Yutong Optical Technology Co. Ltd. Class A	33,800	111,645
Donghua Testing Technology Co. Ltd. Class A	7,600	45,573
Dongrui Food Group Co. Ltd. Class A (c)	30,300	60,259
Dongyue Group Ltd. (b)	698,000	817,292
Double Medical Technology, Inc. Class A	18,000	85,567
DouYu International Holdings Ltd. ADR (b)	14,805	110,593
DPC Dash Ltd. (b) (c)	27,300	345,798
DR Corp. Ltd. Class A	19,703	76,904
Dynagreen Environmental Protection Group Co. Ltd. Class H (b)	578,058	283,817
East Buy Holding Ltd. (b) (c) (d)	252,000	412,642
Eastcompeace Technology Co. Ltd. Class A	95,591	130,640
Eastern Communications Co. Ltd. Class A	53,200	80,248
Easy Click Worldwide Network Technology Co. Ltd. Class A	43,800	161,494
E-Commodities Holdings Ltd. (b)	1,204,000	126,895
Edan Instruments, Inc. Class A	51,600	86,001
Edifier Technology Co. Ltd. Class A	79,700	159,929
EEKA Fashion Holdings Ltd. (b)	269,604	261,624
EHang Holdings Ltd. ADR (b) (c)	31,865	665,660
Electric Connector Technology Co. Ltd. Class A	24,400	190,978
EmbedWay Technologies Shanghai Corp. Class A	28,600	113,362
Emdoor Information Co. Ltd. Class A	16,700	110,163
Emei Shan Tourism Co. Ltd. Class A	65,900	125,979
Era Co. Ltd. Class A	69,500	42,278
Espressif Systems Shanghai Co. Ltd. Class A	5,948	188,012
Estun Automation Co. Ltd. Class A	67,600	199,100
EVA Precision Industrial Holdings Ltd.	709,189	66,541
Everest Medicines Ltd. (b) (c) (d)	140,500	967,029
Evergrande Property Services Group Ltd. (c) (d)	2,838,000	280,871

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Fangda Special Steel Technology Co. Ltd. Class A	157,600	$90,449
Far East Smarter Energy Co. Ltd. Class A	196,100	131,707
Farasis Energy Gan Zhou Co. Ltd. Class A (c)	90,629	179,988
FAWER Automotive Parts Co. Ltd. Class A	120,900	96,841
FESCO Group Co. Ltd. Class A	20,600	60,843
Fibocom Wireless, Inc. Class A	53,200	236,936
FIH Mobile Ltd. (b) (c)	1,785,198	206,506
Financial Street Holdings Co. Ltd. Class A (c)	424,200	162,303
FinVolution Group ADR	107,276	1,033,068
First Tractor Co. Ltd. Class A	32,000	60,821
First Tractor Co. Ltd. Class H (b)	298,000	234,790
Focus Lightings Tech Co. Ltd. Class A	40,800	66,316
Focus Technology Co. Ltd. Class A	21,900	129,726
Focused Photonics Hangzhou, Inc. Class A (c)	39,800	90,655
Focuslight Technologies, Inc. Class A	732	7,555
Foshan Blue Rocket Electronics Co. Ltd. Class A	7,500	26,951
Foshan Nationstar Optoelectronics Co. Ltd. Class A	90,500	116,708
Foshan Yowant Technology Co. Ltd. Class A (c)	80,600	69,885
Fu Shou Yuan International Group Ltd. (b)	1,126,000	544,164
Fufeng Group Ltd. (b)	863,000	676,619
Fujian Apex Software Co. Ltd. Class A	16,600	87,365
Fujian Boss Software Development Co. Ltd. Class A	58,892	137,384
Fujian Foxit Software Development JSC Ltd. Class A	7,776	66,802
Fujian Longking Co. Ltd. Class A	79,100	136,190
Fujian Snowman Group Co. Ltd. Class A (c)	57,600	67,700
Fujian Star-net Communication Co. Ltd. Class A	29,800	81,986
Fujian Start Group Co. Ltd. Class A (c)	197,800	125,498
Fujian Tianma Science & Technology Group Co. Ltd. Class A	69,400	116,623
Fujian Yongfu Power Engineering Co. Ltd. Class A	42,100	139,872
Fulin Precision Co. Ltd. Class A (c)	86,100	232,139
Funshine Culture Group Co. Ltd. Class A	20,320	74,390
Security Description	Shares	Value
Fushun Special Steel Co. Ltd. Class A	160,600	$128,420
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (c)	829,200	162,053
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	25,700	189,481
Gaotu Techedu, Inc. ADR (b) (c)	84,440	274,430
G-bits Network Technology Xiamen Co. Ltd. Class A	4,100	125,829
GemPharmatech Co. Ltd. Class A	49,529	94,070
Genertec Universal Medical Group Co. Ltd. (d)	945,136	635,330
Genimous Technology Co. Ltd. Class A (c)	89,960	100,659
GEPIC Energy Development Co. Ltd. Class A	74,900	67,726
Giantec Semiconductor Corp. Class A	12,295	137,166
GKHT Medical Technology Co. Ltd. Class A	81,800	123,276
Globe Jiangsu Co. Ltd. Class A (c)	42,900	83,546
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	476,000	130,314
GoodWe Technologies Co. Ltd. Class A	17,565	108,906
Grace Fabric Technology Co. Ltd. Class A (c)	106,000	125,317
Great Microwave Technology Co. Ltd. Class A	16,333	86,252
Greatoo Intelligent Equipment, Inc. Class A (c)	158,500	189,566
Greattown Holdings Ltd. Class A	247,300	108,234
Gree Real Estate Co. Ltd. Class A (c)	107,500	88,031
Greentown China Holdings Ltd.	560,000	791,743
Greentown Management Holdings Co. Ltd. (b) (d)	688,904	255,009
Greentown Service Group Co. Ltd.	1,226,000	669,704
GRG Metrology & Test Group Co. Ltd. Class A	65,100	191,110
GRINM Semiconductor Materials Co. Ltd. Class A	84,361	137,817
Guangdong Advertising Group Co. Ltd. Class A	118,300	126,833
Guangdong Aofei Data Technology Co. Ltd. Class A	71,467	238,620
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	118,700	67,307
Guangdong Chj Industry Co. Ltd. Class A	107,600	120,396

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (c)	64,600	$80,729
Guangdong Deerma Technology Co. Ltd. Class A	91,900	136,220
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (c)	89,800	145,219
Guangdong Dongpeng Holdings Co. Ltd. Class A	70,600	60,826
Guangdong Ellington Electronics Technology Co. Ltd. Class A	99,801	138,729
Guangdong Golden Dragon Development, Inc. Class A (c)	40,700	69,907
Guangdong Guangzhou Daily Media Co. Ltd. Class A	120,800	88,781
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,100	82,481
Guangdong Huate Gas Co. Ltd. Class A	11,903	84,679
Guangdong Marubi Biotechnology Co. Ltd. Class A	20,800	102,627
Guangdong Mingyang Electric Co. Ltd. Class A	26,600	172,430
Guangdong Shaoneng Group Co. Ltd. Class A	229,800	170,787
Guangdong Shenling Environmental Systems Co. Ltd. Class A	20,200	109,203
Guangdong Shirongzhaoye Co. Ltd. Class A	118,600	94,999
Guangdong Shunkong Development Co. Ltd. Class A	52,600	99,540
Guangdong Sirio Pharma Co. Ltd. Class A	27,680	99,697
Guangdong Songyang Recycle Resources Co. Ltd. Class A (c)	28,100	50,585
Guangdong South New Media Co. Ltd. Class A	9,000	49,088
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	36,949	101,705
Guangdong Tapai Group Co. Ltd. Class A	69,600	77,398
Guangdong TCL Smart Home Appliances Co. Ltd. (c)	58,000	92,517
Guangdong Vanward New Electric Co. Ltd. Class A	94,700	150,015
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	56,500	125,661
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	41,800	62,994
Guangxi Radio & Television Information Network Corp. Ltd. Class A (c)	204,700	101,985
Security Description	Shares	Value
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (c)	49,400	$118,844
Guangzhou Guangri Stock Co. Ltd. Class A	76,200	126,163
Guangzhou Haoyang Electronic Co. Ltd. Class A	9,850	52,965
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	31,200	137,881
Guangzhou Lingnan Group Holdings Co. Ltd. Class A (c)	62,000	92,157
Guangzhou Wondfo Biotech Co. Ltd. Class A	32,400	103,007
Guilin Layn Natural Ingredients Corp. Class A	76,500	82,755
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,100	83,401
Guiyang Longmaster Information & Technology Co. Ltd. Class A	67,000	137,856
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (c)	90,300	119,929
Guizhou Chanhen Chemical Corp. Class A	44,400	144,519
Guizhou Panjiang Refined Coal Co. Ltd. Class A	173,900	115,839
Guizhou Qianyuan Power Co. Ltd. Class A	14,200	31,738
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	60,600	107,340
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	16,950	144,774
GuoChuang Software Co. Ltd. Class A (c)	39,200	133,096
Guoguang Electric Co. Ltd. Class A (c)	24,900	58,875
Guotai Epoint Software Co. Ltd. Class A	39,111	174,942
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	3,287,000	274,610
Haima Automobile Co. Ltd. Class A (c)	173,900	95,496
Hainan Development Holdings Nanhai Co. Ltd. Class A (c)	126,000	140,811
Hainan Haide Capital Management Co. Ltd. Class A	182,190	145,182
Hainan Haiqi Transportation Group Co. Ltd. Class A (c)	29,800	71,199
Hainan Haiyao Co. Ltd. Class A (c)	192,900	120,000
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	156,000	182,060
Hainan Mining Co. Ltd. Class A	121,800	118,013
Hainan Yedao Co. Ltd. Class A (c)	116,500	95,080

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Haining China Leather Market Co. Ltd. Class A	249,200	$140,961
Haitong UniTrust International Leasing Co. Ltd. Class H (d)	1,480,000	167,397
Halo Microelectronics Co. Ltd. Class A (c)	15,481	26,867
Hand Enterprise Solutions Co. Ltd. Class A	65,800	176,411
Hangjin Technology Co. Ltd. Class A	51,000	186,567
Hangxiao Steel Structure Co. Ltd. Class A	221,200	82,807
Hangzhou Dptech Technologies Co. Ltd. Class A	45,150	114,337
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	25,700	76,825
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	87,341
Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,900	63,607
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,418	139,057
Hangzhou Huaxing Chuangye Communication Technology Co. Ltd. Class A (c)	91,400	86,671
Hangzhou Lion Microelectronics Co. Ltd. Class A	40,000	129,922
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (c) (d)	157,800	182,335
Hangzhou Shunwang Technology Co. Ltd. Class A	55,200	151,107
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	263,343	358,106
Hangzhou Sunrise Technology Co. Ltd. Class A	40,600	99,741
Hangzhou Weiguang Electronic Co. Ltd. Class A	33,500	188,065
Harbin Electric Co. Ltd. Class H	112,000	60,748
Harbin Fuerjia Technology Co. Ltd. Class A	28,622	134,800
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (c)	312,800	104,613
Harbin Hatou Investment Co. Ltd. Class A (c)	128,500	107,527
HBIS Resources Co. Ltd. Class A	39,400	85,406
HBM Holdings Ltd. (c) (d)	230,842	267,031
Health & Happiness H&H International Holdings Ltd.	165,500	197,188
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (c)	46,200	123,672
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	14,612	19,226
Hefei Meiya Optoelectronic Technology, Inc. Class A	65,500	156,946
Security Description	Shares	Value
Hefei Urban Construction Development Co. Ltd. Class A	33,200	$29,929
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	66,400	99,793
Hello Group, Inc. ADR	98,616	622,267
Henan Liliang Diamond Co. Ltd. Class A	24,100	108,926
Henan Lingrui Pharmaceutical Co. Class A	36,900	107,055
Henan Mingtai Al Industrial Co. Ltd. Class A	70,100	122,913
Henan Shijia Photons Technology Co. Ltd. Class A (c)	44,551	104,297
Henan Yicheng New Energy Co. Ltd. Class A (c)	198,200	102,566
Henan Yuguang Gold & Lead Co. Ltd. Class A	65,600	65,908
Henan Yuneng Holdings Co. Ltd. Class A (c)	236,100	127,702
Henan Zhongfu Industry Co. Ltd. Class A (c)	320,600	181,349
Hengbao Co. Ltd. Class A	134,300	124,579
Hengdian Group Tospo Lighting Co. Ltd. Class A	58,800	104,152
Hengtong Logistics Co. Ltd. Class A	90,100	106,767
Hesai Group ADR (b) (c)	27,277	403,700
Hicon Network Technology Shandong Co. Ltd. Class A	36,700	122,689
Hiecise Precision Equipment Co. Ltd. Class A	22,700	173,236
Hitevision Co. Ltd. Class A	34,700	115,812
HitGen, Inc. Class A	44,796	95,500
HMT Xiamen New Technical Materials Co. Ltd. Class A	29,700	148,870
Hongbo Co. Ltd. Class A (c)	64,800	105,861
Hongli Zhihui Group Co. Ltd. Class A	122,300	114,290
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (c)	208,900	100,053
Hopson Development Holdings Ltd. (c)	266,900	106,001
Horizon Construction Development Ltd. (b)	519,000	76,713
Huabao Flavours & Fragrances Co. Ltd. Class A	38,100	82,326
Huachangda Intelligent Equipment Group Co. Ltd. Class A (c)	187,100	156,563
Huada Automotive Technology Corp. Ltd. Class A	26,900	134,095
Huafon Microfibre Shanghai Technology Co. Ltd. Class A (c)	175,500	162,556

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hualan Biological Vaccine, Inc. Class A	47,600	$110,714
Huangshan Tourism Development Co. Ltd. Class B	241,461	180,613
Huatu Cendes Co. Ltd. Class A	10,100	123,979
Huayi Brothers Media Corp. Class A (c)	287,500	96,547
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (c)	156,900	113,153
Hubei Century Network Technology Co. Ltd. Class A	24,900	40,130
HuBei NengTer Technology Co. Ltd. Class A (c)	330,100	136,294
Hubei Wanrun New Energy Technology Co. Ltd. Class A (c)	29,500	166,016
Hubei Yihua Chemical Industry Co. Ltd. Class A	79,000	147,978
Huitongda Network Co. Ltd. Class H (b) (c) (d)	50,200	86,717
HuiZhou Intelligence Technology Group Co. Ltd. Class A (c)	87,900	52,625
Hunan Corun New Energy Co. Ltd. Class A	176,600	121,284
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	47,780	116,525
Hunan New Wellful Co. Ltd. Class A (c)	89,800	73,042
Hunan Silver Co. Ltd. Class A (c)	227,900	122,013
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	108,900	120,052
Hunan Zhongke Electric Co. Ltd. Class A	76,600	170,892
HUYA, Inc. ADR	58,714	188,472
Hwa Create Co. Ltd. Class A (c)	25,100	65,221
Hybio Pharmaceutical Co. Ltd. Class A (c)	56,000	120,695
Hydsoft Technology Co. Ltd. Class A	44,000	156,842
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	203,400	351,361
Hymson Laser Technology Group Co. Ltd. Class A	18,525	78,935
Hytera Communications Corp. Ltd. Class A (c)	70,100	110,660
iDreamSky Technology Holdings Ltd. (b) (c) (d)	202,880	26,076
IKD Co. Ltd. Class A	64,400	144,561
Infore Environment Technology Group Co. Ltd. Class A	218,500	183,439
Infotmic Co. Ltd. Class A (c)	90,900	80,568
Inkeverse Group Ltd.	1,323,494	251,760
Inmyshow Digital Technology Group Co. Ltd. Class A	144,800	100,839
Security Description	Shares	Value
Inner Mongolia Furui Medical Science Co. Ltd. Class A (c)	17,100	$75,146
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	24,524
InnoCare Pharma Ltd. (c) (d)	635,000	745,974
Insigma Technology Co. Ltd. Class A	62,400	97,303
InventisBio Co. Ltd. Class A (c)	93,663	246,085
iRay Group Class A	9,592	151,024
IReader Technology Co. Ltd. Class A	31,400	81,029
Jack Technology Co. Ltd. Class A	31,200	139,341
Jadard Technology, Inc. Class A	34,612	123,044
Jade Bird Fire Co. Ltd. Class A	23,400	38,550
Jangho Group Co. Ltd. Class A	101,500	85,632
JC Finance & Tax Interconnect Holdings Ltd. Class A (c)	89,200	124,729
JF SmartInvest Holdings Ltd. (b)	104,000	511,291
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	37,811
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	133,300	115,213
Jiangsu Azure Corp. Class A	96,500	187,265
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,300	131,063
Jiangsu Cai Qin Technology Co. Ltd. Class A	33,556	125,941
Jiangsu Cnano Technology Co. Ltd. Class A	25,533	150,016
Jiangsu Dagang Co. Ltd. Class A (c)	44,700	87,543
Jiangsu Etern Co. Ltd. Class A	212,000	191,695
Jiangsu Gian Technology Co. Ltd. Class A	10,700	56,328
Jiangsu Guomao Reducer Co. Ltd. Class A	52,400	124,980
Jiangsu Guotai International Group Co. Ltd. Class A	127,200	133,399
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A (c)	18,200	158,031
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	58,000	59,150
Jiangsu High Hope International Group Corp. Class A (c)	244,600	85,170
Jiangsu Hongdou Industrial Co. Ltd. Class A	271,300	85,879
Jiangsu Hongtian Technology Co. Ltd. Class A	9,000	42,102
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	44,039
Jiangsu Huaxicun Co. Ltd. Class A	76,200	73,621
Jiangsu Jiangnan Water Co. Ltd. Class A	104,200	75,720

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	139,900	$85,682
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	51,300	220,566
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	40,500	78,649
Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	36,503	156,142
Jiangsu Leili Motor Co. Ltd. Class A	24,600	187,939
Jiangsu Linyang Energy Co. Ltd. Class A	117,400	106,317
Jiangsu Lopal Tech Co. Ltd. Class A (c)	65,700	96,842
Jiangsu New Energy Development Co. Ltd. Class A	93,400	159,525
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	90,100	117,060
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	45,600	114,284
Jiangsu Shagang Co. Ltd. Class A	105,200	82,962
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	94,500	65,290
Jiangsu ToLand Alloy Co. Ltd. Class A	26,900	83,337
Jiangsu Tongrun Equipment Technology Co. Ltd. Class A	62,900	114,617
Jiangsu Transimage Technology Co. Ltd. Class A	32,000	70,510
Jiangsu Yike Food Group Co. Ltd. Class A	78,800	122,551
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	151,060	88,359
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (c) (e)	244,900	9,438
Jiangsu Zongyi Co. Ltd. Class A (c)	169,500	97,978
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (c)	69,400	109,842
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	18,130	123,264
Jiangxi Special Electric Motor Co. Ltd. Class A (c)	119,500	122,692
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,500	82,557
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	45,700	122,585
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (c)	278,300	88,861
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,300	106,215
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,400	76,848
Security Description	Shares	Value
Jianshe Industry Group Yunnan Co. Ltd. Class A (c)	55,000	$161,233
Jihua Group Corp. Ltd. Class A	368,400	133,855
Jilin Chemical Fibre Class A (c)	120,500	61,860
Jilin Electric Power Co. Ltd. Class A	226,200	163,753
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (c)	423,100	125,779
Jilin Yatai Group Co. Ltd. Class A (c)	591,800	135,205
Jingjin Equipment, Inc. Class A	48,000	114,155
Jinhong Gas Co. Ltd. Class A	6,887	17,241
Jinhui Liquor Co. Ltd. Class A	20,800	54,133
Jinke Smart Services Group Co. Ltd. Class H (b) (c)	214,200	237,318
Jinko Power Technology Co. Ltd. Class A	358,900	135,837
JinkoSolar Holding Co. Ltd. ADR (b)	30,003	559,256
Jinlei Technology Co. Ltd. Class A	30,100	87,824
Jinlongyu Group Co. Ltd. Class A	21,400	49,746
Jinxin Fertility Group Ltd. (b) (d)	400,000	154,750
Jinyu Bio-Technology Co. Ltd. Class A	105,800	104,404
Jinzi Ham Co. Ltd. Class A	190,800	142,852
Jishi Media Co. Ltd. Class A (c)	448,100	113,476
Jiumaojiu International Holdings Ltd. (b) (d)	634,000	234,685
JL Mag Rare-Earth Co. Ltd. Class A	79,900	214,433
JNBY Design Ltd.	148,270	281,664
Joeone Co. Ltd. Class A	57,200	66,915
Joinn Laboratories China Co. Ltd. Class H (d)	116,200	207,001
Jointo Energy Investment Co. Ltd. Hebei Class A	102,900	81,007
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	50,800	144,166
JoulWatt Technology Co. Ltd. Class A (c)	33,979	136,320
Joyoung Co. Ltd. Class A	123,200	170,746
JS Corrugating Machinery Co. Ltd. Class A	46,200	78,527
JSTI Group Class A	40,400	54,323
Juewei Food Co. Ltd. Class A	69,500	145,965
Jushri Technologies, Inc. Class A (c)	33,823	100,409
Jutze Intelligent Technology Co. Ltd. Class A	54,700	135,058
Jwipc Technology Co. Ltd. Class A	10,800	75,910
Kaishan Group Co. Ltd. Class A	90,900	116,348
Kama Co. Ltd. Class B (c)	252,300	7,569

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Keda Industrial Group Co. Ltd. Class A	118,200	$136,812
KEDE Numerical Control Co. Ltd. Class A	10,009	107,447
Kehua Data Co. Ltd. Class A	33,700	204,772
Keli Sensing Technology Ningbo Co. Ltd. Class A	19,700	176,885
Keymed Biosciences, Inc. (b) (c) (d)	135,000	770,407
KHGEARS International Ltd.	25,000	121,226
Kidswant Children Products Co. Ltd. Class A	88,000	153,209
Kinetic Development Group Ltd. (b)	1,740,000	254,952
KingClean Electric Co. Ltd. Class A	39,800	146,198
Kingenta Ecological Engineering Group Co. Ltd. Class A (c)	590,900	144,759
Kingsemi Co. Ltd. Class A	12,541	169,701
Kingsoft Cloud Holdings Ltd. (b) (c)	1,277,895	1,207,219
Konfoong Materials International Co. Ltd. Class A	15,000	154,730
KPC Pharmaceuticals, Inc. Class A	36,600	86,741
KTK Group Co. Ltd. Class A	108,800	125,483
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,100	34,694
Kuangda Technology Group Co. Ltd. Class A	171,800	122,007
Kunming Yunnei Power Co. Ltd. Class A (c)	225,700	107,167
Kunshan Huguang Auto Harness Co. Ltd. Class A	29,200	128,199
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	14,900	75,055
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (c)	29,700	54,038
Laekna, Inc. (c)	115,500	214,958
Lakala Payment Co. Ltd. Class A	69,300	163,762
Lancy Co. Ltd. Class A	35,700	74,241
Lanzhou LS Heavy Equipment Co. Ltd. Class A (c)	120,100	122,317
Laobaixing Pharmacy Chain JSC Class A	47,200	118,814
Lee & Man Paper Manufacturing Ltd. (b)	1,459,000	408,804
Legend Holdings Corp. Class H (c) (d)	155,100	165,061
Leo Group Co. Ltd. Class A	479,500	237,576
Lepu Biopharma Co. Ltd. Class H (b) (c) (d)	520,000	291,403
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H	45,000	94,045
LexinFintech Holdings Ltd. ADR	44,728	451,306
Security Description	Shares	Value
LianChuang Electronic Technology Co. Ltd. Class A (c)	98,500	$154,273
Lianhe Chemical Technology Co. Ltd. Class A	111,500	106,192
Liaoning Chengda Biotechnology Co. Ltd. Class A	19,989	73,921
Liaoning Energy Industry Co. Ltd. Class A	309,300	159,207
Lifetech Scientific Corp. (b) (c)	488,000	102,865
Lihuayi Weiyuan Chemical Co. Ltd. Class A	62,000	125,009
Linewell Software Co. Ltd. Class A	64,500	116,734
Lingbao Gold Group Co. Ltd. Class H (b)	316,000	311,926
Lingyuan Iron & Steel Co. Ltd. Class A (c)	558,500	131,441
Linktel Technologies Co. Ltd. Class A	5,900	55,087
Liuzhou Iron & Steel Co. Ltd. Class A (c)	327,900	134,935
Loncin Motor Co. Ltd. Class A	194,000	308,386
Lonking Holdings Ltd.	1,062,000	267,537
Lontium Semiconductor Corp. Class A (c)	8,961	134,059
Lucky Harvest Co. Ltd. Class A	16,700	119,012
Luenmei Quantum Co. Ltd. Class A	167,700	130,866
Lufax Holding Ltd. ADR	238,354	707,911
Luolai Lifestyle Technology Co. Ltd. Class A	46,400	51,727
Luoniushan Co. Ltd. Class A	175,800	145,897
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (c)	219,100	112,175
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	2,700	9,792
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	18,343
Luster LightTech Co. Ltd. Class A	36,092	141,618
Luye Pharma Group Ltd. (b) (c) (d)	1,642,721	453,948
Maanshan Iron & Steel Co. Ltd. Class H (c)	904,000	216,115
Mabwell Shanghai Bioscience Co. Ltd. Class A (c)	31,903	88,211
Maccura Biotechnology Co. Ltd. Class A	30,300	54,337
Macrolink Culturaltainment Development Co. Ltd. Class A (c)	539,000	125,368
Malion New Materials Co. Ltd. Class A	71,500	85,809
Maoyan Entertainment (b) (c) (d)	252,996	245,832
Maoye Commercial Co. Ltd. Class A	132,200	56,767

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Marssenger Kitchenware Co. Ltd. Class A	35,800	$71,246
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,200	54,447
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (c)	45,200	81,182
Medlive Technology Co. Ltd. (b) (d)	204,000	343,483
MeiG Smart Technology Co. Ltd. Class A	18,700	122,764
Meitu, Inc. (b) (d)	1,927,598	1,350,258
Merit Interactive Co. Ltd. Class A (c)	24,400	139,095
Mesnac Co. Ltd. Class A	120,900	150,753
Microport Scientific Corp. (b) (c)	519,200	531,859
Micro-Tech Nanjing Co. Ltd. Class A	12,322	111,758
Migao Group Holdings Ltd.	97,000	69,069
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,070	82,461
Minami Acoustics Ltd. Class A	14,500	98,823
Mingyue Optical Lens Co. Ltd. Class A	11,900	87,998
Minmetals Development Co. Ltd. Class A (c)	103,700	103,045
Minth Group Ltd. (c)	366,000	973,767
Mloptic Corp. Class A (c)	3,553	126,484
MLS Co. Ltd. Class A	104,200	129,499
Moon Environment Technology Co. Ltd. Class A	34,800	58,719
Motorcomm Electronic Technology Co. Ltd. Class A (c)	9,050	123,720
Mubang High-Tech Co. Ltd. Class A (c)	35,600	64,822
NanJi E-Commerce Co. Ltd. Class A	154,900	83,143
Nanjing Cosmos Chemical Co. Ltd. Class A	23,400	78,291
Nanjing Gaoke Co. Ltd. Class A	36,700	36,872
Nanjing Hanrui Cobalt Co. Ltd. Class A	34,500	171,743
Nanjing Les Information Technology Co. Ltd. Class A	6,037	75,127
Nanjing Pharmaceutical Co. Ltd. Class A	199,900	137,836
Nanjing Vazyme Biotech Co. Ltd. Class A	25,960	86,892
Nanjing Xinjiekou Department Store Co. Ltd. Class A	158,600	137,516
Nantong Jianghai Capacitor Co. Ltd. Class A	63,400	179,226
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,195	37,487
Security Description	Shares	Value
Nanya New Material Technology Co. Ltd. Class A	28,624	$140,837
Naruida Technology Co. Ltd. Class A	16,151	153,265
NBTM New Materials Group Co. Ltd. Class A	51,000	143,821
Neusoft Corp. Class A	130,600	202,571
New Guomai Digital Culture Co. Ltd. Class A	55,300	90,874
New Hope Dairy Co. Ltd. Class A	42,200	85,667
New Horizon Health Ltd. (b) (c) (d) (e)	171,500	155,843
New Journey Health Technology Group Co. Ltd. Class A (c)	247,700	84,204
New Trend International Logis-Tech Co. Ltd. Class A	51,485	88,006
Newborn Town, Inc. (b) (c)	459,315	347,720
Newland Digital Technology Co. Ltd. Class A	64,800	266,392
Ningbo Boway Alloy Material Co. Ltd. Class A	57,100	157,958
Ningbo Cixing Co. Ltd. Class A	118,500	156,893
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	34,800	115,906
Ningbo Energy Group Co. Ltd. Class A	122,800	80,279
Ningbo Fujia Industrial Co. Ltd. Class A	39,400	90,069
Ningbo Huaxiang Electronic Co. Ltd. Class A	97,900	213,292
Ningbo Jintian Copper Group Co. Ltd. Class A	181,800	158,633
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	41,812
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	58,425	185,988
Ningbo Xusheng Group Co. Ltd. Class A	92,600	175,236
Ningbo Yongxin Optics Co. Ltd. Class A	9,800	116,763
Ningbo Yunsheng Co. Ltd. Class A	140,800	157,738
Ningbo Zhenyu Technology Co. Ltd. Class A	9,100	200,050
Ningxia Western Venture Industrial Co. Ltd. Class A (c)	172,900	128,737
Norinco International Cooperation Ltd. Class A	96,700	138,411
North China Pharmaceutical Co. Ltd. Class A	176,500	149,636
North Electro-Optic Co. Ltd. Class A	100,300	176,556
Northeast Pharmaceutical Group Co. Ltd. Class A	186,400	129,553
Northeast Securities Co. Ltd. Class A	147,700	159,777

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Northking Information Technology Co. Ltd. Class A	59,771	$154,982
Novogene Co. Ltd. Class A	2,436	5,036
Novoray Corp. Class A	16,272	129,578
Nuode New Materials Co. Ltd. Class A (c)	103,000	53,018
NYOCOR Co. Ltd. Class A	154,500	125,456
Offcn Education Technology Co. Ltd. Class A (c)	409,800	178,789
Olympic Circuit Technology Co. Ltd. Class A	25,270	103,641
Opple Lighting Co. Ltd. Class A	78,300	179,211
ORG Technology Co. Ltd. Class A	109,700	76,848
OSL Group Ltd. (b) (c)	144,500	161,581
Ourpalm Co. Ltd. Class A (c)	184,000	135,735
Ovctek China, Inc. Class A	62,800	137,166
PCI Technology Group Co. Ltd. Class A	130,700	92,639
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (c)	593,600	29,411
Pengxin International Mining Co. Ltd. Class A (c)	252,600	128,631
PharmaBlock Sciences Nanjing, Inc. Class A	18,000	87,524
PNC Process Systems Co. Ltd. Class A	33,600	147,054
POCO Holding Co. Ltd. Class A	14,304	92,330
Polaris Bay Group Co. Ltd. Class A (c)	140,600	138,357
Poly Property Group Co. Ltd. (b)	1,170,000	218,051
Poly Property Services Co. Ltd. Class H (b)	68,800	276,781
Primarius Technologies Co. Ltd. Class A (c)	13,783	45,052
Pulike Biological Engineering, Inc. Class A	39,600	65,183
Puya Semiconductor Shanghai Co. Ltd. Class A	7,800	117,742
Puyang Huicheng Electronic Material Co. Ltd. Class A	32,500	67,452
Pylon Technologies Co. Ltd. Class A	21,907	121,355
Q Technology Group Co. Ltd. (b) (c)	361,137	344,877
Qiming Information Technology Co. Ltd. Class A	24,400	61,857
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (c)	70,600	136,033
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	30,100	86,705
Qingdao Citymedia Co. Ltd. Class A	65,300	61,293
Qingdao East Steel Tower Stock Co. Ltd. Class A	51,600	52,907
Security Description	Shares	Value
Qingdao Gon Technology Co. Ltd. Class A	16,000	$54,083
Qingdao Haier Biomedical Co. Ltd. Class A	23,613	112,379
Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	9,700	192,240
Qingdao NovelBeam Technology Co. Ltd. Class A	934	4,831
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,306	144,961
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	30,640
QuantumCTek Co. Ltd. Class A (c)	5,662	199,482
Qudian, Inc. ADR (b) (c)	109,500	294,555
Quechen Silicon Chemical Co. Ltd. Class A	57,500	141,971
Queclink Wireless Solutions Co. Ltd. Class A	71,900	139,329
Quectel Wireless Solutions Co. Ltd. Class A	17,800	216,758
R&G PharmaStudies Co. Ltd. Class A	9,400	66,471
Radiance Holdings Group Co. Ltd. (b) (c)	256,000	72,717
Rainbow Digital Commercial Co. Ltd. Class A	237,900	159,781
Red Star Macalline Group Corp. Ltd. Class A (c)	429,800	175,093
Remegen Co. Ltd. Class H (b) (c) (d)	127,000	386,862
Renhe Pharmacy Co. Ltd. Class A	59,800	45,349
Richinfo Technology Co. Ltd. Class A	35,200	128,477
Rigol Technologies Co. Ltd. Class A	16,896	78,505
Risen Energy Co. Ltd. Class A	79,200	115,869
Rising Nonferrous Metals Share Co. Ltd. Class A (c)	28,000	128,325
Riyue Heavy Industry Co. Ltd. Class A	76,100	133,957
RoboTechnik Intelligent Technology Co. Ltd. Class A	9,320	233,478
Rongan Property Co. Ltd. Class A	258,200	68,940
RongFa Nuclear Equipment Co. Ltd. Class A (c)	133,700	95,685
Ronglian Group Ltd. Class A (c)	123,000	128,317
Roshow Technology Co. Ltd. Class A (c)	182,600	197,279
Runjian Co. Ltd. Class A	8,900	66,194
Sai Micro Electronics, Inc. Class A	52,800	122,809

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sanbo Hospital Management Group Ltd. Class A	12,930	$86,344
SanFeng Intelligent Equipment Group Co. Ltd. Class A (c)	92,500	168,427
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,500	83,377
Sanjiang Shopping Club Co. Ltd. Class A	49,200	76,449
Sanquan Food Co. Ltd. Class A	86,400	131,397
Sansteel Minguang Co. Ltd. Fujian Class A (c)	339,600	179,945
Sansure Biotech, Inc. Class A	46,163	137,995
Sany Heavy Equipment International Holdings Co. Ltd.	602,000	368,305
Scholar Education Group (c)	194,000	118,690
Seazen Group Ltd. (c)	2,120,000	550,416
Semitronix Corp. Class A	5,300	38,580
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,304	95,247
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	67,891	93,438
Shandong Chenming Paper Holdings Ltd. Class H (c)	218,000	18,213
Shandong Denghai Seeds Co. Ltd. Class A	79,900	109,526
Shandong Dongyue Silicone Material Co. Ltd. Class A (c)	106,600	120,158
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	89,200	71,449
Shandong Humon Smelting Co. Ltd. Class A	45,200	70,544
Shandong Intco Recycling Resources Co. Ltd. Class A	25,567	96,836
Shandong Iron & Steel Co. Ltd. Class A (c)	725,700	132,837
Shandong Jinjing Science & Technology Co. Ltd. Class A	125,400	88,365
Shandong Kaisheng New Materials Co. Ltd. Class A	40,300	87,079
Shandong Longda Meishi Co. Ltd. Class A (c)	94,600	80,722
Shandong Sanyuan Biotechnology Co. Ltd. Class A	33,800	119,041
Shandong Sinobioway Biomedicine Co. Ltd. Class A (c)	59,500	77,222
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	21,000	161,216
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	39,610	81,009
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	260,000	190,147
Security Description	Shares	Value
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	60,800	$77,737
Shandong Yulong Gold Co. Ltd. Class A	64,100	113,187
Shanghai Acrel Co. Ltd. Class A	9,000	28,279
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (c)	149,700	140,925
Shanghai Anlogic Infotech Co. Ltd. Class A (c)	33,419	135,683
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	2,925	17,173
Shanghai AtHub Co. Ltd. Class A	41,360	198,321
Shanghai Awinic Technology Co. Ltd. Class A	18,045	180,601
Shanghai Bailian Group Co. Ltd. Class A	120,800	152,124
Shanghai Baolong Automotive Corp. Class A	19,900	120,618
Shanghai Baosteel Packaging Co. Ltd. Class A	140,000	89,982
Shanghai Beite Technology Co. Ltd. Class A	41,000	247,042
Shanghai Bolex Foods Technology Co. Ltd. Class A	40,200	71,372
Shanghai Chicmax Cosmetic Co. Ltd. (b)	50,000	305,258
Shanghai Chinafortune Co. Ltd. Class A	76,200	148,396
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	213,100	125,942
Shanghai Conant Optical Co. Ltd. Class H (b)	108,000	383,816
Shanghai Daimay Automotive Interior Co. Ltd. Class A	87,160	102,084
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	214,500	111,296
Shanghai Electric Wind Power Group Co. Ltd. Class A (c)	194,291	199,481
Shanghai Feilo Acoustics Co. Ltd. Class A (c)	261,600	150,496
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	42,437	59,282
Shanghai Film Co. Ltd. Class A	28,400	119,214
Shanghai Foreign Service Holding Group Co. Ltd. Class A	214,300	158,087
Shanghai Fullhan Microelectronics Co. Ltd. Class A	16,800	130,615
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	24,100	74,994
Shanghai Gentech Co. Ltd. Class A	21,340	114,690
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	42,100	114,146

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	$79,344
Shanghai Haohai Biological Technology Co. Ltd. Class H (d)	39,000	134,590
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,271	130,321
Shanghai Henlius Biotech, Inc. Class H (b) (c) (d)	59,900	264,458
Shanghai Hile Bio-Technology Co. Ltd. Class A	125,400	118,050
Shanghai Huayi Group Co. Ltd. Class A	258,900	260,115
Shanghai Industrial Development Co. Ltd. Class A	192,200	84,912
Shanghai Industrial Holdings Ltd. (b)	440,062	659,502
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	80,500	123,311
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	79,700	62,804
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	28,040
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	132,600	153,286
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	78,652
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	195,500	425,661
Shanghai Milkground Food Tech Co. Ltd. Class A (c)	54,100	175,422
Shanghai New Power Automotive Technology Co. Ltd. Class A (c)	140,700	112,314
Shanghai Pret Composites Co. Ltd. Class A	87,500	115,729
Shanghai Pudong Construction Co. Ltd. Class A	99,625	88,301
Shanghai QiFan Cable Co. Ltd. Class A	62,700	132,806
Shanghai Runda Medical Technology Co. Ltd. Class A	30,700	83,702
Shanghai Sanyou Medical Co. Ltd. Class A	28,105	68,736
Shanghai Shibei Hi-Tech Co. Ltd. Class A (c)	230,300	148,971
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	15,300	74,501
Shanghai SMI Holding Co. Ltd. Class A	225,300	139,535
Shanghai STEP Electric Corp. Class A (c)	77,400	149,668
Security Description	Shares	Value
Shanghai Stonehill Technology Co. Ltd. Class A	365,900	$278,986
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	39,500	49,145
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	10,650	117,817
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	105,300	169,850
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	81,000	62,127
Shanghai Yaoji Technology Co. Ltd. Class A	25,900	97,242
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,446	104,036
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	81,900	79,016
Shannon Semiconductor Technology Co. Ltd. Class A	29,400	150,725
Shantou Wanshun New Material Group Co. Ltd. Class A (c)	120,200	81,226
Shantui Construction Machinery Co. Ltd. Class A	55,600	69,329
Shanying International Holding Co. Ltd. Class A	277,600	67,242
Sharetronic Data Technology Co. Ltd. Class A	6,100	97,932
Shengda Resources Co. Ltd. Class A	34,700	74,931
Shenghe Resources Holding Co. Ltd. Class A	109,400	164,268
Shenyang Fortune Precision Equipment Co. Ltd. Class A	25,854	214,741
Shenzhen Agricultural Power Group Co. Ltd. Class A	238,200	206,207
Shenzhen Aisidi Co. Ltd. Class A	50,600	85,936
Shenzhen Baoming Technology Co. Ltd. Class A (c)	12,100	121,251
Shenzhen Cereals Holdings Co. Ltd. Class A	88,765	78,431
Shenzhen Changhong Technology Co. Ltd. Class A	31,900	65,768
Shenzhen China Micro Semicon Co. Ltd. Class A	41,072	167,037
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (c)	41,002	102,365
Shenzhen Clou Electronics Co. Ltd. Class A (c)	147,800	88,486
Shenzhen Desay Battery Technology Co. Class A	15,500	48,873
Shenzhen Dynanonic Co. Ltd. Class A (c)	33,200	143,110
Shenzhen Edadoc Technology Co. Ltd. Class A	13,700	101,120

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Everwin Precision Technology Co. Ltd. Class A (c)	83,400	$286,268
Shenzhen Farben Information Technology Co. Ltd. Class A	38,300	124,242
Shenzhen Feima International Supply Chain Co. Ltd. Class A (c)	429,300	141,211
Shenzhen Fenda Technology Co. Ltd. Class A (c)	148,500	154,102
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (c)	12,200	45,335
Shenzhen Forms Syntron Information Co. Ltd. (c)	52,200	110,925
Shenzhen FRD Science & Technology Co. Ltd. Class A	32,200	92,444
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	72,500	82,319
Shenzhen Gongjin Electronics Co. Ltd. Class A	82,400	115,108
Shenzhen H&T Intelligent Control Co. Ltd. Class A	68,000	185,959
Shenzhen Han's CNC Technology Co. Ltd. Class A (c)	28,400	156,738
Shenzhen Hello Tech Energy Co. Ltd. Class A	11,500	122,757
Shenzhen Hemei Group Co. Ltd. Class A (c)	128,400	53,015
Shenzhen Heungkong Holding Co. Ltd. Class A	395,100	94,617
Shenzhen Honor Electronic Co. Ltd. Class A	6,700	117,136
Shenzhen Hopewind Electric Co. Ltd. Class A	36,800	164,301
Shenzhen Huaqiang Industry Co. Ltd. Class A	50,300	162,823
Shenzhen Infogem Technologies Co. Ltd. Class A (c)	41,300	204,400
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	109,200	140,522
Shenzhen Jinjia Group Co. Ltd. Class A	119,900	60,561
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	56,800	130,550
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	49,964
Shenzhen Kstar Science & Technology Co. Ltd. Class A	48,800	171,602
Shenzhen Lifotronic Technology Co. Ltd. Class A	37,727	78,093
Shenzhen Lions King Hi-Tech Co. Ltd.	52,300	124,382
Shenzhen Mason Technologies Co. Ltd. Class A (c)	71,700	121,377
Shenzhen Megmeet Electrical Co. Ltd. Class A	31,800	266,273
Security Description	Shares	Value
Shenzhen Microgate Technology Co. Ltd. Class A	51,400	$82,343
Shenzhen Minglida Precision Technology Co. Ltd. Class A	1,200	3,037
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (c)	473,995	154,608
Shenzhen Qingyi Photomask Ltd. Class A	30,299	109,005
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	19,080	116,462
Shenzhen SEG Co. Ltd. Class A	105,200	117,421
Shenzhen Senior Technology Material Co. Ltd. Class A	112,300	157,340
Shenzhen Sinexcel Electric Co. Ltd. Class A	23,200	112,713
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A (c)	60,500	123,650
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,500	63,488
Shenzhen Techwinsemi Technology Co. Ltd. Class A	9,640	172,689
Shenzhen Textile Holdings Co. Ltd. Class A	87,835	139,866
Shenzhen Topband Co. Ltd. Class A	106,000	220,873
Shenzhen Topraysolar Co. Ltd. Class A	255,400	113,888
Shenzhen Topway Video Communication Co. Ltd. Class A	56,400	67,920
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	32,436
Shenzhen Urban Transport Planning Center Co. Ltd. Class A	20,500	105,012
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,500	87,293
Shenzhen YHLO Biotech Co. Ltd. Class A	37,881	84,146
Shenzhen Yinghe Technology Co. Ltd. Class A	55,500	150,324
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (c)	119,900	129,539
Shenzhen Ysstech Info-tech Co. Ltd. Class A	51,500	177,623
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	11,280	198,451
Shenzhen Zhenye Group Co. Ltd. Class A (c)	175,900	176,483
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	15,600	76,069
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (c)	84,100	256,841

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shimao Group Holdings Ltd. (b) (c)	593,000	$67,072
Shinva Medical Instrument Co. Ltd. Class A	42,480	93,953
Shoucheng Holdings Ltd. (b)	2,036,895	390,084
Shougang Fushan Resources Group Ltd.	2,506,374	815,023
Shuangliang Eco-Energy Systems Co. Ltd. Class A	222,600	163,291
Shunfa Hengneng Corp. Class A	181,700	70,270
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,000	103,321
Sichuan Baicha Baidao Industrial Co. Ltd.	109,200	126,600
Sichuan EM Technology Co. Ltd. Class A	76,200	101,098
Sichuan Expressway Co. Ltd. Class A	171,310	124,252
Sichuan Expressway Co. Ltd. Class H (b)	334,000	162,271
Sichuan Furong Technology Co. Ltd. Class A	22,902	38,675
Sichuan Gold Co. Ltd. Class A	37,700	129,093
Sichuan Haite High-tech Co. Ltd. Class A	31,700	43,323
Sichuan Hongda Co. Ltd. Class A (c)	143,900	141,803
Sichuan Huafeng Technology Co. Ltd. Class A	27,896	193,232
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	17,837
Sichuan Jiuzhou Electric Co. Ltd. Class A	42,900	94,114
Sichuan Lutianhua Co. Ltd. Class A (c)	60,600	38,866
Sichuan Teway Food Group Co. Ltd. Class A	97,200	189,560
Sihuan Pharmaceutical Holdings Group Ltd.	3,514,000	257,443
Simcere Pharmaceutical Group Ltd. (b) (d)	385,000	390,428
Sineng Electric Co. Ltd. Class A	27,400	121,842
Sino Biological, Inc. Class A	10,700	94,013
Sino GeoPhysical Co. Ltd. Class A (c)	11,700	27,970
Sinocare, Inc. Class A	38,500	126,057
Sinofert Holdings Ltd. (b)	2,018,000	326,810
Sinofibers Technology Co. Ltd. Class A	39,300	184,171
Sinomach Automobile Co. Ltd. Class A	109,400	102,837
Sinopec Kantons Holdings Ltd. (b)	786,000	432,384
Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	6,898	55,994
Sino-Platinum Metals Co. Ltd. Class A	33,240	63,818
Security Description	Shares	Value
Sinoseal Holding Co. Ltd. Class A	15,000	$76,611
Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd. (c)	82,500	96,494
Sipai Health Technology Co. Ltd. (b) (c)	314,800	204,329
Skyworth Digital Co. Ltd. Class A	79,400	138,564
Snowsky Salt Industry Group Co. Ltd. Class A	130,500	94,114
Sohu.com Ltd. ADR (c)	18,723	246,582
Sokan New Materials Group Co. Ltd. Class A	5,385	31,965
Sonoscape Medical Corp. Class A	29,900	119,791
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	132,000	115,361
Star Plus Legend Holdings Ltd. Class H (b) (c)	124,500	64,168
Streamax Technology Co. Ltd. Class A	19,700	153,947
Sumavision Technologies Co. Ltd. Class A	60,900	45,009
Sumec Corp. Ltd. Class A	100,900	142,201
Sun Art Retail Group Ltd.	656,000	161,886
Sunac China Holdings Ltd. (b) (c)	3,945,000	785,927
Sunac Services Holdings Ltd. (b) (d)	1,317,000	291,151
Sunflower Pharmaceutical Group Co. Ltd. Class A	34,600	85,239
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	32,919	126,631
Sunstone Development Co. Ltd. Class A (c)	47,500	110,874
Sunward Intelligent Equipment Co. Ltd. Class A	100,925	105,427
Suzhou Anjie Technology Co. Ltd. Class A	52,100	110,784
Suzhou Good-Ark Electronics Co. Ltd. Class A	45,600	62,571
Suzhou HYC Technology Co. Ltd. Class A	27,226	113,125
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	209,400	163,695
Suzhou Novosense Microelectronics Co. Ltd. Class A (c)	8,477	163,686
Suzhou Recodeal Interconnect System Co. Ltd. Class A	16,033	108,675
Suzhou Secote Precision Electronic Co. Ltd. Class A (c)	13,100	108,465
Suzhou SLAC Precision Equipment Co. Ltd. Class A	77,200	133,981
Suzhou Sonavox Electronics Co. Ltd. Class A	15,581	67,549

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Suzhou Sushi Testing Group Co. Ltd. Class A	45,900	$108,340
Suzhou TZTEK Technology Co. Ltd. Class A	18,799	133,530
Suzhou Victory Precision Manufacture Co. Ltd. Class A (c)	334,300	142,169
SVG Optronics Co. Ltd. Class A (c)	11,200	31,183
SY Holdings Group Ltd. (b)	316,639	551,045
SYoung Group Co. Ltd. Class A	36,200	58,341
Talkweb Information System Co. Ltd. Class A (c)	66,200	260,576
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	176,600	133,436
Tatwah Smartech Co. Ltd. Class A (c)	180,800	117,449
TCL Electronics Holdings Ltd.	695,988	838,195
TDG Holdings Co. Ltd. Class A	112,900	110,167
Telling Telecommunication Holding Co. Ltd. Class A	58,100	85,720
Three Squirrels, Inc. Class A	23,800	89,194
Tiangong International Co. Ltd.	1,046,000	278,295
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	124,170	99,119
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	265,300	130,717
Tianli International Holdings Ltd.	840,667	409,512
Tianneng Power International Ltd. (b)	582,000	515,402
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (c)	146,900	124,137
Tibet Mineral Development Co. Ltd. Class A	45,100	131,218
Tibet Rhodiola Pharmaceutical Holding Co. Class A	13,320	69,791
Tibet Tianlu Co. Ltd. Class A (c)	129,000	113,449
Tibet Urban Development & Investment Co. Ltd. Class A	76,000	104,598
Time Publishing & Media Co. Ltd. Class A	59,480	67,290
TKD Science & Technology Co. Ltd. Class A	22,100	47,784
Tofflon Science & Technology Group Co. Ltd. Class A	83,000	147,360
Tong Ren Tang Technologies Co. Ltd. Class H	621,000	379,929
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (c)	38,300	94,038
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	111,400	110,390
Tongqinglou Catering Co. Ltd. Class A	22,400	62,521
Tongyu Communication, Inc. Class A	30,030	58,399
Security Description	Shares	Value
Top Energy Co. Ltd. Class A	203,500	$157,963
Toread Holdings Group Co. Ltd. Class A	105,700	112,742
Toyou Feiji Electronics Co. Ltd. Class A (c)	56,300	127,076
TPV Technology Co. Ltd. Class A (c)	240,900	90,181
Transwarp Technology Shanghai Co. Ltd. Class A (c)	14,993	108,518
Triangle Tyre Co. Ltd. Class A	62,600	130,698
Triumph New Energy Co. Ltd. Class A (c)	38,000	50,207
Triumph New Energy Co. Ltd. Class H (b) (c)	144,000	70,517
Triumph Science & Technology Co. Ltd. Class A	82,400	134,387
TSP Wind Power Group Co. Ltd. Class A	92,400	92,198
Tuhu Car, Inc. (b) (c) (d)	244,000	560,112
Tunghsu Optoelectronic Technology Co. Ltd. Class A (c)	517,000	26,327
Tuya, Inc. ADR	177,378	537,455
Up Fintech Holding Ltd. ADR (b) (c)	76,029	653,089
UTour Group Co. Ltd. Class A (c)	98,900	106,442
VanJee Technology Co. Ltd. Class A (c)	24,900	101,370
Vantone Neo Development Group Co. Ltd. Class A (c)	130,800	101,351
Vats Liquor Chain Store Management JSC Ltd. Class A	37,000	83,004
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (c)	72,200	229,541
Visionox Technology, Inc. Class A (c)	93,000	122,107
Visual China Group Co. Ltd. Class A	42,600	126,582
Vnet Group, Inc. ADR (b) (c)	61,639	505,440
Wangneng Environment Co. Ltd. Class A	25,200	64,197
Wanguo Gold Group Ltd.	116,000	233,482
Warom Technology, Inc. Co. Class A	30,300	89,325
Weaver Network Technology Co. Ltd. Class A	22,100	204,305
Wedge Industrial Co. Ltd. Class A	59,900	129,266
Weimob, Inc. (b) (c) (d)	705,000	161,292
Wellhope Foods Co. Ltd. Class A (c)	187,300	198,490
Wencan Group Co. Ltd. Class A	1,000	3,200
Wenzhou Yihua Connector Co. Ltd. Class A	10,500	60,377
West China Cement Ltd. (b)	1,936,761	348,504

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Western Metal Materials Co. Ltd. Class A	51,300	$141,278
Western Region Gold Co. Ltd. Class A (c)	32,600	75,556
Winall Hi-Tech Seed Co. Ltd. Class A	48,100	61,566
Wonders Information Co. Ltd. Class A (c)	147,100	159,938
Wondershare Technology Group Co. Ltd. Class A	11,546	98,792
Wuhan Dr. Laser Technology Corp. Ltd. Class A	18,100	165,284
Wuhan P&S Information Technology Co. Ltd. Class A (c)	98,400	132,448
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	55,600	155,263
Wushang Group Co. Ltd. Class A	120,200	153,519
Wutong Holding Group Co. Ltd. Class A (c)	212,200	141,936
Wuxi Autowell Technology Co. Ltd. Class A	21,815	120,395
Wuxi Boton Technology Co. Ltd. Class A	28,900	107,670
Wuxi Chipown Micro-Electronics Ltd. Class A	18,771	128,810
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,660	64,479
Wuxi NCE Power Co. Ltd. Class A	31,320	147,291
Wuxi Rural Commercial Bank Co. Ltd. Class A	178,600	140,601
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	11,779	96,393
Wuxi Taiji Industry Ltd. Co. Class A	147,900	138,620
XD, Inc. (c)	203,800	846,078
XGD, Inc. Class A	29,800	82,437
Xiamen Changelight Co. Ltd. Class A (c)	73,100	111,976
Xiamen Hongxin Electronics Technology Group, Inc. Class A (c)	32,200	155,906
Xiamen Intretech, Inc. Class A	65,600	142,650
Xiamen King Long Motor Group Co. Ltd. Class A	49,600	95,160
Xiamen Kingdomway Group Co. Class A	35,100	71,834
Xiamen Xiangyu Co. Ltd. Class A	181,500	146,631
Xi'an Bright Laser Technologies Co. Ltd. Class A	19,552	197,379
Xi'an Catering Co. Ltd. Class A (c)	115,000	139,914
Xian International Medical Investment Co. Ltd. Class A (c)	192,100	144,090
Security Description	Shares	Value
Xi'an Manareco New Materials Co. Ltd. Class A	24,836	$134,197
Xi'an Novastar Tech Co. Ltd. Class A	4,680	104,551
Xi'An Shaangu Power Co. Ltd. Class A	109,300	132,227
Xi'an Tian He Defense Technology Co. Ltd. Class A (c)	69,000	116,521
Xiangtan Electric Manufacturing Co. Ltd. Class A (c)	88,200	130,857
Xiangtan Electrochemical Scientific Co. Ltd. Class A	69,500	100,722
Xilinmen Furniture Co. Ltd. Class A	30,000	70,852
Xingtong Shipping Co. Ltd. Class A	35,200	76,931
Xinhuanet Co. Ltd. Class A	41,900	131,653
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (c)	199,000	89,012
Xinjiang Lixin Energy Co. Ltd. Class A	96,316	96,238
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	95,100	116,488
Xinte Energy Co. Ltd. Class H (b) (c)	160,000	101,796
Xinxiang Chemical Fiber Co. Ltd. Class A	158,800	93,105
Xinxiang Richful Lube Additive Co. Ltd. Class A	14,770	116,296
Xinyi Energy Holdings Ltd. (b)	40,085	4,895
Xinyu Iron & Steel Co. Ltd. Class A	243,700	136,173
Xinzhi Group Co. Ltd. Class A	71,200	166,586
Xizang Zhufeng Resources Co. Ltd. Class A (c)	91,100	126,383
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	60,500	106,330
Xtep International Holdings Ltd. (b)	711,500	463,646
XXF Group Holdings Ltd. (b) (c)	370,000	322,905
Yango Group Co. Ltd. Class A (c) (e)	292,400	—
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (d)	115,000	233,539
Yantai Changyu Pioneer Wine Co. Ltd. Class A	48,300	143,187
Yantai China Pet Foods Co. Ltd. Class A	20,400	121,234
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	105,200	190,683
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	116,500	211,165
Yapp Automotive Parts Co. Ltd. Class A	60,900	139,051

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yatsen Holding Ltd. ADR (b) (c)	36,315	$174,675
Yechiu Metal Recycling China Ltd. Class A	287,400	95,327
YGSOFT, Inc. Class A	108,491	92,725
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (d)	273,400	340,507
Yihai International Holding Ltd. (b)	279,000	484,824
Yinbang Clad Material Co. Ltd. Class A	74,100	119,830
Yixin Group Ltd. (b) (d)	1,786,500	463,829
Yizumi Holdings Co. Ltd. Class A	41,380	129,506
Yongjin Technology Group Co. Ltd.	36,900	102,637
Yotrio Group Co. Ltd. Class A	166,980	83,192
Youcare Pharmaceutical Group Co. Ltd. Class A	40,502	78,987
Youngy Co. Ltd. Class A	27,400	113,169
Youzu Interactive Co. Ltd. Class A	47,600	60,729
Yuexiu Transport Infrastructure Ltd.	959,013	437,579
Yueyang Forest & Paper Co. Ltd. Class A (c)	67,000	42,233
Yuneng Technology Co. Ltd. Class A	16,969	113,011
Yunnan Energy Investment Co. Ltd. Class A	77,200	120,168
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	25,700	70,034
Yunnan Nantian Electronics Information Co. Ltd. Class A	38,200	91,900
Yunnan Tourism Co. Ltd. Class A (c)	106,800	79,667
Yusys Technologies Co. Ltd. Class A	61,500	206,526
Zai Lab Ltd. (b) (c)	490,900	1,798,215
ZBOM Home Collection Co. Ltd. Class A	39,440	63,943
Zengame Technology Holding Ltd.	250,000	73,262
Zhejiang Akcome New Energy Technology Co. Ltd. (c)	405,700	20,659
Zhejiang Communications Technology Co. Ltd. Class A	129,100	69,117
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	116,100	71,585
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	98,500	182,199
ZheJiang Dali Technology Co. Ltd. Class A	30,900	42,910
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (c)	77,700	129,502
Security Description	Shares	Value
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,100	$64,484
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	15,540	59,179
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	139,800	205,489
Zhejiang Hangmin Co. Ltd. Class A	97,600	95,506
Zhejiang Hengtong Holding Co. Ltd. Class A (c)	251,400	96,534
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (c)	76,600	52,923
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (c)	100,000	124,692
Zhejiang Huace Film & Television Co. Ltd. Class A	103,800	109,716
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	48,418	100,622
Zhejiang Huangma Technology Co. Ltd. Class A	103,894	185,027
Zhejiang Huatong Meat Products Co. Ltd. Class A (c)	43,200	66,709
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,580	56,507
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	44,600	99,010
Zhejiang Jingu Co. Ltd. Class A	52,500	90,175
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	37,860	74,095
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (c)	225,500	182,488
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	62,800	142,957
Zhejiang Lante Optics Co. Ltd. Class A	39,391	152,774
Zhejiang Narada Power Source Co. Ltd. Class A	65,000	152,170
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	205,300	180,834
Zhejiang Orient Gene Biotech Co. Ltd. Class A (c)	21,189	75,530
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	40,500	101,112
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	173,600	126,869
Zhejiang Shibao Co. Ltd. Class A	29,500	49,411
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (c)	107,200	134,998
Zhejiang Taihua New Material Group Co. Ltd. Class A	77,800	122,601
Zhejiang Tiantie Science & Technology Co. Ltd. Class A (c)	132,700	82,368

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	22,800	$60,625
Zhejiang Vie Science & Technology Co. Ltd. Class A (c)	63,900	113,625
Zhejiang Wanliyang Co. Ltd. Class A	99,500	108,183
Zhejiang Wanma Co. Ltd. Class A	50,100	98,809
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,000	57,746
Zhejiang Yinlun Machinery Co. Ltd. Class A	36,000	136,897
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	3,100	7,518
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	27,600	86,227
Zhejiang Yongtai Technology Co. Ltd. Class A (c)	84,600	119,462
Zhende Medical Co. Ltd. Class A	29,700	88,251
Zhengzhou GL Tech Co. Ltd. Class A	5,400	10,799
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	157,800	108,807
Zhewen Interactive Group Co. Ltd. Class A	118,800	145,845
Zhiou Home Furnishing Technology Co. Ltd. Class A	45,700	119,503
Zhongmin Energy Co. Ltd. Class A	182,600	131,687
Zhongnongfa Seed Industry Group Co. Ltd. Class A (c)	70,700	59,939
Zhongshan Public Utilities Group Co. Ltd. Class A	136,700	166,879
Zhongtian Financial Group Co. Ltd. Class A (c) (e)	493,900	13,595
Zhongyuan Environment-Protection Co. Ltd. Class A	116,200	134,657
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (c)	61,700	109,373
Zhuzhou Smelter Group Co. Ltd. Class A (c)	84,400	110,816
ZJMI Environmental Energy Co. Ltd. Class A	17,000	29,550
Zonqing Environmental Ltd. (b)	166,000	150,205
Zotye Automobile Co. Ltd. Class A (c)	515,600	161,792
ZWSOFT Co. Ltd. Guangzhou Class A	12,084	147,651
Zx, Inc. (b) (c)	62,000	62,157
Zylox-Tonbridge Medical Technology Co. Ltd. (c) (d)	84,000	172,096
		178,298,408
Security Description	Shares	Value
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (c)	58,375	$227,514
Geopark Ltd. (b)	26,986	218,047
		445,561
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	3,364	105,570
Philip Morris CR AS (b)	439	339,675
		445,245
EGYPT — 0.3%
Abou Kir Fertilizers & Chemical Industries	177,491	199,568
Credit Agricole Egypt SAE	249,546	110,092
Eastern Co. SAE	850,574	559,256
EFG Holding SAE (c)	806,243	438,435
E-Finance for Digital & Financial Investments	371,067	125,108
Egypt Kuwait Holding Co. SAE	101,081	58,346
Fawry for Banking & Payment Technology Services SAE (c)	191,709	36,393
Heliopolis Housing	279,957	60,509
Telecom Egypt Co.	192,204	134,167
		1,721,874
GREECE — 0.9%
Aegean Airlines SA	35,761	463,162
Aktor SA Holding Company Technical & Energy Projects (c)	26,091	146,554
Athens Water Supply & Sewage Co. SA	22,673	145,969
Autohellas Tourist & Trading SA	12,482	164,493
Danaos Corp.	6,980	544,649
Ellaktor SA	28,227	45,614
FF Group (c) (e)	24,815	—
Fourlis Holdings SA	50,869	223,092
GEK Terna SA	52,805	1,095,168
Hellenic Exchanges - Athens Stock Exchange SA	43,957	258,304
Holding Co. ADMIE IPTO SA	69,917	219,776
Intracom Holdings SA	50,444	167,283
Intralot SA-Integrated Information Systems & Gaming Services (c)	103,188	115,922
Kri-Kri Milk Industry SA	5,639	97,765
LAMDA Development SA (c)	56,490	410,668
Optima bank SA	36,787	610,366
Piraeus Port Authority SA	1,447	54,941
Quest Holdings SA	18,389	123,156
Sarantis SA	29,925	415,053
StealthGas, Inc. (c)	30,080	169,952
Tsakos Energy Navigation Ltd.	16,875	287,888
		5,759,775
HONG KONG — 0.7%
Agritrade Resources Ltd. (c) (e)	1,595,000	—

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Alibaba Pictures Group Ltd. (b) (c)	7,370,000	$502,050
Anxin-China Holdings Ltd. (c) (e)	2,248,000	—
Boshiwa International Holding Ltd. (b) (c) (e)	1,843,000	—
China Animal Healthcare Ltd. (c) (e)	1,059,700	—
China Huiyuan Juice Group Ltd. (c) (e)	1,494,400	—
China Metal Recycling Holdings Ltd. (b) (c) (e)	693,675	—
China Zhongwang Holdings Ltd. (b) (c) (e)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (c) (e)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b) (c)	556,000	31,444
Concord New Energy Group Ltd. (b)	5,030,000	290,927
Crystal International Group Ltd. (d)	474,500	350,677
CTEG (b) (c) (e)	3,217,900	—
Digital China Holdings Ltd. (b)	726,000	257,543
Fenbi Ltd. (b) (c)	688,000	220,187
Fortior Technology Shenzhen Co. Ltd. Class A	5,784	186,188
Gushengtang Holdings Ltd. (b)	113,500	471,196
LC Logistics, Inc.	36,000	98,325
MH Development NPV (c) (e)	27,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	164,600	—
Nine Dragons Paper Holdings Ltd. (b) (c)	725,000	306,576
Nissin Foods Co. Ltd. (b)	211,000	165,702
Real Gold Mining Ltd. (b) (c) (e)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (c) (e)	347,921	—
Skyworth Group Ltd.	589,099	214,278
SSY Group Ltd.	1,050,000	434,559
SunCar Technology Group, Inc. Class A (c)	10,374	42,741
Tech-Pro, Inc. (b) (c) (e)	6,035,100	—
Time Interconnect Technology Ltd.	608,000	386,823
Untrade.China Dili (b) (c) (e)	1,900,000	80,588
Untrade.Lumena Newmat (b) (c) (e)	104,532	—
Wasion Holdings Ltd.	370,000	389,008
		4,428,812
HUNGARY — 0.0% (a)
Opus Global Nyrt	78,110	114,928
INDIA — 17.1%
63 Moons Technologies Ltd.	16,203	154,329
Aarti Drugs Ltd.	1,884	7,501
Aarti Pharmalabs Ltd.	32,830	287,787
Security Description	Shares	Value
Action Construction Equipment Ltd.	33,775	$496,751
ADF Foods Ltd.	62,049	170,875
Aditya Vision Ltd. (d)	19,446	101,413
Advanced Enzyme Technologies Ltd.	47,044	153,809
Aether Industries Ltd. (c)	16,103	156,560
AGI Greenpac Ltd.	19,758	172,331
Ahluwalia Contracts India Ltd.	26,407	253,094
Akzo Nobel India Ltd.	7,419	312,306
Alembic Ltd.	57,781	66,615
Alivus Life Sciences Ltd. (c)	11,557	146,186
Alkyl Amines Chemicals	1,925	36,444
Allcargo Logistics Ltd.	218,813	73,217
Alok Industries Ltd. (c)	683,992	120,437
Amber Enterprises India Ltd. (c)	11,626	980,822
AMI Organics Ltd.	16,579	473,439
Amrutanjan Health Care Ltd.	21,957	167,518
Anand Rathi Wealth Ltd.	24,122	539,660
Andhra Sugars Ltd.	990	773
Antony Waste Handling Cell Ltd. (c) (d)	12,705	79,443
Anup Engineering Ltd.	4,609	187,412
Anupam Rasayan India Ltd.	23,667	210,275
Apcotex Industries Ltd.	6,091	23,784
Apeejay Surrendra Park Hotels Ltd. (c)	47,573	81,507
Apollo Micro Systems Ltd.	87,953	126,281
Apollo Pipes Ltd.	26,812	118,842
Aptech Ltd.	31,687	43,353
Aptus Value Housing Finance India Ltd.	134,957	465,396
Archean Chemical Industries Ltd.	27,738	168,072
Artemis Medicare Services Ltd.	30,878	98,791
Arvind Fashions Ltd.	61,548	268,882
Arvind Ltd.	129,493	477,460
Arvind SmartSpaces Ltd.	10,669	88,126
Asahi India Glass Ltd.	78,921	555,903
Ashapura Minechem Ltd. (c)	38,721	162,726
Ashiana Housing Ltd.	24,214	83,062
Ashoka Buildcon Ltd. (c)	102,868	231,690
ASK Automotive Ltd.	20,478	106,783
Astec Lifesciences Ltd. (c)	4,191	33,110
Astra Microwave Products Ltd.	35,256	277,333
AstraZeneca Pharma India Ltd.	4,495	452,676
AurionPro Solutions Ltd.	23,885	448,274
Avalon Technologies Ltd. (c) (d)	17,309	153,411
Avantel Ltd.	59,782	79,217
Avanti Feeds Ltd.	25,296	270,399
AXISCADES Technologies Ltd. (c)	14,614	152,565
Azad Engineering Ltd. (c)	7,084	112,688
Bajaj Consumer Care Ltd. (c)	48,048	88,397
Bajaj Electricals Ltd.	38,743	246,584
Bajaj Hindusthan Sugar Ltd. (c)	527,012	120,049
Bajel Projects Ltd. (c)	19,901	38,171

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Balaji Amines Ltd.	4,826	$68,159
Balmer Lawrie & Co. Ltd.	59,112	127,668
Balmer Lawrie Investments Ltd. Class A	79,967	63,031
Balrampur Chini Mills Ltd.	75,991	486,766
Balu Forge Industries Ltd.	18,261	136,628
Banco Products India Ltd.	25,972	104,909
BEML Ltd.	12,952	487,872
BF Utilities Ltd. (c)	11,950	105,089
Bhagiradha Chemicals & Industries Ltd.	25,799	83,927
Bhansali Engineering Polymers Ltd.	58,466	74,498
Bharat Bijlee Ltd.	6,175	208,273
Bharat Rasayan Ltd.	744	92,082
Birla Corp. Ltd.	19,403	239,687
BL Kashyap & Sons Ltd. (c)	57,634	34,585
Black Box Ltd. (c)	18,768	79,103
BLS International Services Ltd.	69,464	323,985
Blue Jet Healthcare Ltd.	15,123	156,560
Bombay Burmah Trading Co.	14,506	299,412
Bombay Dyeing & Manufacturing Co. Ltd.	77,030	116,907
Bondada Engineering Ltd.	15,600	68,434
Borosil Ltd. (c)	18,568	72,580
Borosil Renewables Ltd. (c)	36,817	206,091
Brookfield India Real Estate Trust REIT (d)	172,806	585,566
Campus Activewear Ltd.	72,934	196,729
Can Fin Homes Ltd.	64,881	508,170
Capacit'e Infraprojects Ltd. (c)	25,796	105,783
Caplin Point Laboratories Ltd.	16,649	389,537
Capri Global Capital Ltd.	173,126	344,763
Care Ratings Ltd.	13,585	175,788
Cartrade Tech Ltd. (c)	22,706	436,985
Carysil Ltd.	20,474	149,412
CCL Products India Ltd.	48,177	312,829
CE Info Systems Ltd.	10,203	201,661
Ceat Ltd.	14,173	477,477
Century Enka Ltd.	8,460	53,637
Century Plyboards India Ltd.	48,938	405,915
Cera Sanitaryware Ltd.	3,662	241,590
Chalet Hotels Ltd. (c)	41,707	399,857
Chemplast Sanmar Ltd. (c)	51,723	263,267
Chennai Petroleum Corp. Ltd.	31,657	227,819
Chennai Super Kings Cricket Ltd. (c) (e)	418,560	—
Choice International Ltd. (c)	34,073	200,059
City Union Bank Ltd.	216,806	398,696
Clean Science & Technology Ltd.	16,927	231,182
CMS Info Systems Ltd.	94,570	510,566
Concord Biotech Ltd.	24,770	487,039
Confidence Petroleum India Ltd.	110,703	60,770
Cosmo First Ltd.	9,420	67,824
Craftsman Automation Ltd.	8,386	478,529
CSB Bank Ltd. (c)	68,130	240,923
Security Description	Shares	Value
Cupid Ltd. (c)	99,698	$73,054
Cyient DLM Ltd. (c)	13,403	71,764
Data Patterns India Ltd.	14,546	287,601
Datamatics Global Services Ltd.	17,112	128,451
DB Corp. Ltd.	38,891	105,290
DCB Bank Ltd.	133,335	174,733
DCW Ltd. (c)	98,039	89,227
Dcx Systems Ltd. (c)	29,141	78,140
Deccan Gold Mines Ltd. (c)	60,542	66,866
Deepak Fertilisers & Petrochemicals Corp. Ltd.	45,452	593,565
Dhampur Sugar Mills Ltd. (c)	936	1,311
Dhani Services Ltd. (c)	325,586	216,518
Dhanuka Agritech Ltd.	6,101	92,355
Dilip Buildcon Ltd. (d)	39,360	219,151
Dish TV India Ltd. (c)	457,189	30,115
Dishman Carbogen Amcis Ltd. (c)	51,206	130,477
Dodla Dairy Ltd.	18,715	253,314
Doms Industries Ltd.	4,834	162,726
Dreamfolks Services Ltd.	14,230	36,211
Dwarikesh Sugar Industries Ltd. (c)	91,074	39,222
Dynamatic Technologies Ltd.	2,073	150,679
Easy Trip Planners Ltd. (c)	501,619	68,723
eClerx Services Ltd.	14,760	479,552
Edelweiss Financial Services Ltd.	391,079	411,749
EID Parry India Ltd. (c)	75,220	691,367
Elecon Engineering Co. Ltd.	62,832	330,176
Electronics Mart India Ltd. (c)	67,648	96,281
Electrosteel Castings Ltd.	222,992	256,302
Embassy Developments Ltd. (c)	317,857	430,863
EMS Ltd.	11,237	81,274
eMudhra Ltd.	19,120	190,669
Engineers India Ltd.	141,833	266,466
Epigral Ltd.	8,789	195,796
EPL Ltd.	86,138	203,281
Equitas Small Finance Bank Ltd. (d)	254,657	163,808
Eris Lifesciences Ltd. (d)	23,380	387,699
ESAB India Ltd.	2,905	153,914
Ethos Ltd. (c)	7,205	209,446
Eureka Forbes Ltd. (c)	54,885	348,198
Eveready Industries India Ltd.	30,966	109,829
Exicom Tele-Systems Ltd. (c)	24,423	42,130
FDC Ltd.	32,770	151,040
FIEM Industries Ltd.	11,909	196,144
Fine Organic Industries Ltd.	4,857	227,699
Fineotex Chemical Ltd.	48,009	129,093
Force Motors Ltd.	2,731	289,028
G R Infraprojects Ltd.	14,221	173,527
Gabriel India Ltd.	51,371	348,353
Galaxy Surfactants Ltd.	6,816	163,346
Gallantt Ispat Ltd.	17,879	79,760
Ganesh Housing Corp. Ltd.	14,861	184,153

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ganesha Ecosphere Ltd.	5,553	$101,159
Garware Hi-Tech Films Ltd.	5,592	258,084
Garware Technical Fibres Ltd.	28,330	286,606
Gateway Distriparks Ltd.	237,171	166,129
GE Power India Ltd. (c)	19,150	55,958
Genesys International Corp. Ltd. (c)	11,863	99,973
Gensol Engineering Ltd. (c)	10,187	21,990
Genus Power Infrastructures Ltd.	74,401	227,801
Geojit Financial Services Ltd.	66,190	55,486
GHCL Ltd.	58,414	420,204
Globus Spirits Ltd.	3,893	47,920
GMM Pfaudler Ltd.	14,297	169,595
Go Fashion India Ltd. (c)	19,135	150,644
Godawari Power & Ispat Ltd.	136,303	287,237
Godrej Agrovet Ltd. (d)	35,937	316,894
Gokaldas Exports Ltd. (c)	37,358	352,436
Goodluck India Ltd.	8,269	67,600
Granules India Ltd.	98,664	561,411
Graphite India Ltd.	48,250	269,807
Grauer & Weil India Ltd.	83,612	80,244
Gravita India Ltd.	14,683	314,704
Greaves Cotton Ltd.	89,890	225,902
Greenlam Industries Ltd.	94,034	259,474
Greenpanel Industries Ltd.	39,991	106,162
Greenply Industries Ltd.	52,885	177,083
Gufic Biosciences Ltd.	22,510	88,568
Gujarat Alkalies & Chemicals Ltd.	14,597	98,916
Gujarat Ambuja Exports Ltd.	122,129	145,916
Gujarat Industries Power Co. Ltd.	40,239	84,934
Gujarat Mineral Development Corp. Ltd.	54,621	169,488
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	54,284	315,298
Gujarat Pipavav Port Ltd.	188,478	304,506
Gujarat State Fertilizers & Chemicals Ltd.	158,667	329,094
Gulf Oil Lubricants India Ltd.	6,926	92,875
Happiest Minds Technologies Ltd.	30,280	211,391
Happy Forgings Ltd.	5,754	52,967
Harsha Engineers Ltd. (d)	22,809	99,191
Hathway Cable & Datacom Ltd. (c)	440,736	67,034
HealthCare Global Enterprises Ltd. (c)	27,138	172,120
HEG Ltd.	61,701	348,560
HeidelbergCement India Ltd.	26,651	61,672
Hemisphere Properties India Ltd. (c)	68,100	98,574
Heritage Foods Ltd.	20,446	92,108
Hester Biosciences Ltd.	3,222	47,290
HG Infra Engineering Ltd.	12,886	159,325
Hikal Ltd.	25,914	121,107
Security Description	Shares	Value
Hinduja Global Solutions Ltd.	5,133	$27,958
Hindustan Construction Co. Ltd. (c)	885,379	267,771
Hindustan Foods Ltd. (c)	34,934	231,476
Hindustan Oil Exploration Co. Ltd. (c)	72,255	144,607
Hindware Home Innovation Ltd.	50,723	124,320
HI-Tech Pipes Ltd.	47,715	57,221
Hle Glascoat Ltd.	7,364	21,573
Home First Finance Co. India Ltd. (d)	30,411	360,833
Honasa Consumer Ltd. (c)	62,109	168,482
Honda India Power Products Ltd.	2,559	60,633
HPL Electric & Power Ltd.	14,486	69,987
ICRA Ltd.	2,094	134,869
ideaForge Technology Ltd. (c)	13,819	55,981
IFB Industries Ltd. (c)	6,045	94,039
IIFL Capital Services Ltd.	80,908	206,036
Imagicaaworld Entertainment Ltd. (c)	105,064	81,263
Indegene Ltd. (c)	16,955	114,756
India Cements Ltd. (c)	11,118	36,031
India Glycols Ltd.	10,010	129,973
India Pesticides Ltd.	57,857	90,604
India Shelter Finance Corp. Ltd. (c)	12,538	121,445
Indo Count Industries Ltd.	76,435	227,098
Indoco Remedies Ltd.	1,882	5,128
Indraprastha Medical Corp. Ltd.	23,393	105,672
Infibeam Avenues Ltd.	974,052	188,605
Ingersoll Rand India Ltd.	5,933	248,291
Innova Captab Ltd. (c)	12,586	129,412
Inox Green Energy Services Ltd. (c)	99,873	138,991
INOX India Ltd. (c)	8,843	103,517
Insolation Energy Ltd. (c)	27,000	81,816
Intellect Design Arena Ltd.	60,506	490,362
IOL Chemicals & Pharmaceuticals Ltd.	99,410	71,121
ION Exchange India Ltd.	52,699	288,026
ISGEC Heavy Engineering Ltd.	19,863	243,964
ITD Cementation India Ltd.	53,759	350,521
J Kumar Infraprojects Ltd.	32,424	240,660
Jai Balaji Industries Ltd. (c)	112,195	181,014
Jai Corp. Ltd.	36,172	38,025
Jain Irrigation Systems Ltd. (c)	243,688	163,651
Jaiprakash Power Ventures Ltd. (c)	3,332,056	555,521
Jammu & Kashmir Bank Ltd.	231,267	249,740
Jamna Auto Industries Ltd.	157,948	139,279
Jana Small Finance Bank Ltd. (c)	15,497	73,802
Jayaswal NECO Industries Ltd. (c)	123,373	43,216
Jindal Poly Films Ltd.	11,103	89,418
Jindal Worldwide Ltd.	117,265	97,917

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
JITF Infralogistics Ltd. (c)	8,960	$40,045
JK Lakshmi Cement Ltd.	42,610	385,907
JK Paper Ltd.	50,054	182,917
JK Tyre & Industries Ltd.	80,705	261,974
JM Financial Ltd.	288,854	324,736
JNK India Ltd.	9,158	36,751
Johnson Controls-Hitachi Air Conditioning India Ltd. (c)	4,144	85,770
JSW Holdings Ltd. (c)	1,230	330,780
JTEKT India Ltd.	62,836	91,689
JTL Industries Ltd.	92,890	82,574
Jubilant Ingrevia Ltd.	50,698	385,488
Jubilant Pharmova Ltd.	45,724	479,267
Juniper Hotels Ltd. (c)	23,824	69,823
Jupiter Life Line Hospitals Ltd.	7,848	146,594
Just Dial Ltd. (c)	14,217	135,662
Jyoti Structures Ltd. (c)	480,204	95,847
Kalyani Steels Ltd.	11,378	101,789
Karnataka Bank Ltd.	120,584	248,088
KCP Ltd.	83,386	196,357
KDDL Ltd.	5,232	200,000
Kennametal India Ltd.	1,843	47,376
Keystone Realtors Ltd. (c)	13,372	83,207
Kingfa Science & Technology India Ltd.	2,547	87,886
Kiri Industries Ltd. (c)	33,214	242,210
Kirloskar Brothers Ltd.	15,854	317,683
Kirloskar Ferrous Industries Ltd.	34,334	188,858
Kirloskar Industries Ltd.	1,548	56,524
Kirloskar Pneumatic Co. Ltd.	23,226	321,369
KNR Constructions Ltd.	114,885	306,633
Kolte-Patil Developers Ltd.	17,285	65,482
Kovai Medical Center & Hospital Ltd.	1,378	83,521
KP Energy Ltd.	23,120	100,259
KPI Green Energy Ltd. (d)	60,156	287,504
KRBL Ltd.	33,556	107,806
Krsnaa Diagnostics Ltd.	8,200	75,589
KSB Ltd.	38,472	321,288
LA Opala RG Ltd.	56,243	139,850
Latent View Analytics Ltd. (c)	33,662	144,754
Laxmi Organic Industries Ltd.	26,359	54,046
Lemon Tree Hotels Ltd. (c) (d)	341,080	512,423
LG Balakrishnan & Bros Ltd.	16,019	223,232
Lloyds Engineering Works Ltd.	328,372	221,367
Lloyds Enterprises Ltd.	227,403	118,421
LMW Ltd.	4,200	785,495
LT Foods Ltd.	117,474	523,649
Lumax Auto Technologies Ltd.	28,772	181,760
LUX Industries Ltd.	4,258	68,516
Magellanic Cloud Ltd.	139,251	100,765
Mahanagar Telephone Nigam Ltd. (c)	176,803	88,906
Maharashtra Scooters Ltd.	2,850	374,270
Maharashtra Seamless Ltd.	28,719	229,406
Security Description	Shares	Value
Mahindra Holidays & Resorts India Ltd. (c)	72,247	$240,859
Mahindra Lifespace Developers Ltd.	54,053	189,120
Mahindra Logistics Ltd. (d)	15,883	48,612
Maithan Alloys Ltd.	7,087	72,879
Man Industries India Ltd. (c)	21,776	67,925
Man Infraconstruction Ltd.	111,156	193,422
Manali Petrochemicals Ltd.	78,268	51,399
Manappuram Finance Ltd.	354,145	964,372
Mangalam Cement Ltd.	9,491	85,485
Manorama Industries Ltd.	10,181	126,368
Marksans Pharma Ltd.	182,096	473,964
MAS Financial Services Ltd. (d)	58,666	168,889
Mastek Ltd.	9,435	240,769
Max Estates Ltd. (c)	17,385	79,163
Mayur Uniquoters Ltd.	23,535	130,283
Medi Assist Healthcare Services Ltd. (d)	15,803	84,143
Medplus Health Services Ltd. (c)	24,037	213,731
Metropolis Healthcare Ltd. (c) (d)	13,733	251,379
Minda Corp. Ltd.	64,536	407,198
Mishra Dhatu Nigam Ltd. (d)	60,371	192,042
MM Forgings Ltd.	14,342	56,816
MMTC Ltd. (c)	99,703	60,868
MOIL Ltd.	54,449	205,762
Mold-Tek Packaging Ltd.	6,478	31,927
Monarch Networth Capital Ltd.	20,271	78,430
Morepen Laboratories Ltd. (c)	210,190	117,646
Moschip Technologies Ltd. (c)	40,190	68,674
MPS Ltd.	3,820	127,316
Mrs Bectors Food Specialities Ltd.	20,371	348,301
MSTC Ltd.	18,914	112,835
MTAR Technologies Ltd. (c)	15,164	227,294
Muthoot Microfin Ltd. (c)	38,575	55,440
National Fertilizers Ltd.	73,483	69,105
Nava Ltd.	67,702	410,897
Navin Fluorine International Ltd.	8,417	414,668
Navneet Education Ltd.	74,185	121,190
Nazara Technologies Ltd. (c)	24,534	272,085
NELCO Ltd.	12,360	130,147
Neogen Chemicals Ltd.	6,542	118,127
NESCO Ltd.	22,223	237,005
Netweb Technologies India Ltd.	4,643	82,278
Network18 Media & Investments Ltd. (c)	323,747	164,425
Neuland Laboratories Ltd.	5,258	742,604
Newgen Software Technologies Ltd.	35,787	417,147
Nibe Ltd.	1,835	22,444
NIIT Learning Systems Ltd.	55,902	271,196
NIIT Ltd.	55,902	80,276
Nitin Spinners Ltd.	20,363	75,999
NMDC Steel Ltd. (c)	791,333	308,858
NOCIL Ltd.	76,994	157,650

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NRB Bearings Ltd.	40,054	$95,139
Nucleus Software Exports Ltd.	6,519	61,222
Nuvoco Vistas Corp. Ltd. (c)	94,232	339,344
Olectra Greentech Ltd.	27,907	381,192
Onesource Specialty Pharma Ltd. (c)	23,538	482,547
Optiemus Infracom Ltd. (c)	15,326	76,664
Orchid Pharma Ltd. (c)	6,787	61,627
Orient Cement Ltd.	81,789	325,300
Orient Electric Ltd.	69,193	168,440
Orient Green Power Co. Ltd. (c)	478,749	65,814
Orissa Minerals Development Co. Ltd. (c)	2,591	151,321
Paisalo Digital Ltd.	386,423	153,896
Paradeep Phosphates Ltd. (d)	279,124	337,734
Parag Milk Foods Ltd. Class F (d)	51,064	89,286
Paras Defence & Space Technologies Ltd. (c)	12,327	138,150
Patel Engineering Ltd. (c)	304,977	139,443
PC Jeweller Ltd. (c)	991,460	151,493
PCBL Chemical Ltd.	113,578	562,558
PDS Ltd.	12,549	64,013
Pearl Global Industries Ltd.	8,257	127,348
Pennar Industries Ltd. (c)	55,649	122,272
PG Electroplast Ltd.	73,540	788,637
Piccadily Agro Industries Ltd. (c)	13,758	90,921
Pilani Investment & Industries Corp. Ltd.	1,576	70,406
Pitti Engineering Ltd.	7,022	86,020
PNC Infratech Ltd.	80,832	239,453
Pokarna Ltd.	6,724	100,696
Polyplex Corp. Ltd.	6,546	91,501
Power Mech Projects Ltd.	7,768	246,988
Praj Industries Ltd.	82,597	536,184
Prakash Industries Ltd.	87,731	163,304
PRAVEG Ltd.	10,108	60,916
Precision Wires India Ltd.	47,965	74,154
Premier Explosives Ltd.	15,049	59,273
Pricol Ltd. (c)	46,017	243,053
Prince Pipes & Fittings Ltd.	22,166	63,602
Prism Johnson Ltd. (c)	86,512	137,067
Privi Speciality Chemicals Ltd.	5,586	111,432
Procter & Gamble Health Ltd.	5,010	301,664
Protean eGov Technologies Ltd.	16,207	254,238
Prudent Corporate Advisory Services Ltd.	4,319	118,068
PTC India Financial Services Ltd. (c)	165,245	60,455
PTC India Ltd.	171,921	329,088
Punjab Chemicals & Crop Protection Ltd.	180	1,952
Puravankara Ltd. (c)	16,191	46,817
PVR Inox Ltd. (c)	46,248	493,768
Quess Corp. Ltd. (d)	37,193	283,367
R Systems International Ltd.	17,936	68,504
Railtel Corp. of India Ltd.	63,177	223,630
Security Description	Shares	Value
Rain Industries Ltd.	122,910	$193,843
Rainbow Children's Medicare Ltd.	35,321	579,244
Rajesh Exports Ltd. (c)	68,004	147,636
Rajoo Engineers Ltd.	13,639	15,670
Rajratan Global Wire Ltd.	9,486	32,529
Rallis India Ltd.	60,689	152,148
Ramco Industries Ltd.	53,060	140,707
Ramky Infrastructure Ltd. (c)	13,060	68,492
Rane Holdings Ltd.	4,085	60,977
Rashtriya Chemicals & Fertilizers Ltd.	106,839	156,898
Rategain Travel Technologies Ltd. (c)	33,773	175,834
RattanIndia Enterprises Ltd. (c)	230,109	110,515
RattanIndia Power Ltd. (c)	1,925,217	220,514
Raymond Lifestyle Ltd. (c)	18,649	228,366
Raymond Ltd.	22,932	376,407
RBL Bank Ltd. (d)	303,239	615,649
Redington Ltd.	380,309	1,081,003
Redtape Ltd.	116,560	199,048
Refex Industries Ltd. (c)	27,176	120,408
Reliance Infrastructure Ltd. (c)	180,671	546,711
Reliance Power Ltd. (c)	1,871,952	941,314
Religare Enterprises Ltd. (c)	72,338	198,879
Repco Home Finance Ltd.	33,122	129,857
Responsive Industries Ltd.	78,834	174,339
Restaurant Brands Asia Ltd. (c)	93,845	66,371
Rhi Magnesita India Ltd.	43,880	260,438
Rico Auto Industries Ltd.	72,243	51,026
RITES Ltd.	96,258	251,556
Rolex Rings Ltd. (c)	9,173	137,274
Rossari Biotech Ltd.	10,597	74,965
Route Mobile Ltd.	5,794	63,192
RPG Life Sciences Ltd.	3,645	97,297
RPSG Ventures Ltd. (c)	10,846	107,391
Rupa & Co. Ltd.	28,663	59,886
Safari Industries India Ltd.	16,572	383,218
Sai Silks Kalamandir Ltd.	51,458	79,313
Saksoft Ltd.	33,623	57,870
Salasar Techno Engineering Ltd. (c) (d)	420,598	40,154
Salzer Electronics Ltd.	8,418	106,130
SAMHI Hotels Ltd. (c)	47,716	78,614
Sammaan Capital Ltd.	274,983	344,563
Sandhar Technologies Ltd.	13,814	61,528
Sandur Manganese & Iron Ores Ltd.	44,184	227,479
Sanghvi Movers Ltd.	29,880	85,337
Sanofi India Ltd.	5,931	397,290
Sansera Engineering Ltd. (d)	14,828	211,085
Sarda Energy & Minerals Ltd.	38,773	233,121
Saregama India Ltd.	57,262	342,778
Sasken Technologies Ltd.	7,711	140,692
Satin Creditcare Network Ltd. (c)	8,686	14,530
SBFC Finance Ltd. (c)	125,195	129,249

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Senco Gold Ltd.	18,636	$59,382
SEPC Ltd. (c)	412,979	67,934
Sequent Scientific Ltd. (c)	69,658	106,615
SG Mart Ltd. (c)	20,563	77,780
Shaily Engineering Plastics Ltd.	9,777	209,026
Shakti Pumps India Ltd.	25,014	286,978
Shanthi Gears Ltd.	10,557	58,144
Sharda Cropchem Ltd.	22,280	148,985
Sharda Motor Industries Ltd.	3,886	71,889
Share India Securities Ltd.	53,108	102,634
Sheela Foam Ltd. (c)	13,375	111,103
Shilchar Technologies Ltd.	1,490	91,873
Shilpa Medicare Ltd. (c)	34,707	269,380
Shipping Corp. of India Land & Assets Ltd.	114,204	61,770
Shipping Corp. of India Ltd.	120,391	232,803
Shivalik Bimetal Controls Ltd.	20,533	110,998
Shoppers Stop Ltd. (c)	28,315	181,490
Shree Renuka Sugars Ltd. (c)	539,307	174,022
Shriram Properties Ltd. (c)	69,915	59,312
Sigachi Industries Ltd.	153,249	63,094
SIS Ltd. (c)	1,966	7,473
SJS Enterprises Ltd.	16,752	177,050
Skipper Ltd.	22,370	114,438
SML ISUZU Ltd.	4,063	74,527
Sobha Ltd.	25,211	361,253
Solara Active Pharma Sciences Ltd. (c)	11,470	68,869
SOM Distilleries & Breweries Ltd. (c)	91,770	132,256
Somany Ceramics Ltd.	13,715	67,329
South Indian Bank Ltd.	705,873	190,523
Spandana Sphoorty Financial Ltd. (c)	24,245	66,660
SpiceJet Ltd. (c)	128,382	66,600
Star Cement Ltd. (c)	91,724	230,747
Steel Strips Wheels Ltd.	40,987	85,554
Sterling & Wilson Renewable (c)	71,805	210,318
Sterlite Technologies Ltd. (c)	95,630	90,536
Stove Kraft Ltd.	11,510	94,877
Strides Pharma Science Ltd.	47,077	368,586
Stylam Industries Ltd. (c)	6,300	121,423
Styrenix Performance Materials Ltd.	3,811	121,724
Subros Ltd.	12,144	79,629
Sudarshan Chemical Industries Ltd.	26,971	312,459
Sula Vineyards Ltd.	32,780	103,300
Sun Pharma Advanced Research Co. Ltd. (c)	51,007	88,268
Sundaram-Clayton Ltd.	3,314	85,577
Sunflag Iron & Steel Co. Ltd. (c)	42,404	116,467
Sunteck Realty Ltd.	37,589	170,326
Suprajit Engineering Ltd.	65,069	286,358
Supriya Lifescience Ltd.	22,015	189,094
Surya Roshni Ltd.	55,204	157,831
Security Description	Shares	Value
Suryoday Small Finance Bank Ltd. (c)	53,878	$63,231
Suven Life Sciences Ltd. (c)	58,419	77,692
Swaraj Engines Ltd.	6,317	288,196
Symphony Ltd.	14,593	191,426
Syrma SGS Technology Ltd.	41,931	225,617
Talbros Automotive Components Ltd.	24,752	68,384
Tamil Nadu Newsprint & Papers Ltd.	58,937	87,082
Tamilnad Mercantile Bank Ltd.	32,737	157,380
Tanla Platforms Ltd.	32,130	175,644
TARC Ltd. (c)	42,553	61,301
Tarsons Products Ltd.	17,807	62,886
Tasty Bite Eatables Ltd.	702	67,506
Tatva Chintan Pharma Chem Pvt Ltd.	8,669	68,680
TCI Express Ltd.	7,658	54,900
TCPL Packaging Ltd.	2,178	116,334
TD Power Systems Ltd.	72,578	348,571
TeamLease Services Ltd. (c)	7,328	155,202
Technocraft Industries India Ltd. (c)	4,314	132,533
Tega Industries Ltd.	13,275	229,196
Texmaco Rail & Engineering Ltd.	137,427	216,577
Thanga Mayil Jewellery Ltd.	5,383	126,500
Thirumalai Chemicals Ltd.	64,872	184,000
Thomas Cook India Ltd.	106,593	167,997
Thyrocare Technologies Ltd. (d)	7,467	59,375
Tilaknagar Industries Ltd.	79,566	220,390
Time Technoplast Ltd.	82,222	401,815
Tips Music Ltd.	26,092	193,006
Tourism Finance Corp. of India Ltd.	49,606	98,571
Transformers & Rectifiers India Ltd.	38,646	242,440
Transport Corp. of India Ltd.	18,777	242,202
Triveni Engineering & Industries Ltd.	59,579	267,983
TTK Prestige Ltd.	29,029	201,876
TVS Srichakra Ltd.	2,091	61,651
TVS Supply Chain Solutions Ltd. (c)	61,296	86,595
Uflex Ltd.	35,195	204,794
Ujjivan Small Finance Bank Ltd. (d)	422,398	170,051
Unichem Laboratories Ltd. (c)	14,170	115,535
Uniparts India Ltd.	16,922	60,820
Unitech Ltd. (c)	1,003,326	69,375
Universal Cables Ltd.	12,866	74,594
Urja Global Ltd. (c)	386,614	52,063
Usha Martin Ltd.	113,657	448,591
UTI Asset Management Co. Ltd.	52,891	652,996
Utkarsh Small Finance Bank Ltd.	180,251	46,459
V2 Retail Ltd. (c)	7,668	154,176

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
VA Tech Wabag Ltd. (c)	28,925	$492,272
Vadilal Industries Ltd.	2,018	108,426
Vaibhav Global Ltd.	25,218	64,611
Valor Estate Ltd. (c)	132,265	233,093
Vardhman Textiles Ltd.	69,986	323,554
Varroc Engineering Ltd. (c) (d)	29,718	149,559
Vascon Engineers Ltd. (c)	128,460	55,609
Veedol Corporation Ltd.	3,608	57,630
Venky's India Ltd.	4,132	78,185
Venus Pipes & Tubes Ltd. (d)	4,596	64,916
Vesuvius India Ltd.	6,424	342,310
Vijaya Diagnostic Centre Ltd.	29,531	347,991
Vindhya Telelinks Ltd.	5,236	78,406
VIP Industries Ltd. (c)	49,672	162,547
Vishnu Prakash R Punglia Ltd. (c)	37,052	70,595
V-Mart Retail Ltd. (c)	5,361	182,568
VRL Logistics Ltd.	22,729	125,834
VST Industries Ltd.	45,500	140,137
VST Tillers Tractors Ltd.	3,212	145,866
Waaree Renewable Technologies Ltd.	11,387	120,921
Walchandnagar Industries Ltd. (c)	26,203	47,499
Websol Energy System Ltd. (c)	12,287	171,649
Welspun Enterprises Ltd.	39,353	222,451
Welspun Speciality Solutions L (c)	165,230	51,460
West Coast Paper Mills Ltd.	19,131	91,478
Westlife Foodworld Ltd. (c)	40,565	332,123
Wheels India Ltd.	9,940	67,393
Wockhardt Ltd. (c)	44,969	749,409
Wonderla Holidays Ltd.	14,386	110,042
WPIL Ltd.	16,379	82,467
XPRO India Ltd.	6,535	89,600
Yatharth Hospital & Trauma Care Services Ltd. Class C (c)	18,654	92,689
Zaggle Prepaid Ocean Services Ltd. (c)	25,785	108,950
Zee Entertainment Enterprises Ltd.	460,367	529,673
Zen Technologies Ltd.	22,252	384,927
Zydus Wellness Ltd.	13,227	260,060
		109,552,824
INDONESIA — 1.7%
ABM Investama Tbk. PT	434,000	80,196
AKR Corporindo Tbk. PT	6,823,800	451,211
Arwana Citramulia Tbk. PT	1,506,900	61,423
Aspirasi Hidup Indonesia Tbk. PT	3,049,814	92,084
Astra Agro Lestari Tbk. PT	293,222	99,157
Astra Otoparts Tbk. PT	1,311,700	156,438
Asuransi Tugu Pratama Indonesia Tbk. PT	1,148,400	67,267
Bank BTPN Syariah Tbk. PT	764,624	41,787
Security Description	Shares	Value
Bank Danamon Indonesia Tbk. PT	1,814,788	$267,396
Bank OCBC Nisp Tbk. PT (c)	4,245,700	344,835
Bank Pan Indonesia Tbk. PT (c)	1,450,200	145,370
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,648,700	82,634
Bank Pembangunan Daerah Jawa Timur Tbk. PT (c)	5,332,700	161,011
Bank Tabungan Negara Persero Tbk. PT (c)	4,861,699	259,819
BFI Finance Indonesia Tbk. PT	5,995,395	295,063
Bintang Oto Global Tbk. PT (c)	3,177,463	127,597
Blue Bird Tbk. PT	779,200	71,521
Bumi Resources Minerals Tbk. PT (c)	50,689,300	1,016,235
Bumi Serpong Damai Tbk. PT (c)	7,427,500	361,059
Bumitama Agri Ltd.	648,300	426,862
Cemindo Gemilang PT (c)	3,725,900	202,495
Ciputra Development Tbk. PT	6,875,999	311,413
Dharma Satya Nusantara Tbk. PT	3,547,900	162,826
Erajaya Swasembada Tbk. PT	5,733,300	139,870
ESSA Industries Indonesia Tbk. PT	5,541,500	200,779
Harum Energy Tbk. PT (c)	3,078,670	129,207
Impack Pratama Industri Tbk. PT	5,223,600	95,892
Indo Tambangraya Megah Tbk. PT	103,200	143,022
Indocement Tunggal Prakarsa Tbk. PT	414,000	130,000
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	5,671,765	191,799
Inti Agri Resources Tbk. PT (c) (e)	258,200	—
Japfa Comfeed Indonesia Tbk. PT	3,915,947	475,305
Map Aktif Adiperkasa PT	4,009,900	159,815
Medikaloka Hermina Tbk. PT	7,311,453	468,004
Metrodata Electronics Tbk. PT	5,484,145	180,487
Mitra Adiperkasa Tbk. PT	3,791,700	309,106
Mitra Pinasthika Mustika Tbk. PT	1,380,500	82,530
Pabrik Kertas Tjiwi Kimia Tbk. PT	938,685	277,751
Pacific Strategic Financial Tbk. PT (c)	5,931,800	370,738
Pakuwon Jati Tbk. PT	12,651,300	259,749
Panin Financial Tbk. PT (c)	6,763,700	150,304
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,537,623	170,094
Rimo International Lestari Tbk. PT (c) (e)	100,200	—
Saratoga Investama Sedaya Tbk. PT	1,629,500	157,932
Sariguna Primatirta Tbk. PT	881,200	76,094

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sawit Sumbermas Sarana Tbk. PT (c)	3,074,900	$298,020
Selamat Sempurna Tbk. PT	2,013,500	206,700
Semen Indonesia Persero Tbk. PT	1,313,100	210,128
Sumber Tani Agung Resources Tbk. PT	1,214,500	63,805
Summarecon Agung Tbk. PT	3,095,115	73,640
Surya Semesta Internusa Tbk. PT	1,559,000	78,138
Timah Tbk. PT (c)	1,068,712	61,954
Trada Alam Minera Tbk. PT (c) (e)	6,757,200	—
Triputra Agro Persada PT	2,144,700	113,970
Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,176,800	105,173
XL Axiata Tbk. PT	3,891,832	535,832
		11,201,537
KUWAIT — 1.7%
A'ayan Leasing & Investment Co. KSCP	204,522	104,118
Al Mazaya Holding Co. KSCP (c)	414,953	93,781
Ali Alghanim Sons Automotive Co. KSCC	84,538	357,724
Alimtiaz Investment Group KSC (c)	483,470	76,973
Arabi Group Holding KSC (c)	287,929	368,781
Arzan Financial Group for Financing & Investment KPSC	387,544	369,449
Boubyan Petrochemicals Co. KSCP	275,060	612,731
Boursa Kuwait Securities Co. KPSC	77,051	716,045
Combined Group Contracting Co. SAK	51,074	121,061
Commercial Real Estate Co. KSC	1,077,715	580,093
Gulf Cables & Electrical Industries Group Co. KSCP	101,086	655,551
Heavy Engineering & Ship Building Co. KSCP Class B	84,238	242,826
Humansoft Holding Co. KSC	76,177	650,864
IFA Hotels & Resorts-KPSC (c)	25,734	150,198
Integrated Holding Co. KCSC	181,519	333,727
International Financial Advisors KSC (c)	112,624	167,986
Jazeera Airways Co. KSCP (c)	57,558	190,554
Kuwait Cement Co. KSC (c)	127,032	102,565
Kuwait International Bank KSCP	629,958	461,642
Kuwait Projects Co. Holding KSCP (c)	478,475	152,045
Kuwait Real Estate Co. KSC	394,726	432,611
Kuwait Telecommunications Co.	195,516	356,924
Mezzan Holding Co. KSCC	63,187	182,349
Security Description	Shares	Value
National Industries Group Holding SAK	1,333,979	$1,124,626
National Investments Co. KSCP	437,362	360,214
National Real Estate Co. KPSC (c)	716,639	185,666
Rasiyat Holding Co. (c)	90,761	107,712
Salhia Real Estate Co. KSCP	292,503	398,350
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	323,860	161,720
Warba Bank KSCP (c)	1,103,955	791,096
		10,609,982
MALAYSIA — 4.1%
Aeon Co. M Bhd.	369,000	115,585
AEON Credit Service M Bhd.	106,700	149,801
AFFIN Bank Bhd.	631,177	399,686
Alliance Bank Malaysia Bhd.	791,900	824,468
Alpha IVF Group Bhd.	1,396,700	102,294
Ancom Nylex Bhd.	742,518	162,308
Aumas Resources Bhd.	873,900	159,518
Aurelius Technologies Bhd.	142,700	101,940
Axis Real Estate Investment Trust	1,183,719	480,156
Bank Islam Malaysia Bhd.	809,018	466,724
Berjaya Corp. Bhd. (c)	2,151,359	143,020
Bermaz Auto Bhd.	549,200	137,377
Bumi Armada Bhd.	2,581,700	319,985
Bursa Malaysia Bhd.	478,447	839,910
Cahya Mata Sarawak Bhd.	456,700	95,714
Capital A Bhd. (c)	2,070,300	382,568
Capitaland Malaysia Trust REIT	497,613	71,208
Carlsberg Brewery Malaysia Bhd. Class B	109,500	471,313
Chin Hin Group Property Bhd. (c)	194,300	88,885
CTOS Digital Bhd.	1,500,900	388,966
D&O Green Technologies Bhd.	471,324	155,072
Dayang Enterprise Holdings Bhd.	535,900	236,702
DRB-Hicom Bhd.	817,100	123,371
Duopharma Biotech Bhd.	280,291	75,797
DXN Holdings Bhd.	572,300	63,840
Eastern & Oriental Bhd.	521,600	100,500
Eco World Development Group Bhd.	817,400	362,880
EG Industries Bhd.	256,700	117,431
Ekovest Bhd. (c)	1,810,500	116,280
Farm Fresh Bhd.	533,700	210,473
FGV Holdings Bhd.	220,400	54,138
Formosa Prosonic Industries Bhd.	86,000	44,575
Frontken Corp. Bhd.	726,015	610,262
Gas Malaysia Bhd.	226,000	219,506
Genting Plantations Bhd.	319,447	382,976
Greatech Technology Bhd. (c)	584,200	229,072

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hap Seng Plantations Holdings Bhd.	149,400	$65,989
Heineken Malaysia Bhd.	97,800	589,775
Hextar Global Bhd.	994,156	197,151
Hibiscus Petroleum Bhd.	641,660	273,293
Hume Cement Industries Bhd.	118,600	72,430
IGB Real Estate Investment Trust	1,218,100	617,628
ITMAX SYSTEM Bhd.	249,600	222,742
Jaya Tiasa Holdings Bhd.	377,000	101,949
Kelington Group Bhd.	408,942	318,860
Kerjaya Prospek Group Bhd.	204,500	95,395
Keyfield International Bhd.	248,900	122,276
Kossan Rubber Industries Bhd.	946,304	371,058
KPJ Healthcare Bhd.	1,643,664	985,272
KSL Holdings Bhd. (c)	248,000	86,066
Lagenda Properties Bhd.	262,600	75,155
LBS Bina Group Bhd.	639,900	67,054
Leong Hup International Bhd.	1,107,800	158,525
Mah Sing Group Bhd.	1,210,900	343,827
Malakoff Corp. Bhd.	1,383,800	244,796
Malayan Cement Bhd.	189,200	206,788
Malayan Flour Mills Bhd.	862,319	89,390
Malaysia Smelting Corp. Bhd.	152,100	87,404
Malaysian Pacific Industries Bhd.	58,800	253,088
Malaysian Resources Corp. Bhd.	1,631,400	158,085
Matrix Concepts Holdings Bhd.	968,625	296,863
MBM Resources Bhd.	129,200	158,097
MBSB Bhd.	2,352,207	379,003
Mega First Corp. Bhd.	370,819	335,095
Mi Technovation Bhd.	239,100	98,065
MNRB Holdings Bhd.	167,700	75,961
My EG Services Bhd.	3,407,950	698,870
Nationgate Holdings Bhd.	564,100	170,342
NEXG Bhd.	1,240,300	68,479
Nextgreen Global Bhd. (c)	358,200	62,962
Notion VTEC Bhd.	236,900	37,637
Oriental Holdings Bhd.	50,400	81,435
OSK Holdings Bhd.	586,100	235,100
PA Resources Bhd.	1,465,000	70,980
Padini Holdings Bhd.	466,350	225,950
Pavilion Real Estate Investment Trust	900,600	296,310
Pentamaster Corp. Bhd.	532,559	356,439
PIE Industrial Bhd.	175,079	154,661
Ranhill Utilities Bhd. (c)	263,200	73,548
RCE Capital Bhd.	286,200	85,779
Sam Engineering & Equipment M Bhd.	242,400	202,660
Scientex Bhd.	593,364	474,691
SFP Tech Holdings Bhd.	637,800	39,526
SKP Resources Bhd.	371,415	75,748
Solarvest Holdings Bhd. (c)	308,800	116,909
Southern Score Builders Bhd.	720,300	81,161
SP Setia Bhd. Group	1,940,209	515,932
Security Description	Shares	Value
Sports Toto Bhd.	382,272	$121,466
Sunway Construction Group Bhd.	158,800	156,742
Sunway Real Estate Investment Trust	1,971,900	808,757
Supermax Corp. Bhd. (c)	1,477,791	238,112
Syarikat Takaful Malaysia Keluarga Bhd.	368,714	300,788
Ta Ann Holdings Bhd.	250,611	221,385
Tanco Holdings Bhd. (c)	520,500	235,764
Top Glove Corp. Bhd. (c)	3,429,500	626,004
TSH Resources Bhd.	556,172	150,401
Uchi Technologies Bhd.	210,600	148,073
UEM Sunrise Bhd.	887,800	151,051
Unisem M Bhd.	468,382	210,046
UWC Bhd. (c)	458,127	224,031
Velesto Energy Bhd.	3,913,800	145,527
ViTrox Corp. Bhd.	534,400	362,489
VS Industry Bhd.	2,191,200	427,130
VSTECS Bhd.	136,900	90,701
WCE Holdings Bhd. (c)	892,400	150,828
WCT Holdings Bhd. (c)	1,040,100	158,212
Yinson Holdings Bhd.	1,508,590	747,921
YTL Hospitality REIT	297,900	69,818
		26,021,746
MEXICO — 0.9%
Alpek SAB de CV (b)	193,439	98,808
Betterware de Mexico SAPI de CV	4,159	47,288
Bolsa Mexicana de Valores SAB de CV (b)	416,080	691,085
Controladora Vuela Cia de Aviacion SAB de CV Class A (b) (c)	754,514	401,262
FIBRA Macquarie Mexico REIT (d)	547,211	809,920
Fibra MTY SAPI de CV REIT	325,250	187,122
Genomma Lab Internacional SAB de CV Class B	590,075	730,302
Gentera SAB de CV (b)	466,527	719,006
Grupo Herdez SAB de CV	72,711	198,071
Grupo Rotoplas SAB de CV	87,972	51,472
Grupo Televisa SAB (b)	1,106,862	383,052
Grupo Traxion SAB de CV (b) (c) (d)	292,998	225,711
La Comer SAB de CV (b)	331,603	546,722
Megacable Holdings SAB de CV (b)	176,469	370,478
Nemak SAB de CV (b) (c) (d)	779,131	102,068
		5,562,367
MONACO — 0.1%
Costamare, Inc.	31,528	310,235
Safe Bulkers, Inc.	64,694	238,721
		548,956

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PHILIPPINES — 0.7%
Alliance Global Group, Inc.	2,403,783	$255,395
AREIT, Inc.	628,900	434,103
Bloomberry Resorts Corp.	1,516,000	77,356
Converge Information & Communications Technology Solutions, Inc.	1,439,700	466,943
D&L Industries, Inc.	2,238,852	207,356
DigiPlus Interactive Corp.	954,600	602,203
First Gen Corp.	282,500	82,343
LT Group, Inc.	2,247,168	478,296
Manila Water Co., Inc.	721,900	398,007
MREIT, Inc.	589,100	142,681
Philcomsat Holdings Corp. (c) (e)	36,115	—
Puregold Price Club, Inc.	582,700	286,132
Real Commercial REIT, Inc.	2,459,000	270,716
Robinsons Land Corp.	1,435,272	294,453
Robinsons Retail Holdings, Inc.	258,600	170,367
Security Bank Corp.	318,650	389,785
Synergy Grid & Development Phils, Inc.	627,500	128,296
Wilcon Depot, Inc.	711,700	87,183
		4,771,615
POLAND — 1.0%
11 bit studios SA (c)	694	35,255
Asseco Poland SA	38,943	1,586,641
Auto Partner SA	42,509	197,308
Dom Development SA	2,978	164,719
Enea SA (c)	173,364	684,873
Eurocash SA	93,260	211,627
Grupa Kety SA	6,513	1,388,925
Jastrzebska Spolka Weglowa SA (c)	20,010	117,335
Mirbud SA	37,542	127,592
Mo-BRUK SA	1,401	110,187
PKP Cargo SA (c)	24,739	104,621
PlayWay SA	1,616	114,595
Rainbow Tours SA	4,466	166,948
Synektik SA	2,821	156,399
Tauron Polska Energia SA (c)	829,260	1,057,852
TEN Square Games SA (c)	4,777	110,248
Text SA	9,707	132,414
Voxel SA	2,656	97,254
Warsaw Stock Exchange	6,688	78,211
		6,643,004
QATAR — 0.6%
Al Khaleej Takaful Group QSC	160,915	100,986
Al Meera Consumer Goods Co. QSC	70,512	292,234
Baladna (c)	687,498	221,110
Doha Bank QPSC	1,257,534	663,478
Estithmar Holding QPSC (c)	295,317	190,200
Gulf International Services QSC	796,642	672,584
Gulf Warehousing Co.	152,339	129,662
Security Description	Shares	Value
Lesha Bank LLC (c)	831,414	$286,120
Medicare Group	276,369	343,241
Meeza QSTP LLC	118,412	96,395
Qatar Aluminum Manufacturing Co.	607,167	210,949
Qatar National Cement Co. QSC	77,818	74,911
Qatari Investors Group QSC	562,332	228,578
Salam International Investment Ltd. QSC	1,154,128	204,453
United Development Co. QSC	1,279,507	360,904
		4,075,805
RUSSIA — 0.0%
M.Video PJSC (c) (e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
OGK-2 PJSC (c) (e)	21,527,092	—
		—
SAUDI ARABIA — 3.7%
Al Babtain Power & Telecommunication Co.	27,004	331,152
Al Hammadi Holding	22,032	244,630
Al Hassan Ghazi Ibrahim Shaker Co. (c)	15,987	127,006
Al Jouf Agricultural Development Co.	14,608	196,663
Al Jouf Cement Co. (c)	38,597	110,098
Al Khaleej Training & Education Co. (c)	25,485	201,442
Al Maather REIT Fund	14,137	35,803
Al Masane Al Kobra Mining Co.	21,470	331,400
Al Moammar Information Systems Co. (c)	9,461	330,407
Al Rajhi REIT	174,810	386,333
Al Yamamah Steel Industries Co.	17,713	156,537
Alahli REIT Fund 1	16,070	31,145
Alamar Foods	5,096	100,532
Alandalus Property Co. (c)	39,062	244,717
Alaseel Co.	190,701	209,455
Al-Etihad Cooperative Insurance Co.	28,921	117,809
Alinma Retail REIT Fund	156,520	194,445
AlJazira Takaful Ta'awuni Co.	31,081	124,950
Alkhabeer REIT	66,610	103,526
AlKhorayef Water & Power Technologies Co.	9,452	415,766
Almunajem Foods Co.	10,738	249,049
AlSaif Stores For Development & Investment Co. (c)	90,100	191,196
Alujain Corp. (c)	23,234	243,731
Amlak International Finance Co. (c)	54,831	181,255
Anaam International Holding Group Co. (c)	11,411	53,966
Arabian Cement Co.	54,055	387,641
Arabian Pipes Co. (c)	34,100	95,997

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arabian Shield Cooperative Insurance Co. (c)	34,983	$166,004
Armah Sports Co. (c)	3,895	92,207
Arriyadh Development Co.	61,388	544,966
ARTEX Industrial Investment Co. (c)	24,624	94,922
Ataa Educational Co.	18,500	355,096
Ayyan Investment Co. (c)	23,343	107,533
BAAN Holding Group Co. (c)	128,485	79,809
Basic Chemical Industries Ltd. (c)	8,763	66,579
Batic Investments & Logistic Co. (c)	316,682	236,387
Bawan Co.	25,236	353,200
Bonyan REIT	32,924	82,944
Buruj Cooperative Insurance Co. (c)	32,990	164,286
City Cement Co.	73,851	413,444
Derayah REIT	61,676	92,898
East Pipes Integrated Co. for Industry	3,132	125,076
Eastern Province Cement Co.	34,090	328,077
Electrical Industries Co.	275,794	445,552
Etihad Atheeb Telecommunication Co.	7,438	183,417
Fawaz Abdulaziz Al Hokair & Co. (c)	40,545	131,435
First Milling Co.	5,869	98,101
Fitaihi Holding Group (c)	78,704	84,766
Gulf Insurance Group	12,151	87,786
Gulf Union Cooperative Insurance Co. (c)	25,563	103,040
Halwani Brothers Co. (c)	12,697	170,936
Jahez International Co. (c)	75,973	607,606
Jazan Development & Investment Co. (c)	61,179	200,608
Lumi Rental Co. (c)	11,869	219,275
Maharah Human Resources Co.	118,631	191,968
Malath Cooperative Insurance Co. (c)	14,311	54,099
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (c)	30,295	180,263
Methanol Chemicals Co. (c)	20,021	75,043
Middle East Healthcare Co. (c)	27,968	510,732
Middle East Paper Co. (c)	32,672	271,751
Middle East Pharmaceutical Co.	3,964	139,069
Middle East Specialized Cables Co. (c)	11,044	110,702
Modern Mills Co.	10,931	118,166
Najran Cement Co. (c)	94,622	225,008
Nama Chemicals Co. (c)	15,201	129,069
Naqi Water Co.	11,833	188,642
National Gypsum (c)	17,158	97,795
Nayifat Finance Co.	21,305	74,290
Northern Region Cement Co.	46,564	111,473
Security Description	Shares	Value
Perfect Presentation For Commercial Services Co. (c)	84,096	$304,899
Qassim Cement Co.	43,932	616,039
Retal Urban Development Co.	118,806	554,265
Riyad REIT Fund	148,418	249,269
Riyadh Cement Co.	19,236	188,201
Saudi Advanced Industries Co.	22,536	190,448
Saudi Arabia Refineries Co. (c)	674	11,733
Saudi Arabian Amiantit Co. (c)	13,667	89,265
Saudi Automotive Services Co.	24,607	445,420
Saudi Cement Co.	13,235	158,773
Saudi Ceramic Co. (c)	31,098	240,006
Saudi Fisheries Co. (c)	1,341	36,822
Saudi Marketing Co. (c)	26,732	150,938
Saudi Paper Manufacturing Co.	12,777	200,625
Saudi Pharmaceutical Industries & Medical Appliances Corp. (c)	25,237	176,607
Saudi Public Transport Co. (c)	47,082	220,154
Saudi Reinsurance Co. (c)	21,503	276,304
Saudi Steel Pipe Co.	11,351	185,799
Saudi Vitrified Clay Pipe Co. Ltd. (c)	16,214	154,096
Scientific & Medical Equipment House Co.	11,216	125,134
Sedco Capital REIT Fund	79,250	159,932
Seera Group Holding (c)	48,450	317,481
Shams (c)	712,516	155,758
SHL Finance Co. (c)	26,075	126,514
Sinad Holding Co. (c)	65,797	217,154
Southern Province Cement Co.	30,672	272,288
Sumou Real Estate Co.	14,337	182,695
Sustained Infrastructure Holding Co. (c)	40,843	327,737
Tabuk Cement Co.	32,301	114,700
Tanmiah Food Co.	5,564	182,446
Theeb Rent A Car Co.	17,952	335,006
Umm Al-Qura Cement Co. (c)	27,453	144,324
United Electronics Co.	27,390	687,835
United International Transportation Co.	25,851	572,690
United Wire Factories Co.	8,296	57,502
Wafrah for Industry & Development (c)	6,698	60,086
Walaa Cooperative Insurance Co. (c)	34,342	185,118
Yamama Cement Co. (c)	69,600	729,194
Yanbu Cement Co.	56,066	352,440
Zahrat Al Waha For Trading Co.	5,123	42,679
Zamil Industrial Investment Co. (c)	22,270	194,137
		23,503,184
SINGAPORE — 0.3%
Geo Energy Resources Ltd.	562,500	138,104
Guan Chong Bhd.	296,410	247,147
Riverstone Holdings Ltd.	490,800	339,591

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yangzijiang Financial Holding Ltd.	2,095,100	$1,239,197
		1,964,039
SOUTH AFRICA — 3.1%
Adcock Ingram Holdings Ltd.	44,618	117,538
Advtech Ltd.	406,081	727,293
AECI Ltd.	63,392	335,229
Afrimat Ltd. (b)	85,565	270,439
Astral Foods Ltd.	22,550	199,864
Attacq Ltd. REIT	386,646	273,294
AVI Ltd.	216,099	1,041,727
Barloworld Ltd.	98,525	566,233
Burstone Group Ltd. REIT	313,450	140,774
City Lodge Hotels Ltd.	222,124	48,551
Coronation Fund Managers Ltd.	90,941	192,296
Curro Holdings Ltd.	363,333	165,942
DataTec Ltd.	143,864	434,285
Dis-Chem Pharmacies Ltd. (d)	289,203	476,452
DRDGOLD Ltd. (b)	419,450	647,697
Equites Property Fund Ltd. REIT (b)	363,741	277,870
Fairvest Ltd. Class B, REIT	926,211	236,691
Famous Brands Ltd.	54,420	171,617
Fortress Real Estate Investments Ltd. Class B	640,608	656,912
Grindrod Ltd. (b)	439,081	291,019
Hosken Consolidated Investments Ltd.	44,680	327,862
Hyprop Investments Ltd. REIT (b)	244,044	553,189
JSE Ltd. (b)	35,007	235,811
KAP Ltd. (c)	1,392,802	191,595
Life Healthcare Group Holdings Ltd. (b)	952,708	716,400
Motus Holdings Ltd.	115,000	544,865
Netcare Ltd.	888,969	636,569
Ninety One Ltd.	97,486	184,298
Nutun Ltd. (b) (c)	221,317	24,067
Oceana Group Ltd.	75,944	239,494
Omnia Holdings Ltd.	130,888	477,952
Pan African Resources PLC	977,132	545,097
Pick n Pay Stores Ltd. (b) (c)	172,281	256,943
PPC Ltd.	875,338	218,931
PSG Financial Services Ltd.	780,787	766,697
Raubex Group Ltd.	45,101	108,118
Redefine Properties Ltd. REIT	4,627,240	1,051,651
Resilient REIT Ltd.	180,184	557,053
Reunert Ltd.	84,924	279,588
SA Corporate Real Estate Ltd. REIT	1,238,494	179,795
Sappi Ltd.	351,184	691,030
SPAR Group Ltd. (b) (c)	110,514	710,425
Stor-Age Property REIT Ltd.	248,812	197,379
Sun International Ltd.	113,932	256,832
Super Group Ltd. (b)	256,766	390,903
Telkom SA SOC Ltd. (c)	255,113	515,028
Security Description	Shares	Value
Thungela Resources Ltd.	105,203	$577,270
Tsogo Sun Ltd.	219,411	98,421
Vukile Property Fund Ltd. REIT	586,006	555,995
We Buy Cars Holdings Ltd.	200,481	459,129
Wilson Bayly Holmes-Ovcon Ltd.	29,516	289,801
Zeda Ltd.	83,384	50,415
		20,160,326
TAIWAN — 24.5%
91APP, Inc.	75,000	186,356
Aaeon Technology, Inc.	32,542	128,884
Abico Avy Co. Ltd. (b)	136,000	132,303
Ability Enterprise Co. Ltd. (b)	129,000	194,651
Ability Opto-Electronics Technology Co. Ltd. (b)	61,070	274,978
AblePrint Technology Co. Ltd.	2,772	94,759
AcBel Polytech, Inc. (b)	591,709	515,033
Ace Pillar Co. Ltd.	17,000	46,132
Acepodia, Inc. (c)	210,389	116,909
Acer E-Enabling Service Business, Inc.	15,000	103,456
ACES Electronic Co. Ltd. (c)	71,000	117,825
Acme Electronics Corp. (c)	74,221	49,291
Acter Group Corp. Ltd.	63,000	668,850
Action Electronics Co. Ltd. (b)	261,000	125,774
Actron Technology Corp. (b)	57,983	242,742
ADATA Technology Co. Ltd. (b)	199,961	512,512
Addcn Technology Co. Ltd.	22,549	123,603
Adlink Technology, Inc.	108,000	263,474
Advanced Ceramic X Corp.	40,642	168,309
Advanced Echem Materials Co. Ltd.	43,157	630,409
Advanced Energy Solution Holding Co. Ltd.	24,000	602,123
Advanced International Multitech Co. Ltd.	70,805	157,806
Advanced Lithium Electrochemistry Cayman Co. Ltd. (c)	43,285	36,503
Advanced Optoelectronic Technology, Inc. (b) (c)	128,000	67,079
Advanced Power Electronics Corp.	44,793	108,736
Advanced Wireless Semiconductor Co. (b)	89,426	219,508
Advancetek Enterprise Co. Ltd. (b)	178,042	437,564
AGV Products Corp.	248,000	87,018
AIC, Inc. (b)	17,682	161,363
Alar Pharmaceuticals, Inc.	25,767	100,111
Alcor Micro Corp. (b)	54,837	130,806
Alexander Marine Co. Ltd.	6,763	33,711
ALI Corp. (b) (c)	79,565	65,301
All Ring Tech Co. Ltd.	51,555	411,477
Allied Circuit Co. Ltd. (b)	25,613	99,899
Allied Supreme Corp. (b)	37,000	301,438

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Allis Electric Co. Ltd. (b)	144,167	$436,376
Alltek Technology Corp.	74,000	84,358
Alltop Technology Co. Ltd. (b)	20,607	165,092
Alpha Networks, Inc.	161,285	143,057
Altek Corp.	214,011	243,000
Amazing Microelectronic Corp.	17,664	40,486
Ambassador Hotel	97,000	146,073
AMPACS Corp.	6,412	7,107
Ampak Technology, Inc. (b)	36,000	117,100
AMPOC Far-East Co. Ltd.	48,000	129,822
AmTRAN Technology Co. Ltd.	481,227	219,580
Andes Technology Corp. (c)	17,089	163,414
Anpec Electronics Corp.	58,582	293,770
AP Memory Technology Corp. (b)	84,324	638,732
Apac Opto Electronics, Inc. (b)	37,000	85,695
Apacer Technology, Inc.	69,000	96,530
APAQ Technology Co. Ltd. (b)	25,000	85,084
Apex Biotechnology Corp.	65,000	64,897
Apex Dynamics, Inc. (b)	8,000	177,577
Apex International Co. Ltd. (b) (c)	134,020	129,166
ARBOR Technology Corp.	79,000	112,424
Arcadyan Technology Corp. (b)	114,318	774,687
Ardentec Corp.	280,083	622,547
Argosy Research, Inc.	44,368	201,111
Arizon RFID Technology Cayman Co. Ltd. (b)	24,000	136,616
Asia Optical Co., Inc.	146,540	604,653
Asia Polymer Corp. (b)	353,020	141,942
ASIX Electronics Corp.	30,703	88,958
ASROCK, Inc. (b)	34,801	193,907
Aten International Co. Ltd.	38,000	83,777
AURAS Technology Co. Ltd. (b)	48,227	769,831
Aurora Corp.	17,000	32,410
Aurotek Corp.	37,000	90,599
Avalue Technology, Inc.	31,000	103,170
Axiomtek Co. Ltd.	50,052	177,129
Azurewave Technologies, Inc. (b)	79,000	119,205
Bafang Yunji International Co. Ltd. (b)	29,661	153,207
Bank of Kaohsiung Co. Ltd.	264,401	91,180
Baotek Industrial Materials Ltd. (b) (c)	75,000	76,914
Basso Industry Corp.	88,800	107,515
BenQ Materials Corp.	97,822	75,571
BES Engineering Corp. (b)	963,356	309,005
Billion Electric Co. Ltd.	93,000	81,929
Bin Chuan Enterprise Co. Ltd. (b)	84,000	187,721
Bionet Corp. (b)	38,000	96,366
Biostar Microtech International Corp. (c)	128,251	79,571
Bioteque Corp.	26,729	97,811
Bonny Worldwide Ltd. (c)	16,000	87,222
Brave C&H Supply Co. Ltd.	14,000	43,430
Security Description	Shares	Value
Brighton-Best International Taiwan, Inc.	266,227	$286,654
Brillian Network & Automation Integrated System Co. Ltd.	22,813	124,019
Brogent Technologies, Inc.	35,136	112,702
Browave Corp. (b)	54,337	282,302
C Sun Manufacturing Ltd. (b)	69,322	300,651
Capital Securities Corp. (b)	1,517,771	1,158,813
Career Technology MFG. Co. Ltd. (c)	184,196	71,010
Cashbox Partyworld Co. Ltd.	34,377	91,527
Castles Technology Co. Ltd.	56,700	130,810
Caswell, Inc. (b)	45,166	130,591
Cathay Real Estate Development Co. Ltd.	496,332	321,396
CCP Contact Probes Co. Ltd.	107,060	91,736
Cenra, Inc.	43,000	46,429
Center Laboratories, Inc.	457,045	502,436
Central Reinsurance Co. Ltd.	235,178	192,307
Century Iron & Steel Industrial Co. Ltd. (b)	129,000	615,812
Century Wind Power Co. Ltd.	39,818	311,205
Champion Microelectronic Corp. (b)	47,000	75,024
Chang Wah Electromaterials, Inc.	264,190	332,600
Chang Wah Technology Co. Ltd.	257,000	270,913
Channel Well Technology Co. Ltd.	128,937	320,765
Chant Sincere Co. Ltd.	44,000	83,090
Charoen Pokphand Enterprise	134,542	399,138
CHC Healthcare Group (b)	65,000	92,990
Chen Full International Co. Ltd.	41,000	60,569
Chenbro Micom Co. Ltd.	43,000	324,418
Cheng Fwa Industrial Co. Ltd. (b) (c)	118,000	87,072
Cheng Loong Corp.	798,128	450,716
Cheng Mei Materials Technology Corp. (c)	468,047	177,619
Cheng Uei Precision Industry Co. Ltd. (b)	235,915	390,794
Chenming Electronic Technology Corp. (b)	81,000	263,474
Chia Chang Co. Ltd.	72,000	87,499
Chia Hsin Cement Corp.	400,424	190,549
Chicony Power Technology Co. Ltd. (b)	101,000	345,260
Chief Telecom, Inc.	19,800	255,830
Chieftek Precision Co. Ltd. (b)	58,267	140,392
China Bills Finance Corp.	549,394	248,201
China Electric Manufacturing Corp.	398,000	172,614
China General Plastics Corp.	111,557	40,319
China Glaze Co. Ltd. (b)	167,000	82,739
China Man-Made Fiber Corp. (c)	1,245,828	257,402
China Metal Products	260,727	227,726
China Motor Corp. (b)	176,000	382,718

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Petrochemical Development Corp. (b) (c)	1,574,225	$348,484
China Steel Chemical Corp. (b)	139,000	396,036
China Steel Structure Co. Ltd.	64,808	95,058
China Wire & Cable Co. Ltd.	116,000	120,009
Ching Feng Home Fashions Co. Ltd.	115,232	99,085
Chin-Poon Industrial Co. Ltd.	188,000	182,041
Chip Hope Co. Ltd. (c)	46,000	64,146
Chipbond Technology Corp.	390,000	763,497
ChipMOS Technologies, Inc.	430,875	376,338
CHO Pharma, Inc. (c)	36,921	56,489
Chong Hong Construction Co. Ltd.	144,275	430,185
Chung Hung Steel Corp. (b)	601,000	372,882
Chung Hwa Pulp Corp. (b) (c)	199,488	90,123
Chung Tai Resource Technology Corp.	13,816	32,665
Chunghwa Precision Test Tech Co. Ltd.	14,000	276,184
Cleanaway Co. Ltd.	48,000	275,401
Clevo Co. (b)	313,212	439,124
CMC Magnetics Corp. (b)	803,267	210,479
CMSC, Inc.	13,752	48,253
CoAsia Electronics Corp. (b) (c)	65,000	121,376
Comtrend Corp. (b) (c)	30,000	49,876
Concord International Securities Co. Ltd.	283,050	121,054
Concord Securities Co. Ltd.	287,573	113,895
Continental Holdings Corp.	362,233	298,383
Contrel Technology Co. Ltd. (b)	63,000	72,198
Coretronic Corp. (b)	187,652	412,577
Co-Tech Development Corp.	108,511	171,905
Crowell Development Corp. (b)	92,000	111,528
CSBC Corp. Taiwan (c)	535,705	271,866
CTCI Corp.	461,000	553,297
CTI Traffic Industries Co. Ltd. (b)	24,000	78,066
Cub Elecparts, Inc.	21,149	50,894
CviLux Corp.	65,000	90,151
Cyberlink Corp.	56,000	182,998
CyberPower Systems, Inc.	52,050	438,159
CyberTAN Technology, Inc. (b) (c)	217,000	157,509
DA CIN Construction Co. Ltd.	73,745	130,155
Dah San Electric Wire & Cable Co. Ltd.	49,000	83,973
Da-Li Development Co. Ltd.	192,974	278,978
Darfon Electronics Corp. (b)	177,000	211,371
Darwin Precisions Corp.	312,576	111,088
Daxin Materials Corp.	30,000	148,182
Delpha Construction Co. Ltd. (b)	345,000	406,799
Depo Auto Parts Ind Co. Ltd.	83,000	482,464
Diamond Biofund, Inc. (c)	96,000	75,320
Dimerco Data System Corp.	44,000	166,313
Dimerco Express Corp.	65,568	156,206
Security Description	Shares	Value
DingZing Advanced Materials, Inc.	23,000	$100,444
D-Link Corp.	427,390	231,056
D-Link India Ltd.	13,172	63,400
Drewloong Precision, Inc.	11,162	54,461
Dyaco International, Inc.	152,846	116,237
Dynamic Holding Co. Ltd. (b)	158,189	215,350
Dynapack International Technology Corp. (b)	93,000	478,970
E&R Engineering Corp. (b)	61,393	127,954
Eastech Holding Ltd. (b)	33,000	108,832
Easywell Biomedical, Inc. (c)	36,000	73,187
eCloudvalley Digital Technology Co. Ltd. (b)	36,000	97,258
ECOVE Environment Corp.	14,000	122,702
Edimax Technology Co. Ltd. (b) (c)	94,000	62,284
Edom Technology Co. Ltd.	133,000	103,748
Egis Technology, Inc. (b) (c)	46,000	146,856
EirGenix, Inc. (b) (c)	149,977	315,289
Elan Microelectronics Corp. (b)	178,029	729,221
E-Lead Electronic Co. Ltd. (b)	79,295	122,516
Elite Advanced Laser Corp. (b) (c)	82,600	584,625
Elite Semiconductor Microelectronics Technology, Inc. (b)	186,674	314,286
Elitegroup Computer Systems Co. Ltd.	241,147	122,017
Enlight Corp. (c)	66,000	66,393
Ennoconn Corp.	75,311	640,776
Ennostar, Inc.	472,000	558,681
Episil Technologies, Inc. (c)	81,501	102,482
Episil-Precision, Inc. (b)	119,347	127,246
Eris Technology Corp.	18,165	85,074
Eson Precision Ind Co. Ltd.	98,000	146,251
Eternal Materials Co. Ltd.	800,764	670,469
Etron Technology, Inc. (c)	278,356	224,680
Eurocharm Holdings Co. Ltd.	24,000	123,605
Ever Fortune AI Co. Ltd.	46,878	109,844
Ever Supreme Bio Technology Co. Ltd. (b)	63,533	323,382
Evergreen Aviation Technologies Corp.	71,922	212,501
Evergreen International Storage & Transport Corp.	216,214	205,779
EVERGREEN Steel Corp.	156,445	414,642
Everlight Chemical Industrial Corp.	399,385	222,532
Everlight Electronics Co. Ltd.	251,000	617,625
Excelliance Mos Corp.	15,000	39,078
Excelsior Medical Co. Ltd.	41,395	109,339
EZconn Corp.	37,784	469,419
Falcon Machine Tools Co. Ltd.	3,000	2,467
Far Eastern Department Stores Ltd.	644,490	470,714

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Farglory F T Z Investment Holding Co. Ltd.	97,410	$112,658
Favite, Inc. (b) (c)	20,000	21,354
Federal Corp. (c)	154,806	79,728
Feedback Technology Corp.	46,442	168,549
Feng Hsin Steel Co. Ltd.	340,270	693,812
FIC Global, Inc. (b)	81,000	84,287
Firich Enterprises Co. Ltd.	125,516	107,361
First Copper Technology Co. Ltd. (b) (c)	76,756	94,666
First Hi-Tec Enterprise Co. Ltd. (b)	52,000	276,425
First Steamship Co. Ltd. (c)	178,000	37,527
FIT Holding Co. Ltd.	121,533	185,214
Fitipower Integrated Technology, Inc.	22,948	134,084
Fittech Co. Ltd. (c)	30,477	71,873
FLEXium Interconnect, Inc.	191,011	346,900
Flytech Technology Co. Ltd.	71,000	259,815
FocalTech Systems Co. Ltd. (b)	131,405	263,186
FOCI Fiber Optic Communications, Inc. (b) (c)	58,598	435,040
Forcecon Tech Co. Ltd. (b)	54,950	199,427
Foresee Pharmaceuticals Co. Ltd. (c)	77,339	182,385
Formosa Advanced Technologies Co. Ltd. (b)	63,000	53,888
Formosa International Hotels Corp. (b)	41,562	258,491
Formosa Laboratories, Inc.	66,724	130,825
Formosa Oilseed Processing Co. Ltd.	28,350	29,116
Formosa Pharmaceuticals, Inc. (c)	67,666	59,101
Formosa Sumco Technology Corp. (b)	45,000	111,001
Formosa Taffeta Co. Ltd.	656,000	354,648
Formosan Rubber Group, Inc.	233,449	182,105
Formosan Union Chemical	323,409	186,044
Forward Electronics Co. Ltd. (c)	75,000	53,761
Fositek Corp. (b)	34,052	593,814
Foxsemicon Integrated Technology, Inc.	59,050	480,190
FSP Technology, Inc. (b)	147,000	257,673
Fu Hua Innovation Co. Ltd.	240,786	272,677
Fulgent Sun International Holding Co. Ltd.	92,671	333,535
Fulltech Fiber Glass Corp. (b) (c)	243,080	221,098
Fusheng Precision Co. Ltd.	70,364	738,554
Fwusow Industry Co. Ltd.	157,082	68,127
G Shank Enterprise Co. Ltd. (b)	80,590	196,605
G Tech Optoelectronics Corp. (b) (c)	96,951	88,914
Gallant Micro Machining Co. Ltd. (b)	4,000	49,394
Security Description	Shares	Value
Gallant Precision Machining Co. Ltd. (b)	73,375	$159,115
Gamania Digital Entertainment Co. Ltd. (b)	108,000	234,850
Gemtek Technology Corp. (b)	325,234	284,558
General Interface Solution Holding Ltd. (c)	48,416	68,608
Generalplus Technology, Inc.	54,000	74,326
Genesys Logic, Inc. (b)	57,553	262,609
Genius Electronic Optical Co. Ltd. (b)	62,972	743,469
GeoVision, Inc.	61,190	97,491
GFC Ltd.	40,000	124,689
Giantplus Technology Co. Ltd.	199,000	77,017
Gigasolar Materials Corp. (c)	35,000	71,787
Gigastorage Corp. (b) (c)	202,446	76,826
Global Brands Manufacture Ltd. (b)	186,608	359,699
Global Lighting Technologies, Inc.	31,000	48,177
Global Mixed Mode Technology, Inc.	39,860	273,116
Global PMX Co. Ltd. (b)	40,412	121,714
Globaltek Fabrication Co. Ltd. (b)	40,000	79,633
Globe Union Industrial Corp.	369,124	140,079
Gloria Material Technology Corp. (b)	373,909	505,640
GMI Technology, Inc. (b)	52,000	73,217
Gogoro, Inc. (b) (c)	46,146	12,464
Golden Biotechnology Corp. (c)	92,880	41,401
Golden Long Teng Development Co. Ltd. (b)	80,000	67,224
Goldsun Building Materials Co. Ltd.	617,044	757,309
Gongwin Biopharm Holdings Co. Ltd. (c)	21,875	62,326
Gourmet Master Co. Ltd.	33,000	90,445
Grand Fortune Securities Co. Ltd.	322,000	126,075
Grand Pacific Petrochemical (b) (c)	1,165,280	363,245
Grand Process Technology Corp. (b)	14,181	395,073
GrandTech CG Systems, Inc.	2,000	3,440
Grape King Bio Ltd.	81,000	343,980
Great Giant Fibre Garment Co. Ltd.	11,179	92,422
Great Tree Pharmacy Co. Ltd. (b)	48,854	234,688
Great Wall Enterprise Co. Ltd.	536,604	932,522
Greatek Electronics, Inc.	159,474	276,657
Green World FinTech Service Co. Ltd. (b)	81,000	136,860
Group Up Industrial Co. Ltd.	31,000	173,195
GTM Holdings Corp.	63,000	63,185
Gudeng Precision Industrial Co. Ltd.	48,739	581,301

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GUS Technology Co. Ltd. (c)	129,757	$95,161
Hannstar Board Corp.	181,540	285,959
HannStar Display Corp. (c)	1,347,599	307,246
HannsTouch Holdings Co. (c)	608,987	138,662
Harvatek Corp.	93,969	52,075
HD Renewable Energy Co. Ltd. (b)	50,382	304,242
Heran Co. Ltd.	2,000	5,981
Hey Song Corp.	130,000	157,006
Hi-Clearance, Inc.	5,000	21,309
Himax Technologies, Inc. ADR (b)	75,473	554,727
Hitron Technology, Inc.	53,000	38,310
Hiwin Mikrosystem Corp.	19,000	67,239
Hiyes International Co. Ltd. (b)	42,370	186,312
Ho Tung Chemical Corp.	837,351	212,601
Hocheng Corp. (b)	174,000	92,234
Holdings-Key Electric Wire & Cable Co. Ltd. (b)	92,000	117,347
Holiday Entertainment Co. Ltd.	49,000	115,850
Holtek Semiconductor, Inc.	106,648	141,651
Holy Stone Enterprise Co. Ltd.	68,150	179,188
Hong Ho Precision Textile Co. Ltd.	73,000	68,487
Hong Pu Real Estate Development Co. Ltd.	174,000	167,436
Hong TAI Electric Industrial	127,559	126,589
Hota Industrial Manufacturing Co. Ltd. (b)	71,106	135,134
Hotai Finance Co. Ltd.	47,000	104,610
Hotron Precision Electronic Industrial Co. Ltd. (b) (c)	166,884	130,682
Hsin Kuang Steel Co. Ltd. (b)	225,000	316,128
Hsin Yung Chien Co. Ltd.	26,547	74,198
HTC Corp. (b) (c)	239,515	282,780
Hu Lane Associate, Inc.	49,740	235,199
HUA ENG Wire & Cable Co. Ltd. (b)	232,429	179,559
Hua Yu Lien Development Co. Ltd.	26,000	98,667
Huaku Development Co. Ltd.	178,686	591,987
Huang Hsiang Construction Corp.	111,000	215,297
Hung Ching Development & Construction Co. Ltd.	98,000	96,812
Hung Sheng Construction Ltd.	164,000	125,213
Hwang Chang General Contractor Co. Ltd. (b)	105,824	262,628
Ibase Technology, Inc. (b)	93,817	185,925
IBF Financial Holdings Co. Ltd. (b)	2,134,876	823,023
IC Plus Corp. (c)	44,000	85,210
ICARES Medicus, Inc.	23,000	83,126
ICatch Technology, Inc. (b) (c)	53,000	73,987
Ichia Technologies, Inc. (b)	184,709	200,272
I-Chiun Precision Industry Co. Ltd. (b)	122,717	329,315
Security Description	Shares	Value
IEI Integration Corp.	59,000	$158,862
In Win Development, Inc. (b) (c)	33,000	82,295
Infortrend Technology, Inc. (b)	109,000	85,683
Info-Tek Corp.	123,000	128,177
Ingentec Corp.	27,410	105,256
Innodisk Corp.	57,397	433,038
Inpaq Technology Co. Ltd. (b)	63,652	144,740
Insyde Software Corp. (b)	24,400	205,033
Intai Technology Corp.	24,000	76,982
Integrated Service Technology, Inc. (b)	54,083	178,363
International CSRC Investment Holdings Co. (c)	606,767	211,073
Iron Force Industrial Co. Ltd.	62,226	164,174
I-Sheng Electric Wire & Cable Co. Ltd.	38,000	60,429
ITE Technology, Inc.	103,992	436,921
ITEQ Corp. (b)	148,640	281,589
J&V Energy Technology Co. Ltd.	33,000	150,079
Jarllytec Co. Ltd. (b)	30,000	127,852
Jean Co. Ltd. (b)	122,000	91,309
Jhu Jian Catering Co. Ltd.	33,312	64,913
Jia Wei Lifestyle, Inc.	5,000	9,171
Ji-Haw Industrial Co. Ltd. (c)	113,000	52,752
Jiin Yeeh Ding Enterprise Co. Ltd. (b)	59,848	117,884
Jiu Han System Technology Co. Ltd.	22,000	77,856
JMicron Technology Corp. (c)	31,235	26,341
Johnson Health Tech Co. Ltd.	70,121	416,048
Jong Shyn Shipbuilding Co. Ltd.	33,819	79,958
JPC connectivity, Inc. (b)	60,000	219,562
JPP Holding Co. Ltd. (b)	30,452	130,695
K Laser Technology, Inc.	124,885	68,832
Kaori Heat Treatment Co. Ltd. (b)	58,000	387,802
Kedge Construction Co. Ltd.	13,260	31,151
KEE TAI Properties Co. Ltd.	380,792	164,003
Kenda Rubber Industrial Co. Ltd.	573,180	453,158
Kenmec Mechanical Engineering Co. Ltd. (b) (c)	134,498	268,571
Kerry TJ Logistics Co. Ltd.	141,000	159,887
Keystone Microtech Corp.	12,586	124,145
Kindom Development Co. Ltd.	187,327	300,152
King Polytechnic Engineering Co. Ltd.	65,000	90,053
Kingray Technology Co. Ltd. (c)	24,534	20,025
King's Town Bank Co. Ltd.	598,000	882,524
King's Town Construction Co. Ltd. (b) (c)	56,000	101,197
Kinik Co. (b)	78,869	511,897
Kinko Optical Co. Ltd. (b)	139,338	120,862
Kinpo Electronics	789,371	508,773
Kinsus Interconnect Technology Corp. (b)	179,000	436,684

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
KMC Kuei Meng International, Inc.	31,000	$104,570
KS Terminals, Inc. (b)	79,712	145,007
Kung Long Batteries Industrial Co. Ltd.	45,000	203,298
Kung Sing Engineering Corp. (b) (c)	312,724	117,263
Kuo Toong International Co. Ltd. (b)	177,917	286,682
Kuo Yang Construction Co. Ltd.	371,662	236,749
Kwong Lung Enterprise Co. Ltd.	36,000	62,670
KYE Systems Corp. (b)	87,000	94,854
L&K Engineering Co. Ltd.	102,928	720,752
La Kaffa International Co. Ltd.	10,000	27,257
LandMark Optoelectronics Corp.	54,526	464,750
Lanner Electronics, Inc.	77,360	220,879
Laser Tek Taiwan Co. Ltd. (b)	54,000	71,886
Laster Tech Corp. Ltd.	56,250	50,147
Leader Electronics, Inc. (c)	181,822	66,535
Leadtek Research, Inc. (c)	40,000	65,899
Leadtrend Technology Corp.	27,338	42,898
Lealea Enterprise Co. Ltd. (b) (c)	689,600	164,079
Lelon Electronics Corp. (b)	45,818	110,948
Li Peng Enterprise Co. Ltd. (c)	139,985	29,428
Lian HWA Food Corp.	93,657	359,650
Lin BioScience, Inc. (c)	58,139	234,640
Lingsen Precision Industries Ltd.	203,694	88,649
Lintes Technology Co. Ltd. (b)	39,646	148,064
Lion Travel Service Co. Ltd.	41,859	157,590
Liton Technology Corp. (b)	52,551	60,144
Locus Cell Co. Ltd. (c)	48,355	32,259
Long Da Construction & Development Corp.	134,846	146,208
Longchen Paper & Packaging Co. Ltd. (c)	265,972	81,708
Longwell Co.	106,000	264,980
Lumax International Corp. Ltd.	75,689	241,639
Lumosa Therapeutics Co. Ltd. (c)	73,397	393,484
Lung Yen Life Service Corp. (c)	31,000	70,025
LuxNet Corp. (b)	68,109	345,648
M3 Technology, Inc.	12,000	40,117
M31 Technology Corp. (b)	19,553	342,741
Macauto Industrial Co. Ltd.	43,114	69,860
Machvision, Inc.	26,915	381,402
Macronix International Co. Ltd. (b)	984,000	613,472
Marketech International Corp.	55,750	261,938
Materials Analysis Technology, Inc. (b)	35,025	174,057
Mayer Steel Pipe Corp.	93,955	77,535
Medigen Biotechnology Corp. (c)	78,000	74,588
Medigen Vaccine Biologics Corp. (c)	49,000	71,207
Mega Union Technology, Inc.	32,535	406,657
Security Description	Shares	Value
Mercuries & Associates Holding Ltd.	640,693	$261,468
Mercuries Life Insurance Co. Ltd. (c)	2,705,376	505,998
Merdury Biopharmaceutical Corp. (c)	171,553	76,211
Merry Electronics Co. Ltd.	113,385	411,502
METAAGE Corp. (b)	60,000	86,379
Microbio Co. Ltd. (c)	311,961	244,288
Mildef Crete, Inc. (b)	33,000	114,796
MIN AIK Technology Co. Ltd.	116,736	95,632
Mirle Automation Corp. (b)	138,718	260,286
Mitac Holdings Corp. (c)	579,544	961,761
Mobiletron Electronics Co. Ltd. (c)	37,000	39,393
MOSA Industrial Corp. (b) (c)	210,214	143,403
Mosel Vitelic, Inc. (b) (c)	59,289	48,035
Motech Industries, Inc.	119,400	71,922
MSSCORPS Co. Ltd. (b)	25,000	98,637
Mycenax Biotech, Inc. (b) (c)	184,106	201,559
Nak Sealing Technologies Corp.	43,102	150,586
Namchow Holdings Co. Ltd.	62,215	88,912
Nan Juen International Co. Ltd. (b)	22,000	94,752
Nan Kang Rubber Tire Co. Ltd. (b)	336,204	392,884
Nan Pao Resins Chemical Co. Ltd. (b)	38,000	413,162
Nantex Industry Co. Ltd.	232,504	206,227
Netronix, Inc. (b)	53,228	211,613
New Era Electronics Co. Ltd. (b)	36,000	96,173
Nexcom International Co. Ltd. (b)	79,000	187,492
Nichidenbo Corp.	79,000	161,081
Niching Industrial Corp.	39,000	71,064
North-Star International Co. Ltd. (b)	148,605	220,429
Nova Technology Corp.	21,000	117,642
Nuvoton Technology Corp. (b)	91,810	214,023
O-Bank Co. Ltd.	758,970	225,159
OBI Pharma, Inc. (c)	131,908	232,013
Ocean Plastics Co. Ltd.	106,000	115,570
OK Biotech Co. Ltd.	145,000	83,194
Optimax Technology Corp.	89,656	79,118
Orient Semiconductor Electronics Ltd. (b)	264,704	251,530
Oriental Union Chemical Corp.	369,500	161,922
Pacific Construction Co.	263,000	83,964
Pacific Hospital Supply Co. Ltd.	42,000	117,009
Pan German Universal Motors Ltd.	8,000	72,766
Pan Jit International, Inc.	210,000	320,036
Pan-International Industrial Corp.	306,539	413,612
Panion & BF Biotech, Inc. (b)	53,785	119,063
Paragon Technologies Co. Ltd. (b) (c)	109,000	63,524

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PCL Technologies, Inc. (b)	56,795	$172,767
P-Duke Technology Co. Ltd.	42,000	108,407
Pegavision Corp. (b)	37,271	402,990
PharmaEngine, Inc.	59,000	170,945
Pharmally International Holding Co. Ltd. (c) (e)	38,461	—
Pharmosa Biopharm, Inc. (c)	48,424	71,683
Phihong Technology Co. Ltd. (c)	221,847	177,731
Phoenix Pioneer Technology Co. Ltd. (c)	107,835	42,709
Phoenix Silicon International Corp. (b)	84,082	293,758
Phoenix Tours International, Inc.	34,100	59,157
Phytohealth Corp. (c)	114,493	50,173
Pixart Imaging, Inc.	91,060	611,592
Planet Technology Corp.	16,000	72,043
PlayNitride, Inc. (c)	38,645	182,735
Polaris Group (c)	116,487	129,985
Polytronics Technology Corp.	39,000	57,204
Posiflex Technology, Inc. (b)	31,000	250,222
Power Wind Health Industry, Inc.	56,000	214,201
Poya International Co. Ltd.	46,102	663,708
President Securities Corp.	601,604	442,109
Primax Electronics Ltd.	304,000	759,027
Prince Housing & Development Corp.	947,996	286,947
Progate Group Corp. (b)	24,016	99,095
Promate Electronic Co. Ltd.	135,000	276,485
Prosperity Dielectrics Co. Ltd.	63,000	74,475
Quang Viet Enterprise Co. Ltd.	24,000	75,898
Quanta Storage, Inc. (b)	139,000	353,753
Radium Life Tech Co. Ltd.	459,722	182,075
Raydium Semiconductor Corp. (b)	40,349	411,966
RDC Semiconductor Co. Ltd. (b) (c)	40,199	175,555
Rechi Precision Co. Ltd.	152,000	138,712
Rexon Industrial Corp. Ltd. (b)	105,000	98,035
Rich Development Co. Ltd.	494,710	138,568
RichWave Technology Corp. (b) (c)	54,857	259,395
Ritek Corp. (c)	479,693	161,812
Ruentex Engineering & Construction Co.	55,336	294,159
Run Long Construction Co. Ltd.	250,430	264,365
Sampo Corp.	120,221	101,384
San Fang Chemical Industry Co. Ltd.	171,000	226,352
San Fu Chemical Co. Ltd. (b)	44,000	140,471
Sanyang Motor Co. Ltd. (b)	389,945	825,635
Savior Lifetec Corp.	152,500	88,186
SCI Pharmtech, Inc.	43,157	100,865
Scientech Corp. (b)	37,639	311,745
ScinoPharm Taiwan Ltd. (b)	169,000	106,890
SciVision Biotech, Inc. (b)	44,000	143,122
SDI Corp.	89,570	217,973
Security Description	Shares	Value
Sea Sonic Electronics Co. Ltd.	29,592	$69,964
Senao Networks, Inc.	36,522	216,696
Senhwa Biosciences, Inc. (c)	97,000	111,308
Sensortek Technology Corp. (b)	15,000	88,548
Sercomm Corp. (b)	176,000	620,194
Sesoda Corp.	128,914	139,387
ShenMao Technology, Inc.	60,853	108,318
Shieh Yih Machinery Industry Co. Ltd. (b)	91,000	90,993
Shih Her Technologies, Inc. (b)	33,000	102,372
Shih Wei Navigation Co. Ltd. (c)	19,605	10,658
Shihlin Paper Corp. (c)	129,558	191,591
Shin Ruenn Development Co. Ltd. (b)	49,000	100,354
Shin Zu Shing Co. Ltd. (b)	109,962	745,168
Shinfox Energy Co. Ltd. (b)	75,955	191,475
Shining Building Business Co. Ltd. (c)	281,127	94,831
Shinkong Insurance Co. Ltd.	174,841	584,515
Shinkong Synthetic Fibers Corp.	1,347,796	552,068
Shiny Brands Group Co. Ltd.	13,704	60,466
Shiny Chemical Industrial Co. Ltd.	88,767	355,576
ShunSin Technology Holding Ltd. (b)	28,000	128,605
Shuttle, Inc. (b)	189,000	107,301
Sigurd Microelectronics Corp.	292,144	670,473
Silicon Integrated Systems Corp. (b)	252,662	388,857
Silicon Optronics, Inc. (c)	26,000	51,839
Sincere Navigation Corp.	56,709	42,016
Sinew Pharma, Inc. (c)	22,388	31,017
Singatron Enterprise Co. Ltd.	114,000	87,039
Sinmag Equipment Corp.	26,271	115,916
Sinon Corp.	237,662	299,918
Sinphar Pharmaceutical Co. Ltd.	188,109	176,197
Sinyi Realty, Inc.	257,828	224,029
Sitronix Technology Corp.	76,000	440,629
Siward Crystal Technology Co. Ltd.	68,000	47,105
Skytech, Inc./TW	15,000	100,520
Softstar Entertainment, Inc. (b) (c)	114,567	179,084
Soft-World International Corp.	60,848	196,092
Solar Applied Materials Technology Corp. (b)	343,736	610,810
Solomon Technology Corp. (b)	74,000	303,110
Solteam, Inc.	24,530	40,486
Sonix Technology Co. Ltd.	17,123	20,010
Southeast Cement Co. Ltd.	88,000	48,237
Speed Tech Corp.	28,000	37,316
Spirox Corp. (b)	49,000	94,451
Sporton International, Inc.	63,169	367,190
Sports Gear Co. Ltd. (b)	42,000	149,266
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	110,416
Standard Foods Corp.	236,000	243,801

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Stark Technology, Inc.	60,000	$245,765
S-Tech Corp. (b)	113,898	96,051
Sumeeko Industries Co. Ltd.	31,000	77,121
Sun Yad Construction Co. Ltd. (b) (c)	235,876	124,678
SunMax Biotechnology Co. Ltd.	23,000	264,965
Sunonwealth Electric Machine Industry Co. Ltd. (b)	143,000	377,716
Sunplus Innovation Technology, Inc. (b)	22,000	92,764
Sunplus Technology Co. Ltd. (c)	202,747	148,080
Sunrex Technology Corp.	59,000	108,573
Sunspring Metal Corp. (b)	105,000	91,552
Superalloy Industrial Co. Ltd.	64,000	120,280
Supreme Electronics Co. Ltd. (b)	327,398	536,419
Swancor Holding Co. Ltd.	53,000	114,133
Sweeten Real Estate Development Co. Ltd.	81,000	81,970
Symtek Automation Asia Co. Ltd. (b)	25,655	142,174
Syncmold Enterprise Corp.	60,932	172,138
SyneuRx International Taiwan Corp. (c) (e)	58,218	15,079
Synmosa Biopharma Corp. (b)	260,179	261,335
Syscom Computer Engineering Co. (b)	67,000	136,008
Sysgration (b)	116,760	131,521
Systex Corp. (b)	180,000	685,792
T3EX Global Holdings Corp.	81,518	182,911
Ta Liang Technology Co. Ltd. (b)	45,000	102,733
Ta Ya Electric Wire & Cable (b)	484,955	572,554
TA-I Technology Co. Ltd.	40,000	56,502
Tai Tung Communication Co. Ltd. (b) (c)	128,000	85,969
TaiDoc Technology Corp.	24,000	104,089
Taiflex Scientific Co. Ltd. (b)	166,501	217,639
Taigen Biopharmaceuticals Holdings Ltd. (c)	290,000	92,583
TaiMed Biologics, Inc. (c)	181,737	481,676
Taimide Tech, Inc.	67,000	114,618
Tainan Enterprises Co. Ltd.	83,000	88,243
Tainan Spinning Co. Ltd. (b)	956,105	385,869
TaiSol Electronics Co. Ltd. (b)	32,000	50,020
Taisun Enterprise Co. Ltd. (c)	256,549	157,240
Taita Chemical Co. Ltd. (b)	264,243	102,665
TAI-TECH Advanced Electronics Co. Ltd.	40,474	129,214
Taiwan Cogeneration Corp. (b)	342,669	424,176
Taiwan FamilyMart Co. Ltd.	19,000	110,730
Taiwan Fertilizer Co. Ltd. (b)	372,000	568,042
Taiwan Fire & Marine Insurance Co. Ltd.	64,000	64,863
Taiwan FU Hsing Industrial Co. Ltd.	90,000	140,682
Taiwan Glass Industry Corp. (b) (c)	1,043,000	504,183
Security Description	Shares	Value
Taiwan Hon Chuan Enterprise Co. Ltd.	193,514	$856,760
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	52,629	52,704
Taiwan Mask Corp. (b)	99,778	113,143
Taiwan Navigation Co. Ltd.	105,000	95,663
Taiwan Paiho Ltd.	135,000	256,562
Taiwan PCB Techvest Co. Ltd.	183,000	175,821
Taiwan Puritic Corp.	13,205	115,734
Taiwan Sakura Corp.	72,283	197,675
Taiwan Semiconductor Co. Ltd.	146,000	205,792
Taiwan Shin Kong Security Co. Ltd.	148,470	184,679
Taiwan Speciality Chemicals Corp.	66,442	414,231
Taiwan Surface Mounting Technology Corp. (b)	179,308	572,446
Taiwan TEA Corp. (c)	414,616	220,404
Taiwan Union Technology Corp.	180,000	840,298
Taiwan-Asia Semiconductor Corp. (b)	251,900	170,323
Taiyen Biotech Co. Ltd.	42,979	41,552
TCI Co. Ltd.	33,672	147,557
Team Group, Inc. (b)	44,000	102,306
Tehmag Foods Corp.	11,000	101,544
Test Research, Inc.	114,000	375,966
Thinking Electronic Industrial Co. Ltd.	48,573	213,588
Thunder Tiger Corp. (c)	96,104	179,747
Thye Ming Industrial Co. Ltd.	90,974	202,758
Tigerair Taiwan Co. Ltd. (c)	57,146	155,763
Ton Yi Industrial Corp.	562,000	288,596
Tong Hsing Electronic Industries Ltd.	122,084	406,303
Tong Yang Industry Co. Ltd. (b)	311,872	1,207,004
Tong-Tai Machine & Tool Co. Ltd. (b)	60,000	47,436
Top Union Electronics Corp.	12,390	12,613
Topco Scientific Co. Ltd.	105,837	831,969
Topkey Corp.	60,033	355,289
Topoint Technology Co. Ltd.	43,000	36,845
TPK Holding Co. Ltd. (c)	279,000	292,004
Transcend Information, Inc. (b)	162,484	491,820
TrueLight Corp. (c)	84,000	98,541
TSC Auto ID Technology Co. Ltd.	15,732	90,263
TSEC Corp. (b)	237,701	121,347
TSRC Corp.	177,028	103,436
Ttet Union Corp.	13,584	61,369
TTFB Co. Ltd.	15,400	90,677
TTY Biopharm Co. Ltd.	121,436	266,261
Tung Ho Steel Enterprise Corp.	313,392	672,043
Tung Thih Electronic Co. Ltd.	51,122	108,241
TURVO International Co. Ltd. (b)	32,245	171,896
Twoway Communications, Inc.	23,334	85,388
TXC Corp.	192,080	532,230

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TYC Brother Industrial Co. Ltd. (b)	140,000	$228,115
Tycoons Group Enterprise	200,433	54,451
Tyntek Corp. (b)	294,667	154,422
UDE Corp.	62,000	161,524
Ultra Chip, Inc.	60,000	114,750
U-Ming Marine Transport Corp. (b)	282,000	546,971
Union Bank of Taiwan	1,852,950	945,938
Uniplus Electronics Co. Ltd. (c)	115,903	68,420
Unitech Printed Circuit Board Corp. (b) (c)	401,620	310,264
United Alloy-Tech Co. (c)	103,000	157,591
United Orthopedic Corp.	60,000	156,494
United Renewable Energy Co. Ltd. (c)	218,952	60,075
Unity Opto Technology Co. Ltd. (c) (e)	771,307	—
Universal Cement Corp.	264,392	232,520
Universal Microwave Technology, Inc. (b)	31,963	373,515
Universal Vision Biotechnology Co. Ltd. (b)	34,472	205,571
UPC Technology Corp. (c)	659,632	177,809
UPI Semiconductor Corp.	29,069	159,342
Userjoy Technology Co. Ltd.	24,056	58,252
USI Corp.	643,590	208,376
Utechzone Co. Ltd.	48,244	140,507
Vactronics Technologies, Inc. (b)	60,000	99,390
Ventec International Group Co. Ltd.	32,000	70,453
VIA Labs, Inc.	24,000	76,259
Via Technologies, Inc. (b)	152,000	345,179
Viking Tech Corp.	62,313	61,933
Visco Vision, Inc.	24,000	116,377
Visual Photonics Epitaxy Co. Ltd. (b)	118,371	404,641
Vivotek, Inc.	6,000	22,860
Vizionfocus, Inc.	17,000	102,914
Wafer Works Corp.	357,047	227,439
Waffer Technology Corp. (b)	88,152	128,501
Wah Lee Industrial Corp.	104,620	310,370
Walsin Technology Corp.	234,000	609,623
Walton Advanced Engineering, Inc. (b)	201,184	79,983
Wave Power Technology, Inc.	14,000	55,237
Ways Technical Corp. Ltd. (c)	71,000	50,573
We & Win Development Co. Ltd. (c)	183,000	69,447
We&Win Diversification Co. Ltd. (c)	87,000	67,341
Wei Chuan Foods Corp.	226,899	119,591
Weikeng Industrial Co. Ltd.	240,998	243,883
Weltrend Semiconductor	63,619	95,805
Wholetech System Hitech Ltd.	33,000	90,644
Win Semiconductors Corp. (b) (c)	255,000	756,494
Security Description	Shares	Value
Winmate, Inc.	24,000	$104,811
Winstek Semiconductor Co. Ltd. (b)	67,000	188,877
WinWay Technology Co. Ltd. (b)	18,000	518,274
Wisdom Marine Lines Co. Ltd. (b)	300,000	635,193
Wiselink Co. Ltd.	101,275	298,922
Wistron NeWeb Corp. (b)	242,344	1,018,206
WITS Corp.	32,299	92,901
Wonderful Hi-Tech Co. Ltd.	168,000	185,697
World Fitness Services Ltd.	42,000	108,913
Wowprime Corp.	47,066	318,947
WUS Printed Circuit Co. Ltd.	127,187	152,460
Xxentria Technology Materials Corp.	91,593	159,172
Yankey Engineering Co. Ltd. (b)	48,244	567,406
Yao Sheng Electronic Co. Ltd. (b)	34,000	97,691
Yea Shin International Development Co. Ltd.	183,495	190,389
Yem Chio Co. Ltd.	218,629	114,245
Yeong Guan Energy Technology Group Co. Ltd. (c)	54,599	56,650
YFY, Inc.	964,000	826,016
Yieh Phui Enterprise Co. Ltd. (b)	1,142,440	519,565
Young Fast Optoelectronics Co. Ltd.	42,000	67,170
Youngtek Electronics Corp.	82,000	153,615
Yulon Motor Co. Ltd.	226,000	282,138
Yulon Nissan Motor Co. Ltd.	25,000	52,029
YungShin Global Holding Corp.	191,000	324,445
Zeng Hsing Industrial Co. Ltd.	16,272	51,704
Zenitron Corp.	69,348	68,612
Zero One Technology Co. Ltd. (b)	84,000	308,651
Zhong Yang Technology Co. Ltd. (c)	63,000	97,339
ZillTek Technology Corp. (b)	26,727	198,425
Zinwell Corp. (b) (c)	156,000	61,550
Zippy Technology Corp.	80,000	141,435
Zyxel Group Corp. (b)	224,647	225,645
		157,304,697
THAILAND — 2.8%
AAPICO Hitech PCL NVDR (b)	211,044	77,761
AEON Thana Sinsap Thailand PCL NVDR	87,954	274,816
Amata Corp. PCL	298,600	179,556
AP Thailand PCL NVDR	1,315,822	292,836
Aurora Design PCL NVDR	270,900	132,555
B Grimm Power PCL NVDR (b)	447,600	134,577
Bangchak Corp. PCL NVDR (b)	364,755	408,569
Bangchak Sriracha PCL NVDR (b)	500,200	79,619
Bangkok Airways PCL NVDR	690,609	374,568
Bangkok Chain Hospital PCL NVDR	851,962	351,583

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bangkok Commercial Asset Management PCL NVDR	165,000	$28,939
Bangkok Life Assurance PCL NVDR (b)	195,352	104,226
Banpu PCL NVDR	1,296,600	157,465
Banpu Power PCL NVDR (b)	574,671	118,576
BCPG PCL	400,200	81,397
Betagro PCL NVDR	494,800	306,287
BTS Group Holdings PCL NVDR (c)	3,723,100	565,187
Cal-Comp Electronics Thailand PCL NVDR (b)	1,668,300	287,680
Central Plaza Hotel PCL NVDR	552,547	468,260
CH Karnchang PCL NVDR (b)	617,992	251,387
Chularat Hospital PCL NVDR (b)	6,682,769	334,877
CK Power PCL NVDR	1,520,024	111,117
Com7 PCL NVDR (b)	228,500	129,321
CPN Retail Growth Leasehold REIT	839,000	291,826
Dhipaya Group Holdings PCL NVDR (b)	197,478	105,943
Ditto Thailand PCL NVDR (b)	385,281	123,790
Dohome PCL NVDR (b)	543,042	89,640
Dynasty Ceramic PCL NVDR (b)	705,662	29,953
Eastern Polymer Group PCL NVDR (b)	1,125,999	95,590
Electricity Generating PCL NVDR	58,000	156,861
Energy Absolute PCL NVDR (b) (c)	1,981,500	120,321
Erawan Group PCL NVDR (b)	1,984,500	155,601
Exotic Food PCL NVDR	124,700	56,974
Forth Corp. PCL NVDR (b)	517,168	100,613
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,207,770	356,012
GFPT PCL	256,900	64,746
Gunkul Engineering PCL NVDR	5,329,803	241,942
Hana Microelectronics PCL NVDR (b)	401,636	188,239
Ichitan Group PCL NVDR (b)	626,709	208,749
IMPACT Growth Real Estate Investment Trust	324,400	91,798
Inter Far East Energy Corp. (c) (e)	283,900	—
International Engineering PCL (c) (e)	159,640	—
IRPC PCL NVDR (b)	6,692,000	179,505
I-TAIL Corp. PCL NVDR (b)	497,700	193,652
Jasmine International PCL NVDR (b) (c)	3,178,669	141,482
Jasmine Technology Solution PCL NVDR (b) (c)	159,896	122,544
Jaymart Group Holdings PCL NVDR (b)	681,100	177,678
JMT Network Services PCL NVDR	447,900	168,994
Karmarts PCL NVDR (b)	340,100	82,707
Security Description	Shares	Value
KCE Electronics PCL NVDR (b)	368,800	$170,675
KGI Securities Thailand PCL NVDR	818,907	103,314
Kiatnakin Phatra Bank PCL NVDR	281,835	452,764
Land & Houses PCL NVDR	861,700	107,697
Major Cineplex Group PCL NVDR	362,600	111,158
MBK PCL NVDR	339,300	170,025
MC Group PCL NVDR	240,400	70,862
Mega Lifesciences PCL NVDR	384,700	331,687
MK Restaurants Group PCL NVDR (b)	254,959	141,289
Ngern Tid Lor PCL NVDR	956,880	377,957
One Enterprise Public Co. Ltd.	1,972,900	145,387
Osotspa PCL NVDR (b)	513,500	204,340
Plan B Media PCL NVDR (b)	1,144,900	180,552
Polyplex Thailand PCL	244,600	74,263
Precious Shipping PCL	407,518	74,476
Prima Marine PCL NVDR	1,120,036	216,249
PTG Energy PCL NVDR	1,170,199	234,557
Quality Houses PCL NVDR	949,600	43,106
R&B Food Supply PCL NVDR	112,900	14,843
Ratch Group PCL NVDR (b)	147,200	109,559
Regional Container Lines PCL	40,300	27,916
Rojana Industrial Park PCL NVDR	756,254	127,064
Samart Corp. PCL (b) (c)	258,400	52,556
Sansiri PCL NVDR	2,102,800	88,017
Sappe PCL (b)	43,400	44,455
SC Asset Corp. PCL NVDR (b)	2,621,700	183,925
SCGJWD Logistics PCL NVDR	397,171	80,781
Singer Thailand PCL NVDR (b) (c)	507,978	89,093
SISB PCL (b)	172,300	81,770
SKY ICT PCL NVDR (b) (c)	291,500	137,480
SPCG PCL NVDR (b)	355,921	76,587
Sri Trang Agro-Industry PCL NVDR	632,578	268,508
Sri Trang Gloves Thailand PCL NVDR	637,099	133,335
Srinanaporn Marketing PCL NVDR (b)	250,000	88,430
Srisawad Corp. PCL NVDR	486,919	383,938
Star Petroleum Refining PCL NVDR (b)	1,463,601	232,968
Stecon Group PCL NVDR (b) (c)	314,300	51,418
Supalai PCL NVDR	643,736	303,604
SVI PCL	667,240	143,577
Synnex Thailand PCL	24,899	7,927
Taokaenoi Food & Marketing PCL NVDR (b)	812,100	191,505
Thai Vegetable Oil PCL NVDR	376,099	238,353
Thaicom PCL NVDR (c)	561,479	167,161
Thaifoods Group PCL NVDR (b)	1,651,498	219,064
Thanachart Capital PCL NVDR	410,700	602,279

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Thonburi Healthcare Group PCL NVDR (b) (c)	246,944	$70,243
Thoresen Thai Agencies PCL	688,317	81,563
Tipco Asphalt PCL NVDR	548,297	229,501
TOA Paint Thailand PCL NVDR	253,843	84,552
TQM Alpha PCL NVDR (b)	122,200	54,031
TTW PCL NVDR	1,218,660	312,523
VGI PCL NVDR (b) (c)	2,269,700	199,372
Vibhavadi Medical Center PCL NVDR	2,663,900	123,281
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust REIT	938,023	282,029
WHA Utilities & Power PCL NVDR (b)	1,479,950	154,430
		17,744,315
TURKEY — 2.9%
1000 Yatirimlar Holding AS (c)	8,234	51,430
Adel Kalemcilik Ticaret ve Sanayi AS	67,737	56,138
Agesa Hayat ve Emeklilik AS	26,215	88,327
Agrotech Yueksek Teknoloji VE Yatirim AS (c)	200,421	47,465
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	365,856	200,468
Akcansa Cimento AS	21,702	94,388
Akfen Yenilenebilir Enerji AS (c)	220,952	95,283
AKIS Gayrimenkul Yatirimi AS REIT	790,194	144,466
Aksa Akrilik Kimya Sanayii AS	1,417,420	417,083
Aksa Enerji Uretim AS (b)	174,219	161,367
Alarko Holding AS (b)	123,787	328,379
Albaraka Turk Katilim Bankasi AS (c)	812,014	130,486
Alfa Solar Enerji Sanayi VE Ticaret AS	55,789	75,908
Altinay Savunma Teknolojileri AS (c)	14,460	34,226
Anadolu Anonim Turk Sigorta Sirketi	99,769	244,427
Anadolu Hayat Emeklilik AS	32,245	74,623
ARD Grup Bilisim Teknolojileri AS	84,974	62,051
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	69,388	103,368
Aydem Yenilenebilir Enerji AS	128,976	65,133
Aygaz AS	35,555	158,104
Baticim Bati Anadolu Cimento Sanayii AS (c)	1,970,213	226,812
BatiSoke Soke Cimento Sanayii TAS (c)	45,693	15,817
Bera Holding AS (c)	447,592	193,609
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (c)	426,140	37,944
Biotrend Cevre VE Enerji Yatirimlari AS (c)	155,997	74,998
Security Description	Shares	Value
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b) (c)	17,344	$169,624
Borusan Yatirim ve Pazarlama AS	2,591	131,802
Bosch Fren Sistemleri Sanayi ve Ticaret AS (c)	4,307	76,302
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	72,947	166,705
Bursa Cimento Fabrikasi AS	426,631	83,168
Can2 Termik AS (c)	1,470,150	61,191
Celebi Hava Servisi AS	1,733	134,599
Cimsa Cimento Sanayi VE Ticaret AS (b)	288,621	391,567
CVK Maden Isletmeleri Sanayi VE Ticaret AS (c)	215,092	57,229
CW Enerji Muhendislik Ticaret VE Sanayi AS	134,309	59,441
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (c)	132,959	378,933
Dogan Sirketler Grubu Holding AS (b)	764,815	320,551
Dogus Otomotiv Servis ve Ticaret AS (b)	19,627	118,454
Eczacibasi Yatirim Holding Ortakligi AS	16,037	76,256
EGE Endustri VE Ticaret AS	837	207,044
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	160,607	185,653
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (c)	742,610	252,947
Enerya Enerji AS	1,710,064	148,211
Erbosan Erciyas Boru Sanayii ve Ticaret AS	16,849	73,459
Escar Turizm Tasimacilik Ticaret AS	76,522	106,033
Europen Endustri Insaat Sanayi VE Ticaret AS (c)	456,875	52,475
Fenerbahce Futbol AS (c)	82,218	104,786
Galata Wind Enerji AS	115,722	77,554
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (c)	1,859,474	96,990
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	43,175	154,455
Global Yatirim Holding AS	608,442	118,290
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	7,720	84,856
Gubre Fabrikalari TAS (c)	29,460	204,108
Hektas Ticaret TAS (b) (c)	355,545	30,909
IC Enterra Yenilenebilir Enerji AS (c)	391,608	103,782
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	560,323	104,949
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b) (c)	95,422	159,119
Is Finansal Kiralama AS (c)	200,931	71,246

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Is Gayrimenkul Yatirim Ortakligi AS REIT (c)	454,521	$194,930
Is Yatirim Menkul Degerler AS	147,002	155,908
Isiklar Enerji ve Yapi Holding AS (c)	395,246	90,273
Izdemir Enerji Elektrik Uretim AS (c)	894,750	124,689
Izmir Demir Celik Sanayi AS (c)	274,894	35,556
Jantsa Jant Sanayi Ve Ticaret AS	121,669	73,655
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	121,283	109,908
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	78,453	62,208
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b) (c)	682,449	527,115
Karsan Otomotiv Sanayii Ve Ticaret AS (c)	313,031	92,771
Kayseri Seker Fabrikasi AS (c)	134,692	63,052
Kerevitas Gida Sanayi ve Ticaret AS (c)	177,485	75,043
Kiler Holding AS (c)	151,634	95,869
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (c)	256,848	50,273
Kocaer Celik Sanayi Ve Ticaret AS	363,910	120,216
Kontrolmatik Enerji Ve Muhendislik AS (b)	108,754	84,115
Konya Cimento Sanayii AS (c)	502	75,214
Kordsa Teknik Tekstil AS (c)	59,615	89,516
Koza Anadolu Metal Madencilik Isletmeleri AS (b) (c)	135,413	309,457
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (c)	243,677	243,932
LDR Turizm AS	38,843	214,781
Lila Kagit Sanayi ve Ticaret AS	140,633	88,173
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS (c)	135,161	114,224
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS (c)	4,915	67,328
Logo Yazilim Sanayi Ve Ticaret AS	74,946	240,276
Lydia Holding AS (c)	27,408	59,639
Lydia Yesil Enerji Kaynaklari Anonimsirketi (c)	280	85,711
Margun Enerji Uretim Sanayi VE Ticaret AS (c)	157,099	115,878
Mavi Giyim Sanayi Ve Ticaret AS Class B (b) (d)	228,924	417,621
Mega Metal Sanayi VE Ticaret AS (c)	86,787	63,558
MIA Teknoloji AS (b) (c)	193,118	233,612
Mogan Enerji Yatirim Holding AS (c)	292,963	67,298
NET Holding AS (c)	86,288	86,469
Security Description	Shares	Value
Nuh Cimento Sanayi AS	53,698	$372,390
OBA Makarnacilik Sanayi VE Ticaret AS	89,283	106,828
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b) (c)	344,273	45,981
Odine Solutions Teknoloji Ticaret VE Sanayi AS (c)	36,047	114,901
Otokar Otomotiv Ve Savunma Sanayi AS	26,623	346,286
Ozak Gayrimenkul Yatirim Ortakligi REIT (c)	329,439	99,716
Parsan Makina Parcalari Sanayii AS (c)	36,758	78,919
Pasifik Gayrimenkul Yatirim Ortakligi REIT	221,212	9,441
Petkim Petrokimya Holding AS (b) (c)	856,862	385,315
Politeknik Metal Sanayi ve Ticaret AS (c)	523	86,041
Ral Yatirim Holding AS (c)	56,446	139,999
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (c)	320,748	129,279
Reysas Tasimacilik ve Lojistik Ticaret AS (c)	742,781	339,298
Ronesans Gayrimenkul Yatirim AS (c)	30,631	85,776
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	484,973	268,292
SDT Uzay VE Savunma Teknolojileri AS	8,806	45,816
Sekerbank Turk AS	1,261,855	156,567
Selcuk Ecza Deposu Ticaret ve Sanayi AS	116,394	198,997
Servet Gayrimenkul Yatirim Ortakligi AS REIT (c)	708,187	54,102
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (c)	763,403	66,968
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (c)	89,140	75,707
Sok Marketler Ticaret AS	188,841	182,174
Suwen Tekstil Sanayi Pazarlama AS	99,032	57,133
TAB Gida Sanayi Ve Ticaret AS Class A	16,116	70,985
Tekfen Holding AS (c)	167,131	660,418
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	70,535	112,788
Tukas Gida Sanayi ve Ticaret AS (c)	1,168,284	63,400
Tumosan Motor ve Traktor Sanayi AS (c)	23,833	58,766
Turkiye Sigorta AS	491,180	233,943
Turkiye Sinai Kalkinma Bankasi AS (c)	901,492	261,232
Ulker Biskuvi Sanayi AS (c)	100,022	317,771
Usak Seramik Sanayii AS (c)	910,730	105,803
Verusa Holding AS	10,103	69,198

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vestel Beyaz Esya Sanayi ve Ticaret AS	263,485	$90,095
Vestel Elektronik Sanayi ve Ticaret AS (c)	84,344	108,696
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (c)	104,771	72,975
Yayla Agro Gida Sanayi VE Nakliyat AS (c)	285,090	70,446
Yeni Gimat Gayrimenkul Ortakligi AS REIT	103,412	211,672
YEO Teknoloji Enerji VE Endustri AS (c)	70,323	95,869
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	615,366	318,866
Zorlu Enerji Elektrik Uretim AS (c)	796,328	73,633
		18,715,738
UNITED ARAB EMIRATES — 1.0%
Agthia Group PJSC	198,839	232,779
Ajman Bank PJSC	583,815	251,134
AL Seer Marine Supplies & Equipment Co. LLC (c)	121,390	102,121
Al Waha Capital PJSC	846,570	343,417
Amanat Holdings PJSC	1,139,881	356,887
Amlak Finance PJSC (c)	519,527	118,954
Apex Investment Co. PSC (c)	286,748	314,614
Arabtec Holding PJSC (c) (e)	483,581	—
Aramex PJSC (c)	417,612	320,623
Bank of Sharjah (c)	388,918	104,614
Dana Gas PJSC (c)	3,769,154	806,565
Deyaar Development PJSC	1,085,605	268,959
Dubai Taxi Co. PJSC	209,231	142,410
E7 Group PJSC (c)	367,419	104,032
Eshraq Investments PJSC (c)	1,526,193	158,725
Ghitha Holding PJSC (c)	19,889	97,467
Gulf Marine Services PLC (c)	427,676	100,744
Gulf Navigation Holding PJSC (c)	248,907	379,488
Investcorp Capital PLC	151,705	69,388
Manazel PJSC (c)	1,099,894	100,615
Orascom Construction PLC	21,968	126,004
RAK Properties PJSC (c)	857,048	312,668
Ras Al Khaimah Ceramics PJSC	331,912	233,140
Space42 PLC (c)	734,451	323,930
Spinneys 1961 Holding PLC	313,742	131,543
Taaleem Holdings PJSC	243,680	239,497
Union Properties PJSC (c)	1,692,514	258,044
Yalla Group Ltd. ADR (c)	40,440	211,097
		6,209,459
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (b) (c)	7,668	507,775
Bit Digital, Inc. (c)	94,615	191,122
CBAK Energy Technology, Inc. (c)	13,718	10,935
JS Global Lifestyle Co. Ltd. (b) (c) (d)	1,276,500	324,855
Security Description	Shares	Value
Seanergy Maritime Holdings Corp.	11,767	$75,308
		1,109,995
TOTAL COMMON STOCKS (Cost $589,658,876)		639,449,039

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA Preference Shares 2.17% (Cost $99,790)	41,460	78,756
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Hidrovias do Brasil SA (expiring 04/10/25) (c)	209,715	7,689
THAILAND — 0.0% (a)
MBK PCL (expiring 05/15/25) (c)	33,930	1,400
Trinity Industries, Inc. (expiring 04/10/25) (c)	359,658	—
		1,400
TOTAL RIGHTS (Cost $0)		9,089
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd. (expiring 04/12/29) (c)	49,240	8,433
NEXG Bhd. (expiring 02/17/28) (c)	620,150	15,373
Supermax Corp. Bhd. (expiring 03/01/30) (c)	73,889	3,164
Top Glove Corp. Bhd. (expiring 02/09/30) (c)	171,475	7,921
		34,891
THAILAND — 0.0% (a)
Jasmine International PCL (expiring 10/10/31) NVDR (c)	1,615,734	14,765
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (c)	27,203	922
		15,687
TOTAL WARRANTS (Cost $0)		50,578
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	61,358	61,358

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	20,489,692	$20,489,692
TOTAL SHORT-TERM INVESTMENTS (Cost $20,551,050)		20,551,050
TOTAL INVESTMENTS — 103.0% (Cost $610,309,716)		660,138,512
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(19,395,080)
NET ASSETS — 100.0%		$640,743,432
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $302,308, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CMSC	Collaterlized Mortgage Securities Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	35	06/20/2025	$1,978,058	$1,943,800	$(34,258)

During the period ended March 31, 2025, the average notional value related to futures contracts was $3,192,014.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$636,542,544	$2,604,187	$302,308	$639,449,039
Preferred Stocks	78,756	—	—	78,756
Rights	7,689	1,400	—	9,089
Warrants	50,578	—	—	50,578
Short-Term Investments	20,551,050	—	—	20,551,050
TOTAL INVESTMENTS	$657,230,617	$2,605,587	$302,308	$660,138,512
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(34,258)	$—	$—	$(34,258)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(34,258)	$—	$—	$(34,258)
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Information Technology	18.9%
Industrials	17.5
Materials	13.1
Consumer Discretionary	12.0
Health Care	8.8
Financials	8.1
Real Estate	7.2
Consumer Staples	6.2
Communication Services	3.3
Utilities	3.1
Energy	1.6
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,862,098	$1,862,098	$31,806,645	$33,607,385	$—	$—	61,358	$61,358	$53,162
State Street Navigator Securities Lending Portfolio II	15,145,971	15,145,971	44,210,065	38,866,344	—	—	20,489,692	20,489,692	357,880
Total		$17,008,069	$76,016,710	$72,473,729	$—	$—		$20,551,050	$411,042
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 1.7%
APA Group Stapled Security (a)	677,606	$3,335,777
BELGIUM — 1.1%
Warehouses De Pauw CVA REIT	91,185	2,159,078
CANADA — 17.6%
Atco Ltd. Class I (a)	45,180	1,573,334
Bank of Montreal	12,700	1,212,600
Bank of Nova Scotia (a)	29,767	1,411,153
Canadian Imperial Bank of Commerce (a)	18,739	1,053,967
Canadian Natural Resources Ltd.	57,450	1,767,508
Canadian Tire Corp. Ltd. Class A (a)	15,132	1,571,184
Canadian Utilities Ltd. Class A	79,037	2,031,870
Emera, Inc.	51,620	2,173,832
Fortis, Inc.	35,356	1,610,273
Great-West Lifeco, Inc.	40,250	1,576,720
IGM Financial, Inc. (a)	43,564	1,339,686
Keyera Corp. (a)	57,401	1,783,948
Magna International, Inc. (a)	40,712	1,383,515
Pembina Pipeline Corp.	49,827	1,992,734
Power Corp. of Canada (a)	46,635	1,648,629
Quebecor, Inc. Class B (a)	68,642	1,731,729
Rogers Communications, Inc. Class B (a)	57,628	1,538,749
TC Energy Corp. (a)	37,272	1,759,948
TELUS Corp.	208,546	2,990,717
Toronto-Dominion Bank (a)	26,899	1,611,604
		33,763,700
CHINA — 11.0%
Bank of Communications Co. Ltd. Class H	2,296,000	2,053,926
China Merchants Bank Co. Ltd. Class H	282,500	1,666,613
China Railway Group Ltd. Class H	4,359,000	1,921,696
China Resources Land Ltd.	718,000	2,380,936
CSPC Pharmaceutical Group Ltd.	3,996,000	2,537,208
Far East Horizon Ltd. (a)	3,471,000	2,841,827
Jiangsu Expressway Co. Ltd. Class H	2,062,000	2,448,862
Ping An Insurance Group Co. of China Ltd. Class H	296,000	1,761,475
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,743,200	2,101,394
Sinopharm Group Co. Ltd. Class H	608,800	1,411,610
		21,125,547
FINLAND — 2.1%
Elisa OYJ (a)	42,731	2,080,805
Security Description	Shares	Value
Valmet OYJ (a)	76,190	$2,053,397
		4,134,202
FRANCE — 2.5%
Bouygues SA	74,811	2,942,324
Teleperformance SE	18,131	1,811,232
		4,753,556
GERMANY — 2.0%
Allianz SE	4,071	1,548,358
Deutsche Post AG	53,487	2,281,024
		3,829,382
HONG KONG — 5.3%
CK Infrastructure Holdings Ltd.	227,303	1,361,428
CLP Holdings Ltd.	204,500	1,666,427
Henderson Land Development Co. Ltd.	963,883	2,768,889
Power Assets Holdings Ltd.	282,553	1,692,347
Sino Land Co. Ltd.	2,725,264	2,728,662
		10,217,753
ITALY — 5.0%
A2A SpA	685,407	1,647,339
Enel SpA	320,826	2,598,133
ERG SpA (a)	90,092	1,705,975
Hera SpA	406,045	1,754,440
Terna - Rete Elettrica Nazionale	199,823	1,805,360
		9,511,247
JAPAN — 9.4%
Japan Metropolitan Fund Invest REIT	3,853	2,465,776
Japan Real Estate Investment Corp. REIT	2,417	1,734,279
Mitsui Chemicals, Inc. (a)	71,700	1,602,390
Nomura Real Estate Holdings, Inc.	299,500	1,744,446
Ono Pharmaceutical Co. Ltd. (a)	169,400	1,815,324
Takeda Pharmaceutical Co. Ltd.	64,306	1,897,702
Takeuchi Manufacturing Co. Ltd. (a)	43,300	1,473,833
Toyo Tire Corp.	100,000	1,826,936
Yamato Kogyo Co. Ltd.	30,600	1,618,195
Zeon Corp. (a)	177,500	1,774,525
		17,953,406
NORWAY — 1.3%
DNB Bank ASA	92,931	2,430,312
PORTUGAL — 1.3%
EDP SA	732,273	2,461,597
SAUDI ARABIA — 0.7%
Saudi Electricity Co.	322,147	1,370,656
SOUTH KOREA — 2.7%
KT&G Corp.	23,375	1,604,898
LG Corp.	29,468	1,292,789

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LG Uplus Corp.	326,360	$2,282,858
		5,180,545
SWITZERLAND — 6.2%
Baloise Holding AG	7,041	1,473,855
Banque Cantonale Vaudoise (a)	14,552	1,585,547
Cembra Money Bank AG	13,871	1,559,165
Helvetia Holding AG	6,573	1,357,318
Julius Baer Group Ltd. (a)	17,848	1,224,497
Swiss Life Holding AG	1,608	1,459,422
Swisscom AG	2,795	1,609,554
Zurich Insurance Group AG	2,268	1,576,513
		11,845,871
TAIWAN — 1.6%
Chailease Holding Co. Ltd.	439,000	1,533,740
Vanguard International Semiconductor Corp.	549,761	1,541,533
		3,075,273
UNITED ARAB EMIRATES — 0.9%
Emirates Telecommunications Group Co. PJSC	383,478	1,764,413
UNITED KINGDOM — 4.3%
IG Group Holdings PLC	97,112	1,192,680
Legal & General Group PLC	866,839	2,716,624
LondonMetric Property PLC REIT	950,796	2,250,759
Schroders PLC (a)	453,692	2,036,728
		8,196,791
UNITED STATES — 22.0%
AES Corp.	174,728	2,170,122
Altria Group, Inc.	54,596	3,276,852
Amcor PLC	199,527	1,935,412
Avista Corp.	50,897	2,131,057
BXP, Inc. REIT	25,648	1,723,289
Columbia Banking System, Inc.	51,680	1,288,899
CVS Health Corp.	39,724	2,691,301
Deluxe Corp.	85,262	1,347,992
First Interstate BancSystem, Inc. Class A	49,844	1,428,031
Getty Realty Corp. REIT	72,701	2,266,817
HA Sustainable Infrastructure Capital, Inc. (a)	63,724	1,863,290
Highwoods Properties, Inc. REIT	77,304	2,291,291
Security Description	Shares	Value
LTC Properties, Inc. REIT	68,215	$2,418,222
LyondellBasell Industries NV Class A	33,304	2,344,602
Northwest Bancshares, Inc.	129,225	1,553,284
Pfizer, Inc.	88,651	2,246,416
Universal Corp.	41,988	2,353,427
Verizon Communications, Inc.	61,889	2,807,285
Western Union Co.	240,612	2,545,675
Whirlpool Corp.	16,420	1,479,935
		42,163,199
TOTAL COMMON STOCKS (Cost $184,099,200)		189,272,305

SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	91,190	91,190
State Street Navigator Securities Lending Portfolio II (d) (e)	17,194,382	17,194,382
TOTAL SHORT-TERM INVESTMENTS (Cost $17,285,572)		17,285,572
TOTAL INVESTMENTS — 107.7% (Cost $201,384,772)		206,557,877
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(14,734,583)
NET ASSETS — 100.0%		$191,823,294
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	06/20/2025	$563,537	$565,325	$1,788
MSCI EAFE Index (long)	8	06/20/2025	985,456	966,520	(18,936)
S&P/TSX 60 Index (long)	2	06/19/2025	403,763	416,217	12,454
					$(4,694)

During the period ended March 31, 2025, the average notional value related to futures contracts was $1,668,046.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$189,272,305	$—	$—	$189,272,305
Short-Term Investments	17,285,572	—	—	17,285,572
TOTAL INVESTMENTS	$206,557,877	$—	$—	$206,557,877
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$14,242	$—	$—	$14,242
Futures Contracts - Unrealized Depreciation	(18,936)	—	—	(18,936)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,694)	$—	$—	$(4,694)
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	25.3%
Utilities	17.2
Real Estate	14.0
Industrials	9.2
Communication Services	8.8
Health Care	7.7
Materials	4.8
Energy	3.8
Consumer Staples	3.8
Consumer Discretionary	3.3
Information Technology	0.8
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(7.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	462,556	$462,556	$18,395,898	$18,767,264	$—	$—	91,190	$91,190	$15,117
State Street Navigator Securities Lending Portfolio II	11,992,820	11,992,820	73,207,441	68,005,879	—	—	17,194,382	17,194,382	28,175
Total		$12,455,376	$91,603,339	$86,773,143	$—	$—		$17,285,572	$43,292
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.2%
Corp. America Airports SA (a) (b)	66,821	$1,222,824
AUSTRALIA — 8.9%
Atlas Arteria Ltd. Stapled Security	2,443,899	7,386,141
Dalrymple Bay Infrastructure Ltd.	583,427	1,399,716
Qube Holdings Ltd.	4,081,543	9,995,615
Transurban Group Stapled Security	3,060,818	25,539,401
		44,320,873
BRAZIL — 0.7%
Centrais Eletricas Brasileiras SA ADR	152,026	1,079,384
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	76,287	1,362,486
Cia Energetica de Minas Gerais ADR	317,404	558,631
Ultrapar Participacoes SA ADR (b)	145,300	447,524
		3,448,025
CAMEROON — 0.2%
Golar LNG Ltd.	20,882	793,307
CANADA — 7.5%
Enbridge, Inc. (b)	436,796	19,329,191
Keyera Corp. (b)	45,907	1,426,729
Pembina Pipeline Corp. (b)	116,405	4,655,391
South Bow Corp.	41,687	1,064,731
TC Energy Corp.	208,323	9,836,812
Westshore Terminals Investment Corp.	74,133	1,270,189
		37,583,043
CHINA — 4.9%
Anhui Expressway Co. Ltd. Class H	922,000	1,296,439
Beijing Capital International Airport Co. Ltd. Class H (a)	4,336,000	1,566,027
CGN Power Co. Ltd. Class H (c)	1,860,000	580,929
China Gas Holdings Ltd.	443,997	404,604
China Longyuan Power Group Corp. Ltd. Class H	553,000	442,809
China Merchants Port Holdings Co. Ltd.	2,711,354	4,669,761
China Resources Gas Group Ltd.	150,400	448,476
China Resources Power Holdings Co. Ltd.	320,000	759,251
COSCO SHIPPING International Hong Kong Co. Ltd.	948,000	612,454
COSCO SHIPPING Ports Ltd.	2,950,605	1,774,846
Huaneng Power International, Inc. Class H	682,000	395,334
Security Description	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	2,820,000	$3,349,074
Kunlun Energy Co. Ltd.	606,000	591,178
Shenzhen Expressway Corp. Ltd. Class H	1,414,000	1,155,873
Shenzhen International Holdings Ltd.	3,113,930	3,149,831
Zhejiang Expressway Co. Ltd. Class H	3,743,840	3,050,775
		24,247,661
DENMARK — 0.2%
Svitzer Group AS (a)	32,760	1,033,785
FRANCE — 5.7%
Aeroports de Paris SA	89,058	9,038,037
Engie SA	292,143	5,691,360
Gaztransport Et Technigaz SA	6,623	1,007,946
Getlink SE	723,403	12,463,654
		28,200,997
GERMANY — 2.0%
E.ON SE	374,071	5,640,841
Fraport AG Frankfurt Airport Services Worldwide (a)	72,547	4,533,433
		10,174,274
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	11,465,500	1,926,204
ITALY — 2.6%
Enav SpA (c)	587,536	2,315,228
Enel SpA	1,287,380	10,425,542
		12,740,770
JAPAN — 1.2%
Japan Airport Terminal Co. Ltd.	214,900	5,909,247
MEXICO — 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	79,482	6,249,670
Grupo Aeroportuario del Pacifico SAB de CV ADR (a) (b)	94,121	17,460,387
Grupo Aeroportuario del Sureste SAB de CV ADR	40,247	11,020,433
		34,730,490
NEW ZEALAND — 3.6%
Auckland International Airport Ltd.	3,849,128	17,810,217
SINGAPORE — 0.9%
SATS Ltd.	2,071,321	4,746,424
SPAIN — 8.1%
Aena SME SA (c)	104,929	24,550,390
Iberdrola SA	976,515	15,759,191
		40,309,581
SWITZERLAND — 2.1%
Flughafen Zurich AG	43,924	10,385,873

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 2.1%
National Grid PLC	815,116	$10,621,065
UNITED STATES — 41.3%
American Electric Power Co., Inc. (b)	88,831	9,706,563
Antero Midstream Corp.	67,166	1,208,988
Cheniere Energy, Inc.	44,962	10,404,207
Consolidated Edison, Inc.	57,704	6,381,485
Constellation Energy Corp.	52,172	10,519,440
Dominion Energy, Inc.	139,987	7,849,071
DT Midstream, Inc.	20,324	1,960,860
Duke Energy Corp.	129,267	15,766,696
Entergy Corp.	71,400	6,104,165
Exelon Corp.	167,438	7,715,543
Kinder Morgan, Inc.	387,520	11,055,946
NextEra Energy, Inc.	342,602	24,287,056
ONEOK, Inc.	124,391	12,342,075
PG&E Corp.	365,522	6,279,668
Public Service Enterprise Group, Inc.	82,975	6,828,842
Sempra	105,496	7,528,195
Sky Harbour Group Corp. (a)	46,900	610,286
Southern Co.	182,557	16,786,116
Targa Resources Corp.	43,681	8,756,730
Vistra Corp.	56,680	6,656,499
WEC Energy Group, Inc.	52,897	5,764,715
Williams Cos., Inc.	244,397	14,605,165
Xcel Energy, Inc.	95,653	6,771,276
		205,889,587
TOTAL COMMON STOCKS (Cost $440,842,180)		496,094,247

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	1,003,622	1,003,622
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	6,393,997	$6,393,997
TOTAL SHORT-TERM INVESTMENTS (Cost $7,397,619)		7,397,619
TOTAL INVESTMENTS — 101.1% (Cost $448,239,799)		503,491,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(5,375,220)
NET ASSETS — 100.0%		$498,116,646
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$496,094,247	$—	$—	$496,094,247
Short-Term Investments	7,397,619	—	—	7,397,619
TOTAL INVESTMENTS	$503,491,866	$—	$—	$503,491,866
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Utilities	40.1%
Industrials	39.6
Energy	19.9
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,731	$1,009,731	$20,106,351	$20,112,460	$—	$—	1,003,622	$1,003,622	$17,372
State Street Navigator Securities Lending Portfolio II	2,528,660	2,528,660	20,496,833	16,631,496	—	—	6,393,997	6,393,997	11,651
Total		$3,538,391	$40,603,184	$36,743,956	$—	$—		$7,397,619	$29,023
See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 6.9%
APA Group Stapled Security	1,764,545	$8,686,652
Coles Group Ltd.	279,704	3,404,031
Medibank Pvt Ltd.	1,724,895	4,772,416
Steadfast Group Ltd.	724,011	2,607,748
Telstra Group Ltd.	1,740,780	4,566,870
Vicinity Ltd. REIT	3,279,757	4,496,317
		28,534,034
CANADA — 13.5%
Atco Ltd. Class I (a)	60,106	2,093,113
Canadian Utilities Ltd. Class A (a)	184,377	4,739,933
Emera, Inc. (a)	136,718	5,757,497
Enbridge, Inc. (a)	121,291	5,367,395
Fortis, Inc.	89,305	4,067,356
Gibson Energy, Inc. (a)	245,429	3,806,132
Hydro One Ltd. (b)	87,403	2,938,636
Keyera Corp. (a)	155,850	4,843,613
Parkland Corp.	162,359	4,063,346
Pembina Pipeline Corp.	130,753	5,229,212
Quebecor, Inc. Class B (a)	186,515	4,705,478
Rogers Communications, Inc. Class B (a)	168,130	4,489,308
Sun Life Financial, Inc. (a)	63,045	3,607,703
		55,708,722
FINLAND — 0.4%
Huhtamaki OYJ	49,035	1,739,457
FRANCE — 6.1%
Bouygues SA	186,664	7,341,514
Danone SA	45,381	3,472,618
Eiffage SA	51,725	5,992,419
Orange SA	631,238	8,178,955
		24,985,506
GERMANY — 3.6%
Allianz SE	13,478	5,126,204
Deutsche Telekom AG	78,760	2,911,321
Freenet AG	72,620	2,764,373
RWE AG	111,779	3,986,958
		14,788,856
HONG KONG — 1.8%
HKT Trust & HKT Ltd. Stapled Security	2,120,000	2,833,824
Power Assets Holdings Ltd.	794,500	4,758,647
		7,592,471
ITALY — 4.6%
Italgas SpA	994,968	7,131,066
Snam SpA	1,387,057	7,184,347
Terna - Rete Elettrica Nazionale	523,634	4,730,927
		19,046,340
Security Description	Shares	Value
JAPAN — 23.1%
Advance Residence Investment Corp. REIT	2,001	$1,914,826
Aeon Mall Co. Ltd.	155,900	2,441,606
Asahi Kasei Corp.	500,000	3,500,735
Bridgestone Corp.	109,300	4,381,794
Brother Industries Ltd. (a)	218,400	3,934,530
Canon, Inc.	93,300	2,898,077
Daiwa House REIT Investment Corp.	2,031	3,216,135
Hulic Co. Ltd.	440,900	4,236,815
Japan Real Estate Investment Corp. REIT	6,938	4,978,249
KDDI Corp.	179,800	2,836,954
KDX Realty Investment Corp. REIT	3,319	3,280,381
Kirin Holdings Co. Ltd. (a)	286,000	3,973,285
Kyocera Corp. (a)	282,100	3,160,750
MEIJI Holdings Co. Ltd.	153,700	3,340,411
Nippon Prologis REIT, Inc.	2,963	4,588,945
Nippon Telegraph & Telephone Corp.	3,428,400	3,317,437
Nomura Real Estate Holdings, Inc.	754,500	4,394,607
Nomura Real Estate Master Fund, Inc. REIT	3,355	3,197,054
Obayashi Corp.	352,500	4,676,742
Orix JREIT, Inc.	2,603	3,067,063
Sekisui Chemical Co. Ltd. (a)	190,100	3,234,649
Sekisui House Ltd.	148,300	3,312,304
Seven Bank Ltd. (a)	1,736,200	3,250,876
Sundrug Co. Ltd.	108,900	3,065,134
Takeda Pharmaceutical Co. Ltd.	175,900	5,190,897
United Urban Investment Corp. REIT	2,862	2,844,010
USS Co. Ltd. (a)	331,000	3,080,022
		95,314,288
MALAYSIA — 0.3%
MISC Bhd.	883,900	1,428,183
NETHERLANDS — 1.2%
Koninklijke KPN NV	1,189,039	5,030,997
NEW ZEALAND — 0.5%
Spark New Zealand Ltd. (a)	1,799,910	2,089,727
NORWAY — 0.9%
Orkla ASA	323,720	3,543,062
PORTUGAL — 1.7%
EDP SA	2,042,033	6,864,466
RUSSIA — 0.0%
Inter RAO UES PJSC (c)	71,668,770	—
SINGAPORE — 2.2%
CapitaLand Ascendas REIT	2,913,000	5,786,556
Singapore Exchange Ltd.	314,500	3,128,387
		8,914,943

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 1.7%
KT&G Corp.	64,544	$4,431,510
LG Corp.	55,256	2,424,134
		6,855,644
SPAIN — 3.3%
Iberdrola SA	291,419	4,702,977
Mapfre SA	759,659	2,332,100
Redeia Corp. SA	337,539	6,767,158
		13,802,235
SWEDEN — 0.6%
Essity AB Class B (a)	91,299	2,593,975
SWITZERLAND — 5.4%
Galenica AG (b)	23,269	2,090,857
Helvetia Holding AG	19,850	4,099,005
PSP Swiss Property AG	19,158	2,992,524
Swiss Prime Site AG	28,168	3,457,525
Swisscom AG	7,436	4,282,161
Zurich Insurance Group AG	7,794	5,417,700
		22,339,772
TAIWAN — 6.1%
Cheng Shin Rubber Industry Co. Ltd.	1,887,000	2,853,020
Chunghwa Telecom Co. Ltd.	960,000	3,715,383
Far Eastern New Century Corp.	4,302,000	4,262,806
President Chain Store Corp.	417,000	3,152,383
Shanghai Commercial & Savings Bank Ltd.	3,151,000	4,270,612
Taiwan Mobile Co. Ltd.	938,000	3,291,228
Uni-President Enterprises Corp.	1,528,000	3,704,661
		25,250,093
THAILAND — 0.7%
Advanced Info Service PCL NVDR	366,900	2,974,134
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	1,152,068	1,066,425
UNITED KINGDOM — 7.9%
IG Group Holdings PLC	220,966	2,713,792
M&G PLC	2,206,956	5,654,530
National Grid PLC	459,588	5,988,490
Reckitt Benckiser Group PLC	59,979	4,048,958
Severn Trent PLC	150,864	4,928,561
Unilever PLC	64,394	3,831,675
United Utilities Group PLC	413,756	5,385,953
		32,551,959
UNITED STATES — 6.1%
BP PLC	1,291,742	7,271,168
Security Description	Shares	Value
Nestle SA	47,270	$4,773,215
Novartis AG	35,538	3,929,967
Sanofi SA	35,306	3,886,980
Shell PLC	145,168	5,293,363
		25,154,693
TOTAL COMMON STOCKS (Cost $394,394,920)		408,169,982

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	670,066	670,066
State Street Navigator Securities Lending Portfolio II (f) (g)	24,560,329	24,560,329
TOTAL SHORT-TERM INVESTMENTS (Cost $25,230,395)		25,230,395
TOTAL INVESTMENTS — 105.0% (Cost $419,625,315)		433,400,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(20,649,619)
NET ASSETS — 100.0%		$412,750,758
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$408,169,982	$—	$0(a)	$408,169,982
Short-Term Investments	25,230,395	—	—	25,230,395
TOTAL INVESTMENTS	$433,400,377	$—	$0	$433,400,377
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

% of Net Assets
Utilities	22.0%
Communication Services	14.0
Real Estate	13.3
Consumer Staples	11.5
Financials	11.4
Energy	8.7
Industrials	7.1
Health Care	3.6
Consumer Discretionary	3.6
Information Technology	2.4
Materials	1.3
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,621	$234,621	$15,287,713	$14,852,268	$—	$—	670,066	$670,066	$5,503
State Street Navigator Securities Lending Portfolio II	17,668,100	17,668,100	91,150,137	84,257,908	—	—	24,560,329	24,560,329	29,807
Total		$17,902,721	$106,437,850	$99,110,176	$—	$—		$25,230,395	$35,310
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,443,502,871	$143,576,277	$1,680,549,331	$324,970,120
Investments in affiliated issuers, at value	76,982,361	4,327,497	81,178,532	16,202,691
Total Investments	4,520,485,232	147,903,774	1,761,727,863	341,172,811
Foreign currency, at value	8,400,701	317,118	5,900,420	889,467
Net cash at broker	1,005,299	46,890	526,377	—
Cash	—	—	28	—
Receivable for investments sold	—	—	917	—
Dividends receivable — unaffiliated issuers	2,180,831	176,611	6,028,272	1,303,891
Dividends receivable — affiliated issuers	2,796	2,241	7,524	229
Securities lending income receivable — unaffiliated issuers	1,533	238	—	—
Securities lending income receivable — affiliated issuers	6,820	1,013	57,261	9,409
Receivable for foreign taxes recoverable	6,267,630	148,966	2,274,048	588,493
Other receivable	21,910	1,382	—	1,382
TOTAL ASSETS	4,538,372,752	148,598,233	1,776,522,710	343,965,682
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	75,749,498	3,647,618	76,876,917	16,106,696
Payable for investments purchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	376,990	18,083	218,408	—
Deferred foreign taxes payable	—	65,468	3,517,505	—
Advisory fee payable	1,086,435	15,081	436,779	57,266
Trustees’ fees and expenses payable	2,009	293	1,272	145
Accrued expenses and other liabilities	1,635,858	—	—	—
TOTAL LIABILITIES	78,850,790	3,746,543	81,050,881	16,164,107
NET ASSETS	$4,459,521,962	$144,851,690	$1,695,471,829	$327,801,575
NET ASSETS CONSIST OF:
Paid-in capital	$4,937,447,830	$144,467,224	$1,712,123,755	$311,612,403
Total distributable earnings (loss)**	(477,925,868)	384,466	(16,651,926)	16,189,172
NET ASSETS	$4,459,521,962	$144,851,690	$1,695,471,829	$327,801,575
NET ASSET VALUE PER SHARE
Net asset value per share	$54.05	$35.33	$29.38	$42.57
Shares outstanding (unlimited amount authorized, $0.01 par value)	82,500,967	4,100,000	57,699,982	7,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,182,947,710	$126,591,588	$1,462,815,126	$292,324,866
Investments in affiliated issuers	76,982,361	4,325,604	81,178,532	16,202,691
Total cost of investments	$4,259,930,071	$130,917,192	$1,543,993,658	$308,527,557
Foreign currency, at cost	$8,411,443	$321,764	$5,933,223	$891,969
* Includes investments in securities on loan, at value	$87,798,151	$4,171,843	$110,948,511	$20,050,394
** Includes deferred foreign taxes	$—	$65,468	$3,517,505	$—
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR S&P Emerging Markets ex-China ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF

$857,652,213	$80,514,550	$37,521,491	$4,539,668	$155,393,562	$356,364,680	$627,082,295
37,701,354	794,680	488,933	23,591	4,500,691	3,471,740	30,218,993
895,353,567	81,309,230	38,010,424	4,563,259	159,894,253	359,836,420	657,301,288
4,258,006	179,826	68,853	47,644	157,779	675,875	1,085,543
—	—	—	3,805	—	—	79,623
—	—	—	—	—	—	—
1,621	—	—	—	—	—	—
3,610,187	185,916	100,374	8,884	302,821	348,378	2,162,362
208	173	113	89	1,048	1,070	11,001
—	616	167	—	—	6,751	62,593
17,591	264	199	—	1,701	9,983	10,374
3,474,092	2,979	270	14	101,162	—	13,241
—	1,382	—	—	—	—	—
906,715,272	81,680,386	38,180,400	4,623,695	160,458,764	360,878,477	660,726,025

—	—	—	—	—	9,055	—
37,679,478	752,287	427,904	—	4,303,617	3,401,807	27,996,404
1,661,228	7	—	—	—	—	654,397
—	—	—	1,001	—	—	36,443
—	502,715	221,206	—	—	4,430,084	118,508
225,432	20,919	9,894	594	39,799	149,455	250,544
843	70	43	19	26	242	46
—	—	—	—	—	—	—
39,566,981	1,275,998	659,047	1,614	4,343,442	7,990,643	29,056,342
$867,148,291	$80,404,388	$37,521,353	$4,622,081	$156,115,322	$352,887,834	$631,669,683

$888,671,147	$86,780,068	$45,361,745	$5,006,000	$132,177,383	$377,771,194	$852,799,146
(21,522,856)	(6,375,680)	(7,840,392)	(383,919)	23,937,939	(24,883,360)	(221,129,463)
$867,148,291	$80,404,388	$37,521,353	$4,622,081	$156,115,322	$352,887,834	$631,669,683

$78.47	$33.50	$57.73	$23.11	$127.44	$115.70	$35.49
11,050,000	2,400,000	650,000	200,000	1,225,000	3,050,000	17,800,000

$786,491,132	$73,644,717	$32,589,817	$4,904,060	$127,518,627	$308,384,343	$614,747,615
37,701,354	794,680	488,933	23,591	4,494,466	3,471,740	30,218,993
$824,192,486	$74,439,397	$33,078,750	$4,927,651	$132,013,093	$311,856,083	$644,966,608
$4,247,447	$179,305	$92,509	$47,649	$157,976	$675,592	$1,090,063
$46,519,465	$1,465,914	$1,217,933	$—	$5,279,634	$9,929,559	$62,874,264
$—	$502,715	$221,206	$—	$—	$4,430,084	$118,508

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2025 (Unaudited)

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$639,587,462	$189,272,305	$496,094,247	$408,169,982
Investments in affiliated issuers, at value	20,551,050	17,285,572	7,397,619	25,230,395
Total Investments	660,138,512	206,557,877	503,491,866	433,400,377
Foreign currency, at value	2,804,100	932,322	733,264	628,613
Net cash at broker	94,049	84,915	—	—
Receivable for investments sold	18,194	—	22,432,553	128
Dividends receivable — unaffiliated issuers	859,250	1,113,795	922,743	2,367,945
Dividends receivable — affiliated issuers	6,585	3,027	2,471	797
Securities lending income receivable — unaffiliated issuers	339,298	5,838	681	9,382
Securities lending income receivable — affiliated issuers	46,555	5,052	1,467	4,606
Receivable for foreign taxes recoverable	77,779	385,061	121,518	1,078,354
TOTAL ASSETS	664,384,322	209,087,887	527,706,563	437,490,202
LIABILITIES
Due to custodian	26,263	—	—	—
Payable upon return of securities loaned	20,489,692	17,194,382	6,393,997	24,560,329
Payable for investments purchased	25	—	23,029,251	23,157
Payable to broker – accumulated variation margin on open futures contracts	34,158	4,663	—	—
Deferred foreign taxes payable	2,720,790	—	—	—
Advisory fee payable	369,121	65,354	166,462	155,431
Trustees’ fees and expenses payable	841	194	207	527
TOTAL LIABILITIES	23,640,890	17,264,593	29,589,917	24,739,444
NET ASSETS	$640,743,432	$191,823,294	$498,116,646	$412,750,758
NET ASSETS CONSIST OF:
Paid-in capital	$666,958,827	$286,016,873	$508,704,065	$885,058,964
Total distributable earnings (loss)**	(26,215,395)	(94,193,579)	(10,587,419)	(472,308,206)
NET ASSETS	$640,743,432	$191,823,294	$498,116,646	$412,750,758
NET ASSET VALUE PER SHARE
Net asset value per share	$56.70	$65.02	$61.88	$38.21
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,300,000	2,950,000	8,050,000	10,801,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$589,758,666	$184,099,200	$440,842,180	$394,394,920
Investments in affiliated issuers	20,551,050	17,285,572	7,397,619	25,230,395
Total cost of investments	$610,309,716	$201,384,772	$448,239,799	$419,625,315
Foreign currency, at cost	$3,117,955	$945,001	$734,948	$630,077
* Includes investments in securities on loan, at value	$87,034,346	$28,479,421	$17,330,761	$37,928,738
** Includes deferred foreign taxes	$2,721,526	$—	$—	$—
See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$6,909	$597	$1,214	$—
Dividend income — unaffiliated issuers	29,623,490	1,162,097	20,695,505	3,837,317
Dividend income — affiliated issuers	15,957	20,767	80,075	7,212
Unaffiliated securities lending income	210,157	3,222	63,167	—
Affiliated securities lending income	52,183	3,940	149,476	24,909
Foreign taxes withheld	(3,184,813)	(61,107)	(1,962,895)	(383,306)
TOTAL INVESTMENT INCOME (LOSS)	26,723,883	1,129,516	19,026,542	3,486,132
EXPENSES
Advisory fee	5,209,004	87,346	2,458,043	311,220
Trustees’ fees and expenses	16,414	538	6,971	1,213
Miscellaneous expenses	—	1,100	1,214	1,113
TOTAL EXPENSES	5,225,418	88,984	2,466,228	313,546
NET INVESTMENT INCOME (LOSS)	$21,498,465	$1,040,532	$16,560,314	$3,172,586
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(9,856,987)	(887,057)	(13,687,087)	(2,605,951)
In-kind redemptions — unaffiliated issuers	116,071,349	907,090	10,528,560	1,275,231
In-kind redemptions — affiliated issuers	—	124	—	—
Foreign currency transactions	(136,271)	(25,271)	(769,303)	(75,738)
Futures contracts	855,251	(37,646)	256,057	—
Net realized gain (loss)	106,933,342	(42,760)	(3,671,773)	(1,406,458)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(121,348,867)	(8,290,485)	(54,070,518)	(5,354,777)
Investments — affiliated issuers	—	(86)	—	—
Foreign currency translations	(165,121)	(8,952)	(291,062)	(28,340)
Futures contracts	(377,285)	(36,770)	(546,717)	—
Net change in unrealized appreciation/depreciation	(121,891,273)	(8,336,293)	(54,908,297)	(5,383,117)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,957,931)	(8,379,053)	(58,580,070)	(6,789,575)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,540,534	$(7,338,521)	$(42,019,756)	$(3,616,989)
* Includes foreign capital gain taxes	$—	$(14,381)	$—	$—
** Includes foreign deferred taxes	$—	$106,450	$1,764,406	$—
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR S&P Emerging Markets ex-China ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF

$—	$—	$—	$118	$—	$—	$1,000
11,553,017	836,319	1,056,108	49,642	1,545,529	2,186,784	9,236,130
9,108	3,869	3,946	1,495	6,842	11,551	31,901
8,339	3,240	1,784	—	1,458	37,526	307,872
55,200	1,638	1,309	—	6,151	29,364	87,828
(963,968)	(83,547)	(66,377)	(5,527)	(65,731)	(299,959)	(845,386)
10,661,696	761,519	996,770	45,728	1,494,249	1,965,266	8,819,345

1,377,016	121,518	65,971	3,617	223,072	877,995	1,326,896
4,151	346	195	35	567	1,454	1,961
1,162	181	3	1,751	1,101	27	39
1,382,329	122,045	66,169	5,403	224,740	879,476	1,328,896
$9,279,367	$639,474	$930,601	$40,325	$1,269,509	$1,085,790	$7,490,449

(1,492,463)	98,307	504,940	6,993	(724,268)	(674,502)	(335,921)
23,085,290	—	455,141	—	4,942,352	—	—
—	—	—	—	3,580	—	—
(210,552)	(118,544)	(477,138)	(3,399)	(10,441)	(47,070)	(201,558)
—	—	—	(30,435)	—	—	32,378
21,382,275	(20,237)	482,943	(26,841)	4,211,223	(721,572)	(505,101)

(47,358,397)	(4,604,018)	(4,634,940)	(506,366)	(5,266,223)	(21,262,422)	(30,916,466)
—	—	—	—	(2,517)	—	—
(158,895)	(5,499)	(2,097)	(141)	(5,297)	(13,302)	(30,735)
—	—	—	(17,753)	—	—	(139,479)
(47,517,292)	(4,609,517)	(4,637,037)	(524,260)	(5,274,037)	(21,275,724)	(31,086,680)
(26,135,017)	(4,629,754)	(4,154,094)	(551,101)	(1,062,814)	(21,997,296)	(31,591,781)
$(16,855,650)	$(3,990,280)	$(3,223,493)	$(510,776)	$206,695	$(20,911,506)	$(24,101,332)
$—	$(210,538)	$(125,976)	$—	$—	$(46,701)	$—
$—	$538,104	$402,390	$—	$—	$2,189,416	$329,919

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2025 (Unaudited)

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,951	$1,140	$—	$—
Dividend income — unaffiliated issuers	4,525,594	3,887,233	6,765,705	6,900,065
Dividend income — affiliated issuers	53,162	15,117	17,372	5,503
Dividend income — non-cash transactions	447,997	—	—	—
Unaffiliated securities lending income	1,789,265	31,918	4,587	54,884
Affiliated securities lending income	357,880	28,175	11,651	29,807
Foreign taxes withheld	(401,702)	(305,896)	(296,759)	(630,380)
TOTAL INVESTMENT INCOME (LOSS)	6,775,147	3,657,687	6,502,556	6,359,879
EXPENSES
Advisory fee	2,302,573	389,299	966,021	900,492
Trustees’ fees and expenses	3,205	852	1,815	1,855
Miscellaneous expenses	56	1,105	35	1,121
TOTAL EXPENSES	2,305,834	391,256	967,871	903,468
NET INVESTMENT INCOME (LOSS)	$4,469,313	$3,266,431	$5,534,685	$5,456,411
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(3,543,170)	5,071,485	82,117	2,101,103
In-kind redemptions — unaffiliated issuers	2,533,049	934,462	3,352,683	1,221,243
Foreign currency transactions	(197,692)	(27,659)	(40,629)	(55,608)
Futures contracts	300,636	(6,664)	—	—
Net realized gain (loss)	(907,177)	5,971,624	3,394,171	3,266,738
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(64,911,860)	(12,044,794)	(781,710)	(9,298,279)
Foreign currency translations	10,168	(50,097)	(24,955)	(121,921)
Futures contracts	(451,093)	(37,914)	—	—
Net change in unrealized appreciation/depreciation	(65,352,785)	(12,132,805)	(806,665)	(9,420,200)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(66,259,962)	(6,161,181)	2,587,506	(6,153,462)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(61,790,649)	$(2,894,750)	$8,122,191	$(697,051)
* Includes foreign capital gain taxes	$(266,748)	$—	$—	$—
** Includes foreign deferred taxes	$4,526,378	$—	$—	$—
See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF		SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,498,465	$94,473,554	$1,040,532	$2,443,785
Net realized gain (loss)	106,933,342	128,424,924	(42,760)	27,308,150
Net change in unrealized appreciation/depreciation	(121,891,273)	473,883,498	(8,336,293)	23,679,194
Net increase (decrease) in net assets resulting from operations	6,540,534	696,781,976	(7,338,521)	53,431,129
Net equalization credits and charges	641,932	6,184,401	(101,526)	(328,173)
Distributions to shareholders	(22,048,263)	(99,902,821)	(1,455,073)	(2,797,054)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,109,267,620	1,470,411,138	18,855,569	14,286,162
Cost of shares redeemed	(509,473,200)	(551,473,859)	(3,688,109)	(158,886,876)
Net income equalization	(641,932)	(6,184,401)	101,526	328,173
Other capital	—	—	2,785	1,664
Net increase (decrease) in net assets from beneficial interest transactions	599,152,488	912,752,878	15,271,771	(144,270,877)
Net increase (decrease) in net assets during the period	584,286,691	1,515,816,434	6,376,651	(93,964,975)
Net assets at beginning of period	3,875,235,271	2,359,418,837	138,475,039	232,440,014
NET ASSETS AT END OF PERIOD	$4,459,521,962	$3,875,235,271	$144,851,690	$138,475,039
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,200,000	28,950,000	500,000	400,000
Shares redeemed	(10,500,000)	(12,050,000)	(100,000)	(4,900,000)
Net increase (decrease) from share transactions	9,700,000	16,900,000	400,000	(4,500,000)
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$16,560,314	$41,967,638	$3,172,586	$6,936,264	$9,279,367	$26,976,342
(3,671,773)	(13,410,336)	(1,406,458)	(1,240,964)	21,382,275	3,034,431
(54,908,297)	326,783,027	(5,383,117)	54,262,210	(47,517,292)	166,356,665
(42,019,756)	355,340,329	(3,616,989)	59,957,510	(16,855,650)	196,367,438
—	—	138,511	62,149	—	—
(22,161,722)	(43,248,827)	(3,208,644)	(6,708,612)	(11,735,141)	(27,861,709)

109,602,757	—	45,687,597	24,238,860	26,788,619	7,269,959
(33,968,744)	(70,794,293)	(3,968,818)	(8,303,579)	(114,879,169)	(118,145,210)
—	—	(138,511)	(62,149)	—	—
33,159	21,795	386	422	1,009	—
75,667,172	(70,772,498)	41,580,654	15,873,554	(88,089,541)	(110,875,251)
11,485,694	241,319,004	34,893,532	69,184,601	(116,680,332)	57,630,478
1,683,986,135	1,442,667,131	292,908,043	223,723,442	983,828,623	926,198,145
$1,695,471,829	$1,683,986,135	$327,801,575	$292,908,043	$867,148,291	$983,828,623

3,800,000	—	1,100,000	600,000	350,000	100,000
(1,200,000)	(2,600,000)	(100,000)	(200,000)	(1,500,000)	(1,650,000)
2,600,000	(2,600,000)	1,000,000	400,000	(1,150,000)	(1,550,000)

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$639,474	$1,792,645	$930,601	$2,161,000
Net realized gain (loss)	(20,237)	(2,526,435)	482,943	(1,863,798)
Net change in unrealized appreciation/depreciation	(4,609,517)	19,154,235	(4,637,037)	9,568,274
Net increase (decrease) in net assets resulting from operations	(3,990,280)	18,420,445	(3,223,493)	9,865,476
Net equalization credits and charges	—	(31,955)	—	—
Distributions to shareholders	(1,265,122)	(1,735,199)	(1,311,514)	(2,255,522)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	—	(6,564,858)	(7,297,360)	(4,332,591)
Net income equalization	—	31,955	—	—
Other capital	—	12,645	12,168	7,289
Net increase (decrease) in net assets from beneficial interest transactions	—	(6,520,258)	(7,285,192)	(4,325,302)
Net increase (decrease) in net assets during the period	(5,255,402)	10,133,033	(11,820,199)	3,284,652
Net assets at beginning of period	85,659,790	75,526,757	49,341,552	46,056,900
NET ASSETS AT END OF PERIOD	$80,404,388	$85,659,790	$37,521,353	$49,341,552
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	—	—
Shares redeemed	—	(200,000)	(125,000)	(75,000)
Net increase (decrease) from share transactions	—	(200,000)	(125,000)	(75,000)
See accompanying notes to financial statements.

SPDR S&P Emerging Markets ex-China ETF		SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
Six Months Ended 03/31/25 (Unaudited)	For the Period 9/5/24*- 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$40,325	$12,992	$1,269,509	$2,186,308	$1,085,790	$5,692,771
(26,841)	6,540	4,211,223	5,544,647	(721,572)	9,268,798
(524,260)	158,855	(5,274,037)	21,425,282	(21,275,724)	69,901,686
(510,776)	178,387	206,695	29,156,237	(20,911,506)	84,863,255
—	—	—	—	—	—
(51,530)	—	(1,363,642)	(1,931,529)	(4,809,344)	(8,183,581)

—	5,000,000	25,249,919	43,112,977	37,223,273	15,716,048
—	—	(9,648,928)	(14,697,788)	—	(89,495,195)
—	—	—	—	—	—
—	6,000	130	626	31,969	121,759
—	5,006,000	15,601,121	28,415,815	37,255,242	(73,657,388)
(562,306)	5,184,387	14,444,174	55,640,523	11,534,392	3,022,286
5,184,387	—	141,671,148	86,030,625	341,353,442	338,331,156
$4,622,081	$5,184,387	$156,115,322	$141,671,148	$352,887,834	$341,353,442

—	200,000	200,000	375,000	300,000	150,000
—	—	(75,000)	(125,000)	—	(850,000)
—	200,000	125,000	250,000	300,000	(700,000)

*	Commencement of operations.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF		SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,490,449	$19,478,037	$4,469,313	$15,254,877
Net realized gain (loss)	(505,101)	32,969,599	(907,177)	51,545,385
Net change in unrealized appreciation/depreciation	(31,086,680)	53,086,308	(65,352,785)	78,107,742
Net increase (decrease) in net assets resulting from operations	(24,101,332)	105,533,944	(61,790,649)	144,908,004
Net equalization credits and charges	(1,123,178)	(788,904)	—	—
Distributions to shareholders	(7,558,804)	(15,903,065)	(14,800,197)	(18,047,894)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	163,735,652	183,902,053	—	22,209,268
Cost of shares redeemed	—	(25,713,253)	(66,170,339)	(158,762,211)
Net income equalization	1,123,178	788,904	—	—
Other capital	145,071	217,440	105,418	270,808
Net increase (decrease) in net assets from beneficial interest transactions	165,003,901	159,195,144	(66,064,921)	(136,282,135)
Net increase (decrease) in net assets during the period	132,220,587	248,037,119	(142,655,767)	(9,422,025)
Net assets at beginning of period	499,449,096	251,411,977	783,399,199	792,821,224
NET ASSETS AT END OF PERIOD	$631,669,683	$499,449,096	$640,743,432	$783,399,199
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,550,000	5,550,000	—	400,000
Shares redeemed	—	(750,000)	(1,100,000)	(2,800,000)
Net increase (decrease) from share transactions	4,550,000	4,800,000	(1,100,000)	(2,400,000)
See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF		SPDR S&P International Dividend ETF
Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$3,266,431	$9,133,367	$5,534,685	$14,477,221	$5,456,411	$18,350,002
5,971,624	(7,747,631)	3,394,171	5,135,164	3,266,738	17,211,814
(12,132,805)	48,966,356	(806,665)	90,411,070	(9,420,200)	53,879,554
(2,894,750)	50,352,092	8,122,191	110,023,455	(697,051)	89,441,370
—	—	—	—	—	—
(3,228,711)	(9,721,323)	(8,660,610)	(15,753,503)	(5,186,080)	(19,481,657)

—	—	52,328,600	11,255,310	3,841,417	—
(9,513,308)	(42,904,898)	(14,727,235)	(62,276,754)	(28,934,466)	(116,880,664)
—	—	—	—	—	—
1,065	3,562	2,682	—	10,525	42,239
(9,512,243)	(42,901,336)	37,604,047	(51,021,444)	(25,082,524)	(116,838,425)
(15,635,704)	(2,270,567)	37,065,628	43,248,508	(30,965,655)	(46,878,712)
207,458,998	209,729,565	461,051,018	417,802,510	443,716,413	490,595,125
$191,823,294	$207,458,998	$498,116,646	$461,051,018	$412,750,758	$443,716,413

—	—	850,000	200,000	100,000	—
(150,000)	(725,000)	(250,000)	(1,200,000)	(800,000)	(3,350,000)
(150,000)	(725,000)	600,000	(1,000,000)	(700,000)	(3,350,000)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$53.23	$42.21	$31.10	$45.45	$36.40	$37.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	1.48	1.47	1.30	1.06	0.81
Net realized and unrealized gain (loss) (b)	0.80	10.82	10.99	(13.98)	8.77	(1.46)
Total from investment operations	1.11	12.30	12.46	(12.68)	9.83	(0.65)
Net equalization credits and charges (a)	0.01	0.10	0.01	(0.08)	0.12	(0.00)(c)
Other capital	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.30)	(1.38)	(1.36)	(1.59)	(0.90)	(0.74)
Net asset value, end of period	$54.05	$53.23	$42.21	$31.10	$45.45	$36.40
Total return (d)	2.14%	29.60%	40.03%	(28.73)%	27.32%	(1.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,459,522	$3,875,235	$2,359,419	$1,279,611	$2,622,326	$1,747,270
Ratios to average net assets:
Total expenses	0.29%(e)	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income (loss)	1.20%(e)	3.00%	3.43%	3.16%	2.39%	2.21%
Portfolio turnover rate (f)	1%(g)	6%	12%	8%	11%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$37.43	$28.35	$24.24	$31.40	$25.09	$23.01
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.46	0.52	0.55	0.53	0.46
Net realized and unrealized gain (loss) (c)	(1.93)	9.19	4.11	(6.37)	6.25	2.13
Total from investment operations	(1.67)	9.65	4.63	(5.82)	6.78	2.58
Net equalization credits and charges (b)	(0.03)	(0.06)	(0.01)	0.14	0.02	(0.03)
Other capital	0.00	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.40)	(0.51)	(0.51)	(1.48)	(0.49)	(0.48)
Net asset value, end of period	$35.33	$37.43	$28.35	$24.24	$31.40	$25.09
Total return (e)	(4.59)%	34.11%	19.07%	(21.38)%	27.23%	11.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$144,852	$138,475	$232,440	$206,007	$113,024	$70,239
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.13%	0.16%	0.24%	0.30%
Net investment income (loss)	1.43%(f)	1.46%	1.86%	1.89%	1.75%	1.95%
Portfolio turnover rate (g)	7%(h)	13%	12%	32%	10%	10%
(a)	Effective on April 22, 2022, the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$30.56	$25.00	$21.34	$29.15	$24.01	$24.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.74	0.72	0.77	0.71	0.54
Net realized and unrealized gain (loss) (b)	(1.08)	5.58	3.70	(7.71)	5.05	0.06
Total from investment operations	(0.79)	6.32	4.42	(6.94)	5.76	0.60
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.39)	(0.76)	(0.76)	(0.87)	(0.62)	(0.67)
Net asset value, end of period	$29.38	$30.56	$25.00	$21.34	$29.15	$24.01
Total return (d)	(2.50)%	25.62%	20.80%	(24.46)%	23.98%	2.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,695,472	$1,683,986	$1,442,667	$1,320,709	$1,763,381	$1,270,389
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.32%	0.34%
Net investment income (loss)	2.02%(e)	2.70%	2.85%	2.90%	2.48%	2.26%
Portfolio turnover rate (f)	1%(g)	4%	4%	2%	5%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$43.72	$35.51	$29.33	$41.42	$33.95	$33.67
Income (loss) from investment operations:
Net investment income (loss) (b)	0.43	1.07	0.97	1.00	1.08	0.76
Net realized and unrealized gain (loss) (c)	(1.18)	8.14	6.62	(11.96)	7.20	0.14
Total from investment operations	(0.75)	9.21	7.59	(10.96)	8.28	0.90
Net equalization credits and charges (b)	0.02	0.01	(0.05)	0.04	0.08	0.07
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.42)	(1.01)	(1.36)	(1.17)	(0.89)	(0.69)
Net asset value, end of period	$42.57	$43.72	$35.51	$29.33	$41.42	$33.95
Total return (e)	(1.58)%	26.20%	24.61%	(27.02)%	24.65%	2.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$327,802	$292,908	$223,723	$202,335	$240,241	$122,221
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.21%	0.20%	0.24%	0.30%
Net investment income (loss)	2.04%(f)	2.68%	2.73%	2.69%	2.66%	2.30%
Portfolio turnover rate (g)	2%(h)	5%	4%	8%	6%	7%
(a)	Effective on January 12, 2023, the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$80.64	$67.36	$56.11	$75.41	$61.74	$62.85
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	2.11	2.07	2.09	1.94	1.43
Net realized and unrealized gain (loss) (b)	(2.00)	13.34	11.07	(19.22)	13.19	(0.94)
Total from investment operations	(1.23)	15.45	13.14	(17.13)	15.13	0.49
Other capital	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.94)	(2.17)	(1.89)	(2.17)	(1.46)	(1.60)
Net asset value, end of period	$78.47	$80.64	$67.36	$56.11	$75.41	$61.74
Total return (d)	(1.43)%	23.22%	23.45%	(23.29)%	24.57%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$867,148	$983,829	$926,198	$687,312	$810,662	$385,852
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.02%(e)	2.86%	3.08%	3.00%	2.65%	2.32%
Portfolio turnover rate (f)	9%(g)	16%	14%	14%	13%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$35.69	$29.05	$26.76	$37.46	$32.76	$29.89
Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	0.71	0.71	0.73	0.66	0.58
Net realized and unrealized gain (loss) (c)	(1.93)	6.62	2.82	(10.71)	4.53	2.98
Total from investment operations	(1.66)	7.33	3.53	(9.98)	5.19	3.56
Net equalization credits and charges (b)	—	(0.01)	(0.03)	(0.11)	0.04	0.16
Other capital	—	0.00	0.01	0.03	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.53)	(0.68)	(1.22)	(0.64)	(0.55)	(0.87)
Net asset value, end of period	$33.50	$35.69	$29.05	$26.76	$37.46	$32.76
Total return (d)	(4.63)%	25.60%	11.20%	(27.26)%	16.00%	12.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,404	$85,660	$75,527	$85,638	$172,318	$94,995
Ratios to average net assets:
Total expenses	0.30%(e)	0.31%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.58%(e)	2.27%	2.40%	2.12%	1.69%	1.88%
Portfolio turnover rate (f)	19%(g)	3%	9%	8%	11%	17%
(a)	Effective on January 12, 2023, the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$63.67	$54.18	$51.37	$68.01	$56.44	$57.51
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	2.68	2.36	2.05	1.39	1.39
Net realized and unrealized gain (loss) (b)	(5.47)	9.56	3.25	(16.91)	11.58	(0.70)
Total from investment operations	(4.21)	12.24	5.61	(14.86)	12.97	0.69
Other capital	0.02	0.01	0.01	0.04	0.09	0.05
Distributions to shareholders from:
Net investment income	(1.75)	(2.76)	(2.81)	(1.82)	(1.49)	(1.81)
Net asset value, end of period	$57.73	$63.67	$54.18	$51.37	$68.01	$56.44
Total return (c)	(6.56)%	23.23%	11.03%	(22.33)%	23.25%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,521	$49,342	$46,057	$39,810	$81,610	$148,165
Ratios to average net assets:
Total expenses	0.30%(d)	0.31%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.23%(d)	4.67%	4.29%	3.26%	2.10%	2.50%
Portfolio turnover rate (e)	9%(f)	20%	25%	23%	26%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ex-China ETF
	Six Months Ended 3/31/25 (Unaudited)	For the Period 9/5/24*- 9/30/24
Net asset value, beginning of period	$25.92	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.06
Net realized and unrealized gain (loss) (b)	(2.75)	0.83
Total from investment operations	(2.55)	0.89
Other capital	—	0.03
Distributions to shareholders from:
Net investment income	(0.09)	—
Net realized gains	(0.17)	—
Total distributions	(0.26)	—
Net asset value, end of period	$23.11	$25.92
Total return (c)	(9.89)%	3.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,622	$5,184
Ratios to average net assets:
Total expenses	0.22%(d)	0.15%(d)
Net investment income (loss)	1.66%(d)	3.45%(d)
Portfolio turnover rate (e)	1%(f)	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$128.79	$101.21	$85.01	$103.50	$83.48	$80.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	2.22	2.09	2.04	1.83	1.67
Net realized and unrealized gain (loss) (b)	(1.25)	27.27	16.03	(18.49)	19.90	3.07
Total from investment operations	(0.16)	29.49	18.12	(16.45)	21.73	4.74
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.19)	(1.91)	(1.92)	(2.04)	(1.71)	(1.84)
Net asset value, end of period	$127.44	$128.79	$101.21	$85.01	$103.50	$83.48
Total return (d)	(0.11)%	29.37%	21.40%	(16.24)%	26.15%	5.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$156,115	$141,671	$86,031	$59,509	$51,752	$41,741
Ratios to average net assets:
Total expenses	0.30%(e)	0.31%	0.32%	0.30%	0.30%	0.30%
Net investment income (loss)	1.71%(e)	1.92%	2.12%	2.03%	1.88%	2.05%
Portfolio turnover rate (f)	6%(g)	18%	14%	13%	25%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$124.13	$98.07	$90.49	$124.88	$110.29	$93.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	1.82	2.13	2.17	1.69	1.66
Net realized and unrealized gain (loss) (b)	(7.22)	26.76	8.03	(33.17)	14.53	16.72
Total from investment operations	(6.86)	28.58	10.16	(31.00)	16.22	18.38
Other capital	0.01	0.04	0.02	0.03	0.06	0.03
Distributions to shareholders from:
Net investment income	(1.58)	(2.56)	(2.60)	(3.42)	(1.69)	(1.79)
Net asset value, end of period	$115.70	$124.13	$98.07	$90.49	$124.88	$110.29
Total return	(5.54)%	29.77%	11.28%	(25.42)%	14.73%	19.82%
Ratios and Supplemental Data: (c)
Net assets, end of period (in 000s)	$352,888	$341,353	$338,331	$334,812	$599,447	$540,439
Ratios to average net assets:
Total expenses	0.49%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.61%(d)	1.73%	2.16%	1.92%	1.31%	1.67%
Portfolio turnover rate (e)	2%(f)	5%	9%	2%	17%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$37.69	$29.75	$22.42	$29.82	$24.29	$29.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49	1.70	1.45	1.12	1.05	0.96
Net realized and unrealized gain (loss) (b)	(2.18)	7.56	7.25	(7.18)	5.51	(5.68)
Total from investment operations	(1.69)	9.26	8.70	(6.06)	6.56	(4.72)
Net equalization credits and charges (a)	(0.07)	(0.07)	0.03	(0.03)	(0.01)	(0.01)
Other capital	0.01	0.02	0.00(c)	0.01	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.45)	(1.27)	(1.40)	(1.32)	(1.02)	(0.98)
Net asset value, end of period	$35.49	$37.69	$29.75	$22.42	$29.82	$24.29
Total return (d)	(4.66)%	31.24%	39.27%	(20.86)%	26.96%	(15.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$631,670	$499,449	$251,412	$180,460	$295,201	$255,057
Ratios to average net assets:
Total expenses	0.49%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	2.77%(e)	5.07%	5.47%	3.94%	3.63%	3.47%
Portfolio turnover rate (f)	17%(g)	98%	99%	71%	75%	78%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$63.18	$53.57	$45.63	$59.20	$44.37	$43.50
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	1.10	1.34	1.47	1.09	0.94
Net realized and unrealized gain (loss) (b)	(5.62)	9.76	7.90	(13.23)	14.99	1.11
Total from investment operations	(5.24)	10.86	9.24	(11.76)	16.08	2.05
Contribution from affiliate (Note 4)	—	—	0.00(c)	—	—	—
Other capital	0.01	0.02	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.25)	(1.27)	(1.31)	(1.82)	(1.26)	(1.19)
Net asset value, end of period	$56.70	$63.18	$53.57	$45.63	$59.20	$44.37
Total return	(8.34)%	20.61%	20.50%(d)	(20.33)%	36.48%	4.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$640,743	$783,399	$792,821	$552,177	$651,163	$505,767
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	1.26%(e)	1.95%	2.62%	2.70%	1.97%	2.22%
Portfolio turnover rate (f)	1%(g)	26%	29%	23%	42%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	If an affiliate had not made a contribution during the year ended September 30, 2023, the total return would have remained 20.50%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$66.92	$54.83	$53.52	$65.92	$53.12	$67.49
Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	2.67	2.91	2.92	2.90	2.72
Net realized and unrealized gain (loss) (b)	(1.91)	12.33	1.35	(12.21)	13.07	(14.24)
Total from investment operations	(0.83)	15.00	4.26	(9.29)	15.97	(11.52)
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.07)	(2.91)	(2.95)	(3.11)	(3.18)	(2.85)
Net asset value, end of period	$65.02	$66.92	$54.83	$53.52	$65.92	$53.12
Total return (d)	(1.18)%	28.02%	7.87%	(14.69)%	30.37%	(17.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$191,823	$207,459	$209,730	$216,737	$322,998	$212,462
Ratios to average net assets:
Total expenses	0.40%(e)	0.41%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	3.36%(e)	4.49%	4.99%	4.49%	4.46%	4.54%
Portfolio turnover rate (f)	44%(g)	56%	71%	49%	49%	82%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$61.89	$49.44	$48.01	$52.87	$44.29	$53.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	1.90	1.72	1.42	1.46	1.48
Net realized and unrealized gain (loss) (b)	0.33	12.62	1.37	(4.73)	8.36	(8.96)
Total from investment operations	1.03	14.52	3.09	(3.31)	9.82	(7.48)
Other capital	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.04)	(2.07)	(1.66)	(1.55)	(1.24)	(1.54)
Net asset value, end of period	$61.88	$61.89	$49.44	$48.01	$52.87	$44.29
Total return (d)	1.74%	29.98%	6.24%	(6.63)%	22.28%	(14.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$498,117	$461,051	$417,803	$489,707	$438,813	$341,045
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.29%(e)	3.54%	3.24%	2.60%	2.84%	3.07%
Portfolio turnover rate (f)	5%(g)	14%	21%	14%	14%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$38.58	$33.03	$29.02	$38.11	$33.70	$38.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	1.40	1.42	1.50	1.34	1.31
Net realized and unrealized gain (loss) (b)	(0.39)	5.71	3.98	(8.88)	4.44	(4.88)
Total from investment operations	0.11	7.11	5.40	(7.38)	5.78	(3.57)
Other capital	0.00	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.48)	(1.56)	(1.39)	(1.71)	(1.37)	(1.71)
Net asset value, end of period	$38.21	$38.58	$33.03	$29.02	$38.11	$33.70
Total return (d)	0.36%	21.95%	18.58%	(19.98)%	17.20%	(9.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$412,751	$443,716	$490,595	$460,070	$632,730	$571,183
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	2.73%(e)	4.00%	4.23%	4.06%	3.52%	3.64%
Portfolio turnover rate (f)	11%(g)	61%	64%	71%	54%	65%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2025, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at period end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as EU reclaims in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The following Funds utilized equalization during the period ended March 2025:
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2025, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$376,990	$—	$376,990
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	18,083	—	18,083
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	218,408	—	218,408
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	1,001	—	1,001
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	36,443	—	36,443
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	34,158	—	34,158
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	4,663	—	4,663
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$855,251	$—	$855,251
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	(37,646)	—	(37,646)
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	256,057	—	256,057
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	(30,435)	—	(30,435)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	32,378	—	32,378
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	300,636	—	300,636
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	(6,664)	—	(6,664)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$(377,285)	$—	$(377,285)
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	(36,770)	—	(36,770)
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	(546,717)	—	(546,717)
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	(17,753)	—	(17,753)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(139,479)	—	(139,479)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(451,093)	—	(451,093)
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	(37,914)	—	(37,914)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI Climate Paris Aligned ETF	0.12
SPDR MSCI ACWI ex-US ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR S&P Emerging Markets ex-China ETF	0.15
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2026 except with the approval of the Board.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2025, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$40,298,441	$48,309,333
SPDR MSCI ACWI Climate Paris Aligned ETF	10,745,901	9,681,575
SPDR MSCI ACWI ex-US ETF	33,235,226	13,416,615
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	9,515,821	6,169,658

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

	Purchases	Sales
SPDR MSCI EAFE StrategicFactors ETF	$77,715,149	$83,331,217
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	15,430,912	16,369,377
SPDR MSCI Emerging Markets StrategicFactors ETF	3,922,189	9,562,209
SPDR S&P Emerging Markets ex-China ETF	1,665,407	36,792
SPDR MSCI World StrategicFactors ETF	10,423,338	9,602,551
SPDR S&P Emerging Asia Pacific ETF	31,876,369	5,464,948
SPDR S&P Emerging Markets Dividend ETF	210,605,143	92,549,068
SPDR S&P Emerging Markets Small Cap ETF	4,811,044	61,738,352
SPDR S&P Global Dividend ETF	85,341,869	85,383,589
SPDR S&P Global Infrastructure ETF	29,749,919	22,767,456
SPDR S&P International Dividend ETF	42,518,505	45,491,842
For the period ended March 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$1,109,194,954	$509,468,192	$116,071,349
SPDR MSCI ACWI Climate Paris Aligned ETF	16,944,738	3,377,693	907,214
SPDR MSCI ACWI ex-US ETF	72,689,980	29,208,527	10,528,560
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	41,188,976	3,963,386	1,275,231
SPDR MSCI EAFE StrategicFactors ETF	25,509,540	111,921,268	23,085,290
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	—	2,436,812	455,141
SPDR MSCI World StrategicFactors ETF	24,559,582	9,949,038	4,945,932
SPDR S&P Emerging Asia Pacific ETF	7,698,186	—	—
SPDR S&P Emerging Markets Dividend ETF	42,770,276	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	16,097,015	2,533,049
SPDR S&P Global Dividend ETF	—	8,909,730	934,462
SPDR S&P Global Infrastructure ETF	41,432,032	14,707,492	3,352,683
SPDR S&P International Dividend ETF	3,424,583	25,919,649	1,221,243
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As  March 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$4,262,972,930	$595,167,670	$338,032,653	$257,135,017
SPDR MSCI ACWI Climate Paris Aligned ETF	132,004,872	26,010,878	10,130,997	15,879,881
SPDR MSCI ACWI ex-US ETF	1,559,627,445	419,969,327	218,087,666	201,881,661
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	310,486,957	58,661,638	27,975,784	30,685,854
SPDR MSCI EAFE StrategicFactors ETF	828,094,931	137,948,986	70,690,350	67,258,636
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	75,557,222	19,307,279	13,555,271	5,752,008
SPDR MSCI Emerging Markets StrategicFactors ETF	33,563,281	10,038,923	5,591,780	4,447,143
SPDR S&P Emerging Markets ex-China ETF	4,959,649	166,617	564,011	(397,394)
SPDR MSCI World StrategicFactors ETF	132,241,173	31,398,172	3,745,092	27,653,080
SPDR S&P Emerging Asia Pacific ETF	322,088,354	119,220,431	81,472,365	37,748,066
SPDR S&P Emerging Markets Dividend ETF	647,415,964	49,752,791	39,903,987	9,848,804
SPDR S&P Emerging Markets Small Cap ETF	628,444,036	138,869,300	107,209,082	31,660,218
SPDR S&P Global Dividend ETF	202,430,188	15,182,659	11,059,664	4,122,995
SPDR S&P Global Infrastructure ETF	450,213,334	79,980,852	26,702,320	53,278,532
SPDR S&P International Dividend ETF	422,082,299	35,156,113	23,838,035	11,318,078
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2025:
Funds	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 87,798,151	$ 75,749,498	$ 18,269,590	$ 94,019,088
SPDR MSCI ACWI Climate Paris Aligned ETF	4,171,843	3,647,618	771,293	4,418,911
SPDR MSCI ACWI ex-US ETF	110,948,511	76,876,917	40,433,823	117,310,740
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	20,050,394	16,106,696	5,309,695	21,416,391
SPDR MSCI EAFE StrategicFactors ETF	46,519,465	37,679,478	12,030,240	49,709,718
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,465,914	752,287	831,450	1,583,737
SPDR MSCI Emerging Markets StrategicFactors ETF	1,217,933	427,904	870,670	1,298,574
SPDR MSCI World StrategicFactors ETF	5,279,634	4,303,617	1,290,242	5,593,859
SPDR S&P Emerging Asia Pacific ETF	9,929,559	3,401,807	7,295,622	10,697,429
SPDR S&P Emerging Markets Dividend ETF	62,874,264	27,996,404	40,950,733	68,947,137
SPDR S&P Emerging Markets Small Cap ETF	87,034,346	20,489,692	77,977,157	98,466,849
SPDR S&P Global Dividend ETF	28,479,421	17,194,382	13,083,031	30,277,413
SPDR S&P Global Infrastructure ETF	17,330,761	6,393,997	11,316,029	17,710,026
SPDR S&P International Dividend ETF	37,928,738	24,560,329	15,675,112	40,235,441
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2025:
		Remaining Contractual Maturity of the Agreements as of March 31, 2025
Funds	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$75,749,498	$—	$—	$—	$75,749,498	$75,749,498
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	3,647,618	—	—	—	3,647,618	3,647,618
SPDR MSCI ACWI ex-US ETF	Common Stocks	76,876,917	—	—	—	76,876,917	76,876,917
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	16,106,696	—	—	—	16,106,696	16,106,696
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	37,679,478	—	—	—	37,679,478	37,679,478
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	752,287	—	—	—	752,287	752,287
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	427,904	—	—	—	427,904	427,904
SPDR MSCI World StrategicFactors ETF	Common Stocks	4,303,617	—	—	—	4,303,617	4,303,617
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	3,401,807	—	—	—	3,401,807	3,401,807
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	27,996,404	—	—	—	27,996,404	27,996,404
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	20,489,692	—	—	—	20,489,692	20,489,692
SPDR S&P Global Dividend ETF	Common Stocks	17,194,382	—	—	—	17,194,382	17,194,382
SPDR S&P Global Infrastructure ETF	Common Stocks	6,393,997	—	—	—	6,393,997	6,393,997

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of March 31, 2025
Funds	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P International Dividend ETF	Common Stocks	$24,560,329	$—	$—	$—	$24,560,329	$24,560,329
11.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.This agreement expires in October 2025 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2025:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of March 31, 2025.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Financial Statements and Other Information
March 31, 2025
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.4%
Centuria Industrial REIT	398,120	$714,495
Charter Hall Long Wale REIT	494,997	1,138,208
Charter Hall Retail REIT	406,232	906,254
Dexus REIT	812,306	3,583,815
GPT Group REIT	1,446,974	3,931,333
National Storage REIT	1,038,635	1,436,840
Region RE Ltd. REIT	893,430	1,152,454
Scentre Group REIT	3,934,736	8,238,487
Vicinity Ltd. REIT	2,922,681	4,006,791
Waypoint REIT Ltd.	527,230	778,648
		25,887,325
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	33,119	801,364
BELGIUM — 0.7%
Aedifica SA REIT	35,856	2,418,793
Cofinimmo SA REIT (a)	29,149	1,922,267
Warehouses De Pauw CVA REIT (a)	136,107	3,222,741
		7,563,801
BRAZIL — 0.2%
Allos SA	296,502	990,298
Iguatemi SA (b)	91,150	294,410
Multiplan Empreendimentos Imobiliarios SA	214,200	845,184
		2,129,892
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	18,712	872,382
Canadian Apartment Properties REIT	59,291	1,777,185
Dream Industrial Real Estate Investment Trust	105,400	827,528
First Capital Real Estate Investment Trust	79,983	916,394
Granite Real Estate Investment Trust	22,926	1,068,048
H&R Real Estate Investment Trust	99,855	697,268
RioCan Real Estate Investment Trust	110,839	1,320,750
SmartCentres Real Estate Investment Trust	53,052	932,211
		8,411,766
FINLAND — 0.1%
Kojamo OYJ (a) (c)	141,932	1,293,212
FRANCE — 1.6%
Covivio SA REIT	41,017	2,295,081
Gecina SA REIT	39,410	3,697,266
Klepierre SA REIT	166,976	5,576,965
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (c)	77,650	$6,534,063
		18,103,375
GERMANY — 0.5%
Aroundtown SA (c)	661,853	1,806,638
LEG Immobilien SE	56,257	3,977,929
		5,784,567
HONG KONG — 1.4%
Hang Lung Properties Ltd.	1,390,021	1,186,296
Link REIT	1,953,688	9,140,296
Swire Properties Ltd.	797,600	1,748,911
Wharf Real Estate Investment Co. Ltd.	1,179,000	2,867,072
		14,942,575
ISRAEL — 0.2%
Azrieli Group Ltd.	27,628	1,847,328
JAPAN — 8.2%
Activia Properties, Inc. REIT	531	1,207,302
Advance Residence Investment Corp. REIT	2,172	2,078,462
Aeon Mall Co. Ltd.	71,700	1,122,920
AEON REIT Investment Corp.	1,341	1,110,177
Comforia Residential REIT, Inc.	536	946,620
Daiwa House REIT Investment Corp.	1,731	2,741,078
Daiwa Office Investment Corp. REIT	536	1,057,017
Daiwa Securities Living Investments Corp. REIT	1,839	1,090,807
Frontier Real Estate Investment Corp. REIT	1,965	1,039,397
Global One Real Estate Investment Corp. REIT	754	575,307
GLP J-Reit	3,697	2,981,531
Hoshino Resorts REIT, Inc.	464	628,947
Hulic Co. Ltd.	493,300	4,740,351
Hulic Reit, Inc.	936	896,943
Industrial & Infrastructure Fund Investment Corp. REIT	1,907	1,481,834
Invincible Investment Corp. REIT	5,859	2,468,350
Japan Excellent, Inc. REIT	890	760,017
Japan Hotel REIT Investment Corp.	3,897	1,889,344
Japan Logistics Fund, Inc. REIT	2,110	1,299,525
Japan Metropolitan Fund Invest REIT	5,431	3,475,637
Japan Prime Realty Investment Corp. REIT	765	1,739,334
Japan Real Estate Investment Corp. REIT	5,373	3,855,309
KDX Realty Investment Corp. REIT	3,079	3,043,174

See accompanying notes to financial statements.
1

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LaSalle Logiport REIT	1,429	$1,331,147
Leopalace21 Corp.	139,200	543,619
Mitsubishi Estate Logistics REIT Investment Corp.	1,136	872,853
Mitsui Fudosan Co. Ltd.	2,106,100	18,738,572
Mitsui Fudosan Logistics Park, Inc. REIT (a)	2,423	1,667,291
Mori Hills REIT Investment Corp.	1,244	1,114,725
Mori Trust Reit, Inc. (a)	1,888	786,561
Nippon Accommodations Fund, Inc. REIT	1,893	1,378,545
Nippon Building Fund, Inc. REIT	6,429	5,477,161
Nippon Prologis REIT, Inc.	1,821	2,820,273
NIPPON REIT Investment Corp.	1,398	774,070
Nomura Real Estate Master Fund, Inc. REIT	3,261	3,107,480
NTT UD REIT Investment Corp. (a)	1,150	1,021,265
Orix JREIT, Inc.	2,081	2,452,001
Sekisui House Reit, Inc.	3,298	1,757,728
Tokyu REIT, Inc.	694	806,124
United Urban Investment Corp. REIT	2,309	2,294,486
		89,173,284
MEXICO — 0.6%
Corp. Inmobiliaria Vesta SAB de CV (a)	674,240	1,543,370
Fibra Uno Administracion SA de CV REIT	2,099,884	2,454,180
Prologis Property Mexico SA de CV REIT	762,830	2,441,563
		6,439,113
ROMANIA — 0.3%
NEPI Rockcastle NV	461,005	3,321,700
SAUDI ARABIA — 0.1%
Arabian Centres Co. (d)	170,529	935,589
SINGAPORE — 2.8%
CapitaLand Ascendas REIT	2,660,991	5,285,950
CapitaLand Ascott Trust REIT (a)	1,909,893	1,236,223
CapitaLand Integrated Commercial Trust REIT	4,194,407	6,553,273
CapitaLand Investment Ltd.	1,728,617	3,523,853
Frasers Centrepoint Trust REIT	888,593	1,441,212
Frasers Logistics & Commercial Trust REIT	2,206,800	1,502,285
Keppel DC REIT	1,348,635	2,157,254
Keppel REIT	1,846,412	1,181,396
Mapletree Industrial Trust REIT	1,568,032	2,449,868
Mapletree Logistics Trust REIT	2,588,363	2,522,696
Security Description	Shares	Value
Mapletree Pan Asia Commercial Trust REIT	1,746,731	$1,624,443
Suntec Real Estate Investment Trust	1,670,995	1,466,985
		30,945,438
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,640,971	1,859,545
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	258,830	1,525,154
Merlin Properties Socimi SA REIT	297,875	3,170,992
		4,696,146
SWEDEN — 1.3%
Castellum AB (a) (c)	319,891	3,528,479
Fabege AB	181,928	1,476,056
Fastighets AB Balder Class B (c)	542,121	3,394,631
Sagax AB Class B (a)	165,927	3,478,733
Samhallsbyggnadsbolaget i Norden AB (a)	975,616	328,278
Wihlborgs Fastigheter AB (a)	201,446	1,980,348
		14,186,525
SWITZERLAND — 1.1%
PSP Swiss Property AG	34,670	5,415,534
Swiss Prime Site AG	58,464	7,176,254
		12,591,788
THAILAND — 0.1%
Central Pattana PCL NVDR	1,039,100	1,439,578
TURKEY — 0.0% (e)
Is Gayrimenkul Yatirim Ortakligi AS REIT (c)	343,913	147,494
UNITED KINGDOM — 3.5%
Assura PLC REIT	2,247,304	1,340,708
Big Yellow Group PLC REIT	148,107	1,781,697
British Land Co. PLC REIT	754,475	3,597,361
Derwent London PLC REIT	84,852	2,021,790
Grainger PLC	557,618	1,464,683
Hammerson PLC REIT	346,109	1,102,555
Land Securities Group PLC REIT	562,754	3,995,063
LondonMetric Property PLC REIT	1,546,633	3,661,246
Primary Health Properties PLC REIT	1,003,568	1,215,044
Safestore Holdings PLC REIT	164,129	1,300,756
Segro PLC REIT	1,027,947	9,165,695
Supermarket Income REIT PLC (a)	958,277	947,463
Tritax Big Box REIT PLC	1,873,037	3,394,344
UNITE Group PLC REIT	313,664	3,295,577
		38,283,982

See accompanying notes to financial statements.
2

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 72.7%
Acadia Realty Trust REIT	90,073	$1,887,029
Agree Realty Corp. REIT	81,404	6,283,575
Alexander & Baldwin, Inc. REIT	55,229	951,596
Alexandria Real Estate Equities, Inc. REIT	117,043	10,827,648
American Assets Trust, Inc. REIT	35,681	718,615
American Healthcare REIT, Inc.	115,531	3,500,589
American Homes 4 Rent Class A, REIT	241,035	9,113,533
Americold Realty Trust, Inc. REIT	197,561	4,239,659
Apartment Investment & Management Co. Class A, REIT	97,440	857,472
Apple Hospitality REIT, Inc.	171,387	2,212,606
AvalonBay Communities, Inc. REIT	107,866	23,150,201
Brandywine Realty Trust REIT	134,194	598,505
Brixmor Property Group, Inc. REIT	232,632	6,176,380
Broadstone Net Lease, Inc. REIT	142,144	2,422,134
BXP, Inc. REIT	110,557	7,428,325
Camden Property Trust REIT	81,058	9,913,393
CareTrust REIT, Inc.	141,808	4,052,873
Centerspace REIT	12,617	816,951
Chatham Lodging Trust REIT	37,578	267,931
Community Healthcare Trust, Inc. REIT	18,448	335,016
COPT Defense Properties REIT	84,787	2,312,141
Cousins Properties, Inc. REIT	126,582	3,734,169
CubeSmart REIT	171,863	7,340,269
Curbline Properties Corp. REIT	72,538	1,754,694
DiamondRock Hospitality Co. REIT	156,568	1,208,705
Digital Realty Trust, Inc. REIT	240,251	34,425,566
Diversified Healthcare Trust REIT	164,834	395,602
Douglas Emmett, Inc. REIT	126,149	2,018,384
Easterly Government Properties, Inc. REIT	76,426	810,116
EastGroup Properties, Inc. REIT	39,471	6,952,817
Elme Communities REIT	67,208	1,169,419
Empire State Realty Trust, Inc. Class A, REIT	104,913	820,420
EPR Properties REIT	57,183	3,008,398
Equinix, Inc. REIT	73,853	60,216,044
Equity Commonwealth REIT (c)	82,633	133,039
Equity LifeStyle Properties, Inc. REIT	145,164	9,682,439
Security Description	Shares	Value
Equity Residential REIT	259,550	$18,578,589
Essential Properties Realty Trust, Inc. REIT	141,867	4,630,539
Essex Property Trust, Inc. REIT	48,856	14,977,784
Extra Space Storage, Inc. REIT	160,963	23,901,396
Federal Realty Investment Trust REIT	58,575	5,729,806
First Industrial Realty Trust, Inc. REIT	100,119	5,402,421
Four Corners Property Trust, Inc. REIT	75,698	2,172,533
Getty Realty Corp. REIT	38,801	1,209,815
Global Medical REIT, Inc.	47,563	416,176
Global Net Lease, Inc. REIT	152,034	1,222,353
Healthcare Realty Trust, Inc. REIT	267,805	4,525,904
Healthpeak Properties, Inc. REIT	531,509	10,747,112
Highwoods Properties, Inc. REIT	81,615	2,419,069
Host Hotels & Resorts, Inc. REIT	531,293	7,549,674
Hudson Pacific Properties, Inc. REIT	111,156	327,910
Independence Realty Trust, Inc. REIT	175,382	3,723,360
Innovative Industrial Properties, Inc. REIT	21,573	1,166,884
Invitation Homes, Inc. REIT	432,698	15,079,525
JBG SMITH Properties REIT	65,207	1,050,485
Kennedy-Wilson Holdings, Inc.	90,494	785,488
Kilroy Realty Corp. REIT	80,231	2,628,368
Kimco Realty Corp. REIT	515,982	10,959,458
Kite Realty Group Trust REIT	165,899	3,711,161
LXP Industrial Trust REIT	227,494	1,967,823
Macerich Co. REIT	188,354	3,234,038
Medical Properties Trust, Inc. REIT	453,008	2,731,638
Mid-America Apartment Communities, Inc. REIT	88,804	14,881,774
National Health Investors, Inc. REIT	34,499	2,548,096
National Storage Affiliates Trust REIT	53,897	2,123,542
NET Lease Office Properties REIT (a) (c)	11,313	355,002
NETSTREIT Corp.	62,782	995,095
NexPoint Residential Trust, Inc. REIT	16,555	654,419
NNN REIT, Inc.	141,814	6,048,367
Omega Healthcare Investors, Inc. REIT	214,153	8,154,946
Paramount Group, Inc. REIT	143,181	615,678
Park Hotels & Resorts, Inc. REIT	156,037	1,666,475
Pebblebrook Hotel Trust REIT	90,172	913,442

See accompanying notes to financial statements.
3

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Phillips Edison & Co., Inc. REIT	95,292	$3,477,205
Piedmont Office Realty Trust, Inc. Class A, REIT	96,589	711,861
Plymouth Industrial REIT, Inc.	30,989	505,121
Prologis, Inc. REIT	703,484	78,642,476
Public Storage REIT	119,638	35,806,457
Realty Income Corp. REIT	664,380	38,540,684
Regency Centers Corp. REIT	124,058	9,150,518
Rexford Industrial Realty, Inc. REIT	172,088	6,737,245
RLJ Lodging Trust REIT	118,029	931,249
Ryman Hospitality Properties, Inc. REIT	45,260	4,138,574
Service Properties Trust REIT	129,118	336,998
Sila Realty Trust, Inc. REIT	41,300	1,103,123
Simon Property Group, Inc. REIT	232,860	38,673,389
SITE Centers Corp. REIT	36,250	465,450
SL Green Realty Corp. REIT	52,867	3,050,426
STAG Industrial, Inc. REIT	141,311	5,104,153
Summit Hotel Properties, Inc. REIT	83,373	451,048
Sun Communities, Inc. REIT	90,942	11,698,779
Sunstone Hotel Investors, Inc. REIT	151,720	1,427,685
Tanger, Inc. REIT	84,003	2,838,461
Terreno Realty Corp. REIT	75,413	4,767,610
UDR, Inc. REIT	228,784	10,334,173
UMH Properties, Inc. REIT	55,168	1,031,642
Universal Health Realty Income Trust REIT	9,815	402,022
Urban Edge Properties REIT	96,206	1,827,914
Ventas, Inc. REIT	331,880	22,820,069
Veris Residential, Inc. REIT	61,437	1,039,514
Vornado Realty Trust REIT	125,499	4,642,208
Welltower, Inc. REIT	462,478	70,856,254
WP Carey, Inc. REIT	166,258	10,492,542
Xenia Hotels & Resorts, Inc. REIT	79,497	934,886
		794,482,134
TOTAL COMMON STOCKS (Cost $1,151,576,819)		1,085,267,521

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
Iguatemi SA Preference Shares 3.60% (b) (Cost $36,097)	22,490	31,491
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	2,912,451	$2,912,451
State Street Navigator Securities Lending Portfolio II (h) (i)	14,102,061	14,102,061
TOTAL SHORT-TERM INVESTMENTS (Cost $17,014,512)		17,014,512
TOTAL INVESTMENTS — 100.9% (Cost $1,168,627,428)		1,102,313,524
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(9,874,749)
NET ASSETS — 100.0%		$1,092,438,775
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
4

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	200	06/20/2025	$7,250,540	$7,354,000	$103,460

During the period ended March 31, 2025, the average notional value related to futures contracts was $6,100,147.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,085,267,521	$—	$—	$1,085,267,521
Preferred Stocks	31,491	—	—	31,491
Short-Term Investments	17,014,512	—	—	17,014,512
TOTAL INVESTMENTS	$1,102,313,524	$—	$—	$1,102,313,524
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$103,460	$—	$—	$103,460
TOTAL OTHER FINANCIAL INSTRUMENTS:	$103,460	$—	$—	$103,460

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,544,303	$3,544,303	$35,765,104	$36,396,956	$—	$—	2,912,451	$2,912,451	$36,085
State Street Navigator Securities Lending Portfolio II	2,242,533	2,242,533	27,918,112	16,058,584	—	—	14,102,061	14,102,061	2,973
Total		$5,786,836	$63,683,216	$52,455,540	$—	$—		$17,014,512	$39,058
See accompanying notes to financial statements.
5

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 8.8%
Centuria Industrial REIT	343,302	$616,115
Charter Hall Long Wale REIT (a)	419,601	964,840
Charter Hall Retail REIT	333,068	743,034
Dexus REIT	691,920	3,052,683
GPT Group REIT (a)	1,232,368	3,348,263
National Storage REIT	887,791	1,228,164
Region RE Ltd. REIT (a)	751,257	969,062
Scentre Group REIT	3,347,746	7,009,457
Vicinity Ltd. REIT	2,489,319	3,412,682
Waypoint REIT Ltd.	432,518	638,771
		21,983,071
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	27,412	663,274
BELGIUM — 2.6%
Aedifica SA REIT	30,576	2,062,612
Cofinimmo SA REIT (a)	24,609	1,622,871
Warehouses De Pauw CVA REIT (a)	114,605	2,713,617
		6,399,100
BRAZIL — 0.7%
Allos SA	240,813	804,301
Iguatemi SA	80,590	260,301
Multiplan Empreendimentos Imobiliarios SA	174,354	687,961
		1,752,563
CANADA — 2.9%
Boardwalk Real Estate Investment Trust	15,650	729,626
Canadian Apartment Properties REIT	50,589	1,516,352
Dream Industrial Real Estate Investment Trust	87,804	689,377
First Capital Real Estate Investment Trust	67,262	770,645
Granite Real Estate Investment Trust	19,801	922,464
H&R Real Estate Investment Trust	83,043	579,873
RioCan Real Estate Investment Trust	93,440	1,113,424
SmartCentres Real Estate Investment Trust	45,800	804,782
		7,126,543
FINLAND — 0.4%
Kojamo OYJ (a) (b)	117,881	1,074,072
FRANCE — 6.2%
Covivio SA REIT	34,609	1,936,525
Gecina SA REIT	33,570	3,149,384
Klepierre SA REIT	142,132	4,747,181
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)	66,082	$5,560,643
		15,393,733
GERMANY — 2.0%
Aroundtown SA (b)	565,917	1,544,765
LEG Immobilien SE	47,912	3,387,854
		4,932,619
HONG KONG — 5.1%
Hang Lung Properties Ltd.	1,156,986	987,415
Link REIT	1,661,552	7,773,542
Swire Properties Ltd.	670,800	1,470,875
Wharf Real Estate Investment Co. Ltd.	996,000	2,422,056
		12,653,888
ISRAEL — 0.6%
Azrieli Group Ltd.	23,477	1,569,774
JAPAN — 30.4%
Activia Properties, Inc. REIT	455	1,034,506
Advance Residence Investment Corp. REIT	1,842	1,762,674
Aeon Mall Co. Ltd.	61,740	966,932
AEON REIT Investment Corp.	1,122	928,873
Comforia Residential REIT, Inc.	458	808,866
Daiwa House REIT Investment Corp.	1,475	2,335,696
Daiwa Office Investment Corp. REIT	443	873,617
Daiwa Securities Living Investments Corp. REIT	1,550	919,386
Frontier Real Estate Investment Corp. REIT	1,651	873,305
Global One Real Estate Investment Corp. REIT	649	495,191
GLP J-Reit	3,161	2,549,262
Hoshino Resorts REIT, Inc.	378	512,375
Hulic Co. Ltd.	420,090	4,036,842
Hulic Reit, Inc.	810	776,200
Industrial & Infrastructure Fund Investment Corp. REIT	1,634	1,269,699
Invincible Investment Corp. REIT	4,916	2,071,071
Japan Excellent, Inc. REIT	768	655,835
Japan Hotel REIT Investment Corp.	3,292	1,596,028
Japan Logistics Fund, Inc. REIT	1,775	1,093,202
Japan Metropolitan Fund Invest REIT	4,627	2,961,107
Japan Prime Realty Investment Corp. REIT	643	1,461,950
Japan Real Estate Investment Corp. REIT	4,578	3,284,870
KDX Realty Investment Corp. REIT	2,624	2,593,468
LaSalle Logiport REIT	1,205	1,122,486
Leopalace21 Corp. (a)	121,900	476,057

See accompanying notes to financial statements.
6

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp.	981	$753,757
Mitsui Fudosan Co. Ltd.	1,790,800	15,933,258
Mitsui Fudosan Logistics Park, Inc. REIT	2,079	1,430,581
Mori Hills REIT Investment Corp.	1,052	942,678
Mori Trust Reit, Inc. (a)	1,635	681,159
Nippon Accommodations Fund, Inc. REIT	1,616	1,176,825
Nippon Building Fund, Inc. REIT	5,473	4,662,700
Nippon Prologis REIT, Inc.	1,558	2,412,952
NIPPON REIT Investment Corp.	1,156	640,075
Nomura Real Estate Master Fund, Inc. REIT	2,780	2,649,124
NTT UD REIT Investment Corp.	953	846,318
Orix JREIT, Inc.	1,780	2,097,338
Sekisui House Reit, Inc.	2,824	1,505,101
Tokyu REIT, Inc.	601	698,099
United Urban Investment Corp. REIT	1,970	1,957,617
		75,847,080
MEXICO — 2.2%
Corp. Inmobiliaria Vesta SAB de CV (a)	568,337	1,300,953
Fibra Uno Administracion SA de CV REIT	1,792,793	2,095,276
Prologis Property Mexico SA de CV REIT	650,518	2,082,090
		5,478,319
ROMANIA — 1.1%
NEPI Rockcastle NV	389,659	2,807,628
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	139,167	763,525
SINGAPORE — 10.5%
CapitaLand Ascendas REIT	2,265,289	4,499,905
CapitaLand Ascott Trust REIT	1,639,198	1,061,009
CapitaLand Integrated Commercial Trust REIT	3,569,433	5,576,824
CapitaLand Investment Ltd.	1,472,803	3,002,366
Frasers Centrepoint Trust REIT	763,238	1,237,898
Frasers Logistics & Commercial Trust REIT	1,891,200	1,287,440
Keppel DC REIT	1,155,858	1,848,891
Keppel REIT	1,540,153	985,441
Mapletree Industrial Trust REIT	1,342,687	2,097,792
Mapletree Logistics Trust REIT	2,179,217	2,123,930
Mapletree Pan Asia Commercial Trust REIT (a)	1,492,271	1,387,798
Suntec Real Estate Investment Trust	1,410,876	1,238,623
		26,347,917
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	2,209,438	1,555,697
Security Description	Shares	Value
SPAIN — 1.6%
Inmobiliaria Colonial Socimi SA REIT	218,327	$1,286,491
Merlin Properties Socimi SA REIT	253,821	2,702,020
		3,988,511
SWEDEN — 4.8%
Castellum AB (a) (b)	272,516	3,005,920
Fabege AB (a)	155,638	1,262,755
Fastighets AB Balder Class B (b)	462,187	2,894,104
Sagax AB Class B	141,362	2,963,717
Samhallsbyggnadsbolaget i Norden AB (a)	805,926	271,180
Wihlborgs Fastigheter AB (a)	172,764	1,698,385
		12,096,061
SWITZERLAND — 4.3%
PSP Swiss Property AG	29,514	4,610,155
Swiss Prime Site AG	49,752	6,106,886
		10,717,041
THAILAND — 0.5%
Central Pattana PCL NVDR	859,559	1,190,841
TURKEY — 0.0% (d)
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	306,053	131,258
UNITED KINGDOM — 13.0%
Assura PLC REIT	1,936,403	1,155,229
Big Yellow Group PLC REIT	126,695	1,524,115
British Land Co. PLC REIT	642,736	3,064,586
Derwent London PLC REIT	72,533	1,728,262
Grainger PLC	477,840	1,255,132
Hammerson PLC REIT	286,333	912,135
Land Securities Group PLC REIT	479,258	3,402,314
LondonMetric Property PLC REIT	1,317,525	3,118,893
Primary Health Properties PLC REIT	863,460	1,045,412
Safestore Holdings PLC REIT	140,819	1,116,020
Segro PLC REIT	870,714	7,763,726
Supermarket Income REIT PLC	805,951	796,856
Tritax Big Box REIT PLC	1,595,736	2,891,815
UNITE Group PLC REIT	267,250	2,807,918
		32,582,413
TOTAL COMMON STOCKS (Cost $360,650,178)		247,054,928

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA Preference Shares 3.60% (Cost $50,715)	31,598	44,244

See accompanying notes to financial statements.
7

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	184,381	$184,381
State Street Navigator Securities Lending Portfolio II (g) (h)	6,160,568	6,160,568
TOTAL SHORT-TERM INVESTMENTS (Cost $6,344,949)		6,344,949
TOTAL INVESTMENTS — 101.5% (Cost $367,045,842)		253,444,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(3,667,458)
NET ASSETS — 100.0%		$249,776,663
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$247,054,928	$—	$—	$247,054,928
Preferred Stocks	44,244	—	—	44,244
Short-Term Investments	6,344,949	—	—	6,344,949
TOTAL INVESTMENTS	$253,444,121	$—	$—	$253,444,121

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,154,557	$1,154,557	$6,919,314	$7,889,490	$—	$—	184,381	$184,381	$16,160
State Street Navigator Securities Lending Portfolio II	1,402,106	1,402,106	37,690,099	32,931,637	—	—	6,160,568	6,160,568	7,566
Total		$2,556,663	$44,609,413	$40,821,127	$—	$—		$6,344,949	$23,726
See accompanying notes to financial statements.
8

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.9%
Abacus Group REIT (a)	351,433	$238,705
Abacus Storage King REIT	412,871	302,305
Actinogen Medical Ltd. (b)	12,363	247
AGL Energy Ltd.	700,363	4,591,256
ALS Ltd.	478,406	4,594,009
AMP Ltd.	3,670,848	2,825,049
Ampol Ltd.	265,344	3,872,476
Ansell Ltd.	463,507	9,774,156
ANZ Group Holdings Ltd.	2,891,700	52,419,101
APA Group Stapled Security	1,893,346	9,320,725
ARB Corp. Ltd. (a)	75,627	1,510,419
Aristocrat Leisure Ltd.	745,876	29,816,448
ASX Ltd.	201,149	8,165,039
Atlas Arteria Ltd. Stapled Security	933,228	2,820,474
AUB Group Ltd.	95,931	1,843,597
Aurizon Holdings Ltd.	2,170,451	4,192,801
Bank of Queensland Ltd. (a)	661,312	2,777,531
Beach Energy Ltd. (a)	1,546,627	1,383,025
Bendigo & Adelaide Bank Ltd.	600,053	3,974,802
BHP Group Ltd.	4,866,736	115,849,394
BlueScope Steel Ltd.	834,721	11,068,928
Boss Energy Ltd. (a) (b)	1,117,739	1,727,367
BrainChip Holdings Ltd. (a) (b)	2,504,003	319,876
Brambles Ltd.	2,232,448	27,864,735
Breville Group Ltd. (a)	89,566	1,746,949
BWP Trust REIT	492,388	1,058,569
Calix Ltd. (a) (b)	207,676	53,707
CAR Group Ltd.	541,327	10,622,457
Cettire Ltd. (a) (b)	924,898	484,134
Chalice Mining Ltd. (a) (b)	611,258	436,137
Challenger Ltd.	655,853	2,464,430
Charter Hall Group REIT	432,955	4,365,298
Charter Hall Long Wale REIT (a)	528,347	1,214,894
Cleanaway Waste Management Ltd.	1,938,864	3,141,328
Clinuvel Pharmaceuticals Ltd. (a)	14,381	102,699
Cochlear Ltd.	69,574	11,372,027
Coles Group Ltd.	1,165,843	14,188,449
Commonwealth Bank of Australia	1,632,582	153,547,656
Computershare Ltd.	531,877	12,969,215
Core Lithium Ltd. (a) (b)	3,493,172	165,435
De Grey Mining Ltd. (b)	1,145,151	1,519,970
Deep Yellow Ltd. (a) (b)	1,430,237	944,727
Deterra Royalties Ltd. (a)	533,633	1,197,120
Dexus REIT (a)	722,658	3,188,296
Domain Holdings Australia Ltd. (a)	159,352	423,019
Domino's Pizza Enterprises Ltd. (a)	62,199	991,076
Downer EDI Ltd.	645,048	2,178,632
Security Description	Shares	Value
Eagers Automotive Ltd. (a)	161,981	$1,513,068
Endeavour Group Ltd.	1,051,965	2,517,243
Evolution Mining Ltd.	1,743,225	7,723,527
Firefinch Ltd. (a) (b) (c)	764,682	28,591
Flight Centre Travel Group Ltd. (a)	270,358	2,329,990
Fortescue Ltd.	1,689,884	16,185,398
Glencore PLC (b)	10,411,993	37,670,248
Goodman Group REIT	1,650,960	29,248,664
GPT Group REIT	1,738,715	4,723,974
GWA Group Ltd. (a)	2,229,537	3,237,153
Harvey Norman Holdings Ltd. (a)	577,397	1,799,025
HMC Capital Ltd. REIT	217,537	844,528
HUB24 Ltd.	77,924	3,312,650
IDP Education Ltd. (a)	231,563	1,357,849
IGO Ltd. (a)	765,341	1,888,612
Iluka Resources Ltd.	531,228	1,284,415
Imugene Ltd. (a) (b)	9,247,694	184,406
Incitec Pivot Ltd.	1,669,302	2,652,575
Ingenia Communities Group REIT	1,533,486	5,179,308
Insignia Financial Ltd. (b)	688,837	1,802,845
Insurance Australia Group Ltd.	3,057,543	14,689,925
IRESS Ltd.	182,013	918,713
JB Hi-Fi Ltd.	120,219	6,954,310
Kogan.com Ltd.	149,570	433,401
Lendlease Corp. Ltd. Stapled Security	556,477	2,045,935
Leo Lithium Ltd. (a) (c)	526,635	67,850
Liontown Resources Ltd. (a) (b)	2,349,109	914,905
Lottery Corp. Ltd.	3,313,829	9,829,460
Lynas Rare Earths Ltd. (a) (b)	843,275	3,631,114
Macquarie Group Ltd.	354,980	43,497,908
Magellan Financial Group Ltd. (a)	136,864	653,297
Magnis Energy Technologies Ltd. (a) (b)	1,292,589	33,830
Medibank Pvt Ltd.	2,714,831	7,511,357
Megaport Ltd. (a) (b)	210,983	1,266,095
Mesoblast Ltd. (a) (b)	970,649	1,185,526
Metals X Ltd. (b)	823,620	354,135
Metcash Ltd.	1,418,991	2,794,212
Mineral Resources Ltd. (a) (b)	160,262	2,393,818
Mirvac Group REIT	4,062,060	5,290,360
Myer Holdings Ltd.	684,142	277,110
National Australia Bank Ltd.	3,030,766	64,250,917
National Storage REIT	1,272,460	1,760,312
Netwealth Group Ltd.	194,712	3,098,890
Neuren Pharmaceuticals Ltd. (b)	102,674	763,297
NEXTDC Ltd. (b)	589,538	4,154,962
nib holdings Ltd.	431,534	1,842,036
Nine Entertainment Co. Holdings Ltd. (a)	473,344	443,921
Northern Star Resources Ltd.	1,152,277	13,154,519

See accompanying notes to financial statements.
9

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Orica Ltd.	382,283	$4,047,352
Origin Energy Ltd.	2,219,415	14,563,290
Orora Ltd.	2,061,247	2,414,796
Paladin Energy Ltd. (a) (b)	219,641	699,402
Peninsula Energy Ltd. (b)	76,513	34,091
Perpetual Ltd. (a)	340,637	4,109,508
Perseus Mining Ltd.	1,319,211	2,737,481
Pilbara Minerals Ltd. (a) (b)	3,273,130	3,436,812
Pinnacle Investment Management Group Ltd. (a)	258,080	2,824,044
PointsBet Holdings Ltd. (a)	797,191	529,060
PolyNovo Ltd. (b)	1,429,584	1,020,018
Premier Investments Ltd.	95,062	1,180,611
Pro Medicus Ltd.	52,270	6,507,570
Qantas Airways Ltd.	998,307	5,629,960
QBE Insurance Group Ltd.	1,337,186	18,248,558
Qube Holdings Ltd.	1,839,737	4,505,478
Ramsay Health Care Ltd. (a)	132,603	2,820,215
REA Group Ltd. (a)	55,540	7,598,571
Reece Ltd. (a)	265,152	2,590,798
Region RE Ltd. REIT	1,138,075	1,468,026
Renascor Resources Ltd. (a) (b)	5,101,858	146,244
Rio Tinto Ltd. (a)	384,185	27,648,871
Rio Tinto PLC	1,080,344	63,956,664
Sandfire Resources Ltd. (a) (b)	438,898	2,833,453
Santos Ltd.	3,280,981	13,616,659
Sayona Mining Ltd. (a) (b)	15,025,355	168,535
Scentre Group REIT	5,366,331	11,235,938
SEEK Ltd. (a)	348,619	4,648,977
SGH Ltd.	149,126	4,613,869
Silver Mines Ltd. (a) (b)	7,337,549	480,101
Sonic Healthcare Ltd.	603,698	9,690,768
South32 Ltd. (a) (d)	1,736,282	3,469,234
South32 Ltd. (d)	3,351,298	6,724,524
Steadfast Group Ltd.	936,727	3,373,910
Stockland REIT	2,639,624	8,059,921
Suncorp Group Ltd.	1,048,266	12,561,555
Super Retail Group Ltd.	252,002	2,027,323
Tabcorp Holdings Ltd.	3,547,664	1,304,329
Technology One Ltd.	267,984	4,649,120
Telix Pharmaceuticals Ltd. (b)	565,998	9,353,648
Telstra Group Ltd.	4,275,278	11,216,028
Temple & Webster Group Ltd. (a) (b)	271,297	2,796,231
TPG Telecom Ltd. (a)	231,463	692,334
Transurban Group Stapled Security	3,131,075	26,125,623
Treasury Wine Estates Ltd.	1,365,212	8,294,636
Vault Minerals Ltd. (b)	830,686	230,351
Ventia Services Group Pty. Ltd.	821,373	2,057,591
Vicinity Ltd. REIT	3,220,301	4,414,807
Viva Energy Group Ltd. (e)	1,058,292	1,124,404
Washington H Soul Pattinson & Co. Ltd. (a)	230,070	4,973,440
WEB Travel Group Ltd. (a) (b)	369,306	1,049,407
Security Description	Shares	Value
Webjet Group Ltd. (a) (b)	371,089	$130,653
Wesfarmers Ltd.	1,086,628	48,760,294
West African Resources Ltd. (b)	1,103,345	1,595,115
Westgold Resources Ltd.	1,009,685	1,831,008
Westpac Banking Corp.	3,373,260	66,361,625
Whitehaven Coal Ltd.	1,056,851	3,602,415
WiseTech Global Ltd.	194,449	9,842,712
Woodside Energy Group Ltd.	1,864,767	26,866,124
Woolworths Group Ltd.	1,185,525	21,830,356
Worley Ltd.	825,351	7,421,601
Zip Co. Ltd. (b)	1,958,790	1,965,198
		1,380,036,110
AUSTRIA — 0.3%
ams-OSRAM AG (b)	12,167	105,917
ANDRITZ AG	34,101	1,904,417
BAWAG Group AG (e)	77,935	7,997,616
Erste Group Bank AG	347,874	23,944,300
Kontron AG	44,943	1,074,841
Lenzing AG (b)	18,538	541,670
Mondi PLC	646,306	9,572,673
Oesterreichische Post AG	30,458	1,028,148
OMV AG	261,086	13,396,199
Raiffeisen Bank International AG	129,896	3,328,242
Telekom Austria AG	130,158	1,214,756
UNIQA Insurance Group AG	107,833	1,141,516
Verbund AG	78,620	5,558,365
Vienna Insurance Group AG Wiener Versicherung Gruppe	32,901	1,444,688
voestalpine AG	307,917	7,483,773
		79,737,121
BELGIUM — 0.8%
Ackermans & van Haaren NV	21,266	4,589,715
Aedifica SA REIT	139,766	9,428,408
Ageas SA	252,688	15,107,988
Anheuser-Busch InBev SA	849,691	52,243,265
Barco NV (a)	71,637	912,338
Bekaert SA	96,029	3,431,408
Colruyt Group NV (a)	59,797	2,454,525
D'ieteren Group	20,530	3,523,849
Elia Group SA (a)	32,057	2,775,433
Fagron	59,713	1,221,668
Galapagos NV (a) (b)	40,576	1,019,491
Gimv NV (a)	24,974	1,062,891
Groupe Bruxelles Lambert NV	109,247	8,118,996
KBC Ancora	34,206	2,072,858
KBC Group NV	333,446	30,255,839
Materialise NV ADR (a) (b)	8,417	41,412
Melexis NV (a)	17,880	1,000,464
Proximus SADP (a)	140,623	1,036,725
Shurgard Self Storage Ltd. REIT	24,035	867,152
Solvay SA (a)	72,492	2,568,433

See accompanying notes to financial statements.
10

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Syensqo SA (a)	72,492	$4,915,261
Tessenderlo Group SA (a)	25,244	672,171
UCB SA	153,213	26,935,250
Umicore SA	193,660	1,997,780
VGP NV (a)	7,932	688,023
Warehouses De Pauw CVA REIT (a)	154,355	3,654,817
		182,596,160
BRAZIL — 0.2%
Pluxee NV (a)	98,000	1,993,972
Wheaton Precious Metals Corp.	411,460	31,924,779
Yara International ASA	245,672	7,366,907
		41,285,658
BURKINA FASO — 0.0% (f)
IAMGOLD Corp. (b)	828,322	5,168,200
CAMEROON — 0.0% (f)
Golar LNG Ltd.	180,476	6,856,283
CANADA — 9.7%
AbCellera Biologics, Inc. (a) (b)	466,058	1,039,309
AGF Management Ltd. Class B (a)	11,208	78,886
Agnico Eagle Mines Ltd.	523,754	56,736,832
Air Canada (a) (b)	258,683	2,546,839
Alamos Gold, Inc. Class A	399,695	10,677,973
Algonquin Power & Utilities Corp. (a)	297,007	1,525,018
Alimentation Couche-Tard, Inc.	826,976	40,778,521
AltaGas Ltd. (a)	334,121	9,162,936
ARC Resources Ltd. (a)	556,152	11,179,071
Aritzia, Inc. (b)	161,550	5,677,401
Atco Ltd. Class I	72,492	2,524,439
Athabasca Oil Corp. (b)	334,451	1,296,673
AtkinsRealis Group, Inc. (a)	194,643	9,246,303
Aurinia Pharmaceuticals, Inc. (b)	102,728	825,933
Aurora Cannabis, Inc. (b)	7,940	34,756
Aya Gold & Silver, Inc. (b)	140,889	1,088,543
B2Gold Corp.	1,187,924	3,375,792
Badger Infrastructure Solutions Ltd. (a)	64,079	1,730,144
Ballard Power Systems, Inc. (a) (b)	591,676	653,649
Bank of Montreal	711,719	67,955,133
Bank of Nova Scotia (a)	1,258,912	59,680,782
Barrick Gold Corp.	1,563,226	30,346,732
Baytex Energy Corp. (a)	1,189,011	2,635,362
BCE, Inc. (a)	193,315	4,436,473
BlackBerry Ltd. (a) (b)	634,090	2,387,888
Bombardier, Inc. Class B (a) (b)	94,646	5,325,297
Boralex, Inc. Class A (a)	71,240	1,431,482
Boyd Group Services, Inc. (a)	28,232	4,058,307
Security Description	Shares	Value
Brookfield Asset Management Ltd. Class A	369,097	$17,864,372
Brookfield Corp.	1,466,997	76,761,886
Brookfield Infrastructure Corp. Class A (a)	142,616	5,149,733
Brookfield Renewable Corp. (a)	183,726	5,127,861
Brookfield Wealth Solutions Ltd.	11,227	586,604
CAE, Inc. (b)	282,669	6,948,639
Cameco Corp. (a)	533,447	21,956,853
Canadian Apartment Properties REIT	72,570	2,175,209
Canadian Imperial Bank of Commerce (a)	927,220	52,151,092
Canadian National Railway Co.	621,961	60,517,227
Canadian Natural Resources Ltd.	2,057,727	63,308,078
Canadian Pacific Kansas City Ltd.	933,599	65,509,233
Canadian Solar, Inc. (a) (b)	69,480	601,002
Canadian Tire Corp. Ltd. Class A (a)	83,107	8,629,154
Canadian Utilities Ltd. Class A	115,103	2,959,049
Canopy Growth Corp. (a) (b)	17,281	15,969
Capital Power Corp. (a)	159,500	5,300,598
Capstone Copper Corp. (a) (b)	526,137	2,708,824
Cargojet, Inc. (a)	12,900	740,702
CCL Industries, Inc. Class B	117,249	5,726,199
Celestica, Inc. (a) (b)	76,537	6,036,811
Cenovus Energy, Inc.	1,227,115	17,052,145
CES Energy Solutions Corp. (a)	307,864	1,582,903
CGI, Inc.	218,283	21,788,109
Choice Properties Real Estate Investment Trust	147,145	1,426,210
CI Financial Corp.	21,535	466,386
Cineplex, Inc. (a) (b)	59,797	410,903
Colliers International Group, Inc. (a)	27,408	3,316,382
Constellation Software, Inc.	19,241	60,926,424
Converge Technology Solutions Corp.	391,356	1,484,665
CT Real Estate Investment Trust	284,807	2,871,322
Denison Mines Corp. (b)	399,553	521,910
Descartes Systems Group, Inc. (b)	78,680	7,919,661
Docebo, Inc. (b)	65,816	1,892,739
Dollarama, Inc. (a)	329,064	35,182,469
Dye & Durham Ltd. (a)	27,745	208,774
ECN Capital Corp. (a)	27,778	49,795
Element Fleet Management Corp. (a)	377,949	7,513,025
Emera, Inc. (a)	253,082	10,657,843
Empire Co. Ltd. Class A	158,858	5,325,620

See accompanying notes to financial statements.
11

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Enbridge, Inc. (a)	2,137,369	$94,583,312
Encore Energy Corp. (a) (b)	209,456	286,955
Enghouse Systems Ltd. (a)	38,500	686,674
Equinox Gold Corp. (b)	125,249	860,665
Exchange Income Corp. (a)	140,587	4,856,686
Fairfax Financial Holdings Ltd.	26,594	38,430,617
Finning International, Inc.	136,288	3,834,151
First Capital Real Estate Investment Trust	130,527	1,495,494
First Majestic Silver Corp.	269,608	1,802,070
FirstService Corp. (a)	31,700	5,255,692
Fortis, Inc. (a)	470,801	21,442,422
Franco-Nevada Corp.	174,428	27,429,765
George Weston Ltd.	70,451	12,008,855
Gildan Activewear, Inc. (a)	226,775	10,024,266
Global Atomic Corp. (a) (b)	146,040	74,073
GoGold Resources, Inc. (b)	97,991	118,467
Granite Real Estate Investment Trust	25,612	1,193,180
Great-West Lifeco, Inc. (a)	297,259	11,644,580
H&R Real Estate Investment Trust	130,527	911,444
Hydro One Ltd. (e)	302,021	10,154,453
iA Financial Corp., Inc.	91,509	8,688,984
IGM Financial, Inc. (a)	77,690	2,389,133
Imperial Oil Ltd. (a)	243,618	17,595,339
Innergex Renewable Energy, Inc. (a)	495,841	4,661,267
Intact Financial Corp.	166,778	34,069,411
International Petroleum Corp. (b)	5,945	88,005
K92 Mining, Inc. (b)	90,536	780,651
Keyera Corp. (a)	168,149	5,225,850
Kinaxis, Inc. (b)	11,703	1,290,115
Kinross Gold Corp.	1,159,512	14,606,186
Lightspeed Commerce, Inc. (a) (b)	101,647	889,168
Linamar Corp.	46,983	1,627,308
Lithium Americas Corp. (a) (b)	222,675	601,845
Lithium Argentina AG (a) (b)	69,138	146,995
Loblaw Cos. Ltd. (a)	181,825	25,476,345
MAG Silver Corp. (b)	12,248	186,284
Magna International, Inc.	328,223	11,153,995
Manulife Financial Corp.	2,033,663	63,359,006
Maple Leaf Foods, Inc. (a)	72,485	1,262,601
MEG Energy Corp. (a)	562,671	9,863,602
Methanex Corp. (a)	83,115	2,914,006
Metro, Inc.	239,755	16,669,990
MTY Food Group, Inc.	162,013	4,624,279
National Bank of Canada (a)	560,532	46,256,304
New Gold, Inc. (b)	586,488	2,167,876
NexGen Energy Ltd. (a) (b)	405,251	1,816,133
Northland Power, Inc. (a)	176,663	2,414,425
Nutrien Ltd. (a)	541,435	26,867,666
Onex Corp. (a)	78,922	5,281,207
Open Text Corp.	213,856	5,396,734
Osisko Gold Royalties Ltd.	145,851	3,077,641
Security Description	Shares	Value
Pan American Silver Corp.	356,582	$9,209,069
Parex Resources, Inc. (a)	357,236	3,330,976
Parkland Corp. (a)	163,554	4,093,254
Pembina Pipeline Corp.	522,185	20,883,772
Peyto Exploration & Development Corp. (a)	129,892	1,645,254
Pizza Pizza Royalty Corp. (a)	265,183	2,538,976
Power Corp. of Canada (a)	622,454	22,004,836
PrairieSky Royalty Ltd. (a)	201,102	3,625,914
Precision Drilling Corp. (a) (b)	29,716	1,381,275
Premium Brands Holdings Corp. (a)	27,568	1,482,552
Primaris Real Estate Investment Trust	32,491	336,141
Quebecor, Inc. Class B	161,597	4,076,837
Restaurant Brands International, Inc. (a)	290,409	19,356,564
RioCan Real Estate Investment Trust	153,472	1,828,761
Rogers Communications, Inc. Class B (a)	364,420	9,730,527
Royal Bank of Canada	1,442,522	162,468,519
Russel Metals, Inc.	57,681	1,575,432
Sandstorm Gold Ltd. (a)	168,650	1,270,221
Saputo, Inc.	256,992	4,433,637
Secure Waste Infrastructure Corp. (a)	163,120	1,777,121
Shopify, Inc. Class A (b)	1,188,514	113,050,246
SmartCentres Real Estate Investment Trust	65,630	1,153,228
SNDL, Inc. (a) (b)	246,723	347,879
South Bow Corp. (a)	206,099	5,263,991
SSR Mining, Inc. (b)	91,311	914,855
Stantec, Inc.	76,783	6,363,506
Stella-Jones, Inc. (a)	58,057	2,752,690
Sun Life Financial, Inc.	551,657	31,568,157
Suncor Energy, Inc.	1,473,274	57,037,226
TC Energy Corp. (a)	1,030,201	48,645,100
Teck Resources Ltd. Class B	516,415	18,808,737
TELUS Corp.	518,773	7,439,621
TFI International, Inc. (a)	88,034	6,815,180
Thomson Reuters Corp.	201,184	34,712,540
Tilray Brands, Inc. (a) (b) (d)	88,104	57,928
Tilray Brands, Inc. (a) (b) (d)	384,706	251,258
TMC the metals Co., Inc. (a) (b)	295,648	508,515
TMX Group Ltd.	235,505	8,597,139
Torex Gold Resources, Inc. (b)	83,055	2,299,630
Toromont Industries Ltd.	76,723	6,004,038
Toronto-Dominion Bank (a)	1,788,677	107,165,272
Tourmaline Oil Corp. (a)	334,151	16,112,614
TransAlta Corp. (a)	271,424	2,532,725
Veren, Inc. (a)	755,423	4,996,788
Vermilion Energy, Inc. (a)	108,850	881,086
Victoria Gold Corp./Vancouver (a) (b)	6,188	2,064

See accompanying notes to financial statements.
12

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Well Health Technologies Corp. (b)	42,722	$122,890
Wesdome Gold Mines Ltd. (b)	116,432	1,386,586
West Fraser Timber Co. Ltd.	55,984	4,299,400
Whitecap Resources, Inc. (a)	415,048	2,670,380
WSP Global, Inc. (a)	117,225	19,890,580
Xenon Pharmaceuticals, Inc. (a) (b)	122,982	4,126,046
		2,292,178,559
CHILE — 0.1%
Antofagasta PLC	356,277	7,672,843
Lundin Mining Corp.	771,880	6,253,341
		13,926,184
CHINA — 0.5%
BOC Aviation Ltd. (e)	436,800	3,407,807
BOC Hong Kong Holdings Ltd.	3,592,500	14,498,734
BOE Varitronix Ltd.	361,000	263,084
Budweiser Brewing Co. APAC Ltd. (e)	1,259,100	1,517,982
China Ruyi Holdings Ltd. (a) (b)	3,056,400	938,884
China Tobacco International HK Co. Ltd. (a)	288,000	860,635
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	3,296,000	826,086
Chow Tai Fook Jewellery Group Ltd. (a)	1,198,000	1,356,552
ENN Energy Holdings Ltd.	563,800	4,652,258
Fosun International Ltd.	2,090,500	1,120,443
Gemdale Properties & Investment Corp. Ltd. (a)	8,456,000	270,625
HUTCHMED China Ltd. ADR (a) (b)	57,733	868,304
Inspur Digital Enterprise Technology Ltd.	746,000	605,982
Kerry Logistics Network Ltd.	752,000	662,082
Nexteer Automotive Group Ltd.	320,000	206,059
Prosus NV	1,563,963	71,925,938
S-Enjoy Service Group Co. Ltd.	282,000	101,487
Shandong Hi-Speed Holdings Group Ltd. (a) (b)	1,742,500	1,281,069
Shangri-La Asia Ltd.	514,000	298,611
Towngas Smart Energy Co. Ltd.	1,997,259	906,176
VSTECS Holdings Ltd. (a)	882,000	754,999
Wharf Holdings Ltd. (a)	1,471,000	3,493,963
Wilmar International Ltd.	3,200,000	7,975,597
Youzan Technology Ltd. (a) (b)	8,168,000	104,983
Zhongyu Energy Holdings Ltd. (a) (b)	277,000	153,092
		119,051,432
Security Description	Shares	Value
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (b)	49,286	$240,737
CONGO — 0.0% (f)
Ivanhoe Mines Ltd. Class A (b)	1,098,623	9,327,895
DENMARK — 1.9%
Ambu AS Class B	335,186	5,724,179
AP Moller - Maersk AS Class A	2,079	3,554,952
AP Moller - Maersk AS Class B	6,127	10,632,009
Ascendis Pharma AS ADR (b)	33,837	5,273,835
Bavarian Nordic AS (b)	66,053	1,432,629
Better Collective AS (a) (b)	32,417	358,859
Carlsberg AS Class B	102,315	12,988,807
cBrain AS	39,450	901,329
Chemometec AS	11,663	835,206
Coloplast AS Class B	85,171	8,918,249
D/S Norden AS	103,223	2,597,501
Danske Bank AS	745,833	24,307,847
Demant AS (b)	89,278	2,988,558
DSV AS	194,476	37,519,983
FLSmidth & Co. AS	180,090	8,583,785
Genmab AS (b)	53,228	10,327,004
GN Store Nord AS (b)	140,755	2,181,624
Green Hydrogen Systems AS (b)	140,440	7,015
H&H International AS Class B (b)	89,744	1,322,765
ISS AS	175,511	4,022,672
Jyske Bank AS	46,825	3,735,586
Netcompany Group AS (b) (e)	19,488	725,718
Novo Nordisk AS Class B	3,066,107	208,559,380
Novonesis (Novozymes) B Class B	360,828	20,949,517
Orsted AS (b) (e)	198,858	8,677,922
Pandora AS	121,428	18,530,574
Ringkjoebing Landbobank AS	25,972	4,614,019
Royal Unibrew AS	40,032	3,190,759
Svitzer Group AS (b)	17,821	562,365
Tryg AS	385,404	9,157,021
Vestas Wind Systems AS (b)	1,034,736	14,220,560
Zealand Pharma AS (b)	95,508	7,149,237
		444,551,466
FINLAND — 0.9%
Cargotec OYJ Class B	64,331	2,918,596
Citycon OYJ (a)	153,597	544,203
Elisa OYJ	149,141	7,262,487
Fortum OYJ (a)	440,717	7,193,308
Huhtamaki OYJ	91,168	3,234,074
Kalmar OYJ Class B	64,331	2,112,855
Kemira OYJ	96,540	2,091,908
Kesko OYJ Class B	294,080	5,992,757
Kone OYJ Class B	376,732	20,689,141
Konecranes OYJ	66,168	4,202,713
Mandatum OYJ (a)	431,943	2,609,144
Metsa Board OYJ Class B (a)	188,153	701,188

See accompanying notes to financial statements.
13

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Metso OYJ (a)	841,725	$8,639,521
Neste OYJ (a)	371,938	3,428,685
Nokia OYJ (d)	3,885,917	20,316,238
Nokia OYJ (d)	2,075,782	10,860,391
Nokian Renkaat OYJ (a)	108,841	759,973
Nordea Bank Abp (a) (d)	3,143,566	39,963,104
Nordea Bank Abp (d)	44,310	563,356
Orion OYJ Class B (a)	98,003	5,807,638
Outokumpu OYJ (a)	591,362	2,216,600
QT Group OYJ (b)	30,433	2,458,956
Sampo OYJ Class A	2,159,715	20,646,390
Stora Enso OYJ Class R (a)	551,714	5,193,211
Tokmanni Group Corp. (a)	113,905	1,558,920
UPM-Kymmene OYJ (a)	505,797	13,495,146
Valmet OYJ (a)	168,796	4,549,222
Wartsila OYJ Abp	440,726	7,805,208
YIT OYJ (a) (b)	122,337	292,577
		208,107,510
FRANCE — 7.2%
Accor SA	346,473	15,677,765
Aeroports de Paris SA	31,982	3,245,688
Air France-KLM (a) (b)	248,187	2,287,359
Air Liquide SA	519,164	98,218,731
Airbus SE	577,954	101,624,570
Alstom SA (a) (b)	506,102	11,141,576
Alten SA	27,393	2,648,299
Arkema SA	40,580	3,085,952
AXA SA	1,589,657	67,655,647
BioMerieux	40,387	4,982,096
BNP Paribas SA	1,009,672	83,881,759
Bollore SE (a)	528,839	3,084,762
Bouygues SA (a)	257,159	10,114,090
Bureau Veritas SA	225,884	6,817,361
Capgemini SE	153,529	22,894,504
Carrefour SA	679,026	9,696,662
Christian Dior SE	2,010	1,145,310
Cie de Saint-Gobain SA	484,571	47,998,886
Cie Generale des Etablissements Michelin SCA	598,893	20,966,825
Covivio SA REIT	79,757	4,462,754
Credit Agricole SA	1,374,076	24,898,758
Danone SA	579,016	44,307,120
Dassault Aviation SA	20,377	6,713,430
Dassault Systemes SE (a)	633,955	23,926,862
Edenred SE	331,460	10,719,816
Eiffage SA	51,281	5,940,981
Elior Group SA (a) (b) (e)	115,870	316,662
Elis SA (a)	188,770	4,188,300
Engie SA	1,556,244	30,317,839
EssilorLuxottica SA	279,682	80,180,699
Eurazeo SE	49,639	3,651,527
Euroapi SA (a) (b)	47,074	139,632
Eutelsat Communications SACA (a) (b)	94,568	448,040
FDJ UNITED (e)	108,703	3,412,256
Security Description	Shares	Value
Fnac Darty SA (a) (d)	33,460	$1,006,597
Fnac Darty SA (d)	1,274	38,327
Forvia SE (a) (d)	123,273	1,000,295
Forvia SE (a) (d)	17,947	149,042
Gaztransport Et Technigaz SA	21,019	3,185,474
Gecina SA REIT	40,603	3,809,188
Getlink SE	398,615	6,867,817
Hermes International SCA	33,819	88,076,972
ICADE REIT	45,064	1,022,241
Imerys SA	38,272	1,237,763
Ipsen SA	34,058	3,914,400
Kering SA (a)	72,551	14,962,330
Klepierre SA REIT	186,160	6,217,707
Legrand SA	265,604	27,898,700
L'Oreal SA	226,295	83,807,621
Louis Hachette Group (b)	1,075,960	1,605,652
LVMH Moet Hennessy Louis Vuitton SE	246,052	151,949,577
Nanobiotix SA (a) (b)	82,984	295,810
Nexans SA	95,900	9,364,648
Opmobility	70,460	693,751
Orange SA	1,792,746	23,228,620
Pernod Ricard SA	205,274	20,235,727
Publicis Groupe SA	223,146	20,908,021
Renault SA	235,453	11,839,362
Rexel SA	288,835	7,731,353
Rubis SCA	101,568	2,856,948
Safran SA	323,002	84,435,481
Sartorius Stedim Biotech	23,717	4,671,646
SCOR SE	179,638	5,165,480
SEB SA	27,422	2,572,606
Societe BIC SA	25,668	1,735,684
Societe Generale SA	723,412	32,343,390
Sodexo SA	98,000	6,288,064
SOITEC (a) (b)	19,409	1,027,315
SPIE SA	134,262	5,705,476
Technip Energies NV	134,653	4,383,931
Teleperformance SE	57,544	5,748,470
Television Francaise 1 SA (a)	115,257	1,116,771
Thales SA	98,060	26,015,049
TotalEnergies SE	2,193,543	141,362,366
Ubisoft Entertainment SA (a) (b)	154,565	1,862,452
Unibail-Rodamco-Westfield CDI	710,554	2,940,071
Unibail-Rodamco-Westfield REIT (b)	57,077	4,802,894
Valeo SE	374,371	3,471,333
Vallourec SACA (a) (b)	12,589	237,296
Valneva SE (a) (b)	137,146	457,472
Veolia Environnement SA	781,475	26,801,754
Vinci SA	466,904	58,655,901
Viridien (b)	6,754	510,332
Vivendi SE	1,075,960	3,204,330
Wendel SE	27,658	2,658,981

See accompanying notes to financial statements.
14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Worldline SA (a) (b) (e)	239,602	$1,464,394
		1,684,335,400
GERMANY — 7.5%
1&1 AG	40,561	665,097
adidas AG	167,451	39,196,840
AIXTRON SE	126,493	1,384,824
Allianz SE	372,569	141,702,380
Aroundtown SA (b)	1,030,819	2,813,792
Aurubis AG (b)	27,643	2,599,312
Auto1 Group SE (b) (e)	154,260	3,382,624
BASF SE	861,105	42,689,974
Bayer AG	943,351	22,489,513
Bayerische Motoren Werke AG	309,298	24,616,774
Bayerische Motoren Werke AG Preference Shares	40,578	3,020,051
Bechtle AG	76,944	2,842,531
Beiersdorf AG	101,111	13,040,887
Bilfinger SE	121,263	8,671,430
BioNTech SE ADR (b)	77,107	7,021,363
Birkenstock Holding PLC (a) (b)	64,880	2,974,748
Brenntag SE	153,390	9,875,241
CANCOM SE	51,702	1,253,241
Carl Zeiss Meditec AG	34,092	2,231,668
Ceconomy AG (b)	159,872	572,653
Commerzbank AG	899,455	20,374,280
CompuGroup Medical SE & Co. KGaA (b)	38,580	933,501
Continental AG	102,162	7,124,548
Covestro AG (b)	175,919	11,287,652
CTS Eventim AG & Co. KGaA	44,921	4,473,884
CureVac NV (a) (b)	45,706	126,606
Daimler Truck Holding AG	528,595	21,195,098
Deutsche Bank AG	1,990,447	46,914,789
Deutsche Boerse AG	174,115	51,176,329
Deutsche Lufthansa AG	668,900	4,838,169
Deutsche Pfandbriefbank AG (a) (b) (e)	201,176	1,168,044
Deutsche Post AG	909,921	38,804,781
Deutsche Telekom AG	3,410,019	126,049,523
Deutz AG	115,951	844,187
Dr. Ing hc F Porsche AG Preference Shares (e)	102,310	5,078,179
Duerr AG	44,954	1,123,663
DWS Group GmbH & Co. KGaA (e)	32,235	1,753,200
E.ON SE	2,106,871	31,770,772
Evonik Industries AG	117,335	2,526,668
Evotec SE (a) (b)	115,056	753,158
Fielmann Group AG	25,544	1,154,752
Fraport AG Frankfurt Airport Services Worldwide (b)	51,212	3,200,218
Freenet AG	127,819	4,865,592
Fresenius Medical Care AG	211,839	10,443,738
Fresenius SE & Co. KGaA (b)	398,178	16,933,514
FUCHS SE	52,814	1,914,018
Security Description	Shares	Value
FUCHS SE Preference Shares	66,206	$3,169,578
GEA Group AG	173,403	10,470,630
Gerresheimer AG	40,493	3,064,026
Grand City Properties SA (b)	117,011	1,249,418
Grenke AG	25,546	374,737
Hamborner REIT AG	495,603	3,206,750
Hannover Rueck SE	57,745	17,134,737
Hapag-Lloyd AG (e)	17,689	2,661,698
Heidelberg Materials AG	140,585	23,925,543
HelloFresh SE (a) (b)	212,578	1,785,119
Henkel AG & Co. KGaA	98,707	7,095,785
Henkel AG & Co. KGaA Preference Shares	131,337	10,424,630
Hensoldt AG	75,124	5,010,950
HOCHTIEF AG	14,892	2,525,557
HUGO BOSS AG	64,061	2,412,268
Hypoport SE (b)	4,537	768,947
Immatics NV (b)	158,509	714,876
Infineon Technologies AG	1,285,432	42,204,199
Jenoptik AG	49,471	1,020,143
Jumia Technologies AG ADR (b)	195,709	420,774
Jungheinrich AG Preference Shares	44,921	1,556,640
K&S AG	207,272	2,821,081
KION Group AG	82,386	3,408,447
Knorr-Bremse AG	62,954	5,681,646
Krones AG	14,819	2,007,340
Lanxess AG	89,650	2,693,120
LEG Immobilien SE	64,082	4,531,234
Mercedes-Benz Group AG	757,855	44,361,853
Merck KGaA	139,064	19,017,474
METRO AG (b)	159,872	920,458
MTU Aero Engines AG	51,168	17,703,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	130,985	82,403,818
Nemetschek SE	51,137	5,899,442
Nordex SE (b)	97,817	1,503,570
Norma Group SE	46,949	645,086
Patrizia SE	75,243	605,518
Pfeiffer Vacuum Technology AG	6,324	1,061,567
Porsche Automobil Holding SE Preference Shares	172,430	6,437,111
ProSiebenSat.1 Media SE	218,220	1,366,005
Puma SE	90,071	2,178,429
Rational AG	6,211	5,132,481
Rheinmetall AG	40,528	57,743,668
RWE AG	660,883	23,572,522
Salzgitter AG	98,145	2,489,262
SAP SE	991,867	261,853,899
Sartorius AG Preference Shares	38,760	8,943,127
Schaeffler AG (b)	160,519	660,626
Scout24 SE (e)	59,805	6,227,575
Siemens AG	728,544	166,759,715

See accompanying notes to financial statements.
15

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Siemens Energy AG (b)	570,342	$33,169,949
Siemens Healthineers AG (e)	262,838	14,085,160
Siltronic AG	19,247	827,467
Sixt SE	11,194	957,063
Sixt SE Preference Shares	14,896	897,859
Stabilus SE	21,366	557,372
Stroeer SE & Co. KGaA	38,894	2,264,518
Suedzucker AG (a)	66,108	820,500
Symrise AG	121,430	12,552,850
TAG Immobilien AG (b)	167,574	2,277,150
Talanx AG	62,483	6,526,686
TeamViewer SE (b) (e)	94,778	1,223,432
thyssenkrupp AG	595,023	6,082,931
TUI AG (b)	608,125	4,145,020
Uniper SE (b)	10,473	479,442
United Internet AG	59,804	1,226,760
Volkswagen AG	30,074	3,112,154
Volkswagen AG Preference Shares	174,234	17,608,709
Vonovia SE	767,733	20,699,468
Wacker Chemie AG	19,144	1,567,082
Zalando SE (b) (e)	192,459	6,602,724
		1,767,384,707
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	1,767,323	364,532
HONG KONG — 1.5%
AIA Group Ltd.	11,298,400	85,097,778
ASMPT Ltd.	234,800	1,640,217
Bank of East Asia Ltd.	1,317,299	1,967,407
Cafe de Coral Holdings Ltd.	140,000	132,077
Cathay Pacific Airways Ltd. (a)	1,655,000	2,203,745
Champion REIT (a)	1,702,000	415,640
Chow Sang Sang Holdings International Ltd.	508,000	460,316
CK Asset Holdings Ltd.	2,044,031	8,262,506
CK Infrastructure Holdings Ltd.	287,500	1,721,977
CLP Holdings Ltd.	1,768,000	14,407,054
CTF Services Ltd.	1,792,000	1,653,736
Dah Sing Banking Group Ltd.	658,125	724,925
Dah Sing Financial Holdings Ltd.	46,885	175,059
DFI Retail Group Holdings Ltd.	596,300	1,425,157
Fortune Real Estate Investment Trust	1,781,000	933,959
Futu Holdings Ltd. ADR	66,365	6,792,458
Hang Lung Group Ltd.	1,790,000	2,631,981
Hang Lung Properties Ltd.	2,049,640	1,749,240
Hang Seng Bank Ltd.	773,000	10,471,858
Henderson Land Development Co. Ltd.	1,677,869	4,819,913
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	2,890,000	1,994,692
HKBN Ltd.	842,000	560,590
HKT Trust & HKT Ltd. Stapled Security	4,390,900	5,869,357
Security Description	Shares	Value
Hong Kong & China Gas Co. Ltd.	7,964,625	$6,848,494
Hong Kong Exchanges & Clearing Ltd.	1,228,839	54,458,528
Hong Kong Technology Venture Co. Ltd. (b)	841,642	157,937
Hongkong Land Holdings Ltd.	2,008,400	8,676,288
Hysan Development Co. Ltd.	377,841	611,904
Jardine Matheson Holdings Ltd.	183,905	7,790,216
Johnson Electric Holdings Ltd.	112,537	226,512
Kerry Properties Ltd.	764,500	1,802,107
Link REIT	3,009,120	14,078,116
LK Technology Holdings Ltd. (a)	92,500	35,429
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd. (a)	132,000	259,579
Man Wah Holdings Ltd.	834,000	481,300
Melco International Development Ltd. (a) (b)	229,000	112,141
Melco Resorts & Entertainment Ltd. ADR (b)	206,894	1,090,331
Modern Dental Group Ltd.	756,000	369,240
MTR Corp. Ltd.	1,865,888	6,103,473
New World Development Co. Ltd. (a) (b)	631,129	399,916
Pacific Basin Shipping Ltd. (a)	8,326,000	1,851,340
Pacific Textiles Holdings Ltd.	1,761,000	341,775
PAX Global Technology Ltd.	1,661,000	1,033,282
PCCW Ltd.	1,977,875	1,230,404
Perfect Medical Health Management Ltd. (a)	1,438,000	419,555
Power Assets Holdings Ltd.	1,515,500	9,077,066
Prudential PLC	2,488,113	26,533,689
Realord Group Holdings Ltd. (a) (b)	550,000	503,322
Sino Land Co. Ltd.	9,140,132	9,151,527
Sun Hung Kai Properties Ltd.	1,585,509	15,059,717
Sunlight Real Estate Investment Trust	1,542,000	378,548
Swire Pacific Ltd. Class A	25,500	224,837
Swire Pacific Ltd. Class B	892,500	1,241,193
Swire Properties Ltd.	1,261,800	2,766,771
Techtronic Industries Co. Ltd.	1,078,000	12,920,260
Value Partners Group Ltd. (a) (b)	402,000	80,087
Vitasoy International Holdings Ltd.	230,000	296,801
Viva Goods Co. Ltd.	1,280,000	75,678
VTech Holdings Ltd.	198,900	1,459,737
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,280,475
Yue Yuen Industrial Holdings Ltd.	921,500	1,478,133

See accompanying notes to financial statements.
16

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yuexiu Real Estate Investment Trust (a)	421,000	$44,912
		349,062,262
INDONESIA — 0.0% (f)
First Pacific Co. Ltd.	3,780,000	2,288,318
IRELAND — 0.3%
AerCap Holdings NV	78,969	8,068,263
AIB Group PLC	1,495,640	9,612,767
Amarin Corp. PLC ADR (a) (b)	277,951	124,550
Bank of Ireland Group PLC	886,417	10,384,176
C&C Group PLC	506,265	844,273
Dalata Hotel Group PLC	489,716	2,745,466
Glanbia PLC	121,450	1,334,206
Greencore Group PLC	418,022	912,939
Kerry Group PLC Class A	149,059	15,586,118
Kingspan Group PLC	140,596	11,261,300
		60,874,058
ISRAEL — 0.8%
Airport City Ltd. (b)	59,740	839,288
Alony Hetz Properties & Investments Ltd.	131,881	1,026,187
Amot Investments Ltd.	172,753	832,489
Ashdod Refinery Ltd. (b)	58,830	841,658
Bank Hapoalim BM	1,025,795	13,783,875
Bank Leumi Le-Israel BM	1,299,998	17,377,722
Bezeq The Israeli Telecommunication Corp. Ltd.	2,080,381	3,051,118
Camtek Ltd.	16,850	963,451
Check Point Software Technologies Ltd. (b)	123,565	28,162,935
Compugen Ltd. (a) (b)	285,881	417,386
Elbit Systems Ltd.	24,082	9,207,757
Electra Ltd.	1,462	678,955
Enlight Renewable Energy Ltd. (b)	76,716	1,222,904
First International Bank of Israel Ltd.	49,608	2,491,747
Gav-Yam Lands Corp. Ltd.	83,983	642,221
Global-e Online Ltd. (b)	73,335	2,614,393
Harel Insurance Investments & Financial Services Ltd.	108,551	1,721,053
ICL Group Ltd.	430,569	2,413,391
Innoviz Technologies Ltd. (a) (b)	830,755	541,569
Isracard Ltd.	50,712	224,649
Israel Discount Bank Ltd. Class A	1,109,882	7,659,390
Kornit Digital Ltd. (b)	177,137	3,379,774
Melisron Ltd.	19,398	1,506,267
Mivne Real Estate KD Ltd.	554,986	1,477,352
Mizrahi Tefahot Bank Ltd.	140,350	6,270,080
Nano Dimension Ltd. ADR (a) (b)	280,696	446,307
Nano-X Imaging Ltd. (a) (b)	160,232	800,359
Security Description	Shares	Value
Nice Ltd. (b)	62,302	$9,461,606
Nova Ltd. (b)	25,135	4,587,351
Oramed Pharmaceuticals, Inc. (a) (b)	53,176	113,797
Paz Retail & Energy Ltd.	8,305	1,097,246
Phoenix Financial Ltd.	135,984	2,510,648
Plus500 Ltd.	101,042	3,578,725
Radware Ltd. (b)	38,336	828,824
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,789	771,770
Reit 1 Ltd.	1,244,695	5,954,711
Sapiens International Corp. NV	25,050	680,197
Scinai Immunotherapeutics Ltd. ADR (b)	2	5
Shapir Engineering & Industry Ltd.	133,431	803,747
Shikun & Binui Ltd. (b)	236,071	616,124
Shufersal Ltd.	1,339,648	12,620,250
Strauss Group Ltd.	346,414	7,249,974
Teva Pharmaceutical Industries Ltd. ADR (b)	1,051,907	16,167,811
Tower Semiconductor Ltd. (b)	102,085	3,560,834
Wix.com Ltd. (b)	47,691	7,791,756
ZIM Integrated Shipping Services Ltd. (a)	148,538	2,167,169
		191,156,822
ITALY — 2.5%
A2A SpA	1,432,718	3,443,461
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	79,044	1,594,534
Anima Holding SpA (e)	266,374	2,009,845
Azimut Holding SpA	104,172	2,898,687
Banca Generali SpA	70,469	3,943,050
Banca IFIS SpA	188,086	4,360,041
Banca Mediolanum SpA	239,926	3,853,831
Banca Popolare di Sondrio SpA	707,106	8,493,637
Banco BPM SpA	983,565	9,929,634
BFF Bank SpA (e)	282,895	2,327,017
Biesse SpA	10,776	75,603
BPER Banca SpA	1,353,080	10,538,120
Brembo NV (a)	432,258	3,682,173
Brunello Cucinelli SpA (a)	32,380	3,693,560
Buzzi SpA	110,258	5,266,635
Coca-Cola HBC AG	152,819	6,911,683
Davide Campari-Milano NV (a)	504,893	2,952,718
De' Longhi SpA	71,315	2,346,471
DiaSorin SpA	23,660	2,338,515
Enav SpA (e)	238,385	939,373
Enel SpA (a)	7,203,861	58,338,766
Eni SpA	2,316,251	35,773,820
ERG SpA	51,553	976,203
Esprinet SpA (a) (b)	392,113	2,083,919

See accompanying notes to financial statements.
17

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ferrari NV	117,077	$49,600,217
FinecoBank Banca Fineco SpA	489,307	9,616,962
Generali	562,489	19,674,118
Hera SpA	707,076	3,055,136
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	515,120	1,563,576
Infrastrutture Wireless Italiane SpA (e)	224,778	2,377,064
Interpump Group SpA (a)	192,726	6,832,557
Intesa Sanpaolo SpA	16,153,312	82,602,699
Iren SpA	2,914,421	7,417,063
Italgas SpA	315,915	2,264,204
Iveco Group NV	195,006	3,174,429
Leonardo SpA	459,560	22,254,373
Mediobanca Banca di Credito Finanziario SpA	409,165	7,630,789
MFE-MediaForEurope NV Class A	420,440	1,519,618
MFE-MediaForEurope NV Class B (a)	141,115	704,848
Moncler SpA	155,261	9,492,557
Nexi SpA (a) (b) (e)	235,773	1,250,999
Pirelli & C SpA (e)	382,102	2,259,376
PRADA SpA	433,300	3,015,719
Prysmian SpA	283,634	15,429,378
Recordati Industria Chimica e Farmaceutica SpA	153,393	8,665,859
Reply SpA	77,380	12,604,757
Ryanair Holdings PLC ADR (a)	302,080	12,799,130
Saipem SpA (a) (b)	805,184	1,862,157
Salvatore Ferragamo SpA (a)	66,035	442,252
Snam SpA	2,111,819	10,938,297
Technogym SpA (e)	169,023	2,174,513
Telecom Italia SpA (a) (b) (d)	14,084,092	4,728,401
Telecom Italia SpA (b) (d)	3,806,567	1,477,801
Terna - Rete Elettrica Nazionale	1,380,147	12,469,349
UniCredit SpA	1,614,490	89,866,930
Unipol Assicurazioni SpA	354,392	5,635,029
Wizz Air Holdings PLC (a) (b) (e)	82,883	1,585,463
Zignago Vetro SpA (a)	384,115	3,613,964
		599,370,880
IVORY COAST — 0.0% (f)
Endeavour Mining PLC	176,551	4,145,197
JAPAN — 21.7%
77 Bank Ltd.	81,400	2,587,229
ABC-Mart, Inc.	28,500	530,587
Acom Co. Ltd.	634,800	1,620,748
Activia Properties, Inc. REIT	169	384,245
ADEKA Corp.	22,400	402,793
Advance Residence Investment Corp. REIT	3,048	2,916,737
Advanced Media, Inc. (b)	6,800	39,561
Security Description	Shares	Value
Advantest Corp.	802,400	$34,727,383
Aeon Co. Ltd.	1,227,020	30,769,861
AEON Financial Service Co. Ltd.	147,000	1,297,088
Aeon Mall Co. Ltd.	22,100	346,116
AEON REIT Investment Corp.	545	451,190
AGC, Inc.	202,200	6,145,506
Aica Kogyo Co. Ltd.	13,300	293,233
Ain Holdings, Inc.	6,000	202,180
Air Water, Inc.	202,200	2,552,853
Aisin Corp.	716,400	7,775,292
Ajinomoto Co., Inc.	1,271,200	25,149,426
Akita Bank Ltd.	16,555	284,072
Alconix Corp.	20,300	210,005
Alfresa Holdings Corp. (a)	204,000	2,880,473
Alps Alpine Co. Ltd. (a)	203,000	2,064,752
Amada Co. Ltd. (a)	433,600	4,197,111
Amano Corp. (a)	23,000	612,452
ANA Holdings, Inc. (a)	113,800	2,099,981
Anritsu Corp. (a)	34,000	305,577
Aoyama Trading Co. Ltd.	2,100	28,564
Aozora Bank Ltd. (a)	131,700	1,812,923
Arcs Co. Ltd. (a)	21,600	420,040
ARE Holdings, Inc.	33,200	439,810
As One Corp.	20,000	309,951
Asahi Group Holdings Ltd.	1,827,108	23,361,178
Asahi Intecc Co. Ltd.	170,500	2,741,522
Asahi Kasei Corp.	1,278,350	8,950,331
Asics Corp.	891,200	18,742,972
Astellas Pharma, Inc.	2,107,800	20,388,744
Atom Corp. (a) (b)	852,100	3,589,829
Awa Bank Ltd.	2,310	44,179
Azbil Corp.	446,800	3,440,486
Bandai Namco Holdings, Inc.	699,700	23,413,794
Bank of Iwate Ltd.	204,955	4,324,148
BASE, Inc. (a) (b)	366,500	1,073,472
BayCurrent, Inc.	210,100	9,090,190
Bic Camera, Inc. (a)	170,500	1,784,355
BIPROGY, Inc.	82,700	2,534,533
Bridgestone Corp.	579,665	23,238,543
Brother Industries Ltd.	203,200	3,660,698
Calbee, Inc. (a)	133,000	2,484,523
Can Do Co. Ltd. (a)	5,300	121,743
Canon Marketing Japan, Inc.	48,900	1,668,041
Canon, Inc. (a)	1,228,216	38,150,751
Capcom Co. Ltd.	407,300	9,979,585
Carenet, Inc.	136,000	629,343
Casio Computer Co. Ltd. (a)	644,500	5,264,523
CellSource Co. Ltd. (a)	18,300	91,781
Central Japan Railway Co.	1,075,400	20,524,218
Change Holdings, Inc. (a)	51,600	432,013
Chiba Bank Ltd. (a)	624,150	5,839,146
Chubu Electric Power Co., Inc. (a)	638,365	6,928,356
Chugai Pharmaceutical Co. Ltd.	720,340	32,751,048

See accompanying notes to financial statements.
18

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chugin Financial Group, Inc.	202,200	$2,258,085
Chugoku Electric Power Co., Inc. (a)	202,700	1,165,722
Citizen Watch Co. Ltd. (a)	205,100	1,223,413
CKD Corp.	56,700	765,909
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	3,296,759
Colowide Co. Ltd. (a)	2,400	27,548
Comforia Residential REIT, Inc.	127	224,293
COMSYS Holdings Corp.	118,900	2,524,458
Concordia Financial Group Ltd.	1,278,500	8,388,820
Cosmo Energy Holdings Co. Ltd. (a)	59,500	2,548,465
Cosmos Pharmaceutical Corp.	12,000	603,290
Credit Saison Co. Ltd.	638,400	15,052,818
Creek & River Co. Ltd.	9,600	107,658
Cyber Security Cloud, Inc. (a)	31,300	361,057
CyberAgent, Inc.	555,000	4,192,005
Dai Nippon Printing Co. Ltd.	478,000	6,774,916
Daicel Corp.	206,100	1,788,249
Daido Steel Co. Ltd. (a)	207,700	1,652,822
Daifuku Co. Ltd.	408,100	9,939,148
Dai-ichi Life Holdings, Inc.	4,501,600	34,106,679
Daiichi Sankyo Co. Ltd.	1,914,195	44,942,749
Daiichikosho Co. Ltd.	30,000	345,159
Daikin Industries Ltd. (a)	270,210	29,164,032
Daio Paper Corp. (a)	41,700	229,498
Daiseki Co. Ltd. (a)	21,720	541,765
Daishi Hokuetsu Financial Group, Inc.	140,434	2,962,881
Daito Trust Construction Co. Ltd.	43,155	4,419,679
Daiwa House Industry Co. Ltd. (a)	642,000	21,199,652
Daiwa House REIT Investment Corp.	1,910	3,024,529
Daiwa Office Investment Corp. REIT	184	362,857
Daiwa Securities Group, Inc. (a)	2,529,150	16,808,006
Daiwa Securities Living Investments Corp. REIT	570	338,097
Daiwabo Holdings Co. Ltd.	40,000	676,341
DCM Holdings Co. Ltd.	49,200	457,651
DeNA Co. Ltd. (a)	202,800	4,760,118
Denka Co. Ltd. (a)	7,000	100,057
Denso Corp.	2,121,440	26,159,792
Dentsu Group, Inc. (a)	166,400	3,660,934
Dexerials Corp.	161,700	1,963,129
DIC Corp.	36,700	746,565
Digital Garage, Inc. (a)	12,500	385,348
Dip Corp.	32,300	482,534
Disco Corp.	85,600	17,112,559
DMG Mori Co. Ltd.	143,600	2,777,605
Dowa Holdings Co. Ltd. (a)	75,800	2,346,384
Security Description	Shares	Value
Duskin Co. Ltd.	18,300	$445,324
East Japan Railway Co.	1,218,700	24,057,793
Ebara Corp.	466,400	7,011,283
Eisai Co. Ltd.	258,751	7,172,147
Electric Power Development Co. Ltd. (a)	196,200	3,322,044
EM Systems Co. Ltd.	45,000	238,632
en Japan, Inc. (a)	33,700	370,263
ENEOS Holdings, Inc.	3,129,500	16,371,592
eRex Co. Ltd. (a)	212,700	1,145,001
Eternal Hospitality Group Co. Ltd. (a)	34,800	618,087
euglena Co. Ltd. (a) (b)	574,100	1,942,588
EXEO Group, Inc.	255,000	2,864,785
Ezaki Glico Co. Ltd.	48,500	1,500,017
FANUC Corp.	1,052,175	28,566,474
Fast Retailing Co. Ltd.	200,900	59,192,551
Feed One Co. Ltd.	849,580	4,959,766
Financial Partners Group Co. Ltd. (a)	207,200	3,185,454
FINDEX, Inc. (a)	188,900	885,508
Fixstars Corp. (a)	33,900	367,246
Focus Systems Corp.	13,300	95,521
Food & Life Cos. Ltd.	153,200	4,559,938
Foster Electric Co. Ltd.	430,500	3,725,204
FP Corp.	11,600	218,828
Freee KK (b)	19,200	453,872
Fronteo, Inc. (b)	12,000	46,382
Frontier Real Estate Investment Corp. REIT	885	468,126
Fuji Corp.	29,600	414,190
Fuji Electric Co. Ltd.	131,500	5,536,472
Fuji Kyuko Co. Ltd.	11,500	172,723
Fuji Oil Holdings, Inc. (a)	20,000	409,523
Fuji Seal International, Inc.	17,500	305,905
Fuji Soft, Inc. (a)	21,600	1,418,430
FUJIFILM Holdings Corp.	1,453,630	27,650,465
Fujikura Ltd.	269,800	9,739,069
Fujitec Co. Ltd.	30,500	1,204,785
Fujitsu General Ltd. (a)	69,300	1,282,750
Fujitsu Ltd.	1,680,610	33,164,906
Fukuoka Financial Group, Inc.	143,234	3,765,232
Fukuyama Transporting Co. Ltd. (a)	9,000	217,567
Funai Soken Holdings, Inc.	41,400	637,306
Furukawa Electric Co. Ltd. (a)	205,455	6,773,393
Fuyo General Lease Co. Ltd. (a)	30,000	774,174
GA Technologies Co. Ltd. (b)	15,300	129,018
Gakujo Co. Ltd. (a)	23,700	286,860
giftee, Inc. (a)	33,500	329,758
Glory Ltd. (a)	15,000	263,408
GLP J-Reit	4,333	3,494,448
GMO internet group, Inc.	26,400	541,982
GMO Payment Gateway, Inc.	31,600	1,674,458
GNI Group Ltd. (a) (b)	85,300	1,194,451
Godo Steel Ltd. (a)	52,000	1,343,988

See accompanying notes to financial statements.
19

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Goldwin, Inc. (a)	31,600	$1,745,248
GS Yuasa Corp. (a)	74,100	1,180,575
GungHo Online Entertainment, Inc.	8,100	158,192
Gunma Bank Ltd. (a)	437,400	3,602,100
H.U. Group Holdings, Inc. (a)	20,000	367,059
Hachijuni Bank Ltd. (a)	632,900	4,469,322
Hakuhodo DY Holdings, Inc. (a)	206,600	1,494,859
Hamamatsu Photonics KK	476,800	4,643,970
Hankyu Hanshin Holdings, Inc. (a)	207,700	5,590,427
Hankyu Hanshin REIT, Inc.	4,345	4,332,215
Hanwa Co. Ltd.	18,700	611,495
Harmonic Drive Systems, Inc. (a)	67,500	1,426,374
Haseko Corp. (a)	207,000	2,720,041
Hazama Ando Corp. (a)	162,500	1,484,385
Heiwa Real Estate REIT, Inc.	772	653,056
Hikari Tsushin, Inc. (a)	17,600	4,537,114
Hino Motors Ltd. (b)	203,700	571,161
Hirogin Holdings, Inc.	197,000	1,595,998
Hirose Electric Co. Ltd.	22,240	2,565,467
HIS Co. Ltd. (a)	46,700	445,952
Hisamitsu Pharmaceutical Co., Inc.	23,800	644,099
Hitachi Construction Machinery Co. Ltd. (a)	77,600	2,048,196
Hitachi Ltd.	4,553,175	105,288,747
Hokkaido Electric Power Co., Inc. (a)	258,900	1,317,873
Hokkoku Financial Holdings, Inc. (a)	16,555	649,845
Hokuhoku Financial Group, Inc.	28,600	491,138
Hokuriku Electric Power Co.	204,600	1,141,212
Honda Motor Co. Ltd. (a)	5,059,225	45,419,350
Horiba Ltd.	47,800	3,179,528
Hoshino Resorts REIT, Inc.	196	265,676
Hoshizaki Corp.	86,100	3,323,320
House Foods Group, Inc.	12,000	218,550
Hoya Corp.	434,206	48,722,594
Hulic Co. Ltd. (a)	584,400	5,615,774
Hulic Reit, Inc.	1,701	1,630,021
Hyakugo Bank Ltd. (a)	202,550	995,548
Ibiden Co. Ltd. (a)	140,500	3,747,857
Ichigo Office REIT Investment Corp.	12,805	7,269,924
Idemitsu Kosan Co. Ltd. (a)	1,140,870	8,033,544
IHI Corp. (a)	139,900	9,654,728
Iida Group Holdings Co. Ltd. (a)	188,600	2,876,169
Iino Kaiun Kaisha Ltd. (a)	158,000	1,053,404
Inaba Denki Sangyo Co. Ltd.	37,900	963,087
Industrial & Infrastructure Fund Investment Corp. REIT	4,140	3,216,985
Infomart Corp. (a)	1,274,000	3,007,369
Security Description	Shares	Value
INFRONEER Holdings, Inc. (a)	135,812	$1,096,650
Inpex Corp.	852,200	11,725,301
Intage Holdings, Inc. (a)	384,300	4,312,260
Internet Initiative Japan, Inc.	170,200	2,958,070
Invincible Investment Corp. REIT	6,177	2,602,320
Iriso Electronics Co. Ltd.	4,400	76,384
Isetan Mitsukoshi Holdings Ltd. (a)	434,900	6,222,205
Istyle, Inc. (a) (b)	867,200	2,609,603
Isuzu Motors Ltd.	828,000	11,165,320
ITmedia, Inc. (a)	9,100	90,550
Ito En Ltd.	8,200	175,307
ITOCHU Corp. (a)	1,418,250	65,449,667
Itoham Yonekyu Holdings, Inc.	29,100	814,387
Iwatani Corp.	210,400	2,102,734
Iyogin Holdings, Inc.	207,900	2,444,083
Izumi Co. Ltd.	6,100	129,065
J Front Retailing Co. Ltd.	202,600	2,494,226
Jade Group, Inc. (b)	90,600	763,381
JAFCO Group Co. Ltd. (a)	41,100	569,612
Jamco Corp. (b)	89,400	1,071,915
Japan Airlines Co. Ltd.	144,100	2,463,499
Japan Airport Terminal Co. Ltd. (a)	63,900	1,757,100
Japan Elevator Service Holdings Co. Ltd.	51,200	936,761
Japan Excellent, Inc. REIT	2,028	1,731,815
Japan Exchange Group, Inc.	1,279,600	13,070,677
Japan Hotel REIT Investment Corp.	4,334	2,101,210
Japan Logistics Fund, Inc. REIT	111	68,364
Japan Metropolitan Fund Invest REIT	6,632	4,244,232
Japan Petroleum Exploration Co. Ltd.	565,300	4,396,442
Japan Post Bank Co. Ltd.	1,389,900	13,997,522
Japan Post Holdings Co. Ltd.	1,979,500	19,763,231
Japan Post Insurance Co. Ltd.	137,100	2,783,440
Japan Prime Realty Investment Corp. REIT	1,144	2,601,043
Japan Real Estate Investment Corp. REIT	7,167	5,142,565
Japan Steel Works Ltd. (a)	43,700	1,530,114
Japan Tobacco, Inc.	1,126,700	30,996,682
JCR Pharmaceuticals Co. Ltd. (a)	24,400	78,973
Jeol Ltd.	15,300	468,597
JFE Holdings, Inc. (a)	640,510	7,836,118
JGC Holdings Corp.	203,900	1,604,175
JMDC, Inc. (a)	24,400	450,341
JTEKT Corp.	204,900	1,544,903
Justsystems Corp.	13,100	295,219
Kadokawa Corp.	184,200	4,377,737
Kagome Co. Ltd.	11,700	229,830
Kajima Corp.	496,737	10,124,745

See accompanying notes to financial statements.
20

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kakaku.com, Inc.	206,300	$2,943,300
Kaken Pharmaceutical Co. Ltd.	36,900	1,105,717
Kamigumi Co. Ltd.	18,400	429,916
Kanadevia Corp. (a)	134,100	820,526
Kandenko Co. Ltd.	168,200	3,013,293
Kaneka Corp.	7,600	193,532
Kansai Electric Power Co., Inc.	1,092,700	12,951,791
Kansai Paint Co. Ltd. (a)	206,300	2,945,369
Kao Corp.	607,900	26,313,606
Katitas Co. Ltd. (a)	20,300	268,241
Kawasaki Heavy Industries Ltd. (a)	155,800	9,301,741
Kawasaki Kisen Kaisha Ltd. (a)	657,200	8,892,900
KDDI Corp.	3,478,800	54,889,853
KDX Realty Investment Corp. REIT	5,177	5,116,762
Keihan Holdings Co. Ltd.	119,300	2,597,571
Keikyu Corp. (a)	208,000	2,104,480
Keio Corp. (a)	83,800	2,133,386
Keisei Electric Railway Co. Ltd. (a)	549,400	4,950,625
Kewpie Corp.	135,000	2,636,084
Key Coffee, Inc. (a)	16,100	219,849
Keyence Corp.	192,900	75,436,619
Kikkoman Corp. (a)	780,000	7,516,250
Kinden Corp. (a)	160,800	3,602,247
Kintetsu Group Holdings Co. Ltd.	119,410	2,547,264
Kirin Holdings Co. Ltd.	843,200	11,714,244
Kiyo Bank Ltd. (a)	643,800	9,910,576
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	556,420
Kobayashi Pharmaceutical Co. Ltd. (a)	14,300	542,298
Kobe Bussan Co. Ltd.	127,000	2,992,831
Kobe Steel Ltd. (a)	433,599	5,016,225
Koei Tecmo Holdings Co. Ltd. (a)	42,120	553,892
Koito Manufacturing Co. Ltd. (a)	176,500	2,168,776
Kokusai Electric Corp. (a)	87,300	1,414,524
Kokuyo Co. Ltd.	171,300	3,269,294
Komatsu Ltd.	1,126,620	32,440,991
Konami Group Corp.	87,100	10,239,521
Konica Minolta, Inc. (b)	1,078,975	3,630,014
Kosaido Holdings Co. Ltd. (a)	512,200	1,784,514
Kose Corp.	10,300	428,421
Kotobuki Spirits Co. Ltd. (a)	48,000	779,992
K's Holdings Corp. (a)	202,600	1,844,589
Kubota Corp.	1,295,850	15,866,667
Kuraray Co. Ltd.	433,200	5,308,540
Kureha Corp. (a)	24,000	442,637
Kurita Water Industries Ltd.	174,310	5,350,294
Security Description	Shares	Value
Kusuri No. Aoki Holdings Co. Ltd.	21,000	$477,464
Kyocera Corp.	1,386,800	15,538,207
Kyoritsu Maintenance Co. Ltd. (a)	2,400	49,945
Kyoto Financial Group, Inc. (a)	255,600	3,889,379
Kyowa Kirin Co. Ltd.	204,100	2,965,824
Kyudenko Corp.	70,100	2,254,788
Kyushu Electric Power Co., Inc.	435,700	3,803,707
Kyushu Financial Group, Inc.	203,900	1,003,411
Kyushu Railway Co. (a)	107,900	2,633,643
LaSalle Logiport REIT	298	277,594
Lasertec Corp.	72,300	6,130,560
Lifenet Insurance Co. (a) (b)	135,000	1,572,623
LIKE, Inc. (a)	6,200	61,776
Lion Corp.	202,400	2,399,050
Lixil Corp. (a)	204,200	2,358,937
LY Corp.	4,347,600	14,719,740
M3, Inc. (a)	575,000	6,544,403
Mabuchi Motor Co. Ltd.	85,800	1,314,483
Macnica Holdings, Inc.	156,900	2,021,318
Makita Corp.	302,900	9,975,809
Mani, Inc. (a)	21,000	183,613
Marubeni Corp.	2,046,750	32,568,153
Maruha Nichiro Corp.	10,200	222,430
Marui Group Co. Ltd. (a)	204,500	3,691,639
Maruichi Steel Tube Ltd.	65,500	1,457,697
Maruwa Co. Ltd. (a)	11,200	2,270,857
MatsukiyoCocokara & Co.	423,380	6,626,460
Matsuya Co. Ltd. (a)	638,400	4,542,314
Mazda Motor Corp. (a)	641,000	4,038,720
McDonald's Holdings Co. Japan Ltd. (a)	61,600	2,352,120
Mebuki Financial Group, Inc.	842,200	4,087,097
Medipal Holdings Corp.	642,799	10,037,018
Medley, Inc. (a) (b)	61,500	1,246,121
MEIJI Holdings Co. Ltd.	191,400	4,159,757
Meiko Network Japan Co. Ltd. (a)	638,300	3,286,686
MEITEC Group Holdings, Inc.	31,500	614,244
Menicon Co. Ltd.	20,200	168,311
Mercari, Inc. (b)	74,200	1,168,523
Micronics Japan Co. Ltd. (a)	66,600	1,549,873
Milbon Co. Ltd.	22,600	451,275
Minebea Mitsumi, Inc.	434,900	6,321,086
Mirait One Corp.	39,700	578,217
MISUMI Group, Inc.	233,100	3,844,732
Mitsubishi Chemical Group Corp.	1,485,100	7,319,237
Mitsubishi Corp.	4,342,214	76,266,050
Mitsubishi Electric Corp.	2,403,850	43,723,900
Mitsubishi Estate Co. Ltd.	1,281,825	20,846,586
Mitsubishi Estate Logistics REIT Investment Corp.	417	320,405
Mitsubishi Gas Chemical Co., Inc. (a)	204,100	3,173,964

See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Mitsubishi HC Capital, Inc.	1,114,100	$7,506,057
Mitsubishi Heavy Industries Ltd.	3,349,600	56,580,778
Mitsubishi Logistics Corp. (a)	327,500	2,117,778
Mitsubishi Materials Corp. (a)	154,200	2,519,645
Mitsubishi Motors Corp. (a)	848,900	2,321,220
Mitsubishi UFJ Financial Group, Inc.	12,089,524	162,578,793
Mitsui & Co. Ltd.	2,986,052	55,901,114
Mitsui Chemicals, Inc.	167,210	3,736,899
Mitsui Fudosan Co. Ltd.	2,647,400	23,554,672
Mitsui Fudosan Logistics Park, Inc. REIT	544	374,332
Mitsui High-Tec, Inc. (a)	127,500	590,009
Mitsui Mining & Smelting Co. Ltd.	25,400	738,017
Mitsui OSK Lines Ltd. (a)	306,365	10,628,739
Miura Co. Ltd.	141,100	2,789,636
MIXI, Inc.	2,100	46,412
Mizuho Financial Group, Inc.	2,425,270	65,699,938
Mochida Pharmaceutical Co. Ltd.	12,000	255,183
Monex Group, Inc. (a)	72,300	340,372
Money Forward, Inc. (b)	31,200	835,603
MonotaRO Co. Ltd.	176,000	3,292,497
Mori Hills REIT Investment Corp.	482	431,911
Mori Trust Reit, Inc.	474	197,474
Morinaga & Co. Ltd.	41,800	700,207
Morinaga Milk Industry Co. Ltd.	24,000	499,933
MS&AD Insurance Group Holdings, Inc.	1,482,997	31,982,515
m-up Holdings, Inc.	11,400	133,409
Murata Manufacturing Co. Ltd.	2,006,400	30,933,230
Musashino Bank Ltd.	208,555	4,546,538
Nabtesco Corp.	140,900	2,177,006
Nachi-Fujikoshi Corp.	1,500	34,255
Nagase & Co. Ltd.	175,600	3,115,920
Nagawa Co. Ltd. (a)	15,700	629,932
Nagoya Railroad Co. Ltd. (a)	190,400	2,219,254
Nakanishi, Inc.	32,700	468,611
Nankai Electric Railway Co. Ltd.	29,100	476,859
NANO MRNA Co. Ltd. (a) (b)	642,000	618,216
Nanto Bank Ltd.	208,355	5,503,559
NEC Corp.	1,356,000	28,518,256
Nexon Co. Ltd.	542,500	7,400,695
NexTone, Inc. (b)	25,800	209,105
NGK Insulators Ltd.	207,900	2,551,829
NH Foods Ltd. (a)	106,000	3,552,708
NHK Spring Co. Ltd. (a)	204,700	2,198,396
Nichias Corp.	24,600	759,188
Nichirei Corp.	403,200	4,792,617
NIDEC Corp.	1,245,800	20,760,556
Nifco, Inc.	100,100	2,397,741
Nihon Kohden Corp. (a)	182,400	2,443,750
Security Description	Shares	Value
Nihon M&A Center Holdings, Inc. (a)	125,300	$484,643
Nihon Parkerizing Co. Ltd.	40,600	321,455
Nikkon Holdings Co. Ltd. (a)	29,400	529,255
Nikon Corp. (a)	640,200	6,344,633
Nintendo Co. Ltd.	1,176,100	79,512,980
Nippon Accommodations Fund, Inc. REIT	595	433,299
Nippon Building Fund, Inc. REIT	8,388	7,146,123
Nippon Electric Glass Co. Ltd.	33,700	785,823
Nippon Express Holdings, Inc.	182,100	3,312,238
Nippon Gas Co. Ltd.	43,500	648,980
Nippon Kayaku Co. Ltd.	151,400	1,429,563
Nippon Paint Holdings Co. Ltd.	1,327,100	9,948,369
Nippon Parking Development Co. Ltd.	1,491,100	2,373,156
Nippon Prologis REIT, Inc.	2,020	3,128,474
NIPPON REIT Investment Corp.	388	214,835
Nippon Sanso Holdings Corp. (a)	202,900	6,124,720
Nippon Shinyaku Co. Ltd.	18,500	470,356
Nippon Shokubai Co. Ltd. (a)	48,800	568,474
Nippon Steel Corp. (a)	1,035,900	22,132,543
Nippon Telegraph & Telephone Corp.	29,306,100	28,357,581
Nippon Television Holdings, Inc.	2,000	40,845
Nippon Yusen KK (a)	541,565	17,821,595
Nipro Corp. (a)	181,300	1,647,025
Nishimatsu Construction Co. Ltd.	24,600	789,622
Nishi-Nippon Financial Holdings, Inc.	153,800	2,149,539
Nishi-Nippon Railroad Co. Ltd. (a)	16,000	230,039
Nissan Chemical Corp.	95,900	2,849,937
Nissan Motor Co. Ltd. (a) (b)	2,552,141	6,463,126
Nissei ASB Machine Co. Ltd.	7,300	242,373
Nisshin Seifun Group, Inc.	205,600	2,379,235
Nisshinbo Holdings, Inc. (a)	190,100	1,156,694
Nissin Foods Holdings Co. Ltd. (a)	167,700	3,423,754
Nissui Corp.	1,926,300	11,628,133
Niterra Co. Ltd. (a)	189,500	5,729,099
Nitori Holdings Co. Ltd. (a)	74,200	7,358,473
Nitto Boseki Co. Ltd. (a)	42,600	1,185,074
Nitto Denko Corp.	871,300	15,935,572
NOF Corp.	170,400	2,301,779
NOK Corp. (a)	53,700	786,252
Nomura Holdings, Inc.	3,079,585	18,703,217
Nomura Real Estate Holdings, Inc.	562,500	3,276,297
Nomura Real Estate Master Fund, Inc. REIT	4,353	4,148,071

See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nomura Research Institute Ltd.	478,300	$15,467,827
NSD Co. Ltd.	29,700	664,149
NSK Ltd. (a)	435,600	1,858,451
NTN Corp. (a)	622,300	1,009,563
NTT Data Group Corp.	1,124,200	20,158,769
NTT UD REIT Investment Corp.	285	253,096
Nxera Pharma Co. Ltd. (a) (b)	68,700	414,846
Obayashi Corp.	642,350	8,522,284
Obic Co. Ltd.	264,000	7,607,169
Odakyu Electric Railway Co. Ltd. (a)	433,999	4,289,491
Ogaki Kyoritsu Bank Ltd.	16,555	263,038
Oisix ra daichi, Inc. (b)	4,200	37,692
Oji Holdings Corp. (a)	657,000	2,755,586
Okinawa Financial Group, Inc.	205,000	3,517,654
OKUMA Corp. (a)	23,600	538,157
Olympus Corp.	1,284,400	16,727,090
Omron Corp. (a)	203,700	5,737,491
Ono Pharmaceutical Co. Ltd. (a)	635,500	6,810,143
Open House Group Co. Ltd. (a)	21,200	789,790
Oracle Corp. Japan	34,200	3,580,320
Oriental Land Co. Ltd.	1,146,900	22,586,736
ORIX Corp.	1,280,900	26,416,314
Orix JREIT, Inc.	2,005	2,362,452
Osaka Gas Co. Ltd.	443,100	10,024,123
Osaka Soda Co. Ltd. (a)	100,000	1,085,997
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,464,165
OSG Corp.	39,500	430,818
Otsuka Corp.	208,600	4,514,040
Otsuka Holdings Co. Ltd.	636,300	32,989,393
PALTAC Corp.	12,000	319,299
Pan Pacific International Holdings Corp.	571,700	15,632,482
Panasonic Holdings Corp.	2,370,050	28,076,391
Park24 Co. Ltd.	50,100	689,319
Penta-Ocean Construction Co. Ltd. (a)	197,700	940,245
PeptiDream, Inc. (a) (b)	121,800	1,773,162
Persol Holdings Co. Ltd. (a)	2,484,800	4,119,178
Pharma Foods International Co. Ltd.	167,900	1,002,639
Pigeon Corp.	188,300	2,315,030
Pilot Corp.	15,200	421,522
Pola Orbis Holdings, Inc.	30,800	262,090
Rakus Co. Ltd.	31,300	418,617
Rakuten Bank Ltd. (b)	122,300	5,261,991
Rakuten Group, Inc. (b)	1,714,100	9,758,013
Recruit Holdings Co. Ltd.	1,677,800	85,909,553
Relo Group, Inc. (a)	128,200	1,588,140
Remixpoint, Inc. (a) (b)	124,300	344,123
Renesas Electronics Corp.	1,478,300	19,647,728
Rengo Co. Ltd.	440,500	2,333,878
Security Description	Shares	Value
RENOVA, Inc. (a) (b)	15,500	$65,404
ReproCELL, Inc. (b)	641,800	630,899
Resona Holdings, Inc. (a)	2,126,600	18,302,355
Resonac Holdings Corp.	179,100	3,552,298
Resorttrust, Inc.	74,200	720,217
Ricoh Co. Ltd. (a)	638,800	6,736,576
Rinnai Corp.	132,400	3,059,880
Riso Kyoiku Co. Ltd. (a)	1,089,118	1,915,461
Rock Field Co. Ltd. (a)	637,600	6,762,295
Rohm Co. Ltd. (a)	219,200	2,093,936
Rohto Pharmaceutical Co. Ltd.	190,502	2,849,122
Rorze Corp. (a)	115,000	1,077,020
Ryohin Keikaku Co. Ltd.	311,700	8,464,716
Sakata Seed Corp.	12,700	286,629
SanBio Co. Ltd. (a) (b)	187,500	2,065,083
San-In Godo Bank Ltd. (a)	202,650	1,757,637
Sanken Electric Co. Ltd. (b)	11,100	499,478
Sankyo Co. Ltd.	246,300	3,579,865
Sankyu, Inc.	80,900	3,317,365
Sanrio Co. Ltd.	194,100	8,917,126
Sansan, Inc. (b)	32,400	414,696
Santen Pharmaceutical Co. Ltd.	435,700	4,131,487
Sanwa Holdings Corp.	202,900	6,470,711
Sapporo Holdings Ltd.	81,900	4,177,700
Sawai Group Holdings Co. Ltd. (a)	36,900	488,948
SBI Holdings, Inc.	203,500	5,420,225
SCREEN Holdings Co. Ltd. (a)	112,200	7,199,137
SCSK Corp.	165,300	4,078,889
Secom Co. Ltd.	488,296	16,610,684
Sega Sammy Holdings, Inc.	190,800	3,670,163
Seibu Holdings, Inc. (a)	204,400	4,513,366
Seiko Epson Corp. (a)	436,000	6,958,098
Seino Holdings Co. Ltd. (a)	203,600	3,139,639
Sekisui Chemical Co. Ltd.	434,800	7,398,346
Sekisui House Ltd.	640,200	14,298,970
Sekisui House Reit, Inc.	6,262	3,337,444
Senko Group Holdings Co. Ltd.	56,600	570,769
Seria Co. Ltd.	20,100	336,837
Seven & i Holdings Co. Ltd.	2,385,184	34,500,154
Seven Bank Ltd. (a)	643,700	1,205,270
SG Holdings Co. Ltd.	609,200	6,094,444
Sharp Corp. (b)	173,700	1,096,515
SHIFT, Inc. (a) (b)	102,000	784,747
Shiga Bank Ltd.	2,310	81,253
Shikoku Electric Power Co., Inc. (a)	203,700	1,576,720
Shimadzu Corp.	209,400	5,223,098
Shimamura Co. Ltd.	18,000	1,030,721
Shimano, Inc.	70,500	9,893,289
Shimizu Corp. (a)	638,913	5,654,683
Shin-Etsu Chemical Co. Ltd.	2,040,185	57,792,053
Shionogi & Co. Ltd.	695,700	10,448,992
Ship Healthcare Holdings, Inc.	19,200	257,301

See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shiseido Co. Ltd.	440,500	$8,306,874
Shizuoka Financial Group, Inc. (a)	628,600	6,822,374
SHO-BOND Holdings Co. Ltd.	17,600	561,755
Shochiku Co. Ltd. (a)	3,400	279,885
Skylark Holdings Co. Ltd.	197,400	3,958,824
SMC Corp.	62,200	22,074,054
SMS Co. Ltd.	185,200	1,394,511
Socionext, Inc. (a)	199,000	2,374,719
SoftBank Corp.	27,688,400	38,586,750
SoftBank Group Corp.	1,068,872	53,457,895
Sohgo Security Services Co. Ltd.	131,000	982,894
Sojitz Corp. (a)	176,200	3,867,115
Sompo Holdings, Inc.	1,037,600	31,369,464
Sony Group Corp.	6,262,100	157,662,207
Sotetsu Holdings, Inc. (a)	83,200	1,217,900
Sourcenext Corp. (a) (b)	1,325,000	1,922,730
Square Enix Holdings Co. Ltd. (a)	63,700	2,962,216
Stanley Electric Co. Ltd. (a)	195,773	3,672,871
Starts Proceed Investment Corp. REIT	51	58,694
Subaru Corp. (a)	640,700	11,332,429
Sugi Holdings Co. Ltd.	24,300	457,108
SUMCO Corp. (a)	411,700	2,773,758
Sumitomo Bakelite Co. Ltd.	30,600	681,614
Sumitomo Chemical Co. Ltd. (a)	2,517,850	6,085,001
Sumitomo Corp.	1,319,575	29,755,296
Sumitomo Electric Industries Ltd. (a)	1,076,520	17,752,430
Sumitomo Forestry Co. Ltd.	200,600	6,048,585
Sumitomo Heavy Industries Ltd.	92,400	1,884,579
Sumitomo Metal Mining Co. Ltd.	196,800	4,270,536
Sumitomo Mitsui Financial Group, Inc.	3,851,700	97,747,770
Sumitomo Mitsui Trust Group, Inc.	718,910	17,883,812
Sumitomo Osaka Cement Co. Ltd. (a)	8,800	211,850
Sumitomo Pharma Co. Ltd. (a) (b)	189,900	925,753
Sumitomo Realty & Development Co. Ltd. (a)	450,200	16,838,094
Sumitomo Rubber Industries Ltd.	204,200	2,571,276
Sumitomo Warehouse Co. Ltd.	68,000	1,256,413
Sun Corp.	1,800	87,027
Sun Frontier Fudousan Co. Ltd.	3,100	40,611
Sundrug Co. Ltd.	58,600	1,649,374
Suntory Beverage & Food Ltd.	86,900	2,875,359
SUNWELS Co. Ltd. (a) (b)	129,900	500,350
Suruga Bank Ltd. (a)	203,300	1,827,171
Security Description	Shares	Value
Suzuken Co. Ltd.	90,900	$3,002,849
Suzuki Motor Corp. (a)	1,937,100	23,446,242
SymBio Pharmaceuticals Ltd. (a) (b)	36,600	40,384
Sysmex Corp. (a)	518,900	9,844,318
Systena Corp.	162,400	392,045
T&D Holdings, Inc. (a)	723,000	15,345,740
Tadano Ltd.	5,200	37,277
Taiheiyo Cement Corp.	138,800	3,617,117
Taisei Corp.	194,487	8,595,457
Taiyo Yuden Co. Ltd. (a)	437,200	7,212,601
Takara Bio, Inc. (a)	39,500	218,711
Takara Holdings, Inc.	186,000	1,424,789
Takasago Thermal Engineering Co. Ltd.	61,400	2,279,609
Takashimaya Co. Ltd. (a)	377,200	3,052,106
Takeda Pharmaceutical Co. Ltd.	1,508,415	44,514,079
Takeuchi Manufacturing Co. Ltd. (a)	31,700	1,078,996
Takuma Co. Ltd.	33,400	409,850
TDK Corp.	2,145,725	22,183,301
TechnoPro Holdings, Inc.	29,400	648,790
Teijin Ltd. (a)	641,310	5,620,147
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	49,400	674,237
Terumo Corp.	1,456,800	27,248,025
THK Co. Ltd.	121,800	2,956,627
TIS, Inc.	166,000	4,589,033
Toagosei Co. Ltd.	55,100	519,902
Tobu Railway Co. Ltd.	195,300	3,330,966
Toda Corp.	191,000	1,126,662
Toei Animation Co. Ltd.	38,500	798,114
Toei Co. Ltd. (a)	17,000	575,231
Toho Co. Ltd.	202,800	10,038,288
Toho Gas Co. Ltd. (a)	29,600	818,681
Toho Holdings Co. Ltd.	13,500	402,635
Tohoku Electric Power Co., Inc.	638,200	4,404,323
Tokai Carbon Co. Ltd. (a)	203,500	1,294,431
Tokio Marine Holdings, Inc.	1,994,895	76,519,444
Tokuyama Corp. (a)	9,100	169,720
Tokyo Century Corp. (a)	162,800	1,591,094
Tokyo Electric Power Co. Holdings, Inc. (b)	1,281,375	3,682,004
Tokyo Electron Ltd.	499,465	67,167,588
Tokyo Gas Co. Ltd.	445,895	14,202,206
Tokyo Metro Co. Ltd. (a)	250,000	3,035,977
Tokyo Ohka Kogyo Co. Ltd.	131,600	2,725,459
Tokyo Seimitsu Co. Ltd.	20,800	1,107,321
Tokyo Tatemono Co. Ltd.	202,700	3,424,646
Tokyu Corp. (a)	657,375	7,407,228
Tokyu Fudosan Holdings Corp.	436,300	2,912,654
Tokyu REIT, Inc.	379	440,232
Tomy Co. Ltd. (a)	109,400	2,535,645
Topcon Corp. (a)	45,200	984,159
TOPPAN Holdings, Inc.	405,000	10,979,470

See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Toray Industries, Inc.	2,375,950	$16,142,605
Tosoh Corp. (a)	304,900	4,186,921
TOTO Ltd. (a)	187,800	4,889,029
Towa Corp. (a)	91,500	909,248
Toyo Seikan Group Holdings Ltd.	201,600	3,296,188
Toyo Suisan Kaisha Ltd.	72,700	4,275,270
Toyo Tire Corp.	202,600	3,701,372
Toyoda Gosei Co. Ltd. (a)	16,000	286,960
Toyota Boshoku Corp. (a)	36,100	480,038
Toyota Industries Corp.	203,400	17,280,975
Toyota Motor Corp.	12,025,800	210,375,102
Toyota Tsusho Corp. (a)	686,000	11,436,392
Trend Micro, Inc.	128,800	8,626,000
Trusco Nakayama Corp.	85,800	1,139,486
TS Tech Co. Ltd.	36,400	408,934
Tsuburaya Fields Holdings, Inc. (a)	68,200	792,641
Tsumura & Co.	48,500	1,399,475
Tsuruha Holdings, Inc.	39,800	2,479,449
UBE Corp. (a)	35,100	510,398
Ulvac, Inc.	24,700	839,741
Unicharm Corp.	1,241,100	9,872,198
United Urban Investment Corp. REIT	2,070	2,056,988
Ushio, Inc.	30,600	378,766
USS Co. Ltd.	500,120	4,653,718
Valor Holdings Co. Ltd.	18,900	302,066
Wacoal Holdings Corp.	25,300	861,662
Wacom Co. Ltd.	62,600	239,449
Warabeya Nichiyo Holdings Co. Ltd. (a)	208,800	3,003,402
Welcia Holdings Co. Ltd.	13,000	187,993
West Japan Railway Co.	440,500	8,591,135
Workman Co. Ltd.	5,600	157,095
Yakult Honsha Co. Ltd. (a)	534,400	10,197,341
Yamada Holdings Co. Ltd.	1,493,880	4,302,622
Yamaguchi Financial Group, Inc.	175,800	2,065,538
Yamaha Corp. (a)	684,000	5,289,862
Yamaha Motor Co. Ltd.	1,157,500	9,226,561
Yamato Holdings Co. Ltd. (a)	209,400	2,746,677
Yamato Kogyo Co. Ltd.	21,300	1,126,390
Yamazaki Baking Co. Ltd.	203,600	3,921,145
Yaoko Co. Ltd. (a)	27,100	1,665,253
Yaskawa Electric Corp.	223,800	5,582,279
Yokogawa Electric Corp.	204,000	3,946,583
Yokohama Rubber Co. Ltd.	129,900	2,989,941
Yoshinoya Holdings Co. Ltd.	22,600	455,355
Zenkoku Hosho Co. Ltd. (a)	31,600	626,020
Zensho Holdings Co. Ltd. (a)	67,900	3,655,630
Zeon Corp. (a)	191,400	1,913,488
ZOZO, Inc. (a)	358,500	3,435,405
		5,104,211,851
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	136,319	3,429,340
Security Description	Shares	Value
LUXEMBOURG — 0.1%
Aperam SA	45,498	$1,469,494
ArcelorMittal SA	516,470	14,767,380
Eurofins Scientific SE (a)	95,797	5,093,284
SES SA (a)	329,469	1,943,174
SUSE SA (b) (c)	46	—
		23,273,332
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	6,165,726
MGM China Holdings Ltd.	639,200	857,711
Sands China Ltd. (b)	2,544,400	5,101,685
SJM Holdings Ltd. (a) (b)	71,250	21,979
Wynn Macau Ltd. (a)	817,200	585,042
		12,732,143
MEXICO — 0.0% (f)
Fresnillo PLC	194,492	2,349,741
NETHERLANDS — 3.0%
Aalberts NV	95,833	3,229,789
ABN AMRO Bank NV (e)	426,814	8,925,826
Adyen NV (b) (e)	27,786	42,200,321
Aegon Ltd.	1,508,483	9,858,258
Akzo Nobel NV	160,927	9,852,879
Argenx SE (b)	56,112	32,766,963
ASM International NV	45,711	20,511,226
ASML Holding NV	382,907	250,651,514
ASR Nederland NV (a)	142,795	8,172,019
BE Semiconductor Industries NV	78,362	8,060,057
Euronext NV (e)	92,771	13,398,249
EXOR NV	89,040	8,035,928
Fugro NV	121,050	1,735,162
Heineken Holding NV	91,751	6,630,424
Heineken NV	213,660	17,397,376
IMCD NV	51,039	6,761,984
ING Groep NV	3,843,725	74,694,371
Koninklijke Ahold Delhaize NV	877,821	32,770,578
Koninklijke KPN NV	4,493,841	19,014,096
Koninklijke Philips NV	1,043,547	26,343,600
Merus NV (b)	108,775	4,578,340
NN Group NV	233,724	12,946,600
OCI NV (a)	38,451	444,422
Pharming Group NV (a) (b)	433,927	364,202
PostNL NV (a)	1,366,019	1,463,770
Randstad NV (a)	63,958	2,639,141
Redcare Pharmacy NV (b) (e)	21,113	2,709,385
SBM Offshore NV	425,937	9,059,318
Universal Music Group NV	824,201	22,640,390
Wolters Kluwer NV	265,865	41,225,769
		699,081,957
NEW ZEALAND — 0.2%
a2 Milk Co. Ltd. (a)	1,599,131	7,906,478
Air New Zealand Ltd. (a)	1,226,133	437,485

See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Auckland International Airport Ltd.	581,399	$2,690,179
Contact Energy Ltd. (a)	720,602	3,738,314
Fisher & Paykel Healthcare Corp. Ltd.	695,402	13,209,422
Fletcher Building Ltd. (a) (b)	418,599	777,601
Goodman Property Trust REIT (a)	2,276,865	2,411,369
Infratil Ltd.	1,125,670	6,617,489
Meridian Energy Ltd.	1,282,626	4,067,924
Ryman Healthcare Ltd. (a) (b)	699,210	1,092,953
Spark New Zealand Ltd.	1,965,899	2,282,443
Xero Ltd. (b)	131,756	12,705,556
		57,937,213
NORWAY — 0.7%
Aker BP ASA	311,979	7,388,832
Aker Solutions ASA	136,288	436,240
AutoStore Holdings Ltd. (b) (e)	456,069	399,804
Crayon Group Holding ASA (b) (e)	12,390	132,196
DNB Bank ASA	897,948	23,482,951
DNO ASA	781,730	1,035,168
Equinor ASA	1,081,762	28,613,479
Gjensidige Forsikring ASA	180,231	4,136,811
Kongsberg Gruppen ASA	83,370	12,147,812
Leroy Seafood Group ASA	269,220	1,257,850
LINK Mobility Group Holding ASA (b)	262,806	543,841
Mowi ASA	337,679	6,237,733
NEL ASA (b)	231,745	52,532
Nordic Semiconductor ASA (b)	605,353	7,263,328
Norsk Hydro ASA	1,976,863	11,319,254
Orkla ASA	1,431,738	15,670,135
Pexip Holding ASA	226,993	840,344
Salmar ASA	51,578	2,467,601
Schibsted ASA Class A	66,206	1,783,568
Schibsted ASA Class B	66,039	1,708,859
SpareBank 1 Sor-Norge ASA	175,253	2,818,115
Storebrand ASA	1,095,675	13,832,901
T1 Energy, Inc. (a) (b)	385,658	485,929
Telenor ASA	815,843	11,655,287
TGS ASA	131,822	1,240,682
TOMRA Systems ASA	210,915	2,985,142
		159,936,394
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	8,206,843	4,939,599
EDP SA	3,644,056	12,249,801
Galp Energia SGPS SA	410,479	7,196,376
Jeronimo Martins SGPS SA	237,229	5,022,596
Mota-Engil SGPS SA (a)	531,211	1,950,969
NOS SGPS SA (a)	1,259,001	5,990,684
		37,350,025
SINGAPORE — 1.5%
AIMS APAC REIT (a)	2,775,031	2,622,044
Security Description	Shares	Value
CapitaLand Ascendas REIT	2,388,534	$4,744,726
CapitaLand Ascott Trust REIT (a)	3,154,288	2,041,686
Capitaland India Trust	1,883,200	1,352,048
CapitaLand Integrated Commercial Trust REIT	5,278,426	8,246,927
CapitaLand Investment Ltd.	5,216,646	10,634,335
CDL Hospitality Trusts REIT	56,794	34,649
City Developments Ltd.	634,800	2,366,154
ComfortDelGro Corp. Ltd.	1,927,100	2,093,271
COSCO Shipping International Singapore Co. Ltd. (a) (b)	9,130,900	910,305
DBS Group Holdings Ltd.	2,098,607	72,555,812
Digital Core REIT Management Pte. Ltd.	4,464,400	2,366,132
ESR-REIT	7,531,922	1,344,886
Frasers Centrepoint Trust REIT (a)	1,466,076	2,377,833
Genting Singapore Ltd. (a)	12,938,964	7,219,867
Grab Holdings Ltd. Class A (b)	2,450,272	11,099,732
IGG, Inc.	668,000	311,664
Jardine Cycle & Carriage Ltd. (a)	143,133	2,813,462
Keppel Infrastructure Trust	6,000,569	1,897,360
Keppel Ltd.	1,305,375	6,701,204
Keppel REIT	1,148,344	734,749
Manulife U.S. Real Estate Investment Trust (b)	2,640,700	190,130
Mapletree Logistics Trust REIT	2,411,283	2,350,109
Mapletree Pan Asia Commercial Trust REIT (a)	1,927,000	1,792,091
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	3,898,630	50,179,525
Parkway Life Real Estate Investment Trust	673,800	2,080,403
SATS Ltd.	791,550	1,813,834
Sea Ltd. ADR (b)	355,827	46,431,865
Seatrium Ltd. (b)	2,960,018	4,646,706
Sembcorp Industries Ltd.	834,700	3,937,206
Singapore Airlines Ltd. (a)	1,272,589	6,428,747
Singapore Exchange Ltd.	833,700	8,292,961
Singapore Technologies Engineering Ltd.	647,400	3,270,475
Singapore Telecommunications Ltd.	5,902,300	15,062,041
STMicroelectronics NV (a)	734,290	15,858,851
Suntec Real Estate Investment Trust	2,108,600	1,851,163
United Overseas Bank Ltd.	1,276,308	36,168,865
UOL Group Ltd.	639,354	2,811,236
Venture Corp. Ltd.	194,900	1,790,801
		349,425,855
SOUTH AFRICA — 0.2%
Anglo American PLC	1,382,646	38,280,768

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 3.9%
Advanced Nano Products Co. Ltd.	19,816	$772,454
Advanced Process Systems Corp.	32,278	371,553
Alteogen, Inc. (b)	36,966	8,937,111
Amorepacific Corp.	27,261	1,877,260
AMOREPACIFIC Group	26,189	355,708
Asiana Airlines, Inc. (b)	220,260	1,488,344
BGF retail Co. Ltd.	8,078	600,158
Bioneer Corp. (b)	29,911	286,617
BNC Korea Co. Ltd. (b)	169,946	446,649
BNK Financial Group, Inc.	286,039	1,991,103
Bukwang Pharmaceutical Co. Ltd. (b)	40,842	108,034
Celltrion Pharm, Inc. (b)	32,592	1,071,275
Celltrion, Inc.	158,610	18,203,796
Cheil Worldwide, Inc.	67,102	821,174
Chunbo Co. Ltd. (b)	4,614	101,994
CJ CGV Co. Ltd. (b)	390,495	1,173,474
CJ CheilJedang Corp.	12,284	2,056,371
CJ Corp.	13,282	1,049,030
CJ ENM Co. Ltd. (b)	14,283	546,100
CJ Logistics Corp.	7,759	454,738
CMG Pharmaceutical Co. Ltd. (b)	167,152	221,242
Com2uSCorp	7,969	226,487
CosmoAM&T Co. Ltd. (b)	23,841	615,252
Coupang, Inc. (b)	1,242,151	27,240,371
Coway Co. Ltd.	50,892	2,799,492
CS Wind Corp.	20,889	480,908
Daehan Flour Mill Co. Ltd.	7,784	676,111
Daewoo Engineering & Construction Co. Ltd. (b)	183,800	393,188
DB HiTek Co. Ltd.	36,877	1,070,623
DB Insurance Co. Ltd.	60,808	3,658,804
Delivery Hero SE (b) (e)	170,504	4,046,402
Devsisters Co. Ltd. (b)	18,346	522,659
DGB Financial Group, Inc.	156,650	955,326
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	23,622	275,764
DL E&C Co. Ltd.	26,558	750,297
DL Holdings Co. Ltd.	11,627	256,228
Dongjin Semichem Co. Ltd.	32,005	633,579
Dongkuk CM Co. Ltd.	17,049	75,838
Dongkuk Steel Mill Co. Ltd.	29,796	179,080
Dongsuh Cos., Inc.	46,143	835,118
Dongwon F&B Co. Ltd.	105,436	2,298,469
Doosan Bobcat, Inc.	45,529	1,545,976
Doosan Co. Ltd.	25,739	5,112,840
Doosan Enerbility Co. Ltd. (b)	428,011	6,816,202
Doosan Fuel Cell Co. Ltd. (b)	43,750	413,285
Douzone Bizon Co. Ltd.	18,398	688,441
Ecopro BM Co. Ltd. (b)	47,254	3,087,154
Ecopro Co. Ltd.	103,315	3,483,592
E-MART, Inc.	14,473	797,121
Security Description	Shares	Value
Enchem Co. Ltd. (b)	18,070	$801,339
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	76,801
Eubiologics Co. Ltd. (b)	12,650	96,046
F&F Co. Ltd.	18,899	813,716
Fila Holdings Corp.	45,497	1,172,571
GeneOne Life Science, Inc. (b)	186,115	252,282
Genexine, Inc. (b)	23,255	62,935
Gradiant Corp.	55,569	493,234
Gravity Co. Ltd. ADR	1,923	116,341
Green Cross Corp.	5,859	485,829
Green Cross Holdings Corp.	32,494	286,874
GS Engineering & Construction Corp.	77,756	895,580
GS Holdings Corp.	63,729	1,592,684
GS P&L Co. Ltd. (b)	16,594	194,508
GS Retail Co. Ltd.	71,120	688,741
Hana Financial Group, Inc.	277,255	11,222,002
Hana Tour Service, Inc.	81,312	2,970,856
Hanall Biopharma Co. Ltd. (b)	74,314	1,385,344
Hancom, Inc.	131,034	1,613,342
Hanjin Kal Corp.	32,757	1,804,138
Hankook Tire & Technology Co. Ltd.	73,765	1,976,251
Hanmi Pharm Co. Ltd.	6,582	1,007,974
Hanmi Science Co. Ltd.	36,634	655,556
Hanmi Semiconductor Co. Ltd.	68,174	3,157,533
Hanon Systems (b)	239,214	590,521
Hansol Chemical Co. Ltd.	7,827	628,818
Hanssem Co. Ltd.	42,261	1,172,402
Hanwha Aerospace Co. Ltd.	52,343	22,287,987
Hanwha Corp.	49,550	1,377,978
Hanwha Galleria Corp. (b)	100,887	76,325
Hanwha Ocean Co. Ltd. (b)	124,692	5,682,060
Hanwha Solutions Corp.	121,578	1,520,035
Hanwha Systems Co. Ltd.	144,152	3,142,465
Hanwha Vision Co. Ltd. (b)	58,061	2,235,694
Harim Co. Ltd. (b)	820,903	1,652,956
HD Hyundai Co. Ltd.	42,660	2,100,407
HD Hyundai Construction Equipment Co. Ltd.	1,651	73,664
HD Hyundai Electric Co. Ltd.	1,901	376,972
HD Hyundai Heavy Industries Co. Ltd.	17,203	3,259,516
HD Hyundai Infracore Co. Ltd.	302,295	1,728,573
HD Hyundai Mipo	20,707	1,482,185
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,751	5,426,113
Hite Jinro Co. Ltd.	31,017	405,064
HL Mando Co. Ltd.	31,018	813,103
HLB Global Co. Ltd. (b)	73,513	156,761
HLB Life Science Co. Ltd. (b)	195,730	836,089
HLB, Inc. (b)	107,452	4,020,785
HMM Co. Ltd.	339,427	4,508,789
Hotel Shilla Co. Ltd. (b)	87,370	2,284,377

See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HS Hyosung Advanced Materials Corp.	1,617	$191,295
HS Industries Co. Ltd.	133,721	431,358
Hucentech Co. Ltd. (b) (c)	167,826	85,765
Hugel, Inc. (b)	6,553	1,490,835
Humasis Co. Ltd. (b)	120,634	114,694
Huons Co. Ltd.	70,498	1,175,366
Huons Global Co. Ltd.	42,306	1,154,975
HYBE Co. Ltd.	18,078	2,891,252
Hyosung Heavy Industries Corp.	10,682	3,108,480
Hyosung TNC Corp.	1,670	246,105
Hyundai Elevator Co. Ltd.	81,473	2,993,337
Hyundai Engineering & Construction Co. Ltd.	64,521	1,575,233
Hyundai Glovis Co. Ltd.	39,638	3,025,678
Hyundai Marine & Fire Insurance Co. Ltd. (b)	100,078	1,485,028
Hyundai Mobis Co. Ltd.	62,723	11,096,327
Hyundai Motor Co.	138,994	18,614,341
Hyundai Motor Co. Preference Shares (d)	34,071	3,431,395
Hyundai Motor Co. Preference Shares (d)	18,563	1,856,930
Hyundai Rotem Co. Ltd.	66,011	4,707,066
Hyundai Steel Co.	77,003	1,307,351
Hyundai Wia Corp.	14,209	426,511
Industrial Bank of Korea	251,252	2,426,352
Inscobee, Inc. (b)	43,926	38,989
ISU Specialty Chemical (b)	41,524	1,197,076
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	94,157	2,439,450
JYP Entertainment Corp.	25,453	1,023,306
Kakao Corp.	288,957	7,672,814
Kakao Games Corp. (b)	36,672	357,879
KakaoBank Corp.	300,853	4,505,133
Kakaopay Corp. (b)	16,371	317,970
Kangwon Land, Inc. (b)	76,909	870,155
KB Financial Group, Inc.	442,890	23,761,161
KCC Corp.	1,797	308,144
KCC Glass Corp.	1,410	29,588
KG Eco Solution Co. Ltd.	30,701	100,078
Kia Corp.	261,224	16,374,177
KIWOOM Securities Co. Ltd.	80,341	6,923,785
KMW Co. Ltd. (b)	32,570	169,873
Koh Young Technology, Inc.	438,746	4,046,296
Korea Aerospace Industries Ltd.	67,335	3,429,626
Korea Electric Power Corp. ADR (a)	698,298	5,174,388
Korea Investment Holdings Co. Ltd.	51,755	2,565,783
Korea Zinc Co. Ltd.	12,487	6,597,546
Korean Air Lines Co. Ltd.	228,363	3,303,315
Krafton, Inc. (b)	42,868	9,738,096
KT&G Corp.	100,920	6,929,040
Kum Yang Co. Ltd. (b)	46,833	314,870
Security Description	Shares	Value
Kumho Petrochemical Co. Ltd.	17,122	$1,403,481
L&F Co. Ltd. (b)	27,414	1,113,316
LabGenomics Co. Ltd. (b)	217,462	313,825
LEENO Industrial, Inc.	7,745	989,361
LG Chem Ltd.	43,964	7,314,893
LG Chem Ltd. Preference Shares	18,603	1,456,656
LG Corp.	107,513	4,716,699
LG Display Co. Ltd. (b)	257,046	1,537,912
LG Display Co. Ltd. ADR (a) (b)	700,729	2,179,267
LG Electronics, Inc.	113,237	5,936,772
LG Energy Solution Ltd. (b)	40,158	9,122,479
LG H&H Co. Ltd.	8,286	1,758,489
LG H&H Co. Ltd. Preference Shares	1,604	132,568
LG Innotek Co. Ltd.	24,726	2,685,017
LG Uplus Corp.	208,533	1,458,669
Lotte Chemical Corp.	14,191	630,283
Lotte Corp.	70,882	1,030,136
Lotte Energy Materials Corp. (b)	19,129	291,644
LOTTE Fine Chemical Co. Ltd.	14,131	356,514
Lotte Shopping Co. Ltd.	12,427	511,427
Lotte Wellfood Co. Ltd.	17,644	1,394,745
LS Corp.	25,404	1,814,941
LS Electric Co. Ltd.	32,776	3,901,958
Lunit, Inc. (b)	43,512	1,456,802
LX Holdings Corp.	49,291	214,905
LX Semicon Co. Ltd.	10,875	396,596
MedPacto, Inc. (b)	27,179	56,481
Medytox, Inc.	13,935	1,305,963
Meritz Financial Group, Inc.	76,383	6,328,507
Mezzion Pharma Co. Ltd. (b)	50,504	1,152,417
Mirae Asset Securities Co. Ltd.	353,421	2,200,931
Modetour Network, Inc.	378,492	2,732,340
mPlus Corp.	137,094	710,375
Naturecell Co. Ltd. (b)	18,845	364,742
NAVER Corp.	146,194	18,963,025
NCSoft Corp.	14,483	1,469,447
NeoPharm Co. Ltd.	10,716	95,480
Netmarble Corp. (e)	57,405	1,526,252
Nexon Games Co. Ltd. (b)	170,624	1,437,992
NH Investment & Securities Co. Ltd.	132,603	1,262,543
NHN Corp.	11,220	133,802
NongShim Co. Ltd.	4,361	1,197,979
OCI Co. Ltd.	4,119	152,172
OCI Holdings Co. Ltd.	7,739	340,043
Orion Corp.	14,402	1,153,138
Oscotec, Inc. (b)	25,614	522,717
Ottogi Corp.	6,273	1,761,552
Pan Ocean Co. Ltd.	221,862	508,512
Pearl Abyss Corp. (b)	31,624	644,292
Pharmicell Co. Ltd.	112,604	775,419
Posco DX Co. Ltd.	72,855	1,207,241

See accompanying notes to financial statements.
28

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
POSCO Future M Co. Ltd. (b)	30,411	$2,484,512
POSCO Holdings, Inc. ADR (a)	347,381	16,511,019
Rainbow Robotics (b)	16,582	2,972,936
S-1 Corp.	33,070	1,446,321
Sam Chun Dang Pharm Co. Ltd.	38,853	4,353,647
Samsung Biologics Co. Ltd. (b) (e)	17,185	11,834,017
Samsung C&T Corp.	83,726	6,646,906
Samsung E&A Co. Ltd.	115,067	1,545,688
Samsung Electro-Mechanics Co. Ltd.	50,542	4,431,221
Samsung Electronics Co. Ltd. GDR	193,278	188,059,494
Samsung Electronics Co. Ltd. Preference Shares	779,525	24,987,151
Samsung Fire & Marine Insurance Co. Ltd.	30,786	7,474,360
Samsung Heavy Industries Co. Ltd. (b)	683,164	6,254,024
Samsung Life Insurance Co. Ltd.	101,276	5,701,718
Samsung SDI Co. Ltd.	54,563	6,984,805
Samsung SDS Co. Ltd.	33,165	2,617,163
Samsung Securities Co. Ltd.	89,165	2,740,045
SD Biosensor, Inc.	28,245	176,663
Seegene, Inc.	36,582	549,041
Shin Poong Pharmaceutical Co. Ltd. (b)	22,005	111,482
Shinhan Financial Group Co. Ltd.	477,671	15,262,764
Shinsegae, Inc.	8,276	770,553
SK Biopharmaceuticals Co. Ltd. (b)	18,524	1,249,191
SK Bioscience Co. Ltd. (b)	18,429	490,606
SK Chemicals Co. Ltd.	10,261	273,859
SK Hynix, Inc.	524,135	67,879,487
SK IE Technology Co. Ltd. (b) (e)	18,977	286,749
SK Innovation Co. Ltd. (b)	67,476	5,150,630
SK Square Co. Ltd. (b)	92,992	5,898,440
SK, Inc.	36,872	3,245,237
SKC Co. Ltd. (b)	23,540	1,645,002
SM Entertainment Co. Ltd.	18,276	1,331,759
S-Oil Corp.	37,317	1,421,721
SOLUM Co. Ltd. (b)	88,798	1,004,669
Solus Advanced Materials Co. Ltd.	28,387	148,249
Soulbrain Co. Ltd.	8,876	1,136,851
Taihan Electric Wire Co. Ltd. (b)	101,502	787,890
TCC Steel	39,223	563,373
Wemade Co. Ltd. (b)	25,531	501,084
WONIK IPS Co. Ltd.	31,025	509,885
Woori Financial Group, Inc.	624,029	6,992,515
Youlchon Chemical Co. Ltd.	119,114	2,095,112
Security Description	Shares	Value
Yuhan Corp.	52,631	$3,903,094
Yungjin Pharmaceutical Co. Ltd. (b)	66,485	87,413
		909,196,183
SPAIN — 2.6%
Abertis Infraestructuras SA (b)	1,256	4,070
Acciona SA	25,628	3,344,152
Acerinox SA	269,742	3,149,769
ACS Actividades de Construccion y Servicios SA	293,181	16,705,623
Aedas Homes SA (a) (e)	21,161	598,883
Aena SME SA (e)	69,140	16,176,786
Almirall SA (a)	153,463	1,625,383
Amadeus IT Group SA	441,163	33,596,389
Amper SA (a) (b)	7,644,094	1,192,333
Atresmedia Corp. de Medios de Comunicacion SA	224,715	1,257,379
Audax Renovables SA (b)	535,379	859,379
Banco Bilbao Vizcaya Argentaria SA (a)	5,785,466	78,399,522
Banco de Sabadell SA	4,587,534	12,790,034
Banco Santander SA	15,932,656	106,636,036
Bankinter SA (a)	792,347	8,768,631
Befesa SA (e)	59,353	1,638,732
CaixaBank SA	3,796,187	29,418,015
Cellnex Telecom SA (b) (e)	555,028	19,682,949
CIE Automotive SA (a)	53,123	1,291,129
Construcciones y Auxiliar de Ferrocarriles SA	43,338	1,900,638
EDP Renovaveis SA (a)	285,461	2,377,418
eDreams ODIGEO SA (b)	267,298	2,078,895
Enagas SA (a)	223,657	3,218,038
Ence Energia y Celulosa SA (a)	450,963	1,523,744
Endesa SA	301,938	7,990,763
Ercros SA	101,117	320,034
Faes Farma SA	336,570	1,426,985
Fluidra SA	101,223	2,368,329
Gestamp Automocion SA (a) (e)	166,422	465,602
Global Dominion Access SA (a) (e)	108,774	322,531
Grenergy Renovables SA (a) (b)	49,986	2,208,392
Grifols SA (a) (b)	404,770	3,584,434
Grifols SA ADR (a) (b)	250,098	1,778,197
Iberdrola SA	5,130,850	82,802,666
Indra Sistemas SA (a)	450,542	13,003,975
Industria de Diseno Textil SA	1,062,981	52,646,469
Inmobiliaria Colonial Socimi SA REIT (a)	288,721	1,701,287
Laboratorios Farmaceuticos Rovi SA	39,462	2,195,284
Let's GOWEX SA (a) (b) (c)	4,019	—

See accompanying notes to financial statements.
29

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	806,073	$1,058,796
Logista Integral SA	112,673	3,575,823
Mapfre SA (a)	948,758	2,912,621
Melia Hotels International SA	104,805	717,754
Merlin Properties Socimi SA REIT	310,062	3,300,727
Naturgy Energy Group SA (a)	174,305	4,842,674
Neinor Homes SA (a) (e)	85,503	1,248,712
Obrascon Huarte Lain SA (a) (b)	2,384,785	857,308
Pharma Mar SA	46,667	4,093,269
Prosegur Cash SA (a) (e)	1,555,446	1,149,252
Redeia Corp. SA	427,774	8,576,237
Repsol SA	1,218,494	16,189,480
Sacyr SA	711,056	2,467,083
Solaria Energia y Medio Ambiente SA (a) (b)	117,680	873,301
Soltec Power Holdings SA (a) (b)	119,295	205,922
Talgo SA (a) (b) (e)	87,730	323,626
Tecnicas Reunidas SA (b)	149,283	2,578,477
Telefonica SA (a)	5,552,066	26,112,440
Tubacex SA	732,420	3,049,924
Unicaja Banco SA (e)	3,317,372	6,113,327
Viscofan SA (a)	42,893	2,960,681
		614,256,309
SWEDEN — 3.0%
AAK AB	167,247	4,661,891
AddTech AB Class B	245,843	7,165,965
AFRY AB	140,530	2,667,875
Alfa Laval AB	508,805	21,724,668
Arise AB	49,654	167,077
Arjo AB Class B	72,481	267,264
Asmodee Group AB Class B (a) (b)	99,178	903,404
Assa Abloy AB Class B	977,010	29,168,978
Atlas Copco AB Class A	2,426,216	38,500,247
Atlas Copco AB Class B	1,545,095	21,588,046
Atrium Ljungberg AB Class B (a)	56,672	933,146
Beijer Ref AB (a)	268,833	3,762,822
BHG Group AB (a) (b)	199,001	458,817
BICO Group AB (a) (b)	107,331	326,317
Bilia AB Class A	297,069	3,803,155
Billerud Aktiebolag	208,978	2,153,211
Biotage AB	57,662	549,061
Boliden AB	279,907	9,120,224
BoneSupport Holding AB (b) (e)	101,941	2,983,609
Boozt AB (a) (b) (e)	64,215	645,660
Bravida Holding AB (e)	192,775	1,741,579
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	81,642	2,626,822
Camurus AB (b)	32,846	1,862,181
Security Description	Shares	Value
Castellum AB (a) (b)	486,172	$5,362,600
Catena AB (a)	45,956	1,990,111
Cellavision AB	5,983	99,468
Cibus Nordic Real Estate AB publ (a)	82,667	1,218,390
Cint Group AB (a) (b)	409,203	286,582
Dometic Group AB (e)	284,562	1,207,358
Electrolux AB Class B (a) (b)	476,586	3,878,124
Electrolux Professional AB Class B	322,159	2,004,454
Elekta AB Class B (a)	256,824	1,343,551
Embracer Group AB (a) (b)	100,401	1,057,673
Enad Global 7 AB	124,540	143,694
Epiroc AB Class A	630,110	12,614,620
Epiroc AB Class B	386,217	6,766,900
EQT AB	486,230	14,724,708
Essity AB Class B (a)	585,132	16,624,690
Evolution AB (a) (e)	219,022	16,265,683
Fabege AB (a)	269,613	2,187,480
Fastighets AB Balder Class B (b)	685,542	4,292,699
G5 Entertainment AB	17,560	213,969
Genovis AB (b)	295,876	553,160
Getinge AB Class B (a)	98,108	2,107,665
H & M Hennes & Mauritz AB Class B (a)	1,005,496	13,197,942
Hansa Biopharma AB (a) (b)	139,538	306,161
Hemnet Group AB	65,137	2,158,027
Hexagon AB Class B	1,791,519	19,020,766
Hexatronic Group AB (a) (b)	294,080	723,995
Hexpol AB	308,069	2,683,501
HMS Networks AB (a)	50,936	2,238,221
Holmen AB Class B (a)	95,931	3,793,272
Hufvudstaden AB Class A (a)	174,442	1,967,554
Husqvarna AB Class B (a)	405,714	1,913,239
Industrivarden AB Class A	213,897	7,831,810
Industrivarden AB Class C (a)	161,570	5,909,430
Indutrade AB	257,622	7,104,090
Instalco AB (a)	335,422	1,028,461
Investment AB Latour Class B	117,629	3,188,657
Investor AB Class A	543,264	16,121,990
Investor AB Class B	1,542,902	45,825,807
INVISIO AB	32,257	1,233,107
JM AB (a)	79,022	1,132,808
Kinnevik AB (b)	1,176	2,693
Kinnevik AB Class B (a)	316,764	2,221,268
KNOW IT AB (a)	377,744	5,715,930
L E Lundbergforetagen AB Class B	70,511	3,523,760
Lifco AB Class B (a)	200,427	7,079,223
Lindab International AB (a)	30,697	593,459
Loomis AB	70,405	2,848,413
Medicover AB Class B	12,297	232,839
MIPS AB	36,845	1,407,762
Modern Times Group MTG AB Class B (b)	179,682	2,028,446
Munters Group AB (e)	143,477	1,452,610

See accompanying notes to financial statements.
30

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Mycronic AB	109,488	$4,577,850
NCC AB Class B	140,159	2,652,460
Net Insight AB Class B (b)	807,606	372,243
Nibe Industrier AB Class B (a)	1,571,888	5,935,403
Nolato AB Class B	313,362	1,776,584
Nyfosa AB (b)	275,275	2,400,582
Orron Energy AB (a) (b)	224,603	103,301
Pandox AB (a)	72,275	1,246,183
Peab AB Class B	294,381	2,246,300
PowerCell Sweden AB (a) (b)	51,141	135,526
Rvrc Holding AB (a)	31,036	135,327
Saab AB Class B	386,148	15,132,469
Sagax AB Class B	232,449	4,873,397
Samhallsbyggnadsbolaget i Norden AB (a)	803,814	270,469
Sandvik AB	1,283,422	26,830,855
Sectra AB Class B	199,407	4,751,378
Securitas AB Class B (a)	487,761	6,892,681
Sedana Medical AB (a) (b)	235,948	186,267
Skandinaviska Enskilda Banken AB Class A (a) (b)	1,713,173	28,055,167
Skanska AB Class B (a) (b)	393,821	8,660,447
SKF AB Class B (a) (b)	360,520	7,256,985
SSAB AB Class A	355,980	2,197,167
SSAB AB Class B (a)	666,062	4,038,106
Stillfront Group AB (b)	488,308	231,197
Storskogen Group AB Class B	580,483	749,217
Svenska Cellulosa AB SCA Class B (a) (b)	486,262	6,401,942
Svenska Handelsbanken AB Class A (a)	1,467,359	16,528,623
Swedbank AB Class A (a)	856,867	19,440,323
SwedenCare AB	186,121	703,714
Swedish Orphan Biovitrum AB (b)	247,066	7,068,797
Tele2 AB Class B	843,923	11,388,016
Telefonaktiebolaget LM Ericsson Class B (a)	3,162,770	24,458,091
Telia Co. AB (a)	1,418,254	5,123,736
Thule Group AB (e)	88,321	2,532,224
Trelleborg AB Class B	239,312	8,857,672
Truecaller AB Class B	359,838	2,430,539
Vicore Pharma Holding AB (a) (b)	186,246	130,714
Vimian Group AB (b)	101,401	429,019
Vitec Software Group AB Class B	17,754	964,132
Vitrolife AB (a)	97,942	1,571,737
Volvo AB Class A (a) (b)	202,109	5,883,134
Volvo AB Class B (a) (b)	1,511,857	44,128,627
Volvo Car AB Class B (a) (b)	109,261	208,730
Wallenstam AB Class B (a)	403,575	1,730,795
Wihlborgs Fastigheter AB (a)	253,155	2,488,682
Xvivo Perfusion AB (b)	12,667	354,975
		711,742,622
Security Description	Shares	Value
SWITZERLAND — 4.0%
ABB Ltd.	1,604,520	$82,007,793
Accelleron Industries AG	98,025	4,518,180
Adecco Group AG (a)	295,216	8,815,605
Allreal Holding AG	11,416	2,371,586
ALSO Holding AG	6,288	1,712,809
Aryzta AG (b)	393,927	873,118
Ascom Holding AG	31,485	120,460
Avolta AG	73,450	3,191,204
Bachem Holding AG (a)	31,292	1,832,072
Baloise Holding AG (a)	46,992	9,836,585
Banque Cantonale Vaudoise (a)	17,124	1,865,785
Barry Callebaut AG (a)	2,035	2,695,699
Belimo Holding AG	4,981	3,045,743
BKW AG	19,070	3,332,266
Bucher Industries AG (a)	6,392	2,665,892
Cembra Money Bank AG (a)	25,930	2,914,652
Chocoladefabriken Lindt & Spruengli AG (a) (d)	1,124	15,168,760
Chocoladefabriken Lindt & Spruengli AG (d)	80	10,470,754
Cie Financiere Richemont SA Class A	515,149	89,055,710
Clariant AG (a)	282,205	3,038,149
Comet Holding AG (a)	7,444	1,846,802
Daetwyler Holding AG Bearer Shares (a)	6,650	865,872
DKSH Holding AG	30,422	2,310,662
DocMorris AG (a) (b)	7,828	152,357
dormakaba Holding AG	2,000	1,487,426
DSM-Firmenich AG	191,222	18,871,149
EMS-Chemie Holding AG	6,418	4,352,416
Flughafen Zurich AG	19,144	4,526,618
Forbo Holding AG (a)	357	324,014
Galderma Group AG (a) (b)	66,078	6,988,323
Galenica AG (e)	46,827	4,207,682
Geberit AG	38,394	23,867,420
Georg Fischer AG (a)	64,780	4,700,623
Givaudan SA	8,466	36,342,320
Helvetia Holding AG	31,799	6,566,462
Idorsia Ltd. (b)	96,099	110,681
Inficon Holding AG	1,572	1,638,185
International Workplace Group PLC	671,133	1,565,341
Interroll Holding AG (a)	220	519,695
Julius Baer Group Ltd. (a)	287,690	19,737,534
Kuehne & Nagel International AG	68,643	15,788,472
Leonteq AG (a)	44,868	890,514
Logitech International SA	166,291	13,893,451
Lonza Group AG	68,738	42,124,604
Medmix AG (a) (e)	72,281	849,644
Meyer Burger Technology AG (a) (b)	4,248	9,026
Mobimo Holding AG (b)	6,377	2,252,402

See accompanying notes to financial statements.
31

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
OC Oerlikon Corp. AG Pfaffikon (a) (b)	182,704	$828,492
On Holding AG Class A (a) (b)	249,529	10,959,314
Partners Group Holding AG	21,803	30,705,327
PSP Swiss Property AG	38,424	6,001,918
Sandoz Group AG	392,523	16,432,949
Schindler Holding AG (d)	44,774	13,957,241
Schindler Holding AG (d)	21,335	6,438,480
Schweiter Technologies AG (a)	317	143,497
SFS Group AG (a)	17,198	2,161,534
SGS SA	164,942	16,390,733
Siegfried Holding AG	2,000	2,048,036
SIG Group AG (a)	379,508	6,996,073
Sika AG	167,225	40,296,547
Sonova Holding AG	53,595	15,537,855
St. Galler Kantonalbank AG (a)	1,960	1,071,105
Straumann Holding AG (a)	96,300	11,532,054
Sulzer AG	75,209	12,733,889
Swatch Group AG (a)	57,652	1,977,664
Swatch Group AG Bearer Shares (a)	30,094	5,159,943
Swiss Life Holding AG	31,999	29,042,325
Swiss Prime Site AG	70,329	8,632,641
Swisscom AG	25,587	14,734,757
Swissquote Group Holding SA	11,416	4,869,622
Tecan Group AG	6,085	1,146,504
Temenos AG	95,892	7,380,893
u-blox Holding AG (a)	14,953	1,294,603
UBS Group AG	3,174,093	96,397,716
Valiant Holding AG (a)	14,620	1,973,018
VAT Group AG (e)	26,133	9,298,297
Vontobel Holding AG	26,007	1,884,203
Zurich Insurance Group AG	136,905	95,164,255
		939,514,002
TURKEY — 0.0% (f)
Eldorado Gold Corp. (a) (b)	102,347	1,720,183
UNITED KINGDOM — 9.6%
3i Group PLC	946,128	44,159,145
Aberdeen Group PLC	3,616,523	7,219,107
Admiral Group PLC	240,096	8,832,266
Anglogold Ashanti PLC	2,807	104,196
AO World PLC (b)	307,222	380,685
Ashtead Group PLC	431,530	23,093,121
Associated British Foods PLC	351,869	8,674,745
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	995,080	897,153
AstraZeneca PLC	1,504,932	218,608,038
Auto Trader Group PLC (e)	733,126	7,042,237
Aviva PLC	2,288,343	16,398,832
Avon Technologies PLC	260,032	4,846,591
B&M European Value Retail SA	762,287	2,562,134
Babcock International Group PLC	509,072	4,757,295
BAE Systems PLC	3,076,281	61,923,247
Security Description	Shares	Value
Balfour Beatty PLC	598,244	$3,351,278
Barclays PLC	13,836,531	51,399,672
Barratt Redrow PLC	1,871,496	10,215,719
Beazley PLC	519,080	6,210,926
Bellway PLC	98,130	2,996,808
Berkeley Group Holdings PLC	93,138	4,308,611
Big Yellow Group PLC REIT	274,902	3,307,015
Bodycote PLC	206,131	1,479,314
British American Tobacco PLC	2,127,608	87,384,444
British Land Co. PLC REIT	1,699,873	8,105,050
BT Group PLC (a)	8,500,096	18,196,240
Bunzl PLC	327,063	12,521,170
Burberry Group PLC	539,671	5,376,210
Capita PLC (a) (b)	2,280,457	382,066
Capricorn Energy PLC	89,682	276,659
Care Reit PLC	357,352	499,998
Centrica PLC	6,718,378	12,951,259
CK Hutchison Holdings Ltd.	2,246,500	12,632,466
Clarkson PLC	92,050	4,045,603
Close Brothers Group PLC (a) (b)	147,287	528,888
Coca-Cola Europacific Partners PLC (a)	226,637	19,724,218
Compass Group PLC	1,644,381	54,187,062
ConvaTec Group PLC (e)	1,532,269	5,086,843
Croda International PLC	135,400	5,108,458
Currys PLC (b)	998,463	1,121,227
DCC PLC	83,315	5,532,876
Derwent London PLC REIT	110,721	2,638,178
Diageo PLC	2,120,929	55,148,759
Diploma PLC	117,145	5,815,344
Direct Line Insurance Group PLC	1,407,934	5,110,224
Dowlais Group PLC	1,360,372	1,061,442
Drax Group PLC	377,772	2,854,953
easyJet PLC	408,952	2,334,703
Endava PLC ADR (a) (b)	66,324	1,293,981
EnQuest PLC (b)	13,128,983	2,653,782
Entain PLC	537,893	4,011,583
Firstgroup PLC (a)	971,824	1,956,837
Frasers Group PLC (a) (b)	153,427	1,231,784
Future PLC	109,688	1,053,354
Games Workshop Group PLC	31,596	5,705,480
Genuit Group PLC	206,137	957,857
Genus PLC	62,561	1,505,192
Global Ship Lease, Inc. Class A	279,926	6,396,309
Grafton Group PLC CDI	213,661	2,369,252
Great Portland Estates PLC REIT	277,225	1,064,539
Greggs PLC	59,237	1,328,878
Gym Group PLC (b) (e)	925,286	1,557,385
Halma PLC	372,930	12,423,892
Hammerson PLC REIT (a)	398,247	1,268,645
Hays PLC	1,360,057	1,392,107
Hiscox Ltd.	288,599	4,380,710

See accompanying notes to financial statements.
32

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Howden Joinery Group PLC	583,867	$5,418,576
HSBC Holdings PLC	18,303,294	206,458,769
IG Group Holdings PLC	354,972	4,359,586
IMI PLC	226,636	5,520,052
Immunocore Holdings PLC ADR (a) (b)	52,782	1,566,042
Imperial Brands PLC	901,759	33,347,052
Inchcape PLC	407,496	3,524,037
Indivior PLC (a) (b)	159,068	1,489,576
Informa PLC	1,169,246	11,611,823
IntegraFin Holdings PLC	206,131	814,155
InterContinental Hotels Group PLC	185,668	19,776,007
Intermediate Capital Group PLC	290,187	7,318,884
International Consolidated Airlines Group SA	2,408,621	8,108,087
International Distribution Services PLC	445,523	2,087,464
Intertek Group PLC	165,261	10,676,202
Investec PLC	554,664	3,430,750
ITV PLC	3,571,315	3,634,730
J Sainsbury PLC	2,404,073	7,298,394
JD Sports Fashion PLC	2,352,629	2,061,890
John Wood Group PLC (a) (b)	1,020,058	369,186
Johnson Matthey PLC	194,100	3,317,079
Jupiter Fund Management PLC	818,721	749,246
Just Eat Takeaway.com NV (a) (b) (e)	85,466	1,789,170
Keller Group PLC	97,979	1,740,178
Kingfisher PLC	3,394,994	11,099,835
Lancashire Holdings Ltd.	194,146	1,448,434
Land Securities Group PLC REIT	1,104,319	7,839,702
Launchmycareer Holdings PLC (a) (b) (c)	3,498,648	338,691
Legal & General Group PLC	5,762,151	18,058,250
Lloyds Banking Group PLC	66,352,026	61,732,136
London Stock Exchange Group PLC	359,020	53,106,246
LondonMetric Property PLC REIT	907,331	2,147,867
M&G PLC	2,488,113	6,374,894
Man Group PLC	2,468,586	6,312,118
Marks & Spencer Group PLC	2,746,179	12,601,168
Marshalls PLC	301,549	953,600
Melrose Industries PLC	1,360,372	8,342,286
Mobico Group PLC (b)	619,010	464,611
MONY Group PLC	812,264	2,103,151
National Grid PLC	4,778,400	62,263,161
NatWest Group PLC	5,286,372	30,828,066
NewRiver REIT PLC	1,202,608	1,077,273
Next PLC	186,855	26,735,158
Ninety One PLC	353,940	659,689
Nomad Foods Ltd.	143,007	2,810,088
Ocado Group PLC (a) (b)	533,142	1,936,464
Security Description	Shares	Value
Oxford Nanopore Technologies PLC (a) (b)	1,056,369	$1,394,870
Pearson PLC	1,056,102	16,603,341
Pennon Group PLC	443,135	2,562,456
Persimmon PLC	151,545	2,330,655
Petrofac Ltd. (a) (b)	289,460	23,183
Phoenix Group Holdings PLC	547,533	4,038,954
Playtech PLC (b)	476,605	4,287,792
Quilter PLC (e)	1,967,319	3,742,955
Reckitt Benckiser Group PLC	698,889	47,179,380
RELX PLC (d)	1,227,209	61,349,124
RELX PLC (d)	583,740	29,182,145
Rentokil Initial PLC	1,802,668	8,087,939
Rightmove PLC	993,869	8,795,131
Rolls-Royce Holdings PLC (b)	8,848,483	85,544,674
Rotork PLC	1,066,647	4,314,814
RS Group PLC	540,588	3,917,947
S4 Capital PLC (a) (b)	173,781	76,040
Sage Group PLC	1,093,404	17,034,534
Schroders PLC (a)	655,404	2,942,260
Segro PLC REIT	1,298,398	11,577,173
Serco Group PLC	1,764,832	3,585,506
Severn Trent PLC	232,894	7,608,390
Shaftesbury Capital PLC REIT	1,752,755	2,825,700
Smith & Nephew PLC	932,452	13,058,658
Smiths Group PLC	510,055	12,712,812
Spectris PLC	120,988	3,619,912
Spirax Group PLC	70,483	5,622,315
Spirent Communications PLC (b)	988,720	2,405,620
SSE PLC	1,276,645	26,266,415
SSP Group PLC	635,858	1,230,280
St. James's Place PLC	509,706	6,427,716
Standard Chartered PLC	2,680,998	39,432,395
Subsea 7 SA	245,692	3,908,813
Supermarket Income REIT PLC (a)	2,430,929	2,403,496
Tate & Lyle PLC	760,805	5,081,899
Taylor Wimpey PLC	2,401,344	3,350,599
Telecom Plus PLC	59,767	1,342,311
Tesco PLC	6,805,220	29,188,707
THG PLC (a) (b)	720,890	301,292
TP ICAP Group PLC	797,918	2,657,176
Trainline PLC (b) (e)	275,709	966,547
Travis Perkins PLC	139,665	991,500
Tritax Big Box REIT PLC	2,362,814	4,281,924
Trustpilot Group PLC (b) (e)	534,892	1,525,811
Unilever PLC (d)	2,468,076	146,859,415
Unilever PLC (d)	27,131	1,613,053
UNITE Group PLC REIT	268,515	2,821,209
United Utilities Group PLC	691,968	9,007,500
Vanquis Banking Group PLC (a)	108,675	81,638
Victrex PLC	91,663	1,045,896
Vistry Group PLC (b)	358,377	2,622,802
Vodafone Group PLC	26,320,799	24,766,745

See accompanying notes to financial statements.
33

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Weir Group PLC	251,689	$7,536,931
WH Smith PLC	104,431	1,366,815
Whitbread PLC	249,481	7,886,215
Wickes Group PLC	155,542	356,962
Wise PLC Class A (b)	450,670	5,497,089
Workspace Group PLC REIT	230,884	1,236,757
WPP PLC	1,308,446	9,815,756
		2,257,939,809
UNITED STATES — 8.2%
Access Bio, Inc. KDR (b)	75,162	234,802
Adaptimmune Therapeutics PLC ADR (a) (b)	276,751	54,520
Alcon AG	507,253	47,712,455
ARM Holdings PLC ADR (a) (b)	96,820	10,339,408
Bausch Health Cos., Inc. (a) (b)	329,336	2,134,935
BP PLC	16,804,899	94,594,162
Carnival PLC (b)	274,939	4,742,940
Coeur Mining, Inc. (b)	1,682	9,957
Constellium SE (b)	78,915	796,252
CSL Ltd.	464,893	72,215,938
CyberArk Software Ltd. (b)	59,353	20,061,314
Energy Fuels, Inc. (a) (b)	27,541	101,993
Experian PLC	1,054,766	48,576,174
Ferroglobe PLC (a)	131,925	489,442
Ferrovial SE (a)	398,798	17,739,596
Fiverr International Ltd. (a) (b)	60,081	1,422,718
GFL Environmental, Inc. (a)	190,011	9,176,769
GSK PLC	3,827,518	72,228,227
Haleon PLC	6,274,497	31,690,647
Hecla Mining Co.	19,077	106,068
Holcim AG	598,756	63,953,029
ICON PLC (b)	79,372	13,889,306
Inmode Ltd. (a) (b)	53,431	947,866
International Game Technology PLC	127,120	2,066,971
James Hardie Industries PLC CDI (b)	411,141	9,858,673
Monday.com Ltd. (b)	33,364	8,112,790
Nestle SA	2,511,760	253,631,691
Nordic American Tankers Ltd. (a)	713,953	1,756,324
Novartis AG	1,917,355	212,030,532
PolyPeptide Group AG (a) (b) (e)	17,966	333,430
Qiagen NV (b)	213,875	8,472,948
REC Silicon ASA (b)	728,704	83,906
Reliance Worldwide Corp. Ltd.	758,848	2,113,756
RHI Magnesita NV	1,275	49,947
Roche Holding AG	687,713	225,804,608
Roche Holding AG Bearer Shares	25,358	8,781,793
Sanofi SA	1,085,476	119,504,441
Schneider Electric SE	554,074	126,136,204
Schneider Electric SE	2,000	457,516
Security Description	Shares	Value
Shell PLC	6,279,465	$228,972,558
Signify NV (a) (e)	142,814	3,076,099
Sinch AB (a) (b) (e)	603,666	1,255,997
Spotify Technology SA (b)	133,180	73,252,995
Stellantis NV (a)	2,075,637	23,008,474
Stratasys Ltd. (b)	98,886	968,094
Swiss Re AG	290,450	49,242,724
Tenaris SA	367,181	7,163,122
UroGen Pharma Ltd. (a) (b)	152,251	1,683,896
Waste Connections, Inc. (a)	252,137	49,138,028
Zymeworks, Inc. (a) (b)	66,098	787,227
		1,930,963,262
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	612,738	8,237,958
TOTAL COMMON STOCKS (Cost $20,193,163,268)		23,303,624,438

RIGHTS — 0.0% (f)
BELGIUM — 0.0% (f)
Elia Group SA (expiring 04/03/25) (a) (b)	32,057	156,241
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	13,853
TOTAL RIGHTS (Cost $14,245)		170,094
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	4,708,233	4,708,233
State Street Navigator Securities Lending Portfolio II (i) (j)	974,938,013	974,938,013
TOTAL SHORT-TERM INVESTMENTS (Cost $979,646,246)		979,646,246
TOTAL INVESTMENTS — 103.3% (Cost $21,172,823,759)		24,283,440,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(776,360,469)
NET ASSETS — 100.0%		$23,507,080,309

See accompanying notes to financial statements.
34

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $520,897, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	620	06/20/2025	$76,520,899	$74,905,300	$(1,615,599)

During the period ended March 31, 2025, the average notional value related to futures contracts was $76,574,550.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,302,463,291	$640,250	$520,897	$23,303,624,438
Rights	170,094	—	—	170,094
Warrants	—	—	0(a)	0
Short-Term Investments	979,646,246	—	—	979,646,246
TOTAL INVESTMENTS	$24,282,279,631	$640,250	$520,897	$24,283,440,778
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,615,599)	$—	$—	$(1,615,599)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,615,599)	$—	$—	$(1,615,599)
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.
See accompanying notes to financial statements.
35

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	22.7%
Industrials	18.0
Consumer Discretionary	10.4
Health Care	9.8
Information Technology	9.1
Consumer Staples	7.2
Materials	6.7
Energy	4.9
Communication Services	4.6
Utilities	3.1
Real Estate	2.6
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,678,969	$44,678,969	$540,230,676	$580,201,412	$—	$—	4,708,233	$4,708,233	$993,011
State Street Navigator Securities Lending Portfolio II	562,172,963	562,172,963	1,502,801,767	1,090,036,717	—	—	974,938,013	974,938,013	1,593,992
Total		$606,851,932	$2,043,032,443	$1,670,238,129	$—	$—		$979,646,246	$2,587,003
See accompanying notes to financial statements.
36

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ARGENTINA — 0.0% (a)
Vista Energy SAB de CV ADR (b) (c)	86,301	$4,018,175
BRAZIL — 4.6%
Afya Ltd. Class A (c)	20,724	371,581
Allos SA	724,871	2,421,025
Ambev SA ADR	5,889,668	13,722,926
Anima Holding SA	132,953	53,389
Armac Locacao Logistica E Servicos SA	39,848	26,228
Auren Energia SA (b)	139,595	181,329
Azul SA Preference Shares (b)	190,967	109,693
Azzas 2154 SA	26,468	113,217
B3 SA - Brasil Bolsa Balcao	8,117,451	17,205,286
Banco Bradesco SA	1,184,508	2,347,239
Banco Bradesco SA ADR (c)	7,491,127	16,705,213
Banco BTG Pactual SA	1,116,179	6,567,306
Banco do Brasil SA	3,595,082	17,694,056
Banco Pan SA Preference Shares	762,409	970,374
Banco Santander Brasil SA	76,435	356,576
BB Seguridade Participacoes SA	1,067,046	7,507,783
Bradespar SA Preference Shares	776,879	2,429,252
Braskem SA Class A, ADR (b) (c)	248,051	954,996
Brava Energia	202,777	817,813
BRF SA ADR (c)	1,094,156	3,763,897
CCR SA	1,071,462	2,177,476
Centrais Eletricas Brasileiras SA ADR (c)	1,422,017	10,096,321
CI&T, Inc. Class A (b)	36,635	218,711
Cia Brasileira de Aluminio (b)	1,014	852
Cia Brasileira de Distribuicao ADR (b)	476,425	219,156
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	655,195	11,667,942
Cia Energetica de Minas Gerais ADR (c)	5,440,613	9,575,479
Cia Siderurgica Nacional SA ADR (c)	1,279,698	2,137,096
Cogna Educacao SA (b)	2,625,822	958,154
Cosan SA	1,656,584	2,137,378
CVC Brasil Operadora e Agencia de Viagens SA (b)	171,971	63,652
Cyrela Brazil Realty SA Empreendimentos e Participacoes	929,751	3,879,610
Desktop SA (d)	49,863	68,514
Dexco SA	1,022,124	960,084
Diagnosticos da America SA (b)	120,566	38,732
Embraer SA (b)	1,440,637	16,537,652
Eneva SA (b)	2,156,869	4,454,839
Security Description	Shares	Value
Engie Brasil Energia SA	168,107	$1,132,913
Equatorial Energia SA	703,566	3,930,776
Gerdau SA ADR (c)	2,395,463	6,803,115
Hapvida Participacoes e Investimentos SA (b) (d)	5,261,167	2,030,009
Hypera SA	282,398	955,025
Inter & Co., Inc. BDR	142,695	777,546
IRB-Brasil Resseguros SA (b)	39,370	352,345
Itau Unibanco Holding SA ADR (c)	7,404,493	40,724,711
Itausa SA Preference Shares	10,979,494	18,114,972
Kepler Weber SA	91,816	122,952
Klabin SA	688,325	2,242,481
Localiza Rent a Car SA	817,476	4,794,116
Lojas Renner SA	2,079,088	4,439,385
LWSA SA (d)	195,915	91,328
Magazine Luiza SA (b)	388,075	687,710
Marcopolo SA Preference Shares	908,861	971,119
Marfrig Global Foods SA	516,453	1,628,441
Metalurgica Gerdau SA Preference Shares	2,539,142	3,967,652
Mills Locacao Servicos e Logistica SA	41,080	67,849
Minerva SA (b)	51,377	56,690
MMX Mineracao e Metalicos SA (b) (e)	20,968	—
MRV Engenharia e Participacoes SA (b)	207,342	184,983
Natura & Co. Holding SA	1,219,883	2,127,684
Nexa Resources SA (b)	33,464	207,477
NU Holdings Ltd. Class A (b)	3,390,878	34,722,591
Odontoprev SA	29,857	54,421
Oi SA ADR (b) (c)	208	104
Pagseguro Digital Ltd. Class A (b)	237,067	1,808,821
Pet Center Comercio e Participacoes SA	182,369	129,589
Petroleo Brasileiro SA ADR (c) (f)	2,864,054	37,347,264
Petroleo Brasileiro SA ADR (f)	2,152,494	30,866,764
Petroreconcavo SA	23,714	68,273
Positivo Tecnologia SA	51,019	44,716
PRIO SA (b)	750,013	5,211,652
Raia Drogasil SA	1,308,403	4,351,711
Rede D'Or Sao Luiz SA (d)	1,035,581	5,098,668
Rumo SA	1,195,474	3,385,435
Sendas Distribuidora SA	846,042	1,113,748
Sitios Latinoamerica SAB de CV (b)	1,501,015	225,979
StoneCo Ltd. Class A (b)	286,258	2,999,984
Suzano SA	406,896	3,760,892
Suzano SA ADR (c)	386,334	3,589,043
Telefonica Brasil SA	876,564	7,626,022
TIM SA ADR	457,842	7,165,227
TOTVS SA	422,514	2,461,619
Ultrapar Participacoes SA	1,154,627	3,449,175

See accompanying notes to financial statements.
37

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (c)	1,621,325	$1,572,685
Vale SA	208,957	2,068,538
Vale SA ADR (c)	4,256,968	42,484,541
Vasta Platform Ltd. (b) (c)	180	815
Vibra Energia SA	1,019,727	3,165,477
VTEX Class A (b) (c)	155,625	789,019
WEG SA	2,097,046	16,578,220
XP, Inc. BDR	56,242	774,455
YDUQS Participacoes SA	502,105	1,011,635
		479,849,189
CAYMAN ISLANDS — 0.0% (a)
Gracell Biotechnologies, Inc. ADR (b) (c)	1,110	55
CHILE — 0.5%
Banco de Chile	21,300,470	2,808,066
Banco Santander Chile	7,928,846	449,841
CAP SA (b)	10,068	54,466
Cencosud SA	150,098	457,243
Cia Sud Americana de Vapores SA	3,348,377	182,899
Empresas Copec SA	882,868	6,074,514
Enel Americas SA	44,854,953	4,353,683
Enel Chile SA ADR (c)	1,990,422	6,508,680
Falabella SA	2,271,772	9,450,056
Latam Airlines Group SA	142,849,449	2,232,832
Parque Arauco SA	3,930,548	7,803,499
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	192,581	7,646,799
		48,022,578
CHINA — 33.0%
17 Education & Technology Group, Inc. ADR (b)	240	463
360 Security Technology, Inc. Class A	768,700	1,098,158
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,148,430	2,355,057
3peak, Inc. Class A (b)	18,357	298,602
3SBio, Inc. (d)	1,288,000	1,979,934
AAC Technologies Holdings, Inc.	1,326,132	8,028,073
Accelink Technologies Co. Ltd. Class A	40,800	257,292
ACM Research Shanghai, Inc. Class A	25,542	358,458
Acrobiosystems Co. Ltd. Class A	32,850	237,856
Addsino Co. Ltd. Class A (b)	510,300	507,076
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	247,138
Advanced Micro-Fabrication Equipment, Inc. China Class A	78,847	2,000,610
Security Description	Shares	Value
Advanced Technology & Materials Co. Ltd. Class A	250,900	$444,416
AECC Aero Science & Technology Co. Ltd. Class A (b)	192,700	537,318
AECC Aviation Power Co. Ltd. Class A	360,000	1,794,079
Agile Group Holdings Ltd. (b) (c)	4,195,626	291,202
Agora, Inc. ADR (b)	76,356	306,951
Agricultural Bank of China Ltd. Class A	12,228,600	8,718,004
Agricultural Bank of China Ltd. Class H	38,483,216	23,148,394
Aier Eye Hospital Group Co. Ltd. Class A	733,417	1,340,478
AIM Vaccine Co. Ltd. (b)	42,000	22,403
AIMA Technology Group Co. Ltd. Class A	175,014	1,068,983
AInnovation Technology Group Co. Ltd. (b) (c) (d)	64,800	32,482
Air China Ltd. Class H (b) (c)	4,593,443	2,892,931
Airtac International Group	82,669	2,069,059
AK Medical Holdings Ltd. (c) (d)	334,000	255,427
Akeso, Inc. (b) (d)	444,000	4,348,521
Alibaba Group Holding Ltd.	17,670,300	290,708,379
Alibaba Health Information Technology Ltd. (b) (c)	4,534,000	2,744,771
All Winner Technology Co. Ltd. Class A	61,940	450,704
Alpha Group Class A (b)	773,600	1,015,723
Alphamab Oncology (b) (c) (d)	228,000	243,230
Aluminum Corp. of China Ltd. Class H	9,929,495	6,215,267
Amlogic Shanghai Co. Ltd. Class A (b)	44,894	515,615
An Hui Wenergy Co. Ltd. Class A	481,800	494,671
Andon Health Co. Ltd. Class A	27,500	159,113
ANE Cayman, Inc. (b)	330,000	369,009
Angang Steel Co. Ltd. Class H (b)	5,435,231	1,215,545
Angelalign Technology, Inc. (c) (d)	19,000	134,924
Anhui Conch Cement Co. Ltd. Class A	229,000	765,550
Anhui Conch Cement Co. Ltd. Class H	2,261,010	6,393,355
Anhui Construction Engineering Group Co. Ltd. Class A	765,100	504,387
Anhui Guangxin Agrochemical Co. Ltd. Class A	849,264	1,367,537
Anhui Gujing Distillery Co. Ltd. Class A	32,600	763,863
Anhui Gujing Distillery Co. Ltd. Class B	238,500	3,755,157

See accompanying notes to financial statements.
38

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Anhui Honglu Steel Construction Group Co. Ltd. Class A	176,740	$489,897
Anhui Huaheng Biotechnology Co. Ltd. Class A	29,701	120,751
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	830,700	643,670
Anhui Jinhe Industrial Co. Ltd. Class A	228,600	795,360
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	80,671
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,288,640	1,743,395
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	645,784
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	38,606	892,583
Anjoy Foods Group Co. Ltd. Class A	65,900	723,767
Anker Innovations Technology Co. Ltd. Class A	7,670	108,855
ANTA Sports Products Ltd.	1,562,306	17,148,559
Aoshikang Technology Co. Ltd. Class A	60,300	217,186
Aotecar New Energy Technology Co. Ltd. Class A	286,593	116,753
Apeloa Pharmaceutical Co. Ltd. Class A	463,500	959,419
APT Medical, Inc. Class A	19,814	1,056,161
Archermind Technology Nanjing Co. Ltd. Class A	13,650	85,722
Arcsoft Corp. Ltd. Class A	77,973	500,296
Ascentage Pharma Group International (b) (d)	161,400	878,538
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (b)	51,100	171,742
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	279,195
ATRenew, Inc. ADR (b)	182,088	535,339
Autel Intelligent Technology Corp. Ltd. Class A	83,504	500,157
Autohome, Inc. ADR	71,598	1,984,697
Avary Holding Shenzhen Co. Ltd. Class A	227,300	1,134,951
AVIC Chengdu UAS Co. Ltd. Class A	63,199	340,180
AVIC Industry-Finance Holdings Co. Ltd. Class A	411,400	195,907
AviChina Industry & Technology Co. Ltd. Class H (c)	5,139,000	2,576,006
Bafang Electric Suzhou Co. Ltd. Class A	36,566	136,030
Baidu, Inc. Class A (b)	2,669,759	30,865,754
Bank of China Ltd. Class A	3,988,000	3,073,645
Security Description	Shares	Value
Bank of China Ltd. Class H	98,376,074	$59,301,542
Bank of Communications Co. Ltd. Class A	1,894,400	1,942,399
Bank of Communications Co. Ltd. Class H	29,991,841	26,829,713
Bank of Ningbo Co. Ltd. Class A	524,190	1,862,754
Baoshan Iron & Steel Co. Ltd. Class A	1,297,600	1,285,831
BBMG Corp. Class H	2,168,000	206,203
BeiGene Ltd. (b)	977,553	20,882,139
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	191,006	343,584
Beijing Baination Pictures Co. Ltd. Class A (b)	232,800	163,404
Beijing BDStar Navigation Co. Ltd. Class A	239,600	834,621
Beijing Capital International Airport Co. Ltd. Class H (b)	5,609,490	2,025,972
Beijing Certificate Authority Co. Ltd. Class A (b)	21,150	81,591
Beijing Changjiu Logistics Corp. Class A	159,000	154,494
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	47,120	87,938
Beijing Compass Technology Development Co. Ltd. Class A (b)	38,570	332,728
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	144,657
Beijing Dabeinong Technology Group Co. Ltd. Class A	741,100	404,928
Beijing Easpring Material Technology Co. Ltd. Class A	324,500	1,854,311
Beijing E-Hualu Information Technology Co. Ltd. Class A (b)	26,500	87,970
Beijing Enterprises Holdings Ltd. (c)	1,294,000	4,889,734
Beijing Enterprises Water Group Ltd. (c)	10,290,000	2,962,559
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,608,948	1,262,198
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	20,122	397,267
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	98,700	175,505
Beijing Jingyuntong Technology Co. Ltd. Class A	248,400	88,545
Beijing Kingsoft Office Software, Inc. Class A	39,633	1,631,597
Beijing Oriental Jicheng Co. Ltd. Class A	277,400	978,511
Beijing Relpow Technology Co. Ltd. Class A	56,898	110,963

See accompanying notes to financial statements.
39

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Beijing Shiji Information Technology Co. Ltd. Class A	552,646	$603,918
Beijing Shougang Co. Ltd. Class A	145,800	67,222
Beijing Shunxin Agriculture Co. Ltd. Class A (b)	26,900	62,234
Beijing SL Pharmaceutical Co. Ltd. Class A	488,250	444,847
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	57,563	351,594
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	53,153	160,427
Beijing Tongtech Co. Ltd. Class A (b)	627,000	1,330,646
Beijing Ultrapower Software Co. Ltd. Class A	98,300	178,853
Beijing United Information Technology Co. Ltd. Class A	74,045	268,526
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	49,344	435,111
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	79,210
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	152,402
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	567,000	434,659
Bengang Steel Plates Co. Ltd. Class A (b)	445,900	227,678
Bestechnic Shanghai Co. Ltd. Class A	20,267	1,133,305
Bethel Automotive Safety Systems Co. Ltd. Class A	160,700	1,381,207
BGI Genomics Co. Ltd. Class A	20,100	145,648
Biem.L.Fdlkk Garment Co. Ltd. Class A	297,163	755,392
Bilibili, Inc. Class Z (b) (c)	272,196	5,202,312
Bio-Thera Solutions Ltd. Class A (b)	178,740	492,489
Bloomage Biotechnology Corp. Ltd. Class A	9,972	66,371
Blue Sail Medical Co. Ltd. Class A (b)	211,600	144,156
Bluefocus Intelligent Communications Group Co. Ltd. Class A	822,600	1,064,210
BMC Medical Co. Ltd. Class A	10,220	113,468
BOE Technology Group Co. Ltd. Class A	1,843,500	1,052,936
BOE Technology Group Co. Ltd. Class B	1,541,300	556,669
Bosideng International Holdings Ltd.	5,030,000	2,579,553
Brilliance China Automotive Holdings Ltd. (c)	404,000	134,488
Security Description	Shares	Value
Broadex Technologies Co. Ltd. Class A	52,800	$285,368
B-Soft Co. Ltd. Class A	448,819	379,271
BYD Co. Ltd. Class A	231,800	11,960,228
BYD Co. Ltd. Class H	1,150,122	58,065,617
BYD Electronic International Co. Ltd. (c)	1,213,000	6,283,035
C*Core Technology Co. Ltd. Class A (b)	88,684	358,232
Caitong Securities Co. Ltd. Class A	282,240	302,987
CALB Group Co. Ltd. (b) (d)	98,800	244,070
Cambricon Technologies Corp. Ltd. Class A (b)	41,238	3,535,869
Canaan, Inc. ADR (b) (c)	157,789	138,507
Canggang Railway Ltd. (c)	864,000	152,138
Canmax Technologies Co. Ltd. Class A	41,080	120,370
CanSino Biologics, Inc. Class A (b)	12,371	99,313
CanSino Biologics, Inc. Class H (b) (c) (d)	34,400	147,676
CARsgen Therapeutics Holdings Ltd. (b) (c) (d)	163,500	324,886
Castech, Inc. Class A	227,380	1,070,572
CECEP Wind-Power Corp. Class A	1,250,680	509,505
Central China Land Media Co. Ltd. Class A	81,100	126,239
Central China Securities Co. Ltd. Class A	810,700	452,999
CETC Chips Technology, Inc. Class A (b)	272,200	472,779
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	60,683
CETC Digital Technology Co. Ltd. Class A	268,390	899,817
CETC Potevio Science&Technology Co. Ltd. Class A	533,381	1,598,844
CGN New Energy Holdings Co. Ltd. (c)	364,000	107,605
CGN Nuclear Technology Development Co. Ltd. Class A (b)	490,400	464,354
CGN Power Co. Ltd. Class H (d)	18,195,000	5,682,795
Changchun High-Tech Industry Group Co. Ltd. Class A	11,925	160,512
Changchun UP Optotech Co. Ltd. Class A	65,403	409,022
Changjiang Securities Co. Ltd. Class A	756,600	660,186
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	515,594

See accompanying notes to financial statements.
40

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chengdu ALD Aviation Manufacturing Corp. Class A	230,300	$495,092
Chengdu Bright Eye Hospital Group Co. Ltd. Class A	6,400	35,938
Chengdu Guoguang Electric Co. Ltd. Class A	14,771	173,205
Chengdu Hongqi Chain Co. Ltd. Class A	1,569,486	1,138,357
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	95,156
Chengdu RML Technology Co. Ltd. Class A	86,072	606,042
Chengxin Lithium Group Co. Ltd. Class A	40,500	70,901
China Baoan Group Co. Ltd. Class A	530,200	591,795
China Cinda Asset Management Co. Ltd. Class H (c)	18,126,000	2,562,703
China CITIC Bank Corp. Ltd. Class H	12,673,208	9,919,905
China Coal Energy Co. Ltd. Class H (c)	5,174,750	5,274,317
China Communications Services Corp. Ltd. Class H	152,000	83,226
China Conch Environment Protection Holdings Ltd.	2,410,200	192,065
China Conch Venture Holdings Ltd.	2,612,200	2,595,312
China Construction Bank Corp. Class H	113,840,351	100,667,277
China CSSC Holdings Ltd. Class A	272,400	1,143,451
China Datang Corp. Renewable Power Co. Ltd. Class H (c)	2,430,000	696,490
China Education Group Holdings Ltd. (c)	505,578	155,307
China Everbright Bank Co. Ltd. Class A	1,016,900	529,030
China Everbright Environment Group Ltd. (c)	5,508,111	2,435,369
China Feihe Ltd. (d)	2,933,000	2,212,859
China Galaxy Securities Co. Ltd. Class A	273,000	624,459
China Galaxy Securities Co. Ltd. Class H	5,213,400	5,186,396
China Gas Holdings Ltd.	4,190,852	3,819,022
China Great Wall Securities Co. Ltd. Class A	233,700	259,241
China Greatwall Technology Group Co. Ltd. Class A (b)	282,500	547,434
China Green Electricity Investment of Tianjin Co. Ltd. Class A	173,800	202,841
Security Description	Shares	Value
China High Speed Railway Technology Co. Ltd. Class A (b)	1,298,400	$457,466
China Hongqiao Group Ltd. (c)	1,622,000	3,335,604
China International Capital Corp. Ltd. Class A	66,500	316,030
China International Capital Corp. Ltd. Class H (d)	1,051,200	1,961,804
China International Marine Containers Group Co. Ltd. Class H	279,760	205,317
China Jinmao Holdings Group Ltd.	984,333	159,410
China Jushi Co. Ltd. Class A	192,100	341,058
China Kings Resources Group Co. Ltd. Class A	18,855	63,318
China Leadshine Technology Co. Ltd. Class A	52,700	352,499
China Lesso Group Holdings Ltd.	2,526,000	1,133,085
China Life Insurance Co. Ltd. Class H	10,656,490	20,545,140
China Literature Ltd. (b) (c) (d)	412,600	1,365,558
China Longyuan Power Group Corp. Ltd. Class H (c)	5,022,000	4,021,318
China Medical System Holdings Ltd.	2,612,000	2,501,112
China Meidong Auto Holdings Ltd. (c)	152,000	41,027
China Mengniu Dairy Co. Ltd.	4,476,085	11,045,953
China Merchants Bank Co. Ltd. Class A	1,646,162	9,807,781
China Merchants Bank Co. Ltd. Class H	4,243,899	25,036,948
China Merchants Energy Shipping Co. Ltd. Class A	496,500	445,530
China Merchants Port Holdings Co. Ltd.	3,343,081	5,757,784
China Merchants Securities Co. Ltd. Class A	747,841	1,828,973
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	276,557	349,031
China Minsheng Banking Corp. Ltd. Class H	12,923,879	5,813,860
China National Accord Medicines Corp. Ltd. Class B	692,654	1,072,771
China National Building Material Co. Ltd. Class H (c)	4,127,982	2,127,580
China National Gold Group Gold Jewellery Co. Ltd. Class A	182,100	220,047
China National Nuclear Power Co. Ltd. Class A	2,217,200	2,810,445
China National Software & Service Co. Ltd. Class A (b)	224,470	1,334,296

See accompanying notes to financial statements.
41

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Nonferrous Mining Corp. Ltd.	242,000	$174,806
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	296,300	924,064
China Oilfield Services Ltd. Class H	4,422,422	3,643,526
China Overseas Land & Investment Ltd.	5,163,494	9,224,910
China Overseas Property Holdings Ltd.	62,066	42,679
China Pacific Insurance Group Co. Ltd. Class A	501,838	2,221,213
China Pacific Insurance Group Co. Ltd. Class H	3,551,933	11,162,135
China Petroleum & Chemical Corp. Class H	35,673,492	18,798,930
China Power International Development Ltd. (c)	8,290,511	3,122,141
China Publishing & Media Co. Ltd. Class A	196,000	183,432
China Railway Group Ltd. Class H	10,434,487	4,600,117
China Rare Earth Resources & Technology Co. Ltd. Class A	217,700	948,893
China Resources Beer Holdings Co. Ltd.	1,721,430	6,217,264
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	73,342
China Resources Building Materials Technology Holdings Ltd.	738,000	164,099
China Resources Gas Group Ltd.	754,100	2,248,643
China Resources Land Ltd.	3,941,820	13,071,341
China Resources Microelectronics Ltd. Class A	36,539	225,292
China Resources Mixc Lifestyle Services Ltd. (d)	459,400	2,028,250
China Resources Power Holdings Co. Ltd. (c)	3,641,155	8,639,220
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	31,980	185,342
China Science Publishing & Media Ltd. Class A	70,302	191,093
China Shenhua Energy Co. Ltd. Class A	448,400	2,366,691
China Shenhua Energy Co. Ltd. Class H	5,042,088	20,446,239
China South City Holdings Ltd. (b) (c)	4,176,000	82,658
China Southern Airlines Co. Ltd. Class H (b)	4,408,387	2,011,461
China Southern Power Grid Energy Storage Co. Ltd. Class A	256,900	337,659
Security Description	Shares	Value
China Southern Power Grid Technology Co. Ltd. Class A	25,740	$110,245
China State Construction Engineering Corp. Ltd. Class A	2,177,200	1,576,140
China State Construction International Holdings Ltd.	700,000	905,106
China Suntien Green Energy Corp. Ltd. Class A	303,800	297,700
China Taiping Insurance Holdings Co. Ltd.	2,083,835	3,165,807
China Testing & Certification International Group Co. Ltd. Class A	1,939,982	1,844,957
China Three Gorges Renewables Group Co. Ltd. Class A	2,386,700	1,389,469
China Tianying, Inc. Class A	1,038,500	676,049
China Tourism Group Duty Free Corp. Ltd. Class A	258,900	2,145,058
China Tower Corp. Ltd. Class H (d)	5,172,800	6,954,422
China TransInfo Technology Co. Ltd. Class A	528,500	676,454
China Travel International Investment Hong Kong Ltd. (c)	14,312,000	1,949,889
China United Network Communications Ltd. Class A	2,272,600	1,739,035
China Vanke Co. Ltd. Class A (b)	801,600	777,781
China Vanke Co. Ltd. Class H (b) (c)	2,077,000	1,478,938
China Wafer Level CSP Co. Ltd. Class A	33,900	143,281
China World Trade Center Co. Ltd. Class A	227,000	718,562
China Yangtze Power Co. Ltd. Class A	2,369,800	9,070,334
China Yongda Automobiles Services Holdings Ltd. (c)	1,423,500	492,168
China Zhenhua Group Science & Technology Co. Ltd. Class A	238,307	1,762,893
ChinaCache International Holdings Ltd. ADR (b) (c) (e)	18,355	—
Chinasoft International Ltd. (c)	1,074,000	724,715
Chinese Universe Publishing & Media Group Co. Ltd. Class A	303,500	455,716
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	95,876	511,319
Chongqing Brewery Co. Ltd. Class A	27,511	221,613
Chongqing Changan Automobile Co. Ltd. Class A	274,452	492,177

See accompanying notes to financial statements.
42

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chongqing Changan Automobile Co. Ltd. Class B	3,715,510	$1,771,724
Chongqing Department Store Co. Ltd. Class A	24,800	102,874
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	145,898	191,762
Chongqing Gas Group Corp. Ltd. Class A	238,300	188,255
Chongqing Iron & Steel Co. Ltd. Class A (b)	1,062,700	190,136
Chongqing Millison Technologies, Inc. Class A	73,600	222,444
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	213,000	199,635
Chongqing Zhifei Biological Products Co. Ltd. Class A	322,700	1,077,902
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	80,553
Chow Tai Seng Jewellery Co. Ltd. Class A	296,043	535,378
CIG Shanghai Co. Ltd. Class A	28,700	147,412
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	54,986	560,614
CITIC Ltd.	7,463,961	9,209,674
Citic Pacific Special Steel Group Co. Ltd. Class A	260,850	443,372
CITIC Press Corp. Class A	44,200	191,621
CITIC Resources Holdings Ltd.	3,728,000	174,893
CITIC Securities Co. Ltd. Class A	1,095,970	4,000,210
CITIC Securities Co. Ltd. Class H	2,852,225	7,423,564
CITIC Telecom International Holdings Ltd.	2,579,000	755,770
Client Service International, Inc. Class A (b)	406,050	881,296
Cloopen Group Holding Ltd. ADR (b)	182	264
CMOC Group Ltd. Class A	2,907,700	3,041,402
CMOC Group Ltd. Class H	1,092,000	898,269
CMST Development Co. Ltd. Class A	483,300	380,473
CNGR Advanced Material Co. Ltd. Class A	68,040	329,436
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,320,728	1,398,972
CNPC Capital Co. Ltd. Class A	198,700	174,473
COFCO Biotechnology Co. Ltd. Class A (b)	243,100	181,006
COL Group Co. Ltd. Class A (b)	87,100	278,709
Security Description	Shares	Value
Contemporary Amperex Technology Co. Ltd. Class A	477,827	$16,634,080
CooTek Cayman, Inc. ADR (b)	225	7
COSCO SHIPPING Development Co. Ltd. Class H	13,729,709	1,711,736
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	3,400,000	2,753,107
COSCO SHIPPING Holdings Co. Ltd. Class A	592,200	1,185,883
COSCO SHIPPING Holdings Co. Ltd. Class H	6,442,562	10,135,465
COSCO SHIPPING Ports Ltd. (c)	4,736,325	2,848,991
Country Garden Services Holdings Co. Ltd.	2,279,000	2,018,214
CQ Pharmaceutical Holding Co. Ltd. Class A	1,053,300	734,972
CRRC Corp. Ltd. Class A	1,592,900	1,547,761
Crystal Clear Electronic Material Co. Ltd. Class A	51,358	59,445
CSC Financial Co. Ltd. Class A	278,300	925,381
CSG Holding Co. Ltd. Class B	1,305,345	338,907
CSPC Pharmaceutical Group Ltd.	10,728,960	6,812,213
CTS International Logistics Corp. Ltd. Class A	550,290	430,938
Daan Gene Co. Ltd. Class A	1,314,419	1,061,897
Dada Nexus Ltd. ADR (b) (c)	76,397	141,334
Dajin Heavy Industry Co. Ltd. Class A	59,100	193,831
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	743,400	639,460
Daqo New Energy Corp. ADR (b) (c)	79,195	1,434,221
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	119,400
Datang International Power Generation Co. Ltd. Class H (c)	14,274,000	2,990,453
Dazhong Transportation Group Co. Ltd. Class B	2,233,650	498,104
Deppon Logistics Co. Ltd. Class A	238,700	479,969
DHC Software Co. Ltd. Class A	218,300	313,063
Digital China Group Co. Ltd. Class A	287,600	1,627,618
Digital China Information Service Group Co. Ltd. Class A	241,600	396,354
DingDong Cayman Ltd. ADR (b) (c)	136,478	368,491
Do-Fluoride New Materials Co. Ltd. Class A	306,600	502,146

See accompanying notes to financial statements.
43

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dongfang Electric Corp. Ltd. Class A	619,845	$1,277,072
Dongfang Electric Corp. Ltd. Class H	470,800	591,805
Dongfang Electronics Co. Ltd. Class A	257,400	351,778
Dongfeng Motor Group Co. Ltd. Class H (c)	1,094,714	666,934
Dongguan Aohai Technology Co. Ltd. Class A	32,200	183,825
Dongguan Dingtong Precision Metal Co. Ltd. Class A	31,281	192,312
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	212,345
Dongguan Yutong Optical Technology Co. Ltd. Class A	164,750	544,186
Donghua Testing Technology Co. Ltd. Class A	80,800	484,518
Dongjiang Environmental Co. Ltd. Class A (b)	526,200	289,682
Dongyue Group Ltd. (c)	2,031,000	2,378,110
Dosilicon Co. Ltd. Class A (b)	65,725	281,863
Double Medical Technology, Inc. Class A	229,800	1,092,403
DouYu International Holdings Ltd. ADR (c)	11,439	85,449
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	133,437
East Buy Holding Ltd. (b) (c) (d)	351,500	575,570
East Money Information Co. Ltd. Class A	1,014,788	3,153,624
Eastern Communications Co. Ltd. Class B	660,000	272,580
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	153,752
Ecovacs Robotics Co. Ltd. Class A	102,900	870,966
EHang Holdings Ltd. ADR (b) (c)	39,405	823,170
Electric Connector Technology Co. Ltd. Class A	30,200	236,375
Empyrean Technology Co. Ltd. Class A	8,900	141,415
Eoptolink Technology, Inc. Ltd. Class A	70,518	952,288
Espressif Systems Shanghai Co. Ltd. Class A	36,599	1,156,869
ESR Group Ltd. (d)	1,448,000	2,278,000
Eve Energy Co. Ltd. Class A	236,399	1,532,743
Everbright Securities Co. Ltd. Class A	244,000	572,565
Everest Medicines Ltd. (b) (c) (d)	171,500	1,180,395
Far East Horizon Ltd. (c)	4,750,000	3,888,989
FAW Jiefang Group Co. Ltd. Class A	493,500	549,473
Security Description	Shares	Value
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	$301,656
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	94,431
Fibocom Wireless, Inc. Class A	76,168	339,228
Ficont Industry Beijing Co. Ltd. Class A	31,500	121,822
FinVolution Group ADR	52,936	509,774
First Capital Securities Co. Ltd. Class A	474,700	487,381
First Tractor Co. Ltd. Class A	262,400	498,733
Flat Glass Group Co. Ltd. Class A	286,900	702,848
Flat Glass Group Co. Ltd. Class H (c)	196,000	266,530
Focus Lightings Tech Co. Ltd. Class A	357,100	580,431
Focus Media Information Technology Co. Ltd. Class A	1,543,700	1,491,457
Focus Technology Co. Ltd. Class A	53,715	318,184
Focuslight Technologies, Inc. Class A	28,617	295,351
Foryou Corp. Class A	52,700	256,178
Foshan Haitian Flavouring & Food Co. Ltd. Class A	512,075	2,859,935
Foxconn Industrial Internet Co. Ltd. Class A	1,241,700	3,393,958
Fujian Apex Software Co. Ltd. Class A	16,080	84,628
Fujian Boss Software Development Co. Ltd. Class A	50,652	118,162
Fujian Foxit Software Development JSC Ltd. Class A	11,027	94,731
Fujian Funeng Co. Ltd. Class A	59,670	75,718
Fujian Mindong Electric Power Ltd. Co. Class A	254,000	313,921
Fujian Star-net Communication Co. Ltd. Class A	279,100	767,862
Fujian Sunner Development Co. Ltd. Class A	236,100	488,064
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	77,079
Fulin Precision Co. Ltd. Class A (b)	291,440	785,768
Full Truck Alliance Co. Ltd. ADR	774,436	9,889,548
Fuyao Glass Industry Group Co. Ltd. Class A	625,617	5,043,062
Fuyao Glass Industry Group Co. Ltd. Class H (d)	172,000	1,226,945

See accompanying notes to financial statements.
44

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	579,100	$2,696,287
Ganfeng Lithium Group Co. Ltd. Class H (c) (d)	155,400	420,443
Gaona Aero Material Co. Ltd. Class A	67,340	150,141
Gaotu Techedu, Inc. ADR (b) (c)	244,538	794,749
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	448,073
GCL Energy Technology Co. Ltd. Class A	66,300	69,075
GCL System Integration Technology Co. Ltd. Class A (b)	723,600	240,008
GCL Technology Holdings Ltd. (b) (c)	20,645,000	2,600,427
GD Power Development Co. Ltd. Class A	1,903,400	1,163,118
GDS Holdings Ltd. Class A (b)	1,132,400	3,551,349
Geely Automobile Holdings Ltd.	6,025,489	12,886,924
GEM Co. Ltd. Class A	864,500	775,752
Gemac Engineering Machinery Co. Ltd. Class A	153,000	188,463
Gemdale Corp. Class A	215,500	134,059
GemPharmatech Co. Ltd. Class A	175,740	333,780
Genertec Universal Medical Group Co. Ltd. (d)	1,293,100	869,236
Genimous Technology Co. Ltd. Class A (b)	816,700	913,826
Genscript Biotech Corp. (b) (c)	692,000	1,099,330
Getein Biotech, Inc. Class A	503,078	580,216
GF Securities Co. Ltd. Class H	3,124,200	4,216,303
Giant Biogene Holding Co. Ltd. (d)	343,000	3,105,838
Giant Network Group Co. Ltd. Class A	513,500	995,070
Giantec Semiconductor Corp. Class A	40,505	451,883
GigaDevice Semiconductor, Inc. Class A (b)	36,960	594,542
Ginlong Technologies Co. Ltd. Class A	24,650	186,930
GoerTek, Inc. Class A	513,900	1,848,821
Goke Microelectronics Co. Ltd. Class A	34,200	324,165
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	668,000	182,877
Goldwind Science & Technology Co. Ltd. Class A	1,046,700	1,279,222
GoodWe Technologies Co. Ltd. Class A	30,411	188,554
Gotion High-tech Co. Ltd. Class A	185,044	554,681
Security Description	Shares	Value
Grandjoy Holdings Group Co. Ltd. Class A (b)	204,600	$73,495
Great Microwave Technology Co. Ltd. Class A	81,225	428,936
Great Wall Motor Co. Ltd. Class H	4,184,376	7,314,308
Gree Electric Appliances, Inc. of Zhuhai Class A	272,100	1,702,427
Gree Real Estate Co. Ltd. Class A (b)	508,800	416,653
Greentown China Holdings Ltd.	1,286,500	1,818,889
Greentown Service Group Co. Ltd. (c)	484,000	264,386
Grinm Advanced Materials Co. Ltd. Class A	241,500	548,086
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	186,100	232,564
Guangdong Dtech Technology Co. Ltd. Class A	45,200	174,246
Guangdong Electric Power Development Co. Ltd. Class B	3,903,740	983,424
Guangdong Golden Dragon Development, Inc. Class A (b)	259,200	445,205
Guangdong Haid Group Co. Ltd. Class A	237,200	1,630,650
Guangdong Hongda Holdings Group Co. Ltd. Class A	234,500	956,280
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	169,255
Guangdong Investment Ltd.	5,866,229	4,312,794
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	36,909	95,245
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	88,453
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (b)	871,400	1,076,972
Guangdong Provincial Expressway Development Co. Ltd. Class B	485,800	496,396
Guangdong Shunkong Development Co. Ltd. Class A	75,200	142,309
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	482,300	1,072,678
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	249,600	376,157
Guanghui Energy Co. Ltd. Class A	1,225,300	1,025,313
Guanglian Aviation Industry Co. Ltd. Class A	256,640	698,653

See accompanying notes to financial statements.
45

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Guangshen Railway Co. Ltd. Class H (c)	10,422,000	$2,330,794
Guangxi Guiguan Electric Power Co. Ltd. Class A	492,500	436,519
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (b)	312,400	957,077
Guangzhou Automobile Group Co. Ltd. Class H (c)	5,610,090	2,314,614
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	425,300	1,548,802
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	167,773
Guangzhou Haige Communications Group, Inc. Co. Class A	1,013,400	1,557,918
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	68,057
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	1,855,482	248,024
Guangzhou Restaurant Group Co. Ltd. Class A	304,160	653,036
Guangzhou Tinci Materials Technology Co. Ltd. Class A	483,698	1,240,883
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	1,023,584	897,374
Guangzhou Zhujiang Brewery Co. Ltd. Class A	507,800	705,870
Guizhou Aviation Technical Development Co. Ltd. Class A	28,010	164,917
Guizhou Tyre Co. Ltd. Class A	103,100	68,536
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	500,300	256,144
Guizhou Zhenhua E-chem, Inc. Class A	39,924	64,068
Guocheng Mining Co. Ltd. Class A	252,900	416,285
Guosen Securities Co. Ltd. Class A	788,200	1,112,998
Guosheng Financial Holding, Inc. Class A (b)	730,200	1,320,529
Guotai Junan Securities Co. Ltd. Class A	803,934	1,903,090
Guotai Junan Securities Co. Ltd. Class H (d)	2,948,968	4,275,460
Guoyuan Securities Co. Ltd. Class A	247,210	264,361
H World Group Ltd.	1,849,960	6,788,473
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	4,308,000	359,909
Haidilao International Holding Ltd. (d)	742,000	1,674,681
Haier Smart Home Co. Ltd. Class A	944,300	3,553,195
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	2,507,800	$8,058,173
Hainan Drinda New Energy Technology Co. Ltd. Class A	29,400	203,407
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	164,600	393,269
Hainan Jinpan Smart Technology Co. Ltd. Class A	173,085	946,668
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	65,000	75,858
Haisco Pharmaceutical Group Co. Ltd. Class A	266,100	1,392,778
Haitian International Holdings Ltd.	189,000	499,203
Halo Microelectronics Co. Ltd. Class A (b)	202,511	351,459
Hangjin Technology Co. Ltd. Class A	253,900	928,813
Hangzhou Alltest Biotech Co. Ltd. Class A	29,588	298,327
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	28,100	140,154
Hangzhou Chang Chuan Technology Co. Ltd. Class A	354,630	2,034,294
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	247,599
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	90,576
Hangzhou First Applied Material Co. Ltd. Class A	638,106	1,235,656
Hangzhou GreatStar Industrial Co. Ltd.	548,000	2,233,210
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	20,400	211,415
Hangzhou Lion Microelectronics Co. Ltd. Class A	28,300	91,920
Hangzhou Onechance Tech Corp. Class A	69,000	255,359
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	106,847
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	225,300	747,599
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	2,087,779	2,839,055
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	144,699
Hangzhou Tigermed Consulting Co. Ltd. Class A	216,122	1,511,328
Hansoh Pharmaceutical Group Co. Ltd. (d)	490,000	1,543,000
Hanwang Technology Co. Ltd. Class A (b)	43,100	132,339

See accompanying notes to financial statements.
46

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hanwei Electronics Group Corp. Class A	44,800	$231,587
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	125,142
Harbin Boshi Automation Co. Ltd. Class A	1,071,420	2,611,493
Harbin Electric Co. Ltd. Class H	4,836,942	2,623,536
HBM Holdings Ltd. (b) (d)	675,000	780,818
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	156,910
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	191,404	251,837
Hefei Meiya Optoelectronic Technology, Inc. Class A	284,020	680,547
Helens International Holdings Co. Ltd.	158,000	34,726
Hello Group, Inc. ADR	190,738	1,203,557
Henan Ancai Hi-Tech Co. Ltd. Class A (b)	298,800	167,784
Henan Lingrui Pharmaceutical Co. Class A	544,700	1,580,296
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	233,900	603,912
Henan Shijia Photons Technology Co. Ltd. Class A (b)	170,110	398,240
Henan Shuanghui Investment & Development Co. Ltd. Class A	225,040	835,317
Henan Zhongfu Industry Co. Ltd. Class A (b)	765,300	432,897
Hengan International Group Co. Ltd.	1,228,000	3,425,009
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	232,600	490,432
Hengli Petrochemical Co. Ltd. Class A	742,300	1,570,232
Hesai Group ADR (b) (c)	44,439	657,697
HG Technologies Co. Ltd. Class A	42,600	98,909
Hisense Home Appliances Group Co. Ltd. Class A	766,000	3,132,146
HitGen, Inc. Class A	58,357	124,410
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	1,418,979
Hongbo Co. Ltd. Class A (b)	36,600	59,792
Hongli Zhihui Group Co. Ltd. Class A	490,400	458,280
Hongyuan Green Energy Co. Ltd. Class A	60,374	122,644
Hopson Development Holdings Ltd. (b)	560,759	222,709
Hoshine Silicon Industry Co. Ltd. Class A	39,000	294,463
Hoymiles Power Electronics, Inc. Class A	10,275	157,012
Security Description	Shares	Value
Hua Hong Semiconductor Ltd. (c) (d)	456,000	$1,819,827
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	211,800	177,231
Huada Automotive Technology Corp. Ltd. Class A	77,100	384,338
Huadian Power International Corp. Ltd. Class H (c)	5,343,308	3,104,219
Huadong Medicine Co. Ltd. Class A	34,200	172,744
Huafon Chemical Co. Ltd. Class A	2,102,800	2,248,690
Huafu Fashion Co. Ltd. Class A	182,300	152,044
Huagong Tech Co. Ltd. Class A	228,200	1,290,513
Huaibei Mining Holdings Co. Ltd. Class A	346,900	623,054
Huakai Yibai Technology Co. Ltd. Class A	46,900	78,813
Hualan Biological Engineering, Inc. Class A	471,027	1,006,764
Huaneng Power International, Inc. Class H	9,396,416	5,446,813
Huangshan Tourism Development Co. Ltd. Class B	1,749,782	1,308,837
Huatai Securities Co. Ltd. Class A	786,200	1,789,695
Huatai Securities Co. Ltd. Class H (d)	1,547,200	2,481,788
Huaxi Securities Co. Ltd. Class A	528,400	634,147
Huayu Automotive Systems Co. Ltd. Class A	250,061	621,547
Hubei Biocause Pharmaceutical Co. Ltd. Class A (b)	750,300	396,531
Hubei Century Network Technology Co. Ltd. Class A	82,000	132,154
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	158,106
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	224,246
Huizhou Desay Sv Automotive Co. Ltd. Class A	196,162	3,048,301
Humanwell Healthcare Group Co. Ltd. Class A	33,900	96,112
Hunan Gold Corp. Ltd. Class A	244,800	770,528
Hunan Valin Steel Co. Ltd. Class A	1,568,700	1,075,177
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	220,132
Hunan Zhongke Electric Co. Ltd. Class A	51,300	114,449
Hundsun Technologies, Inc. Class A	721,010	2,782,466

See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HUYA, Inc. ADR (c)	43,878	$140,848
Hwa Create Co. Ltd. Class A (b)	74,000	192,285
Hwatsing Technology Co. Ltd. Class A	31,347	713,363
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	381,200	658,500
Hymson Laser Technology Group Co. Ltd. Class A	47,537	202,555
Hytera Communications Corp. Ltd. Class A (b)	788,700	1,245,047
HyUnion Holding Co. Ltd. Class A (b)	196,300	153,184
IEIT Systems Co. Ltd. Class A	65,416	481,489
Iflytek Co. Ltd. Class A	285,400	1,868,520
iHuman, Inc. ADR (b)	330	700
IKD Co. Ltd. Class A	155,500	349,056
Imeik Technology Development Co. Ltd. Class A	34,120	842,681
Industrial & Commercial Bank of China Ltd. Class A	7,727,405	7,327,629
Industrial & Commercial Bank of China Ltd. Class H	82,182,656	58,518,555
Industrial Bank Co. Ltd. Class A	1,592,600	4,734,466
Industrial Securities Co. Ltd. Class A	776,300	628,228
INESA Intelligent Tech, Inc. Class B	4,766,100	3,765,219
Infotmic Co. Ltd. Class A (b)	670,200	594,020
Ingenic Semiconductor Co. Ltd. Class A	35,700	352,288
Inmyshow Digital Technology Group Co. Ltd. Class A	135,400	94,293
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	3,987,700	982,395
Inner Mongolia ERDOS Resources Co. Ltd. Class A	235,960	297,796
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	814,200	615,197
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	38,200	135,642
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	679,500	1,262,507
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	298,100	1,152,046
Inner Mongolia Yitai Coal Co. Ltd. Class B	992,336	2,159,323
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	204,100	153,372
InnoCare Pharma Ltd. (b) (d)	188,000	220,855
Innovent Biologics, Inc. (b) (d)	1,258,000	7,534,774
Intco Medical Technology Co. Ltd. Class A	56,700	186,427
iQIYI, Inc. ADR (b) (c)	440,929	996,500
Security Description	Shares	Value
iRay Group Class A	8,205	$129,186
JA Solar Technology Co. Ltd. Class A	436,764	693,085
Jade Bird Fire Co. Ltd. Class A	66,040	108,796
Jason Furniture Hangzhou Co. Ltd. Class A	287,640	1,016,215
JCET Group Co. Ltd. Class A	68,300	329,097
JD Health International, Inc. (b) (c) (d)	1,293,150	5,509,803
JD Logistics, Inc. (b) (d)	1,541,600	2,488,657
JD.com, Inc. Class A	2,994,582	61,890,772
Jiajiayue Group Co. Ltd. Class A	268,600	361,909
Jiangling Motors Corp. Ltd. Class A	229,100	721,741
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	158,306
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	147,122
Jiangsu Cai Qin Technology Co. Ltd. Class A	38,457	144,335
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	79,827
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	255,920	245,498
Jiangsu Cnano Technology Co. Ltd. Class A	37,556	220,656
Jiangsu Eastern Shenghong Co. Ltd. Class A	777,100	886,629
Jiangsu Etern Co. Ltd. Class A	141,500	127,948
Jiangsu Expressway Co. Ltd. Class H	4,523,087	5,371,685
Jiangsu General Science Technology Co. Ltd. Class A	332,300	253,367
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	184,846
Jiangsu Hengli Hydraulic Co. Ltd. Class A	235,351	2,576,394
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	739,516	5,007,527
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	214,253
Jiangsu Hoperun Software Co. Ltd. Class A (b)	453,800	3,242,722
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	244,650	1,051,882
Jiangsu King's Luck Brewery JSC Ltd. Class A	153,900	1,120,058
Jiangsu Linyang Energy Co. Ltd. Class A	241,900	219,065
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	181,780	911,665
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	275,500	294,614
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	206,512

See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Shagang Co. Ltd. Class A	159,300	$125,626
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	157,255
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	318,241
Jiangsu Yanghe Distillery Co. Ltd. Class A	206,565	2,167,740
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	137,654
Jiangsu Yinhe Electronics Co. Ltd. Class A	154,500	103,767
Jiangsu Yoke Technology Co. Ltd. Class A	250,100	2,133,073
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	453,078	2,175,004
Jiangsu Zhongtian Technology Co. Ltd. Class A	676,600	1,355,826
Jiangxi Copper Co. Ltd. Class H	2,607,000	4,577,153
Jiangxi Ganneng Co. Ltd. Class A	188,000	231,575
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	131,317
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	244,100	2,141,028
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	62,400	64,067
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	124,411
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (b)	57,500	111,425
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	256,900	753,103
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	847,700	252,003
Jilin OLED Material Tech Co. Ltd. Class A	62,692	176,189
Jinan Acetate Chemical Co. Ltd.	39,356	1,018,201
Jinko Solar Co. Ltd. Class A	415,945	370,955
JinkoSolar Holding Co. Ltd. ADR (c)	54,917	1,023,653
Jinlei Technology Co. Ltd. Class A	51,000	148,805
Jinxin Fertility Group Ltd. (c) (d)	1,151,500	445,486
JiuGui Liquor Co. Ltd. Class A	22,500	142,694
Jiumaojiu International Holdings Ltd. (c) (d)	225,000	83,287
JL Mag Rare-Earth Co. Ltd. Class A	99,584	267,260
Joinn Laboratories China Co. Ltd. Class A	304,011	851,042
Security Description	Shares	Value
Jointo Energy Investment Co. Ltd. Hebei Class A	147,800	$116,354
Jointown Pharmaceutical Group Co. Ltd. Class A	1,387,577	962,494
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	79,468
Jones Tech PLC Class A	59,900	208,985
Joy City Property Ltd.	3,666,000	106,960
Joyoung Co. Ltd. Class A	488,056	676,410
JOYY, Inc. ADR (b) (c)	54,769	2,299,203
Juewei Food Co. Ltd. Class A	19,000	39,904
Kama Co. Ltd. Class B (b)	1,693,400	50,802
Kandi Technologies Group, Inc. (b) (c)	185	263
Kangji Medical Holdings Ltd.	117,500	107,226
Kanzhun Ltd. ADR (b)	315,475	6,047,656
KBC Corp. Ltd. Class A	10,053	39,847
KE Holdings, Inc. ADR	794,473	15,960,963
Keboda Technology Co. Ltd. Class A	10,600	87,678
Keda Industrial Group Co. Ltd. Class A	195,100	225,821
KEDE Numerical Control Co. Ltd. Class A	36,717	394,160
Kehua Data Co. Ltd. Class A	34,800	211,456
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	316,058
Keshun Waterproof Technologies Co. Ltd. Class A	171,560	114,517
Keymed Biosciences, Inc. (b) (c) (d)	140,500	801,794
Kingboard Holdings Ltd.	1,377,391	3,921,341
KingClean Electric Co. Ltd. Class A	45,640	167,650
Kingdee International Software Group Co. Ltd. (b)	2,945,700	4,982,509
Kingnet Network Co. Ltd. Class A	760,900	1,681,836
Kingsemi Co. Ltd. Class A	26,506	358,671
Kingsoft Cloud Holdings Ltd. (b) (c)	1,130,565	1,068,038
Kingsoft Corp. Ltd.	1,038,000	5,023,033
Konfoong Materials International Co. Ltd. Class A	20,700	213,527
KPC Pharmaceuticals, Inc. Class A	251,900	596,997
KSEC Intelligent Technology Co. Ltd. Class A	40,800	101,468
Kuaishou Technology (b) (d)	2,547,700	17,797,192
Kuang-Chi Technologies Co. Ltd. Class A	543,890	2,830,273
Kunlun Energy Co. Ltd.	6,470,152	6,311,897
Kunlun Tech Co. Ltd. Class A	74,300	352,383
Kunshan Dongwei Technology Co. Ltd. Class A	36,944	198,502

See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kunshan Huguang Auto Harness Co. Ltd. Class A	177,200	$777,974
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	247,731
Kweichow Moutai Co. Ltd. Class A	119,879	25,754,706
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	132,900	135,353
Lao Feng Xiang Co. Ltd. Class A	27,600	193,689
Laobaixing Pharmacy Chain JSC Class A	44,954	113,160
LB Group Co. Ltd. Class A	506,200	1,240,089
Leader Harmonious Drive Systems Co. Ltd. Class A	15,889	326,050
Lenovo Group Ltd.	9,330,282	12,567,813
Lens Technology Co. Ltd. Class A	494,665	1,724,475
Leo Group Co. Ltd. Class A	2,594,000	1,285,237
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A (b)	28,400	75,711
Levima Advanced Materials Corp. Class A	65,900	136,500
LexinFintech Holdings Ltd. ADR (c)	99,547	1,004,429
Li Auto, Inc. Class A (b)	1,292,654	16,456,612
Li Ning Co. Ltd.	2,881,193	5,895,479
Lifetech Scientific Corp. (b) (c)	5,052,000	1,064,905
Ligao Foods Co. Ltd. Class A	22,700	128,404
Lingyi iTech Guangdong Co. Class A	1,018,500	1,268,587
Link Motion, Inc. ADR (b) (c) (e)	16,509	—
Linklogis, Inc. Class B (d)	340,500	59,957
Linktel Technologies Co. Ltd. Class A	17,700	165,261
Livzon Pharmaceutical Group, Inc. Class H	469,727	1,605,946
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	129,857
Longfor Group Holdings Ltd. (c) (d)	1,680,538	2,118,951
LONGi Green Energy Technology Co. Ltd. Class A	1,065,404	2,324,097
Longshine Technology Group Co. Ltd. Class A	39,450	68,303
Loongson Technology Corp. Ltd. Class A (b)	41,143	705,432
Lucky Harvest Co. Ltd. Class A	19,000	135,402
Luenmei Quantum Co. Ltd. Class A	526,008	410,474
Lufax Holding Ltd. ADR	135,378	402,073
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	123,810
Luxshare Precision Industry Co. Ltd. Class A	1,067,429	6,007,125
Security Description	Shares	Value
Luye Pharma Group Ltd. (b) (c) (d)	1,273,000	$351,779
Luzhou Laojiao Co. Ltd. Class A	237,742	4,244,470
Maanshan Iron & Steel Co. Ltd. Class H (b)	4,278,000	1,022,721
Maccura Biotechnology Co. Ltd. Class A	37,572	67,378
Malion New Materials Co. Ltd. Class A	92,150	110,592
Mango Excellent Media Co. Ltd. Class A	209,550	797,432
Maxscend Microelectronics Co. Ltd. Class A	33,696	371,700
MeiG Smart Technology Co. Ltd. Class A	76,400	501,559
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,160	396,001
Meitu, Inc. (c) (d)	3,838,500	2,688,820
Meituan Class B (b) (d)	5,324,427	106,621,303
Mesnac Co. Ltd. Class A	154,100	192,150
Metallurgical Corp. of China Ltd. Class A	1,643,100	682,938
Metallurgical Corp. of China Ltd. Class H	2,529,000	500,580
Microport Scientific Corp. (b) (c)	767,737	786,456
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	160,721
Ming Yang Smart Energy Group Ltd. Class A	201,800	302,176
Ming Yuan Cloud Group Holdings Ltd.	372,000	143,439
MINISO Group Holding Ltd. ADR (c)	115,542	2,136,372
Minmetals Development Co. Ltd. Class A (b)	147,100	146,171
Minth Group Ltd. (b)	250,000	665,141
Miracll Chemicals Co. Ltd. Class A	48,880	127,281
MLS Co. Ltd. Class A	49,748	61,826
MMG Ltd. (b)	2,368,799	815,956
MOG Digitech Holdings Ltd. (b)	440,000	20,925
Montage Technology Co. Ltd. Class A	236,283	2,545,622
Montnets Cloud Technology Group Co. Ltd. Class A (b)	500,500	1,017,408
Morimatsu International Holdings Co. Ltd.	167,000	133,080
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	149,506
Muyuan Foods Co. Ltd. Class A	743,084	3,960,919
Nancal Technology Co. Ltd. Class A	77,848	350,246

See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NanJi E-Commerce Co. Ltd. Class A	814,000	$436,918
Nanjing Vazyme Biotech Co. Ltd. Class A	30,178	101,010
Nantong Jianghai Capacitor Co. Ltd. Class A	215,200	608,350
Nanya New Material Technology Co. Ltd. Class A	85,733	421,827
NARI Technology Co. Ltd. Class A	682,679	2,057,649
National Silicon Industry Group Co. Ltd. Class A	176,085	450,034
Nations Technologies, Inc. Class A (b)	338,000	1,103,423
NAURA Technology Group Co. Ltd. Class A	72,205	4,134,007
NavInfo Co. Ltd. Class A (b)	268,800	324,074
NBTM New Materials Group Co. Ltd. Class A	265,748	749,415
NetDragon Websoft Holdings Ltd.	34,500	45,052
NetEase, Inc.	2,217,880	45,040,042
New China Life Insurance Co. Ltd. Class H	1,301,000	4,957,990
New Hope Liuhe Co. Ltd. Class A (b)	748,800	954,305
New Horizon Health Ltd. (b) (c) (d) (e)	115,500	104,957
New Oriental Education & Technology Group, Inc.	1,830,010	8,596,952
New Trend International Logis-Tech Co. Ltd. Class A	56,405	96,416
Neway Valve Suzhou Co. Ltd. Class A	50,000	191,511
Newland Digital Technology Co. Ltd. Class A	736,320	3,027,000
Ninestar Corp. Class A (b)	26,600	88,631
Ningbo Deye Technology Co. Ltd. Class A	100,222	1,261,551
Ningbo Energy Group Co. Ltd. Class A	857,000	560,254
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	159,872
Ningbo Hengshuai Co. Ltd. Class A	31,000	364,616
Ningbo Jifeng Auto Parts Co. Ltd. Class A (b)	98,700	156,352
Ningbo Joyson Electronic Corp. Class A	33,300	82,266
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	333,787
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	80,912	257,572
Ningbo Sanxing Medical Electric Co. Ltd. Class A	260,500	1,060,156
Ningbo Shanshan Co. Ltd. Class A	181,700	177,051
Security Description	Shares	Value
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	$107,745
Ningbo Tuopu Group Co. Ltd. Class A	274,495	2,182,466
Ningbo Xusheng Group Co. Ltd. Class A	189,012	357,687
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	125,103
Ningbo Yunsheng Co. Ltd. Class A	204,000	228,542
Ningbo Zhenyu Technology Co. Ltd. Class A	25,500	560,580
Ningxia Baofeng Energy Group Co. Ltd. Class A	314,100	628,122
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	213,600	159,041
NIO, Inc. ADR (b) (c)	1,678,428	6,394,811
Niu Technologies ADR (b) (c)	28,265	115,321
Noah Holdings Ltd. ADR (c)	23,604	223,058
Nongfu Spring Co. Ltd. Class H (c) (d)	2,004,000	8,693,110
North Copper Co. Ltd. Class A	759,300	1,097,269
Northeast Securities Co. Ltd. Class A	225,200	243,614
Novogene Co. Ltd. Class A	42,398	87,645
Novoray Corp. Class A	24,701	196,700
NYOCOR Co. Ltd. Class A	684,900	556,147
OFILM Group Co. Ltd. Class A (b)	210,000	353,473
Oppein Home Group, Inc. Class A	18,620	160,115
OPT Machine Vision Tech Co. Ltd. Class A	7,099	82,149
Orient Securities Co. Ltd. Class A	1,151,356	1,495,864
Ourpalm Co. Ltd. Class A (b)	142,900	105,416
Ovctek China, Inc. Class A	73,300	160,100
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	499,600	194,590
PDD Holdings, Inc. ADR (b)	764,769	90,510,411
Peijia Medical Ltd. (b) (d)	149,000	95,563
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	1,197,300	59,322
People.cn Co. Ltd. Class A	294,900	849,483
People's Insurance Co. Group of China Ltd. Class H	10,352,000	5,348,771
Perfect World Co. Ltd. Class A	516,850	815,903
PetroChina Co. Ltd. Class A	3,938,100	4,455,220
PetroChina Co. Ltd. Class H	26,655,988	21,550,090
Pharmaron Beijing Co. Ltd. Class A	425,375	1,576,005
Phenix Optical Co. Ltd. Class A (b)	96,000	268,740
PhiChem Corp. Class A	43,000	103,566

See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	9,613,102	$17,767,491
Piesat Information Technology Co. Ltd. Class A (b)	24,823	63,715
Ping An Bank Co. Ltd. Class A	1,344,200	2,083,113
Ping An Insurance Group Co. of China Ltd. Class A	787,930	5,598,870
Ping An Insurance Group Co. of China Ltd. Class H	7,508,420	44,682,062
Piotech, Inc. Class A	29,290	634,948
PNC Process Systems Co. Ltd. Class A	42,415	185,634
POCO Holding Co. Ltd. Class A	54,432	351,348
Poly Developments & Holdings Group Co. Ltd. Class A	819,600	931,735
Poly Property Group Co. Ltd. (c)	2,606,198	485,712
Pop Mart International Group Ltd. (d)	941,200	18,932,149
Postal Savings Bank of China Co. Ltd. Class A	167,800	120,321
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	8,528,000	5,272,249
Power Construction Corp. of China Ltd. Class A	797,600	525,813
Primarius Technologies Co. Ltd. Class A (b)	121,253	396,339
Puxin Ltd. ADR (b) (e)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	44,484	671,494
Pylon Technologies Co. Ltd. Class A	20,775	115,085
Qianhe Condiment & Food Co. Ltd. Class A	460,065	707,266
Qifu Technology, Inc. ADR (c)	127,458	5,724,139
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (b)	66,000	127,169
Qingdao Gaoce Technology Co. Ltd. Class A	138,700	203,109
Qingdao Gon Technology Co. Ltd. Class A	247,200	835,579
Qingdao Haier Biomedical Co. Ltd. Class A	38,039	181,036
Qingdao Hanhe Cable Co. Ltd. Class A	1,299,700	643,956
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	171,406
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	224,000	155,378
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	28,703	403,728
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	229,200	522,379
Quectel Wireless Solutions Co. Ltd. Class A	32,398	394,524
Security Description	Shares	Value
Qutoutiao, Inc. ADR (b)	1,218	$60
R&G PharmaStudies Co. Ltd. Class A	23,200	164,056
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	447,469
Raytron Technology Co. Ltd. Class A	90,148	757,943
Red Avenue New Materials Group Co. Ltd. Class A	14,300	63,589
Remegen Co. Ltd. Class A (b)	72,385	406,960
Remegen Co. Ltd. Class H (b) (c) (d)	51,500	156,877
Rigol Technologies Co. Ltd. Class A	22,901	106,406
Risen Energy Co. Ltd. Class A	214,400	313,667
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	51,200	234,652
Riyue Heavy Industry Co. Ltd. Class A	44,400	78,156
RLX Technology, Inc. ADR (c)	962,715	1,809,904
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	403,325
Rockchip Electronics Co. Ltd. Class A	44,200	1,054,220
RongFa Nuclear Equipment Co. Ltd. Class A (b)	201,400	144,136
Rongsheng Petrochemical Co. Ltd. Class A	777,600	921,446
Roshow Technology Co. Ltd. Class A (b)	202,300	218,563
Ruijie Networks Co. Ltd. Class A	23,513	224,972
Sai Micro Electronics, Inc. Class A	47,600	110,714
SAIC Motor Corp. Ltd. Class A	548,000	1,190,894
Sailun Group Co. Ltd. Class A	1,753,632	3,482,694
Sangfor Technologies, Inc. Class A	19,261	283,935
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	162,154
Sany Heavy Industry Co. Ltd. Class A	1,024,300	2,688,366
Satellite Chemical Co. Ltd. Class A	947,025	2,996,477
Sealand Securities Co. Ltd. Class A	1,565,340	866,055
Seazen Group Ltd. (b)	511,238	132,733
Seazen Holdings Co. Ltd. Class A (b)	31,600	54,364
Semitronix Corp. Class A	10,900	79,343
Sensteed Hi-tech Group Class A (b)	1,073,900	304,468
Seres Group Co. Ltd. Class A	70,498	1,221,458
SF Holding Co. Ltd. Class A	449,800	2,669,370
SG Micro Corp. Class A	35,538	426,794
Shaanxi Coal Industry Co. Ltd. Class A	987,000	2,690,991

See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,847	$78,469
Shaanxi International Trust Co. Ltd. Class A	1,031,800	489,920
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	158,682	453,820
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	239,277	329,315
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	233,950	217,017
Shandong Gold Mining Co. Ltd. Class A	1,035,980	3,832,580
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	496,300	4,042,312
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	107,369
Shandong Humon Smelting Co. Ltd. Class A	230,500	359,745
Shandong Linglong Tyre Co. Ltd. Class A	477,100	1,164,860
Shandong Pharmaceutical Glass Co. Ltd. Class A	182,164	585,159
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,069,600	1,585,391
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	467,692	956,510
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	267,340	341,814
Shanghai Acrel Co. Ltd. Class A	34,200	107,459
Shanghai Aiko Solar Energy Co. Ltd. Class A (b)	163,000	273,241
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	64,023	259,937
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	15,502	91,016
Shanghai AtHub Co. Ltd. Class A	446,099	2,139,045
Shanghai Awinic Technology Co. Ltd. Class A	26,354	263,761
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	468,036	1,684,463
Shanghai Baolong Automotive Corp. Class A	40,500	245,478
Shanghai Baosight Software Co. Ltd. Class A	448,220	1,880,872
Shanghai Baosight Software Co. Ltd. Class B	2,571,056	4,563,624
Shanghai Baosteel Packaging Co. Ltd. Class A	170,500	109,585
Shanghai Belling Co. Ltd. Class A	233,700	1,093,574
Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	9,760	$244,756
Shanghai Bright Power Semiconductor Co. Ltd. Class A (b)	21,940	281,244
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,731,320	2,205,210
Shanghai Daimay Automotive Interior Co. Ltd. Class A	979,157	1,146,813
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	747,700	387,953
Shanghai Electric Group Co. Ltd. Class H (b) (c)	10,440,077	3,475,419
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	467,974	653,730
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	296,900	1,014,606
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (c)	144,500	277,845
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	85,644	536,432
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	174,000	555,750
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	510,508
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	79,351
Shanghai Gentech Co. Ltd. Class A	62,167	334,112
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	82,714
Shanghai Haohai Biological Technology Co. Ltd. Class A	20,869	169,689
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	61,798	346,077
Shanghai Henlius Biotech, Inc. Class H (b) (c) (d)	86,100	380,131
Shanghai Huafon Aluminium Corp. Class A	72,400	201,778
Shanghai Huayi Group Co. Ltd. Class B	420,100	223,913
Shanghai International Airport Co. Ltd. Class A	252,500	1,123,512
Shanghai International Port Group Co. Ltd. Class A	1,843,800	1,471,812
Shanghai Jinjiang International Hotels Co. Ltd. Class B	516,700	805,019

See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,762,266	$1,388,666
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	155,269	643,223
Shanghai Liangxin Electrical Co. Ltd. Class A	243,880	302,421
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	220,400	263,598
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,191,568	551,696
Shanghai M&G Stationery, Inc. Class A	250,281	1,053,702
Shanghai Medicilon, Inc. Class A (b)	22,410	98,697
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	23,303	288,998
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	148,500	323,328
Shanghai Moons' Electric Co. Ltd. Class A	186,316	1,730,870
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	508,900	1,299,233
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	516,000	742,799
Shanghai Pudong Development Bank Co. Ltd. Class A	1,887,300	2,709,167
Shanghai Putailai New Energy Technology Co. Ltd. Class A	169,820	429,113
Shanghai RAAS Blood Products Co. Ltd. Class A	754,100	711,973
Shanghai Runda Medical Technology Co. Ltd. Class A	279,800	762,856
Shanghai Sanyou Medical Co. Ltd. Class A	85,820	209,887
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	239,084
Shanghai Stonehill Technology Co. Ltd. Class A	1,273,200	970,771
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	221,700	357,605
Shanghai Wanye Enterprises Co. Ltd. Class A	262,540	541,275
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	266,196
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	17,308	97,618
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	754,588	583,656
Security Description	Shares	Value
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	237,600	$812,939
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,028,500	992,277
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	482,421
Shanxi Blue Flame Holding Co. Ltd. Class A	157,800	139,863
Shanxi Coking Coal Energy Group Co. Ltd. Class A	206,000	194,776
Shanxi Guoxin Energy Corp. Ltd. Class A	406,960	137,784
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	460,800	762,937
Shanxi Meijin Energy Co. Ltd. Class A (b)	498,500	308,737
Shanxi Securities Co. Ltd. Class A	236,230	192,472
Shanxi Taigang Stainless Steel Co. Ltd. Class A (b)	497,400	238,230
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	3,495,295
Sharetronic Data Technology Co. Ltd. Class A	30,600	491,266
Shengda Resources Co. Ltd. Class A	239,300	516,745
Shenghe Resources Holding Co. Ltd. Class A	61,200	91,894
Shengyi Electronics Co. Ltd. Class A (b)	189,843	772,342
Shengyi Technology Co. Ltd. Class A	516,100	1,932,738
Shennan Circuits Co. Ltd. Class A	23,660	410,490
Shenwan Hongyuan Group Co. Ltd. Class A	1,036,200	703,074
Shenyang Jinbei Automotive Co. Ltd. Class A (b)	629,500	528,489
Shenzhen Agricultural Power Group Co. Ltd. Class A	1,013,800	877,634
Shenzhen Baoming Technology Co. Ltd. Class A (b)	18,000	180,374
Shenzhen BSC Technology Co. Ltd. Class A	22,330	94,103
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	103,663
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	202,364
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	129,474
Shenzhen Click Technology Co. Ltd. Class A	79,700	145,340
Shenzhen Das Intellitech Co. Ltd. Class A	1,831,937	910,182

See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Desay Battery Technology Co. Class A	47,270	$149,046
Shenzhen Dynanonic Co. Ltd. Class A (b)	24,360	105,005
Shenzhen Energy Group Co. Ltd. Class A	184,900	161,338
Shenzhen Envicool Technology Co. Ltd. Class A	265,184	1,420,831
Shenzhen Expressway Corp. Ltd. Class H (c)	4,031,732	3,295,736
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	755,900	1,272,335
Shenzhen Fortune Trend Technology Co. Ltd. Class A	17,889	358,376
Shenzhen FRD Science & Technology Co. Ltd. Class A	253,900	728,933
Shenzhen Gongjin Electronics Co. Ltd. Class A	524,200	732,274
Shenzhen H&T Intelligent Control Co. Ltd. Class A	507,000	1,386,489
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (b)	274,500	419,727
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	269,239
Shenzhen Injoinic Technology Co. Ltd. Class A	206,419	523,299
Shenzhen Inovance Technology Co. Ltd. Class A	360,258	3,380,006
Shenzhen International Holdings Ltd.	1,523,210	1,540,771
Shenzhen Investment Ltd. (c)	5,072,326	501,997
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	156,500	201,389
Shenzhen Jinjia Group Co. Ltd. Class A	484,700	244,822
Shenzhen Kaifa Technology Co. Ltd. Class A	277,000	710,237
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	125,183
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	558,445
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	255,100	586,324
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	101,353
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	240,875
Shenzhen Lifotronic Technology Co. Ltd. Class A	86,789	179,648
Shenzhen Longsys Electronics Co. Ltd. Class A	8,300	105,733
Shenzhen Manst Technology Co. Ltd. Class A	26,640	212,287
Shenzhen Megmeet Electrical Co. Ltd. Class A	248,000	2,076,593
Security Description	Shares	Value
Shenzhen Microgate Technology Co. Ltd. Class A	180,800	$289,642
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	1,955,566
Shenzhen Minglida Precision Technology Co. Ltd. Class A	67,600	171,096
Shenzhen MTC Co. Ltd. Class A	2,670,200	1,910,987
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	2,079,762	678,379
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	218,188
Shenzhen Qingyi Photomask Ltd. Class A	102,688	369,433
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	17,520	106,940
Shenzhen SC New Energy Technology Corp. Class A	116,401	987,804
Shenzhen SED Industry Co. Ltd. Class A	82,500	258,994
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	62,978
Shenzhen Sunlord Electronics Co. Ltd. Class A	235,100	934,459
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	127,702
Shenzhen Tagen Group Co. Ltd. Class A	493,200	255,224
Shenzhen Techwinsemi Technology Co. Ltd. Class A	33,826	605,953
Shenzhen Topband Co. Ltd. Class A	198,200	412,991
Shenzhen Transsion Holdings Co. Ltd. Class A	86,563	1,079,968
Shenzhen TXD Technology Co. Ltd. Class A	51,200	105,840
Shenzhen United Winners Laser Co. Ltd. Class A	58,973	131,729
Shenzhen Xinyichang Technology Co. Ltd. Class A	17,617	113,763
Shenzhen YHLO Biotech Co. Ltd. Class A	58,025	128,893
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	181,472
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	119,545
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	960,585
Shenzhou International Group Holdings Ltd.	978,800	7,347,007
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	59,490

See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	513,400	$1,567,919
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	269,265
Shimao Services Holdings Ltd. (b) (d)	337,000	35,085
Shoucheng Holdings Ltd. (c)	720,400	137,963
Shuangliang Eco-Energy Systems Co. Ltd. Class A	180,102	132,116
SICC Co. Ltd. Class A (b)	33,012	281,692
Sichuan Gold Co. Ltd. Class A	47,100	161,281
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,536,900	384,971
Sichuan Hongda Co. Ltd. Class A (b)	547,800	539,816
Sichuan Injet Electric Co. Ltd. Class A	24,500	166,708
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	69,861
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	117,548
Sichuan New Energy Power Co. Ltd. Class A	59,900	92,910
Sichuan Swellfun Co. Ltd. Class A	21,800	146,295
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	56,019
Sieyuan Electric Co. Ltd. Class A	256,100	2,678,760
Siglent Technologies Co. Ltd. Class A	36,034	142,234
Sihuan Pharmaceutical Holdings Group Ltd.	1,581,000	115,827
Silergy Corp. (c)	245,820	2,794,881
Sineng Electric Co. Ltd. Class A	183,228	814,778
Sino Wealth Electronic Ltd. Class A	29,887	98,021
Sinocare, Inc. Class A	198,800	650,911
Sinocelltech Group Ltd. Class A (b)	61,031	342,202
Sinoma Science & Technology Co. Ltd. Class A	739,793	1,517,075
Sinomine Resource Group Co. Ltd. Class A	243,444	1,075,176
Sino-Ocean Group Holding Ltd. (b) (c)	9,829,980	270,377
Sinopec Shanghai Petrochemical Co. Ltd. Class H (b)	10,420,600	1,620,622
Sinopharm Group Co. Ltd. Class H	2,056,000	4,767,199
Sino-Platinum Metals Co. Ltd. Class A	319,079	612,608
Sinotrans Ltd. Class H	7,440,024	3,585,992
Sinotruk Hong Kong Ltd.	110,500	299,674
Security Description	Shares	Value
Sinotruk Jinan Truck Co. Ltd. Class A	288,360	$800,879
Sipai Health Technology Co. Ltd. (b) (c)	150,400	97,621
SITC International Holdings Co. Ltd.	2,046,000	5,561,855
Skshu Paint Co. Ltd. Class A	288,630	2,042,207
Skyworth Digital Co. Ltd. Class A	757,700	1,322,291
Smoore International Holdings Ltd. (c) (d)	2,321,000	3,955,691
SOHO China Ltd. (b)	923,000	69,993
Sohu.com Ltd. ADR (b)	16,138	212,537
SooChow Securities Co. Ltd. Class A	261,230	280,432
Southern Publishing & Media Co. Ltd. Class A	168,848	367,864
Southwest Securities Co. Ltd. Class A	1,062,300	634,523
StarPower Semiconductor Ltd. Class A	13,440	162,518
STO Express Co. Ltd. Class A	254,679	413,955
Sumavision Technologies Co. Ltd. Class A	157,100	116,108
Sun Art Retail Group Ltd.	2,351,500	580,296
Sunac China Holdings Ltd. (b) (c)	2,882,000	574,155
Sunac Services Holdings Ltd. (c) (d)	315,000	69,637
Sungrow Power Supply Co. Ltd. Class A	332,434	3,175,690
Suning Universal Co. Ltd. Class A	700,900	210,292
Sunny Optical Technology Group Co. Ltd.	1,021,900	9,371,434
Sunresin New Materials Co. Ltd. Class A	47,700	301,855
Sunrise Group Co. Ltd. Class A	702,956	558,232
Sunward Intelligent Equipment Co. Ltd. Class A	488,200	509,976
Sunwoda Electronic Co. Ltd. Class A	229,500	699,944
Suzhou Anjie Technology Co. Ltd. Class A	251,700	535,208
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	274,700	1,237,793
Suzhou Everbright Photonics Co. Ltd. Class A (b)	36,686	271,084
Suzhou Good-Ark Electronics Co. Ltd. Class A	202,881	278,386
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	199,167
Suzhou HYC Technology Co. Ltd. Class A	52,331	217,437

See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	$233,799
Suzhou Novosense Microelectronics Co. Ltd. Class A (b)	32,044	618,750
Suzhou Oriental Semiconductor Co. Ltd. Class A	34,911	198,389
Suzhou Recodeal Interconnect System Co. Ltd. Class A	20,969	142,133
Suzhou Secote Precision Electronic Co. Ltd. Class A (b)	43,800	362,654
Suzhou Shijing Environmental Technology Co. Ltd. Class A	43,540	127,997
Suzhou SLAC Precision Equipment Co. Ltd. Class A	618,800	1,073,930
Suzhou TFC Optical Communication Co. Ltd. Class A	52,920	616,316
Suzhou TZTEK Technology Co. Ltd. Class A	78,736	559,265
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	180,124
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (b)	58,536	803,532
SVG Optronics Co. Ltd. Class A (b)	27,988	77,925
Taiji Computer Corp. Ltd. Class A	266,336	910,525
TAL Education Group ADR (b)	529,848	6,999,292
Talkweb Information System Co. Ltd. Class A (b)	98,300	386,928
Tangrenshen Group Co. Ltd. Class A (b)	502,600	337,561
Tayho Advanced Materials Group Co. Ltd. Class A	495,000	679,221
TBEA Co. Ltd. Class A	274,320	453,808
TCL Technology Group Corp. Class A	2,015,900	1,234,638
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	600,725	735,001
Telling Telecommunication Holding Co. Ltd. Class A	51,300	75,687
Tencent Holdings Ltd.	7,155,294	457,075,064
Tencent Music Entertainment Group ADR	637,290	9,183,349
Three's Co. Media Group Co. Ltd. Class A	42,873	170,409
Thunder Software Technology Co. Ltd. Class A	19,500	154,209
Tiangong International Co. Ltd.	280,000	74,496
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	61,581
Security Description	Shares	Value
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	212,800	$169,867
Tianli International Holdings Ltd.	2,061,000	1,003,970
Tianma Microelectronics Co. Ltd. Class A (b)	225,800	254,518
Tianneng Power International Ltd. (c)	288,000	255,044
Tianqi Lithium Corp. Class A	465,674	1,943,219
Tianshan Aluminum Group Co. Ltd. Class A	875,200	1,069,623
TianShan Material Co. Ltd. Class A	230,500	176,066
Tianshui Huatian Technology Co. Ltd. Class A	291,200	424,823
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	186,800	157,854
Time Publishing & Media Co. Ltd. Class A	119,640	135,350
Tingyi Cayman Islands Holding Corp.	4,093,020	6,870,537
Titan Wind Energy Suzhou Co. Ltd. Class A	1,017,289	1,020,663
TKD Science & Technology Co. Ltd. Class A	50,660	109,535
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	131,203
Tongcheng Travel Holdings Ltd.	896,400	2,413,735
TongFu Microelectronics Co. Ltd. Class A	601,244	2,215,184
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	134,600	133,379
Tongwei Co. Ltd. Class A	553,200	1,456,491
Top Energy Co. Ltd. Class A	96,517	74,919
Topchoice Medical Corp. Class A	41,317	257,424
Topsec Technologies Group, Inc. Class A	486,000	541,791
Topsports International Holdings Ltd. (d)	1,961,000	862,000
Toread Holdings Group Co. Ltd. Class A	182,638	194,806
Transfar Zhilian Co. Ltd. Class A	204,000	149,085
TravelSky Technology Ltd. Class H	2,152,514	3,198,214
Trina Solar Co. Ltd. Class A	203,113	470,471
Trip.com Group Ltd.	567,058	36,019,185
TRS Information Technology Corp. Ltd. Class A	37,900	111,469
Tsingtao Brewery Co. Ltd. Class A	291,844	3,063,079
Tsingtao Brewery Co. Ltd. Class H	274,000	1,972,160

See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Tuya, Inc. ADR	59,810	$181,224
Unigroup Guoxin Microelectronics Co. Ltd. Class A	152,459	1,379,410
Uni-President China Holdings Ltd.	145,000	166,799
Unisplendour Corp. Ltd. Class A	286,176	1,079,969
Universal Scientific Industrial Shanghai Co. Ltd. Class A	263,900	633,427
Up Fintech Holding Ltd. ADR (b)	118,967	1,021,927
Valiant Co. Ltd. Class A	519,100	796,593
Vanchip Tianjin Technology Co. Ltd. Class A	53,512	247,090
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (b)	70,099	1,022,653
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	751,466
Vipshop Holdings Ltd. ADR (b)	359,443	5,636,066
Visionox Technology, Inc. Class A (b)	200,500	263,253
Visual China Group Co. Ltd. Class A	264,300	785,345
Vnet Group, Inc. ADR (b) (c)	108,390	888,798
Walvax Biotechnology Co. Ltd. Class A	236,600	363,404
Wangneng Environment Co. Ltd. Class A	250,110	637,159
Wanhua Chemical Group Co. Ltd. Class A	263,200	2,434,615
Want Want China Holdings Ltd.	8,151,976	5,134,080
Wasu Media Holding Co. Ltd. Class A	481,100	548,909
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	188,244
Weaver Network Technology Co. Ltd. Class A	23,800	220,020
Weibo Corp. ADR (c)	59,968	567,897
Weichai Power Co. Ltd. Class A	2,733,688	6,174,021
Weichai Power Co. Ltd. Class H	2,230,000	4,694,858
Weimob, Inc. (b) (c) (d)	2,402,000	549,537
Wellhope Foods Co. Ltd. Class A (b)	466,400	494,265
Wencan Group Co. Ltd. Class A	49,500	158,394
Wens Foodstuff Group Co. Ltd. Class A	222,600	510,706
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	190,330
West China Cement Ltd. (c)	4,984,000	896,829
Western Region Gold Co. Ltd. Class A (b)	179,744	416,588
Security Description	Shares	Value
Western Superconducting Technologies Co. Ltd. Class A	31,587	$201,497
Will Semiconductor Co. Ltd. Shanghai Class A	168,604	3,079,746
Willfar Information Technology Co. Ltd. Class A	36,156	187,699
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	159,337
Windey Energy Technology Group Co. Ltd. Class A	78,700	135,934
Wingtech Technology Co. Ltd. Class A	213,172	955,855
Winning Health Technology Group Co. Ltd. Class A	296,600	440,865
Wolong Electric Group Co. Ltd. Class A	255,700	932,230
Wondershare Technology Group Co. Ltd. Class A	22,514	192,639
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	307,638
Wuhan Guide Infrared Co. Ltd. Class A	1,343,011	1,469,458
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	191,118
Wuliangye Yibin Co. Ltd. Class A	503,875	9,108,848
WUS Printed Circuit Kunshan Co. Ltd. Class A	292,150	1,318,835
WuXi AppTec Co. Ltd. Class A	526,899	4,881,823
WuXi AppTec Co. Ltd. Class H (d)	321,700	2,861,283
Wuxi Autowell Technology Co. Ltd. Class A	49,827	274,992
Wuxi Biologics Cayman, Inc. (b) (d)	4,160,000	14,463,196
Wuxi Boton Technology Co. Ltd. Class A	33,900	126,299
Wuxi Chipown Micro-Electronics Ltd. Class A	39,422	270,521
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	194,829
Wuxi ETEK Microelectronics Co. Ltd. Class A	59,417	328,573
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	155,300	449,491
Wuxi NCE Power Co. Ltd. Class A	58,212	273,759
Wuxi Taiji Industry Ltd. Co. Class A	187,400	175,642
Wuxi Xinje Electric Co. Ltd. Class A	20,900	173,162
XD, Inc. (b) (c)	393,200	1,632,374
XGD, Inc. Class A	333,600	922,853
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	202,000	21,290

See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Xiamen Amoytop Biotech Co. Ltd. Class A	28,655	$307,614
Xiamen C & D, Inc. Class A	192,200	274,311
Xiamen Changelight Co. Ltd. Class A (b)	115,900	177,537
Xiamen Faratronic Co. Ltd. Class A	16,312	245,873
Xiamen Jihong Technology Co. Ltd. Class A	70,400	122,373
Xiamen Kingdomway Group Co. Class A	236,900	484,827
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	236,553
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	80,000	135,097
Xi'an Triangle Defense Co. Ltd. Class A	23,800	75,830
Xiangcai Co. Ltd. Class A	66,400	69,270
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	95,360
Xiaomi Corp. Class B (b) (d)	18,984,400	120,050,959
Xilinmen Furniture Co. Ltd. Class A	246,400	581,927
Xingtong Shipping Co. Ltd. Class A	69,040	150,890
Xinhua Winshare Publishing & Media Co. Ltd. Class A	293,280	614,338
Xinhuanet Co. Ltd. Class A	217,700	684,030
Xinjiang Daqo New Energy Co. Ltd. Class A	18,215	48,634
Xinte Energy Co. Ltd. Class H (b) (c)	139,600	88,817
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	216,922
Xinyi Glass Holdings Ltd. (c)	4,966,331	4,895,924
Xinyi Solar Holdings Ltd. (c)	5,428,876	2,093,316
Xinzhi Group Co. Ltd. Class A	70,800	165,651
Xizang Zhufeng Resources Co. Ltd. Class A (b)	53,900	74,776
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	139,547
XPeng, Inc. Class A (b) (c)	1,233,930	12,497,421
Xtep International Holdings Ltd. (c)	1,393,858	908,302
Xuji Electric Co. Ltd. Class A	208,800	698,309
Yadea Group Holdings Ltd. (c) (d)	649,204	1,259,975
Yangling Metron New Material, Inc. Class A	32,500	84,986
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	261,882
Yangzijiang Shipbuilding Holdings Ltd.	1,225,400	2,160,701
Yankuang Energy Group Co. Ltd. Class H (c)	4,207,386	4,364,048
Security Description	Shares	Value
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	740,712	$1,342,597
Yantai Eddie Precision Machinery Co. Ltd. Class A	525,129	1,631,926
Yatsen Holding Ltd. ADR (b) (c)	55,521	267,056
Yeahka Ltd. (b) (c)	136,400	140,076
Yealink Network Technology Corp. Ltd. Class A	28,903	162,418
YGSOFT, Inc. Class A	1,836,877	1,569,937
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (d)	74,000	92,164
Yidu Tech, Inc. (b) (c) (d)	475,600	378,387
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	355,502
Yihai International Holding Ltd. (c)	250,000	434,431
Yinbang Clad Material Co. Ltd. Class A	416,300	673,217
Yincheng International Holding Co. Ltd. (b)	96,000	568
Yingkou Jinchen Machinery Co. Ltd. Class A	33,125	117,804
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	59,347
Yizumi Holdings Co. Ltd. Class A	48,800	152,729
Yonfer Agricultural Technology Co. Ltd. Class A	547,600	954,130
YongXing Special Materials Technology Co. Ltd. Class A	26,650	121,918
Yonyou Network Technology Co. Ltd. Class A (b)	560,470	1,161,684
Yotrio Group Co. Ltd. Class A	1,522,030	758,302
Youngy Co. Ltd. Class A	17,200	71,040
Youzu Interactive Co. Ltd. Class A	278,100	354,806
YTO Express Group Co. Ltd. Class A	778,700	1,361,083
Yuexiu Property Co. Ltd. (c)	3,333,600	2,266,589
Yuexiu Transport Infrastructure Ltd.	1,258	574
Yum China Holdings, Inc. (c)	488,051	25,407,935
YUNDA Holding Group Co. Ltd. Class A	1,075,688	1,020,037
Yuneng Technology Co. Ltd. Class A	16,779	111,746
Yunnan Aluminium Co. Ltd. Class A	583,700	1,392,994
Yunnan Baiyao Group Co. Ltd. Class A	37,100	290,023
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	63,038
Yunnan Energy New Material Co. Ltd. Class A	36,683	155,448

See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	546,900	$1,490,334
Yunnan Tin Co. Ltd. Class A	54,400	114,177
Yunnan Yuntianhua Co. Ltd. Class A	53,700	168,951
Yusys Technologies Co. Ltd. Class A	28,320	95,103
Yutong Heavy Industries Co. Ltd. Class A	151,700	250,958
Zai Lab Ltd. (b) (c)	908,690	3,328,620
Zangge Mining Co. Ltd. Class A	63,200	311,742
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	428,667
Zhaojin Mining Industry Co. Ltd. Class H (c)	972,000	1,933,931
Zhefu Holding Group Co. Ltd. Class A	2,136,600	985,096
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	599,000	30,503
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	445,026	595,336
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	113,413
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	4,900	4,336
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	392,087
Zhejiang Chengchang Technology Co. Ltd. Class A	27,170	106,946
Zhejiang China Commodities City Group Co. Ltd. Class A	158,100	331,392
Zhejiang Chint Electrics Co. Ltd. Class A	199,700	647,261
Zhejiang Communications Technology Co. Ltd. Class A	694,940	372,055
Zhejiang Crystal-Optech Co. Ltd. Class A	516,100	1,626,597
Zhejiang Dahua Technology Co. Ltd. Class A	528,607	1,238,235
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	145,944
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	879,124
Zhejiang Expressway Co. Ltd. Class H	4,983,940	4,061,306
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	29,540	112,494
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	262,450	385,770
Zhejiang HangKe Technology, Inc. Co. Class A	111,917	278,641
Security Description	Shares	Value
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	261,400	$180,601
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	67,631
Zhejiang Huayou Cobalt Co. Ltd. Class A	181,500	851,058
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	226,200	250,922
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	173,601
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	254,700	1,121,032
Zhejiang Jingu Co. Ltd. Class A	520,100	893,330
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	263,620	515,927
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	1,563,600	1,265,358
Zhejiang Juhua Co. Ltd. Class A	507,500	1,725,915
Zhejiang Lante Optics Co. Ltd. Class A	91,630	355,377
Zhejiang Leapmotor Technology Co. Ltd. (b) (d)	57,700	372,662
Zhejiang Meida Industrial Co. Ltd. Class A	230,700	243,848
Zhejiang Narada Power Source Co. Ltd. Class A	185,500	434,269
Zhejiang NHU Co. Ltd. Class A	569,088	1,752,872
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	714,021	628,929
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	190,500	198,211
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	294,042	1,166,715
Zhejiang Semir Garment Co. Ltd. Class A	196,700	178,132
Zhejiang Shibao Co. Ltd. Class A	152,600	255,597
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	162,100	763,661
Zhejiang Sunoren Solar Technology Co. Ltd.	212,000	257,345
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	344,900	434,335
Zhejiang Supor Co. Ltd. Class A	24,277	195,061
Zhejiang Tiantie Science & Technology Co. Ltd. Class A (b)	191,100	118,617
Zhejiang Weiming Environment Protection Co. Ltd. Class A	550,941	1,615,843

See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Weixing New Building Materials Co. Ltd. Class A	232,900	$383,684
Zhejiang XCC Group Co. Ltd. Class A	74,800	398,609
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	263,600	362,428
Zhejiang Yasha Decoration Co. Ltd. Class A	1,612,025	825,326
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	351,369
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	129,011
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	120,281
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	280,260	395,748
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	209,720
Zhengzhou GL Tech Co. Ltd. Class A	74,400	148,782
Zheshang Securities Co. Ltd. Class A	694,600	1,086,941
Zhihu, Inc. ADR (b) (c)	68,652	293,144
ZhongAn Online P&C Insurance Co. Ltd. Class H (b) (d)	504,700	792,699
Zhongji Innolight Co. Ltd. Class A	77,980	1,058,637
Zhongsheng Group Holdings Ltd.	193,000	339,349
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,070,225	4,429,295
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	40,708
Zhuzhou Smelter Group Co. Ltd. Class A (b)	652,300	856,459
Zijin Mining Group Co. Ltd. Class A	1,036,600	2,585,116
Zijin Mining Group Co. Ltd. Class H	9,388,431	21,334,326
ZJAMP Group Co. Ltd. Class A	65,400	77,858
Zkteco Co. Ltd. Class A	35,200	136,035
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,005,400	3,110,504
ZTE Corp. Class H (c)	1,915,945	5,873,204
ZTO Express Cayman, Inc. ADR (c)	555,499	11,021,100
ZWSOFT Co. Ltd. Guangzhou Class A	10,428	127,417
		3,414,627,850
COLOMBIA — 0.2%
Almacenes Exito SA	5,488	2,448
Bancolombia SA	392,064	4,395,263
Bancolombia SA ADR	136,961	5,505,832
Security Description	Shares	Value
Cementos Argos SA	326,921	$798,496
Corp. Financiera Colombiana SA (b)	157,530	613,967
Ecopetrol SA	4,017,097	1,988,202
Grupo Argos SA	1,031	5,095
Grupo de Inversiones Suramericana SA Preference Shares	156,440	1,429,146
Interconexion Electrica SA ESP	601,423	2,739,955
Procaps Group SA (b)	150	221
		17,478,625
CZECH REPUBLIC — 0.2%
CEZ AS	313,462	15,487,367
Komercni Banka AS	204,035	9,851,544
		25,338,911
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,553,800	5,794,163
EFG Holding SAE (b)	3,346,595	1,819,880
		7,614,043
GREECE — 0.6%
Alpha Services & Holdings SA	1,231,670	2,926,991
Danaos Corp. (c)	7,373	575,315
Diana Shipping, Inc.	2,784	4,343
Eurobank Ergasias Services & Holdings SA Class A	5,028,928	13,401,363
FF Group (b) (e)	5,627	—
Fourlis Holdings SA	176	772
GEK Terna SA	65,728	1,363,189
Hellenic Exchanges - Athens Stock Exchange SA	350,234	2,058,077
Hellenic Telecommunications Organization SA	289,324	4,687,919
Jumbo SA	118,922	3,252,597
LAMDA Development SA (b)	31,344	227,863
Metlen Energy & Metals SA	117,433	5,150,159
MIG Holdings SA (b)	1,004	2,999
National Bank of Greece SA	506,731	5,172,657
OceanPal, Inc. (b)	54	47
OPAP SA	447,294	8,856,455
Piraeus Financial Holdings SA	872,291	4,756,474
Public Power Corp. SA	243,057	3,625,820
Sarantis SA	37,972	526,663
Star Bulk Carriers Corp. (c)	87,604	1,363,118
Tsakos Energy Navigation Ltd.	38,601	658,533
		58,611,354
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (b) (c)	24,992,400	1,702,501
C Fiber Optic (b) (e)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (b) (e)	856,000	—

See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
China Huishan Dairy Holdings Co. Ltd. (b) (e)	310,600	$—
China Huiyuan Juice Group Ltd. (b) (e)	188,500	—
Chong Sing Holdings FinTech Group Ltd. (b) (e)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (b)	4,850,000	274,283
Digital China Holdings Ltd. (c)	2,516,000	892,531
Fortior Technology Shenzhen Co. Ltd. Class A	31,175	1,003,526
Guotai Junan International Holdings Ltd. (c)	2,109,000	287,333
Gushengtang Holdings Ltd. (c)	57,000	236,636
Huabao International Holdings Ltd. (c)	1,985,651	627,829
Imperial Pacific Ltd. (b) (e)	1,043,500	—
Kingboard Laminates Holdings Ltd. (c)	1,290,500	1,486,174
MH Development NPV (b) (e)	10,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	72,000	—
Nine Dragons Paper Holdings Ltd. (b) (c)	3,396,735	1,436,353
Orient Overseas International Ltd.	72,000	1,067,003
Ozner Water International Holding Ltd. (b) (e)	738,000	—
Productive Technologies Co. Ltd. (b)	1,618,000	43,880
Sino Biopharmaceutical Ltd.	16,143,000	7,780,709
Skyworth Group Ltd.	867,005	315,364
SSY Group Ltd.	199,740	82,666
Tech-Pro, Inc. (b) (c) (e)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	692,210
United Energy Group Ltd.	10,030,000	541,444
United Laboratories International Holdings Ltd.	168,000	315,690
Untrade Real Nutri (b) (e)	199,000	—
Untrade.Chi Ocean Ind (b) (e)	57,625	231
Untrade.China Dili (b) (c) (e)	2,637,100	111,852
WH Group Ltd. (d)	10,017,721	9,193,287
		28,091,502
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	907,895	7,129,325
OTP Bank Nyrt	296,678	19,877,902
Richter Gedeon Nyrt	195,514	5,376,138
		32,383,365
INDIA — 21.5%
360 ONE WAM Ltd.	50,784	560,081
Aarti Drugs Ltd.	13,966	55,604
Aarti Industries Ltd.	192,570	880,362
Aarti Pharmalabs Ltd.	36,182	317,171
ABB India Ltd.	34,879	2,263,274
Security Description	Shares	Value
Action Construction Equipment Ltd.	28,321	$416,535
Adani Energy Solutions Ltd. (b)	361,060	3,683,574
Adani Enterprises Ltd.	381,166	10,327,348
Adani Green Energy Ltd. (b)	499,828	5,547,537
Adani Ports & Special Economic Zone Ltd.	1,043,796	14,446,266
Adani Power Ltd. (b)	1,325,898	7,900,551
Adani Total Gas Ltd.	340,720	2,402,151
Adani Wilmar Ltd. (b)	169,823	513,249
Aditya Birla Capital Ltd. GDR (b)	278	600
Aditya Birla Fashion & Retail Ltd. (b)	413,890	1,240,956
Aegis Logistics Ltd.	70,805	667,231
Affle India Ltd. (b)	30,615	576,159
AGI Greenpac Ltd.	33,642	293,429
AIA Engineering Ltd.	34,031	1,334,484
Ajanta Pharma Ltd.	13,178	404,410
Alembic Pharmaceuticals Ltd.	30,512	331,902
Alkem Laboratories Ltd.	9,983	570,172
Alok Industries Ltd. (b)	3,678,154	647,649
Ambuja Cements Ltd.	608,067	3,829,920
Anant Raj Ltd.	1,452,045	8,351,520
Andhra Sugars Ltd.	96,888	75,654
Angel One Ltd.	56,353	1,525,119
Anup Engineering Ltd.	12,802	520,558
Apar Industries Ltd.	20,818	1,349,331
Apcotex Industries Ltd.	52,312	204,266
APL Apollo Tubes Ltd.	224,959	4,014,376
Apollo Hospitals Enterprise Ltd.	194,806	15,079,417
Aptus Value Housing Finance India Ltd.	133,220	459,406
Asahi India Glass Ltd.	78,423	552,395
Ashapura Minechem Ltd. (b)	296,897	1,247,716
Ashok Leyland Ltd.	1,507,709	3,602,379
Asian Paints Ltd.	535,500	14,664,577
Astral Ltd.	83,428	1,263,292
AstraZeneca Pharma India Ltd.	73,390	7,390,862
Atul Ltd.	15,245	1,094,533
AU Small Finance Bank Ltd. (d)	374,481	2,342,245
AurionPro Solutions Ltd.	21,476	403,062
Aurobindo Pharma Ltd. (b)	634,749	8,618,283
Avalon Technologies Ltd. (b) (d)	22,451	198,985
Avanti Feeds Ltd.	43,962	469,928
Avenue Supermarts Ltd. (b) (d)	197,106	9,416,166
Axis Bank Ltd.	3,107,936	40,070,730
Bajaj Auto Ltd.	105,536	9,728,302
Bajaj Finance Ltd.	372,675	39,004,375
Bajaj Finserv Ltd.	575,932	13,525,954

See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bajaj Hindusthan Sugar Ltd. (b)	2,529,312	$576,158
Bajaj Holdings & Investment Ltd.	31,759	4,634,609
Balkrishna Industries Ltd.	92,778	2,773,164
Balrampur Chini Mills Ltd.	834,663	5,346,491
Bandhan Bank Ltd. (d)	1,460,167	2,498,970
Barbeque Nation Hospitality Ltd. (b)	8,050	25,528
BASF India Ltd.	15,291	791,398
Bata India Ltd.	10,238	146,121
Bayer CropScience Ltd.	15,264	876,775
Berger Paints India Ltd.	258,195	1,511,002
Bharat Dynamics Ltd.	66,422	995,796
Bharat Electronics Ltd.	4,232,540	14,921,161
Bharat Forge Ltd.	251,712	3,443,085
Bharat Heavy Electricals Ltd.	3,044,697	7,709,658
Bharat Petroleum Corp. Ltd.	1,783,357	5,810,190
Bharti Airtel Ltd.	3,640,344	73,826,930
Biocon Ltd.	838,523	3,352,228
Birlasoft Ltd.	385,381	1,748,074
Bombay Dyeing & Manufacturing Co. Ltd.	190,010	288,375
Borosil Renewables Ltd. (b)	43,840	245,403
Bosch Ltd.	2,856	947,577
Britannia Industries Ltd.	257,943	14,898,813
Camlin Fine Sciences Ltd. (b)	104,796	205,675
Can Fin Homes Ltd.	178,726	1,399,843
Caplin Point Laboratories Ltd.	139,074	3,253,914
Carborundum Universal Ltd.	12,156	144,234
Care Ratings Ltd.	35,516	459,571
Cartrade Tech Ltd. (b)	34,557	665,062
Carysil Ltd.	36,857	268,970
Castrol India Ltd.	444,308	1,055,038
Ceat Ltd.	17,241	580,835
Central Bank of India Ltd. (b)	587,275	293,869
CG Power & Industrial Solutions Ltd.	887,473	6,629,635
Chalet Hotels Ltd. (b)	118,750	1,138,491
Chambal Fertilisers & Chemicals Ltd.	107,464	786,437
Chennai Petroleum Corp. Ltd.	77,077	554,682
Cholamandalam Investment & Finance Co. Ltd.	495,684	8,814,705
CIE Automotive India Ltd.	18,387	85,651
Cipla Ltd.	919,142	15,508,925
City Union Bank Ltd.	129,284	237,747
Coal India Ltd.	1,957,290	9,118,639
Coforge Ltd.	53,286	5,055,507
Colgate-Palmolive India Ltd.	97,927	2,738,026
Computer Age Management Services Ltd.	2,390	104,113
Container Corp. of India Ltd.	150,051	1,214,136
CORE Education & Technologies Ltd. (b) (e)	9,253	—
Coromandel International Ltd.	99,230	2,301,135
Craftsman Automation Ltd.	2,068	118,006
Security Description	Shares	Value
CreditAccess Grameen Ltd.	65,349	$727,825
CRISIL Ltd.	20,611	1,007,708
Crompton Greaves Consumer Electricals Ltd.	435,587	1,803,808
Cummins India Ltd.	48,054	1,715,799
Cyient Ltd.	40,505	599,430
Dabur India Ltd.	761,189	4,510,717
Dalmia Bharat Ltd.	27,212	579,929
Data Patterns India Ltd.	29,916	591,495
DCB Bank Ltd.	2,390,505	3,132,709
DCM Shriram Ltd.	43,822	553,283
Deepak Fertilisers & Petrochemicals Corp. Ltd.	61,455	802,551
Deepak Nitrite Ltd.	172,688	4,007,651
Delhivery Ltd. (b)	203,132	606,265
Delta Corp. Ltd.	283,779	276,300
Dhani Services Ltd. (b)	386,955	257,329
Dilip Buildcon Ltd. (d)	20,566	114,509
Dish TV India Ltd. (b)	2,805,273	184,781
Dishman Carbogen Amcis Ltd. (b)	182,165	464,169
Divi's Laboratories Ltd.	158,090	10,682,277
Dixon Technologies India Ltd.	49,724	7,667,232
DLF Ltd.	502,061	3,997,221
Dr. Lal PathLabs Ltd. (d)	36,928	1,070,954
Dr. Reddy's Laboratories Ltd. ADR (c)	1,148,195	15,144,692
Dwarikesh Sugar Industries Ltd. (b)	158,349	68,195
Dynamatic Technologies Ltd.	3,217	233,833
Easy Trip Planners Ltd. (b)	2,115,240	289,795
Edelweiss Financial Services Ltd.	707,377	744,764
Eicher Motors Ltd.	153,462	9,601,553
EID Parry India Ltd. (b)	71,899	660,842
Elecon Engineering Co. Ltd.	139,282	731,914
Elgi Equipments Ltd.	256,434	1,445,193
Emami Ltd.	82,068	556,802
Embassy Developments Ltd. (b)	646,893	876,879
Embassy Office Parks REIT	264,120	1,129,407
eMudhra Ltd.	29,220	291,388
Endurance Technologies Ltd. (d)	17,524	403,551
Epigral Ltd.	13,740	306,091
EPL Ltd.	137,592	324,709
Equitas Small Finance Bank Ltd. (d)	200,296	128,840
Era Infra Engineering Ltd. (b) (e)	2,941	—
Escorts Kubota Ltd.	71,674	2,725,369
Eureka Forbes Ltd. (b)	40,122	254,540
Exide Industries Ltd.	148,155	624,791
Fairchem Organics Ltd.	10,113	103,393
FDC Ltd.	312,407	1,439,910
Federal Bank Ltd.	715,591	1,613,570

See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Fertilisers & Chemicals Travancore Ltd.	45,585	$341,118
FIEM Industries Ltd.	11,632	191,581
Fine Organic Industries Ltd.	12,922	605,791
Finolex Cables Ltd.	25,241	269,723
Finolex Industries Ltd.	167,923	353,498
Firstsource Solutions Ltd.	49,289	196,210
Force Motors Ltd.	2,541	268,920
Fortis Healthcare Ltd.	902,880	7,376,949
FSN E-Commerce Ventures Ltd. (b)	612,022	1,282,294
Gabriel India Ltd.	71,787	486,797
GAIL India Ltd.	5,733,579	12,278,502
Gammon India Ltd. (b) (e)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	62,420	1,231,056
Gateway Distriparks Ltd.	2,182,499	1,528,752
GE Vernova T&D India Ltd.	53,310	972,207
Genus Power Infrastructures Ltd.	62,097	190,129
Gitanjali Gems Ltd. (b) (e)	3,573	—
Gland Pharma Ltd. (d)	19,342	360,352
Glenmark Pharmaceuticals Ltd.	148,059	2,669,471
GMM Pfaudler Ltd.	11,591	137,496
Godawari Power & Ispat Ltd.	317,433	668,941
Godrej Consumer Products Ltd.	336,435	4,563,015
Godrej Industries Ltd. (b)	916,412	12,160,036
Godrej Properties Ltd. (b)	56,038	1,396,221
Gokaldas Exports Ltd. (b)	82,268	776,119
Granules India Ltd.	689,294	3,922,175
Graphite India Ltd.	147,697	825,901
Grasim Industries Ltd.	410,190	12,531,137
Gravita India Ltd.	13,704	293,721
Great Eastern Shipping Co. Ltd.	14,078	153,450
Grindwell Norton Ltd.	20,287	402,714
Gujarat Ambuja Exports Ltd.	84,482	100,937
Gujarat Fluorochemicals Ltd.	36,042	1,696,353
Gujarat Gas Ltd.	240,182	1,158,724
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	50,046	290,682
Gujarat NRE Coke Ltd. (b) (e)	25,505	—
Gujarat State Petronet Ltd.	174,200	593,693
Happiest Minds Technologies Ltd.	27,641	192,967
Havells India Ltd.	336,901	6,026,359
HBL Engineering Ltd.	70,675	390,698
HCL Technologies Ltd.	1,735,643	32,338,021
HDFC Asset Management Co. Ltd. (d)	18,353	861,881
HDFC Bank Ltd.	6,605,115	141,279,022
HDFC Life Insurance Co. Ltd. (d)	1,060,165	8,505,135
HEG Ltd.	200,861	1,134,701
Security Description	Shares	Value
Hemisphere Properties India Ltd. (b)	228,193	$330,306
Hero MotoCorp Ltd.	294,058	12,808,368
HFCL Ltd.	968,076	895,900
Himadri Speciality Chemical Ltd.	560,753	2,784,001
Hindalco Industries Ltd.	1,761,053	14,061,021
Hindustan Aeronautics Ltd.	101,604	4,965,874
Hindustan Construction Co. Ltd. (b)	6,762,700	2,045,287
Hindustan Oil Exploration Co. Ltd. (b)	163,320	326,860
Hindustan Petroleum Corp. Ltd.	816,829	3,443,731
Hindustan Unilever Ltd.	1,275,899	33,719,202
Hindustan Zinc Ltd.	43,798	236,688
Hindware Home Innovation Ltd.	53,579	131,320
Hitachi Energy India Ltd.	13,413	1,985,708
Hle Glascoat Ltd.	8,490	24,871
Honeywell Automation India Ltd.	2,144	844,943
ICICI Bank Ltd. (b)	76,359	1,204,582
ICICI Bank Ltd. ADR	3,318,499	104,599,088
ICICI Lombard General Insurance Co. Ltd. (d)	268,731	5,636,835
ICICI Prudential Life Insurance Co. Ltd. (d)	291,743	1,926,294
IDFC First Bank Ltd. (b)	2,477,642	1,593,158
IFB Industries Ltd. (b)	15,776	245,419
IFCI Ltd. (b)	1,917,260	966,116
IIFL Capital Services Ltd.	72,566	184,793
IIFL Finance Ltd. (b)	138,625	531,405
India Cements Ltd. (b)	64,891	210,299
Indiabulls Enterprises Ltd. (b)	29,442	5,188
IndiaMart InterMesh Ltd. (d)	14,718	356,221
Indian Energy Exchange Ltd. (d)	527,368	1,084,506
Indian Hotels Co. Ltd.	1,753,803	16,159,672
Indian Oil Corp. Ltd.	3,538,597	5,286,833
Indian Overseas Bank (b)	573,051	261,275
Indian Railway Catering & Tourism Corp. Ltd.	132,475	1,127,562
Indian Railway Finance Corp. Ltd. (d)	1,461,995	2,128,186
Indo Count Industries Ltd.	65,917	195,848
Indraprastha Gas Ltd.	772,445	1,835,667
Indus Towers Ltd. (b)	1,125,183	4,400,815
IndusInd Bank Ltd.	496,905	3,777,984
Infibeam Avenues Ltd.	3,709,218	718,214
Info Edge India Ltd.	99,516	8,361,335
Infosys Ltd. ADR (c)	4,272,858	77,979,658
Inox Wind Ltd. (b)	1,092,154	2,083,299
Intellect Design Arena Ltd.	192,564	1,560,608
InterGlobe Aviation Ltd. (b) (d)	81,093	4,853,246
IOL Chemicals & Pharmaceuticals Ltd.	74,225	53,103

See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ION Exchange India Ltd.	70,736	$386,608
Ipca Laboratories Ltd.	145,533	2,557,267
IRB Infrastructure Developers Ltd.	729,048	385,198
ITC Hotels Ltd. (b)	299,356	691,752
ITC Ltd.	3,106,529	14,892,512
IVRCL Ltd. (b) (e)	5,304,684	—
Jain Irrigation Systems Ltd. (b)	874,479	587,266
Jaiprakash Power Ventures Ltd. (b)	14,697,961	2,450,448
Jammu & Kashmir Bank Ltd.	117,776	127,184
JB Chemicals & Pharmaceuticals Ltd.	46,069	874,892
JBM Auto Ltd.	60,868	421,442
Jet Airways India Ltd. (b)	8,634	3,451
Jindal Saw Ltd.	511,283	1,615,636
Jindal Stainless Ltd.	324,604	2,208,777
Jindal Steel & Power Ltd.	393,708	4,202,285
Jio Financial Services Ltd. (b)	3,407,797	9,070,846
JK Cement Ltd.	13,212	762,469
JK Paper Ltd.	50,614	184,963
JK Tyre & Industries Ltd.	126,202	409,661
JM Financial Ltd.	205,675	231,224
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	4,652	96,284
JSW Energy Ltd.	630,865	3,970,193
JSW Steel Ltd.	1,063,340	13,226,980
JTEKT India Ltd.	67,432	98,396
JTL Industries Ltd.	317,334	282,091
Jubilant Foodworks Ltd.	634,723	4,933,496
Jubilant Ingrevia Ltd.	96,963	737,269
Jubilant Pharmova Ltd.	105,030	1,100,897
Jupiter Wagons Ltd.	169,884	733,916
Just Dial Ltd. (b)	55,965	534,032
Kalyan Jewellers India Ltd.	189,613	1,036,552
Kansai Nerolac Paints Ltd.	19,141	52,156
Kaynes Technology India Ltd. (b)	33,203	1,844,175
KEI Industries Ltd.	195,212	6,607,026
Kirloskar Brothers Ltd.	30,411	609,376
Kirloskar Ferrous Industries Ltd.	41,581	228,720
Kirloskar Industries Ltd.	2,617	95,557
Kirloskar Oil Engines Ltd.	40,734	343,014
Kotak Mahindra Bank Ltd.	1,467,074	37,267,087
KPI Green Energy Ltd. (d)	177,820	849,858
KPIT Technologies Ltd.	319,917	4,893,685
L&T Finance Ltd.	127,528	228,610
L&T Technology Services Ltd. (d)	31,923	1,681,333
Lanco Infratech Ltd. (b) (e)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,277,238	51,344,968
Laurus Labs Ltd. (d)	292,538	2,099,422
Laxmi Organic Industries Ltd.	25,046	51,353
Lemon Tree Hotels Ltd. (b) (d)	552,766	830,451
LIC Housing Finance Ltd.	613,801	4,049,158
Linde India Ltd.	50,851	3,722,777
Security Description	Shares	Value
Lloyds Engineering Works Ltd.	810,567	$546,432
Lloyds Metals & Energy Ltd.	145,443	2,190,430
LTIMindtree Ltd. (d)	102,984	5,411,532
Lumax Auto Technologies Ltd.	82,590	521,741
Lupin Ltd.	332,141	7,880,492
LUX Industries Ltd.	88,333	1,421,379
Macrotech Developers Ltd. (d)	146,255	2,046,175
Magellanic Cloud Ltd.	115,077	83,273
Mahanagar Gas Ltd.	10,269	166,634
Mahindra & Mahindra Financial Services Ltd.	948,262	3,139,702
Mahindra & Mahindra Ltd. GDR	1,640,577	50,857,887
Maithan Alloys Ltd.	18,841	193,750
MakeMyTrip Ltd. (b) (c)	65,855	6,453,131
Manappuram Finance Ltd.	597,905	1,628,154
Mangalore Refinery & Petrochemicals Ltd.	311,469	489,911
Manpasand Beverages Ltd. (b) (e)	64,129	—
Marico Ltd.	404,110	3,080,971
Marksans Pharma Ltd.	2,570,626	6,690,891
Maruti Suzuki India Ltd.	204,009	27,501,504
Max Financial Services Ltd. (b)	235,267	3,159,097
Max Healthcare Institute Ltd.	678,115	8,702,896
Mazagon Dock Shipbuilders Ltd.	114,190	3,532,078
Metropolis Healthcare Ltd. (b) (d)	23,955	438,490
Minda Corp. Ltd.	95,325	601,466
Morepen Laboratories Ltd. (b)	803,207	449,565
Motherson Sumi Wiring India Ltd.	1,880,943	1,146,754
Mphasis Ltd.	47,500	1,389,447
MRF Ltd.	5,230	6,894,669
Multi Commodity Exchange of India Ltd.	77,299	4,803,802
Muthoot Finance Ltd.	121,895	3,398,328
Natco Pharma Ltd.	6,401	59,818
National Aluminium Co. Ltd.	1,364,559	2,802,317
Navin Fluorine International Ltd.	63,056	3,106,489
Nazara Technologies Ltd. (b)	48,704	540,133
NCC Ltd.	558,031	1,367,648
Nestle India Ltd.	414,621	10,918,228
Network18 Media & Investments Ltd. (b)	692,922	351,923
Neuland Laboratories Ltd.	5,412	764,354
NHPC Ltd.	673,531	647,743
NIIT Learning Systems Ltd.	155,966	756,633
NIIT Ltd.	153,956	221,084
Nippon Life India Asset Management Ltd. (d)	180,669	1,222,920
NMDC Ltd.	2,061,820	1,661,807
NMDC Steel Ltd. (b)	545,967	213,091
NTPC Ltd.	4,863,367	20,347,364

See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nuvama Wealth Management Ltd.	6,835	$485,857
Oberoi Realty Ltd.	68,060	1,303,828
Oil & Natural Gas Corp. Ltd.	6,883,367	19,841,750
Oil India Ltd.	550,288	2,489,969
Olectra Greentech Ltd.	34,970	477,668
One 97 Communications Ltd. (b)	364,595	3,341,916
Onesource Specialty Pharma Ltd. (b)	125,736	2,577,682
Opto Circuits India Ltd. (b)	3,157,839	66,502
Orient Electric Ltd.	174,225	424,125
Orissa Minerals Development Co. Ltd. (b)	15,216	888,651
Page Industries Ltd.	7,840	3,916,102
Paisalo Digital Ltd.	768,979	306,251
Patanjali Foods Ltd.	92,112	1,948,876
Patel Engineering Ltd. (b)	189,023	86,426
PB Fintech Ltd. (b)	257,303	4,785,720
PCBL Chemical Ltd.	330,097	1,634,989
Persistent Systems Ltd.	77,266	4,984,356
Petronet LNG Ltd.	1,009,229	3,466,725
Pfizer Ltd.	31,287	1,465,837
PG Electroplast Ltd.	110,800	1,188,210
Phoenix Mills Ltd.	117,463	2,258,351
PI Industries Ltd.	64,136	2,572,418
Pidilite Industries Ltd.	205,279	6,843,154
Piramal Enterprises Ltd.	100,206	1,158,133
Piramal Pharma Ltd.	643,320	1,691,610
PNB Housing Finance Ltd. (b) (d)	88,217	909,805
Poly Medicure Ltd.	7,354	193,180
Polycab India Ltd.	9,979	601,028
Poonawalla Fincorp Ltd. (b)	191,825	786,511
Power Finance Corp. Ltd.	503,732	2,441,382
Power Grid Corp. of India Ltd.	5,041,993	17,127,645
Praj Industries Ltd.	102,375	664,574
Prakash Industries Ltd.	466,881	869,060
Prestige Estates Projects Ltd.	143,682	1,991,014
Pricol Ltd. (b)	156,734	827,840
Prism Johnson Ltd. (b)	428,296	678,579
Procter & Gamble Health Ltd.	10,669	642,406
PTC India Ltd.	1,575,017	3,014,871
Punj Lloyd Ltd. (b) (e)	739,833	—
Quess Corp. Ltd. (d)	138,792	1,057,432
Radico Khaitan Ltd.	210,836	5,991,519
Rail Vikas Nigam Ltd.	595,821	2,452,714
Rain Industries Ltd.	313,628	494,628
Rajesh Exports Ltd. (b)	258,942	562,161
Rajratan Global Wire Ltd.	17,736	60,820
Rallis India Ltd.	172,298	431,952
Ramkrishna Forgings Ltd.	95,736	866,158
Rategain Travel Technologies Ltd. (b)	85,414	444,695
RattanIndia Enterprises Ltd. (b)	1,188,380	570,745
RattanIndia Power Ltd. (b)	10,059,960	1,152,265
Security Description	Shares	Value
Raymond Ltd.	93,704	$1,538,062
RBL Bank Ltd. (d)	439,646	892,589
REC Ltd.	613,431	3,080,343
Redington Ltd.	476,468	1,354,329
Redtape Ltd.	304,128	519,354
Refex Industries Ltd. (b)	249,534	1,105,602
REI Agro Ltd. (b) (e)	1,873,023	—
Relaxo Footwears Ltd.	76,921	366,235
Reliance Industries Ltd. GDR (d)	2,094,968	122,974,622
Reliance Infrastructure Ltd. (b)	595,897	1,803,186
Reliance Power Ltd. (b)	4,854,252	2,440,969
Religare Enterprises Ltd. (b)	175,505	482,517
ReNew Energy Global PLC Class A (b) (c)	90,758	534,565
Repco Home Finance Ltd.	74,645	292,650
Responsive Industries Ltd.	54,510	120,547
RITES Ltd.	165,546	432,631
Route Mobile Ltd.	702	7,656
Safari Industries India Ltd.	12,769	295,275
Saksoft Ltd.	32,898	56,622
Sammaan Capital Ltd.	597,288	748,423
Samvardhana Motherson International Ltd.	2,586,256	3,962,632
Sandur Manganese & Iron Ores Ltd.	66,156	340,600
Sanghvi Movers Ltd.	89,060	254,356
SBI Cards & Payment Services Ltd.	304,574	3,139,725
SBI Life Insurance Co. Ltd. (d)	411,597	7,453,747
Schaeffler India Ltd.	28,042	1,107,737
Schneider Electric Infrastructure Ltd. (b)	387,453	3,029,679
Sequent Scientific Ltd. (b)	1,233,957	1,888,634
Sharda Cropchem Ltd.	33,087	221,251
Share India Securities Ltd.	35,158	67,945
Shilpa Medicare Ltd. (b)	173,618	1,347,547
Shivalik Bimetal Controls Ltd.	24,576	132,854
Shree Cement Ltd.	7,585	2,706,893
Shree Renuka Sugars Ltd. (b)	1,503,056	485,001
Shriram Finance Ltd.	1,329,751	10,205,817
Siemens Ltd.	204,992	12,652,076
Sintex Plastics Technology Ltd. (b)	102,157	1,267
SJS Enterprises Ltd.	52,030	549,900
Sobha Ltd.	12,833	183,886
Solar Industries India Ltd.	8,250	1,085,296
Solara Active Pharma Sciences Ltd. (b)	131,410	789,021
Sona Blw Precision Forgings Ltd. (d)	289,794	1,563,696
SRF Ltd.	129,544	4,454,640
Star Health & Allied Insurance Co. Ltd. (b)	29,280	122,176
State Bank of India GDR	279,663	24,834,074
Steel Authority of India Ltd.	1,566,981	2,111,613
Steel Strips Wheels Ltd.	142,566	297,583

See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sterling & Wilson Renewable (b)	33,163	$97,135
Sterlite Technologies Ltd. (b)	251,444	238,051
Strides Pharma Science Ltd.	260,976	2,043,290
Subex Ltd. (b)	328,346	46,867
Sudarshan Chemical Industries Ltd.	79,381	919,630
Sumitomo Chemical India Ltd.	43,080	281,925
Sun Pharma Advanced Research Co. Ltd. (b)	326,784	565,499
Sun Pharmaceutical Industries Ltd.	1,698,041	34,462,450
Sun TV Network Ltd.	195,436	1,486,134
Sundaram Finance Ltd.	37,925	2,029,729
Sundram Fasteners Ltd.	96,708	1,033,185
Sunflag Iron & Steel Co. Ltd. (b)	70,289	193,057
Supreme Industries Ltd.	47,776	1,915,148
Suryoday Small Finance Bank Ltd. (b)	103,933	121,975
Suven Pharmaceuticals Ltd. (b)	589,928	7,944,159
Suzlon Energy Ltd. (b)	12,013,110	7,963,530
Swan Energy Ltd.	392,434	1,975,198
Symphony Ltd.	26,654	349,638
Syngene International Ltd. (d)	105,294	894,609
Syrma SGS Technology Ltd.	33,231	178,805
Tanla Platforms Ltd.	73,774	403,298
Tarsons Products Ltd.	37,931	133,955
Tata Communications Ltd.	261,521	4,828,833
Tata Consultancy Services Ltd.	1,341,833	56,612,958
Tata Consumer Products Ltd.	620,644	7,275,126
Tata Elxsi Ltd.	77,390	4,721,494
Tata Motors Ltd.	2,025,459	15,982,577
Tata Power Co. Ltd.	3,758,758	16,508,675
Tata Steel Ltd.	9,300,487	16,783,259
Tata Teleservices Maharashtra Ltd. (b)	933,150	614,549
TeamLease Services Ltd. (b)	26,487	560,977
Tech Mahindra Ltd.	790,733	13,120,677
Technocraft Industries India Ltd. (b)	12,078	371,055
Tejas Networks Ltd. (b) (d)	304,146	2,705,991
Texmaco Rail & Engineering Ltd.	146,690	231,175
Thermax Ltd.	23,048	985,343
Thirumalai Chemicals Ltd.	51,117	144,986
Thyrocare Technologies Ltd. (d)	128,739	1,023,691
Timken India Ltd.	36,858	1,186,153
Titagarh Rail System Ltd.	85,213	793,833
Titan Co. Ltd.	496,889	17,808,592
Torrent Pharmaceuticals Ltd.	80,536	3,041,518
Torrent Power Ltd.	63,974	1,112,870
Trent Ltd.	206,750	12,881,041
Trident Ltd.	2,350,266	667,360
Security Description	Shares	Value
Triveni Turbine Ltd.	22,733	$149,900
Tube Investments of India Ltd.	115,012	3,726,444
TVS Motor Co. Ltd.	187,709	5,314,313
Ujjivan Small Finance Bank Ltd. (d)	1,442,210	580,613
UltraTech Cement Ltd.	155,581	20,950,216
Union Bank of India Ltd.	105,210	155,318
United Breweries Ltd.	130,632	3,055,556
United Spirits Ltd.	607,734	9,963,645
UNO Minda Ltd.	279,461	2,862,536
UPL Ltd. (f)	656,833	4,889,409
UPL Ltd. (b) (f)	79,116	400,752
Usha Martin Ltd.	382,397	1,509,276
UTI Asset Management Co. Ltd.	52,142	643,749
VA Tech Wabag Ltd. (b)	157,894	2,687,186
Vaibhav Global Ltd.	163,351	418,523
Vakrangee Ltd.	665,023	73,215
Valor Estate Ltd. (b)	90,460	159,420
Vardhman Textiles Ltd.	78,021	360,701
Varun Beverages Ltd.	879,903	5,555,467
Vedanta Ltd.	1,308,922	7,096,487
Veedol Corporation Ltd.	17,983	287,242
Venky's India Ltd.	21,953	415,392
Venus Pipes & Tubes Ltd. (d)	14,795	208,971
Vesuvius India Ltd.	5,333	284,175
Videocon Industries Ltd. (b) (e)	1,170,924	—
Vinati Organics Ltd.	15,416	285,143
VIP Industries Ltd. (b)	128,062	419,070
VL E-Governance & IT Solutions Ltd. (b)	60,356	25,407
V-Mart Retail Ltd. (b)	33,787	1,150,610
Vodafone Idea Ltd. (b)	19,994,019	1,590,679
Voltamp Transformers Ltd.	2,365	197,461
Voltas Ltd.	158,246	2,700,675
VST Industries Ltd.	378,644	1,166,200
Welspun Corp. Ltd.	174,414	1,774,902
Welspun Living Ltd.	289,269	457,294
Westlife Foodworld Ltd. (b)	128,546	1,052,461
Wheels India Ltd.	12,711	86,180
Whirlpool of India Ltd.	7,153	82,842
Wipro Ltd. ADR (c)	5,317,538	16,271,666
Wockhardt Ltd. (b)	223,461	3,723,980
Yes Bank Ltd. (b)	12,700,081	2,508,144
Zee Entertainment Enterprises Ltd.	1,072,906	1,234,427
Zen Technologies Ltd.	32,201	557,030
Zensar Technologies Ltd.	95,245	780,982
Zomato Ltd. (b)	5,891,312	13,902,456
Zydus Lifesciences Ltd.	214,312	2,222,541
		2,224,140,514
INDONESIA — 1.5%
Adaro Minerals Indonesia Tbk. PT (b)	8,712,400	473,500
Alamtri Resources Indonesia Tbk. PT	15,474,600	1,724,072

See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Aneka Tambang Tbk. PT	3,844,500	$379,575
Astra International Tbk. PT	29,805,651	8,855,302
Astrindo Nusantara Infrastructure Tbk. PT (b)	54,795,100	258,093
Avia Avian Tbk. PT	10,523,800	258,011
Bank Aladin Syariah Tbk. PT (b)	960,200	46,676
Bank BTPN Syariah Tbk. PT	1,051,300	57,453
Bank Central Asia Tbk. PT	67,775,148	34,787,969
Bank Danamon Indonesia Tbk. PT	6,039,518	889,881
Bank Jago Tbk. PT (b)	5,211,900	461,077
Bank Mandiri Persero Tbk. PT (b)	61,888,674	19,433,642
Bank Negara Indonesia Persero Tbk. PT (b)	9,172,300	2,348,463
Bank Neo Commerce Tbk. PT (b)	8,643,333	96,037
Bank Pan Indonesia Tbk. PT (b)	4,673,000	468,429
Bank Rakyat Indonesia Persero Tbk. PT	94,139,767	23,023,313
Bank Raya Indonesia Tbk. PT (b)	44,400	485
Bank Syariah Indonesia Tbk. PT	1,520,114	214,799
Barito Pacific Tbk. PT	53,813,621	2,307,227
BFI Finance Indonesia Tbk. PT	4,167,200	205,089
Bukalapak.com Tbk. PT (b)	73,633,200	635,842
Bumi Resources Minerals Tbk. PT (b)	89,266,060	1,789,634
Bumi Resources Tbk. PT (b)	155,900,400	875,528
Bumi Serpong Damai Tbk. PT (b)	9,018,700	438,409
Chandra Asri Pacific Tbk. PT	6,224,156	2,706,155
Charoen Pokphand Indonesia Tbk. PT	9,919,000	2,629,493
Ciputra Development Tbk. PT	14,048,152	636,239
Elang Mahkota Teknologi Tbk. PT	33,470,100	1,101,522
Energi Mega Persada Tbk. PT (b)	9,819,900	102,587
ESSA Industries Indonesia Tbk. PT	11,384,600	412,486
Garuda Indonesia Persero Tbk. PT (b)	20,137,000	49,856
Global Mediacom Tbk. PT (b)	22,200	188
GoTo Gojek Tokopedia Tbk. PT (b)	942,229,600	4,722,528
Harum Energy Tbk. PT (b)	2,658,700	111,582
Indah Kiat Pulp & Paper Tbk. PT	1,900,300	564,582
Indo Tambangraya Megah Tbk. PT	68,500	94,932
Indocement Tunggal Prakarsa Tbk. PT	1,300,800	408,464
Security Description	Shares	Value
Indofood Sukses Makmur Tbk. PT	12,873,118	$5,519,272
Indosat Tbk. PT	23,025,200	2,023,047
Indosterling Technomedia Tbk. PT (b)	594,000	1,793
Japfa Comfeed Indonesia Tbk. PT	2,614,500	317,340
Kalbe Farma Tbk. PT	47,183,561	3,233,897
Lippo Karawaci Tbk. PT (b)	90,045,030	445,875
Matahari Department Store Tbk. PT	784,000	91,135
Mayora Indah Tbk. PT	13,863,607	1,699,464
MD Entertainment Tbk. PT	1,870,900	320,855
Medco Energi Internasional Tbk. PT	29,828,829	1,846,289
Media Nusantara Citra Tbk. PT (b)	29,600	450
Merdeka Copper Gold Tbk. PT (b)	14,443,568	1,247,240
Mitra Keluarga Karyasehat Tbk. PT	3,688,200	498,887
Modernland Realty Tbk. PT (b)	5,400	16
Pabrik Kertas Tjiwi Kimia Tbk. PT	786,038	232,584
Pakuwon Jati Tbk. PT	12,878,000	264,403
Pantai Indah Kapuk Dua Tbk. PT	1,768,200	1,067,754
Perusahaan Gas Negara Tbk. PT	31,849,100	2,990,661
Petrindo Jaya Kreasi Tbk. PT (b)	1,748,300	680,950
Pollux Properties Indonesia Tbk. PT (b)	44,400	300
Quantum Clovera Investama Tbk. PT (b)	1,239,400	748
Samudera Indonesia Tbk. PT	10,110,200	140,419
Semen Indonesia Persero Tbk. PT	2,348,154	375,761
Sigmagold Inti Perkasa Tbk. PT (b) (e)	1,312,600	—
Smartfren Telecom Tbk. PT (b)	113,940,600	165,131
Sumber Alfaria Trijaya Tbk. PT	19,859,100	2,458,403
Summarecon Agung Tbk. PT	11,395,711	271,130
Surya Citra Media Tbk. PT	24,201,000	292,283
Telkom Indonesia Persero Tbk. PT	70,813,900	10,305,646
Tower Bersama Infrastructure Tbk. PT	426,600	51,264
Transcoal Pacific Tbk. PT	837,500	292,063
Trimegah Bangun Persada Tbk. PT	1,858,400	77,433
Unilever Indonesia Tbk. PT	7,630,100	582,855
United Tractors Tbk. PT	3,623,522	5,153,016
Vale Indonesia Tbk. PT (b)	1,611,741	220,933
		156,438,417

See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP	1,841,960	$937,703
Agility Public Warehousing Co. KSC	1,451,401	1,185,970
Al Ahli Bank of Kuwait KSCP	300,529	301,114
Al Mazaya Holding Co. KSCP (b)	2,406,930	543,979
Alimtiaz Investment Group KSC (b)	690,757	109,975
Arabi Group Holding KSC (b)	422,759	541,471
Boubyan Bank KSCP	1,520,085	3,381,253
Boubyan Petrochemicals Co. KSCP	859,304	1,914,208
Burgan Bank SAK	512,263	398,648
Gulf Bank KSCP	2,803,084	3,235,726
Gulf Cables & Electrical Industries Group Co. KSCP	70,520	457,328
Heavy Engineering & Ship Building Co. KSCP Class B	221,699	639,074
Humansoft Holding Co. KSC	304,003	2,597,432
Integrated Holding Co. KCSC	568,352	1,044,927
Jazeera Airways Co. KSCP (b)	73,816	244,378
Kuwait Finance House KSCP	7,028,174	18,117,375
Kuwait Projects Co. Holding KSCP (b)	500,043	158,898
Kuwait Real Estate Co. KSC	7,098,737	7,780,068
Mabanee Co. KPSC (b)	772,229	2,065,788
Mezzan Holding Co. KSCC	46,296	133,604
Mobile Telecommunications Co. KSCP	2,340,903	3,643,429
National Bank of Kuwait SAKP	10,425,384	35,427,375
National Industries Group Holding SAK	2,618,690	2,207,715
National Investments Co. KSCP	3,141,920	2,587,703
Warba Bank KSCP (b)	3,470,239	2,486,779
		92,141,920
MALAYSIA — 1.8%
Aeon Co. M Bhd.	10,611,448	3,323,924
AEON Credit Service M Bhd.	530,100	744,231
Alliance Bank Malaysia Bhd.	9,439,221	9,827,426
Axiata Group Bhd.	3,728,938	1,504,180
Bursa Malaysia Bhd.	3,032,247	5,323,088
Carlsberg Brewery Malaysia Bhd. Class B	818,320	3,522,234
CelcomDigi Bhd.	11,144,629	8,739,901
Chin Hin Group Bhd. (b)	1,205,800	565,197
CIMB Group Holdings Bhd.	8,403,179	13,255,719
D&O Green Technologies Bhd.	484,600	159,440
Dagang NeXchange Bhd. (b)	4,047,200	241,692
Dialog Group Bhd.	8,258,406	2,866,016
Frontken Corp. Bhd.	2,034,050	1,709,748
Gamuda Bhd.	5,376,738	5,088,969
Genetec Technology Bhd.	520,500	139,582
Genting Bhd.	6,851,600	5,018,073
Security Description	Shares	Value
Genting Malaysia Bhd.	1,567,300	$586,303
Globetronics Technology Bhd. (b)	1,522,300	145,798
Greatech Technology Bhd. (b)	1,004,400	393,838
Hartalega Holdings Bhd.	2,361,000	1,005,586
Hextar Industries Bhd. (b)	1,524,200	142,545
Hong Leong Bank Bhd.	203,000	921,334
IHH Healthcare Bhd.	2,610,000	4,070,130
IJM Corp. Bhd.	1,516,700	717,762
Inari Amertron Bhd.	2,897,900	1,325,687
IOI Corp. Bhd.	11,167,762	9,185,877
IOI Properties Group Bhd.	10,532,162	4,699,421
Kossan Rubber Industries Bhd.	1,864,100	730,937
KPJ Healthcare Bhd.	3,948,180	2,366,684
Kuala Lumpur Kepong Bhd.	19,678	91,794
Lingkaran Trans Kota Holdings Bhd. (b) (e)	672,300	—
Magnum Bhd.	8,413,643	2,332,120
Malayan Banking Bhd.	7,301,691	16,651,969
Malaysian Pacific Industries Bhd.	228,600	983,946
Malaysian Resources Corp. Bhd.	20,518,559	1,988,277
Maxis Bhd.	258,700	197,632
Mega First Corp. Bhd.	528,200	477,314
MISC Bhd.	284,500	459,688
My EG Services Bhd.	6,565,772	1,346,446
NEXG Bhd.	5,050,500	278,844
Oppstar Bhd.	345,300	44,354
OSK Holdings Bhd.	16,523,442	6,627,995
Padini Holdings Bhd.	678,450	328,714
Pavilion Real Estate Investment Trust	3,411,400	1,122,399
Pentamaster Corp. Bhd.	1,318,250	882,299
Petronas Chemicals Group Bhd.	2,934,600	2,393,972
Petronas Dagangan Bhd.	550,800	2,268,986
Petronas Gas Bhd.	301,700	1,147,650
PPB Group Bhd.	57,800	149,792
Press Metal Aluminium Holdings Bhd.	2,868,300	3,257,742
Public Bank Bhd.	19,769,600	19,691,635
RHB Bank Bhd.	794,478	1,224,615
SD Guthrie Bhd.	2,575,887	2,850,165
Sime Darby Bhd.	2,623,824	1,306,738
Sime Darby Property Bhd.	673,424	203,355
SKP Resources Bhd.	1,209,625	246,695
SP Setia Bhd. Group	410,063	109,042
Sports Toto Bhd.	5,574,721	1,771,348
Sunway Real Estate Investment Trust	3,664,900	1,503,125
Supermax Corp. Bhd. (b)	3,989,001	642,735
Telekom Malaysia Bhd.	1,856,747	2,740,663
Tenaga Nasional Bhd.	2,791,300	8,416,359
TIME dotCom Bhd.	60,900	68,482
Top Glove Corp. Bhd. (b)	6,087,100	1,111,110

See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Uchi Technologies Bhd.	146,400	$102,934
UEM Sunrise Bhd.	10,542,488	1,793,708
Unisem M Bhd.	240,500	107,852
Velesto Energy Bhd.	1,380,563	51,334
ViTrox Corp. Bhd.	1,062,800	720,908
VS Industry Bhd.	9,215,300	1,796,335
WCT Holdings Bhd. (b)	21,563,926	3,280,146
YTL Corp. Bhd.	4,207,970	1,896,550
YTL Power International Bhd.	1,347,500	1,011,194
		184,000,283
MEXICO — 1.9%
Alfa SAB de CV Class A (b) (c)	7,143,415	5,576,251
America Movil SAB de CV (c)	26,470,825	18,864,987
Betterware de Mexico SAPI de CV (c)	73,343	833,910
Cemex SAB de CV (c)	20,653,979	11,660,502
Coca-Cola Femsa SAB de CV	1,118,299	10,225,166
El Puerto de Liverpool SAB de CV Class C1 (c)	570,014	2,691,499
Fibra Uno Administracion SA de CV REIT	3,749,637	4,382,282
Fomento Economico Mexicano SAB de CV	2,346,980	22,924,591
Gruma SAB de CV Class B	12,624	228,017
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	488,854	9,041,944
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	364,132	9,971,413
Grupo Bimbo SAB de CV (c)	2,355,382	6,405,898
Grupo Financiero Banorte SAB de CV Class O	3,182,289	22,077,268
Grupo Financiero Inbursa SAB de CV Class O (b) (c)	3,379,106	7,596,206
Grupo Mexico SAB de CV	4,008,408	20,047,673
Grupo Televisa SAB (c)	4,453,399	1,541,191
Industrias CH SAB de CV (b) (c)	237,087	2,016,455
Industrias Penoles SAB de CV (b) (c)	283,326	5,258,460
Kimberly-Clark de Mexico SAB de CV Class A (c)	3,270,378	5,363,175
Nemak SAB de CV (b) (c) (d)	2,938,442	384,931
Operadora De Sites Mexicanos SAB de CV Class A-1 (c)	3,126,578	2,219,052
Orbia Advance Corp. SAB de CV (c)	146,482	111,697
Sare Holding SAB de CV Class B (b) (e)	1,493,393	—
Southern Copper Corp.	117,988	11,027,158
TV Azteca SAB de CV (b) (c)	7,680,384	187,709
Wal-Mart de Mexico SAB de CV (c)	5,657,067	15,584,534
		196,221,969
Security Description	Shares	Value
MONACO — 0.0% (a)
Safe Bulkers, Inc. (c)	217,789	$803,641
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	510,263	7,975,411
Credicorp Ltd.	94,420	17,577,227
		25,552,638
PHILIPPINES — 0.5%
Aboitiz Equity Ventures, Inc.	1,264,480	729,189
Alliance Global Group, Inc.	5,130,200	545,070
Ayala Corp.	213,010	2,199,894
Ayala Land, Inc.	13,935,714	5,601,073
Bank of the Philippine Islands	4,944,911	11,406,348
BDO Unibank, Inc.	4,452,971	11,929,060
Bloomberry Resorts Corp.	2,015,400	102,839
Cebu Air, Inc. (b)	2,366,220	1,426,555
Converge Information & Communications Technology Solutions, Inc.	1,011,500	328,064
D&L Industries, Inc.	5,302,305	491,083
JG Summit Holdings, Inc.	3,240,236	934,275
Jollibee Foods Corp.	264,100	1,107,628
Manila Electric Co.	24,720	237,588
Megaworld Corp.	17,283,300	540,622
Monde Nissin Corp. (d)	3,711,400	468,911
PLDT, Inc.	234,932	5,217,974
Puregold Price Club, Inc.	756,380	371,416
SM Investments Corp.	413,285	5,691,019
SM Prime Holdings, Inc.	13,815,490	5,794,177
Universal Robina Corp.	596,110	729,186
		55,851,971
POLAND — 1.2%
11 bit studios SA (b)	2,967	150,722
Allegro.eu SA (b) (d)	373,682	3,012,197
Asseco Poland SA	137,981	5,621,712
Bank Polska Kasa Opieki SA	345,782	15,675,213
CCC SA (b)	20,978	1,265,821
CD Projekt SA	70,655	3,858,878
Dino Polska SA (b) (d)	31,510	3,667,770
Eurocash SA	20,216	45,874
Getin Holding SA	54	9
InPost SA (b)	173,478	2,529,779
KGHM Polska Miedz SA	273,180	8,837,141
LPP SA	398	1,807,318
mBank SA (b)	42,148	8,816,518
Orange Polska SA	2,663,520	6,015,242
ORLEN SA	724,603	12,716,988
PGE Polska Grupa Energetyczna SA (b)	1,541,128	3,152,994
PlayWay SA	2,935	208,129
Powszechna Kasa Oszczednosci Bank Polski SA	1,225,175	23,757,906
Powszechny Zaklad Ubezpieczen SA	787,921	11,377,921

See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Santander Bank Polska SA	61,613	$8,808,212
TEN Square Games SA (b)	30	692
		121,327,036
QATAR — 0.8%
Al Meera Consumer Goods Co. QSC	314,571	1,303,729
Al Rayan Bank	7,760,192	4,795,505
Baladna (b)	469,823	151,102
Commercial Bank PSQC	2,517,379	2,890,042
Doha Bank QPSC	939,697	495,786
Estithmar Holding QPSC (b)	1,498,157	964,894
Ezdan Holding Group QSC (b)	759,133	203,492
Gulf International Services QSC	881,757	744,444
Gulf Warehousing Co.	124,168	105,684
Industries Qatar QSC	1,936,310	6,854,995
Lesha Bank LLC (b)	2,219,463	763,798
Mannai Corp. QSC	711,304	685,712
Mazaya Real Estate Development QPSC (b)	3,922,373	609,740
Medicare Group	609,307	756,739
Mesaieed Petrochemical Holding Co.	5,963,602	2,355,303
Ooredoo QPSC	2,110,384	6,839,476
Qatar Aluminum Manufacturing Co.	2,318,683	805,585
Qatar Electricity & Water Co. QSC	419,941	1,716,210
Qatar Fuel QSC	363,834	1,483,915
Qatar Gas Transport Co. Ltd.	1,647,093	2,110,324
Qatar International Islamic Bank QSC	758,992	2,126,262
Qatar Islamic Bank QPSC	1,597,881	9,027,304
Qatar National Bank QPSC	5,691,033	25,164,963
Qatar Navigation QSC	375,323	1,132,875
Qatari Investors Group QSC	2,151,251	874,444
United Development Co. QSC	837,612	236,261
Vodafone Qatar QSC	4,103,904	2,214,823
		77,413,407
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	382,032	2,752,673
RUSSIA — 0.0%
LUKOIL PJSC (e)	340,951	—
Mechel PJSC ADR (b) (e)	217,515	—
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	—
Rosneft Oil Co. PJSC (e)	1,683,986	—
Rostelecom PJSC (e)	781,704	—
Rostelecom PJSC ADR (b) (c) (e)	5,355	—
Sberbank of Russia PJSC (e)	8,602,924	—
Severstal PAO GDR (b) (e)	486,985	—
Sistema PJSFC GDR (b) (e)	198,224	—
VK IPJSC GDR (b) (e)	52,451	—
Security Description	Shares	Value
VTB Bank PJSC (b) (e)	1,190,904	$—
		—
SAUDI ARABIA — 4.1%
Abdullah Al Othaim Markets Co.	921,225	2,401,850
ACWA Power Co.	132,188	12,094,298
Advanced Petrochemical Co. (b)	79,468	653,565
Al Hammadi Holding	320,745	3,561,363
Al Jouf Agricultural Development Co.	75,201	1,012,410
Al Khaleej Training & Education Co. (b)	447,538	3,537,496
Al Rajhi Bank	2,287,163	62,192,590
Al Rajhi Co. for Co-operative Insurance (b)	66,151	2,493,602
Al Rajhi REIT	521,249	1,151,970
Aldrees Petroleum & Transport Services Co.	80,747	2,996,450
Al-Etihad Cooperative Insurance Co.	513,204	2,090,522
Alinma Bank	959,749	7,854,841
Almarai Co. JSC	281,088	4,166,376
Alujain Corp. (b)	90,515	949,526
Arabian Cement Co.	67,058	480,888
BAAN Holding Group Co. (b)	2,349,122	1,459,160
Bank AlBilad	600,280	5,905,023
Banque Saudi Fransi	1,126,128	5,583,957
Basic Chemical Industries Ltd. (b)	358,297	2,722,259
Batic Investments & Logistic Co. (b)	4,435,185	3,310,634
Bawan Co.	446,674	6,251,602
Bupa Arabia for Cooperative Insurance Co.	49,335	2,322,668
Buruj Cooperative Insurance Co. (b)	222,916	1,110,093
Catrion Catering Holding Co.	13,949	459,624
City Cement Co.	126,582	708,651
Co. for Cooperative Insurance	57,519	2,186,614
Dallah Healthcare Co.	117,100	3,952,137
Dar Al Arkan Real Estate Development Co. (b)	370,343	2,112,804
Derayah REIT	504,557	759,976
Dr. Sulaiman Al Habib Medical Services Group Co.	86,463	6,421,741
Eastern Province Cement Co.	189,164	1,820,485
Elm Co.	20,538	5,310,938
Etihad Etisalat Co.	420,937	6,845,234
Fawaz Abdulaziz Al Hokair & Co. (b)	22,213	72,008
Fitaihi Holding Group (b)	2,642,004	2,845,484
Gulf Insurance Group	226,052	1,633,123
Herfy Food Services Co. (b)	73,427	414,986
Jarir Marketing Co.	698,754	2,417,911
Jazan Development & Investment Co. (b)	201,885	661,989

See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Leejam Sports Co. JSC	94,857	$3,823,513
Malath Cooperative Insurance Co. (b)	323,388	1,222,479
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	144,759	861,353
Methanol Chemicals Co. (b)	381,230	1,428,939
Middle East Healthcare Co. (b)	85,013	1,552,449
Mobile Telecommunications Co. Saudi Arabia	868,293	2,606,430
Mouwasat Medical Services Co.	181,199	3,622,917
Musharaka Real Estate Income Fund REIT	411,502	485,979
Najran Cement Co. (b)	149,507	355,523
Nama Chemicals Co. (b)	198,700	1,687,130
National Co. for Glass Industries	309,847	3,923,578
National Co. for Learning & Education	170,990	7,275,200
National Gas & Industrialization Co.	46,972	1,164,564
National Medical Care Co.	105,005	4,490,097
Qassim Cement Co.	149,887	2,101,799
Rabigh Refining & Petrochemical Co. (b)	87,215	182,749
Riyad Bank	1,835,101	16,119,692
Riyad REIT Fund	220,070	369,609
SABIC Agri-Nutrients Co.	256,769	7,255,875
Sahara International Petrochemical Co.	276,844	1,535,111
Saudi Advanced Industries Co.	301,201	2,545,406
Saudi Arabian Mining Co. (b)	1,461,466	18,038,942
Saudi Arabian Oil Co. (d)	4,638,570	33,078,763
Saudi Automotive Services Co.	473,743	8,575,391
Saudi Awwal Bank	221,134	2,210,692
Saudi Basic Industries Corp.	957,691	16,263,207
Saudi Cement Co.	98,688	1,183,909
Saudi Ceramic Co. (b)	389,544	3,006,398
Saudi Chemical Co. Holding (b)	2,900,157	6,687,734
Saudi Co. For Hardware CJSC (b)	76,918	657,200
Saudi Electricity Co.	640,526	2,725,279
Saudi Industrial Investment Group	137,065	567,100
Saudi Kayan Petrochemical Co. (b)	367,836	600,132
Saudi National Bank	3,281,410	31,361,080
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	249,694	1,747,346
Saudi Public Transport Co. (b)	461,281	2,156,932
Saudi Reinsurance Co. (b)	803,405	10,323,404
Saudi Research & Media Group (b)	50,028	2,309,949
Security Description	Shares	Value
Saudi Tadawul Group Holding Co.	18,744	$1,019,375
Saudi Telecom Co.	2,002,134	24,205,374
Saudi Vitrified Clay Pipe Co. Ltd. (b)	63,863	606,946
Saudia Dairy & Foodstuff Co.	21,301	1,709,259
Savola Group (b)	114,547	900,839
Southern Province Cement Co.	126,931	1,126,817
Sustained Infrastructure Holding Co. (b)	301,407	2,418,584
Tabuk Cement Co.	287,119	1,019,548
Takween Advanced Industries Co. (b)	547,731	1,353,594
Umm Al-Qura Cement Co. (b)	551,508	2,899,346
United Electronics Co.	112,149	2,816,357
United International Transportation Co.	139,980	3,101,047
Walaa Cooperative Insurance Co. (b)	193,416	1,042,593
Yamama Cement Co. (b)	135,434	1,418,932
Yanbu Cement Co.	171,148	1,075,863
Yanbu National Petrochemical Co.	182,215	1,685,602
		429,430,774
SINGAPORE — 0.1%
Guan Chong Bhd.	5,292,466	4,412,873
Riverstone Holdings Ltd.	823,700	569,929
		4,982,802
SOUTH AFRICA — 3.0%
Absa Group Ltd.	916,813	8,822,728
Adcock Ingram Holdings Ltd.	270,873	713,564
African Rainbow Minerals Ltd. (c)	282,510	2,241,107
Anglo American Platinum Ltd. (c)	77,245	3,084,315
ArcelorMittal South Africa Ltd. (b)	162	11
Ascendis Health Ltd. (b)	3,151	141
Aspen Pharmacare Holdings Ltd. (c)	361,879	3,221,551
Astral Foods Ltd.	38,877	344,572
Barloworld Ltd.	438,389	2,519,463
Bid Corp. Ltd. (c)	316,213	7,555,489
Bidvest Group Ltd. (c)	349,834	4,479,467
Capitec Bank Holdings Ltd.	89,277	15,060,770
Clicks Group Ltd.	126,464	2,329,131
Coronation Fund Managers Ltd.	1,378,493	2,914,848
Curro Holdings Ltd.	322,423	147,258
Discovery Ltd. (c)	470,349	5,101,954
FirstRand Ltd.	5,676,360	22,172,244
Foschini Group Ltd.	541,426	3,659,768
Gold Fields Ltd.	1,071,931	23,629,003
Grindrod Ltd.	2,800,508	1,856,154
Group Five Ltd. (b) (e)	219,472	—

See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties Ltd. REIT	2,157,443	$1,519,087
Harmony Gold Mining Co. Ltd.	614,584	8,905,034
Impala Platinum Holdings Ltd. (b)	1,090,824	7,468,318
Investec Ltd.	486,564	3,015,115
Kumba Iron Ore Ltd. (c)	103,015	1,747,825
Life Healthcare Group Holdings Ltd. (c)	325,891	245,057
Momentum Group Ltd.	3,040,363	5,159,322
Motus Holdings Ltd.	331,232	1,569,362
Mr. Price Group Ltd.	410,011	4,939,910
MTN Group Ltd.	1,299,232	8,705,156
MultiChoice Group (b)	706,951	4,218,589
Murray & Roberts Holdings Ltd. (b)	324	19
Naspers Ltd. Class N	272,706	66,990,670
Nedbank Group Ltd. (c)	572,074	8,001,677
Netcare Ltd.	3,160,417	2,263,099
Ninety One Ltd.	319,748	604,486
Northam Platinum Holdings Ltd. (c)	117,944	839,567
Old Mutual Ltd. (c)	4,340,062	2,800,969
OUTsurance Group Ltd.	1,022,490	3,874,942
PPC Ltd.	2,602,598	650,936
Redefine Properties Ltd. REIT	1,271,733	289,032
Remgro Ltd.	830,677	7,127,096
Sanlam Ltd.	1,672,777	7,526,264
Sappi Ltd.	775,063	1,525,102
Sasol Ltd. (b)	714,965	2,973,854
Shoprite Holdings Ltd.	591,034	8,763,689
Sibanye Stillwater Ltd. (b)	3,627,940	4,108,874
Standard Bank Group Ltd.	1,490,870	19,406,869
Sun International Ltd.	781,333	1,761,322
Telkom SA SOC Ltd. (b)	718,776	1,451,082
Thungela Resources Ltd.	120,437	660,862
Tiger Brands Ltd.	248,160	3,749,406
Truworths International Ltd. (c)	874,703	3,422,356
Vodacom Group Ltd. (c)	602,269	4,108,039
Wilson Bayly Holmes-Ovcon Ltd.	250,867	2,463,126
Woolworths Holdings Ltd. (c)	601,564	1,668,113
		314,377,764
TAIWAN — 18.2%
Ability Opto-Electronics Technology Co. Ltd. (c)	66,000	297,176
Accton Technology Corp.	412,000	7,147,414
Acer, Inc. (c)	6,968,701	7,440,417
ADATA Technology Co. Ltd. (c)	143,696	368,301
Adimmune Corp. (b) (c)	546,505	330,841
Advanced Echem Materials Co. Ltd.	34,833	508,817
Advanced Energy Solution Holding Co. Ltd.	52,000	1,304,601
Advanced Power Electronics Corp.	28,000	67,971
Security Description	Shares	Value
Advancetek Enterprise Co. Ltd. (c)	5,367,456	$13,191,308
Advantech Co. Ltd.	116,840	1,319,630
AGV Products Corp. (c)	13,108,415	4,599,444
AIC, Inc. (c)	25,150	229,514
Alchip Technologies Ltd.	75,000	6,189,293
Alcor Micro Corp. (c)	198,185	472,743
Alexander Marine Co. Ltd. (c)	24,254	120,896
ALI Corp. (b) (c)	151,800	124,586
All Ring Tech Co. Ltd.	93,821	748,816
Amazing Microelectronic Corp.	56,178	128,760
Andes Technology Corp. (b)	9,000	86,063
Anpec Electronics Corp.	38,000	190,558
AP Memory Technology Corp. (c)	87,000	659,002
ARBOR Technology Corp.	75,000	106,731
Arcadyan Technology Corp. (c)	37,169	251,879
ASE Technology Holding Co. Ltd. (c)	5,110,787	22,011,672
Asia Vital Components Co. Ltd. (c)	249,000	3,404,744
ASIX Electronics Corp.	81,000	234,687
ASMedia Technology, Inc.	19,000	1,001,431
ASolid Technology Co. Ltd.	59,000	107,507
ASPEED Technology, Inc.	32,200	2,899,721
Asustek Computer, Inc.	887,050	16,270,264
Auden Techno Corp.	25,435	68,715
Audix Corp.	2,308,657	4,651,733
AUO Corp. ADR (b) (c)	1,239,696	5,814,174
AURAS Technology Co. Ltd. (c)	19,000	303,290
Bank of Kaohsiung Co. Ltd.	7,742,163	2,669,912
Baotek Industrial Materials Ltd. (b)	117,000	119,986
Basso Industry Corp. (c)	4,974,905	6,023,377
BioGend Therapeutics Co. Ltd. (b)	101,000	95,973
Biostar Microtech International Corp. (b) (c)	2,865,384	1,777,785
Bizlink Holding, Inc.	72,027	1,093,340
Bora Pharmaceuticals Co. Ltd. (c)	43,000	874,181
Brave C&H Supply Co. Ltd.	38,000	117,883
Brillian Network & Automation Integrated System Co. Ltd.	30,417	165,357
BRIM Biotechnology, Inc. (b)	45,953	34,808
Browave Corp. (c)	32,000	166,253
C Sun Manufacturing Ltd. (c)	2,689,139	11,662,857
Career Technology MFG. Co. Ltd. (b)	115,061	44,358
Catcher Technology Co. Ltd.	1,671,673	10,547,865
Cathay Financial Holding Co. Ltd.	13,977,960	25,764,661
Cenra, Inc.	2,567,500	2,772,227
Center Laboratories, Inc. (c)	2,525,895	2,776,754
Century Iron & Steel Industrial Co. Ltd. (c)	109,000	520,337

See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Chailease Holding Co. Ltd. (c)	2,662,777	$9,302,978
Champion Microelectronic Corp. (c)	126,000	201,129
Chang Hwa Commercial Bank Ltd.	18,306,080	9,786,399
Chang Wah Electromaterials, Inc.	74,310	93,552
Channel Well Technology Co. Ltd.	102,000	253,752
Charoen Pokphand Enterprise	2,285,329	6,779,758
Chenbro Micom Co. Ltd.	25,000	188,615
Cheng Loong Corp.	2,548,000	1,438,898
Cheng Shin Rubber Industry Co. Ltd.	485,850	734,573
Chenming Electronic Technology Corp. (c)	210,000	683,081
Chieftek Precision Co. Ltd. (c)	146,510	353,010
China Airlines Ltd. (c)	4,855,761	3,290,554
China Motor Corp. (c)	112,000	243,548
China Steel Chemical Corp. (c)	2,362,757	6,731,927
China Steel Corp. (c)	18,548,298	12,513,572
Chinese Maritime Transport Ltd.	58,000	77,997
Chip Hope Co. Ltd. (b)	43,000	59,962
Chipbond Technology Corp.	66,000	129,207
CHO Pharma, Inc. (b)	62,385	95,449
Chroma ATE, Inc.	296,000	2,540,773
Chun Yuan Steel Industry Co. Ltd.	187,000	114,613
Chung Hung Steel Corp. (c)	390,000	241,970
Chung Hwa Pulp Corp. (b) (c)	4,515,589	2,040,022
Chung-Hsin Electric & Machinery Manufacturing Corp. (c)	159,000	627,332
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (c)	457,169	418,581
Chunghwa Telecom Co. Ltd.	5,214,561	20,181,344
CMC Magnetics Corp.	2,379,736	623,559
Compal Electronics, Inc. (c)	9,056,774	8,687,847
CTBC Financial Holding Co. Ltd.	33,389,708	39,672,434
Cub Elecparts, Inc.	164	395
CyberPower Systems, Inc.	44,000	370,394
Da-Li Development Co. Ltd. (c)	3,340,227	4,828,880
Darfon Electronics Corp.	76,000	90,758
Delta Electronics, Inc.	2,625,463	28,466,732
Dimerco Express Corp. (c)	516,389	1,230,220
Drewloong Precision, Inc.	21,000	102,462
Dynamic Holding Co. Ltd. (c)	221,000	300,857
E Ink Holdings, Inc.	662,000	5,283,638
E&R Engineering Corp. (c)	108,000	225,091
E.Sun Financial Holding Co. Ltd.	13,716,453	11,877,058
Eclat Textile Co. Ltd.	71,854	952,210
Egis Technology, Inc. (b) (c)	43,000	137,279
Security Description	Shares	Value
EirGenix, Inc. (b)	131,485	$276,415
Elan Microelectronics Corp.	34,400	140,905
E-Lead Electronic Co. Ltd.	101,000	156,052
Elite Material Co. Ltd. (c)	246,000	4,037,949
Elite Semiconductor Microelectronics Technology, Inc. (c)	540,175	909,443
eMemory Technology, Inc.	54,000	3,700,023
Emerging Display Technologies Corp. (c)	128,000	94,836
Energenesis Biomedical Co. Ltd. (b)	82,308	163,860
Ennostar, Inc.	564,590	668,275
Episil Technologies, Inc. (b) (c)	146,978	184,815
Episil-Precision, Inc.	67,580	72,053
Eris Technology Corp.	26,642	124,775
Etron Technology, Inc. (b) (c)	258,020	208,266
Eva Airways Corp.	2,780,110	3,395,331
Ever Fortune AI Co. Ltd.	101,000	236,663
Ever Supreme Bio Technology Co. Ltd. (c)	49,500	251,954
Evergreen International Storage & Transport Corp.	127,000	120,870
Evergreen Marine Corp. Taiwan Ltd. (c)	1,987,400	13,198,455
Excelliance Mos Corp.	35,000	91,183
Excelsior Medical Co. Ltd.	90,118	238,035
EZconn Corp.	64,100	796,363
Far Eastern New Century Corp.	10,618,236	10,521,496
Faraday Technology Corp. (c)	193,184	1,236,401
Feng TAY Enterprise Co. Ltd.	171,343	614,105
FIC Global, Inc. (c)	79,000	82,206
First Financial Holding Co. Ltd.	6,291,157	5,125,391
Fitipower Integrated Technology, Inc.	42,465	248,120
FocalTech Systems Co. Ltd.	137,000	274,392
FOCI Fiber Optic Communications, Inc. (b)	123,645	917,958
Forcecon Tech Co. Ltd. (c)	62,732	227,670
Formosa Chemicals & Fibre Corp. (c)	7,658,224	6,008,485
Formosa Petrochemical Corp. (c)	549,000	605,177
Formosa Plastics Corp. (c)	7,334,922	8,085,480
Fortune Electric Co. Ltd. (c)	239,700	3,245,092
Fositek Corp. (c)	77,058	1,343,772
Founding Construction & Development Co. Ltd.	5,616,059	3,205,310
Foxconn Technology Co. Ltd. (c)	2,684,223	4,996,159
Froch Enterprise Co. Ltd.	117,000	60,962
Fubon Financial Holding Co. Ltd.	13,182,334	33,866,519
Fwusow Industry Co. Ltd.	2,809,280	1,218,391
Galaxy Software Services Corp.	65,882	259,937

See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
General Interface Solution Holding Ltd. (b)	38,000	$53,848
Genesys Logic, Inc.	64,000	292,026
Genius Electronic Optical Co. Ltd. (c)	22,665	267,591
Giant Manufacturing Co. Ltd.	87,358	369,665
Gigabyte Technology Co. Ltd. (c)	390,000	2,842,557
Gigastorage Corp. (b)	170,894	64,852
Global Unichip Corp. (c)	76,000	2,403,433
Globalwafers Co. Ltd. (c)	133,000	1,277,825
Gold Circuit Electronics Ltd. (c)	241,000	1,458,956
Golden Biotechnology Corp. (b)	118,499	52,821
Gongwin Biopharm Holdings Co. Ltd. (b)	25,536	72,757
Grand Process Technology Corp. (c)	40,000	1,114,374
Grape King Bio Ltd.	73,664	312,827
Great Wall Enterprise Co. Ltd. (c)	2,721,216	4,728,986
Group Up Industrial Co. Ltd.	18,000	100,565
Gudeng Precision Industrial Co. Ltd. (c)	65,769	784,415
Handa Pharmaceuticals, Inc.	53,825	131,310
HannStar Display Corp. (b) (c)	2,672,500	609,316
HD Renewable Energy Co. Ltd. (c)	30,745	185,660
Himax Technologies, Inc. ADR (c)	152,628	1,121,816
Hiwin Technologies Corp.	64,488	468,085
Hocheng Corp. (c)	4,775,348	2,531,319
Holy Stone Enterprise Co. Ltd.	59,850	157,365
Hon Hai Precision Industry Co. Ltd.	15,837,067	69,639,689
Hong TAI Electric Industrial (c)	5,085,000	5,046,329
Hotai Motor Co. Ltd.	173,721	3,149,764
Hsin Kuang Steel Co. Ltd.	63,000	88,516
HTC Corp. (b) (c)	2,153,439	2,542,423
HUA ENG Wire & Cable Co. Ltd. (c)	301,000	232,532
Hua Nan Financial Holdings Co. Ltd.	22,882,991	19,159,616
Hung Sheng Construction Ltd.	2,283,032	1,743,087
Ibase Technology, Inc. (c)	977,222	1,936,638
ICARES Medicus, Inc.	30,719	111,024
Ichia Technologies, Inc. (c)	75,000	81,319
I-Chiun Precision Industry Co. Ltd. (c)	201,865	541,711
Ingentec Corp.	33,150	127,298
Innolux Corp.	8,597,585	3,910,053
Integrated Service Technology, Inc.	38,000	125,322
International Games System Co. Ltd.	96,000	2,232,121
Inventec Corp. (c)	2,801,000	3,560,039
Security Description	Shares	Value
ITE Technology, Inc.	37,000	$155,455
J&V Energy Technology Co. Ltd.	118,000	536,646
Jentech Precision Industrial Co. Ltd. (c)	86,099	2,530,913
Ji-Haw Industrial Co. Ltd. (b)	86,000	40,148
JMicron Technology Corp. (b)	22,534	19,003
JPP Holding Co. Ltd.	67,101	287,987
Kaimei Electronic Corp.	38,640	66,917
Kaori Heat Treatment Co. Ltd.	109,000	728,801
KEE TAI Properties Co. Ltd.	2,630,060	1,132,742
Kenmec Mechanical Engineering Co. Ltd. (b) (c)	250,172	499,553
Kerry TJ Logistics Co. Ltd.	2,445,373	2,772,933
KGI Financial Holding Co. Ltd.	29,254,968	15,110,992
Kindom Development Co. Ltd. (c)	2,683,900	4,300,383
King Slide Works Co. Ltd.	37,000	1,838,717
King Yuan Electronics Co. Ltd. (c)	717,000	1,893,860
Kinsus Interconnect Technology Corp.	133,000	324,464
Kuo Yang Construction Co. Ltd.	2,062,734	1,313,962
L&K Engineering Co. Ltd. (c)	221,557	1,551,450
Largan Precision Co. Ltd.	57,000	4,042,918
Leader Electronics, Inc. (b)	218,547	79,974
Leadtrend Technology Corp.	152,233	238,878
Lin BioScience, Inc. (b)	45,397	183,215
Lingsen Precision Industries Ltd. (c)	336,000	146,230
Lite-On Technology Corp.	3,298,014	9,029,124
Longchen Paper & Packaging Co. Ltd. (b)	5,498,467	1,689,161
Lotes Co. Ltd. (c)	57,804	2,393,811
Lotus Pharmaceutical Co. Ltd.	27,000	180,529
LuxNet Corp. (c)	113,549	576,252
M3 Technology, Inc.	57,000	190,558
M31 Technology Corp. (c)	40,360	707,462
Machvision, Inc.	15,597	221,019
Macroblock, Inc.	30,000	61,170
Macronix International Co. Ltd. (c)	520,221	324,330
Makalot Industrial Co. Ltd. (c)	37,404	345,285
Materials Analysis Technology, Inc.	48,000	238,536
MediaTek, Inc.	2,141,969	89,672,070
Medigen Biotechnology Corp. (b)	114,248	109,250
Medigen Vaccine Biologics Corp. (b)	161,886	235,253
Mega Financial Holding Co. Ltd.	16,785,561	20,171,490
Merida Industry Co. Ltd.	19,100	86,576
Microbio Co. Ltd. (b)	221,620	173,545
Micro-Star International Co. Ltd.	125,000	609,894

See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
momo.com, Inc.	64,356	$673,555
Mosel Vitelic, Inc. (b)	759	615
Motech Industries, Inc.	130,796	78,787
MPI Corp. (c)	91,000	1,792,455
MSSCORPS Co. Ltd. (c)	105,408	415,886
Namchow Holdings Co. Ltd.	2,610,000	3,729,975
Nan Ya Plastics Corp.	9,832,128	8,883,784
Nan Ya Printed Circuit Board Corp. (c)	95,000	288,984
Nantex Industry Co. Ltd.	64,000	56,767
Nanya Technology Corp. (b) (c)	2,249,982	2,534,427
New Era Electronics Co. Ltd. (c)	70,000	187,004
Newmax Technology Co. Ltd. (b)	75,654	51,496
Nexcom International Co. Ltd. (c)	2,273,638	5,396,060
Novatek Microelectronics Corp. (c)	562,904	9,239,746
Nuvoton Technology Corp. (c)	113,000	263,420
OBI Pharma, Inc. (b)	61,784	108,672
Oneness Biotech Co. Ltd. (b)	163,659	318,914
Optimax Technology Corp. (c)	225,000	198,554
Orient Semiconductor Electronics Ltd. (c)	348,000	330,680
Pacific Hospital Supply Co. Ltd.	74,782	208,338
Pan Jit International, Inc.	136,900	208,633
Parade Technologies Ltd.	50,000	850,840
Pegatron Corp.	2,612,686	6,602,044
PharmaEssentia Corp. (b)	277,518	4,329,624
Pharmally International Holding Co. Ltd. (b) (e)	23,076	—
Pharmosa Biopharm, Inc. (b)	33,670	49,842
Phihong Technology Co. Ltd. (b)	93,402	74,829
Phison Electronics Corp. (c)	25,000	396,055
Pihsiang Machinery Manufacturing Co. Ltd. (b) (e)	51,000	—
Polaris Group (b)	269,324	300,533
Pou Chen Corp.	9,840,674	10,462,338
Powerchip Semiconductor Manufacturing Corp. (b) (c)	2,550,519	1,167,620
Powertech Technology, Inc. (c)	2,624,285	9,642,731
Poya International Co. Ltd.	16,321	234,965
President Chain Store Corp.	194,000	1,466,576
Princeton Technology Corp.	267,000	107,757
Progate Group Corp. (c)	88,754	366,216
Promate Electronic Co. Ltd. (c)	2,614,000	5,353,573
Promos Technologies, Inc. (b) (e)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	61,471
PSS Co. Ltd.	22,495	91,803
Quanta Computer, Inc. (c)	3,367,975	22,772,694
Quanta Storage, Inc.	48,000	122,159
Security Description	Shares	Value
Quintain Steel Co. Ltd. (b)	144,436	$46,764
Radiant Opto-Electronics Corp.	51,000	276,485
RDC Semiconductor Co. Ltd. (b) (c)	43,260	188,923
Realtek Semiconductor Corp. (c)	287,000	4,520,774
Ruby Tech Corp. (c)	106,090	157,525
Ruentex Development Co. Ltd.	417,150	440,990
Sampo Corp.	4,843,479	4,084,554
Sanyang Motor Co. Ltd. (c)	365,000	772,818
Scientech Corp. (c)	51,000	422,408
SciVision Biotech, Inc. (c)	107,000	348,046
SDI Corp. (c)	83,000	201,985
Sea Sonic Electronics Co. Ltd.	39,000	92,207
Senhwa Biosciences, Inc. (b)	54,000	61,965
Sensortek Technology Corp. (c)	13,000	76,741
Sesoda Corp. (c)	2,029,174	2,194,032
Shanghai Commercial & Savings Bank Ltd. (c)	3,052,068	4,136,528
ShenMao Technology, Inc.	116,000	206,478
Shieh Yih Machinery Industry Co. Ltd. (c)	184,000	183,986
Shih Wei Navigation Co. Ltd. (b) (c)	2,225,265	1,209,729
Shihlin Electric & Engineering Corp. (c)	164,000	723,620
Shin Kong Financial Holding Co. Ltd. (b) (c)	14,859,408	5,459,974
Shinfox Energy Co. Ltd. (c)	116,626	294,002
Shiny Brands Group Co. Ltd.	31,625	139,540
Silicon Integrated Systems Corp. (c)	157,300	242,091
Silicon Motion Technology Corp. ADR	36,771	1,859,142
Sinbon Electronics Co. Ltd.	131,710	1,009,568
Sincere Navigation Corp. (c)	176,000	130,400
Sino-American Silicon Products, Inc.	191,000	647,165
Sinon Corp.	2,979,000	3,759,359
SinoPac Financial Holdings Co. Ltd.	29,436,060	19,725,995
Sinphar Pharmaceutical Co. Ltd.	2,282,868	2,138,309
Sitronix Technology Corp.	46,000	266,697
Softstar Entertainment, Inc. (b) (c)	59,295	92,686
Solar Applied Materials Technology Corp. (c)	2,590,736	4,603,672
Stark Technology, Inc. (c)	2,365,747	9,690,282
SunMax Biotechnology Co. Ltd.	20,000	230,404
Sunonwealth Electric Machine Industry Co. Ltd. (c)	181,000	478,088
Sunplus Innovation Technology, Inc.	79,000	333,107

See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sunplus Technology Co. Ltd. (b)	132,000	$96,408
Supreme Electronics Co. Ltd. (c)	4,950,520	8,111,085
T3EX Global Holdings Corp.	36,000	80,777
TA Chen Stainless Pipe	2,589,874	3,841,617
Ta Ya Electric Wire & Cable (c)	4,185,417	4,941,446
TA-I Technology Co. Ltd.	60,000	84,753
TaiMed Biologics, Inc. (b)	138,219	366,336
Taimide Tech, Inc.	428,950	733,811
Tainan Enterprises Co. Ltd. (c)	2,267,589	2,410,839
Tainergy Tech Co. Ltd. (b)	245,000	81,906
Taishin Financial Holding Co. Ltd. (c)	27,979,020	14,494,064
TaiSol Electronics Co. Ltd. (c)	50,000	78,157
Taisun Enterprise Co. Ltd. (b) (c)	4,861,284	2,979,508
Taiwan Cogeneration Corp. (c)	2,951,728	3,653,822
Taiwan Cooperative Financial Holding Co. Ltd.	6,181,749	4,477,707
Taiwan FU Hsing Industrial Co. Ltd.	2,528,000	3,951,606
Taiwan Glass Industry Corp. (b) (c)	314,000	151,787
Taiwan Land Development Corp. (b) (e)	3,962,750	—
Taiwan Mask Corp. (c)	65,000	73,707
Taiwan Mobile Co. Ltd.	499,000	1,750,877
Taiwan Navigation Co. Ltd.	190,000	173,104
Taiwan Paiho Ltd.	2,451,433	4,658,849
Taiwan Puritic Corp.	28,387	248,795
Taiwan Sakura Corp.	2,638,726	7,216,213
Taiwan Semiconductor Co. Ltd.	82,000	115,582
Taiwan Semiconductor Manufacturing Co. Ltd.	27,455,912	752,499,960
Taiwan Surface Mounting Technology Corp.	62,000	197,937
Taiwan Taxi Co. Ltd.	45,000	178,225
Taiwan TEA Corp. (b) (c)	5,167,913	2,747,193
Taiwan Union Technology Corp.	260,612	1,216,621
Taiyen Biotech Co. Ltd.	2,604,500	2,518,017
Tatung Co. Ltd. (b) (c)	847,000	1,038,262
TCC Group Holdings Co. Ltd. (c)	11,059,662	10,675,767
TCI Co. Ltd.	28,724	125,874
Teco Electric & Machinery Co. Ltd.	135,000	199,232
Thunder Tiger Corp. (b)	387,584	724,914
Tong Hsing Electronic Industries Ltd.	14,040	46,726
Transasia Airways Corp. (b) (e)	361,784	—
Tripod Technology Corp.	856,079	5,053,580
TrueLight Corp. (b)	322,100	377,857
Tul Corp. (b)	48,000	94,258
Security Description	Shares	Value
Tung Thih Electronic Co. Ltd.	25,300	$53,568
UDE Corp. (c)	86,000	224,049
Ultra Chip, Inc. (c)	77,000	147,263
U-Ming Marine Transport Corp. (c)	259,000	502,360
Unimicron Technology Corp. (c)	2,048,000	5,705,594
Uni-President Enterprises Corp.	5,454,993	13,225,719
United Alloy-Tech Co. (b)	166,000	253,981
United Microelectronics Corp. ADR (c)	3,426,019	24,496,036
United Orthopedic Corp.	68,000	177,360
United Renewable Energy Co. Ltd. (b)	120,544	33,075
Unity Opto Technology Co. Ltd. (b) (e)	12,759	—
UPI Semiconductor Corp.	18,156	99,522
Vactronics Technologies, Inc.	138,619	229,623
Vanguard International Semiconductor Corp. (c)	571,956	1,603,768
Via Technologies, Inc. (c)	169,000	383,784
Visco Vision, Inc.	32,000	155,169
VisEra Technologies Co. Ltd.	14,474	95,251
Visual Photonics Epitaxy Co. Ltd. (c)	310,151	1,060,226
Vizionfocus, Inc.	22,070	133,607
Voltronic Power Technology Corp.	45,000	2,073,639
Wafer Works Corp.	236,105	150,399
Waffer Technology Corp. (c)	95,224	138,810
Walsin Lihwa Corp. (c)	2,404,327	1,665,523
Walsin Technology Corp.	100,000	260,523
Wan Hai Lines Ltd. (c)	913,450	2,151,398
Ways Technical Corp. Ltd. (b)	102,000	72,654
Wei Chuan Foods Corp.	2,538,000	1,337,700
Wei Mon Industry Co. Ltd. (b) (e)	240,450	—
Weikeng Industrial Co. Ltd. (c)	2,685,199	2,717,346
Weltrend Semiconductor	54,000	81,319
Win Semiconductors Corp. (b) (c)	161,000	477,630
Winbond Electronics Corp. (b) (c)	2,794,942	1,477,336
WinWay Technology Co. Ltd. (c)	30,025	864,510
Wisdom Marine Lines Co. Ltd. (c)	279,000	590,730
Wistron Corp. (c)	4,198,476	12,050,742
Wiwynn Corp. (c)	84,733	4,172,531
XinTec, Inc. (c)	174,000	746,781
Yageo Corp.	230,237	3,335,411
Yang Ming Marine Transport Corp. (c)	2,408,000	5,395,835
Yao Sheng Electronic Co. Ltd. (c)	92,000	264,342

See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yieh Phui Enterprise Co. Ltd. (c)	2,116,085	$962,364
Young Optics, Inc. (b)	43,000	68,380
Yuanta Financial Holding Co. Ltd.	8,128,056	8,188,645
Yulon Finance Corp.	17,257	54,834
Yulon Motor Co. Ltd. (c)	341,000	425,704
Zeng Hsing Industrial Co. Ltd.	75,579	240,150
Zenitron Corp. (c)	5,242,000	5,186,347
Zhen Ding Technology Holding Ltd.	39,000	121,572
ZillTek Technology Corp.	24,000	178,179
		1,882,869,802
THAILAND — 1.6%
Advanced Info Service PCL	2,540,242	20,591,497
Airports of Thailand PCL (c)	6,932,300	7,713,908
All Energy & Utilities PCL (b)	45,000	119
Asset World Corp. PCL	848,500	61,527
B Grimm Power PCL (c)	483,500	145,371
Bangkok Commercial Asset Management PCL	268,086	47,019
Bangkok Dusit Medical Services PCL Class F	2,089,900	1,342,957
Bangkok Expressway & Metro PCL (c)	43,373,643	6,903,985
Bangkok Land PCL	28,348,000	350,955
Banpu PCL	14,625,017	1,776,126
BEC World PCL	862,600	96,621
Berli Jucker PCL (c)	205,400	136,832
BTS Group Holdings PCL (b)	1,310,500	198,941
Bumrungrad Hospital PCL	263,500	1,277,694
Central Pattana PCL	2,096,000	2,903,817
Central Plaza Hotel PCL (c)	1,570,700	1,331,102
Central Retail Corp. PCL (c)	2,077,900	1,531,245
CH Karnchang PCL (c)	248,748	101,186
Charoen Pokphand Foods PCL	709,800	497,959
CP ALL PCL	7,127,786	10,400,159
CPN Retail Growth Leasehold REIT (c)	510,400	177,530
Delta Electronics Thailand PCL	5,463,900	10,589,578
Ditto Thailand PCL	302,160	97,083
Electricity Generating PCL	1,343,073	3,632,335
Energy Absolute PCL (b) (c)	5,755,000	349,456
Forth Corp. PCL	512,000	99,608
Global Power Synergy PCL (c)	318,500	251,139
Gulf Energy Development PCL (c)	5,001,720	7,334,873
Hana Microelectronics PCL	253,300	118,717
Indorama Ventures PCL	1,271,100	730,625
IRPC PCL (c)	32,863,658	881,531
Jasmine International PCL (b) (c)	9,782,867	435,435
Jasmine Technology Solution PCL (b)	3,700	2,836
Security Description	Shares	Value
Kasikornbank PCL	2,355,600	$11,213,836
KCE Electronics PCL	43,900	20,316
Krung Thai Bank PCL	1,831,100	1,300,796
Land & Houses PCL	2,733,200	341,600
Minor International PCL	1,355,918	1,049,163
Muangthai Capital PCL (c)	492,500	529,882
Precious Shipping PCL	758,500	138,621
Pruksa Holding PCL	1,048,900	153,973
PSG Corp. PCL (b)	17,151,700	96,060
PTT Exploration & Production PCL	3,003,551	10,314,331
PTT Global Chemical PCL (c)	1,056,500	535,646
PTT PCL	14,952,499	14,104,052
Quality Houses PCL	9,706,383	440,614
Regional Container Lines PCL (c)	222,600	154,196
Sansiri PCL (c)	10,085,933	422,167
SCB X PCL	1,800,062	6,526,386
Siam Cement PCL (c)	1,048,227	4,820,145
Singer Thailand PCL (b)	247,100	43,338
Sri Trang Agro-Industry PCL (c)	769,500	326,626
Sri Trang Gloves Thailand PCL (c)	2,029,500	424,744
Srisawad Corp. PCL	584,970	461,251
Thai Airways International PCL (b) (e)	1,250,900	61,208
Thai Beverage PCL	12,183,500	4,622,859
Thai Oil PCL	3,522,342	2,543,770
Thaicom PCL (b)	1,573,600	468,485
Tisco Financial Group PCL (c)	3,111,380	9,079,635
TMBThanachart Bank PCL (c)	153,992,849	8,896,860
True Corp. PCL (b) (c)	11,387,165	3,927,187
		165,127,513
TURKEY — 1.0%
AG Anadolu Grubu Holding AS	75,244	585,238
Akbank TAS	4,601,911	6,334,254
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (b)	3,495,871	180,502
Akfen Yenilenebilir Enerji AS (b)	472,496	203,759
AKIS Gayrimenkul Yatirimi AS REIT	2,551,443	466,462
Anadolu Efes Biracilik Ve Malt Sanayii AS	664,792	2,926,397
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	65,883	102,573
Aselsan Elektronik Sanayi Ve Ticaret AS	969,731	3,062,961
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	195,869	586,158
Bera Holding AS (b)	1,185,515	512,804
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	494,836	44,060
BIM Birlesik Magazalar AS	515,927	6,228,187

See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Biotrend Cevre VE Enerji Yatirimlari AS (b)	427,580	$205,566
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	41,725	408,069
Borusan Yatirim ve Pazarlama AS	5,020	255,362
Can2 Termik AS (b)	1,871,752	77,907
Cimsa Cimento Sanayi VE Ticaret AS	123,535	167,598
Coca-Cola Icecek AS	201,845	284,208
CW Enerji Muhendislik Ticaret VE Sanayi AS	295,770	130,898
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b) (c)	592,173	1,687,693
Dogan Sirketler Grubu Holding AS	5,697,069	2,387,771
EGE Endustri VE Ticaret AS	657	162,518
Enka Insaat ve Sanayi AS	677,779	1,136,469
Eregli Demir ve Celik Fabrikalari TAS	5,950,043	3,529,876
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	283,485	217,616
Ford Otomotiv Sanayi AS	173,340	4,835,771
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	122,943	143,605
Global Yatirim Holding AS	851,067	165,459
Gubre Fabrikalari TAS (b)	67,838	470,002
Haci Omer Sabanci Holding AS	2,178,009	4,822,457
Hektas Ticaret TAS (b)	623,397	54,194
Investco Holding AS (b)	10,536	61,478
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	651,807	279,540
Is Yatirim Menkul Degerler AS	520,673	552,217
Izmir Demir Celik Sanayi AS (b)	818,090	105,817
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	117,631	106,599
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	286,185	221,046
Kiler Holding AS (b)	129,384	81,802
Kimteks Poliuretan Sanayi VE Ticaret AS	162,221	75,213
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	621,657	121,678
KOC Holding AS	1,890,323	8,146,860
Kontrolmatik Enerji Ve Muhendislik AS	280,959	217,305
Koza Polyester Sanayi VE Ticaret AS (b)	705,861	97,250
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	316,336	316,667
Logo Yazilim Sanayi Ve Ticaret AS	85,765	274,961
Security Description	Shares	Value
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	419,324	$309,299
MIA Teknoloji AS (b)	339,813	411,067
Migros Ticaret AS	34,089	444,744
MLP Saglik Hizmetleri AS (b) (d)	142,746	1,192,049
Nuh Cimento Sanayi AS	37,488	259,975
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	1,176,452	157,128
Otokar Otomotiv Ve Savunma Sanayi AS	25,307	329,169
Oyak Cimento Fabrikalari AS (b)	1,157,375	928,089
Oyak Yatirim Menkul Degerler AS (b)	227,999	172,500
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	1,150,708	348,302
Parsan Makina Parcalari Sanayii AS (b)	62,734	134,689
Pasifik Gayrimenkul Yatirim Ortakligi REIT	7,658,528	326,837
Pegasus Hava Tasimaciligi AS (b)	181,392	1,231,651
Politeknik Metal Sanayi ve Ticaret AS (b)	901	148,227
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	3,159,524	1,273,456
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	978,436	446,943
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	413,974	229,015
Sasa Polyester Sanayi AS (b)	7,161,808	705,611
SDT Uzay VE Savunma Teknolojileri AS	21,497	111,845
Selcuk Ecza Deposu Ticaret ve Sanayi AS	178,326	304,881
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	2,355,562	179,955
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	17,706	1,553
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	185,649	157,673
Sok Marketler Ticaret AS	100,437	96,891
Tofas Turk Otomobil Fabrikasi AS	50,783	239,866
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	397,930	636,306
Tukas Gida Sanayi ve Ticaret AS (b)	715,749	38,842
Turk Altin Isletmeleri AS (b)	558,231	425,876
Turk Hava Yollari AO (b)	1,072,397	8,785,913
Turk Telekomunikasyon AS (b)	629	814
Turk Traktor ve Ziraat Makineleri AS	16,133	347,010
Turkcell Iletisim Hizmetleri AS	1,877,288	4,737,698
Turkiye Garanti Bankasi AS	964,805	2,999,111
Turkiye Halk Bankasi AS (b)	416,034	233,223

See accompanying notes to financial statements.
79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Turkiye Is Bankasi AS Class C	12,663,874	$4,090,044
Turkiye Petrol Rafinerileri AS	1,422,332	5,170,720
Turkiye Sigorta AS	1,334,830	635,763
Turkiye Sinai Kalkinma Bankasi AS (b)	917,308	265,815
Turkiye Sise ve Cam Fabrikalari AS	109,775	111,567
Turkiye Vakiflar Bankasi TAO Class D (b)	709,973	448,125
Ulker Biskuvi Sanayi AS (b)	813,629	2,584,905
Yapi ve Kredi Bankasi AS	5,057,650	3,202,980
Yeni Gimat Gayrimenkul Ortakligi AS REIT	146,664	300,203
YEO Teknoloji Enerji VE Endustri AS (b)	193,530	263,833
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	2,006,077	1,039,496
Zorlu Enerji Elektrik Uretim AS (b)	651,367	60,229
		99,554,715
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	4,716,626	13,996,875
Abu Dhabi Islamic Bank PJSC	1,162,084	5,074,755
Abu Dhabi National Energy Co. PJSC	879,430	840,391
Abu Dhabi National Oil Co. for Distribution PJSC	3,169,877	2,934,232
Abu Dhabi Ports Co. PJSC (b)	731,789	864,667
ADNOC Drilling Co. PJSC	2,327,065	3,256,453
Adnoc Gas PLC	1,675,653	1,459,847
Agthia Group PJSC	108,237	126,712
Air Arabia PJSC	8,497,117	7,171,441
Ajman Bank PJSC	4,295,014	1,847,544
AL Seer Marine Supplies & Equipment Co. LLC (b)	568,261	478,057
Al Waha Capital PJSC	1,629,675	661,090
Aldar Properties PJSC	7,128,381	16,340,907
Amanat Holdings PJSC	803,190	251,472
Americana Restaurants International PLC - Foreign Co.	1,412,863	819,319
Amlak Finance PJSC (b)	810,539	185,585
Apex Investment Co. PSC (b)	1,326,878	1,455,825
Arabtec Holding PJSC (b) (e)	504,845	—
Burjeel Holdings PLC	550,402	212,785
Dana Gas PJSC (b)	4,050,981	866,874
Deyaar Development PJSC	4,086,437	1,012,417
Dubai Electricity & Water Authority PJSC	10,117,841	6,803,901
Dubai Financial Market PJSC	3,459,365	1,252,625
Dubai Investments PJSC	2,934,528	1,893,476
Dubai Islamic Bank PJSC	3,255,724	6,355,356
Emaar Properties PJSC	6,846,797	24,885,242
Emirates NBD Bank PJSC	2,459,288	13,524,896
Emirates Telecommunications Group Co. PJSC	3,978,951	18,307,475
Security Description	Shares	Value
EMSTEEL Building Materials PJSC (b)	490,400	$152,205
Eshraq Investments PJSC (b)	4,953,241	515,141
Fertiglobe PLC	1,359,777	784,832
First Abu Dhabi Bank PJSC	5,597,739	21,061,721
Ghitha Holding PJSC (b)	66,373	325,265
Gulf General Investment Co. (b) (e)	638,957	—
Gulf Navigation Holding PJSC (b)	520,839	794,081
Invest bank PSC (b) (e)	76,929	4,712
Modon Holding PSC (b)	2,566,343	1,977,308
Multiply Group PJSC (b)	4,117,793	1,860,997
National Central Cooling Co. PJSC (b)	4,040,053	2,969,778
NMDC Group PJSC	270,595	1,760,722
Orascom Construction PLC	33,435	191,777
RAK Properties PJSC (b)	6,742,015	2,459,618
Ras Al Khaimah Ceramics PJSC	380,008	266,923
Shuaa Capital PSC (b)	7,873,411	478,014
Space42 PLC (b)	576,152	254,112
Union Properties PJSC (b)	2,896,981	441,679
Yalla Group Ltd. ADR (b)	86,333	450,658
		169,629,762
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (b) (c)	10,368	686,569
Bit Digital, Inc. (b)	42,156	85,155
CBAK Energy Technology, Inc. (b) (c)	215,944	172,129
HUUUGE, Inc. (b) (d)	74,069	365,570
JBS SA	1,001,329	7,187,003
JS Global Lifestyle Co. Ltd. (b) (d)	1,167,500	297,116
Legend Biotech Corp. ADR (b) (c)	77,094	2,615,799
Seanergy Maritime Holdings Corp. (c)	16,203	103,699
Titan Cement International SA	62,880	2,886,728
		14,399,768
TOTAL COMMON STOCKS (Cost $9,097,995,174)		10,333,053,016

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Itausa SA (expiring 04/11/25) (b) (Cost $0)	149,258	77,917
WARRANTS — 0.0% (a)
GREECE — 0.0% (a)
Diana Shipping, Inc. (expiring 12/14/26) (b)	13,092	1,427

See accompanying notes to financial statements.
80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd. (expiring 06/26/26) (b)	75,600	$341
Frontken Corp. Bhd. (expiring 05/03/26) (b)	348,950	15,334
GDEX Bhd. (expiring 01/04/28) (b)	160,612	1,267
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (b)	179,301	2,424
NEXG Bhd. (expiring 02/17/28) (b)	2,525,250	62,598
SKP Resources Bhd. (expiring 04/25/26) (b)	108,980	245
Supermax Corp. Bhd. (expiring 03/01/30) (b)	199,450	8,540
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	293,315	13,550
VS Industry Bhd. (expiring 09/05/26) (b)	847,330	15,276
		119,575
THAILAND — 0.0% (a)
Energy Absolute PCL (expiring 02/13/28) (b)	941,566	6,661
Jasmine International PCL (expiring 10/10/31) (b)	4,806,333	43,920
Srisawad Corp. PCL (expiring 08/29/25) (b)	9,740	52
VGI PCL (expiring 05/23/27) (b)	70,080	103
		50,736
TOTAL WARRANTS (Cost $7,872)		171,738
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	55,586,780	55,586,780
State Street Navigator Securities Lending Portfolio II (i) (j)	269,198,406	269,198,406
TOTAL SHORT-TERM INVESTMENTS (Cost $324,785,186)		324,785,186
TOTAL INVESTMENTS — 102.9% (Cost $9,422,788,232)		10,658,087,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(303,606,266)
NET ASSETS — 100.0%		$10,354,481,591

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $282,960, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	810	06/20/2025	$46,054,616	$44,987,400	$(1,067,216)

During the period ended March 31, 2025, the average notional value related to futures contracts was $85,219,071.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,171,274,509	$161,495,547	$282,960	$10,333,053,016
Rights	77,917	—	—	77,917
Warrants	171,738	—	—	171,738
Short-Term Investments	324,785,186	—	—	324,785,186
TOTAL INVESTMENTS	$10,496,309,350	$161,495,547	$282,960	$10,658,087,857
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,067,216)	$—	$—	$(1,067,216)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,067,216)	$—	$—	$(1,067,216)
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	23.1%
Information Technology	18.8
Consumer Discretionary	14.0
Communication Services	9.2
Industrials	8.0
Materials	7.2
Consumer Staples	5.2
Energy	4.5
Health Care	4.3
Utilities	3.2
Real Estate	2.3
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	70,193,807	$70,193,807	$378,163,904	$392,770,931	$—	$—	55,586,780	$55,586,780	$1,617,555
State Street Navigator Securities Lending Portfolio II	197,452,962	197,452,962	797,347,480	725,602,036	—	—	269,198,406	269,198,406	611,063
Total		$267,646,769	$1,175,511,384	$1,118,372,967	$—	$—		$324,785,186	$2,228,618
See accompanying notes to financial statements.
82

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 0.8%
Glencore PLC (a)	808,308	$2,924,437
Rio Tinto PLC	87,204	5,162,501
		8,086,938
AUSTRIA — 0.6%
Addiko Bank AG	955	19,961
Agrana Beteiligungs AG	958	11,331
AMAG Austria Metall AG (b)	247	7,017
ams-OSRAM AG (a)	7,945	69,163
ANDRITZ AG	5,779	322,736
AT&S Austria Technologie & Systemtechnik AG (a)	1,943	27,159
BAWAG Group AG (b)	6,509	667,947
CA Immobilien Anlagen AG	3,640	88,075
CPI Europe AG (a)	2,426	44,130
DO & Co. AG (a)	699	123,075
Erste Group Bank AG	24,634	1,695,568
EVN AG	3,162	73,265
FACC AG (a)	1,426	11,337
Flughafen Wien AG	267	15,632
Kontron AG	3,839	91,812
Lenzing AG (a)	1,447	42,281
Mayr Melnhof Karton AG	712	60,605
Mondi PLC	31,382	464,810
Oesterreichische Post AG	2,631	88,813
OMV AG	11,621	596,268
Palfinger AG	979	29,663
PIERER Mobility AG	716	14,195
Porr AG	1,926	54,612
Raiffeisen Bank International AG	10,635	272,494
Rosenbauer International AG (a)	239	9,733
Schoeller-Bleckmann Oilfield Equipment AG	940	35,996
Semperit AG Holding	750	11,942
Strabag SE	3,392	242,193
Telekom Austria AG	6,754	63,035
UBM Development AG (a)	239	5,163
UNIQA Insurance Group AG	9,174	97,116
Verbund AG	5,299	374,635
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,113	136,692
voestalpine AG	8,943	217,355
Wienerberger AG	9,183	304,330
Zumtobel Group AG	2,182	10,866
		6,401,005
BELGIUM — 1.5%
Ackermans & van Haaren NV	1,718	370,786
Aedifica SA REIT	3,839	258,973
Ageas SA	14,228	850,679
AGFA-Gevaert NV (a) (c)	8,946	8,910
Anheuser-Busch InBev SA	83,550	5,137,073
Security Description	Shares	Value
Ascencio REIT	268	$12,839
Atenor (a)	248	765
Azelis Group NV	12,765	223,792
Banque Nationale de Belgique	4	1,439
Barco NV	5,571	70,950
Bekaert SA	2,873	102,661
Biocartis Group NV (a) (b) (d)	1,354	—
bpost SA (c)	7,724	12,065
Care Property Invest NV REIT (c)	3,840	50,025
Cie d'Entreprises CFE	496	4,088
Cie du Bois Sauvage SA	26	6,684
Cofinimmo SA REIT	2,897	191,046
Colruyt Group NV	3,389	139,110
Deceuninck NV (c)	5,575	13,128
Deme Group NV	488	68,528
D'ieteren Group	1,718	294,884
Econocom Group SA NV	7,024	13,657
Elia Group SA (c)	2,682	232,202
EVS Broadcast Equipment SA	943	38,250
Exmar NV	648	8,078
Fagron	5,573	114,018
Financiere de Tubize SA (c)	1,695	230,698
Floridienne SA	8	5,703
Fluxys Belgium SA	481	10,859
Galapagos NV (a) (c)	3,394	85,276
Gimv NV	1,856	78,991
Greenyard NV	1,424	8,306
Groupe Bruxelles Lambert NV	6,777	503,652
Home Invest Belgium SA REIT	510	9,894
Immobel SA	262	4,839
Ion Beam Applications	1,708	20,073
KBC Ancora	3,169	192,039
KBC Group NV	18,143	1,646,239
Kinepolis Group NV (c)	1,193	41,624
Lotus Bakeries NV	33	292,659
Melexis NV (c)	1,675	93,724
Montea NV REIT	1,677	119,559
Nextensa SA REIT	239	10,353
Nyxoah SA (a)	942	6,614
Ontex Group NV (a) (c)	5,287	48,487
Orange Belgium SA (a)	971	15,943
Proximus SADP (c)	12,332	90,916
Recticel SA (c)	3,149	34,492
Retail Estates NV REIT	1,199	78,098
Shurgard Self Storage Ltd. REIT	2,418	87,238
Sipef NV	481	31,798
Sofina SA	1,233	314,325
Solvay SA (c)	5,792	205,214
Syensqo SA	6,017	407,978
Tessenderlo Group SA (c)	1,673	44,547
TINC Comm VA	1,713	19,466
UCB SA	10,120	1,779,123
Umicore SA	15,480	159,690
Unifiedpost Group SA (a)	1,943	8,101

See accompanying notes to financial statements.
83

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Van de Velde NV	471	$15,721
VGP NV	1,182	102,527
Warehouses De Pauw CVA REIT	14,703	348,138
Wereldhave Belgium Comm VA REIT	230	13,068
X-Fab Silicon Foundries SE (a) (b) (c)	3,890	15,690
Xior Student Housing NV REIT	2,416	71,769
		15,478,061
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	12,570	54,028
Himalaya Shipping Ltd. (a)	1,229	6,813
Northern Ocean Ltd. (a)	8,700	5,294
		66,135
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC (a) (c)	19,815	50,232
BRAZIL — 0.1%
Pluxee NV	6,521	132,680
Yara International ASA	13,321	399,454
		532,134
CANADA — 0.0% (e)
International Petroleum Corp. (a)	8,188	121,209
CHILE — 0.1%
Antofagasta PLC	31,466	677,657
CHINA — 0.5%
Prosus NV	107,757	4,955,695
CYPRUS — 0.0% (e)
ASBISc Enterprises PLC	2,924	19,483
DENMARK — 3.5%
ALK-Abello AS (a)	10,395	208,902
Alm Brand AS	69,326	166,020
Ambu AS Class B	15,218	259,887
AP Moller - Maersk AS Class A	234	400,124
AP Moller - Maersk AS Class B	369	640,315
Asetek AS (a)	9,765	1,117
Atlantic Sapphire ASA (a)	443	182
Bang & Olufsen AS (a)	7,002	13,950
Bavarian Nordic AS (a)	6,253	135,622
Better Collective AS (a) (c)	2,636	29,181
Cadeler AS (a)	17,882	86,400
Carlsberg AS Class B	7,480	949,580
cBrain AS	988	22,573
Cementir Holding NV	3,616	51,950
Chemometec AS	1,233	88,297
Coloplast AS Class B	12,563	1,315,471
D/S Norden AS	1,718	43,232
Danske Bank AS	55,099	1,795,761
Demant AS (a)	7,705	257,923
Dfds AS (a)	2,668	34,824
DSV AS	15,944	3,076,054
Security Description	Shares	Value
FLSmidth & Co. AS	4,114	$196,089
Genmab AS (a)	5,325	1,033,127
GN Store Nord AS (a)	11,120	172,354
Gubra AS (a)	516	30,930
H Lundbeck AS	22,483	112,957
H&H International AS Class B (a)	1,234	18,188
ISS AS	12,548	287,597
Jeudan AS	716	20,682
Jyske Bank AS	3,650	291,188
Matas AS	2,883	55,100
Napatech AS (a)	2,433	4,619
Netcompany Group AS (a) (b)	3,649	135,886
Nilfisk Holding AS (a)	750	9,426
NKT AS (a)	4,354	294,776
Novo Nordisk AS Class B	259,368	17,642,447
Novonesis (Novozymes) B Class B	28,577	1,659,168
NTG Nordic Transport Group AS (a)	1,229	46,710
Orsted AS (a) (b)	11,843	516,814
Pandora AS	6,736	1,027,950
Per Aarsleff Holding AS	1,459	103,087
Ringkjoebing Landbobank AS	2,159	383,554
Rockwool AS Class A	474	192,504
Rockwool AS Class B	763	313,742
Royal Unibrew AS	3,407	271,556
Scandinavian Tobacco Group AS (b)	4,123	60,054
Schouw & Co. AS	975	86,677
Solar AS Class B	460	15,951
SP Group AS	710	29,709
Spar Nord Bank AS (a)	3,851	116,254
Sparekassen Sjaelland-Fyn AS	1,426	57,811
Svitzer Group AS (a)	980	30,925
Sydbank AS	4,558	284,962
Trifork Group AG	984	11,982
Tryg AS	26,410	627,489
UIE PLC (c)	993	46,583
Vestas Wind Systems AS (a)	81,980	1,126,666
Zealand Pharma AS (a)	5,271	394,560
		37,287,439
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P	4,091	192,305
FINLAND — 1.8%
Afarak Group SE (a)	12,079	3,940
Aktia Bank OYJ	5,050	60,332
Alandsbanken Abp Class A	226	8,715
Alandsbanken Abp Class B	499	18,542
Alisa Pankki OYJ (a)	475	9,313
Alma Media OYJ	3,355	44,033
Anora Group OYJ	3,397	13,173
Aspo OYJ	1,958	10,829
Atria OYJ	722	9,515
Bittium OYJ	2,684	22,556

See accompanying notes to financial statements.
84

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CapMan OYJ Class B	12,074	$23,998
Cargotec OYJ Class B	3,361	152,483
Citycon OYJ (c)	6,012	21,301
Digia OYJ	1,181	8,496
Elisa OYJ	12,304	599,149
Enento Group OYJ (b) (c)	1,681	28,036
eQ OYJ	1,443	16,678
Etteplan OYJ (c)	750	9,681
Evli OYJ Class B	259	5,078
Finnair OYJ (c)	6,760	23,758
Fiskars OYJ Abp	3,877	61,311
Fortum OYJ (c)	35,570	580,568
F-Secure OYJ	8,911	16,883
Gofore OYJ	510	11,101
Harvia OYJ	1,679	79,257
HKFoods OYJ (a)	4,345	5,914
Huhtamaki OYJ	7,755	275,099
Incap OYJ (a) (c)	1,235	14,968
Kalmar OYJ Class B	3,165	103,950
Kamux Corp.	2,153	5,640
Kemira OYJ	9,405	203,795
Kempower OYJ (a)	1,919	25,746
Kesko OYJ Class A	7,515	151,801
Kesko OYJ Class B (c)	21,957	447,439
Kojamo OYJ (a)	14,235	129,702
Kone OYJ Class B	32,518	1,785,804
Konecranes OYJ	5,792	367,884
Lassila & Tikanoja OYJ	2,890	26,129
Lindex Group OYJ (a) (c)	9,685	32,431
Mandatum OYJ (c)	37,742	227,980
Marimekko OYJ	3,145	43,417
Metsa Board OYJ Class B	13,555	50,515
Metso OYJ (c)	51,478	528,374
Musti Group OYJ (a) (c)	452	9,985
Neste OYJ (c)	35,019	322,820
Nokia OYJ	429,156	2,243,701
Nokian Renkaat OYJ (c)	9,680	67,590
Nordea Bank Abp (c) (f)	203,460	2,586,519
Nordea Bank Abp (f)	66,131	840,787
Olvi OYJ Class A	1,223	44,521
Oma Saastopankki OYJ (a)	712	6,691
Optomed OYJ (a)	955	3,894
Oriola OYJ Class B (a)	8,911	10,762
Orion OYJ Class A	2,192	127,861
Orion OYJ Class B	8,482	502,642
Orthex OYJ	722	3,978
Outokumpu OYJ (c)	31,464	117,936
Pihlajalinna OYJ	1,435	19,996
Ponsse OYJ	940	27,314
Puuilo OYJ	6,999	85,961
QT Group OYJ (a)	1,674	135,258
Raisio OYJ Class V	9,892	25,538
Rapala VMC OYJ (a)	1,681	2,687
Relais Group OYJ	744	11,492
Remedy Entertainment OYJ (a)	739	11,176
Security Description	Shares	Value
Revenio Group OYJ	1,907	$52,323
Sampo OYJ Class A (f)	187,922	1,796,492
Sampo OYJ Class A (a) (f)	21,900	209,021
Sanoma OYJ (c)	6,498	62,751
Scanfil OYJ	1,711	17,281
Sitowise Group PLC (a)	2,201	6,419
Stora Enso OYJ Class R (c)	51,257	482,475
Suominen OYJ	2,393	5,247
Taaleri PLC	1,234	10,144
Talenom OYJ (c)	2,164	7,293
Tecnotree OYJ	694	2,481
Terveystalo OYJ (b)	7,507	93,092
TietoEVRY OYJ (c)	8,472	146,332
Tokmanni Group Corp. (c)	3,853	52,733
United Bankers OYJ	269	4,983
UPM-Kymmene OYJ (c)	43,623	1,163,903
Vaisala OYJ Class A	2,159	104,131
Valmet OYJ (c)	12,104	326,215
Verkkokauppa.com OYJ (a)	1,920	4,061
Viking Line Abp	737	15,843
Wartsila OYJ Abp	39,918	706,943
WithSecure OYJ (a)	7,740	7,709
YIT OYJ (a) (c)	13,521	32,336
		18,784,631
FRANCE — 14.0%
AB Science SA (a)	1,673	2,429
Abivax SA (a)	2,390	14,845
Accor SA	17,349	785,035
Aeroports de Paris SA	1,718	174,351
Air France-KLM (a) (c)	11,129	102,568
Air Liquide SA	47,120	8,914,460
Airbus SE	47,975	8,435,686
Alstom SA (a)	28,454	626,400
Altarea SCA REIT	478	51,737
Alten SA	2,426	234,541
Amundi SA (b)	5,082	395,250
Antin Infrastructure Partners SA	2,197	24,919
ARGAN SA REIT	1,025	67,982
Arkema SA	4,833	367,531
Aubay	722	37,435
AXA SA	150,351	6,398,924
Ayvens SA (b) (c)	17,905	156,178
Beneteau SACA	2,677	23,191
BioMerieux	4,075	502,688
BNP Paribas SA	87,041	7,231,212
Bollore SE	57,045	332,748
Bonduelle SCA (c)	982	8,189
Bouygues SA	21,955	863,492
Bureau Veritas SA	27,375	826,199
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	1,203	28,589
Caisse Regionale de Credit Agricole Mutuel Nord de France	1,205	22,453

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Canal & SA (a)	58,215	$138,260
Capgemini SE	14,013	2,089,642
Carmila SA REIT	4,133	78,128
Carrefour SA	46,885	669,530
Casino Guichard Perrachon SA (a) (c)	12,306	8,018
Christian Dior SE	437	249,005
Cie de L'Odet SE	22	33,555
Cie de Saint-Gobain SA	40,896	4,050,928
Cie des Alpes	2,630	41,818
Cie Generale des Etablissements Michelin SCA	58,223	2,038,346
Clariane SE (a) (c)	13,293	61,486
Coface SA	8,472	161,889
Covivio SA REIT	4,624	258,733
Credit Agricole SA	93,237	1,689,488
Danone SA	52,249	3,998,167
Dassault Aviation SA	1,473	485,296
Dassault Systemes SE	58,948	2,224,828
DBV Technologies SA (a)	6,027	7,331
Derichebourg SA	6,986	40,750
Edenred SE	20,313	656,947
Eiffage SA	7,485	867,149
Elior Group SA (a) (b)	12,096	33,057
Elis SA	14,763	327,551
Emeis SA (a)	5,302	62,828
Engie SA	151,309	2,947,714
Equasens	268	9,452
Eramet SA (c)	939	50,513
EssilorLuxottica SA	25,237	7,235,075
Eurazeo SE	4,101	301,676
Euroapi SA (a) (c)	4,321	12,817
Eutelsat Communications SACA (a) (c)	13,317	63,093
Exosens SAS (a)	1,790	65,412
FDJ UNITED (b)	9,649	302,888
Fnac Darty SA	990	29,783
Forvia SE (f)	12,101	98,193
Forvia SE (c) (f)	1,455	12,083
Gaztransport Et Technigaz SA	2,891	438,137
Gecina SA REIT	3,878	363,816
Getlink SE	24,859	428,301
Hermes International SCA	2,857	7,440,667
ICADE REIT	2,409	54,646
ID Logistics Group SACA (a)	238	93,837
Imerys SA	2,647	85,607
Interparfums SA	1,690	72,383
Ipsen SA	3,114	357,902
IPSOS SA	3,133	140,989
JCDecaux SE (a)	6,253	105,235
Kaufman & Broad SA	990	34,381
Kering SA	5,773	1,190,577
Klepierre SA REIT	18,102	604,603
Lagardere SA	1,423	31,050
Lectra	2,409	68,958
Security Description	Shares	Value
Legrand SA	21,282	$2,235,434
LISI SA	1,232	38,793
L'Oreal SA	19,578	7,250,649
LVMH Moet Hennessy Louis Vuitton SE	20,782	12,833,938
Maisons du Monde SA (b)	1,677	5,108
Manitou BF SA	750	14,502
Mercialys SA REIT	8,192	102,648
Mersen SA	1,476	29,241
Metropole Television SA	4,080	61,084
Neurones	705	37,011
Nexans SA	2,631	256,917
Nexity SA (a)	3,166	33,515
Opmobility	4,835	47,606
Orange SA	160,928	2,085,145
OVH Groupe SAS (a)	3,422	27,705
Pernod Ricard SA	16,107	1,587,814
Peugeot Invest SA	267	20,074
Planisware SA (a)	1,905	48,029
Publicis Groupe SA	19,295	1,807,876
Quadient SA	2,656	44,757
Remy Cointreau SA (c)	1,717	80,012
Renault SA	16,700	839,732
Rexel SA	17,882	478,654
Robertet SA	34	29,969
Rubis SCA	6,511	183,144
Safran SA	30,461	7,962,765
Sartorius Stedim Biotech	2,204	434,132
SCOR SE	13,076	376,000
SEB SA	2,395	224,688
Societe BIC SA	1,925	130,170
Societe Generale SA	65,001	2,906,162
Societe LDC SADIR	488	39,024
Sodexo SA	6,770	434,390
SOITEC (a)	2,215	117,240
Solutions 30 SE (a) (c)	5,785	9,542
Sopra Steria Group	1,233	227,886
SPIE SA	13,021	553,329
Stef SA (c)	241	31,239
Sword Group	510	16,913
Technip Energies NV	11,379	370,469
Teleperformance SE	4,569	456,429
Television Francaise 1 SA (c)	7,991	77,428
Thales SA	7,762	2,059,237
Thermador Groupe	698	50,140
Tikehau Capital SCA	3,387	69,953
TotalEnergies SE	184,490	11,889,415
Trigano SA	703	78,444
Ubisoft Entertainment SA (a)	7,973	96,072
Unibail-Rodamco-Westfield REIT (a)	8,521	717,022
Valeo SE	17,420	161,526
Vallourec SACA (a) (c)	13,740	258,992
Valneva SE (a) (c)	6,511	21,718
Veolia Environnement SA	60,436	2,072,735
Verallia SA (b)	6,300	194,631

See accompanying notes to financial statements.
86

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vetoquinol SA	251	$21,013
Vicat SACA	1,437	77,147
Vinci SA	47,358	5,949,459
Virbac SACA	418	132,974
Viridien (a)	506	38,233
Vivendi SE	58,215	173,371
Voltalia SA (a)	3,143	22,645
VusionGroup	490	104,219
Waga Energy SA (a)	714	7,867
Wavestone (c)	711	37,249
Wendel SE	2,193	210,830
Worldline SA (a) (b) (c)	18,606	113,716
		148,647,321
GABON — 0.0% (e)
BW Energy Ltd. (a)	3,651	10,726
GEORGIA — 0.0% (e)
Georgia Capital PLC (a)	2,832	56,220
Lion Finance Group PLC	2,897	204,166
TBC Bank Group PLC	4,388	233,916
		494,302
GERMANY — 14.0%
1&1 AG	2,887	47,339
7C Solarparken AG	5,545	12,459
Adesso SE	233	24,439
adidas AG	14,681	3,436,521
ADLER Group SA (a) (b)	6,771	1,748
Adtran Networks SE	1,457	31,713
AIXTRON SE	8,923	97,687
Allianz SE	31,406	11,944,915
Amadeus Fire AG	460	37,913
Aroundtown SA (a)	54,656	149,193
Atoss Software SE	741	100,054
Aurubis AG (a)	2,429	228,402
Auto1 Group SE (a) (b)	10,313	226,144
BASF SE	72,561	3,597,270
Basler AG (a)	1,181	11,099
Bayer AG	79,946	1,905,915
Bayerische Motoren Werke AG	24,169	1,923,591
Bayerische Motoren Werke AG Preference Shares	4,804	357,542
BayWa AG (a)	968	8,470
Bechtle AG	6,736	248,847
Beiersdorf AG	7,744	998,790
Bike24 Holding AG (a)	1,935	3,658
Bilfinger SE	2,677	191,430
Borussia Dortmund GmbH & Co. KGaA	5,574	18,244
BRANICKS Group AG (a)	2,890	6,031
Brenntag SE	10,363	667,169
CANCOM SE	2,669	64,696
Carl Zeiss Meditec AG	2,923	191,340
Ceconomy AG (a)	13,269	47,529
Cewe Stiftung & Co. KGaA	460	51,180
Commerzbank AG	84,996	1,925,313
Security Description	Shares	Value
CompuGroup Medical SE & Co. KGaA (f)	1,203	$29,368
CompuGroup Medical SE & Co. KGaA (a) (f)	2,389	57,805
Continental AG	8,731	608,880
Covestro AG (a)	1,260	80,846
CTS Eventim AG & Co. KGaA	4,834	481,440
Daimler Truck Holding AG	44,136	1,769,723
Dermapharm Holding SE	1,459	57,446
Deutsche Bank AG	158,392	3,733,296
Deutsche Beteiligungs AG (a)	955	24,346
Deutsche Boerse AG	15,433	4,536,107
Deutsche EuroShop AG	1,186	23,675
Deutsche Lufthansa AG	47,744	345,333
Deutsche Pfandbriefbank AG (a) (b)	10,618	61,649
Deutsche Post AG	80,874	3,448,978
Deutsche Telekom AG	291,689	10,782,127
Deutsche Wohnen SE	4,080	88,585
Deutz AG	9,443	68,750
DMG Mori AG	717	35,627
Douglas AG (a)	2,174	25,151
Dr. Ing hc F Porsche AG Preference Shares (b)	8,726	433,117
Draegerwerk AG & Co. KGaA Preference Shares	699	47,946
Duerr AG	3,865	96,609
DWS Group GmbH & Co. KGaA (b)	2,421	131,674
E.ON SE	183,079	2,760,758
Eckert & Ziegler SE	1,183	70,986
Elmos Semiconductor SE	699	43,944
ElringKlinger AG	2,172	11,015
EnBW Energie Baden-Wuerttemberg AG	1,414	109,362
Energiekontor AG	509	25,952
Evonik Industries AG	20,503	441,507
Evotec SE (a)	12,091	79,148
Fielmann Group AG	1,920	86,796
flatexDEGIRO AG	6,548	149,880
Fraport AG Frankfurt Airport Services Worldwide (a)	2,903	181,407
Freenet AG	9,652	367,416
Fresenius Medical Care AG	16,183	797,828
Fresenius SE & Co. KGaA (a)	33,875	1,440,619
FUCHS SE	2,631	95,349
FUCHS SE Preference Shares	5,534	264,937
GEA Group AG	12,794	772,543
Gerresheimer AG	2,631	199,083
GFT Technologies SE	1,205	29,157
Grand City Properties SA (a)	6,056	64,665
Grenke AG	2,182	32,008
Hamborner REIT AG	5,580	36,105
Hannover Rueck SE	4,842	1,436,772
Hapag-Lloyd AG (b)	504	75,838
Heidelberg Materials AG	10,704	1,821,667

See accompanying notes to financial statements.
87

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Heidelberger Druckmaschinen AG (a)	18,597	$22,258
Hella GmbH & Co. KGaA (c)	1,673	157,405
HelloFresh SE (a) (c)	12,827	107,714
Henkel AG & Co. KGaA	8,187	588,542
Henkel AG & Co. KGaA Preference Shares	13,241	1,050,980
Hensoldt AG	5,093	339,715
HOCHTIEF AG	1,460	247,604
Hornbach Holding AG & Co. KGaA	510	49,251
HUGO BOSS AG	3,844	144,749
Hypoport SE (a)	457	77,454
Indus Holding AG	1,447	38,060
Infineon Technologies AG	106,227	3,487,719
Instone Real Estate Group SE (b)	3,847	33,244
IONOS Group SE (a)	2,428	67,011
Jenoptik AG	4,082	84,175
JOST Werke SE (b)	970	54,695
Jungheinrich AG Preference Shares	3,650	126,483
K&S AG	15,229	207,275
KION Group AG	5,800	239,956
Kloeckner & Co. SE	5,810	46,254
Knorr-Bremse AG	5,309	479,141
Koenig & Bauer AG (a)	977	17,413
Krones AG	984	133,290
KSB SE & Co. KGaA Preference Shares	35	29,565
KWS Saat SE & Co. KGaA	740	44,684
Lanxess AG	7,247	217,703
LEG Immobilien SE	6,013	425,179
LPKF Laser & Electronics SE (a)	1,711	14,823
Medios AG (a)	1,423	18,445
Mercedes-Benz Group AG	58,560	3,427,872
Merck KGaA	10,432	1,426,611
METRO AG (a)	10,865	62,555
Mister Spex SE (a)	1,199	1,949
MLP SE	3,620	29,640
Montana Aerospace AG (a) (b)	2,198	42,283
MTU Aero Engines AG	4,355	1,506,779
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,888	6,849,737
Mutares SE & Co. KGaA	977	33,138
Nagarro SE (a)	700	55,690
Nemetschek SE	4,608	531,604
Nexus AG (a)	929	70,245
Nordex SE (a)	9,690	148,947
Norma Group SE	2,631	36,150
Patrizia SE	3,596	28,939
Pfeiffer Vacuum Technology AG	255	42,805
PNE AG	3,355	51,244
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	12,516	$467,244
ProSiebenSat.1 Media SE	11,613	72,695
Puma SE	8,446	204,272
PVA TePla AG (a) (c)	1,426	19,393
Rational AG	439	362,769
RENK Group AG	5,049	241,746
Rheinmetall AG	3,585	5,107,853
RWE AG	54,883	1,957,579
SAF-Holland SE	3,358	59,053
Salzgitter AG	1,701	43,143
SAP SE	82,996	21,911,029
Sartorius AG	234	42,869
Sartorius AG Preference Shares	2,120	489,149
Schaeffler AG (a)	19,339	79,591
Schott Pharma AG & Co. KGaA	2,672	67,943
Scout24 SE (b)	6,060	631,036
Secunet Security Networks AG	216	40,225
SFC Energy AG (a)	1,438	32,931
SGL Carbon SE (a)	4,101	14,907
Siemens AG	61,257	14,021,390
Siemens Energy AG (a)	55,293	3,215,730
Siemens Healthineers AG (b)	24,767	1,327,233
Siltronic AG	1,477	63,499
Sixt SE	973	83,189
Sixt SE Preference Shares	1,232	74,259
SMA Solar Technology AG	1,711	27,797
Softwareone Holding AG	9,153	56,278
Springer Nature AG & Co. KGaA (a)	2,398	48,957
Stabilus SE	1,935	50,478
STO SE & Co. KGaA Preference Shares	228	31,180
STRATEC SE	486	12,783
Stroeer SE & Co. KGaA	2,641	153,766
Suedzucker AG	4,564	56,646
SUSS MicroTec SE	1,478	54,522
Symrise AG	10,148	1,049,051
TAG Immobilien AG (a)	14,985	203,630
Takkt AG	2,392	21,084
Talanx AG	4,819	503,371
TeamViewer SE (a) (b)	11,329	146,239
thyssenkrupp AG	39,914	408,042
Thyssenkrupp Nucera AG & Co. KGaA (a) (b)	1,700	16,059
Tonies SE Class A (a)	5,764	34,743
Traton SE	3,879	130,312
TUI AG (a)	35,313	240,696
United Internet AG	6,537	134,094
Verbio SE	1,476	13,959
Volkswagen AG	2,201	227,767
Volkswagen AG Preference Shares	16,693	1,687,054
Vonovia SE	56,998	1,536,769
Vossloh AG	509	35,958

See accompanying notes to financial statements.
88

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Wacker Chemie AG	1,664	$136,211
Wacker Neuson SE	2,403	54,121
Washtec AG	949	39,979
Westwing Group SE (a)	307	2,898
Wuestenrot & Wuerttembergische AG	1,664	24,014
Zalando SE (a) (b)	19,319	662,780
		148,248,801
GHANA — 0.0% (e)
Tullow Oil PLC (a) (c)	90,542	18,675
GREECE — 0.0% (e)
Okeanis Eco Tankers Corp. (b)	941	20,679
HONG KONG — 0.2%
Prudential PLC	203,091	2,165,799
IRELAND — 0.5%
AIB Group PLC	165,943	1,066,548
Bank of Ireland Group PLC	76,792	899,601
C&C Group PLC	30,686	51,173
Cairn Homes PLC	53,426	110,228
COSMO Pharmaceuticals NV	709	44,636
Dalata Hotel Group PLC	14,736	82,614
Glanbia PLC	14,931	164,027
Glenveagh Properties PLC (a) (b)	47,634	77,490
Greencore Group PLC	43,049	94,017
Irish Residential Properties REIT PLC	30,695	31,200
Kerry Group PLC Class A	13,475	1,408,992
Kingspan Group PLC	12,804	1,025,560
		5,056,086
ISRAEL — 0.0% (e)
Energean PLC (c)	12,819	144,861
Plus500 Ltd.	6,047	214,174
		359,035
ITALY — 4.7%
A2A SpA	130,619	313,936
ACEA SpA	3,395	69,862
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA (c)	10,409	209,978
Anima Holding SpA (b)	13,555	102,275
Antares Vision SpA (a)	2,644	9,139
Aquafil SpA (a)	2,413	3,279
Ariston Holding NV (c)	8,919	39,597
Arnoldo Mondadori Editore SpA	12,074	27,780
Ascopiave SpA (c)	5,098	16,851
Avio SpA	1,423	26,500
Azimut Holding SpA	9,193	255,804
Banca Generali SpA	4,598	257,278
Banca IFIS SpA	2,157	50,002
Banca Mediolanum SpA	17,167	275,746
Banca Monte dei Paschi di Siena SpA	73,215	577,492
Security Description	Shares	Value
Banca Popolare di Sondrio SpA	28,590	$343,418
Banco BPM SpA	115,208	1,163,089
Banco di Desio e della Brianza SpA	3,386	29,114
BasicNet SpA	1,943	16,245
BF SpA	9,685	45,927
BFF Bank SpA (b)	14,498	119,257
Biesse SpA	964	6,763
BPER Banca SpA	80,722	628,683
Brembo NV (c)	12,293	104,717
Brunello Cucinelli SpA	2,680	305,705
Buzzi SpA	7,229	345,304
Carel Industries SpA (b) (c)	4,131	75,235
Cembre SpA (c)	268	13,389
CIR SpA-Compagnie Industriali (a)	70,335	41,711
Coca-Cola HBC AG	4,510	203,978
Credito Emiliano SpA	5,810	78,701
d'Amico International Shipping SA	3,373	12,224
Danieli & C Officine Meccaniche SpA (f)	2,892	74,037
Danieli & C Officine Meccaniche SpA (c) (f)	965	30,907
Datalogic SpA	1,713	8,290
Davide Campari-Milano NV (c)	49,088	287,077
De' Longhi SpA	5,575	183,434
DiaSorin SpA	2,175	214,973
Digital Bros SpA (a)	251	2,755
doValue SpA (a) (b) (c)	8,496	15,565
El.En. SpA (c)	3,124	30,945
Enav SpA (b)	19,824	78,118
Enel SpA	630,793	5,108,328
Eni SpA (c)	166,897	2,577,675
Equita Group SpA	2,885	13,712
ERG SpA	4,361	82,580
Esprinet SpA (a)	2,400	12,755
Eurogroup Laminations SpA (c)	6,764	16,805
Eurotech SpA (a)	1,909	1,464
Ferrari NV	9,423	3,992,098
Ferretti SpA (c)	11,603	31,271
Fila SpA	2,148	26,080
Fincantieri SpA (a) (c)	6,998	77,671
Fine Foods & Pharmaceuticals NTM	747	5,648
FinecoBank Banca Fineco SpA	49,564	974,143
Garofalo Health Care SpA (a)	2,186	11,948
Generali	90,336	3,159,673
GVS SpA (a) (b) (c)	4,835	22,562
Hera SpA	65,972	285,052
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	3,629	11,015
Industrie De Nora SpA (c)	2,407	16,159

See accompanying notes to financial statements.
89

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (b)	28,281	$299,076
Intercos SpA (c)	2,634	36,704
Interpump Group SpA (c)	6,737	238,841
Intesa Sanpaolo SpA	1,192,559	6,098,353
Iren SpA	56,226	143,093
Italgas SpA	38,464	275,677
Italian Sea Group SpA	1,000	6,535
Italmobiliare SpA (c)	1,215	30,842
Iveco Group NV	13,781	224,336
Juventus Football Club SpA (a) (c)	5,818	18,294
KME Group SpA (a)	9,156	8,802
Leonardo SpA	33,057	1,600,798
Lottomatica Group SpA	9,168	184,300
LU-VE SpA	501	15,261
Maire SpA	12,575	119,875
MARR SpA (c)	2,641	27,701
Mediobanca Banca di Credito Finanziario SpA	41,293	770,101
MFE-MediaForEurope NV Class A	13,271	47,966
MFE-MediaForEurope NV Class B	6,012	30,029
Moltiply Group SpA	1,936	83,755
Moncler SpA	18,855	1,152,783
Newlat Food SpA (a)	1,486	24,142
Nexi SpA (a) (b) (c)	45,311	240,418
OVS SpA (b)	15,920	54,445
Pharmanutra SpA (c)	239	12,818
Philogen SpA (a) (b)	735	15,760
Piaggio & C SpA (c)	14,018	28,907
Pirelli & C SpA (b)	31,150	184,191
Poste Italiane SpA (b)	38,460	682,576
Prysmian SpA	23,996	1,305,356
RAI Way SpA (b)	7,480	46,944
Recordati Industria Chimica e Farmaceutica SpA	7,996	451,730
Reply SpA (c)	1,897	309,010
Revo SpA (a)	1,233	18,247
Risanamento SpA (a)	108,297	3,381
Ryanair Holdings PLC ADR	20,570	871,551
Sabaf SpA	501	7,982
Safilo Group SpA (a) (c)	18,102	15,702
Saipem SpA (a) (c)	109,822	253,986
Salvatore Ferragamo SpA (c)	5,576	37,344
Sanlorenzo SpA (c)	1,416	44,051
Seco SpA (a) (c)	5,770	12,054
Seri Industrial SpA (a)	1,201	2,169
Sesa SpA (c)	698	51,271
Snam SpA	166,869	864,308
SOL SpA	2,889	116,558
Spaxs SpA (a) (c)	4,612	17,337
Tamburi Investment Partners SpA (c)	8,476	67,295
Technogym SpA (b)	10,413	133,965
Technoprobe SpA (a) (c)	12,586	78,310
Security Description	Shares	Value
Telecom Italia SpA (a) (f)	835,866	$280,622
Telecom Italia SpA (a) (f)	473,586	183,858
Terna - Rete Elettrica Nazionale	115,630	1,044,694
Tinexta SpA	1,475	14,364
TXT e-solutions SpA	699	23,784
UniCredit SpA	126,513	7,042,060
Unipol Assicurazioni SpA	32,857	522,444
Webuild SpA	36,530	125,008
Wiit SpA (c)	749	11,424
Wizz Air Holdings PLC (a) (b) (c)	4,321	82,656
Zignago Vetro SpA (c)	2,881	27,106
		49,844,669
JERSEY — 0.0% (e)
JTC PLC (b)	13,042	153,021
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	12,828	322,711
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	981	87,705
LUXEMBOURG — 0.3%
Aperam SA	3,392	109,555
ArcelorMittal SA	34,967	999,808
Brederode SA	966	114,782
CVC Capital Partners PLC (a) (b)	21,679	426,787
Eurofins Scientific SE (c)	10,620	564,639
Global Fashion Group SA (a)	6,289	1,990
RTL Group SA	2,875	108,385
SES SA	29,535	174,194
Zabka Group SA (a)	39,063	208,360
		2,708,500
MALTA — 0.0% (e)
Catena Media PLC (a)	3,080	746
Gentoo Media, Inc. (a)	10,166	18,561
		19,307
MEXICO — 0.0% (e)
Fresnillo PLC	14,494	175,108
MONACO — 0.0% (e)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	484	53,589
NETHERLANDS — 5.5%
Aalberts NV	7,970	268,607
ABN AMRO Bank NV (b)	42,318	884,983
Adyen NV (a) (b)	2,413	3,664,773
Aegon Ltd.	104,802	684,903
Akzo Nobel NV	13,991	856,610
Alfen NV (a) (b) (c)	1,680	22,530
AMG Critical Materials NV (c)	2,632	40,599
Arcadis NV	6,050	307,155
Argenx SE (a)	4,884	2,852,043

See accompanying notes to financial statements.
90

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ASM International NV	3,832	$1,719,477
ASML Holding NV	32,034	20,969,506
ASR Nederland NV	11,059	632,896
Basic-Fit NV (a) (b) (c)	4,125	84,037
BE Semiconductor Industries NV	6,537	672,374
Corbion NV	4,583	96,288
CTP NV (b)	9,618	172,048
Eurocommercial Properties NV REIT	4,171	112,863
Euronext NV (b)	6,743	973,843
EXOR NV	7,951	717,584
Flow Traders Ltd. (c)	2,434	71,883
Fugro NV	8,215	117,756
Havas NV (a)	55,639	79,033
Heineken Holding NV	9,641	696,711
Heineken NV	23,389	1,904,462
IMCD NV	4,833	640,308
ING Groep NV	255,925	4,973,341
JDE Peet's NV	13,076	285,602
Koninklijke Ahold Delhaize NV	76,079	2,840,161
Koninklijke BAM Groep NV	23,038	128,037
Koninklijke KPN NV	319,976	1,353,865
Koninklijke Philips NV	63,777	1,610,005
Koninklijke Vopak NV	4,377	189,594
NN Group NV	20,768	1,150,395
NSI NV REIT	1,469	34,275
OCI NV	10,414	120,367
Onward Medical NV (a)	1,183	5,520
Pharming Group NV (a) (c)	49,200	41,294
PostNL NV (c)	30,452	32,631
Randstad NV (c)	8,670	357,756
Redcare Pharmacy NV (a) (b)	1,427	183,124
SBM Offshore NV	11,133	236,789
TKH Group NV (c)	3,150	123,175
TomTom NV (a) (c)	5,334	27,150
Universal Music Group NV (f)	10,776	296,011
Universal Music Group NV (c) (f)	55,056	1,512,361
Van Lanschot Kempen NV	2,912	148,470
Wolters Kluwer NV	19,325	2,996,588
		57,889,783
NIGERIA — 0.0% (e)
Airtel Africa PLC (b)	64,797	138,502
NORWAY — 1.4%
2020 Bulkers Ltd.	1,707	18,051
ABG Sundal Collier Holding ASA	33,869	23,405
ABL Group ASA	4,599	4,104
AF Gruppen ASA	4,344	57,482
Agilyx ASA (a)	3,151	8,525
Akastor ASA (a)	11,086	13,680
Aker ASA Class A	1,950	115,134
Aker BioMarine ASA	1,226	6,587
Aker BP ASA	25,134	595,267
Security Description	Shares	Value
Aker Carbon Capture ASA	29,494	$9,418
Aker Horizons ASA (a)	17,398	2,269
Aker Solutions ASA	22,481	71,959
AKVA Group ASA (a)	721	4,763
AMSC ASA	3,864	10,087
ArcticZymes Technologies ASA (a)	4,095	6,686
Arendals Fossekompani ASA	975	11,513
Austevoll Seafood ASA	7,027	65,336
AutoStore Holdings Ltd. (a) (b)	81,395	71,353
Avance Gas Holding Ltd. (b)	2,164	2,103
Axactor ASA (a)	12,788	5,402
B2 Impact ASA	22,710	21,945
Bergenbio ASA (a)	2,414	390
BEWi ASA (a)	3,390	7,401
Bluenord ASA (a)	973	59,019
Bonheur ASA	1,683	37,064
Borregaard ASA	7,478	121,526
Bouvet ASA	7,022	49,859
BW Offshore Ltd.	7,256	20,112
Cloudberry Clean Energy ASA (a)	12,532	13,918
Crayon Group Holding ASA (a) (b)	6,762	72,148
DNB Bank ASA (f)	70,067	1,832,378
DNB Bank ASA (a) (f)	894	1,230
DNB Bank ASA (a) (f)	67	88
DNO ASA	78,271	103,647
DOF Group ASA (a)	19,004	167,317
Edda Wind ASA (a)	1,422	2,261
Elkem ASA (a) (b)	23,899	47,369
Elliptic Laboratories ASA (a)	6,063	5,237
Elmera Group ASA (b)	8,722	29,350
Elopak ASA	6,774	24,853
Endur ASA (a)	3,138	23,115
Entra ASA (a) (b)	5,335	61,075
Equinor ASA	74,869	1,980,346
Europris ASA (b)	13,057	104,174
Frontline PLC	11,841	172,760
Gjensidige Forsikring ASA	15,204	348,975
Grieg Seafood ASA	4,804	24,739
Hexagon Composites ASA (a)	8,688	16,742
Hexagon Purus ASA (a)	9,151	1,162
Hoegh Autoliners ASA	9,631	69,892
Hofseth BioCare ASA (a)	14,230	3,323
IDEX Biometrics ASA (a)	14,420	65
Kid ASA (b)	3,127	44,584
Kitron ASA	16,172	68,589
Klaveness Combination Carriers ASA (b)	1,923	11,354
Komplett ASA (a)	1,924	2,164
Kongsberg Gruppen ASA	7,030	1,024,339
Leroy Seafood Group ASA	22,197	103,709
LINK Mobility Group Holding ASA (a)	15,220	31,496
Magnora ASA	3,358	7,300

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Medistim ASA	1,204	$19,886
Morrow Bank ASA (a)	10,640	10,080
Mowi ASA	36,910	681,815
MPC Container Ships ASA	33,817	51,072
Multiconsult ASA (b)	1,682	29,218
NEL ASA (a)	129,539	29,364
Norbit ASA	4,039	45,855
Norconsult Norge AS	25,099	105,069
Nordic Mining ASA (a)	4,096	7,852
Nordic Semiconductor ASA (a)	14,732	176,762
Norsk Hydro ASA	110,151	630,710
Norske Skog ASA (a) (b)	6,254	12,336
Norwegian Air Shuttle ASA	65,253	74,237
NRC Group ASA (a)	3,121	1,455
Nykode Therapeutics ASA (a)	15,469	3,204
Odfjell Drilling Ltd.	7,478	41,242
Odfjell SE Class A	1,950	16,696
Odfjell SE Class B	497	4,246
OKEA ASA (a)	2,393	4,252
Olav Thon Eiendomsselskap ASA	2,403	59,079
Orkla ASA	60,416	661,243
Otello Corp. ASA (a)	5,083	4,121
Panoro Energy ASA	10,162	26,575
Pareto Bank ASA	3,166	23,622
Pexip Holding ASA	7,021	25,992
PhotoCure ASA (a)	1,926	10,256
Polaris Media ASA	952	7,636
poLight ASA (a) (b)	2,639	758
Protector Forsikring ASA	5,532	178,017
Public Property Invest AS (a)	6,762	11,509
Rana Gruber ASA	1,945	12,536
Rogaland Sparebank	1,665	21,732
Saga Pure ASA (a)	14,991	1,885
Salmar ASA	6,018	287,914
Salmon Evolution ASA (a)	24,401	14,152
SATS ASA (a)	5,311	16,838
Schibsted ASA Class A	5,807	156,439
Schibsted ASA Class B	8,729	225,876
Sea1 offshore, Inc.	3,592	6,738
Selvaag Bolig ASA	3,393	11,579
Solstad Offshore ASA (a)	3,854	13,273
SpareBank 1 Helgeland	958	14,505
SpareBank 1 Nord Norge (a)	7,953	107,337
Sparebank 1 Oestlandet	5,531	86,346
SpareBank 1 Ringerike Hadeland	257	9,173
SpareBank 1 SMN	10,180	176,607
SpareBank 1 Sor-Norge ASA	19,839	319,016
Sparebanken More	3,165	30,873
Sparebanken Ost	1,191	8,115
Sparebanken Sor	2,673	49,986
Sparebanken Vest	7,244	94,619
Stolt-Nielsen Ltd.	1,920	44,744
Storebrand ASA	38,472	485,709
StrongPoint ASA (a)	4,615	4,206
Security Description	Shares	Value
Telenor ASA	52,661	$752,325
TGS ASA	14,779	139,097
Thor Medical ASA (a)	4,396	1,010
TOMRA Systems ASA	18,840	266,648
Treasure ASA	2,917	8,584
Var Energi ASA	72,567	233,586
Veidekke ASA	8,480	118,169
Vow ASA (a)	11,398	1,634
Wallenius Wilhelmsen ASA	7,998	55,194
Wilh Wilhelmsen Holding ASA Class A	749	27,302
Wilh Wilhelmsen Holding ASA Class B	550	19,056
XXL ASA (a) (b)	730	838
Zalaris ASA (a)	1,181	9,417
Zaptec ASA (a)	5,096	7,982
		14,615,338
PERU — 0.0% (e)
Hochschild Mining PLC (a)	23,166	79,090
POLAND — 0.9%
11 bit studios SA (a)	220	11,176
AB SA (a)	979	28,274
AC SA	509	4,253
Agora SA (a)	2,683	7,085
Alior Bank SA	6,996	216,032
Allegro.eu SA (a) (b)	51,237	413,014
Ambra SA	737	4,105
Amica SA	268	4,582
Apator SA	2,148	10,003
Archicom SA	721	7,995
Arctic Paper SA	1,193	4,827
Asseco Business Solutions SA	796	14,245
Asseco Poland SA	4,357	177,516
Asseco South Eastern Europe SA	2,148	33,123
Atal SA	490	7,341
Auto Partner SA	5,096	23,653
Bank Handlowy w Warszawie SA	2,635	79,091
Bank Millennium SA (a)	47,630	173,669
Bank Ochrony Srodowiska SA (a)	2,665	8,246
Bank Polska Kasa Opieki SA	14,225	644,857
Benefit Systems SA	225	167,387
Bioton SA (a)	2,911	2,747
BNPP Bank Polska SA	2,451	69,523
Boryszew SA	6,026	5,835
Budimex SA	979	142,760
Bumech SA (a)	704	1,470
Captor Therapeutics SA (a)	216	2,172
CCC SA (a)	3,899	235,267
CD Projekt SA	6,012	328,350
Celon Pharma SA	1,199	8,100
CI Games SA (a)	6,067	2,611
Comp SA (a)	225	10,734
Cyber Folks SA	257	10,040

See accompanying notes to financial statements.
92

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cyfrowy Polsat SA (a)	19,786	$77,067
Datawalk SA (a)	234	3,385
Develia SA	32,429	54,522
Dino Polska SA (a) (b)	3,874	450,934
Dom Development SA	702	38,829
Echo Investment SA (a)	14,240	16,377
Enea SA (a)	22,725	89,775
Energa SA (a)	5,541	17,089
Enter Air SA	708	10,954
Erbud SA	267	2,678
Eurocash SA	6,255	14,194
Fabryki Mebli Forte SA (a)	1,183	8,694
Ferro SA	1,437	13,340
Firma Oponiarska Debica SA	216	4,668
Globe Trade Centre SA	14,720	14,728
Grupa Azoty SA (a)	3,645	19,343
Grupa Kety SA	733	156,315
Grupa Pracuj SA	1,227	18,383
ING Bank Slaski SA	2,633	215,909
InPost SA (a)	18,089	263,787
Inter Cars SA	717	97,252
Jastrzebska Spolka Weglowa SA (a)	4,116	24,136
KGHM Polska Miedz SA	10,896	352,476
KRUK SA	1,427	138,873
LPP SA	102	463,182
Lubelski Wegiel Bogdanka SA	751	4,067
Mabion SA (a)	710	1,834
Mangata Holding SA	225	3,969
mBank SA (a)	979	204,787
Medicalgorithmics SA (a)	234	1,569
Mennica Polska SA	1,910	11,821
Mirbud SA	2,665	9,057
MLP Group SA (a)	481	10,766
Mo-BRUK SA	26	2,045
Neuca SA	184	34,874
Newag SA	1,699	28,127
Oponeo.pl SA	17	409
Orange Polska SA	50,777	114,674
ORLEN SA	47,295	830,041
PCC Rokita SA	234	4,447
PCF Group SA (a)	509	1,706
PGE Polska Grupa Energetyczna SA (a)	67,542	138,184
PKP Cargo SA (a)	2,403	10,162
PlayWay SA	13	922
Polenergia SA (a)	1,450	25,575
Polimex-Mostostal SA (a)	5,304	4,120
Powszechna Kasa Oszczednosci Bank Polski SA	69,909	1,355,636
Powszechny Zaklad Ubezpieczen SA	46,674	673,993
Poznanska Korporacja Budowlana Pekabex SA	737	3,516
Rainbow Tours SA	496	18,546
Ryvu Therapeutics SA (a)	717	5,177
Security Description	Shares	Value
Sanok Rubber Co. SA	1,921	$10,378
Santander Bank Polska SA	3,165	452,469
Selvita SA (a)	713	7,226
Shoper SA	479	4,965
Sniezka SA	457	10,394
Stalexport Autostrady SA	7,504	7,353
Synektik SA	236	13,084
Synthaverse SA (a)	2,181	2,598
Tauron Polska Energia SA (a)	81,955	104,546
TEN Square Games SA (a)	248	5,724
Text SA	1,182	16,124
Torpol SA	715	7,209
Toya SA (a)	1,930	3,384
Vercom SA Class D	705	21,270
Vigo Photonics SA (a)	8	1,023
Voxel SA	273	9,996
VRG SA	14,227	13,427
Warsaw Stock Exchange	2,166	25,330
Wawel SA	3	490
Wielton SA (a)	1,920	3,154
Wirtualna Polska Holding SA	1,437	30,274
XTB SA (b)	5,062	88,944
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	488	6,229
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,934	8,867
		9,781,455
PORTUGAL — 0.3%
Altri SGPS SA	6,544	42,201
Banco Comercial Portugues SA Class R	746,167	449,109
Corticeira Amorim SGPS SA (c)	2,912	25,164
CTT-Correios de Portugal SA	10,360	83,708
EDP SA	209,601	704,591
Galp Energia SGPS SA	33,755	591,781
Ibersol SGPS SA	939	8,865
Jeronimo Martins SGPS SA	22,002	465,825
Mota-Engil SGPS SA (c)	5,531	20,314
Navigator Co. SA (c)	17,176	60,744
NOS SGPS SA	13,536	64,408
Novabase SGPS SA	2,366	18,401
Pharol SGPS SA (a)	37,216	2,131
REN - Redes Energeticas Nacionais SGPS SA	27,562	81,725
Semapa-Sociedade de Investimento e Gestao	943	15,565
Sonae SGPS SA	74,290	85,224
		2,719,756
SINGAPORE — 0.1%
BW LPG Ltd. (b)	7,546	81,659
Hafnia Ltd.	24,390	100,017
STMicroelectronics NV (c)	53,647	1,158,643
		1,340,319

See accompanying notes to financial statements.
93

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 0.3%
Anglo American PLC	101,438	$2,808,474
Scatec ASA (a) (b)	9,190	68,916
		2,877,390
SOUTH KOREA — 0.0% (e)
Delivery Hero SE (a) (b)	16,713	396,633
SPAIN — 4.5%
Acciona SA	1,953	254,843
Acerinox SA	15,436	180,246
ACS Actividades de Construccion y Servicios SA	15,872	904,396
Aedas Homes SA (b)	1,205	34,103
Aena SME SA (b)	6,011	1,406,402
Alantra Partners SA	1,426	12,939
Almirall SA (c)	6,289	66,609
Amadeus IT Group SA	36,667	2,792,344
AmRest Holdings SE	5,582	24,441
Atresmedia Corp. de Medios de Comunicacion SA	6,258	35,016
Banco Bilbao Vizcaya Argentaria SA	470,023	6,369,336
Banco de Sabadell SA	445,048	1,240,793
Banco Santander SA	1,232,281	8,247,562
Bankinter SA (c)	51,496	569,888
Befesa SA (b)	2,889	79,765
CaixaBank SA (c)	291,996	2,262,782
Cellnex Telecom SA (a) (b)	39,300	1,393,695
CIE Automotive SA (c)	4,094	99,503
Construcciones y Auxiliar de Ferrocarriles SA	1,665	73,020
Corp. ACCIONA Energias Renovables SA	4,611	84,425
Corp. Financiera Alba SA	1,196	108,263
Ebro Foods SA (c)	4,098	74,014
EDP Renovaveis SA	24,617	205,019
eDreams ODIGEO SA (a)	7,031	54,683
Elecnor SA (c)	3,164	59,264
Enagas SA (c)	18,859	271,348
Ence Energia y Celulosa SA (c)	11,138	37,634
Endesa SA	26,059	689,649
Ercros SA	5,775	18,278
Faes Farma SA	25,865	109,662
Fluidra SA	7,506	175,619
Fomento de Construcciones y Contratas SA	7,440	82,617
Gestamp Automocion SA (b) (c)	11,129	31,136
Global Dominion Access SA (b) (c)	7,240	21,468
Grenergy Renovables SA (a)	1,181	52,177
Grifols SA (a) (c)	23,895	211,602
Grifols SA Class B, Preference Shares (a)	20,546	143,927
Grupo Catalana Occidente SA	3,612	191,378
Iberdrola SA	481,004	7,762,537
Security Description	Shares	Value
Indra Sistemas SA	8,186	$236,272
Industria de Diseno Textil SA	90,272	4,470,919
Inmobiliaria Colonial Socimi SA REIT	23,450	138,179
Laboratorios Farmaceuticos Rovi SA	1,717	95,517
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	52,461	68,909
Logista Integral SA	5,099	161,823
Mapfre SA (c)	78,058	239,633
Melia Hotels International SA	9,685	66,327
Merlin Properties Socimi SA REIT	31,073	330,784
Metrovacesa SA (a) (b)	944	10,136
Naturgy Energy Group SA (c)	28,160	782,362
Neinor Homes SA (b) (c)	2,439	35,620
Obrascon Huarte Lain SA (a) (c)	40,977	14,731
Parques Reunidos Servicios Centrales SAU (a) (d)	1,617	—
Pharma Mar SA	977	85,695
Promotora de Informaciones SA Class A (a)	56,516	23,076
Prosegur Cash SA (b) (c)	28,028	20,709
Prosegur Cia de Seguridad SA	6,760	15,298
Puig Brands SA Class B (a)	10,878	184,952
Redeia Corp. SA	33,246	666,533
Repsol SA	90,739	1,205,601
Sacyr SA	44,049	152,833
Solaria Energia y Medio Ambiente SA (a) (c)	6,307	46,804
Soltec Power Holdings SA (a) (c)	1,087	1,876
Talgo SA (a) (b)	6,034	22,259
Tecnicas Reunidas SA (a)	3,404	58,795
Telefonica SA (c)	322,283	1,515,759
Tubacex SA	7,998	33,305
Unicaja Banco SA (b)	88,660	163,385
Vidrala SA	2,228	222,137
Viscofan SA (c)	3,176	219,223
		47,721,835
SWEDEN — 5.9%
AAK AB	14,513	404,540
AcadeMedia AB (b)	6,515	51,432
AddLife AB Class B	9,155	132,060
Addnode Group AB	10,854	106,756
AddTech AB Class B	20,781	605,736
AFRY AB	7,263	137,884
Alfa Laval AB	23,644	1,009,538
Alimak Group AB (b)	5,287	69,580
Alleima AB	16,669	139,059
Alligo AB Class B (c)	1,923	25,729
Ambea AB (b)	6,064	66,103
Apotea Sverige AB (a)	4,809	34,891
AQ Group AB	4,586	73,047

See accompanying notes to financial statements.
94

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arise AB	2,170	$7,302
Arjo AB Class B	16,160	59,588
Asmodee Group AB Class B (a) (c)	12,271	111,776
Assa Abloy AB Class B	80,666	2,408,312
Atea ASA	6,506	80,039
Atlas Copco AB Class A	209,630	3,326,500
Atlas Copco AB Class B	126,752	1,770,977
Atrium Ljungberg AB Class B (c)	4,080	67,180
Attendo AB (b)	9,152	54,757
Avanza Bank Holding AB (c)	9,931	301,832
Axfood AB (c)	8,470	190,394
Bactiguard Holding AB (a)	1,217	3,610
Balco Group AB (a)	943	2,995
Beijer Alma AB	3,596	69,664
Beijer Ref AB (c)	30,350	424,805
Bergman & Beving AB	1,928	55,661
Betsson AB Class B	9,651	149,438
BHG Group AB (a)	7,461	17,202
BICO Group AB (a) (c)	3,151	9,580
Bilia AB Class A	5,575	71,373
Billerud Aktiebolag	17,161	176,819
BioArctic AB (a) (b) (c)	3,366	61,824
BioGaia AB Class B	6,519	71,452
BioInvent International AB (a)	2,916	8,941
Biotage AB	5,088	48,448
Boliden AB	22,199	723,311
Bonava AB Class B (a) (c)	17,880	16,064
BoneSupport Holding AB (a) (b)	5,287	154,740
Boozt AB (a) (b) (c)	3,113	31,300
Bravida Holding AB (b)	15,942	144,024
BTS Group AB Class B	1,188	31,459
Bufab AB (c)	2,163	86,261
Bulten AB (c)	991	6,245
Bure Equity AB	4,321	139,028
Byggmax Group AB	4,359	22,131
Camurus AB (a)	2,875	162,996
Castellum AB (a)	34,588	381,514
Catella AB	3,128	9,762
Catena AB (c)	3,187	138,012
Cellavision AB (c)	984	16,359
Cibus Nordic Real Estate AB publ (c)	4,858	71,600
Cint Group AB (a)	14,718	10,308
Clas Ohlson AB Class B	3,355	77,754
Cloetta AB Class B	16,164	45,635
Coor Service Management Holding AB (b)	7,502	25,870
Corem Property Group AB Class B (c)	42,072	19,434
Corem Property Group AB Class D	484	10,552
Ctek AB (a)	2,433	3,323
CTT Systems AB (c)	707	14,710
Dios Fastigheter AB (a)	9,196	60,925
Security Description	Shares	Value
Dometic Group AB (b)	24,620	$104,459
Duni AB	2,639	26,219
Dustin Group AB (a) (b) (c)	25,102	9,746
Dynavox Group AB (a)	7,722	47,277
Eastnine AB	3,832	15,480
Elanders AB Class B	1,197	8,234
Electrolux AB Class B (a) (c)	18,625	151,557
Electrolux Professional AB Class B	17,870	111,186
Elekta AB Class B	29,296	153,259
Embracer Group AB (a) (c)	12,271	129,269
Enea AB (a)	1,201	9,792
Engcon AB	3,162	28,834
Eolus Vind AB Class B	1,922	10,064
Ependion AB	1,460	20,087
Epiroc AB Class A	51,409	1,029,193
Epiroc AB Class B	31,414	550,404
EQT AB	66,823	2,023,629
Essity AB Class A (c)	2,419	68,512
Essity AB Class B (c)	46,143	1,311,009
Evolution AB (b) (c)	13,663	1,014,684
Fabege AB (c)	18,850	152,938
Fagerhult Group AB	6,997	28,838
Fasadgruppen Group AB	3,113	5,777
Fastighets AB Balder Class B (a)	54,735	342,737
Fastighets AB Trianon (a)	4,563	8,631
Fastighetsbolaget Emilshus AB Class B (a)	4,597	19,907
FastPartner AB Class A	3,849	20,346
Ferronordic AB (a)	91	438
Fingerprint Cards AB Class B (a)	24,561	30
FM Mattsson AB	1,717	8,546
Fortnox AB (c)	39,188	339,327
G5 Entertainment AB	714	8,700
GARO AB (a)	2,410	4,774
Getinge AB Class B (c)	17,397	373,742
Granges AB	8,203	93,013
Green Landscaping Group AB (a) (b)	2,161	13,682
Gruvaktiebolaget Viscaria (a)	4,350	9,246
H & M Hennes & Mauritz AB Class B (c)	43,329	568,728
Hansa Biopharma AB (a) (c)	2,668	5,854
Hanza AB	1,956	13,991
Heba Fastighets AB Class B (c)	5,347	14,106
Hemnet Group AB	7,212	238,938
Hexagon AB Class B	172,525	1,831,718
Hexatronic Group AB (a) (c)	13,278	32,689
Hexpol AB	20,511	178,665
HMS Networks AB (c)	2,187	96,101
Hoist Finance AB (a) (b)	6,737	47,283
Holmen AB Class B (c)	6,790	268,488
Hufvudstaden AB Class A	9,193	103,689
Humana AB (a)	2,641	11,042

See accompanying notes to financial statements.
95

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Humble Group AB (a)	29,685	$27,793
Husqvarna AB Class A	1,944	9,164
Husqvarna AB Class B (c)	27,723	130,734
IAR Systems Group AB	1,181	13,638
Immunovia AB (a)	1,230	33
Industrivarden AB Class A	12,046	441,063
Industrivarden AB Class C (c)	12,796	468,014
Indutrade AB	21,974	605,947
Instalco AB (c)	17,633	54,066
Intea Fastigheter AB (a)	9,869	52,071
Investment AB Latour Class B	11,850	321,227
Investment AB Oresund	2,681	30,640
Investor AB Class A	45,830	1,360,058
Investor AB Class B	147,928	4,393,617
INVISIO AB	2,892	110,554
Inwido AB	4,581	91,756
Irlab Therapeutics AB (a)	3,135	2,478
ITAB Shop Concept AB	11,068	22,367
JM AB (c)	5,537	79,375
John Mattson Fastighetsforetagen AB (a)	2,410	13,963
Karnell Group AB (a)	2,189	10,286
Karnov Group AB (a)	9,159	79,690
K-fast Holding AB (a)	4,807	6,001
Kinnevik AB Class A	733	5,414
Kinnevik AB Class B	19,355	135,725
Klarabo Sverige AB Class B (a)	7,708	11,556
KNOW IT AB (c)	1,671	25,285
L E Lundbergforetagen AB Class B	5,823	291,002
Lagercrantz Group AB Class B	15,686	322,305
Lifco AB Class B	18,141	640,753
Lime Technologies AB	714	23,243
Lindab International AB (c)	6,254	120,907
Logistea AB Class B (a)	22,646	31,156
Loomis AB	6,013	243,271
Maha Energy AB (a)	6,763	3,242
Medcap AB (a)	1,177	40,307
Medicover AB Class B	5,577	105,598
MEKO AB	3,356	40,759
Midsona AB Class B (a)	3,647	3,326
Mildef Group AB	2,397	49,514
MIPS AB	1,903	72,709
Modern Times Group MTG AB Class B (a)	8,472	95,641
Momentum Group AB	1,715	26,907
Munters Group AB (b)	11,097	112,350
Mycronic AB	6,257	261,614
NCAB Group AB	15,922	81,392
NCC AB Class B	6,776	128,233
Nederman Holding AB	1,466	30,648
Neobo Fastigheter AB (a) (c)	12,591	19,146
Net Insight AB Class B (a)	22,442	10,344
New Wave Group AB Class B (c)	6,790	67,359
Security Description	Shares	Value
Nibe Industrier AB Class B (c)	126,187	$476,478
Nivika Fastigheter AB Class B (a)	2,399	9,481
Nobia AB (a)	34,598	11,883
Nolato AB Class B	15,200	86,175
Nordisk Bergteknik AB Class B (a)	2,442	2,674
Nordnet AB publ (c)	14,058	324,681
Norion Bank AB (a)	8,220	28,354
Norva24 Group AB (a)	9,196	33,140
Note AB (a)	1,456	24,800
NP3 Fastigheter AB (c)	2,149	50,275
Nyfosa AB (a)	13,044	113,752
OEM International AB Class B	7,397	100,884
Oncopeptides AB (a) (b)	13,997	2,059
Orron Energy AB (a) (c)	14,719	6,770
Ovzon AB (a)	7,748	20,556
Pandox AB (c)	7,944	136,972
Peab AB Class B	16,211	123,699
Platzer Fastigheter Holding AB Class B	6,765	50,308
PowerCell Sweden AB (a)	2,409	6,384
Pricer AB Class B (a)	8,207	6,479
Prisma Properties AB (a)	8,706	20,731
Proact IT Group AB	1,688	20,199
Ratos AB Class B (c)	16,648	53,300
RaySearch Laboratories AB	1,959	43,880
Rejlers AB	1,218	22,456
Rusta AB	3,879	25,448
Rvrc Holding AB	2,916	12,715
Saab AB Class B (c)	27,024	1,059,024
Sagax AB Class A	460	9,571
Sagax AB Class B	17,855	374,338
Sagax AB Class D (c)	7,990	25,692
Samhallsbyggnadsbolaget i Norden AB (c)	96,374	32,428
Samhallsbyggnadsbolaget i Norden AB Class D (c)	11,813	6,468
Sandvik AB	87,129	1,821,494
Scandi Standard AB	4,616	37,038
Scandic Hotels Group AB (b)	10,367	76,526
Sdiptech AB Class B (a)	2,676	49,044
Sectra AB Class B	12,064	287,455
Securitas AB Class B (c)	41,119	581,064
Sedana Medical AB (a) (c)	6,300	4,973
Sivers Semiconductors AB (a)	7,748	2,889
Skandinaviska Enskilda Banken AB Class A (a) (c)	131,929	2,160,488
Skandinaviska Enskilda Banken AB Class C (a)	1,205	20,225
Skanska AB Class B (a) (c)	30,508	670,896
SKF AB Class A (a)	992	19,899
SKF AB Class B (a) (c)	27,693	557,438
SkiStar AB (c)	3,355	54,408
SmartCraft ASA (a)	6,266	15,762
SSAB AB Class A	17,408	107,445
SSAB AB Class B (c)	50,763	307,759

See accompanying notes to financial statements.
96

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Stendorren Fastigheter AB (a)	969	$18,386
Stillfront Group AB (a)	33,384	15,806
Storskogen Group AB Class B	126,365	163,097
Svedbergs Group AB	2,912	14,147
Svenska Cellulosa AB SCA Class A (a)	1,680	21,943
Svenska Cellulosa AB SCA Class B (a) (c)	44,731	588,911
Svenska Handelsbanken AB Class A (c)	127,213	1,432,953
Svenska Handelsbanken AB Class B (c)	2,873	45,790
Sweco AB Class B	16,178	289,574
Swedbank AB Class A (c)	74,404	1,688,054
Swedish Logistic Property AB Class B (a)	12,795	47,129
Swedish Orphan Biovitrum AB (a)	18,383	525,955
SynAct Pharma AB (a)	1,923	3,025
Synsam AB	2,887	12,833
Systemair AB	7,721	57,033
Tele2 AB Class B	44,256	597,197
Telefonaktiebolaget LM Ericsson Class A (c)	4,616	35,751
Telefonaktiebolaget LM Ericsson Class B (c)	235,292	1,819,542
Telia Co. AB (c)	190,135	686,902
TF Bank AB (a)	471	15,942
Thule Group AB (b)	8,704	249,550
Tobii AB (a) (c)	7,718	1,615
Trelleborg AB Class B	17,357	642,436
Troax Group AB	3,113	54,171
Truecaller AB Class B	19,085	128,910
VBG Group AB Class B	1,437	39,984
Vestum AB (a) (c)	20,779	19,858
Viaplay Group AB (a) (c)	55,136	4,001
Vicore Pharma Holding AB (a) (c)	4,595	3,225
Vitec Software Group AB Class B	2,872	155,964
Vitrolife AB (c)	5,788	92,884
VNV Global AB (a) (c)	7,702	12,950
Volati AB	1,718	18,813
Volvo AB Class A (a) (c)	15,246	443,792
Volvo AB Class B (a) (c)	129,190	3,770,844
Volvo Car AB Class B (a) (c)	52,459	100,217
Wallenstam AB Class B (c)	40,155	172,211
Wihlborgs Fastigheter AB	21,717	213,493
XANO Industri AB Class B	1,462	8,587
Xvivo Perfusion AB (a)	2,181	61,120
Yubico AB (a)	5,082	91,571
		62,262,263
SWITZERLAND — 7.5%
ABB Ltd.	129,933	6,640,938
Accelleron Industries AG (c)	7,729	356,246
Adecco Group AG (c)	13,781	411,522
Security Description	Shares	Value
Allreal Holding AG	1,234	$256,354
ALSO Holding AG	485	132,111
Arbonia AG (a) (c)	4,082	50,936
Aryzta AG (a)	75,295	166,887
Ascom Holding AG	2,646	10,123
Autoneum Holding AG	243	31,860
Avolta AG	8,676	376,949
Bachem Holding AG (c)	2,442	142,973
Baloise Holding AG	3,375	706,471
Banque Cantonale de Geneve	216	62,987
Banque Cantonale Vaudoise (c)	2,389	260,299
Barry Callebaut AG (c)	277	366,933
Basellandschaftliche Kantonalbank	28	28,989
Basilea Pharmaceutica Ag Allschwil (a)	979	50,015
Belimo Holding AG	772	472,056
Bell Food Group AG	222	64,611
Berner Kantonalbank AG	457	125,517
BKW AG	1,664	290,765
Bossard Holding AG Class A (c)	479	103,948
Bucher Industries AG	506	211,036
Burckhardt Compression Holding AG	246	164,880
Burkhalter Holding AG	510	60,295
Bystronic AG (c)	211	75,004
Cembra Money Bank AG (c)	2,403	270,108
Chocoladefabriken Lindt & Spruengli AG (f)	79	1,066,132
Chocoladefabriken Lindt & Spruengli AG (f)	9	1,177,960
Cie Financiere Richemont SA Class A	43,826	7,576,362
Clariant AG	18,351	197,562
Comet Holding AG	702	174,161
Daetwyler Holding AG Bearer Shares (c)	698	90,884
DKSH Holding AG	2,922	221,937
DocMorris AG (a) (c)	975	18,977
dormakaba Holding AG	239	177,747
Dottikon Es Holding AG (a) (c)	250	52,331
DSM-Firmenich AG	14,779	1,458,497
EFG International AG	8,674	128,627
Emmi AG	169	154,722
EMS-Chemie Holding AG	525	356,033
Fenix Outdoor International AG	268	16,435
Flughafen Zurich AG	1,474	348,529
Forbo Holding AG	57	51,733
Fundamenta Real Estate AG	2,172	43,575
Galderma Group AG (a)	6,957	735,763
Galenica AG (b)	4,085	367,061
Geberit AG	2,666	1,657,304
Georg Fischer AG (c)	6,316	458,307
Givaudan SA	662	2,841,793

See accompanying notes to financial statements.
97

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Gurit Holding AG Class BR	234	$4,062
Helvetia Holding AG	2,872	593,065
Huber & Suhner AG	1,202	100,263
Idorsia Ltd. (a)	9,892	11,393
Implenia AG	956	43,221
Inficon Holding AG	180	187,578
International Workplace Group PLC	59,562	138,922
Interroll Holding AG (c)	41	96,852
Intershop Holding AG	480	73,349
Julius Baer Group Ltd.	16,673	1,143,884
Jungfraubahn Holding AG	470	101,039
Kardex Holding AG	479	126,145
Komax Holding AG (c)	267	30,299
Kongsberg Automotive ASA (a)	63,562	8,459
Kuehne & Nagel International AG	4,557	1,048,149
Kuros Biosciences AG (a) (c)	2,486	53,949
Landis & Gyr Group AG	1,945	114,754
LEM Holding SA	21	16,828
Leonteq AG (c)	722	14,330
Logitech International SA	12,301	1,027,737
Lonza Group AG	5,844	3,581,370
Luzerner Kantonalbank AG	1,468	115,980
Medacta Group SA (b)	473	67,575
Medmix AG (b) (c)	1,909	22,440
Meyer Burger Technology AG (a) (c)	2,204	4,683
Mobilezone Holding AG	3,355	48,235
Mobimo Holding AG (a)	698	246,539
Molecular Partners AG (a)	1,936	7,790
OC Oerlikon Corp. AG Pfaffikon (a)	15,686	71,130
Orior AG	480	11,502
Partners Group Holding AG	1,876	2,641,985
Peach Property Group AG (a)	722	5,468
Plazza AG Class A	116	47,593
PSP Swiss Property AG	3,839	599,661
R&S Group Holding AG	2,608	54,386
Rieter Holding AG (c)	239	19,693
Romande Energie Holding SA	991	47,828
Sandoz Group AG	35,934	1,504,374
Schindler Holding AG (f)	3,358	1,046,777
Schindler Holding AG (f)	1,695	511,517
Schweiter Technologies AG (c)	50	22,633
Schweizerische Nationalbank (a)	2	7,889
Sensirion Holding AG (a) (b) (c)	940	72,990
SFS Group AG (c)	1,472	185,009
SGS SA	12,579	1,250,009
Siegfried Holding AG	291	297,989
SIG Group AG (c)	25,313	466,635
Sika AG	13,054	3,145,649
SKAN Group AG	972	76,464
Sonova Holding AG	4,052	1,174,725
Security Description	Shares	Value
St. Galler Kantonalbank AG	237	$129,516
Stadler Rail AG (c)	4,564	106,265
Straumann Holding AG (c)	9,637	1,154,044
Sulzer AG	1,451	245,674
Sunrise Communications AG Class A (a)	5,332	257,334
Swatch Group AG (c)	4,362	149,632
Swatch Group AG Bearer Shares (c)	2,398	411,163
Swiss Life Holding AG	2,362	2,143,754
Swiss Prime Site AG	6,253	767,534
Swisscom AG	2,141	1,232,935
Swissquote Group Holding SA	958	408,646
Tecan Group AG	991	186,719
Temenos AG	4,394	338,210
Thurgauer Kantonalbank	257	41,393
TX Group AG	242	48,961
u-blox Holding AG (c)	508	43,982
UBS Group AG	258,228	7,842,426
Valiant Holding AG	1,218	164,373
VAT Group AG (b)	2,179	775,303
Vetropack Holding AG	1,181	37,442
Vontobel Holding AG	2,183	158,158
VZ Holding AG	1,217	231,914
Walliser Kantonalbank	267	35,610
Ypsomed Holding AG	277	106,292
Zehnder Group AG	722	40,721
Zug Estates Holding AG Class B	14	33,230
Zuger Kantonalbank	7	68,833
Zurich Insurance Group AG	11,878	8,256,536
		78,970,641
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)	89,560	123,229
UKRAINE — 0.0% (e)
Ferrexpo PLC (a)	22,963	16,302
UNITED ARAB EMIRATES — 0.0% (e)
Shelf Drilling Ltd. (a) (b)	10,639	7,322
UNITED KINGDOM — 17.5%
3i Group PLC	79,188	3,695,984
4imprint Group PLC	2,184	104,303
Aberdeen Group PLC	146,048	291,533
Admiral Group PLC	22,007	809,558
AG Barr PLC	7,511	59,526
AJ Bell PLC	27,805	144,275
Allfunds Group PLC	33,483	190,607
Alpha Group International PLC	3,124	102,017
Alphawave IP Group PLC (a) (c)	27,317	32,968
AO World PLC (a)	38,223	47,363
Argo Blockchain PLC (a)	19,833	794
Ashmore Group PLC	39,188	75,418
Ashtead Group PLC	36,708	1,964,411
ASOS PLC (a)	5,554	20,904
Associated British Foods PLC	26,504	653,412

See accompanying notes to financial statements.
98

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Assura PLC REIT	243,063	$145,008
Aston Martin Lagonda Global Holdings PLC (a) (b) (c)	17,172	15,482
AstraZeneca PLC	126,259	18,340,518
Auction Technology Group PLC (a)	7,462	55,960
Auto Trader Group PLC (b)	72,266	694,170
Aviva PLC	216,363	1,550,511
Avon Technologies PLC	2,184	40,706
B&M European Value Retail SA	77,710	261,192
Babcock International Group PLC	19,817	185,191
BAE Systems PLC	245,626	4,944,269
Balfour Beatty PLC	42,958	240,645
Baltic Classifieds Group PLC	39,838	154,520
Barclays PLC	1,178,181	4,376,684
Barratt Redrow PLC	112,649	614,904
Beazley PLC	53,910	645,047
Bellway PLC	9,919	302,918
Berkeley Group Holdings PLC	8,418	389,421
Big Yellow Group PLC REIT	16,211	195,015
Bloomsbury Publishing PLC	6,007	45,591
Bodycote PLC	14,989	107,570
Breedon Group PLC	22,713	131,486
Bridgepoint Group PLC (b)	55,485	229,892
British American Tobacco PLC	161,141	6,618,332
British Land Co. PLC REIT	83,170	396,557
BT Group PLC (c)	515,580	1,103,707
Bunzl PLC	27,561	1,055,136
Burberry Group PLC	30,385	302,696
Bytes Technology Group PLC	18,111	113,377
Cab Payments Holdings PLC (a) (c)	10,375	5,932
Capita PLC (a)	131,370	22,010
Capricorn Energy PLC	6,514	20,095
Centrica PLC	424,893	819,082
Ceres Power Holdings PLC (a)	9,185	6,378
Chemring Group PLC	22,197	106,008
Clarkson PLC	2,637	115,896
Close Brothers Group PLC (a) (c)	11,859	42,584
CLS Holdings PLC REIT	13,298	12,049
Coats Group PLC	129,896	132,454
Compass Group PLC	145,236	4,785,942
Computacenter PLC	6,531	206,027
ConvaTec Group PLC (b)	135,527	449,924
Cranswick PLC	4,557	288,510
Crest Nicholson Holdings PLC	20,070	43,961
Croda International PLC	10,856	409,582
Currys PLC (a)	92,114	103,440
DCC PLC	8,228	546,414
Deliveroo PLC (a) (b)	92,154	142,381
Derwent London PLC REIT	8,236	196,241
DFS Furniture PLC	19,081	30,835
Diageo PLC	181,466	4,718,510
Diploma PLC	11,086	550,334
Security Description	Shares	Value
Direct Line Insurance Group PLC	103,984	$377,419
DiscoverIE Group PLC	7,500	52,664
Domino's Pizza Group PLC (c)	25,811	94,483
Dowlais Group PLC	107,742	84,067
Dr. Martens PLC	50,528	33,229
Drax Group PLC	33,879	256,035
Dunelm Group PLC	12,357	141,714
easyJet PLC	19,411	110,817
Elementis PLC	45,693	76,318
Empiric Student Property PLC REIT	47,393	52,180
EnQuest PLC (a)	168,332	34,025
Entain PLC	52,429	391,013
Essentra PLC	22,713	29,141
Evoke PLC (a) (c)	30,018	18,396
FDM Group Holdings PLC	7,255	23,505
Firstgroup PLC	48,843	98,349
Foresight Group Holdings Ltd.	7,042	31,540
Forterra PLC (b)	15,722	34,945
Frasers Group PLC (a)	9,392	75,403
Future PLC	8,714	83,682
Galliford Try Holdings PLC	9,683	43,744
Games Workshop Group PLC	2,671	482,319
Genuit Group PLC	19,803	92,019
Genus PLC	5,085	122,343
Grafton Group PLC CDI	15,463	171,467
Grainger PLC	52,460	137,796
Great Portland Estates PLC REIT	28,576	109,731
Greggs PLC	8,427	189,045
Gym Group PLC (a) (b)	13,019	21,913
Halfords Group PLC	19,660	32,481
Halma PLC	30,740	1,024,081
Hammerson PLC REIT	42,139	134,237
Harbour Energy PLC	47,875	129,954
Hays PLC	130,156	133,223
Headlam Group PLC	6,256	6,944
Helical PLC REIT	7,998	20,337
Henry Boot PLC	8,670	23,165
Hill & Smith PLC	6,269	141,281
Hilton Food Group PLC	7,025	74,716
Hiscox Ltd.	26,547	402,963
Hollywood Bowl Group PLC	13,269	46,157
Howden Joinery Group PLC	45,630	423,469
HSBC Holdings PLC	1,448,401	16,337,774
Hunting PLC	12,103	47,178
Ibstock PLC (b)	32,189	70,715
IG Group Holdings PLC	31,356	385,098
IMI PLC	20,532	500,087
Imperial Brands PLC	62,792	2,322,048
Inchcape PLC	34,208	295,832
Indivior PLC (a)	10,635	99,590
Informa PLC	108,606	1,078,570
IntegraFin Holdings PLC	25,812	101,950

See accompanying notes to financial statements.
99

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC	12,756	$1,358,677
Intermediate Capital Group PLC	24,110	608,085
International Consolidated Airlines Group SA	200,115	673,643
International Distribution Services PLC	52,082	244,026
Intertek Group PLC	13,050	843,057
Investec PLC	43,774	270,754
IP Group PLC (a)	78,856	41,324
ITV PLC	293,774	298,991
J D Wetherspoon PLC	7,992	57,046
J Sainsbury PLC	146,858	445,838
JD Sports Fashion PLC	208,050	182,339
John Wood Group PLC (a) (c)	52,031	18,831
Johnson Matthey PLC	14,708	251,353
Jupiter Fund Management PLC	35,994	32,940
Just Eat Takeaway.com NV (a) (b)	16,315	341,543
Just Group PLC	81,349	154,352
Kainos Group PLC	6,997	59,968
Keller Group PLC	6,287	111,662
Kier Group PLC	32,670	52,711
Kingfisher PLC	153,772	502,753
Lancashire Holdings Ltd.	20,280	151,300
Land Securities Group PLC REIT	60,665	430,669
Legal & General Group PLC	479,840	1,503,791
Liontrust Asset Management PLC	4,835	23,153
Lloyds Banking Group PLC	4,922,031	4,579,325
London Stock Exchange Group PLC	41,744	6,174,773
LondonMetric Property PLC REIT	168,611	399,142
M&G PLC	194,582	498,546
Man Group PLC	99,394	254,148
Marks & Spencer Group PLC	166,725	765,037
Marshalls PLC	20,285	64,148
Marston's PLC (a)	48,351	21,313
Melrose Industries PLC	104,040	638,010
Mitchells & Butlers PLC (a)	20,794	56,632
Mitie Group PLC	106,267	157,465
MJ Gleeson PLC	4,324	26,232
Mobico Group PLC (a)	42,317	31,762
Molten Ventures PLC (a)	14,968	49,556
MONY Group PLC	42,081	108,958
Moonpig Group PLC	29,894	81,030
Morgan Advanced Materials PLC	22,448	58,964
Morgan Sindall Group PLC	3,393	144,524
National Grid PLC	417,751	5,443,349
NatWest Group PLC	638,884	3,725,723
NCC Group PLC (c)	22,953	41,181
Next PLC	9,659	1,382,007
Security Description	Shares	Value
Ninety One PLC	21,271	$39,646
Ocado Group PLC (a) (c)	49,806	180,904
On the Beach Group PLC (b)	11,620	33,522
OSB Group PLC	34,349	190,290
Oxford Biomedica PLC (a) (c)	5,552	21,427
Oxford Instruments PLC	4,892	108,607
Oxford Nanopore Technologies PLC (a) (c)	52,685	69,567
Pagegroup PLC	25,835	101,307
Paragon Banking Group PLC	18,625	177,056
Paratus Energy Services Ltd. (a)	9,781	35,616
PayPoint PLC	4,632	37,427
Pearson PLC	53,816	846,060
Pennon Group PLC	38,633	223,398
Pepco Group NV	12,567	48,204
Persimmon PLC	25,632	394,202
Pets at Home Group PLC	39,407	110,071
Phoenix Group Holdings PLC	70,679	521,374
Picton Property Income Ltd. REIT	39,907	36,933
Pinewood Technologies Group PLC	5,096	21,377
Playtech PLC (a)	24,160	217,356
Premier Foods PLC	51,246	121,708
Primary Health Properties PLC REIT	102,895	124,577
PZ Cussons PLC	25,373	25,480
QinetiQ Group PLC	40,879	203,777
Quilter PLC (b)	94,925	180,601
Raspberry PI Holdings PLC (a)	8,011	48,247
Rathbones Group PLC	5,054	101,374
Reach PLC	24,136	22,181
Reckitt Benckiser Group PLC	55,838	3,769,414
RELX PLC	153,007	7,648,938
Renewi PLC	5,644	62,360
Renishaw PLC	2,666	87,749
Rentokil Initial PLC	193,739	869,239
Rightmove PLC	64,282	568,856
Rolls-Royce Holdings PLC (a)	693,058	6,700,292
Rotork PLC	70,288	284,330
RS Group PLC	37,677	273,067
S4 Capital PLC (a) (c)	35,324	15,457
Sabre Insurance Group PLC (b)	19,586	32,663
Safestore Holdings PLC REIT	17,648	139,864
Sage Group PLC	82,063	1,278,489
Savills PLC	11,328	139,637
Schroders PLC	80,470	361,248
Segro PLC REIT	101,627	906,158
Senior PLC	30,937	59,419
Serco Group PLC	96,132	195,306
Severn Trent PLC	21,828	713,097
Shaftesbury Capital PLC REIT	124,019	199,937
Smith & Nephew PLC	70,780	991,249
Smiths Group PLC	28,495	710,221
Softcat PLC	10,893	222,291

See accompanying notes to financial statements.
100

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Spectris PLC	8,674	$259,523
Spirax Group PLC	6,021	480,285
Spire Healthcare Group PLC (b)	20,751	47,515
Spirent Communications PLC (a)	48,114	117,064
SSE PLC	89,543	1,842,308
SSP Group PLC	62,355	120,647
St. James's Place PLC	43,291	545,927
Standard Chartered PLC	161,379	2,373,579
SThree PLC	9,895	33,654
Subsea 7 SA	19,085	303,631
Synthomer PLC (a)	9,448	14,244
Tate & Lyle PLC	32,799	219,085
Taylor Wimpey PLC	293,100	408,963
Telecom Plus PLC	6,254	140,459
Tesco PLC	547,501	2,348,322
THG PLC (a) (c)	57,003	23,824
TORM PLC Class A (c)	4,525	73,902
TP ICAP Group PLC	61,920	206,202
Trainline PLC (a) (b)	37,014	129,759
Travis Perkins PLC	17,413	123,617
Treatt PLC	4,366	19,160
Tritax Big Box REIT PLC	177,233	321,184
Trustpilot Group PLC (a) (b)	27,049	77,159
TT Electronics PLC	12,791	13,307
Unilever PLC	208,946	12,433,040
UNITE Group PLC REIT	30,392	319,320
United Utilities Group PLC	55,352	720,529
Vanquis Banking Group PLC	19,332	14,523
Vesuvius PLC	21,481	108,272
Victrex PLC	6,772	77,270
Videndum PLC (a)	5,538	6,433
Vistry Group PLC (a)	25,135	183,952
Vodafone Group PLC	1,717,257	1,615,865
Volution Group PLC	14,955	103,851
Watches of Switzerland Group PLC (a) (b)	19,830	105,812
Weir Group PLC	21,279	637,208
WH Smith PLC	10,640	139,259
Whitbread PLC	15,191	480,195
Wickes Group PLC	19,082	43,792
Wise PLC Class A (a)	57,032	695,653
Workspace Group PLC REIT	11,862	63,540
WPP PLC	88,088	660,822
XPS Pensions Group PLC	12,539	60,693
Zegona Communications PLC (a)	20,028	170,618
Zigup PLC	19,342	73,399
		185,294,886
UNITED STATES — 13.0%
Alcon AG	40,556	3,814,716
BP PLC	1,340,717	7,546,847
Carnival PLC (a)	11,101	191,502
Diversified Energy Co. PLC	4,083	54,967
Experian PLC	74,631	3,437,055
Security Description	Shares	Value
Ferrovial SE	39,522	$1,758,044
GSK PLC	351,828	6,639,267
Haleon PLC	685,143	3,460,457
Holcim AG	44,227	4,723,878
HUUUGE, Inc. (a) (b)	1,241	6,125
Nestle SA	213,343	21,542,881
Novartis AG	160,310	17,727,867
PolyPeptide Group AG (a) (b) (c)	1,205	22,363
Profoto Holding AB	1,220	4,688
PureTech Health PLC (a)	19,347	35,860
Qiagen NV (a)	17,605	697,446
REC Silicon ASA (a)	22,775	2,622
RHI Magnesita NV	1,697	66,479
Roche Holding AG	57,277	18,806,407
Roche Holding AG Bearer Shares	2,404	832,535
Sanofi SA	95,537	10,518,054
Schneider Electric SE	46,891	10,674,843
Shell PLC (f)	214,086	7,806,369
Shell PLC (f)	277,603	10,174,485
Signify NV (b)	10,377	223,512
Sinch AB (a) (b)	57,488	119,610
Stellantis NV (c) (f)	2,145	23,801
Stellantis NV (c) (f)	161,649	1,791,882
Swiss Re AG	23,631	4,006,386
Tenaris SA	31,246	609,560
TI Fluid Systems PLC (b)	28,996	74,479
		137,394,987
TOTAL COMMON STOCKS (Cost $1,047,273,640)		1,052,668,689

PREFERRED STOCKS — 0.0% (e)
SWEDEN — 0.0% (e)
Corem Property Group AB Preference Shares 8.57% (Cost $17,558)	748	17,424
RIGHTS — 0.0% (e)
BELGIUM — 0.0% (e)
Elia Group SA (expiring 04/03/25) (a) (c) (Cost $0)	2,682	13,072
WARRANTS — 0.0% (e)
DENMARK — 0.0% (e)
Atlantic Sapphire ASA (expiring 12/14/26) (a)	88	3
ITALY — 0.0% (e)
Fincantieri SpA (expiring 09/30/26) (a) (c)	972	977

See accompanying notes to financial statements.
101

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	$—
		977
TOTAL WARRANTS (Cost $0)		980
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	522,209	522,209
State Street Navigator Securities Lending Portfolio II (i) (j)	21,870,325	21,870,325
TOTAL SHORT-TERM INVESTMENTS (Cost $22,392,534)		22,392,534
TOTAL INVESTMENTS — 101.6% (Cost $1,069,683,732)		1,075,092,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(16,913,753)
NET ASSETS — 100.0%		$1,058,178,946
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,052,665,495	$3,194	$0(a)	$1,052,668,689
Preferred Stocks	17,424	—	—	17,424
Rights	13,072	—	—	13,072
Warrants	980	—	0(a)	980
Short-Term Investments	22,392,534	—	—	22,392,534
TOTAL INVESTMENTS	$1,075,089,505	$3,194	$0	$1,075,092,699
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
See accompanying notes to financial statements.
102

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	22.5%
Industrials	18.5
Health Care	13.6
Consumer Staples	9.3
Consumer Discretionary	9.0
Information Technology	7.0
Materials	5.6
Energy	4.8
Utilities	4.0
Communication Services	3.6
Real Estate	1.6
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	443,364	$443,364	$7,917,911	$7,839,066	$—	$—	522,209	$522,209	$12,324
State Street Navigator Securities Lending Portfolio II	3,923,584	3,923,584	46,964,999	29,018,258	—	—	21,870,325	21,870,325	48,864
Total		$4,366,948	$54,882,910	$36,857,324	$—	$—		$22,392,534	$61,188
See accompanying notes to financial statements.
103

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.6%
Alpha HPA Ltd. (a)	78,097	$40,393
AMP Ltd.	73,227	56,355
ANZ Group Holdings Ltd.	19,266	349,243
Aussie Broadband Ltd. (b)	10,312	25,639
Bellevue Gold Ltd. (a) (b)	70,399	50,230
BHP Group Ltd.	33,246	791,399
Boss Energy Ltd. (a) (b)	20,274	31,332
Brambles Ltd.	54,606	681,575
Capricorn Metals Ltd. (a)	3,087	15,543
Centuria Capital Group REIT (b)	33,942	33,630
Champion Iron Ltd. (b)	6,369	19,289
Codan Ltd.	1,229	11,940
Coles Group Ltd.	24,949	303,632
Commonwealth Bank of Australia (b)	10,005	940,991
Coronado Global Resources, Inc. CDI (c)	13,956	2,870
De Grey Mining Ltd. (a)	32,275	42,839
Deep Yellow Ltd. (a) (b)	36,645	24,205
Deterra Royalties Ltd. (b)	9,123	20,466
Emerald Resources NL (a) (b)	10,184	23,481
Endeavour Group Ltd.	9,428	22,560
Firefinch Ltd. (a) (b) (d)	22,838	854
Fortescue Ltd. (b)	39,156	375,029
Genesis Minerals Ltd. (a) (b)	38,791	89,680
Glencore PLC (a)	42,955	155,410
Gold Road Resources Ltd.	7,543	13,584
Helia Group Ltd.	9,501	23,623
HMC Capital Ltd. REIT	17,020	66,075
Iluka Resources Ltd.	9,123	22,058
Ingenia Communities Group REIT	15,646	52,844
Insurance Australia Group Ltd.	121,814	585,254
IperionX Ltd. (a) (b)	5,399	10,026
Lendlease Corp. Ltd. Stapled Security (b)	64,401	236,776
Leo Lithium Ltd. (b) (d)	18,904	2,436
Liontown Resources Ltd. (a) (b)	16,586	6,460
Lynas Rare Earths Ltd. (a) (b)	5,701	24,548
Macquarie Group Ltd.	11,534	1,413,333
Mader Group Ltd. (b)	5,448	20,675
Megaport Ltd. (a)	10,440	62,650
Mesoblast Ltd. (a) (b)	21,349	26,075
Nanosonics Ltd. (a) (b)	16,720	47,407
National Australia Bank Ltd.	24,306	515,277
Neuren Pharmaceuticals Ltd. (a)	3,894	28,949
Northern Star Resources Ltd. (b)	1,151	13,140
Nufarm Ltd. (b)	1,856	4,568
Nuix Ltd. (a) (b)	6,311	12,073
Objective Corp. Ltd. (b)	5,254	49,405
Ora Banda Mining Ltd. (a)	43,393	29,474
Origin Energy Ltd.	40,592	266,355
Orora Ltd.	4,517	5,292
Security Description	Shares	Value
Paladin Energy Ltd. (a) (b) (e)	2,557	$8,142
Paladin Energy Ltd. (a) (e)	5,018	16,143
Perseus Mining Ltd.	15,200	31,541
Pilbara Minerals Ltd. (a) (b)	19,739	20,726
PolyNovo Ltd. (a)	80,017	57,093
Pro Medicus Ltd.	3,381	420,932
QBE Insurance Group Ltd.	19,153	261,381
Ramelius Resources Ltd. (b)	23,401	34,560
Region RE Ltd. REIT (b)	813,534	1,049,394
Regis Resources Ltd. (a)	5,268	12,868
Rio Tinto Ltd. (b)	1,318	94,853
Rio Tinto PLC	17,326	1,025,704
Santos Ltd.	34,195	141,915
Scentre Group REIT	57,020	119,388
Silex Systems Ltd. (a) (b)	9,629	21,661
SiteMinder Ltd. (a) (b)	12,095	32,937
Sonic Healthcare Ltd.	30,243	485,471
South32 Ltd. (b)	16,730	33,428
Spartan Resources Ltd. (a)	12,792	15,106
Suncorp Group Ltd.	34,033	407,823
Telix Pharmaceuticals Ltd. (a)	10,415	172,118
Temple & Webster Group Ltd. (a) (b)	9,359	96,462
Transurban Group Stapled Security	56,295	469,724
Tuas Ltd. (a)	4,424	15,190
Vault Minerals Ltd. (a)	173,656	48,155
Vicinity Ltd. REIT	211,900	290,500
Vulcan Energy Resources Ltd. (a) (b)	7,347	23,258
WA1 Resources Ltd. (a)	2,625	21,330
Wesfarmers Ltd.	24,949	1,119,537
West African Resources Ltd. (a)	49,332	71,320
Westgold Resources Ltd. (b) (e)	20,381	36,577
Westgold Resources Ltd. (e)	8,735	15,840
Westpac Banking Corp.	28,085	552,512
Woodside Energy Group Ltd. (b)	19,556	281,748
Woolworths Group Ltd. (b)	9,428	173,608
Zip Co. Ltd. (a)	66,177	66,394
		15,392,281
AUSTRIA — 0.1%
DO & Co. AG (a)	2,856	502,864
Kontron AG	1,522	36,400
OMV AG	5,138	263,628
Schoeller-Bleckmann Oilfield Equipment AG	3,549	135,902
		938,794
BAHAMAS — 0.0% (f)
OneSpaWorld Holdings Ltd.	4,507	75,673
BELGIUM — 0.2%
Anheuser-Busch InBev SA	9,702	596,528
KBC Group NV	2,778	252,067
Liberty Global Ltd. Class C (a)	13,028	155,945
Solvay SA (b)	3,683	130,491
Syensqo SA	3,683	249,723

See accompanying notes to financial statements.
104

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
UCB SA	4,620	$812,208
		2,196,962
BRAZIL — 0.6%
Afya Ltd. Class A	799	14,326
Ambev SA ADR	83,025	193,448
Banco Bradesco SA ADR (b)	117,762	262,609
Banco Pan SA Preference Shares	6,154	7,833
Brava Energia	9,600	38,718
Cia Brasileira de Aluminio (a)	52,080	43,736
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	8,396
Cia de Saneamento de Minas Gerais Copasa MG	5,900	20,344
Cia Energetica de Minas Gerais ADR	18,394	32,373
Cia Siderurgica Nacional SA ADR (b)	40,823	68,174
Cury Construtora e Incorporadora SA	5,961	25,550
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,206	25,896
Direcional Engenharia SA	3,792	20,808
Embraer SA (a)	11,767	135,078
ERO Copper Corp. (a) (b)	648	7,848
Gerdau SA ADR	46,410	131,804
Iguatemi SA	20,300	65,568
Inter & Co., Inc. Class A	799	4,379
Itau Unibanco Holding SA ADR	87,366	480,513
Karoon Energy Ltd. (b)	10,155	9,967
Marfrig Global Foods SA	3,605	11,367
MercadoLibre, Inc. (a)	522	1,018,354
Minerva SA (a)	12,678	13,989
NU Holdings Ltd. Class A (a)	26,383	270,162
Orizon Valorizacao de Residuos SA (a)	10,500	77,545
Petroleo Brasileiro SA ADR (e)	51,516	671,769
Petroleo Brasileiro SA ADR (e)	21,024	301,484
Petroreconcavo SA	8,402	24,190
Pluxee NV (b)	7,375	150,057
PRIO SA (a)	62,356	433,296
Santos Brasil Participacoes SA	3,574	8,305
Serena Energia SA (a)	62,383	83,756
TOTVS SA	2,000	11,652
Vale SA ADR	63,716	635,886
Wheaton Precious Metals Corp.	7,589	588,823
Yara International ASA	4,633	138,929
		6,036,932
BURKINA FASO — 0.0% (f)
IAMGOLD Corp. (a)	5,260	32,819
CANADA — 2.7%
Advantage Energy Ltd. (a) (b)	29,931	225,431
Africa Oil Corp.	23,854	34,142
Agnico Eagle Mines Ltd.	3,705	401,352
Security Description	Shares	Value
Alamos Gold, Inc. Class A	955	$25,513
Altius Minerals Corp.	8,012	137,834
AtkinsRealis Group, Inc. (b)	6,766	321,411
Aurinia Pharmaceuticals, Inc. (a)	7,582	60,959
Aya Gold & Silver, Inc. (a)	8,240	63,664
B2Gold Corp.	11,393	32,376
Ballard Power Systems, Inc. (a) (b)	31,751	35,077
Bank of Montreal	6,763	645,733
Bank of Nova Scotia (b)	8,122	385,037
Barrick Gold Corp. (b)	10,882	211,251
Birchcliff Energy Ltd. (b)	4,185	19,424
Bitfarms Ltd. (a) (b)	14,074	11,050
BlackBerry Ltd. (a) (b)	5,891	22,185
Bombardier, Inc. Class B (a) (b)	1,615	90,869
Brookfield Asset Management Ltd. Class A (b)	6,610	319,925
Brookfield Corp.	26,029	1,361,990
Brookfield Wealth Solutions Ltd.	222	11,599
Calibre Mining Corp. (a)	33,369	74,192
Cameco Corp. (b)	12,427	511,499
Canada Goose Holdings, Inc. (a) (b)	1,796	14,238
Canadian Imperial Bank of Commerce (b)	5,853	329,199
Canadian National Railway Co. (b)	11,808	1,148,926
Canadian Natural Resources Ltd. (b)	23,580	725,463
Canadian Pacific Kansas City Ltd. (b)	12,422	871,633
Canadian Tire Corp. Ltd. Class A (b)	2,955	306,823
Celestica, Inc. (a) (b)	915	72,170
Cenovus Energy, Inc.	15,141	210,401
CES Energy Solutions Corp. (b)	1,665	8,561
Converge Technology Solutions Corp.	4,590	17,413
Cronos Group, Inc. (a) (b)	2,358	4,243
Defi Technologies, Inc. (a) (b)	1,665	3,494
Docebo, Inc. (a)	3,935	113,163
Dundee Precious Metals, Inc. (b)	8,799	116,647
D-Wave Quantum, Inc. (a) (b)	3,130	23,788
Dye & Durham Ltd. (b)	586	4,409
Enbridge, Inc. (b)	16,188	716,355
Endeavour Silver Corp. (a) (b)	5,474	23,353
Enerflex Ltd.	1,465	11,319
EQB, Inc. (b)	344	23,313
Equinox Gold Corp. (a)	4,087	28,084
First Majestic Silver Corp. (e)	31,539	210,808
First Majestic Silver Corp. (b) (e)	8,829	59,066
Fortuna Mining Corp. (a)	5,520	33,559
George Weston Ltd.	814	138,752
Headwater Exploration, Inc. (b)	1,013	4,540
Hut 8 Corp. (a)	1,332	15,478
IGM Financial, Inc. (b)	4,592	141,214

See accompanying notes to financial statements.
105

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Imperial Oil Ltd. (b)	8,523	$615,575
Jamieson Wellness, Inc. (b) (c)	2,346	49,781
Just Energy Group, Inc. (a) (d)	352	—
K92 Mining, Inc. (a)	3,648	31,455
Kinaxis, Inc. (a)	312	34,394
Kinross Gold Corp.	25,315	318,889
Lightspeed Commerce, Inc. (a) (b)	2,143	18,746
Lithium Americas Corp. (a) (b)	4,325	11,690
Lithium Argentina AG (a) (b)	4,213	8,957
Loblaw Cos. Ltd. (b)	9,535	1,335,993
MAG Silver Corp. (a)	1,427	21,704
Manulife Financial Corp.	21,647	674,415
Mattr Corp. (a) (b)	1,172	8,339
MEG Energy Corp. (b)	3,070	53,817
MTY Food Group, Inc. (b)	4,793	136,805
National Bank of Canada (b)	16,190	1,336,033
New Gold, Inc. (a)	7,289	26,943
NexGen Energy Ltd. (a) (b)	42,388	189,962
Novagold Resources, Inc. (a) (b)	2,659	7,759
Nutrien Ltd. (b)	6,394	317,290
Onex Corp. (b)	10,144	678,804
Orla Mining Ltd. (a)	1,733	16,183
Pan American Silver Corp.	4,492	116,010
Rogers Communications, Inc. Class B (b)	16,863	450,266
Royal Bank of Canada	14,860	1,673,654
Sandstorm Gold Ltd. (b)	1,248	9,400
Shopify, Inc. Class A (a) (b)	13,092	1,245,298
Skeena Resources Ltd. (a)	2,857	28,803
Slate Grocery REIT Class U,	16,832	165,367
South Bow Corp. (b)	2,232	57,008
SSR Mining, Inc. (a)	10,629	106,493
Sun Life Financial, Inc. (b)	16,717	956,618
Suncor Energy, Inc.	23,797	921,291
SunOpta, Inc. (a) (b)	882	4,277
Taseko Mines Ltd. (a)	4,256	9,522
TC Energy Corp. (b)	11,218	529,703
Teck Resources Ltd. Class B	8,496	309,439
TELUS Corp.	60,565	868,551
TerraVest Industries, Inc. (b)	393	38,815
Tilray Brands, Inc. (a) (b) (e)	7,361	4,840
Tilray Brands, Inc. (a) (b) (e)	4,008	2,618
Torex Gold Resources, Inc. (a)	944	26,137
Toronto-Dominion Bank	19,852	1,189,396
TransAlta Corp.	26,550	247,745
Triple Flag Precious Metals Corp.	559	10,693
Veren, Inc. (b)	7,680	50,800
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a) (b)	2,229	6,412
Wesdome Gold Mines Ltd. (a)	11,056	131,666
		25,433,282
CHILE — 0.0% (f)
Aguas Andinas SA Class A	28,728	10,327
Security Description	Shares	Value
Cia Cervecerias Unidas SA	903	$6,830
Embotelladora Andina SA Preference Shares	29,169	108,774
Enel Chile SA ADR	5,145	16,824
Inversiones Aguas Metropolitanas SA	12,101	10,678
Lundin Mining Corp.	365	2,957
Parque Arauco SA	10,590	21,025
Plaza SA	6,292	12,987
Sociedad Quimica y Minera de Chile SA ADR (b)	1,239	49,225
Vina Concha y Toro SA	11,637	14,852
		254,479
CHINA — 3.2%
360 Security Technology, Inc. Class A	10,000	14,286
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	5,100	10,458
AAC Technologies Holdings, Inc.	2,500	15,134
Accelink Technologies Co. Ltd. Class A	2,400	15,135
AECC Aero-Engine Control Co. Ltd. Class A	70,400	185,159
AECC Aviation Power Co. Ltd. Class A	5,700	28,406
Agricultural Bank of China Ltd. Class H	351,000	211,133
AK Medical Holdings Ltd. (b) (c)	28,000	21,413
Akeso, Inc. (a) (c)	14,000	137,116
Alibaba Group Holding Ltd.	169,800	2,793,517
Alibaba Group Holding Ltd. ADR	2,416	319,468
Alibaba Health Information Technology Ltd. (a) (b)	86,000	52,062
A-Living Smart City Services Co. Ltd. (b) (c)	2,500	839
Aluminum Corp. of China Ltd. Class A	8,800	9,035
Amlogic Shanghai Co. Ltd. Class A (a)	1,802	20,696
Anhui Conch Cement Co. Ltd. Class H	6,000	16,966
Anhui Gujing Distillery Co. Ltd. Class A	600	14,059
Anhui Gujing Distillery Co. Ltd. Class B	3,600	56,682
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	5,600	27,746
Anhui Yingjia Distillery Co. Ltd. Class A	3,000	22,345
ANTA Sports Products Ltd.	11,400	125,131
Ascentage Pharma Group International (a) (b) (c)	21,700	118,118
Autohome, Inc. ADR	700	19,404
Avicopter PLC Class A	29,800	150,027

See accompanying notes to financial statements.
106

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	20,300	$24,027
Baidu, Inc. Class A (a)	26,410	305,333
Bank of China Ltd. Class H	982,000	591,954
Bank of Communications Co. Ltd. Class H	285,000	254,952
BeiGene Ltd. (a)	4,131	88,245
Beijing Fourth Paradigm Technology Co. Ltd. (a)	1,900	11,111
Beijing Yanjing Brewery Co. Ltd. Class A	50,400	84,972
Bestechnic Shanghai Co. Ltd. Class A	464	25,946
Bethel Automotive Safety Systems Co. Ltd. Class A	1,900	16,330
Bilibili, Inc. Class Z (a) (b)	1,995	38,129
BOE Varitronix Ltd.	57,000	41,540
BYD Co. Ltd. Class A	2,500	128,993
BYD Co. Ltd. Class H	11,500	580,595
Canggang Railway Ltd. (b)	32,000	5,635
CGN Mining Co. Ltd. (b)	40,000	7,095
CGN New Energy Holdings Co. Ltd. (b)	14,000	4,139
Chifeng Jilong Gold Mining Co. Ltd. Class A	16,400	51,688
China CITIC Bank Corp. Ltd. Class H	62,000	48,530
China Conch Venture Holdings Ltd.	5,000	4,968
China Construction Bank Corp. Class H	1,096,000	969,176
China Foods Ltd.	60,000	23,290
China Gas Holdings Ltd.	22,110	20,148
China Jushi Co. Ltd. Class A	8,600	15,269
China Life Insurance Co. Ltd. Class H	96,000	185,083
China Mengniu Dairy Co. Ltd.	58,000	143,131
China Merchants Bank Co. Ltd. Class H	105,174	620,476
China Merchants Energy Shipping Co. Ltd. Class A	7,700	6,910
China Minsheng Banking Corp. Ltd. Class H	43,500	19,569
China National Software & Service Co. Ltd. Class A (a)	7,700	45,770
China Overseas Land & Investment Ltd.	48,000	85,755
China Overseas Property Holdings Ltd.	5,000	3,438
China Pacific Insurance Group Co. Ltd. Class H	18,400	57,823
China Petroleum & Chemical Corp. Class H	545,200	287,305
China Rare Earth Resources & Technology Co. Ltd. Class A	13,800	60,150
China Resources Beer Holdings Co. Ltd.	8,000	28,893
Security Description	Shares	Value
China Resources Gas Group Ltd.	2,000	$5,964
China Resources Land Ltd.	31,000	102,798
China Ruyi Holdings Ltd. (a) (b)	164,000	50,378
China Shenhua Energy Co. Ltd. Class H (b)	44,500	180,453
China Tower Corp. Ltd. Class H (c)	42,000	56,466
China Vanke Co. Ltd. Class H (a) (b)	12,400	8,829
Chongqing Brewery Co. Ltd. Class A	2,100	16,916
CITIC Ltd.	89,000	109,816
CMOC Group Ltd. Class A	7,400	7,740
CNOOC Energy Technology & Services Ltd. Class A	99,800	55,216
COFCO Joycome Foods Ltd. (a) (b)	64,000	12,174
Contemporary Amperex Technology Co. Ltd. Class A	720	25,065
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	8,802
COSCO SHIPPING Ports Ltd. (b)	42,206	25,388
Country Garden Services Holdings Co. Ltd.	10,000	8,856
CSG Holding Co. Ltd. Class B	193,100	50,135
CSPC Pharmaceutical Group Ltd.	26,880	17,067
Dalipal Holdings Ltd.	10,000	11,439
Daqo New Energy Corp. ADR (a) (b)	3,722	67,405
Dongyue Group Ltd.	23,000	26,931
East Buy Holding Ltd. (a) (b) (c)	9,000	14,737
Eastroc Beverage Group Co. Ltd. Class A	400	13,706
Ecovacs Robotics Co. Ltd. Class A	3,100	26,239
Empyrean Technology Co. Ltd. Class A	2,700	42,901
ENN Energy Holdings Ltd.	24,600	202,990
Eoptolink Technology, Inc. Ltd. Class A	2,800	37,812
Everest Medicines Ltd. (a) (b) (c)	8,000	55,062
Evergrande Property Services Group Ltd. (a) (c)	93,000	9,204
Ganfeng Lithium Group Co. Ltd. Class A	980	4,563
GDS Holdings Ltd. Class A (a) (b)	9,461	29,671
Geely Automobile Holdings Ltd.	56,000	119,769
GEM Co. Ltd. Class A	3,900	3,500
Genscript Biotech Corp. (a) (b)	10,000	15,886
Global New Material International Holdings Ltd. (a) (b)	24,000	11,012

See accompanying notes to financial statements.
107

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co. Ltd. Class A	22,500	$80,823
Great Wall Motor Co. Ltd. Class H	6,500	11,362
Guangdong Investment Ltd.	4,000	2,941
Guangzhou Automobile Group Co. Ltd. Class A	69,700	81,347
Guangzhou Haige Communications Group, Inc. Co. Class A	12,700	19,524
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	31,200	4,171
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	6,106
H World Group Ltd. ADR	608	22,502
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	199,000	16,625
Haidilao International Holding Ltd. (b) (c)	2,000	4,514
Haier Smart Home Co. Ltd. Class H	73,600	236,495
Hainan Airport Infrastructure Co. Ltd. Class A (a)	111,600	55,601
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	6,000	7,002
Hangzhou First Applied Material Co. Ltd. Class A	548	1,061
Hangzhou GreatStar Industrial Co. Ltd.	29,200	118,996
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	47,700	64,865
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,098
Health & Happiness H&H International Holdings Ltd.	47,500	56,595
Hello Group, Inc. ADR	3,957	24,969
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	9,553
Hengan International Group Co. Ltd.	8,500	23,707
Hisense Home Appliances Group Co. Ltd. Class A	1,300	5,316
Huafon Chemical Co. Ltd. Class A	9,400	10,052
Huagong Tech Co. Ltd. Class A	4,100	23,186
Huaneng Power International, Inc. Class H	170,000	98,544
Huangshan Tourism Development Co. Ltd. Class B	27,000	20,196
Hundsun Technologies, Inc. Class A	10,000	38,591
HUYA, Inc. ADR	8,566	27,497
Hwatsing Technology Co. Ltd. Class A	397	9,035
Security Description	Shares	Value
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	1,200	$2,073
Iflytek Co. Ltd. Class A	1,100	7,202
indie Semiconductor, Inc. Class A (a) (b)	6,309	12,839
Industrial & Commercial Bank of China Ltd. Class H	673,000	479,213
INESA Intelligent Tech, Inc. Class B	267,400	211,246
Ingenic Semiconductor Co. Ltd. Class A	2,700	26,644
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	6,700	17,760
Innovent Biologics, Inc. (a) (c)	8,000	47,916
iQIYI, Inc. ADR (a) (b)	13,723	31,014
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	43,419
JA Solar Technology Co. Ltd. Class A	3,528	5,598
JCHX Mining Management Co. Ltd. Class A	6,100	33,330
JD Health International, Inc. (a) (c)	1,150	4,900
JD.com, Inc. Class A	25,223	521,298
Jiangsu Hoperun Software Co. Ltd. Class A (a)	5,400	38,587
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	58,950
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	6,297
Jiangsu Yoke Technology Co. Ltd. Class A	11,400	97,229
Jinan Acetate Chemical Co. Ltd.	1,370	35,444
Jinchuan Group International Resources Co. Ltd. (b)	28,000	2,304
Jinke Smart Services Group Co. Ltd. Class H (a) (b)	23,400	25,925
JinkoSolar Holding Co. Ltd. ADR (b)	2,764	51,521
Jinxin Fertility Group Ltd. (b) (c)	4,500	1,741
JOYY, Inc. ADR (a)	597	25,062
Kangji Medical Holdings Ltd.	5,000	4,563
Kanzhun Ltd. ADR (a)	3,093	59,293
KE Holdings, Inc. ADR	6,050	121,544
Kingdee International Software Group Co. Ltd. (a)	22,000	37,212
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	11,671	167,596
Kuaishou Technology (a) (c)	21,900	152,984
Kuang-Chi Technologies Co. Ltd. Class A	40,400	210,232
Kunlun Tech Co. Ltd. Class A	3,100	14,702
Kweichow Moutai Co. Ltd. Class A	700	150,387
Lenovo Group Ltd.	78,000	105,065
Li Auto, Inc. ADR (a) (b)	30	756
Li Auto, Inc. Class A (a)	19,804	252,122

See accompanying notes to financial statements.
108

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Li Ning Co. Ltd.	42,500	$86,963
Lifetech Scientific Corp. (a) (b)	12,000	2,529
Lingyi iTech Guangdong Co. Class A	11,700	14,573
Longfor Group Holdings Ltd. (c)	8,931	11,261
Luzhou Laojiao Co. Ltd. Class A	600	10,712
Mango Excellent Media Co. Ltd. Class A	2,700	10,275
Maxscend Microelectronics Co. Ltd. Class A	960	10,590
Meitu, Inc. (b) (c)	91,000	63,744
Meituan Class B (a) (c)	55,990	1,121,196
Microport Scientific Corp. (a) (b)	3,008	3,081
Ming Yuan Cloud Group Holdings Ltd.	36,000	13,881
MINISO Group Holding Ltd. ADR (b)	363	6,712
MMG Ltd. (a)	50,400	17,361
Mobvista, Inc. (a) (c)	11,000	9,784
NetEase, Inc.	26,180	531,656
New Horizon Health Ltd. (a) (b) (c) (d)	11,500	10,450
New Oriental Education & Technology Group, Inc.	21,210	99,640
Newborn Town, Inc. (a)	8,000	6,056
Ningbo Deye Technology Co. Ltd. Class A	600	7,553
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	4,692
NIO, Inc. Class A (a) (b)	21,104	78,527
Nongfu Spring Co. Ltd. Class H (b) (c)	18,000	78,082
NXP Semiconductors NV	304	57,778
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	128,500	50,050
PDD Holdings, Inc. ADR (a)	6,741	797,797
PetroChina Co. Ltd. Class H	164,000	132,586
Pharmaron Beijing Co. Ltd. Class A	2,925	10,837
PICC Property & Casualty Co. Ltd. Class H	169,788	313,812
Ping An Insurance Group Co. of China Ltd. Class H	64,500	383,835
Piotech, Inc. Class A	288	6,243
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	68,000	42,039
Prosus NV	21,671	996,639
Q Technology Group Co. Ltd. (a)	18,000	17,190
Qifu Technology, Inc. ADR	363	16,302
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,100	16,515
RLX Technology, Inc. ADR (b)	36,332	68,304
RoboSense Technology Co. Ltd. (a) (b)	1,000	4,903
Rockchip Electronics Co. Ltd. Class A	200	4,770
Security Description	Shares	Value
Seres Group Co. Ltd. Class A	3,400	$58,909
SG Micro Corp. Class A	195	2,342
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	21,991
Shanghai Baosight Software Co. Ltd. Class A	11,589	48,631
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	660	16,551
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	137,200	81,085
Shanghai M&G Stationery, Inc. Class A	5,500	23,155
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,300	31,820
Shanjin International Gold Co. Ltd. Class A	4,300	11,363
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	37,159
Shengyi Technology Co. Ltd. Class A	8,800	32,955
Shenzhen Energy Group Co. Ltd. Class A	17,900	15,619
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	23,237
Shenzhou International Group Holdings Ltd.	7,700	57,797
Sichuan Changhong Electric Co. Ltd. Class A	5,100	7,209
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,740
Sieyuan Electric Co. Ltd. Class A	900	9,414
Silergy Corp.	1,000	11,370
Silvercorp Metals, Inc. (b)	10,943	42,198
Smoore International Holdings Ltd. (b) (c)	12,000	20,452
Sunac China Holdings Ltd. (a) (b)	38,000	7,570
Sunac Services Holdings Ltd. (b) (c)	29,257	6,468
Sunny Optical Technology Group Co. Ltd.	8,000	73,365
SUPCON Technology Co. Ltd. Class A	969	7,082
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,700	16,672
Suzhou TFC Optical Communication Co. Ltd. Class A	2,800	32,609
TAL Education Group ADR (a)	13,585	179,458
Tencent Holdings Ltd.	79,400	5,072,015
Tencent Music Entertainment Group ADR	8,453	121,808

See accompanying notes to financial statements.
109

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Tianli International Holdings Ltd.	9,000	$4,384
Tianshan Aluminum Group Co. Ltd. Class A	3,500	4,278
Trip.com Group Ltd.	11,896	755,627
Tsingtao Brewery Co. Ltd. Class A	2,800	29,388
Tuya, Inc. ADR	18,715	56,706
UBTech Robotics Corp. Ltd. (a)	400	4,041
Up Fintech Holding Ltd. ADR (a) (b)	8,259	70,945
Victory Giant Technology Huizhou Co. Ltd. Class A	3,400	37,908
Vipshop Holdings Ltd. ADR (a)	8,914	139,771
Vnet Group, Inc. ADR (a) (b)	4,667	38,269
Weihai Guangwei Composites Co. Ltd. Class A	7,140	30,610
Weimob, Inc. (a) (b) (c)	86,000	19,675
Western Superconducting Technologies Co. Ltd. Class A	8,575	54,701
Will Semiconductor Co. Ltd. Shanghai Class A	810	14,796
Wintime Energy Group Co. Ltd. Class A	296,200	58,703
Wuhan Guide Infrared Co. Ltd. Class A	30,970	33,886
Wuliangye Yibin Co. Ltd. Class A	1,200	21,693
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	43,517
WuXi AppTec Co. Ltd. Class A	1,100	10,192
Wuxi Biologics Cayman, Inc. (a) (c)	34,500	119,947
XD, Inc. (a)	10,000	41,515
Xiamen Tungsten Co. Ltd. Class A	9,700	25,792
Xiaomi Corp. Class B (a) (c)	170,800	1,080,082
Xinyi Solar Holdings Ltd. (b)	2,000	771
XPeng, Inc. ADR (a)	60	1,243
XPeng, Inc. Class A (a)	19,644	198,957
Yadea Group Holdings Ltd. (b) (c)	10,470	20,320
Yankuang Energy Group Co. Ltd. Class H (b)	66,300	68,769
Yantai Changyu Pioneer Wine Co. Ltd. Class B	21,700	21,281
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	13,600	67,870
Yeahka Ltd. (a) (b)	6,400	6,572
Yidu Tech, Inc. (a) (b) (c)	7,700	6,126
Yifeng Pharmacy Chain Co. Ltd. Class A	1,008	3,456
Yihai International Holding Ltd. (b)	4,000	6,951
Yonghui Superstores Co. Ltd. Class A (a)	8,700	5,735
Yonyou Network Technology Co. Ltd. Class A (a)	11,000	22,800
Yum China Holdings, Inc.	8,010	417,001
Security Description	Shares	Value
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	17,500	$13,150
Yutong Bus Co. Ltd. Class A	10,000	36,485
Zai Lab Ltd. ADR (a) (b)	1,908	68,955
Zhejiang Dingli Machinery Co. Ltd. Class A	3,400	27,651
Zhejiang Leapmotor Technology Co. Ltd. (a) (c)	3,500	22,605
Zhejiang Supor Co. Ltd. Class A	600	4,821
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	5,800	14,097
Zhongji Innolight Co. Ltd. Class A	2,660	36,111
Zijin Mining Group Co. Ltd. Class A	8,600	21,447
Zijin Mining Group Co. Ltd. Class H	124,000	281,778
Zonqing Environmental Ltd. (b)	12,000	10,858
ZTO Express Cayman, Inc.	2,764	54,532
		30,184,565
COLOMBIA — 0.0% (f)
Bancolombia SA ADR	1,317	52,943
COSTA RICA — 0.0% (f)
Establishment Labs Holdings, Inc. (a) (b)	312	12,731
DENMARK — 0.5%
Ambu AS Class B	709	12,108
AP Moller - Maersk AS Class B	229	397,377
Chemometec AS	842	60,297
Coloplast AS Class B	1,430	149,735
D/S Norden AS	709	17,841
Danske Bank AS	13,326	434,315
Dfds AS (a)	312	4,072
DSV AS	2,344	452,225
Genmab AS (a)	719	139,497
Novo Nordisk AS Class B	36,779	2,501,741
Novonesis (Novozymes) B Class B	4,191	243,328
Svitzer Group AS (a)	414	13,064
Vestas Wind Systems AS (a)	11,302	155,325
Zealand Pharma AS (a)	2,873	215,058
		4,795,983
FINLAND — 0.3%
Fortum OYJ (b)	10,347	168,882
Mandatum OYJ (b)	7,278	43,963
Metso OYJ (b)	26,518	272,183
Nokia OYJ	64,084	335,042
Nordea Bank Abp (b) (e)	42,994	546,568
Nordea Bank Abp (e)	705	8,963
Sampo OYJ Class A	36,390	347,880
UPM-Kymmene OYJ (b)	23,550	628,336
Valmet OYJ (b)	3,271	88,157
Wartsila OYJ Abp	21,023	372,315
		2,812,289

See accompanying notes to financial statements.
110

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FRANCE — 2.0%
Accor SA	12,890	$583,267
Air Liquide SA	2,046	387,075
Airbus SE	5,249	922,958
Alstom SA (a)	15,275	336,271
AXA SA	24,946	1,061,699
BNP Paribas SA	13,193	1,096,051
Bouygues SA	7,580	298,122
Canal & SA (a)	27,080	64,314
Capgemini SE	6,408	955,572
Carrefour SA	17,082	243,935
Credit Agricole SA	28,801	521,885
Danone SA	7,251	554,857
Engie SA	12,736	248,115
EssilorLuxottica SA	5,231	1,499,650
Fnac Darty SA	6,647	199,966
Forvia SE (b)	246	2,043
Hermes International SCA	18	46,879
Kering SA	1,488	306,873
L'Oreal SA	2,971	1,100,300
Louis Hachette Group (a)	27,387	40,870
LVMH Moet Hennessy Louis Vuitton SE	2,449	1,512,382
Orange SA	36,306	470,417
Pernod Ricard SA	3,572	352,125
Publicis Groupe SA	7,366	690,169
Renault SA	8,806	442,795
Societe Generale SA	8,141	363,980
Sodexo SA	7,375	473,209
Technip Energies NV	1,587	51,668
TotalEnergies SE	22,006	1,418,172
Unibail-Rodamco-Westfield CDI	16,803	69,526
Unibail-Rodamco-Westfield REIT (a)	1,806	151,971
Veolia Environnement SA	26,510	909,197
Vinci SA	10,795	1,356,147
Vivendi SE	27,387	81,562
Voltalia SA (a) (b)	1,842	13,271
		18,827,293
GEORGIA — 0.0% (f)
TBC Bank Group PLC	554	29,533
GERMANY — 2.1%
adidas AG	4,151	971,664
AIXTRON SE	3,876	42,434
Allianz SE	5,276	2,006,667
BASF SE	9,545	473,201
Bayer AG	12,410	295,855
Bayerische Motoren Werke AG	2,344	186,557
Commerzbank AG	8,630	195,485
CompuGroup Medical SE & Co. KGaA (a)	12,144	293,842
Daimler Truck Holding AG	6,665	267,247
Deutsche Bank AG	17,644	415,869
Deutsche Boerse AG	4,592	1,349,692
Deutsche Lufthansa AG	49,911	361,007
Security Description	Shares	Value
Deutsche Post AG	22,868	$975,236
Deutsche Telekom AG	37,766	1,396,000
Dr. Ing hc F Porsche AG Preference Shares (c)	1,258	62,441
E.ON SE	23,696	357,326
Eckert & Ziegler SE	348	20,882
Elmos Semiconductor SE	2,135	134,222
flatexDEGIRO AG	4,480	102,545
Fresenius Medical Care AG	2,360	116,349
HelloFresh SE (a)	3,259	27,367
Infineon Technologies AG	14,622	480,080
Mercedes-Benz Group AG	13,131	768,637
Merck KGaA	3,611	493,816
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,783	1,750,810
Orion SA	100	1,293
Puma SE	1,230	29,748
Rheinmetall AG	16	22,797
RWE AG	7,907	282,029
Salzgitter AG	6,929	175,741
SAP SE	11,607	3,064,260
Siemens AG	9,425	2,157,331
Siemens Energy AG (a)	4,653	270,609
thyssenkrupp AG	14,851	151,822
Verbio SE (b)	3,310	31,303
Volkswagen AG Preference Shares	1,895	191,515
		19,923,679
GHANA — 0.0% (f)
Kosmos Energy Ltd. (a)	29,843	68,042
GREECE — 0.0% (f)
Piraeus Financial Holdings SA	3,651	19,908
HONG KONG — 0.4%
AIA Group Ltd.	118,200	890,264
Bank of East Asia Ltd.	68,797	102,749
CK Asset Holdings Ltd.	50,270	203,204
Cowell e Holdings, Inc. (a) (b)	1,000	3,689
Fenbi Ltd. (a) (b)	13,500	4,321
Futu Holdings Ltd. ADR	971	99,382
Hang Lung Properties Ltd.	100,131	85,456
Henderson Land Development Co. Ltd.	18,910	54,322
Hong Kong Exchanges & Clearing Ltd.	20,168	893,786
Link REIT	88,150	412,408
Melco International Development Ltd. (a) (b)	4,000	1,959
Melco Resorts & Entertainment Ltd. ADR (a)	608	3,204
New World Development Co. Ltd. (a) (b)	32,383	20,520
Prudential PLC	30,322	323,359
Sino Biopharmaceutical Ltd.	83,500	40,246
Stella International Holdings Ltd.	14,000	31,166
Sun Hung Kai Properties Ltd.	93,253	885,749

See accompanying notes to financial statements.
111

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Swire Pacific Ltd. Class A	8,500	$74,946
Techtronic Industries Co. Ltd.	500	5,993
Vitasoy International Holdings Ltd.	8,000	10,323
Viva Goods Co. Ltd.	56,000	3,311
Yue Yuen Industrial Holdings Ltd.	3,000	4,812
		4,155,169
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	12,997	102,060
Richter Gedeon Nyrt	14,421	396,541
		498,601
INDIA — 2.1%
Aarti Drugs Ltd.	8,142	32,417
Aarti Pharmalabs Ltd.	2,794	24,492
Action Construction Equipment Ltd.	1,427	20,988
Adani Power Ltd. (a)	4,775	28,452
Aegis Logistics Ltd.	2,771	26,112
Affle India Ltd. (a)	585	11,009
AGI Greenpac Ltd.	1,745	15,220
Ahluwalia Contracts India Ltd.	1,464	14,032
Akzo Nobel India Ltd.	1,764	74,256
Alkyl Amines Chemicals	9,592	181,594
Alok Industries Ltd. (a)	239,059	42,093
Amber Enterprises India Ltd. (a)	4,311	363,696
AMI Organics Ltd.	194	5,540
Anant Raj Ltd.	7,813	44,937
Anup Engineering Ltd.	832	33,831
APL Apollo Tubes Ltd.	4,271	76,216
Aptus Value Housing Finance India Ltd.	5,716	19,711
Arvind Ltd.	6,609	24,368
Astra Microwave Products Ltd.	5,110	40,197
AstraZeneca Pharma India Ltd.	358	36,053
AurionPro Solutions Ltd.	3,220	60,433
Avalon Technologies Ltd. (a) (c)	2,237	19,827
Axis Bank Ltd.	24,858	320,495
Azad Engineering Ltd. (a)	1,103	17,546
Balu Forge Industries Ltd.	6,745	50,466
Banco Products India Ltd.	3,280	13,249
Bayer CropScience Ltd.	94	5,399
BEML Ltd.	29	1,092
Bharat Heavy Electricals Ltd.	6,939	17,571
Bharti Airtel Ltd.	24,951	506,011
Birlasoft Ltd.	33,350	151,274
BLS International Services Ltd.	3,979	18,558
Blue Star Ltd.	898	22,446
Bondada Engineering Ltd.	10,400	45,623
Brigade Enterprises Ltd.	1,301	14,866
BSE Ltd.	283	18,144
Can Fin Homes Ltd.	9,518	74,548
Cartrade Tech Ltd. (a)	314	6,043
CE Info Systems Ltd.	4,986	98,547
Security Description	Shares	Value
Central Depository Services India Ltd.	15,930	$227,388
Cera Sanitaryware Ltd.	89	5,872
Chemplast Sanmar Ltd. (a)	2,741	13,952
City Union Bank Ltd.	14,789	27,196
CMS Info Systems Ltd.	1,173	6,333
Cyient DLM Ltd. (a)	7,149	38,278
Data Patterns India Ltd.	3,033	59,968
Dhanuka Agritech Ltd.	354	5,359
Dixon Technologies India Ltd.	3,943	607,994
Dodla Dairy Ltd.	1,847	25,000
Doms Industries Ltd.	755	25,415
Dr. Reddy's Laboratories Ltd. ADR	81,062	1,069,208
E2E Networks Ltd. (a) (c)	1,112	27,579
Easy Trip Planners Ltd. (a)	56,707	7,769
Elecon Engineering Co. Ltd.	4,895	25,723
Electrosteel Castings Ltd.	25,743	29,588
Embassy Developments Ltd. (a)	24,444	33,134
eMudhra Ltd.	4,550	45,374
Entero Healthcare Solutions Ltd. (a)	2,323	30,902
Epigral Ltd.	507	11,295
EPL Ltd.	29,821	70,376
Equitas Small Finance Bank Ltd. (c)	63,439	40,807
Ethos Ltd. (a)	1,953	56,773
Eureka Forbes Ltd. (a)	4,964	31,492
Gabriel India Ltd.	1,947	13,203
Galaxy Surfactants Ltd.	148	3,547
Ganesha Ecosphere Ltd.	1,089	19,838
Garden Reach Shipbuilders & Engineers Ltd.	2,920	57,589
Garware Hi-Tech Films Ltd.	595	27,461
Garware Technical Fibres Ltd.	7,070	71,525
GE Vernova T&D India Ltd.	612	11,161
Genus Power Infrastructures Ltd.	6,140	18,799
GMR Power & Urban Infra Ltd. (a)	14,860	19,877
Godawari Power & Ispat Ltd.	11,429	24,085
Godfrey Phillips India Ltd.	3,592	284,477
Gokaldas Exports Ltd. (a)	2,729	25,745
Granules India Ltd.	15,540	88,425
Graphite India Ltd.	914	5,111
Gravita India Ltd.	1,377	29,514
Greaves Cotton Ltd.	6,411	16,111
Greenlam Industries Ltd.	9,446	26,065
Greenpanel Industries Ltd.	1,717	4,558
Gujarat Mineral Development Corp. Ltd.	8,745	27,136
Gujarat Pipavav Port Ltd.	5,188	8,382
HBL Engineering Ltd.	4,292	23,727
HDFC Bank Ltd.	31,027	663,647
HEG Ltd.	5,103	28,828
HeidelbergCement India Ltd.	31,889	73,794

See accompanying notes to financial statements.
112

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hemisphere Properties India Ltd. (a)	48,470	$70,159
Heritage Foods Ltd.	7,319	32,972
HFCL Ltd.	11,324	10,480
HG Infra Engineering Ltd.	391	4,834
Himadri Speciality Chemical Ltd.	7,520	37,335
Hindustan Construction Co. Ltd. (a)	42,588	12,880
Hindustan Copper Ltd.	10,285	26,568
Home First Finance Co. India Ltd. (c)	4,857	57,629
ICICI Bank Ltd. ADR	57,005	1,796,798
IFCI Ltd. (a)	47,722	24,047
IIFL Finance Ltd. (a)	1,210	4,638
India Cements Ltd. (a)	1,672	5,419
IndiaMart InterMesh Ltd. (c)	1,885	45,623
Indigo Paints Ltd.	4,067	44,856
Indo Count Industries Ltd.	6,437	19,125
Infibeam Avenues Ltd.	118,164	22,880
Infosys Ltd. ADR (b)	73,047	1,333,108
Inox Green Energy Services Ltd. (a)	16,937	23,571
Inox Wind Energy Ltd. (a)	57	6,441
Intellect Design Arena Ltd.	6,004	48,659
ION Exchange India Ltd.	26	142
ITD Cementation India Ltd.	3,886	25,338
J Kumar Infraprojects Ltd.	672	4,988
Jaiprakash Associates Ltd. (a)	218,976	7,993
Jaiprakash Power Ventures Ltd. (a)	258,882	43,161
Jammu & Kashmir Bank Ltd.	63,733	68,824
JB Chemicals & Pharmaceuticals Ltd.	9,504	180,490
Jio Financial Services Ltd. (a)	10,622	28,274
Jubilant Ingrevia Ltd.	1,626	12,363
Jupiter Life Line Hospitals Ltd.	171	3,194
Jupiter Wagons Ltd.	2,810	12,139
Just Dial Ltd. (a)	2,185	20,850
Jyothy Labs Ltd.	19,223	73,926
Jyoti CNC Automation Ltd. (a)	483	5,982
Karnataka Bank Ltd.	27,963	57,531
Karur Vysya Bank Ltd.	94,129	230,431
Kaveri Seed Co. Ltd.	743	10,980
Kaynes Technology India Ltd. (a)	479	26,605
Keystone Realtors Ltd. (a)	6,725	41,846
Kirloskar Brothers Ltd.	526	10,540
Kirloskar Ferrous Industries Ltd.	1,897	10,435
Kirloskar Pneumatic Co. Ltd.	1,650	22,830
KPI Green Energy Ltd. (c)	8,070	38,569
Larsen & Toubro Ltd. GDR	24,335	978,267
Latent View Analytics Ltd. (a)	9,300	39,992
Laurus Labs Ltd. (c)	21,897	157,145
LIC Housing Finance Ltd.	7,287	48,071
Lloyds Engineering Works Ltd.	111,890	75,429
LT Foods Ltd.	2,506	11,171
Macrotech Developers Ltd. (c)	357	4,995
Security Description	Shares	Value
Mahindra & Mahindra Ltd. GDR	18,864	$584,784
Mahindra Lifespace Developers Ltd.	30,688	107,371
Man Infraconstruction Ltd.	7,567	13,167
Manorama Industries Ltd.	3,548	44,038
Max Estates Ltd. (a)	10,429	47,489
Mishra Dhatu Nigam Ltd. (c)	1,633	5,195
MOIL Ltd.	3,555	13,434
Moschip Technologies Ltd. (a)	37,759	64,520
Mrs Bectors Food Specialities Ltd.	886	15,149
MSTC Ltd.	7,292	43,502
MTAR Technologies Ltd. (a)	767	11,497
Nava Ltd.	4,129	25,060
Navin Fluorine International Ltd.	2,123	104,591
Nazara Technologies Ltd. (a)	9,112	101,053
Neogen Chemicals Ltd.	1,677	30,281
NESCO Ltd.	7,836	83,570
Network18 Media & Investments Ltd. (a)	16,126	8,190
Newgen Software Technologies Ltd.	2,855	33,279
NIIT Learning Systems Ltd.	15,968	77,465
NOCIL Ltd.	9,345	19,134
Olectra Greentech Ltd.	6,302	86,081
One 97 Communications Ltd. (a)	2,637	24,171
Orchid Pharma Ltd. (a)	472	4,286
Orient Cement Ltd.	14,652	58,275
Orient Electric Ltd.	8,771	21,352
Orissa Minerals Development Co. Ltd. (a)	1,162	67,864
Paras Defence & Space Technologies Ltd. (a)	9,726	109,000
Patel Engineering Ltd. (a)	49,392	22,583
PB Fintech Ltd. (a)	278	5,171
PG Electroplast Ltd.	2,750	29,491
Phoenix Mills Ltd.	790	15,189
Piccadily Agro Industries Ltd. (a)	2,363	15,616
PNB Housing Finance Ltd. (a) (c)	8,716	89,890
PNC Infratech Ltd.	1,640	4,858
Poly Medicure Ltd.	966	25,376
Power Mech Projects Ltd.	535	17,011
Praj Industries Ltd.	1,117	7,251
Pricol Ltd. (a)	3,552	18,761
Prism Johnson Ltd. (a)	11,106	17,596
Procter & Gamble Health Ltd.	67	4,034
Protean eGov Technologies Ltd.	977	15,326
PTC India Ltd.	3,285	6,288
PTC Industries Ltd. (a)	88	15,387
Puravankara Ltd. (a)	9,948	28,765
PVR Inox Ltd. (a)	533	5,691
Quess Corp. Ltd. (c)	3,924	29,896
Radico Khaitan Ltd.	1,040	29,555
Railtel Corp. of India Ltd.	11,670	41,309
Rallis India Ltd.	18,543	46,487
Ramco Cements Ltd.	537	5,634

See accompanying notes to financial statements.
113

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ramkrishna Forgings Ltd.	613	$5,546
Rategain Travel Technologies Ltd. (a)	13,678	71,212
Ratnamani Metals & Tubes Ltd.	3,980	120,644
RattanIndia Enterprises Ltd. (a)	95,562	45,896
RattanIndia Power Ltd. (a)	188,784	21,623
Raymond Ltd.	1,141	18,728
RBL Bank Ltd. (c)	8,245	16,739
Refex Industries Ltd. (a)	8,272	36,650
Reliance Industries Ltd.	26,492	395,214
Reliance Industries Ltd. GDR (b) (c)	19,291	1,132,382
Reliance Infrastructure Ltd. (a)	11,693	35,383
Reliance Power Ltd. (a)	123,830	62,268
Restaurant Brands Asia Ltd. (a)	5,892	4,167
Rhi Magnesita India Ltd.	3,756	22,293
Rossari Biotech Ltd.	6,180	43,719
Route Mobile Ltd.	4,962	54,118
Safari Industries India Ltd.	1,626	37,600
Sammaan Capital Ltd.	25,765	32,284
Sandur Manganese & Iron Ores Ltd.	2,962	15,250
Sapphire Foods India Ltd. (a)	2,250	7,751
Sarda Energy & Minerals Ltd.	3,195	19,210
Saregama India Ltd.	2,755	16,492
Shaily Engineering Plastics Ltd.	2,439	52,144
Shakti Pumps India Ltd.	2,178	24,988
Sharda Motor Industries Ltd.	222	4,107
Shree Renuka Sugars Ltd. (a)	31,818	10,267
SignatureGlobal India Ltd. (a)	2,035	26,040
Sobha Ltd.	1,496	21,436
South Indian Bank Ltd.	254,851	68,787
SpiceJet Ltd. (a)	4,547	2,359
Star Cement Ltd. (a)	19,324	48,613
State Bank of India GDR	10,765	955,932
Sterling & Wilson Renewable (a)	1,558	4,563
Sudarshan Chemical Industries Ltd.	1,123	13,010
Sumitomo Chemical India Ltd.	1,002	6,557
Sundaram-Clayton Ltd.	409	10,562
Sunteck Realty Ltd.	12,356	55,988
Supreme Industries Ltd.	388	15,553
Surya Roshni Ltd.	2,661	7,608
Suzlon Energy Ltd. (a)	43,661	28,943
Symphony Ltd.	2,836	37,202
Syrma SGS Technology Ltd.	2,833	15,243
Tanla Platforms Ltd.	12,586	68,803
TARC Ltd. (a)	29,715	42,807
Tata Consultancy Services Ltd.	9,944	419,545
Tata Motors Ltd.	9,272	73,164
Tata Teleservices Maharashtra Ltd. (a)	11,807	7,776
TD Power Systems Ltd.	12,277	58,963
TeamLease Services Ltd. (a)	2,835	60,043
Techno Electric & Engineering Co. Ltd.	925	10,857
Tejas Networks Ltd. (a) (c)	3,300	29,360
Security Description	Shares	Value
Texmaco Rail & Engineering Ltd.	7,333	$11,556
Tilaknagar Industries Ltd.	15,547	43,064
Time Technoplast Ltd.	4,367	21,341
Tips Music Ltd.	3,269	24,181
Titagarh Rail System Ltd.	328	3,056
Transformers & Rectifiers India Ltd.	2,175	13,645
Ujjivan Small Finance Bank Ltd. (c)	9,618	3,872
Usha Martin Ltd.	4,933	19,470
VA Tech Wabag Ltd. (a)	6,582	112,019
Vaibhav Global Ltd.	12,045	30,861
Valor Estate Ltd. (a)	15,805	27,853
V-Guard Industries Ltd.	12,122	50,425
VIP Industries Ltd. (a)	694	2,271
Voltamp Transformers Ltd.	359	29,974
Waaree Renewable Technologies Ltd.	1,737	18,446
Welspun Enterprises Ltd.	1,168	6,602
Whirlpool of India Ltd.	258	2,988
Wipro Ltd. ADR (b)	183,921	562,798
Wonderla Holidays Ltd.	889	6,800
Yes Bank Ltd. (a)	27,213	5,374
Zaggle Prepaid Ocean Services Ltd. (a)	13,336	56,349
Zen Technologies Ltd.	4,031	69,730
Zomato Ltd. (a)	28,273	66,719
		20,440,001
INDONESIA — 0.2%
Astra International Tbk. PT	395,700	117,563
Bank Central Asia Tbk. PT	1,701,600	873,406
Bank Mandiri Persero Tbk. PT (a)	1,038,200	326,005
Bank Rakyat Indonesia Persero Tbk. PT	1,338,299	327,301
GoTo Gojek Tokopedia Tbk. PT (a)	1,183,000	5,929
Nickel Industries Ltd.	7,901	2,930
Telkom Indonesia Persero Tbk. PT	1,547,200	225,166
		1,878,300
IRELAND — 0.3%
Accenture PLC Class A	7,810	2,437,032
Cairn Homes PLC	184,887	381,456
Cimpress PLC (a)	632	28,585
Glenveagh Properties PLC (a) (c)	25,876	42,095
Kerry Group PLC Class A	1,172	122,548
Kingspan Group PLC	1,172	93,874
Prothena Corp. PLC (a)	3,607	44,637
		3,150,227
ISRAEL — 0.3%
Bank Hapoalim BM	53,470	718,490
Bank Leumi Le-Israel BM	128,536	1,718,205

See accompanying notes to financial statements.
114

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bet Shemesh Engines Holdings 1997 Ltd. (a)	123	$15,627
Cellebrite DI Ltd. (a)	5,472	106,321
Global-e Online Ltd. (a)	526	18,752
Isracard Ltd.	2,974	13,177
JFrog Ltd. (a)	892	28,544
Kornit Digital Ltd. (a)	233	4,446
SimilarWeb Ltd. (a)	100	827
Taboola.com Ltd. (a)	7,699	22,712
Teva Pharmaceutical Industries Ltd. ADR (a)	8,201	126,049
Wix.com Ltd. (a)	266	43,459
		2,816,609
ITALY — 0.7%
Enel SpA	98,751	799,712
Eni SpA	34,007	525,228
Ferrari NV	1,828	774,441
FinecoBank Banca Fineco SpA	17,948	352,754
Generali (b)	11,882	415,595
Intesa Sanpaolo SpA	178,188	911,195
Italgas SpA	9,209	66,002
Iveco Group NV	2,181	35,504
MFE-MediaForEurope NV Class A (b)	17,529	63,356
MFE-MediaForEurope NV Class B (b)	17,529	87,555
Moncler SpA	4,604	281,486
Prysmian SpA	6,716	365,343
Saipem SpA (a) (b)	207	479
Snam SpA	40,239	208,420
Telecom Italia SpA (a) (b)	416,325	139,771
Terna - Rete Elettrica Nazionale	34,822	314,610
UniCredit SpA	23,621	1,314,809
		6,656,260
JAPAN — 5.5%
Advantest Corp. (b)	6,600	285,644
Aisin Corp.	5,100	55,352
Anycolor, Inc.	800	17,280
Appier Group, Inc.	6,200	55,681
ARCLANDS Corp.	2,431	26,905
Asahi Group Holdings Ltd.	5,100	65,208
Asahi Kasei Corp.	81,700	572,020
Asahi Yukizai Corp. (b)	900	21,817
Asics Corp.	2,000	42,062
Astellas Pharma, Inc. (b)	30,700	296,961
BayCurrent, Inc.	3,000	129,798
Bridgestone Corp.	1,700	68,152
C Uyemura & Co. Ltd.	200	13,414
Canon, Inc. (b)	1,700	52,805
Change Holdings, Inc. (b)	4,000	33,489
Chiyoda Corp. (a) (b)	13,900	31,325
Chugai Pharmaceutical Co. Ltd.	300	13,640
Cover Corp. (a)	900	14,426
CRE Logistics REIT, Inc.	30	29,169
Credit Saison Co. Ltd.	31,500	742,738
Security Description	Shares	Value
Cybozu, Inc.	9,900	$184,905
Daiichi Sankyo Co. Ltd.	31,300	734,882
Daikin Industries Ltd.	1,700	183,483
Daiwa Securities Group, Inc. (b)	58,100	386,116
DeNA Co. Ltd. (b)	400	9,389
Denso Corp. (b)	53,000	653,551
Digital Arts, Inc. (b)	2,000	89,341
Dip Corp. (b)	600	8,964
Disco Corp.	600	119,948
eGuarantee, Inc.	900	10,580
Eisai Co. Ltd.	1,700	47,121
en Japan, Inc. (b)	200	2,197
ENEOS Holdings, Inc.	30,100	157,464
Fast Retailing Co. Ltd.	1,600	471,419
Financial Partners Group Co. Ltd. (b)	1,700	26,136
Freee KK (a)	3,600	85,101
FUJIFILM Holdings Corp.	55,400	1,053,800
Fujikura Ltd.	1,600	57,756
Fujitsu Ltd.	21,600	426,251
GNI Group Ltd. (a) (b)	2,700	37,808
Hitachi Ltd.	59,300	1,371,268
Hokuhoku Financial Group, Inc. (b)	10,000	171,727
Honda Motor Co. Ltd. (b)	28,800	258,553
Hoya Corp.	6,200	695,707
IHI Corp. (b)	600	41,407
Infomart Corp. (b)	34,000	80,259
Insource Co. Ltd. (b)	10,600	56,636
Internet Initiative Japan, Inc.	400	6,952
Ise Chemicals Corp.	100	15,033
Ito En Ltd.	100	2,138
ITOCHU Corp.	9,200	424,563
Japan Elevator Service Holdings Co. Ltd.	400	7,318
Japan Tobacco, Inc.	9,100	250,350
JCU Corp.	3,200	69,119
JFE Holdings, Inc. (b)	20,500	250,801
JMDC, Inc. (b)	1,300	23,994
K&O Energy Group, Inc. (b)	300	6,000
Kajima Corp. (b)	30,600	623,705
Kamigumi Co. Ltd.	28,300	661,229
Kansai Electric Power Co., Inc.	10,000	118,530
Kao Corp. (b)	1,700	73,586
Kasumigaseki Capital Co. Ltd. (b)	400	34,131
Kawasaki Heavy Industries Ltd.	100	5,970
KDDI Corp.	124,800	1,969,143
KeePer Technical Laboratory Co. Ltd. (b)	1,100	27,769
Keyence Corp.	1,200	469,279
Kobe Steel Ltd. (b)	9,700	112,217
Komatsu Ltd.	10,000	287,950
Konami Group Corp.	200	23,512
Konica Minolta, Inc. (a)	30,300	101,939
Koshidaka Holdings Co. Ltd.	1,500	10,582

See accompanying notes to financial statements.
115

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Krosaki Harima Corp.	800	$13,695
Kyocera Corp. (b)	123,600	1,384,859
Lasertec Corp.	400	33,917
Leopalace21 Corp. (b)	9,300	36,319
Lifedrink Co., Inc.	2,800	28,255
M&A Capital Partners Co. Ltd. (b)	400	7,476
M&A Research Institute Holdings, Inc. (a) (b)	1,100	8,386
M3, Inc. (b)	1,000	11,382
Maeda Kosen Co. Ltd.	3,300	42,061
Makita Corp.	10,100	332,637
Marubeni Corp.	59,200	941,998
Marui Group Co. Ltd. (b)	30,600	552,392
Mebuki Financial Group, Inc. (b)	70,700	343,099
Medley, Inc. (a) (b)	2,900	58,760
Menicon Co. Ltd. (b)	2,200	18,331
Metaplanet, Inc. (a) (b)	4,000	10,726
Micronics Japan Co. Ltd. (b)	1,100	25,599
Mirai Corp. REIT	511	145,400
Mirai Industry Co. Ltd. (b)	1,300	32,513
Mitani Sekisan Co. Ltd.	1,300	55,985
Mitsubishi Chemical Group Corp.	30,400	149,825
Mitsubishi Corp.	36,100	634,055
Mitsubishi Electric Corp.	67,700	1,231,403
Mitsubishi Heavy Industries Ltd.	21,300	359,795
Mitsubishi UFJ Financial Group, Inc.	142,200	1,912,292
Mitsui & Co. Ltd.	24,400	456,786
Mitsui Fudosan Logistics Park, Inc. REIT (b)	7	4,817
Mitsuuroko Group Holdings Co. Ltd.	1,500	17,965
Mizuho Financial Group, Inc.	27,600	747,677
Modec, Inc.	1,700	46,837
Money Forward, Inc. (a) (b)	1,400	37,495
Monogatari Corp. (b)	1,800	40,745
MonotaRO Co. Ltd.	300	5,612
MS&AD Insurance Group Holdings, Inc.	34,600	746,188
Murata Manufacturing Co. Ltd.	89,100	1,373,680
Nagawa Co. Ltd. (b)	1,000	40,123
Namura Shipbuilding Co. Ltd. (b)	1,300	19,864
NEC Corp.	1,000	21,031
Nexon Co. Ltd.	300	4,093
Nichiden Corp. (b)	3,800	73,489
NIDEC Corp.	200	3,333
Nihon M&A Center Holdings, Inc. (b)	2,500	9,670
Nintendo Co. Ltd.	8,000	540,859
Nippon Paint Holdings Co. Ltd.	1,800	13,493
Nippon Steel Corp. (b)	27,800	593,962
Nissan Motor Co. Ltd. (a) (b)	30,300	76,733
Nissan Shatai Co. Ltd. (b)	10,800	74,460
Nitto Boseki Co. Ltd. (b)	400	11,127
Security Description	Shares	Value
Nitto Denko Corp.	8,500	$155,460
Nomura Holdings, Inc.	82,000	498,010
Nomura Micro Science Co. Ltd. (b)	1,600	25,711
NTT Data Group Corp. (b)	30,600	548,709
Nxera Pharma Co. Ltd. (a) (b)	400	2,415
Obayashi Corp.	58,500	776,140
Olympus Corp.	2,100	27,349
Oriental Land Co. Ltd. (b)	1,500	29,541
ORIX Corp.	30,400	626,947
Osaka Gas Co. Ltd.	20,500	463,766
Osaka Soda Co. Ltd. (b)	500	5,430
Panasonic Holdings Corp.	28,700	339,990
Pasona Group, Inc. (b)	300	4,311
PeptiDream, Inc. (a) (b)	300	4,367
PILLAR Corp. (b)	200	4,447
PKSHA Technology, Inc. (a) (b)	2,400	47,121
Plus Alpha Consulting Co. Ltd.	6,900	63,675
Rakus Co. Ltd. (b)	2,400	32,098
Recruit Holdings Co. Ltd.	11,100	568,361
Relo Group, Inc. (b)	2,500	30,970
Renesas Electronics Corp.	6,900	91,706
Resona Holdings, Inc. (b)	51,300	441,508
Rohm Co. Ltd. (b)	6,800	64,958
Rorze Corp. (b)	5,000	46,827
Round One Corp. (b)	1,500	9,880
RS Technologies Co. Ltd.	1,400	27,000
Sakura Internet, Inc. (b)	300	7,383
Samty Residential Investment Corp. REIT	303	188,641
Sansan, Inc. (a)	4,200	53,757
Santec Holdings Corp. (b)	800	25,973
Sanyo Denki Co. Ltd.	300	18,737
SCREEN Holdings Co. Ltd.	100	6,416
Secom Co. Ltd. (b)	3,400	115,660
Senshu Electric Co. Ltd.	2,400	69,172
Septeni Holdings Co. Ltd. (b)	1,100	2,663
Seven & i Holdings Co. Ltd.	5,100	73,768
SHIFT, Inc. (a) (b)	7,500	57,702
Shin Nippon Air Technologies Co. Ltd. (b)	3,200	37,363
Shinagawa Refractories Co. Ltd. (b)	1,300	14,727
Shin-Etsu Chemical Co. Ltd.	8,500	240,778
Sinko Industries Ltd. (b)	5,100	41,062
SMS Co. Ltd.	900	6,777
Socionext, Inc. (b)	700	8,353
SoftBank Corp.	317,700	442,749
SoftBank Group Corp.	19,900	995,266
Sompo Holdings, Inc.	34,900	1,055,122
Sony Group Corp.	112,400	2,829,918
SOSiLA Logistics REIT, Inc.	69	50,064
Sumitomo Chemical Co. Ltd. (b)	70,300	169,897
Sumitomo Corp.	20,500	462,258
Sumitomo Electric Industries Ltd.	10,100	166,555

See accompanying notes to financial statements.
116

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	33,200	$842,544
Sumitomo Mitsui Trust Group, Inc.	3,400	84,579
Suruga Bank Ltd. (b)	1,700	15,279
Systena Corp.	4,800	11,588
T&D Holdings, Inc.	30,200	640,998
Takara Holdings, Inc.	1,300	9,958
Takara Leben Real Estate Investment Corp. REIT	57	32,781
Takeda Pharmaceutical Co. Ltd.	1,700	50,168
Tama Home Co. Ltd. (b)	3,300	79,775
Tamron Co. Ltd.	300	6,941
TDK Corp.	23,400	241,918
TechMatrix Corp.	2,800	36,905
Teijin Ltd. (b)	20,500	179,653
Terumo Corp.	61,200	1,144,686
Timee, Inc. (a)	600	6,018
Toho Bank Ltd. (b)	10,800	25,711
Tokio Marine Holdings, Inc.	41,900	1,607,185
Tokyo Electron Ltd.	5,100	685,843
Tokyu Corp. (b)	29,000	326,769
TOPPAN Holdings, Inc.	30,700	832,271
Toridoll Holdings Corp. (b)	700	18,939
Totech Corp.	6,700	109,232
Towa Corp. (b)	1,500	14,906
Toyo Tanso Co. Ltd. (b)	400	10,472
Toyota Motor Corp.	149,400	2,613,551
Toyota Tsusho Corp. (b)	56,800	946,920
Trend Micro, Inc.	100	6,697
Tri Chemical Laboratories, Inc. (b)	1,400	24,004
Tsuburaya Fields Holdings, Inc. (b)	900	10,460
UT Group Co. Ltd. (b)	1,300	17,760
Visional, Inc. (a)	200	10,091
Wakita & Co. Ltd.	7,000	80,935
West Holdings Corp. (b)	2,210	23,262
West Japan Railway Co.	3,400	66,311
WingArc1st, Inc.	1,500	34,556
Yamada Holdings Co. Ltd.	30,200	86,981
Yamaha Corp. (b)	87,000	672,833
Yuasa Trading Co. Ltd.	600	18,176
Zuken, Inc.	400	12,652
		52,614,430
JERSEY — 0.0% (f)
Aptiv PLC (a)	100	5,950
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	46,271	46,361
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	8,450
Jazeera Airways Co. KSCP (a)	6,631	21,953
Kuwait Finance House KSCP	105,080	270,878
National Bank of Kuwait SAKP	80,956	275,103
National Investments Co. KSCP	18,466	15,209
Security Description	Shares	Value
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	$10,867
Warba Bank KSCP (a)	57,205	40,993
		689,814
LUXEMBOURG — 0.0% (f)
ArcelorMittal SA (b)	9,066	259,223
MACAU — 0.0% (f)
Sands China Ltd. (a)	38,800	77,796
MALAYSIA — 0.2%
Axis Real Estate Investment Trust	192,100	77,922
British American Tobacco Malaysia Bhd.	14,900	20,852
Bumi Armada Bhd.	218,700	27,106
Carlsberg Brewery Malaysia Bhd. Class B	23,600	101,580
Chin Hin Group Bhd. (a)	36,000	16,874
CIMB Group Holdings Bhd.	58,444	92,193
CTOS Digital Bhd.	182,700	47,348
Dayang Enterprise Holdings Bhd.	174,600	77,119
Dialog Group Bhd.	25,000	8,676
Eco World Development Group Bhd.	55,500	24,639
Farm Fresh Bhd.	80,400	31,707
Fraser & Neave Holdings Bhd.	10,100	55,308
Frontken Corp. Bhd.	68,000	57,158
Greatech Technology Bhd. (a)	14,200	5,568
Hartalega Holdings Bhd.	2,800	1,193
Heineken Malaysia Bhd.	9,100	54,877
IGB Real Estate Investment Trust	20,200	10,242
ITMAX SYSTEM Bhd.	49,100	43,817
Kossan Rubber Industries Bhd.	12,400	4,862
Mah Sing Group Bhd.	132,100	37,509
Malakoff Corp. Bhd.	246,400	43,589
Malayan Banking Bhd.	30,304	69,110
Matrix Concepts Holdings Bhd.	261,600	80,175
Mega First Corp. Bhd.	105,900	95,698
Nationgate Holdings Bhd.	79,400	23,977
Pavilion Real Estate Investment Trust	37,700	12,404
Pentamaster Corp. Bhd.	20,350	13,620
Public Bank Bhd.	145,200	144,627
Sam Engineering & Equipment M Bhd.	7,900	6,605
Sime Darby Property Bhd.	76,500	23,101
SP Setia Bhd. Group	16,100	4,281
Sunway Construction Group Bhd.	5,000	4,935
Supermax Corp. Bhd. (a)	53,064	8,550
Tanco Holdings Bhd. (a)	236,900	107,306
Tenaga Nasional Bhd.	23,100	69,651
Top Glove Corp. Bhd. (a)	37,300	6,809
UEM Sunrise Bhd.	52,600	8,949

See accompanying notes to financial statements.
117

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
UWC Bhd. (a)	23,000	$11,247
YTL Corp. Bhd.	58,500	26,366
YTL Power International Bhd.	35,500	26,640
		1,584,190
MEXICO — 0.2%
America Movil SAB de CV	604,520	430,824
Cemex SAB de CV	279,701	157,909
Fomento Economico Mexicano SAB de CV	62,172	607,277
Grupo Financiero Banorte SAB de CV Class O	59,780	414,726
Grupo Mexico SAB de CV	94,987	475,069
Grupo Televisa SAB	52,810	18,276
Industrias Penoles SAB de CV (a)	2,776	51,522
Prologis Property Mexico SA de CV REIT	8,723	27,920
Southern Copper Corp.	944	88,226
		2,271,749
NETHERLANDS — 0.8%
Adyen NV (a) (c)	74	112,388
Akzo Nobel NV	5,128	313,966
Argenx SE (a)	618	360,885
ASML Holding NV	4,659	3,049,789
Havas NV (a)	27,173	38,598
Heineken NV	4,213	343,046
ING Groep NV	42,953	834,697
Koninklijke Ahold Delhaize NV	23,219	866,806
Koninklijke KPN NV	3,682	15,579
Koninklijke Philips NV	19,762	498,878
Pharming Group NV (a) (b)	33,172	27,842
Redcare Pharmacy NV (a) (c)	262	33,622
Universal Music Group NV (b)	21,274	584,386
Wolters Kluwer NV	3,320	514,808
		7,595,290
NEW ZEALAND — 0.0% (f)
Auckland International Airport Ltd.	14,250	65,936
Fisher & Paykel Healthcare Corp. Ltd.	6,597	125,313
Spark New Zealand Ltd.	21,994	25,535
		216,784
NORWAY — 0.2%
Crayon Group Holding ASA (a) (c)	22,521	240,289
DNB Bank ASA	29,252	764,992
FLEX LNG Ltd.	4,010	92,574
Frontline PLC	2,675	39,028
Norsk Hydro ASA	80,968	463,612
Telenor ASA	24,005	342,940
		1,943,435
PERU — 0.0% (f)
Cia de Minas Buenaventura SAA ADR	620	9,691
Security Description	Shares	Value
PHILIPPINES — 0.0% (f)
PLDT, Inc. ADR	2,564	$56,075
TaskUS, Inc. Class A (a)	1,215	16,560
		72,635
POLAND — 0.0% (f)
Bank Polska Kasa Opieki SA	2,069	93,793
CCC SA (a)	545	32,886
Jastrzebska Spolka Weglowa SA (a)	666	3,905
ORLEN SA	2,802	49,176
Powszechna Kasa Oszczednosci Bank Polski SA	9,731	188,698
Powszechny Zaklad Ubezpieczen SA	6,762	97,646
		466,104
PORTUGAL — 0.0% (f)
EDP SA	35,142	118,133
Galp Energia SGPS SA	5,203	91,217
		209,350
PUERTO RICO — 0.0% (f)
Liberty Latin America Ltd. Class C (a)	3,461	21,493
RUSSIA — 0.0% (f)
Eurasia Mining PLC (a)	1,119	61
Gazprom PJSC (d)	81,484	—
LUKOIL PJSC (d)	3,048	—
Sberbank of Russia PJSC (d)	79,092	—
Surgutneftegas PJSC ADR (a) (d)	492	—
Tatneft PJSC ADR (a) (d)	46	—
		61
SAUDI ARABIA — 0.4%
ACWA Power Co.	681	62,307
Al Babtain Power & Telecommunication Co.	1,983	24,318
Al Jouf Agricultural Development Co.	4,670	62,871
Al Rajhi Bank	2,383	64,799
Al Rajhi Co. for Co-operative Insurance (a)	4,011	151,197
Alamar Foods	599	11,817
Alandalus Property Co. (a)	4,759	29,814
Aldrees Petroleum & Transport Services Co.	17,719	657,536
AlKhorayef Water & Power Technologies Co.	4,057	178,456
Alujain Corp. (a)	355	3,724
Astra Industrial Group Co.	493	20,503
Ataa Educational Co.	252	4,837
Bank AlBilad	1,618	15,916
Bawan Co.	3,338	46,718
Catrion Catering Holding Co.	281	9,259
City Cement Co.	10,286	57,585

See accompanying notes to financial statements.
118

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
East Pipes Integrated Co. for Industry	515	$20,567
Eastern Province Cement Co.	1,084	10,432
Electrical Industries Co.	193,251	312,202
Etihad Atheeb Telecommunication Co.	1,954	48,185
Etihad Etisalat Co.	2,492	40,525
Halwani Brothers Co. (a)	10,876	146,421
Herfy Food Services Co. (a)	3,464	19,577
Jadwa REIT Saudi Fund	52,122	140,341
Leejam Sports Co. JSC	5,191	209,240
Maharah Human Resources Co.	31,538	51,035
Miahona (a)	14,812	83,634
Middle East Healthcare Co. (a)	601	10,975
Mobile Telecommunications Co. Saudi Arabia	46,998	141,078
National Agriculture Development Co. (a)	9,347	62,544
National Co. for Learning & Education	513	21,827
National Gas & Industrialization Co.	809	20,057
National Medical Care Co.	663	28,350
Northern Region Cement Co.	15,924	38,121
Perfect Presentation For Commercial Services Co. (a)	7,346	26,634
Qassim Cement Co.	393	5,511
Saudi Advanced Industries Co.	2,984	25,217
Saudi Arabian Mining Co. (a)	7,542	93,091
Saudi Ceramic Co. (a)	9,943	76,737
Saudi Ground Services Co.	644	8,859
Saudi Paper Manufacturing Co.	2,205	34,623
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,114	14,794
Saudi Real Estate Co. (a)	5,466	35,205
Saudi Reinsurance Co. (a)	983	12,631
Saudi Research & Media Group (a)	1,040	48,020
Saudi Steel Pipe Co.	3,333	54,556
Saudia Dairy & Foodstuff Co.	511	41,004
Sinad Holding Co. (a)	14,726	48,601
Sumou Real Estate Co.	5,488	69,933
Sustained Infrastructure Holding Co. (a)	1,757	14,099
Yamama Cement Co. (a)	11,659	122,150
		3,538,433
SINGAPORE — 0.5%
CapitaLand Ascott Trust REIT (b)	10,535	6,819
CapitaLand Integrated Commercial Trust REIT	27,479	42,933
CapitaLand Investment Ltd.	241,584	492,478
DBS Group Holdings Ltd.	22,106	764,278
Grab Holdings Ltd. Class A (a)	6,181	28,000
Guan Chong Bhd.	34,400	28,683
Security Description	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	36,700	$472,368
Scilex Holding Co. (a)	1,501	373
Sea Ltd. ADR (a)	4,030	525,875
Singapore Exchange Ltd.	153,000	1,521,918
Singapore Telecommunications Ltd.	70,600	180,163
United Overseas Bank Ltd.	11,900	337,230
		4,401,118
SOUTH AFRICA — 0.4%
Anglo American PLC	14,295	395,780
Discovery Ltd. (b)	87,021	943,931
FirstRand Ltd.	86,219	336,777
Gold Fields Ltd.	14,645	322,826
Harmony Gold Mining Co. Ltd. (b)	11,891	172,295
Impala Platinum Holdings Ltd. (a)	9,526	65,220
MTN Group Ltd. (b)	31,790	213,000
MultiChoice Group (a)	3,584	21,387
Naspers Ltd. Class N	1,830	449,543
Nedbank Group Ltd. (b)	3,335	46,647
Old Mutual Ltd. (b)	19,555	12,620
Sanlam Ltd.	79,778	358,942
Sasol Ltd. (a)	6,154	25,597
Standard Bank Group Ltd.	20,543	267,411
		3,631,976
SOUTH KOREA — 1.0%
ABLBio, Inc. (a)	2,088	48,850
Advanced Nano Products Co. Ltd.	548	21,362
Alteogen, Inc. (a)	643	155,455
Asiana Airlines, Inc. (a)	830	5,609
Binggrae Co. Ltd.	309	19,579
Celltrion Pharm, Inc. (a)	114	3,747
Celltrion, Inc.	926	106,278
Cheryong Electric Co. Ltd.	581	12,508
CJ CGV Co. Ltd. (a)	3,728	11,203
Cosmax, Inc.	89	9,937
CosmoAM&T Co. Ltd. (a)	97	2,503
Cosmochemical Co. Ltd. (a)	2,188	22,571
CS Wind Corp.	111	2,555
Daeduck Electronics Co. Ltd.	1,294	13,797
Daejoo Electronic Materials Co. Ltd.	147	8,276
Delivery Hero SE (a) (c)	43	1,021
Dentium Co. Ltd.	108	5,215
DI Dong Il Corp.	127	4,036
Dongwon Systems Corp.	127	2,816
Doosan Co. Ltd.	56	11,124
Doosan Enerbility Co. Ltd. (a)	466	7,421
Doosan Fuel Cell Co. Ltd. (a)	515	4,865
Douzone Bizon Co. Ltd.	433	16,203
Duk San Neolux Co. Ltd. (a)	2,740	50,241
Ecopro BM Co. Ltd. (a)	362	23,650

See accompanying notes to financial statements.
119

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ecopro Co. Ltd.	1,100	$37,090
Ecopro HN Co. Ltd.	1,303	22,520
Ecopro Materials Co. Ltd. (a)	45	1,766
E-MART, Inc.	113	6,224
EMRO, Inc.	891	31,586
Enchem Co. Ltd. (a)	199	8,825
Eo Technics Co. Ltd.	127	11,436
ESR Kendall Square REIT Co. Ltd.	19,255	61,525
Eugene Technology Co. Ltd.	614	15,908
GemVax & Kael Co. Ltd. (a)	1,034	23,103
Hana Financial Group, Inc.	1,410	57,070
Hana Micron, Inc.	462	3,671
Hanall Biopharma Co. Ltd. (a)	768	14,317
Hanmi Semiconductor Co. Ltd.	273	12,644
Hanwha Aerospace Co. Ltd.	345	146,903
Hanwha Engine (a)	1,303	18,804
Hanwha Ocean Co. Ltd. (a)	504	22,967
Hanwha Systems Co. Ltd.	1,461	31,849
Hanwha Vision Co. Ltd. (a)	174	6,700
HD Hyundai Electric Co. Ltd.	365	72,380
HD Hyundai Heavy Industries Co. Ltd.	105	19,895
HD Hyundai Mipo	66	4,724
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	287	39,176
Hite Jinro Co. Ltd.	891	11,636
HLB Life Science Co. Ltd. (a)	669	2,858
Hlb Pharma Ceutical Co. Ltd. (a)	651	8,886
HLB, Inc. (a)	710	26,568
HPSP Co. Ltd.	516	9,164
HYBE Co. Ltd.	260	41,582
Hyosung Heavy Industries Corp.	73	21,243
Hyundai Bioscience Co. Ltd. (a)	554	4,093
Hyundai Feed, Inc. (a) (d)	970	491
Hyundai Mobis Co. Ltd.	1,055	186,640
Hyundai Motor Co.	2,302	308,288
Hyundai Steel Co.	578	9,813
Hyundai Wia Corp.	137	4,112
Iljin Electric Co. Ltd.	1,047	17,705
ISC Co. Ltd.	245	8,619
ISU Specialty Chemical (a)	408	11,762
IsuPetasys Co. Ltd.	1,005	24,297
JNTC Co. Ltd. (a)	681	6,831
Joongang Advanced Materials Co. Ltd. (a)	3,436	8,097
Jusung Engineering Co. Ltd.	1,098	28,447
JYP Entertainment Corp.	517	20,785
Kakao Corp.	287	7,621
Kakao Games Corp. (a)	4,832	47,155
KB Financial Group, Inc.	5,651	303,178
KG Mobility Co. (a)	19,536	49,288
Kia Corp.	1,117	70,016
Koh Young Technology, Inc.	369	3,403
Korea Aerospace Industries Ltd.	719	36,621
Korea Electric Power Corp. ADR	4,845	35,901
Security Description	Shares	Value
Korea Electric Terminal Co. Ltd.	451	$20,490
Korea Zinc Co. Ltd.	21	11,095
Krafton, Inc. (a)	191	43,388
KT&G Corp.	1,600	109,854
Kum Yang Co. Ltd. (a)	697	4,686
Kyung Dong Navien Co. Ltd.	616	30,037
L&F Co. Ltd. (a)	126	5,117
Lake Materials Co. Ltd.	2,689	25,329
LG Chem Ltd.	528	87,851
LG Electronics, Inc.	438	22,963
LG H&H Co. Ltd.	273	57,937
LIG Nex1 Co. Ltd.	235	39,579
LigaChem Biosciences, Inc. (a)	164	10,570
Lotte Chemical Corp.	24	1,066
LOTTE REIT Co. Ltd.	43,385	102,533
LS Eco Energy Ltd.	183	3,791
LS Electric Co. Ltd.	97	11,548
Lunit, Inc. (a)	418	13,995
Medytox, Inc.	57	5,342
Naturecell Co. Ltd. (a)	4,046	78,310
NAVER Corp.	3,100	402,105
NCSoft Corp.	86	8,726
Nexon Games Co. Ltd. (a)	6,054	51,022
NEXTIN, Inc.	636	24,706
NICE Information Service Co. Ltd.	8,699	68,883
NKMax Co. Ltd. (a) (d)	6,826	2,341
Oscotec, Inc. (a)	1,051	21,448
Park Systems Corp.	211	30,020
Pearl Abyss Corp. (a)	765	15,586
People & Technology, Inc.	549	14,485
Peptron, Inc. (a)	315	19,681
PharmaResearch Co. Ltd.	142	32,016
Poongsan Corp.	125	5,263
Posco DX Co. Ltd.	631	10,456
POSCO Future M Co. Ltd. (a)	198	16,176
POSCO Holdings, Inc. ADR	8,815	418,977
Posco International Corp.	79	2,642
PSK Holdings, Inc.	197	4,676
Rainbow Robotics (a)	175	31,375
Sam Chun Dang Pharm Co. Ltd.	1,694	189,820
Samsung C&T Corp.	486	38,583
Samsung E&A Co. Ltd.	1,013	13,608
Samsung Electronics Co. Ltd. GDR	2,392	2,327,416
Samsung Electronics Co. Ltd. Preference Shares	8,614	276,116
Samsung Fire & Marine Insurance Co. Ltd.	263	63,852
Samsung Heavy Industries Co. Ltd. (a)	3,182	29,130
Samsung SDI Co. Ltd.	106	13,569
Samsung Securities Co. Ltd.	767	23,570
Samyang Foods Co. Ltd.	49	28,618
Seegene, Inc.	396	5,943
Seojin System Co. Ltd. (a)	826	11,528

See accompanying notes to financial statements.
120

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHIFT UP Corp. (a)	200	$7,565
Shinhan Financial Group Co. Ltd.	5,571	178,007
Shinsung Delta Tech Co. Ltd.	532	20,774
Silicon2 Co. Ltd. (a)	938	15,575
SK Chemicals Co. Ltd.	115	3,069
SK Hynix, Inc.	8,645	1,119,594
SK Innovation Co. Ltd. (a)	296	22,595
SK oceanplant Co. Ltd. (a)	1,950	16,222
SK REITs Co. Ltd.	12,644	42,204
SK Square Co. Ltd. (a)	143	9,070
SK, Inc.	281	24,732
SM Entertainment Co. Ltd.	288	20,986
Solus Advanced Materials Co. Ltd.	636	3,321
Soop Co. Ltd.	183	10,104
Soulbrain Co. Ltd.	26	3,330
ST Pharm Co. Ltd.	114	5,582
Studio Dragon Corp. (a)	629	20,632
Taesung Co. Ltd. (a)	742	12,472
Taihan Electric Wire Co. Ltd. (a)	568	4,409
TCC Steel	1,133	16,274
Tokai Carbon Korea Co. Ltd.	87	4,703
Tway Air Co. Ltd. (a)	3,768	5,412
Voronoi, Inc. (a)	126	9,087
VT Co. Ltd. (a)	2,446	51,578
Wemade Co. Ltd. (a)	1,722	33,797
YC Corp. (a)	940	6,920
YG Entertainment, Inc.	1,158	49,466
Youlchon Chemical Co. Ltd.	443	7,792
Yuhan Corp.	65	4,820
		9,174,915
SPAIN — 0.8%
Acciona SA	5,752	750,568
Acerinox SA	23,548	274,969
ACS Actividades de Construccion y Servicios SA	23,259	1,325,311
Amadeus IT Group SA	7,879	600,019
Banco Bilbao Vizcaya Argentaria SA (b)	65,657	889,726
Banco Santander SA	168,164	1,125,509
Distribuidora Internacional de Alimentacion SA (a)	915	21,152
Grenergy Renovables SA (a) (b)	290	12,812
Iberdrola SA	85,999	1,387,869
Industria de Diseno Textil SA	12,256	607,005
Repsol SA	13,472	178,995
Telefonica SA (b)	51,747	243,376
		7,417,311
SWEDEN — 0.8%
Alleima AB (b)	4,594	38,325
Assa Abloy AB Class B	26,587	793,764
Atlas Copco AB Class B	85,967	1,201,130
Boozt AB (a) (b) (c)	7,571	76,124
Camurus AB (a)	3,076	174,392
Security Description	Shares	Value
Epiroc AB Class B	24,747	$433,592
Evolution AB (c)	4,274	317,409
Fortnox AB	10,910	94,469
Industrivarden AB Class A	328	12,010
MIPS AB	2,753	105,186
Sandvik AB	22,950	479,786
Securitas AB Class B	55,819	788,793
Skandinaviska Enskilda Banken AB Class A (a) (b)	54,263	888,619
Skanska AB Class B (a) (b)	23,485	516,454
SKF AB Class B (a) (b)	16,717	336,500
Svenska Handelsbanken AB Class A (b)	21,954	247,294
Tele2 AB Class B	16,425	221,641
Telefonaktiebolaget LM Ericsson Class B (b)	43,887	339,384
Telia Co. AB	37,766	136,437
Volvo AB Class A (a) (b)	29,042	845,375
Xvivo Perfusion AB (a)	672	18,832
		8,065,516
SWITZERLAND — 1.3%
ABB Ltd.	32,648	1,668,655
Accelleron Industries AG (b)	1,596	73,563
Adecco Group AG (b)	6,360	189,919
Basilea Pharmaceutica Ag Allschwil (a) (b)	120	6,131
Cie Financiere Richemont SA Class A	8,829	1,526,302
DSM-Firmenich AG	6,799	670,974
Geberit AG	2,449	1,522,407
Givaudan SA	306	1,313,578
Kuehne & Nagel International AG (b)	2,685	617,573
Sandoz Group AG	4,220	176,670
Sensirion Holding AG (a) (b) (c)	391	30,361
SGS SA	7,936	788,622
Swatch Group AG Bearer Shares (b)	322	55,210
TE Connectivity PLC	10,606	1,498,840
UBS Group AG	45,152	1,371,273
Vetropack Holding AG	87	2,758
Zurich Insurance Group AG	1,520	1,056,570
		12,569,406
TAIWAN — 1.8%
Ability Opto-Electronics Technology Co. Ltd.	2,000	9,005
Accton Technology Corp.	2,000	34,696
Acter Group Corp. Ltd.	3,000	31,850
Actron Technology Corp.	3,246	13,589
Advanced Energy Solution Holding Co. Ltd.	1,000	25,088
Advanced Wireless Semiconductor Co.	3,000	7,364
Advancetek Enterprise Co. Ltd.	33,000	81,102
Alchip Technologies Ltd.	3,000	247,572
All Ring Tech Co. Ltd.	3,000	23,944

See accompanying notes to financial statements.
121

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Allied Supreme Corp.	5,000	$40,735
Alpha Networks, Inc.	16,000	14,192
Andes Technology Corp. (a)	4,000	38,250
AP Memory Technology Corp.	4,000	30,299
Apex Dynamics, Inc.	1,000	22,197
Asia Optical Co., Inc.	8,000	33,010
AUO Corp. ADR (a)	52,714	247,229
AURAS Technology Co. Ltd.	2,000	31,925
Bank of Kaohsiung Co. Ltd.	687,555	237,106
Bizlink Holding, Inc.	1,034	15,696
C Sun Manufacturing Ltd.	7,000	30,359
Century Iron & Steel Industrial Co. Ltd.	4,000	19,095
Chailease Holding Co. Ltd.	4,214	14,722
Channel Well Technology Co. Ltd.	26,000	64,682
Charoen Pokphand Enterprise	5,500	16,317
Chenming Electronic Technology Corp.	6,000	19,517
Chief Telecom, Inc.	3,300	42,638
China Motor Corp.	11,000	23,920
Chung Hwa Pulp Corp. (a)	23,000	10,391
Chunghwa Precision Test Tech Co. Ltd.	2,000	39,455
Chunghwa Telecom Co. Ltd. ADR (b)	21,259	833,565
Crowell Development Corp.	46,000	55,764
CTBC Financial Holding Co. Ltd.	209,000	248,326
CyberPower Systems, Inc.	2,000	16,836
Da-Li Development Co. Ltd.	18,000	26,022
Daxin Materials Corp.	5,000	24,697
Delpha Construction Co. Ltd.	33,000	38,911
Dynamic Holding Co. Ltd.	7,000	9,529
Dynapack International Technology Corp.	6,000	30,901
E Ink Holdings, Inc.	4,000	31,925
EirGenix, Inc. (a)	16,000	33,636
Elite Advanced Laser Corp. (a)	3,000	21,233
Elite Material Co. Ltd.	1,000	16,414
Elite Semiconductor Microelectronics Technology, Inc.	11,000	18,520
Episil Technologies, Inc. (a)	17,090	21,490
Evergreen Marine Corp. Taiwan Ltd.	1,600	10,626
Faraday Technology Corp.	12,463	79,765
Fitipower Integrated Technology, Inc.	10,629	62,105
FocalTech Systems Co. Ltd.	28,000	56,080
Formosa Chemicals & Fibre Corp.	11,000	8,630
Formosa Plastics Corp.	14,000	15,433
Fortune Electric Co. Ltd.	1,100	14,892
Fositek Corp.	2,000	34,877
Fulgent Sun International Holding Co. Ltd.	5,197	18,705
G Shank Enterprise Co. Ltd.	6,000	14,637
Security Description	Shares	Value
Genius Electronic Optical Co. Ltd.	1,079	$12,739
Global Unichip Corp.	1,000	31,624
Globalwafers Co. Ltd.	1,000	9,608
Gold Circuit Electronics Ltd.	41,800	253,047
Goldsun Building Materials Co. Ltd.	4,000	4,909
Grand Process Technology Corp.	1,000	27,859
Gudeng Precision Industrial Co. Ltd.	1,049	12,511
HD Renewable Energy Co. Ltd.	12,000	72,464
Hiyes International Co. Ltd.	7,000	30,781
Hon Hai Precision Industry Co. Ltd. GDR (b)	123,720	1,088,736
Hu Lane Associate, Inc.	3,000	14,186
Huang Hsiang Construction Corp.	12,000	23,275
Hwang Chang General Contractor Co. Ltd.	16,192	40,184
I-Chiun Precision Industry Co. Ltd.	13,000	34,886
Insyde Software Corp.	5,000	42,015
International Games System Co. Ltd.	16,000	372,020
ITE Technology, Inc.	1,000	4,201
J&V Energy Technology Co. Ltd.	10,000	45,478
Jentech Precision Industrial Co. Ltd.	3,299	96,975
Johnson Health Tech Co. Ltd.	9,000	53,400
JSL Construction & Development Co. Ltd.	5,000	12,529
Kaori Heat Treatment Co. Ltd.	2,000	13,372
Kenmec Mechanical Engineering Co. Ltd. (a)	3,096	6,182
Kindom Development Co. Ltd.	13,000	20,830
King's Town Bank Co. Ltd.	8,000	11,806
Kinik Co.	2,000	12,981
Kinsus Interconnect Technology Corp.	8,000	19,517
KMC Kuei Meng International, Inc.	7,000	23,613
L&K Engineering Co. Ltd.	4,099	28,703
LandMark Optoelectronics Corp.	4,000	34,094
Lotus Pharmaceutical Co. Ltd.	3,000	20,059
Lumosa Therapeutics Co. Ltd. (a)	1,000	5,361
Lung Yen Life Service Corp. (a)	51,000	115,202
LuxNet Corp.	19,000	96,423
MediaTek, Inc.	8,000	334,915
Medigen Vaccine Biologics Corp. (a)	21,303	30,958
Merry Electronics Co. Ltd.	3,000	10,888
Microbio Co. Ltd. (a)	5,538	4,337
MPI Corp.	1,000	19,697
Nan Pao Resins Chemical Co. Ltd.	1,000	10,873

See accompanying notes to financial statements.
122

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nan Ya Plastics Corp.	16,000	$14,457
Nuvoton Technology Corp.	17,000	39,630
O-Bank Co. Ltd.	19,000	5,637
OBI Pharma, Inc. (a)	41,360	72,748
Oneness Biotech Co. Ltd. (a)	1,193	2,325
Orient Semiconductor Electronics Ltd.	21,000	19,955
Pan Jit International, Inc.	24,500	37,338
Pan-International Industrial Corp.	13,000	17,541
Pegavision Corp.	1,085	11,731
Pharmally International Holding Co. Ltd. (a) (d)	1,282	—
Phihong Technology Co. Ltd. (a)	16,679	13,362
Phoenix Silicon International Corp.	3,000	10,481
Polaris Group (a)	8,205	9,156
Posiflex Technology, Inc.	6,000	48,430
Promate Electronic Co. Ltd.	4,000	8,192
Quanta Computer, Inc.	8,000	54,092
RichWave Technology Corp. (a)	17,042	80,584
Sakura Development Co. Ltd.	3,000	5,692
Sanyang Motor Co. Ltd.	40,000	84,692
Scientech Corp.	3,000	24,848
SDI Corp.	8,000	19,468
Shin Zu Shing Co. Ltd.	1,000	6,777
Shinfox Energy Co. Ltd.	30,629	77,212
Shiny Chemical Industrial Co. Ltd.	1,000	4,006
Sincere Navigation Corp.	82,000	60,754
Skytech, Inc./TW	1,000	6,701
Soft-World International Corp.	11,000	35,449
Solar Applied Materials Technology Corp.	5,000	8,885
Solomon Technology Corp.	9,000	36,865
Sporton International, Inc.	11,760	68,359
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	5,283
Sunplus Technology Co. Ltd. (a)	3,000	2,191
Ta Ya Electric Wire & Cable	4,200	4,959
TaiMed Biologics, Inc. (a)	8,505	22,542
Taiwan Cogeneration Corp.	23,056	28,540
Taiwan Sakura Corp.	7,000	19,143
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	48,697	8,083,702
Taiwan Surface Mounting Technology Corp.	3,000	9,578
Taiwan TEA Corp. (a)	8,000	4,253
Taiwan Union Technology Corp.	6,000	28,010
Test Research, Inc.	5,000	16,490
Thinking Electronic Industrial Co. Ltd.	1,000	4,397
Tigerair Taiwan Co. Ltd. (a)	4,000	10,903
Topkey Corp.	4,000	23,673
Unimicron Technology Corp.	2,000	5,572
Union Bank of Taiwan	44,940	22,942
Security Description	Shares	Value
Unitech Printed Circuit Board Corp. (a)	16,239	$12,545
United Integrated Services Co. Ltd.	7,000	96,243
United Microelectronics Corp. ADR (b)	83,072	593,965
United Renewable Energy Co. Ltd. (a)	741,879	203,554
Universal Cement Corp.	33,000	29,022
Universal Microwave Technology, Inc.	5,000	58,429
Universal Vision Biotechnology Co. Ltd.	4,452	26,549
Via Technologies, Inc.	2,000	4,542
Visual Photonics Epitaxy Co. Ltd.	2,000	6,837
Voltronic Power Technology Corp.	1,000	46,081
Win Semiconductors Corp. (a)	2,000	5,933
Wistron Corp.	4,000	11,481
XinTec, Inc.	15,000	64,378
Yageo Corp.	379	5,491
Yankey Engineering Co. Ltd.	1,000	11,761
Yulon Motor Co. Ltd.	16,896	21,093
Yungshin Construction & Development Co. Ltd.	1,000	4,171
ZillTek Technology Corp.	1,000	7,424
Zyxel Group Corp.	15,000	15,067
		16,714,813
THAILAND — 0.1%
Aurora Design PCL	113,200	55,390
B Grimm Power PCL	87,400	26,278
Bangkok Airways PCL	24,200	13,125
Banpu Power PCL	113,400	23,399
BCPG PCL	203,600	41,410
Carabao Group PCL	27,500	46,002
CK Power PCL	514,400	37,604
CP ALL PCL NVDR	60,000	87,546
Delta Electronics Thailand PCL	39,700	76,943
Dhipaya Group Holdings PCL	2,900	1,556
Dynasty Ceramic PCL	2,279,100	96,740
Energy Absolute PCL (a)	53,810	3,267
Erawan Group PCL	333,400	26,141
Gunkul Engineering PCL	610,800	27,727
Hana Microelectronics PCL	25,200	11,811
Ichitan Group PCL	154,000	51,295
Jasmine International PCL (a)	267,798	11,920
KCE Electronics PCL	10,200	4,720
Muangthai Capital PCL	8,800	9,468
Osotspa PCL	57,400	22,842
Plan B Media PCL	277,400	43,746
Prima Marine PCL	181,600	35,062
PSG Corp. PCL (a)	1,616,600	9,054
PTT PCL	154,000	145,262
Regional Container Lines PCL	37,000	25,630
Sappe PCL (b)	35,000	35,851

See accompanying notes to financial statements.
123

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SCB X PCL NVDR	9,400	$34,081
SISB PCL	42,100	19,980
Star Petroleum Refining PCL	39,000	6,208
TOA Paint Thailand PCL	4,400	1,466
VGI PCL (a)	214,300	18,824
		1,050,348
TURKEY — 0.1%
Akbank TAS	72,626	99,965
Akcansa Cimento AS	2,649	11,521
Cimsa Cimento Sanayi VE Ticaret AS	8,526	11,567
CW Enerji Muhendislik Ticaret VE Sanayi AS	845	374
Eldorado Gold Corp. (a) (b)	2,326	39,094
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	24,319	8,284
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	6,731	5,167
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	5,474	2,348
Konya Cimento Sanayii AS (a)	1	150
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	14,291	32,659
Lydia Holding AS (a)	3,528	7,677
MIA Teknoloji AS (a)	6,953	8,411
Migros Ticaret AS	11,597	151,301
Nuh Cimento Sanayi AS	11,624	80,611
Politeknik Metal Sanayi ve Ticaret AS (a)	26	4,277
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,436	656
Turkiye Is Bankasi AS Class C	297,855	96,198
Vestel Elektronik Sanayi ve Ticaret AS (a)	16,190	20,864
YEO Teknoloji Enerji VE Endustri AS (a)	9,749	13,290
		594,414
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	19,574	58,087
Abu Dhabi Islamic Bank PJSC	9,629	42,049
Agthia Group PJSC	27,696	32,423
Ajman Bank PJSC	494,555	212,738
Al Waha Capital PJSC	44,760	18,157
Alef Education Holding PLC	391,472	112,974
Amanat Holdings PJSC	631,972	197,865
Aramex PJSC (a)	113,606	87,222
Dana Gas PJSC (a)	240,151	51,390
Deyaar Development PJSC	573,775	142,153
Dubai Taxi Co. PJSC	20,917	14,237
Emaar Properties PJSC	27,356	99,428
Emirates Central Cooling Systems Corp.	98,748	43,553
Emirates Telecommunications Group Co. PJSC	2,619	12,050
Security Description	Shares	Value
First Abu Dhabi Bank PJSC	9,956	$37,460
Gulf Navigation Holding PJSC (a)	42,953	65,487
Multiply Group PJSC (a)	15,333	6,930
Parkin Co. PJSC	40,762	55,488
Phoenix Group PLC (a)	158,638	40,210
RAK Properties PJSC (a)	486,797	177,593
Ras Al Khaimah Ceramics PJSC	24,666	17,326
Space42 PLC (a)	391,685	172,753
Spinneys 1961 Holding PLC	63,855	26,772
Taaleem Holdings PJSC	234,875	230,843
		1,955,188
UNITED KINGDOM — 2.8%
3i Group PLC	24,950	1,164,505
Aberdeen Group PLC	118,723	236,988
Alphawave IP Group PLC (a) (b)	3,681	4,442
Anglogold Ashanti PLC	6,163	230,149
AO World PLC (a)	25,048	31,037
Aston Martin Lagonda Global Holdings PLC (a) (b) (c)	5,888	5,309
AstraZeneca PLC	12,602	1,830,580
AstraZeneca PLC ADR	11,974	880,089
BAE Systems PLC	71,967	1,448,642
Barclays PLC	163,458	607,211
boohoo Group PLC (a) (b)	6,663	2,252
British American Tobacco PLC	13,351	548,348
British Land Co. PLC REIT	9,552	45,544
BT Group PLC (b)	98,814	211,532
Burberry Group PLC	4,011	39,958
CK Hutchison Holdings Ltd.	100,920	567,491
Compass Group PLC	35,059	1,155,294
Craneware PLC	210	4,798
Diageo PLC	21,954	570,852
Flutter Entertainment PLC (a)	99	21,659
Greatland Gold PLC (a)	90,456	13,987
Hammerson PLC REIT (b)	3,881	12,363
HSBC Holdings PLC	204,742	2,309,463
Imperial Brands PLC	7,591	280,715
Indivior PLC (a) (b)	1,437	13,457
InterContinental Hotels Group PLC	6,279	668,794
J Sainsbury PLC	19,872	60,328
Land Securities Group PLC REIT	7,751	55,025
Lloyds Banking Group PLC	699,352	650,658
M&G PLC	35,413	90,733
Marks & Spencer Group PLC	21,730	99,711
National Grid PLC	22,302	290,598
Next PLC	5,849	836,873
Pearson PLC	8,203	128,962
Quilter PLC (c)	29,856	56,803
Reckitt Benckiser Group PLC	6,464	436,360
RELX PLC (e)	14,248	712,269
RELX PLC (e)	42,055	2,102,400
Rolls-Royce Holdings PLC (a)	95,658	924,795
Sage Group PLC	11,477	178,804

See accompanying notes to financial statements.
124

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Serica Energy PLC	2,447	$4,232
Severn Trent PLC	20,130	657,625
Smith & Nephew PLC	36,612	512,738
Smiths Group PLC	28,113	700,700
Soho House & Co., Inc. (a)	4,171	25,777
SSE PLC	12,501	257,203
Standard Chartered PLC	39,375	579,132
TechnipFMC PLC	9,226	292,372
Tesco PLC	75,311	323,021
Unilever PLC (e)	28,284	1,683,000
Unilever PLC (e)	2	119
United Utilities Group PLC	35,916	467,526
Vodafone Group PLC	267,065	251,297
Whitbread PLC	25,377	802,179
WPP PLC	27,809	208,619
		26,295,318
UNITED STATES — 64.9%
10X Genomics, Inc. Class A (a)	1,580	13,793
1-800-Flowers.com, Inc. Class A (a) (b)	366	2,159
3M Co.	7,881	1,157,404
89bio, Inc. (a)	1,918	13,944
A10 Networks, Inc.	936	15,294
AAON, Inc.	800	62,347
Abbott Laboratories	29,187	3,871,656
AbbVie, Inc.	21,361	4,475,557
Abercrombie & Fitch Co. Class A (a)	263	20,085
Accel Entertainment, Inc. (a)	13,431	133,236
ACM Research, Inc. Class A (a)	2,766	64,558
ACV Auctions, Inc. Class A (a)	1,816	25,587
AdaptHealth Corp. (a)	433	4,694
Adaptive Biotechnologies Corp. (a) (b)	2,364	17,565
Addus HomeCare Corp. (a)	100	9,889
Adient PLC (a)	1,137	14,622
ADMA Biologics, Inc. (a)	2,613	51,842
Adobe, Inc. (a)	6,341	2,431,964
Advanced Micro Devices, Inc. (a)	16,801	1,726,135
AeroVironment, Inc. (a)	100	11,919
AES Corp.	4,668	57,977
Affiliated Managers Group, Inc.	246	41,335
Affirm Holdings, Inc. (a)	3,144	142,077
Aflac, Inc.	22,952	2,552,033
Agilent Technologies, Inc.	12,821	1,499,801
agilon health, Inc. (a)	16,458	71,263
Agilysys, Inc. (a)	1,317	95,535
AGNC Investment Corp. REIT (b)	7,367	70,576
Air Products & Chemicals, Inc.	2,504	738,480
Airbnb, Inc. Class A (a)	3,255	388,842
Akero Therapeutics, Inc. (a)	3,640	147,347
Albemarle Corp. (b)	927	66,763
Alcoa Corp.	8,308	253,394
Alcon AG	4,291	403,613
Security Description	Shares	Value
Alexander & Baldwin, Inc. REIT	3,406	$58,685
Align Technology, Inc. (a)	304	48,293
Alignment Healthcare, Inc. (a)	1,565	29,140
Alkami Technology, Inc. (a)	1,520	39,900
Allegion PLC	2,667	347,937
Allstate Corp.	8,116	1,680,580
Ally Financial, Inc.	4,053	147,813
Alnylam Pharmaceuticals, Inc. (a)	404	109,088
Alpha & Omega Semiconductor Ltd. (a)	405	10,068
Alpha Metallurgical Resources, Inc. (a)	211	26,428
Alphabet, Inc. Class A	62,951	9,734,743
Alphabet, Inc. Class C	60,712	9,485,036
Alphatec Holdings, Inc. (a)	1,622	16,447
Altice USA, Inc. Class A (a)	11,644	30,973
Altimmune, Inc. (a)	3,596	17,980
Altria Group, Inc.	16,107	966,742
Altus Power, Inc. (a)	9,860	48,807
A-Mark Precious Metals, Inc. (b)	509	12,913
Amazon.com, Inc. (a)	103,302	19,654,239
AMC Entertainment Holdings, Inc. Class A (a)	5,473	15,708
Amcor PLC CDI	23,243	222,183
Ameresco, Inc. Class A (a)	479	5,786
American Electric Power Co., Inc.	16,107	1,760,012
American Express Co.	12,456	3,351,287
American Superconductor Corp. (a) (b)	2,697	48,924
American Tower Corp. REIT	8,010	1,742,976
Amgen, Inc.	7,228	2,251,883
Amphenol Corp. Class A	1,858	121,866
Amplitude, Inc. Class A (a)	3,868	39,415
Analog Devices, Inc.	7,700	1,552,859
AnaptysBio, Inc. (a)	233	4,331
Annaly Capital Management, Inc. REIT	3,722	75,594
Annexon, Inc. (a)	3,838	7,407
Anterix, Inc. (a)	2,464	90,182
Antero Resources Corp. (a)	709	28,672
Aon PLC Class A	2,041	814,543
APA Corp.	4,164	87,527
Apartment Investment & Management Co. Class A, REIT	18,678	164,366
Apellis Pharmaceuticals, Inc. (a)	371	8,114
Apogee Therapeutics, Inc. (a)	100	3,736
Apollo Global Management, Inc.	1,116	152,825
Appfolio, Inc. Class A (a)	101	22,210
Appian Corp. Class A (a)	302	8,701
Apple, Inc.	163,471	36,311,813
Applied Digital Corp. (a) (b)	6,060	34,057
Applied Materials, Inc.	13,638	1,979,147
Applied Optoelectronics, Inc. (a)	3,023	46,403
AppLovin Corp. Class A (a)	2,149	569,421

See accompanying notes to financial statements.
125

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arbor Realty Trust, Inc. REIT (b)	7,897	$92,790
Arbutus Biopharma Corp. (a) (b)	14,917	52,060
Archer Aviation, Inc. Class A (a)	9,387	66,742
Archer-Daniels-Midland Co.	14,883	714,533
Arcturus Therapeutics Holdings, Inc. (a) (b)	1,623	17,188
Arcus Biosciences, Inc. (a)	4,589	36,024
Arcutis Biotherapeutics, Inc. (a)	2,564	40,101
Ardelyx, Inc. (a)	3,552	17,440
Argan, Inc.	229	30,038
Aris Water Solutions, Inc. Class A	879	28,163
Arista Networks, Inc. (a)	8,708	674,696
Arlo Technologies, Inc. (a)	1,515	14,953
Armada Hoffler Properties, Inc. REIT	890	6,684
ARMOUR Residential REIT, Inc.	1,277	21,837
Array Technologies, Inc. (a) (b)	3,410	16,607
Arrowhead Pharmaceuticals, Inc. (a)	4,823	61,445
ARS Pharmaceuticals, Inc. (a) (b)	1,565	19,688
Arthur J Gallagher & Co.	1,372	473,669
Arvinas, Inc. (a)	1,438	10,095
Asana, Inc. Class A (a)	3,279	47,775
Aspen Aerogels, Inc. (a)	2,333	14,908
AST SpaceMobile, Inc. (a) (b)	1,798	40,887
Astrana Health, Inc. (a)	220	6,822
Astria Therapeutics, Inc. (a)	1,798	9,601
Astronics Corp. (a)	3,837	92,740
AT&T, Inc.	92,998	2,629,983
Atkore, Inc.	346	20,757
Atlassian Corp. Class A (a)	1,168	247,861
Atmus Filtration Technologies, Inc.	2,735	100,457
Aurora Innovation, Inc. (a) (b)	14,937	100,451
Autodesk, Inc. (a)	304	79,587
Automatic Data Processing, Inc.	7,649	2,336,999
Avanos Medical, Inc. (a)	1,009	14,459
Aveanna Healthcare Holdings, Inc. (a)	3,363	18,227
AvePoint, Inc. (a)	8,208	118,524
Avidity Biosciences, Inc. (a)	1,895	55,940
AvidXchange Holdings, Inc. (a)	5,412	45,894
Avis Budget Group, Inc. (a) (b)	100	7,590
Axcelis Technologies, Inc. (a)	371	18,428
Axon Enterprise, Inc. (a)	963	506,490
Axos Financial, Inc. (a)	363	23,421
Axsome Therapeutics, Inc. (a)	320	37,322
AZEK Co., Inc. (a)	3,686	180,209
Baker Hughes Co.	6,465	284,137
Bancorp, Inc. (a)	5,530	292,205
Bank of America Corp.	110,970	4,630,778
Bank of New York Mellon Corp.	24,408	2,047,099
Bar Harbor Bankshares	1,132	33,394
Barrett Business Services, Inc.	233	9,588
Bath & Body Works, Inc.	2,363	71,646
Security Description	Shares	Value
Baxter International, Inc.	15,588	$533,577
Beam Therapeutics, Inc. (a)	986	19,257
Beazer Homes USA, Inc. (a)	2,528	51,546
Becton Dickinson & Co.	7,093	1,624,723
BellRing Brands, Inc. (a)	365	27,178
Berkshire Hathaway, Inc. Class B (a)	15,238	8,115,454
BigBear.ai Holdings, Inc. (a)	1,958	5,600
BigCommerce Holdings, Inc. (a)	4,937	28,437
Bill Holdings, Inc. (a)	891	40,888
BioCryst Pharmaceuticals, Inc. (a)	7,924	59,430
Biogen, Inc. (a)	4,234	579,381
Biohaven Ltd. (a)	676	16,251
BioLife Solutions, Inc. (a)	2,402	54,862
Bitdeer Technologies Group Class A (a) (b)	1,698	14,993
BJ's Restaurants, Inc. (a)	1,277	43,750
Blackrock, Inc.	874	827,224
Blackstone, Inc.	3,387	473,435
Blend Labs, Inc. Class A (a)	10,322	34,579
Block, Inc. CDI (a)	1,296	69,833
Block, Inc. (a)	3,737	203,031
Bloom Energy Corp. Class A (a)	4,162	81,825
Blue Bird Corp. (a) (b)	1,424	46,095
BlueLinx Holdings, Inc. (a)	246	18,445
Boeing Co. (a)	7,327	1,249,620
Booking Holdings, Inc.	513	2,363,345
Boot Barn Holdings, Inc. (a)	366	39,319
Boston Beer Co., Inc. Class A (a)	101	24,123
Boston Omaha Corp. Class A (a) (b)	304	4,432
Boston Scientific Corp. (a)	16,139	1,628,102
BP PLC	175,854	989,876
Braze, Inc. Class A (a)	851	30,704
Bridgebio Pharma, Inc. (a)	4,776	165,106
Brighthouse Financial, Inc. (a)	2,055	119,169
BrightSpire Capital, Inc. REIT	51,190	284,616
Bristol-Myers Squibb Co.	24,422	1,489,498
Broadcom, Inc.	51,395	8,605,065
Builders FirstSource, Inc. (a)	798	99,702
Bumble, Inc. Class A (a) (b)	2,394	10,390
Burlington Stores, Inc. (a)	100	23,833
Business First Bancshares, Inc.	233	5,674
C3.ai, Inc. Class A (a)	1,901	40,016
Cadence Design Systems, Inc. (a)	2,334	593,606
Caesars Entertainment, Inc. (a)	1,927	48,175
Calix, Inc. (a)	346	12,262
Calumet, Inc. (a) (b)	686	8,698
Cantaloupe, Inc. (a)	5,842	45,977
Capital City Bank Group, Inc.	1,246	44,806
Capital One Financial Corp.	8,010	1,436,193
Capricor Therapeutics, Inc. (a) (b)	799	7,583
CareDx, Inc. (a)	999	17,732

See accompanying notes to financial statements.
126

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cargo Therapeutics, Inc. (a) (b)	233	$948
Carnival Corp. (a)	8,010	156,435
Carnival PLC (a)	1,908	32,915
Carpenter Technology Corp.	100	18,118
Carrier Global Corp.	8,010	507,834
Cars.com, Inc. (a)	2,499	28,164
Carvana Co. (a)	1,309	273,686
Cass Information Systems, Inc.	813	35,162
Castle Biosciences, Inc. (a)	1,143	22,883
Catalyst Pharmaceuticals, Inc. (a)	4,493	108,955
Caterpillar, Inc.	7,649	2,522,640
Cava Group, Inc. (a)	233	20,134
CECO Environmental Corp. (a) (b)	363	8,276
Celldex Therapeutics, Inc. (a)	2,420	43,923
Celsius Holdings, Inc. (a) (b)	2,188	77,937
Centene Corp. (a)	346	21,006
Central Pacific Financial Corp.	333	9,004
Centrus Energy Corp. Class A (a) (b)	640	39,814
Century Aluminum Co. (a)	4,459	82,759
Century Communities, Inc.	996	66,832
Certara, Inc. (a)	6,765	66,973
CEVA, Inc. (a)	284	7,273
CF Industries Holdings, Inc.	2,432	190,061
CH Robinson Worldwide, Inc.	8,010	820,224
Champion Homes, Inc. (a)	1,887	178,812
ChampionX Corp.	6,756	201,329
ChargePoint Holdings, Inc. (a) (b)	38,947	23,563
Charles Schwab Corp.	21,897	1,714,097
Charter Communications, Inc. Class A (a)	2,150	792,339
Chefs' Warehouse, Inc. (a)	399	21,730
Chemours Co.	2,049	27,723
Chevron Corp.	21,408	3,581,344
Chipotle Mexican Grill, Inc. (a)	17,652	886,307
Chord Energy Corp.	1,554	175,167
Chubb Ltd.	9,155	2,764,718
Church & Dwight Co., Inc.	6,683	735,731
Cigna Group	2,372	780,388
Cintas Corp.	1,958	402,428
Cipher Mining, Inc. (a) (b)	10,015	23,034
Cisco Systems, Inc.	61,201	3,776,714
Citigroup, Inc.	37,790	2,682,712
Citizens Financial Group, Inc.	4,661	190,961
Clean Energy Fuels Corp. (a)	24,666	38,232
Cleanspark, Inc. (a) (b)	6,990	46,973
Clear Channel Outdoor Holdings, Inc. (a)	33,105	36,747
Clear Secure, Inc. Class A (b)	608	15,753
Clearfield, Inc. (a) (b)	433	12,869
Cleveland-Cliffs, Inc. (a)	1,256	10,324
Clorox Co.	7,298	1,074,630
Cloudflare, Inc. Class A (a)	3,323	374,469
Security Description	Shares	Value
Clover Health Investments Corp. (a)	12,686	$45,543
CME Group, Inc.	4,019	1,066,201
CNH Industrial NV	10,844	131,896
Coastal Financial Corp. (a)	1,270	114,821
Coca-Cola Co.	46,238	3,311,566
Coeur Mining, Inc. (a)	65,829	389,708
Cogent Biosciences, Inc. (a)	566	3,390
Cognizant Technology Solutions Corp. Class A	16,190	1,238,535
Coherent Corp. (a)	626	40,652
Coinbase Global, Inc. Class A (a)	2,036	350,660
Colgate-Palmolive Co.	13,465	1,261,670
Collegium Pharmaceutical, Inc. (a)	2,136	63,760
Comcast Corp. Class A	41,201	1,520,317
CommScope Holding Co., Inc. (a)	6,393	33,947
Community Healthcare Trust, Inc. REIT	311	5,648
Compass, Inc. Class A (a)	20,178	176,154
Conagra Brands, Inc.	16,107	429,574
Conduent, Inc. (a)	2,428	6,556
Confluent, Inc. Class A (a)	895	20,979
ConocoPhillips	22,260	2,337,745
Constellation Energy Corp.	5,064	1,021,054
Core Natural Resources, Inc.	101	7,787
Core Scientific, Inc. (a)	3,905	28,272
CorMedix, Inc. (a)	1,172	7,220
Corning, Inc.	30,810	1,410,482
Corsair Gaming, Inc. (a)	1,184	10,490
Corteva, Inc.	12,822	806,888
CoStar Group, Inc. (a)	1,490	118,053
Costco Wholesale Corp.	6,127	5,794,794
Coty, Inc. Class A (a)	1,243	6,799
Couchbase, Inc. (a) (b)	2,825	44,494
Coursera, Inc. (a)	3,030	20,180
Covenant Logistics Group, Inc.	492	10,922
Credo Technology Group Holding Ltd. (a)	1,051	42,208
CRH PLC	13,028	1,128,347
Cricut, Inc. Class A (b)	1,298	6,685
Crocs, Inc. (a)	642	68,180
Cross Country Healthcare, Inc. (a)	2,031	30,242
Crowdstrike Holdings, Inc. Class A (a)	2,518	887,796
CSL Ltd.	8,481	1,317,429
CSX Corp.	53,362	1,570,444
Cullinan Therapeutics, Inc. (a)	243	1,840
Cummins, Inc.	6,666	2,089,391
Customers Bancorp, Inc. (a)	263	13,203
CVS Health Corp.	21,737	1,472,682
Cytek Biosciences, Inc. (a)	1,289	5,169
Cytokinetics, Inc. (a)	392	15,754
Daily Journal Corp. (a)	100	39,770

See accompanying notes to financial statements.
127

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dana, Inc.	366	$4,879
Danaher Corp.	12,146	2,489,930
Datadog, Inc. Class A (a)	2,087	207,051
Dave & Buster's Entertainment, Inc. (a) (b)	3,583	62,953
Deckers Outdoor Corp. (a)	100	11,181
Deere & Co.	4,547	2,134,134
Definitive Healthcare Corp. (a)	27,059	78,201
Dell Technologies, Inc. Class C	1,731	157,781
Devon Energy Corp.	3,577	133,780
Dexcom, Inc. (a)	2,186	149,282
DiamondRock Hospitality Co. REIT	4,936	38,106
Digi International, Inc. (a)	509	14,165
Digimarc Corp. (a) (b)	1,530	19,615
Digital Realty Trust, Inc. REIT	366	52,444
DigitalOcean Holdings, Inc. (a)	946	31,587
Discover Financial Services	8,729	1,490,040
Diversified Healthcare Trust REIT	7,705	18,492
DNOW, Inc. (a)	923	15,765
Docusign, Inc. (a)	1,297	105,576
Dollar Tree, Inc. (a)	6,001	450,495
DoorDash, Inc. Class A (a)	2,024	369,926
Dow, Inc.	13,034	455,147
Doximity, Inc. Class A (a)	1,506	87,393
DR Horton, Inc.	100	12,713
DraftKings, Inc. Class A (a)	5,100	169,371
Dream Finders Homes, Inc. Class A (a) (b)	898	20,259
Ducommun, Inc. (a)	532	30,872
Duke Energy Corp.	8,802	1,073,580
Duolingo, Inc. (a)	233	72,356
DuPont de Nemours, Inc.	9,400	701,992
Dutch Bros, Inc. Class A (a)	299	18,460
DXC Technology Co. (a)	2,666	45,455
DXP Enterprises, Inc. (a)	333	27,393
Dynatrace, Inc. (a)	944	44,510
Dynavax Technologies Corp. (a)	9,726	126,146
Dyne Therapeutics, Inc. (a)	4,973	52,018
Dynex Capital, Inc. REIT (b)	26,209	341,241
E2open Parent Holdings, Inc. (a)	1,898	3,796
Eagle Bancorp, Inc.	899	18,879
Easterly Government Properties, Inc. REIT	45,486	482,152
Eaton Corp. PLC	6,448	1,752,760
eBay, Inc.	16,410	1,111,449
Ecolab, Inc.	5,518	1,398,923
Edison International	13,953	822,111
Elanco Animal Health, Inc. (a)	3,377	35,458
Elastic NV (a)	364	32,432
Electronic Arts, Inc.	304	43,934
Elevance Health, Inc.	4,181	1,818,568
elf Beauty, Inc. (a) (b)	271	17,016
Eli Lilly & Co.	8,996	7,429,886
Ellington Financial, Inc. REIT (b)	5,860	77,704
Security Description	Shares	Value
Embecta Corp.	1,455	$18,551
Emerson Electric Co.	16,107	1,765,971
Energy Fuels, Inc. (a) (b)	8,203	30,378
EnerSys	938	85,902
Enfusion, Inc. Class A (a)	3,749	41,801
Enliven Therapeutics, Inc. (a) (b)	388	7,636
Enova International, Inc. (a)	246	23,754
Enovix Corp. (a) (b)	5,003	36,722
Enphase Energy, Inc. (a)	1,206	74,832
Enviri Corp. (a)	2,062	13,712
EOG Resources, Inc.	11,672	1,496,817
Eos Energy Enterprises, Inc. (a) (b)	7,525	28,444
EPAM Systems, Inc. (a)	523	88,303
EQT Corp.	1,013	54,125
Equinix, Inc. REIT	509	415,013
Equity Bancshares, Inc. Class A	2,131	83,961
Equity Residential REIT	8,010	573,356
Erasca, Inc. (a)	10,888	14,917
Essential Properties Realty Trust, Inc. REIT	4,010	130,886
Estee Lauder Cos., Inc. Class A	6,794	448,404
Etsy, Inc. (a)	614	28,969
Everi Holdings, Inc. (a)	3,278	44,810
EverQuote, Inc. Class A (a)	666	17,443
EVgo, Inc. (a)	899	2,391
Evolent Health, Inc. Class A (a)	3,539	33,514
Evolv Technologies Holdings, Inc. (a) (b)	12,590	39,281
Exact Sciences Corp. (a)	1,457	63,074
Exelon Corp.	11,153	513,930
eXp World Holdings, Inc. (b)	4,153	40,616
Expedia Group, Inc.	598	100,524
Experian PLC	24,074	1,108,704
Expro Group Holdings NV (a)	948	9,423
Extreme Networks, Inc. (a)	2,814	37,229
Exxon Mobil Corp.	56,178	6,681,250
EyePoint Pharmaceuticals, Inc. (a)	2,464	13,355
Fair Isaac Corp. (a)	100	184,416
Farmers National Banc Corp.	999	13,037
Fastenal Co.	16,207	1,256,853
Fastly, Inc. Class A (a)	3,122	19,762
FB Financial Corp.	1,306	60,546
FedEx Corp.	6,080	1,482,182
Ferguson Enterprises, Inc.	6,461	1,035,246
Fidelity National Information Services, Inc.	1,216	90,811
Figs, Inc. Class A (a) (b)	1,123	5,155
First Busey Corp.	1,047	22,615
First Community Bankshares, Inc.	333	12,551
First Financial Corp.	100	4,898
First Solar, Inc. (a)	813	102,788
FirstEnergy Corp.	16,107	651,045
Fiserv, Inc. (a)	2,211	488,255

See accompanying notes to financial statements.
128

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Five Star Bancorp	1,345	$37,391
Five9, Inc. (a)	629	17,077
Fiverr International Ltd. (a) (b)	669	15,842
Flagstar Financial, Inc.	2,031	23,600
Fluence Energy, Inc. (a) (b)	2,366	11,475
Flywire Corp. (a)	2,445	23,227
Ford Motor Co.	63,091	632,803
Fortinet, Inc. (a)	3,233	311,209
Fortive Corp.	7,893	577,610
Fox Corp. Class A	11,463	648,806
Franklin BSP Realty Trust, Inc. REIT	996	12,689
Franklin Resources, Inc. (b)	22,917	441,152
Freeport-McMoRan, Inc.	9,388	355,430
Freshworks, Inc. Class A (a)	1,820	25,680
Frontier Group Holdings, Inc. (a)	2,714	11,779
FRP Holdings, Inc. (a)	1,232	35,198
FTAI Aviation Ltd.	1,013	112,473
fuboTV, Inc. (a)	19,829	57,901
Fulgent Genetics, Inc. (a) (b)	1,769	29,896
GameStop Corp. Class A (a)	4,073	90,909
Gannett Co., Inc. (a)	5,434	15,704
GCI Liberty, Inc. (a) (d)	1,328	—
GE HealthCare Technologies, Inc.	2,679	216,222
GE Vernova, Inc.	2,537	774,495
Genco Shipping & Trading Ltd.	1,284	17,154
GeneDx Holdings Corp. (a)	799	70,763
Generac Holdings, Inc. (a)	367	46,481
General Dynamics Corp.	7,649	2,084,964
General Electric Co.	8,047	1,610,607
General Mills, Inc.	8,010	478,918
General Motors Co.	12,506	588,157
Gentherm, Inc. (a)	266	7,113
GEO Group, Inc. (a)	787	22,988
Geron Corp. (a)	24,669	39,224
Gibraltar Industries, Inc. (a)	632	37,073
Gilead Sciences, Inc.	20,716	2,321,228
Ginkgo Bioworks Holdings, Inc. (a) (b)	7,493	42,710
Gitlab, Inc. Class A (a)	1,019	47,893
Gladstone Commercial Corp. REIT	29,241	438,030
Glaukos Corp. (a)	101	9,940
Global Medical REIT, Inc.	14,282	124,967
Global Payments, Inc.	405	39,658
Globalstar, Inc. (a) (b)	4,243	88,509
GMS, Inc. (a)	1,016	74,341
Gogo, Inc. (a) (b)	1,184	10,206
Goldman Sachs Group, Inc.	6,156	3,362,961
GoodRx Holdings, Inc. Class A (a)	5,776	25,472
GRAIL, Inc. (a) (b)	360	9,194
Green Brick Partners, Inc. (a)	1,918	111,839
Green Dot Corp. Class A (a)	2,330	19,665
Greene County Bancorp, Inc.	433	10,440
Security Description	Shares	Value
Grid Dynamics Holdings, Inc. (a)	3,371	$52,756
GSK PLC	40,371	761,832
Guardant Health, Inc. (a)	646	27,520
GXO Logistics, Inc. (a)	509	19,892
H&E Equipment Services, Inc.	838	79,434
HA Sustainable Infrastructure Capital, Inc. (b)	2,386	69,767
Hackett Group, Inc.	1,332	38,921
Haemonetics Corp. (a)	101	6,419
Haleon PLC	95,881	484,267
Halliburton Co.	9,815	249,007
HarborOne Bancorp, Inc.	1,132	11,739
Harley-Davidson, Inc.	246	6,212
Hawaiian Electric Industries, Inc. (a)	2,930	32,083
Hayward Holdings, Inc. (a)	1,164	16,203
HCA Healthcare, Inc.	692	239,121
Healthpeak Properties, Inc. REIT	21,935	443,526
HealthStream, Inc.	6,411	206,306
Hecla Mining Co.	3,277	18,220
Heidrick & Struggles International, Inc.	998	42,744
Herc Holdings, Inc.	100	13,427
Hershey Co.	6,626	1,133,245
Hess Corp.	8,010	1,279,437
Hewlett Packard Enterprise Co.	32,330	498,852
Hims & Hers Health, Inc. (a)	4,398	129,961
Holcim AG	5,851	624,944
Home Depot, Inc.	13,750	5,039,237
Honeywell International, Inc.	9,359	1,981,768
Host Hotels & Resorts, Inc. REIT	1,776	25,237
Hovnanian Enterprises, Inc. Class A (a)	1,264	132,353
HP, Inc.	29,864	826,934
HubSpot, Inc. (a)	304	173,672
Hudson Pacific Properties, Inc. REIT	899	2,652
Humacyte, Inc. (a) (b)	4,362	7,437
Humana, Inc.	333	88,112
Huron Consulting Group, Inc. (a)	101	14,488
I3 Verticals, Inc. Class A (a)	1,013	24,991
Ichor Holdings Ltd. (a)	300	6,783
Ideaya Biosciences, Inc. (a)	2,140	35,053
IDEXX Laboratories, Inc. (a)	100	41,995
IDT Corp. Class B	346	17,753
Illinois Tool Works, Inc.	4,977	1,234,346
Illumina, Inc. (a)	896	71,089
ImmunityBio, Inc. (a) (b)	7,652	23,033
Immunome, Inc. (a)	1,132	7,618
Immunovant, Inc. (a)	2,140	36,573
Independent Bank Corp.	666	20,506
Ingersoll Rand, Inc.	12,375	990,371
Ingevity Corp. (a)	100	3,959
Inmode Ltd. (a) (b)	4,623	82,012
Innodata, Inc. (a)	486	17,447

See accompanying notes to financial statements.
129

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	1,732	$93,684
Innovex International, Inc. (a)	1,898	34,088
Inspire Medical Systems, Inc. (a)	700	111,496
Installed Building Products, Inc. (b)	43	7,373
Insteel Industries, Inc.	1,164	30,613
Insulet Corp. (a)	101	26,524
Intapp, Inc. (a)	1,824	106,485
Integral Ad Science Holding Corp. (a)	1,796	14,476
Intel Corp.	55,716	1,265,310
Intellia Therapeutics, Inc. (a) (b)	1,437	10,217
Intercontinental Exchange, Inc.	6,451	1,112,797
International Business Machines Corp.	13,054	3,246,008
International Flavors & Fragrances, Inc.	2,399	186,186
International Money Express, Inc. (a)	6,459	81,513
International Seaways, Inc.	648	21,514
Intra-Cellular Therapies, Inc. (a)	1,039	137,065
Intuit, Inc.	4,835	2,968,642
Intuitive Machines, Inc. (a)	1,272	9,476
Intuitive Surgical, Inc. (a)	3,339	1,653,707
IonQ, Inc. (a)	3,005	66,320
Iovance Biotherapeutics, Inc. (a) (b)	1,898	6,320
iRhythm Technologies, Inc. (a)	101	10,573
Itron, Inc. (a)	532	55,732
Ivanhoe Electric, Inc. (a)	779	4,526
J.M. Smucker Co.	6,330	749,535
James Hardie Industries PLC CDI (a)	824	19,759
Jamf Holding Corp. (a)	101	1,227
Janus International Group, Inc. (a)	5,122	36,878
Janux Therapeutics, Inc. (a)	566	15,282
JELD-WEN Holding, Inc. (a) (b)	3,426	20,453
Joby Aviation, Inc. (a)	363	2,185
Johnson & Johnson	25,012	4,147,990
Johnson Controls International PLC	21,354	1,710,669
JPMorgan Chase & Co.	38,061	9,336,363
Juniper Networks, Inc.	16,107	582,912
Kearny Financial Corp.	2,364	14,799
Kellanova	8,010	660,745
Kenvue, Inc.	14,880	356,822
Keysight Technologies, Inc. (a)	8,008	1,199,358
Kimball Electronics, Inc. (a)	266	4,376
Kimberly-Clark Corp.	8,010	1,139,182
Kimco Realty Corp. REIT	1,269	26,954
Kinder Morgan, Inc.	11,901	339,536
Kiniksa Pharmaceuticals International PLC (a)	709	15,747
Kirby Corp. (a)	938	94,747
Security Description	Shares	Value
KKR & Co., Inc.	6,967	$805,455
KKR Real Estate Finance Trust, Inc. REIT	3,908	42,206
KLA Corp.	659	447,988
Kohl's Corp.	6,444	52,712
Koppers Holdings, Inc.	1,510	42,280
Kraft Heinz Co.	926	28,178
Kratos Defense & Security Solutions, Inc. (a) (b)	658	19,536
Krystal Biotech, Inc. (a)	2	361
Kura Sushi USA, Inc. Class A (a)	100	5,120
Kymera Therapeutics, Inc. (a)	1,200	32,844
Kyndryl Holdings, Inc. (a)	2,649	83,179
Lam Research Corp.	8,502	618,095
Lamb Weston Holdings, Inc.	5,432	289,526
Lantheus Holdings, Inc. (a)	3,282	320,323
Las Vegas Sands Corp.	8,010	309,426
Lattice Semiconductor Corp. (a)	101	5,297
Legacy Housing Corp. (a) (b)	2,129	53,693
Legalzoom.com, Inc. (a)	3,580	30,824
Leidos Holdings, Inc.	2,054	277,167
Lemonade, Inc. (a) (b)	699	21,970
LendingClub Corp. (a)	3,596	37,111
LendingTree, Inc. (a)	2,031	102,098
LENZ Therapeutics, Inc. (a) (b)	333	8,561
LGI Homes, Inc. (a)	43	2,858
Liberty Broadband Corp. Class C (a)	1,186	100,869
Life360, Inc. (a) (b)	1,328	50,982
Light & Wonder, Inc. (a)	2,742	237,485
Limbach Holdings, Inc. (a)	333	24,799
Lindblad Expeditions Holdings, Inc. (a)	6,148	56,992
Linde PLC (e)	5,704	2,656,011
Linde PLC (e)	690	320,197
Liquidity Services, Inc. (a)	233	7,225
Live Oak Bancshares, Inc.	1,763	47,002
LiveRamp Holdings, Inc. (a)	1,530	39,994
Lockheed Martin Corp.	4,593	2,051,739
Lowe's Cos., Inc.	11,305	2,636,665
Lucid Group, Inc. (a)	15,758	38,134
Lululemon Athletica, Inc. (a)	620	175,497
Lumen Technologies, Inc. (a)	10,715	42,003
Lyft, Inc. Class A (a)	2,429	28,832
LyondellBasell Industries NV Class A	7,909	556,794
M&T Bank Corp.	6,178	1,104,317
M/I Homes, Inc. (a)	711	81,182
Macy's, Inc.	3,381	42,465
Madrigal Pharmaceuticals, Inc. (a)	320	105,994
Magnera Corp. (a)	1,232	22,373
Magnite, Inc. (a)	5,247	59,868
MARA Holdings, Inc. (a) (b)	4,868	55,982
Marathon Petroleum Corp.	10,341	1,506,580

See accompanying notes to financial statements.
130

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Maravai LifeSciences Holdings, Inc. Class A (a)	912	$2,016
Marqeta, Inc. Class A (a)	3,320	13,678
Marsh & McLennan Cos., Inc.	7,676	1,873,174
Marvell Technology, Inc.	7,514	462,637
Mastercard, Inc. Class A	8,202	4,495,680
Matador Resources Co.	2,500	127,725
Match Group, Inc.	912	28,454
Matson, Inc.	838	107,406
Mattel, Inc. (a)	531	10,317
MaxLinear, Inc. (a)	405	4,398
McCormick & Co., Inc.	14,001	1,152,422
McDonald's Corp.	7,649	2,389,318
McKesson Corp.	3,551	2,389,787
MDA Space Ltd. (a)	1,465	27,982
MediaAlpha, Inc. Class A (a)	557	5,147
Medtronic PLC	25,983	2,334,832
Merchants Bancorp	2,096	77,552
Merck & Co., Inc.	32,151	2,885,874
Meridianlink, Inc. (a)	243	4,503
Mesa Laboratories, Inc.	100	11,866
Meta Platforms, Inc. Class A	25,272	14,565,770
MetLife, Inc.	23,889	1,918,048
Metrocity Bankshares, Inc.	100	2,757
Metropolitan Bank Holding Corp. (a)	1,232	68,980
MGP Ingredients, Inc.	77	2,262
Micron Technology, Inc.	9,481	823,804
Microsoft Corp.	79,464	29,829,991
MicroStrategy, Inc. Class A (a) (b)	2,420	697,613
MiMedx Group, Inc. (a)	1,520	11,552
Mind Medicine MindMed, Inc. (a) (b)	6,160	36,036
Mitek Systems, Inc. (a)	5,548	45,771
Moderna, Inc. (a)	3,617	102,542
Modine Manufacturing Co. (a)	3,708	284,589
Monarch Casino & Resort, Inc.	973	75,651
Monday.com Ltd. (a)	322	78,298
Mondelez International, Inc. Class A	8,010	543,478
Moneylion, Inc. (a)	566	48,965
MongoDB, Inc. (a)	715	125,411
Monolithic Power Systems, Inc.	348	201,833
Montauk Renewables, Inc. (a) (b)	3,640	7,608
Montrose Environmental Group, Inc. (a)	1,016	14,488
Moody's Corp.	343	159,732
Morgan Stanley	22,324	2,604,541
Mosaic Co.	7,367	198,983
MP Materials Corp. (a) (b)	101	2,465
MRC Global, Inc. (a)	7,099	81,497
N-able, Inc. (a)	709	5,027
Nabors Industries Ltd. (a) (b)	1,332	55,558
NANO Nuclear Energy, Inc. (a) (b)	293	7,753
Security Description	Shares	Value
Napco Security Technologies, Inc.	913	$21,017
Natera, Inc. (a)	411	58,120
National Beverage Corp.	405	16,824
National Presto Industries, Inc.	233	20,483
National Vision Holdings, Inc. (a)	592	7,566
Navitas Semiconductor Corp. (a) (b)	5,731	11,749
NB Bancorp, Inc. (a)	3,363	60,769
nCino, Inc. (a) (b)	320	8,790
Neogen Corp. (a)	1,283	11,124
NeoGenomics, Inc. (a)	3,018	28,641
Nestle SA	30,029	3,032,259
NetApp, Inc.	8,010	703,598
Netflix, Inc. (a)	4,477	4,174,937
Newmont Corp.	8,010	386,723
Newmont Corp. CDI	5,140	246,983
News Corp. Class A	4,214	114,705
NexPoint Residential Trust, Inc. REIT	14,969	591,725
NextDecade Corp. (a)	2,671	20,780
Nextdoor Holdings, Inc. (a)	13,361	20,442
NextEra Energy, Inc.	32,276	2,288,046
NextNav, Inc. (a)	2,869	34,916
NEXTracker, Inc. Class A (a)	1,192	50,231
NIKE, Inc. Class B	22,574	1,432,998
nLight, Inc. (a)	4,889	37,988
NMI Holdings, Inc. (a)	312	11,248
Noble Corp. PLC	92	2,180
Norfolk Southern Corp.	6,316	1,495,945
Northeast Bank	433	39,637
Northrop Grumman Corp.	3,281	1,679,905
Norwegian Cruise Line Holdings Ltd. (a)	1,595	30,241
NOV, Inc.	3,577	54,442
Novartis AG	21,041	2,326,817
Novavax, Inc. (a) (b)	3,292	21,102
Novocure Ltd. (a)	1,301	23,184
NPK International, Inc. (a)	12,714	73,868
NRG Energy, Inc.	393	37,516
Nucor Corp.	1,013	121,904
Nurix Therapeutics, Inc. (a)	2,031	24,128
NuScale Power Corp. (a)	2,231	31,591
Nutanix, Inc. Class A (a)	329	22,967
Nuvalent, Inc. Class A (a)	371	26,311
Nuvation Bio, Inc. (a) (b)	13,019	22,913
nVent Electric PLC	601	31,504
NVIDIA Corp.	275,801	29,891,312
Occidental Petroleum Corp.	9,545	471,141
Oceaneering International, Inc. (a)	6,001	130,882
Oklo, Inc. (a)	987	21,349
Okta, Inc. (a)	1,202	126,474
Olaplex Holdings, Inc. (a) (b)	3,263	4,144
Old Dominion Freight Line, Inc.	246	40,701
Olo, Inc. Class A (a)	1,855	11,204

See accompanying notes to financial statements.
131

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	1,925	$78,328
OneSpan, Inc.	2,857	43,569
Open Lending Corp. (a)	1,609	4,441
Opendoor Technologies, Inc. (a) (b)	27,297	27,843
OPKO Health, Inc. (a) (b)	7,392	12,271
Oracle Corp.	23,011	3,217,168
O'Reilly Automotive, Inc. (a)	1,785	2,557,155
Organon & Co.	2,835	42,213
ORIC Pharmaceuticals, Inc. (a)	2,564	14,307
Ormat Technologies, Inc.	1,530	108,278
Orrstown Financial Services, Inc.	1,798	53,958
Oscar Health, Inc. Class A (a)	1,820	23,860
Otis Worldwide Corp.	4,010	413,832
Ovintiv, Inc.	101	4,323
Owens & Minor, Inc. (a)	4,517	40,789
Pacific Biosciences of California, Inc. (a) (b)	31,848	37,581
Pagaya Technologies Ltd. Class A (a) (b)	3,030	31,754
PagerDuty, Inc. (a)	366	6,687
Palantir Technologies, Inc. Class A (a)	22,726	1,918,074
Palo Alto Networks, Inc. (a)	5,592	954,219
Palomar Holdings, Inc. (a)	1,434	196,573
Par Pacific Holdings, Inc. (a)	403	5,747
PAR Technology Corp. (a)	630	38,644
Paragon 28, Inc. (a) (b)	640	8,358
Paramount Global Class B	15,615	186,755
Parker-Hannifin Corp.	2,421	1,471,605
Pathward Financial, Inc.	1,119	81,631
Patterson-UTI Energy, Inc.	7,301	60,014
Paymentus Holdings, Inc. Class A (a) (b)	3,296	86,026
Payoneer Global, Inc. (a)	4,292	31,375
PayPal Holdings, Inc. (a)	17,108	1,116,297
PBF Energy, Inc. Class A	3,095	59,084
PDF Solutions, Inc. (a)	371	7,090
Peabody Energy Corp.	2,219	30,067
Peapack-Gladstone Financial Corp.	1,430	40,612
Pediatrix Medical Group, Inc. (a)	566	8,201
Peloton Interactive, Inc. Class A (a)	16,005	101,152
Penn Entertainment, Inc. (a)	987	16,098
Pennant Group, Inc. (a)	2,229	56,059
PennyMac Financial Services, Inc.	312	31,234
Pentair PLC	601	52,575
Penumbra, Inc. (a)	346	92,524
PepsiCo, Inc.	16,057	2,407,587
Perpetua Resources Corp. (a)	3,130	33,460
Petco Health & Wellness Co., Inc. (a) (b)	6,393	19,499
Pfizer, Inc.	69,232	1,754,339
PG&E Corp.	1,621	27,849
Security Description	Shares	Value
Phathom Pharmaceuticals, Inc. (a) (b)	2,652	$16,628
Philip Morris International, Inc.	16,107	2,556,664
Phillips 66 Co.	3,983	491,821
Photronics, Inc. (a)	1,788	37,119
Phreesia, Inc. (a)	5,225	133,551
Pinterest, Inc. Class A (a)	4,847	150,257
Planet Labs PBC (a)	13,902	46,989
Plug Power, Inc. (a) (b)	20,643	27,868
PNC Financial Services Group, Inc.	8,010	1,407,918
PotlatchDeltic Corp. REIT	1,454	65,604
Powell Industries, Inc. (b)	532	90,616
PPL Corp.	24,156	872,273
Praxis Precision Medicines, Inc. (a)	233	8,824
Preformed Line Products Co.	266	37,264
Privia Health Group, Inc. (a)	304	6,825
PROCEPT BioRobotics Corp. (a)	531	30,936
Procter & Gamble Co.	28,249	4,814,195
PROG Holdings, Inc.	798	21,227
Progressive Corp.	6,596	1,866,734
Prologis, Inc. REIT	19,561	2,186,724
ProPetro Holding Corp. (a)	3,030	22,271
PROS Holdings, Inc. (a)	709	13,492
Protagonist Therapeutics, Inc. (a)	913	44,153
Prudential Financial, Inc.	12,106	1,351,998
PTC Therapeutics, Inc. (a)	2,032	103,551
Public Service Enterprise Group, Inc.	16,107	1,325,606
Public Storage REIT	6,505	1,946,881
PubMatic, Inc. Class A (a)	894	8,171
Pulse Biosciences, Inc. (a) (b)	433	6,967
PureCycle Technologies, Inc. (a) (b)	4,912	33,991
Pursuit Attractions & Hospitality, Inc. (a)	900	31,851
Q2 Holdings, Inc. (a)	2,710	216,827
QUALCOMM, Inc.	16,249	2,496,009
Quanex Building Products Corp.	898	16,694
Quantum Computing, Inc. (a) (b)	1,958	15,664
QuantumScape Corp. (a) (b)	9,175	38,168
QuidelOrtho Corp. (a)	101	3,532
QuinStreet, Inc. (a)	1,437	25,636
QXO, Inc. (b)	3,263	44,181
Radius Health, Inc. (a)	3,672	294
RadNet, Inc. (a)	1,284	63,840
Ramaco Resources, Inc. Class A	1,820	14,979
Range Resources Corp.	608	24,277
Ranpak Holdings Corp. (a) (b)	8,847	47,951
Recursion Pharmaceuticals, Inc. Class A (a) (b)	4,888	25,858
Reddit, Inc. Class A (a) (b)	433	45,422
Redfin Corp. (a)	8,052	74,159

See accompanying notes to financial statements.
132

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Redwire Corp. (a)	1,272	$10,545
Regency Centers Corp. REIT	656	48,387
Regeneron Pharmaceuticals, Inc.	1,193	756,636
Relay Therapeutics, Inc. (a)	6,826	17,884
Remitly Global, Inc. (a)	3,849	80,059
Repay Holdings Corp. (a) (b)	4,828	26,892
Repligen Corp. (a)	288	36,645
Replimune Group, Inc. (a)	1,465	14,284
Resideo Technologies, Inc. (a)	1,554	27,506
Revolution Medicines, Inc. (a)	578	20,438
Revolve Group, Inc. (a)	3,317	71,282
Rhythm Pharmaceuticals, Inc. (a)	2,484	131,577
Ribbon Communications, Inc. (a)	2,227	8,730
Rigetti Computing, Inc. (a)	2,444	19,356
Riley Exploration Permian, Inc. (b)	1,332	38,854
RingCentral, Inc. Class A (a)	1,013	25,082
Riot Platforms, Inc. (a) (b)	6,129	43,638
Rivian Automotive, Inc. Class A (a) (b)	9,528	118,624
RLJ Lodging Trust REIT	3,898	30,755
Robinhood Markets, Inc. Class A (a)	4,924	204,937
ROBLOX Corp. Class A (a)	3,669	213,866
Roche Holding AG	7,894	2,591,927
Rocket Cos., Inc. Class A (b)	1,530	18,467
Rocket Lab USA, Inc. (a) (b)	3,601	64,386
Rocket Pharmaceuticals, Inc. (a)	2,116	14,114
Roivant Sciences Ltd. (a) (b)	3,960	39,956
Roku, Inc. (a)	1,221	86,007
Root, Inc. Class A (a)	333	44,436
Ross Stores, Inc.	12,226	1,562,361
Royal Caribbean Cruises Ltd.	1,495	307,133
RTX Corp.	27,058	3,584,103
Rubrik, Inc. Class A (a)	658	40,125
Rumble, Inc. (a)	1,232	8,710
RxSight, Inc. (a)	288	7,272
S&P Global, Inc.	4,601	2,337,768
Sable Offshore Corp. (a)	1,232	31,256
Sabre Corp. (a)	4,829	13,569
Safehold, Inc. REIT	1,738	32,535
Salesforce, Inc.	13,461	3,612,394
Samsara, Inc. Class A (a)	891	34,152
Sana Biotechnology, Inc. (a) (b)	8,883	14,923
Sandisk Corp. (a)	3,346	159,303
Sanofi SA	11,590	1,275,990
Sarepta Therapeutics, Inc. (a)	612	39,058
Schlumberger NV	16,401	685,562
Schneider Electric SE	8,237	1,875,172
Scholar Rock Holding Corp. (a)	3,438	110,532
Schrodinger, Inc. (a)	4,781	94,377
Seagate Technology Holdings PLC	6,405	544,105
Select Water Solutions, Inc.	19,811	208,015
Security Description	Shares	Value
SEMrush Holdings, Inc. Class A (a)	5,675	$52,948
SentinelOne, Inc. Class A (a)	676	12,290
Serve Robotics, Inc. (a)	393	2,260
ServiceNow, Inc. (a)	1,634	1,300,893
Sezzle, Inc. (a) (b)	600	20,934
Shell PLC	82,248	2,999,067
Shenandoah Telecommunications Co.	346	4,349
Sherwin-Williams Co.	866	302,399
Shift4 Payments, Inc. Class A (a) (b)	963	78,687
Shoals Technologies Group, Inc. Class A (a)	2,344	7,782
SI-BONE, Inc. (a)	1,234	17,313
SIGA Technologies, Inc. (a)	3,277	17,958
Simon Property Group, Inc. REIT	8,010	1,330,301
Simulations Plus, Inc.	5,206	127,651
Sinch AB (a) (b) (c)	4,330	9,009
SiteOne Landscape Supply, Inc. (a)	266	32,303
SiTime Corp. (a)	101	15,440
SM Energy Co.	304	9,105
Smith & Wesson Brands, Inc. (b)	709	6,608
Snap, Inc. Class A (a)	10,426	90,810
Snowflake, Inc. Class A (a)	2,666	389,663
SoFi Technologies, Inc. (a)	10,644	123,790
SolarEdge Technologies, Inc. (a) (b)	347	5,614
Solaris Energy Infrastructure, Inc.	979	21,303
Soleno Therapeutics, Inc. (a)	100	7,145
Solventum Corp. (a)	1,947	148,050
Sonos, Inc. (a)	3,626	38,689
Sotera Health Co. (a)	838	9,771
SoundHound AI, Inc. Class A (a) (b)	4,202	34,120
South Plains Financial, Inc.	1,132	37,492
Southern Co.	8,010	736,519
Southern Missouri Bancorp, Inc.	899	46,766
Spirit AeroSystems Holdings, Inc. Class A (a)	1,161	40,008
Spotify Technology SA (a)	1,232	677,637
Sprinklr, Inc. Class A (a)	1,439	12,016
Sprout Social, Inc. Class A (a)	1,200	26,388
Spyre Therapeutics, Inc. (a) (b)	233	3,759
STAAR Surgical Co. (a)	558	9,838
Standard BioTools, Inc. (a) (b)	12,481	13,479
Starbucks Corp.	19,807	1,942,869
State Street Corp. (g)	8,010	717,135
Stellantis NV (b)	23,118	256,263
Stoke Therapeutics, Inc. (a)	2,364	15,721
Stryker Corp.	5,160	1,920,810
Summit Hotel Properties, Inc. REIT	4,161	22,511

See accompanying notes to financial statements.
133

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sunrun, Inc. (a)	3,784	$22,174
Super Micro Computer, Inc. (a) (b)	5,366	183,732
Surgery Partners, Inc. (a)	346	8,218
Sweetgreen, Inc. Class A (a) (b)	987	24,695
Swiss Re AG	7,600	1,288,500
Synchrony Financial	8,935	473,019
Syndax Pharmaceuticals, Inc. (a)	1,500	18,428
Synopsys, Inc. (a)	824	353,372
Sysco Corp.	16,107	1,208,669
Take-Two Interactive Software, Inc. (a)	211	43,730
Talen Energy Corp. (a)	229	45,724
Tandem Diabetes Care, Inc. (a)	700	13,412
Tapestry, Inc.	7,682	540,890
Target Corp.	8,010	835,924
Target Hospitality Corp. (a) (b)	304	2,000
TechTarget, Inc. (a)	6,698	99,197
Teladoc Health, Inc. (a)	11,793	93,872
Terawulf, Inc. (a) (b)	6,293	17,180
Tesla, Inc. (a)	31,767	8,232,736
TETRA Technologies, Inc. (a)	26,575	89,292
Texas Instruments, Inc.	16,377	2,942,947
Texas Pacific Land Corp.	100	132,499
TG Therapeutics, Inc. (a)	5,091	200,738
Thermo Fisher Scientific, Inc.	7,281	3,623,026
Thermon Group Holdings, Inc. (a)	3,098	86,279
Thor Industries, Inc.	100	7,581
Thryv Holdings, Inc. (a)	1,132	14,501
TJX Cos., Inc.	28,805	3,508,449
T-Mobile U.S., Inc.	2,788	743,587
Toast, Inc. Class A (a)	3,924	130,159
Trade Desk, Inc. Class A (a)	4,365	238,853
Trane Technologies PLC	4,633	1,560,950
Transcat, Inc. (a) (b)	266	19,804
TransDigm Group, Inc.	100	138,329
TransMedics Group, Inc. (a) (b)	2,433	163,692
Transocean Ltd. (a) (b)	2,119	6,717
Travelers Cos., Inc.	8,010	2,118,325
Travere Therapeutics, Inc. (a)	566	10,143
Trex Co., Inc. (a)	1,261	73,264
Triumph Financial, Inc. (a)	940	54,332
Triumph Group, Inc. (a)	4,607	116,741
Trump Media & Technology Group Corp. (a)	666	13,014
Trupanion, Inc. (a) (b)	621	23,145
Turning Point Brands, Inc.	800	47,552
Twilio, Inc. Class A (a)	1,273	124,639
Twist Bioscience Corp. (a)	2,141	84,056
Tyra Biosciences, Inc. (a) (b)	233	2,167
Tyson Foods, Inc. Class A	12,416	792,265
U.S. Bancorp	24,422	1,031,097
U.S. Lime & Minerals, Inc.	566	50,023
Uber Technologies, Inc. (a)	17,336	1,263,101
Security Description	Shares	Value
Udemy, Inc. (a)	5,061	$39,273
UiPath, Inc. Class A (a)	3,343	34,433
Ultra Clean Holdings, Inc. (a)	405	8,671
UMH Properties, Inc. REIT	46,161	863,211
Union Pacific Corp.	10,696	2,526,823
United Parcel Service, Inc. Class B	8,010	881,020
United Rentals, Inc.	248	155,422
UnitedHealth Group, Inc.	11,283	5,909,471
Uniti Group, Inc. REIT	4,555	22,957
Unitil Corp.	799	46,094
Unity Software, Inc. (a) (b)	3,446	67,507
Universal Corp.	290	16,255
Universal Logistics Holdings, Inc. (b)	1,630	42,771
Universal Technical Institute, Inc. (a)	1,232	31,638
Upstart Holdings, Inc. (a)	1,619	74,523
Upwork, Inc. (a)	3,007	39,241
Uranium Energy Corp. (a)	4,359	20,836
UWM Holdings Corp.	3,752	20,486
Valero Energy Corp.	7,949	1,049,824
Varonis Systems, Inc. (a)	626	25,322
Vaxcyte, Inc. (a)	246	9,289
Veeva Systems, Inc. Class A (a)	711	164,689
Vera Therapeutics, Inc. (a)	433	10,401
Veracyte, Inc. (a)	588	17,434
Veralto Corp.	4,190	408,315
Veris Residential, Inc. REIT	346	5,854
Verizon Communications, Inc.	32,426	1,470,843
Vertex Pharmaceuticals, Inc. (a)	1,527	740,320
Vertex, Inc. Class A (a) (b)	3,028	106,010
Vertiv Holdings Co. Class A	3,966	286,345
Verve Therapeutics, Inc. (a)	10,015	45,769
Viatris, Inc.	10,132	88,250
Vicor Corp. (a)	1,241	58,054
Victoria's Secret & Co. (a)	821	15,254
Viking Therapeutics, Inc. (a) (b)	913	22,049
Vimeo, Inc. (a)	9,793	51,511
Vir Biotechnology, Inc. (a)	908	5,884
Viridian Therapeutics, Inc. (a)	1,820	24,534
Visa, Inc. Class A	22,127	7,754,628
Vistra Corp.	3,355	394,011
Vita Coco Co., Inc. (a)	1,184	36,290
Vital Energy, Inc. (a) (b)	567	12,032
Vital Farms, Inc. (a) (b)	1,236	37,661
Vobile Group Ltd. (a) (b)	25,000	13,206
Vontier Corp.	3,112	102,229
Walgreens Boots Alliance, Inc.	16,107	179,915
Walmart, Inc.	48,127	4,225,069
Walt Disney Co.	25,576	2,524,351
Warby Parker, Inc. Class A (a)	1,767	32,212
Warner Bros Discovery, Inc. (a)	23,131	248,196
Waste Management, Inc.	10,067	2,330,611
WaVe Life Sciences Ltd. (a)	799	6,456
Wayfair, Inc. Class A (a) (b)	1,238	39,653

See accompanying notes to financial statements.
134

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Weave Communications, Inc. (a)	3,671	$40,711
Wells Fargo & Co.	53,400	3,833,586
Welltower, Inc. REIT	3,909	598,898
WesBanco, Inc.	248	7,678
Western Digital Corp. (a)	10,038	405,836
Whitestone REIT	3,858	56,211
Williams Cos., Inc.	14,645	875,185
Willis Lease Finance Corp.	233	36,807
Winnebago Industries, Inc.	366	12,612
WK Kellogg Co. (b)	2,034	40,538
Wolfspeed, Inc. (a) (b)	405	1,239
Workday, Inc. Class A (a)	924	215,782
World Acceptance Corp. (a)	366	46,317
Xenia Hotels & Resorts, Inc. REIT	838	9,855
Xometry, Inc. Class A (a)	1,698	42,314
XPO, Inc. (a)	592	63,687
YETI Holdings, Inc. (a)	1,776	58,786
Yext, Inc. (a)	4,158	25,613
York Water Co.	4,928	170,903
Yum! Brands, Inc.	8,010	1,260,454
Zeta Global Holdings Corp. Class A (a)	3,961	53,711
Zillow Group, Inc. Class C (a)	1,302	89,265
Zoetis, Inc.	5,205	857,003
Zoom Communications, Inc. (a)	2,407	177,564
ZoomInfo Technologies, Inc. (a)	2,128	21,280
Zscaler, Inc. (a)	1,006	199,611
		618,990,922
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (a) (b)	6,619	88,989
TOTAL COMMON STOCKS (Cost $840,437,618)		949,210,017

RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
IsuPetasys Co. Ltd. (expiring 04/10/25) (a)	156	222
UNITED STATES — 0.0% (f)
Inhibrx, Inc. (expiring 12/31/49) (a)	2,929	1,904
TOTAL RIGHTS (Cost $1,904)		2,126
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Supermax Corp. Bhd. (expiring 03/01/30) (a)	2,653	114
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	1,865	86
		200
Security Description	Shares	Value
THAILAND — 0.0% (f)
Energy Absolute PCL (expiring 02/13/28) (a)	7,835	$55
Jasmine International PCL (expiring 10/10/31) (a)	133,899	1,224
VGI PCL (expiring 09/03/25) (a)	19,220	697
		1,976
TOTAL WARRANTS (Cost $4)		2,176
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i)	820,913	820,913
State Street Navigator Securities Lending Portfolio II (g) (j)	25,789,168	25,789,168
TOTAL SHORT-TERM INVESTMENTS (Cost $26,610,081)		26,610,081
TOTAL INVESTMENTS — 102.3% (Cost $867,049,607)		975,824,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(22,229,595)
NET ASSETS — 100.0%		$953,594,805
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $16,572, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt

See accompanying notes to financial statements.
135

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	32	06/20/2025	$1,812,913	$1,777,280	$(35,633)
E-mini S&P 500 Index (long)	6	06/20/2025	1,703,220	1,695,975	(7,245)
MSCI EAFE Index (long)	6	06/20/2025	738,031	724,890	(13,141)
					$(56,019)

During the period ended March 31, 2025, the average notional value related to futures contracts was $3,822,414.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$948,181,285	$1,012,160	$16,572	$949,210,017
Rights	—	2,126	—	2,126
Warrants	2,176	—	—	2,176
Short-Term Investments	26,610,081	—	—	26,610,081
TOTAL INVESTMENTS	$974,793,542	$1,014,286	$16,572	$975,824,400
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(56,019)	$—	$—	$(56,019)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(56,019)	$—	$—	$(56,019)
Sector Breakdown as of March 31, 2025

% of Net Assets
Information Technology	21.8%
Financials	18.2
Industrials	11.8
Consumer Discretionary	10.9
Health Care	10.5
Communication Services	7.8
Consumer Staples	6.0
Energy	4.3
Materials	3.7
Utilities	2.3
Real Estate	2.2
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
136

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	7,256	$641,938	$126,470	$48,723	$12,647	$(15,197)	8,010	$717,135	$10,911
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,331,827	2,331,827	24,315,165	25,826,079	—	—	820,913	820,913	42,931
State Street Navigator Securities Lending Portfolio II	17,074,988	17,074,988	47,571,193	38,857,013	—	—	25,789,168	25,789,168	67,133
Total		$20,048,753	$72,012,828	$64,731,815	$12,647	$(15,197)		$27,327,216	$120,975
See accompanying notes to financial statements.
137

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	48,200	$134,399
AECC Aero-Engine Control Co. Ltd. Class A	38,300	100,733
AECC Aviation Power Co. Ltd. Class A	60,900	303,499
AVIC Chengdu UAS Co. Ltd. Class A	17,488	94,132
AviChina Industry & Technology Co. Ltd. Class H (b)	478,000	239,605
Avicopter PLC Class A	28,900	145,496
Beijing Leike Defense Technology Co. Ltd. Class A (a)	216,200	133,304
EHang Holdings Ltd. ADR (a) (b)	7,973	166,556
Gaona Aero Material Co. Ltd. Class A	21,820	48,650
Hwa Create Co. Ltd. Class A (a)	17,200	44,693
Kuang-Chi Technologies Co. Ltd. Class A	27,900	145,185
North Electro-Optic Co. Ltd. Class A	85,100	149,800
YaGuang Technology Group Co. Ltd. Class A (a)	103,100	84,428
		1,790,480
AIR FREIGHT & LOGISTICS — 0.7%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (c)	44,000	50,841
J&T Global Express Ltd. (a) (b)	727,400	529,168
JD Logistics, Inc. (a) (c)	298,800	482,363
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	32,110
SF Holding Co. Ltd. Class A	79,300	470,612
Sinotrans Ltd. Class H	375,000	180,745
STO Express Co. Ltd. Class A	14,071	22,871
YTO Express Group Co. Ltd. Class A	91,100	159,233
YUNDA Holding Group Co. Ltd. Class A	54,558	51,735
ZTO Express Cayman, Inc. ADR (b)	59,437	1,179,230
		3,158,908
AIRLINES — 0.2%
Air China Ltd. Class A (a)	231,900	227,243
Air China Ltd. Class H (a) (b)	118,000	74,316
China Eastern Airlines Corp. Ltd. Class A (a)	337,300	168,513
China Eastern Airlines Corp. Ltd. Class H (a)	100,000	32,389
China Southern Airlines Co. Ltd. Class A (a)	210,300	164,399
China Southern Airlines Co. Ltd. Class H (a)	288,000	131,409
Hainan Airlines Holding Co. Ltd. Class A (a)	463,600	89,327
Security Description	Shares	Value
Juneyao Airlines Co. Ltd. Class A	36,500	$65,807
Spring Airlines Co. Ltd. Class A	14,600	104,428
		1,057,831
AUTO COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	5,040	43,319
CALB Group Co. Ltd. (a) (c)	31,600	78,063
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,900	92,883
China First Capital Group Ltd. (a)	431,600	2,053
Fuyao Glass Industry Group Co. Ltd. Class A	58,600	472,371
Fuyao Glass Industry Group Co. Ltd. Class H (c)	66,000	470,804
Hesai Group ADR (a) (b)	7,516	111,237
Huayu Automotive Systems Co. Ltd. Class A	63,800	158,580
Huizhou Desay Sv Automotive Co. Ltd. Class A	5,900	91,684
IKD Co. Ltd. Class A	21,800	48,935
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	12,100	78,586
Kandi Technologies Group, Inc. (a) (b)	8,613	12,230
Keboda Technology Co. Ltd. Class A	5,800	47,975
Minth Group Ltd. (a)	98,000	260,735
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	32,200	51,008
Ningbo Joyson Electronic Corp. Class A	40,600	100,300
Ningbo Tuopu Group Co. Ltd. Class A	21,895	174,084
Ningbo Xusheng Group Co. Ltd. Class A	25,620	48,483
Sailun Group Co. Ltd. Class A	55,800	110,818
Shandong Linglong Tyre Co. Ltd. Class A	61,300	149,667
Shenzhen Kedali Industry Co. Ltd. Class A	5,000	83,851
Tianneng Power International Ltd. (b)	112,000	99,184
Wencan Group Co. Ltd. Class A	6,700	21,439
		2,808,289
AUTOMOBILES — 4.8%
AIMA Technology Group Co. Ltd. Class A	16,950	103,530
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	50,700	251,201
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	172,100	203,700
BAIC Motor Corp. Ltd. Class H (c)	49,400	12,826
Beiqi Foton Motor Co. Ltd. Class A (a)	250,200	84,365
Brilliance China Automotive Holdings Ltd. (b)	378,000	125,833

See accompanying notes to financial statements.
138

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BYD Co. Ltd. Class A	31,300	$1,614,992
BYD Co. Ltd. Class H	176,000	8,885,621
China Automotive Engineering Research Institute Co. Ltd. Class A	38,100	98,738
Chongqing Changan Automobile Co. Ltd. Class A	160,752	288,278
Chongqing Qianli Technology Co. Ltd. Class A (a)	204,700	232,425
Dongfeng Motor Group Co. Ltd. Class H (b)	317,300	193,309
Geely Automobile Holdings Ltd.	817,000	1,747,347
Great Wall Motor Co. Ltd. Class A	27,200	97,706
Great Wall Motor Co. Ltd. Class H	396,500	693,084
Guangzhou Automobile Group Co. Ltd. Class A	54,100	63,140
Guangzhou Automobile Group Co. Ltd. Class H (b)	545,691	225,141
Haima Automobile Co. Ltd. Class A (a)	149,600	82,151
IAT Automobile Technology Co. Ltd. Class A (a)	29,300	46,374
Li Auto, Inc. Class A (a)	190,100	2,420,139
Lotus Technology, Inc. ADR (a)	7,198	11,517
NIO, Inc. ADR (a) (b)	264,046	1,006,015
NIO, Inc. Class A (a) (b)	6,590	24,521
Niu Technologies ADR (a) (b)	14,996	61,184
SAIC Motor Corp. Ltd. Class A	183,179	398,078
Seres Group Co. Ltd. Class A	24,100	417,560
XPeng, Inc. Class A (a)	200,200	2,027,655
Yadea Group Holdings Ltd. (c)	147,043	285,381
ZEEKR Intelligent Technology Holding Ltd. ADR (a) (b)	2,180	52,516
Zhejiang Leapmotor Technology Co. Ltd. (a) (c)	90,300	583,213
Zotye Automobile Co. Ltd. Class A (a)	137,300	43,084
		22,380,624
BANKS — 13.0%
Agricultural Bank of China Ltd. Class A	1,543,600	1,100,462
Agricultural Bank of China Ltd. Class H	4,572,000	2,750,146
Bairong, Inc. (a) (b) (c)	56,500	60,710
Bank of Beijing Co. Ltd. Class A	248,700	206,739
Bank of Chengdu Co. Ltd. Class A	104,400	246,994
Bank of China Ltd. Class A	760,800	586,366
Bank of China Ltd. Class H	12,934,700	7,797,096
Bank of Chongqing Co. Ltd. Class H	241,000	207,847
Bank of Communications Co. Ltd. Class A	383,100	392,807
Bank of Communications Co. Ltd. Class H	3,393,824	3,036,003
Bank of Hangzhou Co. Ltd. Class A	144,500	287,174
Bank of Jiangsu Co. Ltd. Class A	279,600	365,571
Security Description	Shares	Value
Bank of Nanjing Co. Ltd. Class A	173,200	$246,240
Bank of Ningbo Co. Ltd. Class A	106,310	377,782
Bank of Shanghai Co. Ltd. Class A	242,400	328,609
Bank of Zhengzhou Co. Ltd. Class A (a)	405,460	107,700
Beijing Compass Technology Development Co. Ltd. Class A (a)	10,440	90,062
Caitong Securities Co. Ltd. Class A	166,770	179,029
Central China Securities Co. Ltd. Class H	249,000	49,286
Changjiang Securities Co. Ltd. Class A	197,100	171,983
China Bohai Bank Co. Ltd. Class H (a) (c)	454,000	51,350
China Cinda Asset Management Co. Ltd. Class H (b)	1,340,200	189,481
China CITIC Bank Corp. Ltd. Class H	1,562,471	1,223,018
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	1,781,000	176,262
China Construction Bank Corp. Class H	15,090,623	13,344,407
China Everbright Bank Co. Ltd. Class A	683,100	355,375
China Everbright Bank Co. Ltd. Class H	301,000	122,639
China Everbright Ltd.	204,000	113,795
China Galaxy Securities Co. Ltd. Class H	704,500	700,851
China International Capital Corp. Ltd. Class A	50,000	237,617
China International Capital Corp. Ltd. Class H (c)	160,000	298,600
China Merchants Bank Co. Ltd. Class A	298,600	1,779,049
China Merchants Bank Co. Ltd. Class H	465,735	2,747,611
China Merchants Securities Co. Ltd. Class A	116,292	284,412
China Minsheng Banking Corp. Ltd. Class A	77,200	41,437
China Minsheng Banking Corp. Ltd. Class H	1,493,759	671,974
Chongqing Rural Commercial Bank Co. Ltd. Class H	591,000	401,074
CITIC Securities Co. Ltd. Class A	153,925	561,815
CITIC Securities Co. Ltd. Class H (b)	228,850	595,634
CNPC Capital Co. Ltd. Class A	163,500	143,565
CSC Financial Co. Ltd. Class A	59,804	198,856
Dongxing Securities Co. Ltd. Class A	125,700	199,469
East Money Information Co. Ltd. Class A	234,658	729,239

See accompanying notes to financial statements.
139

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Everbright Securities Co. Ltd. Class A	86,300	$202,510
GF Securities Co. Ltd. Class A	102,400	227,183
GF Securities Co. Ltd. Class H	125,600	169,505
Guosen Securities Co. Ltd. Class A	119,900	169,308
Guotai Junan International Holdings Ltd. (b)	701,000	95,505
Guotai Junan Securities Co. Ltd. Class A	269,756	638,572
Guoyuan Securities Co. Ltd. Class A	199,640	213,491
Hithink RoyalFlush Information Network Co. Ltd. Class A	5,900	231,911
Huatai Securities Co. Ltd. Class A	138,200	314,597
Huatai Securities Co. Ltd. Class H (c)	170,400	273,330
Huaxi Securities Co. Ltd. Class A	141,600	169,938
Huaxia Bank Co. Ltd. Class A	86,700	93,431
Industrial & Commercial Bank of China Ltd. Class A	1,192,800	1,131,091
Industrial & Commercial Bank of China Ltd. Class H	11,018,789	7,845,982
Industrial Bank Co. Ltd. Class A	283,500	842,786
Industrial Securities Co. Ltd. Class A	216,500	175,205
JF SmartInvest Holdings Ltd.	12,000	58,995
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	161,120	154,558
Noah Holdings Ltd. ADR (b)	10,161	96,021
Orient Securities Co. Ltd. Class A	193,708	251,669
OSL Group Ltd. (a) (b)	50,500	56,470
Pacific Securities Co. Ltd. Class A (a)	168,300	89,178
Ping An Bank Co. Ltd. Class A	305,400	473,280
Postal Savings Bank of China Co. Ltd. Class A	558,800	400,686
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	1,009,000	623,792
Shaanxi International Trust Co. Ltd. Class A	502,130	238,422
Shanghai Pudong Development Bank Co. Ltd. Class A	383,370	550,317
Shanxi Securities Co. Ltd. Class A	238,790	194,558
Shenwan Hongyuan Group Co. Ltd. Class A	372,210	252,549
SooChow Securities Co. Ltd. Class A	159,452	171,173
Southwest Securities Co. Ltd. Class A	306,900	183,315
Up Fintech Holding Ltd. ADR (a)	16,082	138,144
Western Securities Co. Ltd. Class A	157,500	169,077
Yangzijiang Financial Holding Ltd.	274,900	162,596
Zheshang Securities Co. Ltd. Class A	125,300	196,075
		61,011,356
Security Description	Shares	Value
BEVERAGES — 2.0%
Anhui Gujing Distillery Co. Ltd. Class A	9,800	$229,627
Anhui Kouzi Distillery Co. Ltd. Class A	16,700	82,651
Anhui Yingjia Distillery Co. Ltd. Class A	9,200	68,526
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	17,500	40,487
Beijing Yanjing Brewery Co. Ltd. Class A	115,900	195,402
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	258,167	932,418
Chongqing Brewery Co. Ltd. Class A	12,239	98,590
Eastroc Beverage Group Co. Ltd. Class A	6,520	223,411
Jiangsu King's Luck Brewery JSC Ltd. Class A	27,900	203,052
Jiangsu Yanghe Distillery Co. Ltd. Class A	21,200	222,478
JiuGui Liquor Co. Ltd. Class A	5,000	31,710
Kweichow Moutai Co. Ltd. Class A	14,831	3,186,280
Luzhou Laojiao Co. Ltd. Class A	22,100	394,557
Nongfu Spring Co. Ltd. Class H (b) (c)	265,400	1,151,273
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	11,620	41,820
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,040	473,039
Shede Spirits Co. Ltd. Class A	6,700	50,689
Sichuan Swellfun Co. Ltd. Class A	16,200	108,715
Tsingtao Brewery Co. Ltd. Class A	15,900	166,880
Tsingtao Brewery Co. Ltd. Class H	91,000	654,988
Wuliangye Yibin Co. Ltd. Class A	51,200	925,573
Yantai Changyu Pioneer Wine Co. Ltd. Class A	19,200	56,919
ZJLD Group, Inc. (b) (c)	77,200	68,961
		9,608,046
BIOTECHNOLOGY — 2.0%
3SBio, Inc. (c)	190,000	292,071
AIM Vaccine Co. Ltd. (a)	33,400	17,816
Akeso, Inc. (a) (c)	88,000	861,869
Alphamab Oncology (a) (b) (c)	50,000	53,340
Ascentage Pharma Group International (a) (c)	38,300	208,476
BeiGene Ltd. (a)	126,700	2,706,520
Beijing SL Pharmaceutical Co. Ltd. Class A	48,475	44,166
Beijing Tiantan Biological Products Corp. Ltd. Class A	46,040	128,503
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	16,381	144,446
BGI Genomics Co. Ltd. Class A	9,299	67,382

See accompanying notes to financial statements.
140

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bio-Thera Solutions Ltd. Class A (a)	23,193	$63,905
CanSino Biologics, Inc. Class A (a)	1,984	15,927
CanSino Biologics, Inc. Class H (a) (b) (c)	9,200	39,495
CARsgen Therapeutics Holdings Ltd. (a) (b) (c)	62,000	123,198
Changchun BCHT Biotechnology Co. Ltd. Class A	10,657	32,209
Chongqing Zhifei Biological Products Co. Ltd. Class A	38,350	128,099
CStone Pharmaceuticals (a) (c)	83,000	35,311
Daan Gene Co. Ltd. Class A	79,640	64,340
Everest Medicines Ltd. (a) (b) (c)	24,500	168,628
Gan & Lee Pharmaceuticals Co. Ltd. Class A	18,700	115,969
Getein Biotech, Inc. Class A	85,828	98,988
HBM Holdings Ltd. (a) (c)	225,000	260,273
Hualan Biological Engineering, Inc. Class A	40,700	86,992
Imeik Technology Development Co. Ltd. Class A	8,580	211,905
InnoCare Pharma Ltd. (a) (c)	74,000	86,932
Innovent Biologics, Inc. (a) (c)	192,500	1,152,976
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	32,400	16,033
Keymed Biosciences, Inc. (a) (b) (c)	28,000	159,788
Laekna, Inc. (a)	58,000	107,944
Legend Biotech Corp. ADR (a)	12,221	414,659
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	117,000	65,566
Remegen Co. Ltd. Class H (a) (b) (c)	26,000	79,200
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	14,080	48,590
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	29,906	123,890
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	9,600	19,471
Shanghai RAAS Blood Products Co. Ltd. Class A	168,200	158,804
Shenzhen Kangtai Biological Products Co. Ltd. Class A	23,960	50,124
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) (b)	2,300	85,966
Sinocelltech Group Ltd. Class A (a)	10,460	58,649
Walvax Biotechnology Co. Ltd. Class A	37,400	57,444
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	60,300	109,298
Zai Lab Ltd. (a)	134,400	492,320
		9,257,482
BROADLINE RETAIL — 13.5%
Alibaba Group Holding Ltd.	2,437,400	40,099,636
Security Description	Shares	Value
JD.com, Inc. Class A	425,382	$8,791,618
MINISO Group Holding Ltd. ADR (b)	18,340	339,107
PDD Holdings, Inc. ADR (a)	109,604	12,971,633
Vipshop Holdings Ltd. ADR (a)	46,510	729,277
Zhejiang China Commodities City Group Co. Ltd. Class A	106,300	222,815
		63,154,086
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	37,600	150,589
China Lesso Group Holdings Ltd.	193,000	86,574
Guangdong Kinlong Hardware Products Co. Ltd. Class A	5,100	15,940
Triumph New Energy Co. Ltd. Class A (a)	29,000	38,316
Xinyi Glass Holdings Ltd. (b)	420,522	414,560
Zhejiang Weixing New Building Materials Co. Ltd. Class A	61,575	101,440
Zhuzhou Kibing Group Co. Ltd. Class A	53,700	42,201
		849,620
CAPITAL MARKETS — 0.1%
Guotai Junan Securities Co. Ltd. Class H (c)	235,476	341,397
CHEMICALS — 1.6%
ADAMA Ltd. Class A (a)	148,500	119,971
Anhui Huaheng Biotechnology Co. Ltd. Class A	8,781	35,700
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	15,800	53,102
Canmax Technologies Co. Ltd. Class A	19,040	55,790
Cathay Biotech, Inc. Class A	12,806	88,688
Chengxin Lithium Group Co. Ltd. Class A	17,900	31,336
China BlueChemical Ltd. Class H	330,000	81,012
China Kings Resources Group Co. Ltd. Class A	22,100	74,215
COFCO Biotechnology Co. Ltd. Class A (a)	200,600	149,362
Do-Fluoride New Materials Co. Ltd. Class A	29,360	48,085
Dongyue Group Ltd. (b)	209,000	244,719
Fufeng Group Ltd. (b)	176,000	137,990
Fujian Kuncai Material Technology Co. Ltd. Class A	22,900	63,034
Ganfeng Lithium Group Co. Ltd. Class A	58,400	271,910
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	32,160	87,010
Global New Material International Holdings Ltd. (a) (b)	148,000	67,910
Guangzhou Tinci Materials Technology Co. Ltd. Class A	28,680	73,576

See accompanying notes to financial statements.
141

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Hangjin Technology Co. Ltd. Class A	24,400	$89,260
Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,200	48,836
Haohua Chemical Science & Technology Co. Ltd. Class A	18,300	67,121
Hengli Petrochemical Co. Ltd. Class A	103,100	218,094
Hengyi Petrochemical Co. Ltd. Class A	142,591	118,337
Hoshine Silicon Industry Co. Ltd. Class A	8,600	64,933
Huabao International Holdings Ltd. (b)	155,000	49,008
Huapont Life Sciences Co. Ltd. Class A	241,100	131,402
Hubei Feilihua Quartz Glass Co. Ltd. Class A	11,500	70,764
Hubei Xingfa Chemicals Group Co. Ltd. Class A	29,500	90,133
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	253,800	191,767
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	94,300	70,862
Jiangsu Cnano Technology Co. Ltd. Class A	8,067	47,397
Jiangsu Eastern Shenghong Co. Ltd. Class A	97,800	111,584
Jiangsu Yoke Technology Co. Ltd. Class A	16,600	141,579
Jinan Shengquan Group Share Holding Co. Ltd. Class A	28,900	112,603
KBC Corp. Ltd. Class A	3,914	15,514
LB Group Co. Ltd. Class A	85,600	209,703
Levima Advanced Materials Corp. Class A	17,300	35,834
Ningbo Shanshan Co. Ltd. Class A	32,900	32,058
Ningxia Baofeng Energy Group Co. Ltd. Class A	106,300	212,574
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	69,700	158,856
Rongsheng Petrochemical Co. Ltd. Class A	185,800	220,171
Sanwei Holding Group Co. Ltd. Class A	45,810	72,190
Satellite Chemical Co. Ltd. Class A	58,836	186,163
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	4,725	54,150
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	52,964	161,096
Shandong Sinocera Functional Material Co. Ltd. Class A	27,200	69,704
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	5,900	45,294
Shanghai Putailai New Energy Technology Co. Ltd. Class A	37,406	94,520
Security Description	Shares	Value
Shenzhen Capchem Technology Co. Ltd. Class A	6,400	$29,252
Shenzhen Dynanonic Co. Ltd. Class A (a)	6,460	27,846
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	10,640	64,945
Shenzhen Senior Technology Material Co. Ltd. Class A	29,179	40,882
Sichuan Development Lomon Co. Ltd. Class A	52,400	86,181
Sichuan Lutianhua Co. Ltd. Class A (a)	87,200	55,926
Sichuan Yahua Industrial Group Co. Ltd. Class A	25,900	43,310
Sinoma Science & Technology Co. Ltd. Class A	41,500	85,103
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	769,999	119,751
Skshu Paint Co. Ltd. Class A	6,856	48,510
Sunresin New Materials Co. Ltd. Class A	14,200	89,860
Tianqi Lithium Corp. Class A	22,300	93,056
Tianqi Lithium Corp. Class H (b)	10,400	32,482
Tongkun Group Co. Ltd. Class A	103,500	166,947
Transfar Zhilian Co. Ltd. Class A	169,200	123,653
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	44,900	415,328
Weihai Guangwei Composites Co. Ltd. Class A	16,960	72,710
Xinxiang Chemical Fiber Co. Ltd. Class A	206,800	121,247
Yunnan Energy New Material Co. Ltd. Class A	17,507	74,188
Yunnan Yuntianhua Co. Ltd. Class A	29,400	92,498
Zangge Mining Co. Ltd. Class A	20,800	102,599
Zhejiang Juhua Co. Ltd. Class A	69,700	237,037
Zhejiang NHU Co. Ltd. Class A	83,904	258,436
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	16,100	89,520
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	17,800	25,135
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	13,900	9,144
		7,480,463
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Changjiu Holdings Ltd.	2,000	1,591
China Conch Environment Protection Holdings Ltd.	352,500	28,090
China Everbright Environment Group Ltd.	685,925	303,277
Hongbo Co. Ltd. Class A (a)	10,700	17,480
Shanghai M&G Stationery, Inc. Class A	34,180	143,900
Tuhu Car, Inc. (a) (b) (c)	36,700	84,246

See accompanying notes to financial statements.
142

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Weiming Environment Protection Co. Ltd. Class A	30,500	$89,453
Zonqing Environmental Ltd. (b)	76,000	68,769
		736,806
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co. Ltd. Class A (a)	108,300	107,616
Beijing BDStar Navigation Co. Ltd. Class A	5,100	17,765
BYD Electronic International Co. Ltd. (b)	133,500	691,497
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	8,200	42,118
Comba Telecom Systems Holdings Ltd. (a)	546,310	122,178
Fiberhome Telecommunication Technologies Co. Ltd. Class A	19,100	59,330
Fujian Star-net Communication Co. Ltd. Class A	50,500	138,936
Guangzhou Haige Communications Group, Inc. Co. Class A	50,600	77,788
Hengtong Optic-electric Co. Ltd. Class A	38,200	87,484
Hytera Communications Corp. Ltd. Class A (a)	5,800	9,156
Suzhou TFC Optical Communication Co. Ltd. Class A	6,700	78,030
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	15,800	40,881
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	28,800	134,172
Yealink Network Technology Corp. Ltd. Class A	17,580	98,789
Zhongji Innolight Co. Ltd. Class A	16,640	225,900
ZTE Corp. Class A	61,400	289,174
ZTE Corp. Class H (b)	118,597	363,551
		2,584,365
CONSTRUCTION & ENGINEERING — 0.6%
China Communications Services Corp. Ltd. Class H	543,600	297,641
China Conch Venture Holdings Ltd.	311,000	308,989
China Energy Engineering Corp. Ltd. Class A	274,600	85,790
China National Chemical Engineering Co. Ltd. Class A	75,000	74,217
China Railway Group Ltd. Class A	227,800	173,376
China Railway Group Ltd. Class H	712,000	313,890
China State Construction Engineering Corp. Ltd. Class A	573,900	415,463
China State Construction International Holdings Ltd.	144,000	186,193
CSSC Science & Technology Co. Ltd. Class A	27,100	46,659
Metallurgical Corp. of China Ltd. Class A	477,800	198,593
Security Description	Shares	Value
Metallurgical Corp. of China Ltd. Class H	264,000	$52,255
Power Construction Corp. of China Ltd. Class A	281,200	185,379
Shanghai Construction Group Co. Ltd. Class A	397,100	139,364
Shenzhen SED Industry Co. Ltd. Class A	26,700	83,820
Sichuan Road & Bridge Group Co. Ltd. Class A	76,200	83,270
Sinoma International Engineering Co. Class A	62,600	82,537
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	159,300	72,789
Xinte Energy Co. Ltd. Class H (a) (b)	38,800	24,686
		2,824,911
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. Class A	47,400	158,459
Anhui Conch Cement Co. Ltd. Class H	217,000	613,601
BBMG Corp. Class H	490,000	46,605
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	46,200	86,793
China Jushi Co. Ltd. Class A	145,670	258,625
China National Building Material Co. Ltd. Class H (b)	594,792	306,558
China Resources Building Materials Technology Holdings Ltd.	329,163	73,192
CSG Holding Co. Ltd. Class A	203,017	137,749
Huaxin Cement Co. Ltd. Class A	71,300	136,204
Sichuan Hexie Shuangma Co. Ltd. Class A	50,000	109,553
Tangshan Jidong Cement Co. Ltd. Class A (a)	3,600	2,462
		1,929,801
CONSUMER FINANCE — 0.3%
FinVolution Group ADR	12,117	116,687
LexinFintech Holdings Ltd. ADR (b)	24,107	243,240
Lufax Holding Ltd. ADR	44,384	131,820
Qifu Technology, Inc. ADR	19,974	897,032
Qudian, Inc. ADR (a) (b)	26,961	72,525
		1,461,304
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
Alibaba Health Information Technology Ltd. (a) (b)	766,000	463,717
Dada Nexus Ltd. ADR (a) (b)	19,614	36,286
DingDong Cayman Ltd. ADR (a) (b)	19,740	53,298
East Buy Holding Ltd. (a) (b) (c)	84,000	137,547
JD Health International, Inc. (a) (c)	165,250	704,091
Jiajiayue Group Co. Ltd. Class A	52,408	70,614

See accompanying notes to financial statements.
143

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Laobaixing Pharmacy Chain JSC Class A	37,665	$94,812
Shenzhen Pagoda Industrial Group Corp. Ltd. (b)	123,500	15,556
Sipai Health Technology Co. Ltd. (a) (b)	11,800	7,659
Yifeng Pharmacy Chain Co. Ltd. Class A	27,556	94,472
		1,678,052
CONTAINERS & PACKAGING — 0.0% (e)
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	43,540	151,308
DIVERSIFIED CONSUMER SERVICES — 0.5%
China Chunlai Education Group Co. Ltd. (b)	47,000	25,432
China Education Group Holdings Ltd. (b)	171,939	52,817
China Yuhua Education Corp. Ltd. (a) (c)	188,000	8,699
Fenbi Ltd. (a) (b)	80,000	25,603
Fu Shou Yuan International Group Ltd. (b)	265,000	128,067
Gaotu Techedu, Inc. ADR (a) (b)	22,737	73,895
New Oriental Education & Technology Group, Inc.	198,700	933,445
Offcn Education Technology Co. Ltd. Class A (a)	31,600	13,787
SunCar Technology Group, Inc. Class A (a)	3,884	16,002
TAL Education Group ADR (a)	72,961	963,815
Tianli International Holdings Ltd.	192,000	93,529
Zhejiang Yasha Decoration Co. Ltd. Class A	261,600	133,934
		2,469,025
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	687,400	924,155
CITIC Telecom International Holdings Ltd.	494,000	144,766
		1,068,921
ELECTRICAL EQUIPMENT — 1.5%
Beijing Easpring Material Technology Co. Ltd. Class A	5,000	28,572
CBAK Energy Technology, Inc. (a) (b)	45,431	36,213
CNGR Advanced Material Co. Ltd. Class A	9,901	47,939
Contemporary Amperex Technology Co. Ltd. Class A	56,160	1,955,038
Dajin Heavy Industry Co. Ltd. Class A	17,600	57,723
Dongfang Electric Corp. Ltd. Class A	120,900	249,091
Eve Energy Co. Ltd. Class A	38,600	250,271
Fangda Carbon New Material Co. Ltd. Class A	163,560	111,653
Security Description	Shares	Value
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	41,277	$81,976
GEM Co. Ltd. Class A	105,100	94,311
Ginlong Technologies Co. Ltd. Class A	6,550	49,671
Goldwind Science & Technology Co. Ltd. Class A	107,100	130,892
Goldwind Science & Technology Co. Ltd. Class H	163,560	103,009
Goneo Group Co. Ltd. Class A	7,605	75,371
GoodWe Technologies Co. Ltd. Class A	3,492	21,651
Gotion High-tech Co. Ltd. Class A	35,100	105,214
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	4,900	18,148
Henan Pinggao Electric Co. Ltd. Class A	58,600	140,493
Hoymiles Power Electronics, Inc. Class A	3,157	48,242
Jiangsu Zhongtian Technology Co. Ltd. Class A	50,900	101,997
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	31,300	32,136
JL Mag Rare-Earth Co. Ltd. Class A	33,020	88,618
Ming Yang Smart Energy Group Ltd. Class A	40,300	60,345
Nantong Jianghai Capacitor Co. Ltd. Class A	30,800	87,069
NARI Technology Co. Ltd. Class A	121,483	366,159
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,800	72,387
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	12,435	39,585
Ningbo Sanxing Medical Electric Co. Ltd. Class A	30,100	122,498
Pylon Technologies Co. Ltd. Class A	3,111	17,234
Qingdao TGOOD Electric Co. Ltd. Class A	44,400	148,063
Shanghai Electric Group Co. Ltd. Class A (a)	271,000	284,953
Shanghai Electric Group Co. Ltd. Class H (a) (b)	394,000	131,159
Shanghai Liangxin Electrical Co. Ltd. Class A	28,650	35,527
Shanghai Moons' Electric Co. Ltd. Class A	10,400	96,616
Shenzhen Kstar Science & Technology Co. Ltd. Class A	18,800	66,109
Shenzhen Megmeet Electrical Co. Ltd. Class A	28,900	241,990
Shijiazhuang Shangtai Technology Co. Ltd. Class A	7,000	54,163
Sieyuan Electric Co. Ltd. Class A	16,700	174,679
Sungrow Power Supply Co. Ltd. Class A	32,640	311,805

See accompanying notes to financial statements.
144

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sunwoda Electronic Co. Ltd. Class A	29,300	$89,361
TBEA Co. Ltd. Class A	91,350	151,121
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Titan Wind Energy Suzhou Co. Ltd. Class A	30,100	30,200
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	50,800	75,369
Xuji Electric Co. Ltd. Class A	41,100	137,454
Zhejiang Chint Electrics Co. Ltd. Class A	59,700	193,498
Zhejiang HangKe Technology, Inc. Co. Class A	15,645	38,951
Zhejiang Huayou Cobalt Co. Ltd. Class A	33,850	158,724
Zhejiang Narada Power Source Co. Ltd. Class A	30,500	71,403
Zhuhai CosMX Battery Co. Ltd. Class A	35,194	79,873
		7,164,524
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
AAC Technologies Holdings, Inc.	129,745	785,444
Accelink Technologies Co. Ltd. Class A	25,100	158,285
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	38,000	189,741
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,200	37,108
BOE Technology Group Co. Ltd. Class A	581,900	332,359
Castech, Inc. Class A	24,190	113,894
Chaozhou Three-Circle Group Co. Ltd. Class A	39,300	214,406
China Railway Signal & Communication Corp. Ltd. Class A	239,766	185,783
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,500	99,867
Eoptolink Technology, Inc. Ltd. Class A	5,900	79,675
Foxconn Industrial Internet Co. Ltd. Class A	205,900	562,790
GoerTek, Inc. Class A	72,400	260,468
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	16,500	86,407
Hebei Sinopack Electronic Technology Co. Ltd. Class A	5,820	36,646
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	29,500	62,200
Huagong Tech Co. Ltd. Class A	27,600	156,083
IRICO Display Devices Co. Ltd. Class A (a)	118,900	125,022
Kingboard Holdings Ltd.	133,999	381,486
Security Description	Shares	Value
Kingboard Laminates Holdings Ltd. (b)	132,500	$152,591
Lens Technology Co. Ltd. Class A	94,700	330,138
Lingyi iTech Guangdong Co. Class A	137,700	171,511
Luxshare Precision Industry Co. Ltd. Class A	110,463	621,648
Maxscend Microelectronics Co. Ltd. Class A	8,553	94,348
OFILM Group Co. Ltd. Class A (a)	92,600	155,865
Raytron Technology Co. Ltd. Class A	15,822	133,028
Sai Micro Electronics, Inc. Class A	33,500	77,919
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,854	96,648
Shengyi Technology Co. Ltd. Class A	53,500	200,352
Shennan Circuits Co. Ltd. Class A	15,320	265,795
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	60,900	102,507
Shenzhen Kaifa Technology Co. Ltd. Class A	48,400	124,099
Shenzhen Kinwong Electronic Co. Ltd. Class A	37,600	177,912
Sunny Optical Technology Group Co. Ltd.	113,000	1,036,277
SUPCON Technology Co. Ltd. Class A	20,646	150,883
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	61,400	276,667
TCL Technology Group Corp. Class A	425,730	260,738
Tianma Microelectronics Co. Ltd. Class A (a)	98,300	110,802
Unisplendour Corp. Ltd. Class A	59,176	223,318
Universal Scientific Industrial Shanghai Co. Ltd. Class A	72,700	174,498
Victory Giant Technology Huizhou Co. Ltd. Class A	27,500	306,607
Visionox Technology, Inc. Class A (a)	77,400	101,625
Wasion Holdings Ltd.	144,000	151,398
Wingtech Technology Co. Ltd. Class A	28,400	127,344
Wuhan Guide Infrared Co. Ltd. Class A	200,253	219,107
Wuhan Jingce Electronic Group Co. Ltd. Class A	4,800	42,868
WUS Printed Circuit Kunshan Co. Ltd. Class A	38,410	173,392
XGD, Inc. Class A	19,900	55,050
Xiamen Faratronic Co. Ltd. Class A	5,700	85,917
Zhejiang Dahua Technology Co. Ltd. Class A	63,500	148,745
		10,217,261

See accompanying notes to financial statements.
145

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	592,000	$87,503
China Oilfield Services Ltd. Class H	327,900	270,149
China Petroleum Engineering Corp. Class A	161,200	73,879
COFCO Capital Holdings Co. Ltd. Class A	63,200	108,118
Offshore Oil Engineering Co. Ltd. Class A	119,000	93,354
Sinopec Oilfield Service Corp. Class H (a)	860,000	72,953
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	28,000	139,732
		845,688
ENTERTAINMENT — 2.1%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	43,600	89,409
Alibaba Pictures Group Ltd. (a)	2,780,000	189,376
Beijing Enlight Media Co. Ltd. Class A	82,800	240,791
China Film Co. Ltd. Class A	60,200	88,155
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (b)	2,554	19,078
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	130,310
Giant Network Group Co. Ltd. Class A	66,200	128,284
HUYA, Inc. ADR	20,836	66,884
iDreamSky Technology Holdings Ltd. (a) (b) (c)	146,400	18,817
iQIYI, Inc. ADR (a) (b)	77,636	175,457
Kingnet Network Co. Ltd. Class A	51,900	114,716
Kingsoft Corp. Ltd.	160,400	776,199
Mango Excellent Media Co. Ltd. Class A	35,466	134,964
Maoyan Entertainment (a) (b) (c)	73,200	71,127
NetDragon Websoft Holdings Ltd.	62,000	80,964
NetEase Cloud Music, Inc. (a) (c)	10,850	205,975
NetEase, Inc.	267,000	5,422,156
Perfect World Co. Ltd. Class A	52,200	82,403
Sohu.com Ltd. ADR (a)	5,888	77,545
Talkweb Information System Co. Ltd. Class A (a)	16,000	62,979
Tencent Music Entertainment Group ADR	102,098	1,471,232
Wanda Film Holding Co. Ltd. Class A (a)	73,600	114,767
XD, Inc. (a) (b)	36,000	149,454
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	34,000	62,891
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	111,700	90,394
Zx, Inc. (a)	18,400	18,447
		10,082,774
Security Description	Shares	Value
FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co. Ltd. Class A	287,000	$136,669
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd. (b)	169,000	138,366
Yeahka Ltd. (a) (b)	20,000	20,539
		295,574
FOOD PRODUCTS — 1.4%
Anjoy Foods Group Co. Ltd. Class A	6,392	70,202
China Feihe Ltd. (c)	483,000	364,409
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	480,220	1,185,073
COFCO Joycome Foods Ltd. (a) (b)	286,000	54,404
Foshan Haitian Flavouring & Food Co. Ltd. Class A	69,873	390,240
Fujian Sunner Development Co. Ltd. Class A	51,800	107,081
Guangdong Haid Group Co. Ltd. Class A	28,700	197,300
Health & Happiness H&H International Holdings Ltd.	30,000	35,744
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	26,900	83,337
Henan Shuanghui Investment & Development Co. Ltd. Class A	49,800	184,851
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	82,000	316,900
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	29,293	83,131
Juewei Food Co. Ltd. Class A	5,200	10,921
Muyuan Foods Co. Ltd. Class A	74,646	397,891
New Hope Liuhe Co. Ltd. Class A (a)	85,800	109,348
Tingyi Cayman Islands Holding Corp.	309,844	520,104
Toly Bread Co. Ltd. Class A	65,280	51,301
Uni-President China Holdings Ltd.	245,400	282,294
Want Want China Holdings Ltd.	681,933	429,479
Weilong Delicious Global Holdings Ltd. (b)	55,600	108,766
Wens Foodstuff Group Co. Ltd. Class A	84,800	194,555
WH Group Ltd. (c)	1,305,683	1,198,228
Yihai International Holding Ltd.	74,000	128,591
Yihai Kerry Arawana Holdings Co. Ltd. Class A	19,100	82,699
		6,586,849

See accompanying notes to financial statements.
146

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.4%
Beijing Enterprises Holdings Ltd. (b)	65,500	$247,510
China Gas Holdings Ltd.	450,937	410,928
China Resources Gas Group Ltd.	146,300	436,251
Chongqing Gas Group Corp. Ltd. Class A	87,400	69,045
ENN Natural Gas Co. Ltd. Class A	32,700	88,164
Kunlun Energy Co. Ltd.	601,400	586,690
		1,838,588
GROUND TRANSPORTATION — 0.5%
ANE Cayman, Inc. (a)	92,000	102,875
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	619,000	474,522
Canggang Railway Ltd. (b)	294,000	51,769
China High Speed Railway Technology Co. Ltd. Class A (a)	365,654	128,831
Daqin Railway Co. Ltd. Class A	170,003	153,019
Full Truck Alliance Co. Ltd. ADR	107,597	1,374,014
Guangshen Railway Co. Ltd. Class H	536,000	119,872
		2,404,902
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
AK Medical Holdings Ltd. (c)	94,000	71,887
Angelalign Technology, Inc. (b) (c)	9,400	66,752
APT Medical, Inc. Class A	1,558	83,047
Autobio Diagnostics Co. Ltd. Class A	16,400	94,077
Intco Medical Technology Co. Ltd. Class A	28,060	92,260
iRay Group Class A	1,547	24,357
Jafron Biomedical Co. Ltd. Class A	7,255	26,061
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	26,782	128,567
Lifetech Scientific Corp. (a) (b)	312,000	65,766
Microport Cardioflow Medtech Corp. (a) (c)	47,000	5,558
Microport Scientific Corp. (a) (b)	123,111	126,113
Ovctek China, Inc. Class A	17,700	38,660
Qingdao Haier Biomedical Co. Ltd. Class A	7,393	35,185
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	450,800	345,330
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	38,000	82,737
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,100	486,299
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	16,000	128,204
Sinocare, Inc. Class A	23,700	77,598
Sonoscape Medical Corp. Class A	17,100	68,509
		2,046,967
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aier Eye Hospital Group Co. Ltd. Class A	152,645	$278,992
Chengdu Bright Eye Hospital Group Co. Ltd. Class A	6,200	34,815
China Meheco Group Co. Ltd. Class A	28,800	41,461
China National Accord Medicines Corp. Ltd. Class A	28,320	99,741
China Resources Medical Holdings Co. Ltd.	187,500	89,649
ClouDr Group Ltd. (a)	79,600	11,868
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	6,200	22,578
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	56,000	122,360
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,100	26,958
Gushengtang Holdings Ltd. (b)	16,400	68,085
Huadong Medicine Co. Ltd. Class A	39,100	197,494
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	55,000	95,009
Jinxin Fertility Group Ltd. (b) (c)	353,000	136,567
Jointown Pharmaceutical Group Co. Ltd. Class A	211,732	146,868
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	115,500	89,654
New Horizon Health Ltd. (a) (b) (c) (d)	47,500	43,164
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	176,100	253,502
Sinopharm Group Co. Ltd. Class H	214,800	498,052
Topchoice Medical Corp. Class A	10,725	66,822
		2,323,639
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	99,200	147,451
Yidu Tech, Inc. (a) (b) (c)	58,800	46,781
		194,232
HOTELS, RESTAURANTS & LEISURE — 5.9%
Atour Lifestyle Holdings Ltd. ADR	2,395	67,898
China Travel International Investment Hong Kong Ltd. (b)	986,000	134,334
H World Group Ltd.	223,700	820,873
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	609,000	50,879
Haidilao International Holding Ltd. (c)	259,000	584,558
Helens International Holdings Co. Ltd.	76,000	16,704
Jiumaojiu International Holdings Ltd. (b) (c)	165,000	61,077
Meituan Class B (a) (c)	836,081	16,742,467
Nayuki Holdings Ltd. (a)	98,500	13,167

See accompanying notes to financial statements.
147

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,010	$124,977
Songcheng Performance Development Co. Ltd. Class A	83,600	105,968
Tongcheng Travel Holdings Ltd.	157,307	423,580
TravelSky Technology Ltd. Class H	166,000	246,643
Trip.com Group Ltd.	82,475	5,238,763
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	138,500	14,597
Yum China Holdings, Inc.	55,809	2,905,417
		27,551,902
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	2,730	91,369
Chervon Holdings Ltd.	20,800	46,357
Ecovacs Robotics Co. Ltd. Class A	6,000	50,785
Edifier Technology Co. Ltd. Class A	29,600	59,396
Gree Electric Appliances, Inc. of Zhuhai Class A	72,500	453,605
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	13,200	29,358
Haier Smart Home Co. Ltd. Class A	101,900	383,428
Haier Smart Home Co. Ltd. Class H	334,200	1,073,866
Hangzhou GreatStar Industrial Co. Ltd.	34,000	138,557
Hangzhou Robam Appliances Co. Ltd. Class A	35,000	109,346
Hisense Home Appliances Group Co. Ltd. Class H (b)	60,000	201,278
Hisense Visual Technology Co. Ltd. Class A	30,200	103,162
Jason Furniture Hangzhou Co. Ltd. Class A	20,840	73,626
Joyoung Co. Ltd. Class A	60,954	84,478
JS Global Lifestyle Co. Ltd. (a) (c)	132,000	33,593
KingClean Electric Co. Ltd. Class A	29,060	106,747
Midea Group Co. Ltd. (a)	18,400	186,831
Midea Group Co. Ltd. Class A	36,400	393,262
Oppein Home Group, Inc. Class A	16,380	140,853
Shenzhen MTC Co. Ltd. Class A	253,500	181,423
Sichuan Changhong Electric Co. Ltd. Class A	120,600	170,462
Skyworth Group Ltd.	307,793	111,956
Zhejiang Supor Co. Ltd. Class A	11,865	95,333
		4,319,071
HOUSEHOLD PRODUCTS — 0.0% (e)
Blue Moon Group Holdings Ltd. (b) (c)	153,500	68,066
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
Beijing Jingneng Clean Energy Co. Ltd. Class H	370,000	$101,770
CGN New Energy Holdings Co. Ltd. (b)	180,000	53,211
CGN Power Co. Ltd. Class H (c)	1,909,000	596,233
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	472,000	135,285
China Longyuan Power Group Corp. Ltd. Class H (b)	589,000	471,636
China National Nuclear Power Co. Ltd. Class A	251,000	318,159
China Power International Development Ltd. (b)	766,000	288,470
China Resources Power Holdings Co. Ltd. (b)	304,092	721,507
China Three Gorges Renewables Group Co. Ltd. Class A	372,200	216,684
China Yangtze Power Co. Ltd. Class A	296,600	1,135,227
Concord New Energy Group Ltd.	1,420,000	82,130
Datang International Power Generation Co. Ltd. Class H (b)	760,287	159,283
GCL Energy Technology Co. Ltd. Class A	54,300	56,573
GD Power Development Co. Ltd. Class A	238,200	145,558
Guangdong Electric Power Development Co. Ltd. Class A	99,000	61,314
Huadian Power International Corp. Ltd. Class H (b)	454,000	263,753
Huaneng Power International, Inc. Class A	64,300	61,239
Huaneng Power International, Inc. Class H	696,129	403,524
SDIC Power Holdings Co. Ltd. Class A	93,400	185,491
Shanghai Electric Power Co. Ltd. Class A	54,200	69,000
Shenergy Co. Ltd. Class A	112,900	138,447
Sichuan Chuantou Energy Co. Ltd. Class A	89,400	197,357
Sichuan New Energy Power Co. Ltd. Class A	31,200	48,394
Xinyi Energy Holdings Ltd. (b)	329,711	40,259
Zhejiang Zheneng Electric Power Co. Ltd. Class A	250,600	196,592
		6,147,096
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	96,100	141,123
China Baoan Group Co. Ltd. Class A	41,300	46,098
CITIC Ltd.	837,000	1,032,762
CITIC Resources Holdings Ltd.	1,058,000	49,634

See accompanying notes to financial statements.
148

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Industrial Holdings Ltd.	121,000	$181,338
		1,450,955
INSURANCE — 3.2%
China Life Insurance Co. Ltd. Class A	76,300	394,842
China Life Insurance Co. Ltd. Class H	1,130,040	2,178,656
China Pacific Insurance Group Co. Ltd. Class A	106,200	470,058
China Pacific Insurance Group Co. Ltd. Class H	375,600	1,180,343
China Reinsurance Group Corp. Class H	585,000	72,182
China Taiping Insurance Holdings Co. Ltd.	268,491	407,897
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	198,300	104,801
New China Life Insurance Co. Ltd. Class A	28,200	199,879
New China Life Insurance Co. Ltd. Class H	144,500	550,676
People's Insurance Co. Group of China Ltd. Class A	143,700	134,881
People's Insurance Co. Group of China Ltd. Class H	1,096,000	566,292
PICC Property & Casualty Co. Ltd. Class H	1,040,287	1,922,719
Ping An Insurance Group Co. of China Ltd. Class A	153,600	1,091,450
Ping An Insurance Group Co. of China Ltd. Class H	941,100	5,600,418
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	90,700	142,456
		15,017,550
INTERACTIVE MEDIA & SERVICES — 14.9%
Autohome, Inc. ADR	10,762	298,323
Baidu, Inc. Class A (a)	352,500	4,075,341
Bilibili, Inc. Class Z (a) (b)	38,560	736,973
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	24,600	155,226
JOYY, Inc. ADR (a) (b)	7,565	317,579
Kanzhun Ltd. ADR (a)	52,891	1,013,920
Kuaishou Technology (a) (c)	396,200	2,767,692
Kunlun Tech Co. Ltd. Class A	17,200	81,575
Meitu, Inc. (b) (c)	455,500	319,072
Tencent Holdings Ltd.	935,515	59,760,029
Weibo Corp. ADR (b)	11,092	105,041
Zhihu, Inc. ADR (a) (b)	13,609	58,110
		69,688,881
IT SERVICES — 0.4%
Beijing Ultrapower Software Co. Ltd. Class A	25,800	46,942
China TransInfo Technology Co. Ltd. Class A	75,900	97,148
Chinasoft International Ltd.	490,000	330,643
Security Description	Shares	Value
Digital China Group Co. Ltd. Class A	20,100	$113,752
Digital China Holdings Ltd.	159,000	56,404
GDS Holdings Ltd. Class A (a)	158,100	495,822
INESA Intelligent Tech, Inc. Class A	40,800	135,160
Isoftstone Information Technology Group Co. Ltd. Class A	16,100	127,100
Kingsoft Cloud Holdings Ltd. (a) (b)	312,000	294,744
Taiji Computer Corp. Ltd. Class A	19,200	65,639
Vnet Group, Inc. ADR (a) (b)	22,516	184,631
		1,947,985
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	65,200	85,606
Shanghai Yaoji Technology Co. Ltd. Class A	17,500	65,704
Zhejiang Cfmoto Power Co. Ltd. Class A	5,200	133,924
		285,234
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Genscript Biotech Corp. (a)	148,000	235,117
Hangzhou Tigermed Consulting Co. Ltd. Class A	24,000	167,831
Hangzhou Tigermed Consulting Co. Ltd. Class H (b) (c)	5,100	20,321
Joinn Laboratories China Co. Ltd. Class A	17,129	47,950
Maccura Biotechnology Co. Ltd. Class A	11,200	20,085
Pharmaron Beijing Co. Ltd. Class A	48,100	178,209
Pharmaron Beijing Co. Ltd. Class H (b) (c)	6,150	12,663
Shanghai Medicilon, Inc. Class A (a)	1,885	8,302
WuXi AppTec Co. Ltd. Class A	59,084	547,425
WuXi AppTec Co. Ltd. Class H (b) (c)	38,700	344,208
Wuxi Biologics Cayman, Inc. (a) (c)	568,500	1,976,521
WuXi XDC Cayman, Inc. (a)	16,000	91,307
		3,649,939
MACHINERY — 1.7%
Anhui Heli Co. Ltd. Class A	29,800	78,705
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	17,000	30,229
China CSSC Holdings Ltd. Class A	71,100	298,456
China International Marine Containers Group Co. Ltd. Class H	177,690	130,408
CIMC Enric Holdings Ltd.	140,000	118,761
CRRC Corp. Ltd. Class A	554,600	538,884
CRRC Corp. Ltd. Class H	268,000	166,719
Dongguan Yiheda Automation Co. Ltd. Class A	16,000	55,624

See accompanying notes to financial statements.
149

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
First Tractor Co. Ltd. Class H (b)	160,000	$126,062
Haitian International Holdings Ltd.	115,000	303,748
Hangcha Group Co. Ltd. Class A	39,540	113,354
Han's Laser Technology Industry Group Co. Ltd. Class A	38,700	149,028
Hefei Meiya Optoelectronic Technology, Inc. Class A	60,480	144,918
Jiangsu Hengli Hydraulic Co. Ltd. Class A	27,696	303,189
Keda Industrial Group Co. Ltd. Class A	40,900	47,340
Leader Harmonious Drive Systems Co. Ltd. Class A	3,934	80,728
Lonking Holdings Ltd.	699,000	176,091
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,100	18,495
Ningbo Deye Technology Co. Ltd. Class A	5,792	72,907
North Industries Group Red Arrow Co. Ltd. Class A	22,800	52,686
RongFa Nuclear Equipment Co. Ltd. Class A (a)	64,000	45,803
Sany Heavy Equipment International Holdings Co. Ltd. (b)	167,000	102,171
Sany Heavy Industry Co. Ltd. Class A	155,418	407,908
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	16,500	134,391
Shannon Semiconductor Technology Co. Ltd. Class A	16,900	86,641
Shenzhen Inovance Technology Co. Ltd. Class A	38,350	359,807
Siasun Robot & Automation Co. Ltd. Class A (a)	59,800	146,745
Sinotruk Hong Kong Ltd.	85,000	230,518
Weichai Power Co. Ltd. Class H	374,680	788,820
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	25,800	74,674
XCMG Construction Machinery Co. Ltd. Class A	283,600	336,453
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,952	80,276
Yangzijiang Shipbuilding Holdings Ltd.	454,900	802,108
Yantai Eddie Precision Machinery Co. Ltd. Class A	9,900	30,766
Yutong Bus Co. Ltd. Class A	50,900	185,711
Zhejiang Dingli Machinery Co. Ltd. Class A	14,500	117,921
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	52,400	207,915
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	42,000	91,620
Zhuzhou CRRC Times Electric Co. Ltd. Class H	101,400	419,660
Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	390,400	$287,018
		7,943,258
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	141,800	56,596
COSCO SHIPPING Holdings Co. Ltd. Class A	45,900	91,915
COSCO SHIPPING Holdings Co. Ltd. Class H	574,077	903,140
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	98,700	91,556
Hainan Strait Shipping Co. Ltd. Class A	90,600	75,189
LC Logistics, Inc.	10,000	27,313
Orient Overseas International Ltd.	21,000	311,209
Shanghai Zhonggu Logistics Co. Ltd. Class A	64,200	84,382
SITC International Holdings Co. Ltd.	200,000	543,681
Xingtong Shipping Co. Ltd. Class A	26,300	57,480
		2,242,461
MEDIA — 0.3%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	78,200	101,168
China Literature Ltd. (a) (b) (c)	76,400	252,857
China Publishing & Media Co. Ltd. Class A	45,700	42,770
China Science Publishing & Media Ltd. Class A	17,100	46,481
China South Publishing & Media Group Co. Ltd. Class A	28,056	54,097
Chinese Universe Publishing & Media Group Co. Ltd. Class A	29,200	43,845
COL Group Co. Ltd. Class A (a)	18,600	59,518
Focus Media Information Technology Co. Ltd. Class A	125,800	121,542
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	32,400	48,917
NanJi E-Commerce Co. Ltd. Class A	172,000	92,322
People.cn Co. Ltd. Class A	19,600	56,459
Shandong Publishing & Media Co. Ltd. Class A	59,113	79,160
Southern Publishing & Media Co. Ltd. Class A	31,100	67,757
Wasu Media Holding Co. Ltd. Class A	138,700	158,249
Xinhua Winshare Publishing & Media Co. Ltd. Class H	90,000	124,468
Xinhuanet Co. Ltd. Class A	15,900	49,959
		1,399,569

See accompanying notes to financial statements.
150

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 2.3%
Aluminum Corp. of China Ltd. Class H	896,000	$560,842
Angang Steel Co. Ltd. Class H (a)	517,435	115,720
Anhui Honglu Steel Construction Group Co. Ltd. Class A	29,230	81,021
Baoshan Iron & Steel Co. Ltd. Class A	286,000	283,406
China Gold International Resources Corp. Ltd. (a)	25,100	180,339
China Hongqiao Group Ltd. (b)	358,000	736,218
China Nonferrous Mining Corp. Ltd.	160,000	115,574
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	73,400	228,911
China Rare Earth Resources & Technology Co. Ltd. Class A	22,100	96,328
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	632,100	113,094
Citic Pacific Special Steel Group Co. Ltd. Class A	52,400	89,065
CMOC Group Ltd. Class A	383,300	400,925
CMOC Group Ltd. Class H	459,000	377,569
Guangdong HEC Technology Holding Co. Ltd. Class A	122,600	167,721
Guangdong Hongda Holdings Group Co. Ltd. Class A	39,000	159,040
Guocheng Mining Co. Ltd. Class A	53,900	88,722
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	49,000	126,514
Hunan Valin Steel Co. Ltd. Class A	119,700	82,042
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	934,700	230,269
Inner Mongolia ERDOS Resources Co. Ltd. Class A	45,820	57,828
JCHX Mining Management Co. Ltd. Class A	15,900	86,876
Jiangxi Copper Co. Ltd. Class H	240,000	421,372
Jinduicheng Molybdenum Co. Ltd. Class A	64,200	93,394
Maanshan Iron & Steel Co. Ltd. Class A (a)	420,500	179,985
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	20,082
MMG Ltd. (a)	960,000	330,681
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	264,000	102,826
Shandong Gold Mining Co. Ltd. Class A	118,820	439,571
Shandong Nanshan Aluminum Co. Ltd. Class A	200,200	104,978
Shanjin International Gold Co. Ltd. Class A	52,700	139,259
Security Description	Shares	Value
Shanxi Meijin Energy Co. Ltd. Class A (a)	137,000	$84,848
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	116,800	55,941
Shenghe Resources Holding Co. Ltd. Class A	39,200	58,860
Shougang Fushan Resources Group Ltd.	573,136	186,373
Sinomine Resource Group Co. Ltd. Class A	7,820	34,537
Tiangong International Co. Ltd.	112,000	29,798
Tianshan Aluminum Group Co. Ltd. Class A	79,700	97,405
Western Superconducting Technologies Co. Ltd. Class A	11,052	70,502
Xiamen Tungsten Co. Ltd. Class A	75,100	199,691
Xinxing Ductile Iron Pipes Co. Ltd. Class A	191,900	91,382
Xizang Zhufeng Resources Co. Ltd. Class A (a)	18,760	26,026
YongXing Special Materials Technology Co. Ltd. Class A	4,970	22,737
Youngy Co. Ltd. Class A	4,911	20,284
Yunnan Aluminium Co. Ltd. Class A	55,800	133,166
Zhaojin Mining Industry Co. Ltd. Class H (b)	242,000	481,493
Zhejiang Hailiang Co. Ltd. Class A	111,700	144,047
Zhongjin Gold Corp. Ltd. Class A	91,600	177,378
Zijin Mining Group Co. Ltd. Class A	228,500	569,843
Zijin Mining Group Co. Ltd. Class H	940,750	2,137,766
		10,832,249
OIL, GAS & CONSUMABLE FUELS — 2.4%
CGN Mining Co. Ltd. (b)	485,000	86,025
China Coal Energy Co. Ltd. Class H (b)	410,013	417,902
China Merchants Energy Shipping Co. Ltd. Class A	144,000	129,217
China Petroleum & Chemical Corp. Class A	437,200	344,783
China Petroleum & Chemical Corp. Class H	3,900,640	2,055,528
China Shenhua Energy Co. Ltd. Class A	106,300	561,060
China Shenhua Energy Co. Ltd. Class H	505,700	2,050,671
China Suntien Green Energy Corp. Ltd. Class H (b)	374,000	182,667
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	333,800	270,290
Guanghui Energy Co. Ltd. Class A	149,170	124,823
Guizhou Panjiang Refined Coal Co. Ltd. Class A	116,931	77,891

See accompanying notes to financial statements.
151

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	50,000	$132,537
Jizhong Energy Resources Co. Ltd. Class A	136,900	110,599
Oriental Energy Co. Ltd. Class A (a)	78,800	103,571
PetroChina Co. Ltd. Class A	577,336	653,147
PetroChina Co. Ltd. Class H	3,040,930	2,458,446
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	52,700	62,376
Shaanxi Coal Industry Co. Ltd. Class A	136,100	371,068
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	77,250	71,659
Shanxi Coking Coal Energy Group Co. Ltd. Class A	74,900	70,819
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	60,300	99,837
Sinopec Kantons Holdings Ltd.	350,000	192,538
United Energy Group Ltd.	1,414,000	76,331
Yankuang Energy Group Co. Ltd. Class A	51,790	94,943
Yankuang Energy Group Co. Ltd. Class H	431,304	447,364
		11,246,092
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	434,000	121,605
Nine Dragons Paper Holdings Ltd. (a) (b)	355,000	150,116
		271,721
PERSONAL CARE PRODUCTS — 0.2%
Bloomage Biotechnology Corp. Ltd. Class A	4,345	28,919
By-health Co. Ltd. Class A	48,600	77,790
Giant Biogene Holding Co. Ltd. (c)	66,200	599,436
Hengan International Group Co. Ltd.	101,000	281,699
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	35,682
		1,023,526
PHARMACEUTICALS — 1.6%
Asymchem Laboratories Tianjin Co. Ltd. Class A	13,400	145,233
Beijing Tong Ren Tang Co. Ltd. Class A	21,600	108,774
Belite Bio, Inc. ADR (a)	1,562	103,436
Changchun High-Tech Industry Group Co. Ltd. Class A	4,900	65,955
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	37,800	129,799
China Animal Healthcare Ltd. (a) (d)	763,600	—
Security Description	Shares	Value
China Medical System Holdings Ltd.	214,300	$205,202
China Resources Pharmaceutical Group Ltd. (c)	325,000	211,367
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	26,600	154,162
China Shineway Pharmaceutical Group Ltd.	129,000	126,176
Chongqing Taiji Industry Group Co. Ltd. Class A	14,400	41,540
Consun Pharmaceutical Group Ltd.	158,000	187,643
CSPC Pharmaceutical Group Ltd.	1,344,240	853,508
Dong-E-E-Jiao Co. Ltd. Class A	15,900	132,283
Hansoh Pharmaceutical Group Co. Ltd. (c)	144,000	453,453
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	27,500	105,218
Humanwell Healthcare Group Co. Ltd. Class A	50,000	141,758
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	91,378	618,753
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	24,500	75,261
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	102,504	163,365
Livzon Pharmaceutical Group, Inc. Class A	34,200	167,001
Luye Pharma Group Ltd. (a) (b) (c)	396,500	109,568
Ocumension Therapeutics (a) (c)	79,000	51,379
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	27,000	55,220
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	49,100	167,791
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	55,000	105,754
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	4,928	53,079
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (a)	62,900	96,178
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	41,800	188,868
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	29,300	56,617
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	39,500	175,214
Sihuan Pharmaceutical Holdings Group Ltd.	461,000	33,774
Simcere Pharmaceutical Group Ltd. (b) (c)	165,000	167,326
Sino Biopharmaceutical Ltd.	1,670,250	805,038
SSY Group Ltd.	332,332	137,541
Structure Therapeutics, Inc. ADR (a) (b)	7,640	132,248
Tong Ren Tang Technologies Co. Ltd. Class H	158,000	96,665

See accompanying notes to financial statements.
152

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
United Laboratories International Holdings Ltd.	168,000	$315,690
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	75,000	93,409
Yifan Pharmaceutical Co. Ltd. Class A	73,200	117,166
Yunnan Baiyao Group Co. Ltd. Class A	26,869	210,044
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	9,500	264,437
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	51,200	109,927
		7,732,820
PROFESSIONAL SERVICES — 0.0% (e)
FESCO Group Co. Ltd. Class A	28,600	84,471
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
A-Living Smart City Services Co. Ltd. (b) (c)	171,250	57,448
Beijing Capital Development Co. Ltd. Class A (a)	183,300	62,816
Beijing North Star Co. Ltd. Class A	426,800	101,621
C&D International Investment Group Ltd. (b)	89,793	186,965
China Green Electricity Investment of Tianjin Co. Ltd. Class A	31,200	36,413
China Jinmao Holdings Group Ltd.	1,184,718	191,862
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	142,619	179,994
China Overseas Grand Oceans Group Ltd.	260,557	62,625
China Overseas Land & Investment Ltd.	587,362	1,049,360
China Overseas Property Holdings Ltd.	307,620	211,530
China Resources Land Ltd.	449,055	1,489,097
China Resources Mixc Lifestyle Services Ltd. (c)	117,800	520,087
China Vanke Co. Ltd. Class A (a)	161,410	156,614
China Vanke Co. Ltd. Class H (a) (b)	342,564	243,924
Country Garden Services Holdings Co. Ltd.	383,000	339,173
ESR Group Ltd. (c)	361,200	568,241
Evergrande Property Services Group Ltd. (a) (c)	496,500	49,138
Gemdale Corp. Class A	126,200	78,507
Grandjoy Holdings Group Co. Ltd. Class A (a)	200,600	72,058
Greentown China Holdings Ltd.	186,000	262,972
Greentown Service Group Co. Ltd.	316,000	172,616
Hainan Airport Infrastructure Co. Ltd. Class A (a)	214,100	106,668
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	54,300	78,021
Hopson Development Holdings Ltd. (a)	177,177	70,367
Security Description	Shares	Value
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	$8,193
KE Holdings, Inc. ADR	106,536	2,140,308
Longfor Group Holdings Ltd. (c)	298,753	376,691
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	428,000	17,603
Poly Developments & Holdings Group Co. Ltd. Class A	194,700	221,338
Poly Property Group Co. Ltd. (b)	638,784	119,049
Poly Property Services Co. Ltd. Class H	9,600	38,621
Red Star Macalline Group Corp. Ltd. Class A (a)	145,360	59,217
RiseSun Real Estate Development Co. Ltd. Class A (a)	163,000	33,650
Seazen Group Ltd. (a)	605,809	157,286
Seazen Holdings Co. Ltd. Class A (a)	53,400	91,868
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	98,700	151,190
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	94,900	113,500
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	27,300	93,406
Shenzhen Investment Ltd.	720,565	71,313
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	98,800	30,323
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	217,100	72,308
Shoucheng Holdings Ltd. (b)	318,000	60,900
Sino-Ocean Group Holding Ltd. (a)	1,349,212	37,111
SOHO China Ltd. (a)	368,000	27,906
Sunac China Holdings Ltd. (a) (b)	783,000	155,990
Sunac Services Holdings Ltd. (b) (c)	209,000	46,204
Xiangcai Co. Ltd. Class A	76,800	80,120
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	207,400	77,152
Yuexiu Property Co. Ltd. (b)	271,900	184,871
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,387
		10,842,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
3peak, Inc. Class A (a)	1,779	28,938
ACM Research Shanghai, Inc. Class A	3,901	54,747
Advanced Micro-Fabrication Equipment, Inc. China Class A	10,142	257,336
Amlogic Shanghai Co. Ltd. Class A (a)	8,984	103,183
ASR Microelectronics Co. Ltd. Class A (a)	560	7,823

See accompanying notes to financial statements.
153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cambricon Technologies Corp. Ltd. Class A (a)	6,332	$542,925
China Resources Microelectronics Ltd. Class A	13,730	84,656
Daqo New Energy Corp. ADR (a) (b)	9,262	167,735
Flat Glass Group Co. Ltd. Class A	30,540	74,817
Flat Glass Group Co. Ltd. Class H (b)	47,000	63,913
GalaxyCore, Inc. Class A	45,650	94,242
GCL Technology Holdings Ltd. (a) (b)	3,181,000	400,676
GigaDevice Semiconductor, Inc. Class A (a)	16,525	265,823
Hainan Drinda New Energy Technology Co. Ltd. Class A	5,000	34,593
Hangzhou Chang Chuan Technology Co. Ltd. Class A	17,000	97,519
Hangzhou First Applied Material Co. Ltd. Class A	40,149	77,746
Hangzhou Lion Microelectronics Co. Ltd. Class A	17,000	55,217
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	17,600	58,401
Hongyuan Green Energy Co. Ltd. Class A	4,924	10,003
Hua Hong Semiconductor Ltd. (b) (c)	91,000	363,167
Hwatsing Technology Co. Ltd. Class A	4,101	93,326
Hygon Information Technology Co. Ltd. Class A	17,263	335,714
Ingenic Semiconductor Co. Ltd. Class A	5,100	50,327
JA Solar Technology Co. Ltd. Class A	52,978	84,069
JCET Group Co. Ltd. Class A	30,400	146,479
Jiangsu Pacific Quartz Co. Ltd. Class A	5,100	21,022
Jinko Solar Co. Ltd. Class A	94,296	84,097
JinkoSolar Holding Co. Ltd. ADR (b)	6,213	115,810
Kingsemi Co. Ltd. Class A	4,281	57,929
Konfoong Materials International Co. Ltd. Class A	4,900	50,545
LONGi Green Energy Technology Co. Ltd. Class A	113,120	246,762
Loongson Technology Corp. Ltd. Class A (a)	6,765	115,992
Montage Technology Co. Ltd. Class A	21,320	229,693
National Silicon Industry Group Co. Ltd. Class A	44,411	113,504
NAURA Technology Group Co. Ltd. Class A	5,600	320,621
Piotech, Inc. Class A	4,120	89,313
Productive Technologies Co. Ltd. (a)	546,000	14,807
Security Description	Shares	Value
Qingdao Gaoce Technology Co. Ltd. Class A	15,233	$22,307
Risen Energy Co. Ltd. Class A	23,000	33,649
Rockchip Electronics Co. Ltd. Class A	7,800	186,039
Sanan Optoelectronics Co. Ltd. Class A	73,100	119,622
SG Micro Corp. Class A	9,825	117,994
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	30,200	50,625
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,465	65,548
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	61,000	194,832
Shenzhen Goodix Technology Co. Ltd. Class A	10,600	108,671
Shenzhen SC New Energy Technology Corp. Class A	6,000	50,917
StarPower Semiconductor Ltd. Class A	10,060	121,646
Suzhou Maxwell Technologies Co. Ltd. Class A	4,934	55,717
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	77,450	94,762
Tianshui Huatian Technology Co. Ltd. Class A	52,100	76,007
TongFu Microelectronics Co. Ltd. Class A	38,100	140,373
Tongwei Co. Ltd. Class A	72,600	191,145
Trina Solar Co. Ltd. Class A	34,180	79,171
Unigroup Guoxin Microelectronics Co. Ltd. Class A	16,699	151,088
Vanchip Tianjin Technology Co. Ltd. Class A	7,110	32,830
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	10,619	154,917
Will Semiconductor Co. Ltd. Shanghai Class A	16,540	302,122
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,040	46,024
Wuxi Autowell Technology Co. Ltd. Class A	4,209	23,229
Xinjiang Daqo New Energy Co. Ltd. Class A	17,201	45,927
Xinyi Solar Holdings Ltd. (b)	775,162	298,894
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	27,600	121,478
		7,899,004
SOFTWARE — 0.8%
360 Security Technology, Inc. Class A	103,700	148,145
Agora, Inc. ADR (a)	11,205	45,044
AInnovation Technology Group Co. Ltd. (a) (b) (c)	35,300	17,695
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	17,400	57,761

See accompanying notes to financial statements.
154

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Beijing Fourth Paradigm Technology Co. Ltd. (a)	10,100	$59,066
Beijing Kingsoft Office Software, Inc. Class A	6,514	268,166
Beijing Shiji Information Technology Co. Ltd. Class A	64,340	70,309
Bit Digital, Inc. (a)	18,644	37,661
CETC Cyberspace Security Technology Co. Ltd. Class A	35,300	79,045
China National Software & Service Co. Ltd. Class A (a)	17,500	104,024
Empyrean Technology Co. Ltd. Class A	6,000	95,336
Genimous Technology Co. Ltd. Class A (a)	82,800	92,647
Horizon Robotics, Inc. (a) (b)	23,400	20,061
Hundsun Technologies, Inc. Class A	33,391	128,860
Iflytek Co. Ltd. Class A	37,500	245,513
Jiangsu Hoperun Software Co. Ltd. Class A (a)	18,100	129,337
Kingdee International Software Group Co. Ltd. (a)	472,000	798,365
Linklogis, Inc. Class B (c)	168,000	29,582
Ming Yuan Cloud Group Holdings Ltd.	158,000	60,923
NavInfo Co. Ltd. Class A (a)	85,400	102,961
Newland Digital Technology Co. Ltd. Class A	16,898	69,467
Qi An Xin Technology Group, Inc. Class A (a)	16,182	76,234
Sangfor Technologies, Inc. Class A	11,300	166,579
Shanghai Baosight Software Co. Ltd. Class A	63,685	267,242
Shenzhen Fortune Trend Technology Co. Ltd. Class A	3,790	75,926
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	3,400	16,827
Shenzhen Ysstech Info-tech Co. Ltd. Class A	4,000	13,796
Thunder Software Technology Co. Ltd. Class A	9,600	75,918
Topsec Technologies Group, Inc. Class A	86,100	95,984
Tuya, Inc. ADR	30,030	90,991
Venustech Group, Inc. Class A	30,600	69,363
Weimob, Inc. (a) (b) (c)	311,000	71,152
Yonyou Network Technology Co. Ltd. Class A (a)	63,640	131,906
		3,811,886
SPECIALTY RETAIL — 0.7%
ATRenew, Inc. ADR (a)	29,480	86,670
Beijing Caishikou Department Store Co. Ltd. Class A	60,900	98,903
China Meidong Auto Holdings Ltd. (b)	118,000	31,850
Security Description	Shares	Value
China Tourism Group Duty Free Corp. Ltd. Class A	30,400	$251,873
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	15,600	97,546
China Yongda Automobiles Services Holdings Ltd. (b)	187,500	64,827
EEKA Fashion Holdings Ltd. (b)	28,000	27,171
HLA Group Corp. Ltd. Class A	105,400	114,743
Pop Mart International Group Ltd. (c)	101,400	2,039,652
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	162,783	125,909
Topsports International Holdings Ltd. (c)	366,000	160,883
Zhongsheng Group Holdings Ltd.	132,000	232,094
		3,332,121
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Anker Innovations Technology Co. Ltd. Class A	5,960	84,586
Canaan, Inc. ADR (a) (b)	32,364	28,409
China Greatwall Technology Group Co. Ltd. Class A (a)	73,000	141,461
IEIT Systems Co. Ltd. Class A	26,640	196,081
Legend Holdings Corp. Class H (a) (c)	64,500	68,643
Lenovo Group Ltd.	1,014,000	1,365,850
Ninestar Corp. Class A (a)	20,200	67,306
Shenzhen Longsys Electronics Co. Ltd. Class A	5,200	66,242
Shenzhen Transsion Holdings Co. Ltd. Class A	17,950	223,946
Tsinghua Tongfang Co. Ltd. Class A (a)	88,500	94,884
Xiaomi Corp. Class B (a) (c)	2,211,200	13,982,885
		16,320,293
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
361 Degrees International Ltd.	158,000	89,963
ANTA Sports Products Ltd.	184,400	2,024,056
Biem.L.Fdlkk Garment Co. Ltd. Class A	19,200	48,807
Bosideng International Holdings Ltd.	580,000	297,444
China Dongxiang Group Co. Ltd.	1,307,000	66,355
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	114,000	31,210
Lao Feng Xiang Co. Ltd. Class A	20,700	145,267
Laopu Gold Co. Ltd. Class H (a)	500	46,849
Li Ning Co. Ltd.	382,207	782,069
Shenzhou International Group Holdings Ltd.	123,800	929,260
Xtep International Holdings Ltd.	245,246	159,813
Zhejiang Semir Garment Co. Ltd. Class A	122,200	110,664
		4,731,757

See accompanying notes to financial statements.
155

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.2%
RLX Technology, Inc. ADR (b)	125,600	$236,128
Smoore International Holdings Ltd. (b) (c)	333,000	567,533
		803,661
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	6,400	23,210
Bohai Leasing Co. Ltd. Class A (a)	352,600	161,598
COSCO SHIPPING Development Co. Ltd. Class H	766,500	95,562
Huitongda Network Co. Ltd. Class H (a) (b) (c)	16,000	27,639
Jiangsu Guotai International Group Co. Ltd. Class A	123,420	129,435
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	78,600	126,783
Shanxi Coal International Energy Group Co. Ltd. Class A	40,200	59,532
Xiamen C & D, Inc. Class A	93,000	132,731
ZKH Group Ltd. ADR (a)	11,652	39,034
		795,524
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co. Ltd. Class H	116,000	163,109
Beijing Capital International Airport Co. Ltd. Class H (a)	377,939	136,500
China Merchants Port Holdings Co. Ltd.	219,185	377,502
COSCO SHIPPING International Hong Kong Co. Ltd.	236,000	152,272
COSCO SHIPPING Ports Ltd. (b)	169,527	101,974
Guangzhou Baiyun International Airport Co. Ltd. Class A	64,600	80,373
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	47,000	54,851
Jiangsu Expressway Co. Ltd. Class H	276,795	328,726
Qingdao Port International Co. Ltd. Class H (c)	215,000	177,962
Shanghai International Airport Co. Ltd. Class A	37,300	165,968
Shanghai International Port Group Co. Ltd. Class A	262,200	209,301
Shenzhen Expressway Corp. Ltd. Class H	152,000	124,252
Shenzhen International Holdings Ltd.	289,652	292,992
Sichuan Expressway Co. Ltd. Class H (b)	318,000	154,498
Yuexiu Transport Infrastructure Ltd.	116,000	52,929
Zhejiang Expressway Co. Ltd. Class H	311,400	253,753
		2,826,962
Security Description	Shares	Value
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd.	744,000	$214,203
Chengdu Xingrong Environment Co. Ltd. Class A	63,800	59,533
China Water Affairs Group Ltd. (b)	104,000	89,560
Chongqing Water Group Co. Ltd. Class A	102,000	67,664
Guangdong Investment Ltd.	470,000	345,539
Luenmei Quantum Co. Ltd. Class A	55,100	42,998
		819,497
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	393,800	301,343
FingerMotion, Inc. (a)	5,990	8,206
		309,549
TOTAL COMMON STOCKS (Cost $632,489,850)		467,199,795
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	340,761	340,761
State Street Navigator Securities Lending Portfolio II (h) (i)	9,214,728	9,214,728
TOTAL SHORT-TERM INVESTMENTS (Cost $9,555,489)		9,555,489
TOTAL INVESTMENTS — 101.8% (Cost $642,045,339)		476,755,284
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(8,281,528)
NET ASSETS — 100.0%		$468,473,756
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $79,744, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
156

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	7	04/18/2025	$380,795	$369,705	$(11,090)
MSCI China Net Total Return USD Index (long)	37	06/20/2025	1,181,921	1,085,165	(96,756)
					$(107,846)

During the period ended March 31, 2025, the average notional value related to futures contracts was $2,976,542.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$467,120,051	$—	$79,744	$467,199,795
Short-Term Investments	9,555,489	—	—	9,555,489
TOTAL INVESTMENTS	$476,675,540	$—	$79,744	$476,755,284
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(107,846)	$—	$—	$(107,846)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(107,846)	$—	$—	$(107,846)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,291	$1,460,291	$45,542,901	$46,662,431	$—	$—	340,761	$340,761	$38,261
State Street Navigator Securities Lending Portfolio II	8,351,303	8,351,303	47,363,260	46,499,835	—	—	9,214,728	9,214,728	143,784
Total		$9,811,594	$92,906,161	$93,162,266	$—	$—		$9,555,489	$182,045
See accompanying notes to financial statements.
157

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 9.1%
BHP Group Ltd.	5,272,242	$125,502,193
Fortescue Ltd.	2,013,494	19,284,875
Glencore PLC (a)	11,749,005	42,507,594
Rio Tinto Ltd. (b)	442,465	31,843,142
South32 Ltd.	5,373,453	10,782,065
Woodside Energy Group Ltd.	1,292,895	18,627,034
		248,546,903
AUSTRIA — 1.3%
Mondi PLC	2,459,340	36,426,178
BRAZIL — 6.1%
Petroleo Brasileiro SA ADR (b)	1,268,039	18,183,679
Suzano SA ADR (b)	3,873,849	35,988,057
Vale SA ADR (b)	4,266,677	42,581,436
Wheaton Precious Metals Corp.	539,821	41,884,184
Yara International ASA	906,388	27,179,638
		165,816,994
CANADA — 15.2%
Agnico Eagle Mines Ltd.	598,629	64,847,836
Barrick Gold Corp. (c)	1,706,648	33,130,968
Barrick Gold Corp. (c)	373,534	7,261,501
Canadian Natural Resources Ltd. (b)	1,437,981	44,240,958
Cenovus Energy, Inc.	873,870	12,143,408
Franco-Nevada Corp.	229,142	36,033,843
Imperial Oil Ltd. (b)	111,225	8,033,239
Nutrien Ltd. (b) (c)	1,866,244	92,608,752
Nutrien Ltd. (b) (c)	748,773	37,191,555
Suncor Energy, Inc.	858,027	33,218,179
Teck Resources Ltd. Class B	538,290	19,605,462
West Fraser Timber Co. Ltd.	320,771	24,634,232
		412,949,933
CHILE — 0.3%
Antofagasta PLC	410,889	8,848,977
CHINA — 2.1%
China Hongqiao Group Ltd.	2,714,000	5,581,276
Wilmar International Ltd.	14,648,819	36,510,337
Zijin Mining Group Co. Ltd. Class H	7,122,000	16,184,075
		58,275,688
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	167,111	1,744,639
CONGO — 0.3%
Ivanhoe Mines Ltd. Class A (a)	853,514	7,246,789
FINLAND — 4.2%
Neste OYJ (b)	291,862	2,690,510
Stora Enso OYJ Class R (b)	3,414,457	32,139,832
UPM-Kymmene OYJ (b)	2,975,427	79,387,231
		114,217,573
Security Description	Shares	Value
FRANCE — 3.6%
TotalEnergies SE	1,520,306	$97,975,765
INDIA — 2.5%
Reliance Industries Ltd. GDR (d)	1,176,621	69,067,653
ISRAEL — 0.8%
ICL Group Ltd.	4,023,667	22,553,134
ITALY — 0.8%
Eni SpA	1,475,774	22,792,898
JAPAN — 1.3%
Nippon Steel Corp. (b)	1,277,600	27,296,589
Sumitomo Metal Mining Co. Ltd. (b)	325,600	7,065,481
		34,362,070
LUXEMBOURG — 0.6%
ArcelorMittal SA (b)	537,894	15,379,954
MEXICO — 0.4%
Southern Copper Corp.	104,294	9,747,317
NORWAY — 0.8%
Equinor ASA	532,107	14,074,660
Norsk Hydro ASA	1,576,374	9,026,107
		23,100,767
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (e)	17,193	—
LUKOIL PJSC (e)	173,497	—
Polyus PJSC GDR (a) (e)	77,132	—
Rosneft Oil Co. PJSC (e)	1,071,162	—
Severstal PAO GDR (a) (e)	225,918	—
		—
SOUTH AFRICA — 2.5%
Anglo American PLC	1,590,219	44,027,758
Gold Fields Ltd. ADR (b)	1,064,008	23,503,937
		67,531,695
SOUTH KOREA — 0.6%
POSCO Holdings, Inc. ADR (b)	354,996	16,872,960
SPAIN — 0.4%
Repsol SA	802,705	10,665,113
SWEDEN — 2.0%
Boliden AB	325,007	10,589,720
Svenska Cellulosa AB SCA Class B (a) (b)	3,304,613	43,507,289
		54,097,009
SWITZERLAND — 1.3%
SIG Group AG (b)	1,916,845	35,336,244
UNITED STATES — 42.2%
Amcor PLC	1,995,094	19,352,412
Archer-Daniels-Midland Co.	659,205	31,648,432
Avery Dennison Corp.	110,806	19,720,144
Baker Hughes Co.	263,327	11,573,222

See accompanying notes to financial statements.
158

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BP PLC	10,935,389	$61,554,905
Bunge Global SA	193,027	14,751,123
CF Industries Holdings, Inc.	240,222	18,773,349
Chevron Corp.	445,716	74,563,830
ConocoPhillips	345,239	36,257,000
Corteva, Inc.	948,539	59,691,559
Coterra Energy, Inc.	195,263	5,643,101
Darling Ingredients, Inc. (a)	221,261	6,912,194
Devon Energy Corp.	176,315	6,594,181
Diamondback Energy, Inc.	50,119	8,013,026
EOG Resources, Inc.	149,753	19,204,325
Exxon Mobil Corp.	1,171,862	139,369,548
FMC Corp.	173,497	7,319,838
Freeport-McMoRan, Inc.	1,711,158	64,784,442
Graphic Packaging Holding Co.	414,687	10,765,274
Halliburton Co.	232,789	5,905,857
Hess Corp.	73,681	11,769,066
Ingredion, Inc.	89,689	12,126,850
International Paper Co.	725,005	38,679,017
Louisiana-Pacific Corp.	86,794	7,983,312
Marathon Petroleum Corp.	85,692	12,484,467
Mosaic Co.	438,925	11,855,364
Newmont Corp. (c)	1,347,706	65,067,246
Newmont Corp. (c)	8,155	393,514
Nucor Corp.	279,489	33,633,706
Occidental Petroleum Corp.	180,408	8,904,939
Packaging Corp. of America	123,004	24,357,252
Phillips 66 Co.	109,694	13,545,015
Reliance, Inc.	64,448	18,609,360
Schlumberger NV	376,484	15,737,031
Scotts Miracle-Gro Co.	58,544	3,213,480
Sealed Air Corp.	200,116	5,783,352
Shell PLC	4,056,379	147,910,606
Smurfit WestRock PLC	681,227	30,696,089
Steel Dynamics, Inc.	168,333	21,055,092
Valero Energy Corp.	84,435	11,151,330
Weyerhaeuser Co. REIT	1,001,712	29,330,127
		1,146,683,977
ZAMBIA — 0.4%
First Quantum Minerals Ltd. (a)	804,561	10,816,922
TOTAL COMMON STOCKS (Cost $3,027,840,770)		2,691,057,152

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	10,707,295	$10,707,295
State Street Navigator Securities Lending Portfolio II (h) (i)	259,602,357	259,602,357
TOTAL SHORT-TERM INVESTMENTS (Cost $270,309,652)		270,309,652
TOTAL INVESTMENTS — 108.9% (Cost $3,298,150,422)		2,961,366,804
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(241,326,875)
NET ASSETS — 100.0%		$2,720,039,929
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	06/20/2025	$6,416,480	$6,715,829	$299,349
E-mini S&P 500 Material Select Sector Index (long)	41	06/20/2025	3,761,955	3,769,540	7,585
See accompanying notes to financial statements.
159

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index (long)	38	06/20/2025	4,265,014	4,214,249	(50,765)
S&P/TSX 60 Index (long)	21	06/19/2025	4,239,472	4,370,276	130,804
SFE S&P ASX Share Price Index 200 (long)	44	06/19/2025	5,411,061	5,399,408	(11,653)
					$375,320

During the period ended March 31, 2025, the average notional value related to futures contracts was $24,729,629.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,691,057,152	$—	$0(a)	$2,691,057,152
Short-Term Investments	270,309,652	—	—	270,309,652
TOTAL INVESTMENTS	$2,961,366,804	$—	$0	$2,961,366,804
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$437,738	$—	$—	$437,738
Futures Contracts - Unrealized Depreciation	(62,418)	—	—	(62,418)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$375,320	$—	$—	$375,320
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
Industry Breakdown as of March 31, 2025

% of Net Assets
Oil, Gas & Consumable Fuels	33.5%
Metals & Mining	32.7
Chemicals	10.3
Paper & Forest Products	9.6
Containers & Packaging	6.8
Food Products	3.7
Energy Equipment & Services	1.2
Specialized REITs	1.1
Short-Term Investments	10.0
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,082,691	$8,082,691	$163,640,654	$161,016,050	$—	$—	10,707,295	$10,707,295	$308,628
State Street Navigator Securities Lending Portfolio II	123,444,112	123,444,112	746,916,649	610,758,404	—	—	259,602,357	259,602,357	212,703
Total		$131,526,803	$910,557,303	$771,774,454	$—	$—		$270,309,652	$521,331
See accompanying notes to financial statements.
160

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 8.1%
29Metals Ltd. (a) (b)	430,413	$42,914
Abacus Group REIT (b)	365,189	248,049
Abacus Storage King REIT	218,772	160,185
Accent Group Ltd. (b)	250,739	280,465
Adairs Ltd. (b)	81,176	106,734
AET&D Holdings No 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	206,641	90,138
Amotiv Ltd. (b)	59,736	330,926
Amplitude Energy Ltd. (a) (b)	850,703	111,324
Appen Ltd. (a) (b)	275,351	175,875
Arafura Rare Earths Ltd. (a) (b)	694,369	73,558
Arena REIT (b)	212,990	457,900
Audinate Group Ltd. (a) (b)	42,328	163,799
Aurelia Metals Ltd. (a)	501,717	81,288
Aussie Broadband Ltd. (b)	153,623	381,963
Austal Ltd. (a)	132,091	344,889
Australian Clinical Labs Ltd.	226,312	420,258
Australian Ethical Investment Ltd.	48,593	178,656
Australian Finance Group Ltd. (b)	140,173	139,321
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	66,118
Baby Bunting Group Ltd. (a) (b)	82,553	90,539
Bapcor Ltd. (b)	141,248	397,844
Bega Cheese Ltd.	148,199	489,456
Bellevue Gold Ltd. (a) (b)	848,494	605,406
Boss Energy Ltd. (a) (b)	245,047	378,699
Botanix Pharmaceuticals Ltd. (a) (b)	551,049	156,241
BrainChip Holdings Ltd. (a) (b)	703,378	89,854
Bravura Solutions Ltd.	141,219	198,001
BWP Trust REIT	313,944	674,938
Calix Ltd. (a) (b)	61,834	15,991
Capricorn Metals Ltd. (a)	163,610	823,785
Centuria Capital Group REIT	418,261	414,417
Centuria Industrial REIT	274,480	492,602
Centuria Office REIT (b)	226,349	158,681
Cettire Ltd. (a) (b)	260,121	136,159
Chalice Mining Ltd. (a) (b)	129,609	92,477
Champion Iron Ltd. (b)	235,179	712,242
Charter Hall Long Wale REIT (b)	67,411	155,006
Charter Hall Retail REIT	344,315	768,124
Charter Hall Social Infrastructure REIT (b)	197,991	334,355
Clarity Pharmaceuticals Ltd. (a) (b)	87,033	114,435
Clinuvel Pharmaceuticals Ltd. (b)	19,273	137,634
Codan Ltd.	17,513	170,137
Collins Foods Ltd. (b)	47,863	255,906
Core Lithium Ltd. (a) (b)	720,709	34,132
Coronado Global Resources, Inc. CDI (d)	227,416	46,766
Security Description	Shares	Value
Corporate Travel Management Ltd. (b)	44,109	$382,338
Credit Corp. Group Ltd. (b)	24,659	212,208
Cromwell Property Group REIT (b)	694,062	160,027
Data#3 Ltd.	64,066	289,440
De Grey Mining Ltd. (a)	1,000,148	1,327,506
Deep Yellow Ltd. (a) (b)	489,313	323,210
Deterra Royalties Ltd. (b)	266,797	598,516
Dexus Industria REIT	130,673	210,087
Dicker Data Ltd.	32,502	169,320
DroneShield Ltd. (a)	419,965	236,840
Eagers Automotive Ltd. (b)	50,614	472,786
Elders Ltd.	173,292	724,592
Electro Optic Systems Holdings Ltd. (a) (b)	42,478	34,676
Emerald Resources NL (a)	145,115	334,585
EML Payments Ltd. (a) (b)	210,903	126,824
ESG Minerals (a) (c)	29,803	—
EVT Ltd. (b)	30,250	250,897
Firefinch Ltd. (a) (b) (c)	440,867	16,484
FleetPartners Group Ltd. (a) (b)	137,200	229,130
G8 Education Ltd.	311,641	251,488
Genesis Minerals Ltd. (a) (b)	616,895	1,426,191
Gold Road Resources Ltd.	446,232	803,621
GrainCorp Ltd. Class A	98,271	417,028
GWA Group Ltd. (b)	129,856	188,543
Hansen Technologies Ltd.	91,306	284,487
Healius Ltd. (a) (b)	406,296	353,191
Helia Group Ltd.	83,218	206,911
HMC Capital Ltd. REIT	173,552	673,768
HomeCo Daily Needs REIT	913,731	671,882
Iluka Resources Ltd.	79,443	192,079
Imdex Ltd.	340,230	627,562
Imugene Ltd. (a) (b)	1,952,593	38,936
Infomedia Ltd.	198,342	163,766
Ingenia Communities Group REIT	262,550	886,756
Inghams Group Ltd. (b)	226,644	442,060
Insignia Financial Ltd. (a)	497,991	1,303,357
Integral Diagnostics Ltd.	60,820	86,791
ioneer Ltd. (a) (b)	868,078	78,437
IperionX Ltd. (a) (b)	85,561	158,886
IPH Ltd.	104,307	295,095
IREN Ltd. (a) (b)	72,245	439,972
IRESS Ltd.	157,572	795,347
Johns Lyng Group Ltd. (b)	78,835	105,130
Judo Capital Holdings Ltd. (a)	462,013	526,863
Jumbo Interactive Ltd. (b)	28,295	185,665
Kelsian Group Ltd. (b)	151,484	252,985
Kogan.com Ltd.	60,841	176,296
Leo Lithium Ltd. (b) (c)	339,610	43,754
Lifestyle Communities Ltd. (b)	48,549	235,371
Liontown Resources Ltd. (a) (b)	706,336	275,096
MA Financial Group Ltd. (b)	30,788	131,805

See accompanying notes to financial statements.
161

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Macquarie Technology Group Ltd. (a)	2,661	$104,235
Magellan Financial Group Ltd. (b)	60,797	290,204
Mayne Pharma Group Ltd. (a) (b)	44,062	198,516
McMillan Shakespeare Ltd.	39,241	358,237
Megaport Ltd. (a) (b)	62,414	374,542
Mesoblast Ltd. (a) (b)	408,866	499,378
Monadelphous Group Ltd.	44,050	420,805
Monash IVF Group Ltd.	300,153	212,291
Mount Gibson Iron Ltd. (a) (b)	321,600	66,134
Myer Holdings Ltd.	411,975	166,869
Nanosonics Ltd. (a) (b)	136,602	387,312
Neuren Pharmaceuticals Ltd. (a)	66,967	497,845
Nick Scali Ltd. (b)	39,274	386,927
Nine Entertainment Co. Holdings Ltd.	212,982	199,743
Novonix Ltd. (a) (b)	117,295	32,892
NRW Holdings Ltd.	185,383	317,684
Nufarm Ltd.	157,932	388,741
Nuix Ltd. (a)	134,843	257,964
OceanaGold Corp.	303,259	1,011,390
OFX Group Ltd. (a) (b)	212,652	149,078
Omni Bridgeway Ltd. (a) (b)	111,948	99,060
oOh!media Ltd. (b)	271,918	251,627
Ora Banda Mining Ltd. (a)	349,448	237,357
Paladin Energy Ltd. (a) (b) (e)	111,030	353,552
Paladin Energy Ltd. (a) (e)	45,590	146,661
Pantoro Ltd. (a)	783,632	83,014
Peninsula Energy Ltd. (a)	41,224	18,367
Perenti Ltd.	411,468	342,302
Perpetual Ltd. (b)	43,915	529,799
PEXA Group Ltd. (a)	85,580	595,154
Platinum Asset Management Ltd. (b)	177,753	61,476
PointsBet Holdings Ltd. (b)	81,081	53,810
PolyNovo Ltd. (a)	331,076	236,225
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
PWR Holdings Ltd. (b)	23,261	99,001
Ramelius Resources Ltd. (b)	565,084	834,553
Region RE Ltd. REIT	121,439	156,647
Regis Healthcare Ltd.	47,066	198,265
Regis Resources Ltd. (a)	381,266	931,337
Renascor Resources Ltd. (a) (b)	1,499,032	42,970
Resolute Mining Ltd. (a)	861,182	249,540
RPMGlobal Holdings Ltd. (a) (b)	133,694	237,438
Rural Funds Trust REIT (b)	287,027	311,218
Sayona Mining Ltd. (a) (b)	6,871,066	77,071
Select Harvests Ltd. (a) (b)	45,430	140,699
Service Stream Ltd.	204,212	222,059
Silex Systems Ltd. (a) (b)	60,969	137,154
Silver Mines Ltd. (a)	871,035	56,992
SiteMinder Ltd. (a) (b)	81,901	223,030
SmartGroup Corp. Ltd.	92,369	423,640
SolGold PLC (a) (b)	640,139	54,368
Security Description	Shares	Value
Solvar Ltd. (b)	91,872	$82,440
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
Spartan Resources Ltd. (a)	364,940	430,946
St Barbara Ltd. (a) (b)	333,704	51,987
Stanmore Resources Ltd.	94,612	124,990
Strike Energy Ltd. (a) (b)	1,620,720	181,791
Superloop Ltd. (a)	213,939	281,297
Syrah Resources Ltd. (a) (b)	272,378	40,736
Tabcorp Holdings Ltd.	972,754	357,641
Talga Group Ltd. (a) (b)	158,546	44,953
Temple & Webster Group Ltd. (a) (b)	31,089	320,431
Tuas Ltd. (a)	51,537	176,955
Tyro Payments Ltd. (a) (b)	168,850	80,492
Vault Minerals Ltd. (a)	2,651,126	735,162
Vulcan Energy Resources Ltd. (a) (b)	58,982	186,714
WA1 Resources Ltd. (a)	14,723	119,637
Waypoint REIT Ltd.	402,178	593,963
Weebit Nano Ltd. (a)	80,555	96,129
West African Resources Ltd. (a)	499,081	721,525
Westgold Resources Ltd. (b) (e)	189,004	339,200
Westgold Resources Ltd. (e)	272,837	494,775
Zip Co. Ltd. (a)	435,642	437,067
		50,240,776
AUSTRIA — 0.4%
ams-OSRAM AG (a)	53,545	466,125
AT&S Austria Technologie & Systemtechnik AG (a)	11,715	163,750
DO & Co. AG (a)	3,507	617,487
Kontron AG	30,011	717,732
Lenzing AG (a)	2,051	59,929
Palfinger AG	5,060	153,316
Porr AG	7,544	213,912
Schoeller-Bleckmann Oilfield Equipment AG	4,688	179,518
		2,571,769
BELGIUM — 0.6%
AGFA-Gevaert NV (a) (b)	87,295	86,941
Care Property Invest NV REIT (b)	8,972	116,880
Fagron	22,161	453,392
Galapagos NV (a) (b)	11,337	284,847
Gimv NV	2,751	117,082
Kinepolis Group NV (b)	8,327	290,533
Materialise NV ADR (a)	17,547	86,331
Montea NV REIT	9,002	641,782
Ontex Group NV (a) (b)	38,014	348,623
Recticel SA (b)	28,380	310,853
Retail Estates NV REIT	6,355	413,940
X-Fab Silicon Foundries SE (a) (b) (d)	42,661	172,072
Xior Student Housing NV REIT	19,803	588,258
		3,911,534

See accompanying notes to financial statements.
162

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BERMUDA — 0.0% (f)
Conduit Holdings Ltd.	48,897	$210,169
BOSNIA AND HERZEGOVINA — 0.1%
Adriatic Metals PLC CDI (a)	122,666	316,459
BRAZIL — 0.2%
ERO Copper Corp. (a) (b)	47,098	570,379
Karoon Energy Ltd. (b)	530,656	520,818
		1,091,197
CANADA — 7.9%
AbCellera Biologics, Inc. (a) (b)	136,483	304,357
ADENTRA, Inc. (b)	8,781	168,329
Advantage Energy Ltd. (a)	137,185	1,033,236
Aecon Group, Inc.	27,344	321,839
Ag Growth International, Inc. (b)	9,656	234,347
Alaris Equity Partners Income	22,147	296,063
Allied Gold Corp. (a)	22,040	75,036
Allied Properties Real Estate Investment Trust	30,089	342,650
Altius Minerals Corp. (b)	35,179	605,199
Altus Group Ltd. (b)	22,025	787,345
Andlauer Healthcare Group, Inc. (b)	5,388	146,001
Artis Real Estate Investment Trust	115,495	619,504
Atrium Mortgage Investment Corp. (b)	33,571	247,249
Aurinia Pharmaceuticals, Inc. (a)	118,879	955,787
Aurora Cannabis, Inc. (a) (b)	43,535	190,565
AutoCanada, Inc. (a) (b)	16,279	184,478
Aya Gold & Silver, Inc. (a)	57,494	444,213
Badger Infrastructure Solutions Ltd. (b)	14,560	393,123
Birchcliff Energy Ltd.	148,009	686,955
Bird Construction, Inc. (b)	8,595	130,007
Bitfarms Ltd. (a) (b)	134,825	105,855
BlackBerry Ltd. (a) (b)	212,759	801,219
Calian Group Ltd. (b)	3,940	120,506
Calibre Mining Corp. (a)	380,408	845,792
Canaccord Genuity Group, Inc.	53,276	311,309
Canada Goose Holdings, Inc. (a) (b)	13,561	107,508
Canadian Solar, Inc. (a) (b)	35,339	305,682
Canfor Corp. (a) (b)	12,033	126,245
Canopy Growth Corp. (a) (b)	30,961	28,611
Cardinal Energy Ltd. (b)	99,529	447,422
Cargojet, Inc. (b)	6,819	391,539
Cascades, Inc. (b)	24,561	165,532
Centerra Gold, Inc.	103,103	654,042
CES Energy Solutions Corp. (b)	31,044	159,615
Chemtrade Logistics Income Fund	19,102	129,271
CI Financial Corp.	14,616	316,540
Cineplex, Inc. (a) (b)	43,700	300,290
Cogeco, Inc. (b)	6,621	292,028
Security Description	Shares	Value
Colossus Minerals, Inc. (a) (b) (c)	390	$—
Converge Technology Solutions Corp. (b)	76,275	289,360
Crombie Real Estate Investment Trust	12,324	122,020
Cronos Group, Inc. (a) (b)	85,140	153,214
Denison Mines Corp. (a) (b)	401,350	524,258
dentalcorp Holdings Ltd. (a)	44,859	258,074
Discovery Silver Corp. (a) (b)	55,932	82,387
Diversified Royalty Corp. (b)	59,909	117,383
Docebo, Inc. (a) (b)	3,247	93,377
Doman Building Materials Group Ltd. (b)	55,981	266,048
Dream Office Real Estate Investment Trust	17,445	215,631
DREAM Unlimited Corp. Class A	21,203	290,662
Dundee Precious Metals, Inc. (b)	92,540	1,226,794
Dye & Durham Ltd. (b)	20,978	157,854
Encore Energy Corp. (a)	56,737	77,730
Endeavour Silver Corp. (a) (b)	120,302	513,222
Enghouse Systems Ltd. (b)	11,898	212,209
Exchange Income Corp. (b)	20,285	700,761
Extendicare, Inc. (b)	44,158	395,788
Fiera Capital Corp. (b)	54,708	233,010
First Majestic Silver Corp. (b)	129,603	866,271
Foran Mining Corp. (a)	27,524	69,611
Fortuna Mining Corp. (a)	134,066	815,062
Freehold Royalties Ltd. (b)	22,540	199,520
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	106,500	54,018
GoGold Resources, Inc. (a)	175,517	212,194
Gold Royalty Corp. (a) (b)	44,106	63,513
H&R Real Estate Investment Trust	24,166	168,746
Hammond Power Solutions, Inc.	3,056	161,585
Headwater Exploration, Inc. (b)	136,399	611,272
Hive Digital Technologies Ltd. (a) (b)	47,951	69,529
i-80 Gold Corp. (a) (b)	30,293	17,891
Innergex Renewable Energy, Inc. (b)	50,345	473,280
Interfor Corp. (a) (b)	25,898	269,012
International Petroleum Corp. (a) (b)	32,712	484,243
InterRent Real Estate Investment Trust	76,109	596,498
Jamieson Wellness, Inc. (b) (d)	24,852	527,344
K92 Mining, Inc. (a)	99,135	854,796
Kelt Exploration Ltd. (a) (b)	30,946	146,210
Killam Apartment Real Estate Investment Trust	64,374	783,178
Knight Therapeutics, Inc. (a) (b)	68,797	293,974
Labrador Iron Ore Royalty Corp. (b)	36,005	735,985

See accompanying notes to financial statements.
163

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Laurentian Bank of Canada (b)	35,189	$666,739
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp. (a)	47,695	721,971
Major Drilling Group International, Inc. (a)	31,098	173,289
Martinrea International, Inc. (b)	65,629	320,108
Mattr Corp. (a) (b)	40,845	290,605
Milestone Pharmaceuticals, Inc. (a) (b)	18,537	14,831
Minto Apartment Real Estate Investment Trust (d)	18,221	171,291
Morguard North American Residential Real Estate Investment Trust	19,537	235,652
MTY Food Group, Inc.	9,348	266,817
Mullen Group Ltd. (b)	56,663	492,123
NFI Group, Inc. (a) (b)	32,598	267,941
NGEx Minerals Ltd. (a)	8,228	74,605
North American Construction Group Ltd. (b)	17,777	280,257
North West Co., Inc.	25,920	915,597
NorthWest Healthcare Properties Real Estate Investment Trust	41,455	144,016
Novagold Resources, Inc. (a)	55,876	163,158
NuVista Energy Ltd. (a) (b)	89,927	849,753
Orla Mining Ltd. (a)	92,446	863,263
Parex Resources, Inc. (b)	46,500	433,580
Pason Systems, Inc. (b)	14,998	137,032
Polaris Renewable Energy, Inc. (b)	26,521	215,595
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	11,828	549,795
Primaris Real Estate Investment Trust	12,224	126,465
Propel Holdings, Inc. (b)	6,876	110,933
Real Brokerage, Inc. (a)	41,740	169,464
Repare Therapeutics, Inc. (a) (b)	19,401	19,127
Richelieu Hardware Ltd. (b)	16,650	388,587
Rogers Sugar, Inc. (b)	60,183	224,549
Russel Metals, Inc. (b)	30,553	834,489
Sandstorm Gold Ltd. (b)	123,118	927,288
Savaria Corp. (b)	22,370	249,307
Seabridge Gold, Inc. (a) (b)	22,323	259,795
Sienna Senior Living, Inc. (b)	36,087	416,220
Skeena Resources Ltd. (a)	35,537	358,271
Slate Grocery REIT Class U,	10,407	102,244
SNDL, Inc. (a) (b)	127,952	180,412
Solaris Resources, Inc. (a) (b)	49,994	168,123
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc.	12,184	545,772
SSR Mining, Inc. (a)	55,955	560,619
Superior Plus Corp. (b)	94,502	422,198
Surge Energy, Inc. (b)	31,519	134,464
Tamarack Valley Energy Ltd. (b)	236,918	719,355
Security Description	Shares	Value
Taseko Mines Ltd. (a) (b)	90,960	$203,503
TELUS Corp.	3	43
TerraVest Industries, Inc. (b)	3,574	352,992
Tilray Brands, Inc. (a) (b)	316,711	206,850
Timbercreek Financial Corp. (b)	24,343	110,785
TMC the metals Co., Inc. (a)	52,504	90,307
Torex Gold Resources, Inc. (a)	35,903	994,083
Transcontinental, Inc. Class A (b)	32,297	418,733
Trican Well Service Ltd. (b)	40,976	132,672
Trisura Group Ltd. (a)	28,195	654,896
Twin Butte Energy Ltd. (a) (c)	83,708	—
Vermilion Energy, Inc. (b)	35,819	289,937
Victoria Gold Corp./Vancouver (a) (b)	32,312	10,776
Wajax Corp.	11,241	137,540
Well Health Technologies Corp. (a) (b)	131,005	376,836
Wesdome Gold Mines Ltd. (a)	83,569	995,222
Westshore Terminals Investment Corp. (b)	27,647	473,702
		48,793,380
CHINA — 0.5%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	275,000	301,499
BOE Varitronix Ltd.	140,000	102,027
China Tobacco International HK Co. Ltd. (b)	158,000	472,154
Inspur Digital Enterprise Technology Ltd.	298,000	242,068
Nexteer Automotive Group Ltd.	326,000	209,923
Sasseur Real Estate Investment Trust	286,300	143,778
Silvercorp Metals, Inc. (b)	95,556	368,481
Theme International Holdings Ltd. (b)	1,800,000	89,071
Towngas Smart Energy Co. Ltd. (b)	823,888	373,806
VSTECS Holdings Ltd. (b)	492,000	421,156
Youzan Technology Ltd. (a) (b)	6,500,000	83,544
		2,807,507
COLOMBIA — 0.1%
Aris Mining Corp. (a) (b)	75,557	349,108
Gran Tierra Energy, Inc. (a)	16,395	80,081
		429,189
DENMARK — 0.8%
Amagerbanken AS (a) (c)	308,573	—
Better Collective AS (a) (b)	19,544	216,354
cBrain AS	8,033	183,533
Cementir Holding NV	32,992	473,985
Chemometec AS	9,292	665,415
D/S Norden AS	15,302	385,059
Dfds AS (a)	21,587	281,765
Gubra AS (a)	2,255	135,169

See accompanying notes to financial statements.
164

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
H&H International AS Class B (a)	28,384	$418,361
Matas AS	25,443	486,263
NTG Nordic Transport Group AS (a)	6,981	265,324
Per Aarsleff Holding AS	11,119	785,624
Scandinavian Tobacco Group AS (d)	28,697	417,988
		4,714,840
FINLAND — 0.6%
Aktia Bank OYJ	22,859	273,097
Citycon OYJ (b)	91,641	324,689
Finnair OYJ (b)	24,439	85,889
Harvia OYJ (b)	5,789	273,268
Kalmar OYJ Class B	10,334	339,405
Kamux Corp. (b)	13,766	36,060
Marimekko OYJ (b)	14,500	200,172
Nokian Renkaat OYJ (b)	67,193	469,169
Outokumpu OYJ (b)	217,999	817,125
Revenio Group OYJ	13,544	371,608
Tokmanni Group Corp. (b)	21,081	288,518
YIT OYJ (a) (b)	68,597	164,054
		3,643,054
FRANCE — 1.0%
Aubay	5,149	266,974
Beneteau SACA (b)	26,881	232,876
Bonduelle SCA	12,556	104,706
Carbios SACA (a)	6,374	39,246
Cie des Alpes	5,478	87,103
Clariane SE (a) (b)	185,379	857,456
Derichebourg SA (b)	28,739	167,637
Elior Group SA (a) (b) (d)	59,292	162,040
Emeis SA (a) (b)	47,593	563,968
Etablissements Maurel et Prom SA	41,008	214,840
Euroapi SA (a) (b)	37,916	112,468
Exosens SAS (a)	5,951	217,468
Fnac Darty SA	11,776	354,264
GL Events SACA	8,571	192,112
ICADE REIT	11,361	257,715
Kaufman & Broad SA (b)	8,860	307,694
Manitou BF SA (b)	5,785	111,856
Medincell SA (a) (b)	7,909	123,024
Mercialys SA REIT	40,468	507,077
Mersen SA	8,570	169,779
Nanobiotix SA (a)	13,051	46,522
Nexity SA (a) (b)	23,006	243,541
Quadient SA	17,652	297,456
SMCP SA (a) (b) (d)	27,271	90,584
Solutions 30 SE (a) (b)	71,567	118,047
Valneva SE (a) (b)	64,841	216,287
Viridien (a)	1,137	85,912
		6,148,652
Security Description	Shares	Value
GERMANY — 2.4%
2G Energy AG	5,320	$139,357
About You Holding SE (a) (b)	18,887	136,896
Amadeus Fire AG	3,058	252,038
ATAI Life Sciences NV (a) (b)	41,294	56,160
Aumann AG (d)	327	4,210
Borussia Dortmund GmbH & Co. KGaA	45,946	150,382
BRANICKS Group AG (a) (b)	43,134	90,018
CANCOM SE	15,484	375,328
Ceconomy AG (a)	101,244	362,650
Cewe Stiftung & Co. KGaA	3,070	341,570
Deutsche Beteiligungs AG (a)	7,604	193,847
Deutsche Pfandbriefbank AG (a) (d)	49,141	285,316
Deutz AG	59,291	431,671
Draegerwerk AG & Co. KGaA Preference Shares	4,783	328,079
Duerr AG	6,460	161,473
Eckert & Ziegler SE	7,836	470,200
Elmos Semiconductor SE	7,797	490,179
ElringKlinger AG	12,825	65,043
Evotec SE (a) (b)	58,833	385,122
flatexDEGIRO AG	27,012	618,290
GFT Technologies SE	11,442	276,856
Grenke AG	13,044	191,344
Hamborner REIT AG	47,504	307,370
Heidelberger Druckmaschinen AG (a)	71,982	86,153
HelloFresh SE (a)	65,490	549,951
Hornbach Holding AG & Co. KGaA	6,057	584,924
Hypoport SE (a)	1,718	291,173
Immatics NV (a)	19,964	90,038
Indus Holding AG	20,352	535,316
Jenoptik AG	22,756	469,252
Jumia Technologies AG ADR (a)	51,284	110,261
Kloeckner & Co. SE	52,110	414,852
LPKF Laser & Electronics SE (a)	8,139	70,510
Medios AG (a)	6,284	81,456
Montana Aerospace AG (a) (d)	9,670	186,022
Mutares SE & Co. KGaA	3,625	122,954
Nagarro SE (a)	5,292	421,014
Norma Group SE	16,000	219,842
Northern Data AG (a)	9,671	249,674
Patrizia SE	24,514	197,276
Pfeiffer Vacuum Technology AG	3,480	584,164
ProSiebenSat.1 Media SE	61,928	387,655
PVA TePla AG (a) (b)	7,805	106,146
SAF-Holland SE	31,309	550,590
Salzgitter AG	11,371	288,404
Secunet Security Networks AG	601	111,922
SFC Energy AG (a)	6,250	143,127
SGL Carbon SE (a)	14,698	53,425
Sirius Real Estate Ltd. REIT (b)	688,349	750,771
SMA Solar Technology AG	8,292	134,714

See accompanying notes to financial statements.
165

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Stabilus SE	11,635	$303,520
STRATEC SE	1,858	48,871
SUSS MicroTec SE	10,209	376,598
Takkt AG	15,883	140,000
Verbio SE	6,622	62,625
Vossloh AG	4,016	283,711
		15,120,310
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	960,359	198,085
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
GUERNSEY — 0.0% (f)
Super Group SGHC Ltd.	20,572	132,484
HONG KONG — 1.1%
Bright Smart Securities & Commodities Group Ltd.	646,000	229,163
Cafe de Coral Holdings Ltd.	177,191	167,163
Canvest Environmental Protection Group Co. Ltd. (b)	613,000	373,459
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	61,617
C-Mer Medical Holdings Ltd. (a) (b)	314,000	63,363
Dah Sing Financial Holdings Ltd.	38,800	144,871
Envision Greenwise Holdings Ltd. (a) (b)	218,000	216,310
Gold Financial Holdings Ltd. (a) (c)	1,158,000	—
Hang Lung Group Ltd.	125,000	183,798
Hao Tian International Construction Investment Group Ltd. (a)	960,000	106,114
HKBN Ltd.	639,000	425,436
Hong Kong Technology Venture Co. Ltd. (a)	162,052	30,410
Hutchison Port Holdings Trust Stapled Security	2,038,500	342,468
Hutchison Telecommunications Hong Kong Holdings Ltd. (b)	634,000	78,228
Hysan Development Co. Ltd.	158,000	255,877
Johnson Electric Holdings Ltd.	63,500	127,811
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd. (b)	136,000	267,445
Melco International Development Ltd. (a) (b)	702,000	343,768
Modern Dental Group Ltd.	171,000	83,519
Pacific Basin Shipping Ltd. (b)	2,787,000	619,707
Pacific Textiles Holdings Ltd.	861,000	167,103
PAX Global Technology Ltd.	389,000	241,991
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Security Description	Shares	Value
Perfect Medical Health Management Ltd.	424,000	$123,707
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	193,036	202,688
Realord Group Holdings Ltd. (a) (b)	432,000	395,337
Sa Sa International Holdings Ltd. (b)	633,248	50,463
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Stella International Holdings Ltd.	70,000	155,829
Sunlight Real Estate Investment Trust	490,000	120,291
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Truly International Holdings Ltd.	774,000	110,425
Value Partners Group Ltd. (a) (b)	390,000	77,696
Vitasoy International Holdings Ltd.	530,000	683,933
Viva Goods Co. Ltd.	1,144,000	67,637
VTech Holdings Ltd.	21,500	157,790
Yuexiu Real Estate Investment Trust (b)	1,420,000	151,485
		6,826,902
INDONESIA — 0.0% (f)
First Resources Ltd.	204,400	266,126
IRAQ — 0.1%
Genel Energy PLC (a)	106,002	87,019
Gulf Keystone Petroleum Ltd.	155,151	388,306
		475,325
IRELAND — 0.6%
Amarin Corp. PLC ADR (a)	129,845	58,184
C&C Group PLC	164,038	273,558
Cairn Homes PLC	220,088	454,082
COSMO Pharmaceuticals NV	4,497	283,111
Dalata Hotel Group PLC	130,016	728,901
GH Research PLC (a) (b)	9,168	101,123
Glenveagh Properties PLC (a) (d)	220,250	358,299
Greencore Group PLC	352,174	769,130
Irish Residential Properties REIT PLC (b)	396,069	402,592
Origin Enterprises PLC (b)	57,476	194,017
Uniphar PLC (b)	93,322	273,690
		3,896,687
ISRAEL — 3.7%
Airport City Ltd. (a)	10,551	148,231
Alony Hetz Properties & Investments Ltd.	39,700	308,912
Ashdod Refinery Ltd. (a)	5,395	77,184
Ashtrom Group Ltd. (a)	11,518	156,996

See accompanying notes to financial statements.
166

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
AudioCodes Ltd. (b)	14,982	$141,130
Azorim-Investment Development & Construction Co. Ltd.	51,772	220,593
Blue Square Real Estate Ltd.	2,143	169,913
Cellcom Israel Ltd. (a)	33,770	204,417
Ceragon Networks Ltd. (a) (b)	45,117	106,025
Clal Insurance Enterprises Holdings Ltd.	35,728	871,786
Cognyte Software Ltd. (a)	24,733	192,917
Compugen Ltd. (a) (b)	51,852	75,704
Danel Adir Yeoshua Ltd.	2,468	247,863
Delek Automotive Systems Ltd. (a)	12,904	86,318
Delta Galil Ltd.	5,396	255,544
El Al Israel Airlines (a)	271,015	818,073
Elco Ltd.	6,714	248,964
Electra Consumer Products 1970 Ltd.	9,540	249,753
Electra Ltd.	432	200,621
Electreon Wireless Ltd. (a)	2,076	44,829
Energix-Renewable Energies Ltd.	84,917	230,808
Enlight Renewable Energy Ltd. (a)	35,680	568,762
FIBI Holdings Ltd.	6,543	342,691
Formula Systems 1985 Ltd.	5,494	474,227
Fox Wizel Ltd.	4,526	367,234
G City Ltd.	92,842	283,736
Gilat Satellite Networks Ltd. (a)	19,570	124,270
Harel Insurance Investments & Financial Services Ltd.	21,447	340,038
Hilan Ltd.	7,354	448,705
IDI Insurance Co. Ltd.	6,635	277,367
Innoviz Technologies Ltd. (a) (b)	59,847	39,014
Inrom Construction Industries Ltd.	71,130	290,860
Isracard Ltd.	84,017	372,187
Israel Canada TR Ltd.	90,652	281,421
Israel Corp. Ltd.	358	95,298
Israel Discount Bank Ltd. Class A	1	7
Isras Investment Co. Ltd.	1,193	251,919
Ituran Location & Control Ltd.	13,229	478,361
Kornit Digital Ltd. (a)	17,506	334,014
Magic Software Enterprises Ltd.	11,626	151,022
Matrix IT Ltd.	29,969	694,595
Mega Or Holdings Ltd. REIT	11,560	333,126
Menora Mivtachim Holdings Ltd.	12,633	630,472
Migdal Insurance & Financial Holdings Ltd.	353,492	638,229
Mivne Real Estate KD Ltd.	135,506	360,712
Nano Dimension Ltd. ADR (a) (b)	109,078	173,434
Nano-X Imaging Ltd. (a) (b)	41,649	208,037
Next Vision Stabilized Systems Ltd.	13,178	299,771
Nexxen International Ltd. (a)	14,506	121,125
Security Description	Shares	Value
Oil Refineries Ltd.	1,952,796	$462,662
One Software Technologies Ltd.	21,177	389,851
OPC Energy Ltd. (a)	37,369	324,865
Oramed Pharmaceuticals, Inc. (a) (b)	12,040	25,766
Partner Communications Co. Ltd.	74,834	508,003
Paz Retail & Energy Ltd.	5,395	712,781
Perion Network Ltd. (a) (b)	22,852	186,015
Priortech Ltd. (a)	3,672	143,256
Radware Ltd. (a)	24,496	529,604
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,708	622,910
Reit 1 Ltd.	160,707	768,834
Sapiens International Corp. NV	23,637	641,829
Sella Capital Real Estate Ltd. REIT	163,824	367,037
Shufersal Ltd.	124,807	1,175,753
SimilarWeb Ltd. (a)	18,818	155,625
Strauss Group Ltd.	29,207	611,263
Summit Real Estate Holdings Ltd. REIT	11,463	164,981
Taboola.com Ltd. (a)	63,297	186,726
Tel Aviv Stock Exchange Ltd.	45,131	528,453
		22,543,429
ITALY — 1.6%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Anima Holding SpA (d)	141,726	1,069,351
Ariston Holding NV (b)	32,267	143,253
Arnoldo Mondadori Editore SpA (b)	141,960	326,625
Ascopiave SpA (b)	36,824	121,719
Avio SpA	6,751	125,722
Banca IFIS SpA (b)	13,557	314,266
BFF Bank SpA (d)	82,348	677,372
Biesse SpA	11,385	79,876
d'Amico International Shipping SA	20,917	75,805
Datalogic SpA	5,376	26,016
doValue SpA (a) (b) (d)	41,485	76,001
El.En. SpA (b)	37,325	369,721
Esprinet SpA (a) (b)	26,098	138,700
Ferretti SpA (b)	66,671	179,685
Fila SpA (b)	10,460	127,000
Fincantieri SpA (a) (b)	55,112	611,691
GVS SpA (a) (b) (d)	24,389	113,811
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	37,600	114,130
Italmobiliare SpA (b)	2,183	55,415
Juventus Football Club SpA (a) (b)	101,222	318,289
MARR SpA (b)	29,720	311,726
Moltiply Group SpA	7,209	311,876

See accompanying notes to financial statements.
167

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
OVS SpA (d)	237,913	$813,642
Piaggio & C SpA (b)	131,594	271,360
RAI Way SpA (d)	73,764	462,940
Safilo Group SpA (a) (b)	61,298	53,170
Salvatore Ferragamo SpA (b)	24,151	161,745
Sanlorenzo SpA (b)	3,811	118,559
Sesa SpA (b)	1,429	104,965
Spaxs SpA (a) (b)	16,039	60,292
Stoneweg European Real Estate Investment Trust	123,000	199,297
Tamburi Investment Partners SpA (b)	63,231	502,021
Technogym SpA (b) (d)	38,084	489,958
Technoprobe SpA (a) (b)	33,187	206,488
Tinexta SpA (b)	8,509	82,861
Wizz Air Holdings PLC (a) (b) (d)	31,559	603,690
Zignago Vetro SpA (b)	17,966	169,034
		9,988,072
JAPAN — 39.6%
Access Co. Ltd. (a)	14,100	75,054
Activia Properties, Inc. REIT	138	313,762
Adastria Co. Ltd. (b)	9,400	179,024
Advanced Media, Inc. (a)	14,500	84,359
Aeon Delight Co. Ltd. (b)	13,800	497,405
Aeon Fantasy Co. Ltd.	7,900	136,087
AEON REIT Investment Corp.	239	197,861
Ai Holdings Corp.	20,500	284,456
Aica Kogyo Co. Ltd.	7,900	174,176
Aichi Financial Group, Inc. (b)	15,048	287,395
Aichi Steel Corp.	3,200	150,007
Aida Engineering Ltd.	28,700	171,770
Aiful Corp.	119,876	277,365
Ain Holdings, Inc.	6,400	215,659
Airtrip Corp.	9,800	63,961
Aisan Industry Co. Ltd. (b)	29,000	406,473
Akatsuki, Inc.	2,300	47,910
Akebono Brake Industry Co. Ltd. (a)	69,000	49,371
Akita Bank Ltd.	1,800	30,887
Alconix Corp. (b)	13,800	142,762
Altech Corp.	14,780	254,603
Amiyaki Tei Co. Ltd. (b)	5,100	52,453
Amuse, Inc. (b)	9,300	100,749
Amvis Holdings, Inc. (b)	31,100	95,667
Anest Iwata Corp.	23,900	182,518
AnGes, Inc. (a) (b)	69,200	31,004
Anicom Holdings, Inc.	46,600	165,783
Anycolor, Inc.	21,400	462,231
Appier Group, Inc.	27,900	250,566
Arata Corp.	11,400	238,993
ARCLANDS Corp.	26,648	294,921
Arcs Co. Ltd. (b)	25,100	488,102
ARE Holdings, Inc.	45,757	606,156
Arealink Co. Ltd.	8,200	107,257
Argo Graphics, Inc.	13,800	478,949
Security Description	Shares	Value
Ariake Japan Co. Ltd. (b)	4,200	$173,572
Arisawa Manufacturing Co. Ltd. (b)	13,800	127,720
Artience Co. Ltd.	20,700	427,040
As One Corp.	8,800	136,378
Asahi Yukizai Corp. (b)	9,900	239,986
Asanuma Corp.	66,900	312,266
ASKA Pharmaceutical Holdings Co. Ltd.	9,900	152,532
ASKUL Corp.	24,700	251,724
Atom Corp. (a) (b)	14,300	60,245
Atrae, Inc.	20,500	92,260
Autobacs Seven Co. Ltd.	24,600	248,237
Avex, Inc.	18,300	156,885
Awa Bank Ltd.	31,065	594,128
Axial Retailing, Inc.	38,400	247,800
AZ-COM MARUWA Holdings, Inc. (b)	17,800	146,766
Bando Chemical Industries Ltd. (b)	32,700	360,369
Bank of Iwate Ltd.	8,000	168,784
Bank of Nagoya Ltd. (b)	3,160	166,305
Bank of Saga Ltd.	9,900	152,797
Bank of the Ryukyus Ltd.	47,920	368,196
BASE, Inc. (a) (b)	29,500	86,405
Belc Co. Ltd.	6,300	286,900
Bell System24 Holdings, Inc.	15,300	128,813
Belluna Co. Ltd. (b)	25,200	159,417
BML, Inc.	14,600	294,851
BrainPad, Inc. (b)	16,200	111,041
Broadleaf Co. Ltd.	53,800	246,802
BRONCO BILLY Co. Ltd.	8,200	208,098
Bunka Shutter Co. Ltd.	40,800	512,387
Bushiroad, Inc. (b)	25,400	96,647
C Uyemura & Co. Ltd.	2,000	134,145
Can Do Co. Ltd. (b)	22,900	526,023
Casio Computer Co. Ltd. (b)	32,300	263,839
Cawachi Ltd.	4,600	86,531
Central Glass Co. Ltd. (b)	21,469	465,875
Central Security Patrols Co. Ltd.	6,500	122,054
Change Holdings, Inc. (b)	18,700	156,563
Chiba Kogyo Bank Ltd. (b)	49,200	425,738
Chiyoda Co. Ltd.	19,200	139,564
Chiyoda Corp. (a) (b)	100,700	226,935
Chiyoda Integre Co. Ltd.	5,600	109,012
Chofu Seisakusho Co. Ltd.	13,800	169,893
Chubu Shiryo Co. Ltd. (b)	9,900	89,109
Chudenko Corp.	9,400	207,122
Chugoku Marine Paints Ltd.	32,300	456,183
Citizen Watch Co. Ltd. (b)	132,700	791,550
CKD Corp.	41,059	554,629
CMK Corp.	38,000	102,661
COLOPL, Inc.	32,700	105,837
Colowide Co. Ltd. (b)	110,300	1,266,082
Comforia Residential REIT, Inc.	106	187,205

See accompanying notes to financial statements.
168

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Computer Engineering & Consulting Ltd.	9,800	$152,171
Comture Corp.	13,800	152,082
Cosel Co. Ltd.	21,900	154,504
Cover Corp. (a)	16,400	262,878
CRE Logistics REIT, Inc.	375	364,618
Create Restaurants Holdings, Inc.	42,300	369,142
CTS Co. Ltd.	32,700	168,814
Cuorips, Inc. (a)	2,400	133,369
Curves Holdings Co. Ltd.	23,000	99,358
Cyber Security Cloud, Inc. (b)	2,500	28,838
CYBERDYNE, Inc. (a)	67,100	78,524
Cybozu, Inc.	27,800	519,228
Dai Nippon Toryo Co. Ltd.	9,900	77,127
Dai-Dan Co. Ltd.	10,600	262,980
Daido Metal Co. Ltd.	27,200	89,854
Daido Steel Co. Ltd.	26,000	206,901
Daiei Kankyo Co. Ltd.	8,800	167,597
Daihen Corp. (b)	9,600	406,366
Daiho Corp.	76,500	361,168
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	21,300	98,709
Daiichikosho Co. Ltd.	19,300	222,052
Daiki Aluminium Industry Co. Ltd.	32,700	217,359
Daikokutenbussan Co. Ltd. (b)	3,700	163,796
Daikyonishikawa Corp.	18,500	73,980
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	176,836
Daio Paper Corp. (b)	24,000	132,085
Daiseki Co. Ltd.	26,539	661,966
Daishi Hokuetsu Financial Group, Inc.	56,302	1,187,861
Daito Pharmaceutical Co. Ltd.	9,460	138,225
Daiwa Securities Living Investments Corp. REIT	223	132,273
Daiwabo Holdings Co. Ltd.	50,074	846,677
DCM Holdings Co. Ltd.	68,364	635,912
Demae-Can Co. Ltd. (a)	63,772	96,379
DeNA Co. Ltd. (b)	51,800	1,215,849
Denka Co. Ltd. (b)	23,000	328,758
Denyo Co. Ltd. (b)	9,400	153,377
DIC Corp.	17,500	355,992
Digital Arts, Inc.	8,100	361,830
Digital Garage, Inc. (b)	16,484	508,167
Digital Hearts Holdings Co. Ltd.	6,200	40,631
Dip Corp. (b)	15,500	231,557
DKS Co. Ltd. (b)	8,400	154,586
Doshisha Co. Ltd.	13,800	201,823
Doutor Nichires Holdings Co. Ltd.	44,352	718,636
Dowa Holdings Co. Ltd. (b)	27,700	857,452
DTS Corp.	38,887	1,038,876
Duskin Co. Ltd.	22,000	535,362
DyDo Group Holdings, Inc. (b)	8,200	156,992
Earth Corp. (b)	9,700	336,004
Security Description	Shares	Value
EDION Corp. (b)	67,105	$841,841
eGuarantee, Inc.	24,000	282,145
Ehime Bank Ltd. (b)	20,140	144,511
Eiken Chemical Co. Ltd. (b)	18,500	280,333
Eizo Corp.	20,600	287,083
en Japan, Inc. (b)	17,000	186,779
Enplas Corp. (b)	4,200	121,473
eRex Co. Ltd. (b)	25,800	138,886
ES-Con Japan Ltd. (b)	32,700	222,607
Eslead Corp.	15,800	436,365
ESPEC Corp.	15,600	248,490
Eternal Hospitality Group Co. Ltd. (b)	13,800	245,104
euglena Co. Ltd. (a) (b)	41,100	139,070
Exedy Corp. (b)	16,800	493,192
Ezaki Glico Co. Ltd.	6,600	204,126
FCC Co. Ltd.	31,528	654,637
Feed One Co. Ltd.	9,160	53,475
Ferrotec Holdings Corp. (b)	32,378	578,751
FIDEA Holdings Co. Ltd.	11,310	114,885
Financial Partners Group Co. Ltd. (b)	27,300	419,705
Fixstars Corp. (b)	17,200	186,331
Food & Life Cos. Ltd.	68,500	2,038,876
FP Corp.	9,000	169,781
Freee KK (a)	30,200	713,903
Fronteo, Inc. (a)	18,000	69,573
Frontier Real Estate Investment Corp. REIT	289	152,868
Fudo Tetra Corp.	9,040	134,506
Fuji Co. Ltd.	18,500	268,457
Fuji Corp.	11,300	158,120
Fuji Kyuko Co. Ltd.	11,000	165,213
Fuji Oil Holdings, Inc. (b)	12,000	245,714
Fuji Pharma Co. Ltd.	7,000	62,538
Fuji Seal International, Inc.	10,400	181,795
Fujibo Holdings, Inc.	7,200	237,127
Fujimi, Inc. (b)	26,483	335,066
Fujita Kanko, Inc.	4,399	285,050
Fujitsu General Ltd. (b)	18,300	338,735
Fujiya Co. Ltd.	200	3,200
Fukuda Corp.	4,000	139,093
Fukui Bank Ltd. (b)	12,900	155,104
Fukuoka REIT Corp.	760	753,190
Fukushima Galilei Co. Ltd.	16,200	298,455
Fukuyama Transporting Co. Ltd. (b)	5,600	135,375
FULLCAST Holdings Co. Ltd.	9,800	103,151
Funai Soken Holdings, Inc.	20,700	318,653
Furukawa Co. Ltd.	17,838	249,307
Furukawa Electric Co. Ltd. (b)	52,300	1,724,214
Furuno Electric Co. Ltd.	19,200	328,945
Fuso Chemical Co. Ltd. (b)	13,800	317,454
Futaba Corp.	9,900	35,419
GA Technologies Co. Ltd. (a)	10,800	91,071
Gakken Holdings Co. Ltd.	20,400	134,645

See accompanying notes to financial statements.
169

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GENDA, Inc. (a) (b)	29,600	$261,281
Genki Global Dining Concepts Corp.	3,200	72,542
Genky DrugStores Co. Ltd.	9,800	186,445
Geo Holdings Corp.	19,600	237,758
giftee, Inc. (b)	9,300	91,545
Giken Ltd. (b)	8,900	83,798
Global One Real Estate Investment Corp. REIT	432	329,619
GLOBERIDE, Inc.	11,600	148,937
Glory Ltd. (b)	29,700	521,547
GMO GlobalSign Holdings KK (b)	9,500	141,668
GMO internet group, Inc.	16,300	334,633
GNI Group Ltd. (a) (b)	15,200	212,845
Goldcrest Co. Ltd. (b)	14,500	301,073
GREE Holdings, Inc.	46,000	180,875
GS Yuasa Corp. (b)	31,298	498,646
G-Tekt Corp.	14,800	172,505
GungHo Online Entertainment, Inc.	15,200	296,854
Gunze Ltd.	18,400	324,098
Gurunavi, Inc. (a)	35,600	70,467
H.U. Group Holdings, Inc. (b)	27,797	510,157
H2O Retailing Corp.	61,300	926,838
Hamakyorex Co. Ltd.	28,000	240,979
Hankyu Hanshin REIT, Inc.	515	513,485
Hanwa Co. Ltd. (b)	24,244	792,786
Happinet Corp. (b)	3,700	127,177
Hazama Ando Corp. (b)	88,901	812,082
Heiwa Real Estate Co. Ltd.	20,100	631,737
Heiwa Real Estate REIT, Inc.	550	465,260
Heiwado Co. Ltd.	19,200	326,120
Hennge KK	8,800	84,446
Hibiya Engineering Ltd.	7,500	156,731
Hiday Hidaka Corp.	10,204	188,263
Hino Motors Ltd. (a)	98,900	277,309
Hioki EE Corp. (b)	8,200	386,586
Hirano Tecseed Co. Ltd. (b)	9,800	106,821
Hirata Corp.	20,400	208,447
HIS Co. Ltd. (b)	17,400	166,158
Hochiki Corp.	16,500	277,611
Hogy Medical Co. Ltd. (b)	9,900	317,774
Hokkaido Electric Power Co., Inc. (b)	94,800	482,558
Hokkoku Financial Holdings, Inc. (b)	14,300	561,328
Hokuetsu Corp. (b)	48,300	394,694
Hokuhoku Financial Group, Inc.	66,900	1,148,851
Hokuriku Electric Power Co. (b)	97,000	541,044
H-One Co. Ltd. (b)	20,400	154,426
Hoosiers Holdings Co. Ltd.	39,200	287,565
Hoshino Resorts REIT, Inc.	296	401,225
Hosiden Corp.	23,400	310,925
Hosokawa Micron Corp.	9,600	260,639
House Foods Group, Inc.	7,300	132,951
Hulic Reit, Inc.	226	216,569
Security Description	Shares	Value
Hyakugo Bank Ltd. (b)	108,800	$534,760
Hyakujushi Bank Ltd. (b)	15,700	364,835
Ichibanya Co. Ltd. (b)	27,600	171,093
Ichigo Hotel REIT Investment Corp.	229	188,970
Ichigo Office REIT Investment Corp.	859	487,690
Ichigo, Inc.	148,100	382,283
Ichikoh Industries Ltd.	29,200	82,207
Idec Corp.	13,900	226,988
Iino Kaiun Kaisha Ltd. (b)	67,180	447,897
Inaba Denki Sangyo Co. Ltd.	17,400	442,156
Inabata & Co. Ltd.	19,300	409,128
Infomart Corp.	78,900	186,249
Inforich, Inc. (a)	4,900	124,515
Insource Co. Ltd.	33,600	179,527
Intage Holdings, Inc.	16,700	187,392
Iriso Electronics Co. Ltd.	9,700	168,391
Ishihara Sangyo Kaisha Ltd.	16,400	195,651
Ispace, Inc. (a) (b)	39,700	200,438
Istyle, Inc. (a) (b)	32,700	98,402
Itfor, Inc.	38,200	379,343
Itochu Enex Co. Ltd.	18,700	200,455
Itoham Yonekyu Holdings, Inc.	5,500	153,922
Itoki Corp. (b)	28,500	312,749
Izumi Co. Ltd.	17,900	378,732
J Trust Co. Ltd.	53,200	155,466
Jaccs Co. Ltd. (b)	15,000	391,701
Jade Group, Inc. (a)	4,100	34,546
JAFCO Group Co. Ltd. (b)	47,780	662,191
Japan Aviation Electronics Industry Ltd.	37,090	647,103
Japan Communications, Inc. (a) (b)	125,700	119,362
Japan Display, Inc. (a) (b)	1,297,810	147,538
Japan Elevator Service Holdings Co. Ltd.	22,400	409,833
Japan Excellent, Inc. REIT	1,019	870,177
Japan Lifeline Co. Ltd. (b)	28,900	295,300
Japan Logistics Fund, Inc. REIT	384	236,501
Japan Material Co. Ltd. (b)	41,874	339,943
Japan Pulp & Paper Co. Ltd.	79,000	318,557
Japan Securities Finance Co. Ltd.	25,700	306,943
Japan Wool Textile Co. Ltd.	21,800	226,397
JCR Pharmaceuticals Co. Ltd. (b)	30,800	99,687
JCU Corp.	13,147	283,970
JINS Holdings, Inc. (b)	6,600	306,299
JMDC, Inc. (b)	20,900	385,743
Joshin Denki Co. Ltd.	13,500	192,561
Joyful Honda Co. Ltd.	44,600	597,391
JSP Corp. (b)	8,100	111,041
Juki Corp. (a)	30,800	83,416
Juroku Financial Group, Inc.	17,400	562,003
Justsystems Corp.	6,600	148,736
JVCKenwood Corp.	75,400	633,796

See accompanying notes to financial statements.
170

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Kaga Electronics Co. Ltd.	35,400	$638,687
Kameda Seika Co. Ltd. (b)	3,900	101,842
Kamei Corp.	18,700	247,224
Kanadevia Corp.	40,600	248,422
Kanamoto Co. Ltd.	17,500	379,163
Kaneka Corp.	7,000	178,253
Kanematsu Corp.	82,735	1,393,117
Kanto Denka Kogyo Co. Ltd.	24,000	139,468
Kasumigaseki Capital Co. Ltd. (b)	2,400	204,788
Katakura Industries Co. Ltd.	53,248	786,934
Katitas Co. Ltd. (b)	11,800	155,923
Kato Sangyo Co. Ltd.	9,800	323,084
Kawada Technologies, Inc.	3,900	75,632
Kawai Musical Instruments Manufacturing Co. Ltd. (b)	6,200	118,287
KeePer Technical Laboratory Co. Ltd. (b)	11,000	277,685
Keiyo Bank Ltd. (b)	73,200	439,083
Kenko Mayonnaise Co. Ltd. (b)	13,800	171,831
KH Neochem Co. Ltd.	16,600	279,516
Kisoji Co. Ltd.	9,700	138,229
Kissei Pharmaceutical Co. Ltd.	22,400	575,953
Kitanotatsujin Corp. (b)	45,600	50,314
Kitz Corp.	106,355	827,854
Kiyo Bank Ltd. (b)	63,765	981,590
Koa Corp. (b)	18,100	113,170
Kohnan Shoji Co. Ltd.	9,900	247,599
Kokuyo Co. Ltd.	9,600	183,218
KOMEDA Holdings Co. Ltd.	21,200	405,882
Komeri Co. Ltd.	9,700	192,002
Komori Corp.	47,236	385,052
Konica Minolta, Inc. (a)	248,500	836,033
Konishi Co. Ltd. (b)	28,600	223,957
Konoike Transport Co. Ltd.	13,800	247,688
Kosaido Holdings Co. Ltd. (b)	40,200	140,057
Koshidaka Holdings Co. Ltd.	23,000	162,264
Kotobuki Spirits Co. Ltd. (b)	29,300	476,120
Kourakuen Corp. (a) (b)	8,000	55,263
Krosaki Harima Corp.	12,800	219,125
K's Holdings Corp. (b)	39,900	363,273
Kumagai Gumi Co. Ltd. (b)	18,200	490,477
Kumiai Chemical Industry Co. Ltd.	47,700	264,114
Kura Sushi, Inc. (b)	13,800	290,691
Kurabo Industries Ltd. (b)	18,270	728,161
Kureha Corp. (b)	21,400	394,685
Kusuri No. Aoki Holdings Co. Ltd.	23,800	541,126
KYB Corp. (b)	27,366	537,841
Kyoei Steel Ltd.	16,600	208,804
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,400	259,807
Kyorin Pharmaceutical Co. Ltd. (b)	28,700	288,267
Kyoritsu Maintenance Co. Ltd. (b)	28,000	582,694
Security Description	Shares	Value
Kyosan Electric Manufacturing Co. Ltd.	13,800	$45,126
Lacto Japan Co. Ltd.	7,400	146,030
LaSalle Logiport REIT	238	221,703
LEC, Inc. (b)	15,300	121,651
Leopalace21 Corp.	141,320	551,898
Life Corp.	11,200	144,775
Lifedrink Co., Inc.	24,800	250,255
Lifenet Insurance Co. (a) (b)	56,400	657,007
Lintec Corp.	15,400	283,820
M&A Capital Partners Co. Ltd. (b)	8,400	157,001
M&A Research Institute Holdings, Inc. (a) (b)	11,700	89,194
Maeda Kosen Co. Ltd.	14,600	186,088
Makino Milling Machine Co. Ltd.	17,948	1,400,650
Mandom Corp.	16,400	144,764
Mani, Inc.	11,500	100,550
Mars Group Holdings Corp.	13,800	291,153
Marudai Food Co. Ltd. (b)	33,731	383,461
Maruha Nichiro Corp.	30,902	673,876
Maruichi Steel Tube Ltd.	6,500	144,657
Marusan Securities Co. Ltd. (b)	62,238	375,825
Matsuya Co. Ltd. (b)	28,500	202,782
Max Co. Ltd.	19,800	562,064
Maxell Ltd.	25,800	314,521
MCJ Co. Ltd.	39,400	358,326
MEC Co. Ltd. (b)	15,000	230,407
Media Do Co. Ltd.	4,300	47,676
Medical Data Vision Co. Ltd.	62,200	167,625
Medinet Co. Ltd. (a)	536,300	125,522
Medley, Inc. (a) (b)	9,600	194,517
Megachips Corp.	13,119	384,692
Megmilk Snow Brand Co. Ltd.	22,900	392,795
Meidensha Corp.	26,249	757,419
Meiko Electronics Co. Ltd. (b)	12,767	583,966
Meiko Network Japan Co. Ltd.	27,000	139,026
Meisei Industrial Co. Ltd.	29,300	253,539
MEITEC Group Holdings, Inc.	28,300	551,844
Melco Holdings, Inc.	4,000	59,115
Menicon Co. Ltd.	48,300	402,446
Micronics Japan Co. Ltd. (b)	7,600	176,862
Mie Kotsu Group Holdings, Inc.	48,300	162,464
Milbon Co. Ltd.	11,600	231,628
Mirai Corp. REIT	1,184	336,894
Mirait One Corp.	40,201	585,514
Miroku Jyoho Service Co. Ltd.	9,900	122,476
Mitsubishi Estate Logistics REIT Investment Corp.	874	671,543
Mitsubishi Kakoki Kaisha Ltd.	49,500	448,525
Mitsubishi Logisnext Co. Ltd. (b)	13,800	196,286
Mitsubishi Pencil Co. Ltd.	26,800	454,313
Mitsubishi Research Institute, Inc.	6,900	216,634
Mitsubishi Shokuhin Co. Ltd.	8,000	262,405
Mitsuboshi Belting Ltd. (b)	13,900	347,175

See accompanying notes to financial statements.
171

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Mitsui DM Sugar Holdings Co. Ltd.	24,200	$546,175
Mitsui E&S Co. Ltd. (b)	32,100	352,898
Mitsui Fudosan Logistics Park, Inc. REIT	575	395,663
Mitsui High-Tec, Inc.	47,200	218,419
Mitsui Matsushima Holdings Co. Ltd. (b)	8,400	223,285
Mitsui Mining & Smelting Co. Ltd.	28,631	831,896
Mitsui-Soko Holdings Co. Ltd. (b)	15,300	814,418
MIXI, Inc.	23,200	512,746
Miyaji Engineering Group, Inc. (b)	10,400	124,071
Miyazaki Bank Ltd.	4,180	92,522
Mizuho Leasing Co. Ltd.	49,800	347,341
Mizuno Corp.	23,400	405,596
Mochida Pharmaceutical Co. Ltd.	15,600	331,737
Modec, Inc.	27,500	757,657
Monex Group, Inc. (b)	87,607	412,434
Money Forward, Inc. (a)	24,500	656,162
Monogatari Corp. (b)	13,400	303,324
Mori Hills REIT Investment Corp.	224	200,722
Mori Trust Reit, Inc.	1,428	594,920
Morinaga & Co. Ltd.	15,600	261,321
Morinaga Milk Industry Co. Ltd.	38,600	804,059
Morita Holdings Corp.	21,400	296,515
MOS Food Services, Inc. (b)	13,800	337,756
m-up Holdings, Inc.	15,300	179,049
Musashi Seimitsu Industry Co. Ltd. (b)	27,900	456,355
Musashino Bank Ltd.	9,880	215,386
Nachi-Fujikoshi Corp. (b)	13,800	315,146
Nagaileben Co. Ltd.	13,800	178,752
Nagano Keiki Co. Ltd. (b)	24,300	310,697
Nakanishi, Inc.	9,000	128,976
Namura Shipbuilding Co. Ltd. (b)	21,500	328,524
Nankai Electric Railway Co. Ltd. (b)	12,500	204,836
NANO MRNA Co. Ltd. (a)	86,000	82,814
Nanto Bank Ltd.	9,400	248,295
Neturen Co. Ltd. (b)	54,783	354,620
Nextage Co. Ltd. (b)	30,140	304,947
NexTone, Inc. (a)	4,200	34,040
Nichiban Co. Ltd.	9,400	126,222
Nichicon Corp. (b)	39,100	320,037
Nichiha Corp.	16,500	328,367
Nichireki Group Co. Ltd. (b)	9,900	144,323
Nihon M&A Center Holdings, Inc. (b)	178,900	691,960
Nihon Nohyaku Co. Ltd. (b)	32,700	162,254
Nihon Parkerizing Co. Ltd.	53,800	425,968
Nihon Tokushu Toryo Co. Ltd.	9,900	97,385
Security Description	Shares	Value
Nihon Trim Co. Ltd.	1,500	$38,669
Nikkiso Co. Ltd.	64,040	546,014
Nikkon Holdings Co. Ltd. (b)	120,876	2,175,994
Nippn Corp. (b)	9,600	139,307
Nippon Carbide Industries Co., Inc.	15,700	189,924
Nippon Carbon Co. Ltd. (b)	13,871	386,800
Nippon Ceramic Co. Ltd.	9,800	188,083
Nippon Chemical Industrial Co. Ltd.	8,100	120,411
Nippon Coke & Engineering Co. Ltd. (a) (b)	359,572	206,789
Nippon Densetsu Kogyo Co. Ltd. (b)	23,800	334,384
Nippon Gas Co. Ltd.	57,100	851,880
Nippon Kayaku Co. Ltd.	45,100	425,847
Nippon Light Metal Holdings Co. Ltd.	32,590	331,261
Nippon Paper Industries Co. Ltd. (b)	42,100	283,782
Nippon Parking Development Co. Ltd.	238,191	379,092
NIPPON REIT Investment Corp.	1,620	896,991
Nippon Road Co. Ltd.	23,500	297,168
Nippon Sheet Glass Co. Ltd. (a) (b)	42,600	112,525
Nippon Shinyaku Co. Ltd.	15,000	381,370
Nippon Shokubai Co. Ltd. (b)	26,600	309,865
Nippon Signal Co. Ltd.	30,200	180,748
Nippon Soda Co. Ltd. (b)	28,400	551,325
Nippon Thompson Co. Ltd.	52,000	168,998
Nippon Yakin Kogyo Co. Ltd.	8,600	239,240
Nipro Corp. (b)	44,800	406,987
Nishimatsu Construction Co. Ltd.	27,583	885,371
Nishimatsuya Chain Co. Ltd. (b)	23,853	318,221
Nishi-Nippon Financial Holdings, Inc.	74,500	1,041,226
Nishio Holdings Co. Ltd. (b)	14,000	391,333
Nissan Shatai Co. Ltd. (b)	21,800	150,300
Nissei ASB Machine Co. Ltd.	4,700	156,049
Nissha Co. Ltd.	24,000	219,072
Nisshin Oillio Group Ltd.	13,600	438,358
Nisshinbo Holdings, Inc. (b)	70,300	427,752
Nissin Corp.	9,900	314,133
Nissui Corp. (b)	143,754	867,773
Nitta Corp. (b)	9,500	237,595
Nittetsu Mining Co. Ltd. (b)	6,400	281,610
Nitto Boseki Co. Ltd. (b)	17,430	484,879
Nitto Kogyo Corp.	21,900	456,189
Nittoku Co. Ltd. (b)	9,400	132,822
Noevir Holdings Co. Ltd.	4,000	114,351
Nohmi Bosai Ltd.	17,000	363,782
Nojima Corp.	17,400	294,383
Nomura Co. Ltd.	42,400	257,734
Nomura Micro Science Co. Ltd. (b)	9,100	146,230

See accompanying notes to financial statements.
172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Noritake Co. Ltd.	13,400	$313,628
Noritsu Koki Co. Ltd.	9,400	297,011
Noritz Corp.	14,500	170,948
North Pacific Bank Ltd. (b)	145,800	504,070
NPR-RIKEN Corp. (b)	10,800	180,048
NS United Kaiun Kaisha Ltd. (b)	10,000	267,821
NSD Co. Ltd.	37,806	845,414
NTN Corp. (b)	198,900	322,677
NTT UD REIT Investment Corp. (b)	1,255	1,114,511
Nxera Pharma Co. Ltd. (a) (b)	32,700	197,460
Obara Group, Inc. (b)	8,900	194,914
Ogaki Kyoritsu Bank Ltd.	10,000	158,887
Ohara, Inc. (b)	9,600	68,049
Ohsho Food Service Corp. (b)	19,600	421,386
Oiles Corp. (b)	13,800	208,098
Oisix ra daichi, Inc. (a)	11,200	100,511
Oita Bank Ltd.	15,380	356,885
Okabe Co. Ltd.	18,000	102,795
Okamoto Industries, Inc.	6,360	215,204
Okamura Corp.	53,368	701,985
Okasan Securities Group, Inc. (b)	85,982	381,209
Oki Electric Industry Co. Ltd. (b)	47,700	313,875
Okinawa Electric Power Co., Inc.	37,577	230,176
Okinawa Financial Group, Inc.	22,900	392,948
OKUMA Corp. (b)	26,400	602,006
Okumura Corp.	16,800	476,902
Okuwa Co. Ltd.	3,900	22,429
One REIT, Inc.	154	250,659
Open Up Group, Inc.	39,577	499,146
Optex Group Co. Ltd.	17,100	198,513
Optorun Co. Ltd.	13,800	140,824
Oriental Shiraishi Corp. (b)	92,200	225,660
Osaka Organic Chemical Industry Ltd.	20,600	336,951
Osaka Soda Co. Ltd. (b)	50,600	549,514
Osaka Steel Co. Ltd. (b)	6,400	121,589
OSAKA Titanium Technologies Co. Ltd. (b)	18,200	234,163
Osaki Electric Co. Ltd.	16,000	86,024
OSG Corp.	26,900	293,392
Oyo Corp.	18,600	344,785
Pacific Industrial Co. Ltd. (b)	29,300	269,214
Pacific Metals Co. Ltd.	7,399	84,559
Pack Corp. (b)	9,400	212,465
PAL GROUP Holdings Co. Ltd.	17,600	358,379
PALTAC Corp.	4,900	130,380
Paramount Bed Holdings Co. Ltd. (b)	22,400	372,085
Park24 Co. Ltd.	47,000	646,666
Pasona Group, Inc.	9,900	142,270
Penta-Ocean Construction Co. Ltd. (b)	144,653	687,958
Pharma Foods International Co. Ltd.	9,800	58,522
Security Description	Shares	Value
Pigeon Corp.	52,000	$639,307
PILLAR Corp. (b)	14,400	320,182
Pilot Corp. (b)	12,500	346,646
Piolax, Inc. (b)	15,600	248,699
PKSHA Technology, Inc. (a) (b)	9,500	186,519
Plus Alpha Consulting Co. Ltd.	19,500	179,952
Pole To Win Holdings, Inc.	16,900	44,188
Press Kogyo Co. Ltd.	209,010	781,307
Prestige International, Inc.	53,000	234,272
Prima Meat Packers Ltd.	14,100	209,510
Procrea Holdings, Inc.	5,930	67,413
Qol Holdings Co. Ltd. (b)	9,900	119,761
Raito Kogyo Co. Ltd.	36,414	599,514
Raiznext Corp.	29,300	296,252
Raksul, Inc. (b)	23,300	157,369
RaQualia Pharma, Inc. (a) (b)	17,700	43,558
Relo Group, Inc. (b)	28,500	353,058
Rengo Co. Ltd.	35,700	189,147
RENOVA, Inc. (a) (b)	47,400	200,009
ReproCELL, Inc. (a)	41,400	40,697
Resorttrust, Inc.	91,548	888,605
Restar Corp.	9,900	151,605
Retail Partners Co. Ltd.	9,900	89,175
Rheon Automatic Machinery Co. Ltd.	9,900	83,283
Ricoh Leasing Co. Ltd.	7,700	282,172
Riken Keiki Co. Ltd.	26,736	460,380
Riken Technos Corp.	47,500	331,299
Riken Vitamin Co. Ltd.	9,900	160,145
Ringer Hut Co. Ltd.	13,800	212,159
Riso Kagaku Corp.	17,800	148,313
Rock Field Co. Ltd. (b)	13,800	146,361
Round One Corp. (b)	125,400	825,993
Royal Holdings Co. Ltd. (b)	13,800	235,691
RS Technologies Co. Ltd.	9,400	181,287
Ryobi Ltd.	16,400	245,441
Ryoyo Ryosan Holdings, Inc. (b)	12,671	206,918
S Foods, Inc.	13,800	229,600
Sac's Bar Holdings, Inc. (b)	29,700	169,215
Sagami Holdings Corp.	21,800	239,955
Saizeriya Co. Ltd. (b)	14,000	400,695
Sakai Chemical Industry Co. Ltd.	26,953	488,269
Sakai Moving Service Co. Ltd.	8,400	140,094
Sakata INX Corp.	22,600	289,868
Sakata Seed Corp.	15,400	347,566
Sakura Internet, Inc. (b)	8,700	214,097
Sala Corp.	37,700	217,820
San-A Co. Ltd.	20,300	426,254
San-Ai Obbli Co. Ltd. (b)	38,000	437,582
SanBio Co. Ltd. (a) (b)	13,800	151,990
Sangetsu Corp.	30,900	600,891
San-In Godo Bank Ltd. (b)	76,100	660,035
Sanken Electric Co. Ltd. (a)	11,218	504,787
Sanki Engineering Co. Ltd.	24,500	552,946
Sankyo Tateyama, Inc.	27,400	111,403

See accompanying notes to financial statements.
173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sankyu, Inc.	9,000	$369,052
Sanoh Industrial Co. Ltd. (b)	38,600	170,362
Sansan, Inc. (a)	61,400	785,874
Sanyo Chemical Industries Ltd.	5,400	140,832
Sanyo Denki Co. Ltd.	5,000	312,291
Sanyo Electric Railway Co. Ltd. (b)	7,800	104,163
Sanyo Trading Co. Ltd.	27,100	266,397
Sato Holdings Corp.	26,440	373,067
Sawai Group Holdings Co. Ltd. (b)	38,600	511,475
SBI ARUHI Corp.	13,800	77,979
Seikagaku Corp.	21,200	104,767
Seiko Group Corp.	11,800	326,287
Seiren Co. Ltd.	38,612	632,603
Sekisui Jushi Corp.	13,900	177,910
Sekisui Kasei Co. Ltd.	21,800	51,898
Senko Group Holdings Co. Ltd.	44,600	449,758
Senshu Ikeda Holdings, Inc.	133,060	387,061
Septeni Holdings Co. Ltd. (b)	18,300	44,300
Seria Co. Ltd.	17,400	291,590
Shibaura Machine Co. Ltd. (b)	9,600	230,146
Shibaura Mechatronics Corp. (b)	3,400	160,064
Shibuya Corp.	13,800	295,306
SHIFT, Inc. (a)	75,600	581,636
Shiga Bank Ltd. (b)	27,200	956,747
Shikoku Bank Ltd.	24,000	193,072
Shikoku Electric Power Co., Inc. (b)	90,700	702,055
Shikoku Kasei Holdings Corp. (b)	22,800	280,083
Shima Seiki Manufacturing Ltd. (b)	20,045	121,444
Shimadaya Corp.	4,000	44,644
Shinagawa Refractories Co. Ltd. (b)	28,800	326,248
Shin-Etsu Polymer Co. Ltd.	21,400	214,801
Shinmaywa Industries Ltd.	26,000	243,587
Ship Healthcare Holdings, Inc.	9,400	125,970
Shizuoka Gas Co. Ltd.	27,000	204,206
Shochiku Co. Ltd. (b)	13,493	1,110,732
Shoei Co. Ltd. (b)	17,200	195,418
Shoei Foods Corp. (b)	7,200	198,850
Siix Corp.	20,300	148,103
Simplex Holdings, Inc. (b)	9,500	177,244
Sinfonia Technology Co. Ltd.	28,280	1,130,897
Sinko Industries Ltd. (b)	42,000	338,157
Sintokogio Ltd.	31,600	175,814
SKY Perfect JSAT Holdings, Inc.	53,800	422,010
SMS Co. Ltd.	22,700	170,925
Sodick Co. Ltd.	24,700	142,214
Solasto Corp.	43,600	133,535
Sotetsu Holdings, Inc. (b)	36,400	532,831
Sourcenext Corp. (a) (b)	21,400	31,054
S-Pool, Inc.	26,000	52,334
St. Marc Holdings Co. Ltd. (b)	9,400	145,520
Star Asia Investment Corp. REIT	2,337	843,908
Security Description	Shares	Value
Star Micronics Co. Ltd.	18,800	$243,643
Starts Corp., Inc.	24,000	629,932
Starts Proceed Investment Corp. REIT	210	241,681
Starzen Co. Ltd. (b)	28,800	179,302
Stella Chemifa Corp.	7,200	185,850
StemRIM, Inc. (a) (b)	18,200	38,581
Studio Alice Co. Ltd.	10,200	139,829
Sumida Corp.	17,900	115,870
Sumiseki Holdings, Inc. (b)	12,400	60,781
Sumitomo Densetsu Co. Ltd. (b)	14,700	476,762
Sumitomo Mitsui Construction Co. Ltd. (b)	72,760	202,895
Sumitomo Osaka Cement Co. Ltd.	18,579	447,268
Sumitomo Pharma Co. Ltd. (a)	115,800	564,519
Sumitomo Seika Chemicals Co. Ltd. (b)	2,400	80,246
Sumitomo Warehouse Co. Ltd.	38,526	711,832
Sun Corp.	5,300	256,246
Sun Frontier Fudousan Co. Ltd.	19,900	260,693
Sun-Wa Technos Corp. (b)	19,600	278,390
Suruga Bank Ltd. (b)	105,400	947,289
SWCC Corp. (b)	16,700	691,273
SymBio Pharmaceuticals Ltd. (a) (b)	23,200	25,598
Syuppin Co. Ltd.	19,600	148,239
T Hasegawa Co. Ltd.	11,800	222,049
Tachi-S Co. Ltd. (b)	19,100	219,304
Tadano Ltd.	62,600	448,758
Taihei Dengyo Kaisha Ltd.	12,500	399,559
Taiho Kogyo Co. Ltd.	21,900	86,991
Taikisha Ltd.	19,800	302,680
Taiko Pharmaceutical Co. Ltd. (a)	32,700	61,446
Taiyo Holdings Co. Ltd.	18,000	580,179
Takamatsu Construction Group Co. Ltd.	7,900	146,177
Takaoka Toko Co. Ltd. (b)	1,900	26,593
Takara Bio, Inc. (b)	20,300	112,401
Takara Holdings, Inc.	67,200	514,763
Takara Standard Co. Ltd.	28,200	331,332
Takasago International Corp.	22,800	969,694
Takeuchi Manufacturing Co. Ltd. (b)	20,700	704,581
Takuma Co. Ltd.	32,700	401,261
Tamron Co. Ltd.	19,200	444,242
Tamura Corp. (b)	46,600	158,304
Tanseisha Co. Ltd.	22,200	167,012
Tayca Corp.	9,900	88,249
TechMatrix Corp.	24,800	326,874
Teijin Ltd. (b)	41,000	359,305
Teikoku Electric Manufacturing Co. Ltd.	3,600	70,368
Teikoku Sen-I Co. Ltd. (b)	13,800	236,983
TerraSky Co. Ltd. (a)	3,000	40,946
TKC Corp.	17,800	458,272

See accompanying notes to financial statements.
174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TKP Corp. (a) (b)	17,600	$188,193
Toa Corp. (b) (e)	18,100	111,960
Toa Corp. (b) (e)	31,200	270,606
TOA ROAD Corp. (b)	61,800	592,625
Toagosei Co. Ltd.	120,288	1,134,990
TOBISHIMA HOLDINGS, Inc.	9,810	107,914
TOC Co. Ltd.	68,160	293,534
Tocalo Co. Ltd.	29,300	325,251
Toei Co. Ltd. (b)	4,700	159,034
Toho Bank Ltd. (b)	90,000	214,257
Toho Titanium Co. Ltd. (b)	22,300	166,870
Tokai Carbon Co. Ltd. (b)	119,300	758,848
TOKAI Holdings Corp.	42,000	276,087
Tokai Rika Co. Ltd.	18,100	270,399
Tokai Tokyo Financial Holdings, Inc. (b)	110,900	358,938
Tokushu Tokai Paper Co. Ltd.	5,100	119,537
Tokuyama Corp. (b)	17,800	331,979
Tokyo Kiraboshi Financial Group, Inc.	9,400	366,470
Tokyo Steel Manufacturing Co. Ltd. (b)	48,075	510,841
Tokyotokeiba Co. Ltd.	8,900	260,977
Tokyu Construction Co. Ltd.	32,700	174,280
Tokyu REIT, Inc.	669	777,085
Tomoe Engineering Co. Ltd.	2,800	81,450
TOMONY Holdings, Inc.	86,780	312,208
Tonami Holdings Co. Ltd. (b)	4,200	286,759
Topcon Corp.	49,778	1,083,838
Topre Corp.	23,600	296,854
Topy Industries Ltd.	21,098	299,949
Torex Semiconductor Ltd.	17,900	143,281
Torii Pharmaceutical Co. Ltd.	5,600	171,887
Tosei REIT Investment Corp. (b)	196	171,307
Totetsu Kogyo Co. Ltd.	9,900	202,250
Towa Bank Ltd. (b)	27,000	111,221
Towa Corp. (b)	11,500	114,277
Towa Pharmaceutical Co. Ltd.	9,400	168,400
Toyo Construction Co. Ltd. (b)	32,700	287,989
Toyo Corp.	5,668	52,116
Toyo Gosei Co. Ltd. (b)	2,000	71,018
Toyo Kanetsu KK (b)	7,500	183,563
Toyo Tanso Co. Ltd. (b)	8,300	217,296
Toyobo Co. Ltd. (b)	42,778	269,472
TPR Co. Ltd. (b)	15,700	243,364
Transcosmos, Inc.	9,900	211,188
TRE Holdings Corp. (b)	39,139	423,478
Tri Chemical Laboratories, Inc. (b)	24,895	426,848
Trusco Nakayama Corp.	21,100	280,223
TS Tech Co. Ltd. (b)	22,400	251,652
TSI Holdings Co. Ltd. (b)	66,900	496,583
Tsubaki Nakashima Co. Ltd.	26,000	68,677
Tsubakimoto Chain Co.	51,300	634,303
Tsuburaya Fields Holdings, Inc. (b)	12,100	140,630
Security Description	Shares	Value
Tsugami Corp.	32,700	$397,980
Tsukishima Holdings Co. Ltd.	26,300	300,742
Tsukuba Bank Ltd.	100,500	168,687
Tsurumi Manufacturing Co. Ltd. (b)	13,800	286,077
UACJ Corp.	21,700	692,183
UBE Corp. (b)	17,300	251,564
Uchida Yoko Co. Ltd.	6,800	349,231
Union Tool Co.	7,200	192,109
Unipres Corp.	16,800	119,759
United Arrows Ltd.	9,800	138,474
United Super Markets Holdings, Inc.	30,500	168,266
UNITED, Inc. (b)	10,000	49,218
Unitika Ltd. (a)	6,400	7,104
Universal Entertainment Corp. (b)	13,800	97,543
Ushio, Inc.	13,200	163,389
UT Group Co. Ltd. (b)	30,400	415,322
V Technology Co. Ltd.	3,872	59,579
Valor Holdings Co. Ltd.	29,200	466,684
Valqua Ltd. (b)	10,476	217,520
ValueCommerce Co. Ltd. (b)	13,800	75,487
Vector, Inc.	16,800	113,019
Vision, Inc. (b)	14,500	116,745
Vital KSK Holdings, Inc.	27,100	227,978
VT Holdings Co. Ltd.	76,100	253,938
Wacoal Holdings Corp.	7,000	238,404
Wacom Co. Ltd.	68,800	263,164
Wakachiku Construction Co. Ltd.	3,800	96,436
Wakita & Co. Ltd.	13,800	159,557
Warabeya Nichiyo Holdings Co. Ltd. (b)	13,800	198,501
Watahan & Co. Ltd. (b)	21,300	228,184
WATAMI Co. Ltd.	15,200	106,219
WDB Holdings Co. Ltd.	7,500	92,734
West Holdings Corp.	14,300	150,516
World Co. Ltd.	9,400	162,869
World Holdings Co. Ltd.	9,000	126,749
W-Scope Corp. (a) (b)	19,100	31,804
YAKUODO Holdings Co. Ltd.	7,700	96,906
YAMABIKO Corp.	21,400	340,591
Yamae Group Holdings Co. Ltd.	9,700	154,899
Yamagata Bank Ltd. (b)	15,600	147,195
Yamaichi Electronics Co. Ltd.	15,200	210,304
YA-MAN Ltd. (b)	9,800	58,326
Yamanashi Chuo Bank Ltd.	21,300	307,236
Yamashin-Filter Corp. (b)	28,900	111,124
Yamazen Corp.	47,300	416,571
Yellow Hat Ltd.	36,000	332,460
Yodogawa Steel Works Ltd.	17,500	651,832
Yokogawa Bridge Holdings Corp. (b)	17,300	290,377
Yokowo Co. Ltd.	19,400	177,602
Yondoshi Holdings, Inc. (b)	9,800	120,780
Yonex Co. Ltd.	24,900	397,794

See accompanying notes to financial statements.
175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Yorozu Corp. (b)	9,800	$66,190
Yoshinoya Holdings Co. Ltd. (b)	28,800	580,275
Yuasa Trading Co. Ltd.	9,700	293,841
Yurtec Corp.	28,700	325,308
Zacros Corp.	7,500	204,126
Zenrin Co. Ltd.	42,765	303,422
Zeon Corp. (b)	38,700	386,896
ZERIA Pharmaceutical Co. Ltd.	21,300	321,480
ZIGExN Co. Ltd.	32,700	94,903
Zojirushi Corp. (b)	22,700	227,091
		244,749,200
LUXEMBOURG — 0.0% (f)
B&S Group SARL (d)	18,595	80,546
MALAYSIA — 0.0% (f)
Frencken Group Ltd. (b)	200,500	158,121
MALTA — 0.0% (f)
Kambi Group PLC (a)	11,413	118,730
MEXICO — 0.1%
Borr Drilling Ltd. (a) (b)	143,208	313,625
NETHERLANDS — 1.1%
Alfen NV (a) (b) (d)	27,951	374,842
AMG Critical Materials NV (b)	21,161	326,414
Basic-Fit NV (a) (b) (d)	9,574	195,047
Brunel International NV (b)	17,066	174,392
Corbion NV	26,349	553,590
Flow Traders Ltd.	17,728	523,555
ForFarmers NV	9,671	46,540
Koninklijke BAM Groep NV	124,191	690,208
Koninklijke Heijmans NV	27,179	1,142,056
Newamsterdam Pharma Co. NV (a)	22,731	465,304
NSI NV REIT	15,173	354,022
Pharming Group NV (a) (b)	375,160	314,878
Pharvaris NV (a) (b)	7,067	110,952
PostNL NV (b)	199,909	214,214
Sligro Food Group NV	6,695	76,080
TKH Group NV (b)	3,479	136,040
TomTom NV (a) (b)	43,459	221,202
Van Lanschot Kempen NV	18,582	947,412
		6,866,748
NEW ZEALAND — 0.3%
Air New Zealand Ltd. (b)	262,336	93,602
Fletcher Building Ltd. (a) (b)	373,549	693,915
Oceania Healthcare Ltd. (a) (b)	148,421	51,275
SKYCITY Entertainment Group Ltd. (a) (b)	333,019	237,643
Summerset Group Holdings Ltd. (b)	83,638	532,894
		1,609,329
NORWAY — 1.4%
Aker Carbon Capture ASA	242,837	77,544
Avance Gas Holding Ltd. (d)	28,195	27,406
Bluenord ASA (a)	1,215	73,698
Security Description	Shares	Value
Bonheur ASA	4,245	$93,486
BW Offshore Ltd.	105,851	293,398
Crayon Group Holding ASA (a) (d)	62,645	668,394
DNO ASA	199,134	263,694
DOF Group ASA (a)	31,817	280,126
Elkem ASA (a) (d)	88,440	175,291
Elmera Group ASA (d)	59,542	200,364
Europris ASA (d)	83,518	666,343
FLEX LNG Ltd.	22,278	514,304
Grieg Seafood ASA	27,646	142,368
Hexagon Composites ASA (a)	52,867	101,873
Hexagon Purus ASA (a)	61,565	7,819
Kitron ASA	170,850	724,616
LINK Mobility Group Holding ASA (a)	115,654	239,330
MPC Container Ships ASA	206,509	311,881
NEL ASA (a)	789,842	179,042
Norwegian Air Shuttle ASA	241,373	274,604
Nykode Therapeutics ASA (a)	153,878	31,872
Odfjell Drilling Ltd.	29,377	162,018
Opera Ltd. ADR	15,965	254,482
Pexip Holding ASA	35,183	130,250
PhotoCure ASA (a)	14,515	77,296
Protector Forsikring ASA	55,567	1,788,120
SFL Corp. Ltd.	61,899	507,572
SpareBank 1 Nord Norge (a)	38,213	515,738
T1 Energy, Inc. (a)	111,506	140,498
		8,923,427
PERU — 0.1%
Hochschild Mining PLC (a)	198,828	678,806
PORTUGAL — 0.3%
Altri SGPS SA	118,889	766,691
Mota-Engil SGPS SA (b)	38,585	141,710
REN - Redes Energeticas Nacionais SGPS SA	305,156	904,834
		1,813,235
SINGAPORE — 1.0%
AEM Holdings Ltd. (b)	180,724	177,484
AIMS APAC REIT	387,604	366,235
CapitaLand China Trust REIT (b)	916,534	480,735
Capitaland India Trust	434,300	311,807
CDL Hospitality Trusts REIT	682,480	416,363
Digital Core REIT Management Pte. Ltd.	242,200	128,366
ESR-REIT	651,200	116,277
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,331,411	—
Far East Hospitality Trust REIT	428,400	180,080
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd.	67,900	374,837
IGG, Inc.	430,000	200,622
Keppel Pacific Oak U.S. REIT (a)	424,500	87,022

See accompanying notes to financial statements.
176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Lendlease Global Commercial REIT (b)	1,663,697	$631,267
Manulife U.S. Real Estate Investment Trust (a)	2,826,055	203,476
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd. (b)	227,300	109,921
Parkway Life Real Estate Investment Trust	46,000	142,028
Prestige Biopharm Ltd. (a)	11,233	105,121
Prime U.S. REIT	448,370	66,807
Raffles Medical Group Ltd.	495,474	366,786
Sheng Siong Group Ltd.	526,800	642,774
Singapore Post Ltd. (b)	967,200	442,547
Starhill Global REIT	1,010,201	375,791
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	504,592	416,708
		6,343,054
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Scatec ASA (a) (d)	55,241	414,256
		414,256
SOUTH KOREA — 9.4%
AbClon, Inc. (a)	9,392	50,707
ABLBio, Inc. (a)	14,966	350,138
Advanced Nano Products Co. Ltd.	3,569	139,124
Advanced Process Systems Corp.	7,754	89,257
Ahnlab, Inc.	2,809	142,119
Air Busan Co. Ltd. (a)	26,965	37,449
Amicogen, Inc. (a)	35,980	87,476
AMOREPACIFIC Group	8,100	110,017
Ananti, Inc. (a)	20,687	73,897
APAM Corp. (a) (c)	6,724	—
APR Corp. (a)	7,781	368,838
Aprogen, Inc. (a)	83,681	40,803
AptaBio Therapeutics, Inc. (a)	12,939	64,761
Asiana Airlines, Inc. (a)	15,173	102,527
BGF Co. Ltd.	32,792	75,717
BGF retail Co. Ltd.	1,759	130,686
BH Co. Ltd.	16,010	148,738
Binex Co. Ltd. (a)	15,579	155,843
Binggrae Co. Ltd.	3,961	250,975
Bioneer Corp. (a)	9,406	90,132
BNC Korea Co. Ltd. (a)	20,566	54,051
Boditech Med, Inc.	10,071	105,942
Boryung	26,299	154,847
BSJ Holdings, Inc. (a)	33,459	2,272
Bukwang Pharmaceutical Co. Ltd. (a)	19,219	50,837
Cafe24 Corp. (a)	12,784	436,696
Chabiotech Co. Ltd. (a)	26,377	193,461
Cheryong Electric Co. Ltd.	3,392	73,023
Security Description	Shares	Value
Chong Kun Dang Pharmaceutical Corp.	5,085	$268,668
CJ CGV Co. Ltd. (a)	49,135	147,655
CJ ENM Co. Ltd. (a)	2,681	102,506
CJ Logistics Corp.	4,375	256,409
CMG Pharmaceutical Co. Ltd. (a)	55,135	72,977
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	1,809	26,229
Com2uSCorp	6,563	186,527
Cosmax, Inc.	5,782	645,542
Cosmecca Korea Co. Ltd.	2,812	86,890
Cosmochemical Co. Ltd. (a)	14,543	150,023
Creative & Innovative System (a)	26,384	129,546
Cuckoo Homesys Co. Ltd.	6,459	90,799
Daea TI Co. Ltd. (a)	32,750	66,946
Daeduck Electronics Co. Ltd.	28,119	299,809
Daejoo Electronic Materials Co. Ltd.	5,123	288,419
Daesang Corp.	16,478	257,941
Daewon Pharmaceutical Co. Ltd.	11,993	109,708
Daewoong Co. Ltd.	20,590	262,042
Daewoong Pharmaceutical Co. Ltd.	3,890	298,520
Daishin Securities Co. Ltd. Preference Shares	58,599	612,454
Danal Co. Ltd. (a)	23,144	42,044
Daou Technology, Inc.	18,447	247,296
Dasan Networks, Inc. (a)	10,166	18,848
Dawonsys Co. Ltd. (a)	22,927	136,394
DB HiTek Co. Ltd.	27,234	790,665
Dentium Co. Ltd.	5,190	250,600
Devsisters Co. Ltd. (a)	4,467	127,260
DGB Financial Group, Inc.	95,623	583,154
DI Dong Il Corp.	6,964	221,335
DIO Corp. (a)	5,528	64,534
DL Holdings Co. Ltd.	8,100	178,503
DMS Co. Ltd.	42,351	182,059
Dong-A Socio Holdings Co. Ltd.	4,325	291,956
Dong-A ST Co. Ltd.	4,731	141,528
Dongjin Semichem Co. Ltd.	21,098	417,662
DongKook Pharmaceutical Co. Ltd.	15,867	157,431
Dongkuk CM Co. Ltd.	9,391	41,773
Dongkuk Steel Mill Co. Ltd.	15,461	92,924
Dongsuh Cos., Inc.	25,334	458,507
Dongsung Finetec Co. Ltd.	9,328	139,049
Dongwha Enterprise Co. Ltd. (a)	6,741	38,546
Dongwha Pharm Co. Ltd.	30,092	122,412
Dongwon F&B Co. Ltd.	2,145	46,760
Doosan Fuel Cell Co. Ltd. (a)	10,441	98,631
Doosan Tesna, Inc.	5,926	100,611
DoubleUGames Co. Ltd.	7,658	259,254
Douzone Bizon Co. Ltd.	6,946	259,915

See accompanying notes to financial statements.
177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dreamtech Co. Ltd.	34,236	$151,592
Duk San Neolux Co. Ltd. (a)	4,951	90,782
E Investment&Development Co. Ltd. (a)	54,672	25,842
Echo Marketing, Inc.	53,246	289,644
Eco&Dream Co. Ltd. (a)	8,029	141,223
Ecopro HN Co. Ltd.	5,154	89,079
E-MART, Inc.	9,087	500,479
EM-Tech Co. Ltd. (a)	14,404	120,319
ENF Technology Co. Ltd.	21,013	358,898
Enplus Co. Ltd. (a)	36,484	13,503
Enzychem Lifesciences Corp. (a)	25,490	18,713
Eo Technics Co. Ltd.	7,056	635,399
Eoflow Co. Ltd. (a)	15,898	16,087
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	53,989
E-TRON Co. Ltd. (a)	400,758	36,878
Eubiologics Co. Ltd. (a)	13,804	104,807
Eugene Corp.	47,105	101,568
Eugene Investment & Securities Co. Ltd.	109,778	175,570
Eugene Technology Co. Ltd.	4,146	107,416
F&F Co. Ltd.	3,653	157,284
Fadu, Inc. (a)	11,621	91,311
Fila Holdings Corp.	26,254	676,631
Fine M-Tec Co. Ltd. (a)	11,458	37,350
Foosung Co. Ltd. (a)	41,401	126,804
FutureChem Co. Ltd. (a)	8,939	129,001
GC Cell Corp. (a)	6,156	84,867
GemVax & Kael Co. Ltd. (a)	12,591	281,320
GeneOne Life Science, Inc. (a)	52,274	70,858
Genexine, Inc. (a)	20,488	55,446
Genome & Co. (a)	17,904	26,810
Genomictree, Inc. (a)	9,285	95,971
GI Innovation, Inc. (a)	25,867	233,286
GOLFZON Co. Ltd.	2,067	89,137
Gradiant Corp.	6,450	57,251
Grand Korea Leisure Co. Ltd.	15,013	108,991
Gravity Co. Ltd. ADR	1,274	77,077
Green Cross Holdings Corp.	14,349	126,680
GS Engineering & Construction Corp.	38,515	443,609
GS P&L Co. Ltd. (a)	1,638	19,200
GS Retail Co. Ltd.	6,917	66,986
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	15,609	277,199
Hana Tour Service, Inc.	5,424	198,174
Hanall Biopharma Co. Ltd. (a)	15,436	287,754
Hancom, Inc.	10,642	131,029
Handsome Co. Ltd. (a)	11,338	117,884
Hanil Cement Co. Ltd.	11,034	118,920
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,161	67,645
Hankook & Co. Co. Ltd.	14,317	147,302
Hanmi Science Co. Ltd.	6,608	118,248
Security Description	Shares	Value
Hanon Systems (a)	57,868	$142,852
Hansae Co. Ltd.	11,384	86,047
Hansol Chemical Co. Ltd.	3,759	301,996
Hansol Paper Co. Ltd.	24,931	137,311
HanulBnC Co. Ltd. (a)	12,722	406
Hanwha Engine (a)	20,203	291,554
Hanwha General Insurance Co. Ltd. (a)	44,983	120,973
Hanwha Investment & Securities Co. Ltd. (a)	86,354	185,317
Hanwha Vision Co. Ltd. (a)	11,113	427,917
Harim Holdings Co. Ltd.	63,554	241,268
HD Hyundai Construction Equipment Co. Ltd.	7,251	323,525
HD Hyundai Infracore Co. Ltd.	49,270	281,734
HDC Holdings Co. Ltd.	15,464	156,373
HDC Hyundai Development Co-Engineering & Construction	14,472	196,564
Helixmith Co. Ltd. (a)	23,093	37,012
HFR, Inc. (a)	4,431	57,776
HK inno N Corp.	12,289	290,429
HL Holdings Corp.	2,971	69,710
HL Mando Co. Ltd.	8,603	225,518
HLB Global Co. Ltd. (a)	30,090	64,165
HLB Life Science Co. Ltd. (a)	40,354	172,378
Hlb Pharma Ceutical Co. Ltd. (a)	12,238	167,052
HLB Therapeutics Co. Ltd. (a)	29,836	175,470
Homecast Co. Ltd. (a)	22,120	28,467
Hotel Shilla Co. Ltd. (a)	5,836	152,588
HPSP Co. Ltd.	15,210	270,113
HS Hyosung Advanced Materials Corp.	2,979	352,422
HS Industries Co. Ltd.	35,253	113,719
Humasis Co. Ltd. (a)	57,176	54,361
Humedix Co. Ltd.	1,359	35,902
Huons Co. Ltd.	4,581	76,376
Huons Global Co. Ltd.	2,803	76,523
Hyosung Chemical Corp. (a)	1,903	50,273
Hyosung TNC Corp.	2,737	403,347
HYULIM A-TECH Co. Ltd. (a)	13,383	4,935
Hyundai Bioland Co. Ltd.	27,477	78,559
Hyundai Bioscience Co. Ltd. (a)	23,492	173,578
HYUNDAI Corp.	2,770	41,197
Hyundai Department Store Co. Ltd. (a)	4,156	169,062
Hyundai Elevator Co. Ltd.	10,149	372,877
Hyundai GF Holdings (a)	23,545	82,028
Hyundai Green Food (a)	12,077	117,120
Hyundai Home Shopping Network Corp. (a)	1,921	64,446
Il Dong Pharmaceutical Co. Ltd. (a)	9,264	69,897
Iljin Diamond Co. Ltd.	3,202	23,441
Iljin Electric Co. Ltd.	9,654	163,249
Ilyang Pharmaceutical Co. Ltd.	8,415	56,462
InBody Co. Ltd.	8,572	129,526

See accompanying notes to financial statements.
178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Innocean Worldwide, Inc.	11,477	$136,243
InnoWireless Co. Ltd.	5,559	69,049
Innox Advanced Materials Co. Ltd.	6,080	92,490
Inscobee, Inc. (a)	57,140	50,718
Insun ENT Co. Ltd. (a)	38,572	124,819
Intellian Technologies, Inc.	3,526	83,451
Interojo Co. Ltd.	5,153	87,137
iNtRON Biotechnology, Inc.	15,835	36,025
IS Dongseo Co. Ltd.	6,179	67,979
ISC Co. Ltd.	2,036	71,623
ISU Specialty Chemical (a)	8,670	249,943
Jahwa Electronics Co. Ltd. (a)	23,550	192,238
Jeju Air Co. Ltd. (a)	20,833	95,216
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	14,710	70,928
Jin Air Co. Ltd. (a)	22,207	139,501
Joongang Advanced Materials Co. Ltd. (a)	26,949	63,506
Jusung Engineering Co. Ltd.	15,667	405,906
JW Pharmaceutical Corp.	6,894	97,148
JYP Entertainment Corp.	14,353	577,044
KC Co. Ltd. (a)	6,314	76,068
KEPCO Plant Service & Engineering Co. Ltd.	15,007	426,005
KG Dongbusteel	22,250	88,547
KG Eco Solution Co. Ltd.	12,846	41,875
Kginicis Co. Ltd.	16,168	92,232
KH FEELUX Co. Ltd. (a)	2,751	2,477
KH Vatec Co. Ltd.	8,157	46,865
KINX, Inc.	4,784	238,469
KMW Co. Ltd. (a)	15,036	78,422
Koh Young Technology, Inc.	23,684	218,424
Kolmar BNH Co. Ltd.	28,573	235,570
Kolmar Korea Co. Ltd.	9,069	386,164
Kolon Industries, Inc.	9,265	183,727
KoMiCo Ltd.	2,468	93,859
Komipharm International Co. Ltd. (a)	18,437	50,459
KONA I Co. Ltd.	6,606	112,156
Korea Electric Terminal Co. Ltd.	5,955	270,553
Korea Electronic Power Industrial Development Co. Ltd.	23,282	150,997
Korea Line Corp. (a)	91,887	100,155
Korea Petrochemical Ind Co. Ltd.	2,605	160,104
Korea United Pharm, Inc.	7,415	97,943
Korean Reinsurance Co.	155,114	860,633
Kukdo Chemical Co. Ltd.	2,715	54,023
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	19,795
Kumho Tire Co., Inc. (a)	52,756	169,643
Kwang Dong Pharmaceutical Co. Ltd.	19,315	67,553
L&C Bio Co. Ltd.	7,641	104,302
LabGenomics Co. Ltd. (a)	23,433	33,817
Security Description	Shares	Value
Lake Materials Co. Ltd.	15,805	$148,873
LB Semicon, Inc. (a)	12,257	26,803
LEMON Co. Ltd. (a)	1,684	3,911
LF Corp.	2,802	27,573
Lime Co. Ltd. (a) (c)	2,258	—
Lotte Chilsung Beverage Co. Ltd.	2,786	202,257
Lotte Energy Materials Corp. (a)	8,902	135,722
LOTTE Fine Chemical Co. Ltd.	14,083	355,303
Lotte Tour Development Co. Ltd. (a)	21,365	115,930
Lotte Wellfood Co. Ltd.	1,925	152,170
LS Materials Ltd. (a)	17,614	127,275
Lunit, Inc. (a)	9,565	320,241
LX International Corp.	23,545	402,943
LX Semicon Co. Ltd.	5,016	182,926
Macrogen, Inc.	8,045	85,231
Maeil Dairies Co. Ltd.	960	23,633
Magnachip Semiconductor Corp. (a)	23,577	80,869
Mcnex Co. Ltd.	4,857	77,019
Medipost Co. Ltd. (a)	13,685	81,506
MedPacto, Inc. (a)	19,791	41,128
Medytox, Inc.	2,847	266,816
Meerecompany, Inc. (a)	479	5,800
MegaStudyEdu Co. Ltd.	4,786	131,473
Mezzion Pharma Co. Ltd. (a)	9,743	222,319
Miwon Commercial Co. Ltd.	952	120,447
Modetour Network, Inc.	7,986	57,651
Myoung Shin Industrial Co. Ltd.	12,502	71,064
Namhae Chemical Corp.	20,521	86,544
Namsun Aluminum Co. Ltd. (a)	38,369	32,076
Naturecell Co. Ltd. (a)	32,812	635,071
Neowiz (a)	9,625	142,823
NEPES Corp. (a)	10,021	45,052
NEXTIN, Inc.	3,514	136,503
NHN Corp.	16,285	194,203
NHN KCP Corp.	14,061	71,141
NICE Holdings Co. Ltd.	5,672	42,256
NICE Information Service Co. Ltd.	27,335	216,452
NKMax Co. Ltd. (a) (c)	39,090	13,406
NongShim Co. Ltd.	1,012	277,999
OCI Holdings Co. Ltd.	2,733	120,085
OliX Pharmaceuticals, Inc. (a)	5,059	131,586
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	12,665	137,874
Oscotec, Inc. (a)	12,538	255,869
Ottogi Corp.	1,256	352,704
Pan Ocean Co. Ltd.	73,705	168,933
Paradise Co. Ltd.	25,284	187,677
Park Systems Corp.	1,942	276,298
Partron Co. Ltd.	7,893	35,860
People & Technology, Inc.	8,596	226,794
Peptron, Inc. (a)	14,629	914,002
PharmaResearch Co. Ltd.	2,886	650,697

See accompanying notes to financial statements.
179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Pharmicell Co. Ltd.	38,340	$264,019
PI Advanced Materials Co. Ltd.	8,942	98,742
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	16,181	681,305
Posco M-Tech Co. Ltd.	21,936	182,490
Power Logics Co. Ltd. (a)	16,094	48,091
Prestige Biologics Co. Ltd. (a)	13,457	37,332
PSK, Inc.	21,071	288,340
RAPHAS Co. Ltd. (a)	4,079	42,660
Reyon Pharmaceutical Co. Ltd. (a)	3,690	28,092
RFHIC Corp.	4,908	46,730
S&S Tech Corp.	4,465	95,061
Sam-A Aluminum Co. Ltd.	4,183	69,598
Sambu Engineering & Construction Co. Ltd. (a)	76,746	18,085
Samjin Pharmaceutical Co. Ltd.	10,214	122,360
Samsung Pharmaceutical Co. Ltd. (a)	45,904	45,764
Samwha Capacitor Co. Ltd.	3,749	63,650
Samyang Holdings Corp.	4,005	157,752
Sang-A Frontec Co. Ltd.	3,901	38,096
SD Biosensor, Inc.	40,668	254,365
SeAH Besteel Holdings Corp.	7,121	84,533
Sebang Global Battery Co. Ltd.	2,332	102,782
Seegene, Inc.	15,428	231,551
Seobu T&D	16,938	63,266
Seojin System Co. Ltd. (a)	45,444	634,210
Seoul Semiconductor Co. Ltd. (a)	23,857	102,881
SFA Engineering Corp.	19,657	283,007
SFA Semicon Co. Ltd. (a)	31,856	65,118
SGC Energy Co. Ltd.	4,776	71,843
Shin Poong Pharmaceutical Co. Ltd. (a)	14,251	72,199
Shinsegae International, Inc.	6,486	41,669
Shinsung Delta Tech Co. Ltd.	6,444	251,633
Shinsung E&G Co. Ltd. (a)	205,800	158,351
SIMMTECH Co. Ltd.	7,969	105,261
SK Chemicals Co. Ltd.	3,889	103,795
SK Discovery Co. Ltd.	3,949	102,848
SK Eternix Co. Ltd. (a)	12,914	109,714
SK IE Technology Co. Ltd. (a) (d)	18,097	273,452
SK Networks Co. Ltd.	75,803	209,263
SK oceanplant Co. Ltd. (a)	9,730	80,946
SK Securities Co. Ltd.	308,205	93,770
SL Corp.	6,623	172,490
SM Entertainment Co. Ltd.	5,162	376,151
Solid, Inc.	17,349	75,169
SOLUM Co. Ltd. (a)	14,759	166,985
Solus Advanced Materials Co. Ltd.	17,628	92,061
Songwon Industrial Co. Ltd.	15,291	122,951
Soop Co. Ltd.	5,033	277,883
Soulbrain Co. Ltd.	898	115,017
Soulbrain Holdings Co. Ltd.	4,269	80,451
Security Description	Shares	Value
ST Pharm Co. Ltd.	7,940	$388,777
STIC Investments, Inc.	14,604	84,797
Sungshin Cement Co. Ltd.	15,223	71,334
Synopex, Inc. (a)	35,639	167,969
Taekwang Industrial Co. Ltd.	387	174,774
Taesung Co. Ltd. (a)	3,777	63,484
Taihan Electric Wire Co. Ltd. (a)	83,630	649,162
TCC Steel	10,081	144,797
TechWing, Inc.	33,422	712,700
Theragen Etex Co. Ltd. (a)	19,436	39,136
TKG Huchems Co. Ltd.	20,978	223,670
Tokai Carbon Korea Co. Ltd.	1,640	88,655
Toptec Co. Ltd.	10,212	29,301
Tovis Co. Ltd.	8,077	95,498
TSE Co. Ltd.	2,824	91,864
TY Holdings Co. Ltd. (a)	24,835	36,177
UBCare Co. Ltd.	26,059	57,516
Unid Co. Ltd.	3,360	162,238
Union Semiconductor Equipment & Materials Co. Ltd.	50,722	213,222
Unison Co. Ltd. (a)	133,077	70,131
UTI, Inc. (a)	4,727	68,859
Value Added Technology Co. Ltd.	3,925	53,977
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,593	52,900
Voronoi, Inc. (a)	4,331	312,361
VT Co. Ltd. (a)	9,860	207,914
Vuno, Inc. (a)	6,211	75,713
Webzen, Inc.	11,397	102,941
Wellbiotec Co. Ltd. (a)	54,639	20,223
Wemade Co. Ltd. (a)	9,177	180,112
Whanin Pharmaceutical Co. Ltd.	9,505	71,909
WiSoL Co. Ltd.	6,556	26,046
Won Tech Co. Ltd.	39,654	168,311
Wonik Holdings Co. Ltd. (a)	101,842	261,781
WONIK IPS Co. Ltd.	16,701	274,475
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	71,695	291,162
Woori Technology, Inc. (a)	95,883	114,864
Wysiwyg Studios Co. Ltd. (a)	52,638	38,393
YG Entertainment, Inc.	5,748	245,534
Young Poong Corp.	584	163,996
Youngone Corp.	4,933	164,154
Yuanta Securities Korea Co. Ltd.	75,161	130,160
Yungjin Pharmaceutical Co. Ltd. (a)	54,293	71,383
Zinus, Inc.	4,892	66,113
		58,338,076
SPAIN — 1.0%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (b) (d)	12,612	356,935
Amper SA (a)	1,028,261	160,389

See accompanying notes to financial statements.
180

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA	50,914	$284,886
Audax Renovables SA (a) (b)	79,178	127,095
Befesa SA (d)	16,251	448,689
Construcciones y Auxiliar de Ferrocarriles SA	11,408	500,311
Ence Energia y Celulosa SA (b)	53,920	182,189
Ercros SA	62,743	198,581
Faes Farma SA	199,346	845,185
Global Dominion Access SA (b) (d)	42,177	125,061
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	118,029	155,034
Melia Hotels International SA	36,529	250,168
Neinor Homes SA (b) (d)	23,955	349,846
Obrascon Huarte Lain SA (a) (b)	149,582	53,773
Pharma Mar SA	6,170	541,185
Prosegur Cash SA (b) (d)	205,790	152,049
Solaria Energia y Medio Ambiente SA (a) (b)	21,191	157,258
Talgo SA (a) (b) (d)	38,903	143,509
Tecnicas Reunidas SA (a)	40,055	691,846
Tubacex SA	80,909	336,919
		6,060,908
SWEDEN — 4.7%
AcadeMedia AB (d)	50,963	402,322
AddLife AB Class B	5,265	75,947
Addnode Group AB	49,889	490,690
AFRY AB	41,275	783,580
Alimak Group AB (d)	39,749	523,123
Alleima AB	93,478	779,829
Ambea AB (d)	26,166	285,231
AQ Group AB	11,299	179,972
Arjo AB Class B	113,635	419,014
Attendo AB (d)	48,098	287,771
Betsson AB Class B	62,105	961,644
BHG Group AB (a) (b)	43,019	99,185
BICO Group AB (a) (b)	37,381	113,649
BioArctic AB (a) (b) (d)	13,938	256,002
BioGaia AB Class B	52,663	577,216
Biotage AB	39,365	374,836
Bonava AB Class B (a) (b)	178,153	160,061
BoneSupport Holding AB (a) (d)	22,032	644,833
Boozt AB (a) (b) (d)	19,719	198,268
Bravida Holding AB (d)	95,827	865,726
Bufab AB (b)	22,154	883,505
Byggmax Group AB	30,965	157,213
Cellavision AB (b)	16,633	276,524
Cibus Nordic Real Estate AB publ (b)	43,257	637,545
Cint Group AB (a) (b)	109,659	76,799
Clas Ohlson AB Class B	26,538	615,031
Cloetta AB Class B	108,402	306,048
Security Description	Shares	Value
Coor Service Management Holding AB (b) (d)	43,022	$148,359
Creades AB Class A	19,548	148,384
Dios Fastigheter AB (a)	68,478	453,675
Duni AB	16,614	165,063
Dustin Group AB (a) (b) (d)	169,700	65,886
Dynavox Group AB (a)	38,965	238,559
Electrolux Professional AB Class B	80,893	503,311
Eolus Vind AB Class B (b)	10,732	56,197
Fagerhult Group AB	35,351	145,696
G5 Entertainment AB	3,418	41,649
GARO AB (a)	30,360	60,145
Genovis AB (a)	36,885	68,959
Granges AB	50,127	568,383
Hansa Biopharma AB (a) (b)	30,112	66,069
Hexatronic Group AB (a) (b)	71,495	176,013
Hoist Finance AB (a) (d)	72,303	507,448
Humana AB (a)	12,914	53,995
Instalco AB (b)	133,306	408,739
INVISIO AB	17,102	653,768
Inwido AB	30,485	610,604
JM AB (b)	11,318	162,247
KNOW IT AB (b)	22,351	338,210
Lindab International AB (b)	34,132	659,867
MEKO AB	14,525	176,409
Mildef Group AB	9,523	196,715
MIPS AB	10,433	398,621
Modern Times Group MTG AB Class B (a)	49,027	553,470
NCAB Group AB (b)	117,369	599,984
NCC AB Class B	39,465	746,861
New Wave Group AB Class B (b)	86,668	859,769
Nobia AB (a)	208,025	71,446
Nolato AB Class B	83,824	475,234
Note AB (a) (b)	16,953	288,764
NP3 Fastigheter AB (b)	17,980	420,633
Ovzon AB (a)	28,601	75,879
OW Bunker AS (a) (c)	983	—
Paradox Interactive AB	4,181	75,836
Platzer Fastigheter Holding AB Class B	41,085	305,527
PowerCell Sweden AB (a) (b)	33,990	90,075
Ratos AB Class B (b)	94,199	301,584
RaySearch Laboratories AB	3,301	73,939
Re:NewCell AB (a) (b)	21,307	11,242
Rvrc Holding AB	17,111	74,610
Samhallsbyggnadsbolaget i Norden AB (b)	964,328	324,479
Scandi Standard AB	28,554	229,112
Scandic Hotels Group AB (d)	21,609	159,511
Sdiptech AB Class B (a)	13,282	243,424
Sedana Medical AB (a) (b)	46,912	37,034
SkiStar AB (b)	21,253	344,657
Smart Eye AB (a) (b)	10,622	48,748
Stillfront Group AB (a)	217,487	102,972

See accompanying notes to financial statements.
181

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Storskogen Group AB Class B	595,307	$768,350
Storytel AB (a)	24,587	232,528
Surgical Science Sweden AB (a) (b)	28,950	354,198
Svolder AB Class B (b)	53,738	297,442
SwedenCare AB	41,110	155,435
Troax Group AB	14,556	253,297
Truecaller AB Class B	38,105	257,382
Verve Group SE (a)	21,350	69,820
Vestum AB (a) (b)	82,244	78,600
Viaplay Group AB (a)	979,540	71,088
Vitec Software Group AB Class B	16,068	872,574
VNV Global AB (a) (b)	62,443	104,993
Xvivo Perfusion AB (a)	11,495	322,131
		28,857,163
SWITZERLAND — 1.2%
Arbonia AG (a) (b)	19,918	248,539
Aryzta AG (a)	436,554	967,598
Ascom Holding AG	38,985	149,154
Autoneum Holding AG (b)	1,733	227,214
Basilea Pharmaceutica Ag Allschwil (a) (b)	3,483	177,939
Bystronic AG (b)	273	97,043
Coltene Holding AG (b)	2,227	158,074
DocMorris AG (a) (b)	9,912	192,919
Forbo Holding AG (b)	248	225,085
Gurit Holding AG Class BR (b)	2,286	39,687
Huber & Suhner AG	7,527	627,853
Implenia AG	8,053	364,080
Intershop Holding AG	1,819	277,964
Komax Holding AG (b)	3,181	360,975
Kongsberg Automotive ASA (a)	955,154	127,116
Kuros Biosciences AG (a) (b)	9,638	209,155
Leonteq AG (b)	3,563	70,716
Medmix AG (b) (d)	13,338	156,785
Meyer Burger Technology AG (a) (b)	168	357
Mobilezone Holding AG (b)	21,369	307,221
Orior AG (b)	6,415	153,713
Rieter Holding AG (b)	1,438	118,486
Schweiter Technologies AG (b)	329	148,929
Sensirion Holding AG (a) (b) (d)	3,940	305,937
u-blox Holding AG (b)	2,647	229,172
Valiant Holding AG (b)	6,457	871,394
Vetropack Holding AG	5,861	185,816
Zehnder Group AG	2,792	157,469
		7,156,390
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	295,397	406,449
THAILAND — 0.0% (f)
Valeura Energy, Inc. (a)	39,618	245,815
UNITED KINGDOM — 6.9%
4imprint Group PLC	13,784	658,293
Security Description	Shares	Value
abrdn Property Income Trust Ltd. REIT	309,880	$23,039
AG Barr PLC	59,043	467,928
Alpha Group International PLC	12,331	402,681
Alphawave IP Group PLC (a) (b)	164,579	198,622
AO World PLC (a)	156,411	193,812
Ashmore Group PLC	56,629	108,983
ASOS PLC (a)	25,655	96,561
Assura PLC REIT	600,553	358,281
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	65,721	59,253
Auction Technology Group PLC (a)	42,077	315,546
Autolus Therapeutics PLC ADR (a) (b)	69,406	107,579
Avon Technologies PLC	16,136	300,750
Bicycle Therapeutics PLC ADR (a) (b)	25,343	215,162
Bodycote PLC	82,105	589,233
Breedon Group PLC	31,374	181,625
Bytes Technology Group PLC	102,966	644,582
Capita PLC (a)	748,376	125,382
Capricorn Energy PLC	65,914	203,338
Card Factory PLC	194,977	208,632
Chemring Group PLC	98,526	470,538
Clarkson PLC	14,756	648,527
Close Brothers Group PLC (a) (b)	27,253	97,862
CLS Holdings PLC REIT	146,584	132,821
CMC Markets PLC (d)	103,846	277,461
Compass Pathways PLC ADR (a) (b)	24,495	70,056
Costain Group PLC	306,838	417,834
Crest Nicholson Holdings PLC (b)	120,043	262,943
Currys PLC (a)	467,979	525,518
Custodian Property Income REIT PLC (b)	119,103	116,222
DiscoverIE Group PLC	57,407	403,094
Domino's Pizza Group PLC (b)	72,470	265,281
Dowlais Group PLC	230,561	179,897
Ecora Resources PLC	170,384	125,796
Elementis PLC	255,870	427,362
Empiric Student Property PLC REIT	541,322	596,001
Endava PLC ADR (a) (b)	18,436	359,686
EnQuest PLC (a)	691,622	139,799
Essentra PLC	143,036	183,516
Evoke PLC (a) (b)	126,994	77,828
FDM Group Holdings PLC	58,276	188,802
Firstgroup PLC	315,782	635,849
Forterra PLC (d)	190,350	423,086
Funding Circle Holdings PLC (a) (b) (d)	85,282	122,737
Future PLC	42,135	404,630
GB Group PLC	35,201	133,854
Genius Sports Ltd. (a) (b)	130,419	1,305,494

See accompanying notes to financial statements.
182

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Genuit Group PLC	105,086	$488,303
Genus PLC	18,106	435,623
Global Ship Lease, Inc. Class A	7,195	164,406
Great Portland Estates PLC REIT	173,849	667,577
Gym Group PLC (a) (d)	154,916	260,745
Halfords Group PLC	83,558	138,051
Hammerson PLC REIT	336,445	1,071,770
Helical PLC REIT	69,932	177,822
Hilton Food Group PLC	51,500	547,743
Hollywood Bowl Group PLC	72,639	252,680
Hunting PLC	66,752	260,204
Ibstock PLC (d)	201,216	442,043
Immunocore Holdings PLC ADR (a) (b)	28,177	836,012
Impax Asset Management Group PLC	29,181	68,024
Indivior PLC (a)	51,089	478,418
IntegraFin Holdings PLC	155,164	612,851
IP Group PLC (a)	457,432	239,715
J D Wetherspoon PLC	75,184	536,652
John Wood Group PLC (a) (b)	331,977	120,151
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	250,767	229,487
Just Group PLC	455,445	864,163
Kainos Group PLC	21,125	181,054
Keller Group PLC	52,081	924,996
Kier Group PLC	174,936	282,248
Lancashire Holdings Ltd.	124,171	926,383
Launchmycareer Holdings PLC (a) (c)	399,295	38,654
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	92,512	157,143
Marshalls PLC	97,477	308,255
Marston's PLC (a)	527,043	232,316
Mears Group PLC	27,711	138,959
Mereo Biopharma Group PLC ADR (a) (b)	45,659	102,733
Mobico Group PLC (a)	348,915	261,886
Molten Ventures PLC (a)	57,924	191,773
MONY Group PLC	262,590	679,910
Moonpig Group PLC	110,176	298,640
Morgan Advanced Materials PLC	166,733	437,954
Morgan Sindall Group PLC	21,640	921,751
NCC Group PLC (b)	187,724	336,804
On the Beach Group PLC (d)	72,619	209,493
Oxford Biomedica PLC (a) (b)	32,608	125,845
Oxford Instruments PLC	20,357	451,944
Oxford Nanopore Technologies PLC (a) (b)	242,422	320,103
Pagegroup PLC	138,632	543,618
PayPoint PLC	31,349	253,303
Petrofac Ltd. (a) (b)	182,525	14,619
Pets at Home Group PLC	70,599	197,196
Picton Property Income Ltd. REIT	376,047	348,020
Security Description	Shares	Value
Premier Foods PLC	359,777	$854,464
Primary Health Properties PLC REIT	265,655	321,635
PZ Cussons PLC (b)	187,613	188,402
Raspberry PI Holdings PLC (a) (b)	20,869	125,687
Reach PLC	126,934	116,654
Regional REIT Ltd. (b) (d)	67,882	94,628
Renewi PLC	41,541	458,979
S4 Capital PLC (a) (b)	162,232	70,987
Sabre Insurance Group PLC (d)	112,819	188,143
Schroder Real Estate Investment Trust Ltd.	543,883	350,307
Senior PLC	390,913	750,802
SIG PLC (a) (b)	318,450	52,531
Silence Therapeutics PLC ADR (a) (b)	7,831	22,083
Social Housing Reit PLC (d)	227,083	180,847
Spire Healthcare Group PLC (d)	128,624	294,522
Spirent Communications PLC (a)	74,820	182,042
SSP Group PLC	121,843	235,746
SThree PLC	42,491	144,517
Supermarket Income REIT PLC (b)	826,546	817,218
Synthomer PLC (a) (b)	90,003	135,688
Telecom Plus PLC	11,201	251,564
THG PLC (a) (b)	312,548	130,628
Trainline PLC (a) (d)	188,045	659,225
Treatt PLC	19,262	84,532
Trustpilot Group PLC (a) (d)	136,250	388,661
TT Electronics PLC	49,272	51,260
Vanquis Banking Group PLC (b)	167,105	125,532
Vesuvius PLC	92,587	466,674
Victrex PLC	41,890	477,975
Volution Group PLC	88,266	612,940
Watches of Switzerland Group PLC (a) (d)	66,027	352,318
Workspace Group PLC REIT	66,832	357,993
XPS Pensions Group PLC	92,968	449,994
Zigup PLC	103,416	392,444
		42,617,438
UNITED STATES — 1.7%
Access Bio, Inc. KDR (a)	19,166	59,873
Adaptimmune Therapeutics PLC ADR (a) (b)	142,441	28,061
Avadel Pharmaceuticals PLC (a) (b)	36,091	282,593
Bitdeer Technologies Group Class A (a) (b)	39,862	351,981
Centessa Pharmaceuticals PLC ADR (a)	46,644	670,741
Civeo Corp. (b)	7,791	179,193
DHT Holdings, Inc. (b)	59,209	621,695
Diversified Energy Co. PLC	28,783	387,492
Dole PLC	23,800	343,910

See accompanying notes to financial statements.
183

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Energy Fuels, Inc. (a) (b)	83,404	$308,872
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	76,621	284,264
Fiverr International Ltd. (a) (b)	23,745	562,282
Hecla Mining Co.	7,571	42,095
IMAX Corp. (a) (b)	32,982	869,076
Inmode Ltd. (a) (b)	45,942	815,011
MDA Space Ltd. (a)	49,942	953,903
MeiraGTx Holdings PLC (a) (b)	17,516	118,758
Navigator Holdings Ltd.	8,977	119,484
Nordic American Tankers Ltd. (b)	92,777	228,231
Oatly Group AB ADR (a)	8,328	81,864
Pagaya Technologies Ltd. Class A (a) (b)	28,463	298,292
Paysafe Ltd. (a) (b)	11,378	178,521
PolyPeptide Group AG (a) (b) (d)	5,702	105,823
PureTech Health PLC (a)	78,376	145,271
REC Silicon ASA (a)	289,270	33,308
Riskified Ltd. Class A (a)	92,626	427,932
Sims Ltd.	19,274	175,715
Stratasys Ltd. (a)	29,515	288,952
TI Fluid Systems PLC (d)	155,753	400,066
Ur-Energy, Inc. (a) (b)	135,535	91,364
UroGen Pharma Ltd. (a) (b)	14,340	158,600
Vobile Group Ltd. (a) (b)	714,000	377,176
Zymeworks, Inc. (a) (b)	34,569	411,717
		10,402,116
VIETNAM — 0.0% (f)
XP Power Ltd. (a) (b)	10,746	106,525
TOTAL COMMON STOCKS (Cost $755,722,411)		610,585,903

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.1%
GUERNSEY — 0.0% (f)
Cordiant Digital Infrastructure Ltd. (d)	135,431	152,082
LUXEMBOURG — 0.1%
BBGI Global Infrastructure SA	84,546	152,779
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $303,015)		304,861
WARRANTS — 0.0%
AUSTRALIA — 0.0%
Talga Group Ltd. (expiring 09/13/25) (a) (b)	20,954	—
Security Description	Shares	Value
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	19,800	$—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	158,314	158,314
State Street Navigator Securities Lending Portfolio II (i) (j)	60,464,120	60,464,120
TOTAL SHORT-TERM INVESTMENTS (Cost $60,622,434)		60,622,434
TOTAL INVESTMENTS — 108.7% (Cost $816,647,860)		671,513,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(53,595,585)
NET ASSETS — 100.0%		$617,917,613
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $178,416, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
184

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$609,282,625	$1,124,862	$178,416	$610,585,903
Mutual Funds and Exchange Traded Products	304,861	—	—	304,861
Warrants	—	0(a)	0(b)	0
Short-Term Investments	60,622,434	—	—	60,622,434
TOTAL INVESTMENTS	$670,209,920	$1,124,862	$178,416	$671,513,198
(a)	The Fund held a Level 2 security that was valued at $0 at March 31, 2025.
(b)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.
Sector Breakdown as of March 31, 2025

% of Net Assets
Industrials	21.8%
Materials	12.9
Consumer Discretionary	12.4
Information Technology	11.4
Financials	9.3
Health Care	8.4
Real Estate	8.2
Consumer Staples	6.2
Communication Services	3.5
Energy	3.4
Utilities	1.4
Short-Term Investments	9.8
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,478,097	$3,478,097	$12,524,326	$15,844,109	$—	$—	158,314	$158,314	$32,847
State Street Navigator Securities Lending Portfolio II	53,714,814	53,714,814	68,899,827	62,150,521	—	—	60,464,120	60,464,120	291,286
Total		$57,192,911	$81,424,153	$77,994,630	$—	$—		$60,622,434	$324,133
See accompanying notes to financial statements.
185

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 2.5%
ERO Copper Corp. (a) (b)	39,637	$480,023
Wheaton Precious Metals Corp.	191,400	14,850,539
		15,330,562
BURKINA FASO — 0.2%
IAMGOLD Corp. (a)	240,957	1,503,418
CANADA — 21.2%
Agnico Eagle Mines Ltd.	211,685	22,931,255
Alamos Gold, Inc. Class A	177,313	4,736,970
ARC Resources Ltd. (b)	93,966	1,888,787
Athabasca Oil Corp. (a)	83,751	324,704
B2Gold Corp.	554,165	1,574,803
Barrick Gold Corp.	737,722	14,321,315
Baytex Energy Corp. (b)	108,097	239,590
Cameco Corp. (b)	68,983	2,839,363
Canadian Natural Resources Ltd.	334,630	10,295,235
Capstone Copper Corp. (a) (b)	234,707	1,208,392
Cenovus Energy, Inc.	202,669	2,816,314
Dundee Precious Metals, Inc.	75,600	1,002,590
Equinox Gold Corp. (a)	178,700	1,228,830
First Majestic Silver Corp.	177,803	1,188,442
Franco-Nevada Corp.	81,012	12,739,584
Freehold Royalties Ltd. (b)	19,856	175,762
Hudbay Minerals, Inc. (b)	166,271	1,260,390
Imperial Oil Ltd. (b)	25,757	1,860,302
Kinross Gold Corp.	518,668	6,533,577
Lundin Gold, Inc.	41,516	1,285,359
MEG Energy Corp. (b)	41,795	732,665
NexGen Energy Ltd. (a) (b)	89,574	401,426
Nutrien Ltd. (b)	205,333	10,189,253
NuVista Energy Ltd. (a) (b)	25,600	241,904
Osisko Gold Royalties Ltd.	78,723	1,661,155
Pan American Silver Corp.	153,214	3,956,897
Parkland Corp. (b)	21,716	543,485
Peyto Exploration & Development Corp. (b)	31,182	394,961
PrairieSky Royalty Ltd. (b)	37,850	682,444
Secure Waste Infrastructure Corp. (b)	30,729	334,779
Stella-Jones, Inc. (b)	23,361	1,107,629
Suncor Energy, Inc.	199,282	7,715,124
Tamarack Valley Energy Ltd. (b)	77,955	236,695
Teck Resources Ltd. Class B	191,082	6,959,540
TerraVest Industries, Inc.	2,100	207,420
Topaz Energy Corp.	17,265	290,659
Torex Gold Resources, Inc. (a)	36,265	1,004,106
Tourmaline Oil Corp. (b)	55,375	2,670,158
Veren, Inc. (b)	97,592	645,528
Vermilion Energy, Inc. (b)	24,561	198,809
West Fraser Timber Co. Ltd. (b)	23,990	1,842,359
Whitecap Resources, Inc. (b)	93,243	599,917
		133,068,477
Security Description	Shares	Value
CHILE — 0.4%
Lundin Mining Corp. (b)	301,228	$2,440,381
CONGO — 0.4%
Ivanhoe Mines Ltd. Class A (a)	302,114	2,565,109
GHANA — 0.0% (c)
Kosmos Energy Ltd. (a)	74,861	170,683
TURKEY — 0.2%
Eldorado Gold Corp. (a) (b)	86,480	1,453,501
UNITED KINGDOM — 1.4%
Anglogold Ashanti PLC	180,002	6,681,674
TechnipFMC PLC	67,450	2,137,491
		8,819,165
UNITED STATES — 73.0%
Alcoa Corp.	109,009	3,324,774
Alpha Metallurgical Resources, Inc. (a)	4,581	573,770
Amcor PLC	601,480	5,834,356
Antero Resources Corp. (a)	46,325	1,873,383
APA Corp.	58,654	1,232,907
Archer-Daniels-Midland Co.	198,980	9,553,030
Archrock, Inc.	27,752	728,212
ATI, Inc. (a)	60,149	3,129,552
Atlas Energy Solutions, Inc. (b)	11,408	203,519
Avery Dennison Corp.	33,468	5,956,300
Baker Hughes Co.	156,866	6,894,261
Bunge Global SA	58,078	4,438,321
Cactus, Inc. Class A	10,560	483,965
California Resources Corp.	11,296	496,685
Carpenter Technology Corp.	21,046	3,813,114
Centrus Energy Corp. Class A (a) (b)	2,260	140,595
CF Industries Holdings, Inc.	72,434	5,660,717
Chevron Corp.	264,964	44,325,828
Chord Energy Corp.	9,717	1,095,300
Civitas Resources, Inc.	14,100	491,949
Cleveland-Cliffs, Inc. (a)	204,228	1,678,754
CNX Resources Corp. (a)	23,617	743,463
Coeur Mining, Inc. (a)	268,946	1,592,160
Commercial Metals Co.	48,023	2,209,538
Comstock Resources, Inc. (a)	14,352	291,920
ConocoPhillips	205,133	21,543,068
Core Natural Resources, Inc.	8,080	622,968
Corteva, Inc.	286,007	17,998,421
Coterra Energy, Inc.	116,817	3,376,011
Crescent Energy Co. Class A	27,642	310,696
Darling Ingredients, Inc. (a)	66,208	2,068,338
Delek U.S. Holdings, Inc.	10,053	151,499
Devon Energy Corp.	104,181	3,896,369
Diamondback Energy, Inc.	29,648	4,740,122
EOG Resources, Inc.	89,190	11,437,726
EQT Corp.	94,629	5,056,027
Expand Energy Corp.	33,372	3,714,971
Expro Group Holdings NV (a)	16,744	166,435
Exxon Mobil Corp.	542,744	64,548,544

See accompanying notes to financial statements.
186

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FMC Corp.	51,956	$2,192,024
Freeport-McMoRan, Inc.	606,347	22,956,297
Fresh Del Monte Produce, Inc.	13,976	430,880
Graphic Packaging Holding Co.	124,921	3,242,949
Gulfport Energy Corp. (a)	1,936	356,495
Halliburton Co.	139,274	3,533,381
Hecla Mining Co.	265,065	1,473,761
Helix Energy Solutions Group, Inc. (a)	22,712	188,737
Helmerich & Payne, Inc.	15,636	408,412
Hess Corp.	43,835	7,001,765
HF Sinclair Corp.	25,376	834,363
Ingredion, Inc.	27,152	3,671,222
International Paper Co.	218,358	11,649,399
Kaiser Aluminum Corp.	6,768	410,276
Kodiak Gas Services, Inc.	6,212	231,708
Liberty Energy, Inc.	25,916	410,250
Louisiana-Pacific Corp.	26,009	2,392,308
Magnolia Oil & Gas Corp. Class A	30,273	764,696
Marathon Petroleum Corp.	50,982	7,427,568
Matador Resources Co.	18,432	941,691
Materion Corp.	8,800	718,080
Mosaic Co.	132,166	3,569,804
MP Materials Corp. (a) (b)	50,917	1,242,884
Murphy Oil Corp.	21,773	618,353
Newmont Corp.	480,455	23,196,367
Noble Corp. PLC	20,821	493,458
Northern Oil & Gas, Inc. (b)	15,774	476,848
NOV, Inc.	61,670	938,617
Nucor Corp.	99,085	11,923,889
Occidental Petroleum Corp.	107,150	5,288,924
Oceaneering International, Inc. (a)	15,984	348,611
Ovintiv, Inc.	41,304	1,767,811
Packaging Corp. of America	37,065	7,339,611
Patterson-UTI Energy, Inc.	56,287	462,679
PBF Energy, Inc. Class A	15,556	296,964
Peabody Energy Corp.	19,287	261,339
Permian Resources Corp.	100,853	1,396,814
Phillips 66 Co.	65,506	8,088,681
PotlatchDeltic Corp. REIT	29,821	1,345,524
Range Resources Corp.	38,306	1,529,559
Rayonier, Inc. REIT	55,779	1,555,119
Reliance, Inc.	22,852	6,598,515
Royal Gold, Inc.	27,776	4,541,654
Sable Offshore Corp. (a)	10,072	255,527
Schlumberger NV	223,870	9,357,766
Scotts Miracle-Gro Co.	17,781	975,999
Sealed Air Corp.	60,617	1,751,831
Select Water Solutions, Inc.	14,868	156,114
Sitio Royalties Corp. Class A	12,600	250,362
SM Energy Co.	18,182	544,551
Smurfit WestRock PLC	205,659	9,266,995
Security Description	Shares	Value
Sonoco Products Co.	40,849	$1,929,707
Steel Dynamics, Inc.	59,785	7,477,908
Sylvamo Corp.	14,348	962,320
Talos Energy, Inc. (a)	19,645	190,949
Texas Pacific Land Corp.	2,989	3,960,395
Tidewater, Inc. (a)	7,669	324,169
Transocean Ltd. (a) (b)	123,558	391,679
Uranium Energy Corp. (a)	65,193	311,623
Valaris Ltd. (a) (b)	10,401	408,343
Valero Energy Corp.	50,218	6,632,291
Viper Energy, Inc.	20,268	915,100
Warrior Met Coal, Inc.	22,096	1,054,421
Weatherford International PLC	11,509	616,307
Weyerhaeuser Co. REIT	302,363	8,853,189
World Kinect Corp.	9,172	260,118
		457,763,519
ZAMBIA — 0.6%
First Quantum Minerals Ltd. (a) (b)	285,113	3,833,202
TOTAL COMMON STOCKS (Cost $604,257,027)		626,948,017

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	2,866,718	2,866,718
State Street Navigator Securities Lending Portfolio II (f) (g)	16,550,882	16,550,882
TOTAL SHORT-TERM INVESTMENTS (Cost $19,417,600)		19,417,600
TOTAL INVESTMENTS — 103.0% (Cost $623,674,627)		646,365,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(18,912,618)
NET ASSETS — 100.0%		$627,452,999
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
187

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$626,948,017	$—	$—	$626,948,017
Short-Term Investments	19,417,600	—	—	19,417,600
TOTAL INVESTMENTS	$646,365,617	$—	$—	$646,365,617
Industry Breakdown as of March 31, 2025

% of Net Assets
Oil, Gas & Consumable Fuels	40.9%
Metals & Mining	34.3
Containers & Packaging	7.5
Chemicals	6.5
Energy Equipment & Services	4.6
Food Products	3.2
Specialized REITs	1.9
Paper & Forest Products	1.0
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,261,954	$2,261,954	$11,216,957	$10,612,193	$—	$—	2,866,718	$2,866,718	$19,677
State Street Navigator Securities Lending Portfolio II	14,266,653	14,266,653	97,903,369	95,619,140	—	—	16,550,882	16,550,882	18,862
Total		$16,528,607	$109,120,326	$106,231,333	$—	$—		$19,417,600	$38,539
See accompanying notes to financial statements.
188

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,085,299,012	$247,099,172	$23,303,794,532	$10,333,302,671
Investments in affiliated issuers, at value	17,014,512	6,344,949	979,646,246	324,785,186
Total Investments	1,102,313,524	253,444,121	24,283,440,778	10,658,087,857
Foreign currency, at value	852,745	456,621	58,733,975	33,339,211
Net cash at broker	451,199	—	3,233,496	2,450,285
Cash	8,494	6	—	—
Receivable from broker — accumulated variation margin on futures contracts	104,260	—	—	—
Receivable for investments sold	583	—	4,861,264	—
Dividends receivable — unaffiliated issuers	4,402,798	1,436,815	106,670,239	14,825,842
Dividends receivable — affiliated issuers	4,637	698	145,567	190,126
Securities lending income receivable — unaffiliated issuers	458	3,400	577,329	672,844
Securities lending income receivable — affiliated issuers	981	1,285	429,827	247,254
Receivable for foreign taxes recoverable	795,472	724,028	26,292,584	552,781
Other receivable	91,471	—	6,975	—
TOTAL ASSETS	1,109,026,622	256,066,974	24,484,392,034	10,710,366,200
LIABILITIES
Due to custodian	—	—	8,422	63,455
Payable upon return of securities loaned	14,102,061	6,160,568	974,938,013	269,198,406
Payable for investments purchased	2,014,314	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	1,613,928	1,064,975
Deferred foreign taxes payable	—	—	128,910	84,928,801
Advisory fee payable	470,416	123,995	609,966	625,021
Trustees’ fees and expenses payable	1,056	378	12,486	3,951
Accrued expenses and other liabilities	—	5,370	—	—
TOTAL LIABILITIES	16,587,847	6,290,311	977,311,725	355,884,609
NET ASSETS	$1,092,438,775	$249,776,663	$23,507,080,309	$10,354,481,591
NET ASSETS CONSIST OF:
Paid-in capital	$1,436,561,905	$1,079,549,291	$20,698,681,546	$9,846,686,304
Total distributable earnings (loss)**	(344,123,130)	(829,772,628)	2,808,398,763	507,795,287
NET ASSETS	$1,092,438,775	$249,776,663	$23,507,080,309	$10,354,481,591
NET ASSET VALUE PER SHARE
Net asset value per share	$43.61	$24.28	$36.18	$39.16
Shares outstanding (unlimited amount authorized, $0.01 par value)	25,050,000	10,285,379	649,700,000	264,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,151,612,916	$360,700,893	$20,193,177,513	$9,098,003,046
Investments in affiliated issuers	17,014,512	6,344,949	979,646,246	324,785,186
Total cost of investments	$1,168,627,428	$367,045,842	$21,172,823,759	$9,422,788,232
Foreign currency, at cost	$857,953	$457,336	$58,714,424	$33,384,891
* Includes investments in securities on loan, at value	$17,537,787	$12,229,909	$1,702,871,791	$729,391,819
** Includes deferred foreign taxes	$—	$—	$128,910	$84,928,801
See accompanying notes to financial statements.
189

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$1,052,700,165	$948,497,184	$467,199,795	$2,691,057,152	$610,890,764	$626,948,017
22,392,534	27,327,216	9,555,489	270,309,652	60,622,434	19,417,600
1,075,092,699	975,824,400	476,755,284	2,961,366,804	671,513,198	646,365,617
1,064,614	1,587,381	2,704,397	8,119,113	1,961,750	703,430
—	224,680	221,822	1,177,394	—	—
2,928	7,619	—	—	—	—
—	—	—	375,851	—	—
—	48,271	—	—	—	17,683,337
2,535,128	1,625,057	30,987	9,423,730	4,577,027	594,374
4,250	2,668	3,883	38,190	5,451	6,819
—	3,859	32,436	45,886	68,158	5,726
27,515	20,811	16,695	52,747	44,205	4,272
1,379,829	406,245	—	104,274	471,071	—
—	—	—	7,622	211	—
1,080,106,963	979,750,991	479,765,504	2,980,711,611	678,641,071	665,363,575

—	—	—	—	—	1,736
21,870,325	25,789,168	9,214,728	259,602,357	60,464,120	16,550,882
—	72	1,727,652	132,460	—	21,175,580
—	55,908	107,754	—	—	—
—	235,743	—	—	40,882	—
57,692	74,935	240,719	932,826	217,885	182,039
—	360	895	4,039	571	339
—	—	—	—	—	—
21,928,017	26,156,186	11,291,748	260,671,682	60,723,458	37,910,576
$1,058,178,946	$953,594,805	$468,473,756	$2,720,039,929	$617,917,613	$627,452,999

$1,138,065,017	$867,383,967	$1,109,318,290	$3,608,184,687	$815,995,393	$797,969,521
(79,886,071)	86,210,838	(640,844,534)	(888,144,758)	(198,077,780)	(170,516,522)
$1,058,178,946	$953,594,805	$468,473,756	$2,720,039,929	$617,917,613	$627,452,999

$43.73	$62.33	$85.96	$53.18	$31.85	$55.53
24,200,370	15,300,000	5,450,000	51,150,000	19,400,000	11,300,000

$1,047,291,198	$839,753,636	$632,489,850	$3,027,840,770	$756,025,426	$604,257,027
22,392,534	27,295,971	9,555,489	270,309,652	60,622,434	19,417,600
$1,069,683,732	$867,049,607	$642,045,339	$3,298,150,422	$816,647,860	$623,674,627
$1,067,571	$1,600,850	$2,706,791	$8,152,553	$1,961,747	$705,788
$39,550,280	$40,578,889	$22,210,267	$425,927,489	$145,045,720	$28,596,845
$—	$235,743	$—	$—	$38,838	$—
190

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$6,946	$—	$47,278	$21,463
Dividend income — unaffiliated issuers	22,570,141	5,136,712	287,591,193	92,601,798
Dividend income — affiliated issuers	36,085	16,160	993,011	1,617,555
Dividend income — non-cash transactions	1,750,817	—	—	—
Unaffiliated securities lending income	4,068	19,151	1,824,773	3,263,339
Affiliated securities lending income	2,973	7,566	1,593,992	611,063
Foreign taxes withheld	(531,666)	(475,641)	(27,242,183)	(9,243,622)
TOTAL INVESTMENT INCOME (LOSS)	23,839,364	4,703,948	264,808,064	88,871,596
EXPENSES
Advisory fee	2,900,162	735,978	3,263,593	3,550,189
Trustees’ fees and expenses	5,224	1,197	89,990	39,709
Miscellaneous expenses	1,185	—	2,690	768
TOTAL EXPENSES	2,906,571	737,175	3,356,273	3,590,666
NET INVESTMENT INCOME (LOSS)	$20,932,793	$3,966,773	$261,451,791	$85,280,930
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,965,685)	(3,244,819)	(38,989,474)	(10,671,306)
In-kind redemptions — unaffiliated issuers	24,734,641	(8,249,444)	—	—
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	(49,192)	(37,903)	(5,504,244)	(6,248,568)
Futures contracts	(695,739)	—	(2,698,058)	(1,067,773)
Net realized gain (loss)	16,024,025	(11,532,166)	(47,191,776)	(17,987,647)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(123,923,414)	(25,434,255)	(697,126,173)	(534,157,087)
Investments — affiliated issuers	—	—	—	—
Foreign currency translations	(70,951)	(57,002)	(2,326,964)	(700,032)
Futures contracts	177,180	—	(3,860,771)	(10,310,113)
Net change in unrealized appreciation/depreciation	(123,817,185)	(25,491,257)	(703,313,908)	(545,167,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(107,793,160)	(37,023,423)	(750,505,684)	(563,154,879)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(86,860,367)	$(33,056,650)	$(489,053,893)	$(477,873,949)
* Includes foreign capital gain taxes	$—	$—	$—	$—
** Includes foreign deferred taxes	$—	$—	$(112,505)	$48,534,054
See accompanying notes to financial statements.
191

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$—	$2,462	$7,982	$113,675	$—	$—
8,754,030	8,192,739	2,221,707	49,542,199	9,115,146	7,400,893
12,324	53,842	38,261	308,628	32,847	19,677
—	—	156,105	—	—	—
6,003	30,303	179,056	148,397	369,746	13,388
48,864	67,133	143,784	212,703	291,286	18,862
(815,824)	(364,550)	(178,120)	(2,933,041)	(942,204)	(237,676)
8,005,397	7,981,929	2,568,775	47,392,561	8,866,821	7,215,144

225,674	412,005	1,296,489	5,728,521	1,279,262	1,021,766
1,677	3,554	1,976	14,013	2,795	2,430
1,127	1,158	34	1,326	1,140	44
228,478	416,717	1,298,499	5,743,860	1,283,197	1,024,240
$7,776,919	$7,565,212	$1,270,276	$41,648,701	$7,583,624	$6,190,904

(1,938,168)	(3,065,086)	(5,163,574)	(9,840,227)	(1,688,714)	(4,108,991)
—	24,642,618	(13,331,706)	37,060,996	2,626,157	8,486,563
—	12,647	—	—	—	—
(28,821)	(164,428)	(20,391)	(1,802,015)	(358,571)	(16,786)
—	(81,532)	844,703	(156,080)	—	—
(1,966,989)	21,344,219	(17,670,968)	25,262,674	578,872	4,360,786

(252,518)	(57,200,311)	33,057,657	(262,131,355)	(48,013,690)	(17,035,472)
—	(15,197)	—	—	—	—
(53,039)	(50,697)	(10,331)	(344,933)	(37,096)	(7,469)
—	(195,667)	(903,839)	(118,547)	—	—
(305,557)	(57,461,872)	32,143,487	(262,594,835)	(48,050,786)	(17,042,941)
(2,272,546)	(36,117,653)	14,472,519	(237,332,161)	(47,471,914)	(12,682,155)
$5,504,373	$(28,552,441)	$15,742,795	$(195,683,460)	$(39,888,290)	$(6,491,251)
$—	$(83,968)	$—	$—	$(1,290)	$—
$—	$328,984	$—	$—	$(26,340)	$—
192

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,932,793	$37,143,976	$3,966,773	$11,184,199
Net realized gain (loss)	16,024,025	11,843,057	(11,532,166)	(25,225,801)
Net change in unrealized appreciation/depreciation	(123,817,185)	265,138,799	(25,491,257)	69,067,941
Net increase (decrease) in net assets resulting from operations	(86,860,367)	314,125,832	(33,056,650)	55,026,339
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(20,579,272)	(43,845,452)	(3,903,374)	(10,255,916)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	25,840,357	60,804,673	14,094,972	4,089,820
Cost of shares redeemed	(141,112,269)	(125,815,146)	(31,899,949)	(52,867,257)
Net income equalization	—	—	—	—
Other capital	—	439	1,618	1,871
Net increase (decrease) in net assets from beneficial interest transactions	(115,271,912)	(65,010,034)	(17,803,359)	(48,775,566)
Net increase (decrease) in net assets during the period	(222,711,551)	205,270,346	(54,763,383)	(4,005,143)
Net assets at beginning of period	1,315,150,326	1,109,879,980	304,540,046	308,545,189
NET ASSETS AT END OF PERIOD	$1,092,438,775	$1,315,150,326	$249,776,663	$304,540,046
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	1,450,000	600,000	150,000
Shares redeemed	(3,150,000)	(2,900,000)	(1,300,000)	(2,100,000)
Net increase (decrease) from share transactions	(2,550,000)	(1,450,000)	(700,000)	(1,950,000)
See accompanying notes to financial statements.
193

SPDR Portfolio Developed World ex-US ETF		SPDR Portfolio Emerging Markets ETF		SPDR Portfolio Europe ETF
Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$261,451,791	$557,188,685	$85,280,930	$235,426,870	$7,776,919	$8,582,890
(47,191,776)	47,648,451	(17,987,647)	(139,103,296)	(1,966,989)	(2,374,928)
(703,313,908)	3,516,003,063	(545,167,232)	2,036,578,257	(305,557)	58,305,584
(489,053,893)	4,120,840,199	(477,873,949)	2,132,901,831	5,504,373	64,513,546
—	—	—	—	1,299,210	555,230
(278,277,630)	(540,844,585)	(157,035,025)	(231,317,669)	(6,920,492)	(9,129,235)

2,495,370,682	2,134,213,968	859,464,553	901,041,407	598,431,024	207,394,886
—	(63,775,271)	—	—	—	(37,398,093)
—	—	—	—	(1,299,210)	(555,230)
88,539	86,152	809,199	902,744	—	—
2,495,459,221	2,070,524,849	860,273,752	901,944,151	597,131,814	169,441,563
1,728,127,698	5,650,520,463	225,364,778	2,803,528,313	597,014,905	225,381,104
21,778,952,611	16,128,432,148	10,129,116,813	7,325,588,500	461,164,041	235,782,937
$23,507,080,309	$21,778,952,611	$10,354,481,591	$10,129,116,813	$1,058,178,946	$461,164,041

70,800,000	62,500,000	21,200,000	25,500,000	13,800,000	4,900,000
—	(1,800,000)	—	—	—	(1,000,000)
70,800,000	60,700,000	21,200,000	25,500,000	13,800,000	3,900,000
194

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF		SPDR S&P China ETF
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,565,212	$14,852,461	$1,270,276	$11,128,767
Net realized gain (loss)	21,344,219	(4,774,890)	(17,670,968)	(221,207,984)
Net change in unrealized appreciation/depreciation	(57,461,872)	188,142,044	32,143,487	255,358,960
Net increase (decrease) in net assets resulting from operations	(28,552,441)	198,219,615	15,742,795	45,279,743
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(9,412,769)	(14,117,263)	(7,962,344)	(21,801,842)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	159,942,121	104,564,681	41,876,082	163,033,745
Cost of shares redeemed	(64,402,500)	(5,282,907)	(60,191,908)	(540,993,682)
Net income equalization	—	—	—	—
Other capital	16,893	8,368	84,134	425,090
Net increase (decrease) in net assets from beneficial interest transactions	95,556,514	99,290,142	(18,231,692)	(377,534,847)
Net increase (decrease) in net assets during the period	57,591,304	283,392,494	(10,451,241)	(354,056,946)
Net assets at beginning of period	896,003,501	612,611,007	478,924,997	832,981,943
NET ASSETS AT END OF PERIOD	$953,594,805	$896,003,501	$468,473,756	$478,924,997
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,450,000	1,800,000	500,000	2,450,000
Shares redeemed	(1,000,000)	(100,000)	(750,000)	(8,300,000)
Net increase (decrease) from share transactions	1,450,000	1,700,000	(250,000)	(5,850,000)
See accompanying notes to financial statements.
195

SPDR S&P Global Natural Resources ETF		SPDR S&P International Small Cap ETF		SPDR S&P North American Natural Resources ETF
Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$41,648,701	$137,014,610	$7,583,624	$16,271,083	$6,190,904	$12,035,309
25,262,674	44,086,960	578,872	6,992,792	4,360,786	(16,551,039)
(262,594,835)	54,475,562	(48,050,786)	96,832,032	(17,042,941)	50,217,963
(195,683,460)	235,577,132	(39,888,290)	120,095,907	(6,491,251)	45,702,233
—	—	—	—	642,650	(138,959)
(74,195,851)	(126,105,480)	(7,838,840)	(17,062,772)	(7,303,292)	(11,978,682)

149,600,049	531,246,452	—	25,756,831	157,451,030	47,244,372
(425,299,027)	(987,337,734)	(26,068,730)	(99,085,385)	(87,839,855)	(66,312,516)
—	—	—	—	(642,650)	138,959
6,786	262,454	10,510	45,547	—	—
(275,692,192)	(456,088,910)	(26,058,220)	(73,283,007)	68,968,525	(18,929,185)
(545,571,503)	(346,357,176)	(73,785,350)	29,750,128	55,816,632	14,655,407
3,265,611,432	3,611,968,608	691,702,963	661,952,835	571,636,367	556,980,960
$2,720,039,929	$3,265,611,432	$617,917,613	$691,702,963	$627,452,999	$571,636,367

2,775,000	9,625,000	—	800,000	2,850,000	900,000
(8,025,000)	(17,850,000)	(800,000)	(3,200,000)	(1,650,000)	(1,300,000)
(5,250,000)	(8,225,000)	(800,000)	(2,400,000)	1,200,000	(400,000)
196

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$47.65	$38.21	$38.66	$51.09	$39.46	$51.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	1.30	1.27	1.07	1.20	1.17
Net realized and unrealized gain (loss) (b)	(4.04)	9.68	(0.23)	(11.76)	11.86	(11.73)
Total from investment operations	(3.24)	10.98	1.04	(10.69)	13.06	(10.56)
Other capital	—	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.80)	(1.54)	(1.49)	(1.74)	(1.43)	(1.84)
Net asset value, end of period	$43.61	$47.65	$38.21	$38.66	$51.09	$39.46
Total return (d)	(6.78)%	29.21%	2.61%	(21.53)%	33.36%	(20.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,092,439	$1,315,150	$1,109,880	$1,067,005	$1,622,027	$1,463,802
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss)	3.61%(e)	3.10%	3.07%	2.12%	2.51%	2.63%
Portfolio turnover rate (f)	2%(g)	6%	5%	11%	6%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
197

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$27.72	$23.85	$24.18	$35.70	$29.69	$39.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.96	0.98	1.04	1.26	0.91
Net realized and unrealized gain (loss) (b)	(3.44)	3.82	(0.08)	(10.83)	5.70	(7.44)
Total from investment operations	(3.05)	4.78	0.90	(9.79)	6.96	(6.53)
Other capital	0.00(c)	0.00(c)	0.00	0.00	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.39)	(0.91)	(1.23)	(1.73)	(0.95)	(3.25)
Net asset value, end of period	$24.28	$27.72	$23.85	$24.18	$35.70	$29.69
Total return (d)	(10.95)%	19.94%	3.71%	(28.54)%	23.46%	(17.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$249,777	$304,540	$308,545	$461,443	$890,202	$845,809
Ratios to average net assets:
Total expenses	0.59%(e)	0.59%	0.60%	0.59%	0.59%	0.59%
Net investment income (loss)	3.18%(e)	3.76%	3.76%	3.20%	3.61%	2.64%
Portfolio turnover rate (f)	2%(g)	7%	6%	14%	8%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
198

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$37.62	$31.12	$25.91	$36.34	$29.21	$29.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	1.01	0.96	1.00	0.98	0.72
Net realized and unrealized gain (loss) (b)	(1.40)	6.46	5.18	(10.25)	6.98	(0.09)
Total from investment operations	(0.97)	7.47	6.14	(9.25)	7.96	0.63
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.47)	(0.97)	(0.93)	(1.18)	(0.83)	(0.71)
Net asset value, end of period	$36.18	$37.62	$31.12	$25.91	$36.34	$29.21
Total return (d)	(2.50)%	24.28%	23.69%	(26.07)%	27.30%	2.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,507,080	$21,778,953	$16,128,432	$10,215,679	$11,685,902	$7,946,348
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.40%(e)	2.92%	3.08%	3.03%	2.78%	2.52%
Portfolio turnover rate (f)	1%(g)	2%	4%	3%	2%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
199

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$41.65	$33.65	$31.20	$42.83	$36.29	$34.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	1.00	1.10	1.23	0.94	0.90
Net realized and unrealized gain (loss) (b)	(2.20)	8.00	2.44	(11.46)	6.46	2.01
Total from investment operations	(1.87)	9.00	3.54	(10.23)	7.40	2.91
Other capital	0.00(c)	0.00(c)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.62)	(1.00)	(1.10)	(1.41)	(0.87)	(1.02)
Net asset value, end of period	$39.16	$41.65	$33.65	$31.20	$42.83	$36.29
Total return (d)	(4.47)%	27.21%	11.43%	(24.51)%	20.38%	8.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,354,482	$10,129,117	$7,325,589	$5,153,547	$5,794,298	$4,340,644
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.11%	0.11%	0.11%	0.11%
Net investment income (loss)	1.68%(e)	2.77%	3.24%	3.23%	2.18%	2.60%
Portfolio turnover rate (f)	0%(g)(h)	2%	6%	8%	12%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
200

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$44.34	$36.27	$29.09	$41.00	$32.78	$33.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	1.26	1.29	1.03	1.08	0.81
Net realized and unrealized gain (loss) (b)	(0.84)	8.00	7.08	(11.74)	7.97	(0.51)
Total from investment operations	(0.33)	9.26	8.37	(10.71)	9.05	0.30
Net equalization credits and charges (a)	0.09	0.08	(0.03)	(0.00)(c)	0.26	(0.04)
Distributions to shareholders from:
Net investment income	(0.37)	(1.27)	(1.16)	(1.20)	(1.09)	(0.78)
Net asset value, end of period	$43.73	$44.34	$36.27	$29.09	$41.00	$32.78
Total return (d)	(0.53)%	25.99%	28.66%	(26.62)%	28.48%	0.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,058,179	$461,164	$235,783	$175,986	$297,252	$134,396
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	2.41%(e)	3.06%	3.48%	2.67%	2.68%	2.47%
Portfolio turnover rate (f)	2%(g)	5%	7%	5%	7%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per Unit.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
201

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$64.69	$50.42	$42.86	$54.82	$43.13	$39.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	1.15	1.12	1.11	1.07	0.88
Net realized and unrealized gain (loss) (b)	(2.18)	14.23	7.60	(11.84)	11.50	3.15
Total from investment operations	(1.65)	15.38	8.72	(10.73)	12.57	4.03
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.71)	(1.11)	(1.16)	(1.23)	(0.88)	(0.87)
Net asset value, end of period	$62.33	$64.69	$50.42	$42.86	$54.82	$43.13
Total return (d)	(2.60)%	30.81%	20.46%	(20.04)%	29.28%	10.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$953,595	$896,004	$612,611	$437,145	$548,216	$401,070
Ratios to average net assets:
Total expenses	0.09%(e)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.65%(e)	1.99%	2.26%	2.10%	2.05%	2.17%
Portfolio turnover rate (f)	2%(g)	4%	9%	5%	3%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
202

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$84.02	$72.12	$71.25	$110.81	$117.85	$90.56
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	1.34	2.00	1.98	1.31	1.36
Net realized and unrealized gain (loss) (b)	3.19	12.82	1.00	(39.92)	(7.10)	27.30
Total from investment operations	3.42	14.16	3.00	(37.94)	(5.79)	28.66
Other capital	0.02	0.05	0.04	0.04	0.04	0.03
Distributions to shareholders from:
Net investment income	(1.50)	(2.31)	(2.17)	(1.66)	(1.29)	(1.40)
Net asset value, end of period	$85.96	$84.02	$72.12	$71.25	$110.81	$117.85
Total return (c)	4.30%	20.58%	4.08%	(34.60)%	(5.04)%	31.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$468,474	$478,925	$832,982	$1,122,178	$1,711,971	$1,425,931
Ratios to average net assets:
Total expenses	0.59%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	0.58%(d)	1.96%	2.58%	2.11%	1.02%	1.33%
Portfolio turnover rate (e)	5%(f)	24%	21%	11%	15%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
203

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$57.90	$55.89	$49.60	$51.44	$37.55	$43.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	2.20	2.10	2.39	2.07	1.37
Net realized and unrealized gain (loss) (b)	(4.13)	1.78	6.45	(1.90)	13.27	(5.47)
Total from investment operations	(3.35)	3.98	8.55	0.49	15.34	(4.10)
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—	—
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.37)	(1.97)	(2.26)	(2.33)	(1.45)	(1.44)
Net asset value, end of period	$53.18	$57.90	$55.89	$49.60	$51.44	$37.55
Total return (d)	(5.62)%	7.39%(e)	17.11%	0.33%	41.09%	(9.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,720,040	$3,265,611	$3,611,969	$3,008,296	$2,242,969	$1,041,035
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.91%(f)	3.96%	3.73%	4.25%	4.17%	3.45%
Portfolio turnover rate (g)	6%(h)	15%	15%	21%	11%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended September 30, 2024, the total return would have been remained 7.39%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
204

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$34.24	$29.29	$26.11	$38.69	$30.32	$29.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.78	0.79	0.76	0.65	0.57
Net realized and unrealized gain (loss) (b)	(2.38)	4.98	3.25	(12.26)	8.38	1.40
Total from investment operations	(2.00)	5.76	4.04	(11.50)	9.03	1.97
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.39)	(0.81)	(0.86)	(1.08)	(0.66)	(1.01)
Net asset value, end of period	$31.85	$34.24	$29.29	$26.11	$38.69	$30.32
Total return (d)	(5.81)%	19.92%	15.45%	(30.36)%	29.91%	6.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$617,918	$691,703	$661,953	$600,422	$827,996	$694,262
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	2.37%(e)	2.49%	2.63%	2.25%	1.76%	1.99%
Portfolio turnover rate (f)	3%(g)	20%	15%	13%	16%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
205

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$56.60	$53.05	$47.79	$39.84	$28.49	$31.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	1.19	1.34	1.40	1.00	0.74
Net realized and unrealized gain (loss) (b)	(1.06)	3.56	5.51	7.75	11.42	(2.85)
Total from investment operations	(0.48)	4.75	6.85	9.15	12.42	(2.11)
Net equalization credits and charges (a)	0.06	(0.01)	0.07	0.01	(0.07)	(0.03)
Distributions to shareholders from:
Net investment income	(0.65)	(1.19)	(1.66)	(1.21)	(1.00)	(0.74)
Net asset value, end of period	$55.53	$56.60	$53.05	$47.79	$39.84	$28.49
Total return (c)	(0.67)%	9.15%	14.49%	22.91%	43.64%	(7.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$627,453	$571,636	$556,981	$522,106	$468,164	$416,018
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.12%(d)	2.25%	2.49%	2.80%	2.68%	2.47%
Portfolio turnover rate (e)	7%(f)	61%	25%	33%	35%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
206

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2025, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may
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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at period end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as “EU reclaims” in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 2025:
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

SPDR Portfolio Europe ETF
SPDR S&P North American Natural Resources ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Europe ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, The exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2025, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
210

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$104,260	$—	$104,260
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	375,851	—	375,851
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	$—	$—	$—	$1,613,928	$—	$1,613,928
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	1,064,975	—	1,064,975
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	55,908	—	55,908
SPDR S&P China ETF
Futures Contracts	—	—	—	107,754	—	107,754
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$(695,739)	$—	$(695,739)
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	(2,698,058)	—	(2,698,058)
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(1,067,773)	—	(1,067,773)
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	(81,532)	—	(81,532)
SPDR S&P China ETF
Futures Contracts	—	—	—	844,703	—	844,703
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	(156,080)	—	(156,080)

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$177,180	$—	$177,180
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	(3,860,771)	—	(3,860,771)
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(10,310,113)	—	(10,310,113)
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	(195,667)	—	(195,667)
SPDR S&P China ETF
Futures Contracts	—	—	—	(903,839)	—	(903,839)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	(118,547)	—	(118,547)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR Portfolio Developed World ex-US ETF	0.03
SPDR Portfolio Emerging Markets ETF	0.07
SPDR Portfolio Europe ETF	0.07
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Schedules of Investments.
During the year ended September 30, 2024, State Street made a contribution to the SPDR S&P Natural Global Resources ETF in the amount of $260,082 related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2025, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$28,693,453	$25,716,671
SPDR Dow Jones International Real Estate ETF	5,527,330	6,010,953
SPDR Portfolio Developed World ex-US ETF	325,721,640	152,226,526
SPDR Portfolio Emerging Markets ETF	654,983,214	31,724,382
SPDR Portfolio Europe ETF	11,965,987	11,703,803
213

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

	Purchases	Sales
SPDR Portfolio MSCI Global Stock Market ETF	$29,084,840	$22,562,901
SPDR S&P China ETF	42,019,658	23,378,873
SPDR S&P Global Natural Resources ETF	211,859,563	173,704,871
SPDR S&P International Small Cap ETF	16,410,762	16,949,064
SPDR S&P North American Natural Resources ETF	38,516,414	39,745,738
For the period ended March 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$25,769,984	$140,245,171	$24,734,641
SPDR Dow Jones International Real Estate ETF	13,806,715	31,071,258	(8,249,444)
SPDR Portfolio Developed World ex-US ETF	2,279,032,205	—	—
SPDR Portfolio Emerging Markets ETF	190,809,867	—	—
SPDR Portfolio Europe ETF	596,296,460	—	—
SPDR Portfolio MSCI Global Stock Market ETF	148,379,230	60,833,562	24,655,265
SPDR S&P China ETF	2,928,049	44,127,469	(13,331,706)
SPDR S&P Global Natural Resources ETF	78,010,452	424,441,216	37,060,996
SPDR S&P International Small Cap ETF	—	21,877,630	2,626,157
SPDR S&P North American Natural Resources ETF	157,472,024	87,827,962	8,486,563
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
214

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

As  March 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$1,177,754,296	$166,471,158	$241,808,470	$(75,337,312)
SPDR Dow Jones International Real Estate ETF	372,499,902	2,837,753	121,893,534	(119,055,781)
SPDR Portfolio Developed World ex-US ETF	21,361,413,451	4,974,253,079	2,053,841,351	2,920,411,728
SPDR Portfolio Emerging Markets ETF	9,585,185,480	2,429,423,287	1,357,588,126	1,071,835,161
SPDR Portfolio Europe ETF	1,071,192,610	75,144,525	71,244,436	3,900,089
SPDR Portfolio MSCI Global Stock Market ETF	870,340,781	180,063,851	74,636,251	105,427,600
SPDR S&P China ETF	650,212,491	42,287,590	215,852,643	(173,565,053)
SPDR S&P Global Natural Resources ETF	3,317,080,019	201,039,356	556,377,251	(355,337,895)
SPDR S&P International Small Cap ETF	825,614,650	71,950,002	226,051,454	(154,101,452)
SPDR S&P North American Natural Resources ETF	624,706,071	57,894,203	36,234,657	21,659,546
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements  of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 17,537,787	$ 14,102,061	$ 4,591,746	$ 18,693,807
SPDR Dow Jones International Real Estate ETF	12,229,909	6,160,568	6,901,306	13,061,874
SPDR Portfolio Developed World ex-US ETF	1,702,871,791	974,938,013	844,766,835	1,819,704,848
SPDR Portfolio Emerging Markets ETF	729,391,819	269,198,406	514,714,336	783,912,742
SPDR Portfolio Europe ETF	39,550,280	21,870,325	20,469,641	42,339,966
SPDR Portfolio MSCI Global Stock Market ETF	40,578,889	25,789,168	17,256,406	43,045,574
SPDR S&P China ETF	22,210,267	9,214,728	15,179,936	24,394,664
SPDR S&P Global Natural Resources ETF	425,927,489	259,602,357	193,944,854	453,547,211
SPDR S&P International Small Cap ETF	145,045,720	60,464,120	96,418,920	156,883,040
SPDR S&P North American Natural Resources ETF	28,596,845	16,550,882	13,810,502	30,361,384
215

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2025:
		Remaining Contractual Maturity of the Agreements as of March 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$14,102,061	$—	$—	$—	$14,102,061	$14,102,061
SPDR Dow Jones International Real Estate ETF	Common Stocks	6,160,568	—	—	—	6,160,568	6,160,568
SPDR Portfolio Developed World ex-US ETF	Common Stocks	974,938,013	—	—	—	974,938,013	974,938,013
SPDR Portfolio Emerging Markets ETF	Common Stocks	269,198,406	—	—	—	269,198,406	269,198,406
SPDR Portfolio Europe ETF	Common Stocks	21,869,429	—	—	—	21,869,429	21,869,429
SPDR Portfolio Europe ETF	Warrants	896	—	—	—	896	896
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	25,789,168	—	—	—	25,789,168	25,789,168
SPDR S&P China ETF	Common Stocks	9,214,728	—	—	—	9,214,728	9,214,728
SPDR S&P Global Natural Resources ETF	Common Stocks	259,602,357	—	—	—	259,602,357	259,602,357
SPDR S&P International Small Cap ETF	Common Stocks	60,464,120	—	—	—	60,464,120	60,464,120
SPDR S&P North American Natural Resources ETF	Common Stocks	16,550,882	—	—	—	16,550,882	16,550,882
11.    Line of Credit
As of March 31, 2025, certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2025:
SPDR Portfolio Emerging Markets ETF
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
The Funds had no outstanding loans as of March 31, 2025.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
216

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
217

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b)    A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 2, 2025